UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street,

Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Item 1. Reports to Shareholders.

Annual Report

30 June 2017

SPDR® Series Trust – Equity Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

NOTE TO PERFORMANCE SUMMARY (UNAUDITED)

The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

SPDR RUSSELL 3000 ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

SPDR Russell 3000 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities. The Fund’s benchmark is the Russell 3000 Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 18.37%, and the Index was 18.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. In the U.S., the Fed took no action on interest rates at its September 21st Federal Open Market Committee meeting as widely expected, though the dissent of three committee members looking for an immediate hike in policy rates indicated a more emboldened hawkish faction within the Fed. The Fund returned 4.34% for the third quarter, 2016. As the final quarter of 2016 commenced, October provided investors few places to avoid negative returns. One of the most identifiable causes for the angst across asset classes was a paring back of expectations for future global central bank policy support. Far from a one day relief rally, the trading days following the U.S. Election saw a persistent rise in growth assets, a sharp rise in U.S. Treasury yields and a thirteen year high in the broad U.S. dollar index reached in late November — a trend that would continue through the end of the year. The Fund closed out the year up 4.22% for the fourth quarter, 2016.

The Fund had a strong start to 2017 as it was up 5.72% for the first quarter, 2017. The surge in U.S. stocks to open the month of March coincided with a very positive response to U.S. President Donald Trump’s address to Congress on February 28th. In U.S. equities, many asset classes finished the first half of 2017 up, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017, which benefitted the Fund’s performance. The Fund closed out the Reporting Period with a return of 2.96% for the second quarter, 2017.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, Inc., Microsoft Corporation and Bank of America Corporation. The top negative contributors to the Fund’s performance were Bristol-Myers Squibb Company, Verizon Communications, Inc. and Exxon Mobil Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR RUSSELL 3000 ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 3000 Index*	Net Asset Value	Market Value	Russell 3000 Index*
ONE YEAR	18.37%	18.65%	18.51%	18.37%	18.65%	18.51%
FIVE YEARS (1)	96.26%	96.80%	97.53%	14.44%	14.50%	14.59%
TEN YEARS (1)	101.44%	102.00%	101.46%	7.25%	7.28%	7.25%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2007 through July 8, 2013 and the Russell 3000 Index from July 9, 2013 through June 30, 2017.
*	The Russell 3000 Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Apple, Inc.	3.0%
Microsoft Corp.	2.1
Amazon.com, Inc.	1.5
Johnson & Johnson	1.4
Facebook, Inc. Class A	1.4
Exxon Mobil Corp.	1.4
Berkshire Hathaway, Inc. Class B	1.3
JPMorgan Chase & Co.	1.3
Alphabet, Inc. Class C	1.1
Alphabet, Inc. Class A	1.1

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Information Technology	21.3%
Financials	14.8
Health Care	13.9
Consumer Discretionary	12.7
Industrials	10.7
Consumer Staples	8.0
Energy	5.6
Real Estate	4.1
Materials	3.3
Utilities	3.2
Telecommunication Services	2.0
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Russell 3000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.10%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR RUSSELL 1000 ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Russell 1000 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the Russell 1000 Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 17.94%, and the Index was 18.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. In the U.S., the Fed took no action on interest rates at its September 21st Federal Open Market Committee meeting as widely expected, though the dissent of three committee members looking for an immediate hike in policy rates indicated a more emboldened hawkish faction within the Fed. The Fund returned 4.02% for the third quarter, 2016. As the final quarter of 2016 commenced, October provided investors few places to avoid negative returns. One of the most identifiable causes for the angst across asset classes was a paring back of expectations for future global central bank policy support. Far from a one day relief rally, the trading days following the U.S. elections saw a persistent rise in growth assets, a sharp rise in U.S. Treasury yields and a thirteen year high in the broad U.S. dollar index reached in late November — a trend that would continue through the end of the year. The Fund closed out the year up 3.82% for the fourth quarter, 2016.

The Fund had a strong start to 2017 as it was up 5.99% for the first quarter, 2017. The surge in U.S. stocks to open the month of March coincided with a very positive response to U.S. President Donald Trump’s address to Congress on February 28th. In U.S. equities, many assets finished the first half of 2017 up, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017, which benefitted the Fund’s performance. The Fund closed out the Reporting Period with a return of 3.04% for the second quarter, 2017.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, Inc., Microsoft Corporation and Bank of America Corporation. The top negative contributors to the Fund’s performance were Bristol-Myers Squibb Company, Verizon Communications, Inc. and Exxon Mobil Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR RUSSELL 1000 ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Index*	Net Asset Value	Market Value	Russell 1000 Index*
ONE YEAR	17.94%	18.12%	18.03%	17.94%	18.12%	18.03%
FIVE YEARS (1)	96.47%	96.85%	98.25%	14.46%	14.51%	14.67%
TEN YEARS (1)	100.66%	101.20%	102.11%	7.21%	7.24%	7.29%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 9, 2013.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2007 through July 8, 2013 and the Russell 1000 Index from July 9, 2013 through June 30, 2017.
*	The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Apple, Inc.	3.2%
Microsoft Corp.	2.2
Amazon.com, Inc.	1.6
Johnson & Johnson	1.5
Facebook, Inc. Class A	1.5
Exxon Mobil Corp.	1.5
Berkshire Hathaway, Inc. Class B	1.4
JPMorgan Chase & Co.	1.4
Alphabet, Inc. Class A	1.2
Alphabet, Inc. Class C	1.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Information Technology	21.5%
Financials	14.8
Health Care	13.9
Consumer Discretionary	12.7
Industrials	10.5
Consumer Staples	8.5
Energy	5.7
Real Estate	3.7
Materials	3.3
Utilities	3.1
Telecommunication Services	2.0
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Russell 1000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.10%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR RUSSELL 2000 ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Russell 2000 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the Russell 2000 Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 24.59%, and the Index was 24.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Index started off the Reporting Period by delivering the best quarter during this period by gaining 9.05% in the third quarter of 2016. Global markets entered the third quarter of 2016 riding the tailwind of an aggressive snap back rally following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. Attention around the Federal Reserve in August focused on whether or not U.S. monetary policy would be tightened at some point in 2016, and by the end of the month a tightening as soon as September seemed to be a real possibility. Strong economic data including a second month of better than expected payroll gains paired with ever more confident pronouncements from Federal Reserve officials that the time for tightening could be near gradually nudged expectations for more imminent Fed action higher through August. As the final quarter of 2016 commenced, October provided investors few places to avoid negative returns as both safe haven investments and riskier growth assets came under pressure during the month. Although the Index lost 4.75% in October, the Index rebounded by producing the best month of the Reporting Period by gaining 11.15% in November and picking up 8.83% for the fourth quarter of 2016. The resurgence in the Index largely occurred around the time Donald Trump made what was broadly judged to be a conciliatory acceptance speech, sending the S&P 500 Index to a gain of more than 1%, gold prices lower and bond yields higher when all was said and done on November 9th. Far from a one day relief rally, the trading days following the election saw a persistent rise in growth assets, a sharp rise in U.S. Treasury yields and a thirteen year high in the broad U.S. dollar index reached in late November — a trend that would continue through the end of the year. The Index gained 2.47% in the first quarter 2017 as global markets ushered in 2017 on a cautiously positive note in January with new all-time highs established in U.S. equity markets, even as a number of other reflationary market trends paused or reversed. February saw a continuation of the positive sentiment evident in global equity markets during the first month of the year, and by some measures, an acceleration of it as the Index succeeded in posting the best month of the first quarter 2017 by adding 1.93%. March betrayed some mixed signals as to the staying power of the U.S. led global reflation rally that manifested itself in global equity markets to start the year. The positive surge in U.S. stocks to open the month of March coincided with a very positive response to U.S. President Donald Trump’s address to Congress on February 28th. But political and policy concerns weighed on markets toward the end of the month as the failed attempt to advance a health care bill exposed fissures in the Republican Party and caused some market participants to question the likelihood of other policy priorities. The Index receded towards the end of March and left the Index relatively flat for the month by adding 0.13%. The Russell 2000 Index finished last quarter of the fiscal year by posting a gain of 2.46% and succeeded in posting four consecutive quarters of positive growth. However, April 2017 saw a measure of investor fear return in global risk markets following a four and a half month period of relative complacency coinciding with implied volatility levels across many asset classes declining to multi year lows and strong gains in global equity markets. The most identifiable driver of this return of investor caution in April was the looming first round of the French presidential election. Once the votes were tallied on the evening of the 23rd, however, it was clear that only one antiestablishment candidate would be on the ballot for the second round vote on May 7th and market volatility indices tumbled to the more benign levels measured before the polls began to tighten. The establishment friendly outcome also sparked a rally across global equities through the end of April. In the U.S., the second quarter return of the Index was consistent with a more tentative, but still positive, U.S. growth and inflation outlook as the year progressed. A lack of progress on growth-friendly legislation from the Republican-controlled government has also contributed to the cautious tone in markets. Small capitalization shares saw a turn in fortunes in 2017, with the small capitalization Index underperforming the large cap Russell 1000 Index by approximately 4% in the first half of 2017 after outperforming the Russell 1000 Index better than 9% in 2016.

On an individual security level, the top positive contributors to the Fund’s performance were Advanced Micro Devices, Inc., Chemours Co. and Exelixis, Inc. The top negative contributors to the Fund’s performance were Dynegy, Inc., Ophthotech Corp. and Novavax, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR RUSSELL 2000 ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 2000 Index*	Net Asset Value	Market Value	Russell 2000 Index*
ONE YEAR	24.59%	24.45%	24.60%	24.59%	24.45%	24.60%
SINCE INCEPTION (1)	48.48%	48.44%	48.17%	10.44%	10.43%	10.39%

(1)	For the period July 8, 2013 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity market. The Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of the Russell 3000 Index. The Index includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Kite Pharma, Inc.	0.3%
Catalent, Inc.	0.2
PAREXEL International Corp.	0.2
Fair Isaac Corp.	0.2
WGL Holdings, Inc.	0.2
IDACORP, Inc.	0.2
Bluebird Bio, Inc.	0.2
Medidata Solutions, Inc.	0.2
Gramercy Property Trust REIT	0.2
HealthSouth Corp.	0.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Financials	18.0%
Information Technology	17.1
Health Care	15.0
Industrials	14.6
Consumer Discretionary	12.4
Real Estate	7.4
Materials	4.3
Energy	3.6
Utilities	3.6
Consumer Staples	2.7
Telecommunication Services	0.9
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Russell 2000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.10%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR RUSSELL 1000 YIELD FOCUS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Russell 1000 Yield Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Yield Focused Factor Index. The Fund’s benchmark is the Russell 1000 Yield Focused Factor Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 16.61%, and the Index was 16.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and cash drag contributed to the difference between the Fund’s performance and that of the Index.

Companies characterized by higher dividend yields historically tend to overlap more with value companies than growth companies, and because of this, the Fund’s performance for the Reporting Period shared more in common with the underperformance of value companies relative to growth companies. For the first half of the Reporting Period, value companies outperformed, as a surprise in the U.S. Presidential election result was followed by a surge in performance of value companies, and companies with higher dividend yields in particular. However, in the second half of the Reporting Period, growth companies outperformed, particularly in the final quarter, as technology companies continued to show their influence in the overall direction and performance of the economy. As a result, the one-year performance of value companies and of the Fund fell slightly behind that of the standard Russell 1000 Index.

On an individual security level, the top positive contributors to the Fund’s performance were Western Digital Corporation, Best Buy Co., Inc. and Cummins Inc. The top negative contributors to the Fund’s performance were Macy’s Inc, Kimco Realty Corporation and Frontier Communications Corporation Class B.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR RUSSELL 1000 YIELD FOCUS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Yield Focus Factor Index*	Net Asset Value	Market Value	Russell 1000 Yield Focus Factor Index*
ONE YEAR	16.61%	16.64%	16.85%	16.61%	16.64%	16.85%
SINCE INCEPTION (1)	25.85%	25.88%	26.22%	15.66%	15.68%	15.91%

(1)	For the period December 2, 2015 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Russell 1000 Yield Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high yield characteristics.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
HP, Inc.	2.5%
Target Corp.	1.6
Equity Residential REIT	1.5
LyondellBasell Industries NV Class A	1.5
Corning, Inc.	1.4
Valero Energy Corp.	1.1
Host Hotels & Resorts, Inc. REIT	1.1
L Brands, Inc.	1.1
CenturyLink, Inc.	1.1
Cardinal Health, Inc.	1.1

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Consumer Discretionary	23.3%
Real Estate	14.1
Financials	11.6
Utilities	9.6
Industrials	9.5
Information Technology	9.4
Materials	9.4
Consumer Staples	5.4
Energy	4.8
Health Care	1.4
Telecommunication Services	1.3
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Russell 1000 Yield Focus ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.20%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Russell 1000 Momentum Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Momentum Focused Factor Index. The Fund’s benchmark is the Russell 1000 Momentum Focused Factor Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 14.66%, and the Index was 14.93%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

With its strategy to track an index that is designed to comprise stocks that exhibit positive momentum, the Fund has tended to follow market trends. For the first half of the Reporting Period, positive momentum companies, as represented by the Index, slightly underperformed the broader U.S. large cap market capitalization weighted index, the Russell 1000 Index, as a surprise in the U.S. Presidential election result was followed by a surge in performance of value companies. During the second half of the Reporting Period, positive momentum companies enjoyed strong absolute performance, particularly in the second quarter of 2017, as health care and information technology companies continued to show their influence in the overall direction and performance of the economy, which aided the Fund’s performance. However, the one-year performance of positive momentum companies comprised in the Index fell behind that of the broader Russell 1000 Index.

On an individual security level, the top positive contributors to the Fund’s performance were Best Buy Co., Inc., Southwest Airlines Co. and Alaska Air Group, Inc. The top negative contributors to the Fund’s performance were Kohl’s Corporation, Macy’s Inc. and Michael Kors Holdings Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index*	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index*
ONE YEAR	14.66%	14.68%	14.93%	14.66%	14.68%	14.93%
SINCE INCEPTION (1)	18.21%	18.23%	18.62%	11.17%	11.18%	11.43%

(1)	For the period December 2, 2015 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Russell 1000 Momentum Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high momentum characteristics.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Johnson & Johnson	2.7%
JPMorgan Chase & Co.	2.2
Apple, Inc.	2.1
Amazon.com, Inc.	2.0
AT&T, Inc.	1.8
Procter & Gamble Co.	1.8
Microsoft Corp.	1.8
Berkshire Hathaway, Inc. Class B	1.7
Bank of America Corp.	1.6
Merck & Co., Inc.	1.5

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Information Technology	17.6%
Financials	16.7
Health Care	16.0
Consumer Discretionary	13.2
Industrials	11.2
Consumer Staples	8.0
Energy	5.7
Real Estate	3.6
Materials	2.8
Utilities	2.7
Telecommunication Services	2.4
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Russell 1000 Momentum Focus ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.20%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Russell 1000 Low Volatility Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Low Volatility Focused Factor Index. The Fund’s benchmark is the Russell 1000 Low Volatility Focused Factor Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 14.27%, and the Index was 14.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

With its strategy to track an index that is designed to comprise lower volatility companies, the Fund has tended to own securities which are in industries considered defensive. During periods of market uncertainty, lower volatility stocks are also thought of as defensive and they have historically demonstrated more resilience in periods of market stress. For the first half of the Reporting Period, lower volatility companies, as represented by the Index, underperformed the broad U.S. large cap market capitalization weighted index, the Russell 1000 Index, as a surprise in the U.S. Presidential election result was followed by a surge in performance of higher beta companies. During the second half of the Reporting Period, lower volatility companies enjoyed strong absolute performance, particularly in the first quarter of 2017, as health care and information technology companies continued to show their influence in the overall direction and performance of the economy, which aided the Fund’s performance. However, the one-year performance of lower volatility companies comprised in the Index fell behind that of the broader Russell 1000 Index for the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Symantec Corporation, Mettler-Toledo International Inc. and Everest Re Group, Ltd. The top negative contributors to the Fund’s performance were Kimco Realty Corporation, Bed Bath & Beyond Inc. and Target Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index*	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index*
ONE YEAR	14.27%	14.29%	14.51%	14.27%	14.29%	14.51%
SINCE INCEPTION (1)	22.95%	22.98%	23.37%	13.96%	13.98%	14.24%

(1)	For the period December 2, 2015 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Russell 1000 Low Volatility Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising low volatility characteristics.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Equity Residential REIT	1.2%
Baxter International, Inc.	1.0
Cardinal Health, Inc.	0.9
Sysco Corp.	0.9
Genuine Parts Co.	0.9
Amdocs, Ltd.	0.8
Target Corp.	0.8
Everest Re Group, Ltd.	0.7
Corning, Inc.	0.7
Express Scripts Holding Co.	0.7

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Consumer Discretionary	18.9%
Industrials	16.0
Financials	14.6
Information Technology	10.8
Health Care	9.7
Utilities	9.0
Consumer Staples	7.6
Real Estate	7.5
Materials	5.3
Telecommunication Services	0.4
Energy	0.0 **
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

**	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Russell 1000 Low Volatility ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.20%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 500 BUYBACK ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 500 Buyback ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have a high buyback ratio. The Fund’s benchmark is the S&P 500 Buyback Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 23.02%, and the Index was 23.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, compounding and cash drag contributed to the difference between the Fund’s performance and that of the Index.

Over the Reporting Period, the Fund outperformed the broader S&P 500 Index by over 5%. More than half of the Fund was comprised of Financials, Information Technology and Industrials stocks; all three of these sectors had returns greater than 30% for the Reporting Period. The Fund performed particularly well in November, posting a return over 7.3%. This was a noteworthy month, in that it marked the unanticipated victory of Donald Trump over Hillary Clinton for the U.S. Presidency. The trading days following the election posted strong returns, indicating the new political climate was helping companies with relatively large buyback ratios. The two quarters that followed posted positive and steady returns, to bring the final performance to over positive 23% for the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were NVIDIA Corporation, Best Buy Co., Inc. and United Rentals, Inc. The top negative contributors to the Fund’s performance were Pitney Bowes Inc., Foot Locker, Inc. and Macerich Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 500 BUYBACK ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Buyback Index*	Net Asset Value	Market Value	S&P 500 Buyback Index*
ONE YEAR	23.02%	23.10%	23.50%	23.02%	23.10%	23.50%
SINCE INCEPTION (1)	17.13%	17.18%	18.22%	6.80%	6.80%	7.22%

(1)	For the period February 4, 2015 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/4/15, 2/5/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P 500 Buyback Index provides exposure to the 100 constituent companies in the S&P 500 with the highest buyback ratio in the last 12 months.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
H&R Block, Inc.	1.3%
Mettler-Toledo International, Inc.	1.2
Delta Air Lines, Inc.	1.2
Best Buy Co., Inc.	1.1
Electronic Arts, Inc.	1.1
McDonald’s Corp.	1.1
American Airlines Group, Inc.	1.1
State Street Corp.	1.1
Wyndham Worldwide Corp.	1.1
Yum! Brands, Inc.	1.1

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Consumer Discretionary	27.1%
Financials	24.7
Information Technology	15.8
Health Care	12.3
Industrials	12.3
Consumer Staples	4.9
Real Estate	1.8
Materials	1.0
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.0 **
TOTAL	100.0%

**	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 500 Buyback ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 500 GROWTH ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P 500 Growth Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 19.07%, and the Index was 19.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. Global indices advanced for the month of July following the vote. The improved tone was enough to propel the S&P 500 price index to a new all-time high. The Fund closed out the third quarter, 2016 up 4.71%.

Financials were also perceived to benefit from a more benign regulatory environment envisaged under the incoming Donald Trump administration. The strong performance of the high book–to-price Energy and Financials sectors helped propel domestic value indices over their growth counterparts for the fourth quarter, 2016. However, the SPDR Fund still finished the fourth quarter, 2016 in positive territory, up 0.44%.

In the first quarter of 2017, the Fund benefitted from the favorable economic environment and general outperformance of larger cap indices versus smaller cap indices, as it returned 8.47% for the first quarter, 2017. In U.S. equities, many asset classes finished the first half of 2017 up, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. Growth stocks in general outperformed value stocks for the first six months of 2017 driven by the superior relative performance of growth oriented sectors such as Technology versus the largely value oriented Energy sector. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017. The Fund finished the second quarter, 2017 up 4.37%.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, Inc., Microsoft Corporation and Amazon.com, Inc. The top negative contributors to the Fund’s performance were Verizon Communications, Inc., Allergan plc and Bristol-Myers Squibb Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 500 GROWTH ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Growth Index*	Net Asset Value	Market Value	S&P 500 Growth Index*
ONE YEAR	19.07%	18.98%	19.30%	19.07%	18.98%	19.30%
FIVE YEARS	101.22%	101.02%	103.21%	15.01%	14.99%	15.24%
TEN YEARS (1)	136.48%	136.71%	136.01%	8.99%	9.00%	8.97%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2007 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through June 30, 2017.
*	The S&P 500 Growth Index measures the performance of the large-capitalization growth sector in the U.S. equity market.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Apple, Inc.	6.5%
Microsoft Corp.	4.6
Amazon.com, Inc.	3.3
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class A	2.4
Alphabet, Inc. Class C	2.4
Johnson & Johnson	1.9
Comcast Corp. Class A	1.6
Home Depot, Inc.	1.6
UnitedHealth Group, Inc.	1.6

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Information Technology	34.9%
Consumer Discretionary	16.6
Health Care	15.8
Industrials	11.3
Consumer Staples	7.1
Financials	4.2
Real Estate	3.8
Materials	2.3
Energy	2.2
Telecommunication Services	0.9
Utilities	0.8
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.0 **
TOTAL	100.0%

**	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 500 Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 500 VALUE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 500 Value Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 15.70%, and the Index was 15.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. Global indices advanced for the month of July following the vote. The improved tone was enough to propel the S&P 500 Index to a new all-time high. The Fund ETF closed out the third quarter, 2016 up 2.91%.

Financials were perceived to benefit from a more benign regulatory environment envisaged under the incoming Trump administration. The strong performance of the high book–to-price Energy and Financials sectors helped propel domestic value indices over their growth counterparts for the fourth quarter, 2016. The Fund benefitted from the favorable economic environment and finished up 7.30% for the fourth quarter, 2016.

Global industrial production growth surged to an annual rate of 4.5% in the first quarter, 2017, the highest level in more than five years. Benefitting from these economic conditions, the Fund returned 3.26% for the first quarter, 2017. In U.S. equities, most asset classes finished the first half of 2017 up, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. However, value stocks in general underperformed growth stocks for the first six months of 2017 driven by the relative underperformance of the largely value oriented Energy sector versus more growth oriented sectors such as Technology. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017. The Fund closed the Reporting Period on a positive note as it returned 1.48% for the second quarter, 2017.

On an individual security level, the top positive contributors to the Fund’s performance were Bank of America Corporation, JPMorgan Chase & Co. and Citigroup, Inc. The top negative contributors to the Fund’s performance were Verizon Communications, Inc., AT&T, Inc. and Exxon Mobil Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 500 VALUE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Value Index*	Net Asset Value	Market Value	S&P 500 Value Index*
ONE YEAR	15.70%	15.64%	15.86%	15.70%	15.64%	15.86%
FIVE YEARS	89.34%	89.35%	91.04%	13.62%	13.62%	13.82%
TEN YEARS (1)	67.58%	67.85%	66.74%	5.30%	5.32%	5.24%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2007 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through June 30, 2017.
*	The S&P 500 Value Index measures the performance of the large-capitalization value sector in the U.S. equity market.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Exxon Mobil Corp.	3.7%
JPMorgan Chase & Co.	3.5
Berkshire Hathaway, Inc. Class B	3.4
Wells Fargo & Co.	2.7
Bank of America Corp.	2.6
AT&T, Inc.	2.5
Chevron Corp.	2.1
Citigroup, Inc.	2.0
Cisco Systems, Inc.	1.7
Johnson & Johnson	1.5

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Financials	27.2%
Health Care	12.9
Consumer Staples	11.5
Energy	10.8
Industrials	8.9
Consumer Discretionary	6.9
Information Technology	6.6
Utilities	6.0
Telecommunication Services	3.6
Materials	3.5
Real Estate	1.8
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.0 **
TOTAL	100.0%

**	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 500 Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 500 HIGH DIVIDEND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 500 High Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have high dividend yields. The Fund’s benchmark is the S&P 500 High Dividend Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 9.94%, and the Index was 10.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and cash drag contributed to the difference between the Fund’s performance and that of the Index.

Companies that have high dividend yields tend to share more in common with value companies than growth companies, and because of this, the one-year performance of the Fund during the Reporting Period was affected by the underperformance of value companies relative to growth companies. In addition, the Federal Reserve’s 25 basis points increase, beginning in December 2016 and continuing over the next two consecutive quarters, was particularly influential in the performance of high dividend companies.

For the first half of the Reporting Period, value companies outperformed growth companies, as a surprise in the U.S. Presidential election result was followed by a surge in the performance of value companies. High dividend companies performed similarly well, until the Federal Reserve announced in December 2016 that it would increase rates by 25 basis points for the first time since December 2015. This caused the performance of high dividend companies to retreat, ultimately causing the Fund to underperform the S&P 500 Index for the first half of the Reporting Period.

For the second half of the Reporting Period, growth companies outperformed value companies, particularly in the final quarter, as technology companies continued to be influential in the overall direction and performance of the economy. High dividend companies underperformed the broader U.S. large cap market as a result, and as the Federal Reserve continued to increase rates by a quarter-point in March and June, their performance suffered even further. As a result, the Fund underperformed the S&P 500 Index during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Western Digital Corporation, Seagate Technology PLC and Navient Corp. The top negative contributors to the Fund’s performance were Macerich Company, Kimco Realty Corporation and Frontier Communications Corporation Class B.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 500 HIGH DIVIDEND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 High Dividend Index*	Net Asset Value	Market Value	S&P 500 High Dividend Index*
ONE YEAR	9.94%	9.94%	10.10%	9.94%	9.94%	10.10%
SINCE INCEPTION (1)	26.66%	26.68%	26.98%	14.95%	14.97%	15.16%

(1)	For the period October 21, 2015 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/21/15, 10/22/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P 500 High Dividend Index is designed to measure the performance of the top 80 dividend-paying securities listed on the S&P 500 Index, based on dividend yield. The S&P 500 Index focuses on the large capitalization U.S. equity market, including common stock and real estate investment trusts.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
H&R Block, Inc.	1.7%
Coach, Inc.	1.7
Boeing Co.	1.6
Philip Morris International, Inc.	1.6
AbbVie, Inc.	1.5
HP, Inc.	1.5
Crown Castle International Corp. REIT	1.5
Invesco, Ltd.	1.5
Prologis, Inc. REIT	1.5
Eaton Corp. PLC	1.5

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Real Estate	22.0%
Utilities	19.0
Consumer Discretionary	13.9
Information Technology	7.9
Materials	7.1
Energy	6.7
Industrials	5.8
Financials	5.4
Consumer Staples	4.3
Health Care	4.2
Telecommunication Services	3.5
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 500 High Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.12%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 500 Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P 500 Fossil Fuel Free Index. The Fund’s benchmark is the S&P 500 Fossil Fuel Free Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 19.22%, and the Index was 19.48%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. In the U.S., the Federal Reserve took no action on interest rates at its September 21st Federal Open Market Committee meeting as widely expected, though the dissent of three committee members looking for an immediate hike in policy rates indicated a more emboldened hawkish faction within the Federal Reserve. The Fund returned 4.07% for the third quarter, 2016. As the final quarter of 2016 commenced, October provided investors few places to avoid negative returns. One of the most identifiable causes for the angst across asset classes was a paring back of expectations for future global central bank policy support. Far from a one day relief rally, the trading days following the U.S. elections saw a persistent rise in growth assets, a sharp rise in U.S. Treasury yields and a thirteen year high in the broad U.S. dollar index reached in late November — a trend that would continue through the end of the year. The Fund closed out the year up 3.66% for the fourth quarter, 2016.

The Fund had a strong start to 2017 as it was up 6.76% for the first quarter, 2017. The surge in U.S. stocks to open the month of March coincided with a very positive response to U.S. President Donald Trump’s address to Congress on February 28th. In U.S. equities, many asset classes finished the first half of 2017 up, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017. The Fund closed out the reporting period with a return of 3.51% for the second quarter, 2017.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, Inc., Microsoft Corporation and Bank of America Corporation. The top negative contributors to the Fund’s performance were General Electric, Bristol-Myers Squibb Company and Verizon Communications, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index*	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index*
ONE YEAR	19.22%	19.32%	19.48%	19.22%	19.32%	19.48%
SINCE INCEPTION (1)	20.99%	21.11%	21.41%	12.76%	12.83%	13.04%

(1)	For the period November 30, 2015 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/15, 12/1/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P 500 Fossil Fuel Free Index is designed to measure the performance of companies in the S&P 500 Index that are “fossil fuel free”, which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel reserves are defined as economically and technically recoverable sources of crude oil, natural gas and thermal coal but do not include metallurgical or coking coal, which are used in connection with steel production.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Apple, Inc.	3.8%
Microsoft Corp.	2.7
Amazon.com, Inc.	1.9
Facebook, Inc. Class A	1.8
Johnson & Johnson	1.8
JPMorgan Chase & Co.	1.6
Berkshire Hathaway, Inc. Class B	1.6
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.4
Wells Fargo & Co.	1.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Information Technology	23.4%
Financials	15.3
Health Care	15.2
Consumer Discretionary	12.9
Industrials	10.8
Consumer Staples	9.4
Real Estate	3.1
Materials	2.9
Utilities	2.9
Telecommunication Services	2.3
Energy	1.7
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.0 **
TOTAL	100.0%

**	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 500 Fossil Fuel Free ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) was 0.25% (0.20% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.20% until October 31, 2017.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 1000 ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 1000 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid- to small-capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P 1000 Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 20.65%, and the Index was 19.73%1. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative effects of security misweights and the Fund’s investment strategy to track a benchmark index different from the S&P 1000 Index prior to August 31, 2016 contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. Global indices advanced for the month of July following the vote. The improved tone was enough to propel the S&P 500 Index to a new all-time high. The Fund finished the third quarter, 2016 up 5.92%.

Far from a one day relief rally, the trading days following the U.S. Elections saw a persistent rise in growth assets, a sharp rise in U.S. Treasury yields and a thirteen year high in the broad U.S. dollar index reached in late November — a trend that would continue through the end of the year. The Fund’s fourth quarter, 2016 return was 8.50%

Global industrial production growth surged to an annual rate of 4.5% in the first quarter of 2017, the highest level in more than five years, which aided Fund performance. The Fund closed out the first quarter, 2017 up 3.04%. In U.S. equities, many asset classes finished the first half of 2017 up, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017. The Fund ended the second quarter, 2017 in positive territory as it returned 1.88%.

On an individual security level, the top positive contributors to the Fund’s performance were Advanced Micro Devices, Inc., Chemours Co. and Align Technology, Inc. The top negative contributors to the Fund’s performance were National Retail Properties, Inc., QEP Resources, Inc. and Gulfport Energy Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

[1]	Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index to the S&P 1000 Index. Performance of the Fund prior to August 31, 2016 is therefore based on the Fund’s investment strategy to track an index different from the S&P 1000 Index during such period.

SPDR S&P 1000 ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Russell Small Cap Completeness Index	S&P 1000 Index*	Net Asset Value	Market Value	Russell Small Cap Completeness Index	S&P 1000 Index*
ONE YEAR (1)	20.65%	21.11%	21.84%	19.73%	20.65%	21.11%	21.84%	19.73%
FIVE YEARS (1)	93.86%	94.36%	95.59%	101.99%	14.16%	14.21%	14.36%	15.10%
TEN YEARS (1)	115.49%	116.13%	108.13%	126.25%	7.98%	8.01%	7.60%	8.51%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index to the S&P 1000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to August 31, 2016.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2007 through August 30, 2016 and the S&P 1000 Index from August 31, 2016 through June 30, 2017.
*	The S&P 1000 Index combines the S&P MidCap 400 and the S&P SmallCap 600 to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
ResMed, Inc.	0.5%
Packaging Corp. of America	0.4
Domino’s Pizza, Inc.	0.4
Duke Realty Corp.	0.4
Teleflex, Inc.	0.4
Cadence Design Systems, Inc.	0.4
MSCI, Inc.	0.4
SVB Financial Group	0.4
Alleghany Corp.	0.4
Trimble, Inc.	0.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Information Technology	16.7%
Financials	16.3
Industrials	16.2
Consumer Discretionary	13.0
Health Care	10.2
Real Estate	8.9
Materials	6.9
Utilities	4.6
Consumer Staples	3.5
Energy	2.9
Telecommunication Services	0.5
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 1000 ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.10%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 400 MID CAP GROWTH ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P MidCap 400 Growth Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 17.74%, and the Index was 17.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. The Fund was up 3.68% for the third quarter, 2016. Financials were perceived to benefit from a more benign regulatory environment envisaged under the incoming U.S. President Donald Trump administration, which aided Fund performance. The Fund closed out 2016 with a 4.68% return for the fourth quarter, 2016.

Global industrial production growth surged to an annual rate of 4.5% in the first quarter, the highest level in more than five years. With this favorable economic environment the Fund returned 5.08% for the first quarter, 2017. In U.S. equities, many asset classes finished the first half of 2017 up, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. Growth stocks in general outperformed value stocks for the first six months of 2017 driven by the superior relative performance of growth oriented sectors such as Technology versus the largely value oriented Energy sector, which aided Fund performance. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017. The Fund closed out the Reporting Period with a solid 3.24% return for the second quarter, 2017.

On an individual security level, the top positive contributors to the Fund’s performance were SVB Financial Group, Align Technology, Inc. and Packaging Corporation of America. The top negative contributors to the Fund’s performance were Manhattan Associates, Inc., Dick’s Sporting Goods, Inc. and Regency Centers Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 400 MID CAP GROWTH ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Growth Index*	Net Asset Value	Market Value	S&P MidCap 400 Growth Index*
ONE YEAR	17.74%	17.62%	17.90%	17.74%	17.62%	17.90%
FIVE YEARS	95.95%	96.16%	97.79%	14.40%	14.43%	14.62%
TEN YEARS (1)	134.48%	134.66%	142.11%	8.90%	8.90%	9.24%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 Growth Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2007 through December 16, 2010 and the S&P MidCap 400 Growth Index from December 17, 2010 through June 30, 2017.
*	The S&P MidCap 400 Growth Index measures the performance of the mid-capitalization growth sector in the U.S. equity market.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Packaging Corp. of America	1.2%
Domino’s Pizza, Inc.	1.2
Duke Realty Corp.	1.1
MSCI, Inc.	1.1
CDK Global, Inc.	1.0
Broadridge Financial Solutions, Inc.	1.0
IDEX Corp.	1.0
Huntington Ingalls Industries, Inc.	1.0
NVR, Inc.	1.0
AO Smith Corp.	0.9

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Information Technology	22.1%
Industrials	17.0
Consumer Discretionary	13.0
Financials	13.0
Health Care	11.2
Real Estate	10.4
Materials	6.6
Utilities	2.6
Consumer Staples	2.5
Energy	1.4
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 400 MID CAP VALUE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P MidCap 400 Value Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 18.31%, and the Index was 18.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. The Fund was up 4.47% for the third quarter, 2016. Financials were perceived to benefit from a more benign regulatory environment envisaged under the incoming Trump administration. The strong performance of the high book–to-price Energy and Financials sectors helped propel domestic value indices over their growth counterparts for the fourth quarter, 2016, which benefitted the Fund’s performance. Against this favorable backdrop, the Fund posted a strong 9.72% for the fourth quarter, 2016.

Global industrial production growth surged to an annual rate of 4.5% in the first quarter, the highest level in more than five years, which aided Fund performance. The Fund was up 2.64% for the First Quarter, 2017. In U.S. equities, many asset classes finished the first half of 2017 up, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. However, value stocks in general underperformed growth stocks for the first six months of 2017 driven by the relative underperformance of the largely value oriented Energy sector versus more growth oriented sectors such as Technology. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017. The Fund ended the Reporting Period up 0.56% for the second quarter, 2017.

On an individual security level, the top positive contributors to the Fund’s performance were ManpowerGroup, Inc., Everest Re Group, Ltd. and Steel Dynamics, Inc. The top negative contributors to the Fund’s performance were Ensco plc, Frontier Communications Corporation Class B and Gulfport Energy Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 400 MID CAP VALUE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Value Index*	Net Asset Value	Market Value	S&P MidCap 400 Value Index*
ONE YEAR	18.31%	18.16%	18.47%	18.31%	18.16%	18.47%
FIVE YEARS	98.51%	98.76%	100.99%	14.70%	14.73%	14.99%
TEN YEARS (1)	98.11%	98.09%	111.04%	7.08%	7.07%	7.75%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2007 through December 16, 2010 and the S&P MidCap 400 Value Index from December 17, 2010 through June 30, 2017.
*	The S&P MidCap 400 Value Index measures the performance of the mid-capitalization value sector in the U.S. equity market.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Alleghany Corp.	1.2%
Atmos Energy Corp.	1.1
UGI Corp.	1.1
Reinsurance Group of America, Inc.	1.1
JetBlue Airways Corp.	1.0
ManpowerGroup, Inc.	1.0
Leidos Holdings, Inc.	0.9
American Financial Group, Inc.	0.9
Arrow Electronics, Inc.	0.9
OGE Energy Corp.	0.9

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Financials	20.1%
Industrials	13.0
Information Technology	12.8
Consumer Discretionary	10.2
Real Estate	9.2
Utilities	8.8
Materials	8.7
Health Care	6.7
Consumer Staples	5.1
Energy	4.7
Telecommunication Services	0.5
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 600 SMALL CAP ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P SmallCap 600 Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 22.35%, and the Index was 22.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. Global indices advanced for the month of July following the vote. The improved tone was enough to propel the S&P 500 Index to a new all-time high. The Fund finished the third quarter, 2016 up 7.16%.

Small capitalization equities reacted particularly well since the U.S. election, with the domestic small cap indices generally outperforming their larger capitalization counterparts for the fourth quarter, 2016. The Fund in particular was up 11.08% for the quarter despite being down 4.48% for the month of October.

Small capitalization shares did see turn in fortunes in 2017, with the small capitalization indices generally underperforming larger capitalization shares for the first quarter, 2017. However, the Fund finished the first quarter, 2017 up 1.06%.

In U.S. equities, many asset classes finished the first half of 2017 up, reaching new all-time highs and witnessing better than two decade lows in both realized and implied volatility during that period. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017. The Fund finished the second quarter, 2017 up 1.69%.

On an individual security level, the top positive contributors to the Fund’s performance were Chemours Co., Coherent, Inc. and Take-Two Interactive Software, Inc. The top negative contributors to the Fund’s performance were Carrizo Oil & Gas, Inc., Diplomat Pharmacy, Inc. and Impax Laboratories, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 600 SMALL CAP ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Index*	Net Asset Value	Market Value	S&P SmallCap 600 Index*
ONE YEAR	22.35%	22.37%	22.47%	22.35%	22.37%	22.47%
FIVE YEARS	103.85%	103.84%	105.32%	15.31%	15.31%	15.48%
TEN YEARS (1)	131.71%	131.91%	124.85%	8.77%	8.78%	8.44%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2007 through December 16, 2010 and the S&P SmallCap 600 Index from December 17, 2010 through June 30, 2017.
*	The S&P Small Cap 600 Index measures the performance of the small-capitalization sector in the U.S. equity market.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
MKS Instruments, Inc.	0.5%
ALLETE, Inc.	0.5
CoreSite Realty Corp. REIT	0.5
Healthcare Services Group, Inc.	0.5
Spire, Inc.	0.5
Chemed Corp.	0.5
Integra LifeSciences Holdings Corp.	0.5
ProAssurance Corp.	0.5
Lumentum Holdings, Inc.	0.4
Sterling Bancorp	0.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Industrials	18.9%
Financials	16.4
Consumer Discretionary	15.8
Information Technology	14.4
Health Care	12.7
Real Estate	6.9
Materials	5.2
Consumer Staples	3.0
Energy	2.8
Utilities	2.8
Telecommunication Services	1.0
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 600 SMALL CAP GROWTH ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Growth Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 22.75%, and the Index was 22.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start for the Fund as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. The Fund finished up 7.16% for the third quarter, 2016.

Small capitalization equities reacted particularly well since the U.S. election, with the domestic small cap indices generally outperforming their larger capitalization counterparts for the fourth quarter, 2016. Financials were also perceived to benefit from a more benign regulatory environment envisaged under the incoming Trump administration. The Fund closed out 2016 on a strong note as it returned 9.60% for the fourth quarter, 2016.

Small capitalization shares did see a turn in fortunes in 2017, with the small capitalization indices generally underperforming larger capitalization shares for the first quarter, 2017. The Fund was up 2.39% for the first quarter, 2017. Growth stocks in general outperformed value stocks for the first six months of 2017 driven by the superior relative performance of growth oriented sectors such as Technology versus the largely value oriented Energy Sector. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017. The Fund closed out the Reporting Period on a positive note as it returned 2.07% for the second quarter, 2017.

On an individual security level, the top positive contributors to the Fund’s performance were Coherent, Inc., Take-Two Interactive Software, Inc. and Medidata Solutions, Inc. The top negative contributors to the Fund’s performance were B&G Foods, Inc., Diplomat Pharmacy, Inc. and Impax Laboratories, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 600 SMALL CAP GROWTH ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index*	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index*
ONE YEAR	22.75%	22.59%	22.90%	22.75%	22.59%	22.90%
FIVE YEARS	103.75%	103.72%	105.17%	15.30%	15.29%	15.46%
TEN YEARS (1)	148.43%	147.89%	142.49%	9.53%	9.50%	9.26%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Growth Total Stock Market Index to the S&P SmallCap 600 Growth Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2007 through December 16, 2010 and the S&P SmallCap 600 Growth Index from December 17, 2010 through June 30, 2017.
*	The S&P SmallCap 600 Growth Index measures the performance of the small-capitalization growth sector in the U.S. equity market.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
MKS Instruments, Inc.	1.0%
CoreSite Realty Corp. REIT	1.0
Lumentum Holdings, Inc.	0.9
Sterling Bancorp	0.9
John Bean Technologies Corp.	0.9
First Financial Bankshares, Inc.	0.8
Evercore Partners, Inc. Class A	0.8
EastGroup Properties, Inc.	0.8
Cantel Medical Corp.	0.8
Five Below, Inc.	0.7

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Industrials	19.4%
Information Technology	17.2
Health Care	15.3
Financials	14.7
Consumer Discretionary	13.3
Real Estate	8.7
Materials	4.1
Consumer Staples	2.5
Energy	2.3
Utilities	1.5
Telecommunication Services	0.9
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 600 SMALL CAP VALUE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Value Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 21.76%, and the Index was 21.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period got off to a strong start as global markets rallied following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. The Fund returned 7.17% for the third quarter, 2016.

Small capitalization equities reacted particularly well since the U.S. election, with the domestic small cap indices generally outperforming their larger capitalization counterparts for the fourth quarter, 2016. Financials were also perceived to benefit from a more benign regulatory environment envisaged under the incoming Trump administration. The strong performance of the high book–to-price Energy and Financials sectors helped propel domestic value indices over their growth counterparts for the fourth quarter, 2016 and aided the Fund’s performance. The Fund closed out 2016 on a strong note as it was up 12.55% for the fourth quarter, 2016.

Small capitalization shares did see a turn in fortunes in 2017, with the small capitalization indices generally underperforming larger capitalization shares for the first quarter, 2017. The Fund was down 0.35% for the first quarter, 2017. Value stocks in general underperformed growth stocks for the first six months of 2017 driven by the relative underperformance of the largely value oriented Energy sector to more growth oriented sectors such as Technology. The second quarter, 2017 concluded with a more tentative, but still positive, U.S. growth and inflation outlook for 2017. The Fund closed out the Reporting Period on a positive note as it was up 1.30% for the second quarter, 2017.

On an individual security level, the top positive contributors to the Fund’s performance were Chemours Co., Brink’s Company and RH. The top negative contributors to the Fund’s performance were Essendant Inc., Kite Realty Group Trust and R.R. Donnelley & Sons Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 600 SMALL CAP VALUE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Value Index*	Net Asset Value	Market Value	S&P SmallCap 600 Value Index*
ONE YEAR	21.76%	21.60%	21.79%	21.76%	21.60%	21.79%
FIVE YEARS	103.16%	103.03%	105.01%	15.23%	15.22%	15.44%
TEN YEARS (1)	116.14%	116.09%	107.82%	8.01%	8.01%	7.59%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2007 through December 16, 2010 and the S&P SmallCap 600 Value Index from December 17, 2010 through June 30, 2017.
*	The S&P SmallCap 600 Value Index measures the performance of the small-capitalization value sector in the U.S. equity market.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
ALLETE, Inc.	1.0%
Spire, Inc.	0.9
ProAssurance Corp.	0.9
CACI International, Inc. Class A	0.9
Brink’s Co.	0.9
Selective Insurance Group, Inc.	0.8
Sanmina Corp.	0.8
Firstcash, Inc.	0.8
Wolverine World Wide, Inc.	0.8
Avista Corp.	0.8

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Consumer Discretionary	18.4%
Industrials	18.4
Financials	17.9
Information Technology	11.7
Health Care	9.9
Materials	6.4
Real Estate	4.9
Utilities	4.1
Consumer Staples	3.7
Energy	3.4
Telecommunication Services	1.0
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR GLOBAL DOW ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. The Fund’s benchmark is the Global Dow (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 22.34%, and the Index was 22.42% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

The rollout of additional monetary policy easing by major central banks immediately after Brexit provided the much needed fodder to create an aggressive rally in global markets and the Fund in the second half of 2016. In the United Kingdom, the Bank of England engaged in some easing measures by reducing short term interest rates and also extending their quantitative easing program. While the last quarter of 2016 saw unexpected challenges to the established political order in the U.S., the trading days following the U.S. election saw a surprising but persistent rise in growth assets. The shift in favor of developed markets and the assets held by the Fund in the final quarter of 2016 is primarily attributable to U.S. equities and the U.S. dollar posting strong gains against a pullback in emerging markets in both local and currency-adjusted returns. As the tide reversed a bit in the first half of 2017, U.S. investors in European equities benefitted from a better than 8% gain of the Euro against the U.S. dollar. In addition to an improving economic backdrop, European shares benefitted from an easing of political uncertainty with the defeat of populist candidates in the Netherlands in February and in presidential polls in France that spanned April and May. Positive returns continued to realize for the Fund from strong global economic and earnings growth in the second half of 2017.

On an individual security level, the top positive contributors to the Fund’s performance were Bank of America Corporation, Societe Generale S.A. Class A and Southwest Airlines Co. The top negative contributors to the Fund’s performance were Verizon Communications, Inc., Anheuser-Busch InBev SA/NV and Simon Property Group, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR GLOBAL DOW ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Global Dow Index* (2)	Net Asset Value	Market Value	Global Dow Index* (2)
ONE YEAR	22.34%	22.64%	22.42%	22.34%	22.64%	22.42%
FIVE YEARS	68.77%	69.16%	69.05%	11.04%	11.09%	11.07%
TEN YEARS (1)	24.84%	25.05%	N/A	2.24%	2.26%	N/A

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2007 through May 1, 2011 and the Global Dow Index from May 2, 2011 through June 30, 2017.
*	The Global Dow Index is made up of 150 constituents from around the world selected by an Averages Committee comprised of the managing editor of the Wall Street Journal, the head of Dow Jones Indexes research and the head of CME Group research.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Southwest Airlines Co.	1.0%
Bank of America Corp.	0.9
Boeing Co.	0.9
Deere & Co.	0.9
Carnival Corp.	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.9
Societe Generale SA	0.9
Apple, Inc.	0.8
UniCredit SpA	0.8
Banco Santander SA	0.8

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Financials	19.6%
Industrials	14.9
Consumer Discretionary	12.7
Information Technology	12.2
Health Care	9.6
Energy	7.7
Consumer Staples	7.2
Materials	6.8
Telecommunication Services	4.9
Utilities	3.5
Real Estate	0.5
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.50%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR DOW JONES REIT ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts. The Fund’s benchmark is the Dow Jones U.S. Select REIT Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -2.73%, and the Index was -2.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index

Real Estate Investment Trusts (“REITs”) traded in the U.S. had a challenging fiscal year and trailed the S&P 500 Index in each of the four quarters of the Reporting Period. The Index reported negative performance in each of the first three fiscal quarters, but managed to post a positive return during the quarter ended June 30, 2017. Unfortunately, however, the late positive performance was not enough to overcome the earlier returns and the Index was down -2.43% for the full fiscal year. Non-REIT equities in the U.S. benefitted from a post-election rally to close out 2016. At around the same time, the U.S. Federal Reserve raised interest rates in December of 2016 for the first time in a year. Similar to other high yielding equity sectors at that time, U.S. REITs posted negative returns as yields started to rise. This trend continued into early 2017 as non-REIT equities generally advanced optimistically while U.S. REITs struggled under rising interest rates. The final quarter of the Reporting Period, however, saw U.S. REITs post positive performance as inflation expectations seemed to wane.

On an individual security level, the top positive contributors to the Fund’s performance were Prologis, Inc., Essex Property Trust, Inc. and AvalonBay Communities, Inc. The top negative contributors to the Fund’s performance were Kimco Realty Corporation, Public Storage and Simon Property Group, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR DOW JONES REIT ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index*	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index*
ONE YEAR	–2.73%	–2.73%	–2.43%	–2.73%	–2.73%	–2.43%
FIVE YEARS	51.68%	51.76%	53.85%	8.69%	8.70%	9.00%
TEN YEARS	66.95%	67.03%	69.57%	5.26%	5.26%	5.42%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Dow Jones U.S. Select REIT Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Simon Property Group, Inc. REIT	7.6%
Public Storage REIT	4.7
Prologis, Inc. REIT	4.7
Welltower, Inc. REIT	4.1
AvalonBay Communities, Inc. REIT	4.0
Ventas, Inc. REIT	3.7
Equity Residential REIT	3.6
Boston Properties, Inc. REIT	2.9
Digital Realty Trust, Inc. REIT	2.7
Essex Property Trust, Inc. REIT	2.5

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Residential REITS	21.2%
Retail REITS	20.0
Office REITS	16.6
Health Care REITS	12.5
Specialized REITS	11.0
Industrial REITS	8.1
Hotel & Resort REITS	7.5
Diversified REITS	2.8
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.25%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P BANK ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. The Fund’s benchmark is the S&P Banks Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 44.97%, and the Index was 45.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.

Bank assets, as represented by the Index, experienced a volatile year ending June 30, 2017. The Index returned 18.73% in November 2017 alone as stocks rallied on the back of optimism and hope that the new Trump Administration would enact corporate tax reform and reduce regulatory burdens. President Trump’s executive order looked to establish framework to scale back regulatory demands brought in after the financial crisis. This rally also fuelled speculation of an increase in the Federal Reserve interest rates. However, this rally tailed off in the second quarter of 2017 as concerns grew that President Trump would not be able to deliver on his election promises.

On an individual security level, the top positive contributors to the Fund’s performance were SVB Financial Group, Bank of America Corporation and Citizens Financial Group, Inc. The top negative contributors to the Fund’s performance were Trustmark Corporation, Chemical Financial Corporation and New York Community Bancorp, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P BANK ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Banks Select Industry Index* (2)	Net Asset Value	Market Value	S&P Banks Select Industry Index* (2)
ONE YEAR	44.97%	44.90%	45.51%	44.97%	44.90%	45.51%
FIVE YEARS	115.17%	115.03%	119.10%	16.56%	16.55%	16.99%
TEN YEARS (1)	–4.01%	–4.00%	N/A	–0.41%	–0.41%	N/A

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Banks Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Banks Select Industry Index inception date is September 12, 2011. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2007 through October 23, 2011 and the S&P Banks Select Industry Index from October 24, 2011 through June 30, 2017.
*	The S&P Banks Select Industry Index is a modified equal-weighted index that seeks to reflect the performance of publicly traded companies that do business as banks or thrifts.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Northern Trust Corp.	2.0%
CIT Group, Inc.	2.0
JPMorgan Chase & Co.	2.0
Citigroup, Inc.	2.0
Zions Bancorp	2.0
Fifth Third Bancorp	2.0
Bank of New York Mellon Corp.	2.0
Wells Fargo & Co.	2.0
BB&T Corp.	2.0
Bank of America Corp.	1.9

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Regional Banks	77.5%
Diversified Banks	9.7
Thrifts & Mortgage Finance	6.7
Asset Management & Custody Banks	4.0
Other Diversified Financial Services	1.9
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P CAPITAL MARKETS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. The Fund’s benchmark is the S&P Capital Markets Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 39.07%, and the Index was 39.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

Capital markets companies, as represented by the Index, enjoyed a very strong start to the year with positive returns of over 24% in the first six months of the Reporting Period. Stocks rallied post-election in November thanks to investor optimism and hope that the new Donald Trump Administration would enact corporate tax reform and reduce regulatory burdens. President Donald Trump’s executive order looked to establish a framework to scale back regulatory demands brought in after the financial crisis. The rally also fueled speculation of an increase in the Federal Reserve interest rates, which occurred on December 15th for the first time since a year prior. Near the start of 2017, the change in tone in some markets was consistent with a ‘wait and see’ approach as the new U.S. presidential administration took office on January 20th after two months of market action anticipating the unveiling of the pro-growth, business friendly Donald Trump agenda. This rally eventually tailed off in the second quarter of 2017 as concerns grew that President Donald Trump would not be able to deliver on his election promises, though the Fund still ended the Reporting Period with strong returns.

On an individual security level, the top positive contributors to the Fund’s performance were LPL Financial Holdings Inc., Morgan Stanley and State Street Corporation. The top negative contributors to the Fund’s performance were Diamond Hill Investment Group, Inc., Morningstar, Inc. and FactSet Research Systems, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P CAPITAL MARKETS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index* (2)	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index* (2)
ONE YEAR	39.07%	39.18%	39.52%	39.07%	39.18%	39.52%
FIVE YEARS	79.15%	79.40%	81.54%	12.37%	12.40%	12.67%
TEN YEARS (1)	–12.33%	–12.14%	N/A	–1.31%	–1.29%	N/A

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2007 through October 23, 2011 and the S&P Capital Markets Select Industry Index from October 24, 2011 through June 30, 2017.
*	The S&P Capital Markets Select Industry Index is a modified equal-weighted index that seeks to reflect the performance of U.S. publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
TD Ameritrade Holding Corp.	2.3%
Northern Trust Corp.	2.2
Federated Investors, Inc. Class B	2.2
Janus Henderson Group PLC	2.2
Charles Schwab Corp.	2.2
Moody’s Corp.	2.2
WisdomTree Investments, Inc.	2.2
Waddell & Reed Financial, Inc. Class A	2.2
SEI Investments Co.	2.2
Lazard, Ltd. Class A	2.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Asset Management & Custody Banks	40.7%
Investment Banking & Brokerage	38.3
Financial Exchanges & Data	20.8
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Capital Markets ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P INSURANCE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. The Fund’s benchmark is the S&P Insurance Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 25.92%, and the Index was 26.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

Rising interest rates, improved economic conditions and increased insurable risks were primary drivers of Fund performance during the Reporting Period. During the fiscal year, the Federal Reserve raised interest rate three times. Rate hikes tend to improve the performance of insurance stocks because their underlying investment income typically increases during times of higher interest rates. Also, improvements in general economic conditions have been a benefit to insurance companies because consumers are typically buying more insurable items, such as homes and automobiles. Lastly, insurance companies have seen increased activity in consumers protecting themselves from new and obscure insurable risks, such as cyber threats. Each of these factors aided the Fund’s performance during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Lincoln National Corporation, Principal Financial Group, Inc. and Prudential Financial, Inc. The top negative contributors to the Fund’s performance were Argo Group International Holdings, Ltd., RLI Corp. and AmTrust Financial Services, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INSURANCE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Insurance Select Industry Index* (2)	Net Asset Value	Market Value	S&P Insurance Select Industry Index* (2)
ONE YEAR	25.92%	25.89%	26.39%	25.92%	25.89%	26.39%
FIVE YEARS	136.51%	136.58%	141.07%	18.79%	18.79%	19.24%
TEN YEARS (1)	77.60%	77.73%	N/A	5.91%	5.92%	N/A

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2007 through October 23, 2011 and the S&P Insurance Select Industry Index from October 24, 2011 through June 30, 2017.
*	The S&P Insurance Select Industry Index is a modified equal-weighted index. It is currently comprised of leading companies active in the U.S. insurance industry that are listed on the NYSE or another U.S. national securities exchange.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
AmTrust Financial Services, Inc.	2.5%
FNF Group	2.3
MetLife, Inc.	2.3
XL Group, Ltd.	2.2
Genworth Financial, Inc. Class A	2.2
Primerica, Inc.	2.2
Hartford Financial Services Group, Inc.	2.2
Assurant, Inc.	2.2
Progressive Corp.	2.2
Allstate Corp.	2.2
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Property & Casualty Insurance	42.2%
Life & Health Insurance	25.3
Multi-line Insurance	10.9
Insurance Brokers	10.8
Reinsurance	10.5
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Insurance ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P REGIONAL BANKING ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. The Fund’s benchmark is the S&P Regional Banks Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 45.19%, and the Index was 45.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.

Regional banks entered the third quarter of 2016 riding the tailwind of the attention around the Federal Reserve on whether or not U.S. monetary policy would be tightened at some point in 2016. Banks are averse to negative interest rates because they are charged to leave money at the central bank, but feel unable to pass on the cost to their customers. A strong rally in anticipation of tightening continued amidst the U.S. Presidential Elections and as 2016 drew to a close in December, the Federal Reserve as expected raised interest rates on December 15th for the first time since December of 2015. The persistent rise in regional banks continued through the second half of 2017 as the Federal Reserve hiked interest rates twice more– once in March and the other in June. These developments contributed to the Fund’s strong performance during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Citizens Financial Group, Inc., Regions Financial Corporation and KeyCorp. The top negative contributors to the Fund’s performance were First Hawaiian, Inc., Comerica Incorporated and Opus Bank.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P REGIONAL BANKING ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index* (2)	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index* (2)
ONE YEAR	45.19%	45.15%	45.83%	45.19%	45.15%	45.83%
FIVE YEARS	119.32%	119.00%	123.92%	17.01%	16.97%	17.50%
TEN YEARS (1)	49.86%	48.77%	N/A	4.13%	4.05%	N/A

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Regional Banks Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Regional Banks Select Industry Index inception date is September 12, 2011. Index returns in the line graph above represent the Fund’s prior benchmark index from June 30, 2007 through October 23, 2011 and the S&P Regional Banks Select Industry Index from October 24, 2011 through June 30, 2017.
*	The S&P Regional Banks Select Industry Index is a modified equal-weighted index that seeks to reflect the performance of publicly traded companies that do business as regional banks or thrifts.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
CIT Group, Inc.	2.4%
Zions Bancorp	2.3
Fifth Third Bancorp	2.3
BB&T Corp.	2.3
Huntington Bancshares, Inc.	2.3
Regions Financial Corp.	2.3
PNC Financial Services Group, Inc.	2.3
Comerica, Inc.	2.3
KeyCorp	2.3
SunTrust Banks, Inc.	2.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Regional Banks	99.8%
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR MORGAN STANLEY TECHNOLOGY ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Morgan Stanley Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded electronics-based technology companies. The Fund’s benchmark is the Morgan Stanley Technology Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 39.46%, and the Index was 38.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Fund seeks to track an Index that comprises electronic-based technology companies. The Fund outperformed the broader S&P 500 Index three out of four quarters during the Reporting Period. Over this period, one of the best performing sectors of the S&P 500 Index was Information Technology with a return of nearly 34%. The Fund outperformed many broader market capitalization indices as information technology accounts for a substantial majority of the Fund’s weight. The Index gave up some performance in the fourth quarter of 2016, yet technology stocks continued to show their sector dominance in 2017 as growth stocks prevailed primarily into June of 2017. The technology sector performed well in comparison to broader benchmarks thanks to encouraging fundamentals and the constant emergence of new technologies. The prospect of rising interest rates coupled with President Trump’s corporate tax reform also added strength to this space, which benefited the Fund’s performance.

On an individual security level, the top positive contributors to the Fund’s performance were Arista Networks, Inc., Applied Materials, Inc. and Tesla Inc. The top negative contributors to the Fund’s performance were Palo Alto Networks, Inc., LinkedIn Corporation Class A and International Business Machines Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MORGAN STANLEY TECHNOLOGY ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Morgan Stanley Technology Index*	Net Asset Value	Market Value	Morgan Stanley Technology Index*
ONE YEAR	39.46%	39.57%	39.87%	39.46%	39.57%	39.87%
FIVE YEARS	138.27%	138.35%	143.03%	18.96%	18.97%	19.44%
TEN YEARS	153.58%	153.62%	164.22%	9.75%	9.75%	10.20%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Morgan Stanley Technology Index is composed purely of electronics-based technology companies. The Technology Index was the first listed broad-market technology barometer dedicated exclusively to the electronics-based technology industry. The Technology Index comprises companies drawn from the following technology sub-sectors: computer services; design software; server software, PC software and new media; networking and telecom equipment; server hardware, PC hardware and peripherals; specialized systems; and semiconductors.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Tesla, Inc.	4.3%
Alibaba Group Holding, Ltd. ADR	3.8
Arista Networks, Inc.	3.7
Adobe Systems, Inc.	3.3
ServiceNow, Inc.	3.3
Lam Research Corp.	3.2
Western Digital Corp.	3.1
Broadcom, Ltd.	3.1
Oracle Corp.	3.1
Amazon.com, Inc.	3.1

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Software	23.2%
Communications Equipment	15.6
Semiconductors & Semiconductor Equipment	13.6
IT Services	12.7
Internet Software & Services	12.4
Internet & Catalog Retail	9.0
Technology Hardware, Storage & Peripherals	6.1
Automobiles	4.3
Electronic Equipment, Instruments & Components	3.0
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Morgan Stanley Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P DIVIDEND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. The Fund’s benchmark is the S&P High Yield Dividend Aristocrats Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 9.46%, and the Index was 9.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, as well as some cash drag, contributed to the difference between the Fund’s performance and that of the Index.

Dividend yield and large and midcap U.S. equity exposures were primary drivers of Fund performance during the Reporting Period. With its focus on higher yielding dividend companies, the Fund has tended to own securities which are in industries considered defensive. During periods of market uncertainty, higher yielding stocks are also thought of as defensive since their dividends are thought to potentially offer a greater cushion against market downturns than non-defensive stocks. With the broader U.S. equity market up very strong over the Reporting Period (the S&P 500 Index up nearly 18% and the Russell 2000 up over 24%), these defensive traits meant that the SPDR S&P Dividend ETF lagged the broader market by a sizable amount. More specifically, the U.S. market seemed to shrug off most uncertainties over the past twelve months and rallied sharply after the surprise U.S. Presidential election result in November. The first six months of 2017 has seen U.S. equities at or near all-time highs along with two decade lows in both realized and implied volatility.

On an individual security level, the top positive contributors to the Fund’s performance were Cullen/Frost Bankers, Inc., Caterpillar Inc. and People’s United Financial, Inc. The top negative contributors to the Fund’s performance were National Retail Properties, Inc., Target Corporation and Tanger Factory Outlet Centers, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P DIVIDEND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index*	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index*
ONE YEAR	9.46%	9.43%	9.88%	9.46%	9.43%	9.88%
FIVE YEARS	97.12%	97.04%	101.24%	14.54%	14.53%	15.01%
TEN YEARS	115.88%	115.20%	121.99%	8.00%	7.97%	8.30%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P High Yield Dividend Aristocrats Index is designed to measure the performance of the highest dividend yielding S&P Composite 1500 Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 consecutive years.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
AbbVie, Inc.	1.8%
AT&T, Inc.	1.8
Target Corp.	1.7
Chevron Corp.	1.6
Realty Income Corp. REIT	1.5
Caterpillar, Inc.	1.5
People’s United Financial, Inc.	1.5
Exxon Mobil Corp.	1.5
Old Republic International Corp.	1.5
Consolidated Edison, Inc.	1.5

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Financials	16.2%
Industrials	15.2
Consumer Staples	14.0
Utilities	11.8
Consumer Discretionary	11.1
Materials	9.6
Health Care	7.1
Real Estate	6.4
Energy	3.1
Telecommunication Services	2.8
Information Technology	2.5
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P AEROSPACE & DEFENSE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Aerospace & Defense Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 27.40%, and the Index was 27.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Aerospace & Defense industry, as represented by the Index, had a strong fiscal year outpacing the broader S&P 500 Index in 3 out of 4 quarters and close to 10% overall for the Reporting Period. The realization of a Trump presidency pushed the value of the industry’s stocks particularly during the final quarter of 2016 as one of his campaign promises called for an increase in defense spending with a heavy focus on countering terrorism and nuclear threats. The industry gained over 5.6% during this quarter alone. The favorable performance carried forward throughout the rest of the Reporting Period as foreign affairs remained on the forefront for the U.S. and peaked in May as the U.S. and Saudi Arabia agreed on a 10 year weapons deal worth more than $100 billion. The modest increase in oil prices early in the Reporting Period also played a role in the industry’s returns as demand for equipment that many Aerospace & Defense companies supply to the worldwide energy sector increased along with it.

On an individual security level, the top positive contributors to the Fund’s performance were Boeing Company, General Dynamics Corporation and B/E Aerospace, Inc. The top negative contributors to the Fund’s performance were KEYW Holding Corporation, Triumph Group, Inc. and Wesco Aircraft Holdings, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P AEROSPACE & DEFENSE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index*	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index*
ONE YEAR	27.40%	27.37%	27.86%	27.40%	27.37%	27.86%
FIVE YEARS	160.73%	160.65%	165.73%	21.13%	21.12%	21.59%
SINCE INCEPTION (1)	209.89%	209.89%	216.57%	21.70%	21.70%	22.17%

(1)	For the period September 28, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	S&P Aerospace & Defense Select Industry Index represents the aerospace & defense sub-industry portion of the S&P Total Stock Market Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Boeing Co.	3.9%
Axon Enterprise, Inc.	3.9
Hexcel Corp.	3.9
BWX Technologies, Inc.	3.9
United Technologies Corp.	3.8
L3 Technologies, Inc.	3.8
Raytheon Co.	3.8
Orbital ATK, Inc.	3.8
Lockheed Martin Corp.	3.8
Spirit AeroSystems Holdings, Inc. Class A	3.8

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Aerospace & Defense	99.9%
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Aerospace & Defense ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P BIOTECH ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the biotechnology segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Biotechnology Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 42.80%, and the Index was 42.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security misweights, and cash drag contributed to the difference between the Fund’s performance and that of the Index.

Mergers and acquisition activity, advances in technology and the 2016 U.S. Presidential election were primary drivers of Fund performance during the Reporting Period. Biotech returns were volatile during the Reporting Period, but overall, very strong, which benefitted the Fund’s performance. Evolving drug technology continued to boost performance of the companies in the Index. Mergers and acquisition activity remained prevalent across the Biotech segment, which helped boost returns, as well. The U.S. Presidential Election had generally postive impacts on the returns of biotech stocks held by the Fund as investors tried to position their exposure to all Pharmaceutical stocks based on the election results and the potential policies of the incoming Presidential candidates.

On an individual security level, the top positive contributors to the Fund’s performance were Clovis Oncology, Inc., Ionis Pharmaceuticals, Inc. and ARIAD Pharmaceuticals, Inc. The top negative contributors to the Fund’s performance were Juno Therapeutics, Inc., Novavax, Inc. and Ophthotech Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P BIOTECH ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index*	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index*
ONE YEAR	42.80%	42.91%	42.99%	42.80%	42.91%	42.99%
FIVE YEARS	168.69%	168.82%	163.88%	21.86%	21.87%	21.42%
TEN YEARS	373.81%	373.49%	371.27%	16.83%	16.82%	16.77%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Biotechnology Select Industry Index represents the biotechnology sub-industry portion of the S&P Total Markets Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Clovis Oncology, Inc.	3.0%
Exelixis, Inc.	2.5
Kite Pharma, Inc.	2.3
Alexion Pharmaceuticals, Inc.	2.2
Celgene Corp.	2.1
Alnylam Pharmaceuticals, Inc.	2.1
Gilead Sciences, Inc.	2.1
Sarepta Therapeutics, Inc.	2.1
Exact Sciences Corp.	2.0
Incyte Corp.	2.0

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Biotechnology	99.9%
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(7.0)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P HEALTH CARE EQUIPMENT ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Equipment Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 29.49%, and the Index was 29.91%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

The Index enjoyed stable returns throughout most of the Reporting Period, with three out of the four quarters ending in positive territory. The aging population of baby boomers has sparked increased demand for cosmetic procedures, many of which incorporate advanced technology from heath care equipment companies in the Index, which contributed to the Fund’s strong performance. In addition, as healthcare becomes increasingly decentralized, mobile apps and other do-it-yourself healthcare devices have been taking center stage with fast growing demand. These mobile devices allow patients to monitor their own personal health issues and store and report the results directly to their physicians. The convenience and flexibility from owning these smart medical devices allows patients to feel more empowered and independent in their own health care. The development of do-it-yourself healthcare technology aided the Fund’s performance during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were ZELTIQ Aesthetics, Inc., Spectranetics Corporation and Align Technology, Inc. The top negative contributors to the Fund’s performance were Glaukos Corp, Cerus Corporation and Endologix, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P HEALTH CARE EQUIPMENT ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index*	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index*
ONE YEAR	29.49%	29.52%	29.91%	29.49%	29.52%	29.91%
FIVE YEARS	138.69%	139.18%	142.19%	19.01%	19.05%	19.36%
SINCE INCEPTION (1)	172.99%	173.10%	178.43%	16.91%	16.92%	17.28%

(1)	For the period January 26, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Health Care Equipment Select Industry Index represents the health care equipment and supplies sector of the S&P Total Market Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Insulet Corp.	2.1%
Spectranetics Corp.	2.0
OraSure Technologies, Inc.	1.9
NxStage Medical, Inc.	1.9
Merit Medical Systems, Inc.	1.8
Natus Medical, Inc.	1.8
Nevro Corp.	1.8
DexCom, Inc.	1.8
ResMed, Inc.	1.8
Penumbra, Inc.	1.8

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Health Care Equipment	73.8%
Health Care Supplies	26.1
Short-Term Investment	0.1
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

**	Amount shown represents less than 0.05% of net assets.

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Health Care Equipment ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P HEALTH CARE SERVICES ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Services Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 12.69%, and the Index was 13.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

The Health Care Services companies, as represented by the Index, delivered negative returns in just 3 out of the 12 months ending June 30, 2017 with a positive return of 13.03% for the Reporting Period. Health Care Service companies, in particular hospital stocks, were seen as beneficiaries of the Affordable Health Care Act (ACA). As more Americans gain access to health insurance, Health Care Service companies would stand to be better compensated for providing services while providing fewer services for free. The Republican efforts to repeal the ACA threatened to challenge the return streams for Health Care Service companies as the number of uninsured have been predicted to rise once again in the event of its repeal. However as it became clear that repealing the ACA may take longer to implement than originally thought, Health Service stocks performed well over the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Tivity Health, Inc., WellCare Health Plans, Inc. and HealthEquity Inc. The top negative contributors to the Fund’s performance were Tenet Healthcare Corporation, Diplomat Pharmacy, Inc. and Adeptus Health, Inc. Class A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P HEALTH CARE SERVICES ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index*	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index*
ONE YEAR	12.69%	12.60%	13.03%	12.69%	12.60%	13.03%
FIVE YEARS	122.00%	122.01%	125.97%	17.29%	17.29%	17.71%
SINCE INCEPTION (1)	176.06%	175.95%	181.81%	19.28%	19.27%	19.73%

(1)	For the period September 28, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

* S&P Health Care Services Select Industry Index represents the health care sub-industry portion of the S&P Total Stock Market Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Community Health Systems, Inc.	2.6%
Envision Healthcare Corp.	2.5
BioTelemetry, Inc.	2.4
Acadia Healthcare Co., Inc.	2.4
Teladoc, Inc.	2.4
Laboratory Corp. of America Holdings	2.4
MEDNAX, Inc.	2.4
Tenet Healthcare Corp.	2.4
Universal Health Services, Inc. Class B	2.4
AMN Healthcare Services, Inc.	2.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Health Care Services	34.9%
Health Care Facilities	28.0
Managed Health Care	22.2
Health Care Distributors	14.7
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Health Care Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P HOMEBUILDERS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Homebuilders Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 15.65%, and the Index was 16.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and securities lending Fees and expenses/cash drag/cumulative effect of security misweights/tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Low interest rates, limited housing inventory and the rising prices of the real estate market were primary drivers of Fund performance during the Reporting Period. The Federal Reserve increased the Fed Funds rate three times during the Reporting Period, but the cost to borrow has still been low when compared to the time period prior to the Global Financial Crisis. This has kept buyers in the market and been a benefit to companies in the Index, therefore supporting the Fund’s performance. Across the United States, there has been a limited supply of homes for sale and this has made it more enticing for builders to ramp up new construction to satisfy pent up demand in the real estate market. Generally, home prices continue to rise all over the country, which has helped companies in real estate related industries thrive over the Reporting Period, which aided the Fund’s performance.

On an individual security level, the top positive contributors to the Fund’s performance were Toll Brothers, Inc., Mohawk Industries, Inc. and PulteGroup, Inc. The top negative contributors to the Fund’s performance were Helen of Troy Limited, iRobot Corporation and Bed Bath & Beyond Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P HOMEBUILDERS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index*	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index*
ONE YEAR	15.65%	15.62%	16.06%	15.65%	15.62%	16.06%
FIVE YEARS	85.52%	85.32%	88.65%	13.16%	13.13%	13.54%
TEN YEARS	41.12%	40.02%	43.05%	3.50%	3.42%	3.64%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Homebuilders Select Industry Index represents the homebuilding sub-industry portion of the S&P Total Markets Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
PulteGroup, Inc.	4.6%
Toll Brothers, Inc.	4.6
Johnson Controls International PLC	4.6
Fortune Brands Home & Security, Inc.	4.6
D.R. Horton, Inc.	4.6
Masco Corp.	4.5
Lennar Corp. Class A	4.5
Mohawk Industries, Inc.	4.5
Whirlpool Corp.	4.4
Home Depot, Inc.	4.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Building Products	31.9%
Homebuilding	31.9
Home Furnishings	11.6
Home Improvement Retail	8.8
Homefurnishing Retail	8.2
Household Appliances	7.4
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P INTERNET ETF — MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the internet segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Internet Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 30.34%, and the Index was 30.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

E-commerce, online advertising and increased interest in cloud computing were primary drivers of Fund performance during the Reporting Period. During the Reporting Period, companies in the Index experienced generally positive reportable numbers, such as earnings and revenue. This aided the Index to outperform the broader U.S. equity market. Performance by the underlying companies was driven by continued strength in E-Commerce and online advertising. Lastly, there has been a recent emphasis on data and cloud computing across the economy and this has greatly benefited the companies in the Index which offer these services.

On an individual security level, the top positive contributors to the Fund’s performance were Wayfair, Inc. Class A, LogMeIn, Inc. and IAC/InterActiveCorp. The top negative contributors to the Fund’s performance were HSN, Inc., TripAdvisor, Inc. and Liberty TripAdvisor Holdings, Inc. Class A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P INTERNET ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Internet Select Industry Index*	Net Asset Value	Market Value	S&P Internet Select Industry Index*
ONE YEAR	30.34%	30.33%	30.84%	30.34%	30.33%	30.84%
SINCE INCEPTION (1)	37.26%	37.29%	37.88%	36.90%	36.94%	37.55%

(1)	For the period June 27, 2016 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Internet Select Industry Index represents the internet sub-industry portion of the S&P Total Market Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Groupon, Inc.	2.1%
Twilio, Inc. Class A	2.0
Nutanix, Inc. Class A	2.0
Nutrisystem, Inc.	1.9
Etsy, Inc.	1.9
Zillow Group, Inc. Class C	1.9
Wayfair, Inc. Class A	1.9
Liberty Expedia Holdings, Inc. Class A	1.8
2U, Inc.	1.8
Envestnet, Inc.	1.8

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Internet Software & Services	72.0%
Internet & Catalog Retail	27.9
Short-Term Investments	8.0
Liabilities in Excess of Other Assets	(7.9)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Internet ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P METALS & MINING ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Metals & Mining Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 23.93%, and the Index was 24.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security misweights, cash drag, securities lending, and class action proceeds Fees and expenses/cash drag/cumulative effect of security misweights/tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

High demand, weakening of the U.S. dollar and the 2016 U.S. Presidential Election were primary drivers of Fund performance during the quarter. There has been an increase in Metals & Mining demand in other end-user industries across the market, such as Automobile and Aerospace and Defense, which aided Fund performance. In recent years, the U.S. dollar has been very strong, which was a challenge for the industry. During the Reporting Period, the dollar’s strength subsided, which was a benefit to the companies in the Index. The 2016 U.S. Presidential election had significant impact on Metals & Mining companies. As the election approached, investors kept their money in safe havens, like gold, to hedge uncertainty. The President’s promise to boost infrastructure spending was also a key driver in strong returns for the companies in the Index.

On an individual security level, the top positive contributors to the Fund’s performance were AK Steel Holding Corporation, United States Steel Corporation and Steel Dynamics, Inc. The top negative contributors to the Fund’s performance were Kaiser Aluminum Corporation, Newmont Mining Corporation and McEwen Mining Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P METALS & MINING ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index*	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index*
ONE YEAR	23.93%	23.85%	24.32%	23.93%	23.85%	24.32%
FIVE YEARS	–21.88%	–21.86%	–22.81%	–4.82%	–4.81%	–5.05%
TEN YEARS	–45.65%	–45.70%	–45.80%	–5.91%	–5.92%	–5.94%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Metals & Mining Select Industry Index represents the metals and mining sub-industry portion of the S&P Total Market Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Cliffs Natural Resources, Inc.	5.1%
AK Steel Holding Corp.	4.7
United States Steel Corp.	4.6
Commercial Metals Co.	4.6
CONSOL Energy, Inc.	4.5
Royal Gold, Inc.	4.5
Allegheny Technologies, Inc.	4.5
Steel Dynamics, Inc.	4.5
Compass Minerals International, Inc.	4.5
Alcoa Corp.	4.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Steel	50.5%
Gold	11.6
Aluminum	11.4
Coal & Consumable Fuels	8.9
Silver	7.9
Diversified Metals & Mining	5.3
Copper	4.3
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Metals & Mining ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -16.88%, and the Index was -16.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash draft and expenses contributed to the difference between the Fund’s performance and that of the Index.

Oil & Gas Equipment & Services segment, as represented by the Index, had another disappointing Reporting Period losing more than 16% of its value during what was a volatile period. Growth and profits for operators in this segment are closely linked to energy demand and hence corresponding market prices. While oil prices have improved over recent months companies have been cautious about overspending in a period of uncertain prices. Over recent years drilling prospects have been well explored in the U.S., leaving potentially limited opportunities for further development and growth. Suppressed prices have also pushed companies to shut down unprofitable rigs to manage costs. These developments contributed to the Fund’s negative performance during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were RPC, Inc., FMC Technologies, Inc. and McDermott International, Inc. The top negative contributors to the Fund’s performance were Ensco plc, Noble Corporation plc and Diamond Offshore Drilling, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index*	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index*
ONE YEAR	–16.88%	–16.89%	–16.64%	–16.88%	–16.89%	–16.64%
FIVE YEARS	–46.79%	–46.81%	–46.46%	–11.85%	–11.86%	–11.75%
TEN YEARS	–54.24%	–54.32%	–53.46%	–7.52%	–7.54%	–7.36%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Oil & Gas Equipment & Services Select Industry Index represents the oil and gas equipment and services sub-industry portion of the S&P Total Markets Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
McDermott International, Inc.	3.6%
Keane Group, Inc.	3.5
Helmerich & Payne, Inc.	3.4
RPC, Inc.	3.3
Superior Energy Services, Inc.	3.3
Baker Hughes, Inc.	3.3
Unit Corp.	3.3
Patterson-UTI Energy, Inc.	3.3
Nabors Industries, Ltd.	3.2
US Silica Holdings, Inc.	3.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Oil & Gas Equipment & Services	68.7%
Oil & Gas Drilling	31.1
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(5.5)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -7.53%, and the Index was -7.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and minor security misweights in the Fund contributed to the difference between the Fund’s performance and that of the Index.

The major U.S. indexes had a strong Reporting Period driven by optimism around President Trump’s agenda, positive earnings and macro data, and M&A activity, despite two Fed rate hikes, tensions in the Middle East and North Korea, and political risks. Among sectors, the strongest sector of 2016 with a 27.4% gain, energy, started 2017 with a 12.6% selloff as oil prices entered a new bear market. For the Reporting Period, the Energy Sector was the second worst performing sector in the S&P 500 Index returning -2.5% compared to 17.97% return for the S&P 500 Index. The return for the oil & gas exploration & production segment, as measured by the Index, was -7.24%, as U.S. commercial crude oil inventories have stubbornly refused to back down despite the May 2017 decision by the OPEC cartel to extend production cuts. The base effects from the recovery in energy prices from early 2016 have passed through, and now have been a drag anew on inflation as oil prices plunged 20% from March. The decrease in oil prices was mainly driven by boom in U.S. shale production with improved drilling technology, increased supply of natural gas and continued focus on renewable energy. The decrease in oil prices had a negative effect on the Fund’s performance.

On an individual security level, the top positive contributors to the Fund’s performance were Western Refining, Inc., Rice Energy Inc. and Marathon Petroleum Corporation. The top negative contributors to the Fund’s performance were Range Resources Corporation, Gulfport Energy Corporation and Carrizo Oil & Gas, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index*	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index*
ONE YEAR	–7.53%	–7.50%	–7.24%	–7.53%	–7.50%	–7.24%
FIVE YEARS	–32.87%	–32.84%	–32.67%	–7.66%	–7.65%	–7.61%
TEN YEARS	–23.83%	–23.74%	–22.81%	–2.69%	–2.67%	–2.56%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Oil & Gas Exploration & Production Select Industry Index represents the oil and gas exploration and production sub-industry portion of the S&P Total Markets Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Rice Energy, Inc.	2.6%
Cabot Oil & Gas Corp.	2.2
Gulfport Energy Corp.	2.1
HollyFrontier Corp.	2.1
Phillips 66	2.1
EQT Corp.	2.0
Valero Energy Corp.	2.0
QEP Resources, Inc.	2.0
Tesoro Corp.	2.0
Murphy Oil Corp.	2.0

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Oil & Gas Exploration & Production	78.2%
Oil & Gas Refining & Marketing	16.0
Integrated Oil & Gas	5.8
Short-Term Investment	3.7
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P PHARMACEUTICALS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Pharmaceuticals Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 3.50%, and the Index was 3.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

Pharmaceutical companies, as represented by the Index, managed to increase their value during the Reporting Period, but still trailed the S&P 500 by over 14% — its second straight Reporting Period of being a double-digit relative laggard. The second fiscal quarter’s performance virtually eliminated any chance of gaining on the broader market. The industry’s stocks dropped over 11% during that quarter while the broader market was modestly positive as a Donald Trump presidency became a reality. After an initial positive response on the idea that repealing Obamacare would give Pharmaceutical companies more freedom in establishing price points, stocks plummeted in early December as President Trump was quoted in his Time Person of the Year interview as saying “I’m going to bring down drug prices.” As the calendar turned to 2017, Pharmaceuticals began to gain some traction as investors focused more on the uptick of U.S. Food and Drug Administration approvals throughout the industry as well as continuous demand from the aging baby boomers and continued drug innovation. Just as the Reporting Period was concluding, however, CNBC reported that Amazon was exploring entering the prescription drug market, which was viewed as another attack on drug prices given the company’s scale.

On an individual security level, the top positive contributors to the Fund’s performance were Relypsa, Inc., Aerie Pharmaceuticals, Inc. and Zoetis, Inc. Class A. The top negative contributors to the Fund’s performance were Horizon Pharma plc, Depomed, Inc. and Cempra, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P PHARMACEUTICALS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index*	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index*
ONE YEAR	3.50%	3.47%	3.58%	3.50%	3.47%	3.58%
FIVE YEARS	71.35%	71.30%	72.89%	11.37%	11.37%	11.57%
TEN YEARS	203.19%	203.32%	208.32%	11.73%	11.74%	11.92%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Pharmaceuticals Select Industry Index represents the pharmaceuticals sub-industry portion of the S&P Total Markets Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Mallinckrodt PLC	4.8%
Perrigo Co. PLC	4.6
Allergan PLC	4.6
Bristol-Myers Squibb Co.	4.5
Pfizer, Inc.	4.5
Eli Lilly & Co.	4.4
Horizon Pharma PLC	4.4
Akorn, Inc.	4.4
Johnson & Johnson	4.4
Jazz Pharmaceuticals PLC	4.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Pharmaceuticals	100.0%
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(3.4)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Pharmaceuticals ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P RETAIL ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Retail Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -1.59%, and the Index was -1.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

Over the Reporting Period, the Fund generated slight negative returns. Some of the main drivers of the performance within the retail segment were consumer spending, unemployment, and the interest rate environment. Despite low interest rates and improving unemployment figures, slumping apparel retailers drove the Index performance down for the Reporting Period. Many consumers have moved away from shopping in retails stores, preferring the convenience of online shopping through channels such as Amazon. During the Reporting Period, the performance of the Fund generally moved in line with its benchmark.

On an individual security level, the top positive contributors to the Fund’s performance were Wayfair, Inc. Class A, Best Buy Co., Inc. and Office Depot, Inc. The top negative contributors to the Fund’s performance were GNC Holdings, Inc. Class A, Rite Aid Corporation and Ascena Retail Group, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P RETAIL ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Retail Select Industry Index*	Net Asset Value	Market Value	S&P Retail Select Industry Index*
ONE YEAR	–1.59%	–1.62%	–1.58%	–1.59%	–1.62%	–1.58%
FIVE YEARS	46.49%	46.38%	47.71%	7.93%	7.92%	8.12%
TEN YEARS	111.67%	111.82%	116.25%	7.79%	7.79%	8.02%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Retail Select Industry Index represents the retail sub-industry portion of the S&P Total Markets Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Groupon, Inc.	1.4%
Sears Holdings Corp.	1.4
Whole Foods Market, Inc.	1.3
Nutrisystem, Inc.	1.3
GNC Holdings, Inc. Class A	1.3
Etsy, Inc.	1.3
Guess?, Inc.	1.2
Wayfair, Inc. Class A	1.2
Staples, Inc.	1.2
Murphy USA, Inc.	1.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Apparel Retail	22.4%
Internet Retail	18.0
Specialty Stores	16.2
Automotive Retail	13.7
Department Stores	7.1
General Merchandise Stores	6.2
Food Retail	6.0
Computer & Electronics Retail	4.0
Drug Retail	3.4
Hypermarkets & Super Centers	2.8
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Retail ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P SEMICONDUCTOR ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Semiconductor Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 39.67%, and the Index was 40.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.

The Index jump started the Reporting Period with Index return of over 12% in the first month of the period, which benefited the Fund’s performance. Although the traditional PC market has slowed slightly, the growth has been outstanding in more innovative areas like cloud computing, big data and artificial intelligence. In addition, there has been continued rising demand for chips used in gaming consoles and other mobile devices, as well as high-level computing. As a result, the semiconductor market was able to enjoy a strong finish to 2016 and the best monthly growth in over six years during the first half of 2017, which supported the Fund’s strong performance during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were NVIDIA Corporation, Advanced Micro Devices, Inc. and Micron Technology, Inc. The top negative contributors to the Fund’s performance were First Solar, Inc., SunPower Corporation and NeoPhotonics Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P SEMICONDUCTOR ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index*	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index*
ONE YEAR	39.67%	39.60%	40.15%	39.67%	39.60%	40.15%
FIVE YEARS	185.30%	185.38%	189.47%	23.33%	23.33%	23.69%
TEN YEARS	148.70%	148.70%	149.91%	9.54%	9.54%	9.59%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Semiconductor Select Industry Index represents the Semiconductor sub-industry portion of the S&P Total Markets Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
SunPower Corp.	3.8%
First Solar, Inc.	3.6
Integrated Device Technology, Inc.	3.4
MACOM Technology Solutions Holdings, Inc.	3.3
Advanced Micro Devices, Inc.	3.3
Cree, Inc.	3.3
Cypress Semiconductor Corp.	3.3
Analog Devices, Inc.	3.3
Monolithic Power Systems, Inc.	3.2
Xilinx, Inc.	3.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Semiconductors	99.8%
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Semiconductor ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P SOFTWARE & SERVICES ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Software & Services Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 24.62%, and the Index was 24.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Software and Services industry group, as represented by the Index, performed well during the Reporting Period, returning 24.89%. Software and services companies are developing new technologies rapidly, leading to rapid growth, which benefitted the Fund’s returns during the Reporting Period. Cloud computing has been a key trend as more companies have invested in cloud services. Increasingly, companies have invested in cloud services as an infrastructure and to reduce reliance on servers, lowering infrastructure costs and increasing flexibility. Machine learning has also grown rapidly as artificial intelligence is taken to the next level, inspired by the human brain. This technology sees computers learning from data without being explicitly programmed, allowing machines to recognize objects or translate speech in real time. Such developments contributed to the Fund’s positive returns for the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Pegasystems Inc., Take-Two Interactive Software, Inc. and Unisys Corporation. The top negative contributors to the Fund’s performance were Monotype Imaging Holdings Inc., Manhattan Associates, Inc. and Syntel, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P SOFTWARE & SERVICES ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Software & Services Select Industry Index*	Net Asset Value	Market Value	S&P Software & Services Select Industry Index*
ONE YEAR	24.62%	24.63%	24.89%	24.62%	24.63%	24.89%
FIVE YEARS	119.41%	119.39%	122.21%	17.02%	17.02%	17.32%
SINCE INCEPTION (1)	170.43%	170.39%	174.67%	18.86%	18.85%	19.19%

(1)	For the period September 28, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Software & Services Select Industry Index represents the software sub-industry portion of the S&P Total Stock Market Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Synchronoss Technologies, Inc.	1.1%
Oracle Corp.	0.9
CA, Inc.	0.9
Red Hat, Inc.	0.9
Callidus Software, Inc.	0.9
Unisys Corp.	0.9
Varonis Systems, Inc.	0.9
Black Knight Financial Services, Inc. Class A	0.9
Zendesk, Inc.	0.9
Alliance Data Systems Corp.	0.9

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Application Software	34.3%
Data Processing & Outsourced Services	30.5
Systems Software	17.8
IT Consulting & Other Services	14.0
Home Entertainment Software	3.2
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Software & Services ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P TECHNOLOGY HARDWARE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Technology Hardware ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the technology hardware segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Technology Hardware Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 38.27%, and the Index was 38.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and security misweights contributed to the difference between the Fund’s performance and that of the Index.

Developments in the smart phones, personal computers and wearable devices markets were primary drivers of Fund performance during the Reporting Period. During the fiscal year, technology companies generally experienced favorable earnings and revenue growth. Technology Hardware companies also had positive numbers, which was led by the continued adaption of smart phones — the replacement for the traditional mobile devices. Also, personal computer sales experienced growth for the first time in about five years. Lastly, the wearable device market saw a pickup during the Reporting Period, which was a great benefit to companies in the Index which supply these items to consumers. These factors contributed to the Fund’s strong returns during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Coherent, Inc., Cognex Corporation and Zebra Technologies Corporation Class A. The top negative contributors to the Fund’s performance were Eastman Kodak Company, Cray, Inc. and Fitbit, Inc. Class A.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P TECHNOLOGY HARDWARE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Technology Hardware Select Industry Index*	Net Asset Value	Market Value	S&P Technology Hardware Select Industry Index*
ONE YEAR	38.27%	38.21%	38.82%	38.27%	38.21%	38.82%
SINCE INCEPTION (1)	47.21%	47.19%	47.96%	46.75%	46.73%	47.52%

(1)	For the period June 27, 2016 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Technology Hardware Select Industry Index represents the technology hardware sub-industry portion of the S&P Total Market Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
II-VI, Inc.	3.2%
Diebold Nixdorf, Inc.	3.2
Corning, Inc.	3.1
Xerox Corp.	3.1
Keysight Technologies, Inc.	3.1
Fitbit, Inc. Class A	3.1
Western Digital Corp.	3.1
NCR Corp.	3.1
VeriFone Systems, Inc.	3.1
NetApp, Inc.	3.1

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Technology Hardware, Storage & Peripherals	35.7%
Electronic Equipment & Instruments	32.9
Electronic Components	28.0
Data Processing & Outsourced Services	3.1
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Technology Hardware ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P TELECOM ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Telecom Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 22.25%, and the Index was 22.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights, and the effects of compounding contributed to the difference between the Fund’s performance and that of the Index.

Telecom companies historically offer some of the highest dividend yields of any segment, and the Index benefited from this during the Reporting Period. The Index delivered double digit gains in the Reporting Period, outpacing the broader S&P 500 Index. While the Index posted a positive gain for the entire period, the bulk of these gains occurred during the third quarter of 2016 with the rest of the quarters yielding more modest returns. The global telecommunications sector was one of the worst performers of this quarter, yet U.S. telecommunications faired quite the opposite. The Index boasted a healthy double digit return of 12.91% during the quarter, riding strong stock performance of the major U.S. national wireless carriers. Telecommunications was able to undergo technological improvements and growth within the growing mobile and wireless space. For example, in July 2016, the U.S. Federal Communications Commission unanimously gave available high frequency radio spectrums for the use of the upcoming 5G network. With this landmark vote, the U.S. has become the first country to open up suitable space for the new possible 5G standard.

On an individual security level, the top positive contributors to the Fund’s performance were Lumentum Holdings, Inc., Arista Networks, Inc. and Oclaro, Inc. The top negative contributors to the Fund’s performance were Acacia Communications, Inc., Windstream Holdings, Inc. and Frontier Communications Corporation Class B.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P TELECOM ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Telecom Select Industry Index*	Net Asset Value	Market Value	S&P Telecom Select Industry Index*
ONE YEAR	22.25%	22.20%	22.44%	22.25%	22.20%	22.44%
FIVE YEARS	84.41%	84.24%	86.63%	13.02%	13.00%	13.29%
SINCE INCEPTION (1)	50.64%	50.56%	53.11%	6.58%	6.57%	6.85%

(1)	For the period January 26, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Telecom Select Industry Index represents the telecommunications sector of the S&P Total Market Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Ubiquiti Networks, Inc.	2.5%
Finisar Corp.	2.4
Infinera Corp.	2.4
CommScope Holding Co., Inc.	2.4
Sprint Corp.	2.4
Motorola Solutions, Inc.	2.3
Palo Alto Networks, Inc.	2.3
Arista Networks, Inc.	2.3
Brocade Communications Systems, Inc.	2.3
Cisco Systems, Inc.	2.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Communications Equipment	61.1%
Integrated Telecommunication Services	15.9
Alternative Carriers	13.3
Wireless Telecommunication Services	9.5
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(9.3)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Telecom ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P TRANSPORTATION ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Transportation Select Industry Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 27.87%, and the Index was 28.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights and the effects of compounding contributed to the difference between the Fund’s performance and that of the Index.

The Fund outpaced the broader U.S. equity market, as represented by the S&P 500 Index, over the Reporting Period. The cyclical nature of the transportation segment leads to a general view that it is a good indicator of the overall U.S. economy. The fourth quarter of 2016 saw a significant sector rotation that was already underway in the second half of 2016 from high yielding defensive sectors to cyclical sectors during the U.S. election season. With respect to the Index, this sector movement can be seen within the first half of the Reporting Period as the bulk of the Index’s positive return occurred in this time frame, while the second half contributed a more modest 3.27% return. The major positive contributors to the performance of the Index were Airline, Rail and Trucking. There were a lot of potential factors working against airline companies in 2016, yet despite many potential detractors the profitability of many airline companies continued as low oil prices allowed this sub-industry to flourish. The U.S. election coupled with the ongoing holiday season allowed the Trucking sub-industry to make modest gains as bullish factors such as solid job growth, rising wages and increased consumer spending contribute to an improving economy and increasing transportation stock prices. Finally, rail companies rode the bullish sentiment of the Trump presidential election within the Index as President Trump’s pro coal stance, which helped coal’s commodity demand, is a key revenue generator for railroad operators.

On an individual security level, the top positive contributors to the Fund’s performance were XPO Logistics, Inc., CSX Corporation and Swift Transportation Company Class A. The top negative contributors to the Fund’s performance were Allegiant Travel Company, YRC Worldwide Inc. and Hertz Global Holdings, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P TRANSPORTATION ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Transportation Select Industry Index*	Net Asset Value	Market Value	S&P Transportation Select Industry Index*
ONE YEAR	27.87%	27.83%	28.36%	27.87%	27.83%	28.36%
FIVE YEARS	131.80%	131.79%	135.83%	18.31%	18.31%	18.72%
SINCE INCEPTION (1)	127.40%	127.28%	132.47%	13.63%	13.63%	14.03%

(1)	For the period January 26, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Transportation Select Industry Index represents the transportation sector of the S&P Total Market Index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Hertz Global Holdings, Inc.	3.4%
Avis Budget Group, Inc.	3.3
Ryder System, Inc.	2.9
XPO Logistics, Inc.	2.9
FedEx Corp.	2.8
Genesee & Wyoming, Inc. Class A	2.8
Swift Transportation Co.	2.8
Kansas City Southern	2.8
Knight Transportation, Inc.	2.8
Southwest Airlines Co.	2.7

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Trucking	34.1%
Airlines	25.1
Air Freight & Logistics	20.8
Railroads	13.5
Marine	3.6
Airport Services	2.7
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P Transportation ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 1500 VALUE TILT ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 1500 Low Valuation Tilt Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 19.51%, and the Index was 19.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, small security misweights, and cash drag all contributed to the difference between the Fund’s performance and that of the Index.

The Fund had four strong quarters in the Reporting Period, particularly the second fiscal quarter which was fueled by a return of over 7.2% for November. This was a noteworthy month in that it marked the unanticipated victory of Donald Trump over Hillary Clinton for the U.S. Presidency. The trading days following the election posted strong returns, indicating the new political climate was impacting the U.S. stock market. The Fund’s two largest sector weights were in Financials and Information Technology. The returns in these sectors, 41.6% and 33.8% respectively, drove much of the return of the Fund over the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance were Bank of America Corporation, JPMorgan Chase & Co. and Citigroup Inc. The top negative contributors to the Fund’s performance were AT&T Inc., Verizon Communications Inc. and Exxon Mobil Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 1500 VALUE TILT ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index*	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index*
ONE YEAR	19.51%	19.54%	19.66%	19.51%	19.54%	19.66%
SINCE INCEPTION (1)	85.99%	86.02%	88.22%	14.16%	14.17%	14.46%

(1)	For the period October 24, 2012 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P 1500 Low Valuation Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively low valuations (i.e., relatively “cheap”) are overweight relative to the S&P Composite 1500 Index and stocks with relatively high valuations (i.e., relatively “rich”) are underweight.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Apple, Inc.	2.2%
Exxon Mobil Corp.	2.0
Berkshire Hathaway, Inc. Class B	1.9
Wal-Mart Stores, Inc.	1.8
JPMorgan Chase & Co.	1.8
Citigroup, Inc.	1.6
Wells Fargo & Co.	1.4
AT&T, Inc.	1.4
Bank of America Corp.	1.3
Chevron Corp.	1.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Financials	20.8%
Information Technology	14.7
Health Care	12.0
Consumer Discretionary	11.6
Industrials	10.4
Consumer Staples	9.0
Energy	8.1
Utilities	4.3
Materials	3.4
Telecommunication Services	2.8
Real Estate	2.4
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.12%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR S&P 1500 MOMENTUM TILT ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. The Fund’s benchmark is the S&P 1500 Positive Momentum Tilt Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 14.20%, and the Index was 14.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period began following the surprise Brexit vote of June 2016, which jolted markets downward, but from which markets quickly recovered. However, in the months prior to the U.S. Presidential election, markets remained flat and then began to dip as the U.S. Election Day approached. Markets reacted positively to the surprising Donald Trump victory, but while many out-of-favor names rebounded positively in response, this pool of names did not include as many momentum names among them. As a result, momentum names underperformed the overall U.S. market in the first half of the Reporting Period.

After the election, however, the rebound continued to gain momentum, and momentum names outperformed in response, pausing only briefly in reaction to each of the Federal Reserve’s three consecutive quarters of quarter-point rate increases. As a result, in the second half of the Reporting Period, momentum outperformed the broader market, particularly in the second quarter of 2017, but this outperformance was not strong enough to counteract the underperformance of the first half of the Reporting Period relative to the broader market.

On an individual security level, the top positive contributors to the Fund’s performance were Apple, Inc., Microsoft Corporation and Amazon.com, Inc. The top negative contributors to the Fund’s performance were Verizon Communications, Inc., Bristol-Myers Squibb Company and Exxon Mobil Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR S&P 1500 MOMENTUM TILT ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index*	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index*
ONE YEAR	14.20%	14.08%	14.28%	14.20%	14.08%	14.28%
SINCE INCEPTION (1)	84.45%	84.47%	86.53%	13.96%	13.96%	14.24%

(1)	For the period October 24, 2012 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P 1500 Positive Momentum Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively high momentum are overweight relative to the S&P 1500 Index and stocks with relatively low momentum are underweight.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Apple, Inc.	6.0%
Microsoft Corp.	3.8
Amazon.com, Inc.	2.6
JPMorgan Chase & Co.	2.5
Bank of America Corp.	2.0
Facebook, Inc. Class A	1.9
Alphabet, Inc. Class A	1.4
Alphabet, Inc. Class C	1.3
Citigroup, Inc.	1.2
Berkshire Hathaway, Inc. Class B	1.1

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Information Technology	30.1%
Financials	19.6
Consumer Discretionary	11.5
Industrials	11.2
Health Care	10.5
Consumer Staples	5.4
Energy	3.1
Materials	3.1
Real Estate	2.3
Utilities	2.2
Telecommunication Services	0.9
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR S&P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.12%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR SSGA US Large Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index. The Fund’s benchmark is the SSGA US Large Cap Low Volatility Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 10.59%, and the Index was 10.56%1. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, securities lending and the Fund’s investment strategy to track a benchmark index different from the SSGA US Large Cap Low Volatility Index prior to December 13, 2016 contributed to the difference between the Fund’s performance and that of the Index.

During the Reporting Period, large cap U.S. equities experienced a strong rally due to improving economic conditions and the election of President Donald Trump. Low volatility indices tend to be defensive in nature, so it is not a surprise that the Index generally underperformed standard large cap U.S. indices during this period of strong equity returns. In the first half of the Reporting Period, many investors allocated their capital to high beta stocks, which caused the return of large cap low volatility equities to underperform their counterparts. After the election, U.S. equities sustained their strength, led by positive earnings and growth by U.S. companies. This strength led many investors to continue to remove their exposure from low volatility stocks to gain exposure to more risky, volatile companies.

On an individual security level, the top positive contributors to the Fund’s performance were General Dynamics Corporation, Voya Financial, Inc. and Progressive Corporation. The top negative contributors to the Fund’s performance were AutoZone, Inc., Henry Schein, Inc. and General Mills, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

[1]	Returns of the SSGA US Large Cap Low Volatility Index are shown from the period beginning November 24, 2016 (Index inception) through June 30, 2017. Prior to December 13, 2016, the Fund sought to track the Russell 1000 Low Volatility Index. Performance of the Fund prior to December 13, 2016 is therefore based on the Fund’s investment strategy to track an index different from the SSGA US Large Cap Low Volatility Index during such period.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index* (3)	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index* (3)
ONE YEAR (2)	10.59%	10.57%	N/A	10.59%	10.57%	N/A
SINCE INCEPTION (1) (2)	69.72%	69.73%	N/A	12.90%	12.90%	N/A

(1)	For the period February 20, 2013 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(2)	Effective December 13, 2016, the Fund changed its benchmark index from the Russell 1000 Low Volatility Index to the SSGA US Large Cap Low Volatility Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 13, 2016.
(3)	The SSGA US Large Cap Low Volatility Index inception date was November 23, 2016. Index returns in the line graph above represent the Fund’s prior benchmark index from February 20, 2013 through December 12, 2016 and the SSGA US Large Cap Low Volatility Index from December 13, 2016 through June 30, 2017.
*	The SSGA US Large Cap Low Volatility Index is designed to track the performance of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time. The Fund’s benchmark prior to December 13, 2016, the Russell 1000 Low Volatility Index, was terminated prior to June 30, 2017, and therefore performance information as of June 30, 2017 is not available for such index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Chubb, Ltd.	1.3%
Marsh & McLennan Cos., Inc.	1.3
Berkshire Hathaway, Inc. Class B	1.3
Honeywell International, Inc.	1.3
PepsiCo, Inc.	1.2
McDonald’s Corp.	1.2
US Bancorp	1.2
Loews Corp.	1.1
Republic Services, Inc.	1.1
Johnson & Johnson	1.0

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Financials	27.7%
Industrials	16.8
Information Technology	12.6
Consumer Staples	9.3
Materials	8.1
Utilities	6.3
Consumer Discretionary	6.2
Health Care	5.6
Real Estate	5.4
Energy	1.1
Telecommunication Services	0.6
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR SSGA US Large Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.12%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR SSGA US Small Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index. The Fund’s benchmark is the SSGA US Small Cap Low Volatility Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 22.11%, and the Index was 3.54%1. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, cash drag and the Fund’s investment strategy to track a benchmark index different from the SSGA US Small Cap Low Volatility Index prior to December 13, 2016 contributed to the difference between the Fund’s performance and that of the Index.

Small cap stocks in general had a very strong fiscal year, which supported the Fund’s strong performance. One performance expectation for low volatility portfolios generally involves attempting to obtain downside protection in falling market environments. As small caps soared, this dynamic was negated and the protection came at a slight cost for the Fund as compared to the broader small cap market, as measured by the Russell 2000 Index. The bulk of the positive return came during the second fiscal quarter as Donald Trump was elected U.S. President. Small cap investors displayed optimism for smaller, domestically focused U.S. companies under the Trump administration’s “America First” message. The quarter produced a gain of almost 16% for the Fund, beating the broader Russell 2000 Index by approximately 7%. This gain carried the Fund for the remainder of the fiscal year as the last two quarters produced relatively flat returns lagging the broader Russell 2000 Index each quarter.

On an individual security level, the top positive contributors to the Fund’s performance were Ameris Bancorp, First Merchants Corporation and Independent Bank Corp. The top negative contributors to the Fund’s performance were Hibbett Sports, Inc., Spire Inc. and Government Properties Income Trust.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

[1]	Returns of the SSGA US Small Cap Low Volatility Index are shown from the period beginning November 24, 2016 (Index inception) through June 30, 2017, Prior to December 13, 2016, the Fund sought to track the Russell 2000 Low Volatility Index. Performance of the Fund prior to December 13, 2016 is therefore based on the Fund’s investment strategy to track an index different from the SSGA US Small Cap Low Volatility Index during such period.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index* (3)	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index* (3)
ONE YEAR (2)	22.11%	21.85%	N/A	22.11%	21.85%	N/A
SINCE INCEPTION (1)(2)	75.62%	75.49%	N/A	13.79%	13.77%	N/A

(1)	For the period February 20, 2013 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(2)	Effective December 13, 2016, the Fund changed its benchmark index from the Russell 2000 Low Volatility Index to the SSGA US Small Cap Low Volatility Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 13, 2016.
(3)	The SSGA US Small Cap Low Volatility Index inception date was November 23, 2016. Index returns in the line graph above represent the Fund’s prior benchmark index from February 20, 2013 through December 12, 2016 and the SSGA US Small Cap Low Volatility Index from December 13, 2016 through June 30, 2017.
*	The SSGA US Small Cap Low Volatility Index is designed to track the performance of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time. The Fund’s benchmark prior to December 13, 2016, the Russell 2000 Low Volatility Index, was terminated prior to June 30, 2017, and therefore performance information as of June 30, 2017 is not available for such index.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Capitol Federal Financial, Inc.	1.2%
Capstead Mortgage Corp. REIT	0.9
Apollo Commercial Real Estate Finance, Inc. REIT	0.8
Oritani Financial Corp.	0.8
ProAssurance Corp.	0.8
MFA Financial, Inc.	0.8
Brookline Bancorp, Inc.	0.7
First Merchants Corp.	0.7
Spire, Inc.	0.7
Kearny Financial Corp.	0.6

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Financials	31.5%
Real Estate	13.7
Industrials	12.6
Consumer Discretionary	11.3
Health Care	8.6
Information Technology	8.4
Utilities	4.0
Materials	3.2
Consumer Staples	3.0
Energy	1.9
Telecommunication Services	1.3
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR SSGA US Small Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.12%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR MSCI USA STRATEGICFACTORS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR MSCI USA StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the U.S. equity market. The Fund’s benchmark is the MSCI USA Factor Mix A-Series Capped Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 15.61%, and the Index was 15.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag and security misweights contributed to the difference between the Fund’s performance and that of the Index.

The Reporting Period began following the surprise Brexit vote of June 2016, which jolted markets downward, but from which markets quickly recovered. However, in the months prior to the U.S. Presidential election, markets remained flat and then began to dip as Election Day approached. Markets reacted positively to the surprising victory of Donald Trump as U.S. President, and continued to generate positive returns in 2017, pausing only briefly in reaction to each of the Federal Reserve’s three consecutive quarters of quarter-point rate increases.

The Fund’s performance in the first half of the Reporting Period up to the U.S. Presidential election was very similar to the broad market’s performance. After the election, markets rebounded strongly to the Trump’s surprising victory, but certain areas of the market rebounded more strongly than others. For example, value names rebounded more strongly than growth names, while quality names and low volatility names did not perform as well. Given the Fund’s mix of value, quality and low volatility names, first-half performance lagged slightly behind the broader market.

In the second half of the Reporting Period, growth names outperformed, particularly in the final quarter, as technology companies continued to show their influence in the overall direction and performance of the economy. Quality names also outperformed, and in doing so, they were able to compensate for most of the underperformance of value names in the Fund. As a result, the Fund’s performance for the second half, and ultimately for the entire Reporting Period, trailed the overall market’s performance only to a relatively small degree.

On an individual security level, the top positive contributors to the Fund’s performance were Apple Inc., Microsoft Corporation and Bank of America Corporation. The top negative contributors to the Fund’s performance were Gilead Sciences, Inc., Verizon Communications Inc. and Exxon Mobil Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR MSCI USA STRATEGICFACTORS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index*	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index*
ONE YEAR	15.61%	15.62%	15.75%	15.61%	15.62%	15.75%
SINCE INCEPTION (1)	21.76%	21.78%	22.07%	9.31%	9.32%	9.45%

(1)	For the period April 15, 2015 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/15/15, 4/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Index is designed to measure the equity market performance of large-and mid-cap companies across the U.S. equity market. It aims to represent the performance of a combination of three factors: value, quality, and low volatility.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Johnson & Johnson	2.6%
Apple, Inc.	2.5
Microsoft Corp.	2.3
Altria Group, Inc.	1.7
PepsiCo, Inc.	1.6
Visa, Inc. Class A	1.6
International Business Machines Corp.	1.6
Walt Disney Co.	1.4
Intel Corp.	1.4
MasterCard, Inc. Class A	1.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Information Technology	24.1%
Health Care	15.2
Financials	12.6
Consumer Discretionary	12.4
Consumer Staples	10.9
Industrials	10.1
Utilities	3.9
Energy	3.4
Real Estate	2.9
Materials	2.4
Telecommunication Services	2.0
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

**	Amount shown represents less than 0.05% of net assets.

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR MSCI USA Strategic Factors ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR WELLS FARGO PREFERRED STOCK ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR Wells Fargo Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities. Preferred securities are defined as non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock. The Fund’s benchmark is the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 3.45%, and the Index was 3.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security misweights contributed to the difference between the Fund’s performance and that of the Index.

Heavily weighted in Banks and Insurance, the Fund’s performance was driven largely by these two industries, both posting returns over 4%. While U.S. stocks showed impressive resilience over the Reporting Period, preferred stocks are historically less volatile than common stocks, and thus are recognized to have less potential for large capital gains. While the Fund posted a positive return for the Reporting Period, the lower risk expectations for preferred stocks led to a less favorable return for such stocks as compared to their common stock counterparts over the Reporting Period, given the strong returns for U.S. stocks as a whole during the period.

On an individual security level, the top positive contributors to the Fund’s performance were HSBC Holdings PLC 8% Perp Sub Cap Secs 2010-Without Fixed Maturity Series 2, HSBC Holdings PLC 8 1⁄8% Perpetual Sub Cap Secs 2008 and KeyCorp Deposit Shs Repr 1/40th Non-Cum Perp Pfd Registered Shs Series E. The top negative contributors to the Fund’s performance were General Electric Co 4 7⁄8% Notes 2013-29.1.53 Sr, ING Groep NV 7.05% Perpetual Debt Secs 2002-Without Fixed Maturity and Qwest Corp 7 3⁄8% Notes 2011-1.6.51 Sr.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR WELLS FARGO PREFERRED STOCK ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Wells Fargo Hybrid and Preferred Securities Aggregate Index*	Net Asset Value	Market Value	Wells Fargo Hybrid and Preferred Securities Aggregate Index*
ONE YEAR	3.45%	3.27%	3.32%	3.45%	3.27%	3.32%
FIVE YEARS	34.05%	33.84%	35.04%	6.04%	6.00%	6.19%
SINCE INCEPTION (1)	80.30%	80.31%	83.28%	7.86%	7.86%	8.09%

(1)	For the period September 16, 2009 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/16/09, 9/23/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Wells Fargo Hybrid and Preferred Securities Aggregate Index is a modified market capitalization weighted index composed of preferred stock and securities that are functionally equivalent to preferred stock including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
HSBC Holdings PLC Series 2 8.00%	2.5%
PNC Financial Services Group, Inc. Series P 6.13%	2.3
US Bancorp Series F 6.50%	1.7
BB&T Corp. Series E 5.63%	1.5
HSBC Holdings PLC 8.13%	1.5
Southern Co. 6.25%	1.4
ING Groep NV 6.38%	1.4
Aegon NV 6.38%	1.4
US Bancorp Series B 3.50%	1.3
Capital One Financial Corp. Series B 6.00%	1.2

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Financials	66.4%
Utilities	13.4
Real Estate	11.0
Telecommunication Services	5.7
Industrials	1.6
Information Technology	1.0
Consumer Discretionary	0.4
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Wells Fargo Preferred Stock ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.45%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR FactSet Innovative Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the FactSet Innovative Technology Index. The Fund’s benchmark is the FactSet Innovative Technology Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 29.69%, and the Index was 30.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights, and the effects of compounding contributed to the difference between the Fund’s performance and that of the Index.

The Index outpaced the broader S&P 500 Index during the Reporting Period. From an investor standpoint, the best sector from a performance perspective in the third quarter was the Information Technology sector, with a return of nearly 13%. It is therefore not surprising that the Index returned 14.84% in the third quarter of 2016, as information technology companies accounted for a large majority of the Fund’s weight during that period. The Index gave up some performance in the fourth quarter of 2016, yet technology stocks continued to show their sector dominance in 2017 as growth stocks prevailed primarily into June of 2017. The technology sector performed well in comparison to broader benchmarks thanks to encouraging fundamentals and the constant emergence of new technologies, which benefitted the Fund’s performance. The prospect of both rising interest rates and President Trump’s corporate tax reform also added strength to this space.

On an individual security level, the top positive contributors to the Fund’s performance were NVIDIA Corporation, Momo Inc Sponsored ADR Class A and Weibo Corp Sponsored ADR Class A. The top negative contributors to the Fund’s performance were Inovalon Holdings, Inc. Class A, Computer Programs and Systems, Inc. and Rubicon Project, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FactSet Innovative Technology Index*	Net Asset Value	Market Value	FactSet Innovative Technology Index*
ONE YEAR	29.69%	29.74%	30.21%	29.69%	29.74%	30.21%
SINCE INCEPTION (1)	42.22%	42.30%	43.00%	27.16%	27.21%	27.72%

(1)	For the period January 13, 2016 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/13/16, 1/14/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The FactSet Innovative Technology Index is designed to represent the performance of U.S.-listed stock and American Depository Receipts of Technology companies and Technology-related companies (including Electronic Media companies) within the most innovative segments of the Technology sector and Electronic Media sub-sector of the Media sector, as defined by FactSet Research Systems, Inc..

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Shopify, Inc. Class A	1.8%
Baozun, Inc. ADR	1.6
Momo, Inc. ADR	1.6
Square, Inc. Class A	1.5
Autohome, Inc. ADR	1.5
LendingTree, Inc.	1.5
NVIDIA Corp.	1.4
TrueCar, Inc.	1.4
DXC Technology Co.	1.3
IAC/InterActiveCorp	1.3

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Industry Breakdown as of June 30, 2017

Industry	% of Net Assets
Internet Software & Services	32.4%
Software	21.9
IT Services	10.9
Electronic Equipment, Instruments & Components	8.2
Health Care Technology	7.6
Semiconductors & Semiconductor Equipment	6.7
Communications Equipment	5.5
Internet & Catalog Retail	2.9
Technology Hardware, Storage & Peripherals	1.7
Thrifts & Mortgage Finance	1.5
Commercial Services & Supplies	0.6
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(7.1)
TOTAL	100.0%

(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR FactSet Innovative Technology ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.45%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR SSGA GENDER DIVERSITY INDEX ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

The SPDR SSGA Gender Diversity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks U.S. companies that are leaders in advancing women through gender diversity on their boards of directors and in management. The Fund’s benchmark is the SSGA Gender Diversity Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 13.79%, and the Index was 14.05%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and cash drag contributed to the difference between the Fund’s performance and that of the Index.

The Fund posted four quarters of positive returns over the Reporting Period. Financials, Information Technology and Industrials were the strongest performing sectors, with returns of 35.20%, 26.45% and 23.97% respectively. These sectors represented a significant weight of the Fund’s assets and drove much of the return. Overall, though, two out of three of these sectors were underweight compared to the initial universe of eligible securities for the Index, which is generally the largest 1000 U.S. exchange-listed companies by market capitalization. This underweight, along with the Index’s overweight in Healthcare relative to the universe of Index-eligible securities, accounted for much of the difference in performance between the Index and the universe of eligible securities. The two strongest performing months were November 2016 and February 2017. November 2016 marked the unanticipated victory of Donald Trump over Hillary Clinton for the U.S. Presidency. The trading days following the election posted strong returns, indicating the new political climate was impacting the U.S. stock market. February 2017 showed new optimism in the market, as volatility reached its lowest record since October 1995.

On an individual security level, the top positive contributors to the Fund’s performance were Mastercard Incorporated Class A, American Express Company and U.S. Bancorp. The top negative contributors to the Fund’s performance were Kroger Co., Pfizer, Inc. and CVS Health Corporation.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

SPDR SSGA GENDER DIVERSITY INDEX ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA Gender Diversity Index*	Net Asset Value	Market Value	SSGA Gender Diversity Index*
ONE YEAR	13.79%	13.80%	14.05%	13.79%	13.80%	14.05%
SINCE INCEPTION (1)	19.83%	19.86%	20.18%	14.72%	14.74%	15.01%

(1)	For the period March 7, 2016 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/7/16, 3/8/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The SSGA Gender Diversity Index is designed to measure the performance of U.S. large capitalization companies that are “gender diverse,” which are defined as companies that exhibit gender diversity in their senior leadership positions.

Top Ten Holdings as of June 30, 2017

Description	% of Net Assets
Pfizer, Inc.	6.3%
PepsiCo, Inc.	5.2
Amgen, Inc.	4.0
3M Co.	3.9
MasterCard, Inc. Class A	3.6
US Bancorp	2.8
CVS Health Corp.	2.7
Starbucks Corp.	2.6
American Express Co.	2.5
Texas Instruments, Inc.	2.4

(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Sector Breakdown as of June 30, 2017

% of Net Assets
Health Care	19.5%
Information Technology	17.0
Industrials	14.6
Financials	13.0
Consumer Staples	11.9
Consumer Discretionary	10.8
Utilities	4.2
Materials	3.5
Energy	3.4
Telecommunication Services	1.3
Real Estate	0.7
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%

(The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR SSGA Gender Diversity Index ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.20%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.2%
AAR Corp.	634	$22,038
Aerojet Rocketdyne Holdings, Inc. (a)	908	18,886
Aerovironment, Inc. (a)	266	10,161
Arconic, Inc.	6,697	151,687
Astronics Corp. (a)	382	11,640
Axon Enterprise, Inc. (a) (b)	771	19,383
Boeing Co.	9,395	1,857,861
BWX Technologies, Inc.	1,744	85,020
Cubic Corp.	356	16,483
Curtiss-Wright Corp.	693	63,604
DigitalGlobe, Inc. (a)	1,188	39,560
Ducommun, Inc. (a)	101	3,190
Engility Holdings, Inc. (a)	227	6,447
Esterline Technologies Corp. (a)	493	46,736
General Dynamics Corp.	4,316	855,000
HEICO Corp.	358	25,719
HEICO Corp. Class A	727	45,110
Hexcel Corp.	1,526	80,557
Huntington Ingalls Industries, Inc.	780	145,205
KeyW Holding Corp. (a)	471	4,404
KLX, Inc. (a)	750	37,500
Kratos Defense & Security Solutions, Inc. (a)	582	6,908
L3 Technologies, Inc.	1,389	232,074
Lockheed Martin Corp.	4,188	1,162,631
Mercury Systems, Inc. (a)	493	20,750
Moog, Inc. Class A (a)	693	49,702
National Presto Industries, Inc.	90	9,945
Northrop Grumman Corp.	2,639	677,458
Orbital ATK, Inc.	888	87,344
Raytheon Co.	4,781	772,036
Rockwell Collins, Inc.	2,538	266,693
Spirit AeroSystems Holdings, Inc. Class A	2,250	130,365
Teledyne Technologies, Inc. (a)	556	70,973
Textron, Inc.	4,235	199,468
TransDigm Group, Inc.	839	225,582
Triumph Group, Inc.	771	24,364
United Technologies Corp.	12,319	1,504,273
Vectrus, Inc. (a)	163	5,268
Wesco Aircraft Holdings, Inc. (a)	606	6,575

		8,998,600

AIR FREIGHT & LOGISTICS — 0.6%
Air Transport Services Group, Inc. (a)	721	15,703
Atlas Air Worldwide Holdings, Inc. (a)	417	21,747
C.H. Robinson Worldwide, Inc.	2,425	166,549
Echo Global Logistics, Inc. (a)	266	5,293
Expeditors International of Washington, Inc.	3,205	181,018
FedEx Corp.	4,069	884,316
Forward Air Corp.	424	22,591
Hub Group, Inc. Class A (a)	556	21,323
Park-Ohio Holdings Corp.	135	5,143
United Parcel Service, Inc. Class B	11,357	1,255,971
XPO Logistics, Inc. (a)	1,608	103,925

		2,683,579

AIRLINES — 0.6%
Alaska Air Group, Inc.	2,244	201,421
Allegiant Travel Co.	215	29,154
American Airlines Group, Inc.	7,350	369,852
Copa Holdings SA Class A	558	65,286
Delta Air Lines, Inc.	11,087	595,815
Hawaiian Holdings, Inc. (a)	771	36,199
JetBlue Airways Corp. (a)	4,881	111,433
SkyWest, Inc.	771	27,062
Southwest Airlines Co.	9,186	570,818
Spirit Airlines, Inc. (a)	1,203	62,135
United Continental Holdings, Inc. (a)	4,582	344,796

		2,413,971

AUTO COMPONENTS — 0.4%
Adient PLC	1,371	89,636
American Axle & Manufacturing Holdings, Inc. (a)	1,067	16,645
BorgWarner, Inc.	3,541	149,997
Cooper Tire & Rubber Co.	976	35,234
Cooper-Standard Holdings, Inc. (a)	215	21,687
Dana, Inc.	2,807	62,680
Delphi Automotive PLC	4,461	391,007
Dorman Products, Inc. (a)	417	34,515
Fox Factory Holding Corp. (a)	600	21,360
Gentex Corp.	4,415	83,753
Gentherm, Inc. (a)	493	19,128
Goodyear Tire & Rubber Co.	4,553	159,173
Horizon Global Corp. (a)	319	4,581
LCI Industries	356	36,454
Lear Corp.	1,325	188,256
Modine Manufacturing Co. (a)	693	11,469
Motorcar Parts of America, Inc. (a)	266	7,512
Standard Motor Products, Inc.	356	18,590
Stoneridge, Inc. (a)	397	6,118
Superior Industries International, Inc.	340	6,987
Tenneco, Inc.	908	52,510
Tower International, Inc.	340	7,633
Visteon Corp. (a)	771	78,688

		1,503,613

AUTOMOBILES — 0.6%
Ford Motor Co.	63,119	706,302
General Motors Co.	22,742	794,378
Harley-Davidson, Inc.	3,432	185,397
Tesla, Inc. (a)	2,125	768,421
Thor Industries, Inc.	835	87,274
Winnebago Industries, Inc.	388	13,580

		2,555,352

BANKS — 6.5%
1st Source Corp.	219	10,499
Ameris Bancorp	417	20,099
Ames National Corp.	840	25,704
Associated Banc-Corp	2,574	64,865
BancFirst Corp.	198	19,127
Banco Latinoamericano de Comercio Exterior SA Class E	424	11,609
Bancorp, Inc. (a)	361	2,736
BancorpSouth, Inc.	1,475	44,988
Bank of America Corp.	163,864	3,975,341

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Bank of Hawaii Corp.	659	$54,677
Bank of Marin Bancorp	135	8,309
Bank of NT Butterfield & Son, Ltd.	900	30,690
Bank of the Ozarks, Inc.	1,869	87,600
BankUnited, Inc.	1,526	51,441
Banner Corp.	287	16,218
BB&T Corp.	13,229	600,729
Berkshire Hills Bancorp, Inc.	416	14,622
BOK Financial Corp.	417	35,082
Boston Private Financial Holdings, Inc.	1,186	18,205
Bridge Bancorp, Inc.	131	4,362
Brookline Bancorp, Inc.	1,114	16,264
Bryn Mawr Bank Corp.	205	8,713
Camden National Corp.	202	8,668
Capital Bank Financial Corp. Class A	417	15,888
Cathay General Bancorp	1,141	43,301
CenterState Banks, Inc.	2,281	56,706
Central Pacific Financial Corp.	340	10,700
Chemical Financial Corp.	824	39,890
CIT Group, Inc.	3,100	150,970
Citigroup, Inc.	45,569	3,047,655
Citizens & Northern Corp.	101	2,349
Citizens Financial Group, Inc.	8,605	307,026
City Holding Co.	201	13,240
CNB Financial Corp.	301	7,215
CoBiz Financial, Inc.	532	9,257
Columbia Banking System, Inc.	825	32,876
Comerica, Inc.	2,880	210,931
Commerce Bancshares, Inc.	1,362	77,402
Community Bank System, Inc.	634	35,358
Community Trust Bancorp, Inc.	252	11,025
Cullen/Frost Bankers, Inc.	839	78,791
Customers Bancorp, Inc. (a)	341	9,643
CVB Financial Corp.	1,391	31,200
Eagle Bancorp, Inc. (a)	912	57,730
East West Bancorp, Inc.	2,306	135,086
Enterprise Financial Services Corp.	266	10,853
FCB Financial Holdings, Inc. Class A (a)	427	20,389
Fifth Third Bancorp	13,417	348,305
Financial Institutions, Inc.	205	6,109
First BanCorp (a)	1,065	6,166
First Bancorp/Southern Pines	262	8,190
First Busey Corp.	354	10,379
First Citizens BancShares, Inc. Class A	141	52,551
First Commonwealth Financial Corp.	1,526	19,350
First Community Bancshares, Inc.	226	6,181
First Connecticut Bancorp, Inc.	225	5,771
First Financial Bancorp	885	24,515
First Financial Bankshares, Inc. (b)	976	43,139
First Financial Corp.	131	6,196
First Hawaiian, Inc.	900	27,558
First Horizon National Corp.	3,734	65,046
First Interstate BancSystem, Inc. Class A	266	9,895
First Merchants Corp.	465	18,665
First Midwest Bancorp, Inc.	1,246	29,044
First of Long Island Corp.	319	9,123
First Republic Bank	2,423	242,542
Flushing Financial Corp.	461	12,996
FNB Corp.	5,763	81,604
Fulton Financial Corp.	3,002	57,038
German American Bancorp, Inc.	1,474	50,249
Glacier Bancorp, Inc.	1,114	40,784
Great Southern Bancorp, Inc.	911	48,739
Great Western Bancorp, Inc.	582	23,751
Hancock Holding Co.	1,338	65,562
Hanmi Financial Corp.	493	14,026
Heartland Financial USA, Inc.	438	20,630
Heritage Financial Corp.	446	11,819
Hilltop Holdings, Inc.	908	23,799
Home BancShares, Inc.	2,496	62,150
HomeTrust Bancshares, Inc. (a)	340	8,296
Hope Bancorp, Inc.	1,845	34,409
Huntington Bancshares, Inc.	17,157	231,963
IBERIABANK Corp.	693	56,480
Independent Bank Corp.	365	24,327
International Bancshares Corp.	751	26,323
Investors Bancorp, Inc.	5,543	74,055
JPMorgan Chase & Co.	58,210	5,320,394
KeyCorp	17,551	328,906
Lakeland Financial Corp.	300	13,764
LegacyTexas Financial Group, Inc.	634	24,174
M&T Bank Corp.	2,437	394,672
MainSource Financial Group, Inc.	386	12,935
MB Financial, Inc.	977	43,027
National Bank Holdings Corp. Class A	839	27,779
National Bankshares, Inc. (b)	719	29,335
NBT Bancorp, Inc.	617	22,798
OFG Bancorp	663	6,630
Old National Bancorp	1,840	31,740
Pacific Continental Corp.	266	6,796
Pacific Premier Bancorp, Inc. (a)	600	22,140
PacWest Bancorp	1,711	79,904
Park National Corp.	554	57,461
Park Sterling Corp.	582	6,914
People’s United Financial, Inc.	5,644	99,673
Peoples Bancorp, Inc.	101	3,245
Pinnacle Financial Partners, Inc.	1,460	91,688
PNC Financial Services Group, Inc.	7,934	990,719
Popular, Inc.	1,617	67,445
Preferred Bank.	131	7,005
Prosperity Bancshares, Inc.	1,047	67,259
Regions Financial Corp.	21,685	317,468
Renasant Corp.	600	26,244
Republic Bancorp, Inc. Class A	131	4,677
S&T Bancorp, Inc.	415	14,882
Sandy Spring Bancorp, Inc.	374	15,207
ServisFirst Bancshares, Inc.	782	28,848
Signature Bank (a)	840	120,565
Simmons First National Corp. Class A	419	22,165
South State Corp.	363	31,109
Southside Bancshares, Inc.	403	14,067
Southwest Bancorp, Inc.	266	6,796
State Bank Financial Corp.	2,124	57,603
Sterling Bancorp	1,839	42,757
Stock Yards Bancorp, Inc.	377	14,665
SunTrust Banks, Inc.	8,283	469,812

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
SVB Financial Group (a)	840	$147,664
Synovus Financial Corp.	1,971	87,197
TCF Financial Corp.	2,514	40,073
Texas Capital Bancshares, Inc. (a)	634	49,072
Tompkins Financial Corp.	215	16,925
Towne Bank	604	18,603
TriCo Bancshares	1,471	51,706
Trustmark Corp.	1,070	34,411
UMB Financial Corp.	638	47,761
Umpqua Holdings Corp.	3,951	72,540
Union Bankshares Corp.	1,001	33,934
United Bankshares, Inc.	1,231	48,255
United Community Banks, Inc.	691	19,210
Univest Corp. of Pennsylvania	311	9,314
US Bancorp	26,008	1,350,335
Valley National Bancorp	3,963	46,803
Washington Trust Bancorp, Inc.	205	10,568
Webster Financial Corp.	1,389	72,534
Wells Fargo & Co.	73,849	4,091,973
WesBanco, Inc.	417	16,488
West Bancorp, Inc.	1,962	46,401
Westamerica Bancorporation	454	25,442
Western Alliance Bancorp (a)	1,613	79,360
Wintrust Financial Corp.	842	64,363
Zions Bancorp	3,500	153,685

		27,031,639

BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a)	141	18,633
Brown-Forman Corp. Class A	855	42,152
Brown-Forman Corp. Class B	3,197	155,374
Coca-Cola Bottling Co. Consolidated	78	17,852
Coca-Cola Co.	63,197	2,834,385
Constellation Brands, Inc. Class A	2,702	523,459
Dr. Pepper Snapple Group, Inc.	3,115	283,808
Molson Coors Brewing Co. Class B	2,782	240,198
Monster Beverage Corp. (a)	7,265	360,925
National Beverage Corp.	554	51,832
PepsiCo, Inc.	23,466	2,710,088

		7,238,706

BIOTECHNOLOGY — 3.1%
AbbVie, Inc.	26,385	1,913,176
ACADIA Pharmaceuticals, Inc. (a)	1,658	46,242
Acceleron Pharma, Inc. (a)	266	8,084
Achillion Pharmaceuticals, Inc. (a)	1,506	6,913
Acorda Therapeutics, Inc. (a)	615	12,115
Agios Pharmaceuticals, Inc. (a)	443	22,792
Alder Biopharmaceuticals, Inc. (a)	1,147	13,133
Alexion Pharmaceuticals, Inc. (a)	3,656	444,825
Alkermes PLC (a)	3,095	179,417
Alnylam Pharmaceuticals, Inc. (a)	1,183	94,356
AMAG Pharmaceuticals, Inc. (a)	601	11,058
Amgen, Inc.	12,257	2,111,023
Amicus Therapeutics, Inc. (a)	1,374	13,836
Arena Pharmaceuticals, Inc. (a)	320	5,398
Array BioPharma, Inc. (a)	6,973	58,364
Atara Biotherapeutics, Inc. (a) (b)	272	3,808
Avexis, Inc. (a)	300	24,648
BioCryst Pharmaceuticals, Inc. (a)	1,065	5,921
Biogen, Inc. (a)	3,551	963,599
BioMarin Pharmaceutical, Inc. (a)	3,249	295,074
Bioverativ, Inc. (a)	1,775	106,802
Bluebird Bio, Inc. (a)	585	61,454
Blueprint Medicines Corp. (a)	600	30,402
Celgene Corp. (a)	12,610	1,637,661
Celldex Therapeutics, Inc. (a)	1,617	3,994
ChemoCentryx, Inc. (a)	309	2,892
Chimerix, Inc. (a)	802	4,371
Clovis Oncology, Inc. (a)	570	53,369
Coherus Biosciences, Inc. (a)	522	7,491
Cytokinetics, Inc. (a)	399	4,828
Dynavax Technologies Corp. (a) (b)	977	9,428
Eagle Pharmaceuticals, Inc. (a)	136	10,729
Emergent BioSolutions, Inc. (a)	415	14,073
Enanta Pharmaceuticals, Inc. (a)	272	9,787
Epizyme, Inc. (a)	408	6,161
Esperion Therapeutics, Inc. (a)	106	4,906
Exact Sciences Corp. (a)	1,411	49,907
Exelixis, Inc. (a)	4,068	100,195
FibroGen, Inc. (a)	2,255	72,836
Five Prime Therapeutics, Inc. (a)	278	8,371
Genomic Health, Inc. (a)	266	8,658
Geron Corp. (a) (b)	1,851	5,127
Gilead Sciences, Inc.	21,824	1,544,703
Halozyme Therapeutics, Inc. (a)	1,388	17,794
Heron Therapeutics, Inc. (a) (b)	408	5,651
Idera Pharmaceuticals, Inc. (a)	5,659	9,733
ImmunoGen, Inc. (a) (b)	1,351	9,606
Immunomedics, Inc. (a)	1,065	9,404
Incyte Corp. (a)	2,783	350,407
Infinity Pharmaceuticals, Inc. (a)	263	413
Inovio Pharmaceuticals, Inc. (a)	1,701	13,336
Insmed, Inc. (a)	976	16,748
Insys Therapeutics, Inc. (a)	408	5,161
Intercept Pharmaceuticals, Inc. (a) (b)	495	59,930
Intrexon Corp. (a) (b)	922	22,211
Ionis Pharmaceuticals, Inc. (a)	1,756	89,328
Ironwood Pharmaceuticals, Inc. (a)	3,331	62,889
Juno Therapeutics, Inc. (a) (b)	976	29,173
Keryx Biopharmaceuticals, Inc. (a)	1,196	8,647
Kite Pharma, Inc. (a)	818	84,802
Lexicon Pharmaceuticals, Inc. (a)	2,071	34,068
Ligand Pharmaceuticals, Inc. (a)	592	71,869
Loxo Oncology, Inc. (a)	300	24,057
MacroGenics, Inc. (a)	408	7,144
Merrimack Pharmaceuticals, Inc. (b)	1,327	1,645
MiMedx Group, Inc. (a) (b)	1,196	17,904
Momenta Pharmaceuticals, Inc. (a)	663	11,205
Myriad Genetics, Inc. (a)	1,228	31,731
Neurocrine Biosciences, Inc. (a)	1,613	74,198
NewLink Genetics Corp. (a)	708	5,204
Novavax, Inc. (a)	4,267	4,907
OPKO Health, Inc. (a) (b)	4,789	31,512
Organovo Holdings, Inc. (a) (b)	2,006	5,276
PDL BioPharma, Inc.	5,570	13,758
Portola Pharmaceuticals, Inc. (a)	719	40,386
Progenics Pharmaceuticals, Inc. (a)	4,044	27,459
Prothena Corp. PLC (a)	839	45,407

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
PTC Therapeutics, Inc. (a)	532	$9,752
Puma Biotechnology, Inc. (a)	364	31,814
Radius Health, Inc. (a)	427	19,313
Regeneron Pharmaceuticals, Inc. (a)	1,255	616,381
Repligen Corp. (a)	493	20,430
Retrophin, Inc. (a)	408	7,911
Rigel Pharmaceuticals, Inc. (a)	1,269	3,464
Sage Therapeutics, Inc. (a)	622	49,536
Sangamo Therapeutics, Inc. (a)	2,067	18,190
Sarepta Therapeutics, Inc. (a)	917	30,912
Seattle Genetics, Inc. (a)	2,074	107,309
Spark Therapeutics, Inc. (a)	400	23,896
Spectrum Pharmaceuticals, Inc. (a)	867	6,459
Stemline Therapeutics, Inc. (a)	1,610	14,812
Synergy Pharmaceuticals, Inc. (a) (b)	4,632	20,612
TESARO, Inc. (a)	462	64,615
Ultragenyx Pharmaceutical, Inc. (a)	582	36,148
United Therapeutics Corp. (a)	693	89,903
Vanda Pharmaceuticals, Inc. (a)	397	6,471
Vertex Pharmaceuticals, Inc. (a)	4,211	542,672
ZIOPHARM Oncology, Inc. (a)	1,498	9,318

		12,964,808

BUILDING PRODUCTS — 0.5%
AAON, Inc.	615	22,663
Advanced Drainage Systems, Inc.	582	11,698
Allegion PLC	1,564	126,872
American Woodmark Corp. (a)	131	12,517
AO Smith Corp.	2,384	134,291
Apogee Enterprises, Inc.	415	23,589
Armstrong Flooring, Inc. (a)	336	6,038
Armstrong World Industries, Inc. (a)	693	31,878
Builders FirstSource, Inc. (a)	1,315	20,146
Continental Building Products, Inc. (a)	408	9,506
Fortune Brands Home & Security, Inc.	2,566	167,406
Gibraltar Industries, Inc. (a)	493	17,575
Griffon Corp.	569	12,489
Insteel Industries, Inc.	266	8,770
Johnson Controls International PLC	15,381	666,920
Lennox International, Inc.	771	141,586
Masco Corp.	5,505	210,346
Masonite International Corp. (a)	415	31,332
NCI Building Systems, Inc. (a)	340	5,678
Owens Corning	1,804	120,724
Patrick Industries, Inc. (a)	300	21,855
PGT Innovations, Inc. (a)	471	6,029
Ply Gem Holdings, Inc. (a)	340	6,103
Quanex Building Products Corp.	518	10,956
Simpson Manufacturing Co., Inc.	604	26,401
Trex Co., Inc. (a)	556	37,619
Universal Forest Products, Inc.	356	31,082
USG Corp. (a)	1,235	35,840

		1,957,909

CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	863	143,137
Ameriprise Financial, Inc.	2,598	330,699
Arlington Asset Investment Corp. Class A	155	2,119
Artisan Partners Asset Management, Inc. Class A	415	12,741
Associated Capital Group, Inc. Class A	135	4,590
Bank of New York Mellon Corp.	16,967	865,656
BGC Partners, Inc. Class A	3,769	47,640
BlackRock, Inc.	2,018	852,423
CBOE Holdings, Inc.	1,838	167,993
Charles Schwab Corp.	19,472	836,517
CME Group, Inc.	5,532	692,828
Cohen & Steers, Inc.	284	11,513
Cowen, Inc. (a)	350	5,688
Diamond Hill Investment Group, Inc.	78	15,553
Donnelley Financial Solutions, Inc. (a)	376	8,633
E*TRADE Financial Corp. (a)	4,403	167,446
Eaton Vance Corp.	1,845	87,305
Evercore Partners, Inc. Class A	493	34,757
FactSet Research Systems, Inc.	617	102,533
Federated Investors, Inc. Class B	1,383	39,070
Financial Engines, Inc.	771	28,219
Franklin Resources, Inc.	6,302	282,267
GAMCO Investors, Inc. Class A	135	3,996
Goldman Sachs Group, Inc.	6,011	1,333,841
Greenhill & Co., Inc.	397	7,980
Interactive Brokers Group, Inc. Class A	693	25,932
Intercontinental Exchange, Inc.	9,622	634,282
INTL. FCStone, Inc. (a)	258	9,742
Invesco, Ltd.	6,843	240,805
Investment Technology Group, Inc.	532	11,300
KCG Holdings, Inc. Class A (a)	1,072	21,376
Ladenburg Thalmann Financial Services, Inc. (a)	1,535	3,745
Lazard, Ltd. Class A	1,937	89,741
Legg Mason, Inc.	1,747	66,666
LPL Financial Holdings, Inc.	1,338	56,811
MarketAxess Holdings, Inc.	556	111,812
Moody’s Corp.	2,986	363,336
Morgan Stanley	21,746	969,002
Morningstar, Inc.	356	27,889
MSCI, Inc.	1,846	190,120
Nasdaq, Inc.	1,667	119,174
Northern Trust Corp.	3,708	360,455
Piper Jaffray Cos	278	16,666
Raymond James Financial, Inc.	2,138	171,510
S&P Global, Inc.	4,228	617,246
Safeguard Scientifics, Inc. (a)	340	4,046
SEI Investments Co.	2,204	118,531
State Street Corp. (c)	6,161	552,827
Stifel Financial Corp. (a)	1,007	46,302
T Rowe Price Group, Inc.	4,126	306,190
TD Ameritrade Holding Corp.	4,139	177,936
Voya Financial, Inc.	3,542	130,664
Waddell & Reed Financial, Inc. Class A	1,338	25,261
Westwood Holdings Group, Inc.	135	7,653
WisdomTree Investments, Inc. (b)	1,526	15,519

		11,577,683

CHEMICALS — 2.2%
A Schulman, Inc.	388	12,416
AdvanSix, Inc. (a)	496	15,495
Air Products & Chemicals, Inc.	3,543	506,862

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Albemarle Corp.	1,891	$199,576
American Vanguard Corp.	397	6,848
Ashland Global Holdings, Inc.	1,251	82,453
Axalta Coating Systems, Ltd. (a)	3,446	110,410
Balchem Corp.	415	32,250
Cabot Corp.	934	49,904
Calgon Carbon Corp.	813	12,276
Celanese Corp. Series A	2,430	230,704
CF Industries Holdings, Inc.	3,821	106,835
Chemours Co.	2,853	108,186
Dow Chemical Co.	20,094	1,267,329
E.I. du Pont de Nemours & Co.	14,289	1,153,265
Eastman Chemical Co.	2,386	200,400
Ecolab, Inc.	4,175	554,231
Ferro Corp. (a)	1,114	20,375
Flotek Industries, Inc. (a)	663	5,927
FMC Corp.	2,121	154,939
FutureFuel Corp.	340	5,131
GCP Applied Technologies, Inc. (a)	1,188	36,234
Hawkins, Inc.	131	6,072
HB Fuller Co.	771	39,406
Huntsman Corp.	3,002	77,572
Ingevity Corp. (a)	724	41,558
Innophos Holdings, Inc.	356	15,607
Innospec, Inc.	417	27,334
International Flavors & Fragrances, Inc.	1,251	168,885
Koppers Holdings, Inc. (a)	356	12,869
Kraton Corp. (a)	493	16,979
Kronos Worldwide, Inc.	260	4,737
LyondellBasell Industries NV Class A	5,675	478,913
Minerals Technologies, Inc.	556	40,699
Monsanto Co.	7,175	849,233
Mosaic Co.	5,727	130,747
NewMarket Corp.	137	63,086
Olin Corp.	2,578	78,062
OMNOVA Solutions, Inc. (a)	663	6,464
Platform Specialty Products Corp. (a)	2,441	30,952
PolyOne Corp.	1,526	59,117
PPG Industries, Inc.	4,414	485,363
Praxair, Inc.	4,584	607,609
Quaker Chemical Corp.	215	31,225
Rayonier Advanced Materials, Inc.	620	9,746
RPM International, Inc.	2,021	110,246
Scotts Miracle-Gro Co.	617	55,197
Sensient Technologies Corp.	771	62,089
Sherwin-Williams Co.	1,370	480,815
Stepan Co.	288	25,096
Tredegar Corp.	2,445	37,286
Trinseo SA	718	49,327
Tronox, Ltd. Class A	868	13,124
Valvoline, Inc.	3,433	81,431
Westlake Chemical Corp.	628	41,580
WR Grace & Co.	1,188	85,548

		9,196,020

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	839	34,835
ACCO Brands Corp. (a)	1,751	20,399
Brady Corp. Class A	693	23,493
Brink’s Co.	693	46,431
CECO Environmental Corp.	190	1,744
Cintas Corp.	1,614	203,428
Clean Harbors, Inc. (a)	908	50,694
Copart, Inc. (a)	4,430	140,830
Covanta Holding Corp.	1,663	21,952
Deluxe Corp.	764	52,884
Ennis, Inc.	425	8,117
Essendant, Inc.	634	9,402
Healthcare Services Group, Inc.	1,049	49,125
Herman Miller, Inc.	917	27,877
HNI Corp.	693	27,630
InnerWorkings, Inc. (a)	582	6,751
Interface, Inc.	908	17,842
KAR Auction Services, Inc.	2,161	90,697
Knoll, Inc.	693	13,895
LSC Communications, Inc.	376	8,046
Matthews International Corp. Class A	460	28,175
McGrath RentCorp	417	14,441
Mobile Mini, Inc.	634	18,925
MSA Safety, Inc.	415	33,685
Multi-Color Corp.	131	10,690
Pitney Bowes, Inc.	3,157	47,671
Quad/Graphics, Inc.	399	9,145
Republic Services, Inc.	4,179	266,328
Rollins, Inc.	2,024	82,397
RR Donnelley & Sons Co.	989	12,402
SP Plus Corp. (a)	205	6,263
Steelcase, Inc. Class A	1,338	18,732
Stericycle, Inc. (a)	1,300	99,216
Team, Inc. (a)	468	10,975
Tetra Tech, Inc.	976	44,652
UniFirst Corp.	215	30,250
US Ecology, Inc.	278	14,039
Viad Corp.	356	16,821
VSE Corp.	148	6,657
Waste Management, Inc.	7,159	525,113
West Corp.	1,051	24,509

		2,177,158

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	908	18,750
Applied Optoelectronics, Inc. (a) (b)	300	18,537
Arista Networks, Inc. (a)	882	132,115
ARRIS International PLC (a)	3,501	98,098
Brocade Communications Systems, Inc.	7,286	91,876
CalAmp Corp. (a)	532	10,816
Calix, Inc. (a)	606	4,151
Ciena Corp. (a)	2,744	68,655
Cisco Systems, Inc.	83,314	2,607,728
CommScope Holding Co., Inc. (a)	3,108	118,197
Comtech Telecommunications Corp.	275	5,217
Digi International, Inc. (a)	399	4,050
EchoStar Corp. Class A (a)	594	36,056
Extreme Networks, Inc. (a)	1,403	12,936
F5 Networks, Inc. (a)	1,176	149,422
Finisar Corp. (a)	2,703	70,224
Harmonic, Inc. (a)	1,632	8,568
Harris Corp.	1,886	205,725
Infinera Corp. (a)	1,746	18,630
InterDigital, Inc.	634	49,008

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Juniper Networks, Inc.	6,111	$170,375
KVH Industries, Inc. (a)	155	1,472
Lumentum Holdings, Inc. (a)	1,023	58,362
Motorola Solutions, Inc.	2,942	255,189
NETGEAR, Inc. (a)	634	27,325
NetScout Systems, Inc. (a)	1,666	57,310
Oclaro, Inc. (a)	2,700	25,218
Palo Alto Networks, Inc. (a)	1,407	188,271
Plantronics, Inc.	680	35,571
ShoreTel, Inc. (a)	872	5,058
Sonus Networks, Inc. (a)	622	4,628
Ubiquiti Networks, Inc. (a) (b)	771	40,069
ViaSat, Inc. (a)	634	41,971
Viavi Solutions, Inc. (a)	3,595	37,855

		4,677,433

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	2,295	74,197
Aegion Corp. (a)	634	13,872
Argan, Inc.	201	12,060
Chicago Bridge & Iron Co. NV	1,526	30,108
Comfort Systems USA, Inc.	556	20,628
Dycom Industries, Inc. (a)	493	44,133
EMCOR Group, Inc.	1,067	69,761
Fluor Corp.	2,487	113,855
Granite Construction, Inc.	634	30,584
Great Lakes Dredge & Dock Corp. (a)	868	3,732
Jacobs Engineering Group, Inc.	1,984	107,910
KBR, Inc.	2,260	34,397
MasTec, Inc. (a)	908	40,996
MYR Group, Inc. (a)	333	10,330
Orion Group Holdings, Inc. (a)	307	2,293
Primoris Services Corp.	556	13,867
Quanta Services, Inc. (a)	3,183	104,784
Tutor Perini Corp. (a)	556	15,985
Valmont Industries, Inc.	418	62,533

		806,025

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	797	73,659
Martin Marietta Materials, Inc.	1,001	222,802
Summit Materials, Inc. Class A (a)	3,210	92,673
US Concrete, Inc. (a)	215	16,888
Vulcan Materials Co.	2,115	267,928

		673,950

CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	7,432	155,329
American Express Co.	12,225	1,029,834
Capital One Financial Corp.	7,953	657,077
Credit Acceptance Corp. (a) (b)	141	36,257
Discover Financial Services	6,219	386,760
Encore Capital Group, Inc. (a)	390	15,659
Enova International, Inc. (a)	279	4,143
EZCORP, Inc. Class A (a)	567	4,366
Firstcash, Inc.	767	44,716
Green Dot Corp. Class A (a)	399	15,373
LendingClub Corp. (a)	5,260	28,983
Navient Corp.	6,885	114,635
Nelnet, Inc. Class A	356	16,736
OneMain Holdings, Inc. (a)	866	21,295
PRA Group, Inc. (a)	839	31,798
Santander Consumer USA Holdings, Inc. (a)	1,566	19,982
SLM Corp. (a)	6,885	79,177
Synchrony Financial	13,777	410,830
World Acceptance Corp. (a)	131	9,813

		3,082,763

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	1,049	91,116
Avery Dennison Corp.	1,522	134,499
Ball Corp.	5,606	236,629
Bemis Co., Inc.	1,610	74,463
Berry Global Group, Inc. (a)	2,199	125,365
Crown Holdings, Inc. (a)	2,214	132,087
Graphic Packaging Holding Co.	5,024	69,231
Greif, Inc. Class A	1,088	60,689
International Paper Co.	6,808	385,401
Myers Industries, Inc.	397	7,126
Owens-Illinois, Inc. (a)	2,524	60,374
Packaging Corp. of America	1,475	164,300
Sealed Air Corp.	3,297	147,574
Silgan Holdings, Inc.	994	31,589
Sonoco Products Co.	1,526	78,467
WestRock Co.	4,364	247,264

		2,046,174

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	712	23,539
Genuine Parts Co.	2,432	225,592
LKQ Corp. (a)	4,596	151,438
Pool Corp.	732	86,061

		486,630

DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc.	964	36,584
American Public Education, Inc. (a)	266	6,291
Ascent Capital Group, Inc. Class A (a)	211	3,241
Bridgepoint Education, Inc. (a)	266	3,926
Bright Horizons Family Solutions, Inc. (a)	793	61,228
Capella Education Co.	180	15,408
Career Education Corp. (a)	1,053	10,109
Carriage Services, Inc.	205	5,527
Graham Holdings Co. Class B	78	46,773
Grand Canyon Education, Inc. (a)	693	54,338
H&R Block, Inc.	4,132	127,720
Houghton Mifflin Harcourt Co. (a)	1,681	20,676
K12, Inc. (a)	397	7,114
Regis Corp. (a)	663	6,809
Service Corp. International	3,230	108,044
ServiceMaster Global Holdings, Inc. (a)	2,242	87,864
Sotheby’s (a)	1,051	56,407
Strayer Education, Inc.	143	13,330
Weight Watchers International, Inc. (a)	470	15,707

		687,096

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	31,647	5,360,052
FNFV Group (a)	793	12,529
Leucadia National Corp.	5,642	147,595

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
NewStar Financial, Inc.	399	$4,190
PICO Holdings, Inc. (a)	340	5,950

		5,530,316

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	101,437	3,827,218
ATN International, Inc.	140	9,581
CenturyLink, Inc. (b)	9,328	222,753
Cincinnati Bell, Inc. (a)	640	12,512
Cogent Communications Holdings, Inc.	751	30,115
Consolidated Communications Holdings, Inc.	1,608	34,524
Frontier Communications Corp. (b)	20,079	23,292
General Communication, Inc. Class A (a)	471	17,257
Globalstar, Inc. (a) (b)	10,974	23,375
Hawaiian Telcom Holdco, Inc. (a)	131	3,274
IDT Corp. Class B	205	2,946
Iridium Communications, Inc. (a) (b)	929	10,265
Level 3 Communications, Inc. (a)	4,853	287,783
Lumos Networks Corp. (a)	155	2,770
Straight Path Communications, Inc. Class B (a)	100	17,965
Verizon Communications, Inc.	67,565	3,017,453
Vonage Holdings Corp. (a)	2,380	15,565
Windstream Holdings, Inc. (b)	7,521	29,181
Zayo Group Holdings, Inc. (a)	3,041	93,967

		7,681,796

ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	906	64,942
Alliant Energy Corp.	3,926	157,707
American Electric Power Co., Inc.	8,020	557,149
Avangrid, Inc.	1,202	53,068
Duke Energy Corp.	11,565	966,718
Edison International	4,995	390,559
El Paso Electric Co.	634	32,778
Entergy Corp.	2,717	208,584
Eversource Energy	5,091	309,075
Exelon Corp.	15,252	550,140
FirstEnergy Corp.	7,328	213,685
Great Plains Energy, Inc.	3,880	113,606
Hawaiian Electric Industries, Inc.	2,033	65,829
IDACORP, Inc.	771	65,805
MGE Energy, Inc.	675	43,436
NextEra Energy, Inc.	7,657	1,072,975
OGE Energy Corp.	3,001	104,405
Otter Tail Corp.	1,101	43,600
PG&E Corp.	8,425	559,167
Pinnacle West Capital Corp.	1,821	155,076
PNM Resources, Inc.	1,206	46,130
Portland General Electric Co.	1,188	54,280
PPL Corp.	11,034	426,574
Southern Co.	16,517	790,834
Westar Energy, Inc.	2,166	114,841
Xcel Energy, Inc.	8,178	375,207

		7,536,170

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	764	155,306
AMETEK, Inc.	3,772	228,470
AZZ, Inc.	417	23,269
Babcock & Wilcox Enterprises, Inc. (a)	869	10,219
Eaton Corp. PLC	7,575	589,562
Emerson Electric Co.	10,345	616,769
Encore Wire Corp.	356	15,201
EnerSys	693	50,208
Generac Holdings, Inc. (a)	1,049	37,900
General Cable Corp.	693	11,331
Hubbell, Inc.	910	102,985
Plug Power, Inc. (a)	2,460	5,018
Powell Industries, Inc.	131	4,191
Regal Beloit Corp.	693	56,514
Rockwell Automation, Inc.	2,125	344,165
Sensata Technologies Holding NV (a)	2,800	119,616
Thermon Group Holdings, Inc. (a)	397	7,611

		2,378,335

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	4,935	364,302
Anixter International, Inc. (a)	415	32,453
Arrow Electronics, Inc. (a)	1,621	127,119
Avnet, Inc.	2,115	82,231
AVX Corp.	663	10,833
Badger Meter, Inc.	432	17,215
Belden, Inc.	617	46,540
Benchmark Electronics, Inc. (a)	841	27,164
CDW Corp.	2,602	162,703
Cognex Corp.	1,326	112,577
Coherent, Inc. (a)	417	93,821
Corning, Inc.	15,616	469,261
CTS Corp.	471	10,174
Daktronics, Inc.	532	5,123
Dolby Laboratories, Inc. Class A	706	34,566
ePlus, Inc. (a)	148	10,967
Fabrinet (a)	415	17,704
FARO Technologies, Inc. (a)	266	10,055
Fitbit, Inc. Class A (a) (b)	2,060	10,939
FLIR Systems, Inc.	2,243	77,742
II-VI, Inc. (a)	771	26,445
Insight Enterprises, Inc. (a)	617	24,674
IPG Photonics Corp. (a)	493	71,534
Itron, Inc. (a)	562	38,076
Jabil, Inc.	3,157	92,153
Keysight Technologies, Inc. (a)	2,700	105,111
Knowles Corp. (a)	1,342	22,707
Littelfuse, Inc.	356	58,740
Methode Electronics, Inc.	556	22,907
MTS Systems Corp.	201	10,412
National Instruments Corp.	1,518	61,054
Novanta, Inc. (a)	522	18,792
OSI Systems, Inc. (a)	356	26,753
Park Electrochemical Corp.	340	6,263
Plexus Corp. (a)	556	29,229
Rogers Corp. (a)	278	30,196
Sanmina Corp. (a)	1,290	49,149
ScanSource, Inc. (a)	415	16,725
SYNNEX Corp.	417	50,023
Tech Data Corp. (a)	601	60,701
Trimble, Inc. (a)	3,957	141,146

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
TTM Technologies, Inc. (a)	798	$13,853
Universal Display Corp.	634	69,264
VeriFone Systems, Inc. (a)	1,663	30,100
Vishay Intertechnology, Inc.	2,056	34,130
Vishay Precision Group, Inc. (a)	213	3,685
Zebra Technologies Corp. Class A (a)	815	81,924

		2,919,235

ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	847	9,656
Atwood Oceanics, Inc. (a)	932	7,596
Baker Hughes, Inc.	6,979	380,425
Bristow Group, Inc. (b)	532	4,070
C&J Energy Services, Inc. (a)	800	27,416
CARBO Ceramics, Inc. (a) (b)	340	2,329
Diamond Offshore Drilling, Inc. (a) (b)	1,023	11,079
Dril-Quip, Inc. (a)	929	45,335
Ensco PLC Class A	6,337	32,699
Era Group, Inc. (a)	340	3,216
Exterran Corp. (a)	424	11,321
Forum Energy Technologies, Inc. (a)	908	14,165
Frank’s International NV	838	6,947
Geospace Technologies Corp. (a)	155	2,144
Halliburton Co.	13,925	594,737
Helix Energy Solutions Group, Inc. (a)	1,659	9,357
Helmerich & Payne, Inc.	1,528	83,031
Matrix Service Co. (a)	399	3,731
McDermott International, Inc. (a)	8,455	60,622
Nabors Industries, Ltd.	4,552	37,053
National Oilwell Varco, Inc.	6,671	219,743
Natural Gas Services Group, Inc. (a)	131	3,255
Newpark Resources, Inc. (a)	1,269	9,327
Noble Corp. PLC	3,749	13,571
Oceaneering International, Inc.	1,681	38,394
Oil States International, Inc. (a)	839	22,779
Parker Drilling Co. (a)	1,724	2,327
Patterson-UTI Energy, Inc.	3,417	68,989
PHI, Inc. NVDR (a)	205	2,001
RigNet, Inc. (a)	101	1,621
Rowan Cos. PLC Class A (a)	1,924	19,702
RPC, Inc. (b)	976	19,725
Schlumberger, Ltd.	22,905	1,508,065
SEACOR Holdings, Inc. (a)	356	12,211
SEACOR Marine Holdings, Inc. (a)	357	7,268
Superior Energy Services, Inc. (a)	2,441	25,460
Tesco Corp. (a)	5,673	25,245
TETRA Technologies, Inc. (a)	1,134	3,164
Transocean, Ltd. (a)	5,549	45,668
Unit Corp. (a)	771	14,441
US Silica Holdings, Inc.	1,521	53,980
Weatherford International PLC (a)	18,903	73,155

		3,537,020

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Colony NorthStar, Inc. Class A REIT	10,786	151,975
CoreCivic, Inc. REIT	1,746	48,154
Cousins Properties, Inc. REIT	5,714	50,226
Parkway, Inc. REIT	710	16,252
Quality Care Properties, Inc. REIT (a)	1,446	26,476
Uniti Group, Inc. REIT	2,736	68,783
Whitestone REIT	1,567	19,196

		381,062

FOOD & STAPLES RETAILING — 1.7%
Andersons, Inc.	417	14,241
Casey’s General Stores, Inc.	634	67,908
Chefs’ Warehouse, Inc. (a)	205	2,665
Costco Wholesale Corp.	7,042	1,126,227
CVS Health Corp.	16,790	1,350,923
Ingles Markets, Inc. Class A	205	6,826
Kroger Co.	15,985	372,770
Natural Grocers by Vitamin Cottage, Inc. (a)	135	1,116
Performance Food Group Co. (a)	1,200	32,880
PriceSmart, Inc.	278	24,353
Rite Aid Corp. (a)	15,020	44,309
SpartanNash Co.	501	13,006
Sprouts Farmers Market, Inc. (a)	2,347	53,206
SUPERVALU, Inc. (a)	3,093	10,176
Sysco Corp.	8,097	407,522
United Natural Foods, Inc. (a)	771	28,296
US Foods Holding Corp. (a)	2,232	60,755
Village Super Market, Inc. Class A	135	3,499
Wal-Mart Stores, Inc.	23,992	1,815,715
Walgreens Boots Alliance, Inc.	15,428	1,208,167
Weis Markets, Inc.	131	6,382
Whole Foods Market, Inc.	5,705	240,238

		6,891,180

FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	10,127	419,055
B&G Foods, Inc.	1,426	50,766
Blue Buffalo Pet Products, Inc. (a)	1,241	28,307
Bunge, Ltd.	2,289	170,759
Cal-Maine Foods, Inc. (b)	415	16,434
Calavo Growers, Inc.	324	22,372
Campbell Soup Co.	2,982	155,511
Conagra Brands, Inc.	6,840	244,598
Darling Ingredients, Inc. (a)	2,395	37,697
Dean Foods Co.	1,407	23,919
Flowers Foods, Inc.	2,628	45,491
Fresh Del Monte Produce, Inc.	509	25,913
General Mills, Inc.	9,609	532,339
Hain Celestial Group, Inc. (a)	1,526	59,239
Hershey Co.	2,306	247,595
Hormel Foods Corp.	4,460	152,131
Hostess Brands, Inc. (a)	1,300	20,930
Ingredion, Inc.	1,186	141,383
J&J Snack Foods Corp.	509	67,224
J.M. Smucker Co.	1,923	227,549
Kellogg Co.	3,952	274,506
Kraft Heinz Co.	9,886	846,637
Lamb Weston Holdings, Inc.	2,281	100,455
Lancaster Colony Corp.	571	70,016
Landec Corp. (a)	399	5,925
Limoneira Co.	101	2,387
McCormick & Co., Inc.	2,030	197,945
Mondelez International, Inc. Class A	24,234	1,046,667
Pilgrim’s Pride Corp. (a)	908	19,903

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Pinnacle Foods, Inc.	1,790	$106,326
Post Holdings, Inc. (a)	1,056	81,998
Sanderson Farms, Inc.	327	37,818
Seneca Foods Corp. Class A (a)	135	4,192
Snyder’s-Lance, Inc.	1,554	53,800
Tootsie Roll Industries, Inc. (b)	327	11,396
TreeHouse Foods, Inc. (a)	905	73,929
Tyson Foods, Inc. Class A	4,736	296,616

		5,919,728

GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,685	139,771
Chesapeake Utilities Corp.	250	18,737
National Fuel Gas Co.	1,188	66,338
New Jersey Resources Corp.	1,237	49,109
Northwest Natural Gas Co.	1,002	59,970
ONE Gas, Inc.	797	55,639
South Jersey Industries, Inc.	978	33,418
Southwest Gas Holdings, Inc.	693	50,631
Spire, Inc.	632	44,082
UGI Corp.	2,525	122,235
WGL Holdings, Inc.	771	64,324

		704,254

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abaxis, Inc.	356	18,875
Abbott Laboratories	27,479	1,335,754
ABIOMED, Inc. (a)	733	105,039
Accuray, Inc. (a)	1,136	5,396
Alere, Inc. (a)	1,276	64,042
Align Technology, Inc. (a)	1,255	188,401
Analogic Corp.	140	10,171
AngioDynamics, Inc. (a)	399	6,468
Anika Therapeutics, Inc. (a)	131	6,464
AtriCure, Inc. (a)	340	8,245
Baxter International, Inc.	8,338	504,782
Becton Dickinson and Co.	3,625	707,274
Boston Scientific Corp. (a)	22,509	623,949
C.R. Bard, Inc.	1,206	381,229
Cantel Medical Corp.	1,049	81,728
Cardiovascular Systems, Inc. (a)	340	10,958
Cerus Corp. (a)	1,003	2,518
CONMED Corp.	415	21,140
Cooper Cos., Inc.	840	201,113
Danaher Corp.	9,830	829,554
DENTSPLY SIRONA, Inc.	3,689	239,195
DexCom, Inc. (a)	1,389	101,605
Edwards Lifesciences Corp. (a)	3,461	409,229
Endologix, Inc. (a)	996	4,841
GenMark Diagnostics, Inc. (a)	307	3,632
Glaukos Corp. (a)	500	20,735
Globus Medical, Inc. Class A (a)	839	27,813
Haemonetics Corp. (a)	771	30,447
Halyard Health, Inc. (a)	752	29,539
Hill-Rom Holdings, Inc.	1,337	106,439
Hologic, Inc. (a)	4,582	207,931
ICU Medical, Inc. (a)	215	37,087
IDEXX Laboratories, Inc. (a)	1,681	271,347
Inogen, Inc. (a)	417	39,790
Insulet Corp. (a)	839	43,049
Integer Holdings Corp. (a)	417	18,035
Integra LifeSciences Holdings Corp. (a)	980	53,420
Intuitive Surgical, Inc. (a)	631	590,218
Invacare Corp.	471	6,217
LivaNova PLC (a)	800	48,968
Masimo Corp. (a)	729	66,470
Medtronic PLC	22,768	2,020,660
Meridian Bioscience, Inc.	631	9,938
Merit Medical Systems, Inc. (a)	617	23,539
Natus Medical, Inc. (a)	415	15,479
Neogen Corp. (a)	1,112	76,850
Nevro Corp. (a)	479	35,652
NuVasive, Inc. (a)	819	62,997
NxStage Medical, Inc. (a)	908	22,764
OraSure Technologies, Inc. (a)	798	13,773
Orthofix International NV (a)	284	13,200
Penumbra, Inc. (a)	418	36,679
Quidel Corp. (a)	397	10,775
ResMed, Inc.	2,166	168,666
Rockwell Medical, Inc. (a) (b)	692	5,488
RTI Surgical, Inc. (a)	872	5,101
Spectranetics Corp. (a)	634	24,346
STAAR Surgical Co. (a)	532	5,746
STERIS PLC	1,400	114,100
Stryker Corp.	5,508	764,400
Surmodics, Inc. (a)	205	5,771
Teleflex, Inc.	929	193,009
Utah Medical Products, Inc.	366	26,498
Varex Imaging Corp. (a)	647	21,869
Varian Medical Systems, Inc. (a)	1,617	166,858
West Pharmaceutical Services, Inc.	1,114	105,295
Wright Medical Group NV (a)	2,045	56,217
Zimmer Biomet Holdings, Inc.	3,323	426,673

		11,901,450

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a) (b)	1,222	60,342
Aceto Corp.	397	6,134
Aetna, Inc.	5,527	839,164
Amedisys, Inc. (a)	476	29,898
AmerisourceBergen Corp.	2,867	271,018
AMN Healthcare Services, Inc. (a)	693	27,062
Anthem, Inc.	4,287	806,513
BioScrip, Inc. (a) (b)	672	1,824
Brookdale Senior Living, Inc. (a)	2,514	36,981
Capital Senior Living Corp. (a)	397	6,038
Cardinal Health, Inc.	5,240	408,301
Centene Corp. (a)	2,751	219,750
Chemed Corp.	278	56,859
Cigna Corp.	4,173	698,518
Community Health Systems, Inc. (a)	1,741	17,340
CorVel Corp. (a)	840	39,858
DaVita, Inc. (a)	2,790	180,680
Diplomat Pharmacy, Inc. (a)	595	8,806
Ensign Group, Inc.	568	12,365
Envision Healthcare Corp. (a)	1,888	118,321
Express Scripts Holding Co. (a)	9,878	630,612
HCA Healthcare, Inc. (a)	5,025	438,180
HealthEquity, Inc. (a)	582	29,001
HealthSouth Corp.	1,367	66,163

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Henry Schein, Inc. (a)	1,341	$245,430
Humana, Inc.	2,443	587,835
Kindred Healthcare, Inc.	984	11,464
Laboratory Corp. of America Holdings (a)	1,666	256,797
Landauer, Inc.	131	6,851
LHC Group, Inc. (a)	131	8,894
LifePoint Health, Inc. (a)	693	46,535
Magellan Health, Inc. (a)	415	30,254
McKesson Corp.	3,640	598,926
MEDNAX, Inc. (a)	1,526	92,125
Molina Healthcare, Inc. (a)	706	48,841
National HealthCare Corp.	131	9,188
Owens & Minor, Inc.	976	31,417
Patterson Cos., Inc.	1,337	62,772
PharMerica Corp. (a)	397	10,421
Premier, Inc. Class A (a)	515	18,540
Providence Service Corp. (a)	840	42,512
Quest Diagnostics, Inc.	2,437	270,897
Select Medical Holdings Corp. (a)	2,162	33,187
Teladoc, Inc. (a)	900	31,230
Tenet Healthcare Corp. (a)	1,528	29,552
Tivity Health, Inc. (a)	391	15,581
Triple-S Management Corp. Class B (a)	399	6,747
UnitedHealth Group, Inc.	15,744	2,919,253
Universal Health Services, Inc. Class B	1,389	169,569
US Physical Therapy, Inc.	131	7,912
VCA, Inc. (a)	1,341	123,788
WellCare Health Plans, Inc. (a)	703	126,231

		10,852,477

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	2,712	34,605
athenahealth, Inc. (a)	680	95,574
Cerner Corp. (a)	4,604	306,028
Computer Programs & Systems, Inc. (b)	131	4,297
HealthStream, Inc. (a)	340	8,949
HMS Holdings Corp. (a)	1,338	24,753
Inovalon Holdings, Inc. Class A (a) (b)	1,671	21,974
Medidata Solutions, Inc. (a)	910	71,162
Omnicell, Inc. (a)	556	23,963
Quality Systems, Inc. (a)	606	10,429
Veeva Systems, Inc. Class A (a)	1,773	108,703
Vocera Communications, Inc. (a)	340	8,983

		719,420

HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	3,969	162,650
Belmond, Ltd. Class A (a)	1,475	19,618
Biglari Holdings, Inc. (a)	60	23,984
BJ’s Restaurants, Inc. (a)	417	15,533
Bloomin’ Brands, Inc.	1,983	42,099
Bob Evans Farms, Inc.	413	29,666
Boyd Gaming Corp.	912	22,627
Brinker International, Inc.	1,141	43,472
Buffalo Wild Wings, Inc. (a)	278	35,223
Caesars Entertainment Corp. (a) (b)	532	6,384
Carnival Corp.	6,798	445,745
Cheesecake Factory, Inc.	823	41,397
Chipotle Mexican Grill, Inc. (a)	493	205,137
Choice Hotels International, Inc.	415	26,664
Churchill Downs, Inc.	215	39,410
Chuy’s Holdings, Inc. (a)	266	6,224
ClubCorp Holdings, Inc.	692	9,065
Cracker Barrel Old Country Store, Inc. (b)	358	59,876
Darden Restaurants, Inc.	2,017	182,417
Dave & Buster’s Entertainment, Inc. (a)	1,164	77,418
Del Frisco’s Restaurant Group, Inc. (a)	101	1,626
Denny’s Corp. (a)	1,472	17,325
DineEquity, Inc.	278	12,246
Domino’s Pizza, Inc.	912	192,915
Dunkin’ Brands Group, Inc.	1,681	92,657
Extended Stay America, Inc.	2,666	51,614
Fiesta Restaurant Group, Inc. (a)	340	7,021
Hilton Grand Vacations, Inc. (a)	813	29,317
Hilton Worldwide Holdings, Inc.	3,212	198,662
Hyatt Hotels Corp. Class A (a)	366	20,573
ILG, Inc.	1,679	46,156
International Game Technology PLC	1,438	26,315
International Speedway Corp. Class A	415	15,583
Jack in the Box, Inc.	617	60,775
La Quinta Holdings, Inc. (a)	1,481	21,874
Las Vegas Sands Corp.	6,028	385,129
Marcus Corp.	266	8,033
Marriott International, Inc. Class A	5,276	529,236
Marriott Vacations Worldwide Corp.	413	48,631
McDonald’s Corp.	13,616	2,085,427
MGM Resorts International	8,334	260,771
Norwegian Cruise Line Holdings, Ltd. (a)	2,605	141,425
Panera Bread Co. Class A (a)	452	142,217
Papa John’s International, Inc.	415	29,780
Penn National Gaming, Inc. (a)	1,067	22,834
Pinnacle Entertainment, Inc. (a)	853	16,855
Planet Fitness, Inc. Class A	1,400	32,676
Red Robin Gourmet Burgers, Inc. (a)	220	14,355
Red Rock Resorts, Inc. Class A	1,100	25,905
Royal Caribbean Cruises, Ltd.	2,823	308,356
Ruby Tuesday, Inc. (a)	868	1,745
Ruth’s Hospitality Group, Inc.	532	11,571
Scientific Games Corp. Class A (a)	670	17,487
SeaWorld Entertainment, Inc.	1,049	17,067
Six Flags Entertainment Corp.	976	58,179
Sonic Corp.	912	24,159
Speedway Motorsports, Inc.	101	1,845
Starbucks Corp.	23,627	1,377,690
Texas Roadhouse, Inc.	908	46,263
Vail Resorts, Inc.	656	133,056
Wendy’s Co.	2,926	45,382
Wyndham Worldwide Corp.	1,720	172,705
Wynn Resorts, Ltd.	1,246	167,114
Yum China Holdings, Inc. (a)	6,270	247,226
Yum! Brands, Inc.	6,270	462,475
Zoe’s Kitchen, Inc. (a) (b)	290	3,454

		9,128,316

HOUSEHOLD DURABLES — 0.6%
Beazer Homes USA, Inc. (a)	399	5,474
CalAtlantic Group, Inc.	1,146	40,511

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Cavco Industries, Inc. (a)	141	$18,281
CSS Industries, Inc.	135	3,532
D.R. Horton, Inc.	5,556	192,071
Ethan Allen Interiors, Inc.	417	13,469
Garmin, Ltd.	1,895	96,702
GoPro, Inc. Class A (a) (b)	1,454	11,821
Helen of Troy, Ltd. (a)	493	46,391
Hovnanian Enterprises, Inc. Class A (a)	1,286	3,601
Installed Building Products, Inc. (a)	400	21,180
iRobot Corp. (a)	415	34,918
KB Home	703	16,851
La-Z-Boy, Inc.	839	27,267
Leggett & Platt, Inc.	2,197	115,408
Lennar Corp. Class A	2,974	158,574
Libbey, Inc.	340	2,740
M/I Homes, Inc. (a)	399	11,391
MDC Holdings, Inc.	665	23,494
Meritage Homes Corp. (a)	463	19,539
Mohawk Industries, Inc. (a)	958	231,539
NACCO Industries, Inc. Class A	118	8,360
Newell Brands, Inc.	8,348	447,620
NVR, Inc. (a)	60	144,637
PulteGroup, Inc.	5,931	145,487
Taylor Morrison Home Corp. Class A (a)	471	11,309
Tempur Sealy International, Inc. (a)	908	48,478
Toll Brothers, Inc.	2,958	116,871
TopBuild Corp. (a)	607	32,213
TRI Pointe Group, Inc. (a)	1,973	26,024
Tupperware Brands Corp.	839	58,923
Universal Electronics, Inc. (a)	215	14,373
Whirlpool Corp.	1,251	239,717
William Lyon Homes Class A (a)	205	4,949

		2,393,715

HOUSEHOLD PRODUCTS — 1.5%
Central Garden & Pet Co. Class A (a)	617	18,522
Church & Dwight Co., Inc.	4,240	219,971
Clorox Co.	2,021	269,278
Colgate-Palmolive Co.	14,550	1,078,592
Energizer Holdings, Inc.	1,046	50,229
HRG Group, Inc. (a)	2,362	41,831
Kimberly-Clark Corp.	5,748	742,124
Procter & Gamble Co.	42,323	3,688,450
Spectrum Brands Holdings, Inc.	356	44,514
WD-40 Co.	215	23,725

		6,177,236

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	13,668	151,851
Atlantic Power Corp. (a)	1,724	4,138
Calpine Corp. (a)	5,948	80,476
Dynegy, Inc. (a)	2,253	18,632
NRG Energy, Inc.	4,910	84,550
NRG Yield, Inc. Class A	525	8,957
NRG Yield, Inc. Class C	1,523	26,805
Ormat Technologies, Inc.	556	32,626
Pattern Energy Group, Inc.	634	15,115
TerraForm Power, Inc. Class A (a)	1,061	12,732
Vistra Energy Corp.	4,000	67,160

		503,042

INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	9,591	1,996,750
Carlisle Cos., Inc.	976	93,110
General Electric Co.	143,633	3,879,527
Honeywell International, Inc.	12,423	1,655,862
Raven Industries, Inc.	542	18,049
Roper Technologies, Inc.	1,662	384,803

		8,028,101

INSURANCE — 3.0%
Aflac, Inc.	6,542	508,183
Alleghany Corp. (a)	278	165,354
Allied World Assurance Co. Holdings AG	1,681	88,925
Allstate Corp.	5,977	528,606
Ambac Financial Group, Inc. (a)	693	12,024
American Equity Investment Life Holding Co.	976	25,649
American Financial Group, Inc.	1,186	117,853
American International Group, Inc.	15,172	948,553
American National Insurance Co.	141	16,425
AMERISAFE, Inc.	278	15,832
AmTrust Financial Services, Inc.	1,203	18,213
Aon PLC	4,417	587,240
Arch Capital Group, Ltd. (a)	2,021	188,539
Argo Group International Holdings, Ltd.	502	30,421
Arthur J Gallagher & Co.	2,889	165,395
Aspen Insurance Holdings, Ltd.	976	48,654
Assurant, Inc.	1,138	117,999
Assured Guaranty, Ltd.	1,989	83,021
Athene Holding, Ltd. Class A (a)	700	34,727
Axis Capital Holdings, Ltd.	1,804	116,647
Baldwin & Lyons, Inc. Class B	131	3,210
Brown & Brown, Inc.	1,804	77,698
Chubb, Ltd.	7,531	1,094,857
Cincinnati Financial Corp.	2,477	179,459
Citizens, Inc. (a) (b)	582	4,295
CNA Financial Corp.	417	20,329
CNO Financial Group, Inc.	3,414	71,284
eHealth, Inc. (a)	206	3,873
Employers Holdings, Inc.	493	20,854
Enstar Group, Ltd. (a)	137	27,215
Erie Indemnity Co. Class A	417	52,154
Everest Re Group, Ltd.	797	202,908
FBL Financial Group, Inc. Class A	135	8,303
First American Financial Corp.	1,681	75,124
FNF Group	4,228	189,541
Genworth Financial, Inc. Class A (a)	7,565	28,520
Global Indemnity, Ltd. (a)	131	5,079
Greenlight Capital Re, Ltd. Class A (a)	397	8,297
Hanover Insurance Group, Inc.	637	56,457
Hartford Financial Services Group, Inc.	5,977	314,211
HCI Group, Inc.	131	6,154
Horace Mann Educators Corp.	634	23,965
Infinity Property & Casualty Corp.	137	12,878
Kemper Corp.	693	26,750
Lincoln National Corp.	4,142	279,916

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Loews Corp.	5,000	$234,050
Maiden Holdings, Ltd.	721	8,003
Markel Corp. (a)	215	209,810
Marsh & McLennan Cos., Inc.	8,502	662,816
MBIA, Inc. (a)	2,205	20,793
Mercury General Corp.	417	22,518
MetLife, Inc.	14,809	813,607
National General Holdings Corp.	582	12,280
National Western Life Group, Inc. Class A	78	24,930
Navigators Group, Inc.	274	15,043
Old Republic International Corp.	4,008	78,276
OneBeacon Insurance Group, Ltd. Class A	340	6,198
Primerica, Inc.	912	69,084
Principal Financial Group, Inc.	4,355	279,025
ProAssurance Corp.	951	57,821
Progressive Corp.	9,280	409,155
Prudential Financial, Inc.	7,234	782,285
Reinsurance Group of America, Inc.	1,096	140,715
RenaissanceRe Holdings, Ltd.	828	115,133
RLI Corp.	629	34,356
Safety Insurance Group, Inc.	215	14,685
Selective Insurance Group, Inc.	839	41,992
State Auto Financial Corp.	205	5,275
Stewart Information Services Corp.	330	14,975
Third Point Reinsurance, Ltd. (a)	872	12,121
Torchmark Corp.	2,108	161,262
Travelers Cos., Inc.	4,735	599,120
United Fire Group, Inc.	356	15,685
Universal Insurance Holdings, Inc.	397	10,004
Unum Group	4,096	190,997
Validus Holdings, Ltd.	1,615	83,932
White Mountains Insurance Group, Ltd.	95	82,520
Willis Towers Watson PLC	2,100	305,466
WR Berkley Corp.	1,698	117,451
XL Group, Ltd.	5,010	219,438

		12,482,412

INTERNET & CATALOG RETAIL — 2.4%
Amazon.com, Inc. (a)	6,571	6,360,728
Etsy, Inc. (a)	1,900	28,500
Expedia, Inc.	1,941	289,112
FTD Cos., Inc. (a)	297	5,940
Groupon, Inc. (a)	6,429	24,687
HSN, Inc.	557	17,768
Lands’ End, Inc. (a) (b)	222	3,308
Liberty Expedia Holdings, Inc. Class A (a)	975	52,670
Liberty Interactive Corp. QVC Group Class A (a)	8,454	207,461
Liberty TripAdvisor Holdings, Inc. Class A (a)	1,341	15,556
Liberty Ventures Series A (a)	1,514	79,167
Netflix, Inc. (a)	6,750	1,008,517
Nutrisystem, Inc.	388	20,195
Overstock.com, Inc. (a)	101	1,646
PetMed Express, Inc.	340	13,804
Priceline Group, Inc. (a)	827	1,546,920
Shutterfly, Inc. (a)	634	30,115
Travelport Worldwide, Ltd.	1,589	21,865
TripAdvisor, Inc. (a)	2,014	76,935
Wayfair, Inc. Class A (a)	584	44,898

		9,849,792

INTERNET SOFTWARE & SERVICES — 4.2%
2U, Inc. (a)	427	20,035
Actua Corp. (a)	1,376	19,333
Akamai Technologies, Inc. (a)	2,658	132,395
Alphabet, Inc. Class A (a)	4,867	4,524,753
Alphabet, Inc. Class C (a)	4,984	4,529,110
Angie’s List, Inc. (a)	1,199	15,335
Bankrate, Inc. (a)	663	8,520
Bazaarvoice, Inc. (a)	513	2,539
Benefitfocus, Inc. (a) (b)	419	15,231
Blucora, Inc. (a)	606	12,847
Box, Inc. Class A (a)	1,300	23,712
Brightcove, Inc. (a)	307	1,904
Cars.com, Inc. (a)	1,174	31,264
ChannelAdvisor Corp. (a)	1,049	12,116
Cimpress NV (a) (b)	493	46,603
CommerceHub, Inc. Series A (a)	256	4,460
CommerceHub, Inc. Series C (a)	508	8,860
Cornerstone OnDemand, Inc. (a)	1,123	40,147
CoStar Group, Inc. (a)	557	146,825
DHI Group, Inc. (a)	606	1,727
eBay, Inc. (a)	17,346	605,722
Endurance International Group Holdings, Inc. (a)	828	6,914
Envestnet, Inc. (a)	706	27,958
Facebook, Inc. Class A (a)	38,348	5,789,781
Five9, Inc. (a)	900	19,368
GoDaddy, Inc. Class A (a)	1,014	43,014
Gogo, Inc. (a) (b)	872	10,054
GrubHub, Inc. (a)	1,155	50,358
IAC/InterActiveCorp (a)	1,192	123,062
j2 Global, Inc.	693	58,967
Limelight Networks, Inc. (a)	6,470	18,698
Liquidity Services, Inc. (a)	309	1,962
LivePerson, Inc. (a)	775	8,525
LogMeIn, Inc.	821	85,795
New Relic, Inc. (a)	500	21,505
NIC, Inc.	976	18,495
Pandora Media, Inc. (a) (b)	3,182	28,384
Q2 Holdings, Inc. (a)	500	18,475
QuinStreet, Inc. (a)	8,735	36,425
Quotient Technology, Inc. (a)	1,523	17,515
Shutterstock, Inc. (a)	426	18,778
SPS Commerce, Inc. (a)	607	38,702
Stamps.com, Inc. (a)	215	33,298
TechTarget, Inc. (a)	1,938	20,097
TrueCar, Inc. (a)	1,000	19,930
Twilio, Inc. Class A (a)	1,000	29,110
Twitter, Inc. (a)	10,236	182,917
VeriSign, Inc. (a)	1,572	146,133
Web.com Group, Inc. (a)	617	15,610
WebMD Health Corp. (a)	768	45,043
XO Group, Inc. (a)	399	7,030
Yelp, Inc. (a)	1,263	37,915
Zillow Group, Inc. Class A (a)	680	33,211

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Zillow Group, Inc. Class C (a)	1,931	$94,638

		17,311,105

IT SERVICES — 3.7%
Accenture PLC Class A	10,180	1,259,062
Acxiom Corp. (a)	1,188	30,864
Alliance Data Systems Corp.	769	197,395
Amdocs, Ltd.	2,521	162,504
Automatic Data Processing, Inc.	7,485	766,913
Black Knight Financial Services, Inc. Class A (a)	556	22,768
Blackhawk Network Holdings, Inc. (a)	868	37,845
Booz Allen Hamilton Holding Corp.	1,886	61,370
Broadridge Financial Solutions, Inc.	1,834	138,577
CACI International, Inc. Class A (a)	356	44,518
Cardtronics PLC Class A (a)	693	22,772
Cass Information Systems, Inc.	131	8,599
Cognizant Technology Solutions Corp. Class A	9,651	640,826
Conduent, Inc. (a)	3,773	60,142
Convergys Corp.	1,610	38,286
CoreLogic, Inc. (a)	1,475	63,986
CSG Systems International, Inc.	493	20,006
CSRA, Inc.	2,334	74,104
DST Systems, Inc.	1,264	77,989
DXC Technology Co.	4,651	356,825
EPAM Systems, Inc. (a)	782	65,758
Euronet Worldwide, Inc. (a)	771	67,362
EVERTEC, Inc.	976	16,885
ExlService Holdings, Inc. (a)	493	27,401
Fidelity National Information Services, Inc.	5,277	450,656
First Data Corp. Class A (a)	6,035	109,837
Fiserv, Inc. (a)	3,726	455,839
FleetCor Technologies, Inc. (a)	1,390	200,452
Forrester Research, Inc.	205	8,026
Gartner, Inc. (a)	1,579	195,022
Genpact, Ltd.	2,574	71,634
Global Payments, Inc.	2,748	248,199
International Business Machines Corp.	14,155	2,177,464
Jack Henry & Associates, Inc.	1,318	136,901
Leidos Holdings, Inc.	2,473	127,829
ManTech International Corp. Class A	417	17,255
Mastercard, Inc. Class A	15,482	1,880,289
MAXIMUS, Inc.	1,049	65,699
MoneyGram International, Inc. (a)	260	4,485
NeuStar, Inc. Class A (a)	976	32,550
Paychex, Inc.	5,304	302,010
PayPal Holdings, Inc. (a)	19,313	1,036,529
Perficient, Inc. (a)	471	8,779
Sabre Corp.	3,379	73,561
Science Applications International Corp.	639	44,359
ServiceSource International, Inc. (a)	868	3,368
Square, Inc. Class A (a)	3,600	84,456
Sykes Enterprises, Inc. (a)	634	21,258
Syntel, Inc.	424	7,191
TeleTech Holdings, Inc.	340	13,872
Teradata Corp. (a)	2,537	74,816
Total System Services, Inc.	2,990	174,167
Unisys Corp. (a)	652	8,346
Vantiv, Inc. Class A (a)	2,682	169,878
Virtusa Corp. (a)	364	10,702
Visa, Inc. Class A	30,395	2,850,443
Western Union Co.	8,603	163,887
WEX, Inc. (a)	634	66,107

		15,558,623

LEISURE EQUIPMENT & PRODUCTS — 0.1%
American Outdoor Brands Corp. (a)	976	21,628
Brunswick Corp.	1,430	89,704
Callaway Golf Co.	1,114	14,237
Hasbro, Inc.	1,757	195,923
Mattel, Inc.	5,333	114,819
Nautilus, Inc. (a)	471	9,020
Polaris Industries, Inc. (b)	976	90,016
Sturm Ruger & Co., Inc.	278	17,278
Vista Outdoor, Inc. (a)	978	22,015

		574,640

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	5,384	319,325
Albany Molecular Research, Inc. (a)	340	7,378
Bio-Rad Laboratories, Inc. Class A (a)	356	80,566
Bio-Techne Corp.	571	67,093
Bruker Corp.	1,663	47,961
Cambrex Corp. (a)	415	24,796
Charles River Laboratories International, Inc. (a)	777	78,594
Fluidigm Corp. (a)	399	1,612
Illumina, Inc. (a)	2,389	414,539
INC Research Holdings, Inc. Class A (a)	928	54,288
Luminex Corp.	568	11,996
Mettler-Toledo International, Inc. (a)	395	232,473
PAREXEL International Corp. (a)	912	79,262
Patheon NV (a)	600	20,928
PerkinElmer, Inc.	1,709	116,451
PRA Health Sciences, Inc. (a)	584	43,806
QIAGEN NV (a)	3,416	114,539
Quintiles IMS Holdings, Inc. (a)	1,983	177,479
Thermo Fisher Scientific, Inc.	6,366	1,110,676
VWR Corp. (a)	1,424	47,006
Waters Corp. (a)	1,342	246,713

		3,297,481

MACHINERY — 2.0%
Actuant Corp. Class A	1,114	27,404
AGCO Corp.	1,519	102,365
Alamo Group, Inc.	135	12,259
Albany International Corp. Class A	415	22,161
Allison Transmission Holdings, Inc.	2,808	105,328
Altra Industrial Motion Corp.	415	16,517
American Railcar Industries, Inc. (b)	131	5,017
Astec Industries, Inc.	356	19,762
Barnes Group, Inc.	839	49,107
Briggs & Stratton Corp.	693	16,701
Caterpillar, Inc.	9,333	1,002,924
Chart Industries, Inc. (a)	560	19,449
CIRCOR International, Inc.	278	16,508
Colfax Corp. (a)	1,686	66,378
Columbus McKinnon Corp.	266	6,762
Crane Co.	739	58,662

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Cummins, Inc.	2,579	$418,365
Deere & Co.	5,131	634,140
Donaldson Co., Inc.	2,253	102,602
Douglas Dynamics, Inc.	340	11,186
Dover Corp.	2,686	215,471
EnPro Industries, Inc.	797	56,882
ESCO Technologies, Inc.	417	24,874
Federal Signal Corp.	999	17,343
Flowserve Corp.	2,250	104,468
Fortive Corp.	4,914	311,302
Franklin Electric Co., Inc.	693	28,690
FreightCar America, Inc.	101	1,756
Gorman-Rupp Co.	265	6,750
Graco, Inc.	977	106,767
Graham Corp.	101	1,986
Greenbrier Cos., Inc.	417	19,286
Harsco Corp. (a)	1,128	18,161
Hillenbrand, Inc.	839	30,288
Hurco Cos., Inc.	135	4,691
Hyster-Yale Materials Handling, Inc.	149	10,467
IDEX Corp.	1,298	146,687
Illinois Tool Works, Inc.	5,025	719,831
Ingersoll-Rand PLC	4,462	407,782
ITT, Inc.	1,387	55,730
John Bean Technologies Corp.	461	45,178
Kadant, Inc.	131	9,851
Kennametal, Inc.	1,186	44,380
Lincoln Electric Holdings, Inc.	1,293	119,072
Lindsay Corp.	215	19,189
Lydall, Inc. (a)	278	14,373
Manitowoc Co., Inc. (a)	2,018	12,128
Meritor, Inc. (a)	1,526	25,347
Middleby Corp. (a)	979	118,958
Mueller Industries, Inc.	911	27,740
Mueller Water Products, Inc. Class A	2,385	27,857
Navistar International Corp. (a)	861	22,584
Nordson Corp.	976	118,408
Oshkosh Corp.	1,388	95,605
PACCAR, Inc.	5,543	366,060
Parker-Hannifin Corp.	2,290	365,988
Pentair PLC	3,091	205,675
Proto Labs, Inc. (a)	278	18,696
RBC Bearings, Inc. (a)	356	36,227
Rexnord Corp. (a)	1,191	27,691
Snap-on, Inc.	912	144,096
SPX Corp. (a)	731	18,392
SPX FLOW, Inc. (a)	731	26,959
Standex International Corp.	215	19,501
Stanley Black & Decker, Inc.	2,522	354,921
Sun Hydraulics Corp.	356	15,191
Tennant Co.	278	20,516
Terex Corp.	1,685	63,188
Timken Co.	1,113	51,476
Titan International, Inc.	798	9,584
Toro Co.	1,835	127,147
TriMas Corp. (a)	842	17,556
Trinity Industries, Inc.	2,443	68,477
Wabash National Corp.	1,049	23,057
WABCO Holdings, Inc. (a)	888	113,229
Wabtec Corp.	1,475	134,962
Watts Water Technologies, Inc. Class A	410	25,912
Welbilt, Inc. (a)	2,018	38,039
Woodward, Inc.	1,049	70,891
Xylem, Inc.	2,845	157,698

		8,224,608

MARINE — 0.0% (d)
Kirby Corp. (a)	912	60,967
Matson, Inc.	617	18,535

		79,502

MEDIA — 2.9%
AMC Entertainment Holdings, Inc. Class A	352	8,008
AMC Networks, Inc. Class A (a)	914	48,817
Cable One, Inc.	78	55,450
CBS Corp. Class B	5,870	374,389
Central European Media Enterprises, Ltd. Class A (a)	1,136	4,544
Charter Communications, Inc. Class A (a)	3,240	1,091,394
Cinemark Holdings, Inc.	1,746	67,832
Clear Channel Outdoor Holdings, Inc. Class A	456	2,212
Comcast Corp. Class A	77,512	3,016,767
Discovery Communications, Inc. Class A (a)	2,485	64,188
Discovery Communications, Inc. Class C (a)	4,628	116,672
DISH Network Corp. Class A (a)	3,481	218,468
Entercom Communications Corp. Class A	399	4,130
Entravision Communications Corp. Class A	798	5,267
Eros International PLC (a)	665	7,614
EW Scripps Co. Class A (a)	840	14,960
Gannett Co., Inc.	1,757	15,321
Global Eagle Entertainment, Inc. (a)	1,844	6,565
Gray Television, Inc. (a)	737	10,097
IMAX Corp. (a)	1,008	22,176
Interpublic Group of Cos., Inc.	6,584	161,966
John Wiley & Sons, Inc. Class A	693	36,556
Liberty Broadband Corp. Class A (a)	379	32,514
Liberty Broadband Corp. Class C (a)	1,704	147,822
Liberty Media Corp.-Liberty Braves Class A (a)	144	3,440
Liberty Media Corp.-Liberty Braves Class C (a)	503	12,057
Liberty Media Corp.-Liberty Formula One Class C (a)	1,752	64,158
Liberty Media Corp.-Liberty Formula One Class A (a)	365	12,786
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,551	65,111
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,019	125,892
Lions Gate Entertainment Corp. Class A	625	17,637
Lions Gate Entertainment Corp. Class B (a)	1,827	48,014

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Live Nation Entertainment, Inc. (a)	2,120	$73,882
Loral Space & Communications, Inc. (a)	205	8,518
Madison Square Garden Co. Class A (a)	309	60,842
MDC Partners, Inc. Class A	529	5,237
Meredith Corp.	556	33,054
MSG Networks, Inc. Class A (a)	914	20,519
National CineMedia, Inc.	912	6,767
New Media Investment Group, Inc.	740	9,975
New York Times Co. Class A	1,887	33,400
News Corp. Class A	7,624	104,449
News Corp. Class B	1,879	26,588
Nexstar Media Group, Inc. Class A	575	34,385
Omnicom Group, Inc.	4,143	343,455
Regal Entertainment Group Class A	1,251	25,595
Scholastic Corp.	417	18,177
Scripps Networks Interactive, Inc. Class A	1,700	116,127
Sinclair Broadcast Group, Inc. Class A	1,049	34,512
Sirius XM Holdings, Inc. (b)	24,249	132,642
TEGNA, Inc.	3,523	50,766
Time Warner, Inc.	13,060	1,311,355
Time, Inc.	1,746	25,055
Tribune Media Co. Class A	1,297	52,879
Twenty-First Century Fox, Inc. Class A	17,970	509,270
Twenty-First Century Fox, Inc. Class B	7,489	208,718
Viacom, Inc. Class B	5,457	183,191
Walt Disney Co.	25,749	2,735,831
World Wrestling Entertainment, Inc. Class A (b)	397	8,087

		12,056,100

METALS & MINING — 0.4%
AK Steel Holding Corp. (a)	5,025	33,014
Alcoa Corp.	3,032	98,995
Allegheny Technologies, Inc. (b)	1,612	27,420
Carpenter Technology Corp.	693	25,939
Century Aluminum Co. (a)	732	11,405
Cliffs Natural Resources, Inc. (a)	2,384	16,497
Coeur Mining, Inc. (a)	2,866	24,590
Commercial Metals Co.	1,802	35,013
Compass Minerals International, Inc.	493	32,193
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	929	—
Freeport-McMoRan, Inc. (a)	23,812	285,982
Haynes International, Inc.	131	4,757
Hecla Mining Co.	5,093	25,974
Kaiser Aluminum Corp.	278	24,609
Materion Corp.	333	12,454
Newmont Mining Corp.	8,818	285,615
Nucor Corp.	4,902	283,679
Reliance Steel & Aluminum Co.	1,203	87,590
Royal Gold, Inc.	977	76,372
Schnitzer Steel Industries, Inc. Class A	410	10,332
Southern Copper Corp.	2,440	84,497
Steel Dynamics, Inc.	3,407	122,005
SunCoke Energy, Inc. (a)	1,013	11,042
Tahoe Resources, Inc.	5,452	46,996
TimkenSteel Corp. (a)	648	9,960
United States Steel Corp.	2,205	48,819
Worthington Industries, Inc.	783	39,322

		1,765,071

MORTGAGE REAL ESTATE INVESTMENT — 0.0% (d)
AGNC Investment Corp. REIT	5,932	126,292

MULTI-UTILITIES — 0.9%
Ameren Corp.	3,736	204,247
Avista Corp.	1,326	56,302
Black Hills Corp.	813	54,853
CenterPoint Energy, Inc.	6,567	179,804
CMS Energy Corp.	4,626	213,953
Consolidated Edison, Inc.	4,969	401,595
Dominion Energy, Inc.	10,362	794,040
DTE Energy Co.	2,931	310,071
MDU Resources Group, Inc.	3,750	98,250
NiSource, Inc.	5,505	139,607
NorthWestern Corp.	912	55,650
Public Service Enterprise Group, Inc.	8,195	352,467
SCANA Corp.	2,443	163,705
Sempra Energy	4,055	457,201
Unitil Corp.	270	13,044
Vectren Corp.	1,251	73,108
WEC Energy Group, Inc.	5,140	315,493

		3,883,390

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	877	42,359
Dillard’s, Inc. Class A (b)	380	21,922
Dollar General Corp.	4,598	331,470
Dollar Tree, Inc. (a)	3,773	263,808
Fred’s, Inc. Class A (b)	532	4,910
JC Penney Co., Inc. (a) (b)	4,608	21,427
Kohl’s Corp.	3,478	134,494
Macy’s, Inc.	5,282	122,754
Nordstrom, Inc. (b)	2,213	105,848
Ollie’s Bargain Outlet Holdings, Inc. (a)	800	34,080
Sears Holdings Corp. (a) (b)	622	5,511
Target Corp.	9,057	473,591

		1,562,174

OIL, GAS & CONSUMABLE FUELS — 4.7%
Adams Resources & Energy, Inc.	35	1,438
Alon USA Energy, Inc.	340	4,529
Anadarko Petroleum Corp.	9,700	439,798
Antero Resources Corp. (a)	3,756	81,167
Apache Corp.	6,063	290,600
Arch Coal, Inc. Class A	400	27,320
Bill Barrett Corp. (a)	737	2,263
Cabot Oil & Gas Corp.	7,390	185,341
California Resources Corp. (a) (b)	567	4,848
Callon Petroleum Co. (a)	4,630	49,124
Carrizo Oil & Gas, Inc. (a)	918	15,992
Centennial Resource Development, Inc. Class A (a)	1,800	28,476
Cheniere Energy, Inc. (a)	3,703	180,373
Chesapeake Energy Corp. (a) (b)	14,876	73,934
Chevron Corp.	31,074	3,241,950
Cimarex Energy Co.	1,633	153,518
Clean Energy Fuels Corp. (a)	1,003	2,548
Concho Resources, Inc. (a)	2,420	294,103

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
ConocoPhillips	20,121	$884,519
CONSOL Energy, Inc. (a)	3,504	52,350
Continental Resources, Inc. (a)	1,542	49,853
CVR Energy, Inc. (b)	205	4,461
Delek US Holdings, Inc.	908	24,008
Denbury Resources, Inc. (a)	5,690	8,706
Devon Energy Corp.	8,428	269,443
DHT Holdings, Inc.	1,374	5,702
Diamondback Energy, Inc. (a)	1,750	155,417
Energen Corp. (a)	1,658	81,855
EOG Resources, Inc.	9,528	862,475
EP Energy Corp. Class A (a) (b)	890	3,257
EQT Corp.	2,828	165,692
Extraction Oil & Gas, Inc. (a)	2,000	26,900
Exxon Mobil Corp.	69,727	5,629,061
GasLog, Ltd.	399	6,085
Golar LNG, Ltd.	1,339	29,793
Green Plains, Inc.	399	8,199
Gulfport Energy Corp. (a)	3,538	52,185
Hess Corp.	4,416	193,730
HollyFrontier Corp.	3,153	86,613
Kinder Morgan, Inc.	31,246	598,673
Kosmos Energy, Ltd. (a)	4,102	26,294
Laredo Petroleum, Inc. (a)	2,396	25,206
Marathon Oil Corp.	13,723	162,618
Marathon Petroleum Corp.	8,401	439,624
Matador Resources Co. (a)	1,637	34,983
Murphy Oil Corp.	2,936	75,250
Newfield Exploration Co. (a)	3,233	92,011
Noble Energy, Inc.	7,883	223,089
Nordic American Tankers, Ltd. (b)	996	6,315
Oasis Petroleum, Inc. (a)	3,439	27,684
Occidental Petroleum Corp.	12,320	737,598
ONEOK, Inc.	3,532	184,229
Panhandle Oil and Gas, Inc. Class A	907	20,952
Parsley Energy, Inc. Class A (a)	3,691	102,425
PBF Energy, Inc. Class A	1,475	32,833
PDC Energy, Inc. (a)	1,227	52,896
Peabody Energy Corp. (a)	800	19,560
Phillips 66	7,277	601,735
Pioneer Natural Resources Co.	2,706	431,823
QEP Resources, Inc. (a)	3,663	36,996
Range Resources Corp.	3,420	79,241
Renewable Energy Group, Inc. (a)	340	4,403
REX American Resources Corp. (a)	135	13,036
Rice Energy, Inc. (a)	3,222	85,802
RSP Permian, Inc. (a)	2,156	69,574
Sanchez Energy Corp. (a) (b)	827	5,938
Scorpio Tankers, Inc.	3,482	13,824
SemGroup Corp. Class A	1,107	29,889
Ship Finance International, Ltd. (b)	771	10,486
SM Energy Co.	1,784	29,489
Southwestern Energy Co. (a)	8,266	50,257
SRC Energy, Inc. (a)	4,447	29,928
Targa Resources Corp.	3,250	146,900
Teekay Corp. (b)	606	4,042
Teekay Tankers, Ltd. Class A	1,459	2,743
Tesoro Corp.	2,541	237,838
Ultra Petroleum Corp. (a)	3,200	34,720
Valero Energy Corp.	7,566	510,402
Whiting Petroleum Corp. (a)	3,547	19,544
Williams Cos., Inc.	13,578	411,142
World Fuel Services Corp.	1,114	42,833
WPX Energy, Inc. (a)	5,919	57,178

		19,499,629

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	641	19,486
Clearwater Paper Corp. (a)	356	16,643
Deltic Timber Corp.	131	9,781
Domtar Corp.	1,024	39,342
KapStone Paper and Packaging Corp.	1,188	24,509
Louisiana-Pacific Corp. (a)	2,199	53,018
Neenah Paper, Inc.	215	17,254
PH Glatfelter Co.	617	12,056
Schweitzer-Mauduit International, Inc.	493	18,354

		210,443

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	7,248	135,972
Edgewell Personal Care Co. (a)	1,046	79,517
Estee Lauder Cos., Inc. Class A	3,567	342,361
Herbalife, Ltd. (a) (b)	1,323	94,370
Inter Parfums, Inc.	266	9,749
Medifast, Inc.	205	8,501
Nu Skin Enterprises, Inc. Class A	912	57,310
Revlon, Inc. Class A (a)	131	3,105
USANA Health Sciences, Inc. (a)	282	18,076

		748,961

PHARMACEUTICALS — 4.3%
Aerie Pharmaceuticals, Inc. (a)	500	26,275
Akorn, Inc. (a)	1,473	49,404
Allergan PLC	5,494	1,335,537
Bristol-Myers Squibb Co.	27,142	1,512,352
Catalent, Inc. (a)	2,205	77,396
Cempra, Inc. (a)	1,108	5,097
Depomed, Inc. (a)	912	9,795
Dermira, Inc. (a)	600	17,484
Eli Lilly & Co.	16,360	1,346,428
Endo International PLC (a)	3,592	40,123
Horizon Pharma PLC (a)	2,615	31,040
Impax Laboratories, Inc. (a)	1,049	16,889
Innoviva, Inc. (a)	1,428	18,278
Intra-Cellular Therapies, Inc. (a)	568	7,055
Johnson & Johnson	44,359	5,868,252
Lannett Co., Inc. (a) (b)	266	5,426
Mallinckrodt PLC (a)	1,801	80,703
Medicines Co. (a)	1,204	45,764
Merck & Co., Inc.	45,066	2,888,280
Mylan NV (a)	8,783	340,956
Nektar Therapeutics (a)	2,731	53,391
Omeros Corp. (a) (b)	556	11,067
Pacira Pharmaceuticals, Inc. (a)	557	26,569
Perrigo Co. PLC.	2,374	179,285
Pfizer, Inc.	97,268	3,267,232
Phibro Animal Health Corp. Class A	266	9,855
Prestige Brands Holdings, Inc. (a)	771	40,717
Revance Therapeutics, Inc. (a)	266	7,022
SciClone Pharmaceuticals, Inc. (a)	856	9,416

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	800	$34,480
Tetraphase Pharmaceuticals, Inc. (a)	318	2,267
TherapeuticsMD, Inc. (a) (b)	4,541	23,931
Theravance Biopharma, Inc. (a)	975	38,844
Zoetis, Inc.	8,040	501,535

		17,928,145

PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	737	3,022
Advisory Board Co. (a)	556	28,634
Barrett Business Services, Inc.	135	7,734
CBIZ, Inc. (a)	606	9,090
CRA International, Inc.	101	3,668
Dun & Bradstreet Corp.	632	68,351
Equifax, Inc.	1,850	254,227
Exponent, Inc.	416	24,253
FTI Consulting, Inc. (a)	634	22,165
Heidrick & Struggles International, Inc.	1,527	33,212
Huron Consulting Group, Inc. (a)	356	15,379
ICF International, Inc. (a)	278	13,094
IHS Markit, Ltd. (a)	6,400	281,856
Insperity, Inc.	356	25,276
Kelly Services, Inc. Class A	397	8,913
Kforce, Inc.	397	7,781
Korn/Ferry International	771	26,623
ManpowerGroup, Inc.	1,158	129,291
Mistras Group, Inc. (a)	205	4,504
Navigant Consulting, Inc. (a)	771	15,235
Nielsen Holdings PLC	5,760	222,681
On Assignment, Inc. (a)	693	37,526
Resources Connection, Inc.	306	4,192
Robert Half International, Inc.	2,201	105,494
RPX Corp. (a)	471	6,570
TransUnion (a)	2,056	89,045
TriNet Group, Inc. (a)	582	19,055
TrueBlue, Inc. (a)	634	16,801
Verisk Analytics, Inc. (a)	2,652	223,749
WageWorks, Inc. (a)	689	46,301

		1,753,722

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Acadia Realty Trust REIT	839	23,324
AG Mortgage Investment Trust, Inc. REIT	397	7,265
Agree Realty Corp. REIT	462	21,192
Alexander’s, Inc. REIT	78	32,874
Alexandria Real Estate Equities, Inc. REIT	1,514	182,392
Altisource Residential Corp. REIT	889	11,504
American Assets Trust, Inc. REIT	1,001	39,429
American Campus Communities, Inc. REIT	2,152	101,790
American Homes 4 Rent Class A REIT	3,678	83,012
American Tower Corp. REIT	6,991	925,049
Annaly Capital Management, Inc. REIT	16,270	196,053
Anworth Mortgage Asset Corp. REIT	2,140	12,861
Apartment Investment & Management Co. Class A REIT	2,241	96,296
Apollo Commercial Real Estate Finance, Inc. REIT	713	13,226
Apple Hospitality REIT, Inc.	2,887	54,016
Armada Hoffler Properties, Inc. REIT	503	6,514
ARMOUR Residential REIT, Inc.	720	18,000
Ashford Hospitality Prime, Inc.	1,097	11,288
Ashford Hospitality Trust, Inc. REtT	774	4,706
AvalonBay Communities, Inc. REIT	2,251	432,575
Boston Properties, Inc. REIT	2,447	301,030
Brandywine Realty Trust	2,440	42,773
Brixmor Property Group, Inc. REIT	5,047	90,240
Camden Property Trust REIT	1,323	113,130
Capstead Mortgage Corp. REIT	1,569	16,365
Care Capital Properties, Inc. REIT	1,248	33,322
CareTrust REIT, Inc.	1,909	35,393
CBL & Associates Properties, Inc. REIT (b)	2,444	20,603
Cedar Realty Trust, Inc. REIT	4,386	21,272
Chatham Lodging Trust REIT	1,666	33,470
Chesapeake Lodging Trust REIT	1,653	40,449
Chimera Investment Corp. REIT	3,171	59,076
Colony Starwood Homes	1,126	38,633
Columbia Property Trust, Inc. REIT	1,972	44,133
CoreSite Realty Corp. REIT	469	48,556
Corporate Office Properties Trust REIT	1,342	47,010
Crown Castle International Corp. REIT	6,057	606,790
CubeSmart REIT	3,435	82,577
CyrusOne, Inc. REIT	1,402	78,161
CYS Investments, Inc. REIT	2,720	22,875
DCT Industrial Trust, Inc. REIT	1,387	74,121
DDR Corp. REIT	4,971	45,087
DiamondRock Hospitality Co. REIT	3,001	32,861
Digital Realty Trust, Inc. REIT	2,887	326,087
Douglas Emmett, Inc. REIT	2,243	85,705
Duke Realty Corp. REIT	5,371	150,119
DuPont Fabros Technology, Inc. REIT	1,104	67,521
Dynex Capital, Inc. REIT	798	5,666
EastGroup Properties, Inc. REIT	415	34,777
Education Realty Trust, Inc. REIT	1,141	44,214
Empire State Realty Trust, Inc. Class A	1,799	37,365
EPR Properties REIT	918	65,977
Equinix, Inc. REIT	1,267	543,746
Equity Commonwealth REIT (a)	1,804	57,006
Equity LifeStyle Properties, Inc. REIT	1,338	115,523
Equity Residential REIT	5,981	393,729
Essex Property Trust, Inc. REIT	1,101	283,254
Extra Space Storage, Inc. REIT	1,987	154,986
Federal Realty Investment Trust REIT	1,115	140,925
FelCor Lodging Trust, Inc.	1,969	14,196
First Industrial Realty Trust, Inc. REIT	1,681	48,110
First Potomac Realty Trust	3,204	35,596
Forest City Realty Trust, Inc. Class A	3,512	84,885
Four Corners Property Trust, Inc. REIT	2,570	64,533
Franklin Street Properties Corp. REIT	3,152	34,924
Gaming and Leisure Properties, Inc. REIT	3,005	113,198
GEO Group, Inc. REIT	1,670	49,382
Getty Realty Corp. REIT	783	19,653
GGP, Inc. REIT	10,146	239,040
Gladstone Commercial Corp.	447	9,740
Global Net Lease, Inc. REIT	2,569	57,135

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Government Properties Income Trust REIT	1,426	$26,110
Gramercy Property Trust REIT	2,589	76,919
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,241	28,382
HCP, Inc. REIT	7,234	231,199
Healthcare Realty Trust, Inc. REIT	1,775	60,616
Healthcare Trust of America, Inc. Class A	3,199	99,521
Hersha Hospitality Trust REIT	770	14,253
Highwoods Properties, Inc. REIT	1,618	82,049
Hospitality Properties Trust REIT	2,568	74,857
Host Hotels & Resorts, Inc. REIT	11,446	209,118
Hudson Pacific Properties, Inc. REIT	2,540	86,843
InfraREIT, Inc. (a)	272	5,209
Invesco Mortgage Capital, Inc. REIT	2,103	35,141
Investors Real Estate Trust	4,558	28,305
Invitation Homes, Inc. REIT	1,400	30,282
Iron Mountain, Inc. REIT	4,177	143,522
iStar, Inc. (a)	1,339	16,122
Kilroy Realty Corp. REIT	1,414	106,262
Kimco Realty Corp. REIT	6,254	114,761
Kite Realty Group Trust REIT	1,613	30,534
Ladder Capital Corp. REIT	611	8,193
Lamar Advertising Co. Class A, REIT	1,202	88,431
LaSalle Hotel Properties REIT	1,837	54,743
Lexington Realty Trust REIT	3,188	31,593
Liberty Property Trust REIT	2,199	89,521
Life Storage, Inc. REIT	706	52,315
LTC Properties, Inc. REIT	556	28,573
Macerich Co. REIT	2,381	138,241
Mack-Cali Realty Corp. REIT	1,389	37,697
Medical Properties Trust, Inc. REIT	7,834	100,824
MFA Financial, Inc. REIT	5,593	46,925
Mid-America Apartment Communities, Inc. REIT	1,772	186,733
Monmouth Real Estate Investment Corp.	1,615	24,306
Monogram Residential Trust, Inc.	2,584	25,091
MTGE Investment Corp. REIT	912	17,146
National Health Investors, Inc. REIT	558	44,194
National Retail Properties, Inc. REIT	2,078	81,250
New Residential Investment Corp. REIT	5,085	79,123
New Senior Investment Group, Inc. REIT	964	9,688
New York Mortgage Trust, Inc. REIT	929	5,778
NorthStar Realty Europe Corp. REIT	846	10,727
Omega Healthcare Investors, Inc. REIT	2,807	92,687
One Liberty Properties, Inc.	1,619	37,933
Outfront Media, Inc. REIT	2,207	51,026
Paramount Group, Inc. REIT	2,385	38,160
Park Hotels & Resorts, Inc. REIT	1,763	47,530
Pebblebrook Hotel Trust	908	29,274
Pennsylvania Real Estate Investment Trust	1,067	12,078
PennyMac Mortgage Investment Trust REIT	1,341	24,527
Physicians Realty Trust REIT	3,114	62,716
Piedmont Office Realty Trust, Inc. Class A REIT	2,574	54,260
Potlatch Corp. REIT	634	28,974
Prologis, Inc. REIT	8,637	506,474
PS Business Parks, Inc. REIT	417	55,207
Public Storage REIT	2,384	497,135
QTS Realty Trust, Inc. Class A, REIT	741	38,777
RAIT Financial Trust	3,253	7,124
Ramco-Gershenson Properties Trust REIT	1,691	21,814
Rayonier, Inc. REIT	1,969	56,648
Realty Income Corp. REIT	4,137	228,280
Redwood Trust, Inc. REIT	1,251	21,317
Regency Centers Corp. REIT	2,488	155,848
Resource Capital Corp. REIT	470	4,780
Retail Opportunity Investments Corp. REIT	1,570	30,128
Retail Properties of America, Inc. Class A REIT	3,638	44,420
Rexford Industrial Realty, Inc.	1,096	30,074
RLJ Lodging Trust REIT	1,888	37,515
Ryman Hospitality Properties, Inc. REIT	683	43,719
Sabra Health Care REIT, Inc.	1,254	30,221
Saul Centers, Inc. REIT	558	32,353
SBA Communications Corp. REIT (a)	1,969	265,618
Select Income REIT REIT	1,387	33,330
Senior Housing Properties Trust REIT	3,455	70,620
Seritage Growth Properties Class A REIT (b)	418	17,535
Simon Property Group, Inc. REIT	5,127	829,343
SL Green Realty Corp. REIT	1,610	170,338
Spirit Realty Capital, Inc. REIT	7,598	56,301
STAG Industrial, Inc. REIT	1,498	41,345
Starwood Property Trust, Inc. REIT	4,221	94,508
STORE Capital Corp. REIT	2,439	54,756
Summit Hotel Properties, Inc. REIT	3,008	56,099
Sun Communities, Inc. REIT	1,024	89,795
Sunstone Hotel Investors, Inc. REIT	3,566	57,484
Tanger Factory Outlet Centers, Inc. REIT	1,389	36,086
Taubman Centers, Inc. REIT	976	58,121
Terreno Realty Corp.	978	32,919
Two Harbors Investment Corp. REIT	5,659	56,081
UDR, Inc. REIT	4,237	165,116
Universal Health Realty Income Trust REIT	680	54,087
Urban Edge Properties REIT	1,435	34,053
Urstadt Biddle Properties, Inc. Class A, REIT	1,200	23,760
Ventas, Inc. REIT	5,875	408,195
VEREIT, Inc. REIT	20,537	167,171
Vornado Realty Trust REIT	2,884	270,808
Washington Prime Group, Inc. REIT	2,840	23,771
Washington Real Estate Investment Trust	1,049	33,463
Weingarten Realty Investors REIT	1,837	55,294
Welltower, Inc. REIT	5,977	447,378
Western Asset Mortgage Capital Corp.	427	4,398

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Weyerhaeuser Co. REIT	12,787	$428,364
WP Carey, Inc. REIT	1,630	107,596
Xenia Hotels & Resorts, Inc. REIT	1,743	33,762

		16,737,876

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	617	25,532
Altisource Portfolio Solutions SA (a) (b)	205	4,473
CBRE Group, Inc. Class A (a)	4,808	175,011
Consolidated-Tomoka Land Co.	135	7,688
Forestar Group, Inc. (a)	489	8,386
FRP Holdings, Inc. (a)	135	6,230
HFF, Inc. Class A	493	17,142
Howard Hughes Corp. (a)	634	77,881
Jones Lang LaSalle, Inc.	771	96,375
Kennedy-Wilson Holdings, Inc.	1,339	25,508
Marcus & Millichap, Inc. (a)	266	7,012
Realogy Holdings Corp.	2,216	71,909
RMR Group, Inc. Class A	81	3,941
St. Joe Co. (a)	839	15,731
Tejon Ranch Co. (a)	1,864	38,473

		581,292

ROAD & RAIL — 0.9%
AMERCO	141	51,614
ArcBest Corp.	390	8,034
Avis Budget Group, Inc. (a)	1,655	45,132
CSX Corp.	14,517	792,048
Genesee & Wyoming, Inc. Class A (a)	841	57,516
Heartland Express, Inc.	693	14,428
Hertz Global Holdings, Inc. (a) (b)	1,384	15,916
JB Hunt Transport Services, Inc.	1,474	134,694
Kansas City Southern	1,704	178,324
Knight Transportation, Inc.	912	33,790
Landstar System, Inc.	684	58,550
Marten Transport, Ltd.	399	10,933
Norfolk Southern Corp.	4,915	598,155
Old Dominion Freight Line, Inc.	1,114	106,097
Roadrunner Transportation Systems, Inc. (a)	266	1,934
Ryder System, Inc.	771	55,497
Saia, Inc. (a)	417	21,392
Swift Transportation Co. (a)	1,251	33,151
Union Pacific Corp.	13,644	1,485,968
Werner Enterprises, Inc.	693	20,340
YRC Worldwide, Inc. (a)	807	8,974

		3,732,487

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	634	41,013
Advanced Micro Devices, Inc. (a)	13,558	169,204
Ambarella, Inc. (a)	571	27,722
Amkor Technology, Inc. (a)	3,942	38,513
Analog Devices, Inc.	5,744	446,883
Applied Materials, Inc.	17,771	734,120
Axcelis Technologies, Inc. (a)	401	8,401
Broadcom, Ltd.	6,568	1,530,672
Brooks Automation, Inc.	1,049	22,753
Cabot Microelectronics Corp.	356	26,283
Cavium, Inc. (a)	1,488	92,449
CEVA, Inc. (a)	333	15,135
Cirrus Logic, Inc. (a)	961	60,274
Cohu, Inc.	427	6,721
Cree, Inc. (a)	1,791	44,148
Cypress Semiconductor Corp.	4,680	63,882
Diodes, Inc. (a)	556	13,361
Entegris, Inc. (a)	2,164	47,500
First Solar, Inc. (a)	1,118	44,586
FormFactor, Inc. (a)	798	9,895
Inphi Corp. (a)	825	28,298
Integrated Device Technology, Inc. (a)	2,021	52,122
Intel Corp.	78,209	2,638,772
IXYS Corp.	418	6,876
KLA-Tencor Corp.	2,559	234,174
Kopin Corp. (a)	719	2,668
Lam Research Corp.	2,677	378,608
Lattice Semiconductor Corp. (a)	1,630	10,856
MACOM Technology Solutions Holdings, Inc. (a)	533	29,725
Marvell Technology Group, Ltd.	7,739	127,848
Maxim Integrated Products, Inc.	4,447	199,670
MaxLinear, Inc. (a)	1,980	55,222
Microchip Technology, Inc.	3,886	299,921
Micron Technology, Inc. (a)	17,153	512,189
Microsemi Corp. (a)	2,350	109,980
MKS Instruments, Inc.	822	55,321
Monolithic Power Systems, Inc.	556	53,598
Nanometrics, Inc. (a)	397	10,040
NVE Corp.	74	5,698
NVIDIA Corp.	9,332	1,349,034
NXP Semiconductors NV (a)	5,500	601,975
ON Semiconductor Corp. (a)	6,977	97,957
PDF Solutions, Inc. (a)	399	6,564
Photronics, Inc. (a)	868	8,159
Power Integrations, Inc.	415	30,254
Qorvo, Inc. (a)	2,539	160,769
QUALCOMM, Inc.	24,273	1,340,355
Rambus, Inc. (a)	1,703	19,465
Rudolph Technologies, Inc. (a)	471	10,762
Semtech Corp. (a)	1,049	37,502
Silicon Laboratories, Inc. (a)	617	42,172
Skyworks Solutions, Inc.	3,430	329,109
SunPower Corp. (a) (b)	619	5,781
Synaptics, Inc. (a)	629	32,526
Teradyne, Inc.	2,899	87,057
Texas Instruments, Inc.	16,343	1,257,267
Veeco Instruments, Inc. (a)	740	20,609
Versum Materials, Inc.	1,671	54,308
Xcerra Corp. (a)	831	8,119
Xilinx, Inc.	4,044	260,110
Xperi Corp.	839	25,002

		14,039,957

SOFTWARE — 4.8%
8x8, Inc. (a)	1,432	20,836
ACI Worldwide, Inc. (a)	1,804	40,356
Activision Blizzard, Inc.	12,203	702,527
Adobe Systems, Inc. (a)	8,163	1,154,575
American Software, Inc. Class A	2,543	26,167
ANSYS, Inc. (a)	1,472	179,113

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Aspen Technology, Inc. (a)	1,472	$81,343
Atlassian Corp. PLC Class A (a)	1,200	42,216
Autodesk, Inc. (a)	3,461	348,938
Blackbaud, Inc.	693	59,425
Bottomline Technologies de, Inc. (a)	634	16,287
BroadSoft, Inc. (a)	415	17,866
CA, Inc.	5,049	174,039
Cadence Design Systems, Inc. (a)	4,320	144,677
Callidus Software, Inc. (a)	1,519	36,760
CDK Global, Inc.	2,488	154,405
Citrix Systems, Inc. (a)	2,442	194,334
CommVault Systems, Inc. (a)	693	39,120
Dell Technologies, Inc. Class V (a)	3,529	215,657
Ebix, Inc. (b)	493	26,573
Electronic Arts, Inc. (a)	4,951	523,420
Ellie Mae, Inc. (a)	417	45,832
EnerNOC, Inc. (a)	399	3,092
Fair Isaac Corp.	556	77,512
FireEye, Inc. (a) (b)	2,207	33,568
Fortinet, Inc. (a)	2,103	78,736
Gigamon, Inc. (a)	724	28,489
Glu Mobile, Inc. (a)	1,792	4,480
Guidewire Software, Inc. (a)	1,065	73,176
HubSpot, Inc. (a)	675	44,381
Imperva, Inc. (a)	356	17,035
Intuit, Inc.	3,930	521,943
Manhattan Associates, Inc. (a)	1,430	68,726
Microsoft Corp.	123,412	8,506,789
MicroStrategy, Inc. Class A (a)	137	26,259
Monotype Imaging Holdings, Inc.	634	11,602
Nuance Communications, Inc. (a)	4,053	70,563
Oracle Corp.	47,274	2,370,318
Paycom Software, Inc. (a)	916	62,664
Paylocity Holding Corp. (a)	400	18,072
Pegasystems, Inc.	619	36,119
Progress Software Corp.	839	25,917
Proofpoint, Inc. (a)	640	55,571
PROS Holdings, Inc. (a)	340	9,313
PTC, Inc. (a)	1,883	103,791
Qualys, Inc. (a)	690	28,152
RealPage, Inc. (a)	1,478	53,134
Red Hat, Inc. (a)	2,977	285,048
RingCentral, Inc. Class A (a)	866	31,652
salesforce.com, Inc. (a)	11,078	959,355
ServiceNow, Inc. (a)	2,775	294,150
Splunk, Inc. (a)	2,237	127,263
SS&C Technologies Holdings, Inc.	2,659	102,132
Symantec Corp.	10,749	303,659
Synchronoss Technologies, Inc. (a)	904	14,871
Synopsys, Inc. (a)	2,344	170,948
Tableau Software, Inc. Class A (a)	776	47,546
Take-Two Interactive Software, Inc. (a)	1,651	121,150
TiVo Corp.	3,294	61,433
Tyler Technologies, Inc. (a)	632	111,023
Ultimate Software Group, Inc. (a)	415	87,175
Varonis Systems, Inc. (a)	839	31,211
VASCO Data Security International, Inc. (a)	397	5,697
Verint Systems, Inc. (a)	863	35,124
VirnetX Holding Corp. (a) (b)	456	2,075
VMware, Inc. Class A (a) (b)	1,251	109,375
Workday, Inc. Class A (a)	2,178	211,266
Zendesk, Inc. (a)	1,649	45,809
Zix Corp. (a)	868	4,939
Zynga, Inc. Class A (a)	9,013	32,807

		19,769,576

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	1,188	46,213
Abercrombie & Fitch Co. Class A	1,231	15,314
Advance Auto Parts, Inc.	1,207	140,724
America’s Car-Mart, Inc. (a)	135	5,252
American Eagle Outfitters, Inc.	2,898	34,921
Asbury Automotive Group, Inc. (a)	493	27,879
Ascena Retail Group, Inc. (a)	2,477	5,326
AutoNation, Inc. (a)	1,096	46,207
AutoZone, Inc. (a)	503	286,941
Barnes & Noble Education, Inc. (a)	384	4,082
Barnes & Noble, Inc.	606	4,606
Bed Bath & Beyond, Inc.	2,972	90,349
Best Buy Co., Inc.	4,650	266,585
Big 5 Sporting Goods Corp.	266	3,471
Buckle, Inc. (b)	424	7,547
Burlington Stores, Inc. (a)	1,139	104,777
Cabela’s, Inc. (a)	1,293	76,830
Caleres, Inc.	617	17,140
CarMax, Inc. (a)	3,499	220,647
Cato Corp. Class A	424	7,458
Chico’s FAS, Inc.	2,532	23,851
Children’s Place, Inc.	356	36,348
Citi Trends, Inc.	205	4,350
Conn’s, Inc. (a) (b)	340	6,494
Dick’s Sporting Goods, Inc.	1,526	60,781
DSW, Inc. Class A	1,114	19,718
Express, Inc. (a)	1,338	9,032
Finish Line, Inc. Class A	771	10,925
Five Below, Inc. (a)	839	41,421
Foot Locker, Inc.	2,344	115,512
Francesca’s Holdings Corp. (a)	582	6,367
GameStop Corp. Class A	1,795	38,790
Gap, Inc.	4,279	94,095
Genesco, Inc. (a)	322	10,916
GNC Holdings, Inc. Class A (b)	1,475	12,434
Group 1 Automotive, Inc.	356	22,542
Guess?, Inc.	928	11,860
Haverty Furniture Cos., Inc.	340	8,534
Hibbett Sports, Inc. (a)	417	8,653
Home Depot, Inc.	19,766	3,032,104
Kirkland’s, Inc. (a)	205	2,107
L Brands, Inc.	3,999	215,506
Lithia Motors, Inc. Class A	356	33,546
Lowe’s Cos., Inc.	14,144	1,096,584
Lumber Liquidators Holdings, Inc. (a)	397	9,949
MarineMax, Inc. (a)	399	7,800
Michaels Cos., Inc. (a)	1,273	23,576
Monro Muffler Brake, Inc.	493	20,583
Murphy USA, Inc. (a)	733	54,323
O’Reilly Automotive, Inc. (a)	1,466	320,673
Office Depot, Inc.	9,548	53,851

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Penske Automotive Group, Inc.	617	$27,092
Pier 1 Imports, Inc.	1,363	7,074
Rent-A-Center, Inc.	927	10,864
RH (a) (b)	493	31,808
Ross Stores, Inc.	6,384	368,548
Sally Beauty Holdings, Inc. (a)	2,574	52,124
Select Comfort Corp. (a)	912	32,367
Shoe Carnival, Inc.	205	4,280
Signet Jewelers, Ltd.	1,251	79,113
Sonic Automotive, Inc. Class A	634	12,331
Staples, Inc.	10,210	102,815
Tailored Brands, Inc. (b)	692	7,723
Tiffany & Co.	1,661	155,918
Tile Shop Holdings, Inc.	266	5,493
TJX Cos., Inc.	10,657	769,116
Tractor Supply Co.	2,249	121,918
Ulta Salon Cosmetics & Fragrance, Inc. (a)	976	280,444
Urban Outfitters, Inc. (a)	1,700	31,518
Vitamin Shoppe, Inc. (a)	424	4,940
West Marine, Inc.	206	2,647
Williams-Sonoma, Inc.	1,526	74,011
Zumiez, Inc. (a)	340	4,199

		9,011,837

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
3D Systems Corp. (a)	1,526	28,536
Apple, Inc.	85,820	12,359,797
Cray, Inc. (a)	648	11,923
Diebold Nixdorf, Inc.	976	27,328
Electronics For Imaging, Inc. (a)	693	32,834
Hewlett Packard Enterprise Co.	28,226	468,269
HP, Inc.	28,226	493,391
Immersion Corp. (a)	397	3,605
NCR Corp. (a)	2,562	104,632
NetApp, Inc.	4,447	178,102
Pure Storage, Inc. Class A (a)	1,500	19,215
Stratasys, Ltd. (a)	773	18,019
Super Micro Computer, Inc. (a)	493	12,153
Western Digital Corp.	4,767	422,356
Xerox Corp.	4,718	135,548

		14,315,708

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	967	86,015
Coach, Inc.	4,327	204,840
Columbia Sportswear Co.	415	24,095
Crocs, Inc. (a)	1,440	11,102
Deckers Outdoor Corp. (a)	556	37,953
Fossil Group, Inc. (a) (b)	842	8,715
G-III Apparel Group, Ltd. (a)	556	13,872
Hanesbrands, Inc.	6,116	141,647
Iconix Brand Group, Inc. (a)	829	5,728
Kate Spade & Co. (a)	2,151	39,772
lululemon athletica, Inc. (a)	1,743	104,005
Michael Kors Holdings, Ltd. (a)	3,070	111,287
Movado Group, Inc.	266	6,717
NIKE, Inc. Class B	22,012	1,298,708
Oxford Industries, Inc.	215	13,435
Perry Ellis International, Inc. (a)	101	1,965
PVH Corp.	1,251	143,239
Ralph Lauren Corp.	908	67,010
Skechers U.S.A., Inc. Class A (a)	1,891	55,785
Steven Madden, Ltd. (a)	934	37,313
Under Armour, Inc. Class A (a) (b)	2,810	61,146
Under Armour, Inc. Class C (a)	2,649	53,404
Unifi, Inc. (a)	205	6,314
Vera Bradley, Inc. (a)	340	3,325
VF Corp.	5,460	314,496
Wolverine World Wide, Inc.	1,478	41,399

		2,893,287

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	1,383	27,867
Bank Mutual Corp.	663	6,066
Beneficial Bancorp, Inc.	1,236	18,540
BofI Holding, Inc. (a) (b)	1,112	26,377
Capitol Federal Financial, Inc.	2,301	32,697
Charter Financial Corp.	340	6,120
Dime Community Bancshares, Inc.	471	9,232
Essent Group, Ltd. (a)	1,689	62,729
Federal Agricultural Mortgage Corp. Class C	131	8,476
First Defiance Financial Corp.	131	6,901
Flagstar Bancorp, Inc. (a)	340	10,479
HomeStreet, Inc. (a)	205	5,673
Kearny Financial Corp.	1,438	21,354
LendingTree, Inc. (a)	139	23,936
Meridian Bancorp, Inc.	866	14,635
MGIC Investment Corp. (a)	4,822	54,006
Nationstar Mortgage Holdings, Inc. (a)	340	6,083
New York Community Bancorp, Inc.	8,075	106,025
Northfield Bancorp, Inc.	912	15,641
Northwest Bancshares, Inc.	1,472	22,978
OceanFirst Financial Corp.	185	5,017
Ocwen Financial Corp. (a)	1,535	4,129
Oritani Financial Corp.	693	11,816
PennyMac Financial Services, Inc. Class A (a)	155	2,589
PHH Corp. (a)	888	12,228
Provident Financial Services, Inc.	908	23,045
Radian Group, Inc.	2,624	42,902
Territorial Bancorp, Inc.	131	4,086
TFS Financial Corp.	2,160	33,415
TrustCo Bank Corp. NY	1,373	10,641
United Financial Bancorp, Inc.	1,797	29,992
Walker & Dunlop, Inc. (a)	266	12,989
Washington Federal, Inc.	1,610	53,452
WSFS Financial Corp.	423	19,183

		751,299

TOBACCO — 1.5%
Altria Group, Inc.	31,833	2,370,604
Philip Morris International, Inc.	25,649	3,012,475
Reynolds American, Inc.	13,586	883,633
Universal Corp.	417	26,980
Vector Group, Ltd.	1,098	23,409

		6,317,101

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	1,526	$57,011
Aircastle, Ltd.	1,049	22,816
Applied Industrial Technologies, Inc.	617	36,434
Beacon Roofing Supply, Inc. (a)	771	37,779
BMC Stock Holdings, Inc. (a)	1,100	24,035
CAI International, Inc. (a)	206	4,862
DXP Enterprises, Inc. (a)	101	3,485
Fastenal Co.	4,501	195,929
GATX Corp.	693	44,539
H&E Equipment Services, Inc.	397	8,103
HD Supply Holdings, Inc. (a)	3,861	118,262
Herc Holdings, Inc. (a)	459	18,048
Kaman Corp.	361	18,003
MRC Global, Inc. (a)	1,251	20,667
MSC Industrial Direct Co., Inc. Class A	693	59,570
NOW, Inc. (a)	1,617	26,001
Rush Enterprises, Inc. Class A (a)	556	20,672
SiteOne Landscape Supply, Inc. (a)	600	31,236
Textainer Group Holdings, Ltd.	340	4,930
Titan Machinery, Inc. (a)	266	4,783
Triton International, Ltd.	471	15,750
United Rentals, Inc. (a)	1,472	165,909
Univar, Inc. (a)	1,722	50,282
Veritiv Corp. (a)	119	5,355
W.W. Grainger, Inc.	856	154,534
Watsco, Inc.	417	64,301
WESCO International, Inc. (a)	617	35,354

		1,248,650

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	1,308	102,547

WATER UTILITIES — 0.1%
American States Water Co.	721	34,183
American Water Works Co., Inc.	2,712	211,400
Aqua America, Inc.	2,918	97,169
Artesian Resources Corp. Class A	512	19,272
California Water Service Group	1,280	47,104
Connecticut Water Service, Inc.	442	24,536
SJW Group	612	30,098

		463,762

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Shenandoah Telecommunications Co.	839	25,757
Spok Holdings, Inc.	340	6,018
Sprint Corp. (a)	14,196	116,549
T-Mobile US, Inc. (a)	4,596	278,610
Telephone & Data Systems, Inc.	1,474	40,903
United States Cellular Corp. (a)	205	7,856

		475,693

TOTAL COMMON STOCKS (Cost $363,624,970)		413,295,124

RIGHTS — 0.0% (d)
Chelsea Therapeutics International, Ltd. (CVR) (a) (e)	1,096	—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (f)	1,923	2,135
Media General, Inc. (CVR) (a) (f)	1,318	2,504

TOTAL RIGHTS (Cost $2,135)		4,639

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	1,147,669	1,147,669
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,424,445	1,424,445

TOTAL SHORT-TERM INVESTMENTS (Cost $2,572,114)		2,572,114

TOTAL INVESTMENTS — 100.2% (Cost $366,199,219)		415,871,877
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,018,489)

NET ASSETS — 100.0%		$414,853,388

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $4,639 representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.
(i)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

NVDR = Non Voting Depositary Receipt

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,998,600	$—	$—		$8,998,600
Air Freight & Logistics	2,683,579	—	—		2,683,579
Airlines	2,413,971	—	—		2,413,971
Auto Components	1,503,613	—	—		1,503,613
Automobiles	2,555,352	—	—		2,555,352
Banks	27,031,639	—	—		27,031,639
Beverages	7,238,706	—	—		7,238,706
Biotechnology	12,964,808	—	—		12,964,808
Building Products	1,957,909	—	—		1,957,909
Capital Markets	11,577,683	—	—		11,577,683
Chemicals	9,196,020	—	—		9,196,020
Commercial Services & Supplies	2,177,158	—	—		2,177,158
Communications Equipment	4,677,433	—	—		4,677,433
Construction & Engineering	806,025	—	—		806,025
Construction Materials	673,950	—	—		673,950
Consumer Finance	3,082,763	—	—		3,082,763
Containers & Packaging	2,046,174	—	—		2,046,174
Distributors	486,630	—	—		486,630
Diversified Consumer Services	687,096	—	—		687,096
Diversified Financial Services	5,530,316	—	—		5,530,316
Diversified Telecommunication Services	7,681,796	—	—		7,681,796
Electric Utilities	7,536,170	—	—		7,536,170
Electrical Equipment	2,378,335	—	—		2,378,335
Electronic Equipment, Instruments & Components	2,919,235	—	—		2,919,235
Energy Equipment & Services	3,537,020	—	—		3,537,020
Equity Real Estate Investment Trusts (REITs)	381,062	—	—		381,062
Food & Staples Retailing	6,891,180	—	—		6,891,180
Food Products	5,919,728	—	—		5,919,728
Gas Utilities	704,254	—	—		704,254
Health Care Equipment & Supplies	11,901,450	—	—		11,901,450
Health Care Providers & Services	10,852,477	—	—		10,852,477
Health Care Technology	719,420	—	—		719,420
Hotels, Restaurants & Leisure	9,128,316	—	—		9,128,316
Household Durables	2,393,715	—	—		2,393,715
Household Products	6,177,236	—	—		6,177,236
Independent Power Producers & Energy Traders	503,042	—	—		503,042
Industrial Conglomerates	8,028,101	—	—		8,028,101
Insurance	12,482,412	—	—		12,482,412
Internet & Catalog Retail	9,849,792	—	—		9,849,792
Internet Software & Services	17,311,105	—	—		17,311,105
IT Services	15,558,623	—	—		15,558,623
Leisure Equipment & Products	574,640	—	—		574,640
Life Sciences Tools & Services	3,297,481	—	—		3,297,481
Machinery	8,224,608	—	—		8,224,608
Marine	79,502	—	—		79,502
Media	12,056,100	—	—		12,056,100
Metals & Mining	1,765,071	—	0	(a)	1,765,071
Mortgage Real Estate Investment	126,292	—	—		126,292
Multi-Utilities	3,883,390	—	—		3,883,390
Multiline Retail	1,562,174	—	—		1,562,174

See accompanying notes to financial statements.

SPDR Russell 3000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Oil, Gas & Consumable Fuels	$19,499,629	$—	$—		$19,499,629
Paper & Forest Products	210,443	—	—		210,443
Personal Products	748,961	—	—		748,961
Pharmaceuticals	17,928,145	—	—		17,928,145
Professional Services	1,753,722	—	—		1,753,722
Real Estate Investment Trusts (REITs)	16,737,876	—	—		16,737,876
Real Estate Management & Development	581,292	—	—		581,292
Road & Rail	3,732,487	—	—		3,732,487
Semiconductors & Semiconductor Equipment	14,039,957	—	—		14,039,957
Software	19,769,576	—	—		19,769,576
Specialty Retail	9,011,837	—	—		9,011,837
Technology Hardware, Storage & Peripherals	14,315,708	—	—		14,315,708
Textiles, Apparel & Luxury Goods	2,893,287	—	—		2,893,287
Thrifts & Mortgage Finance	751,299	—	—		751,299
Tobacco	6,317,101	—	—		6,317,101
Trading Companies & Distributors	1,248,650	—	—		1,248,650
Transportation Infrastructure	102,547	—	—		102,547
Water Utilities	463,762	—	—		463,762
Wireless Telecommunication Services	475,693	—	—		475,693
Rights
Biotechnology	—	2,135	0	(a)	2,135
Media	—	2,504	—		2,504
Short-Term Investments	2,572,114	—	—		2,572,114

TOTAL INVESTMENTS	$415,867,238	$4,639	$0		$415,871,877

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	6,364	$343,147	1,920	2,123	6,161	$552,827	$9,316	$38,174
State Street Institutional Liquid Reserves Fund, Premier Class	870,294	870,294	4,433,368	5,303,662	—	—	1,591	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,940,034	2,792,364	1,147,670	1,147,670	2,580	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,868,617	8,868,617	—	—	3,839	—
State Street Navigator Securities Lending Government Money Market Portfolio*	12,069,723	12,069,723	23,433,602	34,078,880	1,424,445	1,424,445	56,255	—

TOTAL		$13,283,164				$3,124,942	$73,581	$38,174

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.2%
Arconic, Inc.	2,742	$62,106
Boeing Co.	3,621	716,053
BWX Technologies, Inc.	648	31,590
General Dynamics Corp.	1,665	329,837
HEICO Corp.	168	12,069
HEICO Corp. Class A	330	20,477
Hexcel Corp.	593	31,304
Huntington Ingalls Industries, Inc.	287	53,428
L3 Technologies, Inc.	473	79,029
Lockheed Martin Corp.	1,611	447,230
Northrop Grumman Corp.	1,064	273,139
Orbital ATK, Inc.	360	35,410
Raytheon Co.	1,869	301,806
Rockwell Collins, Inc.	1,002	105,290
Spirit AeroSystems Holdings, Inc. Class A	855	49,539
Teledyne Technologies, Inc. (a)	200	25,530
Textron, Inc.	1,701	80,117
TransDigm Group, Inc.	330	88,727
United Technologies Corp.	4,695	573,306

		3,315,987

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	916	62,911
Expeditors International of Washington, Inc.	1,186	66,985
FedEx Corp.	1,588	345,120
United Parcel Service, Inc. Class B	4,427	489,582
XPO Logistics, Inc. (a)	700	45,241

		1,009,839

AIRLINES — 0.6%
Alaska Air Group, Inc.	802	71,988
American Airlines Group, Inc.	2,773	139,537
Copa Holdings SA Class A	208	24,336
Delta Air Lines, Inc.	4,283	230,168
JetBlue Airways Corp. (a)	1,933	44,130
Southwest Airlines Co.	3,745	232,714
Spirit Airlines, Inc. (a)	473	24,431
United Continental Holdings, Inc. (a)	1,771	133,268

		900,572

AUTO COMPONENTS — 0.3%
Adient PLC	585	38,247
BorgWarner, Inc.	1,398	59,219
Delphi Automotive PLC	1,732	151,810
Gentex Corp.	1,756	33,312
Goodyear Tire & Rubber Co.	1,570	54,887
Lear Corp.	464	65,925
Visteon Corp. (a)	252	25,719

		429,119

AUTOMOBILES — 0.6%
Ford Motor Co.	24,389	272,913
General Motors Co.	8,827	308,327
Harley-Davidson, Inc.	1,225	66,174
Tesla, Inc. (a)	788	284,949
Thor Industries, Inc.	283	29,579

		961,942

BANKS — 6.3%
Associated Banc-Corp.	953	24,016
Bank of America Corp.	63,432	1,538,860
Bank of Hawaii Corp.	260	21,572
Bank of the Ozarks, Inc.	700	32,809
BankUnited, Inc.	632	21,305
BB&T Corp.	5,140	233,407
BOK Financial Corp.	151	12,704
CIT Group, Inc.	1,340	65,258
Citigroup, Inc.	17,413	1,164,581
Citizens Financial Group, Inc.	3,274	116,816
Comerica, Inc.	1,105	80,930
Commerce Bancshares, Inc.	555	31,541
Cullen/Frost Bankers, Inc.	334	31,366
East West Bancorp, Inc.	853	49,969
Fifth Third Bancorp	5,036	130,735
First Hawaiian, Inc.	266	8,145
First Horizon National Corp.	1,434	24,980
First Republic Bank	1,005	100,600
FNB Corp.	2,000	28,320
Huntington Bancshares, Inc.	7,091	95,870
JPMorgan Chase & Co.	22,509	2,057,323
KeyCorp.	6,806	127,544
M&T Bank Corp.	927	150,128
PacWest Bancorp	724	33,811
People’s United Financial, Inc.	1,936	34,190
Pinnacle Financial Partners, Inc.	500	31,400
PNC Financial Services Group, Inc.	3,097	386,722
Popular, Inc.	632	26,361
Prosperity Bancshares, Inc.	400	25,696
Regions Financial Corp.	8,223	120,385
Signature Bank (a)	309	44,351
SunTrust Banks, Inc.	3,202	181,617
SVB Financial Group (a)	324	56,956
Synovus Financial Corp.	858	37,958
TCF Financial Corp.	989	15,765
US Bancorp	10,003	519,356
Webster Financial Corp.	600	31,332
Wells Fargo & Co.	28,571	1,583,119
Western Alliance Bancorp (a)	561	27,601
Zions Bancorp	1,187	52,121

		9,357,520

BEVERAGES — 1.9%
Brown-Forman Corp. Class A	322	15,875
Brown-Forman Corp. Class B	1,237	60,118
Coca-Cola Co.	24,269	1,088,465
Constellation Brands, Inc. Class A	1,074	208,066
Dr. Pepper Snapple Group, Inc.	1,185	107,965
Molson Coors Brewing Co. Class B	1,097	94,715
Monster Beverage Corp. (a)	2,584	128,373
PepsiCo, Inc.	9,013	1,040,911

		2,744,488

BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	10,112	733,221
ACADIA Pharmaceuticals, Inc. (a)	560	15,618
Agios Pharmaceuticals, Inc. (a)	170	8,747
Alexion Pharmaceuticals, Inc. (a)	1,344	163,524
Alkermes PLC (a)	893	51,767

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Alnylam Pharmaceuticals, Inc. (a)	436	$34,775
Amgen, Inc.	4,622	796,047
Biogen, Inc. (a)	1,316	357,110
BioMarin Pharmaceutical, Inc. (a)	1,116	101,355
Bioverativ, Inc. (a)	688	41,397
Celgene Corp. (a)	4,913	638,051
Exelixis, Inc. (a)	1,800	44,334
Gilead Sciences, Inc.	8,402	594,694
Incyte Corp. (a)	1,091	137,368
Intercept Pharmaceuticals, Inc. (a) (b)	89	10,775
Intrexon Corp. (a) (b)	298	7,179
Ionis Pharmaceuticals, Inc. (a)	737	37,491
Juno Therapeutics, Inc. (a) (b)	431	12,883
Neurocrine Biosciences, Inc. (a)	547	25,162
OPKO Health, Inc. (a) (b)	2,127	13,996
Regeneron Pharmaceuticals, Inc. (a)	500	245,570
Seattle Genetics, Inc. (a)	601	31,096
TESARO, Inc. (a)	200	27,972
United Therapeutics Corp. (a)	286	37,103
Vertex Pharmaceuticals, Inc. (a)	1,612	207,738

		4,374,973

BUILDING PRODUCTS — 0.4%
Allegion PLC	588	47,698
AO Smith Corp.	918	51,711
Armstrong World Industries, Inc. (a)	224	10,304
Fortune Brands Home & Security, Inc.	968	63,152
Johnson Controls International PLC	5,867	254,393
Lennox International, Inc.	230	42,237
Masco Corp.	2,122	81,082
Owens Corning	729	48,785
USG Corp. (a)	541	15,700

		615,062

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	378	62,695
Ameriprise Financial, Inc.	979	124,617
Bank of New York Mellon Corp.	6,607	337,089
BGC Partners, Inc. Class A	1,400	17,696
BlackRock, Inc.	787	332,437
CBOE Holdings, Inc.	729	66,631
Charles Schwab Corp.	7,372	316,701
CME Group, Inc.	2,131	266,886
E*TRADE Financial Corp. (a)	1,731	65,830
Eaton Vance Corp.	718	33,976
FactSet Research Systems, Inc.	261	43,373
Federated Investors, Inc. Class B	569	16,074
Franklin Resources, Inc.	2,361	105,749
Goldman Sachs Group, Inc.	2,362	524,128
Interactive Brokers Group, Inc. Class A	331	12,386
Intercontinental Exchange, Inc.	3,813	251,353
Invesco, Ltd.	2,619	92,163
Lazard, Ltd. Class A	767	35,535
Legg Mason, Inc.	653	24,918
LPL Financial Holdings, Inc.	550	23,353
MarketAxess Holdings, Inc.	263	52,889
Moody’s Corp.	1,071	130,319
Morgan Stanley	8,322	370,828
Morningstar, Inc.	115	9,009
MSCI, Inc.	569	58,601
Nasdaq, Inc.	711	50,829
Northern Trust Corp.	1,288	125,207
Raymond James Financial, Inc.	757	60,727
S&P Global, Inc.	1,646	240,300
SEI Investments Co.	829	44,584
State Street Corp. (c)	2,488	223,248
T Rowe Price Group, Inc.	1,558	115,619
TD Ameritrade Holding Corp.	1,616	69,472
Voya Financial, Inc.	1,343	49,543

		4,354,765

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	1,311	187,552
Albemarle Corp.	721	76,094
Ashland Global Holdings, Inc.	394	25,969
Axalta Coating Systems, Ltd. (a)	1,127	36,109
Cabot Corp.	390	20,838
Celanese Corp. Series A	929	88,199
CF Industries Holdings, Inc.	1,434	40,095
Chemours Co.	1,200	45,504
Dow Chemical Co.	7,697	485,450
E.I. du Pont de Nemours & Co.	5,526	446,003
Eastman Chemical Co.	923	77,523
Ecolab, Inc.	1,641	217,843
FMC Corp.	819	59,828
Huntsman Corp.	1,166	30,129
International Flavors & Fragrances, Inc.	495	66,825
LyondellBasell Industries NV Class A	2,072	174,856
Monsanto Co.	2,817	333,420
Mosaic Co.	2,163	49,381
NewMarket Corp.	52	23,945
Olin Corp.	1,000	30,280
Platform Specialty Products Corp. (a)	1,054	13,365
PPG Industries, Inc.	1,681	184,843
Praxair, Inc.	1,870	247,868
RPM International, Inc.	805	43,913
Scotts Miracle-Gro Co.	270	24,154
Sherwin-Williams Co.	512	179,692
Valvoline, Inc.	1,115	26,448
Westlake Chemical Corp.	239	15,824
WR Grace & Co.	444	31,972

		3,283,922

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	587	73,985
Clean Harbors, Inc. (a)	357	19,931
Copart, Inc. (a)	1,334	42,408
KAR Auction Services, Inc.	895	37,563
Pitney Bowes, Inc.	1,202	18,150
Republic Services, Inc.	1,547	98,590
Rollins, Inc.	590	24,019
Stericycle, Inc. (a)	511	39,000
Waste Management, Inc.	2,785	204,280

		557,926

COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	251	37,597
ARRIS International PLC (a)	1,216	34,072
Brocade Communications Systems, Inc.	2,614	32,963
Cisco Systems, Inc.	31,680	991,584
CommScope Holding Co., Inc. (a)	1,186	45,104

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
EchoStar Corp. Class A (a)	258	$15,661
F5 Networks, Inc. (a)	455	57,812
Harris Corp.	805	87,809
Juniper Networks, Inc.	2,466	68,752
Motorola Solutions, Inc.	1,050	91,077
Palo Alto Networks, Inc. (a)	566	75,737

		1,538,168

CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	957	30,940
Fluor Corp.	917	41,980
Jacobs Engineering Group, Inc.	767	41,717
Quanta Services, Inc. (a)	914	30,089
Valmont Industries, Inc.	140	20,944

		165,670

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	295	27,264
Martin Marietta Materials, Inc.	423	94,151
Vulcan Materials Co.	822	104,131

		225,546

CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	2,881	60,213
American Express Co.	4,843	407,974
Capital One Financial Corp.	3,040	251,165
Credit Acceptance Corp. (a) (b)	51	13,114
Discover Financial Services	2,402	149,381
Navient Corp.	1,859	30,952
OneMain Holdings, Inc. (a)	319	7,844
Santander Consumer USA Holdings, Inc. (a)	525	6,699
SLM Corp. (a)	2,626	30,199
Synchrony Financial	5,382	160,491

		1,118,032

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	390	33,875
Avery Dennison Corp.	553	48,869
Ball Corp.	2,238	94,466
Bemis Co., Inc.	611	28,259
Berry Global Group, Inc. (a)	807	46,007
Crown Holdings, Inc. (a)	854	50,950
Graphic Packaging Holding Co.	1,990	27,422
International Paper Co.	2,589	146,563
Owens-Illinois, Inc. (a)	993	23,752
Packaging Corp. of America	599	66,723
Sealed Air Corp.	1,261	56,442
Silgan Holdings, Inc.	462	14,682
Sonoco Products Co.	611	31,418
WestRock Co.	1,645	93,206

		762,634

DISTRIBUTORS — 0.1%
Genuine Parts Co.	922	85,525
LKQ Corp. (a)	1,842	60,694
Pool Corp.	270	31,744

		177,963

DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	300	23,163
Graham Holdings Co. Class B	26	15,591
H&R Block, Inc.	1,498	46,303
Service Corp. International	1,233	41,244
ServiceMaster Global Holdings, Inc. (a)	887	34,761

		161,062

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	12,205	2,067,161
Leucadia National Corp.	2,113	55,276

		2,122,437

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	39,168	1,477,809
CenturyLink, Inc. (b)	3,412	81,478
Level 3 Communications, Inc. (a)	1,870	110,891
Verizon Communications, Inc.	26,007	1,161,473
Zayo Group Holdings, Inc. (a)	907	28,026

		2,859,677

ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	1,395	56,037
American Electric Power Co., Inc.	3,196	222,026
Avangrid, Inc.	325	14,349
Duke Energy Corp.	4,353	363,867
Edison International	1,971	154,112
Entergy Corp.	1,102	84,601
Eversource Energy	2,019	122,573
Exelon Corp.	5,695	205,419
FirstEnergy Corp.	2,563	74,737
Great Plains Energy, Inc.	1,407	41,197
Hawaiian Electric Industries, Inc.	620	20,076
NextEra Energy, Inc.	2,968	415,906
OGE Energy Corp.	1,208	42,026
PG&E Corp.	3,156	209,464
Pinnacle West Capital Corp.	661	56,291
PPL Corp.	4,229	163,493
Southern Co.	6,262	299,825
Westar Energy, Inc.	873	46,286
Xcel Energy, Inc.	3,291	150,991

		2,743,276

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	266	54,072
AMETEK, Inc.	1,475	89,341
Eaton Corp. PLC	2,969	231,077
Emerson Electric Co.	4,135	246,529
Hubbell, Inc.	346	39,157
Regal Beloit Corp.	270	22,019
Rockwell Automation, Inc.	825	133,617
Sensata Technologies Holding NV (a)	1,100	46,992

		862,804

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,887	139,298
Arrow Electronics, Inc. (a)	598	46,895
Avnet, Inc.	817	31,765
CDW Corp.	1,102	68,908
Cognex Corp.	521	44,233
Coherent, Inc. (a)	200	44,998
Corning, Inc.	5,958	179,038
Dolby Laboratories, Inc. Class A	287	14,052

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
FLIR Systems, Inc.	860	$29,808
IPG Photonics Corp. (a)	205	29,745
Jabil, Inc.	1,192	34,794
Keysight Technologies, Inc. (a)	1,058	41,188
National Instruments Corp.	626	25,178
Trimble, Inc. (a)	1,555	55,467
Universal Display Corp.	300	32,775
Zebra Technologies Corp. Class A (a)	319	32,066

		850,208

ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes, Inc.	2,778	151,429
Halliburton Co.	5,433	232,043
Helmerich & Payne, Inc.	588	31,952
Nabors Industries, Ltd.	1,807	14,709
National Oilwell Varco, Inc.	2,381	78,430
Oceaneering International, Inc.	626	14,298
Patterson-UTI Energy, Inc.	899	18,151
RPC, Inc. (b)	360	7,276
Schlumberger, Ltd.	8,946	589,005
Transocean, Ltd. (a)	2,188	18,007
Weatherford International PLC (a)	5,850	22,639

		1,177,939

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Colony NorthStar, Inc. Class A REIT	3,642	51,316
CoreCivic, Inc. REIT	707	19,499
Uniti Group, Inc. REIT	729	18,327

		89,142

FOOD & STAPLES RETAILING — 1.8%
Casey’s General Stores, Inc.	265	28,384
Costco Wholesale Corp.	2,779	444,445
CVS Health Corp.	6,400	514,944
Kroger Co.	6,051	141,109
Rite Aid Corp. (a)	6,009	17,727
Sprouts Farmers Market, Inc. (a)	1,038	23,531
Sysco Corp.	3,316	166,894
US Foods Holding Corp. (a)	877	23,872
Wal-Mart Stores, Inc.	9,251	700,116
Walgreens Boots Alliance, Inc.	5,939	465,083
Whole Foods Market, Inc.	1,941	81,736

		2,607,841

FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	3,708	153,437
Blue Buffalo Pet Products, Inc. (a)	277	6,318
Bunge, Ltd.	879	65,573
Campbell Soup Co.	1,190	62,059
Conagra Brands, Inc.	2,695	96,373
Flowers Foods, Inc.	1,084	18,764
General Mills, Inc.	3,746	207,528
Hain Celestial Group, Inc. (a)	587	22,787
Hershey Co.	893	95,882
Hormel Foods Corp.	1,632	55,668
Ingredion, Inc.	456	54,360
J.M. Smucker Co.	746	88,274
Kellogg Co.	1,528	106,135
Kraft Heinz Co.	3,785	324,147
Lamb Weston Holdings, Inc.	898	39,548
McCormick & Co., Inc.	765	74,595
Mondelez International, Inc. Class A	9,553	412,594
Pilgrim’s Pride Corp. (a)	379	8,308
Pinnacle Foods, Inc.	710	42,174
Post Holdings, Inc. (a)	411	31,914
TreeHouse Foods, Inc. (a)	291	23,772
Tyson Foods, Inc. Class A	1,840	115,239

		2,105,449

GAS UTILITIES — 0.1%
Atmos Energy Corp.	594	49,272
National Fuel Gas Co.	496	27,697
UGI Corp.	1,042	50,443

		127,412

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	10,886	529,169
ABIOMED, Inc. (a)	270	38,691
Alere, Inc. (a)	512	25,697
Align Technology, Inc. (a)	495	74,309
Baxter International, Inc.	3,200	193,728
Becton Dickinson and Co.	1,419	276,861
Boston Scientific Corp. (a)	8,463	234,594
C.R. Bard, Inc.	458	144,778
Cooper Cos., Inc.	286	68,474
Danaher Corp.	3,882	327,602
DENTSPLY SIRONA, Inc.	1,459	94,602
DexCom, Inc. (a)	495	36,209
Edwards Lifesciences Corp. (a)	1,317	155,722
Hill-Rom Holdings, Inc.	370	29,456
Hologic, Inc. (a)	1,794	81,412
IDEXX Laboratories, Inc. (a)	600	96,852
Intuitive Surgical, Inc. (a)	241	225,424
Medtronic PLC	8,713	773,279
ResMed, Inc.	855	66,579
STERIS PLC	500	40,750
Stryker Corp.	2,191	304,067
Teleflex, Inc.	255	52,979
Varian Medical Systems, Inc. (a)	618	63,771
West Pharmaceutical Services, Inc.	421	39,793
Zimmer Biomet Holdings, Inc.	1,165	149,586

		4,124,384

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a) (b)	528	26,073
Aetna, Inc.	2,021	306,848
AmerisourceBergen Corp.	1,075	101,620
Anthem, Inc.	1,695	318,880
Brookdale Senior Living, Inc. (a)	1,113	16,372
Cardinal Health, Inc.	2,040	158,957
Centene Corp. (a)	1,005	80,279
Cigna Corp.	1,596	267,154
DaVita, Inc. (a)	1,068	69,164
Envision Healthcare Corp. (a)	669	41,926
Express Scripts Holding Co. (a)	3,826	244,252
HCA Healthcare, Inc. (a)	1,934	168,645
Henry Schein, Inc. (a)	520	95,170
Humana, Inc.	931	224,017
Laboratory Corp. of America Holdings (a)	636	98,033
LifePoint Health, Inc. (a)	269	18,063
McKesson Corp.	1,396	229,698

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
MEDNAX, Inc. (a)	594	$35,860
Patterson Cos., Inc.	526	24,696
Premier, Inc. Class A (a)	219	7,884
Quest Diagnostics, Inc.	879	97,710
UnitedHealth Group, Inc.	6,032	1,118,453
Universal Health Services, Inc. Class B	546	66,656
VCA, Inc. (a)	508	46,894
WellCare Health Plans, Inc. (a)	277	49,738

		3,913,042

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc. (a)	236	33,170
Cerner Corp. (a)	1,795	119,314
Veeva Systems, Inc. Class A (a)	705	43,223

		195,707

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	1,563	64,052
Carnival Corp.	2,534	166,154
Chipotle Mexican Grill, Inc. (a)	183	76,146
Choice Hotels International, Inc.	188	12,079
Darden Restaurants, Inc.	756	68,373
Domino’s Pizza, Inc.	330	69,805
Dunkin’ Brands Group, Inc.	563	31,033
Extended Stay America, Inc.	389	7,531
Hilton Grand Vacations, Inc. (a)	319	11,503
Hilton Worldwide Holdings, Inc.	1,060	65,561
Hyatt Hotels Corp. Class A (a)	214	12,029
International Game Technology PLC	576	10,541
Las Vegas Sands Corp.	2,295	146,628
Marriott International, Inc. Class A	2,063	206,939
McDonald’s Corp.	5,201	796,585
MGM Resorts International	3,093	96,780
Norwegian Cruise Line Holdings, Ltd. (a)	960	52,118
Panera Bread Co. Class A (a)	158	49,713
Royal Caribbean Cruises, Ltd.	1,121	122,447
Six Flags Entertainment Corp.	423	25,215
Starbucks Corp.	9,156	533,886
Vail Resorts, Inc.	274	55,575
Wendy’s Co.	1,470	22,800
Wyndham Worldwide Corp.	710	71,291
Wynn Resorts, Ltd.	489	65,585
Yum China Holdings, Inc. (a)	2,362	93,134
Yum! Brands, Inc.	2,162	159,469

		3,092,972

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	426	15,059
D.R. Horton, Inc.	2,118	73,219
Garmin, Ltd.	725	36,997
Leggett & Platt, Inc.	842	44,230
Lennar Corp. Class A	1,053	56,146
Lennar Corp. Class B	56	2,518
Mohawk Industries, Inc. (a)	381	92,084
Newell Brands, Inc.	3,001	160,914
NVR, Inc. (a)	21	50,623
PulteGroup, Inc.	2,234	54,800
Tempur Sealy International, Inc. (a) (b)	356	19,007
Toll Brothers, Inc.	1,021	40,340
Tupperware Brands Corp.	310	21,771
Whirlpool Corp.	466	89,295

		757,003

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	1,632	84,668
Clorox Co.	797	106,192
Colgate-Palmolive Co.	5,518	409,049
Energizer Holdings, Inc.	373	17,912
Kimberly-Clark Corp.	2,339	301,988
Procter & Gamble Co.	16,199	1,411,743
Spectrum Brands Holdings, Inc.	140	17,506

		2,349,058

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	4,347	48,295
Calpine Corp. (a)	2,281	30,862
NRG Energy, Inc.	1,962	33,786
Vistra Energy Corp.	1,500	25,185

		138,128

INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	3,675	765,098
Carlisle Cos., Inc.	396	37,779
General Electric Co.	54,937	1,483,848
Honeywell International, Inc.	4,866	648,589
Roper Technologies, Inc.	648	150,032

		3,085,346

INSURANCE — 3.1%
Aflac, Inc.	2,600	201,968
Alleghany Corp. (a)	102	60,670
Allied World Assurance Co. Holdings AG	592	31,317
Allstate Corp.	2,403	212,521
American Financial Group, Inc.	458	45,511
American International Group, Inc.	5,861	366,430
American National Insurance Co.	52	6,057
Aon PLC	1,677	222,957
Arch Capital Group, Ltd. (a)	771	71,927
Arthur J Gallagher & Co.	1,040	59,540
Aspen Insurance Holdings, Ltd.	383	19,093
Assurant, Inc.	326	33,803
Assured Guaranty, Ltd.	932	38,902
Athene Holding, Ltd. Class A (a)	222	11,013
Axis Capital Holdings, Ltd.	638	41,253
Brown & Brown, Inc.	720	31,010
Chubb, Ltd.	2,925	425,236
Cincinnati Financial Corp.	971	70,349
CNA Financial Corp.	170	8,288
Erie Indemnity Co. Class A	163	20,386
Everest Re Group, Ltd.	279	71,031
First American Financial Corp.	682	30,479
FNF Group	1,672	74,956
Hanover Insurance Group, Inc.	261	23,132
Hartford Financial Services Group, Inc.	2,498	131,320
Lincoln National Corp.	1,515	102,384
Loews Corp.	1,853	86,739
Markel Corp. (a)	89	86,852
Marsh & McLennan Cos., Inc.	3,286	256,177
Mercury General Corp.	163	8,802
MetLife, Inc.	6,016	330,519

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Old Republic International Corp.	1,547	$30,213
Principal Financial Group, Inc.	1,715	109,880
ProAssurance Corp.	351	21,341
Progressive Corp.	3,783	166,792
Prudential Financial, Inc.	2,779	300,521
Reinsurance Group of America, Inc.	429	55,079
RenaissanceRe Holdings, Ltd.	270	37,543
Torchmark Corp.	787	60,205
Travelers Cos., Inc.	1,786	225,983
Unum Group	1,575	73,442
Validus Holdings, Ltd.	551	28,635
White Mountains Insurance Group, Ltd.	30	26,059
Willis Towers Watson PLC	800	116,368
WR Berkley Corp.	619	42,816
XL Group, Ltd.	1,622	71,044

		4,546,543

INTERNET & CATALOG RETAIL — 2.5%
Amazon.com, Inc. (a)	2,473	2,393,864
Expedia, Inc.	741	110,372
Liberty Expedia Holdings, Inc. Class A (a)	342	18,475
Liberty Interactive Corp. QVC Group Class A (a)	2,983	73,203
Liberty Ventures Series A (a)	512	26,772
Netflix, Inc. (a)	2,594	387,570
Priceline Group, Inc. (a)	313	585,473
TripAdvisor, Inc. (a)	681	26,014
Wayfair, Inc. Class A (a)	200	15,376

		3,637,119

INTERNET SOFTWARE & SERVICES — 4.3%
Akamai Technologies, Inc. (a)	1,063	52,948
Alphabet, Inc. Class A (a)	1,866	1,734,783
Alphabet, Inc. Class C (a)	1,886	1,713,865
CoStar Group, Inc. (a)	194	51,138
eBay, Inc. (a)	6,639	231,834
Facebook, Inc. Class A (a)	14,771	2,230,126
GoDaddy, Inc. Class A (a)	182	7,720
IAC/InterActiveCorp (a)	448	46,251
LogMeIn, Inc.	300	31,350
Match Group, Inc. (a) (b)	166	2,885
Pandora Media, Inc. (a) (b)	1,295	11,551
Twitter, Inc. (a)	3,995	71,391
VeriSign, Inc. (a)	610	56,706
Zillow Group, Inc. Class A (a)	293	14,310
Zillow Group, Inc. Class C (a)	592	29,014

		6,285,872

IT SERVICES — 3.9%
Accenture PLC Class A	4,011	496,080
Alliance Data Systems Corp.	278	71,360
Amdocs, Ltd.	952	61,366
Automatic Data Processing, Inc.	2,886	295,700
Black Knight Financial Services, Inc. Class A (a)	134	5,487
Booz Allen Hamilton Holding Corp.	745	24,242
Broadridge Financial Solutions, Inc.	734	55,461
Cognizant Technology Solutions Corp. Class A	3,777	250,793
Conduent, Inc. (a)	1,209	19,271
CoreLogic, Inc. (a)	557	24,163
CSRA, Inc.	916	29,083
DST Systems, Inc.	412	25,420
DXC Technology Co.	1,813	139,093
Euronet Worldwide, Inc. (a)	284	24,813
Fidelity National Information Services, Inc.	2,016	172,166
First Data Corp. Class A (a)	1,918	34,908
Fiserv, Inc. (a)	1,368	167,361
FleetCor Technologies, Inc. (a)	573	82,632
Gartner, Inc. (a)	533	65,831
Genpact, Ltd.	971	27,023
Global Payments, Inc.	1,001	90,410
International Business Machines Corp.	5,405	831,451
Jack Henry & Associates, Inc.	515	53,493
Leidos Holdings, Inc.	853	44,092
Mastercard, Inc. Class A	5,973	725,421
Paychex, Inc.	2,066	117,638
PayPal Holdings, Inc. (a)	7,294	391,469
Sabre Corp.	1,314	28,606
Square, Inc. Class A (a)	1,404	32,938
Teradata Corp. (a)	900	26,541
Total System Services, Inc.	1,006	58,600
Vantiv, Inc. Class A (a)	944	59,793
Visa, Inc. Class A	11,786	1,105,291
Western Union Co.	3,218	61,303
WEX, Inc. (a)	229	23,878

		5,723,177

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	562	35,254
Hasbro, Inc.	694	77,388
Mattel, Inc.	2,081	44,804
Polaris Industries, Inc. (b)	398	36,708

		194,154

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	2,066	122,535
Bio-Rad Laboratories, Inc. Class A (a)	130	29,420
Bio-Techne Corp.	222	26,085
Bruker Corp.	657	18,948
Charles River Laboratories International, Inc. (a)	286	28,929
Illumina, Inc. (a)	925	160,506
Mettler-Toledo International, Inc. (a)	158	92,989
Patheon NV (a)	308	10,743
PerkinElmer, Inc.	679	46,267
QIAGEN NV (a)	1,353	45,366
Quintiles IMS Holdings, Inc. (a)	886	79,297
Thermo Fisher Scientific, Inc.	2,483	433,209
VWR Corp. (a)	489	16,142
Waters Corp. (a)	500	91,920

		1,202,356

MACHINERY — 1.8%
AGCO Corp.	510	34,369
Allison Transmission Holdings, Inc.	832	31,208
Caterpillar, Inc.	3,603	387,178
Colfax Corp. (a)	565	22,244
Crane Co.	293	23,258
Cummins, Inc.	1,020	165,464

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Deere & Co.	2,026	$250,393
Donaldson Co., Inc.	843	38,390
Dover Corp.	996	79,899
Flowserve Corp.	840	39,001
Fortive Corp.	1,891	119,795
Graco, Inc.	358	39,122
IDEX Corp.	486	54,923
Illinois Tool Works, Inc.	1,879	269,167
Ingersoll-Rand PLC	1,628	148,783
ITT, Inc.	553	22,220
Lincoln Electric Holdings, Inc.	365	33,613
Middleby Corp. (a)	346	42,043
Nordson Corp.	386	46,830
Oshkosh Corp.	486	33,476
PACCAR, Inc.	2,135	140,995
Parker-Hannifin Corp.	864	138,085
Pentair PLC	1,042	69,335
Snap-on, Inc.	358	56,564
Stanley Black & Decker, Inc.	945	132,990
Terex Corp.	628	23,550
Timken Co.	493	22,801
Toro Co.	676	46,840
Trinity Industries, Inc.	939	26,320
WABCO Holdings, Inc. (a)	341	43,481
Wabtec Corp.	560	51,240
Welbilt, Inc. (a)	799	15,061
Xylem, Inc.	1,125	62,359

		2,710,997

MARINE — 0.0% (d)
Kirby Corp. (a)	336	22,462

MEDIA — 3.1%
AMC Networks, Inc. Class A (a)	360	19,228
Cable One, Inc.	26	18,483
CBS Corp. Class B	2,184	139,296
Charter Communications, Inc. Class A (a)	1,277	430,157
Cinemark Holdings, Inc.	684	26,573
Comcast Corp. Class A	29,998	1,167,522
Discovery Communications, Inc. Class A (a)	938	24,229
Discovery Communications, Inc. Class C (a)	1,352	34,084
DISH Network Corp. Class A (a)	1,400	87,864
Interpublic Group of Cos., Inc.	2,598	63,911
John Wiley & Sons, Inc. Class A	269	14,190
Liberty Broadband Corp. Class A (a)	150	12,869
Liberty Broadband Corp. Class C (a)	658	57,081
Liberty Media Corp.-Liberty Formula One Class C (a)	700	25,634
Liberty Media Corp.-Liberty SiriusXM Class A (a)	593	24,894
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,184	49,373
Lions Gate Entertainment Corp. Class A	260	7,337
Lions Gate Entertainment Corp. Class B (a)	667	17,529
Live Nation Entertainment, Inc. (a)	827	28,821
Madison Square Garden Co. Class A (a)	129	25,400
News Corp. Class A	2,335	31,990
News Corp. Class B	738	10,443
Omnicom Group, Inc.	1,515	125,593
Regal Entertainment Group Class A	501	10,250
Scripps Networks Interactive, Inc. Class A	589	40,235
Sirius XM Holdings, Inc. (b)	11,150	60,990
TEGNA, Inc.	1,368	19,713
Time Warner, Inc.	4,984	500,443
Tribune Media Co. Class A	487	19,855
Twenty-First Century Fox, Inc. Class A	6,934	196,510
Twenty-First Century Fox, Inc. Class B	2,969	82,746
Viacom, Inc. Class A	58	2,207
Viacom, Inc. Class B	2,116	71,034
Walt Disney Co.	9,972	1,059,525

		4,506,009

METALS & MINING — 0.4%
Alcoa Corp.	915	29,875
Freeport-McMoRan, Inc. (a)	9,429	113,242
Newmont Mining Corp.	3,396	109,996
Nucor Corp.	2,033	117,650
Reliance Steel & Aluminum Co.	467	34,002
Royal Gold, Inc.	417	32,597
Southern Copper Corp.	577	19,981
Steel Dynamics, Inc.	1,401	50,170
Tahoe Resources, Inc.	1,700	14,654
United States Steel Corp.	890	19,705

		541,872

MORTGAGE REAL ESTATE INVESTMENT — 0.0% (d)
AGNC Investment Corp. REIT	2,016	42,921

MULTI-UTILITIES — 1.0%
Ameren Corp.	1,487	81,294
CenterPoint Energy, Inc.	2,647	72,475
CMS Energy Corp.	1,853	85,701
Consolidated Edison, Inc.	1,905	153,962
Dominion Energy, Inc.	3,900	298,857
DTE Energy Co.	1,166	123,351
MDU Resources Group, Inc.	1,127	29,528
NiSource, Inc.	1,947	49,376
Public Service Enterprise Group, Inc.	3,279	141,030
SCANA Corp.	836	56,020
Sempra Energy.	1,644	185,361
Vectren Corp.	502	29,337
WEC Energy Group, Inc.	1,933	118,648

		1,424,940

MULTILINE RETAIL — 0.4%
Dollar General Corp.	1,841	132,718
Dollar Tree, Inc. (a)	1,435	100,335
Kohl’s Corp.	1,148	44,393
Macy’s, Inc.	1,871	43,482
Nordstrom, Inc. (b)	829	39,651
Target Corp.	3,660	191,382

		551,961

OIL, GAS & CONSUMABLE FUELS — 4.9%
Anadarko Petroleum Corp.	3,573	162,000
Antero Resources Corp. (a)	1,031	22,280
Apache Corp.	2,335	111,917
Cabot Oil & Gas Corp.	2,923	73,309
Cheniere Energy, Inc. (a)	1,184	57,673

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Chesapeake Energy Corp. (a) (b)	3,516	$17,475
Chevron Corp.	11,995	1,251,438
Cimarex Energy Co.	602	56,594
Concho Resources, Inc. (a)	925	112,415
ConocoPhillips.	7,874	346,141
CONSOL Energy, Inc. (a)	1,357	20,274
Continental Resources, Inc. (a)	519	16,779
Devon Energy Corp.	3,320	106,140
Diamondback Energy, Inc. (a)	622	55,240
Energen Corp. (a)	688	33,967
EOG Resources, Inc.	3,536	320,079
EQT Corp.	1,070	62,691
Extraction Oil & Gas, Inc. (a) (b)	40	538
Exxon Mobil Corp.	26,893	2,171,072
Gulfport Energy Corp. (a)	812	11,977
Hess Corp.	1,739	76,290
HollyFrontier Corp.	1,133	31,123
Kinder Morgan, Inc.	12,055	230,974
Kosmos Energy, Ltd. (a)	767	4,916
Laredo Petroleum, Inc. (a)	756	7,953
Marathon Oil Corp.	5,437	64,428
Marathon Petroleum Corp.	3,293	172,323
Murphy Oil Corp.	1,097	28,116
Newfield Exploration Co. (a)	1,262	35,916
Noble Energy, Inc.	2,683	75,929
Occidental Petroleum Corp.	4,790	286,777
ONEOK, Inc.	1,270	66,243
Parsley Energy, Inc. Class A (a)	1,301	36,103
PBF Energy, Inc. Class A	593	13,200
Phillips 66.	2,858	236,328
Pioneer Natural Resources Co.	1,023	163,250
QEP Resources, Inc. (a)	1,705	17,220
Range Resources Corp.	1,265	29,310
Rice Energy, Inc. (a)	952	25,352
RSP Permian, Inc. (a)	800	25,816
SM Energy Co.	655	10,827
Southwestern Energy Co. (a)	3,303	20,082
Targa Resources Corp.	1,226	55,415
Tesoro Corp.	1,020	95,472
Valero Energy Corp.	2,934	197,928
Whiting Petroleum Corp. (a)	1,213	6,684
Williams Cos., Inc.	4,824	146,071
World Fuel Services Corp.	442	16,995
WPX Energy, Inc. (a)	2,386	23,049

		7,210,089

PAPER & FOREST PRODUCTS — 0.0% (d)
Domtar Corp.	400	15,368

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	3,001	56,299
Edgewell Personal Care Co. (a)	366	27,823
Estee Lauder Cos., Inc. Class A	1,396	133,988
Herbalife, Ltd. (a) (b)	481	34,310
Nu Skin Enterprises, Inc. Class A	345	21,680

		274,100

PHARMACEUTICALS — 4.5%
Akorn, Inc. (a)	485	16,267
Allergan PLC.	2,153	523,373
Bristol-Myers Squibb Co.	10,583	589,685
Eli Lilly & Co.	6,270	516,021
Endo International PLC (a)	1,369	15,292
Johnson & Johnson	17,164	2,270,625
Mallinckrodt PLC (a)	687	30,784
Merck & Co., Inc.	17,283	1,107,667
Mylan NV (a)	3,329	129,232
Perrigo Co. PLC	890	67,213
Pfizer, Inc.	37,407	1,256,501
Zoetis, Inc.	2,970	185,269

		6,707,929

PROFESSIONAL SERVICES — 0.4%
Dun & Bradstreet Corp.	241	26,064
Equifax, Inc.	727	99,904
IHS Markit, Ltd. (a)	2,500	110,100
ManpowerGroup, Inc.	467	52,141
Nielsen Holdings PLC	2,241	86,637
Robert Half International, Inc.	853	40,884
TransUnion (a)	815	35,298
Verisk Analytics, Inc. (a)	998	84,201

		535,229

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
Alexandria Real Estate Equities, Inc. REIT	517	62,283
American Campus Communities, Inc. REIT	882	41,719
American Homes 4 Rent Class A REIT	924	20,855
American Tower Corp. REIT	2,727	360,837
Annaly Capital Management, Inc. REIT	6,682	80,518
Apartment Investment & Management Co. Class A REIT	984	42,282
Apple Hospitality REIT, Inc.	1,097	20,525
AvalonBay Communities, Inc. REIT	888	170,647
Boston Properties, Inc. REIT	1,031	126,834
Brandywine Realty Trust	1,023	17,933
Brixmor Property Group, Inc. REIT	1,886	33,722
Camden Property Trust REIT	515	44,038
Chimera Investment Corp. REIT	1,212	22,580
Columbia Property Trust, Inc. REIT	772	17,277
CoreSite Realty Corp. REIT	200	20,706
Corporate Office Properties Trust REIT	557	19,512
Crown Castle International Corp. REIT	2,266	227,008
CubeSmart REIT	1,102	26,492
CyrusOne, Inc. REIT	423	23,582
DCT Industrial Trust, Inc. REIT	554	29,606
DDR Corp. REIT	1,876	17,015
Digital Realty Trust, Inc. REIT	1,042	117,694
Douglas Emmett, Inc. REIT	870	33,243
Duke Realty Corp. REIT	2,263	63,251
DuPont Fabros Technology, Inc. REIT	500	30,580
Empire State Realty Trust, Inc. Class A	696	14,456
EPR Properties REIT	405	29,107
Equinix, Inc. REIT	488	209,430
Equity Commonwealth REIT (a)	751	23,732
Equity LifeStyle Properties, Inc. REIT	506	43,688
Equity Residential REIT	2,266	149,171
Essex Property Trust, Inc. REIT	424	109,082
Extra Space Storage, Inc. REIT	776	60,528
Federal Realty Investment Trust REIT	423	53,463

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Forest City Realty Trust, Inc. Class A	1,348	$32,581
Gaming and Leisure Properties, Inc. REIT	1,108	41,738
GGP, Inc. REIT	3,532	83,214
HCP, Inc. REIT	2,985	95,401
Healthcare Trust of America, Inc. Class A	815	25,355
Highwoods Properties, Inc. REIT	562	28,499
Hospitality Properties Trust REIT	902	26,293
Host Hotels & Resorts, Inc. REIT	4,563	83,366
Hudson Pacific Properties, Inc. REIT	1,000	34,190
Invitation Homes, Inc. REIT	544	11,767
Iron Mountain, Inc. REIT	1,695	58,240
Kilroy Realty Corp. REIT	634	47,645
Kimco Realty Corp. REIT	2,475	45,416
Lamar Advertising Co. Class A, REIT	467	34,357
Liberty Property Trust REIT	885	36,028
Life Storage, Inc. REIT	277	20,526
Macerich Co. REIT	932	54,112
Medical Properties Trust, Inc. REIT	2,300	29,601
MFA Financial, Inc. REIT	2,218	18,609
Mid-America Apartment Communities, Inc. REIT	715	75,347
National Retail Properties, Inc. REIT	888	34,721
New Residential Investment Corp. REIT	1,900	29,564
Omega Healthcare Investors, Inc. REIT	1,229	40,582
Outfront Media, Inc. REIT	892	20,623
Paramount Group, Inc. REIT	1,216	19,456
Park Hotels & Resorts, Inc. REIT	683	18,414
Piedmont Office Realty Trust, Inc. Class A REIT	945	19,921
Prologis, Inc. REIT	3,274	191,987
Public Storage REIT	944	196,852
Rayonier, Inc. REIT	754	21,693
Realty Income Corp. REIT	1,763	97,282
Regency Centers Corp. REIT	921	57,691
Retail Properties of America, Inc. Class A REIT	1,531	18,693
SBA Communications Corp. REIT (a)	797	107,515
Senior Housing Properties Trust REIT	1,336	27,308
Simon Property Group, Inc. REIT	1,974	319,314
SL Green Realty Corp. REIT	625	66,125
Spirit Realty Capital, Inc. REIT	2,797	20,726
Starwood Property Trust, Inc. REIT	1,663	37,235
STORE Capital Corp. REIT	967	21,709
Sun Communities, Inc. REIT	409	35,865
Tanger Factory Outlet Centers, Inc. REIT	575	14,938
Taubman Centers, Inc. REIT	386	22,986
Two Harbors Investment Corp. REIT	2,203	21,832
UDR, Inc. REIT	1,618	63,053
Ventas, Inc. REIT	2,100	145,908
VEREIT, Inc. REIT	5,634	45,861
Vornado Realty Trust REIT	1,116	104,792
Weingarten Realty Investors REIT	773	23,267
Welltower, Inc. REIT	2,253	168,637
Weyerhaeuser Co. REIT	4,778	160,063
WP Carey, Inc. REIT	617	40,728

		5,461,022

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,041	74,292
Howard Hughes Corp. (a)	234	28,745
Jones Lang LaSalle, Inc.	267	33,375
Realogy Holdings Corp.	933	30,276

		166,688

ROAD & RAIL — 0.9%
AMERCO	46	16,839
CSX Corp.	5,547	302,644
Genesee & Wyoming, Inc. Class A (a)	355	24,278
JB Hunt Transport Services, Inc.	549	50,168
Kansas City Southern	664	69,488
Landstar System, Inc.	271	23,198
Norfolk Southern Corp.	1,869	227,457
Old Dominion Freight Line, Inc.	412	39,239
Ryder System, Inc.	321	23,105
Union Pacific Corp.	5,078	553,045

		1,329,461

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Advanced Micro Devices, Inc. (a)	5,200	64,896
Analog Devices, Inc.	2,334	181,585
Applied Materials, Inc.	6,872	283,882
Broadcom, Ltd.	2,504	583,557
Cavium, Inc. (a)	400	24,852
Cypress Semiconductor Corp.	1,988	27,136
First Solar, Inc. (a)	505	20,139
Intel Corp.	30,092	1,015,304
KLA-Tencor Corp.	983	89,954
Lam Research Corp.	981	138,743
Marvell Technology Group, Ltd.	2,480	40,970
Maxim Integrated Products, Inc.	1,736	77,947
Microchip Technology, Inc.	1,364	105,274
Micron Technology, Inc. (a)	6,716	200,540
Microsemi Corp. (a)	700	32,760
NVIDIA Corp.	3,556	514,055
ON Semiconductor Corp. (a)	2,559	35,928
Qorvo, Inc. (a)	876	55,468
QUALCOMM, Inc.	9,361	516,915
Skyworks Solutions, Inc.	1,257	120,609
Teradyne, Inc.	1,217	36,547
Texas Instruments, Inc.	6,401	492,429
Versum Materials, Inc.	606	19,695
Xilinx, Inc.	1,580	101,626

		4,780,811

SOFTWARE — 4.8%
Activision Blizzard, Inc.	4,699	270,522
Adobe Systems, Inc. (a)	3,088	436,767
ANSYS, Inc. (a)	560	68,141
Atlassian Corp. PLC Class A (a)	148	5,207
Autodesk, Inc. (a)	1,345	135,603
CA, Inc.	1,902	65,562
Cadence Design Systems, Inc. (a)	1,609	53,885
CDK Global, Inc.	968	60,074
Citrix Systems, Inc. (a)	953	75,840
Dell Technologies, Inc. Class V (a)	1,346	82,254
Electronic Arts, Inc. (a)	1,845	195,053
FireEye, Inc. (a)	930	14,145
Fortinet, Inc. (a)	844	31,599
Guidewire Software, Inc. (a)	425	29,202
Intuit, Inc.	1,556	206,652

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Manhattan Associates, Inc. (a)	421	$20,233
Microsoft Corp.	47,458	3,271,280
Nuance Communications, Inc. (a)	1,508	26,254
Oracle Corp.	18,222	913,651
PTC, Inc. (a)	739	40,734
Red Hat, Inc. (a)	1,134	108,581
salesforce.com, Inc. (a)	4,285	371,081
ServiceNow, Inc. (a)	950	100,700
Splunk, Inc. (a)	780	44,374
SS&C Technologies Holdings, Inc.	1,135	43,595
Symantec Corp.	4,053	114,497
Synopsys, Inc. (a)	913	66,585
Tableau Software, Inc. Class A (a)	294	18,013
Take-Two Interactive Software, Inc. (a)	600	44,028
Tyler Technologies, Inc. (a)	226	39,701
Ultimate Software Group, Inc. (a)	177	37,181
VMware, Inc. Class A (a) (b)	509	44,502
Workday, Inc. Class A (a)	710	68,870
Zynga, Inc. Class A (a)	4,093	14,899

		7,119,265

SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	446	51,999
AutoNation, Inc. (a)	420	17,707
AutoZone, Inc. (a)	188	107,247
Bed Bath & Beyond, Inc.	1,035	31,464
Best Buy Co., Inc.	1,828	104,799
Burlington Stores, Inc. (a)	419	38,544
Cabela’s, Inc. (a)	300	17,826
CarMax, Inc. (a)	1,206	76,050
Dick’s Sporting Goods, Inc.	534	21,269
Foot Locker, Inc.	873	43,021
GameStop Corp. Class A	672	14,522
Gap, Inc.	1,532	33,689
Home Depot, Inc.	7,671	1,176,731
L Brands, Inc.	1,544	83,206
Lowe’s Cos., Inc.	5,393	418,119
Michaels Cos., Inc. (a)	539	9,982
Murphy USA, Inc. (a)	268	19,861
O’Reilly Automotive, Inc. (a)	609	133,213
Penske Automotive Group, Inc.	251	11,021
Ross Stores, Inc.	2,520	145,480
Sally Beauty Holdings, Inc. (a)	971	19,663
Signet Jewelers, Ltd.	477	30,166
Staples, Inc.	3,963	39,907
Tiffany & Co.	680	63,832
TJX Cos., Inc.	4,222	304,702
Tractor Supply Co.	833	45,157
Ulta Salon Cosmetics & Fragrance, Inc. (a)	384	110,339
Urban Outfitters, Inc. (a)	611	11,328
Williams-Sonoma, Inc.	580	28,130

		3,208,974

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
Apple, Inc.	32,990	4,751,220
Hewlett Packard Enterprise Co.	10,938	181,461
HP, Inc.	10,945	191,319
NCR Corp. (a)	916	37,409
NetApp, Inc.	1,855	74,293
Western Digital Corp.	1,832	162,315
Xerox Corp.	1,513	43,469

		5,441,486

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc.	327	29,087
Coach, Inc.	1,696	80,289
Hanesbrands, Inc.	2,387	55,283
Kate Spade & Co. (a)	782	14,459
lululemon athletica, Inc. (a)	662	39,501
Michael Kors Holdings, Ltd. (a)	971	35,199
NIKE, Inc. Class B	8,434	497,606
PVH Corp.	498	57,021
Ralph Lauren Corp.	360	26,568
Skechers U.S.A., Inc. Class A (a)	760	22,420
Under Armour, Inc. Class A (a) (b)	1,083	23,566
Under Armour, Inc. Class C (a)	1,093	22,035
VF Corp.	2,099	120,902

		1,023,936

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	3,129	41,084
TFS Financial Corp.	426	6,590

		47,674

TOBACCO — 1.6%
Altria Group, Inc.	12,197	908,311
Philip Morris International, Inc.	9,881	1,160,523
Reynolds American, Inc.	5,306	345,102

		2,413,936

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Air Lease Corp.	637	23,798
Fastenal Co.	1,783	77,614
HD Supply Holdings, Inc. (a)	1,397	42,790
MSC Industrial Direct Co., Inc. Class A	281	24,155
United Rentals, Inc. (a)	585	65,936
Univar, Inc. (a)	700	20,440
W.W. Grainger, Inc.	347	62,644
Watsco, Inc.	156	24,055
WESCO International, Inc. (a)	271	15,528

		356,960

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	430	33,712

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,076	83,874
Aqua America, Inc.	1,072	35,698

		119,572

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	4,573	37,544
T-Mobile US, Inc. (a)	1,778	107,782
Telephone & Data Systems, Inc.	569	15,790
United States Cellular Corp. (a)	78	2,990

		164,106

TOTAL COMMON STOCKS (Cost $115,035,524)		147,057,716

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	296,308	$296,308
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	245,172	245,172

TOTAL SHORT-TERM INVESTMENTS (Cost $541,480)		541,480

TOTAL INVESTMENTS — 100.1% (Cost $115,577,004)		147,599,196
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(108,149)

NET ASSETS — 100.0%		$147,491,047

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,315,987	$—	$—	$3,315,987
Air Freight & Logistics	1,009,839	—	—	1,009,839
Airlines	900,572	—	—	900,572
Auto Components	429,119	—	—	429,119
Automobiles	961,942	—	—	961,942
Banks	9,357,520	—	—	9,357,520
Beverages	2,744,488	—	—	2,744,488
Biotechnology	4,374,973	—	—	4,374,973
Building Products	615,062	—	—	615,062
Capital Markets	4,354,765	—	—	4,354,765
Chemicals	3,283,922	—	—	3,283,922
Commercial Services & Supplies	557,926	—	—	557,926
Communications Equipment	1,538,168	—	—	1,538,168
Construction & Engineering	165,670	—	—	165,670
Construction Materials	225,546	—	—	225,546
Consumer Finance	1,118,032	—	—	1,118,032
Containers & Packaging	762,634	—	—	762,634
Distributors	177,963	—	—	177,963
Diversified Consumer Services	161,062	—	—	161,062
Diversified Financial Services	2,122,437	—	—	2,122,437
Diversified Telecommunication Services	2,859,677	—	—	2,859,677
Electric Utilities	2,743,276	—	—	2,743,276
Electrical Equipment	862,804	—	—	862,804
Electronic Equipment, Instruments & Components	850,208	—	—	850,208
Energy Equipment & Services	1,177,939	—	—	1,177,939
Equity Real Estate Investment Trusts (REITs)	89,142	—	—	89,142
Food & Staples Retailing	2,607,841	—	—	2,607,841
Food Products	2,105,449	—	—	2,105,449
Gas Utilities	127,412	—	—	127,412
Health Care Equipment & Supplies	4,124,384	—	—	4,124,384
Health Care Providers & Services	3,913,042	—	—	3,913,042
Health Care Technology	195,707	—	—	195,707
Hotels, Restaurants & Leisure	3,092,972	—	—	3,092,972
Household Durables	757,003	—	—	757,003

See accompanying notes to financial statements.

SPDR Russell 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Household Products	$2,349,058	$—	$—	$2,349,058
Independent Power Producers & Energy Traders	138,128	—	—	138,128
Industrial Conglomerates	3,085,346	—	—	3,085,346
Insurance	4,546,543	—	—	4,546,543
Internet & Catalog Retail	3,637,119	—	—	3,637,119
Internet Software & Services	6,285,872	—	—	6,285,872
IT Services	5,723,177	—	—	5,723,177
Leisure Equipment & Products	194,154	—	—	194,154
Life Sciences Tools & Services	1,202,356	—	—	1,202,356
Machinery	2,710,997	—	—	2,710,997
Marine	22,462	—	—	22,462
Media	4,506,009	—	—	4,506,009
Metals & Mining	541,872	—	—	541,872
Mortgage Real Estate Investment	42,921	—	—	42,921
Multi-Utilities	1,424,940	—	—	1,424,940
Multiline Retail	551,961	—	—	551,961
Oil, Gas & Consumable Fuels	7,210,089	—	—	7,210,089
Paper & Forest Products	15,368	—	—	15,368
Personal Products	274,100	—	—	274,100
Pharmaceuticals	6,707,929	—	—	6,707,929
Professional Services	535,229	—	—	535,229
Real Estate Investment Trusts (REITs)	5,461,022	—	—	5,461,022
Real Estate Management & Development	166,688	—	—	166,688
Road & Rail	1,329,461	—	—	1,329,461
Semiconductors & Semiconductor Equipment	4,780,811	—	—	4,780,811
Software	7,119,265	—	—	7,119,265
Specialty Retail	3,208,974	—	—	3,208,974
Technology Hardware, Storage & Peripherals	5,441,486	—	—	5,441,486
Textiles, Apparel & Luxury Goods	1,023,936	—	—	1,023,936
Thrifts & Mortgage Finance	47,674	—	—	47,674
Tobacco	2,413,936	—	—	2,413,936
Trading Companies & Distributors	356,960	—	—	356,960
Transportation Infrastructure	33,712	—	—	33,712
Water Utilities	119,572	—	—	119,572
Wireless Telecommunication Services	164,106	—	—	164,106
Short-Term Investments	541,480	—	—	541,480

TOTAL INVESTMENTS	$147,599,196	$—	$—	$147,599,196

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,815	$97,865	673	—	2,488	$223,248	$3,342	$—
State Street Institutional Liquid Reserves Fund, Premier Class	120,617	120,617	1,597,931	1,718,548	—	—	242	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,447,435	1,151,127	296,308	296,308	395	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,151,304	3,151,304	—	—	702	—
State Street Navigator Securities Lending Government Money Market Portfolio*	4,634,658	4,634,658	5,957,797	10,347,283	245,172	245,172	8,491	—

TOTAL		$4,853,140				$764,728	$13,172	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	3,654	$127,013
Aerojet Rocketdyne Holdings, Inc. (a)	7,369	153,275
Aerovironment, Inc. (a)	2,138	81,672
Astronics Corp. (a)	2,808	85,560
Axon Enterprise, Inc. (a) (b)	6,054	152,198
Cubic Corp.	3,337	154,503
Curtiss-Wright Corp.	5,102	468,262
DigitalGlobe, Inc. (a)	7,173	238,861
Ducommun, Inc. (a)	1,215	38,370
Engility Holdings, Inc. (a)	1,978	56,175
Esterline Technologies Corp. (a)	3,203	303,644
KeyW Holding Corp. (a)	5,001	46,759
KLX, Inc. (a)	6,515	325,750
Kratos Defense & Security Solutions, Inc. (a)	7,760	92,111
Mercury Systems, Inc. (a)	5,386	226,697
Moog, Inc. Class A (a)	4,016	288,027
National Presto Industries, Inc.	540	59,670
Triumph Group, Inc.	5,692	179,867
Vectrus, Inc. (a)	1,107	35,778
Wesco Aircraft Holdings, Inc. (a)	6,216	67,444

		3,181,636

AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	6,056	131,900
Atlas Air Worldwide Holdings, Inc. (a)	2,799	145,968
Echo Global Logistics, Inc. (a)	3,444	68,536
Forward Air Corp.	3,412	181,791
Hub Group, Inc. Class A (a)	3,843	147,379
Park-Ohio Holdings Corp.	999	38,062
Radiant Logistics, Inc. (a)	4,751	25,560

		739,196

AIRLINES — 0.3%
Allegiant Travel Co.	1,573	213,299
Hawaiian Holdings, Inc. (a)	6,115	287,099
SkyWest, Inc.	5,743	201,579

		701,977

AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	10,612	165,547
Cooper Tire & Rubber Co.	6,429	232,087
Cooper-Standard Holdings, Inc. (a)	1,817	183,281
Dana, Inc.	16,384	365,855
Dorman Products, Inc. (a)	3,269	270,575
Fox Factory Holding Corp. (a)	4,605	163,938
Gentherm, Inc. (a)	4,074	158,071
Horizon Global Corp. (a)	3,026	43,453
LCI Industries	3,042	311,501
Modine Manufacturing Co. (a)	5,513	91,240
Motorcar Parts of America, Inc. (a)	1,976	55,802
Spartan Motors, Inc.	4,020	35,577
Standard Motor Products, Inc.	2,369	123,709
Stoneridge, Inc. (a)	3,358	51,747
Superior Industries International, Inc.	2,698	55,444
Tenneco, Inc.	6,619	382,777
Tower International, Inc.	2,261	50,760

		2,741,364

AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	2,927	102,445

BANKS — 10.3%
1st Source Corp.	2,025	97,079
Access National Corp.	2,013	53,385
ACNB Corp.	1,136	34,648
Allegiance Bancshares, Inc. (a)	1,271	48,679
American National Bankshares, Inc.	949	35,066
Ameris Bancorp	4,412	212,658
Ames National Corp.	1,200	36,720
Arrow Financial Corp.	1,287	40,734
Atlantic Capital Bancshares, Inc. (a)	1,910	36,290
Banc of California, Inc.	5,639	121,239
BancFirst Corp.	865	83,559
Banco Latinoamericano de Comercio Exterior SA Class E	3,455	94,598
Bancorp, Inc. (a)	7,843	59,450
BancorpSouth, Inc.	10,237	312,228
Bank of Marin Bancorp	943	58,042
Bank of NT Butterfield & Son, Ltd.	7,400	252,340
Bankwell Financial Group, Inc.	848	26,483
Banner Corp.	3,544	200,271
Bar Harbor Bankshares	2,345	72,273
Berkshire Hills Bancorp, Inc.	3,601	126,575
Blue Hills Bancorp, Inc.	3,068	54,917
Boston Private Financial Holdings, Inc.	9,308	142,878
Bridge Bancorp, Inc.	2,012	67,000
Brookline Bancorp, Inc.	8,187	119,530
Bryn Mawr Bank Corp.	2,131	90,568
Camden National Corp.	1,706	73,204
Canadian Imperial Bank of Commerce	1	52
Capital Bank Financial Corp. Class A	2,802	106,756
Capital City Bank Group, Inc.	1,545	31,549
Carolina Financial Corp.	1,571	50,775
Cathay General Bancorp	8,596	326,218
CenterState Banks, Inc.	5,311	132,031
Central Pacific Financial Corp.	4,488	141,237
Central Valley Community Bancorp	1,271	28,165
Century Bancorp, Inc. Class A	378	24,041
Chemical Financial Corp.	7,666	371,111
Citizens & Northern Corp.	1,480	34,425
City Holding Co.	1,820	119,883
CNB Financial Corp.	1,598	38,304
CoBiz Financial, Inc.	4,109	71,497
Codorus Valley Bancorp, Inc.	1,113	31,609
Columbia Banking System, Inc.	7,565	301,465
Community Bank System, Inc.	5,323	296,864
Community Trust Bancorp, Inc.	1,758	76,913
ConnectOne Bancorp, Inc.	3,598	81,135
CU Bancorp (a)	1,922	69,480
Customers Bancorp, Inc. (a)	3,017	85,321
CVB Financial Corp.	11,688	262,162
Eagle Bancorp, Inc. (a)	3,798	240,413
Enterprise Bancorp, Inc.	1,446	51,391
Enterprise Financial Services Corp.	2,418	98,654
Equity Bancshares, Inc. Class A (a)	636	19,487

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Farmers & Merchants Bancorp, Inc.	200	$12,400
Farmers Capital Bank Corp.	837	32,266
Farmers National Banc Corp.	2,962	42,949
FB Financial Corp. (a)	2,000	72,380
FCB Financial Holdings, Inc. Class A (a)	3,489	166,600
Fidelity Southern Corp.	2,538	58,019
Financial Institutions, Inc.	1,643	48,961
First BanCorp (a)	14,005	81,089
First Bancorp, Inc.	1,146	31,011
First Bancorp/Southern Pines	2,562	80,088
First Bancshares, Inc.	2,800	77,280
First Busey Corp.	3,454	101,271
First Citizens BancShares, Inc. Class A	858	319,777
First Commonwealth Financial Corp.	11,698	148,331
First Community Bancshares, Inc.	1,823	49,859
First Connecticut Bancorp, Inc.	2,037	52,249
First Financial Bancorp	6,805	188,499
First Financial Bankshares, Inc.	7,607	336,229
First Financial Corp.	1,335	63,146
First Foundation, Inc. (a)	2,967	48,748
First Interstate BancSystem, Inc. Class A	2,988	111,154
First Merchants Corp.	5,165	207,323
First Mid-Illinois Bancshares, Inc.	1,223	41,876
First Midwest Bancorp, Inc.	16,349	381,095
First of Long Island Corp.	2,837	81,138
Flushing Financial Corp.	3,252	91,674
Franklin Financial Network, Inc. (a)	1,882	77,633
Fulton Financial Corp.	19,706	374,414
German American Bancorp, Inc.	2,230	76,021
Glacier Bancorp, Inc.	8,616	315,432
Great Southern Bancorp, Inc.	1,218	65,163
Great Western Bancorp, Inc.	6,575	268,326
Green Bancorp, Inc. (a)	2,856	55,406
Guaranty Bancorp	2,112	57,446
Hancock Holding Co.	9,467	463,883
Hanmi Financial Corp.	3,650	103,843
HarborOne Bancorp, Inc. (a)	6,600	131,736
Heartland Financial USA, Inc.	2,535	119,399
Heritage Commerce Corp.	2,474	34,092
Heritage Financial Corp.	3,358	88,987
Hilltop Holdings, Inc.	8,353	218,932
Home BancShares, Inc.	15,343	382,041
HomeTrust Bancshares, Inc. (a)	1,838	44,847
Hope Bancorp, Inc.	14,814	276,281
Horizon Bancorp	3,020	79,577
IBERIABANK Corp.	5,550	452,325
Independent Bank Corp.	3,152	210,081
Independent Bank Corp.	2,515	54,701
Independent Bank Group, Inc.	3,712	220,864
International Bancshares Corp.	6,916	242,406
Investors Bancorp, Inc.	30,919	413,078
Lakeland Bancorp, Inc.	4,393	82,808
Lakeland Financial Corp.	2,905	133,281
LCNB Corp.	1,279	25,580
LegacyTexas Financial Group, Inc.	5,659	215,778
Live Oak Bancshares, Inc.	2,538	61,420
Macatawa Bank Corp.	3,597	34,315
MainSource Financial Group, Inc.	2,417	80,994
MB Financial, Inc.	8,612	379,272
MBT Financial Corp.	2,538	24,619
Mercantile Bank Corp.	1,866	58,742
Midland States Bancorp, Inc.	3,500	117,320
MidWestOne Financial Group, Inc.	1,062	35,991
MutualFirst Financial, Inc.	636	22,705
National Bank Holdings Corp. Class A	3,121	103,336
National Bankshares, Inc.	840	34,272
National Commerce Corp. (a)	1,537	60,788
NBT Bancorp, Inc.	4,842	178,912
Nicolet Bankshares, Inc. (a)	848	46,394
Northrim BanCorp, Inc.	848	25,779
OFG Bancorp	5,405	54,050
Old Line Bancshares, Inc.	1,060	29,871
Old National Bancorp	14,958	258,025
Old Second Bancorp, Inc.	3,020	34,881
Opus Bank	1,983	47,989
Pacific Continental Corp.	2,139	54,651
Pacific Premier Bancorp, Inc. (a)	5,174	190,921
Paragon Commercial Corp. (a)	1,600	83,952
Park National Corp.	1,606	166,574
Park Sterling Corp.	5,240	62,251
Peapack Gladstone Financial Corp.	1,810	56,635
People’s Utah Bancorp	1,483	39,744
Peoples Bancorp, Inc.	2,119	68,083
Peoples Financial Services Corp.	840	36,733
Preferred Bank.	1,388	74,216
Premier Financial Bancorp, Inc.	1,166	24,031
QCR Holdings, Inc.	1,550	73,470
Renasant Corp.	4,707	205,884
Republic Bancorp, Inc. Class A	1,107	39,520
Republic First Bancorp, Inc. (a)	5,269	48,738
S&T Bancorp, Inc.	3,875	138,958
Sandy Spring Bancorp, Inc.	2,872	116,776
Seacoast Banking Corp. of Florida (a)	7,607	183,329
ServisFirst Bancshares, Inc.	4,846	178,769
Shore Bancshares, Inc.	1,483	24,395
Sierra Bancorp	1,443	35,426
Simmons First National Corp. Class A	3,413	180,548
South State Corp.	3,197	273,983
Southern First Bancshares, Inc. (a)	1,336	49,499
Southside Bancshares, Inc.	2,900	101,309
Southwest Bancorp, Inc.	2,262	57,794
State Bank Financial Corp.	3,735	101,293
Sterling Bancorp	14,454	336,055
Stock Yards Bancorp, Inc.	2,371	92,232
Stonegate Bank	1,307	60,357
Summit Financial Group, Inc.	1,271	27,962
Sun Bancorp, Inc.	929	22,900
Texas Capital Bancshares, Inc. (a)	6,075	470,205
Tompkins Financial Corp.	1,652	130,045
Towne Bank	5,894	181,535
TriCo Bancshares	2,405	84,536
TriState Capital Holdings, Inc. (a)	2,423	61,060
Triumph Bancorp, Inc. (a)	1,943	47,701
Trustmark Corp.	7,861	252,810
UMB Financial Corp.	5,205	389,646
Umpqua Holdings Corp.	24,951	458,100

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Union Bankshares Corp.	5,187	$175,839
Union Bankshares, Inc./Morrisville	924	43,890
United Bankshares, Inc.	10,908	427,594
United Community Banks, Inc.	8,803	244,723
Univest Corp. of Pennsylvania	2,818	84,399
Valley National Bancorp	27,666	326,735
Veritex Holdings, Inc. (a)	1,271	33,465
Washington Trust Bancorp, Inc.	1,652	85,161
WashingtonFirst Bankshares, Inc.	1,113	38,432
WesBanco, Inc.	4,394	173,739
West Bancorp, Inc.	1,605	37,958
Westamerica Bancorporation	2,938	164,646
Wintrust Financial Corp.	6,057	462,997
Xenith Bankshares, Inc. (a)	868	26,960

		23,149,964

BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a)	1,011	133,604
Coca-Cola Bottling Co. Consolidated	636	145,561
Craft Brew Alliance, Inc. (a)	1,215	20,473
MGP Ingredients, Inc.	1,519	77,727
National Beverage Corp.	1,335	124,903
Primo Water Corp. (a)	2,750	34,925

		537,193

BIOTECHNOLOGY — 5.3%
Acceleron Pharma, Inc. (a)	3,205	97,400
Achillion Pharmaceuticals, Inc. (a)	18,294	83,969
Acorda Therapeutics, Inc. (a)	4,680	92,196
Adamas Pharmaceuticals, Inc. (a)	1,600	27,984
Aduro Biotech, Inc. (a)	4,403	50,194
Advaxis, Inc. (a) (b)	4,292	27,855
Agenus, Inc. (a)	8,986	35,135
Aimmune Therapeutics, Inc. (a)	3,247	66,758
Akebia Therapeutics, Inc. (a)	4,554	65,441
Alder Biopharmaceuticals, Inc. (a)	5,480	62,746
AMAG Pharmaceuticals, Inc. (a)	3,789	69,718
Amicus Therapeutics, Inc. (a)	18,160	182,871
Anavex Life Sciences Corp. (a)	4,473	23,796
Arena Pharmaceuticals, Inc. (a)	4,357	73,503
Array BioPharma, Inc. (a)	18,561	155,356
Atara Biotherapeutics, Inc. (a)	2,768	38,752
Audentes Therapeutics, Inc. (a)	4,800	91,824
Avexis, Inc. (a)	2,636	216,574
Axovant Sciences, Ltd. (a)	2,857	66,254
Bellicum Pharmaceuticals, Inc. (a) (b)	2,633	30,753
BioCryst Pharmaceuticals, Inc. (a)	9,356	52,019
Biohaven Pharmaceutical Holding Co., Ltd. (a)	2,200	55,000
BioSpecifics Technologies Corp. (a)	972	48,124
BioTime, Inc. (a)	6,430	20,255
Bluebird Bio, Inc. (a)	4,761	500,143
Blueprint Medicines Corp. (a)	5,411	274,175
Calithera Biosciences, Inc. (a)	4,500	66,825
Cara Therapeutics, Inc. (a) (b)	2,591	39,875
Celldex Therapeutics, Inc. (a)	10,658	26,325
Chimerix, Inc. (a)	4,816	26,247
Clovis Oncology, Inc. (a)	4,315	404,013
Coherus Biosciences, Inc. (a)	4,379	62,839
Concert Pharmaceuticals, Inc. (a)	1,655	23,087
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	8,600	54,180
Curis, Inc. (a)	14,645	27,679
Cytokinetics, Inc. (a)	3,818	46,198
CytomX Therapeutics, Inc. (a)	2,538	39,339
Dynavax Technologies Corp. (a) (b)	6,623	63,912
Eagle Pharmaceuticals, Inc. (a)	1,027	81,020
Edge Therapeutics, Inc. (a)	2,119	21,741
Editas Medicine, Inc. (a) (b)	5,936	99,606
Emergent BioSolutions, Inc. (a)	3,776	128,044
Enanta Pharmaceuticals, Inc. (a)	1,704	61,310
Epizyme, Inc. (a)	4,692	70,849
Esperion Therapeutics, Inc. (a)	1,484	68,680
Exact Sciences Corp. (a)	12,300	435,051
FibroGen, Inc. (a)	7,052	227,780
Five Prime Therapeutics, Inc. (a)	3,195	96,201
Flexion Therapeutics, Inc. (a)	3,249	65,695
Foundation Medicine, Inc. (a) (b)	1,551	61,652
Genomic Health, Inc. (a)	1,971	64,156
Geron Corp. (a) (b)	26,389	73,098
Global Blood Therapeutics, Inc. (a)	5,161	141,153
Halozyme Therapeutics, Inc. (a)	12,050	154,481
Heron Therapeutics, Inc. (a) (b)	5,231	72,449
Idera Pharmaceuticals, Inc. (a)	17,065	29,352
Ignyta, Inc. (a)	8,669	89,724
ImmunoGen, Inc. (a) (b)	9,338	66,393
Immunomedics, Inc. (a)	10,821	95,549
Inovio Pharmaceuticals, Inc. (a)	10,897	85,432
Insmed, Inc. (a)	7,164	122,934
Insys Therapeutics, Inc. (a) (b)	2,493	31,536
Intellia Therapeutics, Inc. (a) (b)	1,060	16,960
Invitae Corp. (a)	2,962	28,317
Iovance Biotherapeutics, Inc. (a)	8,370	61,520
Ironwood Pharmaceuticals, Inc. (a)	16,211	306,064
Karyopharm Therapeutics, Inc. (a)	3,856	34,897
Keryx Biopharmaceuticals, Inc. (a) (b)	9,499	68,678
Kite Pharma, Inc. (a)	5,963	618,184
La Jolla Pharmaceutical Co. (a)	2,025	60,284
Lexicon Pharmaceuticals, Inc. (a)	5,746	94,522
Ligand Pharmaceuticals, Inc. (a)	2,227	270,358
Loxo Oncology, Inc. (a)	2,732	219,079
MacroGenics, Inc. (a)	3,707	64,910
MiMedx Group, Inc. (a) (b)	12,356	184,969
Minerva Neurosciences, Inc. (a)	1,910	16,904
Momenta Pharmaceuticals, Inc. (a)	7,657	129,403
Myriad Genetics, Inc. (a)	7,706	199,123
NantKwest, Inc. (a) (b)	2,322	17,624
Natera, Inc. (a)	3,174	34,470
Novavax, Inc. (a)	38,754	44,567
Organovo Holdings, Inc. (a) (b)	10,032	26,384
Otonomy, Inc. (a)	3,016	56,852
PDL BioPharma, Inc.	26,941	66,544
Portola Pharmaceuticals, Inc. (a)	5,873	329,886
Progenics Pharmaceuticals, Inc. (a)	8,175	55,508
Prothena Corp. PLC (a)	4,323	233,961
PTC Therapeutics, Inc. (a)	3,808	69,801
Puma Biotechnology, Inc. (a)	3,186	278,456
Ra Pharmaceuticals, Inc. (a)	3,400	63,716
Radius Health, Inc. (a)	5,477	247,725

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
REGENXBIO, Inc. (a)	2,750	$54,313
Repligen Corp. (a)	4,363	180,803
Retrophin, Inc. (a)	3,891	75,446
Rigel Pharmaceuticals, Inc. (a)	14,853	40,549
Sage Therapeutics, Inc. (a)	3,709	295,385
Sangamo Therapeutics, Inc. (a)	7,756	68,253
Sarepta Therapeutics, Inc. (a)	5,890	198,552
Seres Therapeutics, Inc. (a)	2,133	24,103
Spark Therapeutics, Inc. (a)	3,853	230,178
Spectrum Pharmaceuticals, Inc. (a)	10,018	74,634
Synergy Pharmaceuticals, Inc. (a) (b)	27,125	120,706
Syros Pharmaceuticals, Inc. (a)	3,300	53,097
TG Therapeutics, Inc. (a) (b)	5,219	52,451
Trevena, Inc. (a)	5,636	12,963
Ultragenyx Pharmaceutical, Inc. (a)	4,479	278,191
Vanda Pharmaceuticals, Inc. (a)	4,104	66,895
Versartis, Inc. (a)	3,864	67,427
Voyager Therapeutics, Inc. (a)	1,483	13,288
XBiotech, Inc. (a) (b)	2,119	9,959
Xencor, Inc. (a)	3,873	81,759
ZIOPHARM Oncology, Inc. (a) (b)	14,113	87,783

		11,819,601

BUILDING PRODUCTS — 1.3%
AAON, Inc.	4,737	174,558
Advanced Drainage Systems, Inc.	3,898	78,350
American Woodmark Corp. (a)	1,661	158,709
Apogee Enterprises, Inc.	3,607	205,022
Armstrong Flooring, Inc. (a)	2,750	49,418
Builders FirstSource, Inc. (a)	9,817	150,396
Caesarstone, Ltd. (a)	2,750	96,387
Continental Building Products, Inc. (a)	4,088	95,250
CSW Industrials, Inc. (a)	1,701	65,744
Gibraltar Industries, Inc. (a)	3,549	126,522
Griffon Corp.	3,403	74,696
Insteel Industries, Inc.	2,119	69,863
JELD-WEN Holding, Inc. (a)	3,300	107,118
Masonite International Corp. (a)	3,594	271,347
NCI Building Systems, Inc. (a)	3,335	55,695
Patrick Industries, Inc. (a)	1,829	133,243
PGT Innovations, Inc. (a)	5,889	75,379
Ply Gem Holdings, Inc. (a)	2,513	45,108
Quanex Building Products Corp.	3,883	82,125
Simpson Manufacturing Co., Inc.	5,476	239,356
Trex Co., Inc. (a)	3,583	242,426
Universal Forest Products, Inc.	2,260	197,321

		2,794,033

CAPITAL MARKETS — 1.3%
Arlington Asset Investment Corp. Class A	2,245	30,689
Artisan Partners Asset Management, Inc. Class A	6,400	196,480
B. Riley Financial, Inc.	2,900	53,795
Cohen & Steers, Inc.	2,509	101,715
Cowen, Inc. (a)	2,629	42,721
Diamond Hill Investment Group, Inc.	324	64,606
Donnelley Financial Solutions, Inc. (a)	3,800	87,248
Evercore Partners, Inc. Class A	4,575	322,537
Financial Engines, Inc.	6,309	230,909
Greenhill & Co., Inc.	3,125	62,812
Hamilton Lane, Inc. Class A	2,300	50,577
Houlihan Lokey, Inc.	2,017	70,393
INTL. FCStone, Inc. (a)	1,643	62,040
Investment Technology Group, Inc.	3,969	84,302
KCG Holdings, Inc. Class A (a)	6,047	120,577
Ladenburg Thalmann Financial Services, Inc. (a)	12,222	29,822
Moelis & Co. Class A	2,486	96,581
OM Asset Management PLC	5,876	87,317
Piper Jaffray Cos	1,803	108,090
PJT Partners, Inc. Class A	2,119	85,226
Pzena Investment Management, Inc. Class A	1,335	13,564
Safeguard Scientifics, Inc. (a)	2,474	29,441
Stifel Financial Corp. (a)	7,315	336,344
Virtu Financial, Inc. Class A	2,981	52,615
Virtus Investment Partners, Inc.	797	88,427
Waddell & Reed Financial, Inc. Class A	10,384	196,050
Westwood Holdings Group, Inc.	814	46,146
WisdomTree Investments, Inc. (b)	13,420	136,481

		2,887,505

CHEMICALS — 2.1%
A Schulman, Inc.	3,340	106,880
AdvanSix, Inc. (a)	4,400	137,456
American Vanguard Corp.	3,348	57,753
Balchem Corp.	3,710	288,304
Calgon Carbon Corp.	5,621	84,877
Chase Corp.	761	81,199
Codexis, Inc. (a)	4,441	24,203
Ferro Corp. (a)	9,467	173,151
Flotek Industries, Inc. (a)	5,945	53,148
FutureFuel Corp.	2,588	39,053
GCP Applied Technologies, Inc. (a)	8,027	244,824
Hawkins, Inc.	1,051	48,714
HB Fuller Co.	5,798	296,336
Ingevity Corp. (a)	4,852	278,505
Innophos Holdings, Inc.	2,316	101,533
Innospec, Inc.	2,697	176,788
KMG Chemicals, Inc.	1,091	53,099
Koppers Holdings, Inc. (a)	2,462	89,001
Kraton Corp. (a)	3,335	114,857
Kronos Worldwide, Inc.	2,298	41,870
LSB Industries, Inc. (a)	2,243	23,170
Minerals Technologies, Inc.	4,328	316,810
OMNOVA Solutions, Inc. (a)	5,513	53,752
PolyOne Corp.	10,258	397,395
Quaker Chemical Corp.	1,419	206,081
Rayonier Advanced Materials, Inc.	5,196	81,681
Sensient Technologies Corp.	5,067	408,046
Stepan Co.	2,208	192,405
Trecora Resources (a)	2,355	26,494
Tredegar Corp.	2,911	44,393
Trinseo SA	5,225	358,957
Tronox, Ltd. Class A	8,046	121,656

		4,722,391

COMMERCIAL SERVICES & SUPPLIES — 2.6%
ABM Industries, Inc.	6,542	271,624

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
ACCO Brands Corp. (a)	12,417	$144,658
Advanced Disposal Services, Inc. (a)	4,700	106,831
Brady Corp. Class A	5,313	180,111
Brink’s Co.	5,735	384,245
Casella Waste Systems, Inc. Class A (a)	4,517	74,124
CECO Environmental Corp.	3,778	34,682
Covanta Holding Corp.	17,800	234,960
Deluxe Corp.	5,776	399,815
Ennis, Inc.	3,071	58,656
Essendant, Inc.	4,239	62,864
Healthcare Services Group, Inc.	8,356	391,311
Heritage-Crystal Clean, Inc. (a)	1,854	29,479
Herman Miller, Inc.	6,640	201,856
HNI Corp.	5,650	225,266
Hudson Technologies, Inc. (a)	7,100	59,995
InnerWorkings, Inc. (a)	4,716	54,706
Interface, Inc.	7,317	143,779
Kimball International, Inc. Class B	4,871	81,297
Knoll, Inc.	5,459	109,453
LSC Communications, Inc.	5,300	113,420
Matthews International Corp. Class A	3,618	221,603
McGrath RentCorp.	2,932	101,535
Mobile Mini, Inc.	5,031	150,175
MSA Safety, Inc.	3,897	316,319
Multi-Color Corp.	1,727	140,923
Quad/Graphics, Inc.	3,238	74,215
RR Donnelley & Sons Co.	13,700	171,798
SP Plus Corp. (a)	2,070	63,239
Steelcase, Inc. Class A	9,725	136,150
Team, Inc. (a)	3,360	78,792
Tetra Tech, Inc.	6,920	316,590
UniFirst Corp.	1,815	255,370
US Ecology, Inc.	2,484	125,442
Viad Corp.	2,417	114,203
VSE Corp.	1,076	48,398
West Corp.	5,197	121,194

		5,799,078

COMMUNICATIONS EQUIPMENT — 1.9%
ADTRAN, Inc.	5,259	108,598
Applied Optoelectronics, Inc. (a) (b)	2,149	132,787
CalAmp Corp. (a)	4,109	83,536
Calix, Inc. (a)	4,626	31,688
Ciena Corp. (a)	17,290	432,596
Comtech Telecommunications Corp.	3,568	67,685
Digi International, Inc. (a)	3,034	30,795
EMCORE Corp.	3,296	35,102
Extreme Networks, Inc. (a)	12,202	112,502
Finisar Corp. (a)	12,650	328,647
Harmonic, Inc. (a)	10,446	54,841
Infinera Corp. (a)	16,037	171,115
InterDigital, Inc.	4,136	319,713
Lumentum Holdings, Inc. (a)	7,192	410,304
NETGEAR, Inc. (a)	3,759	162,013
NetScout Systems, Inc. (a)	11,001	378,434
Oclaro, Inc. (a) (b)	20,614	192,535
Plantronics, Inc.	3,868	202,335
Quantenna Communications, Inc. (a)	3,900	74,100
ShoreTel, Inc. (a)	6,700	38,860
Sonus Networks, Inc. (a)	4,889	36,374
Ubiquiti Networks, Inc. (a) (b)	3,080	160,068
ViaSat, Inc. (a)	6,104	404,085
Viavi Solutions, Inc. (a)	26,181	275,686

		4,244,399

CONSTRUCTION & ENGINEERING — 1.2%
Aegion Corp. (a)	3,918	85,726
Argan, Inc.	1,429	85,740
Chicago Bridge & Iron Co. NV	14,100	278,193
Comfort Systems USA, Inc.	4,341	161,051
Dycom Industries, Inc. (a)	3,546	317,438
EMCOR Group, Inc.	7,162	468,251
Granite Construction, Inc.	4,766	229,912
Great Lakes Dredge & Dock Corp. (a)	6,969	29,967
HC2 Holdings, Inc. (a)	4,667	27,442
KBR, Inc.	20,500	312,010
MasTec, Inc. (a)	7,481	337,767
MYR Group, Inc. (a)	2,019	62,629
NV5 Global, Inc. (a)	972	41,310
Primoris Services Corp.	4,840	120,710
Sterling Construction Co., Inc. (a)	7,200	94,104
Tutor Perini Corp. (a)	4,349	125,034

		2,777,284

CONSTRUCTION MATERIALS — 0.2%
Summit Materials, Inc. Class A (a)	11,948	344,939
United States Lime & Minerals, Inc.	316	24,796
US Concrete, Inc. (a) (b)	1,656	130,079

		499,814

CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a)	3,240	130,086
Enova International, Inc. (a)	2,723	40,436
EZCORP, Inc. Class A (a)	5,946	45,784
Firstcash, Inc.	5,622	327,763
Green Dot Corp. Class A (a)	4,837	186,370
LendingClub Corp. (a)	39,577	218,069
Nelnet, Inc. Class A	2,513	118,136
PRA Group, Inc. (a)	5,239	198,558
Regional Management Corp. (a)	2,265	53,522
World Acceptance Corp. (a)	734	54,984

		1,373,708

CONTAINERS & PACKAGING — 0.1%
Greif, Inc. Class A	3,440	191,883
Myers Industries, Inc.	2,663	47,801

		239,684

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	5,361	177,235

DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc.	7,163	271,836
American Public Education, Inc. (a)	1,661	39,283
Ascent Capital Group, Inc. Class A (a)	1,432	21,995
Bridgepoint Education, Inc. (a)	2,556	37,727
Capella Education Co.	1,312	112,307
Career Education Corp. (a)	8,103	77,789
Carriage Services, Inc.	1,816	48,959
Chegg, Inc. (a)	10,626	130,594
Grand Canyon Education, Inc. (a)	5,100	399,891
Houghton Mifflin Harcourt Co. (a)	14,120	173,676

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
K12, Inc. (a)	3,788	$67,881
Laureate Education, Inc. Class A (a)	6,000	105,180
Regis Corp. (a)	4,345	44,623
Sotheby’s (a)	4,862	260,944
Strayer Education, Inc.	1,275	118,855
Weight Watchers International, Inc. (a) (b)	3,070	102,599

		2,014,139

DIVERSIFIED FINANCIAL SERVICES — 0.1%
FNFV Group (a)	7,127	112,606
GAIN Capital Holdings, Inc.	5,320	33,144
Marlin Business Services Corp.	945	23,767
NewStar Financial, Inc.	3,038	31,899
On Deck Capital, Inc. (a)	5,723	26,669
PICO Holdings, Inc. (a)	2,696	47,180
Tiptree, Inc. Class A	5,181	36,526

		311,791

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ATN International, Inc.	1,239	84,797
Cincinnati Bell, Inc. (a)	4,871	95,228
Cogent Communications Holdings, Inc.	4,902	196,570
Consolidated Communications Holdings, Inc.	6,026	129,378
FairPoint Communications, Inc. (a)	2,475	38,734
Frontier Communications Corp.	164,000	190,240
General Communication, Inc. Class A (a)	3,658	134,029
Globalstar, Inc. (a) (b)	43,954	93,622
IDT Corp. Class B	1,709	24,558
Iridium Communications, Inc. (a) (b)	9,352	103,340
Lumos Networks Corp. (a)	2,243	40,082
ORBCOMM, Inc. (a)	7,339	82,931
pdvWireless, Inc. (a)	1,454	33,878
Straight Path Communications, Inc. Class B (a)	1,127	202,466
Vonage Holdings Corp. (a)	22,288	145,764
Windstream Holdings, Inc. (b)	20,498	79,532

		1,675,149

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	5,945	426,138
El Paso Electric Co.	4,600	237,820
IDACORP, Inc.	5,889	502,626
MGE Energy, Inc.	3,981	256,177
Otter Tail Corp.	4,233	167,627
PNM Resources, Inc.	9,491	363,031
Portland General Electric Co.	10,444	477,186
Spark Energy, Inc. Class A	1,272	23,914

		2,454,519

ELECTRICAL EQUIPMENT — 0.7%
Atkore International Group, Inc. (a)	5,200	117,260
AZZ, Inc.	3,102	173,092
Babcock & Wilcox Enterprises, Inc. (a)	5,269	61,963
Encore Wire Corp.	2,227	95,093
Energous Corp. (a) (b)	1,701	27,658
EnerSys	5,046	365,583
Generac Holdings, Inc. (a)	7,494	270,758
General Cable Corp.	5,354	87,538
LSI Industries, Inc.	2,484	22,480
Plug Power, Inc. (a) (b)	25,221	51,451
Powell Industries, Inc.	1,053	33,685
Sunrun, Inc. (a) (b)	7,447	53,023
Thermon Group Holdings, Inc. (a)	3,707	71,063
Vicor Corp. (a)	2,142	38,342

		1,468,989

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Anixter International, Inc. (a)	3,389	265,020
AVX Corp.	5,707	93,252
Badger Meter, Inc.	3,408	135,809
Bel Fuse, Inc. Class B	1,164	28,751
Belden, Inc.	5,031	379,488
Benchmark Electronics, Inc. (a)	5,694	183,916
Control4 Corp. (a)	2,214	43,417
CTS Corp.	3,865	83,484
Daktronics, Inc.	4,239	40,822
Electro Scientific Industries, Inc. (a)	3,808	31,378
ePlus, Inc. (a)	1,578	116,930
Fabrinet (a)	3,897	166,246
FARO Technologies, Inc. (a)	1,983	74,957
Fitbit, Inc. Class A (a)	27,000	143,370
II-VI, Inc. (a)	6,739	231,148
Insight Enterprises, Inc. (a)	4,402	176,036
Itron, Inc. (a)	3,949	267,545
KEMET Corp. (a)	6,500	83,200
Kimball Electronics, Inc. (a)	3,794	68,482
Knowles Corp. (a)	10,084	170,621
Littelfuse, Inc.	2,693	444,345
Maxwell Technologies, Inc. (a)	4,020	24,080
Mesa Laboratories, Inc.	322	46,146
Methode Electronics, Inc.	4,295	176,954
MTS Systems Corp.	2,178	112,820
Novanta, Inc. (a)	3,568	128,448
OSI Systems, Inc. (a)	1,921	144,363
Park Electrochemical Corp.	2,474	45,571
PC Connection, Inc.	1,105	29,901
Plexus Corp. (a)	3,788	199,135
Rogers Corp. (a)	2,135	231,904
Sanmina Corp. (a)	8,291	315,887
ScanSource, Inc. (a)	3,039	122,472
SYNNEX Corp.	3,502	420,100
Systemax, Inc.	3,100	58,280
Tech Data Corp. (a)	4,181	422,281
TTM Technologies, Inc. (a)	11,184	194,154
VeriFone Systems, Inc. (a)	14,300	258,830
Vishay Intertechnology, Inc.	15,407	255,756
Vishay Precision Group, Inc. (a)	1,431	24,756

		6,440,055

ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	8,452	96,353
Atwood Oceanics, Inc. (a)	8,816	71,850
Basic Energy Services, Inc. (a)	2,800	69,720
Bristow Group, Inc. (b)	3,918	29,973
C&J Energy Services, Inc. (a)	5,500	188,485
Diamond Offshore Drilling, Inc. (a)	8,800	95,304
Dril-Quip, Inc. (a)	3,800	185,440

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Ensco PLC Class A	36,200	$186,792
Exterran Corp. (a)	3,816	101,887
Fairmount Santrol Holdings, Inc. (a)	24,640	96,096
Forum Energy Technologies, Inc. (a)	7,537	117,577
Frank’s International NV	9,200	76,268
Geospace Technologies Corp. (a)	1,496	20,690
Helix Energy Solutions Group, Inc. (a)	15,506	87,454
Keane Group, Inc. (a) (b)	4,900	78,400
Matrix Service Co. (a)	3,038	28,405
McDermott International, Inc. (a)	35,781	256,550
Natural Gas Services Group, Inc. (a)	1,480	36,778
NCS Multistage Holdings, Inc. (a)	2,300	57,914
Newpark Resources, Inc. (a)	10,252	75,352
Noble Corp. PLC	33,500	121,270
Oil States International, Inc. (a)	6,297	170,964
Parker Drilling Co. (a)	13,866	18,719
ProPetro Holding Corp. (a)	4,000	55,840
RigNet, Inc. (a)	1,423	22,839
Rowan Cos. PLC Class A (a)	14,000	143,360
SEACOR Holdings, Inc. (a)	1,964	67,365
SEACOR Marine Holdings, Inc. (a)	1,973	40,170
Superior Energy Services, Inc. (a)	19,600	204,428
Tesco Corp. (a)	7,222	32,138
TETRA Technologies, Inc. (a)	15,434	43,061
Unit Corp. (a)	5,964	111,706
US Silica Holdings, Inc.	10,097	358,342

		3,347,490

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
Cousins Properties, Inc. REIT	47,544	417,912
MedEquities Realty Trust, Inc. REIT	10,600	133,772
Parkway, Inc. REIT	5,120	117,197
Quality Care Properties, Inc. REIT (a)	12,700	232,537
Whitestone REIT	4,559	55,847

		957,265

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	3,039	103,782
Chefs’ Warehouse, Inc. (a)	1,971	25,623
Ingles Markets, Inc. Class A	1,755	58,441
Performance Food Group Co. (a)	9,209	252,327
PriceSmart, Inc.	2,452	214,795
Smart & Final Stores, Inc. (a)	2,315	21,067
SpartanNash Co.	4,241	110,096
SUPERVALU, Inc. (a)	30,737	101,125
United Natural Foods, Inc. (a)	5,726	210,144
Village Super Market, Inc. Class A	1,139	29,523
Weis Markets, Inc.	1,106	53,884

		1,180,807

FOOD PRODUCTS — 1.3%
Amplify Snack Brands, Inc. (a) (b)	3,356	32,352
B&G Foods, Inc.	7,550	268,780
Cal-Maine Foods, Inc. (b)	3,712	146,995
Calavo Growers, Inc.	1,810	124,981
Darling Ingredients, Inc. (a)	18,485	290,954
Dean Foods Co.	10,286	174,862
Farmer Brothers Co. (a)	1,013	30,643
Fresh Del Monte Produce, Inc.	3,763	191,574
Freshpet, Inc. (a)	2,424	40,238
Hostess Brands, Inc. (a)	8,700	140,070
J&J Snack Foods Corp.	1,730	228,481
John B Sanfilippo & Son, Inc.	945	59,639
Lancaster Colony Corp.	2,294	281,290
Landec Corp. (a)	2,965	44,030
Limoneira Co.	1,607	37,974
Omega Protein Corp.	2,301	41,188
Sanderson Farms, Inc.	2,262	261,600
Seneca Foods Corp. Class A (a)	733	22,760
Snyder’s-Lance, Inc.	9,784	338,722
Tootsie Roll Industries, Inc. (b)	2,036	70,955

		2,828,088

GAS UTILITIES — 1.2%
Chesapeake Utilities Corp.	1,764	132,212
Delta Natural Gas Co., Inc.	1,060	32,298
New Jersey Resources Corp.	9,873	391,958
Northwest Natural Gas Co.	3,012	180,268
ONE Gas, Inc.	6,250	436,313
South Jersey Industries, Inc.	9,366	320,036
Southwest Gas Holdings, Inc.	5,536	404,460
Spire, Inc.	5,107	356,213
WGL Holdings, Inc.	6,064	505,920

		2,759,678

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abaxis, Inc.	2,580	136,792
Accuray, Inc. (a)	8,566	40,688
Analogic Corp.	1,552	112,753
AngioDynamics, Inc. (a)	2,911	47,187
Anika Therapeutics, Inc. (a)	1,599	78,895
Antares Pharma, Inc. (a)	24,000	77,280
AtriCure, Inc. (a)	3,864	93,702
Atrion Corp.	159	102,285
AxoGen, Inc. (a)	2,962	49,613
Cantel Medical Corp.	4,152	323,482
Cardiovascular Systems, Inc. (a)	3,760	121,185
Cerus Corp. (a)	10,658	26,752
CONMED Corp.	3,123	159,086
CryoLife, Inc.	4,079	81,376
Cutera, Inc. (a)	1,377	35,664
Endologix, Inc. (a)	9,203	44,727
Exactech, Inc. (a)	1,105	32,929
GenMark Diagnostics, Inc. (a)	4,869	57,600
Glaukos Corp. (a)	3,913	162,272
Globus Medical, Inc. Class A (a)	7,892	261,620
Haemonetics Corp. (a)	6,482	255,974
Halyard Health, Inc. (a)	5,973	234,619
ICU Medical, Inc. (a)	1,813	312,742
Inogen, Inc. (a)	1,916	182,825
Insulet Corp. (a)	6,640	340,698
Integer Holdings Corp. (a)	3,597	155,570
Integra LifeSciences Holdings Corp. (a)	7,199	392,417
Invacare Corp.	3,735	49,302
InVivo Therapeutics Holdings Corp. (a) (b)	4,051	10,938
iRhythm Technologies, Inc. (a)	2,400	101,976
K2M Group Holdings, Inc. (a)	6,671	162,506
Lantheus Holdings, Inc. (a)	3,600	63,540
LeMaitre Vascular, Inc.	1,377	42,990

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
LivaNova PLC (a)	5,800	$355,018
Masimo Corp. (a)	4,833	440,673
Meridian Bioscience, Inc.	4,840	76,230
Merit Medical Systems, Inc. (a)	6,156	234,851
Natus Medical, Inc. (a)	3,683	137,376
Neogen Corp. (a)	4,297	296,966
Nevro Corp. (a)	2,886	214,805
Novocure, Ltd. (a) (b)	5,850	101,205
NuVasive, Inc. (a)	6,096	468,904
NxStage Medical, Inc. (a)	7,530	188,777
OraSure Technologies, Inc. (a)	6,533	112,760
Orthofix International NV (a)	1,864	86,639
Oxford Immunotec Global PLC (a)	3,069	51,621
Penumbra, Inc. (a)	3,127	274,394
Pulse Biosciences, Inc. (a)	1,400	48,342
Quidel Corp. (a)	3,253	88,286
Rockwell Medical, Inc. (a) (b)	5,791	45,923
RTI Surgical, Inc. (a)	6,532	38,212
Spectranetics Corp. (a)	4,717	181,133
STAAR Surgical Co. (a)	4,187	45,220
Surmodics, Inc. (a)	1,711	48,165
Tactile Systems Technology, Inc. (a)	1,900	54,302
Utah Medical Products, Inc.	373	27,005
Varex Imaging Corp. (a)	5,300	179,140
Wright Medical Group NV (a)	12,809	352,119

		8,500,051

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aceto Corp.	3,178	49,100
Addus HomeCare Corp. (a)	1,181	43,933
Almost Family, Inc. (a)	1,645	101,414
Amedisys, Inc. (a)	3,328	209,032
AMN Healthcare Services, Inc. (a)	5,266	205,637
BioScrip, Inc. (a) (b)	12,940	35,132
BioTelemetry, Inc. (a)	2,910	97,339
Capital Senior Living Corp. (a)	3,338	50,771
Chemed Corp.	1,819	372,040
Civitas Solutions, Inc. (a)	1,920	33,600
Community Health Systems, Inc. (a)	12,462	124,121
CorVel Corp. (a)	1,291	61,258
Cross Country Healthcare, Inc. (a)	3,601	46,489
Diplomat Pharmacy, Inc. (a)	5,206	77,049
Ensign Group, Inc.	5,887	128,160
HealthEquity, Inc. (a)	5,408	269,481
HealthSouth Corp.	10,135	490,534
Kindred Healthcare, Inc.	9,861	114,881
Landauer, Inc.	1,146	59,936
LHC Group, Inc. (a)	1,804	122,473
Magellan Health, Inc. (a)	2,860	208,494
Molina Healthcare, Inc. (a)	5,379	372,119
National HealthCare Corp.	1,239	86,903
National Research Corp. Class A	1,164	31,312
Owens & Minor, Inc.	6,863	220,920
PharMerica Corp. (a)	3,415	89,644
Providence Service Corp. (a)	1,526	77,231
R1 RCM, Inc. (a)	18,400	69,000
RadNet, Inc. (a)	7,817	60,582
Select Medical Holdings Corp. (a)	12,268	188,314
Surgery Partners, Inc. (a)	2,196	49,959
Teladoc, Inc. (a)	6,608	229,298
Tenet Healthcare Corp. (a)	10,800	208,872
Tivity Health, Inc. (a)	3,757	149,716
Triple-S Management Corp. Class B (a)	2,698	45,623
US Physical Therapy, Inc.	1,377	83,171

		4,863,538

HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	23,600	301,136
Castlight Health, Inc. Class B (a) (b)	3,360	13,944
Computer Programs & Systems, Inc. (b)	1,269	41,623
Cotiviti Holdings, Inc. (a)	3,183	118,217
Evolent Health, Inc. Class A (a)	5,445	138,031
HealthStream, Inc. (a)	2,911	76,618
HMS Holdings Corp. (a)	10,063	186,165
Inovalon Holdings, Inc. Class A (a) (b)	10,300	135,445
Medidata Solutions, Inc. (a)	6,376	498,603
Omnicell, Inc. (a)	4,021	173,305
Quality Systems, Inc. (a)	5,787	99,594
Vocera Communications, Inc. (a)	3,110	82,166

		1,864,847

HOTELS, RESTAURANTS & LEISURE — 3.3%
Belmond, Ltd. Class A (a)	10,139	134,849
Biglari Holdings, Inc. (a)	169	67,556
BJ’s Restaurants, Inc. (a)	2,642	98,414
Bloomin’ Brands, Inc.	12,802	271,786
Bob Evans Farms, Inc.	2,615	187,835
Bojangles’, Inc. (a)	837	13,601
Boyd Gaming Corp.	9,913	245,942
Brinker International, Inc.	5,900	224,790
Buffalo Wild Wings, Inc. (a)	1,893	239,843
Caesars Acquisition Co. Class A (a)	5,003	95,307
Caesars Entertainment Corp. (a) (b)	6,871	82,452
Carrols Restaurant Group, Inc. (a)	3,670	44,958
Cheesecake Factory, Inc.	5,332	268,200
Churchill Downs, Inc.	1,758	322,241
Chuy’s Holdings, Inc. (a)	1,918	44,881
ClubCorp Holdings, Inc.	7,318	95,866
Cracker Barrel Old Country Store, Inc. (b)	2,203	368,452
Dave & Buster’s Entertainment, Inc. (a)	5,087	338,336
Del Frisco’s Restaurant Group, Inc. (a)	2,606	41,957
Del Taco Restaurants, Inc. (a)	2,962	40,728
Denny’s Corp. (a)	8,511	100,174
DineEquity, Inc.	2,087	91,932
El Pollo Loco Holdings, Inc. (a)	2,400	33,240
Eldorado Resorts, Inc. (a)	6,562	131,240
Fiesta Restaurant Group, Inc. (a)	2,983	61,599
Golden Entertainment, Inc. (a)	1,271	26,322
Habit Restaurants, Inc. Class A (a)	1,179	18,628
ILG, Inc.	12,646	347,639
International Speedway Corp. Class A	3,180	119,409
Intrawest Resorts Holdings, Inc. (a)	2,253	53,486
Jack in the Box, Inc.	3,519	346,621
La Quinta Holdings, Inc. (a)	9,255	136,696
Marcus Corp.	2,227	67,255
Marriott Vacations Worldwide Corp.	2,581	303,913
Monarch Casino & Resort, Inc. (a)	1,559	47,160
Nathan’s Famous, Inc. (a)	424	26,712
Papa John’s International, Inc.	3,201	229,704

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Penn National Gaming, Inc. (a)	9,440	$202,016
Pinnacle Entertainment, Inc. (a)	6,533	129,092
Planet Fitness, Inc. Class A	9,864	230,226
Potbelly Corp. (a)	2,986	34,339
Red Robin Gourmet Burgers, Inc. (a)	1,497	97,679
Red Rock Resorts, Inc. Class A	7,874	185,433
Ruth’s Hospitality Group, Inc.	3,544	77,082
Scientific Games Corp. Class A (a)	5,908	154,199
SeaWorld Entertainment, Inc.	7,710	125,442
Shake Shack, Inc. Class A (a)	1,919	66,935
Sonic Corp.	5,394	142,887
Speedway Motorsports, Inc.	1,322	24,153
Texas Roadhouse, Inc.	7,616	388,035
Wingstop, Inc.	3,710	114,639
Zoe’s Kitchen, Inc. (a) (b)	2,026	24,130

		7,366,011

HOUSEHOLD DURABLES — 1.4%
Bassett Furniture Industries, Inc.	1,107	42,011
Beazer Homes USA, Inc. (a)	5,242	71,920
Cavco Industries, Inc. (a)	987	127,965
Century Communities, Inc. (a)	1,655	41,044
CSS Industries, Inc.	973	25,454
Ethan Allen Interiors, Inc.	2,860	92,378
Flexsteel Industries, Inc.	970	52,487
GoPro, Inc. Class A (a) (b)	11,411	92,771
Green Brick Partners, Inc. (a)	3,124	35,770
Helen of Troy, Ltd. (a)	3,227	303,661
Hooker Furniture Corp.	1,407	57,898
Hovnanian Enterprises, Inc. Class A (a)	13,101	36,683
Installed Building Products, Inc. (a)	2,319	122,791
iRobot Corp. (a)	3,032	255,112
KB Home	10,703	256,551
La-Z-Boy, Inc.	5,860	190,450
LGI Homes, Inc. (a) (b)	1,711	68,748
M/I Homes, Inc. (a)	2,805	80,083
MDC Holdings, Inc.	5,547	195,975
Meritage Homes Corp. (a)	4,242	179,012
NACCO Industries, Inc. Class A	540	38,259
Taylor Morrison Home Corp. Class A (a)	6,896	165,573
TopBuild Corp. (a)	4,441	235,684
TRI Pointe Group, Inc. (a)	19,308	254,673
Universal Electronics, Inc. (a)	1,633	109,166
William Lyon Homes Class A (a)	2,825	68,195
ZAGG, Inc. (a)	3,020	26,123

		3,226,437

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. Class A (a)	4,827	144,907
HRG Group, Inc. (a)	13,367	236,730
Oil-Dri Corp. of America	840	35,288
Orchids Paper Products Co. (b)	1,186	15,359
WD-40 Co.	1,767	194,988

		627,272

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Atlantic Power Corp. (a)	14,026	33,663
Dynegy, Inc. (a)	13,304	110,024
NRG Yield, Inc. Class A	3,865	65,937
NRG Yield, Inc. Class C	8,068	141,997
Ormat Technologies, Inc.	4,571	268,226
Pattern Energy Group, Inc.	7,926	188,956
TerraForm Global, Inc. Class A (a)	10,926	55,176
TerraForm Power, Inc. Class A (a)	10,134	121,608

		985,587

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	4,002	133,267

INSURANCE — 2.5%
Ambac Financial Group, Inc. (a)	4,817	83,575
American Equity Investment Life Holding Co.	10,363	272,340
AMERISAFE, Inc.	2,173	123,752
AmTrust Financial Services, Inc.	12,000	181,680
Argo Group International Holdings, Ltd.	3,230	195,738
Baldwin & Lyons, Inc. Class B	1,055	25,848
Citizens, Inc. (a) (b)	5,054	37,299
CNO Financial Group, Inc.	20,557	429,230
eHealth, Inc. (a)	2,144	40,307
EMC Insurance Group, Inc.	1,098	30,503
Employers Holdings, Inc.	3,579	151,392
Enstar Group, Ltd. (a)	1,299	258,046
FBL Financial Group, Inc. Class A	1,293	79,520
Federated National Holding Co.	1,584	25,344
Fidelity & Guaranty Life	1,335	41,452
Genworth Financial, Inc. Class A (a)	57,027	214,992
Global Indemnity, Ltd. (a)	1,044	40,476
Greenlight Capital Re, Ltd. Class A (a)	3,287	68,698
HCI Group, Inc.	1,146	53,839
Health Insurance Innovations, Inc. Class A (a)	2,100	49,350
Heritage Insurance Holdings, Inc.	3,389	44,125
Horace Mann Educators Corp.	4,572	172,822
Infinity Property & Casualty Corp.	1,171	110,074
Investors Title Co.	212	41,009
James River Group Holdings, Ltd.	1,662	66,031
Kemper Corp.	4,573	176,518
Kinsale Capital Group, Inc.	2,200	82,082
Maiden Holdings, Ltd.	8,139	90,343
MBIA, Inc. (a)	15,196	143,298
National General Holdings Corp.	5,370	113,307
National Western Life Group, Inc. Class A	269	85,978
Navigators Group, Inc.	2,657	145,869
OneBeacon Insurance Group, Ltd. Class A	2,695	49,130
Primerica, Inc.	5,428	411,171
RLI Corp.	4,560	249,067
Safety Insurance Group, Inc.	1,534	104,772
Selective Insurance Group, Inc.	6,659	333,283
State Auto Financial Corp.	2,292	58,973
State National Cos., Inc.	4,295	78,942
Stewart Information Services Corp.	2,493	113,132
Third Point Reinsurance, Ltd. (a)	8,670	120,513
Trupanion, Inc. (a) (b)	2,058	46,058
United Fire Group, Inc.	2,406	106,008
United Insurance Holdings Corp.	1,818	28,597
Universal Insurance Holdings, Inc.	3,547	89,384

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
WMIH Corp. (a)	24,277	$30,346

		5,494,213

INTERNET & CATALOG RETAIL — 0.6%
1-800-Flowers.com, Inc. Class A (a)	4,971	48,467
Duluth Holdings, Inc. Class B (a)	1,271	23,145
Etsy, Inc. (a)	11,846	177,690
FTD Cos., Inc. (a)	2,173	43,460
Groupon, Inc. (a)	43,400	166,656
HSN, Inc.	3,498	111,586
Lands’ End, Inc. (a) (b)	1,819	27,103
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,244	95,630
Nutrisystem, Inc.	3,348	174,264
Overstock.com, Inc. (a)	1,262	20,571
PetMed Express, Inc.	2,351	95,451
Shutterfly, Inc. (a)	3,976	188,860
Travelport Worldwide, Ltd.	13,258	182,430

		1,355,313

INTERNET SOFTWARE & SERVICES — 2.9%
2U, Inc. (a)	5,583	261,954
Actua Corp. (a)	5,611	78,834
Alarm.com Holdings, Inc. (a)	3,024	113,793
Angie’s List, Inc. (a) (b)	4,902	62,697
Appfolio, Inc. Class A (a)	944	30,774
Apptio, Inc. Class A (a)	3,800	65,930
Bankrate, Inc. (a)	6,109	78,501
Bazaarvoice, Inc. (a)	10,094	49,965
Benefitfocus, Inc. (a) (b)	1,553	56,452
Blucora, Inc. (a)	4,735	100,382
Box, Inc. Class A (a)	9,523	173,699
Brightcove, Inc. (a)	3,071	19,040
Carbonite, Inc. (a)	1,972	42,990
Care.com, Inc. (a)	1,821	27,497
Cars.com, Inc. (a)	7,600	202,388
ChannelAdvisor Corp. (a)	3,262	37,676
Cimpress NV (a) (b)	2,872	271,490
CommerceHub, Inc. Series C (a)	6,900	120,336
Cornerstone OnDemand, Inc. (a)	6,225	222,544
Coupa Software, Inc. (a)	4,000	115,920
Endurance International Group Holdings, Inc. (a)	7,233	60,395
Envestnet, Inc. (a)	4,796	189,922
Five9, Inc. (a)	6,900	148,488
Gogo, Inc. (a) (b)	6,161	71,036
GrubHub, Inc. (a)	9,421	410,756
GTT Communications, Inc. (a)	3,201	101,312
Hortonworks, Inc. (a)	4,610	59,377
Instructure, Inc. (a)	3,771	111,244
Internap Corp. (a)	14,500	53,215
j2 Global, Inc.	5,640	479,908
Limelight Networks, Inc. (a)	16,992	49,107
LivePerson, Inc. (a)	6,533	71,863
Meet Group, Inc. (a)	4,653	23,498
MINDBODY, Inc. Class A (a)	4,868	132,410
MuleSoft, Inc. Class A (a)	2,200	54,868
New Relic, Inc. (a)	3,851	165,631
NIC, Inc.	7,445	141,083
Nutanix, Inc. Class A (a)	4,900	98,735
Okta, Inc. (a)	1,900	43,320
Q2 Holdings, Inc. (a)	2,979	110,074
Quotient Technology, Inc. (a)	7,484	86,066
Shutterstock, Inc. (a)	2,155	94,992
SPS Commerce, Inc. (a)	1,916	122,164
Stamps.com, Inc. (a)	1,857	287,603
TechTarget, Inc. (a)	2,702	28,020
Trade Desk Inc. Class A (a)	2,200	110,242
TrueCar, Inc. (a)	5,844	116,471
Tucows, Inc. Class A (a)	1,300	69,550
Twilio, Inc. Class A (a)	7,500	218,325
Web.com Group, Inc. (a)	4,974	125,842
WebMD Health Corp. (a)	4,365	256,007
Xactly Corp. (a)	2,538	39,720
XO Group, Inc. (a)	3,080	54,270
Yelp, Inc. (a)	9,000	270,180

		6,588,556

IT SERVICES — 1.9%
Acxiom Corp. (a)	8,722	226,598
Blackhawk Network Holdings, Inc. (a)	6,374	277,906
CACI International, Inc. Class A (a)	2,955	369,523
CardConnect Corp. (a)	3,300	49,665
Cardtronics PLC Class A (a)	5,099	167,553
Cass Information Systems, Inc.	1,164	76,405
Convergys Corp.	10,226	243,174
CSG Systems International, Inc.	3,564	144,627
EPAM Systems, Inc. (a)	5,621	472,670
Everi Holdings, Inc. (a)	9,200	66,976
EVERTEC, Inc.	7,264	125,667
ExlService Holdings, Inc. (a)	3,757	208,814
Forrester Research, Inc.	1,053	41,225
Hackett Group, Inc.	2,291	35,511
ManTech International Corp. Class A	2,751	113,836
MAXIMUS, Inc.	7,664	479,996
MoneyGram International, Inc. (a)	3,736	64,446
NeuStar, Inc. Class A (a)	6,259	208,738
Perficient, Inc. (a)	3,842	71,615
Presidio, Inc. (a)	3,200	45,792
Science Applications International Corp.	4,984	345,989
ServiceSource International, Inc. (a)	6,696	25,981
Sykes Enterprises, Inc. (a)	4,724	158,396
Syntel, Inc.	3,603	61,107
TeleTech Holdings, Inc.	1,923	78,458
Unisys Corp. (a)	5,476	70,093
Virtusa Corp. (a)	3,280	96,432

		4,327,193

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	3,500	69,440
American Outdoor Brands Corp. (a)	6,812	150,954
Callaway Golf Co.	9,955	127,225
Johnson Outdoors, Inc. Class A	540	26,033
Malibu Boats, Inc. Class A (a)	2,366	61,209
MCBC Holdings, Inc. (a)	2,900	56,695
Nautilus, Inc. (a)	3,633	69,572
Sturm Ruger & Co., Inc.	2,142	133,125
Vista Outdoor, Inc. (a)	7,900	177,829

		872,082

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Accelerate Diagnostics, Inc. (a) (b)	2,484	$67,937
Albany Molecular Research, Inc. (a)	2,098	45,527
Cambrex Corp. (a)	3,581	213,965
Enzo Biochem, Inc. (a)	5,063	55,895
Fluidigm Corp. (a)	3,038	12,274
INC Research Holdings, Inc. Class A (a)	6,344	371,124
Luminex Corp.	4,341	91,682
NanoString Technologies, Inc. (a)	1,946	32,187
NeoGenomics, Inc. (a)	6,485	58,106
Pacific Biosciences of California, Inc. (a)	9,202	32,759
PAREXEL International Corp. (a)	6,109	530,933
PRA Health Sciences, Inc. (a)	4,007	300,565

		1,812,954

MACHINERY — 3.5%
Actuant Corp. Class A	7,540	185,484
Alamo Group, Inc.	1,077	97,802
Albany International Corp. Class A	3,227	172,322
Altra Industrial Motion Corp.	2,765	110,047
American Railcar Industries, Inc. (b)	944	36,155
Astec Industries, Inc.	2,285	126,840
Barnes Group, Inc.	5,890	344,742
Briggs & Stratton Corp.	4,842	116,692
Chart Industries, Inc. (a)	3,349	116,311
CIRCOR International, Inc.	1,825	108,369
Columbus McKinnon Corp.	2,265	57,576
DMC Global, Inc.	1,910	25,021
Douglas Dynamics, Inc.	2,642	86,922
Energy Recovery, Inc. (a)	4,232	35,083
EnPro Industries, Inc.	2,623	187,204
ESCO Technologies, Inc.	3,011	179,606
ExOne Co. (a)	1,161	13,293
Federal Signal Corp.	8,318	144,400
Franklin Electric Co., Inc.	5,304	219,586
Global Brass & Copper Holdings, Inc.	2,355	71,945
Gorman-Rupp Co.	2,410	61,383
Graham Corp.	1,202	23,631
Greenbrier Cos., Inc. (b)	3,081	142,496
Harsco Corp. (a)	8,903	143,338
Hillenbrand, Inc.	6,622	239,054
Hurco Cos., Inc.	806	28,009
Hyster-Yale Materials Handling, Inc.	1,132	79,523
John Bean Technologies Corp.	3,588	351,624
Kadant, Inc.	1,336	100,467
Kennametal, Inc.	9,272	346,958
Lindsay Corp.	1,318	117,632
Lydall, Inc. (a)	1,983	102,521
Manitowoc Co., Inc. (a)	14,143	84,999
Meritor, Inc. (a)	9,547	158,576
Milacron Holdings Corp. (a)	7,684	135,162
Miller Industries, Inc.	1,335	33,175
Mueller Industries, Inc.	6,375	194,119
Mueller Water Products, Inc. Class A	17,620	205,802
Navistar International Corp. (a)	5,796	152,029
NN, Inc.	2,804	76,970
Omega Flex, Inc.	524	33,746
Proto Labs, Inc. (a)	2,799	188,233
RBC Bearings, Inc. (a)	2,729	277,703
REV Group, Inc.	3,300	91,344
Rexnord Corp. (a)	10,503	244,195
SPX Corp. (a)	4,852	122,076
SPX FLOW, Inc. (a)	7,020	258,898
Standex International Corp.	1,606	145,664
Sun Hydraulics Corp.	3,067	130,869
Supreme Industries, Inc. Class A	1,483	24,395
Tennant Co.	2,140	157,932
Titan International, Inc.	4,840	58,128
TriMas Corp. (a)	6,124	127,685
Wabash National Corp.	7,173	157,663
Watts Water Technologies, Inc. Class A	3,122	197,310
Woodward, Inc.	6,311	426,497

		7,855,206

MARINE — 0.1%
Costamare, Inc.	2,962	21,652
Matson, Inc.	5,177	155,517
Scorpio Bulkers, Inc. (a)	6,640	47,144

		224,313

MEDIA — 1.3%
AMC Entertainment Holdings, Inc. Class A	6,235	141,846
Central European Media Enterprises, Ltd. Class A (a)	9,339	37,356
Daily Journal Corp. (a)	208	42,906
Emerald Expositions Events, Inc.	2,500	54,750
Entercom Communications Corp. Class A	2,765	28,618
Entravision Communications Corp. Class A	8,447	55,750
Eros International PLC (a)	3,702	42,388
EW Scripps Co. Class A (a)	7,704	137,208
Gannett Co., Inc.	13,313	116,089
Global Eagle Entertainment, Inc. (a)	5,480	19,509
Gray Television, Inc. (a)	7,452	102,093
IMAX Corp. (a)	6,585	144,870
Liberty Media Corp.-Liberty Braves Class C (a)	4,020	96,359
Loral Space & Communications, Inc. (a)	1,497	62,200
MDC Partners, Inc. Class A	5,938	58,786
Meredith Corp.	4,135	245,826
MSG Networks, Inc. Class A (a)	6,961	156,275
National CineMedia, Inc.	7,275	53,981
New Media Investment Group, Inc.	5,592	75,380
New York Times Co. Class A	14,814	262,208
Nexstar Media Group, Inc. Class A	4,914	293,857
Reading International, Inc. Class A (a)	2,084	33,615
Scholastic Corp.	2,909	126,803
Sinclair Broadcast Group, Inc. Class A	8,218	270,372
Time, Inc.	11,852	170,076
tronc, Inc. (a)	2,694	34,726
World Wrestling Entertainment, Inc. Class A	4,132	84,169

		2,948,016

METALS & MINING — 1.3%
AK Steel Holding Corp. (a)	35,996	236,494
Allegheny Technologies, Inc. (b)	12,258	208,509
Carpenter Technology Corp.	5,678	212,528

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Century Aluminum Co. (a)	5,678	$88,463
Cliffs Natural Resources, Inc. (a)	33,135	229,294
Coeur Mining, Inc. (a)	21,340	183,097
Commercial Metals Co.	12,950	251,618
Compass Minerals International, Inc.	4,100	267,730
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	5,429	—
Gold Resource Corp.	6,533	26,655
Haynes International, Inc.	1,483	53,848
Hecla Mining Co.	44,299	225,925
Kaiser Aluminum Corp.	2,141	189,521
Klondex Mines, Ltd. (a)	27,200	91,664
Materion Corp.	2,406	89,984
Schnitzer Steel Industries, Inc. Class A	3,984	100,397
SunCoke Energy, Inc. (a)	7,337	79,973
TimkenSteel Corp. (a)	4,922	75,651
Warrior Met Coal, Inc.	3,200	54,816
Worthington Industries, Inc.	5,306	266,467

		2,932,634

MULTI-UTILITIES — 0.5%
Avista Corp.	7,261	308,302
Black Hills Corp.	5,993	404,348
NorthWestern Corp.	5,784	352,940
Unitil Corp.	1,643	79,373

		1,144,963

MULTILINE RETAIL — 0.4%
Big Lots, Inc.	5,629	271,881
Dillard’s, Inc. Class A (b)	2,400	138,456
Fred’s, Inc. Class A (b)	4,287	39,569
JC Penney Co., Inc. (a) (b)	42,100	195,765
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,962	253,981

		899,652

OIL, GAS & CONSUMABLE FUELS — 2.1%
Abraxas Petroleum Corp. (a)	17,307	28,037
Alon USA Energy, Inc.	3,402	45,315
Arch Coal, Inc. Class A	2,500	170,750
Ardmore Shipping Corp.	4,179	34,059
Bill Barrett Corp. (a)	8,826	27,096
Bonanza Creek Energy, Inc. (a)	2,600	82,446
California Resources Corp. (a) (b)	3,597	30,754
Callon Petroleum Co. (a)	23,153	245,653
Carrizo Oil & Gas, Inc. (a)	7,437	129,553
Clean Energy Fuels Corp. (a)	11,036	28,031
Cloud Peak Energy, Inc. (a)	15,800	55,774
CVR Energy, Inc. (b)	2,119	46,109
Delek US Holdings, Inc.	7,326	193,699
Denbury Resources, Inc. (a)	39,712	60,759
DHT Holdings, Inc.	10,269	42,616
Eclipse Resources Corp. (a)	5,898	16,868
Energy XXI Gulf Coast, Inc. (a)	4,500	83,565
Evolution Petroleum Corp.	3,768	30,521
Frontline, Ltd. (b)	7,659	43,886
GasLog, Ltd.	4,662	71,096
Gener8 Maritime, Inc. (a)	5,042	28,689
Golar LNG, Ltd.	11,088	246,708
Green Plains, Inc.	4,135	84,974
Halcon Resources Corp. (a)	13,000	59,020
International Seaways, Inc. (a)	4,306	93,311
Jagged Peak Energy, Inc. (a)	4,900	65,415
Lilis Energy, Inc. (a)	10,200	49,980
Matador Resources Co. (a)	10,859	232,057
Nordic American Tankers, Ltd. (b)	11,079	70,241
Oasis Petroleum, Inc. (a)	27,197	218,936
Overseas Shipholding Group, Inc. Class A (a)	4,232	11,257
Pacific Ethanol, Inc. (a)	4,139	25,869
Panhandle Oil and Gas, Inc. Class A	2,359	54,493
Par Pacific Holdings, Inc. (a)	3,669	66,189
PDC Energy, Inc. (a)	7,682	331,171
Peabody Energy Corp. (a)	5,200	127,140
Penn Virginia Corp. (a)	2,300	84,525
Renewable Energy Group, Inc. (a)	4,867	63,028
Resolute Energy Corp. (a) (b)	2,600	77,402
REX American Resources Corp. (a)	641	61,895
Ring Energy, Inc. (a)	4,853	63,089
Sanchez Energy Corp. (a) (b)	7,383	53,010
SandRidge Energy, Inc. (a)	5,500	94,655
Scorpio Tankers, Inc.	19,111	75,871
SemGroup Corp. Class A	8,115	219,105
Ship Finance International, Ltd. (b)	7,282	99,035
SRC Energy, Inc. (a)	22,273	149,897
Stone Energy Corp. (a)	2,600	47,788
Teekay Corp. (b)	5,480	36,552
Teekay Tankers, Ltd. Class A	14,019	26,356
Tellurian, Inc. (a)	7,000	70,210
Ultra Petroleum Corp. (a)	22,800	247,380
WildHorse Resource Development Corp. (a)	4,400	54,428

		4,756,263

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	4,349	132,209
Clearwater Paper Corp. (a)	1,924	89,947
Deltic Timber Corp.	1,159	86,531
KapStone Paper and Packaging Corp.	9,871	203,639
Louisiana-Pacific Corp. (a)	17,662	425,831
Neenah Paper, Inc.	1,979	158,815
PH Glatfelter Co.	5,003	97,759
Schweitzer-Mauduit International, Inc.	3,793	141,213

		1,335,944

PERSONAL PRODUCTS — 0.2%
elf Beauty, Inc. (a)	2,700	73,467
Inter Parfums, Inc.	2,169	79,494
Medifast, Inc.	1,336	55,404
Natural Health Trends Corp.	837	23,310
Nutraceutical International Corp.	999	41,608
Revlon, Inc. Class A (a)	2,035	48,230
USANA Health Sciences, Inc. (a)	1,184	75,894

		397,407

PHARMACEUTICALS — 2.1%
Achaogen, Inc. (a)	4,300	93,439
Aclaris Therapeutics, Inc. (a)	4,422	119,925
Aerie Pharmaceuticals, Inc. (a)	3,215	168,948
Amphastar Pharmaceuticals, Inc. (a)	4,180	74,655
ANI Pharmaceuticals, Inc. (a)	971	45,443
Aratana Therapeutics, Inc. (a)	3,336	24,119
Assembly Biosciences, Inc. (a)	2,500	51,625

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Catalent, Inc. (a)	15,508	$544,331
Cempra, Inc. (a)	5,447	25,056
Collegium Pharmaceutical, Inc. (a) (b)	2,326	29,098
Corcept Therapeutics, Inc. (a)	9,018	106,412
Depomed, Inc. (a)	7,177	77,081
Dermira, Inc. (a)	6,546	190,750
Durect Corp. (a)	19,923	31,080
Heska Corp. (a)	841	85,841
Horizon Pharma PLC (a)	19,225	228,201
Impax Laboratories, Inc. (a)	8,240	132,664
Innoviva, Inc. (a)	9,070	116,096
Intersect ENT, Inc. (a)	2,981	83,319
Intra-Cellular Therapies, Inc. (a)	3,862	47,966
Lannett Co., Inc. (a) (b)	3,279	66,892
Medicines Co. (a)	7,978	303,244
MyoKardia, Inc. (a)	1,483	19,427
Nektar Therapeutics (a)	18,035	352,584
Ocular Therapeutix, Inc. (a)	4,500	41,715
Omeros Corp. (a) (b)	4,448	88,537
Pacira Pharmaceuticals, Inc. (a)	4,085	194,855
Paratek Pharmaceuticals, Inc. (a)	2,544	61,310
Phibro Animal Health Corp. Class A	2,026	75,063
Prestige Brands Holdings, Inc. (a)	6,555	346,170
Reata Pharmaceuticals, Inc. Class A (a)	636	20,123
Revance Therapeutics, Inc. (a)	2,185	57,684
SciClone Pharmaceuticals, Inc. (a)	5,781	63,591
Sucampo Pharmaceuticals, Inc. Class A (a)	2,693	28,277
Supernus Pharmaceuticals, Inc. (a)	5,357	230,887
Teligent, Inc. (a) (b)	5,242	47,964
Tetraphase Pharmaceuticals, Inc. (a)	3,973	28,327
TherapeuticsMD, Inc. (a) (b)	17,497	92,209
Theravance Biopharma, Inc. (a)	4,500	179,280
Titan Pharmaceuticals, Inc. (a)	1,722	3,272
WaVe Life Sciences, Ltd. (a)	848	15,773
Zogenix, Inc. (a)	3,092	44,834

		4,638,067

PROFESSIONAL SERVICES — 1.3%
Advisory Board Co. (a)	4,628	238,342
Barrett Business Services, Inc.	839	48,066
CBIZ, Inc. (a)	5,899	88,485
CRA International, Inc.	1,202	43,657
Exponent, Inc.	2,872	167,438
FTI Consulting, Inc. (a)	4,714	164,801
GP Strategies Corp. (a)	1,551	40,946
Heidrick & Struggles International, Inc.	2,119	46,088
Huron Consulting Group, Inc. (a)	2,570	111,024
ICF International, Inc. (a)	2,050	96,555
Insperity, Inc.	1,839	130,569
Kelly Services, Inc. Class A	3,869	86,859
Kforce, Inc.	2,749	53,880
Korn/Ferry International	6,576	227,069
Mistras Group, Inc. (a)	1,815	39,876
Navigant Consulting, Inc. (a)	5,791	114,430
On Assignment, Inc. (a)	6,467	350,188
Resources Connection, Inc.	3,664	50,197
RPX Corp. (a)	5,839	81,454
TriNet Group, Inc. (a)	4,824	157,938
TrueBlue, Inc. (a)	4,771	126,432
WageWorks, Inc. (a)	4,371	293,731
Willdan Group, Inc. (a)	1,700	51,935

		2,809,960

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.4%
Acadia Realty Trust REIT	8,848	245,974
AG Mortgage Investment Trust, Inc. REIT	3,284	60,097
Agree Realty Corp. REIT	2,780	127,519
Alexander’s, Inc. REIT	213	89,771
Altisource Residential Corp. REIT	5,586	72,283
American Assets Trust, Inc. REIT	4,501	177,294
Anworth Mortgage Asset Corp. REIT	10,635	63,916
Apollo Commercial Real Estate Finance, Inc. REIT	10,480	194,404
Ares Commercial Real Estate Corp. REIT	3,503	45,854
Armada Hoffler Properties, Inc. REIT	3,704	47,967
ARMOUR Residential REIT, Inc.	4,930	123,250
Ashford Hospitality Prime, Inc.	2,879	29,625
Ashford Hospitality Trust, Inc. REtT	8,296	50,440
Bluerock Residential Growth REIT, Inc.	3,824	49,291
Capstead Mortgage Corp. REIT	10,872	113,395
Care Capital Properties, Inc. REIT	11,500	307,050
CareTrust REIT, Inc.	6,995	129,687
CatchMark Timber Trust, Inc. Class A, REIT	5,586	63,513
CBL & Associates Properties, Inc. REIT (b)	19,429	163,786
Cedar Realty Trust, Inc. REIT	10,042	48,704
Chatham Lodging Trust REIT	4,346	87,311
Chesapeake Lodging Trust REIT	6,640	162,481
City Office REIT, Inc. REIT	3,822	48,539
Colony Starwood Homes	10,385	356,309
Community Healthcare Trust, Inc. REIT	1,883	48,186
CorEnergy Infrastructure Trust, Inc.	1,459	49,008
CYS Investments, Inc. REIT	17,899	150,531
DiamondRock Hospitality Co. REIT	22,791	249,561
Dynex Capital, Inc. REIT	4,953	35,166
Easterly Government Properties, Inc.	3,694	77,389
EastGroup Properties, Inc. REIT	3,651	305,954
Education Realty Trust, Inc. REIT	8,244	319,455
Farmland Partners, Inc. REIT (b)	4,001	35,769
FelCor Lodging Trust, Inc.	15,991	115,295
First Industrial Realty Trust, Inc. REIT	13,069	374,035
First Potomac Realty Trust	6,853	76,137
Four Corners Property Trust, Inc. REIT	7,945	199,499
Franklin Street Properties Corp. REIT	13,346	147,874
GEO Group, Inc. REIT	13,871	410,165
Getty Realty Corp. REIT	3,037	76,229
Gladstone Commercial Corp.	3,094	67,418
Global Net Lease, Inc. REIT	8,210	182,590
Government Properties Income Trust REIT	8,639	158,180
Gramercy Property Trust REIT	16,598	493,127
Great Ajax Corp. REIT	2,610	36,488
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,683	129,970
Healthcare Realty Trust, Inc. REIT	12,957	442,481
Hersha Hospitality Trust REIT	4,950	91,624

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	7,621	$75,219
InfraREIT, Inc. (a)	4,467	85,543
Invesco Mortgage Capital, Inc. REIT	12,487	208,658
Investors Real Estate Trust	17,309	107,489
iStar, Inc. (a)	8,339	100,402
Jernigan Capital, Inc. REIT	3,000	66,000
Kite Realty Group Trust REIT	9,762	184,795
Ladder Capital Corp. REIT	10,287	137,949
LaSalle Hotel Properties REIT	12,601	375,510
Lexington Realty Trust REIT	25,915	256,818
LTC Properties, Inc. REIT	4,264	219,127
Mack-Cali Realty Corp. REIT	10,190	276,557
Monmouth Real Estate Investment Corp.	7,588	114,199
Monogram Residential Trust, Inc.	19,184	186,277
MTGE Investment Corp. REIT	5,204	97,835
National Health Investors, Inc. REIT	4,289	339,689
National Storage Affiliates Trust REIT	4,981	115,111
New Senior Investment Group, Inc. REIT	9,993	100,430
New York Mortgage Trust, Inc. REIT	12,796	79,591
NexPoint Residential Trust, Inc.	2,924	72,778
NorthStar Realty Europe Corp. REIT	7,179	91,030
One Liberty Properties, Inc.	2,253	52,788
Orchid Island Capital, Inc.	4,424	43,621
Owens Realty Mortgage, Inc. REIT	1,483	25,152
Pebblebrook Hotel Trust	8,731	281,487
Pennsylvania Real Estate Investment Trust	7,807	88,375
PennyMac Mortgage Investment Trust REIT	8,044	147,125
Physicians Realty Trust REIT	17,658	355,632
Potlatch Corp. REIT	4,530	207,021
Preferred Apartment Communities, Inc. Class A	3,596	56,637
PS Business Parks, Inc. REIT	2,319	307,012
QTS Realty Trust, Inc. Class A, REIT	5,411	283,158
RAIT Financial Trust	13,762	30,139
Ramco-Gershenson Properties Trust REIT	8,960	115,584
Redwood Trust, Inc. REIT	8,337	142,062
Resource Capital Corp. REIT	3,702	37,649
Retail Opportunity Investments Corp. REIT	11,881	227,996
Rexford Industrial Realty, Inc.	7,328	201,080
RLJ Lodging Trust REIT	14,056	279,293
Ryman Hospitality Properties, Inc. REIT	5,233	334,964
Sabra Health Care REIT, Inc.	7,378	177,810
Saul Centers, Inc. REIT	1,261	73,113
Select Income REIT REIT	8,000	192,240
Seritage Growth Properties Class A REIT (b)	2,750	115,362
STAG Industrial, Inc. REIT	9,008	248,621
Summit Hotel Properties, Inc. REIT	10,709	199,723
Sunstone Hotel Investors, Inc. REIT	25,149	405,402
Terreno Realty Corp.	5,354	180,216
Tier REIT, Inc. REIT	5,692	105,188
UMH Properties, Inc.	3,659	62,386
Universal Health Realty Income Trust REIT	1,577	125,435
Urban Edge Properties REIT	10,040	238,249
Urstadt Biddle Properties, Inc. Class A, REIT	3,602	71,320
Washington Prime Group, Inc. REIT	20,915	175,059
Washington Real Estate Investment Trust	8,106	258,581
Western Asset Mortgage Capital Corp.	6,686	68,866
Xenia Hotels & Resorts, Inc. REIT	12,802	247,975

		16,583,919

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Alexander & Baldwin, Inc.	5,366	222,045
Altisource Portfolio Solutions SA (a) (b)	1,170	25,530
AV Homes, Inc. (a)	1,627	32,621
Consolidated-Tomoka Land Co.	325	18,509
Forestar Group, Inc. (a)	4,080	69,972
FRP Holdings, Inc. (a)	762	35,166
HFF, Inc. Class A	4,026	139,984
Kennedy-Wilson Holdings, Inc.	9,516	181,280
Marcus & Millichap, Inc. (a)	1,650	43,494
RE/MAX Holdings, Inc. Class A	1,960	109,858
RMR Group, Inc. Class A	844	41,061
St. Joe Co. (a)	6,835	128,156
Stratus Properties, Inc.	848	24,931
Tejon Ranch Co. (a)	1,655	34,159

		1,106,766

ROAD & RAIL — 0.7%
ArcBest Corp.	2,984	61,470
Avis Budget Group, Inc. (a)	9,300	253,611
Covenant Transportation Group, Inc. Class A (a)	1,107	19,406
Heartland Express, Inc.	5,238	109,055
Hertz Global Holdings, Inc. (a)	8,200	94,300
Knight Transportation, Inc.	7,662	283,877
Marten Transport, Ltd.	2,698	73,925
Saia, Inc. (a)	2,805	143,896
Schneider National, Inc. Class B	3,100	69,347
Swift Transportation Co. (a)	8,714	230,921
Universal Logistics Holdings, Inc.	1,240	18,600
Werner Enterprises, Inc.	4,993	146,545
YRC Worldwide, Inc. (a)	3,515	39,087

		1,544,040

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Acacia Communications, Inc. (a)	2,536	105,168
Advanced Energy Industries, Inc. (a)	4,500	291,105
Alpha & Omega Semiconductor, Ltd. (a)	2,461	41,025
Ambarella, Inc. (a)	3,761	182,597
Amkor Technology, Inc. (a)	11,518	112,531
Axcelis Technologies, Inc. (a)	3,141	65,804
AXT, Inc. (a)	7,900	50,165
Brooks Automation, Inc.	8,712	188,963
Cabot Microelectronics Corp.	2,591	191,294
CEVA, Inc. (a)	2,403	109,216
Cirrus Logic, Inc. (a)	7,428	465,884
Cohu, Inc.	2,860	45,016

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Cree, Inc. (a)	12,000	$295,800
Diodes, Inc. (a)	4,133	99,316
DSP Group, Inc. (a)	3,008	34,893
Entegris, Inc. (a)	16,038	352,034
FormFactor, Inc. (a)	8,466	104,978
Ichor Holdings, Ltd. (a)	2,100	42,336
Impinj, Inc. (a) (b)	2,187	106,398
Inphi Corp. (a)	4,729	162,205
Integrated Device Technology, Inc. (a)	16,174	417,127
IXYS Corp.	2,805	46,142
Kopin Corp. (a)	7,761	28,793
Lattice Semiconductor Corp. (a)	13,473	89,730
MACOM Technology Solutions Holdings, Inc. (a)	4,711	262,732
MaxLinear, Inc. (a)	6,454	180,002
MKS Instruments, Inc.	6,257	421,096
Monolithic Power Systems, Inc.	4,593	442,765
Nanometrics, Inc. (a)	2,714	68,637
NeoPhotonics Corp. (a)	3,810	29,413
NVE Corp.	540	41,580
PDF Solutions, Inc. (a)	2,908	47,837
Photronics, Inc. (a)	8,411	79,063
Power Integrations, Inc.	3,209	233,936
Rambus, Inc. (a)	13,455	153,791
Rudolph Technologies, Inc. (a)	3,230	73,806
Semtech Corp. (a)	7,424	265,408
Sigma Designs, Inc. (a)	5,396	31,567
Silicon Laboratories, Inc. (a)	4,899	334,847
SunPower Corp. (a) (b)	10,000	93,400
Synaptics, Inc. (a)	4,184	216,355
Ultra Clean Holdings, Inc. (a)	4,362	81,788
Veeco Instruments, Inc. (a)	5,251	146,240
Xcerra Corp. (a)	5,533	54,057
Xperi Corp.	5,620	167,476

		7,054,316

SOFTWARE — 3.6%
8x8, Inc. (a)	10,133	147,435
A10 Networks, Inc. (a)	5,897	49,771
ACI Worldwide, Inc. (a)	14,280	319,444
American Software, Inc. Class A	2,751	28,308
Aspen Technology, Inc. (a)	7,963	440,035
Barracuda Networks, Inc. (a)	2,776	64,015
Blackbaud, Inc.	5,432	465,794
Blackline, Inc. (a)	1,900	67,906
Bottomline Technologies de, Inc. (a)	4,338	111,443
BroadSoft, Inc. (a)	3,253	140,042
Callidus Software, Inc. (a)	7,420	179,564
CommVault Systems, Inc. (a)	4,678	264,073
Digimarc Corp. (a) (b)	920	36,938
Ebix, Inc. (b)	3,044	164,072
Ellie Mae, Inc. (a)	3,840	422,054
Everbridge, Inc. (a)	3,100	75,516
Exa Corp. (a)	1,701	23,474
Fair Isaac Corp.	3,704	516,375
Gigamon, Inc. (a)	3,709	145,949
Glu Mobile, Inc. (a)	12,832	32,080
Guidance Software, Inc. (a)	1,918	12,678
HubSpot, Inc. (a)	4,160	273,520
Imperva, Inc. (a)	4,233	202,549
MicroStrategy, Inc. Class A (a)	1,119	214,479
Mitek Systems, Inc. (a)	3,597	30,215
MobileIron, Inc. (a)	6,088	36,832
Model N, Inc. (a)	2,536	33,729
Monotype Imaging Holdings, Inc.	4,402	80,557
Paycom Software, Inc. (a)	5,640	385,832
Paylocity Holding Corp. (a)	2,538	114,667
Pegasystems, Inc.	4,109	239,760
Progress Software Corp.	5,514	170,327
Proofpoint, Inc. (a)	4,716	409,490
PROS Holdings, Inc. (a)	3,433	94,030
QAD, Inc. Class A	1,335	42,787
Qualys, Inc. (a)	3,680	150,144
Rapid7, Inc. (a)	2,462	41,435
RealPage, Inc. (a)	6,426	231,015
RingCentral, Inc. Class A (a)	6,542	239,110
Rosetta Stone, Inc. (a)	2,962	31,930
Rubicon Project, Inc. (a)	6,671	34,289
Silver Spring Networks, Inc. (a)	3,843	43,349
Synchronoss Technologies, Inc. (a)	4,796	78,894
Telenav, Inc. (a)	3,599	29,152
TiVo Corp.	14,776	275,572
Varonis Systems, Inc. (a)	2,525	93,930
VASCO Data Security International, Inc. (a)	3,358	48,187
Verint Systems, Inc. (a)	7,187	292,511
VirnetX Holding Corp. (a) (b)	4,949	22,518
Workiva, Inc. (a)	2,619	49,892
Zendesk, Inc. (a)	11,977	332,721
Zix Corp. (a)	7,426	42,254

		8,072,643

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	7,603	295,757
Abercrombie & Fitch Co. Class A	7,864	97,828
America’s Car-Mart, Inc. (a)	973	37,850
American Eagle Outfitters, Inc.	19,404	233,818
Asbury Automotive Group, Inc. (a)	2,281	128,991
Ascena Retail Group, Inc. (a) (b)	18,738	40,287
Barnes & Noble Education, Inc. (a)	4,560	48,473
Barnes & Noble, Inc.	7,260	55,176
Big 5 Sporting Goods Corp.	1,873	24,443
Buckle, Inc. (b)	3,122	55,572
Build-A-Bear Workshop, Inc. (a)	1,374	14,358
Caleres, Inc.	4,772	132,566
Camping World Holdings, Inc. Class A	2,700	83,295
Carvana Co. (a) (b)	2,600	53,222
Cato Corp. Class A	3,038	53,438
Chico’s FAS, Inc.	14,637	137,881
Children’s Place, Inc.	2,104	214,818
Citi Trends, Inc.	1,761	37,368
Conn’s, Inc. (a) (b)	2,484	47,444
DSW, Inc. Class A	7,603	134,573
Express, Inc. (a)	8,281	55,897
Finish Line, Inc. Class A	4,494	63,680
Five Below, Inc. (a)	6,214	306,785
Francesca’s Holdings Corp. (a)	4,664	51,024
Genesco, Inc. (a)	2,250	76,275
GNC Holdings, Inc. Class A (b)	7,815	65,880
Group 1 Automotive, Inc.	2,433	154,058

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Guess?, Inc.	6,746	$86,214
Haverty Furniture Cos., Inc.	2,316	58,132
Hibbett Sports, Inc. (a)	2,747	57,000
Lithia Motors, Inc. Class A	2,706	254,986
Lumber Liquidators Holdings, Inc. (a) (b)	3,143	78,764
MarineMax, Inc. (a)	2,590	50,634
Monro Muffler Brake, Inc.	3,754	156,729
Office Depot, Inc.	62,713	353,701
Party City Holdco, Inc. (a)	3,329	52,099
Pier 1 Imports, Inc.	9,065	47,047
Rent-A-Center, Inc. (b)	7,166	83,986
RH (a) (b)	3,621	233,627
Select Comfort Corp. (a)	5,144	182,561
Shoe Carnival, Inc.	1,765	36,853
Sonic Automotive, Inc. Class A	3,144	61,151
Tailored Brands, Inc. (b)	6,591	73,556
Tile Shop Holdings, Inc.	3,706	76,529
Vitamin Shoppe, Inc. (a)	2,600	30,290
Winmark Corp.	272	35,074
Zumiez, Inc. (a)	1,839	22,712

		4,732,402

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	12,258	229,225
Avid Technology, Inc. (a)	3,296	17,337
Cray, Inc. (a)	4,572	84,125
Diebold Nixdorf, Inc.	8,046	225,288
Electronics For Imaging, Inc. (a)	5,913	280,158
Immersion Corp. (a)	3,285	29,828
Intevac, Inc. (a)	4,300	47,730
Pure Storage, Inc. Class A (a)	12,093	154,911
Stratasys, Ltd. (a)	5,515	128,555
Super Micro Computer, Inc. (a)	4,342	107,030
USA Technologies, Inc. (a)	4,852	25,230

		1,329,417

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Columbia Sportswear Co.	3,014	174,993
Crocs, Inc. (a)	8,227	63,430
Culp, Inc.	1,342	43,615
Deckers Outdoor Corp. (a)	4,029	275,020
Fossil Group, Inc. (a) (b)	4,650	48,127
G-III Apparel Group, Ltd. (a)	4,920	122,754
Iconix Brand Group, Inc. (a)	5,366	37,079
Movado Group, Inc.	1,609	40,627
Oxford Industries, Inc.	1,703	106,420
Perry Ellis International, Inc. (a)	1,480	28,801
Steven Madden, Ltd. (a)	7,577	302,701
Unifi, Inc. (a)	1,716	52,853
Wolverine World Wide, Inc.	11,478	321,499

		1,617,919

THRIFTS & MORTGAGE FINANCE — 2.3%
Astoria Financial Corp.	10,124	203,999
Bank Mutual Corp.	5,514	50,453
BankFinancial Corp.	1,761	26,274
Bear State Financial, Inc.	3,462	32,751
Beneficial Bancorp, Inc.	8,553	128,295
BofI Holding, Inc. (a) (b)	7,022	166,562
BSB Bancorp, Inc. (a)	1,237	36,182
Capitol Federal Financial, Inc.	14,909	211,857
Charter Financial Corp.	1,874	33,732
Clifton Bancorp, Inc.	2,911	48,119
Dime Community Bancshares, Inc.	3,677	72,069
Essent Group, Ltd. (a)	8,590	319,033
Federal Agricultural Mortgage Corp. Class C	1,007	65,153
First Defiance Financial Corp.	1,168	61,530
Flagstar Bancorp, Inc. (a)	3,026	93,261
Hingham Institution for Savings	213	38,751
Home Bancorp, Inc.	636	27,043
HomeStreet, Inc. (a)	3,093	85,599
Impac Mortgage Holdings, Inc. (a)	1,537	23,255
Kearny Financial Corp.	10,657	158,256
LendingTree, Inc. (a)	701	120,712
Meridian Bancorp, Inc.	5,513	93,170
Meta Financial Group, Inc.	929	82,681
MGIC Investment Corp. (a)	39,603	443,554
Nationstar Mortgage Holdings, Inc. (a)	3,865	69,145
NMI Holdings, Inc. Class A (a)	5,569	63,765
Northfield Bancorp, Inc.	4,938	84,687
Northwest Bancshares, Inc.	10,944	170,836
OceanFirst Financial Corp.	2,787	75,583
Ocwen Financial Corp. (a)	11,994	32,264
Oritani Financial Corp.	4,626	78,873
PCSB Financial Corp. (a)	2,900	49,474
PennyMac Financial Services, Inc. Class A (a)	1,483	24,766
PHH Corp. (a)	7,722	106,332
Provident Financial Services, Inc.	7,743	196,517
Radian Group, Inc.	25,186	411,791
SI Financial Group, Inc.	2,283	36,756
Southern Missouri Bancorp, Inc.	936	30,195
Territorial Bancorp, Inc.	957	29,849
TrustCo Bank Corp. NY	11,042	85,575
United Community Financial Corp.	5,516	45,838
United Financial Bancorp, Inc.	5,839	97,453
Walker & Dunlop, Inc. (a)	3,281	160,211
Washington Federal, Inc.	10,559	350,559
Waterstone Financial, Inc.	2,780	52,403
Western New England Bancorp, Inc.	12,100	122,815
WSFS Financial Corp.	3,119	141,447

		5,139,425

TOBACCO — 0.2%
Universal Corp.	2,769	179,154
Vector Group, Ltd.	10,869	231,727

		410,881

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Aircastle, Ltd.	5,992	130,326
Applied Industrial Technologies, Inc.	4,178	246,711
Beacon Roofing Supply, Inc. (a)	6,839	335,111
BMC Stock Holdings, Inc. (a)	6,467	141,304
CAI International, Inc. (a)	2,025	47,790
DXP Enterprises, Inc. (a)	1,656	57,132
GATX Corp. (b)	4,360	280,217
GMS, Inc. (a)	3,760	105,656
H&E Equipment Services, Inc.	3,860	78,783

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Herc Holdings, Inc. (a)	3,900	$153,348
Kaman Corp.	3,146	156,891
MRC Global, Inc. (a)	10,946	180,828
NOW, Inc. (a)	12,258	197,109
Rush Enterprises, Inc. Class A (a)	4,752	176,679
SiteOne Landscape Supply, Inc. (a)	3,983	207,355
Textainer Group Holdings, Ltd.	2,493	36,148
Titan Machinery, Inc. (a)	2,025	36,409
Triton International, Ltd.	5,163	172,651
Veritiv Corp. (a)	837	37,665

		2,778,113

WATER UTILITIES — 0.4%
American States Water Co.	4,414	209,268
Artesian Resources Corp. Class A	1,191	44,829
Cadiz, Inc. (a)	3,700	49,950
California Water Service Group	5,705	209,944
Connecticut Water Service, Inc.	1,275	70,775
Consolidated Water Co., Ltd.	2,277	28,235
Middlesex Water Co.	1,864	73,814
SJW Group	1,819	89,459
York Water Co.	1,534	53,460

		829,734

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	4,402	65,854
Shenandoah Telecommunications Co.	5,319	163,293
Spok Holdings, Inc.	2,484	43,967

		273,114

TOTAL COMMON STOCKS (Cost $214,149,286)		223,358,912

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Chelsea Therapeutics International, Ltd. (CVR) (a) (c)	1,465	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (c)	580	—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e)	6,839	7,591
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (c)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (e)	740	10,168

		17,759

MEDIA — 0.0%
Media General, Inc. (CVR) (a) (e)	10,713	20,355

TOTAL RIGHTS (Cost $17,759)		38,114

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (f) (g)	599,160	599,160
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	5,558,769	5,558,769

TOTAL SHORT-TERM INVESTMENTS (Cost $6,157,929)		6,157,929

TOTAL INVESTMENTS — 102.4% (Cost $220,324,974)		229,554,955
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(5,291,835)

NET ASSETS — 100.0%		$224,263,120

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $38,114 representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2017.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

At June 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures (long)	09/15/2017	1	$70,715	$(515)

During the period ended June 30, 2017, average notional value related to futures contracts was $664,666 or less than 0.5% of net assets.

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,181,636	$—	$—		$3,181,636
Air Freight & Logistics	739,196	—	—		739,196
Airlines	701,977	—	—		701,977
Auto Components	2,741,364	—	—		2,741,364
Automobiles.	102,445	—	—		102,445
Banks	23,149,964	—	—		23,149,964
Beverages	537,193	—	—		537,193
Biotechnology	11,819,601	—	—		11,819,601
Building Products	2,794,033	—	—		2,794,033
Capital Markets	2,887,505	—	—		2,887,505
Chemicals	4,722,391	—	—		4,722,391
Commercial Services & Supplies	5,799,078	—	—		5,799,078
Communications Equipment	4,244,399	—	—		4,244,399
Construction & Engineering	2,777,284	—	—		2,777,284
Construction Materials	499,814	—	—		499,814
Consumer Finance	1,373,708	—	—		1,373,708
Containers & Packaging	239,684	—	—		239,684
Distributors	177,235	—	—		177,235
Diversified Consumer Services	2,014,139	—	—		2,014,139
Diversified Financial Services	311,791	—	—		311,791
Diversified Telecommunication Services	1,675,149	—	—		1,675,149
Electric Utilities	2,454,519	—	—		2,454,519
Electrical Equipment.	1,468,989	—	—		1,468,989
Electronic Equipment, Instruments & Components	6,440,055	—	—		6,440,055
Energy Equipment & Services	3,347,490	—	—		3,347,490
Equity Real Estate Investment Trusts (REITs)	957,265	—	—		957,265
Food & Staples Retailing	1,180,807	—	—		1,180,807
Food Products	2,828,088	—	—		2,828,088
Gas Utilities	2,759,678	—	—		2,759,678
Health Care Equipment & Supplies	8,500,051	—	—		8,500,051
Health Care Providers & Services	4,863,538	—	—		4,863,538
Health Care Technology	1,864,847	—	—		1,864,847
Hotels, Restaurants & Leisure	7,366,011	—	—		7,366,011
Household Durables	3,226,437	—	—		3,226,437
Household Products	627,272	—	—		627,272
Independent Power Producers & Energy Traders	985,587	—	—		985,587
Industrial Conglomerates	133,267	—	—		133,267
Insurance	5,494,213	—	—		5,494,213
Internet & Catalog Retail.	1,355,313	—	—		1,355,313
Internet Software & Services	6,588,556	—	—		6,588,556
IT Services.	4,327,193	—	—		4,327,193
Leisure Equipment & Products	872,082	—	—		872,082
Life Sciences Tools & Services	1,812,954	—	—		1,812,954
Machinery	7,855,206	—	—		7,855,206
Marine	224,313	—	—		224,313
Media	2,948,016	—	—		2,948,016
Metals & Mining	2,932,634	—	0	(a)	2,932,634
Multi-Utilities	1,144,963	—	—		1,144,963
Multiline Retail	899,652	—	—		899,652
Oil, Gas & Consumable Fuels	4,756,263	—	—		4,756,263

See accompanying notes to financial statements.

SPDR Russell 2000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Paper & Forest Products	$1,335,944	$—	$—		$1,335,944
Personal Products	397,407	—	—		397,407
Pharmaceuticals	4,638,067	—	—		4,638,067
Professional Services	2,809,960	—	—		2,809,960
Real Estate Investment Trusts (REITs)	16,583,919	—	—		16,583,919
Real Estate Management & Development	1,106,766	—	—		1,106,766
Road & Rail	1,544,040	—	—		1,544,040
Semiconductors & Semiconductor Equipment	7,054,316	—	—		7,054,316
Software	8,072,643	—	—		8,072,643
Specialty Retail	4,732,402	—	—		4,732,402
Technology Hardware, Storage & Peripherals	1,329,417	—	—		1,329,417
Textiles, Apparel & Luxury Goods	1,617,919	—	—		1,617,919
Thrifts & Mortgage Finance.	5,139,425	—	—		5,139,425
Tobacco	410,881	—	—		410,881
Trading Companies & Distributors	2,778,113	—	—		2,778,113
Water Utilities	829,734	—	—		829,734
Wireless Telecommunication Services	273,114	—	—		273,114
Rights
Biotechnology	—	17,759	0	(a)	17,759
Media	—	20,355	—		20,355
Short-Term Investments	6,157,929	—	—		6,157,929

TOTAL INVESTMENTS	$229,516,841	$38,114	$0		$229,554,955

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(515)	—	—		(515)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(515)	$—	$—		$(515)

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	825,080	$825,080	2,926,362	3,751,442	—	$—	$2,229	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,498,301	1,899,141	599,160	599,160	716	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	12,467,540	12,467,540	—	—	2,038	—
State Street Navigator Securities Lending Government Money Market Portfolio*	17,750,322	17,750,322	24,643,832	36,835,385	5,558,769	5,558,769	159,877	—

TOTAL		$18,575,402				$6,157,929	$164,860	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
Huntington Ingalls Industries, Inc.	2,455	$457,023
L3 Technologies, Inc.	6,300	1,052,604
Orbital ATK, Inc.	3,700	363,932

		1,873,559

AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	22,583	1,551,000
Expeditors International of Washington, Inc.	16,000	903,680

		2,454,680

AIRLINES — 0.2%
Copa Holdings SA Class A	7,389	864,513

AUTO COMPONENTS — 0.5%
BorgWarner, Inc.	16,300	690,468
Gentex Corp.	71,735	1,360,813

		2,051,281

AUTOMOBILES — 1.3%
Ford Motor Co.	228,391	2,555,695
Harley-Davidson, Inc.	37,724	2,037,850
Thor Industries, Inc.	5,255	549,253

		5,142,798

BANKS — 0.8%
Associated Banc-Corp.	10,253	258,376
Bank of Hawaii Corp.	2,902	240,779
BankUnited, Inc.	8,362	281,883
FNB Corp.	23,800	337,008
PacWest Bancorp	19,079	890,989
People’s United Financial, Inc.	27,006	476,926
Popular, Inc.	6,269	261,480
Prosperity Bancshares, Inc.	3,700	237,688
TCF Financial Corp.	13,500	215,190

		3,200,319

BEVERAGES — 0.3%
Dr. Pepper Snapple Group, Inc.	14,300	1,302,873

BUILDING PRODUCTS — 0.1%
Owens Corning	8,378	560,656

CAPITAL MARKETS — 3.1%
BGC Partners, Inc. Class A	45,900	580,176
Eaton Vance Corp.	30,171	1,427,692
FactSet Research Systems, Inc.	2,036	338,343
Federated Investors, Inc. Class B	33,191	937,646
Franklin Resources, Inc.	27,037	1,210,987
Invesco, Ltd.	36,786	1,294,499
Lazard, Ltd. Class A	40,385	1,871,037
Legg Mason, Inc.	21,100	805,176
LPL Financial Holdings, Inc.	29,740	1,262,760
Morningstar, Inc.	1,300	101,842
T Rowe Price Group, Inc.	34,205	2,538,353

		12,368,511

CHEMICALS — 4.8%
Ashland Global Holdings, Inc.	12,400	817,284
Cabot Corp.	18,363	981,135
Celanese Corp. Series A	11,057	1,049,751
Eastman Chemical Co.	21,721	1,824,347
Huntsman Corp.	58,340	1,507,506
International Flavors & Fragrances, Inc.	5,600	756,000
LyondellBasell Industries NV Class A	68,726	5,799,787
Mosaic Co.	117,940	2,692,570
NewMarket Corp.	704	324,178
Olin Corp.	55,518	1,681,085
RPM International, Inc.	23,703	1,292,999
Scotts Miracle-Gro Co.	4,774	427,082

		19,153,724

COMMERCIAL SERVICES & SUPPLIES — 0.4%
KAR Auction Services, Inc.	19,404	814,386
Pitney Bowes, Inc.	62,399	942,225

		1,756,611

COMMUNICATIONS EQUIPMENT — 0.9%
Harris Corp.	15,600	1,701,648
Motorola Solutions, Inc.	22,963	1,991,811

		3,693,459

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	14,024	642,019

CONSUMER FINANCE — 0.6%
Discover Financial Services	22,553	1,402,571
Navient Corp.	57,744	961,438

		2,364,009

CONTAINERS & PACKAGING — 3.1%
AptarGroup, Inc.	3,600	312,696
Avery Dennison Corp.	15,804	1,396,599
Bemis Co., Inc.	25,380	1,173,825
Graphic Packaging Holding Co.	63,542	875,609
International Paper Co.	38,819	2,197,544
Packaging Corp. of America	12,258	1,365,419
Sealed Air Corp.	10,900	487,884
Sonoco Products Co.	32,836	1,688,427
WestRock Co.	47,397	2,685,514

		12,183,517

DISTRIBUTORS — 1.1%
Genuine Parts Co.	45,692	4,238,390

DIVERSIFIED CONSUMER SERVICES — 0.5%
H&R Block, Inc.	69,668	2,153,438

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
CenturyLink, Inc.	181,475	4,333,623

ELECTRIC UTILITIES — 5.0%
Alliant Energy Corp.	22,130	888,962
Avangrid, Inc.	8,800	388,520
Edison International	15,457	1,208,583
Entergy Corp.	24,448	1,876,873
Eversource Energy	20,632	1,252,569
Exelon Corp.	59,076	2,130,871
FirstEnergy Corp.	62,618	1,825,941
Great Plains Energy, Inc.	38,412	1,124,703
Hawaiian Electric Industries, Inc.	35,879	1,161,762
OGE Energy Corp.	41,890	1,457,353
PG&E Corp.	18,200	1,207,934
Pinnacle West Capital Corp.	12,728	1,083,917
PPL Corp.	43,439	1,679,352
Westar Energy, Inc.	19,321	1,024,399

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Xcel Energy, Inc.	29,141	$1,336,989

		19,648,728

ELECTRICAL EQUIPMENT — 0.9%
Eaton Corp. PLC	25,316	1,970,344
Hubbell, Inc.	11,079	1,253,811
Regal Beloit Corp.	3,200	260,960

		3,485,115

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Avnet, Inc.	7,371	286,585
Corning, Inc.	182,226	5,475,891
FLIR Systems, Inc.	7,440	257,870
National Instruments Corp.	13,296	534,765

		6,555,111

ENERGY EQUIPMENT & SERVICES — 0.7%
Helmerich & Payne, Inc. (a)	35,550	1,931,787
Nabors Industries, Ltd.	24,866	202,409
Oceaneering International, Inc.	32,831	749,860

		2,884,056

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
Colony NorthStar, Inc. Class A REIT	46,340	652,930
CoreCivic, Inc. REIT	39,410	1,086,928

		1,739,858

FOOD & STAPLES RETAILING — 1.3%
Sysco Corp.	59,965	3,018,038
Whole Foods Market, Inc.	53,533	2,254,275

		5,272,313

FOOD PRODUCTS — 3.2%
Archer-Daniels-Midland Co.	41,909	1,734,194
Bunge, Ltd.	16,420	1,224,932
Campbell Soup Co.	16,600	865,690
Flowers Foods, Inc.	59,161	1,024,077
General Mills, Inc.	39,669	2,197,663
Hershey Co.	7,951	853,699
Hormel Foods Corp.	26,000	886,860
Ingredion, Inc.	6,600	786,786
J.M. Smucker Co.	11,868	1,404,340
McCormick & Co., Inc.	7,355	717,186
Tyson Foods, Inc. Class A	16,274	1,019,241

		12,714,668

GAS UTILITIES — 0.3%
Atmos Energy Corp.	5,523	458,133
National Fuel Gas Co.	5,315	296,789
UGI Corp.	12,175	589,392

		1,344,314

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Cardinal Health, Inc.	54,537	4,249,523
Patterson Cos., Inc.	27,730	1,301,924

		5,551,447

HOTELS, RESTAURANTS & LEISURE — 2.5%
Carnival Corp.	24,248	1,589,941
Darden Restaurants, Inc.	30,102	2,722,425
Dunkin’ Brands Group, Inc.	5,542	305,475
Extended Stay America, Inc.	44,084	853,466
International Game Technology PLC	36,148	661,509
Six Flags Entertainment Corp.	19,066	1,136,524
Wyndham Worldwide Corp.	12,417	1,246,791
Yum! Brands, Inc.	19,400	1,430,944

		9,947,075

HOUSEHOLD DURABLES — 2.0%
Garmin, Ltd.	40,473	2,065,337
Leggett & Platt, Inc.	43,000	2,258,790
PulteGroup, Inc.	21,400	524,942
Tupperware Brands Corp.	16,942	1,189,837
Whirlpool Corp.	10,297	1,973,111

		8,012,017

HOUSEHOLD PRODUCTS — 0.3%
Clorox Co.	7,519	1,001,832

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
AES Corp.	160,731	1,785,721

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	6,000	572,400

INSURANCE — 4.3%
American National Insurance Co.	1,067	124,295
Arthur J Gallagher & Co.	23,327	1,335,471
Aspen Insurance Holdings, Ltd.	6,171	307,624
Assurant, Inc.	6,800	705,092
Assured Guaranty, Ltd.	13,807	576,304
Axis Capital Holdings, Ltd.	13,238	855,969
Cincinnati Financial Corp.	18,917	1,370,537
CNA Financial Corp.	1,832	89,310
Erie Indemnity Co. Class A	6,344	793,444
Everest Re Group, Ltd.	6,404	1,630,394
First American Financial Corp.	36,086	1,612,683
FNF Group	41,807	1,874,208
Hanover Insurance Group, Inc.	6,172	547,024
Mercury General Corp.	6,186	334,044
Old Republic International Corp.	81,841	1,598,355
ProAssurance Corp.	5,092	309,594
Progressive Corp.	32,884	1,449,855
Unum Group	13,248	617,754
Validus Holdings, Ltd.	20,947	1,088,616

		17,220,573

IT SERVICES — 1.4%
Booz Allen Hamilton Holding Corp.	9,953	323,871
Broadridge Financial Solutions, Inc.	8,401	634,779
CSRA, Inc.	21,200	673,100
Paychex, Inc.	30,080	1,712,755
Sabre Corp.	36,700	798,959
Western Union Co.	81,002	1,543,088

		5,686,552

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Brunswick Corp.	9,400	589,662
Hasbro, Inc.	11,521	1,284,707
Mattel, Inc.	115,157	2,479,330
Polaris Industries, Inc.	10,091	930,693

		5,284,392

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
MACHINERY — 2.2%
Allison Transmission Holdings, Inc.	9,726	$364,822
Crane Co.	5,771	458,102
Cummins, Inc.	19,119	3,101,484
Donaldson Co., Inc.	7,705	350,886
ITT, Inc.	12,659	508,639
Lincoln Electric Holdings, Inc.	3,790	349,021
Oshkosh Corp.	11,600	799,008
Snap-on, Inc.	7,160	1,131,280
Timken Co.	23,166	1,071,427
Trinity Industries, Inc.	14,330	401,670

		8,536,339

MEDIA — 2.9%
Cinemark Holdings, Inc.	24,906	967,598
Interpublic Group of Cos., Inc.	64,417	1,584,658
John Wiley & Sons, Inc. Class A	14,858	783,759
News Corp. Class A	55,283	757,377
News Corp. Class B	16,341	231,225
Omnicom Group, Inc.	32,854	2,723,597
Regal Entertainment Group Class A	37,780	772,979
Scripps Networks Interactive, Inc. Class A	12,400	847,044
TEGNA, Inc.	71,638	1,032,304
Tribune Media Co. Class A	8,200	334,314
Viacom, Inc. Class A	1,715	65,256
Viacom, Inc. Class B	44,837	1,505,178

		11,605,289

METALS & MINING — 1.3%
Nucor Corp.	37,528	2,171,745
Reliance Steel & Aluminum Co.	15,648	1,139,331
Steel Dynamics, Inc.	32,318	1,157,308
Tahoe Resources, Inc.	93,900	809,418

		5,277,802

MORTGAGE REAL ESTATE INVESTMENT — 0.4%
AGNC Investment Corp. REIT	77,894	1,658,363

MULTI-UTILITIES — 3.7%
Ameren Corp.	31,583	1,726,643
CenterPoint Energy, Inc.	82,642	2,262,738
CMS Energy Corp.	22,884	1,058,385
Consolidated Edison, Inc.	18,923	1,529,357
DTE Energy Co.	10,933	1,156,602
MDU Resources Group, Inc.	38,728	1,014,673
NiSource, Inc.	25,200	639,072
Public Service Enterprise Group, Inc.	42,405	1,823,839
SCANA Corp.	18,079	1,211,474
Vectren Corp.	13,577	793,440
WEC Energy Group, Inc.	26,146	1,604,841

		14,821,064

MULTILINE RETAIL — 3.6%
Dollar General Corp.	16,500	1,189,485
Kohl’s Corp.	57,821	2,235,938
Macy’s, Inc.	102,794	2,388,932
Nordstrom, Inc. (a)	39,232	1,876,467
Target Corp.	124,489	6,509,530

		14,200,352

OIL, GAS & CONSUMABLE FUELS — 4.1%
HollyFrontier Corp.	34,944	959,912
Marathon Petroleum Corp.	29,500	1,543,735
Murphy Oil Corp.	27,682	709,489
ONEOK, Inc.	52,720	2,749,875
PBF Energy, Inc. Class A	36,599	814,694
Targa Resources Corp.	36,024	1,628,285
Tesoro Corp.	11,098	1,038,773
Valero Energy Corp.	67,753	4,570,617
Williams Cos., Inc.	71,031	2,150,819

		16,166,199

PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	20,868	801,749

PERSONAL PRODUCTS — 0.3%
Nu Skin Enterprises, Inc. Class A	17,300	1,087,132

PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	3,200	346,080
ManpowerGroup, Inc.	18,987	2,119,898
Nielsen Holdings PLC	46,445	1,795,564
Robert Half International, Inc.	41,197	1,974,572

		6,236,114

REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.8%
Annaly Capital Management, Inc. REIT	243,916	2,939,188
Apple Hospitality REIT, Inc.	55,688	1,041,922
Brixmor Property Group, Inc. REIT	84,332	1,507,856
Camden Property Trust REIT	27,978	2,392,399
Chimera Investment Corp. REIT	62,867	1,171,212
Columbia Property Trust, Inc. REIT	17,818	398,767
CoreSite Realty Corp. REIT	3,200	331,296
CubeSmart REIT	17,800	427,912
DDR Corp. REIT	27,600	250,332
Duke Realty Corp. REIT	25,900	723,905
DuPont Fabros Technology, Inc. REIT	18,081	1,105,834
EPR Properties REIT	16,713	1,201,163
Equity LifeStyle Properties, Inc. REIT	5,700	492,138
Equity Residential REIT	91,889	6,049,053
Extra Space Storage, Inc. REIT	20,795	1,622,010
Federal Realty Investment Trust REIT	6,300	796,257
Gaming and Leisure Properties, Inc. REIT	57,970	2,183,730
GGP, Inc. REIT	77,408	1,823,732
HCP, Inc. REIT	62,542	1,998,842
Highwoods Properties, Inc. REIT	8,506	431,339
Hospitality Properties Trust REIT	54,471	1,587,830
Host Hotels & Resorts, Inc. REIT	245,204	4,479,877
Iron Mountain, Inc. REIT	17,672	607,210
Kilroy Realty Corp. REIT	7,153	537,548
Kimco Realty Corp. REIT	60,790	1,115,497
Lamar Advertising Co. Class A, REIT	27,805	2,045,614
Liberty Property Trust REIT	46,933	1,910,642
Life Storage, Inc. REIT	7,204	533,816
Macerich Co. REIT	33,767	1,960,512
Medical Properties Trust, Inc. REIT	89,300	1,149,291
MFA Financial, Inc. REIT	91,787	770,093
National Retail Properties, Inc. REIT	26,123	1,021,409
New Residential Investment Corp. REIT	103,360	1,608,282
Omega Healthcare Investors, Inc. REIT	65,475	2,161,985
Outfront Media, Inc. REIT	35,676	824,829

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Piedmont Office Realty Trust, Inc. Class A REIT	23,085	$486,632
Rayonier, Inc. REIT	43,082	1,239,469
Retail Properties of America, Inc. Class A REIT	79,284	968,058
Senior Housing Properties Trust REIT	37,171	759,775
Spirit Realty Capital, Inc. REIT	49,300	365,313
Starwood Property Trust, Inc. REIT	30,028	672,327
STORE Capital Corp. REIT	27,418	615,534
Tanger Factory Outlet Centers, Inc. REIT	31,322	813,746
Taubman Centers, Inc. REIT	11,856	706,025
Two Harbors Investment Corp. REIT	115,922	1,148,787
Vornado Realty Trust REIT	12,260	1,151,214
Weingarten Realty Investors REIT	40,448	1,217,485
WP Carey, Inc. REIT	19,092	1,260,263

		62,607,950

ROAD & RAIL — 0.3%
Ryder System, Inc.	17,821	1,282,756

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Maxim Integrated Products, Inc.	48,961	2,198,349
Xilinx, Inc.	33,716	2,168,613

		4,366,962

SOFTWARE — 0.6%
CA, Inc.	64,352	2,218,213

SPECIALTY RETAIL — 5.3%
Bed Bath & Beyond, Inc.	30,200	918,080
Best Buy Co., Inc.	30,501	1,748,622
Dick’s Sporting Goods, Inc.	25,622	1,020,524
Foot Locker, Inc.	43,878	2,162,308
GameStop Corp. Class A	33,325	720,153
Gap, Inc.	80,643	1,773,340
L Brands, Inc.	80,674	4,347,522
Penske Automotive Group, Inc.	6,343	278,521
Signet Jewelers, Ltd.	22,900	1,448,196
Staples, Inc.	219,504	2,210,405
Tiffany & Co.	13,600	1,276,632
Tractor Supply Co.	33,981	1,842,110
Williams-Sonoma, Inc.	29,018	1,407,373

		21,153,786

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
HP, Inc.	570,547	9,973,162
NetApp, Inc.	78,182	3,131,189
Xerox Corp.	56,743	1,630,226

		14,734,577

TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Carter’s, Inc.	13,400	1,191,930
Coach, Inc.	47,729	2,259,491
Hanesbrands, Inc.	48,000	1,111,680
Ralph Lauren Corp.	18,880	1,393,344
VF Corp.	50,788	2,925,389

		8,881,834

THRIFTS & MORTGAGE FINANCE — 0.3%
New York Community Bancorp, Inc.	77,600	1,018,888

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Fastenal Co.	48,965	2,131,447
MSC Industrial Direct Co., Inc. Class A	14,794	1,271,692
W.W. Grainger, Inc.	17,674	3,190,687
Watsco, Inc.	10,154	1,565,747

		8,159,573

TRANSPORTATION INFRASTRUCTURE — 0.3%
Macquarie Infrastructure Corp.	15,245	1,195,208

WATER UTILITIES — 0.1%
Aqua America, Inc.	12,217	406,826

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	32,167	892,634

TOTAL COMMON STOCKS (Cost $367,350,847)		396,353,762

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c)	382,998	382,998
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	3,242,093	3,242,093

TOTAL SHORT-TERM INVESTMENTS (Cost $3,625,091)		3,625,091

TOTAL INVESTMENTS — 100.7% (Cost $370,975,938)		399,978,853
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,673,298)

NET ASSETS — 100.0%		$397,305,555

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,873,559	$—	$—	$1,873,559
Air Freight & Logistics	2,454,680	—	—	2,454,680
Airlines	864,513	—	—	864,513
Auto Components	2,051,281	—	—	2,051,281
Automobiles	5,142,798	—	—	5,142,798
Banks	3,200,319	—	—	3,200,319
Beverages	1,302,873	—	—	1,302,873
Building Products	560,656	—	—	560,656
Capital Markets	12,368,511	—	—	12,368,511
Chemicals	19,153,724	—	—	19,153,724
Commercial Services & Supplies	1,756,611	—	—	1,756,611
Communications Equipment	3,693,459	—	—	3,693,459
Construction & Engineering	642,019	—	—	642,019
Consumer Finance	2,364,009	—	—	2,364,009
Containers & Packaging	12,183,517	—	—	12,183,517
Distributors	4,238,390	—	—	4,238,390
Diversified Consumer Services	2,153,438	—	—	2,153,438
Diversified Telecommunication Services	4,333,623	—	—	4,333,623
Electric Utilities	19,648,728	—	—	19,648,728
Electrical Equipment	3,485,115	—	—	3,485,115
Electronic Equipment, Instruments & Components	6,555,111	—	—	6,555,111
Energy Equipment & Services	2,884,056	—	—	2,884,056
Equity Real Estate Investment Trusts (REITs)	1,739,858	—	—	1,739,858
Food & Staples Retailing	5,272,313	—	—	5,272,313
Food Products	12,714,668	—	—	12,714,668
Gas Utilities	1,344,314	—	—	1,344,314
Health Care Providers & Services	5,551,447	—	—	5,551,447
Hotels, Restaurants & Leisure	9,947,075	—	—	9,947,075
Household Durables	8,012,017	—	—	8,012,017
Household Products	1,001,832	—	—	1,001,832
Independent Power Producers & Energy Traders	1,785,721	—	—	1,785,721
Industrial Conglomerates	572,400	—	—	572,400
Insurance	17,220,573	—	—	17,220,573
IT Services	5,686,552	—	—	5,686,552
Leisure Equipment & Products	5,284,392	—	—	5,284,392
Machinery	8,536,339	—	—	8,536,339
Media	11,605,289	—	—	11,605,289
Metals & Mining	5,277,802	—	—	5,277,802
Mortgage Real Estate Investment	1,658,363	—	—	1,658,363
Multi-Utilities	14,821,064	—	—	14,821,064
Multiline Retail	14,200,352	—	—	14,200,352
Oil, Gas & Consumable Fuels	16,166,199	—	—	16,166,199
Paper & Forest Products	801,749	—	—	801,749
Personal Products	1,087,132	—	—	1,087,132
Professional Services	6,236,114	—	—	6,236,114
Real Estate Investment Trusts (REITs)	62,607,950	—	—	62,607,950
Road & Rail	1,282,756	—	—	1,282,756
Semiconductors & Semiconductor Equipment	4,366,962	—	—	4,366,962
Software	2,218,213	—	—	2,218,213
Specialty Retail	21,153,786	—	—	21,153,786

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$14,734,577	$—	$—	$14,734,577
Textiles, Apparel & Luxury Goods	8,881,834	—	—	8,881,834
Thrifts & Mortgage Finance	1,018,888	—	—	1,018,888
Trading Companies & Distributors	8,159,573	—	—	8,159,573
Transportation Infrastructure	1,195,208	—	—	1,195,208
Water Utilities	406,826	—	—	406,826
Wireless Telecommunication Services	892,634	—	—	892,634
Short-Term Investments	3,625,091	—	—	3,625,091

TOTAL INVESTMENTS	$399,978,853	$—	$—	$399,978,853

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	470,999	$470,999	8,493,333	8,964,332	—	$—	$730	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,872,692	4,489,694	382,998	382,998	945	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	24,192,161	24,192,161	—	—	2,601	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	8,242,179	5,000,086	3,242,093	3,242,093	6,526	—

TOTAL		$470,999				$3,625,091	$10,802	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
Arconic, Inc.	8,706	$197,191
Boeing Co.	12,657	2,502,922
BWX Technologies, Inc.	3,124	152,295
General Dynamics Corp.	4,525	896,403
HEICO Corp.	969	69,613
HEICO Corp. Class A	1,767	109,643
Hexcel Corp.	1,461	77,126
Huntington Ingalls Industries, Inc.	956	177,969
L3 Technologies, Inc.	2,139	357,384
Lockheed Martin Corp.	709	196,826
Northrop Grumman Corp.	472	121,167
Orbital ATK, Inc.	323	31,770
Raytheon Co.	5,060	817,089
Rockwell Collins, Inc.	1,191	125,150
Spirit AeroSystems Holdings, Inc. Class A	1,061	61,474
Teledyne Technologies, Inc. (a)	1,098	140,160
Textron, Inc.	3,993	188,070
TransDigm Group, Inc.	413	111,043
United Technologies Corp.	27,911	3,408,212

		9,741,507

AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	1,633	112,154
Expeditors International of Washington, Inc.	2,195	123,974
FedEx Corp.	3,878	842,806
United Parcel Service, Inc. Class B	10,639	1,176,567
XPO Logistics, Inc. (a)	2,165	139,924

		2,395,425

AIRLINES — 0.4%
Alaska Air Group, Inc.	1,230	110,405
American Airlines Group, Inc.	7,105	357,523
Copa Holdings SA Class A	1,285	150,345
Delta Air Lines, Inc.	4,678	251,396
JetBlue Airways Corp. (a)	1,248	28,492
Southwest Airlines Co.	4,314	268,072
Spirit Airlines, Inc. (a)	1,671	86,307
United Continental Holdings, Inc. (a)	5,743	432,161

		1,684,701

AUTO COMPONENTS — 0.3%
Adient PLC	1,945	127,164
BorgWarner, Inc.	5,245	222,178
Delphi Automotive PLC	3,840	336,576
Gentex Corp.	7,934	150,508
Goodyear Tire & Rubber Co.	3,270	114,319
Lear Corp.	1,169	166,092
Visteon Corp. (a)	663	67,666

		1,184,503

AUTOMOBILES — 0.8%
Ford Motor Co.	61,639	689,740
General Motors Co.	46,437	1,622,045
Harley-Davidson, Inc.	5,659	305,699
Tesla, Inc. (a)	2,241	810,368
Thor Industries, Inc.	2,008	209,876

		3,637,728

BANKS — 7.7%
Associated Banc-Corp.	5,084	128,117
Bank of America Corp.	309,594	7,510,750
Bank of Hawaii Corp.	1,084	89,939
BB&T Corp.	28,896	1,312,167
BOK Financial Corp.	935	78,662
CIT Group, Inc.	6,315	307,541
Citigroup, Inc.	65,034	4,349,474
Citizens Financial Group, Inc.	10,498	374,569
Comerica, Inc.	6,897	505,136
Commerce Bancshares, Inc.	2,921	166,000
Cullen/Frost Bankers, Inc.	2,266	212,800
East West Bancorp, Inc.	3,283	192,318
Fifth Third Bancorp	27,798	721,636
First Hawaiian, Inc.	1,099	33,651
First Horizon National Corp.	5,974	104,067
First Republic Bank	4,247	425,125
FNB Corp.	3,817	54,049
Huntington Bancshares, Inc.	21,453	290,045
JPMorgan Chase & Co.	110,986	10,144,120
KeyCorp.	32,917	616,865
M&T Bank Corp.	4,386	710,313
PacWest Bancorp	3,197	149,300
People’s United Financial, Inc.	6,766	119,488
PNC Financial Services Group, Inc.	11,824	1,476,463
Popular, Inc.	3,879	161,793
Prosperity Bancshares, Inc.	2,467	158,480
Regions Financial Corp.	45,932	672,445
SunTrust Banks, Inc.	16,327	926,067
SVB Financial Group (a)	1,309	230,109
Synovus Financial Corp.	1,775	78,526
TCF Financial Corp.	4,589	73,149
US Bancorp	50,932	2,644,389
Webster Financial Corp.	2,086	108,931
Wells Fargo & Co.	12,214	676,778
Western Alliance Bancorp (a)	856	42,115
Zions Bancorp	7,762	340,829

		36,186,206

BEVERAGES — 1.4%
Brown-Forman Corp. Class B	849	41,262
Coca-Cola Co.	58,751	2,634,982
Constellation Brands, Inc. Class A	405	78,461
Dr. Pepper Snapple Group, Inc.	600	54,666
Molson Coors Brewing Co. Class B	2,565	221,462
PepsiCo, Inc.	31,249	3,608,947

		6,639,780

BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	47,379	3,435,451
ACADIA Pharmaceuticals, Inc. (a)	2,278	63,533
Alexion Pharmaceuticals, Inc. (a)	1,018	123,860
Alkermes PLC (a)	3,917	227,069
Amgen, Inc.	15,787	2,718,995
Biogen, Inc. (a)	5,561	1,509,033
BioMarin Pharmaceutical, Inc. (a)	2,390	217,060
Bioverativ, Inc. (a)	2,241	134,841
Celgene Corp. (a)	13,358	1,734,803
Exelixis, Inc. (a)	11,417	281,201
Gilead Sciences, Inc.	379	26,826

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Incyte Corp. (a)	3,141	$395,483
Intercept Pharmaceuticals, Inc. (a) (b)	264	31,963
Ionis Pharmaceuticals, Inc. (a)	1,916	97,467
Juno Therapeutics, Inc. (a)	1,316	39,335
OPKO Health, Inc. (a) (b)	6,462	42,520
Regeneron Pharmaceuticals, Inc. (a)	507	249,008
Seattle Genetics, Inc. (a)	3,947	204,218
TESARO, Inc. (a)	1,533	214,405
United Therapeutics Corp. (a)	576	74,725
Vertex Pharmaceuticals, Inc. (a)	3,552	457,746

		12,279,542

BUILDING PRODUCTS — 0.5%
Allegion PLC	758	61,489
AO Smith Corp.	1,849	104,154
Fortune Brands Home & Security, Inc.	2,249	146,725
Johnson Controls International PLC	32,622	1,414,490
Lennox International, Inc.	323	59,316
Masco Corp.	3,386	129,379
Owens Corning	2,348	157,128
USG Corp. (a)	2,052	59,549

		2,132,230

CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	351	58,217
Ameriprise Financial, Inc.	2,749	349,920
Bank of New York Mellon Corp.	6,621	337,803
BlackRock, Inc.	2,385	1,007,448
CBOE Holdings, Inc.	2,075	189,655
Charles Schwab Corp.	18,621	799,958
CME Group, Inc.	7,671	960,716
E*TRADE Financial Corp. (a)	3,496	132,953
Eaton Vance Corp.	4,254	201,299
FactSet Research Systems, Inc.	212	35,230
Federated Investors, Inc. Class B	1,153	32,572
Franklin Resources, Inc.	10,078	451,394
Goldman Sachs Group, Inc.	8,755	1,942,735
Intercontinental Exchange, Inc.	11,642	767,441
Invesco, Ltd.	4,233	148,959
Lazard, Ltd. Class A	1,725	79,919
Legg Mason, Inc.	923	35,222
LPL Financial Holdings, Inc.	1,994	84,665
MarketAxess Holdings, Inc.	970	195,067
Moody’s Corp.	1,480	180,086
Morgan Stanley	37,541	1,672,827
MSCI, Inc.	1,438	148,100
Nasdaq, Inc.	1,542	110,238
Northern Trust Corp.	3,686	358,316
Raymond James Financial, Inc.	4,364	350,080
S&P Global, Inc.	6,331	924,263
State Street Corp. (c)	13,473	1,208,932
T Rowe Price Group, Inc.	2,767	205,339
TD Ameritrade Holding Corp.	5,402	232,232
Voya Financial, Inc.	2,245	82,818

		13,284,404

CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	397	56,795
Albemarle Corp.	4,127	435,564
Ashland Global Holdings, Inc.	402	26,496
Axalta Coating Systems, Ltd. (a)	4,375	140,175
Cabot Corp.	2,062	110,173
Celanese Corp. Series A	1,249	118,580
CF Industries Holdings, Inc.	2,432	67,999
Chemours Co.	3,822	144,930
Dow Chemical Co.	10,707	675,290
E.I. du Pont de Nemours & Co.	14,568	1,175,783
Eastman Chemical Co.	2,000	167,980
Ecolab, Inc.	2,908	386,037
FMC Corp.	5,290	386,435
Huntsman Corp.	6,851	177,030
International Flavors & Fragrances, Inc.	1,054	142,290
LyondellBasell Industries NV Class A	1,073	90,550
Monsanto Co.	15,776	1,867,247
Mosaic Co.	5,972	136,341
NewMarket Corp.	85	39,141
Olin Corp.	4,799	145,314
Platform Specialty Products Corp. (a)	3,644	46,206
PPG Industries, Inc.	422	46,403
Praxair, Inc.	8,356	1,107,588
RPM International, Inc.	1,052	57,387
Scotts Miracle-Gro Co.	1,655	148,056
Sherwin-Williams Co.	292	102,480
Valvoline, Inc.	4,231	100,359
Westlake Chemical Corp.	634	41,977

		8,140,606

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	1,012	127,552
Clean Harbors, Inc. (a)	1,653	92,287
Copart, Inc. (a)	7,889	250,791
KAR Auction Services, Inc.	3,680	154,450
Republic Services, Inc.	8,797	560,633
Rollins, Inc.	2,207	89,847
Stericycle, Inc. (a)	444	33,886
Waste Management, Inc.	11,905	873,232

		2,182,678

COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	1,095	164,020
ARRIS International PLC (a)	1,565	43,851
Brocade Communications Systems, Inc.	9,098	114,726
Cisco Systems, Inc.	99,356	3,109,843
CommScope Holding Co., Inc. (a)	3,585	136,337
EchoStar Corp. Class A (a)	1,306	79,274
F5 Networks, Inc. (a)	1,626	206,600
Harris Corp.	3,337	364,000
Juniper Networks, Inc.	3,983	111,046
Motorola Solutions, Inc.	4,677	405,683

		4,735,380

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	2,478	80,114
Fluor Corp.	4,281	195,984
Jacobs Engineering Group, Inc.	4,341	236,107
Quanta Services, Inc. (a)	5,151	169,571
Valmont Industries, Inc.	759	113,546

		795,322

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	1,416	130,867
Martin Marietta Materials, Inc.	1,031	229,480

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Vulcan Materials Co.	910	$115,279

		475,626

CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	12,651	264,406
American Express Co.	21,753	1,832,473
Capital One Financial Corp.	9,528	787,203
Discover Financial Services	10,902	677,995
Navient Corp.	8,237	137,146
Santander Consumer USA Holdings, Inc. (a)	3,880	49,509
SLM Corp. (a)	14,335	164,853
Synchrony Financial	16,838	502,109

		4,415,694

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	695	60,368
Avery Dennison Corp.	1,007	88,989
Ball Corp.	1,647	69,520
Bemis Co., Inc.	1,304	60,310
Berry Global Group, Inc. (a)	2,956	168,522
Crown Holdings, Inc. (a)	746	44,506
International Paper Co.	13,122	742,837
Owens-Illinois, Inc. (a)	4,713	112,735
Packaging Corp. of America	2,824	314,565
Silgan Holdings, Inc.	1,181	37,532
Sonoco Products Co.	2,353	120,991
WestRock Co.	6,243	353,728

		2,174,603

DISTRIBUTORS — 0.2%
Genuine Parts Co.	3,395	314,920
LKQ Corp. (a)	7,722	254,440
Pool Corp.	1,260	148,138

		717,498

DIVERSIFIED CONSUMER SERVICES — 0.1%
Graham Holdings Co. Class B	66	39,577
H&R Block, Inc.	2,723	84,168
Service Corp. International	2,616	87,505
ServiceMaster Global Holdings, Inc. (a)	3,260	127,759

		339,009

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Berkshire Hathaway, Inc. Class B (a)	48,023	8,133,655
Leucadia National Corp.	10,649	278,578

		8,412,233

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	225,524	8,509,021
CenturyLink, Inc.	6,298	150,396
Level 3 Communications, Inc. (a)	3,436	203,755
Verizon Communications, Inc.	45,451	2,029,842
Zayo Group Holdings, Inc. (a)	3,845	118,810

		11,011,824

ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	5,765	231,580
American Electric Power Co., Inc.	1,746	121,295
Avangrid, Inc.	1,172	51,744
Duke Energy Corp.	16,261	1,359,257
Edison International	4,344	339,657
Entergy Corp.	2,518	193,307
Eversource Energy	1,351	82,019
Exelon Corp.	27,060	976,054
FirstEnergy Corp.	5,149	150,145
Hawaiian Electric Industries, Inc.	1,112	36,007
NextEra Energy, Inc.	10,544	1,477,531
OGE Energy Corp.	8,085	281,277
PG&E Corp.	4,015	266,476
Pinnacle West Capital Corp.	2,528	215,284
PPL Corp.	4,620	178,609
Southern Co.	16,431	786,716
Westar Energy, Inc.	3,265	173,110
Xcel Energy, Inc.	4,328	198,569

		7,118,637

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	338	68,709
AMETEK, Inc.	2,938	177,955
Eaton Corp. PLC	15,571	1,211,891
Emerson Electric Co.	24,424	1,456,159
Hubbell, Inc.	1,650	186,730
Regal Beloit Corp.	937	76,412
Rockwell Automation, Inc.	4,013	649,945
Sensata Technologies Holding NV (a)	1,568	66,985

		3,894,786

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	6,930	511,573
Arrow Electronics, Inc. (a)	1,720	134,882
Avnet, Inc.	630	24,494
CDW Corp.	1,980	123,809
Cognex Corp.	2,759	234,239
Coherent, Inc. (a)	1,009	227,015
Corning, Inc.	37,362	1,122,728
Dolby Laboratories, Inc. Class A	1,922	94,101
FLIR Systems, Inc.	4,972	172,330
IPG Photonics Corp. (a)	420	60,942
Jabil, Inc.	3,875	113,111
Keysight Technologies, Inc. (a)	3,820	148,713
National Instruments Corp.	1,977	79,515
Trimble, Inc. (a)	8,540	304,622
Universal Display Corp.	721	78,769
Zebra Technologies Corp. Class A (a)	890	89,463

		3,520,306

ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes, Inc.	9,916	540,521
Halliburton Co.	28,997	1,238,462
Helmerich & Payne, Inc.	1,879	102,105
Nabors Industries, Ltd.	6,904	56,199
National Oilwell Varco, Inc.	10,212	336,383
Patterson-UTI Energy, Inc.	7,056	142,461
RPC, Inc.	1,558	31,487
Schlumberger, Ltd.	5,717	376,407
Transocean, Ltd. (a)	9,998	82,283
Weatherford International PLC (a)	6,723	26,018

		2,932,326

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Colony NorthStar, Inc. Class A REIT	11,133	$156,864
CoreCivic, Inc. REIT	867	23,912
Uniti Group, Inc. REIT	3,423	86,054

		266,830

FOOD & STAPLES RETAILING — 1.5%
Casey’s General Stores, Inc.	397	42,523
Costco Wholesale Corp.	7,657	1,224,584
Rite Aid Corp. (a)	13,278	39,170
Sprouts Farmers Market, Inc. (a)	3,032	68,735
Sysco Corp.	15,229	766,476
US Foods Holding Corp. (a)	2,769	75,372
Wal-Mart Stores, Inc.	53,193	4,025,646
Walgreens Boots Alliance, Inc.	6,262	490,377
Whole Foods Market, Inc.	11,804	497,067

		7,229,950

FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	14,574	603,072
Blue Buffalo Pet Products, Inc. (a)	1,932	44,069
Bunge, Ltd.	3,686	274,976
Campbell Soup Co.	3,043	158,692
Conagra Brands, Inc.	7,613	272,241
Flowers Foods, Inc.	3,187	55,167
General Mills, Inc.	11,724	649,510
Hain Celestial Group, Inc. (a)	1,308	50,776
Hershey Co.	5,459	586,133
Hormel Foods Corp.	2,778	94,758
Ingredion, Inc.	1,717	204,684
J.M. Smucker Co.	2,431	287,660
Kellogg Co.	4,946	343,549
Kraft Heinz Co.	828	70,910
Lamb Weston Holdings, Inc.	3,028	133,353
McCormick & Co., Inc.	2,270	221,348
Mondelez International, Inc. Class A	7,449	321,722
Pinnacle Foods, Inc.	2,455	145,827
Post Holdings, Inc. (a)	1,455	112,981
Seaboard Corp.	9	35,955
TreeHouse Foods, Inc. (a)	776	63,391
Tyson Foods, Inc. Class A	5,797	363,066

		5,093,840

GAS UTILITIES — 0.1%
Atmos Energy Corp.	1,276	105,844
National Fuel Gas Co.	2,809	156,855
UGI Corp.	5,114	247,569

		510,268

HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	50,466	2,453,152
Alere, Inc. (a)	843	42,310
Align Technology, Inc. (a)	3,284	492,994
Baxter International, Inc.	20,258	1,226,419
Becton Dickinson and Co.	6,800	1,326,748
Boston Scientific Corp. (a)	40,226	1,115,065
C.R. Bard, Inc.	2,034	642,968
Cooper Cos., Inc.	1,792	429,041
Danaher Corp.	6,209	523,978
DENTSPLY SIRONA, Inc.	4,423	286,787
DexCom, Inc. (a)	398	29,114
Edwards Lifesciences Corp. (a)	3,417	404,026
Hill-Rom Holdings, Inc.	1,865	148,473
Hologic, Inc. (a)	3,144	142,675
IDEXX Laboratories, Inc. (a)	3,562	574,978
Intuitive Surgical, Inc. (a)	1,250	1,169,212
Medtronic PLC	29,069	2,579,874
ResMed, Inc.	4,684	364,743
STERIS PLC	883	71,964
Stryker Corp.	11,968	1,660,919
Teleflex, Inc.	1,446	300,421
Varian Medical Systems, Inc. (a)	3,796	391,709
West Pharmaceutical Services, Inc.	2,293	216,734
Zimmer Biomet Holdings, Inc.	6,302	809,177

		17,403,481

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc.	4,420	671,088
AmerisourceBergen Corp.	1,258	118,919
Anthem, Inc.	4,254	800,305
Brookdale Senior Living, Inc. (a)	3,553	52,265
Cardinal Health, Inc.	662	51,583
Centene Corp. (a)	1,085	86,670
Cigna Corp.	1,359	227,483
DaVita, Inc. (a)	1,675	108,473
Express Scripts Holding Co. (a)	4,492	286,769
HCA Healthcare, Inc. (a)	3,695	322,204
Henry Schein, Inc. (a)	1,533	280,570
Humana, Inc.	1,856	446,591
Laboratory Corp. of America Holdings (a)	3,449	531,629
McKesson Corp.	1,033	169,970
MEDNAX, Inc. (a)	784	47,330
Patterson Cos., Inc.	1,513	71,035
Quest Diagnostics, Inc.	5,645	627,498
UnitedHealth Group, Inc.	27,010	5,008,194
Universal Health Services, Inc. Class B	403	49,198
VCA, Inc. (a)	1,731	159,788
WellCare Health Plans, Inc. (a)	1,594	286,219

		10,403,781

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc. (a)	239	33,591
Cerner Corp. (a)	3,076	204,462
Veeva Systems, Inc. Class A (a)	4,247	260,384

		498,437

HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	5,542	227,111
Carnival Corp.	5,965	391,125
Chipotle Mexican Grill, Inc. (a)	334	138,977
Choice Hotels International, Inc.	861	55,319
Darden Restaurants, Inc.	2,410	217,960
Domino’s Pizza, Inc.	1,668	352,832
Dunkin’ Brands Group, Inc.	2,669	147,115
Extended Stay America, Inc.	4,892	94,709
Hilton Grand Vacations, Inc. (a)	1,486	53,585
Hilton Worldwide Holdings, Inc.	5,849	361,761
Hyatt Hotels Corp. Class A (a)	1,084	60,932
International Game Technology PLC	3,632	66,466
Las Vegas Sands Corp.	14,228	909,027
Marriott International, Inc. Class A	7,349	737,178

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
McDonald’s Corp.	19,284	$2,953,538
MGM Resorts International	20,905	654,118
Norwegian Cruise Line Holdings, Ltd. (a)	790	42,889
Panera Bread Co. Class A (a)	573	180,289
Royal Caribbean Cruises, Ltd.	1,932	211,032
Six Flags Entertainment Corp.	1,282	76,420
Starbucks Corp.	4,318	251,783
Vail Resorts, Inc.	1,239	251,306
Wendy’s Co.	5,986	92,843
Wyndham Worldwide Corp.	2,588	259,861
Wynn Resorts, Ltd.	3,231	433,342
Yum China Holdings, Inc. (a)	7,638	301,166
Yum! Brands, Inc.	12,186	898,839

		10,421,523

HOUSEHOLD DURABLES — 0.4%
CalAtlantic Group, Inc.	1,338	47,298
D.R. Horton, Inc.	3,513	121,445
Garmin, Ltd.	4,977	253,976
Leggett & Platt, Inc.	772	40,553
Lennar Corp. Class A	2,549	135,913
Mohawk Industries, Inc. (a)	960	232,023
Newell Brands, Inc.	7,786	417,485
NVR, Inc. (a)	40	96,424
PulteGroup, Inc.	7,823	191,898
Toll Brothers, Inc.	3,267	129,079
Tupperware Brands Corp.	2,089	146,711
Whirlpool Corp.	1,527	292,604

		2,105,409

HOUSEHOLD PRODUCTS — 2.4%
Church & Dwight Co., Inc.	1,519	78,806
Clorox Co.	958	127,644
Colgate-Palmolive Co.	24,005	1,779,491
Energizer Holdings, Inc.	1,266	60,793
Kimberly-Clark Corp.	4,271	551,429
Procter & Gamble Co.	96,070	8,372,500
Spectrum Brands Holdings, Inc.	698	87,278

		11,057,941

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	20,981	233,099
Calpine Corp. (a)	3,143	42,525
NRG Energy, Inc.	8,101	139,499
Vistra Energy Corp.	4,993	83,832

		498,955

INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	9,029	1,879,747
Carlisle Cos., Inc.	944	90,058
General Electric Co.	117,735	3,180,022
Honeywell International, Inc.	9,740	1,298,245
Roper Technologies, Inc.	960	222,269

		6,670,341

INSURANCE — 3.2%
Aflac, Inc.	10,946	850,285
Alleghany Corp. (a)	302	179,630
Allied World Assurance Co. Holdings AG	2,771	146,586
Allstate Corp.	9,379	829,479
American Financial Group, Inc.	1,612	160,184
American International Group, Inc.	4,713	294,657
Aon PLC	6,105	811,660
Arch Capital Group, Ltd. (a)	3,036	283,228
Arthur J Gallagher & Co.	6,620	378,995
Aspen Insurance Holdings, Ltd.	519	25,872
Assurant, Inc.	833	86,374
Assured Guaranty, Ltd.	3,910	163,203
Athene Holding, Ltd. Class A (a)	900	44,649
Axis Capital Holdings, Ltd.	1,334	86,256
Brown & Brown, Inc.	3,694	159,101
Chubb, Ltd.	10,921	1,587,695
Cincinnati Financial Corp.	3,637	263,501
CNA Financial Corp.	1,066	51,968
Erie Indemnity Co. Class A	644	80,545
Everest Re Group, Ltd.	1,070	272,411
FNF Group	3,025	135,611
Hartford Financial Services Group, Inc.	1,627	85,531
Lincoln National Corp.	6,808	460,085
Loews Corp.	11,248	526,519
Markel Corp. (a)	46	44,890
Marsh & McLennan Cos., Inc.	12,964	1,010,673
Mercury General Corp.	634	34,236
MetLife, Inc.	16,276	894,203
Old Republic International Corp.	4,347	84,897
Principal Financial Group, Inc.	8,827	565,546
ProAssurance Corp.	1,512	91,930
Progressive Corp.	7,594	334,819
Prudential Financial, Inc.	16,256	1,757,924
Reinsurance Group of America, Inc.	1,933	248,178
RenaissanceRe Holdings, Ltd.	1,282	178,262
Torchmark Corp.	3,917	299,650
Travelers Cos., Inc.	3,823	483,724
Unum Group	8,420	392,625
Validus Holdings, Ltd.	1,744	90,636
White Mountains Insurance Group, Ltd.	75	65,147
Willis Towers Watson PLC	2,564	372,959
WR Berkley Corp.	1,017	70,346
XL Group, Ltd.	3,544	155,227

		15,139,897

INTERNET & CATALOG RETAIL — 3.0%
Amazon.com, Inc. (a)	9,576	9,269,568
Expedia, Inc.	562	83,710
Liberty Expedia Holdings, Inc. Class A (a)	1,118	60,394
Liberty Ventures Series A (a)	1,465	76,605
Netflix, Inc. (a)	5,384	804,423
Priceline Group, Inc. (a)	1,863	3,484,779
TripAdvisor, Inc. (a)	1,501	57,338
Wayfair, Inc. Class A (a)	794	61,043

		13,897,860

INTERNET SOFTWARE & SERVICES — 2.5%
Akamai Technologies, Inc. (a)	2,752	137,077
Alphabet, Inc. Class A (a)	3,144	2,922,914
Alphabet, Inc. Class C (a)	4,779	4,342,821
CoStar Group, Inc. (a)	320	84,352
eBay, Inc. (a)	33,794	1,180,086
Facebook, Inc. Class A (a)	12,762	1,926,807

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
GoDaddy, Inc. Class A (a)	1,619	$68,678
IAC/InterActiveCorp (a)	1,716	177,160
LogMeIn, Inc.	1,261	131,774
Pandora Media, Inc. (a) (b)	5,203	46,411
Twitter, Inc. (a)	13,304	237,742
VeriSign, Inc. (a)	637	59,216
Zillow Group, Inc. Class A (a)	1,805	88,156
Zillow Group, Inc. Class C (a)	2,176	106,646

		11,509,840

IT SERVICES — 2.6%
Accenture PLC Class A	4,671	577,709
Alliance Data Systems Corp.	585	150,164
Automatic Data Processing, Inc.	3,462	354,716
Booz Allen Hamilton Holding Corp.	1,225	39,861
Cognizant Technology Solutions Corp. Class A	1,504	99,866
Conduent, Inc. (a)	3,923	62,533
CoreLogic, Inc. (a)	1,263	54,789
CSRA, Inc.	3,349	106,331
DST Systems, Inc.	480	29,616
DXC Technology Co.	10,679	819,293
Fidelity National Information Services, Inc.	6,452	551,001
First Data Corp. Class A (a)	7,641	139,066
Fiserv, Inc. (a)	509	62,271
FleetCor Technologies, Inc. (a)	860	124,021
Gartner, Inc. (a)	905	111,777
Genpact, Ltd.	1,175	32,700
Global Payments, Inc.	343	30,980
International Business Machines Corp.	30,485	4,689,508
Jack Henry & Associates, Inc.	897	93,171
Leidos Holdings, Inc.	3,921	202,676
Mastercard, Inc. Class A	7,247	880,148
Paychex, Inc.	5,870	334,238
PayPal Holdings, Inc. (a)	23,469	1,259,581
Square, Inc. Class A (a)	4,591	107,705
Teradata Corp. (a)	4,598	135,595
Total System Services, Inc.	465	27,086
Vantiv, Inc. Class A (a)	764	48,392
Visa, Inc. Class A	9,788	917,919
Western Union Co.	8,330	158,686
WEX, Inc. (a)	885	92,279

		12,293,678

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	1,923	120,630
Hasbro, Inc.	1,505	167,823
Mattel, Inc.	9,247	199,088
Polaris Industries, Inc.	1,080	99,608

		587,149

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	9,176	544,229
Bio-Rad Laboratories, Inc. Class A (a)	804	181,953
Bio-Techne Corp.	1,138	133,715
Bruker Corp.	2,387	68,841
Charles River Laboratories International, Inc. (a)	1,073	108,534
Illumina, Inc. (a)	2,275	394,758
Mettler-Toledo International, Inc. (a)	658	387,259
Patheon NV (a)	698	24,346
PerkinElmer, Inc.	1,170	79,724
QIAGEN NV (a)	7,765	260,360
Quintiles IMS Holdings, Inc. (a)	3,313	296,514
Thermo Fisher Scientific, Inc.	11,953	2,085,440
VWR Corp. (a)	1,764	58,230
Waters Corp. (a)	2,779	510,891

		5,134,794

MACHINERY — 2.9%
AGCO Corp.	1,952	131,545
Allison Transmission Holdings, Inc.	3,423	128,397
Caterpillar, Inc.	22,483	2,416,023
Colfax Corp. (a)	2,910	114,567
Crane Co.	2,063	163,761
Cummins, Inc.	5,502	892,534
Deere & Co.	9,750	1,205,003
Donaldson Co., Inc.	5,437	247,601
Dover Corp.	6,311	506,268
Flowserve Corp.	4,794	222,585
Fortive Corp.	6,358	402,779
Graco, Inc.	1,202	131,355
IDEX Corp.	2,006	226,698
Illinois Tool Works, Inc.	9,770	1,399,553
Ingersoll-Rand PLC	8,680	793,265
Lincoln Electric Holdings, Inc.	2,213	203,795
Middleby Corp. (a)	1,113	135,241
Nordson Corp.	2,293	278,187
Oshkosh Corp.	2,875	198,030
PACCAR, Inc.	8,740	577,190
Parker-Hannifin Corp.	4,803	767,615
Pentair PLC	5,841	388,660
Snap-on, Inc.	321	50,718
Stanley Black & Decker, Inc.	4,513	635,115
Terex Corp.	3,328	124,800
Timken Co.	2,778	128,483
Toro Co.	4,246	294,205
Trinity Industries, Inc.	2,914	81,679
WABCO Holdings, Inc. (a)	848	108,129
Wabtec Corp.	1,108	101,382
Welbilt, Inc. (a)	2,659	50,122
Xylem, Inc.	5,317	294,721

		13,400,006

MARINE — 0.0% (d)
Kirby Corp. (a)	1,359	90,849

MEDIA — 4.0%
Cable One, Inc.	97	68,957
CBS Corp. Class B	13,623	868,875
Charter Communications, Inc. Class A (a)	7,639	2,573,197
Cinemark Holdings, Inc.	3,368	130,847
Comcast Corp. Class A	162,716	6,332,907
Discovery Communications, Inc. Class A (a)	5,488	141,755
Discovery Communications, Inc. Class C (a)	7,522	189,630
DISH Network Corp. Class A (a)	5,361	336,456
Interpublic Group of Cos., Inc.	8,005	196,923
John Wiley & Sons, Inc. Class A	1,437	75,802
Liberty Broadband Corp. Class A (a)	528	45,297

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Liberty Broadband Corp. Class C (a)	2,150	$186,512
Liberty Media Corp.-Liberty Formula One Class C (a)	2,197	80,454
Liberty Media Corp.-Liberty Formula One Class A (a)	1,022	35,801
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,839	77,201
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,698	154,207
Lions Gate Entertainment Corp. Class A	892	25,172
Lions Gate Entertainment Corp. Class B (a)	2,048	53,821
Live Nation Entertainment, Inc. (a)	3,730	129,991
Madison Square Garden Co. Class A (a)	381	75,019
News Corp. Class A	12,588	172,456
News Corp. Class B	3,859	54,605
Omnicom Group, Inc.	6,369	527,990
Regal Entertainment Group Class A	3,147	64,388
Scripps Networks Interactive, Inc. Class A	3,390	231,571
Sirius XM Holdings, Inc. (b)	59,484	325,377
TEGNA, Inc.	1,735	25,001
Time Warner, Inc.	25,436	2,554,029
Tribune Media Co. Class A	2,731	111,343
Twenty-First Century Fox, Inc. Class A	27,724	785,698
Twenty-First Century Fox, Inc. Class B	11,191	311,893
Viacom, Inc. Class B	11,628	390,352
Walt Disney Co.	14,056	1,493,450

		18,826,977

METALS & MINING — 0.5%
Alcoa Corp.	3,825	124,886
Freeport-McMoRan, Inc. (a)	36,038	432,817
Newmont Mining Corp.	13,575	439,694
Nucor Corp.	10,598	613,306
Reliance Steel & Aluminum Co.	2,000	145,620
Royal Gold, Inc.	1,855	145,005
Southern Copper Corp.	1,965	68,048
Steel Dynamics, Inc.	7,130	255,325
Tahoe Resources, Inc.	8,688	74,891
United States Steel Corp. (b)	5,150	114,021

		2,413,613

MORTGAGE REAL ESTATE INVESTMENT — 0.1%
AGNC Investment Corp. REIT	14,214	302,616

MULTI-UTILITIES — 0.9%
Ameren Corp.	4,707	257,332
CenterPoint Energy, Inc.	17,764	486,378
CMS Energy Corp.	2,512	116,180
Consolidated Edison, Inc.	3,775	305,095
Dominion Energy, Inc.	12,547	961,477
DTE Energy Co.	4,639	490,760
MDU Resources Group, Inc.	8,128	212,954
NiSource, Inc.	4,516	114,526
Public Service Enterprise Group, Inc.	1,091	46,924
SCANA Corp.	2,298	153,989
Sempra Energy	5,142	579,760
Vectren Corp.	1,810	105,776
WEC Energy Group, Inc.	3,489	214,155

		4,045,306

MULTILINE RETAIL — 0.3%
Dollar General Corp.	4,018	289,658
Dollar Tree, Inc. (a)	3,533	247,027
Kohl’s Corp.	3,490	134,958
Macy’s, Inc.	4,397	102,186
Nordstrom, Inc.	1,766	84,468
Target Corp.	6,135	320,799

		1,179,096

OIL, GAS & CONSUMABLE FUELS — 5.1%
Anadarko Petroleum Corp.	11,991	543,672
Antero Resources Corp. (a)	5,470	118,207
Apache Corp.	9,659	462,956
Cabot Oil & Gas Corp.	14,438	362,105
Centennial Resource Development, Inc. Class A (a)	2,290	36,228
Cheniere Energy, Inc. (a)	3,450	168,050
Chesapeake Energy Corp. (a)	25,666	127,560
Chevron Corp.	58,315	6,084,004
Cimarex Energy Co.	617	58,004
Concho Resources, Inc. (a)	1,496	181,809
ConocoPhillips	18,006	791,544
CONSOL Energy, Inc. (a)	7,983	119,266
Continental Resources, Inc. (a)	2,726	88,132
Devon Energy Corp.	11,762	376,031
Energen Corp. (a)	2,468	121,845
EOG Resources, Inc.	10,875	984,405
EQT Corp.	2,993	175,360
Extraction Oil & Gas, Inc. (a)	2,488	33,464
Exxon Mobil Corp.	86,062	6,947,785
Gulfport Energy Corp. (a)	1,943	28,659
Hess Corp.	1,793	78,659
HollyFrontier Corp.	1,894	52,028
Kinder Morgan, Inc.	40,946	784,525
Laredo Petroleum, Inc. (a)	5,092	53,568
Marathon Oil Corp.	20,775	246,184
Marathon Petroleum Corp.	8,968	469,295
Murphy Oil Corp.	3,639	93,268
Newfield Exploration Co. (a)	1,079	30,708
Noble Energy, Inc.	14,494	410,180
Occidental Petroleum Corp.	9,622	576,069
ONEOK, Inc.	8,182	426,773
Parsley Energy, Inc. Class A (a)	6,630	183,983
Phillips 66	745	61,604
Pioneer Natural Resources Co.	5,135	819,443
QEP Resources, Inc. (a)	6,845	69,135
Range Resources Corp.	5,170	119,789
Rice Energy, Inc. (a)	5,175	137,810
RSP Permian, Inc. (a)	1,475	47,598
SM Energy Co.	2,109	34,862
Southwestern Energy Co. (a)	11,496	69,896
Targa Resources Corp.	4,636	209,547
Tesoro Corp.	749	70,106
Valero Energy Corp.	4,696	316,792
Whiting Petroleum Corp. (a)	4,646	25,599
Williams Cos., Inc.	16,734	506,706
World Fuel Services Corp.	921	35,412
WPX Energy, Inc. (a)	12,929	124,894

		23,863,519

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.0% (d)
Domtar Corp.	663	$25,472

PERSONAL PRODUCTS — 0.1%
Edgewell Personal Care Co. (a)	548	41,659
Estee Lauder Cos., Inc. Class A	2,181	209,332
Herbalife, Ltd. (a)	1,624	115,840
Nu Skin Enterprises, Inc. Class A	2,119	133,158

		499,989

PHARMACEUTICALS — 6.3%
Akorn, Inc. (a)	1,210	40,583
Allergan PLC	2,233	542,820
Bristol-Myers Squibb Co.	18,368	1,023,465
Eli Lilly & Co.	9,740	801,602
Endo International PLC (a)	2,150	24,015
Johnson & Johnson	93,926	12,425,471
Mallinckrodt PLC (a)	843	37,775
Merck & Co., Inc.	112,799	7,229,288
Mylan NV (a)	4,546	176,476
Perrigo Co. PLC	677	51,127
Pfizer, Inc.	189,095	6,351,701
Zoetis, Inc.	13,858	864,462

		29,568,785

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp.	986	106,636
Equifax, Inc.	1,654	227,293
IHS Markit, Ltd. (a)	8,099	356,680
ManpowerGroup, Inc.	1,070	119,465
Nielsen Holdings PLC	5,615	217,076
Robert Half International, Inc.	1,416	67,869
TransUnion (a)	2,637	114,208
Verisk Analytics, Inc. (a)	2,122	179,033

		1,388,260

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
Alexandria Real Estate Equities, Inc. REIT	2,293	276,238
American Campus Communities, Inc. REIT	3,627	171,557
American Homes 4 Rent Class A REIT	9,186	207,328
American Tower Corp. REIT	9,887	1,308,248
Annaly Capital Management, Inc. REIT	41,288	497,520
Apartment Investment & Management Co. Class A REIT	2,373	101,968
Apple Hospitality REIT, Inc.	4,342	81,239
AvalonBay Communities, Inc. REIT	903	173,530
Boston Properties, Inc. REIT	2,495	306,935
Brandywine Realty Trust	5,412	94,872
Brixmor Property Group, Inc. REIT	4,293	76,759
Camden Property Trust REIT	1,678	143,486
Chimera Investment Corp. REIT	7,720	143,824
Columbia Property Trust, Inc. REIT	1,693	37,889
CoreSite Realty Corp. REIT	691	71,539
Corporate Office Properties Trust REIT	4,028	141,101
Crown Castle International Corp. REIT	8,971	898,715
CyrusOne, Inc. REIT	1,599	89,144
DCT Industrial Trust, Inc. REIT	2,597	138,784
DDR Corp. REIT	5,017	45,504
Digital Realty Trust, Inc. REIT	4,277	483,087
Douglas Emmett, Inc. REIT	3,982	152,152
Duke Realty Corp. REIT	9,449	264,100
DuPont Fabros Technology, Inc. REIT	2,056	125,745
Empire State Realty Trust, Inc. Class A	2,756	57,242
EPR Properties REIT	1,750	125,772
Equinix, Inc. REIT	1,181	506,838
Equity Commonwealth REIT (a)	3,150	99,540
Equity LifeStyle Properties, Inc. REIT	1,158	99,982
Equity Residential REIT	1,266	83,341
Essex Property Trust, Inc. REIT	362	93,132
Extra Space Storage, Inc. REIT	630	49,140
Federal Realty Investment Trust REIT	866	109,454
Forest City Realty Trust, Inc. Class A	3,542	85,610
Gaming and Leisure Properties, Inc. REIT	7,476	281,621
GGP, Inc. REIT	5,418	127,648
HCP, Inc. REIT	10,632	339,799
Healthcare Trust of America, Inc. Class A	4,420	137,506
Highwoods Properties, Inc. REIT	2,804	142,191
Hospitality Properties Trust REIT	6,083	177,319
Host Hotels & Resorts, Inc. REIT	22,025	402,397
Hudson Pacific Properties, Inc. REIT	3,437	117,511
Invitation Homes, Inc. REIT	1,820	39,367
Iron Mountain, Inc. REIT	5,729	196,848
Kilroy Realty Corp. REIT	2,172	163,226
Kimco Realty Corp. REIT	6,142	112,706
Lamar Advertising Co. Class A, REIT	1,923	141,475
Liberty Property Trust REIT	5,325	216,781
Macerich Co. REIT	1,165	67,640
Medical Properties Trust, Inc. REIT	9,593	123,462
MFA Financial, Inc. REIT	16,265	136,463
Mid-America Apartment Communities, Inc. REIT	1,569	165,341
National Retail Properties, Inc. REIT	3,238	126,606
New Residential Investment Corp. REIT	9,710	151,088
Omega Healthcare Investors, Inc. REIT	1,940	64,059
Outfront Media, Inc. REIT	4,605	106,468
Paramount Group, Inc. REIT	4,102	65,632
Park Hotels & Resorts, Inc. REIT	2,664	71,821
Piedmont Office Realty Trust, Inc. Class A REIT	3,639	76,710
Prologis, Inc. REIT	15,776	925,105
Public Storage REIT	1,150	239,809
Rayonier, Inc. REIT	5,524	158,925
Realty Income Corp. REIT	5,830	321,699
Regency Centers Corp. REIT	2,222	139,186
Retail Properties of America, Inc. Class A REIT	4,365	53,297
SBA Communications Corp. REIT (a)	2,066	278,703
Senior Housing Properties Trust REIT	9,611	196,449
Simon Property Group, Inc. REIT	3,572	577,807
SL Green Realty Corp. REIT	1,212	128,230
Spirit Realty Capital, Inc. REIT	10,995	81,473
Starwood Property Trust, Inc. REIT	9,555	213,936
STORE Capital Corp. REIT	3,665	82,279
Sun Communities, Inc. REIT	591	51,825
Tanger Factory Outlet Centers, Inc. REIT	2,102	54,610
Taubman Centers, Inc. REIT	717	42,697
Two Harbors Investment Corp. REIT	10,567	104,719
UDR, Inc. REIT	1,760	68,587

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Ventas, Inc. REIT	10,148	$705,083
VEREIT, Inc. REIT	33,517	272,828
Vornado Realty Trust REIT	2,660	249,774
Weingarten Realty Investors REIT	1,954	58,815
Welltower, Inc. REIT	7,037	526,719
Weyerhaeuser Co. REIT	16,528	553,688
WP Carey, Inc. REIT	2,616	172,682

		17,351,925

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	1,404	51,105
Howard Hughes Corp. (a)	652	80,092

		131,197

ROAD & RAIL — 1.3%
CSX Corp.	26,896	1,467,446
Genesee & Wyoming, Inc. Class A (a)	1,843	126,043
JB Hunt Transport Services, Inc.	1,858	169,784
Kansas City Southern	2,605	272,613
Landstar System, Inc.	1,077	92,191
Norfolk Southern Corp.	9,810	1,193,877
Old Dominion Freight Line, Inc.	1,240	118,098
Ryder System, Inc.	978	70,396
Union Pacific Corp.	22,625	2,464,089

		5,974,537

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Micro Devices, Inc. (a)	34,076	425,268
Analog Devices, Inc.	11,486	893,611
Applied Materials, Inc.	44,269	1,828,752
Broadcom, Ltd.	299	69,682
Cavium, Inc. (a)	381	23,671
Cypress Semiconductor Corp.	9,978	136,200
Intel Corp.	69,605	2,348,473
KLA-Tencor Corp.	3,508	321,017
Lam Research Corp.	5,691	804,878
Marvell Technology Group, Ltd.	15,561	257,068
Maxim Integrated Products, Inc.	5,672	254,673
Microchip Technology, Inc.	8,759	676,020
Micron Technology, Inc. (a)	32,322	965,135
Microsemi Corp. (a)	3,044	142,459
NVIDIA Corp.	23,650	3,418,844
NXP Semiconductors NV (a)	3,451	377,712
ON Semiconductor Corp. (a)	9,976	140,063
Qorvo, Inc. (a)	1,318	83,456
QUALCOMM, Inc.	47,465	2,621,017
Skyworks Solutions, Inc.	1,852	177,699
Teradyne, Inc.	7,001	210,240
Texas Instruments, Inc.	33,860	2,604,850
Versum Materials, Inc.	2,248	73,060
Xilinx, Inc.	8,481	545,498

		19,399,346

SOFTWARE — 3.9%
Activision Blizzard, Inc.	14,136	813,810
Adobe Systems, Inc. (a)	5,831	824,737
ANSYS, Inc. (a)	1,701	206,978
Atlassian Corp. PLC Class A (a)	1,512	53,192
Autodesk, Inc. (a)	6,311	636,275
CA, Inc.	9,254	318,985
Cadence Design Systems, Inc. (a)	4,069	136,271
CDK Global, Inc.	2,792	173,272
Citrix Systems, Inc. (a)	3,383	269,219
Dell Technologies, Inc. Class V (a)	4,245	259,412
Electronic Arts, Inc. (a)	2,157	228,038
FireEye, Inc. (a)	2,519	38,314
Fortinet, Inc. (a)	1,431	53,577
Guidewire Software, Inc. (a)	630	43,287
Intuit, Inc.	3,337	443,187
Microsoft Corp.	120,282	8,291,038
Nuance Communications, Inc. (a)	2,703	47,059
Oracle Corp.	47,699	2,391,628
PTC, Inc. (a)	4,137	228,031
Red Hat, Inc. (a)	386	36,960
salesforce.com, Inc. (a)	4,034	349,344
ServiceNow, Inc. (a)	2,662	282,172
Splunk, Inc. (a)	2,316	131,757
Symantec Corp.	25,526	721,109
Synopsys, Inc. (a)	5,081	370,557
Tableau Software, Inc. Class A (a)	634	38,845
Take-Two Interactive Software, Inc. (a)	2,848	208,986
Tyler Technologies, Inc. (a)	183	32,148
Ultimate Software Group, Inc. (a)	342	71,841
VMware, Inc. Class A (a)	2,261	197,679
Workday, Inc. Class A (a)	2,779	269,563
Zynga, Inc. Class A (a)	27,347	99,543

		18,266,814

SPECIALTY RETAIL — 1.5%
Advance Auto Parts, Inc.	626	72,985
AutoZone, Inc. (a)	159	90,703
Bed Bath & Beyond, Inc.	2,169	65,938
Best Buy Co., Inc.	9,305	533,456
Burlington Stores, Inc. (a)	2,006	184,532
Cabela’s, Inc. (a)	1,901	112,957
CarMax, Inc. (a)	4,481	282,572
Dick’s Sporting Goods, Inc.	2,760	109,931
Foot Locker, Inc.	1,442	71,062
Gap, Inc.	6,185	136,008
Home Depot, Inc.	13,269	2,035,465
L Brands, Inc.	1,259	67,847
Lowe’s Cos., Inc.	8,979	696,142
Michaels Cos., Inc. (a)	2,392	44,300
Murphy USA, Inc. (a)	687	50,914
O’Reilly Automotive, Inc. (a)	423	92,527
Penske Automotive Group, Inc.	923	40,529
Ross Stores, Inc.	8,682	501,212
Sally Beauty Holdings, Inc. (a)	2,325	47,081
Staples, Inc.	11,464	115,442
Tiffany & Co.	3,348	314,277
TJX Cos., Inc.	11,882	857,524
Tractor Supply Co.	1,136	61,582
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,550	445,377
Urban Outfitters, Inc. (a)	2,161	40,065
Williams-Sonoma, Inc.	1,030	49,955

		7,120,383

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	68,824	$9,912,032
Hewlett Packard Enterprise Co.	34,359	570,016
HP, Inc.	60,554	1,058,484
NCR Corp. (a)	4,226	172,590
NetApp, Inc.	10,412	417,001
Western Digital Corp.	7,237	641,198
Xerox Corp.	3,735	107,306

		12,878,627

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Coach, Inc.	9,575	453,281
Kate Spade & Co. (a)	5,260	97,257
lululemon athletica, Inc. (a)	2,018	120,414
Michael Kors Holdings, Ltd. (a)	4,360	158,050
PVH Corp.	2,416	276,632
Ralph Lauren Corp.	1,178	86,936
Under Armour, Inc. Class C (a)	3,859	77,798
VF Corp.	1,373	79,085

		1,349,453

THRIFTS & MORTGAGE FINANCE — 0.0% (d)
New York Community Bancorp, Inc.	2,400	31,512

TOBACCO — 1.5%
Altria Group, Inc.	7,085	527,620
Philip Morris International, Inc.	54,364	6,385,052
Reynolds American, Inc.	5,101	331,769

		7,244,441

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	1,239	46,289
Fastenal Co.	6,900	300,357
HD Supply Holdings, Inc. (a)	2,298	70,388
MSC Industrial Direct Co., Inc. Class A	1,542	132,550
United Rentals, Inc. (a)	2,542	286,509
Univar, Inc. (a)	2,141	62,517
W.W. Grainger, Inc.	1,215	219,344
Watsco, Inc.	324	49,961
WESCO International, Inc. (a)	1,614	92,482

		1,260,397

TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	571	44,766

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,725	290,364
Aqua America, Inc.	2,903	96,670

		387,034

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	22,846	187,566
T-Mobile US, Inc. (a)	7,739	469,138
Telephone & Data Systems, Inc.	1,370	38,017

		694,721

TOTAL COMMON STOCKS (Cost $436,002,623)		468,496,169

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	664,600	664,600
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	291,833	291,833

TOTAL SHORT-TERM INVESTMENTS (Cost $956,433)		956,433

TOTAL INVESTMENTS — 100.1% (Cost $436,959,056)		469,452,602
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(320,203)

NET ASSETS — 100.0%		$469,132,399

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$9,741,507	$—	$—	$9,741,507
Air Freight & Logistics	2,395,425	—	—	2,395,425
Airlines	1,684,701	—	—	1,684,701
Auto Components	1,184,503	—	—	1,184,503

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Automobiles	$3,637,728	$—	$—	$3,637,728
Banks	36,186,206	—	—	36,186,206
Beverages	6,639,780	—	—	6,639,780
Biotechnology	12,279,542	—	—	12,279,542
Building Products	2,132,230	—	—	2,132,230
Capital Markets	13,284,404	—	—	13,284,404
Chemicals	8,140,606	—	—	8,140,606
Commercial Services & Supplies	2,182,678	—	—	2,182,678
Communications Equipment	4,735,380	—	—	4,735,380
Construction & Engineering	795,322	—	—	795,322
Construction Materials	475,626	—	—	475,626
Consumer Finance	4,415,694	—	—	4,415,694
Containers & Packaging	2,174,603	—	—	2,174,603
Distributors	717,498	—	—	717,498
Diversified Consumer Services	339,009	—	—	339,009
Diversified Financial Services	8,412,233	—	—	8,412,233
Diversified Telecommunication Services	11,011,824	—	—	11,011,824
Electric Utilities	7,118,637	—	—	7,118,637
Electrical Equipment	3,894,786	—	—	3,894,786
Electronic Equipment, Instruments & Components	3,520,306	—	—	3,520,306
Energy Equipment & Services	2,932,326	—	—	2,932,326
Equity Real Estate Investment Trusts (REITs)	266,830	—	—	266,830
Food & Staples Retailing	7,229,950	—	—	7,229,950
Food Products	5,093,840	—	—	5,093,840
Gas Utilities	510,268	—	—	510,268
Health Care Equipment & Supplies	17,403,481	—	—	17,403,481
Health Care Providers & Services	10,403,781	—	—	10,403,781
Health Care Technology	498,437	—	—	498,437
Hotels, Restaurants & Leisure	10,421,523	—	—	10,421,523
Household Durables	2,105,409	—	—	2,105,409
Household Products	11,057,941	—	—	11,057,941
Independent Power Producers & Energy Traders	498,955	—	—	498,955
Industrial Conglomerates	6,670,341	—	—	6,670,341
Insurance	15,139,897	—	—	15,139,897
Internet & Catalog Retail	13,897,860	—	—	13,897,860
Internet Software & Services	11,509,840	—	—	11,509,840
IT Services	12,293,678	—	—	12,293,678
Leisure Equipment & Products	587,149	—	—	587,149
Life Sciences Tools & Services	5,134,794	—	—	5,134,794
Machinery	13,400,006	—	—	13,400,006
Marine	90,849	—	—	90,849
Media	18,826,977	—	—	18,826,977
Metals & Mining	2,413,613	—	—	2,413,613
Mortgage Real Estate Investment	302,616	—	—	302,616
Multi-Utilities	4,045,306	—	—	4,045,306
Multiline Retail	1,179,096	—	—	1,179,096
Oil, Gas & Consumable Fuels	23,863,519	—	—	23,863,519
Paper & Forest Products	25,472	—	—	25,472
Personal Products	499,989	—	—	499,989
Pharmaceuticals	29,568,785	—	—	29,568,785
Professional Services	1,388,260	—	—	1,388,260
Real Estate Investment Trusts (REITs)	17,351,925	—	—	17,351,925
Real Estate Management & Development	131,197	—	—	131,197
Road & Rail	5,974,537	—	—	5,974,537
Semiconductors & Semiconductor Equipment	19,399,346	—	—	19,399,346
Software	18,266,814	—	—	18,266,814
Specialty Retail	7,120,383	—	—	7,120,383

See accompanying notes to financial statements.

SPDR Russell 1000 Momentum Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Technology Hardware, Storage & Peripherals	$12,878,627	$—	$—	$12,878,627
Textiles, Apparel & Luxury Goods	1,349,453	—	—	1,349,453
Thrifts & Mortgage Finance	31,512	—	—	31,512
Tobacco	7,244,441	—	—	7,244,441
Trading Companies & Distributors	1,260,397	—	—	1,260,397
Transportation Infrastructure	44,766	—	—	44,766
Water Utilities	387,034	—	—	387,034
Wireless Telecommunication Services	694,721	—	—	694,721
Short-Term Investments	956,433	—	—	956,433

TOTAL INVESTMENTS	$469,452,602	$—	$—	$469,452,602

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	724	$39,038	13,042	293	13,473	$1,208,932	$6,379	$1,728
State Street Institutional Liquid Reserves Fund, Premier Class	212,146	212,146	6,529,491	6,741,637	—	—	569	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,248,630	3,584,030	664,600	664,600	960	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	13,137,296	13,137,296	—	—	1,496	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	4,972,377	4,680,544	291,833	291,833	5,098	—

TOTAL		$251,184				$2,165,365	$14,502	$1,728

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
BWX Technologies, Inc.	15,246	$743,242
HEICO Corp.	1,415	101,654
HEICO Corp. Class A	4,070	252,544
Hexcel Corp.	18,548	979,149
Huntington Ingalls Industries, Inc.	9,736	1,812,454
L3 Technologies, Inc.	10,674	1,783,412
Orbital ATK, Inc.	5,961	586,324
Rockwell Collins, Inc.	10,190	1,070,765
Spirit AeroSystems Holdings, Inc. Class A	14,992	868,636
Teledyne Technologies, Inc. (a)	5,609	715,989
Textron, Inc.	15,789	743,662

		9,657,831

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc. (b)	17,829	1,224,496
Expeditors International of Washington, Inc.	35,498	2,004,927

		3,229,423

AIRLINES — 0.1%
JetBlue Airways Corp. (a)	23,161	528,766

AUTO COMPONENTS — 1.0%
BorgWarner, Inc.	11,639	493,028
Delphi Automotive PLC	16,102	1,411,340
Gentex Corp.	21,926	415,936
Lear Corp.	13,098	1,860,964
Visteon Corp. (a)	1,965	200,548

		4,381,816

AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	18,732	1,011,903
Thor Industries, Inc.	4,014	419,543

		1,431,446

BANKS — 0.4%
Associated Banc-Corp.	12,774	321,905
Bank of Hawaii Corp.	3,182	264,010
BankUnited, Inc.	7,214	243,184
Commerce Bancshares, Inc.	5,955	338,423
People’s United Financial, Inc.	18,079	319,275
TCF Financial Corp.	9,654	153,885

		1,640,682

BEVERAGES — 0.6%
Brown-Forman Corp. Class A	3,975	195,968
Brown-Forman Corp. Class B	14,350	697,410
Dr. Pepper Snapple Group, Inc.	18,895	1,721,523

		2,614,901

BIOTECHNOLOGY — 0.2%
Bioverativ, Inc. (a)	13,208	794,725

BUILDING PRODUCTS — 1.0%
Allegion PLC	10,317	836,915
AO Smith Corp.	15,028	846,528
Fortune Brands Home & Security, Inc.	10,226	667,144
Lennox International, Inc.	5,878	1,079,436
Owens Corning	11,999	802,973

		4,232,996

CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	5,815	964,476
CBOE Holdings, Inc.	9,282	848,375
Eaton Vance Corp.	17,778	841,255
FactSet Research Systems, Inc.	9,518	1,581,701
Federated Investors, Inc. Class B	27,352	772,694
Franklin Resources, Inc.	26,482	1,186,129
Lazard, Ltd. Class A	11,912	551,883
Legg Mason, Inc.	9,177	350,194
LPL Financial Holdings, Inc.	3,741	158,843
Morningstar, Inc.	6,522	510,933
MSCI, Inc.	7,696	792,611
SEI Investments Co.	20,653	1,110,718
T Rowe Price Group, Inc.	26,842	1,991,945

		11,661,757

CHEMICALS — 2.3%
Albemarle Corp.	5,449	575,088
Ashland Global Holdings, Inc.	11,385	750,385
Axalta Coating Systems, Ltd. (a)	12,083	387,139
Cabot Corp.	7,705	411,678
Celanese Corp. Series A	8,894	844,397
Eastman Chemical Co.	10,419	875,092
International Flavors & Fragrances, Inc.	9,782	1,320,570
NewMarket Corp.	1,757	809,063
Olin Corp.	10,724	324,723
PPG Industries, Inc.	11,271	1,239,359
RPM International, Inc.	26,146	1,426,264
Scotts Miracle-Gro Co.	5,278	472,170
Valvoline, Inc.	12,951	307,198

		9,743,126

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Cintas Corp.	13,207	1,664,610
Copart, Inc. (a)	27,065	860,396
KAR Auction Services, Inc.	14,283	599,458
Republic Services, Inc.	16,716	1,065,311
Rollins, Inc.	10,520	428,269
Stericycle, Inc. (a)	8,208	626,435
Waste Management, Inc.	25,827	1,894,410

		7,138,889

COMMUNICATIONS EQUIPMENT — 1.5%
EchoStar Corp. Class A (a)	13,277	805,914
F5 Networks, Inc. (a)	6,284	798,445
Harris Corp.	21,747	2,372,163
Motorola Solutions, Inc.	27,786	2,410,157

		6,386,679

CONSTRUCTION & ENGINEERING — 0.7%
Fluor Corp.	8,697	398,149
Jacobs Engineering Group, Inc.	30,497	1,658,732
Quanta Services, Inc. (a)	15,763	518,918
Valmont Industries, Inc.	3,302	493,979

		3,069,778

CONSUMER FINANCE — 0.4%
Discover Financial Services	26,456	1,645,299

CONTAINERS & PACKAGING — 2.9%
AptarGroup, Inc.	11,827	1,027,293
Avery Dennison Corp.	22,432	1,982,316

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Bemis Co., Inc.	26,753	$1,237,326
Berry Global Group, Inc. (a)	5,396	307,626
Crown Holdings, Inc. (a)	25,018	1,492,574
Graphic Packaging Holding Co.	72,856	1,003,956
International Paper Co.	17,787	1,006,922
Owens-Illinois, Inc. (a)	12,186	291,489
Packaging Corp. of America	6,301	701,868
Sealed Air Corp.	15,780	706,313
Silgan Holdings, Inc.	25,131	798,663
Sonoco Products Co.	36,188	1,860,787

		12,417,133

DISTRIBUTORS — 1.1%
Genuine Parts Co.	41,648	3,863,268
Pool Corp.	9,294	1,092,696

		4,955,964

DIVERSIFIED CONSUMER SERVICES — 0.6%
Bright Horizons Family Solutions, Inc. (a)	3,564	275,177
Graham Holdings Co. Class B	989	593,054
H&R Block, Inc.	36,231	1,119,900
Service Corp. International	19,089	638,527

		2,626,658

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Leucadia National Corp.	14,801	387,194

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
CenturyLink, Inc. (b)	58,986	1,408,586

ELECTRIC UTILITIES — 4.4%
Alliant Energy Corp.	26,041	1,046,067
American Electric Power Co., Inc.	16,658	1,157,231
Avangrid, Inc.	5,948	262,604
Edison International	20,676	1,616,657
Entergy Corp.	17,894	1,373,722
Eversource Energy	23,949	1,453,944
Exelon Corp.	38,041	1,372,139
FirstEnergy Corp.	35,616	1,038,563
Great Plains Energy, Inc.	33,651	985,301
Hawaiian Electric Industries, Inc.	28,975	938,211
OGE Energy Corp.	28,495	991,341
PG&E Corp.	21,063	1,397,951
Pinnacle West Capital Corp.	13,909	1,184,490
PPL Corp.	37,309	1,442,366
Westar Energy, Inc.	22,022	1,167,606
Xcel Energy, Inc.	35,493	1,628,419

		19,056,612

ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	17,287	1,047,074
Hubbell, Inc.	9,921	1,122,759
Regal Beloit Corp.	5,283	430,829
Rockwell Automation, Inc.	5,738	929,326
Sensata Technologies Holding NV (a)	10,594	452,576

		3,982,564

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Arrow Electronics, Inc. (a)	6,605	517,964
Avnet, Inc.	7,353	285,885
CDW Corp.	36,324	2,271,340
Corning, Inc.	105,567	3,172,288
Dolby Laboratories, Inc. Class A	9,816	480,591
FLIR Systems, Inc.	14,864	515,186
Jabil, Inc.	10,431	304,481
Keysight Technologies, Inc. (a)	12,466	485,302
National Instruments Corp.	10,746	432,204

		8,465,241

ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Oceaneering International, Inc.	6,310	144,120

FOOD & STAPLES RETAILING — 1.7%
Casey’s General Stores, Inc. (b)	4,738	507,487
Kroger Co.	58,688	1,368,604
Sysco Corp.	77,456	3,898,361
US Foods Holding Corp. (a)	22,375	609,048
Whole Foods Market, Inc.	20,986	883,720

		7,267,220

FOOD PRODUCTS — 3.5%
Bunge, Ltd.	10,920	814,632
Campbell Soup Co.	20,438	1,065,842
Flowers Foods, Inc.	25,457	440,661
General Mills, Inc.	37,304	2,066,641
Hershey Co.	12,051	1,293,916
Hormel Foods Corp. (b)	42,581	1,452,438
Ingredion, Inc.	9,775	1,165,278
J.M. Smucker Co.	16,342	1,933,749
Kellogg Co.	12,550	871,723
Lamb Weston Holdings, Inc.	15,825	696,933
McCormick & Co., Inc.	17,117	1,669,078
Pinnacle Foods, Inc.	8,826	524,264
Seaboard Corp.	32	127,840
Tyson Foods, Inc. Class A	17,490	1,095,399

		15,218,394

GAS UTILITIES — 0.5%
Atmos Energy Corp.	9,571	793,914
National Fuel Gas Co. (b)	3,753	209,568
UGI Corp.	24,888	1,204,828

		2,208,310

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Baxter International, Inc.	71,120	4,305,605
Cooper Cos., Inc.	3,322	795,353
Hill-Rom Holdings, Inc.	6,327	503,693
ResMed, Inc.	6,502	506,311
STERIS PLC	9,534	777,021
Teleflex, Inc.	4,759	988,730
Varian Medical Systems, Inc. (a)	13,096	1,351,376
West Pharmaceutical Services, Inc.	8,368	790,943

		10,019,032

HEALTH CARE PROVIDERS & SERVICES — 5.5%
AmerisourceBergen Corp.	11,015	1,041,248
Cardinal Health, Inc.	50,488	3,934,025
Cigna Corp.	11,793	1,974,030
DaVita, Inc. (a)	31,951	2,069,147
Express Scripts Holding Co. (a)	47,291	3,019,057
Henry Schein, Inc. (a)	15,139	2,770,740
Laboratory Corp. of America Holdings (a)	12,205	1,881,279
LifePoint Health, Inc. (a)	7,395	496,574
McKesson Corp.	10,525	1,731,784

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
MEDNAX, Inc. (a)	16,113	$972,742
Patterson Cos., Inc.	19,797	929,469
Quest Diagnostics, Inc.	15,359	1,707,306
Universal Health Services, Inc. Class B	11,704	1,428,824

		23,956,225

HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (a)	29,404	1,954,484

HOTELS, RESTAURANTS & LEISURE — 2.7%
Aramark	31,897	1,307,139
Carnival Corp.	19,634	1,287,402
Choice Hotels International, Inc.	2,708	173,989
Darden Restaurants, Inc.	23,973	2,168,118
Domino’s Pizza, Inc.	3,491	738,451
Dunkin’ Brands Group, Inc.	5,047	278,191
Hyatt Hotels Corp. Class A (a)	4,081	229,393
Panera Bread Co. Class A (a)	2,413	759,226
Six Flags Entertainment Corp.	8,207	489,219
Vail Resorts, Inc.	3,542	718,424
Wyndham Worldwide Corp.	12,574	1,262,555
Yum China Holdings, Inc. (a)	19,553	770,975
Yum! Brands, Inc.	17,261	1,273,171

		11,456,253

HOUSEHOLD DURABLES — 1.8%
CalAtlantic Group, Inc.	3,456	122,169
Garmin, Ltd.	28,525	1,455,631
Leggett & Platt, Inc.	39,774	2,089,328
Mohawk Industries, Inc. (a)	4,810	1,162,529
NVR, Inc. (a)	726	1,750,103
Tupperware Brands Corp.	9,522	668,730
Whirlpool Corp.	3,614	692,515

		7,941,005

HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	34,522	1,791,001
Clorox Co.	10,962	1,460,577
Kimberly-Clark Corp.	15,258	1,969,960
Spectrum Brands Holdings, Inc.	2,390	298,846

		5,520,384

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
AES Corp.	73,971	821,818
Calpine Corp. (a)	13,731	185,781
Vistra Energy Corp.	14,132	237,276

		1,244,875

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	19,742	1,883,387

INSURANCE — 9.6%
Aflac, Inc.	21,874	1,699,172
Alleghany Corp. (a)	1,859	1,105,733
Allied World Assurance Co. Holdings AG	10,869	574,970
Allstate Corp.	16,859	1,491,010
American Financial Group, Inc.	9,232	917,384
American National Insurance Co.	877	102,162
Aon PLC	11,793	1,567,879
Arch Capital Group, Ltd. (a)	12,505	1,166,592
Arthur J Gallagher & Co.	26,443	1,513,862
Aspen Insurance Holdings, Ltd.	12,697	632,945
Assurant, Inc.	7,558	783,689
Assured Guaranty, Ltd.	6,224	259,790
Axis Capital Holdings, Ltd.	18,504	1,196,469
Brown & Brown, Inc.	22,117	952,579
Cincinnati Financial Corp.	20,685	1,498,628
CNA Financial Corp.	2,511	122,411
Erie Indemnity Co. Class A	6,703	838,344
Everest Re Group, Ltd.	12,530	3,190,013
First American Financial Corp.	30,370	1,357,235
FNF Group	46,357	2,078,184
Hanover Insurance Group, Inc.	7,001	620,499
Loews Corp.	18,094	846,980
Marsh & McLennan Cos., Inc.	29,571	2,305,355
Mercury General Corp.	3,518	189,972
Old Republic International Corp.	52,454	1,024,427
ProAssurance Corp.	8,539	519,171
Progressive Corp.	53,635	2,364,767
Reinsurance Group of America, Inc.	8,511	1,092,727
RenaissanceRe Holdings, Ltd.	11,548	1,605,749
Torchmark Corp.	23,411	1,790,942
Travelers Cos., Inc.	16,262	2,057,631
Unum Group	18,520	863,588
Validus Holdings, Ltd.	24,414	1,268,796
WR Berkley Corp.	20,355	1,407,955
XL Group, Ltd.	15,032	658,402

		41,666,012

INTERNET & CATALOG RETAIL — 0.4%
Liberty Interactive Corp. QVC Group Class A (a)	39,814	977,036
Liberty Ventures Series A (a)	15,829	827,698

		1,804,734

INTERNET SOFTWARE & SERVICES — 0.4%
VeriSign, Inc. (a)	18,097	1,682,297

IT SERVICES — 3.5%
Alliance Data Systems Corp.	2,537	651,223
Amdocs, Ltd.	53,708	3,462,018
Booz Allen Hamilton Holding Corp.	7,813	254,235
Broadridge Financial Solutions, Inc.	17,597	1,329,629
CoreLogic, Inc. (a)	6,729	291,904
DST Systems, Inc.	10,071	621,381
Fiserv, Inc. (a)	10,615	1,298,639
Gartner, Inc. (a)	9,703	1,198,417
Genpact, Ltd.	34,912	971,601
Jack Henry & Associates, Inc.	14,700	1,526,889
Paychex, Inc.	28,118	1,601,039
Sabre Corp. (b)	20,983	456,800
Teradata Corp. (a)	14,162	417,637
Total System Services, Inc.	8,109	472,349
Western Union Co.	29,163	555,555

		15,109,316

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	7,508	470,977
Hasbro, Inc.	11,693	1,303,886
Mattel, Inc. (b)	24,906	536,226

		2,311,089

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	16,204	961,059

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	1,842	$416,863
Bio-Techne Corp.	5,337	627,097
Charles River Laboratories International, Inc. (a)	3,879	392,361
Mettler-Toledo International, Inc. (a)	1,600	941,664
PerkinElmer, Inc.	8,861	603,789
VWR Corp. (a)	6,974	230,212
Waters Corp. (a)	4,972	914,052

		5,087,097

MACHINERY — 3.6%
AGCO Corp.	5,199	350,361
Allison Transmission Holdings, Inc.	12,714	476,902
Crane Co.	7,287	578,442
Cummins, Inc.	8,285	1,343,993
Donaldson Co., Inc.	17,625	802,642
Graco, Inc.	5,563	607,925
IDEX Corp.	6,980	788,810
Ingersoll-Rand PLC	16,431	1,501,629
ITT, Inc.	14,912	599,164
Lincoln Electric Holdings, Inc.	5,649	520,216
Nordson Corp.	3,613	438,329
Parker-Hannifin Corp.	6,223	994,560
Snap-on, Inc.	14,445	2,282,310
Stanley Black & Decker, Inc.	12,337	1,736,186
Timken Co.	6,687	309,274
Toro Co.	23,455	1,625,197
WABCO Holdings, Inc. (a)	4,428	564,614

		15,520,554

MARINE — 0.1%
Kirby Corp. (a)	4,904	327,832

MEDIA — 2.9%
AMC Networks, Inc. Class A (a)	6,686	357,099
Cable One, Inc.	662	470,616
Cinemark Holdings, Inc.	17,535	681,235
Discovery Communications, Inc. Class A (a) (b)	14,662	378,719
Discovery Communications, Inc. Class C (a)	19,566	493,259
Interpublic Group of Cos., Inc.	40,628	999,449
John Wiley & Sons, Inc. Class A	15,215	802,591
Liberty Broadband Corp. Class C (a)	4,702	407,898
Liberty Media Corp.-Liberty Formula One Class A (a)	3,476	121,764
Liberty Media Corp.-Liberty SiriusXM Class A (a) (b)	5,313	223,040
Liberty Media Corp.-Liberty SiriusXM Class C (a)	10,503	437,975
Live Nation Entertainment, Inc. (a)	7,593	264,616
News Corp. Class A	77,638	1,063,641
News Corp. Class B	26,026	368,268
Omnicom Group, Inc.	36,078	2,990,866
Regal Entertainment Group Class A (b)	34,765	711,292
Scripps Networks Interactive, Inc. Class A	15,757	1,076,361
Sirius XM Holdings, Inc.	73,155	400,158
TEGNA, Inc.	12,451	179,419

		12,428,266

METALS & MINING — 0.1%
Reliance Steel & Aluminum Co.	5,232	380,942

MORTGAGE REAL ESTATE INVESTMENT — 0.2%
AGNC Investment Corp. REIT	34,329	730,864

MULTI-UTILITIES — 3.4%
Ameren Corp.	33,510	1,831,992
CenterPoint Energy, Inc.	63,186	1,730,033
CMS Energy Corp.	29,282	1,354,293
Consolidated Edison, Inc.	19,915	1,609,530
DTE Energy Co.	13,175	1,393,783
MDU Resources Group, Inc.	23,242	608,940
NiSource, Inc.	30,205	765,999
Public Service Enterprise Group, Inc.	36,820	1,583,628
SCANA Corp.	16,757	1,122,887
Vectren Corp.	15,810	923,936
WEC Energy Group, Inc.	26,948	1,654,068

		14,579,089

MULTILINE RETAIL — 1.9%
Dollar General Corp.	30,397	2,191,320
Dollar Tree, Inc. (a)	20,560	1,437,555
Kohl’s Corp.	8,003	309,476
Nordstrom, Inc. (b)	19,527	933,976
Target Corp.	64,967	3,397,125

		8,269,452

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	10,101	388,080

PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (a)	4,470	339,809
Estee Lauder Cos., Inc. Class A	17,751	1,703,741

		2,043,550

PROFESSIONAL SERVICES — 1.6%
Dun & Bradstreet Corp.	3,453	373,442
Equifax, Inc.	11,404	1,567,138
ManpowerGroup, Inc.	10,825	1,208,611
Nielsen Holdings PLC	31,383	1,213,267
Robert Half International, Inc.	34,897	1,672,613
Verisk Analytics, Inc. (a)	12,534	1,057,493

		7,092,564

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.2%
Annaly Capital Management, Inc. REIT	128,611	1,549,763
Apple Hospitality REIT, Inc.	28,550	534,171
AvalonBay Communities, Inc. REIT	5,983	1,149,753
Brixmor Property Group, Inc. REIT	36,487	652,388
Camden Property Trust REIT	18,753	1,603,569
Chimera Investment Corp. REIT	63,667	1,186,116
CubeSmart REIT	8,352	200,782
DCT Industrial Trust, Inc. REIT	4,653	248,656
Duke Realty Corp. REIT	21,949	613,475
DuPont Fabros Technology, Inc. REIT	6,834	417,967
Empire State Realty Trust, Inc. Class A	8,524	177,043
EPR Properties REIT	8,736	627,856
Equity Commonwealth REIT (a)	12,275	387,890
Equity LifeStyle Properties, Inc. REIT	8,432	728,019
Equity Residential REIT	76,833	5,057,916
Extra Space Storage, Inc. REIT	9,763	761,514
Federal Realty Investment Trust REIT	5,788	731,545
Gaming and Leisure Properties, Inc. REIT	24,473	921,898

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
GGP, Inc. REIT	38,499	$907,036
Highwoods Properties, Inc. REIT	6,724	340,974
Hospitality Properties Trust REIT	25,366	739,419
Host Hotels & Resorts, Inc. REIT	91,371	1,669,348
Kilroy Realty Corp. REIT	8,242	619,386
Kimco Realty Corp. REIT	28,543	523,764
Lamar Advertising Co. Class A, REIT	18,736	1,378,408
Liberty Property Trust REIT	25,802	1,050,399
Life Storage, Inc. REIT	3,250	240,825
Macerich Co. REIT	16,141	937,146
Medical Properties Trust, Inc. REIT	19,613	252,419
MFA Financial, Inc. REIT	49,491	415,230
National Retail Properties, Inc. REIT	13,135	513,579
New Residential Investment Corp. REIT	33,317	518,413
Omega Healthcare Investors, Inc. REIT (b)	23,250	767,715
Outfront Media, Inc. REIT	9,289	214,762
Piedmont Office Realty Trust, Inc. Class A REIT	16,386	345,417
Rayonier, Inc. REIT	25,342	729,089
Retail Properties of America, Inc. Class A REIT	47,367	578,351
Senior Housing Properties Trust REIT	15,044	307,499
Starwood Property Trust, Inc. REIT (b)	16,682	373,510
STORE Capital Corp. REIT	10,011	224,747
Tanger Factory Outlet Centers, Inc. REIT (b)	34,541	897,375
Taubman Centers, Inc. REIT	6,763	402,737
Two Harbors Investment Corp. REIT	60,115	595,740
Vornado Realty Trust REIT	11,180	1,049,802
Weingarten Realty Investors REIT	27,985	842,349
WP Carey, Inc. REIT	8,477	559,567

		35,545,327

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	16,063	584,693
Jones Lang LaSalle, Inc.	4,661	582,625
Realogy Holdings Corp.	9,781	317,394

		1,484,712

ROAD & RAIL — 1.3%
AMERCO	461	168,754
JB Hunt Transport Services, Inc.	25,512	2,331,286
Kansas City Southern	6,216	650,504
Landstar System, Inc.	12,726	1,089,346
Old Dominion Freight Line, Inc.	8,909	848,493
Ryder System, Inc.	7,947	572,025

		5,660,408

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Maxim Integrated Products, Inc.	27,596	1,239,060
Teradyne, Inc.	19,849	596,065
Versum Materials, Inc.	17,547	570,278
Xilinx, Inc.	28,212	1,814,596

		4,219,999

SOFTWARE — 1.9%
ANSYS, Inc. (a)	13,629	1,658,377
CA, Inc.	48,745	1,680,240
Cadence Design Systems, Inc. (a)	45,521	1,524,498
Synopsys, Inc. (a)	39,262	2,863,378
Tyler Technologies, Inc. (a)	3,557	624,858

		8,351,351

SPECIALTY RETAIL — 4.7%
Advance Auto Parts, Inc.	4,916	573,156
AutoNation, Inc. (a) (b)	6,430	271,089
AutoZone, Inc. (a)	5,201	2,966,962
Bed Bath & Beyond, Inc.	51,304	1,559,642
Dick’s Sporting Goods, Inc. (b)	15,201	605,456
Floor & Decor Holdings, Inc. Class A (a)	629	24,695
Foot Locker, Inc.	34,125	1,681,680
L Brands, Inc.	24,290	1,308,988
Michaels Cos., Inc. (a)	8,202	151,901
Murphy USA, Inc. (a)	5,844	433,099
O’Reilly Automotive, Inc. (a)	8,466	1,851,853
Ross Stores, Inc.	34,348	1,982,910
Sally Beauty Holdings, Inc. (a)	29,152	590,328
Signet Jewelers, Ltd. (b)	6,026	381,084
Staples, Inc.	27,819	280,137
Tiffany & Co.	8,814	827,370
TJX Cos., Inc.	37,216	2,685,879
Tractor Supply Co.	25,834	1,400,461
Williams-Sonoma, Inc. (b)	18,947	918,930

		20,495,620

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
NetApp, Inc.	52,737	2,112,117
Xerox Corp.	11,600	333,268

		2,445,385

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	17,656	1,570,501
Ralph Lauren Corp.	6,507	480,217
VF Corp. (b)	32,560	1,875,456

		3,926,174

THRIFTS & MORTGAGE FINANCE — 0.1%
New York Community Bancorp, Inc.	43,005	564,656

TRADING COMPANIES & DISTRIBUTORS — 1.5%
Air Lease Corp.	7,249	270,823
Fastenal Co.	22,746	990,133
MSC Industrial Direct Co., Inc. Class A	14,594	1,254,500
W.W. Grainger, Inc. (b)	13,531	2,442,752
Watsco, Inc.	10,702	1,650,248

		6,608,456

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	4,740	371,616

WATER UTILITIES — 0.4%
American Water Works Co., Inc.	14,083	1,097,770
Aqua America, Inc.	19,227	640,259

		1,738,029

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	10,848	301,032
United States Cellular Corp. (a)	2,013	77,139

		378,171

TOTAL COMMON STOCKS (Cost $389,715,067)		431,483,397

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $372,776)	372,776	$372,776

TOTAL INVESTMENTS — 99.9%
(Cost $390,087,843)		431,856,173
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		565,633

NET ASSETS — 100.0%		$432,421,806

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$9,657,831	$—	$—	$9,657,831
Air Freight & Logistics	3,229,423	—	—	3,229,423
Airlines	528,766	—	—	528,766
Auto Components	4,381,816	—	—	4,381,816
Automobiles	1,431,446	—	—	1,431,446
Banks	1,640,682	—	—	1,640,682
Beverages	2,614,901	—	—	2,614,901
Biotechnology	794,725	—	—	794,725
Building Products	4,232,996	—	—	4,232,996
Capital Markets	11,661,757	—	—	11,661,757
Chemicals	9,743,126	—	—	9,743,126
Commercial Services & Supplies	7,138,889	—	—	7,138,889
Communications Equipment	6,386,679	—	—	6,386,679
Construction & Engineering	3,069,778	—	—	3,069,778
Consumer Finance	1,645,299	—	—	1,645,299
Containers & Packaging	12,417,133	—	—	12,417,133
Distributors	4,955,964	—	—	4,955,964
Diversified Consumer Services	2,626,658	—	—	2,626,658
Diversified Financial Services	387,194	—	—	387,194
Diversified Telecommunication Services	1,408,586	—	—	1,408,586
Electric Utilities	19,056,612	—	—	19,056,612
Electrical Equipment	3,982,564	—	—	3,982,564
Electronic Equipment, Instruments & Components	8,465,241	—	—	8,465,241
Energy Equipment & Services	144,120	—	—	144,120
Food & Staples Retailing	7,267,220	—	—	7,267,220
Food Products	15,218,394	—	—	15,218,394
Gas Utilities	2,208,310	—	—	2,208,310
Health Care Equipment & Supplies	10,019,032	—	—	10,019,032
Health Care Providers & Services	23,956,225	—	—	23,956,225
Health Care Technology	1,954,484	—	—	1,954,484
Hotels, Restaurants & Leisure	11,456,253	—	—	11,456,253
Household Durables	7,941,005	—	—	7,941,005
Household Products	5,520,384	—	—	5,520,384
Independent Power Producers & Energy Traders	1,244,875	—	—	1,244,875
Industrial Conglomerates	1,883,387	—	—	1,883,387
Insurance	41,666,012	—	—	41,666,012
Internet & Catalog Retail	1,804,734	—	—	1,804,734

See accompanying notes to financial statements.

SPDR Russell 1000 Low Volatility Focus ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Internet Software & Services	$1,682,297	$—	$—	$1,682,297
IT Services	15,109,316	—	—	15,109,316
Leisure Equipment & Products	2,311,089	—	—	2,311,089
Life Sciences Tools & Services	5,087,097	—	—	5,087,097
Machinery	15,520,554	—	—	15,520,554
Marine	327,832	—	—	327,832
Media	12,428,266	—	—	12,428,266
Metals & Mining	380,942	—	—	380,942
Mortgage Real Estate Investment	730,864	—	—	730,864
Multi-Utilities	14,579,089	—	—	14,579,089
Multiline Retail	8,269,452	—	—	8,269,452
Paper & Forest Products	388,080	—	—	388,080
Personal Products	2,043,550	—	—	2,043,550
Professional Services	7,092,564	—	—	7,092,564
Real Estate Investment Trusts (REITs)	35,545,327	—	—	35,545,327
Real Estate Management & Development	1,484,712	—	—	1,484,712
Road & Rail	5,660,408	—	—	5,660,408
Semiconductors & Semiconductor Equipment	4,219,999	—	—	4,219,999
Software	8,351,351	—	—	8,351,351
Specialty Retail	20,495,620	—	—	20,495,620
Technology Hardware, Storage & Peripherals	2,445,385	—	—	2,445,385
Textiles, Apparel & Luxury Goods	3,926,174	—	—	3,926,174
Thrifts & Mortgage Finance	564,656	—	—	564,656
Trading Companies & Distributors	6,608,456	—	—	6,608,456
Transportation Infrastructure	371,616	—	—	371,616
Water Utilities	1,738,029	—	—	1,738,029
Wireless Telecommunication Services	378,171	—	—	378,171
Short-Term Investment	372,776	—	—	372,776

TOTAL INVESTMENTS	$431,856,173	$—	$—	$431,856,173

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	452,777	$452,777	5,709,501	6,162,278	—	$—	$560	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,325,550	2,952,774	372,776	372,776	1,932	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	18,192,438	18,192,438	—	—	1,031	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	2,773,960	2,773,960	—	—	1,644	—

TOTAL		$452,777				$372,776	$5,167	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
Boeing Co.	455	$89,976

AIRLINES — 4.4%
American Airlines Group, Inc.	1,854	93,293
Delta Air Lines, Inc.	1,825	98,076
Southwest Airlines Co.	1,480	91,967
United Continental Holdings, Inc. (a)	1,156	86,989

		370,325

AUTO COMPONENTS — 1.0%
Goodyear Tire & Rubber Co.	2,354	82,296

AUTOMOBILES — 0.9%
Harley-Davidson, Inc.	1,346	72,711

BANKS — 2.1%
Citigroup, Inc.	1,376	92,027
Regions Financial Corp.	5,875	86,010

		178,037

BEVERAGES — 2.1%
Brown-Forman Corp. Class B	1,767	85,876
Monster Beverage Corp. (a)	1,790	88,927

		174,803

BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	1,253	90,855
Gilead Sciences, Inc.	1,208	85,502

		176,357

BUILDING PRODUCTS — 2.1%
Fortune Brands Home & Security, Inc.	1,307	85,269
Masco Corp.	2,414	92,239

		177,508

CAPITAL MARKETS — 7.3%
Ameriprise Financial, Inc.	632	80,447
Bank of New York Mellon Corp.	1,731	88,316
E*TRADE Financial Corp. (a)	2,419	91,995
Franklin Resources, Inc.	1,980	88,684
Goldman Sachs Group, Inc.	357	79,218
Morgan Stanley	1,975	88,006
State Street Corp. (b)	1,033	92,691

		609,357

CHEMICALS — 1.0%
LyondellBasell Industries NV Class A	946	79,833

COMMUNICATIONS EQUIPMENT — 1.9%
F5 Networks, Inc. (a)	598	75,982
Motorola Solutions, Inc.	976	84,658

		160,640

CONSUMER FINANCE — 4.0%
American Express Co.	1,060	89,294
Capital One Financial Corp.	992	81,959
Discover Financial Services	1,241	77,178
Navient Corp.	5,474	91,142

		339,573

DIVERSIFIED CONSUMER SERVICES — 1.3%
H&R Block, Inc.	3,400	105,094

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Corning, Inc.	3,053	91,743
TE Connectivity, Ltd.	1,117	87,885

		179,628

FOOD & STAPLES RETAILING — 0.9%
Sysco Corp.	1,548	77,911

FOOD PRODUCTS — 0.9%
Tyson Foods, Inc. Class A	1,266	79,290

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
DENTSPLY SIRONA, Inc.	1,300	84,292

HEALTH CARE PROVIDERS & SERVICES — 6.0%
AmerisourceBergen Corp.	927	87,629
DaVita, Inc. (a)	1,186	76,806
Express Scripts Holding Co. (a)	1,209	77,183
HCA Healthcare, Inc. (a)	916	79,875
McKesson Corp.	561	92,307
Quest Diagnostics, Inc.	826	91,818

		505,618

HOTELS, RESTAURANTS & LEISURE — 6.3%
Carnival Corp.	1,398	91,667
Chipotle Mexican Grill, Inc. (a)	173	71,985
Darden Restaurants, Inc.	980	88,631
McDonald’s Corp.	611	93,581
Wyndham Worldwide Corp.	920	92,377
Yum! Brands, Inc.	1,252	92,348

		530,589

HOUSEHOLD DURABLES — 1.0%
PulteGroup, Inc.	3,389	83,132

INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	2,719	73,440

INSURANCE — 11.3%
Aflac, Inc.	1,101	85,526
Allstate Corp.	997	88,175
American International Group, Inc.	1,341	83,839
Aon PLC	680	90,406
Assurant, Inc.	867	89,899
Hartford Financial Services Group, Inc.	1,684	88,528
Lincoln National Corp.	1,271	85,894
Prudential Financial, Inc.	781	84,457
Travelers Cos., Inc.	662	83,763
Unum Group	1,799	83,888
XL Group, Ltd.	2,009	87,994

		952,369

INTERNET SOFTWARE & SERVICES — 2.0%
eBay, Inc. (a)	2,341	81,748
VeriSign, Inc. (a)	911	84,686

		166,434

IT SERVICES — 3.0%
Alliance Data Systems Corp.	342	87,788
Fiserv, Inc. (a)	693	84,781
Western Union Co.	4,153	79,115

		251,684

See accompanying notes to financial statements.

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Mettler-Toledo International, Inc. (a)	169	$99,463

MACHINERY — 2.1%
Cummins, Inc.	552	89,546
Illinois Tool Works, Inc.	617	88,385

		177,931

MEDIA — 3.7%
CBS Corp. Class B	1,209	77,110
Charter Communications, Inc. Class A (a)	242	81,518
Discovery Communications, Inc. Class A (a)	1,191	30,764
Discovery Communications, Inc. Class C (a)	1,683	42,428
Twenty-First Century Fox, Inc. Class A	1,816	51,465
Twenty-First Century Fox, Inc. Class B	841	23,439

		306,724

MULTILINE RETAIL — 2.9%
Dollar General Corp.	1,169	84,273
Kohl’s Corp.	2,037	78,771
Target Corp.	1,505	78,696

		241,740

PERSONAL PRODUCTS — 1.0%
Coty, Inc. Class A	4,492	84,270

PHARMACEUTICALS — 2.0%
Allergan PLC	338	82,165
Mallinckrodt PLC (a)	1,820	81,554

		163,719

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.8%
Macerich Co. REIT	1,227	71,240
Weyerhaeuser Co. REIT	2,334	78,189

		149,429

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Applied Materials, Inc.	2,142	88,486
Qorvo, Inc. (a)	1,166	73,831

		162,317

SOFTWARE — 2.0%
Electronic Arts, Inc. (a)	898	94,936
Symantec Corp.	2,675	75,569

		170,505

SPECIALTY RETAIL — 8.1%
AutoNation, Inc. (a)	2,038	85,922
AutoZone, Inc. (a)	116	66,174
Bed Bath & Beyond, Inc.	2,093	63,627
Best Buy Co., Inc.	1,665	95,455
CarMax, Inc. (a)	1,451	91,500
Foot Locker, Inc.	1,115	54,947
Lowe’s Cos., Inc.	991	76,832
O’Reilly Automotive, Inc. (a)	319	69,778
Signet Jewelers, Ltd.	1,205	76,204

		680,439

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	566	81,515
Hewlett Packard Enterprise Co.	4,467	74,108
NetApp, Inc.	2,035	81,502

		237,125

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Michael Kors Holdings, Ltd. (a)	2,140	77,575
PVH Corp.	805	92,172

		169,747

TRADING COMPANIES & DISTRIBUTORS — 1.7%
United Rentals, Inc. (a)	674	75,967
W.W. Grainger, Inc.	363	65,532

		141,499

TOTAL COMMON STOCKS (Cost $7,778,845)		8,385,805

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $9,535)	9,535	9,535

TOTAL INVESTMENTS — 100.0% (Cost $7,788,380)		8,395,340
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		3,704

NET ASSETS — 100.0%		$8,399,044

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Amount is less than 0.05% of net assets.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$89,976	$—	$—	$89,976
Airlines	370,325	—	—	370,325
Auto Components	82,296	—	—	82,296
Automobiles	72,711	—	—	72,711
Banks	178,037	—	—	178,037
Beverages	174,803	—	—	174,803
Biotechnology	176,357	—	—	176,357
Building Products	177,508	—	—	177,508
Capital Markets	609,357	—	—	609,357
Chemicals	79,833	—	—	79,833
Communications Equipment	160,640	—	—	160,640
Consumer Finance	339,573	—	—	339,573
Diversified Consumer Services	105,094	—	—	105,094
Electronic Equipment, Instruments & Components	179,628	—	—	179,628
Food & Staples Retailing	77,911	—	—	77,911
Food Products	79,290	—	—	79,290
Health Care Equipment & Supplies	84,292	—	—	84,292
Health Care Providers & Services	505,618	—	—	505,618
Hotels, Restaurants & Leisure	530,589	—	—	530,589
Household Durables	83,132	—	—	83,132
Industrial Conglomerates	73,440	—	—	73,440
Insurance	952,369	—	—	952,369
Internet Software & Services	166,434	—	—	166,434
IT Services	251,684	—	—	251,684
Life Sciences Tools & Services	99,463	—	—	99,463
Machinery	177,931	—	—	177,931
Media	306,724	—	—	306,724
Multiline Retail	241,740	—	—	241,740
Personal Products	84,270	—	—	84,270
Pharmaceuticals	163,719	—	—	163,719
Real Estate Investment Trusts (REITs)	149,429	—	—	149,429
Semiconductors & Semiconductor Equipment	162,317	—	—	162,317
Software	170,505	—	—	170,505
Specialty Retail	680,439	—	—	680,439
Technology Hardware, Storage & Peripherals	237,125	—	—	237,125
Textiles, Apparel & Luxury Goods	169,747	—	—	169,747
Trading Companies & Distributors	141,499	—	—	141,499
Short-Term Investment	9,535	—	—	9,535

TOTAL INVESTMENTS	$8,395,340	$—	$—	$8,395,340

See accompanying notes to financial statements.

SPDR S&P 500 Buyback ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,692	$91,233	1,040	1,699	1,033	$92,691	$943	$(4,547)
State Street Institutional Liquid Reserves Fund, Premier Class	20,998	20,998	45,314	66,312	—	—	24	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	38,146	28,611	9,535	9,535	12	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	169,366	169,366	—	—	45	—

TOTAL		$112,231				$102,226	$1,024	$(4,547)

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.7%
Boeing Co.	27,455	$5,429,226
General Dynamics Corp.	20,688	4,098,293
L3 Technologies, Inc.	2,588	432,403
Lockheed Martin Corp.	18,263	5,069,991
Northrop Grumman Corp.	12,719	3,265,095
Raytheon Co.	14,363	2,319,337
Rockwell Collins, Inc.	7,474	785,368
TransDigm Group, Inc.	3,582	963,092

		22,362,805

AIR FREIGHT & LOGISTICS — 1.2%
C.H. Robinson Worldwide, Inc.	5,307	364,485
Expeditors International of Washington, Inc.	8,273	467,259
FedEx Corp.	17,925	3,895,640
United Parcel Service, Inc. Class B	50,483	5,582,915

		10,310,299

AIRLINES — 0.6%
Alaska Air Group, Inc.	5,736	514,863
Southwest Airlines Co.	44,170	2,744,724
United Continental Holdings, Inc. (a)	20,569	1,547,817

		4,807,404

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	12,854	694,373

BANKS — 0.6%
Citizens Financial Group, Inc.	14,167	505,478
Comerica, Inc.	6,893	504,843
KeyCorp	38,567	722,746
US Bancorp	64,778	3,363,274

		5,096,341

BEVERAGES — 2.1%
Brown-Forman Corp. Class B	7,942	385,981
Coca-Cola Co.	143,292	6,426,646
Constellation Brands, Inc. Class A	12,599	2,440,804
Dr. Pepper Snapple Group, Inc.	8,068	735,076
Monster Beverage Corp. (a)	17,710	879,833
PepsiCo, Inc.	58,487	6,754,664

		17,623,004

BIOTECHNOLOGY — 4.7%
AbbVie, Inc.	116,759	8,466,195
Alexion Pharmaceuticals, Inc. (a)	16,372	1,991,981
Amgen, Inc.	29,700	5,115,231
Biogen, Inc. (a)	15,563	4,223,176
Celgene Corp. (a)	56,811	7,378,045
Gilead Sciences, Inc.	95,816	6,781,856
Incyte Corp. (a)	12,390	1,560,025
Regeneron Pharmaceuticals, Inc. (a)	5,576	2,738,597
Vertex Pharmaceuticals, Inc. (a)	10,268	1,323,237

		39,578,343

BUILDING PRODUCTS — 0.2%
Allegion PLC	4,418	358,388
Fortune Brands Home & Security, Inc.	8,023	523,421
Masco Corp.	14,840	567,036

		1,448,845

CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.	5,553	706,841
BlackRock, Inc.	4,374	1,847,621
CBOE Holdings, Inc.	4,379	400,241
Charles Schwab Corp.	88,510	3,802,390
CME Group, Inc.	15,625	1,956,875
E*TRADE Financial Corp. (a)	20,016	761,208
Intercontinental Exchange, Inc.	43,543	2,870,355
Moody’s Corp.	12,117	1,474,397
Nasdaq, Inc.	3,844	274,808
Northern Trust Corp.	9,930	965,295
Raymond James Financial, Inc.	5,124	411,047
S&P Global, Inc.	18,992	2,772,642
T Rowe Price Group, Inc.	11,516	854,602

		19,098,322

CHEMICALS — 1.6%
Air Products & Chemicals, Inc.	9,061	1,296,267
Albemarle Corp.	8,226	868,172
E.I. du Pont de Nemours & Co.	31,759	2,563,269
Ecolab, Inc.	10,532	1,398,123
FMC Corp.	6,436	470,150
International Flavors & Fragrances, Inc.	3,345	451,575
Monsanto Co.	21,501	2,544,858
PPG Industries, Inc.	9,919	1,090,693
Praxair, Inc.	11,666	1,546,328
Sherwin-Williams Co.	4,126	1,448,061

		13,677,496

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	6,269	790,144
Republic Services, Inc.	16,897	1,076,846
Waste Management, Inc.	29,837	2,188,544

		4,055,534

COMMUNICATIONS EQUIPMENT — 0.4%
F5 Networks, Inc. (a)	4,786	608,109
Harris Corp.	9,115	994,264
Juniper Networks, Inc.	15,520	432,698
Motorola Solutions, Inc.	12,066	1,046,605

		3,081,676

CONSTRUCTION & ENGINEERING — 0.0% (b)
Quanta Services, Inc. (a)	11,044	363,568

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	4,665	1,038,336
Vulcan Materials Co.	9,631	1,220,055

		2,258,391

CONSUMER FINANCE — 0.5%
American Express Co.	26,322	2,217,366
Discover Financial Services	28,212	1,754,504

		3,971,870

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	3,392	299,751
Sealed Air Corp.	7,414	331,851

		631,602

DISTRIBUTORS — 0.1%
LKQ Corp. (a)	22,406	738,278

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Level 3 Communications, Inc. (a)	11,883	$704,662
Verizon Communications, Inc.	158,276	7,068,606

		7,773,268

ELECTRIC UTILITIES — 0.3%
Alliant Energy Corp.	7,780	312,523
NextEra Energy, Inc.	16,789	2,352,642

		2,665,165

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	3,284	667,572
Emerson Electric Co.	21,547	1,284,632
Rockwell Automation, Inc.	9,402	1,522,748

		3,474,952

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	22,527	1,662,943
Corning, Inc.	67,143	2,017,647
FLIR Systems, Inc.	6,890	238,807
TE Connectivity, Ltd.	12,936	1,017,805

		4,937,202

ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes, Inc.	13,306	725,310
Halliburton Co.	36,651	1,565,364
Schlumberger, Ltd.	45,779	3,014,090

		5,304,764

FOOD & STAPLES RETAILING — 0.1%
Sysco Corp.	19,486	980,730

FOOD PRODUCTS — 0.5%
Campbell Soup Co.	8,604	448,699
General Mills, Inc.	23,081	1,278,687
Hershey Co.	10,187	1,093,778
Kellogg Co.	9,981	693,280
McCormick & Co., Inc.	5,308	517,583

		4,032,027

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Align Technology, Inc. (a)	5,478	822,357
Becton Dickinson and Co.	16,519	3,223,022
Boston Scientific Corp. (a)	99,906	2,769,394
C.R. Bard, Inc.	5,230	1,653,255
Cooper Cos., Inc.	2,623	627,999
Danaher Corp.	23,717	2,001,478
Edwards Lifesciences Corp. (a)	15,562	1,840,051
Hologic, Inc. (a)	12,192	553,273
IDEXX Laboratories, Inc. (a)	6,536	1,055,041
Intuitive Surgical, Inc. (a)	2,659	2,487,149
Stryker Corp.	22,752	3,157,523
Varian Medical Systems, Inc. (a)	6,809	702,621
Zimmer Biomet Holdings, Inc.	9,363	1,202,209

		22,095,372

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Aetna, Inc.	24,325	3,693,265
Envision Healthcare Corp. (a)	3,496	219,094
HCA Healthcare, Inc. (a)	10,846	945,771
Humana, Inc.	10,512	2,529,397
Laboratory Corp. of America Holdings (a)	4,084	629,508
Quest Diagnostics, Inc.	6,304	700,753
UnitedHealth Group, Inc.	70,505	13,073,037
Universal Health Services, Inc. Class B	2,934	358,183

		22,149,008

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	21,495	1,428,773

HOTELS, RESTAURANTS & LEISURE — 2.4%
Chipotle Mexican Grill, Inc. (a)	1,188	494,327
Darden Restaurants, Inc.	9,022	815,950
Hilton Worldwide Holdings, Inc.	11,768	727,851
Marriott International, Inc. Class A	22,678	2,274,830
McDonald’s Corp.	36,902	5,651,910
Royal Caribbean Cruises, Ltd.	6,247	682,360
Starbucks Corp.	105,788	6,168,498
Wyndham Worldwide Corp.	5,232	525,345
Wynn Resorts, Ltd.	5,812	779,505
Yum! Brands, Inc.	24,119	1,779,018

		19,899,594

HOUSEHOLD DURABLES — 0.3%
Garmin, Ltd.	8,345	425,845
Leggett & Platt, Inc.	5,695	299,158
Mohawk Industries, Inc. (a)	2,195	530,510
Newell Brands, Inc.	21,491	1,152,348

		2,407,861

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	12,251	635,582
Clorox Co.	5,126	682,988
Colgate-Palmolive Co.	36,328	2,692,995
Kimberly-Clark Corp.	13,610	1,757,187
Procter & Gamble Co.	91,762	7,997,058

		13,765,810

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	29,666	6,176,164
General Electric Co.	299,107	8,078,880
Honeywell International, Inc.	32,896	4,384,708
Roper Technologies, Inc.	4,128	955,756

		19,595,508

INSURANCE — 0.8%
Aon PLC	19,243	2,558,357
Arthur J Gallagher & Co.	12,993	743,849
Cincinnati Financial Corp.	6,127	443,901
Marsh & McLennan Cos., Inc.	37,822	2,948,603

		6,694,710

INTERNET & CATALOG RETAIL — 4.9%
Amazon.com, Inc. (a)	29,012	28,083,616
Expedia, Inc.	8,798	1,310,462
Netflix, Inc. (a)	31,410	4,692,968
Priceline Group, Inc. (a)	3,620	6,771,283
TripAdvisor, Inc. (a)	4,767	182,099

		41,040,428

INTERNET SOFTWARE & SERVICES — 8.1%
Akamai Technologies, Inc. (a)	12,654	630,296

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Alphabet, Inc. Class A (a)	21,711	$20,184,282
Alphabet, Inc. Class C (a)	21,823	19,831,215
eBay, Inc. (a)	29,497	1,030,035
Facebook, Inc. Class A (a)	172,619	26,062,017
VeriSign, Inc. (a)	6,662	619,299

		68,357,144

IT SERVICES — 6.2%
Accenture PLC Class A	45,396	5,614,577
Alliance Data Systems Corp.	2,505	643,008
Automatic Data Processing, Inc.	32,637	3,343,987
Cognizant Technology Solutions Corp. Class A	30,123	2,000,167
CSRA, Inc.	5,111	162,274
DXC Technology Co.	11,000	843,920
Fidelity National Information Services, Inc.	23,977	2,047,636
Fiserv, Inc. (a)	15,522	1,898,962
Gartner, Inc. (a)	6,667	823,441
Global Payments, Inc.	11,240	1,015,197
International Business Machines Corp.	35,590	5,474,810
Mastercard, Inc. Class A	68,544	8,324,669
Paychex, Inc.	23,498	1,337,976
PayPal Holdings, Inc. (a)	81,591	4,378,989
Total System Services, Inc.	12,071	703,136
Visa, Inc. Class A	134,952	12,655,799
Western Union Co.	22,905	436,340

		51,704,888

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	8,189	913,155
Mattel, Inc.	14,214	306,028

		1,219,183

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	15,379	912,128
Illumina, Inc. (a)	7,462	1,294,806
Mettler-Toledo International, Inc. (a)	1,855	1,091,742
Thermo Fisher Scientific, Inc.	17,419	3,039,093
Waters Corp. (a)	3,909	718,631

		7,056,400

MACHINERY — 1.9%
Caterpillar, Inc.	22,220	2,387,761
Cummins, Inc.	11,278	1,829,517
Deere & Co.	10,377	1,282,493
Fortive Corp.	21,922	1,388,759
Illinois Tool Works, Inc.	22,695	3,251,059
Ingersoll-Rand PLC	18,836	1,721,422
PACCAR, Inc.	13,304	878,596
Parker-Hannifin Corp.	6,652	1,063,123
Snap-on, Inc.	2,269	358,502
Stanley Black & Decker, Inc.	5,260	740,240
Xylem, Inc.	13,093	725,745

		15,627,217

MEDIA — 4.5%
CBS Corp. Class B	27,206	1,735,199
Charter Communications, Inc. Class A (a)	15,816	5,327,620
Comcast Corp. Class A	345,931	13,463,634
Discovery Communications, Inc. Class A (a)	11,549	298,311
Discovery Communications, Inc. Class C (a)	15,761	397,335
DISH Network Corp. Class A (a)	9,503	596,408
Interpublic Group of Cos., Inc.	15,843	389,738
Omnicom Group, Inc.	12,362	1,024,810
Scripps Networks Interactive, Inc. Class A	6,972	476,257
Time Warner, Inc.	56,488	5,671,960
Twenty-First Century Fox, Inc. Class A	37,066	1,050,450
Twenty-First Century Fox, Inc. Class B	17,069	475,713
Walt Disney Co.	62,840	6,676,750

		37,584,185

METALS & MINING — 0.3%
Freeport-McMoRan, Inc. (a)	59,402	713,418
Newmont Mining Corp.	38,692	1,253,234
Nucor Corp.	13,752	795,828

		2,762,480

MULTI-UTILITIES — 0.4%
CenterPoint Energy, Inc.	18,164	497,330
Dominion Energy, Inc.	21,554	1,651,683
WEC Energy Group, Inc.	11,960	734,105

		2,883,118

MULTILINE RETAIL — 0.3%
Dollar General Corp.	18,699	1,348,011
Dollar Tree, Inc. (a)	17,199	1,202,554

		2,550,565

OIL, GAS & CONSUMABLE FUELS — 1.5%
Anadarko Petroleum Corp.	20,432	926,387
Apache Corp.	17,689	847,834
Cabot Oil & Gas Corp.	16,368	410,509
Chesapeake Energy Corp. (a) (c)	25,432	126,397
Cimarex Energy Co.	3,933	369,741
Concho Resources, Inc. (a)	5,764	700,499
Devon Energy Corp.	21,082	673,991
EOG Resources, Inc.	21,972	1,988,905
EQT Corp.	7,562	443,058
Murphy Oil Corp.	11,742	300,947
Newfield Exploration Co. (a)	9,729	276,887
Noble Energy, Inc.	13,122	371,353
Occidental Petroleum Corp.	24,379	1,459,571
ONEOK, Inc.	19,416	1,012,739
Pioneer Natural Resources Co.	12,434	1,984,218
Range Resources Corp.	5,192	120,299
Williams Cos., Inc.	26,893	814,320

		12,827,655

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	14,317	268,587
Estee Lauder Cos., Inc. Class A	9,452	907,203

		1,175,790

PHARMACEUTICALS — 4.8%
Bristol-Myers Squibb Co.	66,148	3,685,767
Eli Lilly & Co.	31,225	2,569,817
Johnson & Johnson	120,143	15,893,717
Merck & Co., Inc.	123,984	7,946,135

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Pfizer, Inc.	244,236	$8,203,887
Zoetis, Inc.	36,076	2,250,421

		40,549,744

PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	8,714	1,197,478
IHS Markit, Ltd. (a)	6,492	285,908
Nielsen Holdings PLC	13,476	520,982
Verisk Analytics, Inc. (a)	11,365	958,865

		2,963,233

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.8%
Alexandria Real Estate Equities, Inc. REIT	6,516	784,983
American Tower Corp. REIT	31,115	4,117,137
Apartment Investment & Management Co. Class A REIT	11,453	492,135
AvalonBay Communities, Inc. REIT	10,073	1,935,728
Boston Properties, Inc. REIT	7,294	897,308
Crown Castle International Corp. REIT	17,101	1,713,178
Digital Realty Trust, Inc. REIT	11,586	1,308,639
Equinix, Inc. REIT	5,660	2,429,046
Equity Residential REIT	17,909	1,178,950
Essex Property Trust, Inc. REIT	2,509	645,490
Extra Space Storage, Inc. REIT	9,204	717,912
Federal Realty Investment Trust REIT	3,279	414,433
GGP, Inc. REIT	42,645	1,004,716
Host Hotels & Resorts, Inc. REIT	53,949	985,648
Iron Mountain, Inc. REIT	10,151	348,788
Kimco Realty Corp. REIT	32,189	590,668
Mid-America Apartment Communities, Inc. REIT	5,036	530,694
Prologis, Inc. REIT	38,622	2,264,794
Public Storage REIT	7,136	1,488,070
Realty Income Corp. REIT	11,774	649,689
Regency Centers Corp. REIT	6,731	421,630
Simon Property Group, Inc. REIT	15,194	2,457,781
UDR, Inc. REIT	19,513	760,422
Ventas, Inc. REIT	14,750	1,024,830
Vornado Realty Trust REIT	6,501	610,444
Welltower, Inc. REIT	26,506	1,983,974

		31,757,087

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	9,567	348,239

ROAD & RAIL — 0.9%
CSX Corp.	42,444	2,315,745
JB Hunt Transport Services, Inc.	6,383	583,279
Union Pacific Corp.	40,683	4,430,785

		7,329,809

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —5.0%
Advanced Micro Devices, Inc. (a)	56,390	703,747
Analog Devices, Inc.	26,579	2,067,846
Applied Materials, Inc.	78,493	3,242,546
Broadcom, Ltd.	29,147	6,792,708
Intel Corp.	165,211	5,574,219
KLA-Tencor Corp.	11,437	1,046,600
Lam Research Corp.	11,951	1,690,230
Microchip Technology, Inc.	16,737	1,291,762
NVIDIA Corp.	43,138	6,236,029
QUALCOMM, Inc.	108,204	5,975,025
Skyworks Solutions, Inc.	13,558	1,300,890
Texas Instruments, Inc.	72,849	5,604,274
Xilinx, Inc.	11,896	765,151

		42,291,027

SOFTWARE — 8.0%
Activision Blizzard, Inc.	49,962	2,876,312
Adobe Systems, Inc. (a)	36,355	5,142,051
ANSYS, Inc. (a)	3,854	468,955
Autodesk, Inc. (a)	9,422	949,926
Citrix Systems, Inc. (a)	10,997	875,141
Electronic Arts, Inc. (a)	22,059	2,332,078
Intuit, Inc.	17,819	2,366,541
Microsoft Corp.	564,417	38,905,264
Oracle Corp.	127,380	6,386,833
Red Hat, Inc. (a)	13,060	1,250,495
salesforce.com, Inc. (a)	48,818	4,227,639
Symantec Corp.	22,211	627,461
Synopsys, Inc. (a)	11,102	809,669

		67,218,365

SPECIALTY RETAIL — 3.4%
Advance Auto Parts, Inc.	5,400	629,586
AutoZone, Inc. (a)	2,052	1,170,584
Best Buy Co., Inc.	7,896	452,678
CarMax, Inc. (a)	6,220	392,233
Foot Locker, Inc.	5,988	295,089
Home Depot, Inc.	87,429	13,411,608
L Brands, Inc.	8,198	441,790
Lowe’s Cos., Inc.	40,111	3,109,806
O’Reilly Automotive, Inc. (a)	6,712	1,468,183
Ross Stores, Inc.	28,960	1,671,861
Tiffany & Co.	3,948	370,599
TJX Cos., Inc.	46,954	3,388,670
Tractor Supply Co.	5,480	297,071
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,274	1,228,091

		28,327,849

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.6%
Apple, Inc.	381,175	54,896,823
NetApp, Inc.	12,399	496,580

		55,393,403

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Coach, Inc.	10,157	480,832
Hanesbrands, Inc.	14,282	330,771
Michael Kors Holdings, Ltd. (a)	11,912	431,810
NIKE, Inc. Class B	55,191	3,256,269
Under Armour, Inc. Class A (a) (c)	14,121	307,273
Under Armour, Inc. Class C (a)	14,213	286,534

		5,093,489

TOBACCO — 2.6%
Altria Group, Inc.	141,222	10,516,802
Philip Morris International, Inc.	62,505	7,341,212
Reynolds American, Inc.	60,637	3,943,831

		21,801,845

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	21,048	$916,219
United Rentals, Inc. (a)	6,150	693,167
W.W. Grainger, Inc.	3,994	721,037

		2,330,423

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	12,941	1,008,751

TOTAL COMMON STOCKS (Cost $673,952,822)		838,205,212

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	1,065,245	1,065,245
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	111,901	111,901

TOTAL SHORT-TERM INVESTMENTS (Cost $1,177,146)		1,177,146

TOTAL INVESTMENTS — 100.0%
(Cost $675,129,968)		839,382,358
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		132,997

NET ASSETS — 100.0%		$839,515,355

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$22,362,805	$—	$—	$22,362,805
Air Freight & Logistics	10,310,299	—	—	10,310,299
Airlines	4,807,404	—	—	4,807,404
Automobiles	694,373	—	—	694,373
Banks	5,096,341	—	—	5,096,341
Beverages	17,623,004	—	—	17,623,004
Biotechnology	39,578,343	—	—	39,578,343
Building Products	1,448,845	—	—	1,448,845
Capital Markets	19,098,322	—	—	19,098,322
Chemicals	13,677,496	—	—	13,677,496
Commercial Services & Supplies	4,055,534	—	—	4,055,534
Communications Equipment	3,081,676	—	—	3,081,676
Construction & Engineering	363,568	—	—	363,568
Construction Materials	2,258,391	—	—	2,258,391
Consumer Finance	3,971,870	—	—	3,971,870
Containers & Packaging	631,602	—	—	631,602
Distributors	738,278	—	—	738,278
Diversified Telecommunication Services	7,773,268	—	—	7,773,268
Electric Utilities	2,665,165	—	—	2,665,165
Electrical Equipment	3,474,952	—	—	3,474,952
Electronic Equipment, Instruments & Components	4,937,202	—	—	4,937,202
Energy Equipment & Services	5,304,764	—	—	5,304,764

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food & Staples Retailing	$980,730	$—	$—	$980,730
Food Products	4,032,027	—	—	4,032,027
Health Care Equipment & Supplies	22,095,372	—	—	22,095,372
Health Care Providers & Services	22,149,008	—	—	22,149,008
Health Care Technology	1,428,773	—	—	1,428,773
Hotels, Restaurants & Leisure	19,899,594	—	—	19,899,594
Household Durables	2,407,861	—	—	2,407,861
Household Products	13,765,810	—	—	13,765,810
Industrial Conglomerates	19,595,508	—	—	19,595,508
Insurance	6,694,710	—	—	6,694,710
Internet & Catalog Retail	41,040,428	—	—	41,040,428
Internet Software & Services	68,357,144	—	—	68,357,144
IT Services	51,704,888	—	—	51,704,888
Leisure Equipment & Products	1,219,183	—	—	1,219,183
Life Sciences Tools & Services	7,056,400	—	—	7,056,400
Machinery	15,627,217	—	—	15,627,217
Media	37,584,185	—	—	37,584,185
Metals & Mining	2,762,480	—	—	2,762,480
Multi-Utilities	2,883,118	—	—	2,883,118
Multiline Retail	2,550,565	—	—	2,550,565
Oil, Gas & Consumable Fuels	12,827,655	—	—	12,827,655
Personal Products	1,175,790	—	—	1,175,790
Pharmaceuticals	40,549,744	—	—	40,549,744
Professional Services	2,963,233	—	—	2,963,233
Real Estate Investment Trusts (REITs)	31,757,087	—	—	31,757,087
Real Estate Management & Development	348,239	—	—	348,239
Road & Rail	7,329,809	—	—	7,329,809
Semiconductors & Semiconductor Equipment	42,291,027	—	—	42,291,027
Software	67,218,365	—	—	67,218,365
Specialty Retail	28,327,849	—	—	28,327,849
Technology Hardware, Storage & Peripherals	55,393,403	—	—	55,393,403
Textiles, Apparel & Luxury Goods	5,093,489	—	—	5,093,489
Tobacco	21,801,845	—	—	21,801,845
Trading Companies & Distributors	2,330,423	—	—	2,330,423
Water Utilities	1,008,751	—	—	1,008,751
Short-Term Investments	1,177,146	—	—	1,177,146

TOTAL INVESTMENTS	$839,382,358	$—	$—	$839,382,358

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	695,313	$695,313	5,545,158	6,240,471	—	$—	$1,393	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,688,835	3,623,590	1,065,245	1,065,245	1,788	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	13,982,611	13,982,611	—	—	3,080	—
State Street Navigator Securities Lending Government Money Market Portfolio*	14,589,098	14,589,098	30,717,043	45,194,240	111,901	111,901	18,611	—

TOTAL		$15,284,411				$1,177,146	$24,872	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.9%
Arconic, Inc.	15,935	$360,928
Boeing Co.	6,705	1,325,914
L3 Technologies, Inc.	1,520	253,961
Raytheon Co.	3,473	560,820
Rockwell Collins, Inc.	2,160	226,973
Textron, Inc.	9,810	462,051
United Technologies Corp.	27,196	3,320,903

		6,511,550

AIR FREIGHT & LOGISTICS — 0.1%
C.H. Robinson Worldwide, Inc.	2,493	171,219
Expeditors International of Washington, Inc.	2,276	128,549

		299,768

AIRLINES — 0.7%
Alaska Air Group, Inc.	1,616	145,052
American Airlines Group, Inc.	18,317	921,712
Delta Air Lines, Inc.	26,715	1,435,664

		2,502,428

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.	7,338	310,838
Delphi Automotive PLC	9,813	860,109
Goodyear Tire & Rubber Co.	9,511	332,505

		1,503,452

AUTOMOBILES — 1.0%
Ford Motor Co.	141,474	1,583,094
General Motors Co.	49,564	1,731,271

		3,314,365

BANKS — 13.7%
Bank of America Corp.	363,170	8,810,504
BB&T Corp.	29,415	1,335,735
Citigroup, Inc.	100,761	6,738,896
Citizens Financial Group, Inc.	11,562	412,532
Comerica, Inc.	2,852	208,881
Fifth Third Bancorp	27,394	711,148
Huntington Bancshares, Inc.	39,351	532,026
JPMorgan Chase & Co.	129,675	11,852,295
KeyCorp.	19,988	374,575
M&T Bank Corp.	5,671	918,418
People’s United Financial, Inc.	13,004	229,651
PNC Financial Services Group, Inc.	17,669	2,206,328
Regions Financial Corp.	44,630	653,383
SunTrust Banks, Inc.	17,833	1,011,488
US Bancorp	25,484	1,323,129
Wells Fargo & Co.	163,941	9,083,971
Zions Bancorp	7,375	323,836

		46,726,796

BEVERAGES — 2.1%
Brown-Forman Corp. Class B	2,656	129,082
Coca-Cola Co.	68,990	3,094,201
Dr. Pepper Snapple Group, Inc.	2,643	240,804
Molson Coors Brewing Co. Class B	6,648	573,988
Monster Beverage Corp. (a)	5,884	292,317
PepsiCo, Inc.	22,910	2,645,876

		6,976,268

BIOTECHNOLOGY — 0.8%
Amgen, Inc.	12,089	2,082,089
Vertex Pharmaceuticals, Inc. (a)	4,076	525,274

		2,607,363

BUILDING PRODUCTS — 0.6%
Allegion PLC	1,268	102,860
Fortune Brands Home & Security, Inc.	1,616	105,428
Johnson Controls International PLC	33,930	1,471,205
Masco Corp.	4,504	172,098

		1,851,591

CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc.	2,007	332,881
Ameriprise Financial, Inc.	2,995	381,234
Bank of New York Mellon Corp.	37,724	1,924,679
BlackRock, Inc.	2,226	940,285
CBOE Holdings, Inc.	1,117	102,094
CME Group, Inc.	4,511	564,958
Franklin Resources, Inc.	12,379	554,455
Goldman Sachs Group, Inc.	13,478	2,990,768
Invesco, Ltd.	14,755	519,228
Morgan Stanley	52,243	2,327,948
Nasdaq, Inc.	2,259	161,496
Northern Trust Corp.	2,724	264,800
Raymond James Financial, Inc.	2,060	165,253
State Street Corp. (b)	13,136	1,178,693
T Rowe Price Group, Inc.	3,124	231,832

		12,640,604

CHEMICALS — 2.7%
Air Products & Chemicals, Inc.	3,414	488,407
CF Industries Holdings, Inc.	8,460	236,541
Dow Chemical Co.	40,686	2,566,066
E.I. du Pont de Nemours & Co.	15,728	1,269,407
Eastman Chemical Co.	5,320	446,827
Ecolab, Inc.	4,264	566,046
FMC Corp.	1,684	123,016
International Flavors & Fragrances, Inc.	1,160	156,600
LyondellBasell Industries NV Class A	12,165	1,026,604
Monsanto Co.	5,227	618,668
Mosaic Co.	13,030	297,475
PPG Industries, Inc.	4,496	494,380
Praxair, Inc.	4,594	608,935
Sherwin-Williams Co.	920	322,883

		9,221,855

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Stericycle, Inc. (a)	3,104	236,897

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	181,962	5,695,410
Juniper Networks, Inc.	6,103	170,152

		5,865,562

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	5,202	238,147
Jacobs Engineering Group, Inc.	4,230	230,070

		468,217

CONSUMER FINANCE — 1.1%
American Express Co.	14,526	1,223,670
Capital One Financial Corp.	17,436	1,440,562

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Navient Corp.	11,716	$195,072
Synchrony Financial	28,480	849,274

		3,708,578

CONTAINERS & PACKAGING — 0.6%
Avery Dennison Corp.	1,497	132,290
Ball Corp.	12,678	535,138
International Paper Co.	14,937	845,584
Sealed Air Corp.	3,279	146,768
WestRock Co.	9,070	513,906

		2,173,686

DISTRIBUTORS — 0.2%
Genuine Parts Co.	5,381	499,142

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	7,927	245,024

DIVERSIFIED FINANCIAL SERVICES — 3.5%
Berkshire Hathaway, Inc. Class B (a)	69,191	11,718,880
Leucadia National Corp.	12,059	315,463

		12,034,343

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	224,343	8,464,462
CenturyLink, Inc.	19,781	472,370
Level 3 Communications, Inc. (a)	4,691	278,176
Verizon Communications, Inc.	69,753	3,115,169

		12,330,177

ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	4,359	175,101
American Electric Power Co., Inc.	17,829	1,238,581
Duke Energy Corp.	25,456	2,127,867
Edison International	11,796	922,329
Entergy Corp.	6,482	497,623
Eversource Energy	11,526	699,743
Exelon Corp.	33,502	1,208,417
FirstEnergy Corp.	16,379	477,612
NextEra Energy, Inc.	8,607	1,206,099
PG&E Corp.	18,334	1,216,828
Pinnacle West Capital Corp.	4,073	346,857
PPL Corp.	24,686	954,361
Southern Co.	36,125	1,729,665
Xcel Energy, Inc.	18,414	844,834

		13,645,917

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	8,415	509,696
Eaton Corp. PLC	16,361	1,273,377
Emerson Electric Co.	12,563	749,006

		2,532,079

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
FLIR Systems, Inc.	1,444	50,049
TE Connectivity, Ltd.	6,481	509,925

		559,974

ENERGY EQUIPMENT & SERVICES — 1.2%
Baker Hughes, Inc.	8,766	477,834
Halliburton Co.	13,107	559,800
Helmerich & Payne, Inc.	4,018	218,338
National Oilwell Varco, Inc.	13,650	449,631
Schlumberger, Ltd.	27,902	1,837,068
TechnipFMC PLC (a)	16,996	462,291
Transocean, Ltd. (a)	13,264	109,163

		4,114,125

FOOD & STAPLES RETAILING — 4.0%
Costco Wholesale Corp.	15,966	2,553,442
CVS Health Corp.	37,282	2,999,710
Kroger Co.	33,254	775,483
Sysco Corp.	8,548	430,221
Wal-Mart Stores, Inc.	53,897	4,078,925
Walgreens Boots Alliance, Inc.	31,060	2,432,309
Whole Foods Market, Inc.	11,510	484,686

		13,754,776

FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	20,846	862,607
Campbell Soup Co.	2,768	144,351
Conagra Brands, Inc.	15,118	540,620
General Mills, Inc.	9,697	537,214
Hormel Foods Corp.	9,799	334,244
J.M. Smucker Co.	4,183	494,974
Kellogg Co.	4,229	293,746
Kraft Heinz Co.	21,682	1,856,847
McCormick & Co., Inc.	1,594	155,431
Mondelez International, Inc. Class A	55,465	2,395,533
Tyson Foods, Inc. Class A	10,585	662,939

		8,278,506

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	63,259	3,075,020
Baxter International, Inc.	17,707	1,071,982
Cooper Cos., Inc.	506	121,146
Danaher Corp.	10,395	877,234
DENTSPLY SIRONA, Inc.	8,367	542,516
Hologic, Inc. (a)	4,032	182,972
Medtronic PLC	49,757	4,415,934
Zimmer Biomet Holdings, Inc.	2,654	340,774

		10,627,578

HEALTH CARE PROVIDERS & SERVICES — 3.1%
AmerisourceBergen Corp.	6,103	576,917
Anthem, Inc.	9,622	1,810,187
Cardinal Health, Inc.	11,621	905,508
Centene Corp. (a)	6,211	496,135
Cigna Corp.	9,328	1,561,414
DaVita, Inc. (a)	5,737	371,528
Envision Healthcare Corp. (a)	2,536	158,931
Express Scripts Holding Co. (a)	22,016	1,405,501
HCA Healthcare, Inc. (a)	5,184	452,045
Henry Schein, Inc. (a)	2,900	530,758
Laboratory Corp. of America Holdings (a)	1,732	266,971
McKesson Corp.	7,710	1,268,603
Patterson Cos., Inc.	3,058	143,573
Quest Diagnostics, Inc.	1,952	216,984
Universal Health Services, Inc. Class B	1,829	223,284

		10,388,339

HOTELS, RESTAURANTS & LEISURE — 1.0%
Carnival Corp.	15,220	997,975
Chipotle Mexican Grill, Inc. (a)	464	193,070

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Hilton Worldwide Holdings, Inc.	1,574	$97,352
McDonald’s Corp.	11,448	1,753,376
Royal Caribbean Cruises, Ltd.	2,950	322,229
Wyndham Worldwide Corp.	1,268	127,320

		3,491,322

HOUSEHOLD DURABLES — 0.7%
D.R. Horton, Inc.	12,326	426,110
Leggett & Platt, Inc.	1,720	90,351
Lennar Corp. Class A	7,427	396,008
Mohawk Industries, Inc. (a)	1,260	304,529
Newell Brands, Inc.	6,803	364,777
PulteGroup, Inc.	10,537	258,473
Whirlpool Corp.	2,759	528,679

		2,368,927

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	3,245	168,351
Clorox Co.	2,080	277,139
Colgate-Palmolive Co.	14,142	1,048,346
Kimberly-Clark Corp.	6,274	810,036
Procter & Gamble Co.	47,547	4,143,721

		6,447,593

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	24,107	267,829
NRG Energy, Inc.	11,902	204,952

		472,781

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	6,964	1,449,835
General Electric Co.	168,067	4,539,489
Honeywell International, Inc.	11,355	1,513,508
Roper Technologies, Inc.	1,624	376,005

		7,878,837

INSURANCE — 5.2%
Aflac, Inc.	14,799	1,149,586
Allstate Corp.	13,345	1,180,232
American International Group, Inc.	31,988	1,999,890
Assurant, Inc.	2,054	212,979
Chubb, Ltd.	17,074	2,482,218
Cincinnati Financial Corp.	2,286	165,621
Everest Re Group, Ltd.	1,475	375,520
Hartford Financial Services Group, Inc.	13,667	718,474
Lincoln National Corp.	8,086	546,452
Loews Corp.	10,020	469,036
MetLife, Inc.	39,832	2,188,370
Principal Financial Group, Inc.	9,693	621,030
Progressive Corp.	21,076	929,241
Prudential Financial, Inc.	15,592	1,686,119
Torchmark Corp.	4,041	309,136
Travelers Cos., Inc.	10,318	1,305,537
Unum Group	8,416	392,438
Willis Towers Watson PLC	4,663	678,280
XL Group, Ltd.	9,812	429,766

		17,839,925

INTERNET & CATALOG RETAIL — 0.0% (c)
TripAdvisor, Inc. (a)	1,733	66,201

INTERNET SOFTWARE & SERVICES — 0.2%
eBay, Inc. (a)	22,989	802,776

IT SERVICES — 1.0%
Alliance Data Systems Corp.	812	208,432
Cognizant Technology Solutions Corp. Class A	6,579	436,846
CSRA, Inc.	2,581	81,947
DXC Technology Co.	5,215	400,095
International Business Machines Corp.	13,477	2,073,167
Western Union Co.	6,109	116,376

		3,316,863

LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Mattel, Inc.	5,343	115,035

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	4,127	244,773
Illumina, Inc. (a)	1,624	281,797
PerkinElmer, Inc.	3,924	267,381
Thermo Fisher Scientific, Inc.	5,590	975,287
Waters Corp. (a)	1,036	190,458

		1,959,696

MACHINERY — 1.2%
Caterpillar, Inc.	10,199	1,095,984
Deere & Co.	5,421	669,981
Dover Corp.	5,787	464,233
Flowserve Corp.	4,885	226,811
PACCAR, Inc.	6,089	402,118
Parker-Hannifin Corp.	1,504	240,369
Pentair PLC	6,035	401,569
Snap-on, Inc.	1,024	161,792
Stanley Black & Decker, Inc.	2,871	404,036

		4,066,893

MEDIA — 1.3%
DISH Network Corp. Class A (a)	3,563	223,614
Interpublic Group of Cos., Inc.	6,429	158,153
News Corp. Class A	13,344	182,813
News Corp. Class B	3,816	53,996
Omnicom Group, Inc.	2,359	195,561
Twenty-First Century Fox, Inc. Class A	19,937	565,015
Twenty-First Century Fox, Inc. Class B	9,150	255,011
Viacom, Inc. Class B	12,525	420,464
Walt Disney Co.	21,791	2,315,294

		4,369,921

METALS & MINING — 0.2%
Freeport-McMoRan, Inc. (a)	19,506	234,267
Nucor Corp.	4,736	274,072

		508,339

MULTI-UTILITIES — 1.9%
Ameren Corp.	8,775	479,729
CenterPoint Energy, Inc.	6,574	179,996
CMS Energy Corp.	10,387	480,399
Consolidated Edison, Inc.	11,040	892,253
Dominion Energy, Inc.	12,063	924,388
DTE Energy Co.	6,458	683,192
NiSource, Inc.	12,073	306,171
Public Service Enterprise Group, Inc.	18,370	790,094
SCANA Corp.	5,129	343,694

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Sempra Energy	9,015	$1,016,441
WEC Energy Group, Inc.	5,527	339,247

		6,435,604

MULTILINE RETAIL — 0.5%
Kohl’s Corp.	6,284	243,002
Macy’s, Inc.	11,101	257,987
Nordstrom, Inc. (d)	3,983	190,507
Target Corp.	20,336	1,063,370

		1,754,866

OIL, GAS & CONSUMABLE FUELS — 9.6%
Anadarko Petroleum Corp.	10,296	466,821
Apache Corp.	4,960	237,733
Cabot Oil & Gas Corp.	9,014	226,071
Chesapeake Energy Corp. (a) (d)	14,255	70,847
Chevron Corp.	69,097	7,208,890
Cimarex Energy Co.	1,469	138,101
Concho Resources, Inc. (a)	2,432	295,561
ConocoPhillips.	44,899	1,973,760
Devon Energy Corp.	8,850	282,934
EOG Resources, Inc.	9,988	904,114
EQT Corp.	2,462	144,249
Exxon Mobil Corp.	154,625	12,482,876
Hess Corp.	9,611	421,635
Kinder Morgan, Inc.	69,590	1,333,344
Marathon Oil Corp.	30,738	364,245
Marathon Petroleum Corp.	19,166	1,002,957
Newfield Exploration Co. (a)	2,663	75,789
Noble Energy, Inc.	9,662	273,435
Occidental Petroleum Corp.	15,750	942,952
ONEOK, Inc.	4,123	215,056
Phillips 66	16,081	1,329,738
Range Resources Corp.	4,254	98,565
Tesoro Corp.	5,494	514,238
Valero Energy Corp.	16,384	1,105,265
Williams Cos., Inc.	16,190	490,233

		32,599,409

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	9,915	186,005
Estee Lauder Cos., Inc. Class A	3,344	320,957

		506,962

PHARMACEUTICALS — 5.3%
Allergan PLC	12,207	2,967,400
Bristol-Myers Squibb Co.	27,238	1,517,701
Eli Lilly & Co.	19,726	1,623,450
Johnson & Johnson	38,500	5,093,165
Mallinckrodt PLC (a)	3,811	170,771
Merck & Co., Inc.	38,029	2,437,279
Mylan NV (a)	16,637	645,848
Perrigo Co. PLC	5,237	395,498
Pfizer, Inc.	95,147	3,195,988

		18,047,100

PROFESSIONAL SERVICES — 0.2%
IHS Markit, Ltd. (a)	8,288	365,003
Nielsen Holdings PLC	5,510	213,017
Robert Half International, Inc.	4,716	226,038

		804,058

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.7%
Boston Properties, Inc. REIT	1,948	239,643
Crown Castle International Corp. REIT	4,603	461,128
Equity Residential REIT	4,380	288,335
Essex Property Trust, Inc. REIT	1,152	296,375
Federal Realty Investment Trust REIT	983	124,241
HCP, Inc. REIT	16,923	540,859
Iron Mountain, Inc. REIT	3,874	133,111
Macerich Co. REIT	4,399	255,406
Mid-America Apartment Communities, Inc. REIT	1,616	170,294
Public Storage REIT	1,856	387,032
Realty Income Corp. REIT	3,594	198,317
Regency Centers Corp. REIT	1,967	123,213
Simon Property Group, Inc. REIT	3,913	632,967
SL Green Realty Corp. REIT	3,656	386,805
Ventas, Inc. REIT	5,552	385,753
Vornado Realty Trust REIT	3,179	298,508
Weyerhaeuser Co. REIT	27,080	907,180

		5,829,167

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	6,107	222,295

ROAD & RAIL — 1.0%
CSX Corp.	12,572	685,928
Kansas City Southern	3,952	413,577
Norfolk Southern Corp.	10,530	1,281,501
Union Pacific Corp.	9,217	1,003,824

		3,384,830

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Intel Corp.	89,378	3,015,614
Micron Technology, Inc. (a)	37,684	1,125,244
Qorvo, Inc. (a)	4,615	292,222
Xilinx, Inc.	3,304	212,513

		4,645,593

SOFTWARE — 1.0%
ANSYS, Inc. (a)	1,180	143,582
Autodesk, Inc. (a)	2,480	250,034
CA, Inc.	11,627	400,783
Oracle Corp.	45,644	2,288,590
Symantec Corp.	11,499	324,847

		3,407,836

SPECIALTY RETAIL — 0.9%
AutoNation, Inc. (a)	2,503	105,526
Bed Bath & Beyond, Inc.	5,418	164,707
Best Buy Co., Inc.	5,950	341,113
CarMax, Inc. (a)	3,767	237,547
Foot Locker, Inc.	1,868	92,055
Gap, Inc.	7,604	167,212
L Brands, Inc.	4,607	248,271
Lowe’s Cos., Inc.	11,305	876,477
Signet Jewelers, Ltd.	2,536	160,377
Staples, Inc.	23,895	240,623
Tiffany & Co.	1,902	178,541

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Tractor Supply Co.	2,072	$112,323

		2,924,772

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Hewlett Packard Enterprise Co.	60,402	1,002,069
HP, Inc.	62,076	1,085,088
NetApp, Inc.	3,755	150,388
Seagate Technology PLC	10,709	414,974
Western Digital Corp.	10,375	919,225
Xerox Corp.	7,835	225,100

		3,796,844

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Coach, Inc.	5,057	239,398
Hanesbrands, Inc.	6,575	152,277
NIKE, Inc. Class B	20,870	1,231,330
PVH Corp.	2,805	321,172
Ralph Lauren Corp.	1,902	140,368
VF Corp.	12,045	693,792

		2,778,337

TOBACCO — 0.9%
Philip Morris International, Inc.	25,396	2,982,760

TOTAL COMMON STOCKS (Cost $317,408,988)		339,444,502

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	941,838	941,838
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	201,410	201,410

TOTAL SHORT-TERM INVESTMENTS (Cost $1,143,248)		1,143,248

TOTAL INVESTMENTS — 100.0% (Cost $318,552,236)		340,587,750
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		60,480

NET ASSETS — 100.0%		$340,648,230

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at June 30, 2017.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$6,511,550	$—	$—	$6,511,550
Air Freight & Logistics	299,768	—	—	299,768
Airlines	2,502,428	—	—	2,502,428
Auto Components	1,503,452	—	—	1,503,452
Automobiles.	3,314,365	—	—	3,314,365
Banks	46,726,796	—	—	46,726,796
Beverages	6,976,268	—	—	6,976,268
Biotechnology	2,607,363	—	—	2,607,363
Building Products	1,851,591	—	—	1,851,591
Capital Markets	12,640,604	—	—	12,640,604
Chemicals	9,221,855	—	—	9,221,855
Commercial Services & Supplies	236,897	—	—	236,897
Communications Equipment	5,865,562	—	—	5,865,562
Construction & Engineering	468,217	—	—	468,217
Consumer Finance	3,708,578	—	—	3,708,578
Containers & Packaging	2,173,686	—	—	2,173,686
Distributors	499,142	—	—	499,142

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Consumer Services	$245,024	$—	$—	$245,024
Diversified Financial Services	12,034,343	—	—	12,034,343
Diversified Telecommunication Services	12,330,177	—	—	12,330,177
Electric Utilities	13,645,917	—	—	13,645,917
Electrical Equipment	2,532,079	—	—	2,532,079
Electronic Equipment, Instruments & Components	559,974	—	—	559,974
Energy Equipment & Services	4,114,125	—	—	4,114,125
Food & Staples Retailing	13,754,776	—	—	13,754,776
Food Products	8,278,506	—	—	8,278,506
Health Care Equipment & Supplies	10,627,578	—	—	10,627,578
Health Care Providers & Services	10,388,339	—	—	10,388,339
Hotels, Restaurants & Leisure	3,491,322	—	—	3,491,322
Household Durables	2,368,927	—	—	2,368,927
Household Products	6,447,593	—	—	6,447,593
Independent Power Producers & Energy Traders	472,781	—	—	472,781
Industrial Conglomerates	7,878,837	—	—	7,878,837
Insurance	17,839,925	—	—	17,839,925
Internet & Catalog Retail.	66,201	—	—	66,201
Internet Software & Services	802,776	—	—	802,776
IT Services	3,316,863	—	—	3,316,863
Leisure Equipment & Products	115,035	—	—	115,035
Life Sciences Tools & Services	1,959,696	—	—	1,959,696
Machinery	4,066,893	—	—	4,066,893
Media	4,369,921	—	—	4,369,921
Metals & Mining	508,339	—	—	508,339
Multi-Utilities	6,435,604	—	—	6,435,604
Multiline Retail	1,754,866	—	—	1,754,866
Oil, Gas & Consumable Fuels	32,599,409	—	—	32,599,409
Personal Products	506,962	—	—	506,962
Pharmaceuticals	18,047,100	—	—	18,047,100
Professional Services	804,058	—	—	804,058
Real Estate Investment Trusts (REITs)	5,829,167	—	—	5,829,167
Real Estate Management & Development	222,295	—	—	222,295
Road & Rail	3,384,830	—	—	3,384,830
Semiconductors & Semiconductor Equipment	4,645,593	—	—	4,645,593
Software	3,407,836	—	—	3,407,836
Specialty Retail	2,924,772	—	—	2,924,772
Technology Hardware, Storage & Peripherals	3,796,844	—	—	3,796,844
Textiles, Apparel & Luxury Goods	2,778,337	—	—	2,778,337
Tobacco	2,982,760	—	—	2,982,760
Short-Term Investments	1,143,248	—	—	1,143,248

TOTAL INVESTMENTS	$340,587,750	$—	$—	$340,587,750

See accompanying notes to financial statements.

SPDR S&P 500 Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	10,766	$580,503	5,697	3,327	13,136	$1,178,693	$18,553	$63,009
State Street Institutional Liquid Reserves Fund, Premier Class	439,129	439,129	4,819,098	5,258,227	—	—	758	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,948,028	3,006,190	941,838	941,838	1,344	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	7,183,728	7,183,728	—	—	1,641	—
State Street Navigator Securities Lending Government Money Market Portfolio*	5,410,163	5,410,163	16,410,075	21,618,828	201,410	201,410	4,292	—

TOTAL		$6,429,795				$2,321,941	$26,588	$63,009

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Boeing Co.	13,479	$2,665,472

AUTOMOBILES — 2.4%
Ford Motor Co.	171,472	1,918,772
General Motors Co.	58,414	2,040,401

		3,959,173

BANKS — 1.2%
People’s United Financial, Inc.	114,447	2,021,134

BEVERAGES — 1.4%
Coca-Cola Co.	51,654	2,316,682

BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	35,724	2,590,347

CAPITAL MARKETS — 2.9%
CME Group, Inc.	18,429	2,308,048
Invesco, Ltd.	70,153	2,468,684

		4,776,732

CHEMICALS — 4.4%
CF Industries Holdings, Inc.	58,688	1,640,917
Dow Chemical Co.	36,290	2,288,810
LyondellBasell Industries NV Class A	22,730	1,918,185
Mosaic Co.	64,659	1,476,165

		7,324,077

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	70,594	2,209,592

CONSUMER FINANCE — 1.3%
Navient Corp.	133,522	2,223,141

CONTAINERS & PACKAGING — 2.7%
International Paper Co.	38,720	2,191,939
WestRock Co.	39,966	2,264,474

		4,456,413

DIVERSIFIED CONSUMER SERVICES — 1.7%
H&R Block, Inc.	93,640	2,894,412

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	52,256	1,971,619
CenturyLink, Inc.	84,651	2,021,466
Verizon Communications, Inc.	43,124	1,925,918

		5,919,003

ELECTRIC UTILITIES — 9.6%
American Electric Power Co., Inc.	34,474	2,394,909
Duke Energy Corp.	28,042	2,344,031
Entergy Corp.	30,725	2,358,758
Exelon Corp.	61,491	2,217,980
FirstEnergy Corp.	73,174	2,133,754
PPL Corp.	62,533	2,417,526
Southern Co.	44,475	2,129,463

		15,996,421

ELECTRICAL EQUIPMENT — 2.8%
Eaton Corp. PLC	31,289	2,435,223
Emerson Electric Co.	36,617	2,183,105

		4,618,328

ENERGY EQUIPMENT & SERVICES — 0.9%
Helmerich & Payne, Inc.	27,096	1,472,397

HOUSEHOLD DURABLES — 1.3%
Garmin, Ltd.	44,013	2,245,983

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.3%
AES Corp.	189,989	2,110,778

IT SERVICES — 1.1%
International Business Machines Corp.	12,289	1,890,417

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Mattel, Inc.	69,421	1,494,634

MACHINERY — 1.4%
Caterpillar, Inc.	22,488	2,416,561

MULTI-UTILITIES — 8.1%
Ameren Corp.	41,493	2,268,422
CenterPoint Energy, Inc.	84,478	2,313,008
Consolidated Edison, Inc.	29,733	2,403,021
Dominion Energy, Inc.	28,622	2,193,304
Public Service Enterprise Group, Inc.	49,815	2,142,543
WEC Energy Group, Inc.	36,969	2,269,157

		13,589,455

MULTILINE RETAIL — 2.2%
Kohl’s Corp.	53,703	2,076,695
Macy’s, Inc.	72,133	1,676,371

		3,753,066

OIL, GAS & CONSUMABLE FUELS — 5.8%
Chevron Corp.	18,573	1,937,721
Enbridge, Inc.	1	40
Murphy Oil Corp.	67,665	1,734,254
Occidental Petroleum Corp.	31,846	1,906,620
ONEOK, Inc.	38,419	2,003,935
Valero Energy Corp.	31,896	2,151,704

		9,734,274

PHARMACEUTICALS — 2.7%
Merck & Co., Inc.	35,291	2,261,800
Pfizer, Inc.	69,347	2,329,366

		4,591,166

REAL ESTATE INVESTMENT TRUSTS (REITS) — 22.0%
Crown Castle International Corp. REIT	24,689	2,473,344
Digital Realty Trust, Inc. REIT	20,162	2,277,298
Extra Space Storage, Inc. REIT	28,749	2,242,422
GGP, Inc. REIT	85,724	2,019,657
HCP, Inc. REIT	71,432	2,282,967
Host Hotels & Resorts, Inc. REIT	118,236	2,160,172
Iron Mountain, Inc. REIT	61,299	2,106,233
Kimco Realty Corp. REIT	85,143	1,562,374
Macerich Co. REIT	30,865	1,792,022
Mid-America Apartment Communities, Inc. REIT	22,393	2,359,774
Prologis, Inc. REIT	41,756	2,448,572
Public Storage REIT	9,719	2,026,703
Realty Income Corp. REIT	36,154	1,994,978
Simon Property Group, Inc. REIT	11,743	1,899,548
Ventas, Inc. REIT	34,913	2,425,755
Welltower, Inc. REIT	32,159	2,407,101
Weyerhaeuser Co. REIT	69,390	2,324,565

		36,803,485

See accompanying notes to financial statements.

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
QUALCOMM, Inc.	39,276	$2,168,821

SPECIALTY RETAIL — 3.7%
Gap, Inc.	89,386	1,965,598
L Brands, Inc.	35,136	1,893,479
Staples, Inc.	233,149	2,347,811

		6,206,888

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.2%
HP, Inc.	142,663	2,493,749
Seagate Technology PLC	57,694	2,235,643
Xerox Corp.	77,967	2,239,992

		6,969,384

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Coach, Inc.	58,886	2,787,663

TOBACCO — 2.9%
Altria Group, Inc.	30,527	2,273,345
Philip Morris International, Inc.	22,595	2,653,783

		4,927,128

TOTAL COMMON STOCKS (Cost $163,409,759)		167,133,027

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (a) (b) (Cost $225,851)	225,851	225,851

TOTAL INVESTMENTS — 99.9% (Cost $163,635,610)		167,358,878
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		163,932

NET ASSETS — 100.0%		$167,522,810

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$2,665,472	$—	$—	$2,665,472
Automobiles	3,959,173	—	—	3,959,173
Banks	2,021,134	—	—	2,021,134
Beverages	2,316,682	—	—	2,316,682
Biotechnology	2,590,347	—	—	2,590,347
Capital Markets	4,776,732	—	—	4,776,732
Chemicals	7,324,077	—	—	7,324,077
Communications Equipment	2,209,592	—	—	2,209,592
Consumer Finance	2,223,141	—	—	2,223,141
Containers & Packaging	4,456,413	—	—	4,456,413
Diversified Consumer Services	2,894,412	—	—	2,894,412
Diversified Telecommunication Services	5,919,003	—	—	5,919,003
Electric Utilities	15,996,421	—	—	15,996,421
Electrical Equipment.	4,618,328	—	—	4,618,328
Energy Equipment & Services	1,472,397	—	—	1,472,397
Household Durables	2,245,983	—	—	2,245,983
Independent Power Producers & Energy Traders	2,110,778	—	—	2,110,778
IT Services	1,890,417	—	—	1,890,417
Leisure Equipment & Products	1,494,634	—	—	1,494,634
Machinery	2,416,561	—	—	2,416,561
Multi-Utilities	13,589,455	—	—	13,589,455
Multiline Retail	3,753,066	—	—	3,753,066
Oil, Gas & Consumable Fuels	9,734,274	—	—	9,734,274

See accompanying notes to financial statements.

SPDR S&P 500 High Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$4,591,166	$—	$—	$4,591,166
Real Estate Investment Trusts (REITs)	36,803,485	—	—	36,803,485
Semiconductors & Semiconductor Equipment	2,168,821	—	—	2,168,821
Specialty Retail	6,206,888	—	—	6,206,888
Technology Hardware, Storage & Peripherals	6,969,384	—	—	6,969,384
Textiles, Apparel & Luxury Goods	2,787,663	—	—	2,787,663
Tobacco	4,927,128	—	—	4,927,128
Short-Term Investment	225,851	—	—	225,851

TOTAL INVESTMENTS	$167,358,878	$—	$—	$167,358,878

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	66,821	$66,821	1,045,158	1,111,979	—	$—	$127	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,464,042	2,238,191	225,851	225,851	398	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,425,965	4,425,965	—	—	788	—

TOTAL		$66,821				$225,851	$1,313	$—

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc.	3,370	$76,331
Boeing Co.	4,320	854,280
General Dynamics Corp.	2,224	440,574
L3 Technologies, Inc.	602	100,582
Lockheed Martin Corp.	1,946	540,229
Northrop Grumman Corp.	1,365	350,409
Raytheon Co.	2,285	368,982
Rockwell Collins, Inc.	1,308	137,445
Textron, Inc.	2,073	97,638
TransDigm Group, Inc.	368	98,944
United Technologies Corp.	5,769	704,453

		3,769,867

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	1,090	74,861
Expeditors International of Washington, Inc.	1,404	79,298
FedEx Corp.	1,886	409,884
United Parcel Service, Inc. Class B	5,376	594,532

		1,158,575

AIRLINES — 0.7%
Alaska Air Group, Inc.	942	84,554
American Airlines Group, Inc.	3,885	195,493
Delta Air Lines, Inc.	5,687	305,619
Southwest Airlines Co.	4,683	291,002
United Continental Holdings, Inc. (a)	2,252	169,463

		1,046,131

AUTO COMPONENTS — 0.2%
BorgWarner, Inc.	1,663	70,445
Delphi Automotive PLC	2,113	185,204
Goodyear Tire & Rubber Co.	2,019	70,584

		326,233

AUTOMOBILES — 0.5%
Ford Motor Co.	30,040	336,148
General Motors Co.	10,590	369,909
Harley-Davidson, Inc.	1,417	76,546

		782,603

BANKS — 6.8%
Bank of America Corp.	76,816	1,863,556
BB&T Corp.	6,240	283,358
Citigroup, Inc.	21,301	1,424,611
Citizens Financial Group, Inc.	4,023	143,541
Comerica, Inc.	1,351	98,947
Fifth Third Bancorp	5,957	154,644
Huntington Bancshares, Inc.	8,572	115,893
JPMorgan Chase & Co.	27,459	2,509,752
KeyCorp.	8,288	155,317
M&T Bank Corp.	1,196	193,692
People’s United Financial, Inc.	2,389	42,190
PNC Financial Services Group, Inc.	3,718	464,267
Regions Financial Corp.	9,288	135,976
SunTrust Banks, Inc.	3,862	219,053
US Bancorp	12,254	636,228
Wells Fargo & Co.	34,868	1,932,036
Zions Bancorp	1,558	68,412

		10,441,473

BEVERAGES — 2.2%
Brown-Forman Corp. Class B	1,412	68,623
Coca-Cola Co.	29,599	1,327,515
Constellation Brands, Inc. Class A	1,355	262,504
Dr. Pepper Snapple Group, Inc.	1,430	130,288
Molson Coors Brewing Co. Class B	1,402	121,049
Monster Beverage Corp. (a)	3,156	156,790
PepsiCo, Inc.	11,104	1,282,401

		3,349,170

BIOTECHNOLOGY — 3.1%
AbbVie, Inc.	12,250	888,247
Alexion Pharmaceuticals, Inc. (a)	1,719	209,151
Amgen, Inc.	5,715	984,294
Biogen, Inc. (a)	1,635	443,674
Celgene Corp. (a)	5,985	777,272
Gilead Sciences, Inc.	10,119	716,223
Incyte Corp. (a)	1,300	163,683
Regeneron Pharmaceuticals, Inc. (a)	586	287,808
Vertex Pharmaceuticals, Inc. (a)	1,932	248,977

		4,719,329

BUILDING PRODUCTS — 0.4%
Allegion PLC	728	59,055
Fortune Brands Home & Security, Inc.	1,122	73,199
Johnson Controls International PLC	7,194	311,932
Masco Corp.	2,566	98,047

		542,233

CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.	416	68,998
Ameriprise Financial, Inc.	1,225	155,930
Bank of New York Mellon Corp.	8,061	411,272
BlackRock, Inc.	950	401,290
CBOE Holdings, Inc.	700	63,980
Charles Schwab Corp.	9,326	400,645
CME Group, Inc.	2,677	335,267
E*TRADE Financial Corp. (a)	2,159	82,107
Franklin Resources, Inc.	2,630	117,798
Goldman Sachs Group, Inc.	2,846	631,527
Intercontinental Exchange, Inc.	4,572	301,386
Invesco, Ltd.	3,188	112,186
Moody’s Corp.	1,300	158,184
Morgan Stanley	10,914	486,328
Nasdaq, Inc.	884	63,197
Northern Trust Corp.	1,650	160,397
Raymond James Financial, Inc.	1,000	80,220
S&P Global, Inc.	2,022	295,192
State Street Corp. (b)	2,788	250,167
T Rowe Price Group, Inc.	1,905	141,370

		4,717,441

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	1,642	234,904
Albemarle Corp.	838	88,443
CF Industries Holdings, Inc.	1,777	49,685
Dow Chemical Co.	8,660	546,186
E.I. du Pont de Nemours & Co.	6,688	539,788
Eastman Chemical Co.	1,142	95,917
Ecolab, Inc.	2,004	266,031
FMC Corp.	1,013	74,000

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
International Flavors & Fragrances, Inc.	624	$84,240
LyondellBasell Industries NV Class A	2,568	216,714
Monsanto Co.	3,426	405,501
Mosaic Co.	2,616	59,723
PPG Industries, Inc.	2,022	222,339
Praxair, Inc.	2,163	286,706
Sherwin-Williams Co.	618	216,893

		3,387,070

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	676	85,203
Republic Services, Inc.	1,806	115,096
Stericycle, Inc. (a)	641	48,921
Waste Management, Inc.	3,156	231,493

		480,713

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	38,856	1,216,193
F5 Networks, Inc. (a)	520	66,071
Harris Corp.	942	102,753
Juniper Networks, Inc.	3,044	84,867
Motorola Solutions, Inc.	1,224	106,170

		1,576,054

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	1,081	49,488
Jacobs Engineering Group, Inc.	936	50,909
Quanta Services, Inc. (a)	1,201	39,537

		139,934

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	495	110,177
Vulcan Materials Co.	1,011	128,074

		238,251

CONSUMER FINANCE — 0.8%
American Express Co.	5,887	495,921
Capital One Financial Corp.	3,703	305,942
Discover Financial Services	2,878	178,983
Navient Corp.	2,626	43,723
Synchrony Financial	5,980	178,323

		1,202,892

CONTAINERS & PACKAGING — 0.3%
Avery Dennison Corp.	676	59,738
Ball Corp.	2,730	115,233
International Paper Co.	3,141	177,812
Sealed Air Corp.	1,532	68,572
WestRock Co.	1,949	110,431

		531,786

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,144	106,117
LKQ Corp. (a)	2,364	77,894

		184,011

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	1,729	53,443

DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (a)	14,698	2,489,400
Leucadia National Corp.	2,533	66,264

		2,555,664

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	47,709	1,800,060
CenturyLink, Inc.	4,211	100,559
Level 3 Communications, Inc. (a)	2,211	131,112
Verizon Communications, Inc.	31,559	1,409,425

		3,441,156

ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	1,676	67,325
Duke Energy Corp.	5,451	455,649
Edison International	2,475	193,520
Entergy Corp.	1,361	104,484
Eversource Energy	2,415	146,615
NextEra Energy, Inc.	3,585	502,366
PG&E Corp.	3,887	257,980
Pinnacle West Capital Corp.	839	71,449
PPL Corp.	5,317	205,555
Southern Co.	7,614	364,559
Xcel Energy, Inc.	3,852	176,730

		2,546,232

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	334	67,896
AMETEK, Inc.	1,799	108,965
Eaton Corp. PLC	3,510	273,183
Emerson Electric Co.	4,937	294,344
Rockwell Automation, Inc.	988	160,017

		904,405

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	2,354	173,772
Corning, Inc.	7,203	216,450
FLIR Systems, Inc.	1,040	36,046
TE Connectivity, Ltd.	2,733	215,033

		641,301

ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes, Inc.	3,293	179,501
Halliburton Co.	6,729	287,396
Helmerich & Payne, Inc.	832	45,211
National Oilwell Varco, Inc.	2,898	95,460
Schlumberger, Ltd.	10,799	711,006
TechnipFMC PLC (a)	3,748	101,946
Transocean, Ltd. (a)	2,664	21,925

		1,442,445

FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	3,368	538,644
CVS Health Corp.	7,936	638,531
Kroger Co.	6,913	161,211
Sysco Corp.	3,742	188,335
Wal-Mart Stores, Inc.	11,413	863,736
Walgreens Boots Alliance, Inc.	6,585	515,671
Whole Foods Market, Inc.	2,430	102,327

		3,008,455

FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	4,522	187,120
Campbell Soup Co.	1,495	77,964
Conagra Brands, Inc.	3,256	116,435
General Mills, Inc.	4,527	250,796

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Hershey Co.	1,092	$117,248
Hormel Foods Corp.	2,073	70,710
J.M. Smucker Co.	893	105,669
Kellogg Co.	1,931	134,127
Kraft Heinz Co.	4,631	396,599
McCormick & Co., Inc.	884	86,199
Mondelez International, Inc. Class A	11,835	511,154
Tyson Foods, Inc. Class A	2,269	142,107

		2,196,128

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	13,353	649,089
Baxter International, Inc.	3,730	225,814
Becton Dickinson and Co.	1,741	339,687
Boston Scientific Corp. (a)	10,570	293,000
C.R. Bard, Inc.	572	180,815
Cooper Cos., Inc.	370	88,585
Danaher Corp.	4,686	395,452
DENTSPLY SIRONA, Inc.	1,799	116,647
Edwards Lifesciences Corp. (a)	1,640	193,914
Hologic, Inc. (a)	2,260	102,559
IDEXX Laboratories, Inc. (a)	678	109,443
Intuitive Surgical, Inc. (a)	277	259,097
Medtronic PLC.	10,610	941,637
Stryker Corp.	2,392	331,962
Varian Medical Systems, Inc. (a)	728	75,122
Zimmer Biomet Holdings, Inc.	1,537	197,351

		4,500,174

HEALTH CARE PROVIDERS & SERVICES — 3.0%
Aetna, Inc.	2,605	395,517
AmerisourceBergen Corp.	1,326	125,347
Anthem, Inc.	2,068	389,053
Cardinal Health, Inc.	2,452	191,060
Centene Corp. (a)	1,281	102,326
Cigna Corp.	1,957	327,582
DaVita, Inc. (a)	1,262	81,727
Envision Healthcare Corp. (a)	906	56,779
Express Scripts Holding Co. (a)	4,555	290,791
HCA Healthcare, Inc. (a)	2,258	196,898
Henry Schein, Inc. (a)	624	114,204
Humana, Inc.	1,100	264,682
Laboratory Corp. of America Holdings (a)	778	119,921
McKesson Corp.	1,618	266,226
Patterson Cos., Inc.	648	30,424
Quest Diagnostics, Inc.	1,087	120,831
UnitedHealth Group, Inc.	7,460	1,383,233
Universal Health Services, Inc. Class B	676	82,526

		4,539,127

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	2,296	152,615

HOTELS, RESTAURANTS & LEISURE — 1.8%
Carnival Corp.	3,201	209,890
Chipotle Mexican Grill, Inc. (a)	216	89,878
Darden Restaurants, Inc.	994	89,897
Marriott International, Inc. Class A	2,436	244,355
McDonald’s Corp.	6,274	960,926
Royal Caribbean Cruises, Ltd.	1,300	141,999
Starbucks Corp.	11,236	655,171
Wyndham Worldwide Corp.	862	86,553
Wynn Resorts, Ltd.	624	83,691
Yum! Brands, Inc.	2,469	182,113

		2,744,473

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	2,505	86,598
Garmin, Ltd.	884	45,110
Leggett & Platt, Inc.	1,040	54,631
Lennar Corp. Class A	1,510	80,513
Mohawk Industries, Inc. (a)	468	113,111
Newell Brands, Inc.	3,735	200,271
PulteGroup, Inc.	2,374	58,234
Whirlpool Corp.	572	109,607

		748,075

HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	1,950	101,166
Clorox Co.	988	131,641
Colgate-Palmolive Co.	6,889	510,681
Kimberly-Clark Corp.	2,754	355,569
Procter & Gamble Co.	19,804	1,725,919

		2,824,976

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
AES Corp.	5,100	56,661
NRG Energy, Inc.	2,453	42,241

		98,902

INDUSTRIAL CONGLOMERATES — 2.5%
3M Co.	4,624	962,671
General Electric Co.	67,539	1,824,228
Honeywell International, Inc.	5,875	783,079
Roper Technologies, Inc.	768	177,815

		3,747,793

INSURANCE — 2.9%
Aflac, Inc.	2,992	232,419
Allstate Corp.	2,893	255,857
American International Group, Inc.	6,814	426,011
Aon PLC	2,051	272,680
Arthur J Gallagher & Co.	1,370	78,432
Assurant, Inc.	488	50,601
Chubb, Ltd.	3,579	520,315
Cincinnati Financial Corp.	1,118	80,999
Hartford Financial Services Group, Inc.	2,846	149,614
Lincoln National Corp.	1,736	117,319
Loews Corp.	2,133	99,846
Marsh & McLennan Cos., Inc.	3,984	310,593
MetLife, Inc.	8,415	462,320
Principal Financial Group, Inc.	2,075	132,945
Progressive Corp.	4,446	196,024
Prudential Financial, Inc.	3,371	364,540
Torchmark Corp.	863	66,020
Travelers Cos., Inc.	2,198	278,113
Unum Group	1,835	85,566
Willis Towers Watson PLC	986	143,424
XL Group, Ltd.	2,014	88,213

		4,411,851

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
INTERNET & CATALOG RETAIL — 2.8%
Amazon.com, Inc. (a)	3,068	$2,969,824
Expedia, Inc.	987	147,014
Netflix, Inc. (a)	3,305	493,800
Priceline Group, Inc. (a)	377	705,186
TripAdvisor, Inc. (a)	857	32,737

		4,348,561

INTERNET SOFTWARE & SERVICES — 4.8%
Akamai Technologies, Inc. (a)	1,352	67,343
Alphabet, Inc. Class A (a)	2,304	2,141,983
Alphabet, Inc. Class C (a)	2,294	2,084,627
eBay, Inc. (a)	7,739	270,246
Facebook, Inc. Class A (a)	18,302	2,763,236
VeriSign, Inc. (a)	719	66,838

		7,394,273

IT SERVICES — 4.0%
Accenture PLC Class A	4,772	590,201
Alliance Data Systems Corp.	412	105,756
Automatic Data Processing, Inc.	3,485	357,073
Cognizant Technology Solutions Corp. Class A	4,524	300,394
CSRA, Inc.	1,066	33,846
DXC Technology Co.	2,200	168,784
Fidelity National Information Services, Inc.	2,523	215,464
Fiserv, Inc. (a)	1,666	203,818
Gartner, Inc. (a)	700	86,457
Global Payments, Inc.	1,187	107,210
International Business Machines Corp.	6,644	1,022,047
Mastercard, Inc. Class A	7,254	880,998
Paychex, Inc.	2,452	139,617
PayPal Holdings, Inc. (a)	8,760	470,149
Total System Services, Inc.	1,282	74,676
Visa, Inc. Class A	14,343	1,345,087
Western Union Co.	3,807	72,523

		6,174,100

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	849	94,672
Mattel, Inc.	2,583	55,612

		150,284

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	2,496	148,038
Illumina, Inc. (a)	1,112	192,954
Mettler-Toledo International, Inc. (a)	190	111,823
PerkinElmer, Inc.	832	56,692
Thermo Fisher Scientific, Inc.	3,016	526,202
Waters Corp. (a)	624	114,716

		1,150,425

MACHINERY — 1.7%
Caterpillar, Inc.	4,541	487,976
Cummins, Inc.	1,189	192,879
Deere & Co.	2,307	285,122
Dover Corp.	1,195	95,863
Flowserve Corp.	988	45,873
Fortive Corp.	2,285	144,755
Illinois Tool Works, Inc.	2,429	347,954
Ingersoll-Rand PLC	1,981	181,044
PACCAR, Inc.	2,671	176,393
Parker-Hannifin Corp.	1,040	166,213
Pentair PLC	1,349	89,762
Snap-on, Inc.	439	69,362
Stanley Black & Decker, Inc.	1,150	161,839
Xylem, Inc.	1,362	75,496

		2,520,531

MEDIA — 3.2%
CBS Corp. Class B	2,803	178,775
Charter Communications, Inc. Class A (a)	1,660	559,171
Comcast Corp. Class A	36,708	1,428,675
Discovery Communications, Inc. Class A (a)	1,152	29,756
Discovery Communications, Inc. Class C (a)	1,842	46,437
DISH Network Corp. Class A (a)	1,800	112,968
Interpublic Group of Cos., Inc.	3,067	75,448
News Corp. Class A	2,894	39,648
News Corp. Class B	860	12,169
Omnicom Group, Inc.	1,820	150,878
Scripps Networks Interactive, Inc. Class A	728	49,730
Time Warner, Inc.	6,006	603,063
Twenty-First Century Fox, Inc. Class A	8,195	232,246
Twenty-First Century Fox, Inc. Class B	3,886	108,303
Viacom, Inc. Class B	2,634	88,424
Walt Disney Co.	11,229	1,193,081

		4,908,772

METALS & MINING — 0.2%
Newmont Mining Corp.	4,034	130,661
Nucor Corp.	2,422	140,161

		270,822

MULTI-UTILITIES — 1.1%
Ameren Corp.	1,843	100,757
CenterPoint Energy, Inc.	3,265	89,396
CMS Energy Corp.	2,109	97,541
Consolidated Edison, Inc.	2,353	190,169
Dominion Energy, Inc.	4,800	367,824
DTE Energy Co.	1,364	144,298
NiSource, Inc.	2,431	61,650
Public Service Enterprise Group, Inc.	3,843	165,287
SCANA Corp.	1,092	73,175
Sempra Energy	1,919	216,367
WEC Energy Group, Inc.	2,407	147,742

		1,654,206

MULTILINE RETAIL — 0.4%
Dollar General Corp.	1,954	140,864
Dollar Tree, Inc. (a)	1,790	125,157
Kohl’s Corp.	1,447	55,955
Macy’s, Inc.	2,361	54,870
Nordstrom, Inc.	987	47,208
Target Corp.	4,342	227,043

		651,097

OIL, GAS & CONSUMABLE FUELS — 0.8%
Marathon Petroleum Corp.	4,057	212,303
ONEOK, Inc.	2,986	155,750

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Phillips 66	3,445	$284,867
Tesoro Corp.	1,234	115,502
Valero Energy Corp.	3,479	234,693
Williams Cos., Inc.	6,321	191,400

		1,194,515

PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	3,500	65,660
Estee Lauder Cos., Inc. Class A	1,711	164,222

		229,882

PHARMACEUTICALS — 5.3%
Allergan PLC	2,604	633,006
Bristol-Myers Squibb Co.	12,643	704,468
Eli Lilly & Co.	7,499	617,168
Johnson & Johnson	20,800	2,751,632
Mallinckrodt PLC (a)	858	38,447
Merck & Co., Inc.	21,122	1,353,709
Mylan NV (a)	3,474	134,861
Perrigo Co. PLC	1,095	82,695
Pfizer, Inc.	46,082	1,547,894
Zoetis, Inc.	3,745	233,613

		8,097,493

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	899	123,541
Nielsen Holdings PLC	2,514	97,191
Robert Half International, Inc.	988	47,355
Verisk Analytics, Inc. (a)	1,204	101,581

		369,668

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Alexandria Real Estate Equities, Inc. REIT	700	84,329
American Tower Corp. REIT	3,290	435,333
Apartment Investment & Management Co. Class A REIT	1,196	51,392
AvalonBay Communities, Inc. REIT	1,048	201,394
Boston Properties, Inc. REIT	1,167	143,564
Crown Castle International Corp. REIT	2,832	283,710
Digital Realty Trust, Inc. REIT	1,248	140,962
Equinix, Inc. REIT	610	261,788
Equity Residential REIT	2,783	183,205
Essex Property Trust, Inc. REIT	509	130,950
Extra Space Storage, Inc. REIT	964	75,192
Federal Realty Investment Trust REIT	540	68,251
GGP, Inc. REIT	4,446	104,748
HCP, Inc. REIT	3,539	113,106
Host Hotels & Resorts, Inc. REIT	5,693	104,011
Iron Mountain, Inc. REIT	1,939	66,624
Kimco Realty Corp. REIT	3,172	58,206
Macerich Co. REIT	978	56,783
Mid-America Apartment Communities, Inc. REIT	902	95,053
Prologis, Inc. REIT	3,996	234,325
Public Storage REIT	1,137	237,099
Realty Income Corp. REIT	2,030	112,015
Regency Centers Corp. REIT	1,100	68,904
Simon Property Group, Inc. REIT	2,382	385,312
SL Green Realty Corp. REIT	755	79,879
UDR, Inc. REIT	2,051	79,927
Ventas, Inc. REIT	2,779	193,085
Vornado Realty Trust REIT	1,345	126,296
Welltower, Inc. REIT	2,792	208,981
Weyerhaeuser Co. REIT	5,662	189,677

		4,574,101

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	2,228	81,099

ROAD & RAIL — 1.0%
CSX Corp.	7,127	388,849
JB Hunt Transport Services, Inc.	676	61,773
Kansas City Southern	832	87,069
Norfolk Southern Corp.	2,265	275,650
Union Pacific Corp.	6,213	676,658

		1,489,999

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Advanced Micro Devices, Inc. (a)	6,000	74,880
Analog Devices, Inc.	2,776	215,973
Applied Materials, Inc.	8,248	340,725
Broadcom, Ltd.	3,122	727,582
Intel Corp.	36,496	1,231,375
KLA-Tencor Corp.	1,197	109,537
Lam Research Corp.	1,220	172,545
Microchip Technology, Inc.	1,623	125,263
Micron Technology, Inc. (a)	8,040	240,074
NVIDIA Corp.	4,581	662,229
Qorvo, Inc. (a)	1,018	64,460
QUALCOMM, Inc.	11,407	629,895
Skyworks Solutions, Inc.	1,453	139,415
Texas Instruments, Inc.	7,764	597,285
Xilinx, Inc.	1,928	124,009

		5,455,247

SOFTWARE — 5.1%
Activision Blizzard, Inc.	5,359	308,518
Adobe Systems, Inc. (a)	3,865	546,666
Autodesk, Inc. (a)	1,560	157,279
CA, Inc.	2,340	80,660
Citrix Systems, Inc. (a)	1,191	94,780
Electronic Arts, Inc. (a)	2,340	247,385
Intuit, Inc.	1,856	246,495
Microsoft Corp.	59,619	4,109,538
Oracle Corp.	23,122	1,159,337
Red Hat, Inc. (a)	1,402	134,241
salesforce.com, Inc. (a)	5,094	441,140
Symantec Corp.	4,855	137,154
Synopsys, Inc. (a)	1,200	87,516

		7,750,709

SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	572	66,689
AutoNation, Inc. (a)	553	23,314
AutoZone, Inc. (a)	222	126,642
Bed Bath & Beyond, Inc.	1,244	37,818
Best Buy Co., Inc.	2,004	114,889
CarMax, Inc. (a)	1,514	95,473
Foot Locker, Inc.	1,080	53,222
Gap, Inc.	1,733	38,109

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Home Depot, Inc.	9,212	$1,413,121
L Brands, Inc.	1,909	102,876
Lowe’s Cos., Inc.	6,716	520,692
O’Reilly Automotive, Inc. (a)	730	159,680
Ross Stores, Inc.	3,094	178,617
Signet Jewelers, Ltd.	493	31,177
Staples, Inc.	4,907	49,414
Tiffany & Co.	832	78,100
TJX Cos., Inc.	4,985	359,767
Tractor Supply Co.	1,032	55,945
Ulta Salon Cosmetics & Fragrance, Inc. (a)	471	135,337

		3,640,882

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Apple, Inc.	40,306	5,804,870
Hewlett Packard Enterprise Co.	12,652	209,897
HP, Inc.	12,975	226,803
NetApp, Inc.	2,193	87,830
Seagate Technology PLC	2,282	88,427
Western Digital Corp.	2,233	197,844
Xerox Corp.	1,759	50,536

		6,666,207

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Coach, Inc.	2,114	100,077
Hanesbrands, Inc.	2,969	68,762
Michael Kors Holdings, Ltd. (a)	1,179	42,739
NIKE, Inc. Class B	10,229	603,511
PVH Corp.	624	71,448
Ralph Lauren Corp.	447	32,989
Under Armour, Inc. Class A (a)	1,377	29,963
Under Armour, Inc. Class C (a)	1,385	27,922
VF Corp.	2,556	147,225

		1,124,636

TOBACCO — 1.9%
Altria Group, Inc.	14,874	1,107,667
Philip Morris International, Inc.	12,038	1,413,863
Reynolds American, Inc.	6,389	415,540

		2,937,070

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	2,201	95,810
United Rentals, Inc. (a)	699	78,784
W.W. Grainger, Inc.	426	76,906

		251,500

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,360	106,012

TOTAL COMMON STOCKS (Cost $132,343,692)		152,343,072

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $195,120)	195,120	195,120

TOTAL INVESTMENTS — 100.0% (Cost $132,538,812)		152,538,192
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		62,148

NET ASSETS — 100.0%		$152,600,340

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,769,867	$—	$—	$3,769,867
Air Freight & Logistics	1,158,575	—	—	1,158,575
Airlines	1,046,131	—	—	1,046,131
Auto Components	326,233	—	—	326,233
Automobiles	782,603	—	—	782,603
Banks	10,441,473	—	—	10,441,473

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Beverages	$3,349,170	$—	$—	$3,349,170
Biotechnology	4,719,329	—	—	4,719,329
Building Products	542,233	—	—	542,233
Capital Markets	4,717,441	—	—	4,717,441
Chemicals	3,387,070	—	—	3,387,070
Commercial Services & Supplies	480,713	—	—	480,713
Communications Equipment	1,576,054	—	—	1,576,054
Construction & Engineering	139,934	—	—	139,934
Construction Materials	238,251	—	—	238,251
Consumer Finance	1,202,892	—	—	1,202,892
Containers & Packaging	531,786	—	—	531,786
Distributors	184,011	—	—	184,011
Diversified Consumer Services	53,443	—	—	53,443
Diversified Financial Services	2,555,664	—	—	2,555,664
Diversified Telecommunication Services	3,441,156	—	—	3,441,156
Electric Utilities	2,546,232	—	—	2,546,232
Electrical Equipment	904,405	—	—	904,405
Electronic Equipment, Instruments & Components	641,301	—	—	641,301
Energy Equipment & Services	1,442,445	—	—	1,442,445
Food & Staples Retailing	3,008,455	—	—	3,008,455
Food Products	2,196,128	—	—	2,196,128
Health Care Equipment & Supplies	4,500,174	—	—	4,500,174
Health Care Providers & Services	4,539,127	—	—	4,539,127
Health Care Technology	152,615	—	—	152,615
Hotels, Restaurants & Leisure	2,744,473	—	—	2,744,473
Household Durables	748,075	—	—	748,075
Household Products	2,824,976	—	—	2,824,976
Independent Power Producers & Energy Traders	98,902	—	—	98,902
Industrial Conglomerates	3,747,793	—	—	3,747,793
Insurance	4,411,851	—	—	4,411,851
Internet & Catalog Retail	4,348,561	—	—	4,348,561
Internet Software & Services	7,394,273	—	—	7,394,273
IT Services	6,174,100	—	—	6,174,100
Leisure Equipment & Products	150,284	—	—	150,284
Life Sciences Tools & Services	1,150,425	—	—	1,150,425
Machinery	2,520,531	—	—	2,520,531
Media	4,908,772	—	—	4,908,772
Metals & Mining	270,822	—	—	270,822
Multi-Utilities	1,654,206	—	—	1,654,206
Multiline Retail	651,097	—	—	651,097
Oil, Gas & Consumable Fuels	1,194,515	—	—	1,194,515
Personal Products	229,882	—	—	229,882
Pharmaceuticals	8,097,493	—	—	8,097,493
Professional Services	369,668	—	—	369,668
Real Estate Investment Trusts (REITs)	4,574,101	—	—	4,574,101
Real Estate Management & Development	81,099	—	—	81,099
Road & Rail	1,489,999	—	—	1,489,999
Semiconductors & Semiconductor Equipment	5,455,247	—	—	5,455,247
Software	7,750,709	—	—	7,750,709
Specialty Retail	3,640,882	—	—	3,640,882
Technology Hardware, Storage & Peripherals	6,666,207	—	—	6,666,207
Textiles, Apparel & Luxury Goods	1,124,636	—	—	1,124,636
Tobacco	2,937,070	—	—	2,937,070
Trading Companies & Distributors	251,500	—	—	251,500
Water Utilities	106,012	—	—	106,012
Short-Term Investment	195,120	—	—	195,120

TOTAL INVESTMENTS	$152,538,192	$—	$—	$152,538,192

See accompanying notes to financial statements.

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	2,351	$126,766	753	316	2,788	$250,167	$3,666	$(185)
State Street Institutional Liquid Reserves Fund, Premier Class	156,006	156,006	1,274,437	1,430,443	—	—	195	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,086,235	891,115	195,120	195,120	339	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,840,972	2,840,972	—	—	595	—

TOTAL		$282,772				$445,287	$4,795	$(185)

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	2,355	$81,860
Aerojet Rocketdyne Holdings, Inc. (a)	5,658	117,686
Aerovironment, Inc. (a)	1,517	57,949
Axon Enterprise, Inc. (a) (b)	3,885	97,669
Cubic Corp.	1,893	87,646
Curtiss-Wright Corp.	3,370	309,299
Engility Holdings, Inc. (a)	1,303	37,005
Esterline Technologies Corp. (a)	2,250	213,300
Huntington Ingalls Industries, Inc.	3,535	658,076
KLX, Inc. (a)	3,943	197,150
Mercury Systems, Inc. (a)	3,657	153,923
Moog, Inc. Class A (a)	2,409	172,773
National Presto Industries, Inc.	365	40,332
Orbital ATK, Inc.	4,430	435,735
Teledyne Technologies, Inc. (a)	2,655	338,911
Triumph Group, Inc.	3,700	116,920

		3,116,234

AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	1,871	97,573
Echo Global Logistics, Inc. (a)	1,958	38,964
Forward Air Corp.	2,307	122,917
Hub Group, Inc. Class A (a)	2,489	95,453

		354,907

AIRLINES — 0.6%
Allegiant Travel Co.	986	133,702
Hawaiian Holdings, Inc. (a)	4,034	189,396
JetBlue Airways Corp. (a)	25,316	577,964
SkyWest, Inc.	3,886	136,399

		1,037,461

AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	6,293	98,171
Cooper Tire & Rubber Co.	4,001	144,436
Cooper-Standard Holdings, Inc. (a)	1,368	137,990
Dana, Inc.	10,982	245,228
Dorman Products, Inc. (a)	2,269	187,805
Fox Factory Holding Corp. (a)	2,613	93,023
Gentex Corp.	21,721	412,047
Gentherm, Inc. (a)	2,773	107,592
LCI Industries	1,939	198,554
Motorcar Parts of America, Inc. (a)	1,408	39,762
Standard Motor Products, Inc.	1,486	77,599
Superior Industries International, Inc.	1,665	34,216

		1,776,423

AUTOMOBILES — 0.3%
Thor Industries, Inc.	3,656	382,125
Winnebago Industries, Inc.	2,004	70,140

		452,265

BANKS — 8.0%
Ameris Bancorp	2,823	136,069
Associated Banc-Corp.	11,587	291,992
Banc of California, Inc.	3,809	81,894
BancorpSouth, Inc.	6,376	194,468
Bank of Hawaii Corp.	3,287	272,722
Bank of the Ozarks, Inc.	9,219	432,095
Banner Corp.	1,959	110,703
Boston Private Financial Holdings, Inc.	6,426	98,639
Brookline Bancorp, Inc.	5,821	84,987
Canadian Imperial Bank of Commerce (b)	1	75
Cathay General Bancorp	5,673	215,290
Central Pacific Financial Corp.	2,248	70,745
Chemical Financial Corp.	5,334	258,219
City Holding Co.	1,192	78,517
Columbia Banking System, Inc.	4,408	175,659
Commerce Bancshares, Inc.	6,633	376,953
Community Bank System, Inc.	3,745	208,859
Cullen/Frost Bankers, Inc.	4,277	401,653
Customers Bancorp, Inc. (a)	2,143	60,604
CVB Financial Corp.	7,809	175,156
East West Bancorp, Inc.	10,991	643,853
Fidelity Southern Corp.	1,538	35,159
First BanCorp (a)	11,688	67,674
First Commonwealth Financial Corp.	6,575	83,371
First Financial Bancorp	4,634	128,362
First Financial Bankshares, Inc. (b)	4,990	220,558
First Horizon National Corp.	17,756	309,310
First Midwest Bancorp, Inc.	6,206	144,662
FNB Corp.	24,552	347,656
Fulton Financial Corp.	13,330	253,270
Glacier Bancorp, Inc.	5,732	209,849
Great Western Bancorp, Inc.	4,445	181,400
Hancock Holding Co.	6,396	313,404
Hanmi Financial Corp.	2,401	68,308
Home BancShares, Inc.	9,475	235,927
Hope Bancorp, Inc.	9,690	180,719
Independent Bank Corp.	2,035	135,633
International Bancshares Corp.	4,429	155,236
LegacyTexas Financial Group, Inc.	3,186	121,482
MB Financial, Inc.	5,351	235,658
National Bank Holdings Corp. Class A	1,944	64,366
NBT Bancorp, Inc.	3,240	119,718
OFG Bancorp	3,200	32,000
Old National Bancorp	10,293	177,554
Opus Bank	1,353	32,743
PacWest Bancorp	9,062	423,195
Pinnacle Financial Partners, Inc.	5,517	346,468
Prosperity Bancshares, Inc.	5,285	339,508
S&T Bancorp, Inc.	2,612	93,666
ServisFirst Bancshares, Inc.	3,317	122,364
Signature Bank (a)	4,115	590,626
Simmons First National Corp. Class A	2,220	117,438
Southside Bancshares, Inc.	1,996	69,739
Sterling Bancorp	10,316	239,847
SVB Financial Group (a)	3,936	691,909
Synovus Financial Corp.	9,205	407,229
TCF Financial Corp.	12,909	205,769
Texas Capital Bancshares, Inc. (a)	3,813	295,126
Tompkins Financial Corp.	971	76,437
Trustmark Corp.	5,138	165,238
UMB Financial Corp.	3,345	250,407
Umpqua Holdings Corp.	16,789	308,246
United Bankshares, Inc.	8,016	314,227

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
United Community Banks, Inc.	5,407	$150,315
Valley National Bancorp	20,119	237,605
Webster Financial Corp.	6,993	365,174
Westamerica Bancorporation	2,042	114,434
Wintrust Financial Corp.	4,259	325,558

		14,473,696

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	704	93,034
Coca-Cola Bottling Co. Consolidated	391	89,488

		182,522

BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc. (a)	3,416	67,295
AMAG Pharmaceuticals, Inc. (a)	2,501	46,018
Bioverativ, Inc. (a)	8,212	494,116
Cytokinetics, Inc. (a)	3,610	43,681
Eagle Pharmaceuticals, Inc. (a)	645	50,884
Emergent BioSolutions, Inc. (a)	2,631	89,217
Enanta Pharmaceuticals, Inc. (a)	997	35,872
Ligand Pharmaceuticals, Inc. (a)	1,429	173,480
MiMedx Group, Inc. (a) (b)	7,808	116,886
Momenta Pharmaceuticals, Inc. (a)	4,934	83,385
Myriad Genetics, Inc. (a)	5,186	134,006
Progenics Pharmaceuticals, Inc. (a)	5,229	35,505
Repligen Corp. (a)	2,570	106,501
Spectrum Pharmaceuticals, Inc. (a)	5,168	38,502
United Therapeutics Corp. (a)	3,404	441,601

		1,956,949

BUILDING PRODUCTS — 1.3%
AAON, Inc.	2,977	109,703
American Woodmark Corp. (a)	1,111	106,156
AO Smith Corp.	11,154	628,305
Apogee Enterprises, Inc.	2,173	123,513
Gibraltar Industries, Inc. (a)	2,362	84,205
Griffon Corp.	2,380	52,241
Insteel Industries, Inc.	1,298	42,795
Lennox International, Inc.	2,876	528,149
Patrick Industries, Inc. (a)	1,185	86,327
PGT Innovations, Inc. (a)	3,570	45,696
Quanex Building Products Corp.	2,491	52,685
Simpson Manufacturing Co., Inc.	3,009	131,524
Trex Co., Inc. (a)	2,193	148,378
Universal Forest Products, Inc.	1,533	133,846

		2,273,523

CAPITAL MARKETS — 2.8%
Donnelley Financial Solutions, Inc. (a)	2,721	62,474
Eaton Vance Corp.	8,732	413,198
Evercore Partners, Inc. Class A	3,158	222,639
FactSet Research Systems, Inc.	2,960	491,893
Federated Investors, Inc. Class B	7,017	198,230
Financial Engines, Inc.	4,317	158,002
Greenhill & Co., Inc.	2,028	40,763
Interactive Brokers Group, Inc. Class A	5,104	190,992
INTL. FCStone, Inc. (a)	1,134	42,820
Investment Technology Group, Inc.	2,393	50,827
Janus Henderson Group PLC (a)	13,673	452,713
Legg Mason, Inc.	6,609	252,199
MarketAxess Holdings, Inc.	2,815	566,097
MSCI, Inc.	6,852	705,687
Piper Jaffray Cos	1,066	63,907
SEI Investments Co.	10,113	543,877
Stifel Financial Corp. (a)	5,168	237,625
Virtus Investment Partners, Inc.	502	55,697
Waddell & Reed Financial, Inc. Class A	6,386	120,568
WisdomTree Investments, Inc. (b)	8,796	89,455

		4,959,663

CHEMICALS — 2.9%
A Schulman, Inc.	2,197	70,304
AdvanSix, Inc. (a)	2,297	71,758
American Vanguard Corp.	1,898	32,740
Ashland Global Holdings, Inc.	4,690	309,118
Balchem Corp.	2,435	189,224
Cabot Corp.	4,739	253,205
Calgon Carbon Corp.	3,719	56,157
Chemours Co.	13,965	529,553
Flotek Industries, Inc. (a)	4,162	37,208
FutureFuel Corp.	1,674	25,261
Hawkins, Inc.	679	31,472
HB Fuller Co.	3,859	197,233
Ingevity Corp. (a)	3,237	185,804
Innophos Holdings, Inc.	1,448	63,480
Innospec, Inc.	1,809	118,580
Koppers Holdings, Inc. (a)	1,506	54,442
Kraton Corp. (a)	2,330	80,245
LSB Industries, Inc. (a)	1,502	15,516
Minerals Technologies, Inc.	2,679	196,103
NewMarket Corp.	693	319,113
Olin Corp.	12,573	380,710
PolyOne Corp.	6,154	238,406
Quaker Chemical Corp.	998	144,940
Rayonier Advanced Materials, Inc.	3,149	49,502
RPM International, Inc.	10,086	550,191
Scotts Miracle-Gro Co.	3,319	296,918
Sensient Technologies Corp.	3,342	269,131
Stepan Co.	1,471	128,183
Tredegar Corp.	1,871	28,533
Valvoline, Inc.	15,509	367,873

		5,290,903

COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	4,243	176,169
Brady Corp. Class A	3,585	121,532
Brink’s Co.	3,480	233,160
Clean Harbors, Inc. (a)	3,920	218,854
Copart, Inc. (a)	15,565	494,811
Deluxe Corp.	3,640	251,961
Essendant, Inc.	2,782	41,257
Healthcare Services Group, Inc.	5,510	258,033
Herman Miller, Inc.	4,519	137,378
HNI Corp.	3,309	131,930
Interface, Inc.	4,753	93,396
LSC Communications, Inc.	2,606	55,768
Matthews International Corp. Class A	2,471	151,349
Mobile Mini, Inc.	3,268	97,550
MSA Safety, Inc.	2,391	194,077
Multi-Color Corp.	1,061	86,578
Pitney Bowes, Inc.	14,241	215,039

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Rollins, Inc.	7,277	$296,247
RR Donnelley & Sons Co.	5,121	64,217
Team, Inc. (a)	2,209	51,801
Tetra Tech, Inc.	4,311	197,228
UniFirst Corp.	1,162	163,493
US Ecology, Inc.	1,663	83,982
Viad Corp.	1,581	74,702

		3,890,512

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	3,624	74,836
Applied Optoelectronics, Inc. (a) (b)	1,366	84,405
ARRIS International PLC (a)	14,366	402,535
Black Box Corp.	1,118	9,559
Brocade Communications Systems, Inc.	31,141	392,688
CalAmp Corp. (a)	2,657	54,017
Ciena Corp. (a)	10,802	270,266
Comtech Telecommunications Corp.	1,760	33,387
Digi International, Inc. (a)	1,973	20,026
Harmonic, Inc. (a)	5,677	29,804
InterDigital, Inc.	2,644	204,381
Lumentum Holdings, Inc. (a)	4,263	243,204
NETGEAR, Inc. (a)	2,462	106,112
NetScout Systems, Inc. (a)	6,894	237,154
Oclaro, Inc. (a) (b)	9,553	89,225
Plantronics, Inc.	2,571	134,489
ViaSat, Inc. (a)	4,064	269,037
Viavi Solutions, Inc. (a)	17,462	183,875

		2,839,000

CONSTRUCTION & ENGINEERING — 0.9%
AECOM (a)	11,827	382,367
Aegion Corp. (a)	2,545	55,685
Comfort Systems USA, Inc.	2,777	103,027
Dycom Industries, Inc. (a)	2,383	213,326
EMCOR Group, Inc.	4,490	293,556
Granite Construction, Inc.	2,969	143,225
KBR, Inc.	10,952	166,689
MYR Group, Inc. (a)	1,192	36,976
Orion Group Holdings, Inc. (a)	2,134	15,941
Valmont Industries, Inc.	1,677	250,879

		1,661,671

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	3,726	344,357
US Concrete, Inc. (a) (b)	1,108	87,033

		431,390

CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a)	1,781	71,507
Enova International, Inc. (a)	1,855	27,547
EZCORP, Inc. Class A (a)	3,604	27,751
Firstcash, Inc.	3,651	212,853
Green Dot Corp. Class A (a)	3,325	128,112
PRA Group, Inc. (a)	3,477	131,778
SLM Corp. (a)	32,749	376,614
World Acceptance Corp. (a)	436	32,661

		1,008,823

CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	4,784	415,538
Bemis Co., Inc.	6,970	322,363
Greif, Inc. Class A	1,922	107,209
Myers Industries, Inc.	1,661	29,815
Owens-Illinois, Inc. (a)	12,410	296,847
Packaging Corp. of America	7,155	796,995
Silgan Holdings, Inc.	5,760	183,053
Sonoco Products Co.	7,569	389,198

		2,541,018

DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	3,530	116,702
Pool Corp.	3,182	374,108

		490,810

DIVERSIFIED CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc.	4,261	161,705
American Public Education, Inc. (a)	1,129	26,701
Capella Education Co.	897	76,783
Career Education Corp. (a)	4,860	46,656
Graham Holdings Co. Class B	348	208,678
Regis Corp. (a)	2,592	26,620
Service Corp. International	14,237	476,228
Sotheby’s (a)	3,517	188,757
Strayer Education, Inc.	852	79,424

		1,291,552

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	839	57,421
Cincinnati Bell, Inc. (a)	3,093	60,468
Cogent Communications Holdings, Inc.	3,131	125,553
Consolidated Communications Holdings, Inc.	3,804	81,672
Frontier Communications Corp. (b)	87,819	101,870
General Communication, Inc. Class A (a)	1,986	72,767
Iridium Communications, Inc. (a)	6,342	70,079
Lumos Networks Corp. (a)	1,759	31,434

		601,264

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	3,901	279,624
El Paso Electric Co.	3,093	159,908
Great Plains Energy, Inc.	16,283	476,766
Hawaiian Electric Industries, Inc.	8,242	266,876
IDACORP, Inc.	3,811	325,269
OGE Energy Corp.	15,163	527,521
PNM Resources, Inc.	6,027	230,533
Westar Energy, Inc.	10,726	568,692

		2,835,189

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	1,988	110,930
Encore Wire Corp.	1,606	68,576
EnerSys	3,334	241,548
General Cable Corp.	3,790	61,966
Hubbell, Inc.	3,892	440,458
Powell Industries, Inc.	631	20,186
Regal Beloit Corp.	3,374	275,150
Vicor Corp. (a)	1,211	21,677

		1,240,491

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Anixter International, Inc. (a)	2,178	$170,320
Arrow Electronics, Inc. (a)	6,705	525,806
Avnet, Inc.	9,711	377,564
Badger Meter, Inc.	2,153	85,797
Bel Fuse, Inc. Class B	661	16,327
Belden, Inc.	3,239	244,318
Benchmark Electronics, Inc. (a)	3,731	120,511
Cognex Corp.	6,575	558,217
Coherent, Inc. (a)	1,932	434,681
CTS Corp.	2,430	52,488
Daktronics, Inc.	2,864	27,580
Electro Scientific Industries, Inc. (a)	2,679	22,075
ePlus, Inc. (a)	1,010	74,841
Fabrinet (a)	2,781	118,637
FARO Technologies, Inc. (a)	1,224	46,267
II-VI, Inc. (a)	4,121	141,350
Insight Enterprises, Inc. (a)	2,726	109,013
IPG Photonics Corp. (a)	2,838	411,794
Itron, Inc. (a)	2,605	176,489
Jabil, Inc.	13,805	402,968
Keysight Technologies, Inc. (a)	14,003	545,137
Knowles Corp. (a)	6,867	116,190
Littelfuse, Inc.	1,732	285,780
Methode Electronics, Inc.	2,795	115,154
MTS Systems Corp.	1,285	66,563
National Instruments Corp.	7,990	321,358
OSI Systems, Inc. (a)	1,394	104,759
Park Electrochemical Corp.	1,432	26,377
Plexus Corp. (a)	2,572	135,210
Rogers Corp. (a)	1,354	147,071
Sanmina Corp. (a)	5,789	220,561
ScanSource, Inc. (a)	1,934	77,940
SYNNEX Corp.	2,187	262,353
Tech Data Corp. (a)	2,612	263,812
Trimble, Inc. (a)	19,142	682,795
TTM Technologies, Inc. (a)	6,497	112,788
VeriFone Systems, Inc. (a)	8,420	152,402
Vishay Intertechnology, Inc.	10,251	170,167
Zebra Technologies Corp. Class A (a)	3,958	397,858

		8,321,318

ENERGY EQUIPMENT & SERVICES — 1.2%
Archrock, Inc.	5,177	59,018
Atwood Oceanics, Inc. (a)	5,522	45,004
Bristow Group, Inc. (b)	2,478	18,957
CARBO Ceramics, Inc. (a) (b)	1,409	9,652
Diamond Offshore Drilling, Inc. (a) (b)	4,796	51,941
Dril-Quip, Inc. (a)	2,847	138,934
Ensco PLC Class A	22,667	116,962
Era Group, Inc. (a)	1,460	13,812
Exterran Corp. (a)	2,378	63,493
Geospace Technologies Corp. (a)	974	13,470
Gulf Island Fabrication, Inc.	972	11,275
Helix Energy Solutions Group, Inc. (a)	10,496	59,197
Matrix Service Co. (a)	1,997	18,672
McDermott International, Inc. (a)	21,500	154,155
Nabors Industries, Ltd.	21,579	175,653
Newpark Resources, Inc. (a)	6,880	50,568
Noble Corp. PLC	18,445	66,771
Oceaneering International, Inc.	7,450	170,158
Oil States International, Inc. (a)	3,827	103,903
Patterson-UTI Energy, Inc.	12,585	254,091
Pioneer Energy Services Corp. (a)	5,804	11,898
Rowan Cos. PLC Class A (a)	9,508	97,362
SEACOR Holdings, Inc. (a)	1,217	41,743
Superior Energy Services, Inc. (a)	11,459	119,517
Tesco Corp. (a)	3,432	15,272
TETRA Technologies, Inc. (a)	8,666	24,178
Unit Corp. (a)	3,882	72,710
US Silica Holdings, Inc.	5,502	195,266

		2,173,632

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.6%
CoreCivic, Inc. REIT	8,865	244,497
Cousins Properties, Inc. REIT	31,885	280,269
Parkway, Inc. REIT	3,156	72,241
Quality Care Properties, Inc. REIT (a)	7,069	129,433
Uniti Group, Inc. REIT	12,006	301,831

		1,028,271

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	1,982	67,685
Casey’s General Stores, Inc.	3,000	321,330
SpartanNash Co.	2,872	74,557
Sprouts Farmers Market, Inc. (a)	9,788	221,894
SUPERVALU, Inc. (a)	20,551	67,613
United Natural Foods, Inc. (a)	3,866	141,882

		894,961

FOOD PRODUCTS — 2.2%
B&G Foods, Inc.	5,053	179,887
Cal-Maine Foods, Inc. (b)	2,281	90,328
Calavo Growers, Inc.	1,191	82,239
Darling Ingredients, Inc. (a)	12,393	195,066
Dean Foods Co.	6,924	117,708
Flowers Foods, Inc.	13,905	240,695
Hain Celestial Group, Inc. (a)	7,762	301,321
Ingredion, Inc.	5,468	651,840
J&J Snack Foods Corp.	1,097	144,881
John B Sanfilippo & Son, Inc.	683	43,104
Lamb Weston Holdings, Inc.	10,517	463,169
Lancaster Colony Corp.	1,454	178,289
Post Holdings, Inc. (a)	5,055	392,521
Sanderson Farms, Inc.	1,507	174,284
Seneca Foods Corp. Class A (a)	499	15,494
Snyder’s-Lance, Inc.	6,472	224,061
Tootsie Roll Industries, Inc. (b)	1,367	47,640
TreeHouse Foods, Inc. (a)	4,289	350,368

		3,892,895

GAS UTILITIES — 1.9%
Atmos Energy Corp.	8,006	664,098
National Fuel Gas Co.	6,432	359,163
New Jersey Resources Corp.	6,541	259,678
Northwest Natural Gas Co.	2,130	127,480
ONE Gas, Inc.	3,957	276,238
South Jersey Industries, Inc.	6,025	205,874
Southwest Gas Holdings, Inc.	3,631	265,281

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Spire, Inc.	3,635	$253,541
UGI Corp.	13,061	632,283
WGL Holdings, Inc.	3,862	322,207

		3,365,843

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abaxis, Inc.	1,754	92,997
ABIOMED, Inc. (a)	3,130	448,529
Analogic Corp.	917	66,620
AngioDynamics, Inc. (a)	2,633	42,681
Anika Therapeutics, Inc. (a)	1,069	52,744
Cantel Medical Corp.	2,773	216,044
CONMED Corp.	1,916	97,601
CryoLife, Inc.	2,110	42,095
Globus Medical, Inc. Class A (a)	5,540	183,651
Haemonetics Corp. (a)	3,971	156,815
Halyard Health, Inc. (a)	3,529	138,619
Hill-Rom Holdings, Inc.	4,512	359,200
ICU Medical, Inc. (a)	1,161	200,273
Inogen, Inc. (a)	1,210	115,458
Integer Holdings Corp. (a)	2,068	89,441
Integra LifeSciences Holdings Corp. (a)	4,584	249,874
Invacare Corp.	2,288	30,202
Lantheus Holdings, Inc. (a)	2,049	36,165
LeMaitre Vascular, Inc.	975	30,440
LivaNova PLC (a)	3,327	203,646
Masimo Corp. (a)	3,466	316,030
Meridian Bioscience, Inc.	3,069	48,337
Merit Medical Systems, Inc. (a)	3,714	141,689
Natus Medical, Inc. (a)	2,434	90,788
Neogen Corp. (a)	2,917	201,594
NuVasive, Inc. (a)	3,807	292,834
OraSure Technologies, Inc. (a)	4,488	77,463
Orthofix International NV (a)	1,365	63,445
ResMed, Inc.	10,738	836,168
STERIS PLC	6,436	524,534
Surmodics, Inc. (a)	956	26,911
Teleflex, Inc.	3,458	718,434
Varex Imaging Corp. (a)	2,809	94,944
West Pharmaceutical Services, Inc.	5,569	526,382

		6,812,648

HEALTH CARE PROVIDERS & SERVICES — 2.6%
Acadia Healthcare Co., Inc. (a) (b)	5,751	283,984
Aceto Corp.	2,229	34,438
Almost Family, Inc. (a)	928	57,211
Amedisys, Inc. (a)	2,135	134,099
AMN Healthcare Services, Inc. (a)	3,582	139,877
BioTelemetry, Inc. (a)	2,161	72,285
Chemed Corp.	1,216	248,709
Community Health Systems, Inc. (a)	8,828	87,927
CorVel Corp. (a)	757	35,920
Cross Country Healthcare, Inc. (a)	2,368	30,571
Diplomat Pharmacy, Inc. (a)	3,191	47,227
Ensign Group, Inc.	3,639	79,221
HealthEquity, Inc. (a)	3,365	167,678
HealthSouth Corp.	6,764	327,378
Kindred Healthcare, Inc.	6,242	72,719
Landauer, Inc.	684	35,773
LHC Group, Inc. (a)	1,130	76,716
LifePoint Health, Inc. (a)	3,047	204,606
Magellan Health, Inc. (a)	1,788	130,345
MEDNAX, Inc. (a)	7,058	426,091
Molina Healthcare, Inc. (a)	3,261	225,596
Owens & Minor, Inc.	4,613	148,492
PharMerica Corp. (a)	2,274	59,693
Providence Service Corp. (a)	943	47,725
Quorum Health Corp. (a)	2,233	9,267
Select Medical Holdings Corp. (a)	8,117	124,596
Tenet Healthcare Corp. (a)	6,067	117,336
Tivity Health, Inc. (a)	2,573	102,534
US Physical Therapy, Inc.	939	56,716
VCA, Inc. (a)	6,157	568,353
WellCare Health Plans, Inc. (a)	3,414	613,018

		4,766,101

HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	13,727	175,157
Computer Programs & Systems, Inc. (b)	751	24,633
HealthStream, Inc. (a)	1,995	52,508
HMS Holdings Corp. (a)	6,403	118,456
Medidata Solutions, Inc. (a)	4,205	328,831
Omnicell, Inc. (a)	2,834	122,145
Quality Systems, Inc. (a)	3,552	61,130

		882,860

HOTELS, RESTAURANTS & LEISURE — 3.0%
Belmond, Ltd. Class A (a)	6,278	83,497
Biglari Holdings, Inc. (a)	75	29,980
BJ’s Restaurants, Inc. (a)	1,396	52,001
Bob Evans Farms, Inc.	1,535	110,259
Boyd Gaming Corp.	6,255	155,187
Brinker International, Inc.	3,723	141,846
Buffalo Wild Wings, Inc. (a)	1,257	159,262
Cheesecake Factory, Inc.	3,356	168,807
Churchill Downs, Inc.	912	167,170
Chuy’s Holdings, Inc. (a)	1,184	27,706
Cracker Barrel Old Country Store, Inc. (b)	1,802	301,384
Dave & Buster’s Entertainment, Inc. (a)	2,801	186,294
DineEquity, Inc.	1,314	57,882
Domino’s Pizza, Inc.	3,612	764,046
Dunkin’ Brands Group, Inc.	6,981	384,793
El Pollo Loco Holdings, Inc. (a)	1,542	21,357
Fiesta Restaurant Group, Inc. (a)	1,989	41,073
ILG, Inc.	7,942	218,326
International Speedway Corp. Class A	1,963	73,711
Jack in the Box, Inc.	2,207	217,389
Marcus Corp.	1,448	43,730
Marriott Vacations Worldwide Corp.	1,905	224,314
Monarch Casino & Resort, Inc. (a)	806	24,381
Panera Bread Co. Class A (a)	1,605	504,997
Papa John’s International, Inc.	2,002	143,664
Penn National Gaming, Inc. (a)	6,139	131,375
Red Robin Gourmet Burgers, Inc. (a)	1,015	66,229
Ruby Tuesday, Inc. (a)	4,534	9,113
Ruth’s Hospitality Group, Inc.	2,311	50,264
Scientific Games Corp. Class A (a)	3,965	103,486
Shake Shack, Inc. Class A (a)	1,368	47,716
Sonic Corp.	3,360	89,006

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Texas Roadhouse, Inc.	4,907	$250,012
Wendy’s Co.	14,659	227,361
Wingstop, Inc.	2,159	66,713

		5,344,331

HOUSEHOLD DURABLES — 1.9%
CalAtlantic Group, Inc.	5,949	210,297
Cavco Industries, Inc. (a)	644	83,495
Ethan Allen Interiors, Inc.	1,865	60,240
Helen of Troy, Ltd. (a)	2,065	194,316
Installed Building Products, Inc. (a)	1,569	83,079
iRobot Corp. (a)	2,104	177,031
KB Home	6,317	151,418
La-Z-Boy, Inc.	3,629	117,942
LGI Homes, Inc. (a) (b)	1,263	50,747
M/I Homes, Inc. (a)	1,849	52,789
MDC Holdings, Inc.	3,101	109,558
Meritage Homes Corp. (a)	2,808	118,498
NVR, Inc. (a)	270	650,865
Tempur Sealy International, Inc. (a)	3,580	191,136
Toll Brothers, Inc.	11,165	441,129
TopBuild Corp. (a)	2,828	150,082
TRI Pointe Group, Inc. (a)	11,853	156,341
Tupperware Brands Corp.	3,809	267,506
Universal Electronics, Inc. (a)	1,076	71,931
William Lyon Homes Class A (a)	1,742	42,052

		3,380,452

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	736	23,397
Central Garden & Pet Co. Class A (a)	2,541	76,281
Energizer Holdings, Inc.	4,645	223,053
WD-40 Co.	1,067	117,744

		440,475

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	4,870	464,598
Raven Industries, Inc.	2,721	90,609

		555,207

INSURANCE — 3.9%
Alleghany Corp. (a)	1,154	686,399
American Equity Investment Life Holding Co.	6,651	174,788
American Financial Group, Inc.	5,559	552,398
AMERISAFE, Inc.	1,461	83,204
Aspen Insurance Holdings, Ltd.	4,565	227,565
Brown & Brown, Inc.	8,691	374,321
CNO Financial Group, Inc.	12,978	270,981
eHealth, Inc. (a)	1,227	23,068
Employers Holdings, Inc.	2,407	101,816
First American Financial Corp.	8,369	374,011
Genworth Financial, Inc. Class A (a)	37,730	142,242
Hanover Insurance Group, Inc.	3,244	287,516
HCI Group, Inc.	685	32,181
Horace Mann Educators Corp.	3,073	116,159
Infinity Property & Casualty Corp.	819	76,986
Kemper Corp.	3,681	142,087
Maiden Holdings, Ltd.	5,496	61,006
Mercury General Corp.	2,749	148,446
Navigators Group, Inc.	1,726	94,757
Old Republic International Corp.	18,586	362,985
Primerica, Inc.	3,495	264,746
ProAssurance Corp.	4,090	248,672
Reinsurance Group of America, Inc.	4,908	630,138
RenaissanceRe Holdings, Ltd.	3,103	431,472
RLI Corp.	2,933	160,200
Safety Insurance Group, Inc.	1,087	74,242
Selective Insurance Group, Inc.	4,384	219,419
Stewart Information Services Corp.	1,779	80,731
United Fire Group, Inc.	1,652	72,787
United Insurance Holdings Corp.	1,320	20,764
Universal Insurance Holdings, Inc.	2,435	61,362
WR Berkley Corp.	7,369	509,714

		7,107,163

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	1,305	26,100
HSN, Inc.	2,385	76,081
Nutrisystem, Inc.	2,231	116,124
PetMed Express, Inc.	1,537	62,402
Shutterfly, Inc. (a)	2,562	121,695

		402,402

INTERNET SOFTWARE & SERVICES — 0.9%
Blucora, Inc. (a)	2,887	61,204
Cars.com, Inc. (a)	5,361	142,763
DHI Group, Inc. (a)	3,428	9,770
j2 Global, Inc.	3,633	309,132
Liquidity Services, Inc. (a)	1,836	11,659
LivePerson, Inc. (a)	4,214	46,354
LogMeIn, Inc.	4,032	421,344
NIC, Inc.	4,698	89,027
QuinStreet, Inc. (a)	2,959	12,339
Shutterstock, Inc. (a)	1,435	63,255
SPS Commerce, Inc. (a)	1,299	82,824
Stamps.com, Inc. (a)	1,161	179,810
WebMD Health Corp. (a)	2,895	169,792
XO Group, Inc. (a)	1,822	32,104

		1,631,377

IT SERVICES — 3.0%
Acxiom Corp. (a)	5,851	152,009
Broadridge Financial Solutions, Inc.	8,921	674,071
CACI International, Inc. Class A (a)	1,833	229,217
Cardtronics PLC Class A (a)	3,445	113,203
Convergys Corp.	7,095	168,719
CoreLogic, Inc. (a)	6,350	275,463
CSG Systems International, Inc.	2,501	101,491
DST Systems, Inc.	4,816	297,147
ExlService Holdings, Inc. (a)	2,541	141,229
Forrester Research, Inc.	754	29,519
Jack Henry & Associates, Inc.	5,894	612,210
Leidos Holdings, Inc.	10,876	562,180
ManTech International Corp. Class A	1,957	80,981
MAXIMUS, Inc.	4,875	305,321
NeuStar, Inc. Class A (a)	4,189	139,703
Perficient, Inc. (a)	2,635	49,116
Sabre Corp.	15,600	339,612
Science Applications International Corp.	3,309	229,711
Sykes Enterprises, Inc. (a)	2,951	98,947
TeleTech Holdings, Inc.	1,132	46,186

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Teradata Corp. (a)	9,946	$293,307
Virtusa Corp. (a)	2,067	60,770
WEX, Inc. (a)	2,983	311,037

		5,311,149

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	6,736	422,549
Callaway Golf Co.	7,197	91,978
Nautilus, Inc. (a)	2,256	43,202
Polaris Industries, Inc. (b)	4,433	408,855
Sturm Ruger & Co., Inc.	1,358	84,400
Vista Outdoor, Inc. (a)	4,313	97,086

		1,148,070

LIFE SCIENCES TOOLS & SERVICES — 1.0%
Albany Molecular Research, Inc. (a)	1,635	35,480
Bio-Rad Laboratories, Inc. Class A (a)	1,644	372,054
Bio-Techne Corp.	2,797	328,647
Cambrex Corp. (a)	2,437	145,611
Charles River Laboratories International, Inc. (a)	3,585	362,623
INC Research Holdings, Inc. Class A (a)	4,095	239,557
Luminex Corp.	3,057	64,564
PAREXEL International Corp. (a)	3,873	336,602

		1,885,138

MACHINERY — 5.1%
Actuant Corp. Class A	4,524	111,290
AGCO Corp.	5,043	339,848
Alamo Group, Inc.	742	67,381
Albany International Corp. Class A	2,198	117,373
Astec Industries, Inc.	1,437	79,768
Barnes Group, Inc.	3,825	223,877
Briggs & Stratton Corp.	3,144	75,770
Chart Industries, Inc. (a)	2,331	80,956
CIRCOR International, Inc.	1,247	74,047
Crane Co.	3,804	301,962
Donaldson Co., Inc.	10,014	456,038
EnPro Industries, Inc.	1,589	113,407
ESCO Technologies, Inc.	2,000	119,300
Federal Signal Corp.	4,412	76,592
Franklin Electric Co., Inc.	2,945	121,923
Graco, Inc.	4,233	462,582
Greenbrier Cos., Inc.	2,096	96,940
Harsco Corp. (a)	6,091	98,065
Hillenbrand, Inc.	4,799	173,244
IDEX Corp.	5,826	658,396
ITT, Inc.	6,729	270,371
John Bean Technologies Corp.	2,392	234,416
Kennametal, Inc.	6,114	228,786
Lincoln Electric Holdings, Inc.	4,712	433,928
Lindsay Corp.	770	68,722
Lydall, Inc. (a)	1,280	66,176
Mueller Industries, Inc.	4,358	132,701
Nordson Corp.	4,025	488,313
Oshkosh Corp.	5,697	392,409
Proto Labs, Inc. (a)	1,827	122,866
SPX Corp. (a)	3,175	79,883
SPX FLOW, Inc. (a)	3,187	117,537
Standex International Corp.	969	87,888
Tennant Co.	1,361	100,442
Terex Corp.	7,386	276,975
Timken Co.	5,338	246,882
Titan International, Inc.	3,673	44,113
Toro Co.	8,175	566,446
Trinity Industries, Inc.	11,521	322,934
Wabash National Corp.	4,469	98,229
Wabtec Corp.	6,556	599,874
Watts Water Technologies, Inc. Class A	2,101	132,783
Woodward, Inc.	4,200	283,836

		9,245,269

MARINE — 0.2%
Kirby Corp. (a)	4,144	277,026
Matson, Inc.	3,277	98,441

		375,467

MEDIA — 1.3%
AMC Networks, Inc. Class A (a)	4,325	230,998
Cable One, Inc.	352	250,237
Cinemark Holdings, Inc.	8,009	311,150
EW Scripps Co. Class A (a)	4,276	76,156
Gannett Co., Inc.	8,582	74,835
John Wiley & Sons, Inc. Class A	3,386	178,611
Live Nation Entertainment, Inc. (a)	10,102	352,055
Meredith Corp.	2,749	163,428
New Media Investment Group, Inc.	3,891	52,451
New York Times Co. Class A	9,205	162,928
Scholastic Corp.	2,047	89,229
TEGNA, Inc.	16,183	233,197
Time, Inc.	7,447	106,864
World Wrestling Entertainment, Inc. Class A (b)	2,932	59,725

		2,341,864

METALS & MINING — 1.7%
AK Steel Holding Corp. (a)	23,792	156,314
Allegheny Technologies, Inc. (b)	8,185	139,227
Carpenter Technology Corp.	3,530	132,128
Century Aluminum Co. (a)	3,607	56,197
Commercial Metals Co.	8,684	168,730
Compass Minerals International, Inc.	2,600	169,780
Haynes International, Inc.	939	34,095
Kaiser Aluminum Corp.	1,348	119,325
Materion Corp.	1,483	55,464
Olympic Steel, Inc.	707	13,772
Reliance Steel & Aluminum Co.	5,542	403,513
Royal Gold, Inc.	5,010	391,632
Steel Dynamics, Inc.	18,374	657,973
SunCoke Energy, Inc. (a)	4,752	51,797
TimkenSteel Corp. (a)	2,857	43,912
United States Steel Corp.	13,186	291,938
Worthington Industries, Inc.	3,332	167,333

		3,053,130

MULTI-UTILITIES — 0.8%
Avista Corp.	4,891	207,672
Black Hills Corp.	4,070	274,603
MDU Resources Group, Inc.	14,758	386,660
NorthWestern Corp.	3,643	222,296
Vectren Corp.	6,335	370,217

		1,461,448

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
MULTILINE RETAIL — 0.3%
Big Lots, Inc.	3,405	$164,461
Dillard’s, Inc. Class A (b)	1,752	101,073
Fred’s, Inc. Class A (b)	2,587	23,878
JC Penney Co., Inc. (a) (b)	23,314	108,410
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,596	153,190

		551,012

OIL, GAS & CONSUMABLE FUELS — 1.7%
Bill Barrett Corp. (a)	5,688	17,462
Carrizo Oil & Gas, Inc. (a)	5,820	101,384
Cloud Peak Energy, Inc. (a)	5,789	20,435
CONSOL Energy, Inc. (a)	13,516	201,929
Contango Oil & Gas Co. (a)	1,682	11,168
Denbury Resources, Inc. (a)	29,266	44,777
Energen Corp. (a)	7,309	360,845
Green Plains, Inc.	2,881	59,205
Gulfport Energy Corp. (a)	11,933	176,012
HollyFrontier Corp.	13,344	366,560
Matador Resources Co. (a)	7,119	152,133
Northern Oil and Gas, Inc. (a) (b)	3,002	4,203
PBF Energy, Inc. Class A	8,187	182,243
PDC Energy, Inc. (a)	4,191	180,674
QEP Resources, Inc. (a)	17,958	181,376
REX American Resources Corp. (a)	452	43,645
SM Energy Co.	7,378	121,958
Southwestern Energy Co. (a)	38,516	234,177
SRC Energy, Inc. (a)	14,876	100,116
World Fuel Services Corp.	5,256	202,093
WPX Energy, Inc. (a)	29,891	288,747

		3,051,142

PAPER & FOREST PRODUCTS — 0.6%
Boise Cascade Co. (a)	2,899	88,130
Clearwater Paper Corp. (a)	1,244	58,157
Deltic Timber Corp.	851	63,536
Domtar Corp.	4,679	179,767
KapStone Paper and Packaging Corp.	6,665	137,499
Louisiana-Pacific Corp. (a)	11,024	265,789
Neenah Paper, Inc.	1,286	103,201
PH Glatfelter Co.	3,177	62,078
Schweitzer-Mauduit International, Inc.	2,319	86,336

		1,044,493

PERSONAL PRODUCTS — 0.4%
Avon Products, Inc. (a)	33,150	125,970
Edgewell Personal Care Co. (a)	4,346	330,383
Inter Parfums, Inc.	1,281	46,949
Medifast, Inc.	858	35,581
Nu Skin Enterprises, Inc. Class A	3,797	238,603

		777,486

PHARMACEUTICALS — 1.1%
Akorn, Inc. (a)	6,570	220,358
Amphastar Pharmaceuticals, Inc. (a)	2,603	46,490
ANI Pharmaceuticals, Inc. (a)	617	28,876
Catalent, Inc. (a)	9,403	330,045
Depomed, Inc. (a)	4,551	48,878
Endo International PLC (a)	14,966	167,170
Heska Corp. (a)	488	49,810
Impax Laboratories, Inc. (a)	5,408	87,069
Innoviva, Inc. (a)	5,830	74,624
Lannett Co., Inc. (a) (b)	2,279	46,492
Medicines Co. (a)	5,477	208,181
Nektar Therapeutics (a)	11,840	231,472
Phibro Animal Health Corp. Class A	1,370	50,758
Prestige Brands Holdings, Inc. (a)	3,998	211,134
SciClone Pharmaceuticals, Inc. (a)	3,713	40,843
Sucampo Pharmaceuticals, Inc. Class A (a)	1,845	19,372
Supernus Pharmaceuticals, Inc. (a)	3,819	164,599

		2,026,171

PROFESSIONAL SERVICES — 1.1%
CDI Corp. (a)	997	5,833
Dun & Bradstreet Corp.	2,828	305,848
Exponent, Inc.	2,008	117,066
FTI Consulting, Inc. (a)	3,165	110,648
Heidrick & Struggles International, Inc.	1,359	29,558
Insperity, Inc.	1,442	102,382
Kelly Services, Inc. Class A	2,204	49,480
Korn/Ferry International	4,330	149,515
ManpowerGroup, Inc.	5,062	565,172
Navigant Consulting, Inc. (a)	3,515	69,456
On Assignment, Inc. (a)	3,708	200,788
Resources Connection, Inc.	2,278	31,209
TrueBlue, Inc. (a)	3,153	83,555
WageWorks, Inc. (a)	3,030	203,616

		2,024,126

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.0%
Acadia Realty Trust REIT	6,350	176,530
Agree Realty Corp. REIT	2,278	104,492
American Assets Trust, Inc. REIT	3,116	122,739
American Campus Communities, Inc. REIT	10,130	479,149
Apollo Commercial Real Estate Finance, Inc. REIT	7,117	132,020
Armada Hoffler Properties, Inc. REIT	3,513	45,493
Camden Property Trust REIT	6,631	567,017
Capstead Mortgage Corp. REIT	7,072	73,761
Care Capital Properties, Inc. REIT	6,407	171,067
CareTrust REIT, Inc.	5,435	100,765
CBL & Associates Properties, Inc. REIT	12,867	108,469
Cedar Realty Trust, Inc. REIT	5,613	27,223
Chatham Lodging Trust REIT	2,825	56,754
Chesapeake Lodging Trust REIT	4,615	112,929
CoreSite Realty Corp. REIT	2,574	266,486
Corporate Office Properties Trust REIT	7,554	264,617
CyrusOne, Inc. REIT	5,930	330,597
DCT Industrial Trust, Inc. REIT	6,973	372,637
DiamondRock Hospitality Co. REIT	15,163	166,035
Douglas Emmett, Inc. REIT	11,171	426,844
Duke Realty Corp. REIT	26,971	753,839
EastGroup Properties, Inc. REIT	2,615	219,137
Education Realty Trust, Inc. REIT	5,571	215,876
EPR Properties REIT	4,887	351,229
First Industrial Realty Trust, Inc. REIT	8,885	254,289
Four Corners Property Trust, Inc. REIT	4,537	113,924
Franklin Street Properties Corp. REIT	8,121	89,981
GEO Group, Inc. REIT	9,459	279,703

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Getty Realty Corp. REIT	1,998	$50,150
Government Properties Income Trust REIT	7,562	138,460
Healthcare Realty Trust, Inc. REIT	8,808	300,793
Hersha Hospitality Trust REIT	3,035	56,178
Highwoods Properties, Inc. REIT	7,769	393,966
Hospitality Properties Trust REIT	12,525	365,104
Independence Realty Trust, Inc. REIT	4,485	44,267
Kilroy Realty Corp. REIT	7,428	558,214
Kite Realty Group Trust REIT	6,347	120,149
Lamar Advertising Co. Class A, REIT	6,351	467,243
LaSalle Hotel Properties REIT	8,561	255,118
Lexington Realty Trust REIT	16,230	160,839
Liberty Property Trust REIT	11,174	454,894
Life Storage, Inc. REIT	3,547	262,833
LTC Properties, Inc. REIT	2,953	151,755
Mack-Cali Realty Corp. REIT	6,825	185,230
Medical Properties Trust, Inc. REIT	27,672	356,139
National Retail Properties, Inc. REIT	11,321	442,651
National Storage Affiliates Trust REIT	3,400	78,574
Omega Healthcare Investors, Inc. REIT	14,946	493,517
Pennsylvania Real Estate Investment Trust	5,078	57,483
Potlatch Corp. REIT	3,090	141,213
PS Business Parks, Inc. REIT	1,538	203,616
Ramco-Gershenson Properties Trust REIT	5,946	76,703
Rayonier, Inc. REIT	9,761	280,824
Retail Opportunity Investments Corp. REIT	8,217	157,684
Sabra Health Care REIT, Inc.	4,926	118,717
Saul Centers, Inc. REIT	855	49,573
Senior Housing Properties Trust REIT	17,903	365,937
Summit Hotel Properties, Inc. REIT	7,986	148,939
Tanger Factory Outlet Centers, Inc. REIT	7,231	187,861
Taubman Centers, Inc. REIT	4,575	272,441
Universal Health Realty Income Trust REIT	939	74,688
Urban Edge Properties REIT	7,569	179,612
Urstadt Biddle Properties, Inc. Class A, REIT	2,311	45,758
Washington Prime Group, Inc. REIT	14,072	117,783
Weingarten Realty Investors REIT	8,945	269,244

		14,467,752

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Alexander & Baldwin, Inc.	3,480	144,002
Forestar Group, Inc. (a)	2,608	44,727
HFF, Inc. Class A	2,672	92,906
Jones Lang LaSalle, Inc.	3,489	436,125
RE/MAX Holdings, Inc. Class A	1,317	73,818

		791,578

ROAD & RAIL — 1.2%
ArcBest Corp.	1,736	35,762
Avis Budget Group, Inc. (a)	6,494	177,091
Genesee & Wyoming, Inc. Class A (a)	4,714	322,390
Heartland Express, Inc.	3,162	65,833
Knight Transportation, Inc.	5,018	185,917
Landstar System, Inc.	3,150	269,640
Marten Transport, Ltd.	1,688	46,251
Old Dominion Freight Line, Inc.	5,208	496,010
Roadrunner Transportation Systems, Inc. (a)	2,221	16,147
Ryder System, Inc.	4,096	294,830
Saia, Inc. (a)	1,972	101,163
Werner Enterprises, Inc.	3,308	97,090

		2,108,124

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Energy Industries, Inc. (a)	3,051	197,369
Brooks Automation, Inc.	5,274	114,393
Cabot Microelectronics Corp.	1,932	142,640
CEVA, Inc. (a)	1,632	74,174
Cirrus Logic, Inc. (a)	4,930	309,210
Cohu, Inc.	1,931	30,394
Cree, Inc. (a)	7,321	180,463
Cypress Semiconductor Corp.	24,766	338,056
Diodes, Inc. (a)	2,837	68,173
DSP Group, Inc. (a)	1,651	19,152
First Solar, Inc. (a)	5,948	237,206
Integrated Device Technology, Inc. (a)	10,050	259,189
Kopin Corp. (a)	4,693	17,411
Kulicke & Soffa Industries, Inc. (a)	5,357	101,890
MaxLinear, Inc. (a)	3,898	108,715
Microsemi Corp. (a)	8,732	408,658
MKS Instruments, Inc.	4,123	277,478
Monolithic Power Systems, Inc.	2,907	280,235
Nanometrics, Inc. (a)	1,856	46,938
Power Integrations, Inc.	2,282	166,358
Rambus, Inc. (a)	8,379	95,772
Rudolph Technologies, Inc. (a)	2,463	56,280
Semtech Corp. (a)	4,935	176,426
Silicon Laboratories, Inc. (a)	3,218	219,950
Synaptics, Inc. (a)	2,689	139,048
Teradyne, Inc.	15,140	454,654
Veeco Instruments, Inc. (a)	3,668	102,154
Versum Materials, Inc.	8,197	266,402
Xperi Corp.	3,720	110,856

		4,999,644

SOFTWARE — 3.4%
8x8, Inc. (a)	6,926	100,773
ACI Worldwide, Inc. (a)	8,976	200,793
Agilysys, Inc. (a)	1,106	11,193
Blackbaud, Inc.	3,684	315,903
Bottomline Technologies de, Inc. (a)	2,939	75,503
Cadence Design Systems, Inc. (a)	21,151	708,347
CDK Global, Inc.	10,977	681,233
CommVault Systems, Inc. (a)	3,174	179,172
Ebix, Inc. (b)	1,707	92,007
Fair Isaac Corp.	2,329	324,686
Fortinet, Inc. (a)	11,368	425,618
Gigamon, Inc. (a)	2,339	92,040
Manhattan Associates, Inc. (a)	5,256	252,603
MicroStrategy, Inc. Class A (a)	697	133,594
Monotype Imaging Holdings, Inc.	3,208	58,706
Progress Software Corp.	3,647	112,656

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
PTC, Inc. (a)	8,797	$484,891
Qualys, Inc. (a)	2,210	90,168
Synchronoss Technologies, Inc. (a)	3,145	51,735
Take-Two Interactive Software, Inc. (a)	7,867	577,281
TiVo Corp.	9,094	169,603
Tyler Technologies, Inc. (a)	2,526	443,742
Ultimate Software Group, Inc. (a)	2,240	470,534
VASCO Data Security International, Inc. (a)	2,242	32,173

		6,084,954

SPECIALTY RETAIL — 2.5%
Aaron’s, Inc.	4,733	184,114
Abercrombie & Fitch Co. Class A	4,968	61,802
American Eagle Outfitters, Inc.	12,759	153,746
Asbury Automotive Group, Inc. (a)	1,471	83,185
Ascena Retail Group, Inc. (a)	12,354	26,561
Barnes & Noble Education, Inc. (a)	2,853	30,327
Barnes & Noble, Inc.	3,989	30,316
Big 5 Sporting Goods Corp.	1,406	18,348
Buckle, Inc. (b)	2,053	36,543
Cabela’s, Inc. (a)	3,903	231,916
Caleres, Inc.	3,193	88,702
Cato Corp. Class A	1,892	33,280
Chico’s FAS, Inc.	9,773	92,062
Children’s Place, Inc.	1,395	142,429
Dick’s Sporting Goods, Inc.	6,672	265,746
DSW, Inc. Class A	4,969	87,951
Express, Inc. (a)	5,691	38,414
Finish Line, Inc. Class A	3,056	43,304
Five Below, Inc. (a)	4,154	205,083
Francesca’s Holdings Corp. (a)	2,752	30,107
GameStop Corp. Class A	7,709	166,591
Genesco, Inc. (a)	1,572	53,291
Group 1 Automotive, Inc.	1,474	93,334
Guess?, Inc.	4,566	58,353
Haverty Furniture Cos., Inc.	1,439	36,119
Hibbett Sports, Inc. (a)	1,625	33,719
Kirkland’s, Inc. (a)	1,102	11,329
Lithia Motors, Inc. Class A	1,828	172,252
Lumber Liquidators Holdings, Inc. (a) (b)	2,172	54,430
MarineMax, Inc. (a)	1,839	35,952
Michaels Cos., Inc. (a)	7,894	146,197
Monro Muffler Brake, Inc.	2,490	103,958
Murphy USA, Inc. (a)	2,660	197,133
Office Depot, Inc.	39,325	221,793
Rent-A-Center, Inc.	3,897	45,673
RH (a) (b)	2,351	151,687
Sally Beauty Holdings, Inc. (a)	10,786	218,416
Select Comfort Corp. (a)	3,373	119,708
Shoe Carnival, Inc.	968	20,212
Sonic Automotive, Inc. Class A	2,059	40,048
Stein Mart, Inc.	2,223	3,757
Tailored Brands, Inc. (b)	3,591	40,076
Tile Shop Holdings, Inc.	2,399	49,539
Urban Outfitters, Inc. (a)	6,628	122,883
Vitamin Shoppe, Inc. (a)	1,754	20,434
Williams-Sonoma, Inc.	6,135	297,547
Zumiez, Inc. (a)	1,360	16,796

		4,415,163

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (a) (b)	8,139	152,199
Cray, Inc. (a)	2,998	55,163
Diebold Nixdorf, Inc.	5,680	159,040
Electronics For Imaging, Inc. (a)	3,549	168,152
NCR Corp. (a)	9,408	384,223
Super Micro Computer, Inc. (a)	2,820	69,513

		988,290

TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	3,721	330,983
Crocs, Inc. (a)	5,443	41,966
Deckers Outdoor Corp. (a)	2,386	162,868
Fossil Group, Inc. (a) (b)	3,065	31,723
G-III Apparel Group, Ltd. (a)	3,310	82,585
Iconix Brand Group, Inc. (a)	4,139	28,600
Kate Spade & Co. (a)	9,620	177,874
Movado Group, Inc.	1,205	30,426
Oxford Industries, Inc.	1,192	74,488
Perry Ellis International, Inc. (a)	915	17,806
Skechers U.S.A., Inc. Class A (a)	10,195	300,752
Steven Madden, Ltd. (a)	3,998	159,720
Unifi, Inc. (a)	1,120	34,496
Vera Bradley, Inc. (a)	1,537	15,032
Wolverine World Wide, Inc.	7,351	205,902

		1,695,221

THRIFTS & MORTGAGE FINANCE — 0.9%
Astoria Financial Corp.	6,902	139,075
Bank Mutual Corp.	3,092	28,292
BofI Holding, Inc. (a) (b)	4,442	105,364
Dime Community Bancshares, Inc.	2,297	45,021
HomeStreet, Inc. (a)	2,083	57,647
LendingTree, Inc. (a)	550	94,710
New York Community Bancorp, Inc.	36,848	483,814
Northfield Bancorp, Inc.	3,371	57,813
Northwest Bancshares, Inc.	7,819	122,055
Oritani Financial Corp.	2,844	48,490
Provident Financial Services, Inc.	4,616	117,154
TrustCo Bank Corp. NY	7,041	54,568
Walker & Dunlop, Inc. (a)	2,079	101,517
Washington Federal, Inc.	6,793	225,528

		1,681,048

TOBACCO — 0.1%
Universal Corp.	1,894	122,542

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	2,965	175,083
DXP Enterprises, Inc. (a)	1,159	39,986
GATX Corp.	2,960	190,239
Kaman Corp.	2,024	100,937
MSC Industrial Direct Co., Inc. Class A	3,470	298,281
NOW, Inc. (a)	8,062	129,637
Veritiv Corp. (a)	878	39,510
Watsco, Inc.	2,311	356,356

		1,330,029

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
WATER UTILITIES — 0.4%
American States Water Co.	2,743	$130,046
Aqua America, Inc.	13,433	447,319
California Water Service Group	3,633	133,694

		711,059

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	1,582	28,001
Telephone & Data Systems, Inc.	7,124	197,691

		225,692

TOTAL COMMON STOCKS (Cost $164,982,434)		179,623,263

RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Chelsea Therapeutics International, Ltd. (CVR) (a) (d)	696	—
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (a) (d)	218	—
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e)	2,607	2,894
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (b) (d)	212	—

		2,894

TOTAL RIGHTS (Cost $2,894)		2,894

SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (f) (g)	637,866	637,866
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	2,122,429	2,122,429

TOTAL SHORT-TERM INVESTMENTS (Cost $2,760,295)		2,760,295

TOTAL INVESTMENTS — 101.2% (Cost $167,745,623)		182,386,452
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(2,220,341)

NET ASSETS — 100.0%		$180,166,111

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $2,894 representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2017.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,116,234	$—	$—	$3,116,234
Air Freight & Logistics	354,907	—	—	354,907
Airlines	1,037,461	—	—	1,037,461
Auto Components	1,776,423	—	—	1,776,423
Automobiles	452,265	—	—	452,265
Banks	14,473,696	—	—	14,473,696
Beverages	182,522	—	—	182,522
Biotechnology	1,956,949	—	—	1,956,949
Building Products	2,273,523	—	—	2,273,523
Capital Markets	4,959,663	—	—	4,959,663
Chemicals	5,290,903	—	—	5,290,903
Commercial Services & Supplies	3,890,512	—	—	3,890,512

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Communications Equipment	$2,839,000	$—	$—		$2,839,000
Construction & Engineering	1,661,671	—	—		1,661,671
Construction Materials	431,390	—	—		431,390
Consumer Finance	1,008,823	—	—		1,008,823
Containers & Packaging	2,541,018	—	—		2,541,018
Distributors	490,810	—	—		490,810
Diversified Consumer Services	1,291,552	—	—		1,291,552
Diversified Telecommunication Services	601,264	—	—		601,264
Electric Utilities	2,835,189	—	—		2,835,189
Electrical Equipment	1,240,491	—	—		1,240,491
Electronic Equipment, Instruments & Components	8,321,318	—	—		8,321,318
Energy Equipment & Services	2,173,632	—	—		2,173,632
Equity Real Estate Investment Trusts (REITs)	1,028,271	—	—		1,028,271
Food & Staples Retailing	894,961	—	—		894,961
Food Products	3,892,895	—	—		3,892,895
Gas Utilities	3,365,843	—	—		3,365,843
Health Care Equipment & Supplies	6,812,648	—	—		6,812,648
Health Care Providers & Services	4,766,101	—	—		4,766,101
Health Care Technology	882,860	—	—		882,860
Hotels, Restaurants & Leisure	5,344,331	—	—		5,344,331
Household Durables	3,380,452	—	—		3,380,452
Household Products	440,475	—	—		440,475
Industrial Conglomerates	555,207	—	—		555,207
Insurance	7,107,163	—	—		7,107,163
Internet & Catalog Retail	402,402	—	—		402,402
Internet Software & Services	1,631,377	—	—		1,631,377
IT Services	5,311,149	—	—		5,311,149
Leisure Equipment & Products	1,148,070	—	—		1,148,070
Life Sciences Tools & Services	1,885,138	—	—		1,885,138
Machinery	9,245,269	—	—		9,245,269
Marine	375,467	—	—		375,467
Media	2,341,864	—	—		2,341,864
Metals & Mining	3,053,130	—	—		3,053,130
Multi-Utilities	1,461,448	—	—		1,461,448
Multiline Retail	551,012	—	—		551,012
Oil, Gas & Consumable Fuels	3,051,142	—	—		3,051,142
Paper & Forest Products	1,044,493	—	—		1,044,493
Personal Products	777,486	—	—		777,486
Pharmaceuticals	2,026,171	—	—		2,026,171
Professional Services	2,024,126	—	—		2,024,126
Real Estate Investment Trusts (REITs)	14,467,752	—	—		14,467,752
Real Estate Management & Development	791,578	—	—		791,578
Road & Rail	2,108,124	—	—		2,108,124
Semiconductors & Semiconductor Equipment	4,999,644	—	—		4,999,644
Software	6,084,954	—	—		6,084,954
Specialty Retail	4,415,163	—	—		4,415,163
Technology Hardware, Storage & Peripherals	988,290	—	—		988,290
Textiles, Apparel & Luxury Goods	1,695,221	—	—		1,695,221
Thrifts & Mortgage Finance	1,681,048	—	—		1,681,048
Tobacco	122,542	—	—		122,542
Trading Companies & Distributors	1,330,029	—	—		1,330,029
Water Utilities	711,059	—	—		711,059
Wireless Telecommunication Services	225,692	—	—		225,692
Rights
Biotechnology	—	2,894	0	(a)	2,894
Short-Term Investments	2,760,295	—	—		2,760,295

TOTAL INVESTMENTS	$182,383,558	$2,894	$0		$182,386,452

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

See accompanying notes to financial statements.

SPDR S&P 1000 ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	246,286	$246,286	2,021,966	2,268,252	—	$—	$376	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,399,419	1,761,553	637,866	637,866	549	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,231,567	8,231,567	—	—	1,132	—
State Street Navigator Securities Lending Government Money Market Portfolio*	11,054,104	11,054,104	30,247,000	39,178,675	2,122,429	2,122,429	42,307	—

TOTAL		$11,300,390				$2,760,295	$44,364	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Curtiss-Wright Corp.	29,019	$2,663,364
Huntington Ingalls Industries, Inc.	30,119	5,606,953
Teledyne Technologies, Inc. (a)	15,952	2,036,273

		10,306,590

AUTO COMPONENTS — 0.6%
Gentex Corp.	187,633	3,559,398

AUTOMOBILES — 0.6%
Thor Industries, Inc.	31,483	3,290,603

BANKS — 7.3%
Bank of Hawaii Corp.	19,564	1,623,225
Bank of the Ozarks, Inc.	79,864	3,743,226
Canadian Imperial Bank of Commerce	—	34
Chemical Financial Corp.	29,161	1,411,684
Commerce Bancshares, Inc.	57,765	3,282,785
Cullen/Frost Bankers, Inc.	18,973	1,781,754
East West BanCorp, Inc.	61,098	3,579,121
First Horizon National Corp.	152,594	2,658,187
Fulton Financial Corp.	58,648	1,114,312
Home BancShares, Inc.	84,000	2,091,600
International Bancshares Corp.	18,614	652,421
MB Financial, Inc.	27,238	1,199,561
Pinnacle Financial Partners, Inc.	47,800	3,001,840
Signature Bank (a)	23,490	3,371,520
SVB Financial Group (a)	21,052	3,700,731
Synovus Financial Corp.	40,936	1,811,009
Texas Capital Bancshares, Inc. (a)	21,265	1,645,911
Trustmark Corp.	20,009	643,489
UMB Financial Corp.	19,453	1,456,251
United Bankshares, Inc.	29,968	1,174,746
Webster Financial Corp.	38,644	2,017,990

		41,961,397

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	3,288	434,509

BIOTECHNOLOGY — 1.2%
Bioverativ, Inc. (a)	71,061	4,275,740
United Therapeutics Corp. (a)	20,538	2,664,395

		6,940,135

BUILDING PRODUCTS — 1.8%
AO Smith Corp.	96,308	5,425,029
Lennox International, Inc.	25,217	4,630,850

		10,055,879

CAPITAL MARKETS — 3.5%
Eaton Vance Corp.	46,694	2,209,560
FactSet Research Systems, Inc.	18,781	3,121,027
Federated Investors, Inc. Class B	29,076	821,397
MarketAxess Holdings, Inc.	24,530	4,932,983
MSCI, Inc.	59,562	6,134,290
SEI Investments Co.	53,356	2,869,486

		20,088,743

CHEMICALS — 2.5%
Chemours Co.	64,967	2,463,549
Minerals Technologies, Inc.	22,989	1,682,795
NewMarket Corp.	3,312	1,525,110
RPM International, Inc.	54,062	2,949,082
Scotts Miracle-Gro Co.	28,849	2,580,831
Sensient Technologies Corp.	18,036	1,452,439
Valvoline, Inc.	69,233	1,642,207

		14,296,013

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Copart, Inc. (a)	134,790	4,284,974
Deluxe Corp.	20,867	1,444,414
HNI Corp.	16,612	662,320
MSA Safety, Inc.	20,449	1,659,845
Rollins, Inc.	62,553	2,546,533

		10,598,086

COMMUNICATIONS EQUIPMENT — 1.3%
ARRIS International PLC (a)	50,734	1,421,567
Brocade Communications Systems, Inc.	173,819	2,191,858
InterDigital, Inc.	23,100	1,785,630
Plantronics, Inc.	15,581	815,042
ViaSat, Inc. (a)	22,437	1,485,329

		7,699,426

CONSTRUCTION & ENGINEERING — 0.8%
Dycom Industries, Inc. (a)	10,344	925,995
EMCOR Group, Inc.	18,717	1,223,717
Granite Construction, Inc.	26,099	1,259,016
Valmont Industries, Inc.	7,844	1,173,462

		4,582,190

CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	31,729	2,932,394

CONSUMER FINANCE — 0.6%
SLM Corp. (a)	281,470	3,236,905

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	18,688	1,623,239
Packaging Corp. of America	61,625	6,864,409
Sonoco Products Co.	33,909	1,743,601

		10,231,249

DISTRIBUTORS — 0.6%
Pool Corp.	27,011	3,175,683

DIVERSIFIED CONSUMER SERVICES — 0.7%
Service Corp. International	76,007	2,542,434
Sotheby’s (a)	30,027	1,611,549

		4,153,983

ELECTRIC UTILITIES — 0.5%
Westar Energy, Inc.	55,783	2,957,615

ELECTRICAL EQUIPMENT — 0.8%
EnerSys	28,919	2,095,182
Hubbell, Inc.	20,949	2,370,798

		4,465,980

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.7%
Belden, Inc.	13,622	1,027,507
Cognex Corp.	57,002	4,839,470
Coherent, Inc. (a)	16,098	3,621,889
IPG Photonics Corp. (a)	24,768	3,593,837
Keysight Technologies, Inc. (a)	68,654	2,672,700
Littelfuse, Inc.	15,069	2,486,385

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
National Instruments Corp.	34,861	$1,402,109
Trimble, Inc. (a)	108,028	3,853,359
Zebra Technologies Corp. Class A (a)	34,503	3,468,242

		26,965,498

ENERGY EQUIPMENT & SERVICES — 0.3%
Patterson-UTI Energy, Inc.	50,461	1,018,808
Superior Energy Services, Inc. (a)	40,221	419,505

		1,438,313

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
Uniti Group, Inc. REIT	103,016	2,589,822

FOOD & STAPLES RETAILING — 0.2%
Sprouts Farmers Market, Inc. (a)	41,549	941,916

FOOD PRODUCTS — 1.8%
Ingredion, Inc.	22,088	2,633,110
Lamb Weston Holdings, Inc.	56,141	2,472,450
Lancaster Colony Corp.	12,806	1,570,272
Post Holdings, Inc. (a)	43,326	3,364,264
Tootsie Roll Industries, Inc. (b)	7,416	258,447

		10,298,543

GAS UTILITIES — 0.9%
National Fuel Gas Co.	30,807	1,720,263
Southwest Gas Holdings, Inc.	31,369	2,291,819
WGL Holdings, Inc.	16,196	1,351,232

		5,363,314

HEALTH CARE EQUIPMENT & SUPPLIES — 4.3%
ABIOMED, Inc. (a)	26,612	3,813,500
Globus Medical, Inc. Class A (a)	21,736	720,548
Hill-Rom Holdings, Inc.	24,169	1,924,094
Masimo Corp. (a)	29,733	2,711,055
NuVasive, Inc. (a)	33,084	2,544,821
ResMed, Inc.	61,510	4,789,784
Teleflex, Inc.	17,250	3,583,860
West Pharmaceutical Services, Inc.	48,101	4,546,506

		24,634,168

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a) (b)	9,623	475,184
HealthSouth Corp.	58,422	2,827,625
MEDNAX, Inc. (a)	38,156	2,303,478
VCA, Inc. (a)	53,102	4,901,845
WellCare Health Plans, Inc. (a)	29,239	5,250,155

		15,758,287

HEALTH CARE TECHNOLOGY — 0.5%
Medidata Solutions, Inc. (a)	36,300	2,838,660

HOTELS, RESTAURANTS & LEISURE — 5.1%
Brinker International, Inc.	31,824	1,212,494
Buffalo Wild Wings, Inc. (a)	10,521	1,333,011
Cheesecake Factory, Inc.	29,084	1,462,925
Churchill Downs, Inc.	8,051	1,475,748
Cracker Barrel Old Country Store, Inc. (b)	11,308	1,891,263
Domino’s Pizza, Inc.	31,622	6,689,002
Dunkin’ Brands Group, Inc.	60,589	3,339,666
Jack in the Box, Inc.	19,183	1,889,526
Panera Bread Co. Class A (a)	14,057	4,422,894
Papa John’s International, Inc.	17,255	1,238,219
Texas Roadhouse, Inc.	42,198	2,149,988
Wendy’s Co.	124,778	1,935,307

		29,040,043

HOUSEHOLD DURABLES — 1.3%
NVR, Inc. (a)	2,282	5,501,012
Tempur Sealy International, Inc. (a) (b)	18,047	963,529
Tupperware Brands Corp.	13,776	967,489

		7,432,030

HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	24,997	1,200,356

INDUSTRIAL CONGLOMERATES — 0.7%
Carlisle Cos., Inc.	42,179	4,023,877

INSURANCE — 1.3%
Brown & Brown, Inc.	75,160	3,237,141
Primerica, Inc.	29,791	2,256,668
RenaissanceRe Holdings, Ltd.	12,386	1,722,274

		7,216,083

INTERNET SOFTWARE & SERVICES — 1.3%
j2 Global, Inc.	31,498	2,680,165
LogMeIn, Inc.	34,413	3,596,159
WebMD Health Corp. (a)	24,865	1,458,332

		7,734,656

IT SERVICES — 4.1%
Acxiom Corp. (a)	22,850	593,643
Broadridge Financial Solutions, Inc.	76,925	5,812,453
Convergys Corp.	26,440	628,743
CoreLogic, Inc. (a)	55,165	2,393,058
Jack Henry & Associates, Inc.	50,785	5,275,038
MAXIMUS, Inc.	42,286	2,648,372
Sabre Corp.	64,002	1,393,324
Science Applications International Corp.	29,064	2,017,623
WEX, Inc. (a)	25,231	2,630,836

		23,393,090

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Polaris Industries, Inc. (b)	18,292	1,687,071

LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	6,649	1,504,735
Bio-Techne Corp.	24,388	2,865,590
Charles River Laboratories International, Inc. (a)	19,528	1,975,257
INC Research Holdings, Inc. Class A (a)	35,234	2,061,189
PAREXEL International Corp. (a)	16,289	1,415,677

		9,822,448

MACHINERY — 6.3%
Crane Co.	32,999	2,619,460
Donaldson Co., Inc.	60,346	2,748,157
Graco, Inc.	36,603	3,999,976
IDEX Corp.	49,897	5,638,860
Kennametal, Inc.	23,837	891,980
Lincoln Electric Holdings, Inc.	40,619	3,740,604
Nordson Corp.	35,375	4,291,695
Oshkosh Corp.	25,492	1,755,889
Toro Co.	70,689	4,898,041
Wabtec Corp.	36,662	3,354,573

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Woodward, Inc.	35,989	$2,432,137

		36,371,372

MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	23,738	1,267,847
Cable One, Inc.	3,076	2,186,728
Cinemark Holdings, Inc.	39,587	1,537,955
John Wiley & Sons, Inc. Class A	13,575	716,081
Live Nation Entertainment, Inc. (a)	46,323	1,614,357
Meredith Corp.	13,112	779,508

		8,102,476

METALS & MINING — 1.8%
Compass Minerals International, Inc.	9,743	636,218
Royal Gold, Inc.	42,636	3,332,856
Steel Dynamics, Inc.	106,156	3,801,446
United States Steel Corp.	57,148	1,265,257
Worthington Industries, Inc.	28,976	1,455,175

		10,490,952

MULTI-UTILITIES — 0.8%
Black Hills Corp.	20,903	1,410,326
MDU Resources Group, Inc.	127,607	3,343,303

		4,753,629

OIL, GAS & CONSUMABLE FUELS — 1.1%
Energen Corp. (a)	26,519	1,309,243
Gulfport Energy Corp. (a)	60,473	891,977
Matador Resources Co. (a)	28,300	604,771
QEP Resources, Inc. (a)	58,408	589,921
SM Energy Co.	30,557	505,107
Southwestern Energy Co. (a)	183,260	1,114,221
WPX Energy, Inc. (a)	137,831	1,331,447

		6,346,687

PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. Class A	22,472	1,412,140

PHARMACEUTICALS — 0.7%
Akorn, Inc. (a)	57,176	1,917,683
Catalent, Inc. (a)	35,140	1,233,414
Prestige Brands Holdings, Inc. (a)	19,454	1,027,366

		4,178,463

PROFESSIONAL SERVICES — 0.5%
Dun & Bradstreet Corp.	24,098	2,606,199

REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.8%
American Campus Communities, Inc. REIT	51,600	2,440,680
Camden Property Trust REIT	30,338	2,594,202
Corporate Office Properties Trust REIT	45,754	1,602,763
CyrusOne, Inc. REIT	26,477	1,476,093
DCT Industrial Trust, Inc. REIT	59,998	3,206,293
Douglas Emmett, Inc. REIT	96,539	3,688,755
Duke Realty Corp. REIT	233,745	6,533,173
Education Realty Trust, Inc. REIT	48,016	1,860,620
EPR Properties REIT	25,789	1,853,455
First Industrial Realty Trust, Inc. REIT	76,880	2,200,306
GEO Group, Inc. REIT	43,263	1,279,287
Healthcare Realty Trust, Inc. REIT	54,303	1,854,448
Highwoods Properties, Inc. REIT	38,624	1,958,623
Kilroy Realty Corp. REIT	64,655	4,858,823
Lamar Advertising Co. Class A, REIT	54,860	4,036,050
Liberty Property Trust REIT	96,829	3,941,909
Mack-Cali Realty Corp. REIT	35,396	960,647
National Retail Properties, Inc. REIT	56,418	2,205,944
Potlatch Corp. REIT	17,190	785,583
Rayonier, Inc. REIT	38,903	1,119,239
Tanger Factory Outlet Centers, Inc. REIT	43,206	1,122,492
Taubman Centers, Inc. REIT	21,696	1,291,997
Urban Edge Properties REIT	41,965	995,829
Weingarten Realty Investors REIT	77,108	2,320,951

		56,188,162

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	16,262	672,922

ROAD & RAIL — 1.7%
Avis Budget Group, Inc. (a)	54,803	1,494,478
Genesee & Wyoming, Inc. Class A (a)	18,988	1,298,589
Landstar System, Inc.	27,724	2,373,175
Old Dominion Freight Line, Inc.	45,539	4,337,134

		9,503,376

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Cirrus Logic, Inc. (a)	42,081	2,639,320
Cypress Semiconductor Corp.	89,661	1,223,873
Integrated Device Technology, Inc. (a)	87,510	2,256,883
Microsemi Corp. (a)	75,395	3,528,486
Monolithic Power Systems, Inc.	24,761	2,386,960
Silicon Laboratories, Inc. (a)	28,224	1,929,110
Teradyne, Inc.	74,376	2,233,511
Versum Materials, Inc.	45,103	1,465,848

		17,663,991

SOFTWARE — 6.9%
ACI Worldwide, Inc. (a)	35,362	791,048
Blackbaud, Inc.	31,500	2,701,125
Cadence Design Systems, Inc. (a)	132,304	4,430,861
CDK Global, Inc.	95,488	5,925,985
CommVault Systems, Inc. (a)	27,310	1,541,650
Fair Isaac Corp.	20,175	2,812,597
Fortinet, Inc. (a)	98,245	3,678,293
Manhattan Associates, Inc. (a)	31,041	1,491,830
PTC, Inc. (a)	53,436	2,945,392
Take-Two Interactive Software, Inc. (a)	67,842	4,978,246
Tyler Technologies, Inc. (a)	22,072	3,877,388
Ultimate Software Group, Inc. (a)	19,536	4,103,732

		39,278,147

SPECIALTY RETAIL — 1.1%
Cabela’s, Inc. (a)	18,669	1,109,312
Chico’s FAS, Inc.	40,996	386,182
Dick’s Sporting Goods, Inc.	57,269	2,281,024
Michaels Cos., Inc. (a)	34,668	642,052
Sally Beauty Holdings, Inc. (a)	50,782	1,028,336
Urban Outfitters, Inc. (a)	58,206	1,079,139

		6,526,045

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
3D Systems Corp. (a) (b)	49,530	926,211

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
NCR Corp. (a)	80,034	$3,268,589

		4,194,800

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter’s, Inc.	31,766	2,825,586
Deckers Outdoor Corp. (a)	10,729	732,362
Kate Spade & Co. (a)	84,248	1,557,745
Skechers U.S.A., Inc. Class A (a)	87,655	2,585,822

		7,701,515

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	58,555	1,944,026

TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp. (b)	11,040	709,541
MSC Industrial Direct Co., Inc. Class A	29,433	2,530,060
Watsco, Inc.	11,895	1,834,209

		5,073,810

WATER UTILITIES — 0.4%
Aqua America, Inc.	60,216	2,005,193

TOTAL COMMON STOCKS (Cost $504,012,448)		572,358,858

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	254,947	254,947
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	5,370,521	5,370,521

TOTAL SHORT-TERM INVESTMENTS (Cost $5,625,468)		5,625,468

TOTAL INVESTMENTS — 100.8% (Cost $509,637,916)		577,984,326
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(4,697,330)

NET ASSETS — 100.0%		$573,286,996

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$10,306,590	$—	$—	$10,306,590
Auto Components	3,559,398	—	—	3,559,398
Automobiles	3,290,603	—	—	3,290,603
Banks	41,961,397	—	—	41,961,397
Beverages	434,509	—	—	434,509
Biotechnology	6,940,135	—	—	6,940,135
Building Products	10,055,879	—	—	10,055,879
Capital Markets	20,088,743	—	—	20,088,743
Chemicals	14,296,013	—	—	14,296,013
Commercial Services & Supplies	10,598,086	—	—	10,598,086
Communications Equipment	7,699,426	—	—	7,699,426
Construction & Engineering	4,582,190	—	—	4,582,190
Construction Materials	2,932,394	—	—	2,932,394
Consumer Finance	3,236,905	—	—	3,236,905
Containers & Packaging	10,231,249	—	—	10,231,249
Distributors	3,175,683	—	—	3,175,683
Diversified Consumer Services	4,153,983	—	—	4,153,983
Electric Utilities	2,957,615	—	—	2,957,615
Electrical Equipment	4,465,980	—	—	4,465,980
Electronic Equipment, Instruments & Components	26,965,498	—	—	26,965,498
Energy Equipment & Services	1,438,313	—	—	1,438,313
Equity Real Estate Investment Trusts (REITs)	2,589,822	—	—	2,589,822
Food & Staples Retailing	941,916	—	—	941,916

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food Products	$10,298,543	$—	$—	$10,298,543
Gas Utilities	5,363,314	—	—	5,363,314
Health Care Equipment & Supplies	24,634,168	—	—	24,634,168
Health Care Providers & Services	15,758,287	—	—	15,758,287
Health Care Technology	2,838,660	—	—	2,838,660
Hotels, Restaurants & Leisure	29,040,043	—	—	29,040,043
Household Durables	7,432,030	—	—	7,432,030
Household Products	1,200,356	—	—	1,200,356
Industrial Conglomerates	4,023,877	—	—	4,023,877
Insurance	7,216,083	—	—	7,216,083
Internet Software & Services	7,734,656	—	—	7,734,656
IT Services	23,393,090	—	—	23,393,090
Leisure Equipment & Products	1,687,071	—	—	1,687,071
Life Sciences Tools & Services	9,822,448	—	—	9,822,448
Machinery	36,371,372	—	—	36,371,372
Media	8,102,476	—	—	8,102,476
Metals & Mining	10,490,952	—	—	10,490,952
Multi-Utilities	4,753,629	—	—	4,753,629
Oil, Gas & Consumable Fuels	6,346,687	—	—	6,346,687
Personal Products	1,412,140	—	—	1,412,140
Pharmaceuticals	4,178,463	—	—	4,178,463
Professional Services	2,606,199	—	—	2,606,199
Real Estate Investment Trusts (REITs)	56,188,162	—	—	56,188,162
Real Estate Management & Development	672,922	—	—	672,922
Road & Rail	9,503,376	—	—	9,503,376
Semiconductors & Semiconductor Equipment	17,663,991	—	—	17,663,991
Software	39,278,147	—	—	39,278,147
Specialty Retail	6,526,045	—	—	6,526,045
Technology Hardware, Storage & Peripherals	4,194,800	—	—	4,194,800
Textiles, Apparel & Luxury Goods	7,701,515	—	—	7,701,515
Thrifts & Mortgage Finance	1,944,026	—	—	1,944,026
Trading Companies & Distributors	5,073,810	—	—	5,073,810
Water Utilities	2,005,193	—	—	2,005,193
Short-Term Investments	5,625,468	—	—	5,625,468

TOTAL INVESTMENTS	$577,984,326	$—	$—	$577,984,326

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	291,440	$291,440	6,793,430	7,084,870	—	$—	$638	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,869,630	5,614,683	254,947	254,947	1,202	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	27,645,073	27,645,073	—	—	2,778	—
State Street Navigator Securities Lending Government Money Market Portfolio*	31,109,942	31,109,942	70,558,725	96,298,146	5,370,521	5,370,521	69,150	—

TOTAL		$31,401,382				$5,625,468	$73,768	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Esterline Technologies Corp. (a)	13,163	$1,247,852
KLX, Inc. (a)	23,215	1,160,750
Orbital ATK, Inc.	25,583	2,516,344
Teledyne Technologies, Inc. (a)	4,964	633,655

		5,558,601

AIRLINES — 1.0%
JetBlue Airways Corp. (a)	148,269	3,384,981

AUTO COMPONENTS — 0.7%
Cooper Tire & Rubber Co.	23,511	848,747
Dana, Inc.	64,134	1,432,112

		2,280,859

BANKS — 9.0%
Associated Banc-Corp.	67,568	1,702,714
BancorpSouth, Inc.	37,502	1,143,811
Bank of Hawaii Corp.	5,678	471,104
Canadian Imperial Bank of Commerce	1	71
Cathay General BanCorp	33,357	1,265,898
Chemical Financial Corp.	11,798	571,141
Cullen/Frost Bankers, Inc.	12,343	1,159,131
East West BanCorp, Inc.	23,101	1,353,256
FNB Corp.	143,009	2,025,007
Fulton Financial Corp.	38,782	736,858
Hancock Holding Co.	37,485	1,836,765
International Bancshares Corp.	12,874	451,234
MB Financial, Inc.	13,496	594,364
PacWest BanCorp	53,214	2,485,094
Prosperity Bancshares, Inc.	30,812	1,979,363
Signature Bank (a)	7,881	1,131,160
SVB Financial Group (a)	9,080	1,596,173
Synovus Financial Corp.	26,414	1,168,555
TCF Financial Corp.	76,182	1,214,341
Texas Capital Bancshares, Inc. (a)	7,434	575,392
Trustmark Corp.	16,129	518,709
UMB Financial Corp.	6,187	463,159
Umpqua Holdings Corp.	97,635	1,792,579
United Bankshares, Inc.	26,096	1,022,963
Valley National Bancorp	117,111	1,383,081
Webster Financial Corp.	14,777	771,655
Wintrust Financial Corp.	24,744	1,891,431

		31,305,009

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	1,894	250,292

BIOTECHNOLOGY — 0.2%
United Therapeutics Corp. (a)	6,020	780,975

CAPITAL MARKETS — 2.6%
Eaton Vance Corp.	19,342	915,263
FactSet Research Systems, Inc.	4,884	811,623
Federated Investors, Inc. Class B	21,042	594,437
Janus Henderson Group PLC (a)	80,033	2,649,893
Legg Mason, Inc.	38,068	1,452,675
SEI Investments Co.	23,115	1,243,125
Stifel Financial Corp. (a)	30,428	1,399,079

		9,066,095

CHEMICALS — 3.5%
Ashland Global Holdings, Inc.	27,617	1,820,236
Cabot Corp.	27,727	1,481,454
Chemours Co.	37,654	1,427,840
NewMarket Corp.	1,896	873,070
Olin Corp.	73,656	2,230,304
PolyOne Corp.	36,329	1,407,385
RPM International, Inc.	22,506	1,227,702
Sensient Technologies Corp.	7,436	598,821
Valvoline, Inc.	43,494	1,031,678

		12,098,490

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Clean Harbors, Inc. (a)	23,074	1,288,221
Deluxe Corp.	7,365	509,805
Herman Miller, Inc.	26,382	802,013
HNI Corp.	8,283	330,243
Pitney Bowes, Inc.	82,907	1,251,896

		4,182,178

COMMUNICATIONS EQUIPMENT — 1.7%
ARRIS International PLC (a)	49,272	1,380,601
Brocade Communications Systems, Inc.	64,051	807,683
Ciena Corp. (a)	62,841	1,572,282
NetScout Systems, Inc. (a)	40,669	1,399,014
Plantronics, Inc.	4,503	235,552
ViaSat, Inc. (a)	8,237	545,289

		5,940,421

CONSTRUCTION & ENGINEERING — 1.6%
AECOM (a)	69,132	2,235,038
Dycom Industries, Inc. (a)	6,823	610,795
EMCOR Group, Inc.	13,590	888,514
KBR, Inc.	63,508	966,592
Valmont Industries, Inc.	4,757	711,647

		5,412,586

CONTAINERS & PACKAGING — 2.2%
AptarGroup, Inc.	15,003	1,303,161
Bemis Co., Inc.	40,796	1,886,815
Greif, Inc. Class A	11,406	636,227
Owens-Illinois, Inc. (a)	72,172	1,726,354
Silgan Holdings, Inc.	33,332	1,059,291
Sonoco Products Co.	21,241	1,092,212

		7,704,060

DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc.	25,324	961,046
Graham Holdings Co. Class B	2,049	1,228,683
Service Corp. International	31,703	1,060,465

		3,250,194

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Frontier Communications Corp. (b)	520,589	603,883

ELECTRIC UTILITIES — 3.5%
Great Plains Energy, Inc.	95,676	2,801,393
Hawaiian Electric Industries, Inc.	48,257	1,562,562
IDACORP, Inc.	22,348	1,907,402
OGE Energy Corp.	88,620	3,083,090
PNM Resources, Inc.	35,157	1,344,755
Westar Energy, Inc.	25,235	1,337,960

		12,037,162

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.8%
Hubbell, Inc.	8,578	$970,772
Regal Beloit Corp.	19,804	1,615,016

		2,585,788

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Arrow Electronics, Inc. (a)	39,412	3,090,689
Avnet, Inc.	56,157	2,183,384
Belden, Inc.	9,469	714,247
Jabil, Inc.	80,915	2,361,909
Keysight Technologies, Inc. (a)	35,224	1,371,270
Knowles Corp. (a)	39,227	663,721
National Instruments Corp.	24,164	971,876
SYNNEX Corp.	12,888	1,546,045
Tech Data Corp. (a)	15,413	1,556,713
Trimble, Inc. (a)	39,291	1,401,510
VeriFone Systems, Inc. (a)	49,744	900,366
Vishay Intertechnology, Inc.	59,517	987,982

		17,749,712

ENERGY EQUIPMENT & SERVICES — 1.8%
Diamond Offshore Drilling, Inc. (a) (b)	28,531	308,991
Dril-Quip, Inc. (a)	16,839	821,743
Ensco PLC Class A	133,419	688,442
Nabors Industries, Ltd.	127,164	1,035,115
Oceaneering International, Inc.	43,704	998,199
Oil States International, Inc. (a)	22,660	615,219
Patterson-UTI Energy, Inc.	39,250	792,457
Rowan Cos. PLC Class A (a)	55,178	565,023
Superior Energy Services, Inc. (a)	40,057	417,795

		6,242,984

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
CoreCivic, Inc. REIT	52,381	1,444,668
Cousins Properties, Inc. REIT	185,947	1,634,474
Quality Care Properties, Inc. REIT (a)	41,175	753,914

		3,833,056

FOOD & STAPLES RETAILING — 1.0%
Casey’s General Stores, Inc.	17,391	1,862,750
Sprouts Farmers Market, Inc. (a)	29,546	669,808
United Natural Foods, Inc. (a)	22,274	817,456

		3,350,014

FOOD PRODUCTS — 3.0%
Dean Foods Co.	40,346	685,882
Flowers Foods, Inc.	81,743	1,414,971
Hain Celestial Group, Inc. (a)	45,891	1,781,488
Ingredion, Inc.	16,889	2,013,338
Lamb Weston Holdings, Inc.	23,221	1,022,653
Snyder’s-Lance, Inc.	38,219	1,323,142
Tootsie Roll Industries, Inc. (b)	2,592	90,331
TreeHouse Foods, Inc. (a)	25,201	2,058,670

		10,390,475

GAS UTILITIES — 3.7%
Atmos Energy Corp.	46,729	3,876,171
National Fuel Gas Co.	17,115	955,702
New Jersey Resources Corp.	38,365	1,523,090
ONE Gas, Inc.	23,290	1,625,875
UGI Corp.	76,877	3,721,616
WGL Holdings, Inc.	11,722	977,966

		12,680,420

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Globus Medical, Inc. Class A (a)	16,894	560,036
Halyard Health, Inc. (a)	20,832	818,281
Hill-Rom Holdings, Inc.	9,990	795,304
LivaNova PLC (a)	19,200	1,175,232
ResMed, Inc.	21,403	1,666,652
STERIS PLC	37,732	3,075,158
Teleflex, Inc.	8,375	1,739,990

		9,830,653

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Acadia Healthcare Co., Inc. (a) (b)	27,159	1,341,111
LifePoint Health, Inc. (a)	17,895	1,201,649
MEDNAX, Inc. (a)	15,639	944,127
Molina Healthcare, Inc. (a)	18,968	1,312,206
Owens & Minor, Inc.	27,267	877,725
Tenet Healthcare Corp. (a)	35,255	681,832

		6,358,650

HEALTH CARE TECHNOLOGY — 0.3%
Allscripts Healthcare Solutions, Inc. (a)	80,811	1,031,148

HOTELS, RESTAURANTS & LEISURE — 0.3%
Cracker Barrel Old Country Store, Inc. (b)	2,980	498,405
International Speedway Corp. Class A	11,097	416,692

		915,097

HOUSEHOLD DURABLES — 2.3%
CalAtlantic Group, Inc.	34,227	1,209,924
Helen of Troy, Ltd. (a)	11,992	1,128,447
KB Home	36,835	882,935
Tempur Sealy International, Inc. (a)	8,558	456,912
Toll Brothers, Inc.	65,634	2,593,199
TRI Pointe Group, Inc. (a)	70,587	931,043
Tupperware Brands Corp.	13,086	919,030

		8,121,490

HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	10,307	494,942

INSURANCE — 7.7%
Alleghany Corp. (a)	6,852	4,075,570
American Financial Group, Inc.	32,716	3,250,989
Aspen Insurance Holdings, Ltd.	26,602	1,326,110
CNO Financial Group, Inc.	76,309	1,593,332
First American Financial Corp.	48,905	2,185,565
Genworth Financial, Inc. Class A (a)	222,608	839,232
Hanover Insurance Group, Inc.	18,917	1,676,614
Kemper Corp.	21,447	827,854
Mercury General Corp.	16,043	866,322
Old Republic International Corp.	108,817	2,125,196
Reinsurance Group of America, Inc.	28,570	3,668,102
RenaissanceRe Holdings, Ltd.	9,729	1,352,817
WR Berkley Corp.	43,014	2,975,278

		26,762,981

INTERNET & CATALOG RETAIL — 0.1%
HSN, Inc.	14,180	452,342

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.2%
Cars.com, Inc. (a)	31,800	$846,834

IT SERVICES — 2.8%
Acxiom Corp. (a)	19,191	498,582
Convergys Corp.	24,039	571,648
DST Systems, Inc.	27,690	1,708,473
Leidos Holdings, Inc.	63,641	3,289,603
NeuStar, Inc. Class A (a)	24,900	830,415
Sabre Corp.	47,603	1,036,317
Teradata Corp. (a)	58,000	1,710,420

		9,645,458

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Brunswick Corp.	39,672	2,488,624
Polaris Industries, Inc. (b)	13,490	1,244,183

		3,732,807

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	4,710	1,065,920
Charles River Laboratories International, Inc. (a)	8,051	814,359
PAREXEL International Corp. (a)	11,472	997,031

		2,877,310

MACHINERY — 3.6%
AGCO Corp.	29,573	1,992,924
Donaldson Co., Inc.	17,446	794,491
ITT, Inc.	39,282	1,578,351
Kennametal, Inc.	19,460	728,193
Oshkosh Corp.	15,939	1,097,878
Terex Corp.	43,273	1,622,738
Timken Co.	31,141	1,440,271
Trinity Industries, Inc.	67,565	1,893,847
Wabtec Corp.	13,358	1,222,257

		12,370,950

MARINE — 0.5%
Kirby Corp. (a)	23,948	1,600,924

MEDIA — 1.6%
AMC Networks, Inc. Class A (a)	8,663	462,691
Cinemark Holdings, Inc.	20,027	778,049
John Wiley & Sons, Inc. Class A	10,523	555,088
Live Nation Entertainment, Inc. (a)	28,506	993,434
Meredith Corp.	7,275	432,499
New York Times Co. Class A	54,177	958,933
TEGNA, Inc.	94,900	1,367,509

		5,548,203

METALS & MINING — 2.2%
Allegheny Technologies, Inc.	47,975	816,055
Carpenter Technology Corp.	20,846	780,266
Commercial Metals Co.	51,396	998,624
Compass Minerals International, Inc.	8,273	540,227
Reliance Steel & Aluminum Co.	32,336	2,354,384
Steel Dynamics, Inc.	35,472	1,270,252
United States Steel Corp.	38,769	858,346

		7,618,154

MULTI-UTILITIES — 1.2%
Black Hills Corp.	9,404	634,488
NorthWestern Corp.	21,368	1,303,875
Vectren Corp.	36,810	2,151,177

		4,089,540

MULTILINE RETAIL — 0.5%
Big Lots, Inc.	19,888	960,590
Dillard’s, Inc. Class A (b)	10,379	598,765

		1,559,355

OIL, GAS & CONSUMABLE FUELS — 2.9%
CONSOL Energy, Inc. (a)	78,589	1,174,120
Energen Corp. (a)	25,027	1,235,583
Gulfport Energy Corp. (a)	28,551	421,127
HollyFrontier Corp.	78,683	2,161,422
Matador Resources Co. (a)	21,900	468,003
PBF Energy, Inc. Class A	48,838	1,087,134
QEP Resources, Inc. (a)	65,325	659,782
SM Energy Co.	22,205	367,049
Southwestern Energy Co. (a)	98,835	600,917
World Fuel Services Corp.	30,739	1,181,914
WPX Energy, Inc. (a)	82,957	801,365

		10,158,416

PAPER & FOREST PRODUCTS — 0.8%
Domtar Corp.	27,736	1,065,617
Louisiana-Pacific Corp. (a)	64,276	1,549,695

		2,615,312

PERSONAL PRODUCTS — 0.9%
Avon Products, Inc. (a)	195,255	741,969
Edgewell Personal Care Co. (a)	25,453	1,934,937
Nu Skin Enterprises, Inc. Class A	6,745	423,856

		3,100,762

PHARMACEUTICALS — 0.8%
Catalent, Inc. (a)	32,211	1,130,606
Endo International PLC (a)	88,424	987,696
Prestige Brands Holdings, Inc. (a)	10,090	532,853

		2,651,155

PROFESSIONAL SERVICES — 1.1%
FTI Consulting, Inc. (a)	18,529	647,774
ManpowerGroup, Inc.	29,714	3,317,568

		3,965,342

REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.3%
American Campus Communities, Inc. REIT	24,480	1,157,904
Camden Property Trust REIT	18,296	1,564,491
Care Capital Properties, Inc. REIT	37,461	1,000,209
Corporate Office Properties Trust REIT	13,655	478,335
CyrusOne, Inc. REIT	16,667	929,185
EPR Properties REIT	11,189	804,153
GEO Group, Inc. REIT	26,645	787,893
Healthcare Realty Trust, Inc. REIT	15,545	530,862
Highwoods Properties, Inc. REIT	19,060	966,532
Hospitality Properties Trust REIT	72,938	2,126,143
LaSalle Hotel Properties REIT	50,259	1,497,718
Life Storage, Inc. REIT	20,633	1,528,905
Mack-Cali Realty Corp. REIT	15,320	415,785
Medical Properties Trust, Inc. REIT	161,163	2,074,168
National Retail Properties, Inc. REIT	27,902	1,090,968
Omega Healthcare Investors, Inc. REIT	87,344	2,884,099

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Potlatch Corp. REIT	5,988	$273,651
Rayonier, Inc. REIT	31,596	909,017
Senior Housing Properties Trust REIT	105,457	2,155,541
Tanger Factory Outlet Centers, Inc. REIT	13,168	342,105
Taubman Centers, Inc. REIT	12,249	729,428
Urban Edge Properties REIT	15,036	356,804
Washington Prime Group, Inc. REIT	81,572	682,758

		25,286,654

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Alexander & Baldwin, Inc.	9,190	380,282
Jones Lang LaSalle, Inc.	20,148	2,518,500

		2,898,782

ROAD & RAIL — 1.0%
Genesee & Wyoming, Inc. Class A (a)	14,496	991,381
Ryder System, Inc.	23,700	1,705,926
Werner Enterprises, Inc.	19,799	581,101

		3,278,408

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Cree, Inc. (a)	43,179	1,064,362
Cypress Semiconductor Corp.	84,922	1,159,185
First Solar, Inc. (a)	34,745	1,385,631
Synaptics, Inc. (a)	15,450	798,919
Teradyne, Inc.	37,922	1,138,798
Versum Materials, Inc.	17,834	579,605

		6,126,500

SOFTWARE — 0.9%
ACI Worldwide, Inc. (a)	27,473	614,571
Cadence Design Systems, Inc. (a)	34,501	1,155,439
Manhattan Associates, Inc. (a)	10,190	489,731
PTC, Inc. (a)	15,269	841,627

		3,101,368

SPECIALTY RETAIL — 2.6%
Aaron’s, Inc.	27,777	1,080,525
American Eagle Outfitters, Inc.	74,035	892,122
Cabela’s, Inc. (a)	10,243	608,639
Chico’s FAS, Inc.	29,725	280,010
GameStop Corp. Class A	44,867	969,576
Michaels Cos., Inc. (a)	23,213	429,905
Murphy USA, Inc. (a)	15,320	1,135,365
Office Depot, Inc.	229,472	1,294,222
Sally Beauty Holdings, Inc. (a)	28,094	568,903
Williams-Sonoma, Inc.	35,624	1,727,764

		8,987,031

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a) (b)	13,609	254,488
Diebold Nixdorf, Inc.	33,650	942,200

		1,196,688

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Deckers Outdoor Corp. (a)	6,935	473,383

THRIFTS & MORTGAGE FINANCE — 0.8%
New York Community Bancorp, Inc.	217,029	2,849,591

TRADING COMPANIES & DISTRIBUTORS — 0.6%
GATX Corp. (b)	9,698	623,291
NOW, Inc. (a)	47,326	761,002
Watsco, Inc.	5,441	839,002

		2,223,295

WATER UTILITIES — 0.4%
Aqua America, Inc.	37,820	1,259,406

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	41,463	1,150,598

TOTAL COMMON STOCKS (Cost $327,398,600)		345,867,764

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	2,006,370	2,006,370
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e).	3,435,702	3,435,702

TOTAL SHORT-TERM INVESTMENTS (Cost $5,442,072)		5,442,072

TOTAL INVESTMENTS — 101.4% (Cost $332,840,672)		351,309,836
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(4,684,444)

NET ASSETS — 100.0%		$346,625,392

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$5,558,601	$—	$—	$5,558,601
Airlines	3,384,981	—	—	3,384,981
Auto Components	2,280,859	—	—	2,280,859
Banks	31,305,009	—	—	31,305,009
Beverages	250,292	—	—	250,292
Biotechnology	780,975	—	—	780,975
Capital Markets	9,066,095	—	—	9,066,095
Chemicals	12,098,490	—	—	12,098,490
Commercial Services & Supplies	4,182,178	—	—	4,182,178
Communications Equipment	5,940,421	—	—	5,940,421
Construction & Engineering	5,412,586	—	—	5,412,586
Containers & Packaging	7,704,060	—	—	7,704,060
Diversified Consumer Services	3,250,194	—	—	3,250,194
Diversified Telecommunication Services	603,883	—	—	603,883
Electric Utilities	12,037,162	—	—	12,037,162
Electrical Equipment	2,585,788	—	—	2,585,788
Electronic Equipment, Instruments & Components	17,749,712	—	—	17,749,712
Energy Equipment & Services	6,242,984	—	—	6,242,984
Equity Real Estate Investment Trusts (REITs)	3,833,056	—	—	3,833,056
Food & Staples Retailing	3,350,014	—	—	3,350,014
Food Products	10,390,475	—	—	10,390,475
Gas Utilities	12,680,420	—	—	12,680,420
Health Care Equipment & Supplies	9,830,653	—	—	9,830,653
Health Care Providers & Services	6,358,650	—	—	6,358,650
Health Care Technology	1,031,148	—	—	1,031,148
Hotels, Restaurants & Leisure	915,097	—	—	915,097
Household Durables	8,121,490	—	—	8,121,490
Household Products	494,942	—	—	494,942
Insurance	26,762,981	—	—	26,762,981
Internet & Catalog Retail	452,342	—	—	452,342
Internet Software & Services	846,834	—	—	846,834
IT Services	9,645,458	—	—	9,645,458
Leisure Equipment & Products	3,732,807	—	—	3,732,807
Life Sciences Tools & Services	2,877,310	—	—	2,877,310
Machinery	12,370,950	—	—	12,370,950
Marine	1,600,924	—	—	1,600,924
Media	5,548,203	—	—	5,548,203
Metals & Mining	7,618,154	—	—	7,618,154
Multi-Utilities	4,089,540	—	—	4,089,540
Multiline Retail	1,559,355	—	—	1,559,355
Oil, Gas & Consumable Fuels	10,158,416	—	—	10,158,416
Paper & Forest Products	2,615,312	—	—	2,615,312
Personal Products	3,100,762	—	—	3,100,762
Pharmaceuticals	2,651,155	—	—	2,651,155
Professional Services	3,965,342	—	—	3,965,342
Real Estate Investment Trusts (REITs)	25,286,654	—	—	25,286,654
Real Estate Management & Development	2,898,782	—	—	2,898,782
Road & Rail	3,278,408	—	—	3,278,408
Semiconductors & Semiconductor Equipment	6,126,500	—	—	6,126,500
Software	3,101,368	—	—	3,101,368

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Specialty Retail	$8,987,031	$—	$—	$8,987,031
Technology Hardware, Storage & Peripherals	1,196,688	—	—	1,196,688
Textiles, Apparel & Luxury Goods	473,383	—	—	473,383
Thrifts & Mortgage Finance	2,849,591	—	—	2,849,591
Trading Companies & Distributors	2,223,295	—	—	2,223,295
Water Utilities	1,259,406	—	—	1,259,406
Wireless Telecommunication Services	1,150,598	—	—	1,150,598
Short-Term Investments	5,442,072	—	—	5,442,072

TOTAL INVESTMENTS	$351,309,836	$—	$—	$351,309,836

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	66,680	$66,680	4,499,925	4,566,605	—	$—	$395	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,882,816	3,876,446	2,006,370	2,006,370	983	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	15,280,855	15,280,855	—	—	1,392	—
State Street Navigator Securities Lending Government Money Market Portfolio*	11,808,397	11,808,397	61,511,389	69,884,084	3,435,702	3,435,702	50,864	—

TOTAL		$11,875,077				$5,442,072	$53,634	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	33,239	$1,155,388
Aerojet Rocketdyne Holdings, Inc. (a)	77,830	1,618,864
Aerovironment, Inc. (a)	21,555	823,401
Axon Enterprise, Inc. (a) (b)	54,932	1,380,990
Cubic Corp.	25,909	1,199,587
Engility Holdings, Inc. (a)	18,368	521,651
Mercury Systems, Inc. (a)	50,019	2,105,300
Moog, Inc. Class A (a)	33,619	2,411,155
National Presto Industries, Inc.	5,122	565,981
Triumph Group, Inc.	51,546	1,628,853

		13,411,170

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	26,297	1,371,389
Echo Global Logistics, Inc. (a)	28,527	567,687
Forward Air Corp.	31,445	1,675,390
Hub Group, Inc. Class A (a)	34,812	1,335,040

		4,949,506

AIRLINES — 0.8%
Allegiant Travel Co.	13,673	1,854,059
Hawaiian Holdings, Inc. (a)	56,464	2,650,985
SkyWest, Inc.	53,966	1,894,206

		6,399,250

AUTO COMPONENTS — 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	87,012	1,357,387
Cooper-Standard Holdings, Inc. (a)	18,582	1,874,366
Dorman Products, Inc. (a)	31,460	2,603,944
Fox Factory Holding Corp. (a)	35,987	1,281,137
Gentherm, Inc. (a)	38,775	1,504,470
LCI Industries	26,214	2,684,314
Motorcar Parts of America, Inc. (a)	19,398	547,800
Standard Motor Products, Inc.	20,965	1,094,792
Superior Industries International, Inc.	23,160	475,938

		13,424,148

AUTOMOBILES — 0.1%
Winnebago Industries, Inc.	27,672	968,520

BANKS — 7.9%
Ameris Bancorp	38,710	1,865,822
Banc of California, Inc.	53,020	1,139,930
Banner Corp.	27,287	1,541,988
Boston Private Financial Holdings, Inc.	88,977	1,365,797
Brookline BanCorp, Inc.	81,099	1,184,045
Central Pacific Financial Corp.	32,077	1,009,463
City Holding Co.	16,189	1,066,369
Columbia Banking System, Inc.	61,453	2,448,902
Community Bank System, Inc.	51,287	2,860,276
Customers Bancorp, Inc. (a)	30,691	867,941
CVB Financial Corp.	107,788	2,417,685
Fidelity Southern Corp.	21,994	502,783
First BanCorp (a)	163,001	943,776
First Commonwealth Financial Corp.	91,533	1,160,638
First Financial BanCorp	64,725	1,792,882
First Financial Bankshares, Inc. (b)	69,506	3,072,165
First Midwest Bancorp, Inc.	84,605	1,972,143
Glacier Bancorp, Inc.	80,555	2,949,118
Great Western Bancorp, Inc.	61,796	2,521,895
Hanmi Financial Corp.	33,617	956,404
Hope Bancorp, Inc.	133,835	2,496,023
Independent Bank Corp.	28,723	1,914,388
LegacyTexas Financial Group, Inc.	43,483	1,658,007
National Bank Holdings Corp. Class A	27,674	916,286
NBT Bancorp, Inc.	45,160	1,668,662
OFG Bancorp	46,178	461,780
Old National Bancorp	142,491	2,457,970
Opus Bank	18,688	452,250
S&T Bancorp, Inc.	36,281	1,301,037
ServisFirst Bancshares, Inc.	46,146	1,702,326
Simmons First National Corp. Class A	31,530	1,667,937
Southside Bancshares, Inc.	28,273	987,844
Sterling BanCorp	142,519	3,313,567
Tompkins Financial Corp.	12,964	1,020,526
United Community Banks, Inc.	73,834	2,052,585
Westamerica Bancorporation	27,322	1,531,125

		59,242,335

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	4,880	1,116,886

BIOTECHNOLOGY — 1.9%
Acorda Therapeutics, Inc. (a)	48,217	949,875
AMAG Pharmaceuticals, Inc. (a)	36,674	674,802
Cytokinetics, Inc. (a)	48,091	581,901
Eagle Pharmaceuticals, Inc. (a)	8,155	643,348
Emergent BioSolutions, Inc. (a)	36,818	1,248,498
Enanta Pharmaceuticals, Inc. (a)	14,510	522,070
Ligand Pharmaceuticals, Inc. (a)	20,014	2,429,700
MiMedx Group, Inc. (a) (b)	106,329	1,591,745
Momenta Pharmaceuticals, Inc. (a)	69,495	1,174,465
Myriad Genetics, Inc. (a)	70,834	1,830,350
Progenics Pharmaceuticals, Inc. (a)	73,446	498,698
Repligen Corp. (a)	38,531	1,596,725
Spectrum Pharmaceuticals, Inc. (a)	73,588	548,231

		14,290,408

BUILDING PRODUCTS — 2.1%
AAON, Inc.	41,017	1,511,477
American Woodmark Corp. (a)	14,559	1,391,112
Apogee Enterprises, Inc.	30,413	1,728,675
Gibraltar Industries, Inc. (a)	32,820	1,170,033
Griffon Corp.	32,455	712,387
Insteel Industries, Inc.	18,331	604,373
Patrick Industries, Inc. (a)	16,616	1,210,476
PGT Innovations, Inc. (a)	52,994	678,323
Quanex Building Products Corp.	36,003	761,463
Simpson Manufacturing Co., Inc.	42,108	1,840,541
Trex Co., Inc. (a)	30,639	2,073,035
Universal Forest Products, Inc.	21,394	1,867,910

		15,549,805

CAPITAL MARKETS — 2.0%
Donnelley Financial Solutions, Inc. (a)	34,229	785,898
Evercore Partners, Inc. Class A	43,139	3,041,299
Financial Engines, Inc.	60,218	2,203,979
Greenhill & Co., Inc.	28,657	576,006

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Interactive Brokers Group, Inc. Class A	70,876	$2,652,180
INTL. FCStone, Inc. (a)	15,839	598,081
Investment Technology Group, Inc.	33,111	703,278
Piper Jaffray Cos	14,852	890,377
Virtus Investment Partners, Inc.	6,913	766,997
Waddell & Reed Financial, Inc. Class A	87,938	1,660,269
WisdomTree Investments, Inc.	119,287	1,213,149

		15,091,513

CHEMICALS — 2.9%
A Schulman, Inc.	30,645	980,640
AdvanSix, Inc. (a)	31,656	988,933
American Vanguard Corp.	26,840	462,990
Balchem Corp.	33,497	2,603,052
Calgon Carbon Corp.	52,778	796,948
Flotek Industries, Inc. (a)	56,688	506,791
FutureFuel Corp.	23,549	355,354
Hawkins, Inc.	9,927	460,117
HB Fuller Co.	52,637	2,690,277
Ingevity Corp. (a)	43,833	2,516,014
Innophos Holdings, Inc.	20,267	888,505
Innospec, Inc.	25,489	1,670,804
Koppers Holdings, Inc. (a)	21,483	776,611
Kraton Corp. (a)	33,066	1,138,793
LSB Industries, Inc. (a)	20,604	212,839
Quaker Chemical Corp.	13,973	2,029,299
Rayonier Advanced Materials, Inc.	45,415	713,924
Stepan Co.	20,469	1,783,669
Tredegar Corp.	26,289	400,907

		21,976,467

COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	58,649	2,435,106
Brady Corp. Class A	50,349	1,706,831
Brink’s Co.	47,633	3,191,411
Essendant, Inc.	39,311	582,982
Healthcare Services Group, Inc.	76,641	3,589,098
Interface, Inc.	65,657	1,290,160
LSC Communications, Inc.	35,427	758,138
Matthews International Corp. Class A	33,651	2,061,124
Mobile Mini, Inc.	46,063	1,374,981
Multi-Color Corp.	13,760	1,122,816
RR Donnelley & Sons Co.	72,744	912,210
Team, Inc. (a)	30,720	720,384
Tetra Tech, Inc.	59,595	2,726,471
UniFirst Corp.	16,262	2,288,063
US Ecology, Inc.	22,720	1,147,360
Viad Corp.	21,143	999,007

		26,906,142

COMMUNICATIONS EQUIPMENT — 1.7%
ADTRAN, Inc.	50,470	1,042,205
Applied Optoelectronics, Inc. (a) (b)	18,401	1,136,998
Black Box Corp.	15,585	133,252
CalAmp Corp. (a)	36,775	747,636
Comtech Telecommunications Corp.	24,364	462,185
Digi International, Inc. (a)	27,922	283,408
Harmonic, Inc. (a)	82,807	434,737
Lumentum Holdings, Inc. (a)	58,434	3,333,660
NETGEAR, Inc. (a)	34,240	1,475,744
Oclaro, Inc. (a) (b)	131,873	1,231,694
Viavi Solutions, Inc. (a)	237,437	2,500,211

		12,781,730

CONSTRUCTION & ENGINEERING — 0.4%
Aegion Corp. (a)	34,956	764,837
Comfort Systems USA, Inc.	38,716	1,436,364
MYR Group, Inc. (a)	17,232	534,537
Orion Group Holdings, Inc. (a)	28,503	212,917

		2,948,655

CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a)	15,517	1,218,860

CONSUMER FINANCE — 1.2%
Encore Capital Group, Inc. (a)	24,538	985,201
Enova International, Inc. (a)	24,142	358,509
EZCORP, Inc. Class A (a)	51,294	394,964
Firstcash, Inc.	50,767	2,959,716
Green Dot Corp. Class A (a)	45,798	1,764,597
PRA Group, Inc. (a)	48,224	1,827,689
World Acceptance Corp. (a)	6,124	458,749

		8,749,425

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	22,617	405,975

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	48,155	1,592,004

DIVERSIFIED CONSUMER SERVICES — 0.5%
American Public Education, Inc. (a)	16,764	396,469
Capella Education Co.	12,074	1,033,534
Career Education Corp. (a)	66,686	640,186
Regis Corp. (a)	36,064	370,377
Strayer Education, Inc.	10,904	1,016,471

		3,457,037

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	11,075	757,973
Cincinnati Bell, Inc. (a)	43,854	857,346
Cogent Communications Holdings, Inc.	42,730	1,713,473
Consolidated Communications Holdings, Inc.	52,865	1,135,011
General Communication, Inc. Class A (a)	28,384	1,039,990
Iridium Communications, Inc. (a)	85,452	944,245
Lumos Networks Corp. (a)	24,807	443,301

		6,891,339

ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	53,137	3,808,860
El Paso Electric Co.	42,758	2,210,589

		6,019,449

ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	27,073	1,510,674
Encore Wire Corp.	21,549	920,142
General Cable Corp.	51,558	842,973
Powell Industries, Inc.	8,785	281,032
Vicor Corp. (a)	16,442	294,312

		3,849,133

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Anixter International, Inc. (a)	30,053	$2,350,145
Badger Meter, Inc.	30,315	1,208,053
Bel Fuse, Inc. Class B	9,255	228,598
Benchmark Electronics, Inc. (a)	52,459	1,694,426
CTS Corp.	34,304	740,966
Daktronics, Inc.	41,944	403,921
Electro Scientific Industries, Inc. (a)	33,844	278,874
ePlus, Inc. (a)	13,686	1,014,133
Fabrinet (a)	38,942	1,661,266
FARO Technologies, Inc. (a)	17,382	657,040
II-VI, Inc. (a)	57,275	1,964,532
Insight Enterprises, Inc. (a)	37,318	1,492,347
Itron, Inc. (a)	35,061	2,375,383
Methode Electronics, Inc.	38,411	1,582,533
MTS Systems Corp.	17,403	901,475
OSI Systems, Inc. (a)	18,555	1,394,408
Park Electrochemical Corp.	19,481	358,840
Plexus Corp. (a)	35,148	1,847,730
Rogers Corp. (a)	18,899	2,052,809
Sanmina Corp. (a)	78,956	3,008,224
ScanSource, Inc. (a)	26,304	1,060,051
TTM Technologies, Inc. (a)	89,124	1,547,193

		29,822,947

ENERGY EQUIPMENT & SERVICES — 1.7%
Archrock, Inc.	73,428	837,079
Atwood Oceanics, Inc. (a)	78,327	638,365
Bristow Group, Inc. (b)	33,364	255,235
CARBO Ceramics, Inc. (a) (b)	21,601	147,967
Era Group, Inc. (a)	20,006	189,257
Exterran Corp. (a)	32,779	875,199
Geospace Technologies Corp. (a)	13,710	189,609
Gulf Island Fabrication, Inc.	13,797	160,045
Helix Energy Solutions Group, Inc. (a)	142,939	806,176
Matrix Service Co. (a)	27,276	255,031
McDermott International, Inc. (a)	299,100	2,144,547
Newpark Resources, Inc. (a)	92,890	682,742
Noble Corp. PLC	254,798	922,369
Pioneer Energy Services Corp. (a)	81,715	167,516
SEACOR Holdings, Inc. (a)	16,718	573,427
Tesco Corp. (a)	47,745	212,465
TETRA Technologies, Inc. (a)	119,793	334,222
Unit Corp. (a)	55,118	1,032,360
US Silica Holdings, Inc.	76,052	2,699,086

		13,122,697

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Parkway, Inc. REIT	44,481	1,018,170

FOOD & STAPLES RETAILING — 0.4%
Andersons, Inc.	27,304	932,432
SpartanNash Co.	40,141	1,042,060
SUPERVALU, Inc. (a)	278,520	916,331

		2,890,823

FOOD PRODUCTS — 1.7%
B&G Foods, Inc.	69,966	2,490,790
Cal-Maine Foods, Inc. (b)	30,957	1,225,897
Calavo Growers, Inc.	15,974	1,103,005
Darling Ingredients, Inc. (a)	173,227	2,726,593
J&J Snack Foods Corp.	15,773	2,083,140
John B Sanfilippo & Son, Inc.	9,068	572,281
Sanderson Farms, Inc.	20,864	2,412,922
Seneca Foods Corp. Class A (a)	6,450	200,272

		12,814,900

GAS UTILITIES — 1.1%
Northwest Natural Gas Co.	29,864	1,787,360
South Jersey Industries, Inc.	83,554	2,855,040
Spire, Inc.	50,649	3,532,768

		8,175,168

HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Abaxis, Inc.	23,504	1,246,182
Analogic Corp.	12,953	941,035
AngioDynamics, Inc. (a)	36,277	588,050
Anika Therapeutics, Inc. (a)	15,327	756,234
Cantel Medical Corp.	38,184	2,974,915
CONMED Corp.	25,789	1,313,692
CryoLife, Inc.	28,082	560,236
Haemonetics Corp. (a)	54,649	2,158,089
ICU Medical, Inc. (a)	15,769	2,720,153
Inogen, Inc. (a)	16,985	1,620,709
Integer Holdings Corp. (a)	29,085	1,257,926
Integra LifeSciences Holdings Corp. (a)	63,297	3,450,320
Invacare Corp.	32,954	434,993
Lantheus Holdings, Inc. (a)	30,802	543,655
LeMaitre Vascular, Inc.	13,015	406,328
Meridian Bioscience, Inc.	44,292	697,599
Merit Medical Systems, Inc. (a)	52,063	1,986,203
Natus Medical, Inc. (a)	35,011	1,305,910
Neogen Corp. (a)	40,125	2,773,039
OraSure Technologies, Inc. (a)	60,172	1,038,569
Orthofix International NV (a)	19,168	890,929
Surmodics, Inc. (a)	14,020	394,663
Varex Imaging Corp. (a)	39,687	1,341,421

		31,400,850

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aceto Corp.	31,470	486,212
Almost Family, Inc. (a)	12,419	765,631
Amedisys, Inc. (a)	29,172	1,832,293
AMN Healthcare Services, Inc. (a)	50,549	1,973,938
BioTelemetry, Inc. (a)	30,456	1,018,753
Chemed Corp.	16,884	3,453,285
Community Health Systems, Inc. (a)	121,566	1,210,797
CorVel Corp. (a)	10,043	476,540
Cross Country Healthcare, Inc. (a)	33,246	429,206
Diplomat Pharmacy, Inc. (a)	45,086	667,273
Ensign Group, Inc.	49,785	1,083,819
HealthEquity, Inc. (a)	46,225	2,303,392
Kindred Healthcare, Inc.	90,981	1,059,929
Landauer, Inc.	9,953	520,542
LHC Group, Inc. (a)	15,573	1,057,251
Magellan Health, Inc. (a)	25,050	1,826,145
PharMerica Corp. (a)	32,269	847,061
Providence Service Corp. (a)	12,073	611,015

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Quorum Health Corp. (a)	30,235	$125,475
Select Medical Holdings Corp. (a)	111,799	1,716,115
Tivity Health, Inc. (a)	35,681	1,421,888
US Physical Therapy, Inc.	13,039	787,556

		25,674,116

HEALTH CARE TECHNOLOGY — 0.7%
Computer Programs & Systems, Inc. (b)	11,022	361,522
HealthStream, Inc. (a)	26,625	700,770
HMS Holdings Corp. (a)	87,274	1,614,569
Omnicell, Inc. (a)	38,702	1,668,056
Quality Systems, Inc. (a)	48,104	827,870

		5,172,787

HOTELS, RESTAURANTS & LEISURE — 3.4%
Belmond, Ltd. Class A (a)	87,901	1,169,083
Biglari Holdings, Inc. (a)	1,052	420,527
BJ’s Restaurants, Inc. (a)	18,455	687,449
Bob Evans Farms, Inc.	20,580	1,478,261
Boyd Gaming Corp.	87,118	2,161,398
Chuy’s Holdings, Inc. (a)	17,545	410,553
Dave & Buster’s Entertainment, Inc. (a)	39,384	2,619,430
DineEquity, Inc.	17,477	769,862
El Pollo Loco Holdings, Inc. (a)	22,137	306,597
Fiesta Restaurant Group, Inc. (a)	28,040	579,026
ILG, Inc.	111,527	3,065,877
Marcus Corp.	19,812	598,322
Marriott Vacations Worldwide Corp.	25,659	3,021,347
Monarch Casino & Resort, Inc. (a)	11,424	345,576
Penn National Gaming, Inc. (a)	86,016	1,840,742
Red Robin Gourmet Burgers, Inc. (a)	13,362	871,871
Ruby Tuesday, Inc. (a)	62,456	125,537
Ruth’s Hospitality Group, Inc	30,689	667,486
Scientific Games Corp. Class A (a)	54,409	1,420,075
Shake Shack, Inc. Class A (a)	19,330	674,230
Sonic Corp.	44,321	1,174,063
Wingstop, Inc.	30,053	928,638

		25,335,950

HOUSEHOLD DURABLES — 2.1%
Cavco Industries, Inc. (a)	8,826	1,144,291
Ethan Allen Interiors, Inc.	26,640	860,472
Installed Building Products, Inc. (a)	20,819	1,102,366
iRobot Corp. (a)	28,565	2,403,459
La-Z-Boy, Inc.	50,723	1,648,498
LGI Homes, Inc. (a) (b)	18,430	740,517
M/I Homes, Inc. (a)	25,950	740,873
MDC Holdings, Inc.	42,983	1,518,589
Meritage Homes Corp. (a)	40,013	1,688,549
TopBuild Corp. (a)	38,927	2,065,856
Universal Electronics, Inc. (a)	15,045	1,005,758
William Lyon Homes Class A (a)	24,503	591,502

		15,510,730

HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	10,706	340,344
Central Garden & Pet Co. Class A (a)	35,139	1,054,873
WD-40 Co.	14,680	1,619,938

		3,015,155

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	37,506	1,248,950

INSURANCE — 3.1%
American Equity Investment Life Holding Co.	92,501	2,430,926
AMERISAFE, Inc.	19,989	1,138,374
eHealth, Inc. (a)	17,107	321,612
Employers Holdings, Inc.	34,131	1,443,741
HCI Group, Inc.	8,766	411,827
Horace Mann Educators Corp.	42,767	1,616,593
Infinity Property & Casualty Corp.	11,485	1,079,590
Maiden Holdings, Ltd.	76,272	846,619
Navigators Group, Inc.	23,698	1,301,020
ProAssurance Corp.	56,079	3,409,603
RLI Corp.	39,914	2,180,103
Safety Insurance Group, Inc.	14,837	1,013,367
Selective Insurance Group, Inc.	61,239	3,065,012
Stewart Information Services Corp.	25,075	1,137,903
United Fire Group, Inc.	22,475	990,248
United Insurance Holdings Corp.	18,482	290,722
Universal Insurance Holdings, Inc.	34,091	859,093

		23,536,353

INTERNET & CATALOG RETAIL — 0.6%
FTD Cos., Inc. (a)	17,949	358,980
Nutrisystem, Inc.	31,115	1,619,536
PetMed Express, Inc.	21,452	870,951
Shutterfly, Inc. (a)	35,123	1,668,343

		4,517,810

INTERNET SOFTWARE & SERVICES — 1.1%
Blucora, Inc. (a)	41,292	875,390
DHI Group, Inc. (a)	51,526	146,849
Liquidity Services, Inc. (a)	24,766	157,264
LivePerson, Inc. (a)	55,763	613,393
NIC, Inc.	64,531	1,222,863
QuinStreet, Inc. (a)	37,231	155,253
Shutterstock, Inc. (a)	19,877	876,178
SPS Commerce, Inc. (a)	17,912	1,142,069
Stamps.com, Inc. (a)	16,583	2,568,292
XO Group, Inc. (a)	25,822	454,984

		8,212,535

IT SERVICES — 1.8%
CACI International, Inc. Class A (a)	25,530	3,192,527
Cardtronics PLC Class A (a)	47,533	1,561,934
CSG Systems International, Inc.	35,141	1,426,022
ExlService Holdings, Inc. (a)	35,478	1,971,867
Forrester Research, Inc.	10,440	408,726
ManTech International Corp. Class A	26,556	1,098,887
Perficient, Inc. (a)	37,163	692,718
Sykes Enterprises, Inc. (a)	40,998	1,374,663
TeleTech Holdings, Inc.	16,366	667,733
Virtusa Corp. (a)	28,748	845,191

		13,240,268

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Callaway Golf Co.	98,425	1,257,871
Nautilus, Inc. (a)	31,994	612,685
Sturm Ruger & Co, Inc.	18,545	1,152,572
Vista Outdoor, Inc. (a)	59,337	1,335,676

		4,358,804

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Albany Molecular Research, Inc. (a)	22,929	$497,559
Cambrex Corp. (a)	33,964	2,029,349
Luminex Corp.	41,684	880,366

		3,407,274

MACHINERY — 5.4%
Actuant Corp. Class A	62,224	1,530,710
Alamo Group, Inc.	9,835	893,116
Albany International Corp. Class A	30,021	1,603,121
Astec Industries, Inc.	19,872	1,103,095
Barnes Group, Inc.	52,075	3,047,950
Briggs & Stratton Corp.	44,555	1,073,776
Chart Industries, Inc. (a)	31,877	1,107,088
CIRCOR International, Inc.	17,074	1,013,854
EnPro Industries, Inc.	22,291	1,590,909
ESCO Technologies, Inc.	26,839	1,600,946
Federal Signal Corp.	62,198	1,079,757
Franklin Electric Co., Inc.	40,214	1,664,860
Greenbrier Cos., Inc. (b)	29,488	1,363,820
Harsco Corp. (a)	83,414	1,342,965
Hillenbrand, Inc.	66,240	2,391,264
John Bean Technologies Corp.	33,247	3,258,206
Lindsay Corp.	11,033	984,695
Lydall, Inc. (a)	17,935	927,240
Mueller Industries, Inc.	59,955	1,825,630
Proto Labs, Inc. (a)	25,342	1,704,250
SPX Corp. (a)	43,951	1,105,807
SPX FLOW, Inc. (a)	44,035	1,624,011
Standex International Corp.	13,252	1,201,956
Tennant Co.	18,784	1,386,259
Titan International, Inc.	50,461	606,037
Wabash National Corp.	63,656	1,399,159
Watts Water Technologies, Inc. Class A	29,027	1,834,506

		40,264,987

MARINE — 0.2%
Matson, Inc.	44,838	1,346,934

MEDIA — 0.8%
EW Scripps Co. Class A (a)	59,791	1,064,878
Gannett Co., Inc.	117,999	1,028,951
New Media Investment Group, Inc.	55,741	751,389
Scholastic Corp.	28,367	1,236,518
Time, Inc.	105,155	1,508,974
World Wrestling Entertainment, Inc. Class A (b)	40,052	815,859

		6,406,569

METALS & MINING — 1.0%
AK Steel Holding Corp. (a)	328,594	2,158,863
Century Aluminum Co. (a)	52,096	811,656
Haynes International, Inc.	12,999	471,994
Kaiser Aluminum Corp.	17,960	1,589,819
Materion Corp.	20,897	781,548
Olympic Steel, Inc.	9,378	182,683
SunCoke Energy, Inc. (a)	67,296	733,526
TimkenSteel Corp. (a)	40,714	625,774

		7,355,863

MULTI-UTILITIES — 0.4%
Avista Corp.	67,745	2,876,453

MULTILINE RETAIL — 0.5%
Fred’s, Inc. Class A (b)	36,908	340,661
JC Penney Co., Inc. (a) (b)	327,176	1,521,368
Ollie’s Bargain Outlet Holdings, Inc. (a)	50,252	2,140,735

		4,002,764

OIL, GAS & CONSUMABLE FUELS — 1.1%
Bill Barrett Corp. (a)	79,318	243,506
Carrizo Oil & Gas, Inc. (a)	79,639	1,387,312
Cloud Peak Energy, Inc. (a)	76,809	271,136
Contango Oil & Gas Co. (a)	22,852	151,737
Denbury Resources, Inc. (a)	414,302	633,882
Green Plains, Inc.	38,760	796,518
Northern Oil and Gas, Inc. (a) (b)	45,337	63,472
PDC Energy, Inc. (a)	58,270	2,512,020
REX American Resources Corp. (a)	5,847	564,586
SRC Energy, Inc. (a)	209,536	1,410,177

		8,034,346

PAPER & FOREST PRODUCTS — 1.1%
Boise Cascade Co. (a)	40,828	1,241,171
Clearwater Paper Corp. (a)	17,075	798,256
Deltic Timber Corp.	10,988	820,364
KapStone Paper and Packaging Corp.	92,909	1,916,713
Neenah Paper, Inc.	17,490	1,403,573
PH Glatfelter Co.	45,323	885,611
Schweitzer-Mauduit International, Inc.	31,975	1,190,429

		8,256,117

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	17,934	657,281
Medifast, Inc.	11,551	479,020

		1,136,301

PHARMACEUTICALS — 2.0%
Amphastar Pharmaceuticals, Inc. (a)	37,449	668,839
ANI Pharmaceuticals, Inc. (a)	8,306	388,721
Depomed, Inc. (a)	64,670	694,556
Heska Corp. (a)	6,648	678,561
Impax Laboratories, Inc. (a)	76,771	1,236,013
Innoviva, Inc. (a)	80,701	1,032,973
Lannett Co., Inc. (a) (b)	30,730	626,892
Medicines Co. (a)	75,845	2,882,869
Nektar Therapeutics (a)	163,100	3,188,605
Phibro Animal Health Corp. Class A	20,002	741,074
SciClone Pharmaceuticals, Inc. (a)	53,398	587,378
Sucampo Pharmaceuticals, Inc. Class A (a)	25,939	272,360
Supernus Pharmaceuticals, Inc. (a)	52,974	2,283,179

		15,282,020

PROFESSIONAL SERVICES — 1.9%
CDI Corp. (a)	14,463	84,609
Exponent, Inc.	27,329	1,593,281
Heidrick & Struggles International, Inc.	19,295	419,666
Insperity, Inc.	19,521	1,385,991
Kelly Services, Inc. Class A	30,382	682,076

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Korn/Ferry International	59,777	$2,064,100
Navigant Consulting, Inc. (a)	50,178	991,517
On Assignment, Inc. (a)	50,648	2,742,589
Resources Connection, Inc.	31,030	425,111
TrueBlue, Inc. (a)	45,101	1,195,176
WageWorks, Inc. (a)	41,603	2,795,722

		14,379,838

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.7%
Acadia Realty Trust REIT	89,137	2,478,009
Agree Realty Corp. REIT	29,403	1,348,716
American Assets Trust, Inc. REIT	43,171	1,700,506
Apollo Commercial Real Estate Finance, Inc. REIT	99,416	1,844,167
Armada Hoffler Properties, Inc. REIT	46,883	607,135
Capstead Mortgage Corp. REIT	99,836	1,041,289
CareTrust REIT, Inc.	75,641	1,402,384
CBL & Associates Properties, Inc. REIT (b)	178,029	1,500,784
Cedar Realty Trust, Inc. REIT	78,822	382,287
Chatham Lodging Trust REIT	39,872	801,028
Chesapeake Lodging Trust REIT	62,508	1,529,571
CoreSite Realty Corp. REIT	35,875	3,714,139
DiamondRock Hospitality Co. REIT	210,834	2,308,632
EastGroup Properties, Inc. REIT	35,593	2,982,693
Four Corners Property Trust, Inc. REIT	63,402	1,592,024
Franklin Street Properties Corp. REIT	111,547	1,235,941
Getty Realty Corp. REIT	28,246	708,975
Government Properties Income Trust REIT	104,352	1,910,685
Hersha Hospitality Trust REIT	43,398	803,297
Independence Realty Trust, Inc. REIT	61,600	607,992
Kite Realty Group Trust REIT	86,866	1,644,373
Lexington Realty Trust REIT	227,742	2,256,923
LTC Properties, Inc. REIT	41,180	2,116,240
National Storage Affiliates Trust REIT	46,900	1,083,859
Pennsylvania Real Estate Investment Trust	72,690	822,851
PS Business Parks, Inc. REIT	20,565	2,722,600
Ramco-Gershenson Properties Trust REIT	82,459	1,063,721
Retail Opportunity Investments Corp. REIT	115,608	2,218,518
Sabra Health Care REIT, Inc.	67,910	1,636,631
Saul Centers, Inc. REIT	12,263	711,009
Summit Hotel Properties, Inc. REIT	108,613	2,025,632
Universal Health Realty Income Trust REIT	12,974	1,031,952
Urstadt Biddle Properties, Inc. Class A, REIT	31,162	617,008

		50,451,571

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Forestar Group, Inc. (a)	34,172	586,050
HFF, Inc. Class A	36,967	1,285,343
RE/MAX Holdings, Inc. Class A	18,366	1,029,414

		2,900,807

ROAD & RAIL — 0.8%
ArcBest Corp.	24,952	514,011
Heartland Express, Inc.	45,087	938,711
Knight Transportation, Inc.	70,191	2,600,577
Marten Transport, Ltd.	24,295	665,683
Roadrunner Transportation Systems, Inc. (a)	31,150	226,460
Saia, Inc. (a)	26,446	1,356,680

		6,302,122

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Energy Industries, Inc. (a)	41,829	2,705,918
Brooks Automation, Inc.	73,480	1,593,781
Cabot Microelectronics Corp.	26,312	1,942,615
CEVA, Inc. (a)	22,751	1,034,033
Cohu, Inc.	26,075	410,421
Diodes, Inc. (a)	39,735	954,832
DSP Group, Inc. (a)	22,503	261,035
Kopin Corp. (a)	62,745	232,784
Kulicke & Soffa Industries, Inc. (a)	73,805	1,403,771
MaxLinear, Inc. (a)	54,499	1,519,977
MKS Instruments, Inc.	56,836	3,825,063
Nanometrics, Inc. (a)	26,312	665,430
Power Integrations, Inc.	30,923	2,254,287
Rambus, Inc. (a)	118,189	1,350,900
Rudolph Technologies, Inc. (a)	32,615	745,253
Semtech Corp. (a)	69,214	2,474,400
Veeco Instruments, Inc. (a)	50,025	1,393,196
Xperi Corp.	52,206	1,555,739

		26,323,435

SOFTWARE — 1.9%
8x8, Inc. (a)	96,857	1,409,269
Agilysys, Inc. (a)	15,552	157,386
Bottomline Technologies de, Inc. (a)	37,797	971,005
Ebix, Inc. (b)	22,619	1,219,164
Gigamon, Inc. (a)	32,530	1,280,055
MicroStrategy, Inc. Class A (a)	9,856	1,889,099
Monotype Imaging Holdings, Inc.	44,589	815,979
Progress Software Corp.	50,729	1,567,019
Qualys, Inc. (a)	31,299	1,276,999
Synchronoss Technologies, Inc. (a)	44,508	732,157
TiVo Corp.	127,547	2,378,752
VASCO Data Security International, Inc. (a)	31,048	445,539

		14,142,423

SPECIALTY RETAIL — 3.9%
Abercrombie & Fitch Co. Class A	70,430	876,149
Asbury Automotive Group, Inc. (a)	19,592	1,107,928
Ascena Retail Group, Inc. (a) (b)	176,523	379,524
Barnes & Noble Education, Inc. (a)	40,316	428,559
Barnes & Noble, Inc.	57,716	438,642
Big 5 Sporting Goods Corp.	18,383	239,898
Buckle, Inc. (b)	29,603	526,933
Caleres, Inc.	44,716	1,242,211
Cato Corp. Class A	26,113	459,328
Children’s Place, Inc.	18,624	1,901,510
DSW, Inc. Class A	70,273	1,243,832
Express, Inc. (a)	81,715	551,576

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Finish Line, Inc. Class A	42,566	$603,160
Five Below, Inc. (a)	57,981	2,862,522
Francesca’s Holdings Corp. (a)	39,659	433,870
Genesco, Inc. (a)	20,369	690,509
Group 1 Automotive, Inc.	21,152	1,339,345
Guess?, Inc.	64,485	824,118
Haverty Furniture Cos., Inc.	20,208	507,221
Hibbett Sports, Inc. (a)	21,688	450,026
Kirkland’s, Inc. (a)	14,897	153,141
Lithia Motors, Inc. Class A	24,941	2,350,190
Lumber Liquidators Holdings, Inc. (a) (b)	29,588	741,475
MarineMax, Inc. (a)	25,105	490,803
Monro Muffler Brake, Inc.	34,567	1,443,172
Rent-A-Center, Inc. (b)	55,256	647,600
RH (a) (b)	32,785	2,115,288
Select Comfort Corp. (a)	43,589	1,546,974
Shoe Carnival, Inc.	13,042	272,317
Sonic Automotive, Inc. Class A	27,566	536,159
Stein Mart, Inc. (b)	31,822	53,779
Tailored Brands, Inc. (b)	51,085	570,109
Tile Shop Holdings, Inc.	34,561	713,685
Vitamin Shoppe, Inc. (a)	24,882	289,875
Zumiez, Inc. (a)	18,236	225,215

		29,256,643

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Cray, Inc. (a)	42,371	779,626
Electronics For Imaging, Inc. (a)	48,888	2,316,314
Super Micro Computer, Inc. (a)	39,262	967,808

		4,063,748

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Crocs, Inc. (a)	76,530	590,046
Fossil Group, Inc. (a) (b)	43,961	454,996
G-III Apparel Group, Ltd. (a)	45,809	1,142,935
Iconix Brand Group, Inc. (a)	58,237	402,418
Movado Group, Inc.	15,878	400,919
Oxford Industries, Inc.	15,559	972,282
Perry Ellis International, Inc. (a)	12,434	241,966
Steven Madden, Ltd. (a)	56,218	2,245,909
Unifi, Inc. (a)	16,094	495,695
Vera Bradley, Inc. (a)	20,203	197,585
Wolverine World Wide, Inc.	100,966	2,828,058

		9,972,809

THRIFTS & MORTGAGE FINANCE — 1.8%
Astoria Financial Corp.	96,546	1,945,402
Bank Mutual Corp.	43,205	395,326
BofI Holding, Inc. (a) (b)	59,930	1,421,540
Dime Community Bancshares, Inc.	32,560	638,176
HomeStreet, Inc. (a)	28,260	782,095
LendingTree, Inc. (a)	7,602	1,309,064
Northfield Bancorp, Inc.	47,022	806,427
Northwest Bancshares, Inc.	107,678	1,680,854
Oritani Financial Corp.	40,336	687,729
Provident Financial Services, Inc.	64,129	1,627,594
TrustCo Bank Corp. NY	99,865	773,954
Walker & Dunlop, Inc. (a)	29,332	1,432,281

		13,500,442

TOBACCO — 0.2%
Universal Corp.	26,322	1,703,033

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	41,069	2,425,125
DXP Enterprises, Inc. (a)	16,146	557,037
Kaman Corp.	28,206	1,406,633
Veritiv Corp. (a)	12,101	544,545

		4,933,340

WATER UTILITIES — 0.5%
American States Water Co.	38,201	1,811,109
California Water Service Group	49,931	1,837,461

		3,648,570

WIRELESS TELECOMMUNICATION SERVICES — 0.0%(c)
Spok Holdings, Inc.	21,117	373,771

TOTAL COMMON STOCKS (Cost $695,629,616)		750,630,950

SHORT-TERM INVESTMENTS — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	1,256,276	1,256,276
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	15,886,619	15,886,619

TOTAL SHORT-TERM INVESTMENTS (Cost $17,142,895)		17,142,895

TOTAL INVESTMENTS — 102.2% (Cost $712,772,511)		767,773,845
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(16,281,343)

NET ASSETS — 100.0%		$751,492,502

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$13,411,170	$—	$—	$13,411,170
Air Freight & Logistics	4,949,506	—	—	4,949,506
Airlines	6,399,250	—	—	6,399,250
Auto Components	13,424,148	—	—	13,424,148
Automobiles.	968,520	—	—	968,520
Banks	59,242,335	—	—	59,242,335
Beverages	1,116,886	—	—	1,116,886
Biotechnology	14,290,408	—	—	14,290,408
Building Products	15,549,805	—	—	15,549,805
Capital Markets	15,091,513	—	—	15,091,513
Chemicals	21,976,467	—	—	21,976,467
Commercial Services & Supplies	26,906,142	—	—	26,906,142
Communications Equipment	12,781,730	—	—	12,781,730
Construction & Engineering	2,948,655	—	—	2,948,655
Construction Materials	1,218,860	—	—	1,218,860
Consumer Finance	8,749,425	—	—	8,749,425
Containers & Packaging	405,975	—	—	405,975
Distributors	1,592,004	—	—	1,592,004
Diversified Consumer Services	3,457,037	—	—	3,457,037
Diversified Telecommunication Services	6,891,339	—	—	6,891,339
Electric Utilities	6,019,449	—	—	6,019,449
Electrical Equipment.	3,849,133	—	—	3,849,133
Electronic Equipment, Instruments & Components	29,822,947	—	—	29,822,947
Energy Equipment & Services	13,122,697	—	—	13,122,697
Equity Real Estate Investment Trusts (REITs)	1,018,170	—	—	1,018,170
Food & Staples Retailing	2,890,823	—	—	2,890,823
Food Products	12,814,900	—	—	12,814,900
Gas Utilities	8,175,168	—	—	8,175,168
Health Care Equipment & Supplies	31,400,850	—	—	31,400,850
Health Care Providers & Services	25,674,116	—	—	25,674,116
Health Care Technology	5,172,787	—	—	5,172,787
Hotels, Restaurants & Leisure	25,335,950	—	—	25,335,950
Household Durables	15,510,730	—	—	15,510,730
Household Products	3,015,155	—	—	3,015,155
Industrial Conglomerates	1,248,950	—	—	1,248,950
Insurance	23,536,353	—	—	23,536,353
Internet & Catalog Retail.	4,517,810	—	—	4,517,810
Internet Software & Services	8,212,535	—	—	8,212,535
IT Services.	13,240,268	—	—	13,240,268
Leisure Equipment & Products	4,358,804	—	—	4,358,804
Life Sciences Tools & Services	3,407,274	—	—	3,407,274
Machinery	40,264,987	—	—	40,264,987
Marine	1,346,934	—	—	1,346,934
Media	6,406,569	—	—	6,406,569
Metals & Mining	7,355,863	—	—	7,355,863
Multi-Utilities	2,876,453	—	—	2,876,453
Multiline Retail	4,002,764	—	—	4,002,764
Oil, Gas & Consumable Fuels	8,034,346	—	—	8,034,346
Paper & Forest Products	8,256,117	—	—	8,256,117
Personal Products	1,136,301	—	—	1,136,301

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Pharmaceuticals	$15,282,020	$—	$—	$15,282,020
Professional Services	14,379,838	—	—	14,379,838
Real Estate Investment Trusts (REITs)	50,451,571	—	—	50,451,571
Real Estate Management & Development	2,900,807	—	—	2,900,807
Road & Rail	6,302,122	—	—	6,302,122
Semiconductors & Semiconductor Equipment	26,323,435	—	—	26,323,435
Software	14,142,423	—	—	14,142,423
Specialty Retail	29,256,643	—	—	29,256,643
Technology Hardware, Storage & Peripherals	4,063,748	—	—	4,063,748
Textiles, Apparel & Luxury Goods	9,972,809	—	—	9,972,809
Thrifts & Mortgage Finance	13,500,442	—	—	13,500,442
Tobacco	1,703,033	—	—	1,703,033
Trading Companies & Distributors	4,933,340	—	—	4,933,340
Water Utilities	3,648,570	—	—	3,648,570
Wireless Telecommunication Services	373,771	—	—	373,771
Short-Term Investments	17,142,895	—	—	17,142,895

TOTAL INVESTMENTS	$767,773,845	$—	$—	$767,773,845

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	160,137	$160,137	10,646,718	10,806,855	—	$—	$670	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	8,202,856	6,946,580	1,256,276	1,256,276	1,184	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	48,788,265	48,788,265	—	—	4,878	—
State Street Navigator Securities Lending Government Money Market Portfolio*	48,808,779	48,808,779	106,164,082	139,086,242	15,886,619	15,886,619	274,559	—

TOTAL		$48,968,916				$17,142,895	$281,291	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	169,275	$3,520,920
Aerovironment, Inc. (a)	35,481	1,355,374
Axon Enterprise, Inc. (a) (b)	188,046	4,727,477
Mercury Systems, Inc. (a)	173,188	7,289,483

		16,893,254

AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp.	73,622	3,922,580

AIRLINES — 1.2%
Allegiant Travel Co.	47,496	6,440,458
Hawaiian Holdings, Inc. (a)	190,778	8,957,027

		15,397,485

AUTO COMPONENTS — 1.7%
Dorman Products, Inc. (a)	108,732	8,999,748
Fox Factory Holding Corp. (a)	123,781	4,406,603
LCI Industries	88,607	9,073,357

		22,479,708

AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	94,968	3,323,880

BANKS — 9.8%
Ameris Bancorp	132,250	6,374,450
Boston Private Financial Holdings, Inc.	175,059	2,687,156
Brookline Bancorp, Inc.	176,859	2,582,141
Central Pacific Financial Corp.	108,909	3,427,366
City Holding Co.	28,704	1,890,733
Columbia Banking System, Inc.	110,361	4,397,886
Community Bank System, Inc.	101,689	5,671,196
Customers Bancorp, Inc. (a)	103,359	2,922,993
CVB Financial Corp.	212,045	4,756,169
First BanCorp (a)	547,499	3,170,019
First Commonwealth Financial Corp.	196,755	2,494,853
First Financial BanCorp	140,370	3,888,249
First Financial Bankshares, Inc. (b)	237,996	10,519,423
First Midwest Bancorp, Inc.	166,230	3,874,821
Glacier Bancorp, Inc.	188,265	6,892,382
Great Western Bancorp, Inc.	123,315	5,032,485
Hanmi Financial Corp.	116,022	3,300,826
Independent Bank Corp.	62,198	4,145,497
LegacyTexas Financial Group, Inc.	148,676	5,669,016
National Bank Holdings Corp. Class A	95,820	3,172,600
NBT Bancorp, Inc.	93,728	3,463,250
ServisFirst Bancshares, Inc.	158,099	5,832,272
Simmons First National Corp. Class A	58,781	3,109,515
Southside Bancshares, Inc.	99,121	3,463,290
Sterling Bancorp	487,553	11,335,607
Tompkins Financial Corp.	43,470	3,421,958
United Community Banks, Inc.	252,613	7,022,641
Westamerica Bancorporation	56,523	3,167,549

		127,686,343

BEVERAGES — 0.1%
Coca-Cola Bottling Co. Consolidated	7,690	1,760,010

BIOTECHNOLOGY — 2.7%
AMAG Pharmaceuticals, Inc. (a)	127,076	2,338,198
Cytokinetics, Inc. (a)	170,122	2,058,476
Eagle Pharmaceuticals, Inc. (a)	28,097	2,216,572
Emergent BioSolutions, Inc. (a)	55,953	1,897,366
Enanta Pharmaceuticals, Inc. (a)	48,877	1,758,595
Ligand Pharmaceuticals, Inc. (a)	67,735	8,223,029
MiMedx Group, Inc. (a) (b)	362,555	5,427,448
Momenta Pharmaceuticals, Inc. (a)	238,505	4,030,735
Progenics Pharmaceuticals, Inc. (a)	260,387	1,768,028
Repligen Corp. (a)	131,863	5,464,403

		35,182,850

BUILDING PRODUCTS — 3.5%
AAON, Inc.	142,889	5,265,460
American Woodmark Corp. (a)	26,027	2,486,880
Apogee Enterprises, Inc.	60,804	3,456,099
Gibraltar Industries, Inc. (a)	111,761	3,984,280
Griffon Corp.	111,976	2,457,873
Insteel Industries, Inc.	61,569	2,029,930
Patrick Industries, Inc. (a)	56,864	4,142,542
PGT Innovations, Inc. (a)	182,054	2,330,291
Quanex Building Products Corp.	123,573	2,613,569
Simpson Manufacturing Co., Inc.	144,261	6,305,648
Trex Co., Inc. (a)	106,049	7,175,275
Universal Forest Products, Inc.	36,782	3,211,437

		45,459,284

CAPITAL MARKETS — 1.7%
Evercore Partners, Inc. Class A	147,559	10,402,909
Financial Engines, Inc.	133,746	4,895,104
Greenhill & Co., Inc.	43,725	878,872
Piper Jaffray Cos	51,634	3,095,458
WisdomTree Investments, Inc. (b)	264,703	2,692,030

		21,964,373

CHEMICALS — 3.2%
A Schulman, Inc.	44,671	1,429,472
Balchem Corp.	113,348	8,808,273
Flotek Industries, Inc. (a)	81,821	731,480
Hawkins, Inc.	20,961	971,542
Ingevity Corp. (a)	149,801	8,598,577
Innophos Holdings, Inc.	51,602	2,262,232
Innospec, Inc.	42,410	2,779,976
Koppers Holdings, Inc. (a)	45,663	1,650,717
Kraton Corp. (a)	113,335	3,903,257
Quaker Chemical Corp.	47,933	6,961,310
Stepan Co.	44,811	3,904,831

		42,001,667

COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	97,058	4,029,848
Brady Corp. Class A	122,788	4,162,513
Healthcare Services Group, Inc.	171,357	8,024,648
Matthews International Corp. Class A	81,614	4,998,858
Mobile Mini, Inc.	69,706	2,080,724
Multi-Color Corp.	30,739	2,508,303
Tetra Tech, Inc.	205,727	9,412,010
UniFirst Corp.	32,534	4,577,534

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
US Ecology, Inc.	77,036	$3,890,318
Viad Corp.	73,013	3,449,864

		47,134,620

COMMUNICATIONS EQUIPMENT — 1.8%
ADTRAN, Inc.	107,639	2,222,745
Applied Optoelectronics, Inc. (a) (b)	23,845	1,473,383
CalAmp Corp. (a)	57,692	1,172,878
Lumentum Holdings, Inc. (a)	200,029	11,411,654
NETGEAR, Inc. (a)	67,626	2,914,681
Oclaro, Inc. (a) (b)	461,225	4,307,842

		23,503,183

CONSTRUCTION & ENGINEERING — 0.2%
MYR Group, Inc. (a)	61,004	1,892,344
Orion Group Holdings, Inc. (a)	108,306	809,046

		2,701,390

CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a)	36,451	2,863,226

CONSUMER FINANCE — 0.2%
Green Dot Corp. Class A (a)	78,580	3,027,687

DIVERSIFIED CONSUMER SERVICES — 0.5%
Capella Education Co	40,834	3,495,390
Career Education Corp. (a)	137,985	1,324,656
Strayer Education, Inc.	18,718	1,744,892

		6,564,938

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	18,828	1,288,588
Cincinnati Bell, Inc. (a)	85,929	1,679,912
Cogent Communications Holdings, Inc.	145,910	5,850,991
Consolidated Communications Holdings, Inc.	116,652	2,504,518
Lumos Networks Corp. (a)	41,310	738,210

		12,062,219

ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	60,558	3,379,136
Vicor Corp. (a)	58,939	1,055,008

		4,434,144

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
Badger Meter, Inc.	102,873	4,099,489
Bel Fuse, Inc. Class B	16,001	395,224
CTS Corp.	115,108	2,486,333
ePlus, Inc. (a)	24,450	1,811,745
Fabrinet (a)	132,803	5,665,376
FARO Technologies, Inc. (a)	31,684	1,197,655
II-VI, Inc. (a)	194,862	6,683,766
Itron, Inc. (a)	119,657	8,106,762
Methode Electronics, Inc.	72,539	2,988,607
Rogers Corp. (a)	45,961	4,992,284
TTM Technologies, Inc. (a)	303,716	5,272,510

		43,699,751

ENERGY EQUIPMENT & SERVICES — 1.3%
Archrock, Inc.	107,106	1,221,008
Geospace Technologies Corp. (a)	19,281	266,656
Helix Energy Solutions Group, Inc. (a)	210,739	1,188,568
McDermott International, Inc. (a)	447,300	3,207,141
Pioneer Energy Services Corp. (a)	114,631	234,994
Tesco Corp. (a)	51,878	230,857
TETRA Technologies, Inc. (a)	125,231	349,395
Unit Corp. (a)	70,811	1,326,290
US Silica Holdings, Inc.	259,533	9,210,826

		17,235,735

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Parkway, Inc. REIT	76,755	1,756,922

FOOD & STAPLES RETAILING — 0.3%
SpartanNash Co.	135,141	3,508,260

FOOD PRODUCTS — 1.3%
B&G Foods, Inc.	236,403	8,415,947
Calavo Growers, Inc.	56,044	3,869,838
J&J Snack Foods Corp.	29,084	3,841,124
John B Sanfilippo & Son, Inc.	13,324	840,878

		16,967,787

GAS UTILITIES — 0.8%
South Jersey Industries, Inc.	282,541	9,654,426

HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
Abaxis, Inc.	46,040	2,441,041
Analogic Corp.	19,296	1,401,854
Anika Therapeutics, Inc. (a)	35,962	1,774,365
Cantel Medical Corp.	130,615	10,176,215
CryoLife, Inc.	95,053	1,896,307
Haemonetics Corp. (a)	97,277	3,841,469
ICU Medical, Inc. (a)	54,199	9,349,327
Inogen, Inc. (a)	36,113	3,445,902
Integra LifeSciences Holdings Corp. (a)	139,654	7,612,540
Lantheus Holdings, Inc. (a)	106,449	1,878,825
LeMaitre Vascular, Inc.	43,525	1,358,851
Meridian Bioscience, Inc.	71,294	1,122,881
Merit Medical Systems, Inc. (a)	177,101	6,756,403
Natus Medical, Inc. (a)	50,637	1,888,760
Neogen Corp. (a)	135,507	9,364,889
OraSure Technologies, Inc. (a)	207,145	3,575,323
Orthofix International NV (a)	25,103	1,166,787
Surmodics, Inc. (a)	45,448	1,279,361
Varex Imaging Corp. (a)	136,145	4,601,701

		74,932,801

HEALTH CARE PROVIDERS & SERVICES — 2.7%
AMN Healthcare Services, Inc. (a)	170,617	6,662,594
BioTelemetry, Inc. (a)	102,671	3,434,345
Chemed Corp.	30,199	6,176,601
CorVel Corp. (a)	14,042	666,293
Cross Country Healthcare, Inc. (a)	115,961	1,497,057
Ensign Group, Inc.	87,442	1,903,612
HealthEquity, Inc. (a)	89,981	4,483,753
Landauer, Inc.	33,896	1,772,761
Magellan Health, Inc. (a)	40,796	2,974,028
Tivity Health, Inc. (a)	58,879	2,346,328
US Physical Therapy, Inc.	44,927	2,713,591

		34,630,963

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 1.1%
HealthStream, Inc. (a)	89,025	$2,343,138
HMS Holdings Corp. (a)	303,276	5,610,606
Omnicell, Inc. (a)	132,438	5,708,078

		13,661,822

HOTELS, RESTAURANTS & LEISURE — 3.7%
Belmond, Ltd. Class A (a)	298,756	3,973,455
Biglari Holdings, Inc. (a)	2,192	876,230
Bob Evans Farms, Inc.	36,167	2,597,876
Chuy’s Holdings, Inc. (a)	59,060	1,382,004
Dave & Buster’s Entertainment, Inc. (a)	133,117	8,853,612
DineEquity, Inc.	29,787	1,312,117
El Pollo Loco Holdings, Inc. (a)	43,220	598,597
ILG, Inc.	214,689	5,901,800
Marcus Corp.	66,870	2,019,474
Marriott Vacations Worldwide Corp.	61,772	7,273,653
Ruth’s Hospitality Group, Inc.	51,011	1,109,489
Scientific Games Corp. Class A (a)	186,579	4,869,712
Shake Shack, Inc. Class A (a)	47,980	1,673,542
Sonic Corp.	95,014	2,516,921
Wingstop, Inc.	103,691	3,204,052

		48,162,534

HOUSEHOLD DURABLES — 2.1%
Ethan Allen Interiors, Inc.	49,323	1,593,133
Installed Building Products, Inc. (a)	70,810	3,749,389
iRobot Corp. (a)	97,461	8,200,369
LGI Homes, Inc. (a) (b)	63,404	2,547,573
TopBuild Corp. (a)	132,785	7,046,900
Universal Electronics, Inc. (a)	51,177	3,421,182
William Lyon Homes Class A (a)	37,376	902,257

		27,460,803

HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	35,874	1,140,434
Central Garden & Pet Co. Class A (a)	119,690	3,593,094
WD-40 Co.	31,454	3,470,949

		8,204,477

INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	73,247	2,439,125

INSURANCE — 0.7%
AMERISAFE, Inc.	39,191	2,231,927
RLI Corp.	67,642	3,694,606
Universal Insurance Holdings, Inc.	116,833	2,944,192

		8,870,725

INTERNET & CATALOG RETAIL — 1.0%
Nutrisystem, Inc.	106,549	5,545,875
PetMed Express, Inc.	47,544	1,930,286
Shutterfly, Inc. (a)	122,135	5,801,413

		13,277,574

INTERNET SOFTWARE & SERVICES — 1.7%
DHI Group, Inc. (a)	60,590	172,682
LivePerson, Inc. (a)	84,002	924,022
NIC, Inc.	225,927	4,281,317
Shutterstock, Inc. (a)	69,440	3,060,915
SPS Commerce, Inc. (a)	61,461	3,918,753
Stamps.com, Inc. (a)	56,752	8,789,466
XO Group, Inc. (a)	42,545	749,643

		21,896,798

IT SERVICES — 1.1%
Cardtronics PLC Class A (a)	165,099	5,425,153
CSG Systems International, Inc.	76,324	3,097,228
ExlService Holdings, Inc. (a)	79,369	4,411,329
Forrester Research, Inc.	35,369	1,384,696

		14,318,406

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	186,821	2,387,572
Nautilus, Inc. (a)	74,327	1,423,362
Vista Outdoor, Inc. (a)	92,482	2,081,770

		5,892,704

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Cambrex Corp. (a)	81,424	4,865,084
Luminex Corp.	141,689	2,992,472

		7,857,556

MACHINERY — 5.2%
Actuant Corp. Class A	102,905	2,531,463
Alamo Group, Inc.	20,542	1,865,419
Albany International Corp. Class A	63,104	3,369,754
Astec Industries, Inc.	67,651	3,755,307
Barnes Group, Inc.	99,706	5,835,792
Chart Industries, Inc. (a)	53,849	1,870,176
CIRCOR International, Inc.	29,360	1,743,397
EnPro Industries, Inc.	39,861	2,844,880
ESCO Technologies, Inc.	92,057	5,491,200
Franklin Electric Co., Inc.	73,213	3,031,018
Harsco Corp. (a)	135,217	2,176,994
Hillenbrand, Inc.	114,712	4,141,103
John Bean Technologies Corp.	113,732	11,145,736
Lindsay Corp.	19,068	1,701,819
Lydall, Inc. (a)	61,673	3,188,494
Proto Labs, Inc. (a)	86,870	5,842,007
Tennant Co.	40,899	3,018,346
Watts Water Technologies, Inc. Class A	55,059	3,479,729

		67,032,634

MEDIA — 0.2%
World Wrestling Entertainment, Inc. Class A (b)	140,860	2,869,318

METALS & MINING — 0.3%
AK Steel Holding Corp. (a)	640,097	4,205,437

MULTILINE RETAIL — 0.6%
Ollie’s Bargain Outlet Holdings, Inc. (a)	174,103	7,416,788

OIL, GAS & CONSUMABLE FUELS — 1.0%
Bill Barrett Corp. (a)	119,786	367,743
Carrizo Oil & Gas, Inc. (a)	144,931	2,524,698
Contango Oil & Gas Co. (a)	28,394	188,536
Denbury Resources, Inc. (a)	557,145	852,432
Northern Oil and Gas, Inc. (a) (b)	74,266	103,972
PDC Energy, Inc. (a)	115,445	4,976,834

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
REX American Resources Corp. (a)	10,943	$1,056,656
SRC Energy, Inc. (a)	324,209	2,181,927

		12,252,798

PAPER & FOREST PRODUCTS — 0.4%
Deltic Timber Corp.	21,954	1,639,086
Neenah Paper, Inc.	39,038	3,132,799

		4,771,885

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	29,390	1,077,144
Medifast, Inc.	23,028	954,971

		2,032,115

PHARMACEUTICALS — 2.5%
Amphastar Pharmaceuticals, Inc. (a)	87,031	1,554,374
ANI Pharmaceuticals, Inc. (a)	28,300	1,324,440
Depomed, Inc. (a)	123,219	1,323,372
Heska Corp. (a)	23,180	2,365,983
Innoviva, Inc. (a)	274,385	3,512,128
Medicines Co. (a)	98,051	3,726,918
Nektar Therapeutics (a)	319,625	6,248,669
Phibro Animal Health Corp. Class A	28,781	1,066,336
SciClone Pharmaceuticals, Inc. (a)	180,690	1,987,590
Sucampo Pharmaceuticals, Inc. Class A (a)	91,918	965,139
Supernus Pharmaceuticals, Inc. (a)	178,875	7,709,512

		31,784,461

PROFESSIONAL SERVICES — 2.0%
Exponent, Inc.	62,140	3,622,762
Insperity, Inc.	66,918	4,751,178
Navigant Consulting, Inc. (a)	172,192	3,402,514
On Assignment, Inc. (a)	88,104	4,770,832
WageWorks, Inc. (a)	140,536	9,444,019

		25,991,305

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.5%
Acadia Realty Trust REIT	128,874	3,582,697
Agree Realty Corp. REIT	100,762	4,621,953
American Assets Trust, Inc. REIT	147,684	5,817,273
Apollo Commercial Real Estate Finance, Inc. REIT	85,088	1,578,382
Armada Hoffler Properties, Inc. REIT	70,800	916,860
CareTrust REIT, Inc.	258,768	4,797,559
CBL & Associates Properties, Inc. REIT (b)	136,321	1,149,186
Chatham Lodging Trust REIT	65,400	1,313,886
CoreSite Realty Corp. REIT	122,824	12,715,969
DiamondRock Hospitality Co. REIT	367,753	4,026,895
EastGroup Properties, Inc. REIT	121,961	10,220,332
Four Corners Property Trust, Inc. REIT	213,963	5,372,611
Franklin Street Properties Corp. REIT	196,195	2,173,841
Getty Realty Corp. REIT	99,113	2,487,736
Hersha Hospitality Trust REIT	83,806	1,551,249
Independence Realty Trust, Inc. REIT	62,017	612,108
Lexington Realty Trust REIT	779,758	7,727,402
LTC Properties, Inc. REIT	92,555	4,756,402
National Storage Affiliates Trust REIT	156,300	3,612,093
Pennsylvania Real Estate Investment Trust	112,717	1,275,956
PS Business Parks, Inc. REIT	45,311	5,998,723
Ramco-Gershenson Properties Trust REIT	217,096	2,800,538
Retail Opportunity Investments Corp. REIT	262,219	5,031,983
Sabra Health Care REIT, Inc.	119,252	2,873,973
Saul Centers, Inc. REIT	28,466	1,650,459
Summit Hotel Properties, Inc. REIT	376,035	7,013,053
Universal Health Realty Income Trust REIT	28,958	2,303,319
Urstadt Biddle Properties, Inc. Class A, REIT	109,530	2,168,694

		110,151,132

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
HFF, Inc. Class A	85,397	2,969,254

ROAD & RAIL — 1.1%
Heartland Express, Inc.	95,613	1,990,663
Knight Transportation, Inc.	237,407	8,795,929
Marten Transport, Ltd.	41,573	1,139,100
Saia, Inc. (a)	54,095	2,775,074

		14,700,766

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.6%
Advanced Energy Industries, Inc. (a)	141,351	9,143,996
Brooks Automation, Inc.	127,183	2,758,599
Cabot Microelectronics Corp.	89,535	6,610,369
CEVA, Inc. (a)	76,783	3,489,788
Kopin Corp. (a)	89,954	333,729
Kulicke & Soffa Industries, Inc. (a)	132,349	2,517,278
MaxLinear, Inc. (a)	186,621	5,204,860
MKS Instruments, Inc.	194,331	13,078,476
Nanometrics, Inc. (a)	90,694	2,293,651
Power Integrations, Inc.	106,967	7,797,894
Rambus, Inc. (a)	398,629	4,556,330
Rudolph Technologies, Inc. (a)	112,709	2,575,401
Semtech Corp. (a)	147,632	5,277,844
Veeco Instruments, Inc. (a)	86,146	2,399,166
Xperi Corp.	175,721	5,236,486

		73,273,867

SOFTWARE — 3.1%
8x8, Inc. (a)	326,804	4,754,998
Bottomline Technologies de, Inc. (a)	67,142	1,724,878
Ebix, Inc. (b)	79,008	4,258,531
Gigamon, Inc. (a)	111,274	4,378,632
MicroStrategy, Inc. Class A (a)	18,001	3,450,252
Monotype Imaging Holdings, Inc.	60,432	1,105,906
Progress Software Corp.	174,752	5,398,089
Qualys, Inc. (a)	107,039	4,367,191
Synchronoss Technologies, Inc. (a)	158,198	2,602,357
TiVo Corp.	430,907	8,036,415
VASCO Data Security International, Inc. (a)	42,628	611,712

		40,688,961

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
SPECIALTY RETAIL — 2.2%
Children’s Place, Inc.	62,937	$6,425,868
DSW, Inc. Class A	61,816	1,094,143
Five Below, Inc. (a)	195,891	9,671,139
Francesca’s Holdings Corp. (a)	132,212	1,446,399
Hibbett Sports, Inc. (a)	41,211	855,128
Monro Muffler Brake, Inc.	51,684	2,157,807
Select Comfort Corp. (a)	82,715	2,935,555
Tailored Brands, Inc. (b)	81,733	912,140
Tile Shop Holdings, Inc.	116,203	2,399,592
Zumiez, Inc. (a)	62,347	769,986

		28,667,757

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Electronics For Imaging, Inc. (a)	82,059	3,887,955
Super Micro Computer, Inc. (a)	67,435	1,662,273

		5,550,228

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Iconix Brand Group, Inc. (a)	73,824	510,124
Oxford Industries, Inc	24,758	1,547,127
Steven Madden, Ltd. (a)	116,087	4,637,676

		6,694,927

THRIFTS & MORTGAGE FINANCE — 2.2%
Bank Mutual Corp.	93,140	852,231
BofI Holding, Inc. (a) (b)	205,783	4,881,173
Dime Community Bancshares, Inc.	62,707	1,229,057
LendingTree, Inc. (a)	26,389	4,544,186
Northfield Bancorp, Inc.	163,289	2,800,406
Northwest Bancshares, Inc.	219,780	3,430,766
Oritani Financial Corp.	69,637	1,187,311
Provident Financial Services, Inc.	117,477	2,981,566
TrustCo Bank Corp. NY	192,430	1,491,333
Walker & Dunlop, Inc. (a)	100,357	4,900,432

		28,298,461

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Applied Industrial Technologies, Inc.	93,172	5,501,807

WATER UTILITIES — 0.7%
American States Water Co.	62,994	2,986,546
California Water Service Group	173,270	6,376,336

		9,362,882

TOTAL COMMON STOCKS (Cost $1,140,150,857)		1,297,008,793

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	1,598,792	1,598,792
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	24,444,615	24,444,615

TOTAL SHORT-TERM INVESTMENTS (Cost $26,043,407)		26,043,407

TOTAL INVESTMENTS — 101.9% (Cost $1,166,194,264)		1,323,052,200
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(24,175,400)

NET ASSETS — 100.0%		$1,298,876,800

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$16,893,254	$—	$—	$16,893,254
Air Freight & Logistics	3,922,580	—	—	3,922,580
Airlines	15,397,485	—	—	15,397,485
Auto Components	22,479,708	—	—	22,479,708
Automobiles	3,323,880	—	—	3,323,880
Banks.	127,686,343	—	—	127,686,343
Beverages	1,760,010	—	—	1,760,010
Biotechnology.	35,182,850	—	—	35,182,850
Building Products	45,459,284	—	—	45,459,284

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level3 — Significant Unobservable Inputs	Total
Capital Markets	$21,964,373	$—	$—	$21,964,373
Chemicals	42,001,667	—	—	42,001,667
Commercial Services & Supplies	47,134,620	—	—	47,134,620
Communications Equipment	23,503,183	—	—	23,503,183
Construction & Engineering	2,701,390	—	—	2,701,390
Construction Materials	2,863,226	—	—	2,863,226
Consumer Finance	3,027,687	—	—	3,027,687
Diversified Consumer Services	6,564,938	—	—	6,564,938
Diversified Telecommunication Services	12,062,219	—	—	12,062,219
Electrical Equipment	4,434,144	—	—	4,434,144
Electronic Equipment, Instruments & Components	43,699,751	—	—	43,699,751
Energy Equipment & Services	17,235,735	—	—	17,235,735
Equity Real Estate Investment Trusts (REITs)	1,756,922	—	—	1,756,922
Food & Staples Retailing	3,508,260	—	—	3,508,260
Food Products	16,967,787	—	—	16,967,787
Gas Utilities	9,654,426	—	—	9,654,426
Health Care Equipment & Supplies	74,932,801	—	—	74,932,801
Health Care Providers & Services	34,630,963	—	—	34,630,963
Health Care Technology	13,661,822	—	—	13,661,822
Hotels, Restaurants & Leisure	48,162,534	—	—	48,162,534
Household Durables	27,460,803	—	—	27,460,803
Household Products	8,204,477	—	—	8,204,477
Industrial Conglomerates	2,439,125	—	—	2,439,125
Insurance	8,870,725	—	—	8,870,725
Internet & Catalog Retail	13,277,574	—	—	13,277,574
Internet Software & Services	21,896,798	—	—	21,896,798
IT Services	14,318,406	—	—	14,318,406
Leisure Equipment & Products	5,892,704	—	—	5,892,704
Life Sciences Tools & Services	7,857,556	—	—	7,857,556
Machinery	67,032,634	—	—	67,032,634
Media.	2,869,318	—	—	2,869,318
Metals & Mining	4,205,437	—	—	4,205,437
Multiline Retail	7,416,788	—	—	7,416,788
Oil, Gas & Consumable Fuels	12,252,798	—	—	12,252,798
Paper & Forest Products	4,771,885	—	—	4,771,885
Personal Products	2,032,115	—	—	2,032,115
Pharmaceuticals	31,784,461	—	—	31,784,461
Professional Services	25,991,305	—	—	25,991,305
Real Estate Investment Trusts (REITs)	110,151,132	—	—	110,151,132
Real Estate Management & Development	2,969,254	—	—	2,969,254
Road & Rail	14,700,766	—	—	14,700,766
Semiconductors & Semiconductor Equipment	73,273,867	—	—	73,273,867
Software	40,688,961	—	—	40,688,961
Specialty Retail	28,667,757	—	—	28,667,757
Technology Hardware, Storage & Peripherals	5,550,228	—	—	5,550,228
Textiles, Apparel & Luxury Goods	6,694,927	—	—	6,694,927
Thrifts & Mortgage Finance	28,298,461	—	—	28,298,461
Trading Companies & Distributors	5,501,807	—	—	5,501,807
Water Utilities	9,362,882	—	—	9,362,882
Short-Term Investments	26,043,407	—	—	26,043,407

TOTAL INVESTMENTS	$1,323,052,200	$—	$—	$1,323,052,200

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Growth ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	602,656	$602,656	20,107,347	20,710,003	—	$—	$1,212	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	14,034,627	12,435,835	1,598,792	1,598,792	2,289	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	68,534,672	68,534,672	—	—	6,645	—
State Street Navigator Securities Lending Government Money Market Portfolio*	86,368,569	86,368,569	179,469,051	241,393,005	24,444,615	24,444,615	366,121	—

TOTAL		$86,971,225				$26,043,407	$376,267	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
AAR Corp.	90,390	$3,141,956
Aerojet Rocketdyne Holdings, Inc. (a)	77,418	1,610,294
Aerovironment, Inc. (a)	30,877	1,179,501
Cubic Corp.	70,292	3,254,520
Engility Holdings, Inc. (a)	49,001	1,391,628
Moog, Inc. Class A (a)	91,246	6,544,163
National Presto Industries, Inc.	13,691	1,512,856
Triumph Group, Inc.	140,539	4,441,033

		23,075,951

AIR FREIGHT & LOGISTICS — 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	71,418	3,724,449
Echo Global Logistics, Inc. (a)	76,624	1,524,817
Forward Air Corp.	27,849	1,483,795
Hub Group, Inc. Class A (a)	93,360	3,580,356

		10,313,417

AIRLINES — 0.5%
SkyWest, Inc.	146,602	5,145,730

AUTO COMPONENTS — 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	235,787	3,678,277
Cooper-Standard Holdings, Inc. (a)	50,123	5,055,907
Gentherm, Inc. (a)	103,774	4,026,431
Motorcar Parts of America, Inc. (a)	53,885	1,521,713
Standard Motor Products, Inc.	56,804	2,966,305
Superior Industries International, Inc.	62,922	1,293,047

		18,541,680

BANKS — 5.8%
Banc of California, Inc. (b)	140,303	3,016,514
Banner Corp.	74,018	4,182,757
Boston Private Financial Holdings, Inc.	100,794	1,547,188
Brookline Bancorp, Inc.	79,672	1,163,211
City Holding Co.	20,395	1,343,419
Columbia Banking System, Inc.	77,702	3,096,425
Community Bank System, Inc.	57,404	3,201,421
CVB Financial Corp.	119,520	2,680,834
Fidelity Southern Corp.	61,195	1,398,918
First Commonwealth Financial Corp.	85,180	1,080,082
First Financial Bancorp	61,469	1,702,691
First Midwest Bancorp, Inc.	95,454	2,225,033
Glacier Bancorp, Inc.	67,099	2,456,494
Great Western Bancorp, Inc.	69,977	2,855,761
Hope Bancorp, Inc.	359,857	6,711,333
Independent Bank Corp.	26,908	1,793,418
NBT Bancorp, Inc.	48,607	1,796,029
OFG Bancorp	126,796	1,267,960
Old National Bancorp	382,539	6,598,798
Opus Bank	52,468	1,269,726
S&T Bancorp, Inc.	97,065	3,480,751
Simmons First National Corp. Class A	37,007	1,957,670
Westamerica Bancorporation	29,632	1,660,577

		58,487,010

BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	7,046	1,612,618

BIOTECHNOLOGY — 1.1%
Acorda Therapeutics, Inc. (a)	131,368	2,587,949
Emergent BioSolutions, Inc. (a)	53,703	1,821,069
Myriad Genetics, Inc. (a)	192,302	4,969,084
Spectrum Pharmaceuticals, Inc. (a)	202,133	1,505,891

		10,883,993

BUILDING PRODUCTS — 0.6%
American Woodmark Corp. (a)	18,057	1,725,346
Apogee Enterprises, Inc.	33,003	1,875,890
Universal Forest Products, Inc.	28,702	2,505,972

		6,107,208

CAPITAL MARKETS — 2.3%
Donnelley Financial Solutions, Inc. (a)	92,424	2,122,055
Financial Engines, Inc.	56,281	2,059,885
Greenhill & Co., Inc.	43,755	879,475
Interactive Brokers Group, Inc. Class A	190,100	7,113,542
INTL. FCStone, Inc. (a)	43,028	1,624,737
Investment Technology Group, Inc.	89,264	1,895,967
Virtus Investment Partners, Inc.	18,386	2,039,927
Waddell & Reed Financial, Inc. Class A	233,945	4,416,882
WisdomTree Investments, Inc. (b)	123,134	1,252,273

		23,404,743

CHEMICALS — 2.6%
A Schulman, Inc.	48,258	1,544,256
AdvanSix, Inc. (a)	85,775	2,679,611
American Vanguard Corp.	74,686	1,288,333
Calgon Carbon Corp.	142,083	2,145,453
Flotek Industries, Inc. (a)	90,274	807,050
FutureFuel Corp.	65,686	991,202
Hawkins, Inc.	10,781	499,699
HB Fuller Co.	142,241	7,269,937
Innophos Holdings, Inc.	15,624	684,956
Innospec, Inc.	34,115	2,236,238
Koppers Holdings, Inc. (a)	22,037	796,638
LSB Industries, Inc. (a)	55,402	572,303
Rayonier Advanced Materials, Inc.	120,348	1,891,871
Stepan Co.	20,118	1,753,083
Tredegar Corp.	72,658	1,108,034

		26,268,664

COMMERCIAL SERVICES & SUPPLIES — 3.5%
ABM Industries, Inc.	81,543	3,385,665
Brady Corp. Class A	38,296	1,298,234
Brink’s Co.	127,611	8,549,937
Essendant, Inc.	106,738	1,582,925
Healthcare Services Group, Inc.	70,102	3,282,877
Interface, Inc.	175,234	3,443,348
LSC Communications, Inc.	92,326	1,975,777
Matthews International Corp. Class A	27,813	1,703,546
Mobile Mini, Inc.	68,513	2,045,113
Multi-Color Corp.	12,825	1,046,520
RR Donnelley & Sons Co.	199,048	2,496,062

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Team, Inc. (a)	82,707	$1,939,479
UniFirst Corp.	18,300	2,574,810

		35,324,293

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc.	51,741	1,068,452
Applied Optoelectronics, Inc. (a) (b)	32,158	1,987,043
Black Box Corp.	42,846	366,333
CalAmp Corp. (a)	55,929	1,137,037
Comtech Telecommunications Corp.	67,992	1,289,808
Digi International, Inc. (a)	74,909	760,326
Harmonic, Inc. (a)	226,205	1,187,576
NETGEAR, Inc. (a)	39,726	1,712,191
Viavi Solutions, Inc. (a)	637,781	6,715,834

		16,224,600

CONSTRUCTION & ENGINEERING — 0.6%
Aegion Corp. (a)	94,998	2,078,556
Comfort Systems USA, Inc.	105,588	3,917,315

		5,995,871

CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	13,163	1,033,954

CONSUMER FINANCE — 2.1%
Encore Capital Group, Inc. (a)	66,205	2,658,131
Enova International, Inc. (a)	65,019	965,532
EZCORP, Inc. Class A (a)	139,931	1,077,469
Firstcash, Inc.	135,111	7,876,971
Green Dot Corp. Class A (a)	59,433	2,289,953
PRA Group, Inc. (a)	130,964	4,963,536
World Acceptance Corp. (a)	17,250	1,292,198

		21,123,790

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	63,126	1,133,112

DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	128,892	4,261,170

DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	46,439	1,098,282
Career Education Corp. (a)	74,411	714,346
Regis Corp. (a)	101,277	1,040,115
Strayer Education, Inc.	14,778	1,377,605

		4,230,348

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	15,320	1,048,501
Cincinnati Bell, Inc. (a)	50,995	996,952
Consolidated Communications Holdings, Inc.	52,646	1,130,310
General Communication, Inc. Class A (a)	74,582	2,732,685
Iridium Communications, Inc. (a) (b)	226,504	2,502,869
Lumos Networks Corp. (a)	38,168	682,062

		9,093,379

ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	142,852	$10,239,631
El Paso Electric Co.	114,851	5,937,797

		16,177,428

ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	25,236	1,408,169
Encore Wire Corp.	58,371	2,492,442
General Cable Corp.	137,541	2,248,795
Powell Industries, Inc.	23,329	746,295

		6,895,701

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Anixter International, Inc. (a)	80,602	6,303,076
Bel Fuse, Inc. Class B	11,041	272,713
Benchmark Electronics, Inc. (a)	141,134	4,558,628
Daktronics, Inc.	115,687	1,114,066
Electro Scientific Industries, Inc. (a)	93,786	772,797
ePlus, Inc. (a)	18,242	1,351,732
FARO Technologies, Inc. (a)	22,631	855,452
Insight Enterprises, Inc. (a)	100,214	4,007,558
Methode Electronics, Inc.	46,436	1,913,163
MTS Systems Corp.	46,899	2,429,368
OSI Systems, Inc. (a)	49,518	3,721,278
Park Electrochemical Corp.	54,988	1,012,879
Plexus Corp. (a)	95,272	5,008,449
Rogers Corp. (a)	15,619	1,696,536
Sanmina Corp. (a)	211,822	8,070,418
ScanSource, Inc. (a)	70,100	2,825,030

		45,913,143

ENERGY EQUIPMENT & SERVICES — 2.2%
Archrock, Inc.	114,643	1,306,930
Atwood Oceanics, Inc. (a)	210,229	1,713,366
Bristow Group, Inc. (b)	92,251	705,720
CARBO Ceramics, Inc. (a) (b)	60,588	415,028
Era Group, Inc. (a)	56,224	531,879
Exterran Corp. (a)	87,414	2,333,954
Geospace Technologies Corp. (a)	21,557	298,133
Gulf Island Fabrication, Inc.	39,385	456,866
Helix Energy Solutions Group, Inc. (a)	215,029	1,212,764
Matrix Service Co. (a)	76,597	716,182
McDermott International, Inc. (a)	448,171	3,213,386
Newpark Resources, Inc. (a)	249,165	1,831,363
Noble Corp. PLC	676,849	2,450,193
Pioneer Energy Services Corp. (a)	128,084	262,572
SEACOR Holdings, Inc. (a)	45,966	1,576,634
Tesco Corp. (a)	88,477	393,723
TETRA Technologies, Inc. (a)	221,768	618,733
Unit Corp. (a)	92,435	1,731,307

		21,768,733

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Parkway, Inc. REIT	60,447	1,383,632

FOOD & STAPLES RETAILING — 0.5%
Andersons, Inc.	72,923	2,490,320
SUPERVALU, Inc. (a)	754,262	2,481,522

		4,971,842

FOOD PRODUCTS — 2.1%
Cal-Maine Foods, Inc. (b)	84,744	3,355,862
Darling Ingredients, Inc. (a)	460,573	7,249,419

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
J&J Snack Foods Corp.	18,948	$2,502,462
John B Sanfilippo & Son, Inc.	13,988	882,783
Sanderson Farms, Inc.	56,678	6,554,811
Seneca Foods Corp. Class A (a)	17,825	553,466

		21,098,803

GAS UTILITIES — 1.4%
Northwest Natural Gas Co.	80,924	4,843,301
Spire, Inc.	135,449	9,447,568

		14,290,869

HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abaxis, Inc.	27,343	1,449,726
Analogic Corp.	20,124	1,462,009
AngioDynamics, Inc. (a)	96,043	1,556,857
Anika Therapeutics, Inc. (a)	12,491	616,306
CONMED Corp.	70,555	3,594,072
Haemonetics Corp. (a)	71,822	2,836,251
Inogen, Inc. (a)	17,609	1,680,251
Integer Holdings Corp. (a)	77,758	3,363,033
Integra LifeSciences Holdings Corp. (a)	61,932	3,375,913
Invacare Corp.	91,629	1,209,503
Meridian Bioscience, Inc.	64,415	1,014,536
Natus Medical, Inc. (a)	51,355	1,915,541
Orthofix International NV (a)	31,091	1,445,110

		25,519,108

HEALTH CARE PROVIDERS & SERVICES — 4.1%
Aceto Corp.	86,752	1,340,318
Almost Family, Inc. (a)	33,266	2,050,849
Amedisys, Inc. (a)	79,278	4,979,451
Chemed Corp.	21,128	4,321,310
Community Health Systems, Inc. (a)	317,856	3,165,846
CorVel Corp. (a)	16,368	776,662
Diplomat Pharmacy, Inc. (a)	123,753	1,831,544
Ensign Group, Inc.	65,931	1,435,318
HealthEquity, Inc. (a)	54,626	2,722,013
Kindred Healthcare, Inc.	239,263	2,787,414
LHC Group, Inc. (a)	41,531	2,819,540
Magellan Health, Inc. (a)	34,855	2,540,929
PharMerica Corp. (a)	86,543	2,271,754
Providence Service Corp. (a)	31,638	1,601,199
Quorum Health Corp. (a)	85,144	353,348
Select Medical Holdings Corp. (a)	299,371	4,595,345
Tivity Health, Inc. (a)	48,024	1,913,756

		41,506,596

HEALTH CARE TECHNOLOGY — 0.3%
Computer Programs & Systems, Inc. (b)	30,847	1,011,782
Quality Systems, Inc. (a)	132,673	2,283,302

		3,295,084

HOTELS, RESTAURANTS & LEISURE — 3.0%
Biglari Holdings, Inc. (a)	1,192	476,490
BJ’s Restaurants, Inc. (a)	50,965	1,898,446
Bob Evans Farms, Inc.	26,606	1,911,109
Boyd Gaming Corp.	233,551	5,794,400
DineEquity, Inc.	23,439	1,032,488
El Pollo Loco Holdings, Inc. (a)	24,284	336,333
Fiesta Restaurant Group, Inc. (a)	77,241	1,595,027
ILG, Inc.	131,777	3,622,550
Marriott Vacations Worldwide Corp.	19,924	2,346,051
Monarch Casino & Resort, Inc. (a)	31,563	954,781
Penn National Gaming, Inc. (a)	233,788	5,003,063
Red Robin Gourmet Burgers, Inc. (a)	36,196	2,361,789
Ruby Tuesday, Inc. (a)	170,081	341,863
Ruth’s Hospitality Group, Inc.	44,517	968,245
Shake Shack, Inc. Class A (a)	15,556	542,593
Sonic Corp.	47,702	1,263,626

		30,448,854

HOUSEHOLD DURABLES — 2.0%
Cavco Industries, Inc. (a)	24,033	3,115,878
Ethan Allen Interiors, Inc.	33,107	1,069,356
La-Z-Boy, Inc.	137,821	4,479,183
M/I Homes, Inc. (a)	68,074	1,943,513
MDC Holdings, Inc.	117,088	4,136,719
Meritage Homes Corp. (a)	107,152	4,521,814
William Lyon Homes Class A (a)	38,328	925,238

		20,191,701

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	14,308	1,578,888

INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	43,831	1,459,572

INSURANCE — 5.6%
American Equity Investment Life Holding Co.	247,949	6,516,100
AMERISAFE, Inc.	23,281	1,325,853
eHealth, Inc. (a)	48,231	906,743
Employers Holdings, Inc.	91,156	3,855,899
HCI Group, Inc.	22,007	1,033,889
Horace Mann Educators Corp.	113,082	4,274,500
Infinity Property & Casualty Corp.	31,192	2,932,048
Maiden Holdings, Ltd.	208,854	2,318,279
Navigators Group, Inc.	62,637	3,438,771
ProAssurance Corp.	150,844	9,171,315
RLI Corp.	54,482	2,975,807
Safety Insurance Group, Inc.	40,588	2,772,160
Selective Insurance Group, Inc.	162,993	8,157,800
Stewart Information Services Corp.	65,983	2,994,308
United Fire Group, Inc.	59,173	2,607,162
United Insurance Holdings Corp.	49,520	778,950

		56,059,584

INTERNET & CATALOG RETAIL — 0.2%
FTD Cos., Inc. (a)	47,159	943,180
PetMed Express, Inc.	20,606	836,604

		1,779,784

INTERNET SOFTWARE & SERVICES — 0.5%
Blucora, Inc. (a)	110,905	2,351,186
DHI Group, Inc. (a)	90,596	258,199
Liquidity Services, Inc. (a)	70,474	447,510
LivePerson, Inc. (a)	80,403	884,433
QuinStreet, Inc. (a)	96,667	403,101
XO Group, Inc. (a)	34,529	608,401

		4,952,830

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
IT SERVICES — 2.4%
CACI International, Inc. Class A (a)	69,129	$8,644,582
CSG Systems International, Inc.	34,539	1,401,593
ExlService Holdings, Inc. (a)	32,640	1,814,131
ManTech International Corp. Class A	72,032	2,980,684
Perficient, Inc. (a)	99,421	1,853,207
Sykes Enterprises, Inc. (a)	108,942	3,652,825
TeleTech Holdings, Inc.	42,693	1,741,874
Virtusa Corp. (a)	77,602	2,281,499

		24,370,395

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Callaway Golf Co.	112,326	1,435,526
Nautilus, Inc. (a)	28,749	550,544
Sturm Ruger & Co., Inc.	49,207	3,058,215
Vista Outdoor, Inc. (a)	89,712	2,019,417

		7,063,702

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Albany Molecular Research, Inc. (a)	64,387	1,397,198
Cambrex Corp. (a)	28,827	1,722,413

		3,119,611

MACHINERY — 5.5%
Actuant Corp. Class A	86,522	2,128,441
Alamo Group, Inc.	9,713	882,038
Albany International Corp. Class A	31,289	1,670,833
Barnes Group, Inc.	61,139	3,578,466
Briggs & Stratton Corp.	121,043	2,917,136
Chart Industries, Inc. (a)	44,227	1,536,004
CIRCOR International, Inc.	22,223	1,319,602
EnPro Industries, Inc.	28,895	2,062,236
Federal Signal Corp.	168,123	2,918,615
Franklin Electric Co., Inc.	50,046	2,071,904
Greenbrier Cos., Inc.	78,922	3,650,142
Harsco Corp. (a)	115,926	1,866,409
Hillenbrand, Inc.	85,468	3,085,395
Lindsay Corp.	15,070	1,344,997
Mueller Industries, Inc.	162,808	4,957,504
SPX Corp. (a)	118,938	2,992,480
SPX FLOW, Inc. (a)	119,540	4,408,635
Standex International Corp.	35,331	3,204,522
Tennant Co.	18,354	1,354,525
Titan International, Inc.	132,635	1,592,946
Wabash National Corp.	169,155	3,718,027
Watts Water Technologies, Inc. Class A	34,337	2,170,098

		55,430,955

MARINE — 0.4%
Matson, Inc.	121,731	3,656,799

MEDIA — 1.5%
EW Scripps Co. Class A (a)	156,087	2,779,909
Gannett Co., Inc.	320,915	2,798,379
New Media Investment Group, Inc.	151,174	2,037,826
Scholastic Corp.	75,958	3,311,009
Time, Inc.	281,699	4,042,381

		14,969,504

METALS & MINING — 1.7%
AK Steel Holding Corp. (a)	392,655	2,579,743
Century Aluminum Co. (a)	139,210	2,168,892
Haynes International, Inc.	36,128	1,311,808
Kaiser Aluminum Corp.	47,985	4,247,632
Materion Corp.	56,022	2,095,223
Olympic Steel, Inc.	26,238	511,116
SunCoke Energy, Inc. (a)	178,413	1,944,702
TimkenSteel Corp. (a)	109,504	1,683,076

		16,542,192

MULTI-UTILITIES — 0.8%
Avista Corp.	180,141	7,648,787

MULTILINE RETAIL — 0.5%
Fred’s, Inc. Class A (b)	97,665	901,448
JC Penney Co., Inc. (a) (b)	875,639	4,071,721

		4,973,169

OIL, GAS & CONSUMABLE FUELS — 1.2%
Bill Barrett Corp. (a)	113,275	347,754
Carrizo Oil & Gas, Inc. (a)	101,471	1,767,625
Cloud Peak Energy, Inc. (a)	215,011	758,989
Contango Oil & Gas Co. (a)	40,673	270,069
Denbury Resources, Inc. (a)	669,127	1,023,764
Green Plains, Inc.	102,191	2,100,025
Northern Oil and Gas, Inc. (a) (b)	71,680	100,352
PDC Energy, Inc. (a)	67,780	2,921,996
REX American Resources Corp. (a)	7,541	728,159
SRC Energy, Inc. (a)	304,422	2,048,760

		12,067,493

PAPER & FOREST PRODUCTS — 1.9%
Boise Cascade Co. (a)	108,367	3,294,357
Clearwater Paper Corp. (a)	46,289	2,164,011
Deltic Timber Corp.	12,500	933,250
KapStone Paper and Packaging Corp.	248,911	5,135,034
Neenah Paper, Inc.	16,958	1,360,879
PH Glatfelter Co.	122,392	2,391,540
Schweitzer-Mauduit International, Inc.	87,210	3,246,828

		18,525,899

PERSONAL PRODUCTS — 0.2%
Inter Parfums, Inc.	25,726	942,858
Medifast, Inc.	14,185	588,252

		1,531,110

PHARMACEUTICALS — 1.6%
Amphastar Pharmaceuticals, Inc. (a)	33,148	592,023
Depomed, Inc. (a)	78,225	840,137
Impax Laboratories, Inc. (a)	208,872	3,362,839
Lannett Co., Inc. (a) (b)	84,458	1,722,943
Medicines Co. (a)	125,176	4,757,940
Nektar Therapeutics (a)	182,393	3,565,783
Phibro Animal Health Corp. Class A	30,539	1,131,470

		15,973,135

PROFESSIONAL SERVICES — 1.8%
CDI Corp. (a)	40,547	237,200
Exponent, Inc.	25,102	1,463,447

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Heidrick & Struggles International, Inc.	53,709	$1,168,171
Kelly Services, Inc. Class A	82,004	1,840,990
Korn/Ferry International	162,394	5,607,465
On Assignment, Inc. (a)	68,604	3,714,906
Resources Connection, Inc.	85,243	1,167,829
TrueBlue, Inc. (a)	118,979	3,152,943

		18,352,951

REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.9%
Acadia Realty Trust REIT	136,357	3,790,725
Apollo Commercial Real Estate Finance, Inc. REIT	194,320	3,604,636
Armada Hoffler Properties, Inc. REIT	73,777	955,412
Capstead Mortgage Corp. REIT	270,730	2,823,714
CBL & Associates Properties, Inc. REIT (b)	365,762	3,083,374
Cedar Realty Trust, Inc. REIT	219,333	1,063,765
Chatham Lodging Trust REIT	55,563	1,116,261
Chesapeake Lodging Trust REIT	167,233	4,092,192
DiamondRock Hospitality Co. REIT	274,037	3,000,705
Franklin Street Properties Corp. REIT	141,277	1,565,349
Government Properties Income Trust REIT	281,209	5,148,937
Hersha Hospitality Trust REIT	51,791	958,651
Independence Realty Trust, Inc. REIT	119,103	1,175,547
Kite Realty Group Trust REIT	236,032	4,468,086
LTC Properties, Inc. REIT	38,610	1,984,168
Pennsylvania Real Estate Investment Trust	111,248	1,259,327
PS Business Parks, Inc. REIT	18,954	2,509,320
Ramco-Gershenson Properties Trust REIT	45,295	584,305
Retail Opportunity Investments Corp. REIT	101,238	1,942,757
Sabra Health Care REIT, Inc	89,865	2,165,746
Saul Centers, Inc. REIT	10,747	623,111
Universal Health Realty Income Trust REIT	12,038	957,503

		48,873,591

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Forestar Group, Inc. (a)	91,746	1,573,444
HFF, Inc. Class A	33,388	1,160,901
RE/MAX Holdings, Inc. Class A	49,923	2,798,184

		5,532,529

ROAD & RAIL — 0.5%
ArcBest Corp.	65,239	1,343,923
Heartland Express, Inc.	46,288	963,716
Marten Transport, Ltd.	33,403	915,242
Roadrunner Transportation Systems, Inc. (a)	87,443	635,711
Saia, Inc. (a)	30,397	1,559,366

		5,417,958

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Brooks Automation, Inc.	97,625	2,117,486
Cohu, Inc.	71,760	1,129,502
Diodes, Inc. (a)	107,627	2,586,277
DSP Group, Inc. (a)	61,106	708,830
Kopin Corp. (a)	96,518	358,082
Kulicke & Soffa Industries, Inc. (a)	95,727	1,820,728
Semtech Corp. (a)	68,380	2,444,585
Veeco Instruments, Inc. (a)	68,739	1,914,381

		13,079,871

SOFTWARE — 0.6%
Agilysys, Inc. (a)	43,938	444,652
Bottomline Technologies de, Inc. (a)	48,101	1,235,715
MicroStrategy, Inc. Class A (a)	11,926	2,285,856
Monotype Imaging Holdings, Inc.	67,983	1,244,089
VASCO Data Security International, Inc. (a)	49,642	712,363

		5,922,675

SPECIALTY RETAIL — 5.6%
Abercrombie & Fitch Co. Class A	190,356	2,368,029
Asbury Automotive Group, Inc. (a)	53,346	3,016,716
Ascena Retail Group, Inc. (a) (b)	476,191	1,023,811
Barnes & Noble Education, Inc. (a)	110,890	1,178,761
Barnes & Noble, Inc.	159,515	1,212,314
Big 5 Sporting Goods Corp.	51,271	669,086
Buckle, Inc. (b)	80,572	1,434,182
Caleres, Inc.	121,193	3,366,741
Cato Corp. Class A	64,810	1,140,008
DSW, Inc. Class A	142,187	2,516,710
Express, Inc. (a)	220,465	1,488,139
Finish Line, Inc. Class A	113,886	1,613,765
Genesco, Inc. (a)	53,750	1,822,125
Group 1 Automotive, Inc.	55,483	3,513,184
Guess?, Inc.	172,979	2,210,672
Haverty Furniture Cos., Inc.	55,139	1,383,989
Hibbett Sports, Inc. (a)	26,406	547,924
Kirkland’s, Inc. (a)	42,209	433,908
Lithia Motors, Inc. Class A	66,761	6,290,889
Lumber Liquidators Holdings, Inc. (a) (b)	79,095	1,982,121
MarineMax, Inc. (a)	67,934	1,328,110
Monro Muffler Brake, Inc.	51,316	2,142,443
Rent-A-Center, Inc. (b)	145,439	1,704,545
RH (a) (b)	86,825	5,601,949
Select Comfort Corp. (a)	52,760	1,872,452
Shoe Carnival, Inc.	32,447	677,493
Sonic Automotive, Inc. Class A	73,717	1,433,796
Stein Mart, Inc. (b)	75,754	128,024
Tailored Brands, Inc. (b)	74,534	831,799
Vitamin Shoppe, Inc. (a)	68,799	801,508

		55,735,193

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Cray, Inc. (a)	114,425	2,105,420
Electronics For Imaging, Inc. (a)	65,425	3,099,836
Super Micro Computer, Inc. (a)	52,772	1,300,830

		6,506,086

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Crocs, Inc. (a)	212,405	$1,637,643
Fossil Group, Inc. (a) (b)	117,787	1,219,095
G-III Apparel Group, Ltd. (a)	124,754	3,112,612
Iconix Brand Group, Inc. (a)	97,301	672,350
Movado Group, Inc.	44,192	1,115,848
Oxford Industries, Inc.	22,863	1,428,709
Perry Ellis International, Inc. (a)	34,893	679,018
Steven Madden, Ltd. (a)	59,090	2,360,645
Unifi, Inc. (a)	43,750	1,347,500
Vera Bradley, Inc. (a)	55,369	541,509
Wolverine World Wide, Inc.	273,904	7,672,051

		21,786,980

THRIFTS & MORTGAGE FINANCE — 1.4%
Astoria Financial Corp.	257,607	5,190,781
Bank Mutual Corp.	52,230	477,905
Dime Community Bancshares, Inc.	38,682	758,167
HomeStreet, Inc. (a)	74,053	2,049,417
Northwest Bancshares, Inc.	114,069	1,780,617
Oritani Financial Corp.	53,800	917,290
Provident Financial Services, Inc.	76,669	1,945,859
TrustCo Bank Corp. NY	118,861	921,173

		14,041,209

TOBACCO — 0.5%
Universal Corp.	71,462	4,623,591

TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	36,172	2,135,956
DXP Enterprises, Inc. (a)	42,306	1,459,557
Kaman Corp.	76,525	3,816,302
Veritiv Corp. (a)	32,570	1,465,650

		8,877,465

WATER UTILITIES — 0.3%
American States Water Co.	53,445	2,533,827

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	59,307	1,049,734

TOTAL COMMON STOCKS (Cost $945,959,383)		999,760,094

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	510,848	510,848
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	23,161,212	23,161,212

TOTAL SHORT-TERM INVESTMENTS (Cost $23,672,060)		23,672,060

TOTAL INVESTMENTS — 102.2% (Cost $969,631,443)		1,023,432,154
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(22,053,499)

NET ASSETS — 100.0%		$1,001,378,655

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$23,075,951	$—	$—	$23,075,951
Air Freight & Logistics	10,313,417	—	—	10,313,417
Airlines	5,145,730	—	—	5,145,730
Auto Components	18,541,680	—	—	18,541,680
Banks	58,487,010	—	—	58,487,010
Beverages	1,612,618	—	—	1,612,618
Biotechnology	10,883,993	—	—	10,883,993
Building Products	6,107,208	—	—	6,107,208
Capital Markets	23,404,743	—	—	23,404,743
Chemicals	26,268,664	—	—	26,268,664
Commercial Services & Supplies	35,324,293	—	—	35,324,293
Communications Equipment	16,224,600	—	—	16,224,600
Construction & Engineering	5,995,871	—	—	5,995,871

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Construction Materials	$1,033,954	$—	$—	$1,033,954
Consumer Finance	21,123,790	—	—	21,123,790
Containers & Packaging	1,133,112	—	—	1,133,112
Distributors	4,261,170	—	—	4,261,170
Diversified Consumer Services	4,230,348	—	—	4,230,348
Diversified Telecommunication Services	9,093,379	—	—	9,093,379
Electric Utilities	16,177,428	—	—	16,177,428
Electrical Equipment	6,895,701	—	—	6,895,701
Electronic Equipment, Instruments & Components	45,913,143	—	—	45,913,143
Energy Equipment & Services	21,768,733	—	—	21,768,733
Equity Real Estate Investment Trusts (REITs)	1,383,632	—	—	1,383,632
Food & Staples Retailing	4,971,842	—	—	4,971,842
Food Products	21,098,803	—	—	21,098,803
Gas Utilities	14,290,869	—	—	14,290,869
Health Care Equipment & Supplies	25,519,108	—	—	25,519,108
Health Care Providers & Services	41,506,596	—	—	41,506,596
Health Care Technology	3,295,084	—	—	3,295,084
Hotels, Restaurants & Leisure	30,448,854	—	—	30,448,854
Household Durables	20,191,701	—	—	20,191,701
Household Products	1,578,888	—	—	1,578,888
Industrial Conglomerates	1,459,572	—	—	1,459,572
Insurance	56,059,584	—	—	56,059,584
Internet & Catalog Retail	1,779,784	—	—	1,779,784
Internet Software & Services	4,952,830	—	—	4,952,830
IT Services	24,370,395	—	—	24,370,395
Leisure Equipment & Products	7,063,702	—	—	7,063,702
Life Sciences Tools & Services	3,119,611	—	—	3,119,611
Machinery	55,430,955	—	—	55,430,955
Marine	3,656,799	—	—	3,656,799
Media	14,969,504	—	—	14,969,504
Metals & Mining	16,542,192	—	—	16,542,192
Multi-Utilities	7,648,787	—	—	7,648,787
Multiline Retail	4,973,169	—	—	4,973,169
Oil, Gas & Consumable Fuels	12,067,493	—	—	12,067,493
Paper & Forest Products	18,525,899	—	—	18,525,899
Personal Products	1,531,110	—	—	1,531,110
Pharmaceuticals	15,973,135	—	—	15,973,135
Professional Services	18,352,951	—	—	18,352,951
Real Estate Investment Trusts (REITs)	48,873,591	—	—	48,873,591
Real Estate Management & Development	5,532,529	—	—	5,532,529
Road & Rail	5,417,958	—	—	5,417,958
Semiconductors & Semiconductor Equipment	13,079,871	—	—	13,079,871
Software	5,922,675	—	—	5,922,675
Specialty Retail	55,735,193	—	—	55,735,193
Technology Hardware, Storage & Peripherals	6,506,086	—	—	6,506,086
Textiles, Apparel & Luxury Goods	21,786,980	—	—	21,786,980
Thrifts & Mortgage Finance	14,041,209	—	—	14,041,209
Tobacco	4,623,591	—	—	4,623,591
Trading Companies & Distributors	8,877,465	—	—	8,877,465
Water Utilities	2,533,827	—	—	2,533,827
Wireless Telecommunication Services	1,049,734	—	—	1,049,734
Short-Term Investments	23,672,060	—	—	23,672,060

TOTAL INVESTMENTS	$1,023,432,154	$—	$—	$1,023,432,154

See accompanying notes to financial statements.

SPDR S&P 600 Small Cap Value ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	413,489	$413,489	9,359,013	9,772,502	—	$—	$899	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,045,257	5,534,409	510,848	510,848	1,559	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	39,538,797	39,538,797	—	—	4,334	—
State Street Navigator Securities Lending Government Money Market Portfolio*	46,102,334	46,102,334	187,895,572	210,836,694	23,161,212	23,161,212	401,759	—

TOTAL		$46,515,823				$23,672,060	$408,551	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.3%
BHP Billiton, Ltd.	33,173	$592,368
National Australia Bank, Ltd.	25,032	568,151

		1,160,519

BELGIUM — 0.5%
Anheuser-Busch InBev SA	4,152	457,976

BRAZIL — 0.5%
Petroleo Brasileiro SA Preference Shares (a)	1,500	5,600
Petroleo Brasileiro SA Preference Shares ADR (a)	62,218	464,147

		469,747

CANADA — 1.2%
Potash Corp. of Saskatchewan, Inc.	30,380	494,754
Royal Bank of Canada	8,333	604,170

		1,098,924

CHINA — 3.6%
China Construction Bank Corp. Class H	664,461	514,957
China Mobile, Ltd.	41,021	435,357
China Petroleum & Chemical Corp. Class H	726,744	566,951
Industrial & Commercial Bank of China, Ltd. Class H	800,016	540,077
PetroChina Co., Ltd. Class H	775,431	474,807
Tencent Holdings, Ltd.	18,927	676,930

		3,209,079

DENMARK — 0.7%
Vestas Wind Systems A/S	6,243	575,573

FINLAND — 0.7%
Sampo Oyj Class A	11,349	580,802

FRANCE — 6.3%
Air Liquide SA	4,955	611,484
BNP Paribas SA	9,743	700,747
Carrefour SA	20,212	510,619
Cie de Saint-Gobain	11,994	639,939
Engie SA	31,582	476,016
LVMH Moet Hennessy Louis Vuitton SE	3,067	763,628
Societe Generale SA	13,997	752,077
TOTAL SA	10,511	518,914
Vinci SA	6,859	584,615

		5,558,039

GERMANY — 4.8%
Allianz SE	3,382	665,005
BASF SE	6,359	588,126
Daimler AG	7,265	525,090
Deutsche Bank AG	38,328	678,675
E.ON SE	56,527	531,764
SAP SE	5,854	610,592
Siemens AG	4,405	604,653

		4,203,905

HONG KONG — 0.6%
CLP Holdings, Ltd.	49,334	522,003

INDIA — 1.4%
Infosys, Ltd. ADR	33,291	500,031
Reliance Industries, Ltd. (a)	7,884	168,322
Reliance Industries, Ltd. GDR (a) (b)	12,797	542,593

		1,210,946

ITALY — 1.6%
Assicurazioni Generali SpA	38,338	630,097
UniCredit SpA (a)	39,394	734,619

		1,364,716

JAPAN — 9.7%
Bridgestone Corp. (c)	14,749	635,325
Canon, Inc.	17,821	605,242
Honda Motor Co., Ltd.	16,975	462,900
Komatsu, Ltd.	23,473	596,330
Mitsubishi Corp.	24,001	503,261
Mitsubishi UFJ Financial Group, Inc.	97,547	655,291
Mitsui & Co., Ltd.	38,251	546,564
Mizuho Financial Group, Inc.	301,741	551,598
Nippon Steel & Sumitomo Metal Corp.	25,200	569,220
Panasonic Corp.	51,244	695,050
Seven & i Holdings Co., Ltd.	12,196	502,342
SoftBank Group Corp.	7,730	625,844
Sony Corp.	15,947	608,302
Takeda Pharmaceutical Co., Ltd.	11,409	579,690
Toyota Motor Corp.	8,674	454,930

		8,591,889

LUXEMBOURG — 0.7%
ArcelorMittal (a)	28,790	652,132

MEXICO — 0.8%
America Movil SAB de CV Series L	904,440	729,558

NETHERLANDS — 0.6%
Royal Dutch Shell PLC Class A	21,103	559,244

RUSSIA — 0.6%
Gazprom PJSC ADR	122,121	483,355

SOUTH AFRICA — 1.3%
MTN Group, Ltd.	65,077	566,708
Naspers, Ltd. Class N	3,046	591,648

		1,158,356

SOUTH KOREA — 0.9%
Samsung Electronics Co., Ltd.	22	45,706
Samsung Electronics Co., Ltd. GDR (a)	678	701,730

		747,436

SPAIN — 2.2%
Banco Bilbao Vizcaya Argentaria SA	81,086	671,886
Banco Santander SA	111,034	733,498
Telefonica SA	47,535	490,005

		1,895,389

SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson Class B	74,794	534,271

SWITZERLAND — 3.9%
ABB, Ltd.	23,603	583,636
Credit Suisse Group AG (a)	39,426	570,610
Nestle SA	6,596	574,778
Novartis AG	6,678	556,471
Roche Holding AG	2,151	548,503
UBS Group AG (a)	35,690	605,237

		3,439,235

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	$13,708
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,283	604,214

		617,922

UNITED KINGDOM — 6.4%
Anglo American PLC (a)	46,480	618,242
AstraZeneca PLC	8,276	552,018
BAE Systems PLC	71,926	591,868
BP PLC	92,031	529,339
GlaxoSmithKline PLC	24,955	530,152
HSBC Holdings PLC	68,392	632,258
National Grid PLC	33,881	418,884
Rio Tinto PLC	16,767	706,091
Tesco PLC (a)	236,999	519,650
Vodafone Group PLC	178,909	506,037

		5,604,539

UNITED STATES — 48.0%
3M Co.	2,942	612,495
Abbott Laboratories	12,601	612,535
Alphabet, Inc. Class A (a)	332	308,654
Alphabet, Inc. Class C (a)	334	303,516
Amazon.com, Inc. (a)	679	657,272
American Express Co.	7,935	668,444
American International Group, Inc.	9,007	563,118
Amgen, Inc.	3,102	534,257
Apple, Inc.	5,110	735,942
Arconic, Inc.	25,256	572,048
AT&T, Inc.	13,213	498,526
Bank of America Corp.	33,231	806,184
Bank of New York Mellon Corp.	12,626	644,179
Baxter International, Inc.	11,660	705,896
Berkshire Hathaway, Inc. Class B (a)	3,524	596,860
Boeing Co.	4,020	794,955
Carnival Corp.	11,747	770,251
Caterpillar, Inc.	6,497	698,168
Chevron Corp.	5,203	542,829
Cisco Systems, Inc.	17,151	536,826
Coca-Cola Co.	12,226	548,336
Colgate-Palmolive Co.	7,292	540,556
ConocoPhillips	12,231	537,675
CVS Health Corp.	5,646	454,277
Deere & Co.	6,315	780,471
Duke Energy Corp.	6,782	566,907
E.I. du Pont de Nemours & Co.	7,551	609,441
eBay, Inc. (a)	16,205	565,879
Express Scripts Holding Co. (a)	7,265	463,798
Exxon Mobil Corp.	5,950	480,344
Facebook, Inc. Class A (a)	4,057	612,526
FedEx Corp.	3,214	698,499
General Electric Co.	17,163	463,573
Gilead Sciences, Inc.	6,622	468,705
Goldman Sachs Group, Inc.	3,065	680,123
Home Depot, Inc.	4,045	620,503
Honeywell International, Inc.	4,712	628,062
HP, Inc.	36,822	643,649
Intel Corp.	14,582	491,997
International Business Machines Corp.	3,393	521,945
Johnson & Johnson	4,371	578,240
JPMorgan Chase & Co.	7,853	717,764
McDonald’s Corp.	4,510	690,752
Medtronic PLC	6,185	548,919
Merck & Co., Inc.	8,470	542,842
Microsoft Corp.	9,193	633,673
Mondelez International, Inc. Class A	12,559	542,423
Monsanto Co.	4,940	584,698
NextEra Energy, Inc.	4,275	599,056
NIKE, Inc. Class B	9,340	551,060
Pfizer, Inc.	15,233	511,676
Philip Morris International, Inc.	5,398	633,995
Priceline Group, Inc. (a)	365	682,740
Procter & Gamble Co.	6,023	524,904
QUALCOMM, Inc.	8,539	471,524
Schlumberger, Ltd.	6,681	439,877
Simon Property Group, Inc. REIT	2,461	398,091
Southwest Airlines Co.	14,039	872,383
Starbucks Corp.	9,708	566,073
Time Warner, Inc.	6,811	683,893
Travelers Cos., Inc.	4,617	584,189
Twenty-First Century Fox, Inc. Class A	21,930	621,496
Union Pacific Corp.	5,674	617,955
United Parcel Service, Inc. Class B	4,901	542,002
United Technologies Corp.	5,132	626,669
UnitedHealth Group, Inc.	3,867	717,019
Verizon Communications, Inc.	9,972	445,350
Visa, Inc. Class A	6,453	605,162
Wal-Mart Stores, Inc.	7,352	556,399
Walt Disney Co.	5,692	604,775
Wells Fargo & Co.	10,807	598,816
Williams Cos., Inc.	17,203	520,907

		42,355,543

TOTAL COMMON STOCKS (Cost $77,833,347)		87,781,098

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	33,737	33,737
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	599,627	599,627

TOTAL SHORT-TERM INVESTMENTS (Cost $633,364)		633,364

TOTAL INVESTMENTS — 100.3% (Cost $78,466,711)		88,414,462
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(229,841)

NET ASSETS — 100.0%		$88,184,621

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. This security, which represents 0.6% of net assets as of June 30, 2017, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$1,160,519	$—	$—	$1,160,519
Belgium	457,976	—	—	457,976
Brazil	469,747	—	—	469,747
Canada	1,098,924	—	—	1,098,924
China	3,209,079	—	—	3,209,079
Denmark	575,573	—	—	575,573
Finland	580,802	—	—	580,802
France	5,558,039	—	—	5,558,039
Germany	4,203,905	—	—	4,203,905
Hong Kong	522,003	—	—	522,003
India	1,210,946	—	—	1,210,946
Italy	1,364,716	—	—	1,364,716
Japan	8,591,889	—	—	8,591,889
Luxembourg	652,132	—	—	652,132
Mexico	729,558	—	—	729,558
Netherlands	559,244	—	—	559,244
Russia	483,355	—	—	483,355
South Africa	1,158,356	—	—	1,158,356
South Korea	747,436	—	—	747,436
Spain	1,895,389	—	—	1,895,389
Sweden	534,271	—	—	534,271
Switzerland	3,439,235	—	—	3,439,235
Taiwan	617,922	—	—	617,922
United Kingdom	5,604,539	—	—	5,604,539
United States	42,355,543	—	—	42,355,543
Short-Term Investments	633,364	—	—	633,364

TOTAL INVESTMENTS	$88,414,462	$—	$—	$88,414,462

See accompanying notes to financial statements.

SPDR Global Dow ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	1,476,325	1,442,588	33,737	$33,737	$413	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	36,193	36,193	2,466,474	2,502,667	—	—	263	—
State Street Navigator Securities Lending Government Money Market Portfolio*	9,855,686	9,855,686	30,215,418	39,471,477	599,627	599,627	12,107	—

TOTAL		$9,891,879				$633,364	$12,783	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.7%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
Cousins Properties, Inc. REIT	1,902,740	$16,725,085
Parkway, Inc. REIT	194,051	4,441,827
Quality Care Properties, Inc. REIT (a)	425,118	7,783,911

		28,950,823

REAL ESTATE INVESTMENT TRUSTS (REITS) — 98.7%
Acadia Realty Trust REIT	384,850	10,698,830
Alexandria Real Estate Equities, Inc. REIT	414,267	49,906,745
American Assets Trust, Inc. REIT	188,195	7,413,001
American Campus Communities, Inc. REIT	609,014	28,806,362
American Homes 4 Rent Class A REIT	1,067,514	24,093,791
Apartment Investment & Management Co.
Class A REIT	714,582	30,705,589
Apple Hospitality REIT, Inc.	709,204	13,269,207
Ashford Hospitality Prime, Inc.	141,889	1,460,038
Ashford Hospitality Trust, Inc. REtT	367,612	2,235,081
AvalonBay Communities, Inc. REIT	626,620	120,417,565
Boston Properties, Inc. REIT	699,775	86,086,321
Brandywine Realty Trust	796,412	13,961,102
Brixmor Property Group, Inc. REIT	1,191,048	21,295,938
Camden Property Trust REIT	398,788	34,100,362
Care Capital Properties, Inc. REIT	381,741	10,192,485
CBL & Associates Properties, Inc. REIT	777,121	6,551,130
Cedar Realty Trust, Inc. REIT	348,451	1,689,987
Chesapeake Lodging Trust REIT	272,995	6,680,188
Colony Starwood Homes	568,434	19,502,971
Columbia Property Trust, Inc. REIT	556,256	12,449,009
Corporate Office Properties Trust REIT	451,629	15,820,564
CubeSmart REIT	818,360	19,673,374
DCT Industrial Trust, Inc. REIT	417,537	22,313,177
DDR Corp. REIT	1,400,627	12,703,687
DiamondRock Hospitality Co. REIT	909,657	9,960,744
Digital Realty Trust, Inc. REIT	726,702	82,080,991
Douglas Emmett, Inc. REIT	667,042	25,487,675
Duke Realty Corp. REIT	1,617,742	45,215,889
DuPont Fabros Technology, Inc. REIT	353,600	21,626,176
Easterly Government Properties, Inc.	114,422	2,397,141
EastGroup Properties, Inc. REIT	154,464	12,944,083
Education Realty Trust, Inc. REIT	332,453	12,882,554
Equity Commonwealth REIT (a)	563,532	17,807,611
Equity LifeStyle Properties, Inc. REIT	370,791	32,014,095
Equity Residential REIT	1,669,710	109,917,009
Essex Property Trust, Inc. REIT	298,308	76,745,699
Extra Space Storage, Inc. REIT	572,837	44,681,286
Federal Realty Investment Trust REIT	328,605	41,532,386
FelCor Lodging Trust, Inc.	584,754	4,216,076
First Industrial Realty Trust, Inc. REIT	532,670	15,245,015
First Potomac Realty Trust	268,207	2,979,780
Forest City Realty Trust, Inc. Class A	993,473	24,012,242
Franklin Street Properties Corp. REIT	487,046	5,396,470
GGP, Inc. REIT	2,649,670	62,426,225
HCP, Inc. REIT	2,131,257	68,114,974
Healthcare Realty Trust, Inc. REIT	528,881	18,061,286
Hersha Hospitality Trust REIT	189,737	3,512,032
Highwoods Properties, Inc. REIT	463,423	23,500,180
Hospitality Properties Trust REIT	746,175	21,751,001
Host Hotels & Resorts, Inc. REIT	3,364,825	61,475,353
Hudson Pacific Properties, Inc. REIT	708,852	24,235,650
Independence Realty Trust, Inc. REIT	266,123	2,626,634
Invitation Homes, Inc. REIT	352,418	7,622,801
Kilroy Realty Corp. REIT	447,210	33,607,832
Kimco Realty Corp. REIT	1,936,800	35,540,280
Kite Realty Group Trust REIT	379,622	7,186,244
LaSalle Hotel Properties REIT	514,267	15,325,157
Liberty Property Trust REIT	668,730	27,223,998
Life Storage, Inc. REIT	211,230	15,652,143
LTC Properties, Inc. REIT	179,803	9,240,076
Macerich Co. REIT	540,980	31,409,299
Mack-Cali Realty Corp. REIT	408,055	11,074,613
Mid-America Apartment Communities, Inc. REIT	516,683	54,448,055
Monogram Residential Trust, Inc.	758,614	7,366,142
National Storage Affiliates Trust REIT	202,499	4,679,752
NexPoint Residential Trust, Inc.	80,092	1,993,490
NorthStar Realty Europe Corp. REIT	249,358	3,161,859
Paramount Group, Inc. REIT	830,335	13,285,360
Park Hotels & Resorts, Inc. REIT	653,651	17,622,431
Pebblebrook Hotel Trust	315,879	10,183,939
Pennsylvania Real Estate Investment Trust	316,795	3,586,119
Piedmont Office Realty Trust, Inc. Class A REIT	660,270	13,918,492
Prologis, Inc. REIT	2,411,494	141,410,008
PS Business Parks, Inc. REIT	88,929	11,773,310
Public Storage REIT	679,890	141,777,462
Ramco-Gershenson Properties Trust REIT	360,406	4,649,237
Regency Centers Corp. REIT	665,443	41,683,350
Retail Opportunity Investments Corp. REIT	498,404	9,564,373
Retail Properties of America, Inc. Class A REIT	1,076,015	13,138,143
Rexford Industrial Realty, Inc.	302,593	8,303,152
RLJ Lodging Trust REIT	566,248	11,251,348
Ryman Hospitality Properties, Inc. REIT	232,058	14,854,033
Saul Centers, Inc. REIT	53,101	3,078,796
Senior Housing Properties Trust REIT	1,079,001	22,054,780
Seritage Growth Properties Class A REIT (b)	113,236	4,750,250
Simon Property Group, Inc. REIT	1,419,513	229,620,423
SL Green Realty Corp. REIT	463,217	49,008,359
Summit Hotel Properties, Inc. REIT	472,863	8,818,895
Sun Communities, Inc. REIT	321,248	28,170,237
Sunstone Hotel Investors, Inc. REIT	1,001,441	16,143,229
Tanger Factory Outlet Centers, Inc. REIT	438,132	11,382,669
Taubman Centers, Inc. REIT	275,690	16,417,340
Tier REIT, Inc. REIT	215,093	3,974,919
UDR, Inc. REIT	1,216,460	47,405,446
Universal Health Realty Income Trust REIT	57,208	4,550,325
Urban Edge Properties REIT	449,326	10,662,506
Ventas, Inc. REIT	1,613,783	112,125,643

See accompanying notes to financial statements.

SPDR Dow Jones REIT ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Vornado Realty Trust REIT	783,458	$73,566,706
Washington Prime Group, Inc. REIT	841,859	7,046,360
Washington Real Estate Investment Trust	350,108	11,168,445
Weingarten Realty Investors REIT	536,543	16,149,944
Welltower, Inc. REIT	1,665,090	124,631,987
Xenia Hotels & Resorts, Inc. REIT	485,093	9,396,251

		2,977,528,769

TOTAL COMMON STOCKS (Cost $2,637,153,024)		3,006,479,592

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	6,911,031	6,911,031
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	4,414,810	4,414,810

TOTAL SHORT-TERM INVESTMENTS (Cost $11,325,841)		11,325,841

TOTAL INVESTMENTS — 100.1% (Cost $2,648,478,865)		3,017,805,433
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,904,678)

NET ASSETS — 100.0%		$3,015,900,755

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$28,950,823	$—	$—	$28,950,823
Real Estate Investment Trusts (REITs)	2,977,528,769	—	—	2,977,528,769
Short-Term Investments	11,325,841	—	—	11,325,841

TOTAL INVESTMENTS	$3,017,805,433	$—	$—	$3,017,805,433

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class.	8,262,151	$8,262,151	65,831,888	74,094,039	—	$—	$6,446	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	42,533,838	35,622,807	6,911,031	6,911,031	5,506	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	169,704,589	169,704,589	—	—	13,871	—
State Street Navigator Securities Lending Government Money Market Portfolio*	189,464,977	189,464,977	122,279,224	307,329,391	4,414,810	4,414,810	128,139	—

TOTAL		$197,727,128				$11,325,841	$153,962	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 4.0%
Bank of New York Mellon Corp.	1,256,505	$64,106,885
Northern Trust Corp.	676,537	65,766,162

		129,873,047

DIVERSIFIED BANKS — 9.7%
Bank of America Corp.	2,622,390	63,619,181
Canadian Imperial Bank of Commerce	—	15
Citigroup, Inc.	963,084	64,411,058
JPMorgan Chase & Co.	713,837	65,244,702
US BanCorp	1,173,654	60,936,116
Wells Fargo & Co.	1,153,725	63,927,902

		318,138,974

OTHER DIVERSIFIED FINANCIAL SERVICES — 1.9%
Voya Financial, Inc.	1,679,026	61,939,269

REGIONAL BANKS — 77.5%
Associated Banc-Corp.	1,285,478	32,394,046
BancorpSouth, Inc.	901,209	27,486,875
Bank of Hawaii Corp.	278,445	23,102,582
Bank of the Ozarks, Inc.	1,294,406	60,668,809
BankUnited, Inc.	1,235,726	41,656,323
BB&T Corp.	1,407,284	63,904,766
Cathay General BanCorp	582,460	22,104,357
Chemical Financial Corp.	499,887	24,199,530
CIT Group, Inc.	1,347,969	65,646,090
Citizens Financial Group, Inc.	1,708,086	60,944,509
Columbia Banking System, Inc.	488,476	19,465,769
Comerica, Inc.	854,129	62,556,408
Commerce Bancshares, Inc.	576,592	32,767,723
Community Bank System, Inc.	349,004	19,463,953
Cullen/Frost Bankers, Inc.	635,990	59,725,821
CVB Financial Corp.	602,422	13,512,325
East West Bancorp, Inc.	1,062,296	62,229,300
Fifth Third BanCorp	2,476,985	64,302,531
First Horizon National Corp.	3,412,424	59,444,426
First Republic Bank	619,786	62,040,579
FNB Corp.	4,298,604	60,868,233
Fulton Financial Corp.	1,449,661	27,543,559
Glacier BanCorp, Inc.	412,495	15,101,442
Great Western Bancorp, Inc.	584,958	23,872,136
Hancock Holding Co.	869,894	42,624,806
Home BancShares, Inc.	921,456	22,944,254
Hope Bancorp, Inc.	791,396	14,759,535
Huntington Bancshares, Inc.	4,670,581	63,146,255
IBERIABANK Corp.	697,925	56,880,888
Investors Bancorp, Inc.	3,335,536	44,562,761
KeyCorp.	3,333,683	62,473,219
M&T Bank Corp.	379,952	61,533,226
MB Financial, Inc.	529,240	23,307,730
Old National BanCorp	1,289,729	22,247,825
PacWest BanCorp	1,264,503	59,052,290
People’s United Financial, Inc.	3,512,915	62,038,079
Pinnacle Financial Partners, Inc.	414,895	26,055,406
PNC Financial Services Group, Inc.	503,959	62,929,360
Popular, Inc.	907,575	37,854,953
Prosperity Bancshares, Inc.	653,312	41,968,763
Regions Financial Corp.	4,310,634	63,107,682

Signature Bank (a)	406,570	58,354,992
Sterling BanCorp	2,269,626	52,768,805
SunTrust Banks, Inc.	1,097,701	62,261,601
SVB Financial Group (a)	343,566	60,395,467
Synovus Financial Corp.	1,025,668	45,375,552
TCF Financial Corp.	2,299,367	36,651,910
Texas Capital Bancshares, Inc. (a)	781,762	60,508,379
Trustmark Corp.	486,236	15,637,350
UMB Financial Corp.	289,879	21,700,342
Umpqua Holdings Corp.	2,442,218	44,839,122
United Bankshares, Inc. (b)	891,659	34,953,033
United Community Banks, Inc.	563,218	15,657,460
Valley National BanCorp	2,905,488	34,313,813
Webster Financial Corp.	1,081,858	56,494,625
Western Alliance BanCorp (a)	1,089,337	53,595,380
Wintrust Financial Corp.	568,808	43,479,684
Zions BanCorp	1,466,084	64,375,748

		2,533,852,387

THRIFTS & MORTGAGE FINANCE — 6.7%
Essent Group, Ltd. (a)	944,656	35,084,524
MGIC Investment Corp. (a)	5,331,073	59,708,017
New York Community Bancorp, Inc.	4,540,769	59,620,297
Radian Group, Inc.	2,614,802	42,752,013
Washington Federal, Inc.	657,309	21,822,659

		218,987,510

TOTAL COMMON STOCKS (Cost $2,932,134,234)		3,262,791,187

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	4,010,389	4,010,389
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	586,781	586,781

TOTAL SHORT-TERM INVESTMENTS (Cost $4,597,170)		4,597,170

TOTAL INVESTMENTS — 99.9% (Cost $2,936,731,404)		3,267,388,357
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,011,677

NET ASSETS — 100.0%		$3,270,400,034

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Bank ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$129,873,047	$—	$—	$129,873,047
Diversified Banks	318,138,974	—	—	318,138,974
Other Diversified Financial Services	61,939,269	—	—	61,939,269
Regional Banks	2,533,852,387	—	—	2,533,852,387
Thrifts & Mortgage Finance	218,987,510	—	—	218,987,510
Short-Term Investments	4,597,170	—	—	4,597,170

TOTAL INVESTMENTS	$3,267,388,357	$—	$—	$3,267,388,357

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	5,252,510	$5,252,510	29,621,933	34,874,443	—	$—	$5,263	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	33,807,036	29,796,647	4,010,389	4,010,389	9,641	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	56,367,303	56,367,303	—	—	18,210	—
State Street Navigator Securities Lending Government Money Market Portfolio*	127,748,999	127,748,999	246,766,499	373,928,717	586,781	586,781	73,636	—

TOTAL		$133,001,509				$4,597,170	$106,750	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 40.7%
Affiliated Managers Group, Inc.	13,258	$2,198,972
Ameriprise Financial, Inc.	17,031	2,167,876
Artisan Partners Asset Management, Inc. Class A	71,336	2,190,015
Bank of New York Mellon Corp.	43,521	2,220,441
BlackRock, Inc.	5,141	2,171,610
Cohen & Steers, Inc.	22,703	920,380
Diamond Hill Investment Group, Inc.	1,722	343,367
Eaton Vance Corp.	44,158	2,089,556
Federated Investors, Inc. Class B	79,633	2,249,632
Financial Engines, Inc.	54,198	1,983,647
Franklin Resources, Inc.	49,319	2,208,998
Invesco, Ltd.	62,676	2,205,568
Janus Henderson Group PLC (a)	67,934	2,249,295
Legg Mason, Inc.	55,347	2,112,041
Northern Trust Corp.	23,479	2,282,394
SEI Investments Co.	41,403	2,226,653
State Street Corp. (b)	24,612	2,208,435
T Rowe Price Group, Inc.	29,327	2,176,357
Virtus Investment Partners, Inc.	11,700	1,298,115
Waddell & Reed Financial, Inc. Class A	118,500	2,237,280
WisdomTree Investments, Inc. (c)	220,057	2,237,980

		41,978,612

FINANCIAL EXCHANGES & DATA — 20.8%
CBOE Holdings, Inc.	23,993	2,192,960
CME Group, Inc.	17,318	2,168,906
Donnelley Financial Solutions, Inc. (a)	40,479	929,398
FactSet Research Systems, Inc.	13,143	2,184,104
Intercontinental Exchange, Inc.	33,676	2,219,922
MarketAxess Holdings, Inc.	10,668	2,145,335
Moody’s Corp.	18,409	2,240,007
Morningstar, Inc.	11,590	907,961
MSCI, Inc.	20,673	2,129,112
Nasdaq, Inc.	30,540	2,183,305
S&P Global, Inc.	14,674	2,142,257

		21,443,267

INVESTMENT BANKING & BROKERAGE — 38.3%
BGC Partners, Inc. Class A	170,364	2,153,401
Charles Schwab Corp.	52,173	2,241,352
Cowen, Inc. (a)	66,545	1,081,356
E*TRADE Financial Corp. (a)	58,166	2,212,053
Evercore Partners, Inc. Class A	29,961	2,112,251
Goldman Sachs Group, Inc.	9,685	2,149,102
Greenhill & Co., Inc.	103,872	2,087,827
Houlihan Lokey, Inc.	38,701	1,350,665
Interactive Brokers Group, Inc. Class A	58,501	2,189,107
INTL. FCStone, Inc. (a)	13,232	499,640
Investment Technology Group, Inc.	30,938	657,123
KCG Holdings, Inc. Class A (a)	91,339	1,821,300
Lazard, Ltd. Class A	48,022	2,224,859
LPL Financial Holdings, Inc.	51,948	2,205,712
Moelis & Co. Class A	49,217	1,912,081
Morgan Stanley	47,886	2,133,800
Piper Jaffray Cos	21,151	1,268,002
PJT Partners, Inc. Class A	19,428	781,394
Raymond James Financial, Inc.	27,517	2,207,414

Stifel Financial Corp. (a)	47,142	2,167,589
TD Ameritrade Holding Corp.	54,088	2,325,243
Virtu Financial, Inc. Class A	95,311	1,682,239

		39,463,510

TOTAL COMMON STOCKS (Cost $91,341,304)		102,885,389

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	154,495	154,495
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,848,473	1,848,473

TOTAL SHORT-TERM INVESTMENTS (Cost $2,002,968)		2,002,968

TOTAL INVESTMENTS — 101.7% (Cost $93,344,272)		104,888,357
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,772,619)

NET ASSETS — 100.0%		$103,115,738

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Capital Markets ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Asset Management & Custody Banks	$41,978,612	$—	$—	$41,978,612
Financial Exchanges & Data	21,443,267	—	—	21,443,267
Investment Banking & Brokerage	39,463,510	—	—	39,463,510
Short-Term Investments	2,002,968	—	—	2,002,968

TOTAL INVESTMENTS	$104,888,357	$—	$—	$104,888,357

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp	45,119	$2,432,816	8,919	29,426	24,612	$2,208,435	$36,857	$111,308
State Street Institutional Liquid Reserves Fund, Premier Class	117,181	117,181	666,455	783,636	—	—	222	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	820,899	666,404	154,495	154,495	539	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	2,244,593	2,244,593	—	—	771	—
State Street Navigator Securities Lending Government Money Market Portfolio*	11,032,773	11,032,773	25,212,616	34,396,916	1,848,473	1,848,473	18,401	—

TOTAL		$13,582,770				$4,211,403	$56,790	$111,308

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INSURANCE BROKERS — 10.8%
Aon PLC	144,935	$19,269,108
Arthur J Gallagher & Co.	332,199	19,018,393
Brown & Brown, Inc.	438,550	18,888,349
Marsh & McLennan Cos., Inc.	245,792	19,161,944
Willis Towers Watson PLC	131,964	19,195,483

		95,533,277

LIFE & HEALTH INSURANCE — 25.3%
Aflac, Inc.	246,533	19,150,683
American Equity Investment Life Holding Co.	435,146	11,435,637
Athene Holding, Ltd. Class A (a)	384,352	19,067,703
CNO Financial Group, Inc.	921,393	19,238,686
Genworth Financial, Inc. Class A (a)	5,229,597	19,715,581
Lincoln National Corp.	281,768	19,041,881
MetLife, Inc.	363,854	19,990,139
Primerica, Inc.	259,503	19,657,352
Principal Financial Group, Inc.	296,266	18,981,763
Prudential Financial, Inc.	178,412	19,293,474
Torchmark Corp.	250,457	19,159,960
Unum Group.	413,622	19,287,194

		224,020,053

MULTI-LINE INSURANCE — 10.9%
American Financial Group, Inc.	193,303	19,208,519
American International Group, Inc.	299,571	18,729,179
Assurant, Inc.	189,081	19,605,809
Hartford Financial Services Group, Inc.	373,259	19,622,226
Loews Corp.	405,093	18,962,403

		96,128,136

PROPERTY & CASUALTY INSURANCE — 42.2%
Allied World Assurance Co. Holdings AG	366,150	19,369,335
Allstate Corp.	220,121	19,467,501
AmTrust Financial Services, Inc. (b)	1,439,234	21,790,003
Arch Capital Group, Ltd. (a)	207,183	19,328,102
Argo Group International Holdings, Ltd.	89,863	5,445,698
Aspen Insurance Holdings, Ltd.	246,578	12,291,913
Assured Guaranty, Ltd.	461,428	19,260,005
Axis Capital Holdings, Ltd.	296,045	19,142,270
Chubb, Ltd.	131,163	19,068,477
Cincinnati Financial Corp.	267,897	19,409,138
First American Financial Corp.	407,364	18,205,097
FNF Group	450,439	20,193,180
Hanover Insurance Group, Inc.	174,652	15,479,407
Markel Corp. (a)	19,384	18,916,070
Mercury General Corp. (b)	118,419	6,394,626
Old Republic International Corp	910,991	17,791,654
ProAssurance Corp.	118,607	7,211,306
Progressive Corp.	442,280	19,500,125
RLI Corp.	110,622	6,042,174
Travelers Cos., Inc.	153,555	19,429,314
White Mountains Insurance Group, Ltd.	12,653	10,990,775
WR Berkley Corp.	278,360	19,254,161
XL Group, Ltd.	451,720	19,785,336

		373,765,667

REINSURANCE — 10.5%
Alleghany Corp. (a)	32,512	19,338,137
Everest Re Group, Ltd.	75,215	19,148,987
Reinsurance Group of America, Inc.	150,278	19,294,192
RenaissanceRe Holdings, Ltd.	135,052	18,778,981
Validus Holdings, Ltd.	317,461	16,498,448

		93,058,745

TOTAL COMMON STOCKS (Cost $805,704,045)		882,505,878

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	2,196,474	2,196,474
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,523,155	1,523,155

TOTAL SHORT-TERM INVESTMENTS (Cost $3,719,629)		3,719,629

TOTAL INVESTMENTS — 100.1% (Cost $809,423,674)		886,225,507
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(689,692)

NET ASSETS — 100.0%		$885,535,815

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Insurance ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Insurance Brokers	$95,533,277	$—	$—	$95,533,277
Life & Health Insurance	224,020,053	—	—	224,020,053
Multi-line Insurance	96,128,136	—	—	96,128,136
Property & Casualty Insurance	373,765,667	—	—	373,765,667
Reinsurance	93,058,745	—	—	93,058,745
Short-Term Investments	3,719,629	—	—	3,719,629

TOTAL INVESTMENTS	$886,225,507	$—	$—	$886,225,507

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,113,237	$1,113,237	4,005,565	5,118,802	—	$—	$1,056	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	7,571,662	5,375,188	2,196,474	2,196,474	2,109	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	37,395,471	37,395,471	—	—	4,926	—
State Street Navigator Securities Lending Government Money Market Portfolio*	24,392,904	24,392,904	46,751,619	69,621,368	1,523,155	1,523,155	6,443	—

TOTAL		$25,506,141				$3,719,629	$14,534	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Ameris Bancorp	350,303	$16,884,605
Associated Banc-Corp.	1,527,861	38,502,097
Banc of California, Inc. (a)	2,024,114	43,518,451
BancorpSouth, Inc.	1,071,130	32,669,465
Bank of Hawaii Corp.	330,900	27,454,773
Bank of the Ozarks, Inc.	1,798,412	84,291,570
BankUnited, Inc.	1,468,760	49,511,900
Banner Corp.	210,568	11,899,198
BB&T Corp.	1,954,736	88,764,562
Berkshire Hills Bancorp, Inc.	292,940	10,296,841
BOK Financial Corp.	230,143	19,361,931
Boston Private Financial Holdings, Inc.	770,338	11,824,688
Brookline Bancorp, Inc.	696,725	10,172,185
Capital Bank Financial Corp. Class A	583,966	22,249,105
Cathay General Bancorp	692,279	26,271,988
CenterState Banks, Inc.	558,877	13,893,682
Central Pacific Financial Corp.	222,483	7,001,540
Chemical Financial Corp.	594,122	28,761,446
CIT Group, Inc.	1,872,434	91,187,536
Citizens Financial Group, Inc.	2,372,718	84,658,578
City Holding Co.	96,994	6,388,995
Columbia Banking System, Inc.	580,521	23,133,762
Comerica, Inc.	1,186,481	86,897,868
Commerce Bancshares, Inc.	685,228	38,941,507
Community Bank System, Inc.	416,978	23,254,863
Cullen/Frost Bankers, Inc.	797,706	74,912,570
Customers Bancorp, Inc. (b)	442,400	12,511,072
CVB Financial Corp.	715,978	16,059,387
Eagle Bancorp, Inc. (b)	167,981	10,633,197
East West Bancorp, Inc.	1,475,656	86,443,928
Enterprise Financial Services Corp.	199,403	8,135,642
FCB Financial Holdings, Inc. Class A (b)	399,782	19,089,590
Fifth Third Bancorp	3,440,702	89,320,624
First BanCorp (b)	2,372,910	13,739,149
First Commonwealth Financial Corp.	764,560	9,694,621
First Financial Bancorp	409,855	11,352,984
First Financial Bankshares, Inc. (a)	404,232	17,867,054
First Hawaiian, Inc.	696,046	21,312,929
First Horizon National Corp.	4,740,211	82,574,476
First Interstate BancSystem, Inc. Class A	330,741	12,303,565
First Midwest Bancorp, Inc.	1,395,123	32,520,317
First Republic Bank	860,988	86,184,899
FNB Corp.	5,626,332	79,668,861
Fulton Financial Corp.	1,722,965	32,736,335
Glacier Bancorp, Inc.	490,274	17,948,931
Great Western Bancorp, Inc.	695,260	28,373,561
Hancock Holding Co.	1,033,828	50,657,572
Hanmi Financial Corp.	263,208	7,488,268
HarborOne Bancorp, Inc. (b)	40,523	808,839
Heartland Financial USA, Inc.	165,380	7,789,398
Hilltop Holdings, Inc.	458,451	12,016,001
Home BancShares, Inc.	1,095,207	27,270,654
Hope Bancorp, Inc.	940,633	17,542,805

Huntington Bancshares, Inc.	6,487,840	87,715,597
IBERIABANK Corp.	829,445	67,599,767
Independent Bank Corp.	168,341	11,219,928
Independent Bank Group, Inc.	161,584	9,614,248
International Bancshares Corp.	327,623	11,483,186
Investors Bancorp, Inc.	3,964,313	52,963,222
KeyCorp	4,630,736	86,779,993
LegacyTexas Financial Group, Inc.	451,096	17,200,290
M&T Bank Corp.	527,808	85,478,506
MB Financial, Inc.	629,006	27,701,424
National Bank Holdings Corp. Class A	218,197	7,224,503
NBT Bancorp, Inc.	180,779	6,679,784
OFG Bancorp	546,399	5,463,990
Old National Bancorp	1,532,869	26,441,990
Opus Bank	519,711	12,577,006
Pacific Premier Bancorp, Inc. (b)	452,200	16,686,180
PacWest Bancorp	1,511,033	70,565,241
People’s United Financial, Inc.	4,879,641	86,174,460
Pinnacle Financial Partners, Inc.	493,144	30,969,443
PNC Financial Services Group, Inc.	700,021	87,411,622
Popular, Inc.	1,078,606	44,988,656
Preferred Bank	139,247	7,445,537
Prosperity Bancshares, Inc.	776,562	49,886,343
Regions Financial Corp.	5,987,734	87,660,426
Renasant Corp.	295,355	12,918,828
Seacoast Banking Corp. of Florida (b)	527,058	12,702,098
ServisFirst Bancshares, Inc.	356,606	13,155,195
Signature Bank (b)	564,733	81,056,127
Simmons First National Corp. Class A	277,275	14,667,848
South State Corp.	203,585	17,447,235
Southside Bancshares, Inc.	182,963	6,392,735
State Bank Financial Corp.	161,156	4,370,551
Sterling Bancorp	2,697,451	62,715,736
SunTrust Banks, Inc.	1,524,698	86,480,871
SVB Financial Group (b)	477,217	83,889,976
Synovus Financial Corp.	1,218,951	53,926,392
TCF Financial Corp.	2,732,764	43,560,258
Texas Capital Bancshares, Inc. (b)	1,085,914	84,049,744
Trustmark Corp.	577,893	18,585,039
UMB Financial Corp.	344,518	25,790,617
Umpqua Holdings Corp.	2,902,600	53,291,736
United Bankshares, Inc.	1,059,723	41,541,142
United Community Banks, Inc.	669,378	18,608,708
Valley National Bancorp	3,453,238	40,782,741
Webster Financial Corp.	1,285,843	67,146,721
Westamerica Bancorporation	199,042	11,154,314
Western Alliance Bancorp (b)	1,294,707	63,699,584
Wintrust Financial Corp.	676,080	51,679,555
Zions Bancorp	2,036,510	89,423,154

TOTAL COMMON STOCKS (Cost $3,888,867,361)		3,841,718,612

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	3,666,350	$3,666,350
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	20,974,581	20,974,581

TOTAL SHORT-TERM INVESTMENTS (Cost $24,640,931)		24,640,931

TOTAL INVESTMENTS — 100.4% (Cost $3,913,508,292)		3,866,359,543
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(15,457,692)

NET ASSETS — 100.0%		$3,850,901,851

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Regional Banks	$3,841,718,612	$—	$—	$3,841,718,612
Short-Term Investments	24,640,931	—	—	24,640,931

TOTAL INVESTMENTS	$3,866,359,543	$—	$—	$3,866,359,543

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,291,452	$3,291,452	22,914,366	26,205,818	—	$—	$3,468	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	57,466,538	53,800,188	3,666,350	3,666,350	7,378	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	48,648,553	48,648,553	—	—	16,454	—
State Street Navigator Securities Lending Government Money Market Portfolio*	61,790,990	61,790,990	426,049,415	466,865,824	20,974,581	20,974,581	171,403	—

TOTAL		$65,082,442				$24,640,931	$198,703	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUTOMOBILES — 4.3%
Tesla, Inc. (a)	84,138	$30,425,142

COMMUNICATIONS EQUIPMENT — 15.6%
Arista Networks, Inc. (a)	176,192	26,391,800
Cisco Systems, Inc.	557,202	17,440,423
F5 Networks, Inc. (a)	117,830	14,971,480
Juniper Networks, Inc.	600,779	16,749,718
Motorola Solutions, Inc.	204,316	17,722,370
Palo Alto Networks, Inc. (a)	131,755	17,630,136

		110,905,927

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Corning, Inc.	701,413	21,077,461

INTERNET & CATALOG RETAIL — 9.0%
Amazon.com, Inc. (a)	22,454	21,735,472
Netflix, Inc. (a)	137,151	20,491,731
Priceline Group, Inc. (a)	11,505	21,520,333

		63,747,536

INTERNET SOFTWARE & SERVICES — 12.4%
Alibaba Group Holding, Ltd. ADR (a)	192,181	27,078,303
Alphabet, Inc. Class A (a)	21,087	19,604,162
eBay, Inc. (a)	575,554	20,098,346
Facebook, Inc. Class A (a)	142,169	21,464,675

		88,245,486

IT SERVICES — 12.7%
Accenture PLC Class A	138,563	17,137,472
Automatic Data Processing, Inc.	168,920	17,307,543
Cognizant Technology Solutions Corp. Class A	302,951	20,115,947
International Business Machines Corp.	102,170	15,716,811
Visa, Inc. Class A	217,453	20,392,742

		90,670,515

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.6%
Applied Materials, Inc.	524,112	21,651,067
Broadcom, Ltd.	95,466	22,248,351
Intel Corp.	469,429	15,838,535
Lam Research Corp.	163,108	23,068,364
QUALCOMM, Inc.	256,441	14,160,672

		96,966,989

SOFTWARE — 23.2%
Adobe Systems, Inc. (a)	164,508	23,268,011
Microsoft Corp.	273,562	18,856,629
Oracle Corp.	435,913	21,856,678
salesforce.com, Inc. (a)	243,967	21,127,542
SAP SE ADR.	200,490	20,985,288
ServiceNow, Inc. (a)	218,896	23,202,976
Splunk, Inc. (a)	307,574	17,497,885
VMware, Inc. Class A (a) (b)	210,953	18,443,621

		165,238,630

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.1%
Apple, Inc.	146,953	21,164,171

Western Digital Corp.	253,647	22,473,124

		43,637,295

TOTAL COMMON STOCKS (Cost $489,192,065)		710,914,981

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	532,152	532,152
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	16,897,273	16,897,273

TOTAL SHORT-TERM INVESTMENTS (Cost $17,429,425)		17,429,425

TOTAL INVESTMENTS — 102.3% (Cost $506,621,490)		728,344,406
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(16,707,378)

NET ASSETS — 100.0%		$711,637,028

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Automobiles	$30,425,142	$—	$—	$30,425,142
Communications Equipment	110,905,927	—	—	110,905,927
Electronic Equipment, Instruments & Components	21,077,461	—	—	21,077,461
Internet & Catalog Retail.	63,747,536	—	—	63,747,536
Internet Software & Services	88,245,486	—	—	88,245,486
IT Services.	90,670,515	—	—	90,670,515
Semiconductors & Semiconductor Equipment	96,966,989	—	—	96,966,989
Software	165,238,630	—	—	165,238,630
Technology Hardware, Storage & Peripherals	43,637,295	—	—	43,637,295
Short-Term Investments	17,429,425	—	—	17,429,425

TOTAL INVESTMENTS	$728,344,406	$—	$—	$728,344,406

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	927,485	$927,485	1,669,893	2,597,378	—	$—	$1,392	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,470,423	1,938,271	532,152	532,152	1,278	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	16,485,024	16,485,024	—	—	2,601	—
State Street Navigator Securities Lending Government Money Market Portfolio*	34,544,012	34,544,012	240,002,294	257,649,033	16,897,273	16,897,273	541,812	—

TOTAL		$35,471,497				$17,429,425	$547,083	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
General Dynamics Corp.	593,692	$117,610,385
United Technologies Corp.	1,278,775	156,151,215

		273,761,600

AIR FREIGHT & LOGISTICS — 0.6%
Expeditors International of Washington, Inc.	1,566,525	88,477,332

BANKS — 5.3%
Commerce Bancshares, Inc.	1,822,091	103,549,432
Community Bank System, Inc. (a)	2,595,546	144,753,600
Cullen/Frost Bankers, Inc.	1,686,287	158,359,212
People’s United Financial, Inc.	13,275,190	234,439,855
United Bankshares, Inc.	4,756,639	186,460,249

		827,562,348

BEVERAGES — 3.2%
Brown-Forman Corp. Class B	2,135,700	103,795,020
Coca-Cola Co.	5,060,357	226,957,012
PepsiCo, Inc.	1,482,641	171,230,209

		501,982,241

BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	3,847,468	278,979,905

BUILDING PRODUCTS — 0.5%
AO Smith Corp.	1,331,757	75,017,872

CAPITAL MARKETS — 4.4%
Eaton Vance Corp.	3,635,046	172,010,377
Franklin Resources, Inc.	2,893,134	129,583,472
S&P Global, Inc.	596,139	87,030,332
SEI Investments Co.	1,384,955	74,482,880
T Rowe Price Group, Inc.	2,912,542	216,139,742

		679,246,803

CHEMICALS — 5.8%
Air Products & Chemicals, Inc.	1,278,521	182,905,214
Albemarle Corp.	720,570	76,048,958
Ecolab, Inc.	584,778	77,629,280
HB Fuller Co.	1,340,949	68,535,903
PPG Industries, Inc.	898,233	98,769,701
Praxair, Inc.	1,388,129	183,996,499
RPM International, Inc.	2,625,455	143,218,570
Sherwin-Williams Co.	211,071	74,077,478

		905,181,603

COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	2,263,174	93,966,985
Cintas Corp.	533,474	67,239,063
MSA Safety, Inc.	1,596,414	129,580,924

		290,786,972

CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	1,332,331	115,726,271
Bemis Co., Inc.	3,111,628	143,912,795
Sonoco Products Co.	3,284,848	168,906,884

		428,545,950

DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,961,148	181,916,088

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	7,383,381	278,574,965

ELECTRIC UTILITIES — 1.3%
NextEra Energy, Inc.	1,438,439	201,568,457

ELECTRICAL EQUIPMENT — 1.3%
Emerson Electric Co.	3,397,649	202,567,833

FOOD & STAPLES RETAILING — 2.8%
Sysco Corp.	3,043,914	153,200,192
Wal-Mart Stores, Inc.	2,360,335	178,630,153
Walgreens Boots Alliance, Inc.	1,343,375	105,199,696

		437,030,041

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	3,877,643	160,456,867
Hormel Foods Corp.	3,537,716	120,671,493
Lancaster Colony Corp.	622,575	76,340,147
McCormick & Co., Inc.	1,199,702	116,982,942

		474,451,449

GAS UTILITIES — 4.8%
Atmos Energy Corp.	1,784,030	147,985,289
National Fuel Gas Co.	3,168,917	176,952,325
New Jersey Resources Corp.	3,762,836	149,384,589
UGI Corp.	2,440,362	118,137,924
WGL Holdings, Inc.	1,880,742	156,910,305

		749,370,432

HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Abbott Laboratories	3,426,896	166,581,414
Becton Dickinson and Co.	536,946	104,763,534
C.R. Bard, Inc.	103,333	32,664,595
Medtronic PLC	1,658,000	147,147,500
West Pharmaceutical Services, Inc.	486,265	45,961,768

		497,118,811

HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	1,898,062	147,896,991

HOTELS, RESTAURANTS & LEISURE — 1.3%
McDonald’s Corp.	1,359,077	208,156,233

HOUSEHOLD DURABLES — 1.1%
Leggett & Platt, Inc.	3,219,250	169,107,203

HOUSEHOLD PRODUCTS — 4.8%
Church & Dwight Co., Inc.	1,895,428	98,334,805
Clorox Co.	1,104,555	147,170,908
Colgate-Palmolive Co.	1,871,081	138,703,235
Kimberly-Clark Corp.	1,417,537	183,018,202
Procter & Gamble Co.	2,102,035	183,192,350

		750,419,500

INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.	801,698	166,905,507
Carlisle Cos., Inc.	765,353	73,014,676
Roper Technologies, Inc.	202,016	46,772,764

		286,692,947

INSURANCE — 6.5%
Aflac, Inc.	2,006,142	155,837,110
Brown & Brown, Inc.	1,903,426	81,980,558
Chubb, Ltd.	961,599	139,797,263

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value

Cincinnati Financial Corp.	2,464,460	$178,550,127
Mercury General Corp.	1,536,501	82,971,054
Old Republic International Corp.	11,701,755	228,535,275
RenaissanceRe Holdings, Ltd.	397,884	55,325,770
RLI Corp.	1,528,488	83,486,015

		1,006,483,172

IT SERVICES — 2.1%
Automatic Data Processing, Inc.	1,355,249	138,858,812
International Business Machines Corp.	1,253,120	192,767,450

		331,626,262

LEISURE EQUIPMENT & PRODUCTS — 1.3%
Polaris Industries, Inc. (b)	2,113,688	194,945,444

MACHINERY — 6.6%
Caterpillar, Inc.	2,200,182	236,431,558
Donaldson Co., Inc.	2,109,982	96,088,580
Dover Corp.	1,725,927	138,453,864
Illinois Tool Works, Inc.	909,521	130,288,883
Lincoln Electric Holdings, Inc.	1,150,947	105,990,709
Nordson Corp.	452,314	54,874,735
Pentair PLC	2,195,681	146,100,614
Stanley Black & Decker, Inc.	793,345	111,647,442

		1,019,876,385

MEDIA — 1.8%
John Wiley & Sons, Inc. Class A	1,625,641	85,752,563
Meredith Corp. (a)	3,134,465	186,343,944

		272,096,507

METALS & MINING — 1.0%
Nucor Corp.	2,633,718	152,413,261

MULTI-UTILITIES — 4.8%
Black Hills Corp.	2,485,741	167,712,945
Consolidated Edison, Inc.	2,808,449	226,978,848
MDU Resources Group, Inc.	6,495,298	170,176,808
Vectren Corp.	2,965,187	173,285,528

		738,154,129

MULTILINE RETAIL — 1.7%
Target Corp.	4,961,366	259,429,828

OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp.	2,397,378	250,118,447
Exxon Mobil Corp.	2,833,408	228,741,028

		478,859,475

PHARMACEUTICALS — 1.1%
Johnson & Johnson	1,318,817	174,466,301

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.4%
Essex Property Trust, Inc. REIT	802,359	206,422,900
Federal Realty Investment Trust REIT	1,347,579	170,320,510
National Retail Properties, Inc. REIT	5,762,805	225,325,676
Realty Income Corp. REIT	4,304,886	237,543,609
Tanger Factory Outlet Centers, Inc. REIT	5,971,534	155,140,453

		994,753,148

SOFTWARE — 0.3%
CDK Global, Inc.	833,638	51,735,574

SPECIALTY RETAIL — 1.5%
Lowe’s Cos., Inc.	1,275,050	98,854,626
Ross Stores, Inc.	935,635	54,014,209
TJX Cos., Inc.	1,046,266	75,509,017

		228,377,852

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
VF Corp.	3,420,024	196,993,382

TRADING COMPANIES & DISTRIBUTORS — 0.8%
W.W. Grainger, Inc.	671,449	121,216,688

WATER UTILITIES — 0.9%
Aqua America, Inc.	4,193,476	139,642,751

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Telephone & Data Systems, Inc. (a)	5,381,774	149,344,229

TOTAL COMMON STOCKS (Cost $12,010,981,219)		15,444,827,964

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	12,988,151	12,988,151
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	152,097,469	152,097,469

TOTAL SHORT-TERM INVESTMENTS (Cost $165,085,620)		165,085,620

TOTAL INVESTMENTS — 100.9% (Cost $12,176,066,839)		15,609,913,584
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(131,726,869)

NET ASSETS — 100.0%		$15,478,186,715

(a)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$273,761,600	$—	$—	$273,761,600
Air Freight & Logistics	88,477,332	—	—	88,477,332
Banks	827,562,348	—	—	827,562,348
Beverages	501,982,241	—	—	501,982,241
Biotechnology	278,979,905	—	—	278,979,905
Building Products	75,017,872	—	—	75,017,872
Capital Markets	679,246,803	—	—	679,246,803
Chemicals	905,181,603	—	—	905,181,603
Commercial Services & Supplies	290,786,972	—	—	290,786,972
Containers & Packaging	428,545,950	—	—	428,545,950
Distributors	181,916,088	—	—	181,916,088
Diversified Telecommunication Services	278,574,965	—	—	278,574,965
Electric Utilities	201,568,457	—	—	201,568,457
Electrical Equipment	202,567,833	—	—	202,567,833
Food & Staples Retailing	437,030,041	—	—	437,030,041
Food Products	474,451,449	—	—	474,451,449
Gas Utilities	749,370,432	—	—	749,370,432
Health Care Equipment & Supplies	497,118,811	—	—	497,118,811
Health Care Providers & Services	147,896,991	—	—	147,896,991
Hotels, Restaurants & Leisure	208,156,233	—	—	208,156,233
Household Durables	169,107,203	—	—	169,107,203
Household Products	750,419,500	—	—	750,419,500
Industrial Conglomerates	286,692,947	—	—	286,692,947
Insurance	1,006,483,172	—	—	1,006,483,172
IT Services	331,626,262	—	—	331,626,262
Leisure Equipment & Products	194,945,444	—	—	194,945,444
Machinery	1,019,876,385	—	—	1,019,876,385
Media	272,096,507	—	—	272,096,507
Metals & Mining	152,413,261	—	—	152,413,261
Multi-Utilities	738,154,129	—	—	738,154,129
Multiline Retail	259,429,828	—	—	259,429,828
Oil, Gas & Consumable Fuels	478,859,475	—	—	478,859,475
Pharmaceuticals	174,466,301	—	—	174,466,301
Real Estate Investment Trusts (REITs)	994,753,148	—	—	994,753,148
Software	51,735,574	—	—	51,735,574
Specialty Retail	228,377,852	—	—	228,377,852
Textiles, Apparel & Luxury Goods	196,993,382	—	—	196,993,382
Trading Companies & Distributors	121,216,688	—	—	121,216,688
Water Utilities	139,642,751	—	—	139,642,751
Wireless Telecommunication Services	149,344,229	—	—	149,344,229
Short-Term Investments	165,085,620	—	—	165,085,620

TOTAL INVESTMENTS	$15,609,913,584	$—	$—	$15,609,913,584

See accompanying notes to financial statements.

SPDR S&P Dividend ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Shares Held at 6/30/17	Number of Value at 6/30/17		Dividend Income	Realized Gain (Loss)
Black Hills Corp.	2,594,408	$163,551,480	545,206	653,873	2,485,741	$—	**	$—	$—
Community Bank System, Inc.	—	—	2,651,889	56,343	2,595,546	144,753,600		1,222,554	(23,649)
Cullen/Frost Bankers, Inc.	3,286,079	209,421,815	435,748	2,035,540	1,686,287	—	**	—	—
Meredith Corp.	—	—	3,218,795	84,330	3,134,465	186,343,944		2,933,971	(20,714)
State Street Institutional Liquid Reserves Fund, Premier Class	11,738,494	11,738,494	154,423,430	166,161,924	—	—		38,050	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	231,753,520	218,765,369	12,988,151	12,988,151		54,848	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	564,495,747	564,495,747	—	—		102,080	—
State Street Navigator Securities Lending Government Money Market Portfolio*	591,373,476	591,373,476	1,217,387,436	1,656,663,443	152,097,469	152,097,469		1,739,838	—
Telephone & Data Systems, Inc.	3,468,032	102,861,829	2,833,620	919,878	5,381,774	149,344,229		2,400,982	1,407,172

TOTAL		$1,078,947,094				$645,527,393		$8,492,323	$1,362,809

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.
**	As of June 30, 2017, no longer an affiliate.

See accompanying notes to financial statements.

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	178,355	$6,199,620
Aerojet Rocketdyne Holdings, Inc. (a)	567,191	11,797,573
Aerovironment, Inc. (a)	160,319	6,124,186
Arconic, Inc.	902,392	20,439,179
Astronics Corp. (a)	197,306	6,011,914
Axon Enterprise, Inc. (a) (b)	1,002,465	25,201,970
Boeing Co.	129,924	25,692,471
BWX Technologies, Inc.	515,223	25,117,121
Cubic Corp.	149,378	6,916,201
Curtiss-Wright Corp.	261,929	24,039,844
DigitalGlobe, Inc. (a)	539,302	17,958,757
Engility Holdings, Inc. (a)	170,795	4,850,578
Esterline Technologies Corp. (a)	134,757	12,774,964
General Dynamics Corp.	123,776	24,520,025
HEICO Corp.	180,809	12,989,318
Hexcel Corp.	476,354	25,146,728
Huntington Ingalls Industries, Inc.	127,613	23,756,436
KeyW Holding Corp. (a)	447,256	4,181,844
KLX, Inc. (a)	469,811	23,490,550
Kratos Defense & Security Solutions, Inc. (a)	1,396,063	16,571,268
L3 Technologies, Inc.	148,471	24,806,535
Lockheed Martin Corp.	89,131	24,743,657
Mercury Systems, Inc. (a)	506,434	21,315,807
Moog, Inc. Class A (a)	99,030	7,102,432
National Presto Industries, Inc.	25,147	2,778,743
Northrop Grumman Corp.	96,184	24,691,395
Orbital ATK, Inc.	251,753	24,762,425
Raytheon Co	153,408	24,772,324
Rockwell Collins, Inc.	235,160	24,710,613
Spirit AeroSystems Holdings, Inc. Class A	426,490	24,710,830
Teledyne Technologies, Inc. (a)	151,160	19,295,574

Textron, Inc.	522,086	24,590,250
TransDigm Group, Inc.	91,466	24,592,463
Triumph Group, Inc.	654,424	20,679,798
United Technologies Corp.	204,653	24,990,178
Wesco Aircraft Holdings, Inc. (a)	732,504	7,947,668

TOTAL COMMON STOCKS (Cost $597,978,022)		650,271,239

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	693,298	693,298
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	6,711,712	6,711,712

TOTAL SHORT-TERM INVESTMENTS (Cost $7,405,010)		7,405,010

TOTAL INVESTMENTS — 101.0% (Cost $605,383,032)		657,676,249
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(6,660,605)

NET ASSETS — 100.0%		$651,015,644

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1— Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$650,271,239	$—	$—	$650,271,239
Short-Term Investments	7,405,010	—	—	7,405,010

TOTAL INVESTMENTS	$657,676,249	$—	$—	$657,676,249

See accompanying notes to financial statements.

SPDR S&P Aerospace & Defense ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	290,471	$290,471	748,316	1,038,787	—	$—	$453	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,193,305	2,500,007	693,298	693,298	1,139	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	27,484,016	27,484,016	—	—	3,177	—
State Street Navigator Securities Lending Government Money Market Portfolio*	14,250,595	14,250,595	64,149,614	71,688,497	6,711,712	6,711,712	25,730	—

TOTAL		$14,541,066				$7,405,010	$30,499	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	982,094	$71,211,636
ACADIA Pharmaceuticals, Inc. (a)	2,497,145	69,645,374
Acceleron Pharma, Inc. (a)	549,741	16,706,629
Achaogen, Inc. (a) (b)	1,174,958	25,531,837
Achillion Pharmaceuticals, Inc. (a)	1,745,484	8,011,772
Acorda Therapeutics, Inc. (a)	1,450,739	28,579,558
Agios Pharmaceuticals, Inc. (a)	801,274	41,225,547
Aimmune Therapeutics, Inc. (a)	510,512	10,496,127
Akebia Therapeutics, Inc. (a)	356,288	5,119,859
Alder Biopharmaceuticals, Inc. (a)	1,035,921	11,861,295
Alexion Pharmaceuticals, Inc. (a)	649,276	78,997,411
Alkermes PLC (a)	1,109,696	64,329,077
Alnylam Pharmaceuticals, Inc. (a)	939,454	74,930,851
AMAG Pharmaceuticals, Inc. (a) (c)	1,931,134	35,532,866
Amgen, Inc.	417,101	71,837,305
Amicus Therapeutics, Inc. (a) (b)	3,179,311	32,015,662
Arena Pharmaceuticals, Inc. (a)	272,277	4,593,313
Array BioPharma, Inc. (a)	6,325,568	52,945,004
Avexis, Inc. (a)	584,512	48,023,506
BioCryst Pharmaceuticals, Inc. (a)	2,405,973	13,377,210
Biogen, Inc. (a)	263,314	71,452,887
BioMarin Pharmaceutical, Inc. (a)	758,274	68,866,445
Bioverativ, Inc. (a)	1,200,781	72,250,993
Bluebird Bio, Inc. (a)	611,457	64,233,558
Blueprint Medicines Corp. (a)	668,216	33,858,505
Calithera Biosciences, Inc. (a)	790,160	11,733,876
Cara Therapeutics, Inc. (a) (b) (c)	2,705,340	41,635,183
Celgene Corp. (a)	578,943	75,187,327
Clovis Oncology, Inc. (a)	1,132,214	106,009,197
Coherus Biosciences, Inc. (a)	754,294	10,824,119
Cytokinetics, Inc. (a)	735,955	8,905,055
Eagle Pharmaceuticals, Inc. (a) (b)	484,152	38,194,751
Emergent BioSolutions, Inc. (a)	436,767	14,810,769
Enanta Pharmaceuticals, Inc. (a)	272,972	9,821,533
Epizyme, Inc. (a)	958,403	14,471,885
Esperion Therapeutics, Inc. (a) (b) (c)	1,229,752	56,912,923
Exact Sciences Corp. (a)	2,046,786	72,394,821
Exelixis, Inc. (a)	3,554,396	87,544,773
FibroGen, Inc. (a)	625,008	20,187,758
Five Prime Therapeutics, Inc. (a)	773,785	23,298,666
Flexion Therapeutics, Inc. (a) (b)	889,466	17,985,003
Foundation Medicine, Inc. (a) (b)	276,426	10,987,933
Genomic Health, Inc. (a)	162,873	5,301,516
Geron Corp. (a) (b)	2,220,596	6,151,051
Gilead Sciences, Inc.	1,057,539	74,852,610
Global Blood Therapeutics, Inc. (a)	1,492,568	40,821,735
Halozyme Therapeutics, Inc. (a)	1,546,392	19,824,745
Heron Therapeutics, Inc. (a) (b)	938,306	12,995,538
ImmunoGen, Inc. (a) (b)	2,468,566	17,551,504
Immunomedics, Inc. (a) (b)	2,960,611	26,142,195
Incyte Corp. (a)	574,795	72,372,438
Inovio Pharmaceuticals, Inc. (a) (b)	874,357	6,854,959
Insmed, Inc. (a)	532,999	9,146,263
Intercept Pharmaceuticals, Inc. (a) (b)	516,504	62,533,139

Intrexon Corp. (a) (b)	1,443,711	34,778,998
Ionis Pharmaceuticals, Inc. (a)	1,371,778	69,782,347
Ironwood Pharmaceuticals, Inc. (a)	1,991,974	37,608,469
Juno Therapeutics, Inc. (a) (b)	2,400,277	71,744,280
Keryx Biopharmaceuticals, Inc. (a) (b)	1,575,839	11,393,316
Kite Pharma, Inc. (a) (b)	779,340	80,794,178
La Jolla Pharmaceutical Co. (a)	870,796	25,923,597
Lexicon Pharmaceuticals, Inc. (a) (b)	1,122,655	18,467,675
Ligand Pharmaceuticals, Inc. (a)	312,577	37,946,848
Loxo Oncology, Inc. (a)	179,303	14,378,308
MacroGenics, Inc. (a)	350,301	6,133,771
MiMedx Group, Inc. (a) (b)	1,508,811	22,586,901
Momenta Pharmaceuticals, Inc. (a)	978,538	16,537,292
Myriad Genetics, Inc. (a)	1,351,788	34,930,202
Neurocrine Biosciences, Inc. (a)	1,567,538	72,106,748
OPKO Health, Inc. (a) (b)	6,919,202	45,528,349
Otonomy, Inc. (a)	210,047	3,959,386
Portola Pharmaceuticals, Inc. (a)	1,085,574	60,976,692
Progenics Pharmaceuticals, Inc. (a)	2,034,987	13,817,562
Prothena Corp. PLC (a)	443,930	24,025,492
PTC Therapeutics, Inc. (a)	1,053,165	19,304,514
Puma Biotechnology, Inc. (a)	670,316	58,585,618
Radius Health, Inc. (a) (b)	1,170,239	52,929,910
Regeneron Pharmaceuticals, Inc. (a)	143,820	70,635,755
REGENXBIO, Inc. (a)	421,934	8,333,197
Repligen Corp. (a)	334,926	13,879,333
Retrophin, Inc. (a)	495,779	9,613,155
Sage Therapeutics, Inc. (a)	537,952	42,842,497
Sangamo Therapeutics, Inc. (a)	562,842	4,953,010
Sarepta Therapeutics, Inc. (a)	2,174,233	73,293,394
Seattle Genetics, Inc. (a)	1,025,533	53,061,077
Spark Therapeutics, Inc. (a)	377,933	22,577,717
Spectrum Pharmaceuticals, Inc. (a)	1,254,484	9,345,906
Synergy Pharmaceuticals, Inc. (a) (b)	9,064,764	40,338,200
TESARO, Inc. (a)	493,001	68,951,120
TG Therapeutics, Inc. (a) (b)	1,774,110	17,829,805
Ultragenyx Pharmaceutical, Inc. (a)	764,467	47,481,045
United Therapeutics Corp. (a)	525,517	68,175,320
Vanda Pharmaceuticals, Inc. (a)	765,533	12,478,188
Vertex Pharmaceuticals, Inc. (a)	557,846	71,889,614
Xencor, Inc. (a)	422,124	8,911,038
ZIOPHARM Oncology, Inc. (a) (b)	2,231,762	13,881,560

		3,543,798,876

TOTAL COMMON STOCKS (Cost $3,538,674,587)		3,543,798,876

RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Dyax Corp. (CVR) (expiring 12/31/19) (a) (e) (Cost $954,377)	859,799	954,377

See accompanying notes to financial statements.

SPDR S&P Biotech ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (f) (g)	4,136,397	$4,136,397
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	247,643,061	247,643,061

TOTAL SHORT-TERM INVESTMENTS (Cost $251,779,458)		251,779,458

TOTAL INVESTMENTS — 107.0% (Cost $3,791,408,422)		3,796,532,711
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(247,564,058)

NET ASSETS — 100.0%		$3,548,968,653

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $954,377 representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2017.
(h)	Investment of cash collateral for securities loaned.

CVR = Contingent Value Rights

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology.	$3,543,798,876	$—	$—	$3,543,798,876
Rights
Biotechnology.	—	954,377	—	954,377
Short-Term Investments	251,779,458	—	—	251,779,458

TOTAL INVESTMENTS	$3,795,578,334	$954,377	$—	$3,796,532,711

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
AMAG Pharmaceuticals, Inc.	1,150,880	$27,529,050	4,843,543	4,063,289	1,931,134	$35,532,866	$—	$4,602,269
Cara Therapeutics, Inc.	—	—	3,076,375	371,035	2,705,340	41,635,183	—	2,010,576
Esperion Therapeutics, Inc.	—	—	1,504,041	274,289	1,229,752	56,912,923	—	3,195,115
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	9,655,871	9,655,871	—	—	2,073	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	11,078,194	6,941,797	4,136,397	4,136,397	5,209	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	51,765,901	51,765,901	—	—	4,788	—
State Street Navigator Securities Lending Government Money Market Portfolio*	418,684,146	418,684,146	1,785,937,146	1,956,978,231	247,643,061	247,643,061	6,448,034	—

TOTAL		$446,213,196				$385,860,430	$6,460,104	$9,807,960

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 73.8%
Abaxis, Inc.	23,042	$1,221,687
Abbott Laboratories	50,419	2,450,868
ABIOMED, Inc. (a)	16,882	2,419,191
Accuray, Inc. (a)	224,532	1,066,527
Analogic Corp.	26,663	1,937,067
AngioDynamics, Inc. (a)	58,136	942,385
AtriCure, Inc. (a) (b)	35,704	865,822
Baxter International, Inc.	40,475	2,450,356
Becton Dickinson and Co.	12,418	2,422,876
Boston Scientific Corp. (a)	85,706	2,375,770
C.R. Bard, Inc.	7,587	2,398,327
Cantel Medical Corp.	31,427	2,448,478
Cardiovascular Systems, Inc. (a)	59,548	1,919,232
CONMED Corp.	30,981	1,578,172
CryoLife, Inc.	34,050	679,298
Danaher Corp.	28,220	2,381,486
DexCom, Inc. (a) (b)	34,561	2,528,137
Edwards Lifesciences Corp. (a)	20,534	2,427,940
GenMark Diagnostics, Inc. (a)	56,573	669,259
Glaukos Corp. (a) (b)	58,169	2,412,268
Globus Medical, Inc. Class A (a)	73,410	2,433,542
Hill-Rom Holdings, Inc.	30,402	2,420,303
Hologic, Inc. (a)	53,378	2,422,294
IDEXX Laboratories, Inc. (a)	14,489	2,338,814
Inogen, Inc. (a)	26,275	2,507,160
Insulet Corp. (a) (b)	57,579	2,954,378
Integer Holdings Corp. (a)	54,416	2,353,492
Integra LifeSciences Holdings Corp. (a) (b)	46,012	2,508,114
Intuitive Surgical, Inc. (a)	2,603	2,434,768
Invacare Corp. (b)	73,007	963,692
K2M Group Holdings, Inc. (a)	87,392	2,128,869
LivaNova PLC (a)	40,180	2,459,418
Masimo Corp. (a)	26,818	2,445,265
Medtronic PLC	27,547	2,444,796
Natus Medical, Inc. (a)	68,713	2,562,995
Nevro Corp. (a) (b)	34,278	2,551,312
NuVasive, Inc. (a)	30,133	2,317,830
NxStage Medical, Inc. (a)	104,623	2,622,899
Orthofix International NV (a)	32,258	1,499,352
Penumbra, Inc. (a)	28,727	2,520,794
ResMed, Inc. (b)	32,449	2,526,804
STERIS PLC	29,886	2,435,709
Stryker Corp.	16,807	2,332,475
Teleflex, Inc.	11,921	2,476,707
Varex Imaging Corp. (a) (b)	71,473	2,415,787
Varian Medical Systems, Inc. (a) (b)	23,314	2,405,772
Wright Medical Group NV (a) (b)	91,006	2,501,755
Zimmer Biomet Holdings, Inc.	19,050	2,446,020

		104,026,262

HEALTH CARE SUPPLIES — 26.1%
Alere, Inc. (a)	47,726	2,395,368
Align Technology, Inc. (a)	16,019	2,404,772
Anika Therapeutics, Inc. (a)	27,907	1,376,931
Atrion Corp.	1,043	670,962
Cooper Cos., Inc.	10,043	2,404,495

DENTSPLY SIRONA, Inc.	37,643	2,440,772
Endologix, Inc. (a) (b)	411,134	1,998,111
Haemonetics Corp. (a)	57,634	2,275,967
Halyard Health, Inc. (a)	62,597	2,458,810
ICU Medical, Inc. (a)	14,189	2,447,603
Lantheus Holdings, Inc. (a)	93,327	1,647,222
Meridian Bioscience, Inc.	62,872	990,234
Merit Medical Systems, Inc. (a)	67,833	2,587,829
Neogen Corp. (a)	25,463	1,759,748
OraSure Technologies, Inc. (a)	157,176	2,712,858
Quidel Corp. (a)	39,396	1,069,207
Spectranetics Corp. (a)	73,063	2,805,619
West Pharmaceutical Services, Inc.	24,345	2,301,089

		36,747,597

TOTAL COMMON STOCKS (Cost $121,690,288)		140,773,859

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $155,527)	155,527	155,527

TOTAL INVESTMENTS — 100.0% (Cost $121,845,815)		140,929,386
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(2,417)

NET ASSETS — 100.0%		$140,926,969

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Equipment	$104,026,262	$—	$—	$104,026,262
Health Care Supplies	36,747,597	—	—	36,747,597
Short-Term Investment	155,527	—	—	155,527

TOTAL INVESTMENTS	$140,929,386	$—	$—	$140,929,386

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	27,683	$27,683	290,509	318,192	—	$—	$58	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	268,241	112,714	155,527	155,527	198	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	7,615,788	7,615,788	—	—	497	—
State Street Navigator Securities Lending Government Money Market Portfolio*	7,247,537	7,247,537	13,476,927	20,724,464	—	—	15,444	—

TOTAL		$7,275,220				$155,527	$16,197	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE SERVICES — 34.9%
Almost Family, Inc. (a)	17,568	$1,083,067
Amedisys, Inc. (a)	39,041	2,452,165
AMN Healthcare Services, Inc. (a)	69,588	2,717,411
BioTelemetry, Inc. (a)	83,848	2,804,716
Chemed Corp.	12,101	2,475,018
Cross Country Healthcare, Inc. (a)	51,437	664,052
DaVita, Inc. (a)	39,667	2,568,835
Diplomat Pharmacy, Inc. (a)	121,918	1,804,386
Envision Healthcare Corp. (a)	45,546	2,854,368
Express Scripts Holding Co. (a)	41,644	2,658,553
Laboratory Corp. of America Holdings (a)	18,188	2,803,498
Landauer, Inc.	5,017	262,389
LHC Group, Inc. (a)	19,414	1,318,017
MEDNAX, Inc. (a)	45,685	2,758,003
Premier, Inc. Class A (a)	71,796	2,584,656
Providence Service Corp. (a)	14,529	735,313
Quest Diagnostics, Inc.	23,590	2,622,264
Teladoc, Inc. (a) (b)	80,801	2,803,795
Tivity Health, Inc. (a)	62,361	2,485,086

		40,455,592

HEALTH CARE DISTRIBUTORS — 14.7%
Aceto Corp.	45,163	697,768
AmerisourceBergen Corp.	27,767	2,624,815
Cardinal Health, Inc.	34,008	2,649,903
Henry Schein, Inc. (a)	13,768	2,519,819
McKesson Corp.	15,651	2,575,216
Owens & Minor, Inc.	79,299	2,552,635
Patterson Cos., Inc.	55,439	2,602,861
PharMerica Corp. (a)	32,767	860,134

		17,083,151

HEALTH CARE FACILITIES — 28.0%
Acadia Healthcare Co., Inc. (a) (b)	56,780	2,803,796
Brookdale Senior Living, Inc. (a)	181,760	2,673,690
Capital Senior Living Corp. (a)	74,897	1,139,183
Community Health Systems, Inc. (a)	303,007	3,017,950
Ensign Group, Inc.	42,678	929,100
HCA Healthcare, Inc. (a)	30,601	2,668,407
HealthSouth Corp.	54,832	2,653,869
Kindred Healthcare, Inc.	211,262	2,461,202
LifePoint Health, Inc. (a)	40,178	2,697,953
Select Medical Holdings Corp. (a)	124,402	1,909,571
Surgery Partners, Inc. (a)	36,900	839,475
Tenet Healthcare Corp. (a)	142,392	2,753,861
Universal Health Services, Inc. Class B	22,546	2,752,416
US Physical Therapy, Inc.	10,810	652,924
VCA, Inc. (a)	27,659	2,553,202

		32,506,599

MANAGED HEALTH CARE — 22.2%
Aetna, Inc.	17,073	2,592,193
Anthem, Inc.	13,683	2,574,183
Centene Corp. (a)	32,999	2,635,960
Cigna Corp.	15,338	2,567,428
HealthEquity, Inc. (a)	49,181	2,450,689
Humana, Inc.	11,135	2,679,304

Magellan Health, Inc. (a)	28,181	2,054,395
Molina Healthcare, Inc. (a)	37,488	2,593,420
Triple-S Management Corp. Class B (a)	20,818	352,032
UnitedHealth Group, Inc.	14,093	2,613,124
WellCare Health Plans, Inc. (a)	14,411	2,587,639

		25,700,367

TOTAL COMMON STOCKS (Cost $111,019,383)		115,745,709

SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	154,326	154,326
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,432,587	1,432,587

TOTAL SHORT-TERM INVESTMENTS (Cost $1,586,913)		1,586,913

TOTAL INVESTMENTS — 101.2% (Cost $112,606,296)		117,332,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(1,419,351)

NET ASSETS — 100.0%		$115,913,271

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Health Care Services ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Health Care Services	$40,455,592	$—	$—	$40,455,592
Health Care Distributors	17,083,151	—	—	17,083,151
Health Care Facilities	32,506,599	—	—	32,506,599
Managed Health Care	25,700,367	—	—	25,700,367
Short-Term Investments	1,586,913	—	—	1,586,913

TOTAL INVESTMENTS	$117,332,622	$—	$—	$117,332,622

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	339,271	$339,271	1,009,531	1,348,802	—	$—	$414	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	255,937	101,611	154,326	154,326	187	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,585,991	1,585,991	—	—	388	—
State Street Navigator Securities Lending Government Money Market Portfolio*	19,089,662	19,089,662	54,694,927	72,352,002	1,432,587	1,432,587	68,848	—

TOTAL		$19,428,933				$1,586,913	$69,837	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 31.9%
Allegion PLC	482,799	$39,164,655
AO Smith Corp.	532,892	30,017,806
Armstrong World Industries, Inc. (a)	358,037	16,469,702
Fortune Brands Home & Security, Inc.	735,949	48,013,313
Johnson Controls International PLC	1,107,541	48,022,978
Lennox International, Inc.	183,714	33,737,239
Masco Corp.	1,251,844	47,832,959
Masonite International Corp. (a)	124,789	9,421,570
Owens Corning	571,474	38,243,040
USG Corp. (a)	861,273	24,994,142

		335,917,404

HOME FURNISHINGS — 11.6%
Leggett & Platt, Inc.	608,226	31,950,112
Mohawk Industries, Inc. (a)	194,056	46,901,394
Tempur Sealy International, Inc. (a) (b)	798,572	42,635,759

		121,487,265

HOME IMPROVEMENT RETAIL — 8.8%
Home Depot, Inc.	304,666	46,735,764
Lowe’s Cos., Inc.	592,437	45,931,641

		92,667,405

HOMEBUILDING — 31.9%
CalAtlantic Group, Inc.	651,587	23,033,600
Cavco Industries, Inc. (a)	21,759	2,821,054
D.R. Horton, Inc.	1,385,915	47,911,082
Installed Building Products, Inc. (a)	94,203	4,988,049
Lennar Corp. Class A	896,087	47,779,359
LGI Homes, Inc. (a) (b)	193,922	7,791,786
M/I Homes, Inc. (a)	130,808	3,734,568
MDC Holdings, Inc.	290,647	10,268,558
NVR, Inc. (a)	17,311	41,730,070
PulteGroup, Inc.	1,987,784	48,760,342
Taylor Morrison Home Corp. Class A (a)	692,420	16,625,004
Toll Brothers, Inc.	1,231,353	48,650,757
TopBuild Corp. (a)	180,041	9,554,776
TRI Pointe Group, Inc. (a)	1,305,921	17,225,098
William Lyon Homes Class A (a)	187,013	4,514,494

		335,388,597

HOMEFURNISHING RETAIL — 8.2%
Bed Bath & Beyond, Inc.	1,307,325	39,742,680
Williams-Sonoma, Inc.	960,561	46,587,209

		86,329,889

HOUSEHOLD APPLIANCES — 7.4%
Helen of Troy, Ltd. (a)	84,942	7,993,042
iRobot Corp. (a)	274,296	23,079,265
Whirlpool Corp.	243,964	46,748,382

		77,820,689

TOTAL COMMON STOCKS (Cost $1,063,291,585)		1,049,611,249

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	1,566,802	1,566,802
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	9,981,598	9,981,598

TOTAL SHORT-TERM INVESTMENTS (Cost $11,548,400)		11,548,400

TOTAL INVESTMENTS — 100.9% (Cost $1,074,839,985)		1,061,159,649
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(9,303,047)

NET ASSETS — 100.0%		$1,051,856,602

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Homebuilders ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Building Products	$335,917,404	$—	$—	$335,917,404
Home Furnishings	121,487,265	—	—	121,487,265
Home Improvement Retail	92,667,405	—	—	92,667,405
Homebuilding	335,388,597	—	—	335,388,597
Homefurnishing Retail	86,329,889	—	—	86,329,889
Household Appliances	77,820,689	—	—	77,820,689
Short-Term Investments	11,548,400	—	—	11,548,400

TOTAL INVESTMENTS	$1,061,159,649	$—	$—	$1,061,159,649

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,309,021	$1,309,021	4,612,028	5,921,049	—	$—	$1,645	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,998,104	2,431,302	1,566,802	1,566,802	1,805	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	19,223,509	19,223,509	—	—	4,080	—
State Street Navigator Securities Lending Government Money Market Portfolio*	74,415,907	74,415,907	226,771,314	291,205,623	9,981,598	9,981,598	187,584	—

TOTAL		$75,724,928				$11,548,400	$195,114	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTERNET & CATALOG RETAIL — 27.9%
Amazon.com, Inc. (a)	59	$57,112
Etsy, Inc. (a)	4,260	63,900
Expedia, Inc.	399	59,431
Groupon, Inc. (a)	18,850	72,384
HSN, Inc.	1,777	56,686
Liberty Expedia Holdings, Inc. Class A (a)	1,134	61,259
Liberty Interactive Corp. QVC Group Class A (a)	2,409	59,117
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,116	59,346
Liberty Ventures Series A (a)	1,089	56,944
Netflix, Inc. (a)	363	54,236
Nutrisystem, Inc.	1,246	64,854
PetMed Express, Inc.	1,000	40,600
Priceline Group, Inc. (a)	31	57,986
Shutterfly, Inc. (a)	1,185	56,287
TripAdvisor, Inc. (a)	1,529	58,408
Wayfair, Inc. Class A (a)	818	62,888

		941,438

INTERNET SOFTWARE & SERVICES — 72.0%
2U, Inc. (a)	1,296	60,808
Actua Corp. (a)	1,026	14,415
Akamai Technologies, Inc. (a)	1,191	59,324
Alarm.com Holdings, Inc. (a)	1,302	48,994
Alphabet, Inc. Class C (a)	60	54,524
Bankrate, Inc. (a)	2,495	32,061
Benefitfocus, Inc. (a) (b)	971	35,296
Blucora, Inc. (a)	2,816	59,699
Box, Inc. Class A (a)	3,104	56,617
Cars.com, Inc. (a)	2,220	59,119
Cornerstone OnDemand, Inc. (a)	1,549	55,377
CoStar Group, Inc. (a)	227	59,837
Coupa Software, Inc. (a)	1,848	53,555
eBay, Inc. (a)	1,640	57,269
Endurance International Group Holdings, Inc. (a)	3,482	29,075
Envestnet, Inc. (a)	1,532	60,667
Facebook, Inc. Class A (a)	383	57,825
Five9, Inc. (a)	2,150	46,268
GoDaddy, Inc. Class A (a)	1,352	57,352
Gogo, Inc. (a) (b)	4,936	56,912
GrubHub, Inc. (a)	1,322	57,639
GTT Communications, Inc. (a)	1,287	40,734
Hortonworks, Inc. (a)	3,607	46,458
IAC/InterActiveCorp (a)	560	57,814
j2 Global, Inc.	666	56,670
LivePerson, Inc. (a)	1,200	13,200
LogMeIn, Inc.	515	53,818
Match Group, Inc. (a)	3,103	53,930
MINDBODY, Inc. Class A (a)	2,054	55,869
New Relic, Inc. (a)	1,388	59,698
NIC, Inc.	1,981	37,540
Nutanix, Inc. Class A (a) (b)	3,278	66,052
Pandora Media, Inc. (a) (b)	6,726	59,996
Q2 Holdings, Inc. (a)	1,399	51,693
Quotient Technology, Inc. (a)	2,270	26,105

Shutterstock, Inc. (a)	1,278	56,334
SPS Commerce, Inc. (a)	619	39,467
Stamps.com, Inc. (a)	391	60,556
Trade Desk Inc Class A (a)	1,116	55,923
TrueCar, Inc. (a)	3,030	60,388
Twilio, Inc. Class A (a) (b)	2,326	67,710
Twitter, Inc. (a)	3,391	60,597
VeriSign, Inc. (a)	621	57,728
Web.com Group, Inc. (a)	1,401	35,445
WebMD Health Corp. (a)	985	57,770
Yelp, Inc. (a)	1,923	57,728
Zillow Group, Inc. Class C (a)	1,289	63,174

		2,425,030

TOTAL COMMON STOCKS (Cost $2,776,915)		3,366,468

SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	4,038	4,038
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	263,897	263,897

TOTAL SHORT-TERM INVESTMENTS (Cost $267,935)		267,935
TOTAL INVESTMENTS — 107.9% (Cost $3,044,850)		3,634,403
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(264,553)

NET ASSETS — 100.0%		$3,369,850

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Internet ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Internet & Catalog Retail	$941,438	$—	$—	$941,438
Internet Software & Services	2,425,030	—	—	2,425,030
Short-Term Investments	267,935	—	—	267,935

TOTAL INVESTMENTS	$3,634,403	$—	$—	$3,634,403

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	199,218	$199,218	225,419	424,637	—	$—	$20	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	9,977	5,939	4,038	4,038	7	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	564,605	564,605	—	—	52	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	586,747	322,850	263,897	263,897	419	—

TOTAL		$199,218				$267,935	$498	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 11.4%
Alcoa Corp.	941,681	$30,745,885
Century Aluminum Co. (a)	1,897,815	29,567,958
Kaiser Aluminum Corp.	208,768	18,480,143

		78,793,986

COAL & CONSUMABLE FUELS — 8.9%
Arch Coal, Inc. Class A	443,869	30,316,253
CONSOL Energy, Inc. (a)	2,104,664	31,443,680

		61,759,933

COPPER — 4.3%
Freeport-McMoRan, Inc. (a)	2,514,968	30,204,766

DIVERSIFIED METALS & MINING — 5.3%
Compass Minerals International, Inc.	471,759	30,805,862
Materion Corp.	153,907	5,756,122

		36,561,984

GOLD — 11.6%
McEwen Mining, Inc. (b)	7,522,707	19,784,719
Newmont Mining Corp.	906,327	29,355,932
Royal Gold, Inc.	399,896	31,259,870

		80,400,521

SILVER — 7.9%
Coeur Mining, Inc. (a)	3,191,539	27,383,405
Hecla Mining Co.	5,341,155	27,239,890

		54,623,295

STEEL — 50.5%
AK Steel Holding Corp. (a)	4,981,701	32,729,776
Allegheny Technologies, Inc. (b)	1,836,124	31,232,469
Carpenter Technology Corp.	398,741	14,924,876
Cliffs Natural Resources, Inc. (a)	5,104,415	35,322,552
Commercial Metals Co.	1,619,828	31,473,258
Haynes International, Inc.	127,062	4,613,621
Nucor Corp.	519,948	30,089,391
Reliance Steel & Aluminum Co.	411,634	29,971,071
Schnitzer Steel Industries, Inc. Class A	739,681	18,639,961
Steel Dynamics, Inc.	862,771	30,895,829
SunCoke Energy, Inc. (a)	1,235,053	13,462,078
TimkenSteel Corp. (a)	989,449	15,207,831
United States Steel Corp.	1,424,692	31,542,681
Worthington Industries, Inc.	583,867	29,321,801

		349,427,195

TOTAL COMMON STOCKS (Cost $780,297,072)		691,771,680

SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	153,872	153,872
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	17,092,936	17,092,936

TOTAL SHORT-TERM INVESTMENTS (Cost $17,246,808)		17,246,808

TOTAL INVESTMENTS — 102.4% (Cost $797,543,880)		709,018,488
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(16,934,346)

NET ASSETS — 100.0%		$692,084,142

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aluminum	$78,793,986	$—	$—	$78,793,986
Coal & Consumable Fuels	61,759,933	—	—	61,759,933
Copper	30,204,766	—	—	30,204,766
Diversified Metals & Mining	36,561,984	—	—	36,561,984
Gold	80,400,521	—	—	80,400,521
Silver	54,623,295	—	—	54,623,295
Steel	349,427,195	—	—	349,427,195
Short-Term Investments	17,246,808	—	—	17,246,808

TOTAL INVESTMENTS	$709,018,488	$—	$—	$709,018,488

See accompanying notes to financial statements.

SPDR S&P Metals & Mining ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17		Dividend Income	Realized Gain (Loss)
Schnitzer Steel Industries, Inc. Class A	1,735,856	$30,551,066	3,336,449	4,332,624	739,681	$—	**	$—	$—
State Street Institutional Liquid Reserves Fund, Premier Class.	1,184,183	1,184,183	4,674,108	5,858,291	—	—		931	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares.	—	—	2,445,818	2,291,946	153,872	153,872		1,313	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	7,454,848	7,454,848	—	—		3,034	—
State Street Navigator Securities Lending Government Money Market Portfolio*	105,496,779	105,496,779	476,468,278	564,872,121	17,092,936	17,092,936		371,802	—

TOTAL		$137,232,028				$17,246,808		$377,080	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.
**	As of June 30, 2017, no longer an affiliate.

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 31.1%
Atwood Oceanics, Inc. (a)	892,800	$7,276,320
Diamond Offshore Drilling, Inc. (a) (b)	756,096	8,188,520
Ensco PLC Class A	1,436,219	7,410,890
Helmerich & Payne, Inc. (b)	161,229	8,761,184
Nabors Industries, Ltd.	1,029,839	8,382,889
Noble Corp. PLC	2,207,926	7,992,692
Patterson-UTI Energy, Inc.	416,605	8,411,255
Rowan Cos. PLC Class A (a)	716,931	7,341,373
Transocean, Ltd. (a)	974,900	8,023,427
Unit Corp. (a)	449,478	8,418,723

		80,207,273

OIL & GAS EQUIPMENT & SERVICES — 68.7%
Archrock, Inc.	346,752	3,952,973
Baker Hughes, Inc.	154,660	8,430,517
Basic Energy Services, Inc. (a)	314,579	7,833,017
Core Laboratories NV	80,466	8,148,792
Dril-Quip, Inc. (a)	166,237	8,112,366
Exterran Corp. (a)	128,392	3,428,066
Fairmount Santrol Holdings, Inc. (a) (b)	1,891,775	7,377,923
Forum Energy Technologies, Inc. (a)	506,679	7,904,192
Frank’s International NV (b)	547,655	4,540,060
Halliburton Co.	191,477	8,177,983
Helix Energy Solutions Group, Inc. (a)	1,176,257	6,634,089
Keane Group, Inc. (a) (b)	560,622	8,969,952
McDermott International, Inc. (a)	1,299,376	9,316,526
National Oilwell Varco, Inc.	251,100	8,271,234
Newpark Resources, Inc. (a)	381,707	2,805,546
Oceaneering International, Inc.	342,046	7,812,331
Oil States International, Inc. (a)	296,722	8,056,002
RPC, Inc. (b)	422,253	8,533,733
Schlumberger, Ltd.	123,243	8,114,319
SEACOR Holdings, Inc. (a)	81,350	2,790,305
SEACOR Marine Holdings, Inc. (a)	167,120	3,402,563
Superior Energy Services, Inc. (a)	811,794	8,467,011
TechnipFMC PLC (a)	300,955	8,185,976
TETRA Technologies, Inc. (a)	800,592	2,233,652
US Silica Holdings, Inc.	236,120	8,379,899
Weatherford International PLC (a) (b)	1,925,737	7,452,602

		177,331,629

TOTAL COMMON STOCKS (Cost $355,865,266)		257,538,902

SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	375,653	375,653
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	14,191,051	14,191,051

TOTAL SHORT-TERM INVESTMENTS (Cost $14,566,704)		14,566,704

TOTAL INVESTMENTS — 105.5% (Cost $370,431,970)		272,105,606
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(14,105,559)

NET ASSETS — 100.0%		$258,000,047

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Oil & Gas Drilling	$80,207,273	$—	$—	$80,207,273
Oil & Gas Equipment & Services	177,331,629	—	—	177,331,629
Short-Term Investments	14,566,704	—	—	14,566,704

TOTAL INVESTMENTS	$272,105,606	$—	$—	$272,105,606

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	281,684	$281,684	941,868	1,223,552	—	$—	$489	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	884,776	509,123	375,653	375,653	406	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,582,189	1,582,189	—	—	799	—
State Street Navigator Securities Lending Government Money Market Portfolio*	35,848,513	35,848,513	162,761,425	184,418,887	14,191,051	14,191,051	172,622	—

TOTAL		$36,130,197				$14,566,704	$174,316	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 100.0%
INTEGRATED OIL & GAS — 5.8%
Chevron Corp.	430,962	$44,962,266
Exxon Mobil Corp.	558,333	45,074,223
Occidental Petroleum Corp.	751,565	44,996,197

		135,032,686

OIL & GAS EXPLORATION & PRODUCTION — 78.2%
Anadarko Petroleum Corp.	955,620	43,327,811
Antero Resources Corp. (a)	2,132,649	46,086,545
Apache Corp.	948,556	45,464,289
Cabot Oil & Gas Corp.	2,004,051	50,261,599
California Resources Corp. (a) (b) (c)	2,581,026	22,067,772
Callon Petroleum Co. (a)	4,138,323	43,907,607
Carrizo Oil & Gas, Inc. (a)	2,232,332	38,887,223
Centennial Resource Development, Inc. (a) (b)	1,809,458	28,625,626
Chesapeake Energy Corp. (a) (b)	9,225,993	45,853,185
Cimarex Energy Co.	459,079	43,158,017
Concho Resources, Inc. (a)	370,125	44,981,291
ConocoPhillips	1,023,061	44,973,762
Continental Resources, Inc. (a)	1,301,148	42,066,115
Denbury Resources, Inc. (a)	12,229,401	18,710,984
Devon Energy Corp.	1,407,394	44,994,386
Diamondback Energy, Inc. (a)	508,597	45,168,500
Energen Corp. (a)	820,687	40,517,317
EOG Resources, Inc.	508,997	46,074,408
EQT Corp.	811,696	47,557,269
Extraction Oil & Gas, Inc. (a) (b)	1,412,890	19,003,370
Gulfport Energy Corp. (a)	3,342,096	49,295,916
Hess Corp.	1,007,970	44,219,644
Jagged Peak Energy, Inc. (a)	714,220	9,534,837
Kosmos Energy, Ltd. (a)	3,270,303	20,962,642
Laredo Petroleum, Inc. (a)	3,856,429	40,569,633
Marathon Oil Corp.	3,656,554	43,330,165
Matador Resources Co. (a)	1,596,100	34,108,657
Murphy Oil Corp.	1,818,818	46,616,305
Newfield Exploration Co. (a)	1,525,417	43,413,368
Noble Energy, Inc.	1,574,620	44,561,746
Oasis Petroleum, Inc. (a)	4,904,038	39,477,506
Parsley Energy, Inc. (a)	1,634,661	45,361,843
PDC Energy, Inc. (a)	973,501	41,967,628
Pioneer Natural Resources Co.	270,641	43,188,891
QEP Resources, Inc. (a)	4,655,173	47,017,247
Range Resources Corp.	1,979,003	45,853,500
Resolute Energy Corp. (a) (b)	828,598	24,667,362
Rice Energy, Inc. (a)	2,266,559	60,358,466
Ring Energy, Inc. (a)	357,334	4,645,342
RSP Permian, Inc. (a)	1,317,974	42,531,021
Sanchez Energy Corp. (a) (b) (c)	6,008,785	43,143,076
SandRidge Energy, Inc. (a) (b)	169,528	2,917,577
SM Energy Co.	2,609,728	43,138,804
Southwestern Energy Co. (a)	7,443,675	45,257,544
SRC Energy, Inc. (a)	3,032,445	20,408,355
Whiting Petroleum Corp. (a)	7,554,051	41,622,821
WPX Energy, Inc. (a)	4,553,418	43,986,018

		1,813,842,990

OIL & GAS REFINING & MARKETING — 16.0%
Delek US Holdings, Inc.	1,071,212	28,322,845

Green Plains, Inc.	929,385	19,098,862
HollyFrontier Corp.	1,786,936	49,087,132
Marathon Petroleum Corp.	838,156	43,860,704
Par Pacific Holdings, Inc. (a)	157,172	2,835,383
PBF Energy, Inc. (b)	2,047,943	45,587,211
Phillips 66	576,234	47,648,789
REX American Resources Corp. (a)	60,934	5,883,787
Tellurian, Inc. (a) (b)	604,670	6,064,840
Tesoro Corp.	499,572	46,759,939
Valero Energy Corp.	702,629	47,399,352
World Fuel Services Corp.	710,100	27,303,345

		369,852,189

TOTAL COMMON STOCKS (Cost $2,940,912,181)		2,318,727,865

SHORT-TERM INVESTMENT — 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e) (Cost $86,190,306)	86,190,306	86,190,306

TOTAL INVESTMENTS — 103.7% (Cost $3,027,102,487)		2,404,918,171
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(85,752,890)

NET ASSETS — 100.0%		$2,319,165,281

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of

June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Integrated Oil & Gas	$135,032,686	$—	$—	$135,032,686
Oil & Gas Exploration & Production	1,813,842,990	—	—	1,813,842,990
Oil & Gas Refining & Marketing	369,852,189	—	—	369,852,189
Short-Term Investment	86,190,306	—	—	86,190,306

TOTAL INVESTMENTS	$2,404,918,171	$—	$—	$2,404,918,171

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
California Resources Corp.	1,740,032	$21,228,390	16,097,384	15,256,390	2,581,026	$22,067,772	$—	$22,351,786
Sanchez Energy Corp.	2,040,886	14,408,655	17,263,815	13,295,916	6,008,785	43,143,076	—	5,697,604
State Street Institutional Liquid Reserves Fund, Premier Class	5,465,531	5,465,531	7,100,890	12,566,421	—	—	2,578	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	9,454,498	9,454,498	—	—	2,684	—
State Street Institutional U.S. Government Money Market Fund, Premier Class.	—	—	21,654,204	21,654,204	—	—	5,680	—
State Street Navigator Securities Lending Government Money Market Portfolio*	141,058,762	141,058,762	624,041,839	678,910,295	86,190,306	86,190,306	540,512	—

TOTAL		$182,161,338				$151,401,154	$551,454	$28,049,390

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 100.0%
PHARMACEUTICALS — 100.0%
Aerie Pharmaceuticals, Inc. (a)	131,499	$6,910,273
Akorn, Inc. (a)	594,582	19,942,280
Allergan PLC	85,055	20,676,020
Amphastar Pharmaceuticals, Inc. (a)	117,542	2,099,300
ANI Pharmaceuticals, Inc. (a)	72,155	3,376,854
Bristol-Myers Squibb Co.	367,690	20,487,687
Catalent, Inc. (a)	223,012	7,827,721
Corcept Therapeutics, Inc. (a)	412,177	4,863,689
Depomed, Inc. (a)	787,629	8,459,136
Dermira, Inc. (a)	156,472	4,559,594
Eli Lilly & Co.	243,871	20,070,583
Endo International PLC (a)	1,720,117	19,213,707
Heska Corp. (a)	38,844	3,964,807
Horizon Pharma PLC (a)	1,680,373	19,946,028
Impax Laboratories, Inc. (a)	725,192	11,675,591
Innoviva, Inc. (a)	573,633	7,342,502
Intersect ENT, Inc. (a)	92,563	2,587,136
Intra-Cellular Therapies, Inc. (a)	328,293	4,077,399
Jazz Pharmaceuticals PLC (a)	127,583	19,839,157
Johnson & Johnson	150,257	19,877,499
Lannett Co., Inc. (a) (b)	333,034	6,793,894
Mallinckrodt PLC (a)	490,526	21,980,470
Medicines Co. (a)	506,377	19,247,390
Merck & Co., Inc.	306,925	19,670,823
Mylan NV (a)	492,980	19,137,484
Nektar Therapeutics (a)	818,046	15,992,799
Omeros Corp. (a) (b)	206,764	4,115,638
Pacira Pharmaceuticals, Inc. (a)	358,866	17,117,908
Paratek Pharmaceuticals, Inc. (a)	254,463	6,132,558
Perrigo Co. PLC	276,333	20,868,668
Pfizer, Inc.	603,092	20,257,860
Phibro Animal Health Corp. Class A	29,408	1,089,566
Prestige Brands Holdings, Inc. (a)	191,283	10,101,655
Revance Therapeutics, Inc. (a)	62,380	1,646,832

SciClone Pharmaceuticals, Inc. (a)	89,096	980,056
Supernus Pharmaceuticals, Inc. (a)	217,419	9,370,759
TherapeuticsMD, Inc. (a) (b)	1,531,856	8,072,881
Theravance Biopharma, Inc. (a) (b)	96,798	3,856,432
Zoetis, Inc.	315,758	19,696,984

TOTAL COMMON STOCKS (Cost $500,999,979)		453,927,620

SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	8,885	8,885
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	15,391,617	15,391,617

TOTAL SHORT-TERM INVESTMENTS (Cost $15,400,502)		15,400,502

TOTAL INVESTMENTS — 103.4% (Cost $516,400,481)		469,328,122
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(15,217,939)

NET ASSETS — 100.0%		$454,110,183

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Pharmaceuticals	$453,927,620	$—	$—	$453,927,620
Short-Term Investments	15,400,502	—	—	15,400,502

TOTAL INVESTMENTS	$469,328,122	$—	$—	$469,328,122

See accompanying notes to financial statements.

SPDR S&P Pharmaceuticals ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	506,794	$506,794	4,226,672	4,733,466	—	$—	$1,082	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,746,406	1,737,521	8,885	8,885	922	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	4,885,546	4,885,546	—	—	1,800	—
State Street Navigator Securities Lending Government Money Market Portfolio*	92,017,059	92,017,059	232,654,716	309,280,158	15,391,617	15,391,617	934,346	—

TOTAL		$92,523,853				$15,400,502	$938,150	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPAREL RETAIL — 22.4%
Abercrombie & Fitch Co. Class A	393,126	$4,890,488
American Eagle Outfitters, Inc.	431,835	5,203,612
Buckle, Inc. (a)	223,409	3,976,680
Burlington Stores, Inc. (b)	50,232	4,620,842
Caleres, Inc.	151,191	4,200,086
Cato Corp. Class A	158,211	2,782,931
Chico’s FAS, Inc.	536,528	5,054,094
Children’s Place, Inc.	47,232	4,822,387
DSW, Inc. Class A	285,425	5,052,022
Express, Inc. (b)	711,280	4,801,140
Finish Line, Inc. Class A	339,680	4,813,266
Foot Locker, Inc.	91,313	4,499,905
Francesca’s Holdings Corp. (b)	439,031	4,802,999
Gap, Inc.	219,049	4,816,888
Genesco, Inc. (b)	139,880	4,741,932
Guess?, Inc.	429,557	5,489,738
L Brands, Inc.	95,580	5,150,806
Ross Stores, Inc.	80,709	4,659,331
Tailored Brands, Inc.	449,278	5,013,942
TJX Cos., Inc.	67,872	4,898,322
Urban Outfitters, Inc. (b)	283,768	5,261,059

		99,552,470

AUTOMOTIVE RETAIL — 13.7%
Advance Auto Parts, Inc.	38,953	4,541,530
Asbury Automotive Group, Inc. (b)	90,326	5,107,935
AutoNation, Inc. (b)	122,985	5,185,048
AutoZone, Inc. (b)	8,253	4,708,006
Camping World Holdings, Inc. Class A	128,803	3,973,572
CarMax, Inc. (b)	83,916	5,291,743
Group 1 Automotive, Inc.	81,382	5,153,108
Lithia Motors, Inc. Class A	53,529	5,044,038
Monro Muffler Brake, Inc.	99,895	4,170,616
Murphy USA, Inc. (b)	73,171	5,422,703
O’Reilly Automotive, Inc. (b)	21,496	4,702,035
Penske Automotive Group, Inc.	120,378	5,285,798
Sonic Automotive, Inc. Class A	120,479	2,343,317

		60,929,449

COMPUTER & ELECTRONICS RETAIL — 4.0%
Best Buy Co., Inc.	85,996	4,930,151
Conn’s, Inc. (a) (b)	155,577	2,971,521
GameStop Corp. Class A	227,175	4,909,252
Rent-A-Center, Inc. (a)	396,516	4,647,167

		17,458,091

DEPARTMENT STORES — 7.1%
Dillard’s, Inc. Class A (a)	91,017	5,250,771
JC Penney Co., Inc. (a) (b)	1,026,762	4,774,443
Kohl’s Corp.	132,049	5,106,335
Macy’s, Inc.	220,251	5,118,633
Nordstrom, Inc. (a)	106,008	5,070,363
Sears Holdings Corp. (a) (b)	708,250	6,275,095

		31,595,640

DRUG RETAIL — 3.4%
CVS Health Corp.	62,710	5,045,647
Rite Aid Corp. (b)	1,666,753	4,916,921

Walgreens Boots Alliance, Inc.	61,757	4,836,191

		14,798,759

FOOD RETAIL — 6.0%
Casey’s General Stores, Inc.	45,206	4,842,014
Ingles Markets, Inc. Class A	20,295	675,823
Kroger Co.	162,478	3,788,987
Smart & Final Stores, Inc. (b)	140,338	1,277,076
Sprouts Farmers Market, Inc. (b)	201,704	4,572,630
SUPERVALU, Inc. (b)	1,253,230	4,123,127
Weis Markets, Inc.	31,060	1,513,243
Whole Foods Market, Inc.	139,934	5,892,621

		26,685,521

GENERAL MERCHANDISE STORES — 6.2%
Big Lots, Inc.	99,024	4,782,859
Dollar General Corp.	66,508	4,794,562
Dollar Tree, Inc. (b)	66,343	4,638,703
Fred’s, Inc. Class A (a)	422,324	3,898,050
Ollie’s Bargain Outlet Holdings, Inc. (b)	115,590	4,924,134
Target Corp.	87,886	4,595,559

		27,633,867

HYPERMARKETS & SUPER CENTERS — 2.8%
Costco Wholesale Corp.	27,693	4,428,942
PriceSmart, Inc.	37,007	3,241,813
Wal-Mart Stores, Inc.	62,936	4,762,996

		12,433,751

INTERNET RETAIL — 18.0%
Amazon.com, Inc. (b)	5,078	4,915,504
Etsy, Inc. (b)	371,794	5,576,910
Expedia, Inc.	34,820	5,186,439
Groupon, Inc. (b)	1,644,864	6,316,278
HSN, Inc.	155,076	4,946,924
Liberty Expedia Holdings, Inc. Class A (b)	82,833	4,474,639
Liberty Interactive Corp. QVC Group Class A (b)	210,185	5,157,940
Liberty TripAdvisor Holdings, Inc. Class A (b)	406,478	4,715,145
Liberty Ventures Series A (b)	95,069	4,971,158
Netflix, Inc. (b)	31,613	4,723,298
Nutrisystem, Inc.	108,730	5,659,397
PetMed Express, Inc.	68,720	2,790,032
Priceline Group, Inc. (b)	2,682	5,016,735
Shutterfly, Inc. (b)	103,398	4,911,405
TripAdvisor, Inc. (b)	133,402	5,095,956
Wayfair, Inc. Class A (b)	71,363	5,486,387

		79,944,147

SPECIALTY STORES — 16.2%
Barnes & Noble Education, Inc. (b)	77,620	825,101
Barnes & Noble, Inc.	444,091	3,375,092
Cabela’s, Inc. (b)	89,244	5,302,879
Dick’s Sporting Goods, Inc.	124,929	4,975,922
Five Below, Inc. (b)	98,085	4,842,456
GNC Holdings, Inc. Class A (a)	670,310	5,650,713
Hibbett Sports, Inc. (b)	213,681	4,433,881
MarineMax, Inc. (b)	97,665	1,909,351
Michaels Cos., Inc. (b)	270,171	5,003,567

See accompanying notes to financial statements.

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value

Office Depot, Inc.	899,327	$5,072,204
Sally Beauty Holdings, Inc. (b)	257,365	5,211,641
Signet Jewelers, Ltd. (a)	84,032	5,314,184
Staples, Inc.	540,555	5,443,389
Tiffany & Co.	52,828	4,958,964
Tractor Supply Co.	87,691	4,753,729
Ulta Salon Cosmetics & Fragrance, Inc. (b)	16,266	4,673,872

		71,746,945

TOTAL COMMON STOCKS (Cost $549,534,827)		442,778,640

SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	3,644,349	3,644,349
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	9,902,611	9,902,611

TOTAL SHORT-TERM INVESTMENTS (Cost $13,546,960)		13,546,960

TOTAL INVESTMENTS — 102.8% (Cost $563,081,787)		456,325,600
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(12,518,321)

NET ASSETS — 100.0%		$443,807,279

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

ASSETS:
INVESTMENTS:
Common Stocks
Apparel Retail	$99,552,470	$—	$—	$99,552,470
Automotive Retail	60,929,449	—	—	60,929,449
Computer & Electronics Retail	17,458,091	—	—	17,458,091
Department Stores	31,595,640	—	—	31,595,640
Drug Retail	14,798,759	—	—	14,798,759
Food Retail	26,685,521	—	—	26,685,521
General Merchandise Stores	27,633,867	—	—	27,633,867
Hypermarkets & Super Centers	12,433,751	—	—	12,433,751
Internet Retail	79,944,147	—	—	79,944,147
Specialty Stores	71,746,945	—	—	71,746,945
Short-Term Investments	13,546,960	—	—	13,546,960

TOTAL INVESTMENTS	$456,325,600	$—	$—	$456,325,600

See accompanying notes to financial statements.

SPDR S&P Retail ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	690,524	$690,524	4,893,126	5,583,650	—	$—	$1,298	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,131,212	2,486,863	3,644,349	3,644,349	980	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	8,790,591	8,790,591	—	—	2,283	—
State Street Navigator Securities Lending Government Money Market Portfolio*	51,447,479	51,447,479	193,612,076	235,156,944	9,902,611	9,902,611	1,029,045	—

TOTAL		$52,138,003				$13,546,960	$1,033,606	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P SemiConductor ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
SEMICONDUCTORS — 99.8%
Advanced Micro Devices, Inc. (a)	835,398	$10,425,767
Analog Devices, Inc.	130,505	10,153,289
Broadcom, Ltd.	42,176	9,829,117
Cavium, Inc. (a)	146,603	9,108,444
CEVA, Inc. (a)	64,746	2,942,706
Cirrus Logic, Inc. (a)	152,395	9,558,214
Cree, Inc. (a)	420,058	10,354,430
Cypress Semiconductor Corp.	754,822	10,303,320
Diodes, Inc. (a)	102,591	2,465,262
First Solar, Inc. (a)	279,858	11,160,737
Inphi Corp. (a)	271,909	9,326,479
Integrated Device Technology, Inc. (a)	409,792	10,568,536
Intel Corp.	287,275	9,692,659
Lattice Semiconductor Corp. (a)	388,507	2,587,457
MACOM Technology Solutions Holdings, Inc. (a)	187,043	10,431,388
Marvell Technology Group, Ltd.	594,345	9,818,579
Maxim Integrated Products, Inc.	217,921	9,784,653
MaxLinear, Inc. (a)	304,913	8,504,024
Microchip Technology, Inc.	122,918	9,486,811
Micron Technology, Inc. (a)	335,228	10,009,908
Microsemi Corp. (a)	205,165	9,601,722
Monolithic Power Systems, Inc.	104,752	10,098,093
NVIDIA Corp.	68,615	9,918,984
ON Semiconductor Corp. (a)	637,167	8,945,825
Power Integrations, Inc.	67,600	4,928,040
Qorvo, Inc. (a)	136,335	8,632,732
QUALCOMM, Inc.	179,790	9,928,004
Rambus, Inc. (a)	396,235	4,528,966
Semtech Corp. (a)	246,021	8,795,251
Silicon Laboratories, Inc. (a)	136,837	9,352,809
Skyworks Solutions, Inc.	95,906	9,202,181

SunPower Corp. (a) (b)	1,280,716	11,961,887
Synaptics, Inc. (a)	171,948	8,891,431
Texas Instruments, Inc.	126,766	9,752,108
Xilinx, Inc.	156,889	10,091,100

TOTAL COMMON STOCKS (Cost $302,002,523)		311,140,913

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	381,605	381,605
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	5,441,660	5,441,660

TOTAL SHORT-TERM INVESTMENTS (Cost $5,823,265)		5,823,265

TOTAL INVESTMENTS — 101.7% (Cost $307,825,788)		316,964,178
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(5,366,444)

NET ASSETS — 100.0%		$311,597,734

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Semiconductors	$311,140,913	$—	$—	$311,140,913
Short-Term Investments	5,823,265	—	—	5,823,265

TOTAL INVESTMENTS	$316,964,178	$—	$—	$316,964,178

See accompanying notes to financial statements.

SPDR S&P SemiConductor ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	420,212	$420,212	1,789,174	2,209,386	—	$—	$633	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,016,607	635,002	381,605	381,605	658	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	15,113,767	15,113,767	—	—	1,706	—
State Street Navigator Securities Lending Government Money Market Portfolio*	13,155,324	13,155,324	114,065,837	121,779,501	5,441,660	5,441,660	262,064	—

TOTAL		$13,575,536				$5,823,265	$265,061	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 34.3%
8x8, Inc. (a)	35,139	$511,272
ACI Worldwide, Inc. (a)	21,548	482,029
Adobe Systems, Inc. (a)	3,564	504,092
ANSYS, Inc. (a)	3,951	480,758
Aspen Technology, Inc. (a)	8,424	465,510
Autodesk, Inc. (a)	4,643	468,107
Blackbaud, Inc.	5,750	493,063
Bottomline Technologies de, Inc. (a)	18,777	482,381
BroadSoft, Inc. (a)	11,685	503,039
Cadence Design Systems, Inc. (a)	14,169	474,520
Callidus Software, Inc. (a)	21,864	529,109
CDK Global, Inc.	8,137	504,982
Citrix Systems, Inc. (a)	6,281	499,842
Ebix, Inc. (b)	9,051	487,849
Ellie Mae, Inc. (a)	4,581	503,498
Everbridge, Inc. (a)	17,286	421,087
Fair Isaac Corp.	3,696	515,259
Guidewire Software, Inc. (a)	7,398	508,317
HubSpot, Inc. (a)	6,919	454,924
Intuit, Inc.	3,509	466,030
Manhattan Associates, Inc. (a)	10,650	511,839
MicroStrategy, Inc. Class A (a)	2,721	521,534
Monotype Imaging Holdings, Inc.	18,709	342,375
Nuance Communications, Inc. (a)	26,420	459,972
Paycom Software, Inc. (a)	7,504	513,349
Paylocity Holding Corp. (a)	10,729	484,736
Pegasystems, Inc.	8,032	468,667
PROS Holdings, Inc. (a)	13,302	364,342
PTC, Inc. (a)	8,632	475,796
RealPage, Inc. (a)	14,056	505,313
RingCentral, Inc. Class A (a)	13,897	507,935
salesforce.com, Inc. (a)	5,637	488,164
Silver Spring Networks, Inc. (a)	29,913	337,419
Splunk, Inc. (a)	8,443	480,322
SS&C Technologies Holdings, Inc.	13,214	507,550
Synchronoss Technologies, Inc. (a)	40,323	663,313
Synopsys, Inc. (a)	6,565	478,785
Tyler Technologies, Inc. (a)	2,960	519,983
Ultimate Software Group, Inc. (a)	2,345	492,591
Verint Systems, Inc. (a)	11,955	486,569
Workday, Inc. Class A (a)	5,021	487,037
Zendesk, Inc. (a)	18,834	523,209

		20,376,468

DATA PROCESSING & OUTSOURCED SERVICES — 30.5%
Alliance Data Systems Corp.	2,038	523,134
Automatic Data Processing, Inc.	4,914	503,488
Black Knight Financial Services, Inc. Class A (a)	12,811	524,610
Blackhawk Network Holdings, Inc. (a)	11,575	504,670
Broadridge Financial Solutions, Inc.	6,626	500,660
Cardtronics PLC Class A (a)	14,676	482,253
Conduent, Inc. (a)	29,725	473,816
Convergys Corp.	20,261	481,807
CoreLogic, Inc. (a)	11,564	501,646
CSG Systems International, Inc.	11,831	480,102
DST Systems, Inc.	8,114	500,634
Euronet Worldwide, Inc. (a)	5,682	496,436
EVERTEC, Inc.	29,905	517,356
ExlService Holdings, Inc. (a)	9,282	515,893
Fidelity National Information Services, Inc.	5,814	496,516
First Data Corp. Class A (a)	26,420	480,844
Fiserv, Inc. (a)	4,005	489,972
FleetCor Technologies, Inc. (a)	3,418	492,910
Genpact, Ltd.	18,160	505,393
Global Payments, Inc.	5,521	498,657
Jack Henry & Associates, Inc.	4,764	494,837
Mastercard, Inc. Class A	3,998	485,557
MAXIMUS, Inc.	7,701	482,314
NeuStar, Inc. Class A (a)	14,885	496,415
Paychex, Inc.	8,401	478,353
PayPal Holdings, Inc. (a)	9,212	494,408
Sabre Corp.	21,710	472,627
Square, Inc. Class A (a)	21,361	501,129
Sykes Enterprises, Inc. (a)	14,702	492,958
Syntel, Inc.	29,779	505,052
TeleTech Holdings, Inc.	6,971	284,417
Total System Services, Inc.	8,272	481,844
Travelport Worldwide, Ltd.	36,822	506,671
Vantiv, Inc. Class A (a)	7,794	493,672
Visa, Inc. Class A	5,202	487,844
Western Union Co.	25,878	492,976
WEX, Inc. (a)	4,679	487,879

		18,109,750

HOME ENTERTAINMENT SOFTWARE — 3.2%
Activision Blizzard, Inc.	8,477	488,021
Electronic Arts, Inc. (a)	4,454	470,877
Take-Two Interactive Software, Inc. (a)	6,533	479,392
Zynga, Inc. Class A (a)	132,600	482,664

		1,920,954

IT CONSULTING & OTHER SERVICES — 14.0%
Accenture PLC Class A	3,910	483,589
Acxiom Corp. (a)	18,798	488,372
Booz Allen Hamilton Holding Corp.	12,774	415,666
CACI International, Inc. Class A (a)	3,983	498,074
Cognizant Technology Solutions Corp. Class A	7,419	492,622
CSRA, Inc.	15,642	496,634
DXC Technology Co.	6,551	502,593
EPAM Systems, Inc. (a)	6,002	504,708
Forrester Research, Inc.	4,749	185,923
Gartner, Inc. (a)	4,144	511,825
International Business Machines Corp.	3,192	491,025
Leidos Holdings, Inc.	8,894	459,731
ManTech International Corp. Class A	12,339	510,588
Perficient, Inc. (a)	17,113	318,986
Science Applications International Corp.	6,385	443,247
Teradata Corp. (a)	17,613	519,407
Unisys Corp. (a)	41,167	526,938
Virtusa Corp. (a)	17,243	506,944

		8,356,872

SYSTEMS SOFTWARE — 17.8%
A10 Networks, Inc. (a)	35,756	301,781
Barracuda Networks, Inc. (a)	22,484	518,481
CA, Inc.	15,514	534,768

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
CommVault Systems, Inc. (a)	8,556	$482,986
Dell Technologies, Inc. Class V (a)	7,864	480,569
FireEye, Inc. (a)	32,238	490,340
Fortinet, Inc. (a)	13,182	493,534
Gigamon, Inc. (a)	12,147	477,984
Imperva, Inc. (a)	10,009	478,931
Microsoft Corp.	6,996	482,234
Oracle Corp.	10,925	547,779
Progress Software Corp.	16,853	520,589
Proofpoint, Inc. (a)	5,585	484,946
Qualys, Inc. (a)	12,013	490,130
Red Hat, Inc. (a)	5,537	530,168
ServiceNow, Inc. (a)	4,742	502,652
Symantec Corp.	16,558	467,764
Tableau Software, Inc. Class A (a)	8,158	499,841
TiVo Corp.	27,637	515,430
Varonis Systems, Inc. (a)	14,116	525,115
VASCO Data Security International, Inc. (a)	18,332	263,064
VMware, Inc. Class A (a)	5,614	490,832

		10,579,918

TOTAL COMMON STOCKS (Cost $47,258,818)		59,343,962

SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	108,587	108,587
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	93,815	93,815

TOTAL SHORT-TERM INVESTMENTS (Cost $202,402)		202,402

TOTAL INVESTMENTS — 100.2% (Cost $47,461,220)		59,546,364
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(96,634)

NET ASSETS — 100.0%		$59,449,730

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Application Software	$20,376,468	$—	$—	$20,376,468
Data Processing & Outsourced Services	18,109,750	—	—	18,109,750
Home Entertainment Software	1,920,954	—	—	1,920,954
IT Consulting & Other Services	8,356,872	—	—	8,356,872
Systems Software	10,579,918	—	—	10,579,918
Short-Term Investments	202,402	—	—	202,402

TOTAL INVESTMENTS	$59,546,364	$—	$—	$59,546,364

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	128,082	$128,082	639,463	767,545	—	$—	$148	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	183,616	75,029	108,587	108,587	95	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,940,293	1,940,293	—	—	245	—
State Street Navigator Securities Lending Government Money Market Portfolio*	9,073,151	9,073,151	14,205,243	23,184,579	93,815	93,815	11,878	—

TOTAL		$9,201,233				$202,402	$12,366	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.7%
DATA PROCESSING & OUTSOURCED SERVICES — 3.1%
Xerox Corp.	3,932	$112,967

ELECTRONIC COMPONENTS — 28.0%
Amphenol Corp. Class A	1,441	106,375
AVX Corp.	997	16,291
Belden, Inc.	1,408	106,205
Corning, Inc.	3,769	113,258
Dolby Laboratories, Inc. Class A	2,177	106,586
II-VI, Inc. (a)	3,380	115,934
Knowles Corp. (a)	4,240	71,741
Littelfuse, Inc.	651	107,415
Rogers Corp. (a)	608	66,041
Universal Display Corp.	875	95,594
Vishay Intertechnology, Inc.	6,074	100,828

		1,006,268

ELECTRONIC EQUIPMENT & INSTRUMENTS — 32.9%
Badger Meter, Inc.	756	30,126
Cognex Corp.	1,163	98,739
Coherent, Inc. (a)	438	98,546
FARO Technologies, Inc. (a)	437	16,519
Fitbit, Inc. Class A (a) (b)	21,196	112,551
FLIR Systems, Inc.	2,962	102,663
Itron, Inc. (a)	1,265	85,704
Keysight Technologies, Inc. (a)	2,900	112,897
MTS Systems Corp.	550	28,490
National Instruments Corp.	2,570	103,365
OSI Systems, Inc. (a)	972	73,046
Trimble, Inc. (a)	3,005	107,188
VeriFone Systems, Inc. (a)	6,174	111,749
Zebra Technologies Corp. Class A (a)	1,029	103,435

		1,185,018

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 35.7%
3D Systems Corp. (a)	5,444	101,803
Apple, Inc.	733	105,567
Cray, Inc. (a)	2,058	37,867
Diebold Nixdorf, Inc.	4,073	114,044
Eastman Kodak Co. (a)	1,271	11,566
Electronics For Imaging, Inc. (a)	2,270	107,553
Hewlett Packard Enterprise Co.	6,425	106,591
HP, Inc.	6,133	107,205
NCR Corp. (a)	2,750	112,310
NetApp, Inc.	2,762	110,618
Pure Storage, Inc. Class A (a)	7,332	93,923
Seagate Technology PLC	2,576	99,820
Super Micro Computer, Inc. (a)	2,573	63,424
Western Digital Corp.	1,269	112,433

		1,284,724

TOTAL COMMON STOCKS (Cost $2,849,886)		3,588,977

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money
Market Fund, Class G Shares 0.92% (c) (d)	8,309	8,309
State Street Navigator Securities Lending
Government Money Market Portfolio (c) (e)	17,969	17,969

TOTAL SHORT-TERM INVESTMENTS (Cost $26,278)		26,278

TOTAL INVESTMENTS — 100.4% (Cost $2,876,164)		3,615,255
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(13,978)

NET ASSETS — 100.0%		$3,601,277

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Data Processing & Outsourced Services	$112,967	$—	$—	$112,967
Electronic Components	1,006,268	—	—	1,006,268
Electronic Equipment & Instruments	1,185,018	—	—	1,185,018
Technology Hardware, Storage & Peripherals	1,284,724	—	—	1,284,724
Short-Term Investments	26,278	—	—	26,278

TOTAL INVESTMENTS	$3,615,255	$—	$—	$3,615,255

See accompanying notes to financial statements.

SPDR S&P Technology Hardware ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	245,842	$245,842	310,193	556,035	—	$—	$23	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	20,087	11,778	8,309	8,309	9	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	389,336	389,336	—	—	28	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	302,199	284,230	17,969	17,969	99	—

TOTAL		$245,842				$26,278	$159	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 13.3%
Cogent Communications Holdings, Inc.	44,819	$1,797,242
Globalstar, Inc. (a) (b)	618,482	1,317,366
Iridium Communications, Inc. (a) (b)	131,843	1,456,865
Level 3 Communications, Inc. (a)	28,979	1,718,455
ORBCOMM, Inc. (a)	55,480	626,924
Vonage Holdings Corp. (a)	256,950	1,680,453
Zayo Group Holdings, Inc. (a)	56,018	1,730,956

		10,328,261

COMMUNICATIONS EQUIPMENT — 61.1%
Acacia Communications, Inc. (a) (b)	39,192	1,625,292
ADTRAN, Inc.	45,547	940,546
Applied Optoelectronics, Inc. (a) (b)	27,942	1,726,536
Arista Networks, Inc. (a)	12,052	1,805,269
ARRIS International PLC (a)	63,406	1,776,636
Brocade Communications Systems, Inc.	143,135	1,804,932
CalAmp Corp. (a)	36,953	751,254
Ciena Corp. (a)	71,147	1,780,098
Cisco Systems, Inc.	57,579	1,802,223
CommScope Holding Co., Inc. (a)	48,084	1,828,634
EchoStar Corp. Class A (a)	23,387	1,419,591
Extreme Networks, Inc. (a)	169,880	1,566,294
F5 Networks, Inc. (a)	13,997	1,778,459
Finisar Corp. (a)	72,113	1,873,496
Harmonic, Inc. (a)	95,600	501,900
Harris Corp.	16,522	1,802,220
Infinera Corp. (a)	171,632	1,831,313
InterDigital, Inc.	21,787	1,684,135
Juniper Networks, Inc.	63,167	1,761,096
Lumentum Holdings, Inc. (a)	29,882	1,704,768
Motorola Solutions, Inc.	20,957	1,817,810
NETGEAR, Inc. (a)	39,937	1,721,285
NetScout Systems, Inc. (a)	50,630	1,741,672
Oclaro, Inc. (a) (b)	187,484	1,751,101
Palo Alto Networks, Inc. (a)	13,496	1,805,900
Plantronics, Inc.	20,134	1,053,209
ShoreTel, Inc. (a)	72,847	422,513
Ubiquiti Networks, Inc. (a) (b)	36,590	1,901,582
ViaSat, Inc. (a)	25,059	1,658,906
Viavi Solutions, Inc. (a)	161,983	1,705,681

		47,344,351

INTEGRATED TELECOMMUNICATION SERVICES — 15.9%
AT&T, Inc.	46,573	1,757,199
ATN International, Inc.	8,485	580,714
CenturyLink, Inc.	69,150	1,651,302
Cincinnati Bell, Inc. (a)	41,711	815,450
Consolidated Communications Holdings, Inc.	63,917	1,372,298
Frontier Communications Corp. (b)	1,468,401	1,703,345
General Communication, Inc. Class A (a)	30,467	1,116,311
Verizon Communications, Inc.	38,662	1,726,645
Windstream Holdings, Inc. (b)	406,807	1,578,411

		12,301,675

WIRELESS TELECOMMUNICATION SERVICES — 9.5%
Boingo Wireless, Inc. (a)	36,500	546,040
Shenandoah TeleCommunications Co.	26,228	805,200
Sprint Corp. (a)	222,429	1,826,142
T-Mobile US, Inc. (a)	28,289	1,714,879
Telephone & Data Systems, Inc.	63,808	1,770,672
United States Cellular Corp. (a)	19,384	742,795

		7,405,728

TOTAL COMMON STOCKS (Cost $75,546,132)		77,380,015

SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	38,624	38,624
State Street Navigator Securities Lending
Government Money Market Portfolio (c) (e)	7,302,367	7,302,367

TOTAL SHORT-TERM INVESTMENTS (Cost $7,340,991)		7,340,991

TOTAL INVESTMENTS — 109.3% (Cost $82,887,123)		84,721,006
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(7,203,992)

NET ASSETS — 100.0%		$77,517,014

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Telecom ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Alternative Carriers	$10,328,261	$—	$—	$10,328,261
Communications Equipment	47,344,351	—	—	47,344,351
Integrated Telecommunication Services	12,301,675	—	—	12,301,675
Wireless Telecommunication Services	7,405,728	—	—	7,405,728
Short-Term Investments	7,340,991	—	—	7,340,991

TOTAL INVESTMENTS	$84,721,006	$—	$—	$84,721,006

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	26,185	$26,185	747,992	774,177	—	$—	$103	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	610,855	572,231	38,624	38,624	100	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,895,396	3,895,396	—	—	473	—
State Street Navigator Securities Lending Government Money Market Portfolio*	4,330,835	4,330,835	43,742,130	40,770,598	7,302,367	7,302,367	144,845	—

TOTAL		$4,357,020				$7,340,991	$145,521	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 20.8%
Air Transport Services Group, Inc. (a)	92,495	$2,014,541
Atlas Air Worldwide Holdings, Inc. (a)	63,610	3,317,262
C.H. Robinson Worldwide, Inc.	70,787	4,861,651
Echo Global Logistics, Inc. (a)	89,633	1,783,697
Expeditors International of Washington, Inc.	87,604	4,947,874
FedEx Corp.	23,307	5,065,310
Forward Air Corp.	31,318	1,668,623
Hub Group, Inc. Class A (a)	106,844	4,097,467
United Parcel Service, Inc. Class B	44,861	4,961,178
XPO Logistics, Inc. (a)	81,036	5,237,357

		37,954,960

AIRLINES — 25.1%
Alaska Air Group, Inc.	53,418	4,794,800
Allegiant Travel Co.	34,313	4,652,843
American Airlines Group, Inc.	95,469	4,804,000
Delta Air Lines, Inc.	90,525	4,864,813
Hawaiian Holdings, Inc. (a)	84,732	3,978,167
JetBlue Airways Corp. (a)	210,803	4,812,632
SkyWest, Inc.	110,676	3,884,728
Southwest Airlines Co.	80,737	5,016,997
Spirit Airlines, Inc. (a)	87,677	4,528,517
United Continental Holdings, Inc. (a)	60,939	4,585,660

		45,923,157

AIRPORT SERVICES — 2.7%
Macquarie Infrastructure Corp.	62,985	4,938,024

MARINE — 3.6%
Kirby Corp. (a)	70,089	4,685,450
Matson, Inc.	66,254	1,990,270

		6,675,720

RAILROADS — 13.5%
CSX Corp.	90,455	4,935,225
Genesee & Wyoming, Inc. Class A (a)	73,942	5,056,893
Kansas City Southern	48,245	5,048,839
Norfolk Southern Corp.	40,368	4,912,786
Union Pacific Corp.	43,759	4,765,793

		24,719,536

TRUCKING — 34.1%
AMERCO	13,439	4,919,480
ArcBest Corp.	75,296	1,551,098
Avis Budget Group, Inc. (a)	222,235	6,060,349
Heartland Express, Inc.	151,159	3,147,130
Hertz Global Holdings, Inc. (a) (b)	544,892	6,266,258
JB Hunt Transport Services, Inc.	54,245	4,956,908
Knight Transportation, Inc.	136,142	5,044,061
Landstar System, Inc.	56,247	4,814,743
Marten Transport, Ltd	33,326	913,132
Old Dominion Freight Line, Inc.	51,124	4,869,050
Ryder System, Inc.	73,320	5,277,574
Saia, Inc. (a)	49,361	2,532,219
Swift Transportation Co. (a)	190,526	5,048,939
Werner Enterprises, Inc.	165,540	4,858,599

YRC Worldwide, Inc. (a)	185,158	2,058,957

		62,318,497

TOTAL COMMON STOCKS (Cost $189,986,115)		182,529,894

SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	282,679	282,679
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	5,012,644	5,012,644

TOTAL SHORT-TERM INVESTMENTS (Cost $5,295,323)		5,295,323

TOTAL INVESTMENTS — 102.7% (Cost $195,281,438)		187,825,217
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(5,007,155)

NET ASSETS — 100.0%		$182,818,062

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P Transportation ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$37,954,960	$—	$—	$37,954,960
Airlines	45,923,157	—	—	45,923,157
Airport Services	4,938,024	—	—	4,938,024
Marine	6,675,720	—	—	6,675,720
Railroads	24,719,536	—	—	24,719,536
Trucking	62,318,497	—	—	62,318,497
Short-Term Investments	5,295,323	—	—	5,295,323

TOTAL INVESTMENTS	$187,825,217	$—	$—	$187,825,217

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	486,211	$486,211	852,446	1,338,657	—	$—	$449	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	734,007	451,328	282,679	282,679	401	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,593,165	3,593,165	—	—	931	—
State Street Navigator Securities Lending Government Money Market Portfolio*	21,972,525	21,972,525	74,364,896	91,324,777	5,012,644	5,012,644	30,828	—

TOTAL		$22,458,736				$5,295,323	$32,609	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	12	$417
Aerojet Rocketdyne Holdings, Inc. (a)	32	666
Aerovironment, Inc. (a)	6	229
Arconic, Inc.	296	6,705
Boeing Co.	236	46,669
Cubic Corp.	10	463
Curtiss-Wright Corp.	8	734
Engility Holdings, Inc. (a)	24	682
Esterline Technologies Corp. (a)	14	1,327
General Dynamics Corp.	75	14,858
Huntington Ingalls Industries, Inc.	14	2,606
KLX, Inc. (a)	25	1,250
L3 Technologies, Inc.	42	7,017
Lockheed Martin Corp.	92	25,540
Mercury Systems, Inc. (a)	12	505
Moog, Inc. Class A (a)	22	1,578
National Presto Industries, Inc.	4	442
Northrop Grumman Corp.	52	13,349
Orbital ATK, Inc.	24	2,361
Raytheon Co.	82	13,241
Rockwell Collins, Inc.	29	3,047
Teledyne Technologies, Inc. (a)	14	1,787
Textron, Inc.	118	5,558
TransDigm Group, Inc.	5	1,344
Triumph Group, Inc.	70	2,212
United Technologies Corp.	330	40,296

		194,883

AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	26	1,356
C.H. Robinson Worldwide, Inc.	46	3,159
Expeditors International of Washington, Inc.	44	2,485
FedEx Corp.	101	21,950
Forward Air Corp.	6	320
Hub Group, Inc. Class A (a)	14	537
United Parcel Service, Inc. Class B	303	33,509

		63,316

AIRLINES — 1.4%
Alaska Air Group, Inc.	47	4,219
Allegiant Travel Co.	6	814
American Airlines Group, Inc.	759	38,193
Delta Air Lines, Inc.	588	31,599
Hawaiian Holdings, Inc. (a)	22	1,033
JetBlue Airways Corp. (a)	271	6,187
SkyWest, Inc.	56	1,965
Southwest Airlines Co.	203	12,614
United Continental Holdings, Inc. (a)	431	32,433

		129,057

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc. (a)	124	1,934
BorgWarner, Inc.	88	3,728
Cooper Tire & Rubber Co.	42	1,516
Cooper-Standard Holdings, Inc. (a)	14	1,412
Dana, Inc.	208	4,645
Delphi Automotive PLC	102	8,940
Dorman Products, Inc. (a)	14	1,159
Gentex Corp.	64	1,214
Goodyear Tire & Rubber Co.	204	7,132
LCI Industries	8	819
Standard Motor Products, Inc.	14	731
Superior Industries International, Inc.	16	329

		33,559

AUTOMOBILES — 1.6%
Ford Motor Co.	5,878	65,775
General Motors Co.	2,053	71,711
Harley-Davidson, Inc.	74	3,998
Thor Industries, Inc.	24	2,508
Winnebago Industries, Inc.	10	350

		144,342

BANKS — 8.6%
Associated Banc-Corp.	82	2,066
Bancorp South, Inc.	52	1,586
Bank of America Corp.	4,944	119,942
Bank of Hawaii Corp.	20	1,659
Bank of the Ozarks, Inc.	16	750
Banner Corp.	16	904
BB&T Corp.	374	16,983
Boston Private Financial Holdings, Inc.	26	399
Brookline BanCorp, Inc.	28	409
Canadian Imperial Bank of Commerce	1	56
Cathay General BanCorp	26	987
Chemical Financial Corp.	20	968
Citigroup, Inc.	2,229	149,076
Citizens Financial Group, Inc.	246	8,777
City Holding Co.	8	527
Columbia Banking System, Inc.	12	478
Comerica, Inc.	58	4,248
Commerce Bancshares, Inc.	34	1,932
Community Bank System, Inc.	16	892
Cullen/Frost Bankers, Inc.	38	3,569
CVB Financial Corp.	42	942
East West Bancorp, Inc.	44	2,578
Fifth Third Bancorp	420	10,903
First BanCorp (a)	224	1,297
First Commonwealth Financial Corp.	56	710
First Financial Bancorp	32	886
First Financial Bankshares, Inc. (b)	20	884
First Horizon National Corp.	132	2,299
First Midwest Bancorp, Inc.	34	793
FNB Corp.	76	1,076
Fulton Financial Corp.	88	1,672
Glacier Bancorp, Inc.	34	1,245
Hancock Holding Co.	56	2,744
Hanmi Financial Corp.	16	455
Home BancShares, Inc.	32	797
Hope Bancorp, Inc.	36	671
Huntington Bancshares, Inc	358	4,840
Independent Bank Corp.	8	533
International Bancshares Corp.	36	1,262
JPMorgan Chase & Co.	1,762	161,047
KeyCorp	406	7,608
LegacyTexas Financial Group, Inc.	10	381
M&T Bank Corp.	52	8,421
MB Financial, Inc.	22	969

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
NBT Bancorp, Inc.	18	$665
OFG Bancorp	100	1,000
Old National Bancorp	96	1,656
PacWest Bancorp	44	2,055
People’s United Financial, Inc.	188	3,320
Pinnacle Financial Partners, Inc.	16	1,005
PNC Financial Services Group, Inc.	225	28,096
Prosperity Bancshares, Inc.	22	1,413
Regions Financial Corp.	633	9,267
S&T Bancorp, Inc.	16	574
Signature Bank (a)	12	1,722
Simmons First National Corp. Class A	8	423
Sterling Bancorp	48	1,116
SunTrust Banks, Inc.	216	12,252
SVB Financial Group (a)	14	2,461
Synovus Financial Corp.	70	3,097
TCF Financial Corp.	96	1,530
Texas Capital Bancshares, Inc. (a)	10	774
Tompkins Financial Corp.	8	630
Trustmark Corp.	30	965
UMB Financial Corp.	16	1,198
Umpqua Holdings Corp.	100	1,836
United Bankshares, Inc.	48	1,882
United Community Banks, Inc.	56	1,557
US Bancorp	711	36,915
Valley National Bancorp	216	2,551
Webster Financial Corp.	34	1,776
Wells Fargo & Co.	2,367	131,156
Westamerica Bancorporation (b)	10	560
Wintrust Financial Corp.	16	1,223
Zions Bancorp	108	4,742

		790,638

BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a)	2	264
Brown-Forman Corp. Class B	78	3,791
Coca-Cola Co.	1,015	45,523
Constellation Brands, Inc. Class A	48	9,299
Dr. Pepper Snapple Group, Inc.	34	3,098
Molson Coors Brewing Co. Class B	70	6,044
Monster Beverage Corp. (a)	60	2,981
PepsiCo, Inc.	260	30,027

		101,027

BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	343	24,871
Acorda Therapeutics, Inc. (a)	16	315
Alexion Pharmaceuticals, Inc. (a)	41	4,988
Amgen, Inc.	198	34,102
Biogen, Inc. (a)	58	15,739
Bioverativ, Inc. (a)	20	1,203
Celgene Corp. (a)	104	13,507
Emergent BioSolutions, Inc. (a)	14	475
Gilead Sciences, Inc.	731	51,740
Incyte Corp. (a)	17	2,140
Momenta Pharmaceuticals, Inc. (a)	20	338
Regeneron Pharmaceuticals, Inc. (a)	14	6,876
Spectrum Pharmaceuticals, Inc. (a)	86	641
United Therapeutics Corp. (a)	18	2,335
Vertex Pharmaceuticals, Inc. (a)	24	3,093

		162,363

BUILDING PRODUCTS — 0.3%
AAON, Inc.	12	442
Allegion PLC	10	811
AO Smith Corp.	32	1,803
Apogee Enterprises, Inc.	18	1,023
Fortune Brands Home & Security, Inc.	36	2,349
Gibraltar Industries, Inc. (a)	16	571
Griffon Corp.	34	746
Johnson Controls International PLC	333	14,439
Lennox International, Inc.	8	1,469
Masco Corp.	78	2,980
Quanex Building Products Corp.	14	296
Simpson Manufacturing Co., Inc.	14	612
Universal Forest Products, Inc.	12	1,048

		28,589

CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	21	3,483
Ameriprise Financial, Inc.	71	9,038
Bank of New York Mellon Corp.	467	23,826
BlackRock, Inc.	54	22,810
CBOE Holdings, Inc.	14	1,280
Charles Schwab Corp.	236	10,138
CME Group, Inc.	122	15,279
Donnelley Financial Solutions, Inc. (a)	32	735
E*TRADE Financial Corp. (a)	121	4,602
Eaton Vance Corp.	32	1,514
Evercore Partners, Inc. Class A	16	1,128
FactSet Research Systems, Inc.	6	997
Federated Investors, Inc. Class B	44	1,243
Financial Engines, Inc.	6	220
Franklin Resources, Inc.	277	12,407
Goldman Sachs Group, Inc.	171	37,945
Greenhill & Co., Inc.	10	201
Interactive Brokers Group, Inc. Class A	24	898
Intercontinental Exchange, Inc.	166	10,943
Invesco, Ltd.	180	6,334
Investment Technology Group, Inc.	28	595
Janus Henderson Group PLC (a)	138	4,569
Legg Mason, Inc.	72	2,747
MarketAxess Holdings, Inc.	4	804
Moody’s Corp.	32	3,894
Morgan Stanley	1,156	51,511
MSCI, Inc.	18	1,854
Nasdaq, Inc.	40	2,860
Northern Trust Corp.	70	6,805
Piper Jaffray Cos.	18	1,079
Raymond James Financial, Inc.	60	4,813
S&P Global, Inc.	26	3,796
SEI Investments Co.	25	1,344
State Street Corp. (c)	144	12,921
Stifel Financial Corp. (a)	46	2,115
T Rowe Price Group, Inc.	92	6,827
Waddell & Reed Financial, Inc. Class A	127	2,398

		275,953

CHEMICALS — 2.1%
A Schulman, Inc.	18	576

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
AdvanSix, Inc. (a)	6	$187
Air Products & Chemicals, Inc.	62	8,870
Albemarle Corp.	24	2,533
American Vanguard Corp.	6	104
Ashland Global Holdings, Inc.	26	1,714
Balchem Corp.	4	311
Cabot Corp.	30	1,603
Calgon Carbon Corp.	18	272
CF Industries Holdings, Inc.	196	5,480
Chemours Co.	39	1,479
Dow Chemical Co.	499	31,472
E.I. du Pont de Nemours & Co.	186	15,012
Eastman Chemical Co.	66	5,543
Ecolab, Inc.	57	7,567
FMC Corp.	28	2,045
FutureFuel Corp.	52	785
Hawkins, Inc.	4	185
HB Fuller Co.	16	818
Ingevity Corp. (a)	14	804
Innophos Holdings, Inc.	14	614
Innospec, Inc.	18	1,180
International Flavors & Fragrances, Inc.	14	1,890
Koppers Holdings, Inc. (a)	10	361
Kraton Corp. (a)	18	620
LSB Industries, Inc. (a)	8	83
LyondellBasell Industries NV Class A	497	41,942
Minerals Technologies, Inc.	12	878
Monsanto Co.	95	11,244
Mosaic Co.	296	6,758
NewMarket Corp.	2	921
Olin Corp.	44	1,332
PolyOne Corp.	22	852
PPG Industries, Inc.	69	7,587
Praxair, Inc.	84	11,134
Quaker Chemical Corp.	6	871
Rayonier Advanced Materials, Inc.	18	283
RPM International, Inc.	36	1,964
Scotts Miracle-Gro Co.	18	1,610
Sensient Technologies Corp.	20	1,611
Sherwin-Williams Co.	23	8,072
Stepan Co.	8	697
Tredegar Corp.	14	213

		190,077

COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	36	1,495
Brady Corp. Class A	20	678
Brink’s Co.	20	1,340
Cintas Corp.	19	2,395
Clean Harbors, Inc. (a)	12	670
Copart, Inc. (a)	68	2,162
Deluxe Corp.	16	1,107
Essendant, Inc.	30	445
Healthcare Services Group, Inc.	18	843
Herman Miller, Inc.	20	608
HNI Corp.	22	877
Interface, Inc.	18	354
LSC Communications, Inc.	32	685
Matthews International Corp. Class A	12	735
Mobile Mini, Inc.	16	478
MSA Safety, Inc.	12	974
Pitney Bowes, Inc.	281	4,243
Republic Services, Inc.	126	8,030
Rollins, Inc.	21	855
RR Donnelley & Sons Co.	88	1,103
Stericycle, Inc. (a)	18	1,374
Tetra Tech, Inc.	26	1,189
UniFirst Corp.	8	1,126
Viad Corp.	12	567
Waste Management, Inc.	133	9,755

		44,088

COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	16	330
ARRIS International PLC (a)	84	2,354
Black Box Corp.	12	103
Ciena Corp. (a)	22	550
Cisco Systems, Inc.	1,896	59,345
Comtech TeleCommunications Corp.	10	190
Digi International, Inc. (a)	12	122
F5 Networks, Inc. (a)	12	1,525
Harmonic, Inc. (a)	42	220
Harris Corp.	27	2,945
InterDigital, Inc.	18	1,391
Juniper Networks, Inc.	124	3,457
Lumentum Holdings, Inc. (a)	12	685
Motorola Solutions, Inc.	48	4,163
NETGEAR, Inc. (a)	12	517
NetScout Systems, Inc. (a)	12	413
Plantronics, Inc.	10	523
ViaSat, Inc. (a)	10	662
Viavi Solutions, Inc. (a)	60	632

		80,127

CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	108	3,492
Aegion Corp. (a)	18	394
Comfort Systems USA, Inc.	28	1,039
Dycom Industries, Inc. (a)	14	1,253
EMCOR Group, Inc.	32	2,092
Fluor Corp.	114	5,219
Granite Construction, Inc.	20	965
Jacobs Engineering Group, Inc.	90	4,895
KBR, Inc.	124	1,887
Orion Group Holdings, Inc. (a)	16	119
Quanta Services, Inc. (a)	134	4,411
Valmont Industries, Inc.	8	1,197

		26,963

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	924
Martin Marietta Materials, Inc.	10	2,226
Vulcan Materials Co.	18	2,280

		5,430

CONSUMER FINANCE — 1.4%
American Express Co.	369	31,085
Capital One Financial Corp.	724	59,817
DiscoverFinancial Services	192	11,940
Encore Capital Group, Inc. (a)	12	482
EZCORP, Inc. Class A (a)	18	139

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Firstcash, Inc.	34	$1,982
Green Dot Corp. Class A (a)	46	1,772
Navient Corp.	481	8,009
PRA Group, Inc. (a)	18	682
SLM Corp. (a)	120	1,380
Synchrony Financial	363	10,825
World Acceptance Corp. (a)	8	599

		128,712

CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	20	1,737
Avery Dennison Corp.	34	3,005
Ball Corp.	98	4,137
Bemis Co., Inc.	34	1,572
Greif, Inc. Class A	32	1,785
International Paper Co.	216	12,228
Myers Industries, Inc.	14	251
Owens-Illinois, Inc. (a)	176	4,210
Packaging Corp. of America	52	5,792
Sealed Air Corp.	64	2,865
Silgan Holdings, Inc.	48	1,525
Sonoco Products Co.	54	2,777
WestRock Co.	112	6,346

		48,230

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	70	2,314
Genuine Parts Co.	69	6,401
LKQ Corp. (a)	98	3,229
Pool Corp.	14	1,646

		13,590

DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc.	28	1,062
American Public Education, Inc. (a)	4	95
Capella Education Co.	6	514
Career Education Corp. (a)	56	537
Graham Holdings Co. Class B	6	3,598
H&R Block, Inc.	70	2,164
Regis Corp. (a)	38	390
Service Corp. International	46	1,539
Sotheby’s (a)	16	859
Strayer Education, Inc.	6	559

		11,317

DIVERSIFIED FINANCIAL SERVICES — 2.0%
Berkshire Hathaway, Inc. Class B (a)	1,062	179,871
Leucadia National Corp.	181	4,735

		184,606

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	3,433	129,527
ATN International, Inc.	10	684
CenturyLink, Inc. (b)	823	19,653
Cincinnati Bell, Inc. (a)	24	469
Frontier Communications Corp. (b)	1,767	2,050
General Communication, Inc. Class A (a)	36	1,319
Iridium Communications, Inc. (a) (b)	100	1,105
Level 3 Communications, Inc. (a)	144	8,539
Lumos Networks Corp. (a)	4	72
Verizon Communications, Inc.	2,142	95,662

		259,080

ELECTRIC UTILITIES — 2.6%
ALLETE, Inc.	20	1,434
Alliant Energy Corp.	88	3,535
American Electric Power Co., Inc.	243	16,881
Duke Energy Corp.	368	30,761
Edison International	151	11,807
El Paso Electric Co.	18	931
Entergy Corp.	144	11,055
Eversource Energy	147	8,924
Exelon Corp.	745	26,872
FirstEnergy Corp.	666	19,421
Great Plains Energy, Inc.	106	3,104
Hawaiian Electric Industries, Inc.	58	1,878
IDACORP, Inc.	28	2,390
NextEra Energy, Inc.	177	24,803
OGE Energy Corp.	88	3,061
PG&E Corp.	235	15,597
Pinnacle West Capital Corp.	50	4,258
PNM Resources, Inc.	58	2,218
PPL Corp.	335	12,951
Southern Co.	489	23,413
Westar Energy, Inc.	50	2,651
Xcel Energy, Inc.	235	10,782

		238,727

ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	4	813
AMETEK, Inc.	46	2,786
AZZ, Inc.	8	446
Eaton Corp. PLC	200	15,566
Emerson Electric Co.	268	15,978
Encore Wire Corp.	8	342
EnerSys.	10	725
General Cable Corp.	54	883
Hubbell, Inc.	18	2,037
Powell Industries, Inc.	6	192
Regal Beloit Corp.	22	1,794
Rockwell Automation, Inc.	30	4,859
Vicor Corp. (a)	22	394

		46,815

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	46	3,396
Anixter International, Inc. (a)	34	2,659
Arrow Electronics, Inc. (a)	130	10,195
Avnet, Inc.	184	7,154
Badger Meter, Inc.	8	319
Bel Fuse, Inc. Class B	6	148
Belden, Inc.	2	151
Benchmark Electronics, Inc. (a)	40	1,292
Cognex Corp.	9	764
Coherent, Inc. (a)	6	1,350
Corning, Inc.	461	13,853
CTS Corp.	16	346
Daktronics, Inc.	20	193
Electro Scientific Industries, Inc. (a)	8	66

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
FARO Technologies, Inc. (a)	2	$76
FLIR Systems, Inc.	38	1,317
II-VI, Inc. (a)	16	549
Insight Enterprises, Inc. (a)	48	1,919
IPG Photonics Corp. (a)	10	1,451
Itron, Inc. (a)	18	1,219
Jabil, Inc.	250	7,297
Keysight Technologies, Inc. (a)	64	2,491
Knowles Corp. (a)	32	541
Littelfuse, Inc.	6	990
Methode Electronics, Inc.	18	742
MTS Systems Corp.	4	207
National Instruments Corp.	24	965
OSI Systems, Inc. (a)	6	451
Park Electrochemical Corp.	6	111
Plexus Corp. (a)	18	946
Rogers Corp. (a)	6	652
Sanmina Corp. (a)	60	2,286
ScanSource, Inc. (a)	16	645
SYNNEX Corp.	38	4,558
TE Connectivity, Ltd.	146	11,487
Tech Data Corp. (a)	56	5,656
Trimble, Inc. (a)	52	1,855
TTM Technologies, Inc. (a)	134	2,326
VeriFone Systems, Inc. (a)	18	326
Vishay Intertechnology, Inc.	96	1,594
Zebra Technologies Corp. Class A (a)	16	1,608

		96,151

ENERGY EQUIPMENT & SERVICES — 1.0%
Archrock, Inc.	102	1,163
Atwood Oceanics, Inc. (a)	140	1,141
Baker Hughes, Inc.	198	10,793
Diamond Offshore Drilling, Inc. (a) (b)	102	1,105
Dril-Quip, Inc. (a)	10	488
Ensco PLC Class A	455	2,348
Era Group, Inc. (a)	12	113
Exterran Corp. (a)	45	1,201
Geospace Technologies Corp. (a)	2	28
Gulf Island Fabrication, Inc.	6	70
Halliburton Co.	187	7,987
Helix Energy Solutions Group, Inc. (a)	154	868
Helmerich & Payne, Inc.	70	3,804
Hornbeck Offshore Services, Inc. (a) (b)	54	153
Matrix Service Co. (a)	14	131
Nabors Industries, Ltd.	230	1,872
National Oilwell Varco, Inc.	305	10,047
Newpark Resources, Inc. (a)	100	735
Noble Corp. PLC	355	1,285
Oceaneering International, Inc.	90	2,056
Oil States International, Inc. (a)	68	1,846
Patterson-UTI Energy, Inc.	128	2,584
Pioneer Energy Services Corp. (a)	36	74
Rowan Cos. PLC Class A (a)	162	1,659
Schlumberger, Ltd.	375	24,690
SEACOR Holdings, Inc. (a)	12	412
SEACOR Marine Holdings, Inc. (a)	12	244
Superior Energy Services, Inc. (a)	212	2,211
TechnipFMC PLC (a)	126	3,427
Tesco Corp. (a)	58	258
TETRA Technologies, Inc. (a)	42	117
Transocean, Ltd. (a)	586	4,823
Unit Corp. (a)	76	1,423
US Silica Holdings, Inc.	16	568

		91,724

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
CoreCivic, Inc. REIT	95	2,620
Cousins Properties, Inc. REIT	72	633
Parkway, Inc. REIT	8	183
Quality Care Properties, Inc. REIT (a)	141	2,582
Uniti Group, Inc. REIT	10	251

		6,269

FOOD & STAPLES RETAILING — 3.9%
Andersons, Inc.	26	888
Casey’s General Stores, Inc.	20	2,142
Costco Wholesale Corp.	181	28,947
CVS Health Corp.	825	66,380
Kroger Co.	1,391	32,438
SpartanNash Co.	40	1,038
Sprouts Farmers Market, Inc. (a)	53	1,202
SUPERVALU, Inc. (a)	345	1,135
Sysco Corp.	261	13,136
United Natural Foods, Inc. (a)	76	2,789
Wal-Mart Stores, Inc.	2,218	167,858
Walgreens Boots Alliance, Inc.	448	35,083
Whole Foods Market, Inc.	178	7,496

		360,532

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	860	35,587
B&G Foods, Inc.	18	641
Cal-Maine Foods, Inc. (b)	45	1,782
Calavo Growers, Inc.	4	276
Campbell Soup Co.	89	4,641
Conagra Brands, Inc.	122	4,363
Darling Ingredients, Inc. (a)	118	1,857
Dean Foods Co.	122	2,074
Flowers Foods, Inc.	52	900
General Mills, Inc.	220	12,188
Hain Celestial Group, Inc. (a)	24	932
Hershey Co.	46	4,939
Hormel Foods Corp.	151	5,151
Ingredion, Inc.	26	3,099
J&J Snack Foods Corp.	6	792
J.M. Smucker Co.	44	5,207
Kellogg Co.	111	7,710
Kraft Heinz Co.	276	23,637
Lamb Weston Holdings, Inc.	40	1,762
Lancaster Colony Corp.	8	981
McCormick & Co., Inc.	22	2,145
Mondelez International, Inc. Class A	565	24,402
Post Holdings, Inc. (a)	28	2,174
Sanderson Farms, Inc.	10	1,156
Seneca Foods Corp. Class A (a)	8	248
Snyder’s-Lance, Inc.	23	796
Tootsie Roll Industries, Inc. (b)	14	488
TreeHouse Foods, Inc. (a)	14	1,144

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Tyson Foods, Inc. Class A	231	$14,468

		165,540

GAS UTILITIES — 0.2%
Atmos Energy Corp.	48	3,982
National Fuel Gas Co.	36	2,010
New Jersey Resources Corp.	44	1,747
Northwest Natural Gas Co.	14	838
ONE Gas, Inc.	20	1,396
South Jersey Industries, Inc.	24	820
Southwest Gas Holdings, Inc.	24	1,753
Spire, Inc.	16	1,116
UGI Corp.	76	3,679
WGL Holdings, Inc.	30	2,503

		19,844

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abaxis, Inc.	4	212
Abbott Laboratories	373	18,132
Align Technology, Inc. (a)	16	2,402
Analogic Corp.	4	291
Baxter International, Inc.	272	16,467
Becton Dickinson and Co.	59	11,512
Boston Scientific Corp. (a)	254	7,041
C.R. Bard, Inc.	6	1,897
Cantel Medical Corp.	8	623
CONMED Corp.	12	611
Cooper Cos., Inc.	10	2,394
CryoLife, Inc.	12	239
Danaher Corp.	160	13,502
DENTSPLY SIRONA, Inc.	42	2,723
Edwards Lifesciences Corp. (a)	34	4,020
Haemonetics Corp. (a)	16	632
Halyard Health, Inc. (a)	34	1,336
Hill-Rom Holdings, Inc.	22	1,751
Hologic, Inc. (a)	78	3,540
ICU Medical, Inc. (a)	4	690
IDEXX Laboratories, Inc. (a)	12	1,937
Integer Holdings Corp. (a)	12	519
Integra LifeSciences Holdings Corp. (a)	20	1,090
Intuitive Surgical, Inc. (a)	6	5,612
Invacare Corp.	32	422
LivaNova PLC (a)	6	367
Masimo Corp. (a)	8	729
Medtronic PLC	295	26,181
Meridian Bioscience, Inc.	12	189
Merit Medical Systems, Inc. (a)	14	534
Natus Medical, Inc. (a)	10	373
Neogen Corp. (a)	6	415
NuVasive, Inc. (a)	16	1,231
ResMed, Inc.	18	1,402
STERIS PLC	22	1,793
Stryker Corp.	86	11,935
Surmodics, Inc. (a)	4	113
Teleflex, Inc.	10	2,078
Varex Imaging Corp. (a)	6	203
Varian Medical Systems, Inc. (a)	16	1,651
West Pharmaceutical Services, Inc.	10	945
Zimmer Biomet Holdings, Inc.	32	4,109

		153,843

HEALTH CARE PROVIDERS & SERVICES — 4.7%
Aetna, Inc.	153	23,230
Almost Family, Inc. (a)	6	370
Amedisys, Inc. (a)	2	126
AmerisourceBergen Corp.	240	22,687
AMN Healthcare Services, Inc. (a)	30	1,171
Anthem, Inc.	213	40,072
Cardinal Health, Inc.	475	37,012
Centene Corp. (a)	138	11,023
Chemed Corp.	8	1,636
Cigna Corp.	97	16,237
Community Health Systems, Inc. (a)	158	1,574
CorVel Corp. (a)	8	380
Cross Country Healthcare, Inc. (a)	34	439
DaVita, Inc. (a)	125	8,095
Diplomat Pharmacy, Inc. (a)	65	962
Ensign Group, Inc.	20	435
Envision Healthcare Corp. (a)	34	2,131
Express Scripts Holding Co. (a)	912	58,222
HCA Healthcare, Inc. (a)	161	14,039
HealthSouth Corp.	41	1,984
Henry Schein, Inc. (a)	26	4,759
Humana, Inc.	66	15,881
Kindred Healthcare, Inc.	64	746
Laboratory Corp. of America Holdings (a)	39	6,011
Landauer, Inc.	4	209
LHC Group, Inc. (a)	12	815
LifePoint Health, Inc. (a)	60	4,029
Magellan Health, Inc. (a)	36	2,624
McKesson Corp.	319	52,488
MEDNAX, Inc. (a)	32	1,932
Molina Healthcare, Inc. (a)	60	4,151
Owens & Minor, Inc.	92	2,961
Patterson Cos., Inc.	38	1,784
PharMerica Corp. (a)	32	840
Quest Diagnostics, Inc.	56	6,225
Quorum Health Corp. (a)	38	158
Select Medical Holdings Corp. (a)	208	3,193
Tenet Healthcare Corp. (a)	138	2,669
Tivity Health, Inc. (a)	36	1,435
UnitedHealth Group, Inc.	364	67,493
Universal Health Services, Inc. Class B	30	3,662
VCA, Inc. (a)	14	1,292
WellCare Health Plans, Inc. (a)	32	5,746

		432,928

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	44	561
Cerner Corp. (a)	63	4,188
Computer Programs & Systems, Inc. (b)	2	66
HMS Holdings Corp. (a)	14	259
Medidata Solutions, Inc. (a)	8	625
Omnicell, Inc. (a)	10	431
Quality Systems, Inc. (a)	8	138

		6,268

HOTELS, RESTAURANTS & LEISURE — 1.4%
Biglari Holdings, Inc. (a)	2	799
BJ’s Restaurants, Inc. (a)	6	224
Bob Evans Farms, Inc.	16	1,149

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Boyd Gaming Corp.	62	$1,538
Brinker International, Inc.	39	1,486
Buffalo Wild Wings, Inc. (a)	4	507
Carnival Corp.	336	22,032
Cheesecake Factory, Inc.	20	1,006
Chipotle Mexican Grill, Inc. (a)	4	1,664
Cracker Barrel Old Country Store, Inc. (b)	8	1,338
Darden Restaurants, Inc.	54	4,884
DineEquity, Inc.	6	264
Domino’s Pizza, Inc.	4	846
Dunkin’ Brands Group, Inc.	22	1,213
ILG, Inc.	108	2,969
International Speedway Corp. Class A	18	676
Jack in the Box, Inc.	10	985
Marcus Corp.	22	664
Marriott International, Inc. Class A	57	5,718
Marriott Vacations Worldwide Corp.	8	942
McDonald’s Corp.	172	26,344
Monarch Casino & Resort, Inc. (a)	6	182
Panera Bread Co. Class A (a)	6	1,888
Papa John’s International, Inc.	12	861
Penn National Gaming, Inc. (a)	67	1,434
Red Robin Gourmet Burgers, Inc. (a)	10	653
Royal Caribbean Cruises, Ltd	78	8,520
Ruby Tuesday, Inc. (a)	40	80
Ruth’s Hospitality Group, Inc.	16	348
Scientific Games Corp. Class A (a)	34	887
Starbucks Corp.	195	11,370
Texas Roadhouse, Inc.	24	1,223
Wendy’s Co.	148	2,295
Wyndham Worldwide Corp.	43	4,318
Wynn Resorts, Ltd.	37	4,962
Yum! Brands, Inc.	138	10,179

		126,448

HOUSEHOLD DURABLES — 0.7%
CalAtlantic Group, Inc.	109	3,853
D.R. Horton, Inc.	126	4,356
Ethan Allen Interiors, Inc.	10	323
Garmin, Ltd.	90	4,593
Helen of Troy, Ltd. (a)	16	1,506
iRobot Corp. (a)	8	673
KB Home	120	2,876
La-Z-Boy, Inc.	22	715
Leggett & Platt, Inc.	38	1,996
Lennar Corp. Class A	84	4,479
M/I Homes, Inc. (a)	12	343
MDC Holdings, Inc.	62	2,190
Meritage Homes Corp. (a)	12	506
Mohawk Industries, Inc. (a)	24	5,800
Newell Brands, Inc.	90	4,826
NVR, Inc. (a)	1	2,411
PulteGroup, Inc.	214	5,249
Tempur Sealy International, Inc. (a) (b)	16	854
Toll Brothers, Inc.	73	2,884
TopBuild Corp. (a)	8	425
TRI Pointe Group, Inc. (a)	70	923
Tupperware Brands Corp.	20	1,405
Universal Electronics, Inc. (a)	8	535
Whirlpool Corp.	42	8,048

		61,769

HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. Class A (a)	44	1,321
Church & Dwight Co., Inc.	71	3,684
Clorox Co.	30	3,997
Colgate-Palmolive Co.	161	11,935
Energizer Holdings, Inc.	16	768
Kimberly-Clark Corp.	77	9,942
Procter & Gamble Co.	687	59,872
WD-40 Co.	18	1,986

		93,505

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
AES Corp.	993	11,032
NRG Energy, Inc.	441	7,594

		18,626

INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	129	26,856
Carlisle Cos., Inc.	14	1,336
General Electric Co.	2,361	63,771
Honeywell International, Inc.	206	27,458
Roper Technologies, Inc.	12	2,778

		122,199

INSURANCE — 5.7%
Aflac, Inc.	323	25,091
Alleghany Corp. (a)	8	4,758
Allstate Corp.	294	26,001
American Equity Investment Life Holding Co.	138	3,627
American Financial Group, Inc.	58	5,763
American International Group, Inc.	749	46,827
AMERISAFE, Inc.	8	456
Aon PLC	50	6,648
Arthur J Gallagher & Co.	78	4,466
Aspen Insurance Holdings, Ltd.	90	4,487
Assurant, Inc.	44	4,562
Brown & Brown, Inc.	44	1,895
Chubb, Ltd.	192	27,913
Cincinnati Financial Corp.	64	4,637
CNO Financial Group, Inc.	262	5,471
eHealth, Inc. (a)	6	113
Employers Holdings, Inc.	16	677
Everest Re Group, Ltd.	33	8,401
First American Financial Corp.	70	3,128
Genworth Financial, Inc. Class A (a)	759	2,861
Hanover Insurance Group, Inc.	32	2,836
Hartford Financial Services Group, Inc.	301	15,824
HCI Group, Inc.	12	564
Horace Mann Educators Corp.	28	1,058
Infinity Property & Casualty Corp.	8	752
Kemper Corp.	40	1,544
Lincoln National Corp.	181	12,232
Loews Corp.	416	19,473
Maiden Holdings, Ltd.	110	1,221
Marsh & McLennan Cos., Inc.	120	9,355
Mercury General Corp.	55	2,970

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
MetLife, Inc.	1,637	$89,937
Navigators Group, Inc.	24	1,318
Old Republic International Corp.	164	3,203
Primerica, Inc.	28	2,121
Principal Financial Group, Inc.	215	13,775
ProAssurance Corp.	20	1,216
Progressive Corp.	269	11,860
Prudential Financial, Inc.	648	70,075
Reinsurance Group of America, Inc.	92	11,812
RenaissanceRe Holdings, Ltd	18	2,503
RLI Corp.	16	874
Safety Insurance Group, Inc.	10	683
Selective Insurance Group, Inc.	40	2,002
Stewart Information Services Corp.	20	908
Torchmark Corp.	52	3,978
Travelers Cos., Inc.	225	28,469
United Fire Group, Inc.	24	1,057
Universal Insurance Holdings, Inc.	12	302
Unum Group	184	8,580
Willis Towers Watson PLC	27	3,927
WR Berkley Corp.	82	5,672
XL Group, Ltd	213	9,329

		529,212

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	54	52,272
Expedia, Inc.	24	3,575
FTD Cos., Inc. (a)	18	360
HSN, Inc.	48	1,531
Netflix, Inc. (a)	44	6,574
Nutrisystem, Inc.	20	1,041
PetMed Express, Inc.	10	406
Priceline Group, Inc. (a)	9	16,835
TripAdvisor, Inc. (a)	12	458

		83,052

INTERNET SOFTWARE & SERVICES — 2.5%
Akamai Technologies, Inc. (a)	47	2,341
Alphabet, Inc. Class A (a)	83	77,163
Alphabet, Inc. Class C (a)	82	74,516
Blucora, Inc. (a)	14	297
Cars.com, Inc. (a)	49	1,305
DHI Group, Inc. (a)	68	194
eBay, Inc. (a)	507	17,704
Facebook, Inc. Class A (a)	316	47,710
j2 Global, Inc.	12	1,021
Liquidity Services, Inc. (a)	4	25
LivePerson, Inc. (a)	8	88
LogMeIn, Inc.	10	1,045
NIC, Inc.	36	682
QuinStreet, Inc. (a)	118	492
Stamps.com, Inc. (a)	4	620
VeriSign, Inc. (a)	18	1,673
XO Group, Inc. (a)	8	141

		227,017

IT SERVICES — 2.2%
Accenture PLC Class A	134	16,573
Acxiom Corp. (a)	30	779
Alliance Data Systems Corp.	12	3,080
Automatic Data Processing, Inc.	125	12,807
Broadridge Financial Solutions, Inc.	16	1,209
CACI International, Inc. Class A (a)	16	2,001
Cardtronics PLC Class A (a)	12	394
Ciber, Inc. (a)	72	5
Cognizant Technology Solutions Corp. Class A	165	10,956
Convergys Corp.	46	1,094
CoreLogic, Inc. (a)	30	1,301
CSG Systems International, Inc.	20	812
CSRA, Inc.	38	1,207
DST Systems, Inc.	40	2,468
DXC Technology Co.	107	8,209
Fidelity National Information Services, Inc.	76	6,490
Fiserv, Inc. (a)	40	4,894
Forrester Research, Inc.	4	157
Gartner, Inc. (a)	9	1,112
Global Payments, Inc.	20	1,806
International Business Machines Corp.	397	61,071
Jack Henry & Associates, Inc.	6	623
Leidos Holdings, Inc.	47	2,429
ManTech International Corp. Class A	26	1,076
Mastercard, Inc. Class A	97	11,781
MAXIMUS, Inc.	12	752
NeuStar, Inc. Class A (a)	18	600
Paychex, Inc.	69	3,929
PayPal Holdings, Inc. (a)	313	16,799
Perficient, Inc. (a)	10	186
Science Applications International Corp.	20	1,388
Sykes Enterprises, Inc. (a)	24	805
TeleTech Holdings, Inc.	24	979
Teradata Corp. (a)	56	1,651
Total System Services, Inc.	30	1,748
Virtusa Corp. (a)	8	235
Visa, Inc. Class A	191	17,912
Western Union Co.	190	3,620
WEX, Inc. (a)	8	834

		205,772

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	24	1,506
Callaway Golf Co.	46	588
Hasbro, Inc.	26	2,899
Mattel, Inc.	180	3,875
Polaris Industries, Inc. (b)	29	2,675
Sturm Ruger & Co., Inc. (b)	2	124
Vista Outdoor, Inc. (a)	86	1,936

		13,603

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	59	3,499
Bio-Rad Laboratories, Inc. Class A (a)	10	2,263
Bio-Techne Corp.	8	940
Cambrex Corp. (a)	12	717
Charles River Laboratories International, Inc. (a)	6	607
Illumina, Inc. (a)	12	2,082
Luminex Corp.	30	634
Mettler-Toledo International, Inc. (a)	6	3,531
PAREXEL International Corp. (a)	20	1,738
PerkinElmer, Inc.	18	1,227

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	109	$19,017
Waters Corp. (a)	20	3,677

		39,932

MACHINERY — 1.9%
Actuant Corp. Class A	20	492
AGCO Corp.	54	3,639
Albany International Corp. Class A	16	854
Astec Industries, Inc.	10	555
Barnes Group, Inc.	20	1,171
Briggs & Stratton Corp.	34	819
Caterpillar, Inc.	271	29,122
Chart Industries, Inc. (a)	28	972
CIRCOR International, Inc.	6	356
Crane Co.	18	1,429
Cummins, Inc.	72	11,680
Deere & Co.	145	17,921
Donaldson Co., Inc.	28	1,275
Dover Corp.	74	5,936
EnPro Industries, Inc.	10	714
ESCO Technologies, Inc.	8	477
Federal Signal Corp.	36	625
Flowserve Corp.	32	1,486
Fortive Corp.	44	2,787
Franklin Electric Co., Inc.	16	662
Graco, Inc.	10	1,093
Greenbrier Cos., Inc. (b)	36	1,665
Harsco Corp. (a)	118	1,900
Hillenbrand, Inc.	26	939
IDEX Corp.	12	1,356
Illinois Tool Works, Inc.	67	9,598
Ingersoll-Rand PLC	100	9,139
ITT, Inc.	46	1,848
John Bean Technologies Corp.	14	1,372
Kennametal, Inc.	56	2,096
Lincoln Electric Holdings, Inc.	24	2,210
Lindsay Corp.	2	179
Lydall, Inc. (a)	10	517
Mueller Industries, Inc.	20	609
Nordson Corp.	12	1,456
Oshkosh Corp.	46	3,168
PACCAR, Inc.	168	11,095
Parker-Hannifin Corp.	36	5,754
Pentair PLC	50	3,327
Snap-on, Inc.	12	1,896
SPX Corp. (a)	62	1,560
SPX FLOW, Inc. (a)	36	1,328
Standex International Corp.	4	363
Stanley Black & Decker, Inc.	58	8,162
Tennant Co.	24	1,771
Terex Corp.	82	3,075
Timken Co.	36	1,665
Titan International, Inc.	68	817
Toro Co.	15	1,039
Trinity Industries, Inc.	214	5,998
Wabash National Corp.	48	1,055
Wabtec Corp.	22	2,013
Watts Water Technologies, Inc. Class A	14	885
Woodward, Inc.	16	1,081
Xylem, Inc.	38	2,106

		177,107

MARINE — 0.0% (d)
Kirby Corp. (a)	36	2,406
Matson, Inc.	16	481

		2,887

MEDIA — 2.5%
AMC Networks, Inc. Class A (a)	12	641
Cable One, Inc.	2	1,422
CBS Corp. Class B	146	9,312
Charter Communications, Inc. Class A (a)	40	13,474
Cinemark Holdings, Inc.	42	1,632
Comcast Corp. Class A	1,558	60,637
Discovery Communications, Inc. Class A (a)	80	2,066
Discovery Communications, Inc. Class C (a)	113	2,849
DISH Network Corp. Class A (a)	127	7,971
EW Scripps Co. Class A (a)	30	534
Gannett Co., Inc.	171	1,491
Interpublic Group of Cos., Inc.	130	3,198
John Wiley & Sons, Inc. Class A	20	1,055
Live Nation Entertainment, Inc. (a)	56	1,952
Meredith Corp.	24	1,427
New Media Investment Group, Inc.	81	1,092
New York Times Co. Class A	28	496
News Corp. Class A	533	7,302
News Corp. Class B	150	2,122
Omnicom Group, Inc.	96	7,958
Scholastic Corp.	41	1,787
Scripps Networks Interactive, Inc. Class A	42	2,869
TEGNA, Inc.	148	2,133
Time Warner, Inc.	208	20,885
Time, Inc.	70	1,005
Twenty-First Century Fox, Inc. Class A	463	13,121
Twenty-First Century Fox, Inc. Class B	214	5,964
Viacom, Inc. Class B	280	9,400
Walt Disney Co.	394	41,862

		227,657

METALS & MINING — 0.6%
AK Steel Holding Corp. (a)	146	959
Allegheny Technologies, Inc. (b)	152	2,586
Carpenter Technology Corp.	14	524
Century Aluminum Co. (a)	100	1,558
Commercial Metals Co.	172	3,342
Compass Minerals International, Inc.	10	653
Freeport-McMoRan, Inc. (a)	1,070	12,851
Haynes International, Inc.	4	145
Kaiser Aluminum Corp.	12	1,062
Materion Corp.	12	449
Newmont Mining Corp.	230	7,450
Nucor Corp.	152	8,796
Olympic Steel, Inc.	10	195
Reliance Steel & Aluminum Co.	62	4,514
Royal Gold, Inc.	12	938
Steel Dynamics, Inc.	114	4,082
SunCoke Energy, Inc. (a)	32	349
TimkenSteel Corp. (a)	60	922
United States Steel Corp.	92	2,037

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Worthington Industries, Inc.	32	$1,607

		55,019

MULTI-UTILITIES — 1.2%
Ameren Corp.	106	5,795
Avista Corp.	38	1,613
Black Hills Corp.	26	1,754
CenterPoint Energy, Inc.	212	5,805
CMS Energy Corp.	123	5,689
Consolidated Edison, Inc.	150	12,123
Dominion Energy, Inc.	207	15,862
DTE Energy Co.	78	8,252
MDU Resources Group, Inc.	124	3,249
NiSource, Inc.	216	5,478
NorthWestern Corp.	22	1,342
Public Service Enterprise Group, Inc.	283	12,172
SCANA Corp.	96	6,433
Sempra Energy	103	11,613
Vectren Corp.	34	1,987
WEC Energy Group, Inc.	119	7,304

		106,471

MULTILINE RETAIL — 1.0%
Big Lots, Inc.	40	1,932
Dillard’s, Inc. Class A (b)	36	2,077
Dollar General Corp.	118	8,507
Dollar Tree, Inc. (a)	78	5,454
Fred’s, Inc. Class A (b)	24	221
JC Penney Co., Inc. (a) (b)	464	2,158
Kohl’s Corp.	266	10,286
Macy’s, Inc.	458	10,644
Nordstrom, Inc. (b)	172	8,227
Target Corp.	838	43,819
Tuesday Morning Corp. (a)	46	87

		93,412

OIL, GAS & CONSUMABLE FUELS — 7.1%
Anadarko Petroleum Corp.	121	5,486
Apache Corp.	187	8,963
Cabot Oil & Gas Corp.	64	1,605
Carrizo Oil & Gas, Inc. (a)	22	383
Chesapeake Energy Corp. (a) (b)	1,140	5,666
Chevron Corp.	1,058	110,381
Cimarex Energy Co.	22	2,068
Concho Resources, Inc. (a)	24	2,917
Conoco Phillips	691	30,376
CONSOL Energy, Inc. (a)	254	3,795
Contango Oil & Gas Co. (a)	6	40
Denbury Resources, Inc. (a)	641	981
Devon Energy Corp.	231	7,385
Energen Corp. (a)	26	1,284
EOG Resources, Inc.	105	9,505
EQT Corp.	26	1,523
Exxon Mobil Corp.	2,229	179,947
Green Plains, Inc.	40	822
Gulfport Energy Corp. (a)	70	1,032
Hess Corp.	393	17,241
HollyFrontier Corp.	267	7,334
Kinder Morgan, Inc.	1,009	19,332
Marathon Oil Corp.	682	8,082
Marathon Petroleum Corp.	795	41,602
Murphy Oil Corp.	226	5,792
Newfield Exploration Co. (a)	70	1,992
Noble Energy, Inc.	186	5,264
Northern Oil and Gas, Inc. (a) (b)	12	17
Occidental Petroleum Corp.	377	22,571
ONEOK, Inc.	93	4,851
PDC Energy, Inc. (a)	14	604
Phillips 66	664	54,906
Pioneer Natural Resources Co.	20	3,192
QEP Resources, Inc. (a)	210	2,121
Range Resources Corp.	54	1,251
REX American Resources Corp. (a)	14	1,352
SM Energy Co.	124	2,050
Southwestern Energy Co. (a)	401	2,438
Tesoro Corp.	217	20,311
Valero Energy Corp.	679	45,805
Williams Cos., Inc.	382	11,567
World Fuel Services Corp.	102	3,922
WPX Energy, Inc. (a)	163	1,575

		659,331

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	38	1,155
Clearwater Paper Corp. (a)	16	748
Deltic Timber Corp.	2	149
Domtar Corp.	80	3,074
KapStone Paper and Packaging Corp.	44	908
Louisiana-Pacific Corp. (a)	42	1,013
Neenah Paper, Inc.	8	642
PH Glatfelter Co.	30	586
Schweitzer-Mauduit International, Inc.	10	372

		8,647

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. (a)	687	2,611
Coty, Inc. Class A	126	2,364
Edgewell Personal Care Co. (a)	16	1,216
Estee Lauder Cos., Inc. Class A	91	8,734
Inter Parfums, Inc.	12	440
Medifast, Inc.	6	249
Nu Skin Enterprises, Inc. Class A	23	1,445

		17,059

PHARMACEUTICALS — 3.3%
Akorn, Inc. (a)	10	335
Allergan PLC	138	33,546
Bristol-Myers Squibb Co.	310	17,273
Catalent, Inc. (a)	46	1,615
Eli Lilly & Co.	218	17,941
Endo International PLC (a)	299	3,340
Impax Laboratories, Inc. (a)	6	97
Johnson & Johnson	734	97,101
Lannett Co., Inc. (a) (b)	26	530
Mallinckrodt PLC (a)	84	3,764
Medicines Co. (a)	18	684
Merck & Co., Inc.	738	47,299
Mylan NV (a)	203	7,881
Perrigo Co. PLC	63	4,758
Pfizer, Inc.	1,960	65,836
Prestige Brands Holdings, Inc. (a)	16	845

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Zoetis, Inc.	41	$2,558

		305,403

PROFESSIONAL SERVICES — 0.3%
CDI Corp. (a)	16	93
Dun & Bradstreet Corp.	12	1,298
Equifax, Inc.	16	2,199
Exponent, Inc.	8	466
FTI Consulting, Inc. (a)	20	699
Heidrick & Struggles International, Inc.	8	174
Insperity, Inc.	14	994
Kelly Services, Inc. Class A	30	673
Korn/Ferry International	22	760
ManpowerGroup, Inc.	58	6,476
Navigant Consulting, Inc. (a)	22	435
Nielsen Holdings PLC	127	4,910
On Assignment, Inc. (a)	14	758
Resources Connection, Inc.	14	192
Robert Half International, Inc.	48	2,301
TrueBlue, Inc. (a)	18	477
Verisk Analytics, Inc. (a)	43	3,628
WageWorks, Inc. (a)	10	672

		27,205

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.2%
Acadia Realty Trust REIT	14	389
Agree Realty Corp. REIT	20	917
Alexandria Real Estate Equities, Inc. REIT	18	2,168
American Assets Trust, Inc. REIT	20	788
American Campus Communities, Inc. REIT	36	1,703
American Tower Corp. REIT	44	5,822
Apartment Investment & Management Co. Class A REIT	32	1,375
AvalonBay Communities, Inc. REIT	26	4,996
Boston Properties, Inc. REIT	22	2,706
Camden Property Trust REIT	36	3,078
Capstead Mortgage Corp. REIT	100	1,043
Care Capital Properties, Inc. REIT	118	3,151
CareTrust REIT, Inc.	12	223
Cedar Realty Trust, Inc. REIT	40	194
Chesapeake Lodging Trust REIT	48	1,175
CoreSite Realty Corp. REIT	4	414
Corporate Office Properties Trust REIT	28	981
Crown Castle International Corp. REIT	60	6,011
DCT Industrial Trust, Inc. REIT	20	1,069
DiamondRock Hospitality Co. REIT	64	701
Digital Realty Trust, Inc. REIT	30	3,389
Douglas Emmett, Inc. REIT	32	1,223
Duke Realty Corp. REIT	76	2,124
EastGroup Properties, Inc. REIT	8	670
EPR Properties REIT	16	1,150
Equinix, Inc. REIT	6	2,575
Equity Residential REIT	181	11,915
Essex Property Trust, Inc. REIT	10	2,573
Extra Space Storage, Inc. REIT	20	1,560
Federal Realty Investment Trust REIT	8	1,011
Four Corners Property Trust, Inc. REIT	24	603
Franklin Street Properties Corp. REIT	52	576
GEO Group, Inc. REIT	54	1,597
Getty Realty Corp. REIT	30	753
GGP, Inc. REIT	307	7,233
Government Properties Income Trust REIT	34	623
HCP, Inc. REIT	222	7,095
Healthcare Realty Trust, Inc. REIT	32	1,093
Hersha Hospitality Trust REIT	63	1,166
Highwoods Properties, Inc. REIT	30	1,521
Hospitality Properties Trust REIT	120	3,498
Host Hotels & Resorts, Inc. REIT	300	5,481
Iron Mountain, Inc. REIT	108	3,711
Kilroy Realty Corp. REIT	18	1,353
Kimco Realty Corp. REIT	96	1,762
Kite Realty Group Trust REIT	8	151
Lamar Advertising Co. Class A, REIT	20	1,471
LaSalle Hotel Properties REIT	90	2,682
Lexington Realty Trust REIT	54	535
Liberty Property Trust REIT	52	2,117
Life Storage, Inc. REIT	10	741
LTC Properties, Inc. REIT	12	617
Macerich Co. REIT	68	3,948
Mack-Cali Realty Corp. REIT	38	1,031
Medical Properties Trust, Inc. REIT	141	1,815
Mid-America Apartment Communities, Inc. REIT	24	2,529
National Retail Properties, Inc. REIT	42	1,642
Omega Healthcare Investors, Inc. REIT	91	3,005
Pennsylvania Real Estate Investment Trust	26	294
Potlatch Corp. REIT	18	823
Prologis, Inc. REIT	98	5,747
PS Business Parks, Inc. REIT	8	1,059
Public Storage REIT	28	5,839
Rayonier, Inc. REIT	58	1,669
Realty Income Corp. REIT	46	2,538
Regency Centers Corp. REIT	30	1,879
Sabra Health Care REIT, Inc.	24	578
Saul Centers, Inc. REIT	6	348
Senior Housing Properties Trust REIT	160	3,270
Simon Property Group, Inc. REIT	69	11,161
SL Green Realty Corp. REIT	33	3,491
Tanger Factory Outlet Centers, Inc. REIT	14	364
Taubman Centers, Inc. REIT	12	715
UDR, Inc. REIT	56	2,182
Universal Health Realty Income Trust REIT	6	477
Urban Edge Properties REIT	26	617
Urstadt Biddle Properties, Inc. Class A, REIT	14	277
Ventas, Inc. REIT	134	9,310
Vornado Realty Trust REIT	46	4,319
Washington Prime Group, Inc. REIT	260	2,176
Weingarten Realty Investors REIT	38	1,144
Welltower, Inc. REIT	149	11,153
Weyerhaeuser Co. REIT	201	6,734

		205,607

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	18	745
CBRE Group, Inc. Class A (a)	116	4,222
Forestar Group, Inc. (a)	12	206
HFF, Inc. Class A	18	626
Jones Lang LaSalle, Inc.	21	2,625

		8,424

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
ROAD & RAIL — 0.9%
ArcBest Corp.	18	$371
Avis Budget Group, Inc. (a)	129	3,518
CSX Corp.	251	13,695
Genesee & Wyoming, Inc. Class A (a)	24	1,641
Heartland Express, Inc.	18	375
JB Hunt Transport Services, Inc.	30	2,741
Kansas City Southern	26	2,721
Knight Transportation, Inc.	26	963
Landstar System, Inc.	10	856
Norfolk Southern Corp.	120	14,604
Old Dominion Freight Line, Inc.	24	2,286
Ryder System, Inc.	81	5,830
Saia, Inc. (a)	10	513
Union Pacific Corp.	268	29,188
Werner Enterprises, Inc.	67	1,966

		81,268

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (a)	16	1,035
Advanced Micro Devices, Inc. (a)	79	986
Analog Devices, Inc.	80	6,224
Applied Materials, Inc.	196	8,097
Broadcom, Ltd.	41	9,555
Brooks Automation, Inc.	24	521
Cabot Microelectronics Corp.	8	591
CEVA, Inc. (a)	4	182
Cirrus Logic, Inc. (a)	18	1,129
Cohu, Inc.	10	157
Cree, Inc. (a)	24	592
Cypress Semiconductor Corp.	96	1,310
Diodes, Inc. (a)	16	384
DSP Group, Inc. (a)	12	139
First Solar, Inc. (a)	118	4,706
Integrated Device Technology, Inc. (a)	12	309
Intel Corp.	2,081	70,213
KLA-Tencor Corp.	38	3,477
Kopin Corp. (a)	20	74
Kulicke & Soffa Industries, Inc. (a)	32	609
Lam Research Corp.	45	6,364
Microchip Technology, Inc.	52	4,013
Micron Technology, Inc. (a)	480	14,333
Microsemi Corp. (a)	24	1,123
MKS Instruments, Inc.	18	1,211
Monolithic Power Systems, Inc.	10	964
Nanometrics, Inc. (a)	8	202
NVIDIA Corp.	60	8,674
Power Integrations, Inc.	6	437
Qorvo, Inc. (a)	30	1,900
QUALCOMM, Inc.	649	35,838
Rudolph Technologies, Inc. (a)	12	274
Semtech Corp. (a)	16	572
Silicon Laboratories, Inc. (a)	10	683
Skyworks Solutions, Inc.	28	2,687
Synaptics, Inc. (a)	10	517
Teradyne, Inc.	72	2,162
Texas Instruments, Inc.	278	21,387
Veeco Instruments, Inc. (a)	23	641
Versum Materials, Inc.	30	975
Xilinx, Inc.	74	4,760
Xperi Corp.	20	596

		220,603

SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)	24	537
Activision Blizzard, Inc.	93	5,354
Adobe Systems, Inc. (a)	51	7,213
Agilysys, Inc. (a)	10	101
ANSYS, Inc. (a)	18	2,190
Autodesk, Inc. (a)	30	3,025
Blackbaud, Inc.	6	515
Bottomline Technologies de, Inc. (a)	6	154
CA, Inc.	252	8,687
Cadence Design Systems, Inc. (a)	62	2,076
CDK Global, Inc.	16	993
Citrix Systems, Inc. (a)	38	3,024
CommVault Systems, Inc. (a)	6	339
Ebix, Inc. (b)	8	431
Electronic Arts, Inc. (a)	86	9,092
Fair Isaac Corp.	8	1,115
Fortinet, Inc. (a)	26	973
Intuit, Inc.	25	3,320
Manhattan Associates, Inc. (a)	6	288
Microsoft Corp.	1,434	98,846
MicroStrategy, Inc. Class A (a)	2	383
Monotype Imaging Holdings, Inc.	10	183
Oracle Corp.	1,233	61,823
Progress Software Corp.	20	618
PTC, Inc. (a)	26	1,433
Red Hat, Inc. (a)	30	2,873
salesforce.com, Inc. (a)	62	5,369
Symantec Corp.	204	5,763
Synchronoss Technologies, Inc. (a)	6	99
Synopsys, Inc. (a)	36	2,626
Take-Two Interactive Software, Inc. (a)	24	1,761
TiVo Corp.	28	522
Tyler Technologies, Inc. (a)	6	1,054
VASCO Data Security International, Inc. (a)	32	459

		233,239

SPECIALTY RETAIL — 2.2%
Aaron’s, Inc.	26	1,011
Abercrombie & Fitch Co. Class A	46	572
Advance Auto Parts, Inc.	14	1,632
American Eagle Outfitters, Inc.	94	1,133
Asbury Automotive Group, Inc. (a)	20	1,131
Ascena Retail Group, Inc. (a) (b)	182	391
AutoNation, Inc. (a)	100	4,216
AutoZone, Inc. (a)	8	4,564
Barnes & Noble Education, Inc. (a)	26	276
Barnes & Noble, Inc.	42	319
Bed Bath & Beyond, Inc.	226	6,870
Best Buy Co., Inc.	408	23,391
Big 5 Sporting Goods Corp.	18	235
Buckle, Inc. (b)	14	249
Cabela’s, Inc. (a)	42	2,496
Caleres, Inc.	20	556
CarMax, Inc. (a)	82	5,171
Cato Corp. Class A	12	211

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Chico’s FAS, Inc.	52	$490
Children’s Place, Inc.	12	1,225
Dick’s Sporting Goods, Inc.	60	2,390
DSW, Inc. Class A	101	1,788
Express, Inc. (a)	118	797
Finish Line, Inc. Class A	20	283
Foot Locker, Inc.	44	2,168
Francesca’s Holdings Corp. (a)	36	394
GameStop Corp. Class A	146	3,155
Gap, Inc.	316	6,949
Genesco, Inc. (a)	30	1,017
Group 1 Automotive, Inc.	32	2,026
Guess?, Inc.	84	1,074
Haverty Furniture Cos., Inc.	14	351
Hibbett Sports, Inc. (a)	6	125
Home Depot, Inc.	232	35,589
Kirkland’s, Inc. (a)	8	82
L Brands, Inc.	193	10,401
Lithia Motors, Inc. Class A	36	3,392
Lowe’s Cos., Inc.	228	17,677
MarineMax, Inc. (a)	26	508
Michaels Cos., Inc. (a)	85	1,574
Monro Muffler Brake, Inc.	6	251
Murphy USA, Inc. (a)	58	4,298
O’Reilly Automotive, Inc. (a)	20	4,375
Office Depot, Inc.	775	4,371
Rent-A-Center, Inc. (b)	70	820
Ross Stores, Inc.	110	6,350
Sally Beauty Holdings, Inc. (a)	71	1,438
Select Comfort Corp. (a)	12	426
Signet Jewelers, Ltd.	56	3,541
Sonic Automotive, Inc. Class A	40	778
Staples, Inc.	905	9,113
Stein Mart, Inc.	30	51
Tailored Brands, Inc. (b)	72	804
Tiffany & Co.	26	2,441
TJX Cos., Inc.	140	10,104
Tractor Supply Co.	35	1,897
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8	2,299
Urban Outfitters, Inc. (a)	133	2,466
Vitamin Shoppe, Inc. (a)	8	93
Williams-Sonoma, Inc.	30	1,455
Zumiez, Inc. (a)	6	74

		205,324

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.2%
Apple, Inc.	1,379	198,604
Diebold Nixdorf, Inc.	28	784
Electronics For Imaging, Inc. (a)	22	1,042
Hewlett Packard Enterprise Co.	875	14,516
HP, Inc.	2,550	44,574
NCR Corp. (a)	66	2,695
NetApp, Inc.	118	4,726
Seagate Technology PLC	237	9,184
Super Micro Computer, Inc. (a)	12	296
Western Digital Corp.	118	10,455
Xerox Corp.	321	9,222

		296,098

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc.	16	1,423
Coach, Inc.	102	4,829
Crocs, Inc. (a)	24	185
Deckers Outdoor Corp. (a)	12	819
Fossil Group, Inc. (a)	38	393
G-III Apparel Group, Ltd. (a)	66	1,647
Hanesbrands, Inc.	125	2,895
Iconix Brand Group, Inc. (a)	132	912
Kate Spade & Co. (a)	30	555
Michael Kors Holdings, Ltd. (a)	131	4,749
Movado Group, Inc.	8	202
NIKE, Inc. Class B	285	16,815
Oxford Industries, Inc.	4	250
Perry Ellis International, Inc. (a)	12	233
PVH Corp.	30	3,435
Ralph Lauren Corp.	85	6,273
Skechers U.S.A., Inc. Class A (a)	59	1,740
Steven Madden, Ltd. (a)	14	559
Under Armour, Inc. Class A (a) (b)	16	348
Under Armour, Inc. Class C (a)	16	323
Unifi, Inc. (a)	36	1,109
VF Corp.	146	8,410
Wolverine World Wide, Inc.	32	896

		59,000

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	88	1,773
Bank Mutual Corp.	32	293
BofI Holding, Inc. (a) (b)	24	569
Dime Community Bancshares, Inc.	18	353
New York Community BanCorp, Inc.	393	5,160
Northwest Bancshares, Inc.	44	687
Oritani Financial Corp.	12	205
Provident Financial Services, Inc.	32	812
TrustCo Bank Corp. NY	50	387
Walker & Dunlop, Inc. (a)	42	2,051
Washington Federal, Inc.	48	1,594

		13,884

TOBACCO — 1.0%
Altria Group, Inc.	418	31,128
Philip Morris International, Inc.	335	39,346
Reynolds American, Inc.	340	22,114
Universal Corp.	26	1,682

		94,270

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	16	945
DXP Enterprises, Inc. (a)	14	483
Fastenal Co.	82	3,569
GATX Corp. (b)	58	3,728
Kaman Corp.	10	499
MSC Industrial Direct Co., Inc. Class A	12	1,031
NOW, Inc. (a)	44	707
United Rentals, Inc. (a)	37	4,170
Veritiv Corp. (a)	4	180
W.W. Grainger, Inc.	18	3,250
Watsco, Inc.	14	2,159

		20,721

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
WATER UTILITIES — 0.1%
American States Water Co.	16	$759
American Water Works Co., Inc.	40	3,118
Aqua America, Inc.	60	1,998

		5,875

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	24	425
Telephone & Data Systems, Inc.	138	3,829

		4,254

TOTAL COMMON STOCKS (Cost $8,392,640)		9,184,488

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	35,542	35,542
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	35,435	35,435

TOTAL SHORT-TERM INVESTMENTS (Cost $70,977)		70,977

TOTAL INVESTMENTS — 100.3% (Cost $8,463,617)		9,255,465
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(27,357)

NET ASSETS — 100.0%		$9,228,108

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$194,883	$—	$—	$194,883
Air Freight & Logistics	63,316	—	—	63,316
Airlines	129,057	—	—	129,057
Auto Components	33,559	—	—	33,559
Automobiles	144,342	—	—	144,342
Banks	790,638	—	—	790,638
Beverages	101,027	—	—	101,027
Biotechnology	162,363	—	—	162,363
Building Products	28,589	—	—	28,589
Capital Markets	275,953	—	—	275,953
Chemicals	190,077	—	—	190,077
Commercial Services & Supplies	44,088	—	—	44,088
Communications Equipment	80,127	—	—	80,127
Construction & Engineering	26,963	—	—	26,963
Construction Materials	5,430	—	—	5,430
Consumer Finance	128,712	—	—	128,712
Containers & Packaging	48,230	—	—	48,230
Distributors	13,590	—	—	13,590
Diversified Consumer Services	11,317	—	—	11,317
Diversified Financial Services	184,606	—	—	184,606
Diversified Telecommunication Services	259,080	—	—	259,080
Electric Utilities	238,727	—	—	238,727
Electrical Equipment	46,815	—	—	46,815
Electronic Equipment, Instruments & Components	96,151	—	—	96,151
Energy Equipment & Services	91,724	—	—	91,724

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Real Estate Investment Trusts (REITs)	$6,269	$—	$—	$6,269
Food & Staples Retailing	360,532	—	—	360,532
Food Products	165,540	—	—	165,540
Gas Utilities	19,844	—	—	19,844
Health Care Equipment & Supplies	153,843	—	—	153,843
Health Care Providers & Services	432,928	—	—	432,928
Health Care Technology	6,268	—	—	6,268
Hotels, Restaurants & Leisure	126,448	—	—	126,448
Household Durables	61,769	—	—	61,769
Household Products	93,505	—	—	93,505
Independent Power Producers & Energy Traders	18,626	—	—	18,626
Industrial Conglomerates	122,199	—	—	122,199
Insurance	529,212	—	—	529,212
Internet & Catalog Retail	83,052	—	—	83,052
Internet Software & Services	227,017	—	—	227,017
IT Services	205,772	—	—	205,772
Leisure Equipment & Products	13,603	—	—	13,603
Life Sciences Tools & Services	39,932	—	—	39,932
Machinery	177,107	—	—	177,107
Marine	2,887	—	—	2,887
Media	227,657	—	—	227,657
Metals & Mining	55,019	—	—	55,019
Multi-Utilities	106,471	—	—	106,471
Multiline Retail	93,412	—	—	93,412
Oil, Gas & Consumable Fuels	659,331	—	—	659,331
Paper & Forest Products	8,647	—	—	8,647
Personal Products	17,059	—	—	17,059
Pharmaceuticals	305,403	—	—	305,403
Professional Services	27,205	—	—	27,205
Real Estate Investment Trusts (REITs)	205,607	—	—	205,607
Real Estate Management & Development	8,424	—	—	8,424
Road & Rail	81,268	—	—	81,268
Semiconductors & Semiconductor Equipment	220,603	—	—	220,603
Software	233,239	—	—	233,239
Specialty Retail	205,324	—	—	205,324
Technology Hardware, Storage & Peripherals	296,098	—	—	296,098
Textiles, Apparel & Luxury Goods	59,000	—	—	59,000
Thrifts & Mortgage Finance	13,884	—	—	13,884
Tobacco	94,270	—	—	94,270
Trading Companies & Distributors	20,721	—	—	20,721
Water Utilities	5,875	—	—	5,875
Wireless Telecommunication Services	4,254	—	—	4,254
Short-Term Investments	70,977	—	—	70,977

TOTAL INVESTMENTS	$9,255,465	$—	$—	$9,255,465

See accompanying notes to financial statements.

SPDR S&P 1500 Value Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	72	$3,882	72	—	144	$12,921	$192	$—
State Street Institutional Liquid Reserves Fund, Premier Class	13,279	13,279	58,353	71,632	—	—	22	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	85,134	49,592	35,542	35,542	49	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	163,520	163,520	—	—	73	—
State Street Navigator Securities Lending Government Money Market Portfolio*	736,824	736,824	1,646,049	2,347,438	35,435	35,435	424	—

TOTAL		$753,985				$83,898	$760	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	57	$1,981
Aerojet Rocketdyne Holdings, Inc. (a)	88	1,830
Arconic, Inc.	104	2,356
Axon Enterprise, Inc. (a) (b)	80	2,011
Boeing Co.	808	159,782
Cubic Corp.	32	1,482
Curtiss-Wright Corp.	44	4,038
Engility Holdings, Inc. (a)	4	114
Esterline Technologies Corp. (a)	35	3,318
General Dynamics Corp.	383	75,872
Huntington Ingalls Industries, Inc.	72	13,404
KLX, Inc. (a)	70	3,500
L3 Technologies, Inc.	99	16,541
Lockheed Martin Corp.	228	63,295
Mercury Systems, Inc. (a)	69	2,904
Moog, Inc. Class A (a)	49	3,514
Northrop Grumman Corp.	144	36,966
Orbital ATK, Inc.	43	4,230
Raytheon Co.	318	51,351
Rockwell Collins, Inc.	92	9,667
Teledyne Technologies, Inc. (a)	51	6,510
Textron, Inc.	316	14,884
TransDigm Group, Inc.	15	4,033
Triumph Group, Inc.	16	506
United Technologies Corp.	358	43,715

		527,804

AIR FREIGHT & LOGISTICS — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	36	1,877
C.H. Robinson Worldwide, Inc.	80	5,494
Expeditors International of Washington, Inc.	149	8,416
FedEx Corp.	224	48,682
Forward Air Corp.	9	480
Hub Group, Inc. Class A (a)	55	2,109
United Parcel Service, Inc. Class B	210	23,224

		90,282

AIRLINES — 0.7%
Alaska Air Group, Inc.	167	14,990
Allegiant Travel Co.	1	135
American Airlines Group, Inc.	591	29,739
Delta Air Lines, Inc.	412	22,141
Hawaiian Holdings, Inc. (a)	25	1,174
JetBlue Airways Corp. (a)	107	2,443
SkyWest, Inc.	84	2,948
Southwest Airlines Co.	669	41,572
United Continental Holdings, Inc. (a)	455	34,239

		149,381

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	132	2,059
BorgWarner, Inc.	183	7,752
Cooper Tire & Rubber Co.	67	2,419
Cooper-Standard Holdings, Inc. (a)	31	3,127
Dana, Inc.	254	5,672
Delphi Automotive PLC	152	13,323
Dorman Products, Inc. (a)	39	3,228
Fox Factory Holding Corp. (a)	59	2,101
Gentex Corp.	387	7,341
Gentherm, Inc. (a)	5	194
Goodyear Tire & Rubber Co.	318	11,117
LCI Industries	43	4,403
Standard Motor Products, Inc.	20	1,044
Superior Industries International, Inc.	4	82

		63,862

AUTOMOBILES — 0.3%
Ford Motor Co.	170	1,902
General Motors Co.	1,125	39,296
Harley-Davidson, Inc.	222	11,993
Thor Industries, Inc.	83	8,675
Winnebago Industries, Inc.	44	1,540

		63,406

BANKS — 10.3%
Ameris Bancorp	60	2,892
Associated Banc-Corp	232	5,846
Banc of California, Inc. (b)	15	323
BancorpSouth, Inc.	112	3,416
Bank of America Corp.	16,933	410,795
Bank of Hawaii Corp.	49	4,066
Bank of the Ozarks, Inc.	157	7,359
Banner Corp.	27	1,526
BB&T Corp.	1,018	46,227
Boston Private Financial Holdings, Inc.	92	1,412
Brookline Bancorp, Inc.	166	2,424
Canadian Imperial Bank of Commerce	1	43
Cathay General Bancorp	105	3,985
Central Pacific Financial Corp.	49	1,542
Chemical Financial Corp.	116	5,616
Citigroup, Inc.	3,732	249,596
Citizens Financial Group, Inc.	818	29,186
City Holding Co.	26	1,713
Columbia Banking System, Inc.	89	3,547
Comerica, Inc.	295	21,606
Commerce Bancshares, Inc.	111	6,308
Community Bank System, Inc.	65	3,625
Cullen/Frost Bankers, Inc.	87	8,170
Customers Bancorp, Inc. (a)	39	1,103
CVB Financial Corp.	136	3,050
East West Bancorp, Inc.	221	12,946
Fifth Third Bancorp	1,141	29,620
First BanCorp (a)	275	1,592
First Commonwealth Financial Corp.	164	2,080
First Financial Bancorp	112	3,102
First Financial Bankshares, Inc. (b)	84	3,713
First Horizon National Corp.	315	5,487
First Midwest Bancorp, Inc.	91	2,121
FNB Corp.	264	3,738
Fulton Financial Corp.	235	4,465
Glacier Bancorp, Inc.	124	4,540
Great Western Bancorp, Inc.	81	3,306
Hancock Holding Co.	148	7,252
Hanmi Financial Corp.	48	1,366
Home BancShares, Inc.	160	3,984
Hope Bancorp, Inc.	150	2,797
Huntington Bancshares, Inc.	1,558	21,064
Independent Bank Corp.	44	2,933

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
International Bancshares Corp.	103	$3,610
JPMorgan Chase & Co.	5,425	495,845
KeyCorp.	1,787	33,488
LegacyTexas Financial Group, Inc.	75	2,860
M&T Bank Corp.	208	33,686
MB Financial, Inc.	93	4,096
National Bank Holdings Corp. Class A	45	1,490
NBT Bancorp, Inc.	71	2,623
Old National Bancorp	228	3,933
PacWest Bancorp	172	8,032
People’s United Financial, Inc.	376	6,640
Pinnacle Financial Partners, Inc.	104	6,531
PNC Financial Services Group, Inc.	697	87,034
Prosperity Bancshares, Inc.	93	5,974
Regions Financial Corp.	2,097	30,700
S&T Bancorp, Inc.	59	2,116
ServisFirst Bancshares, Inc.	69	2,545
Signature Bank (a)	21	3,014
Simmons First National Corp. Class A	45	2,380
Southside Bancshares, Inc.	45	1,566
Sterling Bancorp	218	5,068
SunTrust Banks, Inc.	705	39,988
SVB Financial Group (a)	89	15,645
Synovus Financial Corp.	170	7,521
TCF Financial Corp.	215	3,427
Texas Capital Bancshares, Inc. (a)	85	6,579
Tompkins Financial Corp.	21	1,653
Trustmark Corp.	92	2,959
UMB Financial Corp.	71	5,315
Umpqua Holdings Corp.	182	3,342
United Bankshares, Inc.	56	2,195
United Community Banks, Inc.	127	3,531
US Bancorp	1,869	97,038
Valley National Bancorp	344	4,063
Webster Financial Corp.	141	7,363
Wells Fargo & Co.	3,326	184,294
Westamerica Bancorporation (b)	24	1,345
Wintrust Financial Corp.	71	5,427
Zions Bancorp	327	14,359

		2,090,757

BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	5	661
Brown-Forman Corp. Class B	23	1,118
Coca-Cola Bottling Co. Consolidated	7	1,602
Coca-Cola Co.	510	22,873
Constellation Brands, Inc. Class A	52	10,074
Dr. Pepper Snapple Group, Inc.	88	8,018
Molson Coors Brewing Co. Class B	40	3,453
Monster Beverage Corp. (a)	57	2,832
PepsiCo, Inc.	806	93,085

		143,716

BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	762	55,253
Acorda Therapeutics, Inc. (a)	13	256
Alexion Pharmaceuticals, Inc. (a)	9	1,095
Amgen, Inc.	224	38,580
Biogen, Inc. (a)	84	22,794
Bioverativ, Inc. (a)	80	4,814
Celgene Corp. (a)	778	101,039
Eagle Pharmaceuticals, Inc. (a)	16	1,262
Emergent BioSolutions, Inc. (a)	1	34
Gilead Sciences, Inc.	59	4,176
Incyte Corp. (a)	287	36,136
Ligand Pharmaceuticals, Inc. (a)	1	121
MiMedx Group, Inc. (a) (b)	163	2,440
Momenta Pharmaceuticals, Inc. (a)	79	1,335
Regeneron Pharmaceuticals, Inc. (a)	16	7,858
Repligen Corp. (a)	45	1,865
Spectrum Pharmaceuticals, Inc. (a)	20	149
United Therapeutics Corp. (a)	56	7,265
Vertex Pharmaceuticals, Inc. (a)	314	40,465

		326,937

BUILDING PRODUCTS — 0.5%
AAON, Inc.	53	1,953
Allegion PLC	79	6,408
American Woodmark Corp. (a)	23	2,198
AO Smith Corp.	199	11,210
Apogee Enterprises, Inc.	43	2,444
Fortune Brands Home & Security, Inc.	91	5,937
Gibraltar Industries, Inc. (a)	55	1,961
Griffon Corp.	20	439
Johnson Controls International PLC	857	37,159
Lennox International, Inc.	45	8,264
Masco Corp.	182	6,954
Patrick Industries, Inc. (a)	27	1,967
Quanex Building Products Corp.	44	931
Simpson Manufacturing Co., Inc.	33	1,442
Trex Co., Inc. (a)	52	3,518
Universal Forest Products, Inc.	28	2,445

		95,230

CAPITAL MARKETS — 3.8%
Affiliated Managers Group, Inc.	8	1,327
Ameriprise Financial, Inc.	235	29,913
Bank of New York Mellon Corp.	946	48,265
BlackRock, Inc.	59	24,922
CBOE Holdings, Inc.	124	11,334
Charles Schwab Corp.	1,847	79,347
CME Group, Inc.	487	60,992
Donnelley Financial Solutions, Inc. (a)	9	207
E*TRADE Financial Corp. (a)	395	15,022
Eaton Vance Corp.	156	7,382
Evercore Partners, Inc. Class A	65	4,582
FactSet Research Systems, Inc.	20	3,324
Federated Investors, Inc. Class B	4	113
Financial Engines, Inc.	77	2,818
Franklin Resources, Inc.	284	12,720
Goldman Sachs Group, Inc.	559	124,042
Greenhill & Co., Inc.	11	221
Interactive Brokers Group, Inc. Class A	23	861
Intercontinental Exchange, Inc.	750	49,440
Invesco, Ltd.	88	3,097
Investment Technology Group, Inc.	10	212
Janus Henderson Group PLC (a)	6	199
Legg Mason, Inc.	72	2,747
MarketAxess Holdings, Inc.	60	12,066
Moody’s Corp.	151	18,374

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Morgan Stanley	2,423	$107,969
MSCI, Inc.	113	11,638
Nasdaq, Inc.	85	6,077
Northern Trust Corp.	252	24,497
Piper Jaffray Cos.	16	959
Raymond James Financial, Inc.	206	16,525
S&P Global, Inc.	306	44,673
SEI Investments Co.	40	2,151
State Street Corp. (c)	483	43,339
Stifel Financial Corp. (a)	104	4,782
T Rowe Price Group, Inc.	32	2,375
Virtus Investment Partners, Inc.	10	1,109
WisdomTree Investments, Inc. (b)	45	458

		780,079

CHEMICALS — 2.1%
A Schulman, Inc.	20	640
AdvanSix, Inc. (a)	33	1,031
Air Products & Chemicals, Inc.	47	6,724
Albemarle Corp.	195	20,580
American Vanguard Corp.	40	690
Ashland Global Holdings, Inc.	47	3,098
Balchem Corp.	37	2,875
Cabot Corp.	80	4,274
CF Industries Holdings, Inc.	31	867
Chemours Co.	318	12,059
Dow Chemical Co.	1,327	83,694
E.I. du Pont de Nemours & Co.	1,014	81,840
Eastman Chemical Co.	57	4,787
Ecolab, Inc.	128	16,992
Flotek Industries, Inc. (a)	75	671
FMC Corp.	230	16,801
Hawkins, Inc.	4	185
HB Fuller Co.	41	2,096
Ingevity Corp. (a)	73	4,190
Innophos Holdings, Inc.	12	526
Innospec, Inc.	35	2,294
International Flavors & Fragrances, Inc.	52	7,020
Koppers Holdings, Inc. (a)	41	1,482
Kraton Corp. (a)	40	1,378
LSB Industries, Inc. (a)	20	207
LyondellBasell Industries NV Class A	272	22,954
Minerals Technologies, Inc.	49	3,587
Monsanto Co.	476	56,339
Mosaic Co.	137	3,128
NewMarket Corp.	7	3,223
Olin Corp.	272	8,236
PolyOne Corp.	11	426
PPG Industries, Inc.	33	3,629
Praxair, Inc.	61	8,086
Quaker Chemical Corp.	27	3,921
Rayonier Advanced Materials, Inc.	71	1,116
RPM International, Inc.	76	4,146
Scotts Miracle-Gro Co.	60	5,368
Sensient Technologies Corp.	44	3,543
Sherwin-Williams Co.	39	13,687
Stepan Co.	16	1,394
Tredegar Corp.	39	595

		420,379

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	80	3,322
Brady Corp. Class A	77	2,610
Brink’s Co.	77	5,159
Cintas Corp.	131	16,511
Clean Harbors, Inc. (a)	44	2,457
Copart, Inc. (a)	313	9,950
Deluxe Corp.	40	2,769
Healthcare Services Group, Inc.	52	2,435
Herman Miller, Inc.	39	1,186
HNI Corp.	17	678
Interface, Inc.	41	806
LSC Communications, Inc.	9	193
Matthews International Corp. Class A	41	2,511
Mobile Mini, Inc.	5	149
MSA Safety, Inc.	55	4,464
Multi-Color Corp.	12	979
Pitney Bowes, Inc.	45	679
Republic Services, Inc.	331	21,095
Rollins, Inc.	151	6,147
RR Donnelley & Sons Co.	27	339
Stericycle, Inc. (a)	11	840
Team, Inc. (a)	4	94
Tetra Tech, Inc.	91	4,163
UniFirst Corp.	19	2,673
US Ecology, Inc.	7	353
Viad Corp.	47	2,221
Waste Management, Inc.	510	37,408

		132,191

COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	23	475
ARRIS International PLC (a)	164	4,595
Black Box Corp.	4	34
Brocade Communications Systems, Inc.	549	6,923
CalAmp Corp. (a)	55	1,118
Ciena Corp. (a)	195	4,879
Cisco Systems, Inc.	6,311	197,534
F5 Networks, Inc. (a)	93	11,816
Harmonic, Inc. (a)	171	898
Harris Corp.	190	20,725
InterDigital, Inc.	60	4,638
Juniper Networks, Inc.	428	11,933
Lumentum Holdings, Inc. (a)	97	5,534
Motorola Solutions, Inc.	136	11,797
NETGEAR, Inc. (a)	27	1,164
NetScout Systems, Inc. (a)	145	4,988
Plantronics, Inc.	51	2,668
ViaSat, Inc. (a)	3	199
Viavi Solutions, Inc. (a)	350	3,685

		295,603

CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	75	2,425
Aegion Corp. (a)	44	963
Comfort Systems USA, Inc.	47	1,744
Dycom Industries, Inc. (a)	43	3,849
EMCOR Group, Inc.	75	4,903
Fluor Corp.	19	870
Granite Construction, Inc.	25	1,206

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Jacobs Engineering Group, Inc.	141	$7,669
KBR, Inc.	19	289
MYR Group, Inc. (a)	35	1,086
Orion Group Holdings, Inc. (a)	12	89
Quanta Services, Inc. (a)	263	8,658
Valmont Industries, Inc.	13	1,945

		35,696

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	65	6,007
Martin Marietta Materials, Inc.	80	17,807
US Concrete, Inc. (a)	4	314
Vulcan Materials Co.	87	11,021

		35,149

CONSUMER FINANCE — 0.9%
American Express Co.	822	69,245
Capital One Financial Corp.	522	43,128
Discover Financial Services	452	28,110
Enova International, Inc. (a)	17	252
Firstcash, Inc.	23	1,341
Green Dot Corp. Class A (a)	77	2,967
Navient Corp.	190	3,163
PRA Group, Inc. (a)	10	379
SLM Corp. (a)	742	8,533
Synchrony Financial	502	14,970
World Acceptance Corp. (a)	15	1,124

		173,212

CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	16	1,390
Avery Dennison Corp.	59	5,214
Ball Corp.	107	4,516
Bemis Co., Inc.	24	1,110
Greif, Inc. Class A	53	2,956
International Paper Co.	447	25,304
Myers Industries, Inc.	40	718
Owens-Illinois, Inc. (a)	77	1,842
Packaging Corp. of America	143	15,929
Sealed Air Corp.	25	1,119
Silgan Holdings, Inc.	69	2,193
Sonoco Products Co.	81	4,165
WestRock Co.	380	21,531

		87,987

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	13	430
Genuine Parts Co.	32	2,968
LKQ Corp. (a)	13	428
Pool Corp.	55	6,467

		10,293

DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc.	97	3,681
American Public Education, Inc. (a)	4	94
Capella Education Co.	20	1,712
Career Education Corp. (a)	110	1,056
Graham Holdings Co. Class B	5	2,998
H&R Block, Inc.	190	5,873
Regis Corp. (a)	36	370
Service Corp. International	164	5,486
Sotheby’s (a)	78	4,186
Strayer Education, Inc.	17	1,585

		27,041

DIVERSIFIED FINANCIAL SERVICES — 1.2%
Berkshire Hathaway, Inc. Class B (a)	1,410	238,812
Leucadia National Corp.	549	14,362

		253,174

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	3,469	130,885
ATN International, Inc.	8	548
CenturyLink, Inc. (b)	24	573
Cincinnati Bell, Inc. (a)	6	117
Cogent Communications Holdings, Inc.	52	2,085
Consolidated Communications Holdings, Inc.	11	236
Frontier Communications Corp. (b)	282	327
General Communication, Inc. Class A (a)	40	1,466
Iridium Communications, Inc. (a) (b)	100	1,105
Level 3 Communications, Inc. (a)	140	8,302
Verizon Communications, Inc.	886	39,569

		185,213

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	55	3,942
Alliant Energy Corp.	192	7,713
American Electric Power Co., Inc.	235	16,325
Duke Energy Corp.	271	22,653
Edison International	271	21,190
El Paso Electric Co.	33	1,706
Entergy Corp.	55	4,222
Eversource Energy	127	7,710
Exelon Corp.	363	13,093
FirstEnergy Corp.	97	2,829
Great Plains Energy, Inc.	47	1,376
Hawaiian Electric Industries, Inc.	33	1,069
IDACORP, Inc.	44	3,755
NextEra Energy, Inc.	304	42,600
OGE Energy Corp.	222	7,723
PG&E Corp.	463	30,729
Pinnacle West Capital Corp.	104	8,857
PNM Resources, Inc.	78	2,984
PPL Corp.	153	5,915
Southern Co.	302	14,460
Westar Energy, Inc.	56	2,969
Xcel Energy, Inc.	375	17,205

		241,025

ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	1	203
AMETEK, Inc.	149	9,025
AZZ, Inc.	12	670
Eaton Corp. PLC	489	38,059
Emerson Electric Co.	420	25,041
Encore Wire Corp.	8	342
EnerSys	63	4,564
General Cable Corp.	49	801
Hubbell, Inc.	43	4,866
Powell Industries, Inc.	8	256
Regal Beloit Corp.	49	3,996

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Rockwell Automation, Inc.	196	$31,744

		119,567

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.3%
Amphenol Corp. Class A	387	28,568
Anixter International, Inc. (a)	36	2,815
Arrow Electronics, Inc. (a)	81	6,352
Avnet, Inc.	84	3,266
Badger Meter, Inc.	16	638
Bel Fuse, Inc. Class B	4	99
Belden, Inc.	20	1,509
Benchmark Electronics, Inc. (a)	79	2,552
Cognex Corp.	148	12,565
Coherent, Inc. (a)	41	9,225
Corning, Inc.	1,492	44,835
CTS Corp.	16	346
Daktronics, Inc.	8	77
Electro Scientific Industries, Inc. (a)	4	33
ePlus, Inc. (a)	23	1,704
Fabrinet (a)	52	2,218
FARO Technologies, Inc. (a)	31	1,172
FLIR Systems, Inc.	153	5,303
II-VI, Inc. (a)	104	3,567
Insight Enterprises, Inc. (a)	53	2,119
IPG Photonics Corp. (a)	53	7,690
Itron, Inc. (a)	53	3,591
Jabil, Inc.	308	8,991
Keysight Technologies, Inc. (a)	278	10,823
Knowles Corp. (a)	135	2,284
Littelfuse, Inc.	33	5,445
Methode Electronics, Inc.	61	2,513
MTS Systems Corp.	4	207
National Instruments Corp.	115	4,625
OSI Systems, Inc. (a)	27	2,029
Plexus Corp. (a)	55	2,891
Rogers Corp. (a)	24	2,607
Sanmina Corp. (a)	127	4,839
SYNNEX Corp.	41	4,918
TE Connectivity, Ltd.	447	35,170
Tech Data Corp. (a)	51	5,151
Trimble, Inc. (a)	340	12,128
TTM Technologies, Inc. (a)	157	2,726
VeriFone Systems, Inc. (a)	5	90
Vishay Intertechnology, Inc.	192	3,187
Zebra Technologies Corp. Class A (a)	77	7,740

		258,608

ENERGY EQUIPMENT & SERVICES — 0.6%
Archrock, Inc.	119	1,357
Atwood Oceanics, Inc. (a)	7	57
Baker Hughes, Inc.	499	27,201
CARBO Ceramics, Inc. (a) (b)	24	164
Diamond Offshore Drilling, Inc. (a) (b)	3	32
Ensco PLC Class A	31	160
Era Group, Inc. (a)	4	38
Exterran Corp. (a)	48	1,282
Geospace Technologies Corp. (a)	3	42
Gulf Island Fabrication, Inc.	4	46
Halliburton Co.	942	40,233
Helix Energy Solutions Group, Inc. (a)	5	28
Helmerich & Payne, Inc.	33	1,793
Matrix Service Co. (a)	4	37
Nabors Industries, Ltd.	419	3,411
National Oilwell Varco, Inc.	214	7,049
Newpark Resources, Inc. (a)	151	1,110
Noble Corp. PLC	11	40
Oil States International, Inc. (a)	7	190
Patterson-UTI Energy, Inc.	195	3,937
Pioneer Energy Services Corp. (a)	139	285
Rowan Cos. PLC Class A (a)	5	51
Schlumberger, Ltd.	303	19,950
SEACOR Holdings, Inc. (a)	28	960
Superior Energy Services, Inc. (a)	7	73
TechnipFMC PLC (a)	183	4,978
TETRA Technologies, Inc. (a)	144	402
Transocean, Ltd. (a)	254	2,090
Unit Corp. (a)	93	1,742
US Silica Holdings, Inc.	109	3,868

		122,606

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (d)
CoreCivic, Inc. REIT	76	2,096
Cousins Properties, Inc. REIT	346	3,042
Parkway, Inc. REIT	31	710
Quality Care Properties, Inc. REIT (a)	20	366
Uniti Group, Inc. REIT	152	3,821

		10,035

FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	41	1,400
Casey’s General Stores, Inc.	7	750
Costco Wholesale Corp.	286	45,740
CVS Health Corp.	48	3,862
Kroger Co.	45	1,050
SpartanNash Co.	68	1,765
Sprouts Farmers Market, Inc. (a)	5	113
SUPERVALU, Inc. (a)	246	809
Sysco Corp.	367	18,471
United Natural Foods, Inc. (a)	69	2,532
Wal-Mart Stores, Inc.	838	63,420
Walgreens Boots Alliance, Inc.	335	26,234
Whole Foods Market, Inc.	69	2,906

		169,052

FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	521	21,559
B&G Foods, Inc.	15	534
Cal-Maine Foods, Inc. (b)	5	198
Calavo Growers, Inc.	8	552
Campbell Soup Co.	25	1,304
Conagra Brands, Inc.	378	13,517
Darling Ingredients, Inc. (a)	36	567
Dean Foods Co.	75	1,275
Flowers Foods, Inc.	41	710
General Mills, Inc.	76	4,210
Hain Celestial Group, Inc. (a)	13	505
Hershey Co.	140	15,032
Hormel Foods Corp.	17	580
Ingredion, Inc.	21	2,503

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
J&J Snack Foods Corp.	21	$2,774
J.M. Smucker Co.	36	4,260
Kellogg Co.	33	2,292
Kraft Heinz Co.	597	51,127
Lamb Weston Holdings, Inc.	163	7,179
Lancaster Colony Corp.	13	1,594
McCormick & Co., Inc.	35	3,413
Mondelez International, Inc. Class A	332	14,339
Post Holdings, Inc. (a)	69	5,358
Sanderson Farms, Inc.	16	1,850
Seneca Foods Corp. Class A (a)	12	373
Snyder’s-Lance, Inc.	97	3,358
Tootsie Roll Industries, Inc. (b)	12	418
TreeHouse Foods, Inc. (a)	5	408
Tyson Foods, Inc. Class A	37	2,317

		164,106

GAS UTILITIES — 0.2%
Atmos Energy Corp.	52	4,313
National Fuel Gas Co.	41	2,290
New Jersey Resources Corp.	61	2,422
Northwest Natural Gas Co.	24	1,436
ONE Gas, Inc.	41	2,862
South Jersey Industries, Inc.	111	3,793
Southwest Gas Holdings, Inc.	73	5,333
Spire, Inc.	17	1,186
UGI Corp.	203	9,827
WGL Holdings, Inc.	60	5,006

		38,468

HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abaxis, Inc.	24	1,272
Abbott Laboratories	1,427	69,366
ABIOMED, Inc. (a)	52	7,452
Align Technology, Inc. (a)	130	19,516
Analogic Corp.	7	509
AngioDynamics, Inc. (a)	71	1,151
Baxter International, Inc.	443	26,819
Becton Dickinson and Co.	188	36,681
Boston Scientific Corp. (a)	889	24,643
C.R. Bard, Inc.	60	18,967
Cantel Medical Corp.	36	2,805
CONMED Corp.	5	255
Cooper Cos., Inc.	63	15,083
CryoLife, Inc.	36	718
Danaher Corp.	505	42,617
DENTSPLY SIRONA, Inc.	69	4,474
Edwards Lifesciences Corp. (a)	9	1,064
Globus Medical, Inc. Class A (a)	65	2,155
Haemonetics Corp. (a)	65	2,567
Halyard Health, Inc. (a)	57	2,239
Hill-Rom Holdings, Inc.	96	7,643
Hologic, Inc. (a)	352	15,974
ICU Medical, Inc. (a)	20	3,450
IDEXX Laboratories, Inc. (a)	150	24,213
Inogen, Inc. (a)	31	2,958
Integer Holdings Corp. (a)	12	519
Integra LifeSciences Holdings Corp. (a)	55	2,998
Intuitive Surgical, Inc. (a)	40	37,415
LivaNova PLC (a)	13	796
Masimo Corp. (a)	69	6,291
Medtronic PLC	416	36,920
Meridian Bioscience, Inc.	20	315
Merit Medical Systems, Inc. (a)	72	2,747
Natus Medical, Inc. (a)	39	1,455
Neogen Corp. (a)	55	3,801
NuVasive, Inc. (a)	71	5,461
OraSure Technologies, Inc. (a)	108	1,864
ResMed, Inc.	191	14,873
STERIS PLC	13	1,059
Stryker Corp.	336	46,630
Surmodics, Inc. (a)	20	563
Teleflex, Inc.	52	10,804
Varex Imaging Corp. (a)	28	946
Varian Medical Systems, Inc. (a)	117	12,073
West Pharmaceutical Services, Inc.	60	5,671
Zimmer Biomet Holdings, Inc.	63	8,089

		535,881

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Aetna, Inc.	246	37,350
Almost Family, Inc. (a)	4	247
Amedisys, Inc. (a)	7	440
AmerisourceBergen Corp.	51	4,821
AMN Healthcare Services, Inc. (a)	35	1,367
Anthem, Inc.	264	49,666
BioTelemetry, Inc. (a)	48	1,606
Cardinal Health, Inc.	123	9,584
Centene Corp. (a)	141	11,263
Chemed Corp.	25	5,113
Cigna Corp.	79	13,224
Community Health Systems, Inc. (a)	16	159
Cross Country Healthcare, Inc. (a)	4	52
DaVita, Inc. (a)	7	453
Ensign Group, Inc.	2	44
Envision Healthcare Corp. (a)	17	1,065
Express Scripts Holding Co. (a)	27	1,724
HCA Healthcare, Inc. (a)	137	11,946
HealthEquity, Inc. (a)	79	3,937
HealthSouth Corp.	27	1,307
Henry Schein, Inc. (a)	19	3,477
Humana, Inc.	123	29,596
Kindred Healthcare, Inc.	29	338
Laboratory Corp. of America Holdings (a)	76	11,715
Landauer, Inc.	8	418
LHC Group, Inc. (a)	12	815
LifePoint Health, Inc. (a)	5	336
Magellan Health, Inc. (a)	3	219
McKesson Corp.	11	1,810
MEDNAX, Inc. (a)	15	906
Molina Healthcare, Inc. (a)	1	69
Owens & Minor, Inc.	27	869
Patterson Cos., Inc.	35	1,643
PharMerica Corp. (a)	13	341
Quest Diagnostics, Inc.	186	20,676
Quorum Health Corp. (a)	3	12
Select Medical Holdings Corp. (a)	23	353
Tenet Healthcare Corp. (a)	4	77
Tivity Health, Inc. (a)	52	2,072
UnitedHealth Group, Inc.	1,222	226,583

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Universal Health Services, Inc. Class B	13	$1,587
US Physical Therapy, Inc.	17	1,027
VCA, Inc. (a)	124	11,446
WellCare Health Plans, Inc. (a)	76	13,647

		485,400

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	24	306
Cerner Corp. (a)	89	5,916
Computer Programs & Systems, Inc. (b)	4	131
HealthStream, Inc. (a)	32	842
HMS Holdings Corp. (a)	84	1,554
Medidata Solutions, Inc. (a)	73	5,709
Omnicell, Inc. (a)	65	2,801
Quality Systems, Inc. (a)	47	809

		18,068

HOTELS, RESTAURANTS & LEISURE — 1.5%
Belmond, Ltd. Class A (a)	149	1,982
BJ’s Restaurants, Inc. (a)	1	37
Bob Evans Farms, Inc.	28	2,011
Boyd Gaming Corp.	84	2,084
Brinker International, Inc.	15	572
Buffalo Wild Wings, Inc. (a)	13	1,647
Carnival Corp.	490	32,129
Cheesecake Factory, Inc.	55	2,767
Chipotle Mexican Grill, Inc. (a)	9	3,745
Churchill Downs, Inc.	11	2,016
Cracker Barrel Old Country Store, Inc. (b)	16	2,676
Darden Restaurants, Inc.	178	16,098
Dave & Buster’s Entertainment, Inc. (a)	64	4,257
DineEquity, Inc.	3	132
Domino’s Pizza, Inc.	77	16,288
Dunkin’ Brands Group, Inc.	92	5,071
ILG, Inc.	170	4,673
International Speedway Corp. Class A	24	901
Jack in the Box, Inc.	53	5,221
Marcus Corp.	39	1,178
Marriott International, Inc. Class A	451	45,240
Marriott Vacations Worldwide Corp.	41	4,828
McDonald’s Corp.	250	38,290
Panera Bread Co. Class A (a)	23	7,237
Papa John’s International, Inc.	43	3,086
Penn National Gaming, Inc. (a)	61	1,305
Red Robin Gourmet Burgers, Inc. (a)	1	65
Royal Caribbean Cruises, Ltd.	211	23,048
Ruby Tuesday, Inc. (a)	4	8
Ruth’s Hospitality Group, Inc.	48	1,044
Scientific Games Corp. Class A (a)	80	2,088
Sonic Corp.	13	344
Starbucks Corp.	443	25,831
Texas Roadhouse, Inc.	36	1,834
Wendy’s Co.	243	3,769
Wingstop, Inc.	37	1,143
Wyndham Worldwide Corp.	117	11,748
Wynn Resorts, Ltd.	109	14,619
Yum! Brands, Inc.	219	16,153

		307,165

HOUSEHOLD DURABLES — 0.5%
CalAtlantic Group, Inc.	60	2,121
Cavco Industries, Inc. (a)	12	1,556
D.R. Horton, Inc.	192	6,637
Ethan Allen Interiors, Inc.	16	517
Garmin, Ltd.	135	6,889
Helen of Troy, Ltd. (a)	5	471
Installed Building Products, Inc. (a)	33	1,747
iRobot Corp. (a)	49	4,123
KB Home	134	3,212
La-Z-Boy, Inc.	15	487
Leggett & Platt, Inc.	40	2,101
Lennar Corp. Class A	132	7,038
M/I Homes, Inc. (a)	32	914
MDC Holdings, Inc.	62	2,190
Meritage Homes Corp. (a)	19	802
Mohawk Industries, Inc. (a)	59	14,260
Newell Brands, Inc.	147	7,882
NVR, Inc. (a)	5	12,053
PulteGroup, Inc.	360	8,831
Tempur Sealy International, Inc. (a) (b)	8	427
Toll Brothers, Inc.	199	7,862
TopBuild Corp. (a)	53	2,813
Tupperware Brands Corp.	33	2,318
Universal Electronics, Inc. (a)	3	201
Whirlpool Corp.	16	3,066
William Lyon Homes Class A (a)	51	1,231

		101,749

HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. Class A (a)	56	1,681
Church & Dwight Co., Inc.	105	5,447
Clorox Co.	61	8,128
Colgate-Palmolive Co.	268	19,867
Energizer Holdings, Inc.	84	4,034
Kimberly-Clark Corp.	139	17,946
Procter & Gamble Co.	1,902	165,759
WD-40 Co.	6	662

		223,524

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
AES Corp.	143	1,589
NRG Energy, Inc.	371	6,388

		7,977

INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	493	102,638
Carlisle Cos., Inc.	20	1,908
General Electric Co.	1,895	51,184
Honeywell International, Inc.	497	66,245
Raven Industries, Inc.	61	2,031
Roper Technologies, Inc.	93	21,532

		245,538

INSURANCE — 3.3%
Aflac, Inc.	157	12,196
Alleghany Corp. (a)	15	8,922
Allstate Corp.	460	40,682
American Equity Investment Life Holding Co.	151	3,968
American Financial Group, Inc.	111	11,030
American International Group, Inc.	652	40,763

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
AMERISAFE, Inc.	20	$1,139
Aon PLC	171	22,734
Arthur J Gallagher & Co.	227	12,996
Aspen Insurance Holdings, Ltd.	35	1,745
Assurant, Inc.	49	5,081
Brown & Brown, Inc.	115	4,953
Chubb, Ltd.	424	61,641
Cincinnati Financial Corp.	97	7,028
CNO Financial Group, Inc.	108	2,255
eHealth, Inc. (a)	24	451
Employers Holdings, Inc.	24	1,015
Everest Re Group, Ltd	52	13,239
First American Financial Corp.	83	3,709
Genworth Financial, Inc. Class A (a)	678	2,556
Hanover Insurance Group, Inc.	17	1,507
Hartford Financial Services Group, Inc.	179	9,410
Horace Mann Educators Corp.	56	2,117
Infinity Property & Casualty Corp.	4	376
Kemper Corp.	71	2,741
Lincoln National Corp.	362	24,464
Loews Corp.	252	11,796
Maiden Holdings, Ltd.	115	1,276
Marsh & McLennan Cos., Inc.	470	36,641
Mercury General Corp.	44	2,376
MetLife, Inc.	1,178	64,719
Navigators Group, Inc.	29	1,592
Old Republic International Corp.	202	3,945
Primerica, Inc.	76	5,757
Principal Financial Group, Inc.	432	27,678
ProAssurance Corp.	81	4,925
Progressive Corp.	631	27,821
Prudential Financial, Inc.	654	70,724
Reinsurance Group of America, Inc.	92	11,812
RenaissanceRe Holdings, Ltd	55	7,648
RLI Corp.	21	1,147
Safety Insurance Group, Inc.	8	546
Selective Insurance Group, Inc.	75	3,754
Stewart Information Services Corp.	28	1,271
Torchmark Corp.	151	11,551
Travelers Cos., Inc.	157	19,865
United Fire Group, Inc.	3	132
Universal Insurance Holdings, Inc.	55	1,386
Unum Group	328	15,295
Willis Towers Watson PLC	49	7,127
WR Berkley Corp.	133	9,200
XL Group, Ltd.	311	13,622

		662,324

INTERNET & CATALOG RETAIL — 3.8%
Amazon.com, Inc. (a)	536	518,848
Expedia, Inc.	57	8,490
FTD Cos., Inc. (a)	36	720
HSN, Inc.	4	128
Netflix, Inc. (a)	730	109,069
Nutrisystem, Inc.	61	3,175
PetMed Express, Inc.	8	325
Priceline Group, Inc. (a)	67	125,325
TripAdvisor, Inc. (a)	25	955

		767,035

INTERNET SOFTWARE & SERVICES — 5.0%
Akamai Technologies, Inc. (a)	143	7,123
Alphabet, Inc. Class A (a)	298	277,045
Alphabet, Inc. Class C (a)	299	271,710
Blucora, Inc. (a)	68	1,442
Cars.com, Inc. (a)	47	1,252
DHI Group, Inc. (a)	4	11
eBay, Inc. (a)	1,450	50,634
Facebook, Inc. Class A (a)	2,578	389,226
j2 Global, Inc.	65	5,531
Liquidity Services, Inc. (a)	3	19
LivePerson, Inc. (a)	76	836
LogMeIn, Inc.	89	9,301
NIC, Inc.	59	1,118
Shutterstock, Inc. (a)	4	176
Stamps.com, Inc. (a)	25	3,872
VeriSign, Inc. (a)	19	1,766
WebMD Health Corp. (a)	8	469
XO Group, Inc. (a)	4	70

		1,021,601

IT SERVICES — 3.5%
Accenture PLC Class A	243	30,054
Acxiom Corp. (a)	84	2,182
Alliance Data Systems Corp.	65	16,685
Automatic Data Processing, Inc.	410	42,009
Broadridge Financial Solutions, Inc.	97	7,329
CACI International, Inc. Class A (a)	27	3,376
Cardtronics PLC Class A (a)	41	1,347
Cognizant Technology Solutions Corp. Class A	132	8,765
Convergys Corp.	28	666
CoreLogic, Inc. (a)	59	2,559
CSG Systems International, Inc.	1	41
CSRA, Inc.	95	3,016
DST Systems, Inc.	14	864
DXC Technology Co.	487	37,363
ExlService Holdings, Inc. (a)	4	222
Fidelity National Information Services, Inc.	358	30,573
Fiserv, Inc. (a)	196	23,979
Gartner, Inc. (a)	105	12,969
Global Payments, Inc.	85	7,677
International Business Machines Corp.	1,008	155,061
Jack Henry & Associates, Inc.	64	6,648
Leidos Holdings, Inc.	219	11,320
Mastercard, Inc. Class A	778	94,488
MAXIMUS, Inc.	59	3,695
NeuStar, Inc. Class A (a)	79	2,635
Paychex, Inc.	264	15,032
PayPal Holdings, Inc. (a)	541	29,036
Perficient, Inc. (a)	36	671
Science Applications International Corp.	77	5,345
Sykes Enterprises, Inc. (a)	8	268
TeleTech Holdings, Inc.	4	163
Teradata Corp. (a)	165	4,866
Total System Services, Inc.	51	2,971
Virtusa Corp. (a)	1	29
Visa, Inc. Class A	1,534	143,859
Western Union Co.	147	2,800
WEX, Inc. (a)	19	1,981

		712,544

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	124	$7,778
Callaway Golf Co.	28	358
Hasbro, Inc.	112	12,489
Mattel, Inc.	15	323
Polaris Industries, Inc. (b)	3	277
Sturm Ruger & Co., Inc.	1	62
Vista Outdoor, Inc. (a)	2	45

		21,332

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	434	25,740
Bio-Rad Laboratories, Inc. Class A (a)	29	6,563
Bio-Techne Corp.	17	1,997
Cambrex Corp. (a)	21	1,255
Charles River Laboratories International, Inc. (a)	31	3,136
Illumina, Inc. (a)	184	31,928
Mettler-Toledo International, Inc. (a)	35	20,599
PAREXEL International Corp. (a)	11	956
PerkinElmer, Inc.	91	6,201
Thermo Fisher Scientific, Inc.	156	27,217
Waters Corp. (a)	80	14,707

		140,299

MACHINERY — 2.6%
AGCO Corp.	47	3,167
Alamo Group, Inc.	14	1,271
Albany International Corp. Class A	24	1,282
Astec Industries, Inc.	24	1,332
Barnes Group, Inc.	76	4,448
Briggs & Stratton Corp.	21	506
Caterpillar, Inc.	637	68,452
Chart Industries, Inc. (a)	55	1,910
CIRCOR International, Inc.	5	297
Crane Co.	79	6,271
Cummins, Inc.	208	33,742
Deere & Co.	400	49,436
Donaldson Co., Inc.	208	9,472
Dover Corp.	186	14,921
EnPro Industries, Inc.	36	2,569
ESCO Technologies, Inc.	32	1,909
Federal Signal Corp.	13	226
Flowserve Corp.	28	1,300
Fortive Corp.	458	29,014
Franklin Electric Co., Inc.	45	1,863
Graco, Inc.	61	6,666
Greenbrier Cos., Inc. (b)	52	2,405
Harsco Corp. (a)	136	2,190
Hillenbrand, Inc.	71	2,563
IDEX Corp.	63	7,120
Illinois Tool Works, Inc.	392	56,154
Ingersoll-Rand PLC	327	29,885
ITT, Inc.	35	1,406
John Bean Technologies Corp.	51	4,998
Kennametal, Inc.	140	5,239
Lincoln Electric Holdings, Inc.	96	8,841
Lindsay Corp.	12	1,071
Lydall, Inc. (a)	20	1,034
Mueller Industries, Inc.	97	2,954
Nordson Corp.	92	11,161
Oshkosh Corp.	121	8,334
PACCAR, Inc.	290	19,152
Parker-Hannifin Corp.	206	32,923
Pentair PLC	80	5,323
Proto Labs, Inc. (a)	1	67
Snap-on, Inc.	24	3,792
SPX Corp. (a)	68	1,711
SPX FLOW, Inc. (a)	17	627
Standex International Corp.	12	1,088
Stanley Black & Decker, Inc.	166	23,361
Tennant Co.	31	2,288
Terex Corp.	143	5,363
Timken Co.	88	4,070
Titan International, Inc.	95	1,141
Toro Co.	174	12,056
Trinity Industries, Inc.	199	5,578
Wabash National Corp.	92	2,022
Wabtec Corp.	11	1,007
Watts Water Technologies, Inc. Class A	28	1,770
Woodward, Inc.	69	4,663
Xylem, Inc.	195	10,809

		524,220

MARINE — 0.0% (d)
Kirby Corp. (a)	25	1,671
Matson, Inc.	5	150

		1,821

MEDIA — 3.2%
AMC Networks, Inc. Class A (a)	13	694
Cable One, Inc.	7	4,976
CBS Corp. Class B	468	29,849
Charter Communications, Inc. Class A (a)	331	111,497
Cinemark Holdings, Inc.	148	5,750
Comcast Corp. Class A	5,579	217,135
Discovery Communications, Inc. Class A (a)	60	1,550
Discovery Communications, Inc. Class C (a)	80	2,017
DISH Network Corp. Class A (a)	286	17,949
EW Scripps Co. Class A (a)	91	1,621
Gannett Co., Inc.	13	113
Interpublic Group of Cos., Inc.	163	4,010
John Wiley & Sons, Inc. Class A	25	1,319
Live Nation Entertainment, Inc. (a)	202	7,040
Meredith Corp.	56	3,329
New York Times Co. Class A	91	1,611
News Corp. Class A	132	1,808
Omnicom Group, Inc.	92	7,627
Scholastic Corp.	24	1,046
Scripps Networks Interactive, Inc. Class A	120	8,197
TEGNA, Inc.	140	2,018
Time Warner, Inc.	1,044	104,828
Time, Inc.	143	2,052
Twenty-First Century Fox, Inc. Class A	411	11,648
Twenty-First Century Fox, Inc. Class B	191	5,323
Viacom, Inc. Class B	287	9,635
Walt Disney Co.	828	87,975
World Wrestling Entertainment, Inc. Class A	55	1,120

		653,737

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
METALS & MINING — 0.3%
AK Steel Holding Corp. (a)	610	$4,008
Allegheny Technologies, Inc. (b)	61	1,038
Carpenter Technology Corp.	19	711
Century Aluminum Co. (a)	81	1,262
Commercial Metals Co.	55	1,069
Compass Minerals International, Inc.	4	261
Freeport-McMoRan, Inc. (a)	174	2,090
Kaiser Aluminum Corp.	1	88
Materion Corp.	4	150
Newmont Mining Corp.	69	2,235
Nucor Corp.	374	21,643
Reliance Steel & Aluminum Co.	35	2,548
Royal Gold, Inc.	43	3,361
Steel Dynamics, Inc.	380	13,608
SunCoke Energy, Inc. (a)	3	33
TimkenSteel Corp. (a)	21	323
United States Steel Corp. (b)	295	6,531
Worthington Industries, Inc.	48	2,410

		63,369

MULTI-UTILITIES — 0.7%
Ameren Corp.	224	12,246
Avista Corp.	20	849
Black Hills Corp.	35	2,361
CenterPoint Energy, Inc.	581	15,908
CMS Energy Corp.	184	8,510
Consolidated Edison, Inc.	119	9,618
Dominion Energy, Inc.	410	31,418
DTE Energy Co.	164	17,350
MDU Resources Group, Inc.	322	8,436
NiSource, Inc.	127	3,221
NorthWestern Corp.	17	1,037
Public Service Enterprise Group, Inc.	109	4,688
SCANA Corp.	19	1,273
Sempra Energy	121	13,643
Vectren Corp.	97	5,669
WEC Energy Group, Inc.	123	7,550

		143,777

MULTILINE RETAIL — 0.0% (d)
Big Lots, Inc.	17	821
Dollar General Corp.	11	793
Dollar Tree, Inc. (a)	33	2,307
Fred’s, Inc. Class A (b)	28	259
JC Penney Co., Inc. (a)	13	61
Kohl’s Corp.	23	889
Macy’s, Inc.	13	302
Nordstrom, Inc. (b)	5	239
Ollie’s Bargain Outlet Holdings, Inc. (a)	61	2,599
Target Corp.	24	1,255

		9,525

OIL, GAS & CONSUMABLE FUELS — 2.5%
Anadarko Petroleum Corp.	510	23,123
Apache Corp.	49	2,349
Bill Barrett Corp. (a)	76	233
Cabot Oil & Gas Corp.	103	2,583
Carrizo Oil & Gas, Inc. (a)	3	52
Chesapeake Energy Corp. (a) (b)	33	164
Chevron Corp.	905	94,419
Cimarex Energy Co.	45	4,230
Cloud Peak Energy, Inc. (a)	59	208
Concho Resources, Inc. (a)	71	8,629
Conoco Phillips	483	21,233
CONSOL Energy, Inc. (a)	100	1,494
Denbury Resources, Inc. (a)	17	26
Devon Energy Corp.	570	18,223
Energen Corp. (a)	123	6,073
EOG Resources, Inc.	526	47,614
EQT Corp.	8	469
Exxon Mobil Corp.	555	44,805
Green Plains, Inc.	66	1,356
Gulfport Energy Corp. (a)	61	900
Hess Corp.	12	526
HollyFrontier Corp.	8	220
Kinder Morgan, Inc.	2,257	43,244
Marathon Oil Corp.	553	6,553
Marathon Petroleum Corp.	711	37,207
Murphy Oil Corp.	7	179
Newfield Exploration Co. (a)	43	1,224
Noble Energy, Inc.	57	1,613
Northern Oil and Gas, Inc. (a) (b)	4	6
Occidental Petroleum Corp.	33	1,976
ONEOK, Inc.	571	29,783
PDC Energy, Inc. (a)	12	517
Phillips 66	96	7,938
Pioneer Natural Resources Co.	96	15,320
QEP Resources, Inc. (a)	11	111
Range Resources Corp.	8	185
REX American Resources Corp. (a)	12	1,159
SM Energy Co.	4	66
Southwestern Energy Co. (a)	21	128
SRC Energy, Inc. (a)	166	1,117
Tesoro Corp.	46	4,306
Valero Energy Corp.	372	25,095
Williams Cos., Inc.	1,387	41,998
World Fuel Services Corp.	3	115
WPX Energy, Inc. (a)	599	5,786

		504,555

PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co. (a)	53	1,611
Clearwater Paper Corp. (a)	19	888
Deltic Timber Corp.	4	299
Domtar Corp.	13	499
KapStone Paper and Packaging Corp.	149	3,074
Louisiana-Pacific Corp. (a)	232	5,594
Neenah Paper, Inc.	14	1,123
PH Glatfelter Co.	5	98
Schweitzer-Mauduit International, Inc.	39	1,452

		14,638

PERSONAL PRODUCTS — 0.0% (d)
Avon Products, Inc. (a)	57	217
Coty, Inc. Class A	25	469
Edgewell Personal Care Co. (a)	8	608
Estee Lauder Cos., Inc. Class A	12	1,152
Inter Parfums, Inc.	4	147
Medifast, Inc.	20	829

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Nu Skin Enterprises, Inc. Class A	75	$4,713

		8,135

PHARMACEUTICALS — 3.1%
Akorn, Inc. (a)	4	134
Allergan PLC	160	38,894
Bristol-Myers Squibb Co.	72	4,012
Catalent, Inc. (a)	16	562
Depomed, Inc. (a)	3	32
Eli Lilly & Co.	717	59,009
Endo International PLC (a)	28	313
Heska Corp. (a)	11	1,123
Impax Laboratories, Inc. (a)	3	48
Johnson & Johnson	1,763	233,227
Lannett Co., Inc. (a) (b)	4	82
Mallinckrodt PLC (a)	8	358
Medicines Co. (a)	103	3,915
Merck & Co., Inc.	2,744	175,863
Mylan NV (a)	57	2,213
Nektar Therapeutics (a)	247	4,829
Perrigo Co. PLC	5	378
Pfizer, Inc.	2,328	78,197
Phibro Animal Health Corp. Class A	33	1,223
Prestige Brands Holdings, Inc. (a)	7	370
Supernus Pharmaceuticals, Inc. (a)	89	3,836
Zoetis, Inc.	320	19,961

		628,579

PROFESSIONAL SERVICES — 0.3%
CDI Corp. (a)	20	117
Dun & Bradstreet Corp.	8	865
Equifax, Inc.	99	13,605
Exponent, Inc.	24	1,399
FTI Consulting, Inc. (a)	9	315
Insperity, Inc.	35	2,485
Korn/Ferry International	59	2,037
ManpowerGroup, Inc.	97	10,830
Navigant Consulting, Inc. (a)	87	1,719
Nielsen Holdings PLC	19	734
On Assignment, Inc. (a)	65	3,520
Resources Connection, Inc.	40	548
Robert Half International, Inc.	162	7,765
TrueBlue, Inc. (a)	36	954
Verisk Analytics, Inc. (a)	47	3,965
WageWorks, Inc. (a)	50	3,360

		54,218

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.2%
Acadia Realty Trust REIT	16	445
Agree Realty Corp. REIT	39	1,789
Alexandria Real Estate Equities, Inc. REIT	96	11,565
American Assets Trust, Inc. REIT	9	355
American Campus Communities, Inc. REIT	64	3,027
American Tower Corp. REIT	390	51,605
Apartment Investment & Management Co. Class A REIT	133	5,715
AvalonBay Communities, Inc. REIT	55	10,569
Boston Properties, Inc. REIT	47	5,782
Camden Property Trust REIT	35	2,993
Capstead Mortgage Corp. REIT	106	1,106
Care Capital Properties, Inc. REIT	25	667
CareTrust REIT, Inc.	104	1,928
Cedar Realty Trust, Inc. REIT	80	388
Chesapeake Lodging Trust REIT	3	73
CoreSite Realty Corp. REIT	40	4,141
Corporate Office Properties Trust REIT	134	4,694
Crown Castle International Corp. REIT	235	23,542
CyrusOne, Inc. REIT	79	4,404
DCT Industrial Trust, Inc. REIT	100	5,344
DiamondRock Hospitality Co. REIT	320	3,504
Digital Realty Trust, Inc. REIT	200	22,590
Douglas Emmett, Inc. REIT	174	6,649
Duke Realty Corp. REIT	418	11,683
EastGroup Properties, Inc. REIT	41	3,436
Education Realty Trust, Inc. REIT	22	852
EPR Properties REIT	53	3,809
Equinix, Inc. REIT	91	39,054
Equity Residential REIT	48	3,160
Essex Property Trust, Inc. REIT	25	6,432
Extra Space Storage, Inc. REIT	8	624
Federal Realty Investment Trust REIT	3	379
First Industrial Realty Trust, Inc. REIT	117	3,349
Four Corners Property Trust, Inc. REIT	81	2,034
Franklin Street Properties Corp. REIT	100	1,108
GEO Group, Inc. REIT	198	5,855
Getty Realty Corp. REIT	20	502
GGP, Inc. REIT	33	777
Government Properties Income Trust REIT	65	1,190
HCP, Inc. REIT	183	5,849
Healthcare Realty Trust, Inc. REIT	61	2,083
Highwoods Properties, Inc. REIT	48	2,434
Hospitality Properties Trust REIT	228	6,646
Host Hotels & Resorts, Inc. REIT	868	15,858
Iron Mountain, Inc. REIT	53	1,821
Kilroy Realty Corp. REIT	80	6,012
Kimco Realty Corp. REIT	19	349
Kite Realty Group Trust REIT	12	227
Lamar Advertising Co. Class A, REIT	108	7,946
LaSalle Hotel Properties REIT	143	4,261
Lexington Realty Trust REIT	235	2,329
Liberty Property Trust REIT	121	4,926
Life Storage, Inc. REIT	11	815
LTC Properties, Inc. REIT	23	1,182
Macerich Co. REIT	5	290
Mack-Cali Realty Corp. REIT	35	950
Medical Properties Trust, Inc. REIT	69	888
Mid-America Apartment Communities, Inc. REIT	47	4,953
National Retail Properties, Inc. REIT	32	1,251
Omega Healthcare Investors, Inc. REIT	65	2,146
Pennsylvania Real Estate Investment Trust	3	34
Potlatch Corp. REIT	68	3,108
Prologis, Inc. REIT	483	28,323
PS Business Parks, Inc. REIT	23	3,045
Public Storage REIT	20	4,171
Rayonier, Inc. REIT	112	3,222
Realty Income Corp. REIT	83	4,580
Regency Centers Corp. REIT	19	1,190
Retail Opportunity Investments Corp. REIT	52	998
Sabra Health Care REIT, Inc.	108	2,603

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Saul Centers, Inc. REIT	16	$928
Senior Housing Properties Trust REIT	258	5,274
Simon Property Group, Inc. REIT	13	2,103
SL Green Realty Corp. REIT	31	3,280
Summit Hotel Properties, Inc. REIT	153	2,853
Tanger Factory Outlet Centers, Inc. REIT	12	312
Taubman Centers, Inc. REIT	8	476
UDR, Inc. REIT	87	3,390
Universal Health Realty Income Trust REIT	16	1,273
Urban Edge Properties REIT	28	664
Urstadt Biddle Properties, Inc. Class A, REIT	20	396
Ventas, Inc. REIT	170	11,812
Vornado Realty Trust REIT	67	6,291
Washington Prime Group, Inc. REIT	8	67
Weingarten Realty Investors REIT	16	482
Welltower, Inc. REIT	141	10,554
Weyerhaeuser Co. REIT	358	11,993

		443,757

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Alexander & Baldwin, Inc.	39	1,614
CBRE Group, Inc. Class A (a)	248	9,027
Forestar Group, Inc. (a)	40	686
HFF, Inc. Class A	1	35
Jones Lang LaSalle, Inc.	1	125
RE/MAX Holdings, Inc. Class A	31	1,737

		13,224

ROAD & RAIL — 1.3%
ArcBest Corp.	11	227
Avis Budget Group, Inc. (a)	79	2,154
CSX Corp.	1,570	85,659
Genesee & Wyoming, Inc. Class A (a)	19	1,300
Heartland Express, Inc.	24	500
JB Hunt Transport Services, Inc.	49	4,478
Kansas City Southern	4	419
Knight Transportation, Inc.	61	2,260
Landstar System, Inc.	65	5,564
Norfolk Southern Corp.	366	44,542
Old Dominion Freight Line, Inc.	87	8,286
Ryder System, Inc.	31	2,231
Saia, Inc. (a)	47	2,411
Union Pacific Corp.	954	103,900
Werner Enterprises, Inc.	4	117

		264,048

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Energy Industries, Inc. (a)	68	4,399
Advanced Micro Devices, Inc. (a)	1,276	15,924
Analog Devices, Inc.	585	45,513
Applied Materials, Inc.	1,835	75,804
Broadcom, Ltd.	650	151,482
Brooks Automation, Inc.	128	2,776
Cabot Microelectronics Corp.	43	3,175
CEVA, Inc. (a)	39	1,773
Cirrus Logic, Inc. (a)	109	6,836
Cree, Inc. (a)	27	666
Cypress Semiconductor Corp.	561	7,658
Diodes, Inc. (a)	47	1,129
DSP Group, Inc. (a)	4	46
First Solar, Inc. (a)	5	199
Integrated Device Technology, Inc. (a)	145	3,740
Intel Corp.	5,136	173,289
KLA-Tencor Corp.	239	21,871
Kopin Corp. (a)	8	30
Kulicke & Soffa Industries, Inc. (a)	121	2,301
Lam Research Corp.	276	39,035
Microchip Technology, Inc.	370	28,557
Micron Technology, Inc. (a)	1,755	52,404
Microsemi Corp. (a)	198	9,266
MKS Instruments, Inc.	92	6,192
Monolithic Power Systems, Inc.	63	6,073
Nanometrics, Inc. (a)	43	1,087
NVIDIA Corp.	1,014	146,584
Power Integrations, Inc.	47	3,426
Qorvo, Inc. (a)	203	12,854
QUALCOMM, Inc.	1,348	74,437
Rambus, Inc. (a)	72	823
Rudolph Technologies, Inc. (a)	48	1,097
Semtech Corp. (a)	106	3,789
Silicon Laboratories, Inc. (a)	63	4,306
Skyworks Solutions, Inc.	298	28,593
Synaptics, Inc. (a)	1	52
Teradyne, Inc.	339	10,180
Texas Instruments, Inc.	1,520	116,934
Veeco Instruments, Inc. (a)	76	2,117
Versum Materials, Inc.	117	3,802
Xilinx, Inc.	356	22,898
Xperi Corp.	55	1,639

		1,094,756

SOFTWARE — 6.6%
8x8, Inc. (a)	155	2,255
ACI Worldwide, Inc. (a)	47	1,051
Activision Blizzard, Inc.	1,052	60,564
Adobe Systems, Inc. (a)	711	100,564
Agilysys, Inc. (a)	4	41
ANSYS, Inc. (a)	77	9,369
Autodesk, Inc. (a)	298	30,044
Blackbaud, Inc.	56	4,802
Bottomline Technologies de, Inc. (a)	5	129
CA, Inc.	149	5,136
Cadence Design Systems, Inc. (a)	407	13,631
CDK Global, Inc.	203	12,598
Citrix Systems, Inc. (a)	184	14,643
CommVault Systems, Inc. (a)	35	1,976
Ebix, Inc. (b)	28	1,509
Electronic Arts, Inc. (a)	468	49,477
Fair Isaac Corp.	35	4,879
Fortinet, Inc. (a)	136	5,092
Intuit, Inc.	200	26,562
Manhattan Associates, Inc. (a)	5	240
Microsoft Corp.	11,122	766,640
MicroStrategy, Inc. Class A (a)	5	958
Monotype Imaging Holdings, Inc.	28	512
Oracle Corp.	1,954	97,974
Progress Software Corp.	36	1,112
PTC, Inc. (a)	179	9,867
Qualys, Inc. (a)	47	1,918

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Red Hat, Inc. (a)	163	$15,607
salesforce.com, Inc. (a)	314	27,192
Symantec Corp.	1,049	29,634
Synchronoss Technologies, Inc. (a)	1	17
Synopsys, Inc. (a)	242	17,649
Take-Two Interactive Software, Inc. (a)	172	12,621
TiVo Corp.	56	1,044
Tyler Technologies, Inc. (a)	10	1,757
Ultimate Software Group, Inc. (a)	7	1,470
VASCO Data Security International, Inc. (a)	20	287

		1,330,821

SPECIALTY RETAIL — 1.4%
Aaron’s, Inc.	41	1,595
Abercrombie & Fitch Co. Class A	3	37
Advance Auto Parts, Inc.	9	1,049
American Eagle Outfitters, Inc.	79	952
Asbury Automotive Group, Inc. (a)	4	226
Ascena Retail Group, Inc. (a) (b)	128	275
AutoNation, Inc. (a)	9	379
AutoZone, Inc. (a)	4	2,282
Barnes & Noble Education, Inc. (a)	55	585
Barnes & Noble, Inc.	91	692
Bed Bath & Beyond, Inc.	8	243
Best Buy Co., Inc.	443	25,397
Big 5 Sporting Goods Corp.	24	313
Buckle, Inc. (b)	11	196
Cabela’s, Inc. (a)	11	654
Caleres, Inc.	5	139
CarMax, Inc. (a)	105	6,621
Cato Corp. Class A	24	422
Chico’s FAS, Inc.	107	1,008
Children’s Place, Inc.	32	3,267
Dick’s Sporting Goods, Inc.	27	1,075
Express, Inc. (a)	112	756
Finish Line, Inc. Class A	36	510
Five Below, Inc. (a)	12	593
Foot Locker, Inc.	155	7,638
GameStop Corp. Class A	13	281
Gap, Inc.	85	1,869
Genesco, Inc. (a)	16	542
Group 1 Automotive, Inc.	13	823
Haverty Furniture Cos., Inc.	20	502
Hibbett Sports, Inc. (a)	7	145
Home Depot, Inc.	678	104,005
L Brands, Inc.	12	647
Lithia Motors, Inc. Class A	7	660
Lowe’s Cos., Inc.	414	32,097
Lumber Liquidators Holdings, Inc. (a)	16	401
MarineMax, Inc. (a)	8	156
Monro Muffler Brake, Inc.	5	209
Murphy USA, Inc. (a)	44	3,261
O’Reilly Automotive, Inc. (a)	20	4,375
Office Depot, Inc.	21	118
Rent-A-Center, Inc. (b)	20	234
Ross Stores, Inc.	330	19,051
Sally Beauty Holdings, Inc. (a)	27	547
Select Comfort Corp. (a)	16	568
Signet Jewelers, Ltd.	3	190
Sonic Automotive, Inc. Class A	44	856
Staples, Inc.	28	282
Stein Mart, Inc.	24	41
Tailored Brands, Inc. (b)	61	681
Tiffany & Co.	153	14,362
TJX Cos., Inc.	199	14,362
Tractor Supply Co.	7	380
Ulta Salon Cosmetics & Fragrance, Inc. (a)	84	24,137
Urban Outfitters, Inc. (a)	4	74
Vitamin Shoppe, Inc. (a)	11	128
Williams-Sonoma, Inc.	11	534
Zumiez, Inc. (a)	20	247

		283,669

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
3D Systems Corp. (a) (b)	5	94
Apple, Inc.	8,425	1,213,369
Cray, Inc. (a)	1	18
Diebold Nixdorf, Inc.	75	2,100
Electronics For Imaging, Inc. (a)	51	2,416
Hewlett Packard Enterprise Co.	2,532	42,006
HP, Inc.	2,723	47,598
NCR Corp. (a)	214	8,740
NetApp, Inc.	471	18,864
Seagate Technology PLC	501	19,414
Super Micro Computer, Inc. (a)	5	123
Western Digital Corp.	489	43,325
Xerox Corp.	213	6,119

		1,404,186

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Carter’s, Inc.	3	267
Coach, Inc.	85	4,024
Crocs, Inc. (a)	12	93
Deckers Outdoor Corp. (a)	7	478
Fossil Group, Inc. (a)	3	31
G-III Apparel Group, Ltd. (a)	12	299
Hanesbrands, Inc.	16	371
Iconix Brand Group, Inc. (a)	13	90
Kate Spade & Co. (a)	41	758
Michael Kors Holdings, Ltd. (a)	7	254
Movado Group, Inc.	28	707
NIKE, Inc. Class B	172	10,148
Oxford Industries, Inc.	1	62
PVH Corp.	31	3,549
Ralph Lauren Corp.	9	664
Skechers U.S.A., Inc. Class A (a)	5	147
Steven Madden, Ltd. (a)	12	479
Under Armour, Inc. Class A (a)	24	522
Under Armour, Inc. Class C (a)	11	222
VF Corp.	15	864
Wolverine World Wide, Inc.	157	4,398

		28,427

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	142	2,861
Bank Mutual Corp.	60	549
BofI Holding, Inc. (a) (b)	104	2,467
Dime Community Bancshares, Inc.	32	627
HomeStreet, Inc. (a)	42	1,163
LendingTree, Inc. (a)	11	1,894

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
New York Community Bancorp, Inc.	64	$840
Northwest Bancshares, Inc.	157	2,451
Oritani Financial Corp.	36	614
Provident Financial Services, Inc.	56	1,421
TrustCo Bank Corp. NY	92	713
Walker & Dunlop, Inc. (a)	35	1,709
Washington Federal, Inc.	156	5,179

		22,488

TOBACCO — 1.9%
Altria Group, Inc.	1,770	131,812
Philip Morris International, Inc.	1,562	183,457
Reynolds American, Inc.	1,114	72,454
Universal Corp.	24	1,553

		389,276

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	61	3,602
DXP Enterprises, Inc. (a)	16	552
Fastenal Co.	188	8,184
GATX Corp.	67	4,306
Kaman Corp.	12	599
MSC Industrial Direct Co., Inc. Class A	61	5,244
NOW, Inc. (a)	13	209
United Rentals, Inc. (a)	144	16,230
W.W. Grainger, Inc.	12	2,166
Watsco, Inc.	12	1,850

		42,942

WATER UTILITIES — 0.1%
American States Water Co.	12	569
American Water Works Co., Inc.	85	6,626
Aqua America, Inc.	29	966
California Water Service Group	57	2,097

		10,258

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	4	71
Telephone & Data Systems, Inc.	4	111
		182

TOTAL COMMON STOCKS (Cost $17,905,266)		20,295,904

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	30,274	30,274
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	20,201	20,201

TOTAL SHORT-TERM INVESTMENTS (Cost $50,475)		50,475

TOTAL INVESTMENTS — 100.2% (Cost $17,955,741)		20,346,379
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(35,145)

NET ASSETS — 100.0%		$20,311,234

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$527,804	$—	$—	$527,804
Air Freight & Logistics	90,282	—	—	90,282
Airlines	149,381	—	—	149,381
Auto Components	63,862	—	—	63,862
Automobiles	63,406	—	—	63,406
Banks	2,090,757	—	—	2,090,757
Beverages	143,716	—	—	143,716
Biotechnology	326,937	—	—	326,937
Building Products	95,230	—	—	95,230
Capital Markets	780,079	—	—	780,079
Chemicals	420,379	—	—	420,379
Commercial Services & Supplies	132,191	—	—	132,191

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Communications Equipment	$295,603	$—	$—	$295,603
Construction & Engineering	35,696	—	—	35,696
Construction Materials	35,149	—	—	35,149
Consumer Finance	173,212	—	—	173,212
Containers & Packaging	87,987	—	—	87,987
Distributors	10,293	—	—	10,293
Diversified Consumer Services	27,041	—	—	27,041
Diversified Financial Services	253,174	—	—	253,174
Diversified Telecommunication Services	185,213	—	—	185,213
Electric Utilities	241,025	—	—	241,025
Electrical Equipment	119,567	—	—	119,567
Electronic Equipment, Instruments & Components	258,608	—	—	258,608
Energy Equipment & Services	122,606	—	—	122,606
Equity Real Estate Investment Trusts (REITs)	10,035	—	—	10,035
Food & Staples Retailing	169,052	—	—	169,052
Food Products	164,106	—	—	164,106
Gas Utilities	38,468	—	—	38,468
Health Care Equipment & Supplies	535,881	—	—	535,881
Health Care Providers & Services	485,400	—	—	485,400
Health Care Technology	18,068	—	—	18,068
Hotels, Restaurants & Leisure	307,165	—	—	307,165
Household Durables	101,749	—	—	101,749
Household Products	223,524	—	—	223,524
Independent Power Producers & Energy Traders	7,977	—	—	7,977
Industrial Conglomerates	245,538	—	—	245,538
Insurance	662,324	—	—	662,324
Internet & Catalog Retail	767,035	—	—	767,035
Internet Software & Services	1,021,601	—	—	1,021,601
IT Services	712,544	—	—	712,544
Leisure Equipment & Products	21,332	—	—	21,332
Life Sciences Tools & Services	140,299	—	—	140,299
Machinery	524,220	—	—	524,220
Marine	1,821	—	—	1,821
Media	653,737	—	—	653,737
Metals & Mining	63,369	—	—	63,369
Multi-Utilities	143,777	—	—	143,777
Multiline Retail	9,525	—	—	9,525
Oil, Gas & Consumable Fuels	504,555	—	—	504,555
Paper & Forest Products	14,638	—	—	14,638
Personal Products	8,135	—	—	8,135
Pharmaceuticals	628,579	—	—	628,579
Professional Services	54,218	—	—	54,218
Real Estate Investment Trusts (REITs)	443,757	—	—	443,757
Real Estate Management & Development	13,224	—	—	13,224
Road & Rail	264,048	—	—	264,048
Semiconductors & Semiconductor Equipment	1,094,756	—	—	1,094,756
Software	1,330,821	—	—	1,330,821
Specialty Retail	283,669	—	—	283,669
Technology Hardware, Storage & Peripherals	1,404,186	—	—	1,404,186
Textiles, Apparel & Luxury Goods	28,427	—	—	28,427
Thrifts & Mortgage Finance	22,488	—	—	22,488
Tobacco	389,276	—	—	389,276
Trading Companies & Distributors	42,942	—	—	42,942
Water Utilities	10,258	—	—	10,258
Wireless Telecommunication Services	182	—	—	182
Short-Term Investments	50,475	—	—	50,475

TOTAL INVESTMENTS	$20,346,379	$—	$—	$20,346,379

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	53	$2,858	547	117	483	$43,339	$419	$732
State Street Institutional Liquid Reserves Fund, Premier Class	34,614	34,614	235,806	270,420	—	—	79	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	189,789	159,515	30,274	30,274	46	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	441,066	441,066	—	—	109	—
State Street Navigator Securities Lending Government Money Market Portfolio*	3,352,527	3,352,527	8,650,479	11,982,805	20,201	20,201	1,366	—

TOTAL		$3,389,999				$93,814	$2,019	$732

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 4.3%
BWX Technologies, Inc.	6,372	$310,635
General Dynamics Corp.	2,964	587,168
Lockheed Martin Corp.	2,569	713,180
Northrop Grumman Corp.	2,559	656,921
Raytheon Co.	3,194	515,767
Rockwell Collins, Inc.	5,184	544,735

		3,328,406

AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc. Class B	6,244	690,524

BANKS — 4.3%
Bank of Hawaii Corp.	2,888	239,617
Commerce Bancshares, Inc. (a)	6,616	375,987
Investors Bancorp, Inc.	20,482	273,640
People’s United Financial, Inc. (a)	21,137	373,279
PNC Financial Services Group, Inc.	4,681	584,517
US Bancorp	17,392	902,993
Wells Fargo & Co.	11,137	617,101

		3,367,134

BEVERAGES — 2.8%
Coca-Cola Co.	15,048	674,903
Dr. Pepper Snapple Group, Inc.	5,758	524,611
PepsiCo, Inc.	8,388	968,730

		2,168,244

CAPITAL MARKETS — 0.5%
FactSet Research Systems, Inc. (a)	2,284	379,555

CHEMICALS — 5.1%
Air Products & Chemicals, Inc.	2,768	395,990
Ashland Global Holdings, Inc.	2,297	151,395
Ecolab, Inc.	5,012	665,343
International Flavors & Fragrances, Inc.	2,890	390,150
NewMarket Corp.	613	282,274
PPG Industries, Inc.	3,109	341,866
Praxair, Inc.	5,835	773,429
RPM International, Inc.	5,479	298,880
Scotts Miracle-Gro Co.	2,867	256,482
Sensient Technologies Corp.	2,891	232,812
Valvoline, Inc.	6,304	149,531

		3,938,152

COMMERCIAL SERVICES & SUPPLIES — 2.8%
Cintas Corp.	4,729	596,043
Republic Services, Inc.	13,058	832,186
Waste Management, Inc.	9,939	729,026

		2,157,255

COMMUNICATIONS EQUIPMENT — 0.5%
Motorola Solutions, Inc.	4,915	426,327

CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc. (a)	4,037	350,654
Avery Dennison Corp.	4,484	396,251
Ball Corp.	13,848	584,524
Bemis Co., Inc.	6,015	278,194
Silgan Holdings, Inc.	4,888	155,340
Sonoco Products Co.	6,524	335,464

		2,100,427

DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (b)	2,734	211,092
Service Corp. International	11,999	401,367

		612,459

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (b)	5,875	995,049

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	13,085	493,697

ELECTRIC UTILITIES — 2.9%
Duke Energy Corp.	6,777	566,490
Portland General Electric Co.	5,718	261,255
PPL Corp.	17,857	690,352
Southern Co.	14,615	699,766

		2,217,863

ELECTRICAL EQUIPMENT — 0.5%
Hubbell, Inc.	3,656	413,750

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	7,965	587,976

FOOD & STAPLES RETAILING — 2.6%
Casey’s General Stores, Inc. (a)	2,550	273,131
Costco Wholesale Corp.	3,842	614,451
CVS Health Corp.	6,294	506,415
Sysco Corp.	11,827	595,253

		1,989,250

FOOD PRODUCTS — 1.5%
General Mills, Inc.	10,605	587,517
McCormick & Co., Inc.	5,780	563,608

		1,151,125

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Becton Dickinson and Co.	2,695	525,821
Danaher Corp.	7,768	655,542
Stryker Corp.	3,688	511,821

		1,693,184

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc.	5,677	442,352

HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	13,555	555,484
McDonald’s Corp.	5,972	914,671

		1,470,155

HOUSEHOLD PRODUCTS — 2.5%
Clorox Co.	4,333	577,329
Colgate-Palmolive Co.	9,139	677,474
Procter & Gamble Co.	7,525	655,804

		1,910,607

INDUSTRIAL CONGLOMERATES — 3.5%
3M Co.	3,649	759,685
Carlisle Cos., Inc.	4,196	400,299
Honeywell International, Inc.	7,352	979,948
Roper Technologies, Inc.	2,598	601,515

		2,741,447

INSURANCE — 19.5%
Aflac, Inc.	8,377	650,725
Alleghany Corp. (a)	996	592,421

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Allstate Corp.	8,670	$766,775
American Financial Group, Inc.	4,631	460,182
Aon PLC	5,589	743,058
Arch Capital Group, Ltd. (a)	7,839	731,300
Arthur J Gallagher & Co.	11,561	661,867
Axis Capital Holdings, Ltd.	5,558	359,380
Chubb, Ltd.	7,040	1,023,475
Cincinnati Financial Corp.	8,687	629,373
Erie Indemnity Co. Class A	1,605	200,737
Everest Re Group, Ltd.	2,658	676,700
Loews Corp.	18,447	863,504
Markel Corp. (a)	709	691,885
Marsh & McLennan Cos., Inc.	12,920	1,007,243
Progressive Corp.	14,276	629,429
Reinsurance Group of America, Inc.	4,284	550,023
RenaissanceRe Holdings, Ltd.	2,632	365,980
Torchmark Corp.	7,732	591,498
Travelers Cos., Inc.	4,830	611,140
Validus Holdings, Ltd.	5,047	262,293
White Mountains Insurance Group, Ltd.	290	251,903
Willis Towers Watson PLC	4,409	641,333
WR Berkley Corp.	6,450	446,147
XL Group, Ltd.	17,346	759,755

		15,168,126

INTERNET SOFTWARE & SERVICES — 0.4%
Alphabet, Inc. Class A (a)	331	307,724

IT SERVICES — 4.9%
Amdocs, Ltd.	9,511	613,079
Automatic Data Processing, Inc.	6,873	704,208
Fiserv, Inc. (a)	6,250	764,625
Gartner, Inc. (a)	2,696	332,983
International Business Machines Corp.	2,380	366,115
Jack Henry & Associates, Inc. (a)	5,096	529,322
Paychex, Inc.	9,413	535,976

		3,846,308

MACHINERY — 2.1%
IDEX Corp.	4,975	562,225
Illinois Tool Works, Inc.	4,129	591,479
Toro Co.	6,941	480,942

		1,634,646

MEDIA — 1.6%
Comcast Corp. Class A	11,342	441,430
Omnicom Group, Inc. (a)	5,762	477,670
Walt Disney Co.	3,128	332,350

		1,251,450

METALS & MINING — 0.3%
Reliance Steel & Aluminum Co.	3,561	259,276

MULTI-UTILITIES — 2.6%
Dominion Energy, Inc.	9,626	737,640
DTE Energy Co.	5,872	621,199
Sempra Energy	5,761	649,553

		2,008,392

OIL, GAS & CONSUMABLE FUELS — 1.1%
Chevron Corp.	3,287	342,933
Exxon Mobil Corp.	6,762	545,896

		888,829

PHARMACEUTICALS — 2.9%
Eli Lilly & Co.	5,708	469,768
Johnson & Johnson	5,892	779,453
Merck & Co., Inc.	7,421	475,612
Pfizer, Inc.	14,666	492,631

		2,217,464

PROFESSIONAL SERVICES — 2.2%
Equifax, Inc.	4,907	674,320
Nielsen Holdings PLC	9,823	379,757
Verisk Analytics, Inc. (a)	8,115	684,663

		1,738,740

REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.9%
Annaly Capital Management, Inc. REIT (a)	50,299	606,103
AvalonBay Communities, Inc. REIT	3,193	613,599
Boston Properties, Inc. REIT	4,538	558,265
Crown Castle International Corp. REIT	6,808	682,025
Equity Residential REIT	8,928	587,730
Federal Realty Investment Trust REIT	4,658	588,725
Starwood Property Trust, Inc. REIT (a)	16,330	365,629
Two Harbors Investment Corp. REIT	22,411	222,093
UDR, Inc. REIT	15,600	607,932
Vornado Realty Trust REIT	5,654	530,910

		5,363,011

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Analog Devices, Inc.	3,493	271,755
Intel Corp.	8,596	290,029
Microchip Technology, Inc. (a)	4,178	322,458
MKS Instruments, Inc.	3,545	238,579
Texas Instruments, Inc.	4,809	369,956

		1,492,777

SOFTWARE — 4.0%
Adobe Systems, Inc. (a)	2,697	381,464
ANSYS, Inc. (a)	3,340	406,411
CA, Inc.	9,103	313,780
Cadence Design Systems, Inc. (a)	10,994	368,189
Check Point Software Technologies, Ltd. (a)	3,300	359,964
Intuit, Inc.	3,376	448,367
Oracle Corp.	6,978	349,877
Synopsys, Inc. (a)	6,680	487,172

		3,115,224

SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (a)	817	466,066
Home Depot, Inc.	3,276	502,538
TJX Cos., Inc.	6,700	483,539

		1,452,143

THRIFTS & MORTGAGE FINANCE — 0.5%
New York Community Bancorp, Inc.	31,231	410,063

TRADING COMPANIES & DISTRIBUTORS — 0.5%
W.W. Grainger, Inc. (a)	2,048	369,725

WATER UTILITIES — 0.8%
American Water Works Co., Inc.	8,093	630,849

TOTAL COMMON STOCKS (Cost $71,708,802)		77,429,685

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $101,628)	101,628	$101,628

TOTAL INVESTMENTS — 99.8% (Cost $71,810,430)		77,531,313
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		129,395

NET ASSETS — 100.0%		$77,660,708

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$3,328,406	$—	$—	$3,328,406
Air Freight & Logistics	690,524	—	—	690,524
Banks	3,367,134	—	—	3,367,134
Beverages	2,168,244	—	—	2,168,244
Capital Markets	379,555	—	—	379,555
Chemicals	3,938,152	—	—	3,938,152
Commercial Services & Supplies	2,157,255	—	—	2,157,255
Communications Equipment	426,327	—	—	426,327
Containers & Packaging	2,100,427	—	—	2,100,427
Diversified Consumer Services	612,459	—	—	612,459
Diversified Financial Services	995,049	—	—	995,049
Diversified Telecommunication Services	493,697	—	—	493,697
Electric Utilities	2,217,863	—	—	2,217,863
Electrical Equipment	413,750	—	—	413,750
Electronic Equipment, Instruments & Components	587,976	—	—	587,976
Food & Staples Retailing	1,989,250	—	—	1,989,250
Food Products	1,151,125	—	—	1,151,125
Health Care Equipment & Supplies	1,693,184	—	—	1,693,184
Health Care Providers & Services	442,352	—	—	442,352
Hotels, Restaurants & Leisure	1,470,155	—	—	1,470,155
Household Products	1,910,607	—	—	1,910,607
Industrial Conglomerates	2,741,447	—	—	2,741,447
Insurance	15,168,126	—	—	15,168,126
Internet Software & Services	307,724	—	—	307,724
IT Services	3,846,308	—	—	3,846,308
Machinery	1,634,646	—	—	1,634,646
Media	1,251,450	—	—	1,251,450
Metals & Mining	259,276	—	—	259,276
Multi-Utilities	2,008,392	—	—	2,008,392
Oil, Gas & Consumable Fuels	888,829	—	—	888,829
Pharmaceuticals	2,217,464	—	—	2,217,464
Professional Services	1,738,740	—	—	1,738,740
Real Estate Investment Trusts (REITs)	5,363,011	—	—	5,363,011
Semiconductors & Semiconductor Equipment	1,492,777	—	—	1,492,777
Software	3,115,224	—	—	3,115,224
Specialty Retail	1,452,143	—	—	1,452,143
Thrifts & Mortgage Finance	410,063	—	—	410,063

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Trading Companies & Distributors	$369,725	$—	$—	$369,725
Water Utilities	630,849	—	—	630,849
Short-Term Investment	101,628	—	—	101,628

TOTAL INVESTMENTS	$77,531,313	$—	$—	$77,531,313

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	251,709	$251,709	779,548	1,031,257	—	$—	$238	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	487,756	386,128	101,628	101,628	351	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,776,607	1,776,607	—	—	683	—
State Street Navigator Securities Lending Government Money Market Portfolio*	10,392,456	10,392,456	55,659,994	66,052,450	—	—	4,104	—

TOTAL		$10,644,165				$101,628	$5,376	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.9%
Cubic Corp.	8,221	$380,632
Curtiss-Wright Corp.	3,311	303,884
National Presto Industries, Inc.	6,993	772,727
Teledyne Technologies, Inc. (a)	4,048	516,727

		1,973,970

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	13,299	708,570
Hub Group, Inc. Class A (a)	7,065	270,943

		979,513

AUTO COMPONENTS — 0.8%
Cooper Tire & Rubber Co.	6,700	241,870
Cooper-Standard Holdings, Inc. (a)	3,634	366,562
Dorman Products, Inc. (a)	4,521	374,203
Fox Factory Holding Corp. (a)	12,494	444,787
LCI Industries	226	23,142
Superior Industries International, Inc.	16,853	346,329

		1,796,893

BANKS — 13.5%
American National Bankshares, Inc.	16,941	625,970
Ameris Bancorp	20,552	990,606
BancorpSouth, Inc.	224	6,832
Bar Harbor Bankshares	29,204	900,067
BCB Bancorp, Inc. (b)	21,738	332,591
Berkshire Hills Bancorp, Inc.	29,215	1,026,907
Blue Hills Bancorp, Inc.	50,758	908,568
Brookline Bancorp, Inc.	105,803	1,544,724
Capital Bank Financial Corp. Class A	18,569	707,479
Central Pacific Financial Corp.	11,825	372,133
Chemical Financial Corp.	511	24,738
Citizens & Northern Corp.	27,942	649,931
City Holding Co.	7,142	470,444
Columbia Banking System, Inc.	8,990	358,251
Community Bank System, Inc.	777	43,333
CVB Financial Corp.	289	6,482
Enterprise Financial Services Corp.	11,153	455,042
Farmers National Banc Corp.	48,641	705,294
First Commonwealth Financial Corp.	83,363	1,057,043
First Connecticut Bancorp, Inc.	27,547	706,581
First Financial Bancorp	33,349	923,767
First Financial Corp.	26,764	1,265,937
First Financial Northwest, Inc.	12,399	199,996
First Merchants Corp.	36,620	1,469,927
First Midwest Bancorp, Inc.	1,115	25,991
FNB Corp.	1,354	19,173
Glacier Bancorp, Inc.	5,013	183,526
Hancock Holding Co.	2,069	101,381
Independent Bank Corp. (c)	11,731	781,871
Independent Bank Corp. (c)	41,185	895,774
Investors Bancorp, Inc.	5,944	79,412
Lakeland Financial Corp.	6,070	278,492
LCNB Corp.	21,294	425,880
National Bank Holdings Corp. Class A	23,549	779,707
NBT Bancorp, Inc.	877	32,405
Old Line Bancshares, Inc.	14,725	414,950
Old National Bancorp	375	6,469
Pinnacle Financial Partners, Inc.	5,796	363,989
Renasant Corp.	683	29,874
Sandy Spring Bancorp, Inc.	13,585	552,366
ServisFirst Bancshares, Inc.	3,802	140,256
South State Corp.	423	36,251
Southern National Bancorp of Virginia, Inc.	23,842	419,619
Sterling Bancorp	17,848	414,966
Stonegate Bank	26,532	1,225,248
Towne Bank	31,361	965,919
TriCo Bancshares	13,414	471,502
Trustmark Corp.	39,255	1,262,441
Umpqua Holdings Corp.	89	1,634
Union Bankshares Corp.	819	27,764
United Bankshares, Inc.	1,007	39,474
United Community Banks, Inc.	8,286	230,351
Valley National Bancorp	27,203	321,267
WashingtonFirst Bankshares, Inc.	21,905	756,380
Webster Financial Corp.	231	12,063
Westamerica Bancorporation (b)	9,367	524,927
Wintrust Financial Corp.	13,772	1,052,732

		28,626,697

BEVERAGES — 0.2%
Coca-Cola Bottling Co. Consolidated	1,463	334,837

BIOTECHNOLOGY — 0.2%
Emergent BioSolutions, Inc. (a)	5,234	177,485
Genomic Health, Inc. (a)	286	9,309
PDL BioPharma, Inc.	121,679	300,547

		487,341

BUILDING PRODUCTS — 0.4%
AAON, Inc.	8,040	296,274
CSW Industrials, Inc. (a)	7,345	283,884
Masonite International Corp. (a)	4,156	313,778
Simpson Manufacturing Co., Inc.	249	10,884

		904,820

CAPITAL MARKETS — 0.1%
Evercore Partners, Inc. Class A	1,993	140,506

CHEMICALS — 1.1%
HB Fuller Co.	13,185	673,886
Innophos Holdings, Inc.	5,421	237,657
Innospec, Inc.	4,993	327,291
PolyOne Corp.	11,250	435,825
Quaker Chemical Corp.	2,862	415,648
Sensient Technologies Corp.	3,374	271,708

		2,362,015

COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	16,244	674,451
Brady Corp. Class A	12,993	440,463
Clean Harbors, Inc. (a)	5,809	324,316
Covanta Holding Corp.	38,681	510,589
Deluxe Corp.	359	24,850
Ennis, Inc.	34,117	651,635
Healthcare Services Group, Inc.	19,398	908,408
Herman Miller, Inc.	4,779	145,282
Matthews International Corp. Class A	2,460	150,675
MSA Safety, Inc.	3,651	296,352
Pitney Bowes, Inc.	32,151	485,480
SP Plus Corp. (a)	18,010	550,206

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
UniFirst Corp.	92	$12,944
Viad Corp.	11,674	551,596
West Corp.	14,069	328,089

		6,055,336

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	14,523	299,900
EchoStar Corp. Class A (a)	6,542	397,100
Ituran Location and Control, Ltd.	17,590	550,567
NETGEAR, Inc. (a)	3,100	133,610
Plantronics, Inc.	9,643	504,425
Radware, Ltd. (a)	19,087	334,786

		2,220,388

CONSTRUCTION & ENGINEERING — 0.3%
Comfort Systems USA, Inc.	8,700	322,770
EMCOR Group, Inc.	2,795	182,737
MYR Group, Inc. (a)	7,499	232,619

		738,126

CONTAINERS & PACKAGING — 0.5%
Greif, Inc. Class A	7,132	397,823
Owens-Illinois, Inc. (a)	11,300	270,296
UFP Technologies, Inc. (a)	17,326	490,326

		1,158,445

DISTRIBUTORS — 0.2%
Weyco Group, Inc.	17,464	486,896

DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. Class B	1,138	682,402
Grand Canyon Education, Inc. (a)	4,220	330,890

		1,013,292

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Compass Diversified Holdings	66,276	1,156,516
Texas Pacific Land Trust	329	96,654

		1,253,170

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	6,774	463,613
Cogent Communications Holdings, Inc.	12,303	493,350
Frontier Communications Corp. (b)	162,692	188,723
General Communication, Inc. Class A (a)	7,086	259,631
Hawaiian Telcom Holdco, Inc. (a)	22,606	564,924

		1,970,241

ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	3,561	255,253
El Paso Electric Co.	19,734	1,020,248
IDACORP, Inc.	86	7,340
MGE Energy, Inc.	15,198	977,991
Otter Tail Corp.	354	14,018

		2,274,850

ELECTRICAL EQUIPMENT — 0.1%
Regal Beloit Corp.	34	2,773
Thermon Group Holdings, Inc. (a)	15,558	298,247

		301,020

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Badger Meter, Inc.	12,900	514,065
Benchmark Electronics, Inc. (a)	17,362	560,793
Coherent, Inc. (a)	2,275	511,852
CTS Corp.	420	9,072
Dolby Laboratories, Inc. Class A	6,601	323,185
ePlus, Inc. (a)	7,827	579,981
Littelfuse, Inc.	78	12,870
Novanta, Inc. (a)	10,489	377,604
Orbotech, Ltd. (a)	12,398	404,423
Plexus Corp. (a)	4,348	228,574
ScanSource, Inc. (a)	10,011	403,443
Tech Data Corp. (a)	249	25,149

		3,951,011

ENERGY EQUIPMENT & SERVICES — 0.8%
Diamond Offshore Drilling, Inc. (a) (b)	17,599	190,597
Newpark Resources, Inc. (a)	23,728	174,401
Oceaneering International, Inc.	18,411	420,507
Oil States International, Inc. (a)	11,995	325,664
SEACOR Holdings, Inc. (a)	8,901	305,304
SEACOR Marine Holdings, Inc. (a)	8,950	182,222
Tesco Corp. (a)	30,999	137,946

		1,736,641

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
Empire State Realty OP, L.P.	47,802	992,848
Whitestone REIT	64,674	792,256

		1,785,104

FOOD PRODUCTS — 1.4%
B&G Foods, Inc.	10,132	360,699
Cal-Maine Foods, Inc. (b)	9,615	380,754
Fresh Del Monte Produce, Inc.	15,614	794,909
J&J Snack Foods Corp.	6,834	902,566
Sanderson Farms, Inc.	3,841	444,212
Tootsie Roll Industries, Inc. (b)	768	26,765

		2,909,905

GAS UTILITIES — 1.2%
Northwest Natural Gas Co.	17,731	1,061,200
Spire, Inc.	21,022	1,466,285

		2,527,485

HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
AngioDynamics, Inc. (a)	20,484	332,046
AtriCure, Inc. (a)	490	11,882
Cantel Medical Corp.	3,100	241,521
CONMED Corp.	10,777	548,980
Cutera, Inc. (a)	7,799	201,994
Exactech, Inc. (a)	18,786	559,823
Globus Medical, Inc. Class A (a)	8,841	293,079
Haemonetics Corp. (a)	14,425	569,643
ICU Medical, Inc. (a)	1,618	279,105
Insulet Corp. (a)	3,888	199,493
Integra LifeSciences Holdings Corp. (a)	14,026	764,557
LeMaitre Vascular, Inc.	19,750	616,595
LivaNova PLC (a)	5,477	335,247
Masimo Corp. (a)	6,416	585,011
Meridian Bioscience, Inc.	351	5,528
Merit Medical Systems, Inc. (a)	8,453	322,482
Natus Medical, Inc. (a)	5,017	187,134
Neogen Corp. (a)	4,879	337,188
NxStage Medical, Inc. (a)	6,298	157,891

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Orthofix International NV (a)	8,129	$377,836
Oxford Immunotec Global PLC (a)	10,700	179,974
Quidel Corp. (a)	11,098	301,200
Surmodics, Inc. (a)	12,015	338,222
Syneron Medical, Ltd. (a)	27,387	299,888
Wright Medical Group NV (a)	2,799	76,945

		8,123,264

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Almost Family, Inc. (a)	6,314	389,258
Brookdale Senior Living, Inc. (a)	15,300	225,063
Capital Senior Living Corp. (a)	31,012	471,693
Chemed Corp.	3,781	773,328
CorVel Corp. (a)	9,414	446,694
Ensign Group, Inc.	203	4,419
LHC Group, Inc. (a)	7,457	506,256
LifePoint Health, Inc. (a)	7,502	503,759
Molina Healthcare, Inc. (a)	5,312	367,484
National HealthCare Corp.	15,681	1,099,865
Owens & Minor, Inc.	25,429	818,560
Premier, Inc. Class A (a)	28,098	1,011,528
Select Medical Holdings Corp. (a)	17,477	268,272

		6,886,179

HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	15,362	196,019
Computer Programs & Systems, Inc. (b)	5,218	171,150
HealthStream, Inc. (a)	7,437	195,742
Omnicell, Inc. (a)	12,666	545,905
Simulations Plus, Inc.	22,998	284,025

		1,392,841

HOTELS, RESTAURANTS & LEISURE — 3.7%
Bob Evans Farms, Inc.	7,643	548,997
Cheesecake Factory, Inc.	15,244	766,773
Churchill Downs, Inc.	7,158	1,312,061
Denny’s Corp. (a)	47,982	564,748
Hyatt Hotels Corp. Class A (a)	9,808	551,308
International Speedway Corp. Class A	20,642	775,107
Lindblad Expeditions Holdings, Inc. (a)	61,969	650,674
Marcus Corp.	24,974	754,215
Marriott Vacations Worldwide Corp.	1,190	140,123
Penn National Gaming, Inc. (a)	21,440	458,816
Ruth’s Hospitality Group, Inc.	21,567	469,082
Texas Roadhouse, Inc.	11,512	586,536
Wendy’s Co.	21,921	339,995

		7,918,435

HOUSEHOLD DURABLES — 1.1%
Century Communities, Inc. (a)	13,398	332,270
CSS Industries, Inc.	19,623	513,338
Helen of Troy, Ltd. (a)	3,700	348,170
MDC Holdings, Inc.	11,539	407,673
Meritage Homes Corp. (a)	9,800	413,560
TRI Pointe Group, Inc. (a)	1,414	18,651
Tupperware Brands Corp.	5,497	386,054

		2,419,716

HOUSEHOLD PRODUCTS — 0.4%
Orchids Paper Products Co. (b)	12,751	165,125
WD-40 Co.	5,351	590,483

		755,608

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Pattern Energy Group, Inc.	13,627	324,868

INSURANCE — 5.4%
American National Insurance Co.	7,106	827,778
Argo Group International Holdings, Ltd.	11,748	711,929
Aspen Insurance Holdings, Ltd.	20,445	1,019,183
Baldwin & Lyons, Inc. Class B	28,137	689,357
Donegal Group, Inc. Class A	31,836	506,192
Enstar Group, Ltd. (a)	3,597	714,544
Greenlight Capital Re, Ltd. Class A (a)	46,373	969,196
Infinity Property & Casualty Corp.	9,122	857,468
Navigators Group, Inc.	18,456	1,013,234
OneBeacon Insurance Group, Ltd. Class A	46,549	848,588
Primerica, Inc.	4,477	339,133
ProAssurance Corp.	26,679	1,622,083
Safety Insurance Group, Inc.	16,638	1,136,375
Selective Insurance Group, Inc.	52	2,603
Third Point Reinsurance, Ltd. (a)	10,175	141,433

		11,399,096

INTERNET & CATALOG RETAIL — 0.7%
FTD Cos., Inc. (a)	33,596	671,920
HSN, Inc.	12,861	410,266
PetMed Express, Inc.	7,741	314,284

		1,396,470

IT SERVICES — 1.4%
CACI International, Inc. Class A (a)	78	9,754
Cardtronics PLC Class A (a)	32	1,052
Convergys Corp.	31,378	746,169
Forrester Research, Inc.	15,010	587,641
InterXion Holding NV (a)	11,929	546,110
Perficient, Inc. (a)	19,299	359,733
Sykes Enterprises, Inc. (a)	23,234	779,036

		3,029,495

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Luminex Corp.	20,101	424,533
PAREXEL International Corp. (a)	5,090	442,372

		866,905

MACHINERY — 3.8%
Actuant Corp. Class A	14,533	357,512
Albany International Corp. Class A	7,200	384,480
Altra Industrial Motion Corp.	9,730	387,254
Barnes Group, Inc.	6,039	353,463
Briggs & Stratton Corp.	19,861	478,650
Douglas Dynamics, Inc.	11,506	378,547
ESCO Technologies, Inc.	20,946	1,249,429
Franklin Electric Co., Inc.	8,603	356,164
Gorman-Rupp Co.	13,172	335,491
Hillenbrand, Inc.	25,288	912,897
John Bean Technologies Corp.	3,088	302,624
Kadant, Inc.	5,909	444,357
Lindsay Corp.	4,888	436,254
Miller Industries, Inc.	16,740	415,989
RBC Bearings, Inc. (a)	4,364	444,080
Tennant Co.	4,721	348,410
Watts Water Technologies, Inc. Class A	8,719	551,041

		8,136,642

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
MARINE — 0.2%
Matson, Inc.	11,896	$357,356

MEDIA — 2.3%
AMC Entertainment Holdings, Inc. Class A	10,700	243,425
AMC Networks, Inc. Class A (a)	7,406	395,554
John Wiley & Sons, Inc. Class A	12,494	659,059
Loral Space & Communications, Inc. (a)	15,516	644,690
Manchester United PLC Class A (b)	31,827	517,189
Meredith Corp.	6,037	358,900
MSG Networks, Inc. Class A (a)	21,521	483,146
National CineMedia, Inc.	40,670	301,771
Regal Entertainment Group Class A	27,807	568,931
Time, Inc.	17,499	251,111
Tribune Media Co. Class A	10,833	441,661

		4,865,437

METALS & MINING — 0.7%
Compass Minerals International, Inc.	9,878	645,033
Kaiser Aluminum Corp.	9,217	815,889

		1,460,922

MULTI-UTILITIES — 1.5%
Avista Corp.	26,294	1,116,443
NorthWestern Corp.	13,914	849,033
Unitil Corp.	26,900	1,299,539

		3,265,015

OIL, GAS & CONSUMABLE FUELS — 1.1%
Evolution Petroleum Corp.	29,999	242,992
Gulfport Energy Corp. (a)	11,999	176,985
Par Pacific Holdings, Inc. (a)	15,551	280,540
PBF Energy, Inc. Class A	9,100	202,566
Permian Basin Royalty Trust	28,998	252,283
Sabine Royalty Trust (b)	10,240	396,800
Ship Finance International, Ltd. (b)	29,097	395,719
World Fuel Services Corp.	10,744	413,107

		2,360,992

PAPER & FOREST PRODUCTS — 0.9%
Deltic Timber Corp.	8,207	612,735
Domtar Corp.	10,654	409,327
Louisiana-Pacific Corp. (a)	3,641	87,785
Neenah Paper, Inc.	215	17,254
PH Glatfelter Co.	16,049	313,597
Schweitzer-Mauduit International, Inc.	9,763	363,476

		1,804,174

PERSONAL PRODUCTS — 0.3%
Nutraceutical International Corp.	13,696	570,438

PHARMACEUTICALS — 0.2%
Medicines Co. (a) (b)	3,919	148,961
Prestige Brands Holdings, Inc. (a)	3,894	205,642

		354,603

PROFESSIONAL SERVICES — 1.4%
CBIZ, Inc. (a)	51,619	774,285
Exponent, Inc.	9,853	574,430
Franklin Covey Co. (a)	23,630	456,059
ICF International, Inc. (a)	9,220	434,262
Kelly Services, Inc. Class A	20,042	449,943
Navigant Consulting, Inc. (a)	14,499	286,500

		2,975,479

REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.7%
Acadia Realty Trust REIT	34,633	962,797
American Assets Trust, Inc. REIT	19,351	762,236
Anworth Mortgage Asset Corp. REIT	188,034	1,130,084
Apollo Commercial Real Estate Finance, Inc. REIT	95,284	1,767,518
Ares Commercial Real Estate Corp. REIT	65,228	853,835
Armada Hoffler Properties, Inc. REIT	50,884	658,948
ARMOUR Residential REIT, Inc.	38,049	951,225
Capstead Mortgage Corp. REIT	188,955	1,970,801
CatchMark Timber Trust, Inc. Class A, REIT	78,719	895,035
City Office REIT, Inc. REIT	63,863	811,060
Columbia Property Trust, Inc. REIT	32,536	728,156
DiamondRock Hospitality Co. REIT	1,494	16,359
Dynex Capital, Inc. REIT	127,277	903,667
EastGroup Properties, Inc. REIT	8,483	710,875
Education Realty Trust, Inc. REIT	23,074	894,117
Empire State Realty Trust, Inc. Class A	28,727	596,660
Farmland Partners, Inc. REIT (b)	68,803	615,099
Franklin Street Properties Corp. REIT	71,817	795,732
Getty Realty Corp. REIT	21,369	536,362
Gladstone Commercial Corp.	53,501	1,165,787
Government Properties Income Trust REIT	4,910	89,902
Hudson Pacific Properties, Inc. REIT	92	3,145
Independence Realty Trust, Inc. REIT	80,004	789,639
Invesco Mortgage Capital, Inc. REIT	47,927	800,860
Kite Realty Group Trust REIT	39,576	749,174
LaSalle Hotel Properties REIT	186	5,543
Lexington Realty Trust REIT	53,725	532,415
LTC Properties, Inc. REIT	15,117	776,863
MFA Financial, Inc. REIT	191,551	1,607,113
Monmouth Real Estate Investment Corp.	69,593	1,047,375
MTGE Investment Corp. REIT	53,572	1,007,154
National Health Investors, Inc. REIT	9,294	736,085
One Liberty Properties, Inc.	36,440	853,789
Pebblebrook Hotel Trust	242	7,802
Physicians Realty Trust REIT	29,674	597,634
Piedmont Office Realty Trust, Inc. Class A REIT	42,190	889,365
Potlatch Corp. REIT	91	4,159
PS Business Parks, Inc. REIT	7,462	987,894
Ramco-Gershenson Properties Trust REIT	58,329	752,444
Retail Opportunity Investments Corp. REIT	44,906	861,746
Rexford Industrial Realty, Inc.	35,843	983,532
Saul Centers, Inc. REIT	15,015	870,570
Select Income REIT REIT	28,160	676,685
Summit Hotel Properties, Inc. REIT	554	10,332
Sunstone Hotel Investors, Inc. REIT	4,727	76,199
Tanger Factory Outlet Centers, Inc. REIT	30,211	784,882
Terreno Realty Corp.	29,485	992,465
UMH Properties, Inc.	48,160	821,128

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Urstadt Biddle Properties, Inc. Class A, REIT	42,610	$843,678
Washington Real Estate Investment Trust	20,470	652,993

		37,538,918

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
RE/MAX Holdings, Inc. Class A	11,926	668,452

ROAD & RAIL — 0.7%
Heartland Express, Inc.	32,727	681,376
Marten Transport, Ltd.	1,982	54,307
Werner Enterprises, Inc.	24,817	728,379

		1,464,062

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Brooks Automation, Inc.	12,291	266,592
Cabot Microelectronics Corp.	7,013	517,770
CEVA, Inc. (a)	5,200	236,340
Cohu, Inc.	20,298	319,491
DSP Group, Inc. (a)	36,226	420,222
Entegris, Inc. (a)	10,897	239,189
GSI Technology, Inc. (a)	26,998	212,204
Microsemi Corp. (a)	4,005	187,434
MKS Instruments, Inc.	10,567	711,159
Monolithic Power Systems, Inc.	1,587	152,987
Nanometrics, Inc. (a)	4,500	113,805
Nova Measuring Instruments, Ltd. (a)	13,816	305,195
NVE Corp.	6,277	483,329
Photronics, Inc. (a)	27,699	260,371
Semtech Corp. (a)	5,699	203,739
Silicon Laboratories, Inc. (a)	3,750	256,312

		4,886,139

SOFTWARE — 1.4%
ACI Worldwide, Inc. (a)	19,453	435,164
American Software, Inc. Class A	66,329	682,526
Bottomline Technologies de, Inc. (a)	15,039	386,352
Magic Software Enterprises, Ltd.	3,059	24,319
MicroStrategy, Inc. Class A (a)	1,336	256,071
Monotype Imaging Holdings, Inc.	16,651	304,713
Progress Software Corp.	297	9,174
RealNetworks, Inc. (a)	59,297	256,756
Verint Systems, Inc. (a)	10,361	421,693
Zix Corp. (a)	49,283	280,420

		3,057,188

SPECIALTY RETAIL — 1.5%
Buckle, Inc. (b)	26,773	476,559
Children’s Place, Inc.	1,351	137,937
Genesco, Inc. (a)	8,356	283,268
Hibbett Sports, Inc. (a)	22,269	462,082
Monro Muffler Brake, Inc.	9,949	415,371
Murphy USA, Inc. (a)	5,477	405,901
Sally Beauty Holdings, Inc. (a)	30,671	621,088
Vitamin Shoppe, Inc. (a)	25,806	300,640

		3,102,846

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Diebold Nixdorf, Inc.	9,259	259,252
Electronics For Imaging, Inc. (a)	8,253	391,027

		650,279

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Steven Madden, Ltd. (a)	13,053	521,467
Wolverine World Wide, Inc.	16,505	462,305

		983,772

THRIFTS & MORTGAGE FINANCE — 6.8%
Astoria Financial Corp.	37,189	749,358
BSB Bancorp, Inc. (a)	21,942	641,804
Capitol Federal Financial, Inc.	175,028	2,487,148
Charter Financial Corp.	34,179	615,222
Clifton Bancorp, Inc.	59,742	987,535
Dime Community Bancshares, Inc.	48,356	947,778
First Defiance Financial Corp.	385	20,282
Kearny Financial Corp.	92,465	1,373,105
Meridian Bancorp, Inc.	72,029	1,217,290
Northwest Bancshares, Inc.	30,057	469,190
Oritani Financial Corp.	96,006	1,636,902
Provident Financial Services, Inc.	1,347	34,187
Southern Missouri Bancorp, Inc.	4,003	129,137
Territorial Bancorp, Inc.	25,985	810,472
TrustCo Bank Corp. NY	4,734	36,689
United Financial Bancorp, Inc.	62,855	1,049,050
Waterstone Financial, Inc.	19,700	371,345
Western New England Bancorp, Inc.	72,310	733,946

		14,310,440

TOBACCO — 0.7%
Universal Corp.	6,510	421,197
Vector Group, Ltd.	53,243	1,135,141

		1,556,338

TRADING COMPANIES & DISTRIBUTORS — 1.4%
Aircastle, Ltd.	14,437	314,005
Applied Industrial Technologies, Inc.	19,474	1,149,939
Beacon Roofing Supply, Inc. (a)	290	14,210
GATX Corp. (b)	8,029	516,024
Kaman Corp.	10,045	500,944
NOW, Inc. (a)	14,399	231,536
Rush Enterprises, Inc. Class A (a)	8,600	319,748

		3,046,406

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Spok Holdings, Inc.	23,885	422,764
Telephone & Data Systems, Inc.	14,905	413,614

		836,378

TOTAL COMMON STOCKS (Cost $200,073,558)		210,753,655

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	495,051	495,051
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	3,879,856	3,879,856

TOTAL SHORT-TERM INVESTMENTS (Cost $4,374,907)		4,374,907

TOTAL INVESTMENTS — 101.6% (Cost $204,448,465)		215,128,562
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(3,411,785)

NET ASSETS — 100.0%		$211,716,777

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,973,970	$—	$—	$1,973,970
Air Freight & Logistics	979,513	—	—	979,513
Auto Components	1,796,893	—	—	1,796,893
Banks	28,626,697	—	—	28,626,697
Beverages	334,837	—	—	334,837
Biotechnology	487,341	—	—	487,341
Building Products	904,820	—	—	904,820
Capital Markets	140,506	—	—	140,506
Chemicals	2,362,015	—	—	2,362,015
Commercial Services & Supplies	6,055,336	—	—	6,055,336
Communications Equipment	2,220,388	—	—	2,220,388
Construction & Engineering	738,126	—	—	738,126
Containers & Packaging	1,158,445	—	—	1,158,445
Distributors	486,896	—	—	486,896
Diversified Consumer Services	1,013,292	—	—	1,013,292
Diversified Financial Services	1,253,170	—	—	1,253,170
Diversified Telecommunication Services	1,970,241	—	—	1,970,241
Electric Utilities	2,274,850	—	—	2,274,850
Electrical Equipment	301,020	—	—	301,020
Electronic Equipment, Instruments & Components	3,951,011	—	—	3,951,011
Energy Equipment & Services	1,736,641	—	—	1,736,641
Equity Real Estate Investment Trusts (REITs)	1,785,104	—	—	1,785,104
Food Products	2,909,905	—	—	2,909,905
Gas Utilities	2,527,485	—	—	2,527,485
Health Care Equipment & Supplies	8,123,264	—	—	8,123,264
Health Care Providers & Services	6,886,179	—	—	6,886,179
Health Care Technology	1,392,841	—	—	1,392,841
Hotels, Restaurants & Leisure	7,918,435	—	—	7,918,435
Household Durables	2,419,716	—	—	2,419,716
Household Products	755,608	—	—	755,608
Independent Power Producers & Energy Traders	324,868	—	—	324,868
Insurance	11,399,096	—	—	11,399,096
Internet & Catalog Retail	1,396,470	—	—	1,396,470
IT Services	3,029,495	—	—	3,029,495
Life Sciences Tools & Services	866,905	—	—	866,905
Machinery	8,136,642	—	—	8,136,642

See accompanying notes to financial statements.

SPDR SSGA US Small Cap Low Volatility Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Marine	$357,356	$—	$—	$357,356
Media	4,865,437	—	—	4,865,437
Metals & Mining	1,460,922	—	—	1,460,922
Multi-Utilities	3,265,015	—	—	3,265,015
Oil, Gas & Consumable Fuels	2,360,992	—	—	2,360,992
Paper & Forest Products	1,804,174	—	—	1,804,174
Personal Products	570,438	—	—	570,438
Pharmaceuticals	354,603	—	—	354,603
Professional Services	2,975,479	—	—	2,975,479
Real Estate Investment Trusts (REITs)	37,538,918	—	—	37,538,918
Real Estate Management & Development	668,452	—	—	668,452
Road & Rail	1,464,062	—	—	1,464,062
Semiconductors & Semiconductor Equipment	4,886,139	—	—	4,886,139
Software	3,057,188	—	—	3,057,188
Specialty Retail	3,102,846	—	—	3,102,846
Technology Hardware, Storage & Peripherals	650,279	—	—	650,279
Textiles, Apparel & Luxury Goods	983,772	—	—	983,772
Thrifts & Mortgage Finance	14,310,440	—	—	14,310,440
Tobacco	1,556,338	—	—	1,556,338
Trading Companies & Distributors	3,046,406	—	—	3,046,406
Wireless Telecommunication Services	836,378	—	—	836,378
Short-Term Investments	4,374,907	—	—	4,374,907

TOTAL INVESTMENTS	$215,128,562	$—	$—	$215,128,562

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	233,332	$233,332	1,326,344	1,559,676	—	$—	$278	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,743,228	2,248,177	495,051	495,051	774	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	11,136,663	11,136,663	—	—	1,715	—
State Street Navigator Securities Lending Government Money Market Portfolio*	10,483,308	10,483,308	46,270,497	52,873,949	3,879,856	3,879,856	35,777	—

TOTAL		$10,716,640				$4,374,907	$38,544	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc.	509	$11,529
Boeing Co.	323	63,873
General Dynamics Corp.	1,106	219,098
Huntington Ingalls Industries, Inc.	160	29,786
L3 Technologies, Inc.	64	10,693
Lockheed Martin Corp.	434	120,483
Northrop Grumman Corp.	904	232,066
Raytheon Co.	1,474	238,021
Rockwell Collins, Inc.	520	54,642
Textron, Inc.	246	11,587
TransDigm Group, Inc.	11	2,957
United Technologies Corp.	516	63,009

		1,057,744

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	1,221	83,858
Expeditors International of Washington, Inc.	1,781	100,591
FedEx Corp.	200	43,466
United Parcel Service, Inc. Class B	909	100,526

		328,441

AIRLINES — 0.2%
American Airlines Group, Inc.	237	11,926
Delta Air Lines, Inc.	210	11,285
Southwest Airlines Co.	505	31,381
United Continental Holdings, Inc. (a)	128	9,632

		64,224

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	74	8,125
BorgWarner, Inc.	206	8,726
Delphi Automotive PLC	1,035	90,718
Goodyear Tire & Rubber Co.	568	19,857
Lear Corp.	267	37,936

		165,362

AUTOMOBILES — 0.6%
Ford Motor Co.	8,889	99,468
General Motors Co.	3,513	122,709
Harley-Davidson, Inc.	155	8,373
Tesla, Inc. (a)	11	3,978

		234,528

BANKS — 4.5%
Bank of America Corp.	13,732	333,138
BB&T Corp.	985	44,729
CIT Group, Inc.	235	11,444
Citigroup, Inc.	4,827	322,830
Citizens Financial Group, Inc.	733	26,153
Comerica, Inc.	175	12,817
East West Bancorp, Inc.	115	6,737
Fifth Third Bancorp	1,116	28,971
First Republic Bank	107	10,711
Huntington Bancshares, Inc.	1,139	15,399
JPMorgan Chase & Co.	4,514	412,580
KeyCorp	1,110	20,801
M&T Bank Corp.	133	21,539
People’s United Financial, Inc.	424	7,488
PNC Financial Services Group, Inc.	614	76,670
Regions Financial Corp.	1,668	24,420
Signature Bank (a)	45	6,459
SunTrust Banks, Inc.	651	36,925
SVB Financial Group (a)	34	5,977
US Bancorp	2,089	108,461
Wells Fargo & Co.	5,891	326,420
Zions Bancorp	227	9,968

		1,870,637

BEVERAGES — 2.9%
Brown-Forman Corp. Class B	842	40,921
Coca-Cola Co.	5,001	224,295
Constellation Brands, Inc. Class A	351	67,999
Dr. Pepper Snapple Group, Inc.	1,507	137,303
Molson Coors Brewing Co. Class B	86	7,426
Monster Beverage Corp. (a)	1,153	57,281
PepsiCo, Inc.	5,929	684,740

		1,219,965

BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	571	41,403
Alexion Pharmaceuticals, Inc. (a)	74	9,004
Alkermes PLC (a)	12	696
Amgen, Inc.	410	70,614
Biogen, Inc. (a)	753	204,334
BioMarin Pharmaceutical, Inc. (a)	11	999
Celgene Corp. (a)	156	20,260
Gilead Sciences, Inc.	5,579	394,882
Regeneron Pharmaceuticals, Inc. (a)	211	103,630
United Therapeutics Corp. (a)	182	23,611
Vertex Pharmaceuticals, Inc. (a)	12	1,546

		870,979

BUILDING PRODUCTS — 0.2%
Allegion PLC	26	2,109
AO Smith Corp.	445	25,067
Fortune Brands Home & Security, Inc.	65	4,241
Johnson Controls International PLC	523	22,677
Lennox International, Inc.	13	2,387
Masco Corp.	140	5,350

		61,831

CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.	35	5,805
Ameriprise Financial, Inc.	129	16,420
Bank of New York Mellon Corp.	1,106	56,428
BlackRock, Inc.	72	30,414
CBOE Holdings, Inc.	29	2,651
Charles Schwab Corp.	412	17,700
CME Group, Inc.	559	70,009
E*TRADE Financial Corp. (a)	242	9,203
Eaton Vance Corp.	389	18,407
Franklin Resources, Inc.	1,111	49,762
Goldman Sachs Group, Inc.	454	100,743
Intercontinental Exchange, Inc.	285	18,787
Invesco, Ltd.	339	11,929
Moody’s Corp.	54	6,571
Morgan Stanley	1,358	60,512
MSCI, Inc.	21	2,163
Nasdaq, Inc.	75	5,362
Northern Trust Corp.	154	14,970
Raymond James Financial, Inc.	91	7,300

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
S&P Global, Inc.	49	$7,154
SEI Investments Co.	453	24,362
State Street Corp. (b)	308	27,637
T Rowe Price Group, Inc.	861	63,895
TD Ameritrade Holding Corp.	770	33,102
Voya Financial, Inc.	425	15,678

		676,964

CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	117	16,738
Albemarle Corp.	43	4,538
Axalta Coating Systems, Ltd. (a)	71	2,275
Celanese Corp. Series A	454	43,103
CF Industries Holdings, Inc.	259	7,242
Dow Chemical Co.	934	58,907
E.I. du Pont de Nemours & Co.	688	55,528
Eastman Chemical Co.	147	12,347
Ecolab, Inc.	467	61,994
FMC Corp.	59	4,310
International Flavors & Fragrances, Inc.	233	31,455
LyondellBasell Industries NV Class A	1,612	136,037
Monsanto Co.	839	99,304
Mosaic Co.	513	11,712
PPG Industries, Inc.	141	15,504
Praxair, Inc.	471	62,431
Sherwin-Williams Co.	404	141,788
WR Grace & Co.	30	2,160

		767,373

COMMERCIAL SERVICES & SUPPLIES — 1.2%
Cintas Corp.	840	105,874
Republic Services, Inc.	2,790	177,807
Rollins, Inc.	324	13,190
Stericycle, Inc. (a)	41	3,129
Waste Connectins, Inc.	376	24,222
Waste Management, Inc.	2,616	191,883

		516,105

COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	10	1,498
Cisco Systems, Inc.	6,433	201,353
CommScope Holding Co., Inc. (a)	93	3,537
F5 Networks, Inc. (a)	228	28,970
Harris Corp.	64	6,981
Juniper Networks, Inc.	275	7,667
Motorola Solutions, Inc.	603	52,304

		302,310

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	217	9,934
Jacobs Engineering Group, Inc.	124	6,745

		16,679

CONSTRUCTION MATERIALS — 0.0% (c)
Martin Marietta Materials, Inc.	24	5,342
Vulcan Materials Co.	44	5,574

		10,916

CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	831	17,368
American Express Co.	661	55,682
Capital One Financial Corp.	727	60,065
Discover Financial Services	433	26,928
Navient Corp.	748	12,454
Synchrony Financial	907	27,047

		199,544

CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	285	25,186
Ball Corp.	154	6,500
Crown Holdings, Inc. (a)	116	6,921
International Paper Co.	326	18,455
Packaging Corp. of America	56	6,238
Sealed Air Corp.	124	5,550
WestRock Co.	246	13,938

		82,788

DISTRIBUTORS — 0.2%
Genuine Parts Co.	694	64,376
LKQ Corp. (a)	217	7,150

		71,526

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	148	4,575

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	1,797	304,358
Leucadia National Corp.	383	10,019

		314,377

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	11,088	418,350
CenturyLink, Inc.	1,006	24,023
Level 3 Communications, Inc. (a)	199	11,801
Verizon Communications, Inc.	7,343	327,938
Zayo Group Holdings, Inc. (a)	701	21,661

		803,773

ELECTRIC UTILITIES — 2.6%
Alliant Energy Corp.	136	5,463
American Electric Power Co., Inc.	773	53,700
Duke Energy Corp.	2,486	207,805
Edison International	536	41,910
Entergy Corp.	187	14,356
Eversource Energy	657	39,887
Exelon Corp.	1,178	42,491
FirstEnergy Corp.	759	22,132
NextEra Energy, Inc.	993	139,149
OGE Energy Corp.	130	4,523
PG&E Corp.	1,709	113,426
Pinnacle West Capital Corp.	76	6,472
PPL Corp.	932	36,031
Southern Co.	3,146	150,631
Westar Energy, Inc.	794	42,098
Xcel Energy, Inc.	3,313	152,000

		1,072,074

ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	131	26,630
AMETEK, Inc.	106	6,421
Eaton Corp. PLC	339	26,384
Emerson Electric Co.	420	25,040
Rockwell Automation, Inc.	419	67,861
Sensata Technologies Holding NV (a)	112	4,785

		157,121

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,142	$84,302
Arrow Electronics, Inc. (a)	173	13,567
Avnet, Inc.	365	14,191
CDW Corp.	130	8,129
Corning, Inc.	861	25,873
Flex, Ltd. (a)	733	11,955
FLIR Systems, Inc.	75	2,600
TE Connectivity, Ltd.	1,187	93,393
Trimble, Inc. (a)	93	3,317

		257,327

ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes, Inc.	220	11,992
Core Laboratories NV	134	13,570
Halliburton Co.	442	18,878
Helmerich & Payne, Inc.	103	5,597
National Oilwell Varco, Inc.	469	15,449
Schlumberger, Ltd.	1,474	97,048
TechnipFMC PLC (a)	307	8,350
Weatherford International PLC (a)	619	2,396

		173,280

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (c)
Colony NorthStar, Inc. Class A REIT	323	4,551

FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	1,704	272,521
CVS Health Corp.	1,462	117,632
Kroger Co.	1,754	40,903
Sysco Corp.	1,108	55,766
Wal-Mart Stores, Inc.	2,747	207,893
Walgreens Boots Alliance, Inc.	713	55,835
Whole Foods Market, Inc.	1,034	43,542

		794,092

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	987	40,842
Bunge, Ltd.	311	23,201
Campbell Soup Co.	1,744	90,950
Conagra Brands, Inc.	836	29,895
General Mills, Inc.	3,410	188,914
Hershey Co.	800	85,896
Hormel Foods Corp.	1,719	58,635
Ingredion, Inc.	53	6,318
J.M. Smucker Co.	141	16,684
Kellogg Co.	1,430	99,328
Kraft Heinz Co.	253	21,667
McCormick & Co., Inc.	1,192	116,232
Mondelez International, Inc. Class A	930	40,167
Tyson Foods, Inc. Class A	337	21,106

		839,835

GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	58	4,811
UGI Corp.	116	5,616

		10,427

HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abbott Laboratories	2,531	123,032
Align Technology, Inc. (a)	215	32,276
Baxter International, Inc.	1,833	110,970
Becton Dickinson and Co.	1,177	229,645
Boston Scientific Corp. (a)	2,593	71,878
C.R. Bard, Inc.	40	12,644
Cooper Cos., Inc.	207	49,560
Danaher Corp.	1,534	129,454
DENTSPLY SIRONA, Inc.	111	7,197
Edwards Lifesciences Corp. (a)	614	72,599
Hologic, Inc. (a)	659	29,905
IDEXX Laboratories, Inc. (a)	10	1,614
Intuitive Surgical, Inc. (a)	204	190,816
Medtronic PLC	2,269	201,374
ResMed, Inc.	703	54,743
Stryker Corp.	1,512	209,835
Teleflex, Inc.	163	33,865
Varian Medical Systems, Inc. (a)	1,027	105,976
Zimmer Biomet Holdings, Inc.	278	35,695

		1,703,078

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Aetna, Inc.	913	138,621
AmerisourceBergen Corp.	368	34,787
Anthem, Inc.	527	99,144
Cardinal Health, Inc.	575	44,804
Centene Corp. (a)	169	13,500
Cigna Corp.	562	94,073
DaVita, Inc. (a)	137	8,872
Envision Healthcare Corp. (a)	205	12,847
Express Scripts Holding Co. (a)	947	60,456
HCA Healthcare, Inc. (a)	286	24,939
Henry Schein, Inc. (a)	553	101,210
Humana, Inc.	336	80,848
Laboratory Corp. of America Holdings (a)	533	82,157
McKesson Corp.	987	162,401
MEDNAX, Inc. (a)	83	5,011
Patterson Cos., Inc.	387	18,170
Quest Diagnostics, Inc.	430	47,799
UnitedHealth Group, Inc.	1,580	292,964
Universal Health Services, Inc. Class B	212	25,881
VCA, Inc. (a)	226	20,862

		1,369,346

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	849	56,433
Veeva Systems, Inc. Class A (a)	2	123

		56,556

HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	1,103	45,201
Carnival Corp.	244	15,999
Chipotle Mexican Grill, Inc. (a)	24	9,986
Darden Restaurants, Inc.	785	70,996
Domino’s Pizza, Inc.	10	2,115
Hilton Worldwide Holdings, Inc.	111	6,865
Las Vegas Sands Corp.	195	12,459
Marriott International, Inc. Class A	108	10,834
McDonald’s Corp.	1,658	253,939
MGM Resorts International	266	8,323
Norwegian Cruise Line Holdings, Ltd. (a)	87	4,723
Royal Caribbean Cruises, Ltd.	108	11,797
Starbucks Corp.	6,583	383,855

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Vail Resorts, Inc.	10	$2,028
Wyndham Worldwide Corp.	63	6,326
Wynn Resorts, Ltd.	30	4,024
Yum! Brands, Inc.	107	7,892

		857,362

HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	289	9,991
Garmin, Ltd.	58	2,960
Leggett & Platt, Inc.	434	22,798
Lennar Corp. Class A	180	9,597
Mohawk Industries, Inc. (a)	38	9,184
Newell Brands, Inc.	219	11,743
NVR, Inc. (a)	12	28,927
PulteGroup, Inc.	288	7,065
Toll Brothers, Inc.	129	5,097
Whirlpool Corp.	82	15,713

		123,075

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	2,336	121,192
Clorox Co.	858	114,320
Colgate-Palmolive Co.	948	70,275
Kimberly-Clark Corp.	590	76,175
Procter & Gamble Co.	3,301	287,682
Spectrum Brands Holdings, Inc.	8	1,000

		670,644

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (c)
AES Corp.	1,146	12,732

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	2,595	540,253
General Electric Co.	4,880	131,809
Honeywell International, Inc.	2,182	290,839
Roper Technologies, Inc.	37	8,566

		971,467

INSURANCE — 4.5%
Aflac, Inc.	455	35,344
Alleghany Corp. (a)	107	63,644
Allstate Corp.	1,421	125,673
American Financial Group, Inc.	62	6,161
American International Group, Inc.	1,312	82,026
Aon PLC	409	54,377
Arch Capital Group, Ltd. (a)	1,611	150,290
Arthur J Gallagher & Co.	116	6,641
Assurant, Inc.	70	7,258
Athene Holding, Ltd. Class A (a)	1,309	64,939
Axis Capital Holdings, Ltd.	1,217	78,691
Chubb, Ltd.	1,431	208,039
Cincinnati Financial Corp.	464	33,617
Everest Re Group, Ltd.	241	61,356
FNF Group	753	33,757
Hartford Financial Services Group, Inc.	461	24,235
Lincoln National Corp.	267	18,044
Loews Corp.	338	15,822
Markel Corp. (a)	103	100,514
Marsh & McLennan Cos., Inc.	2,738	213,454
MetLife, Inc.	1,378	75,707
Principal Financial Group, Inc.	227	14,544
Progressive Corp.	642	28,306
Prudential Financial, Inc.	572	61,856
Reinsurance Group of America, Inc.	84	10,785
RenaissanceRe Holdings, Ltd.	562	78,146
Torchmark Corp.	82	6,273
Travelers Cos., Inc.	900	113,877
Unum Group	263	12,264
Willis Towers Watson PLC	85	12,364
WR Berkley Corp.	904	62,530
XL Group, Ltd.	328	14,366

		1,874,900

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	50	48,400
Expedia, Inc.	52	7,746
Liberty Interactive Corp. QVC Group Class A (a)	435	10,675
Netflix, Inc. (a)	79	11,803
Priceline Group, Inc. (a)	152	284,319
TripAdvisor, Inc. (a)	41	1,566

		364,509

INTERNET SOFTWARE & SERVICES — 2.8%
Akamai Technologies, Inc. (a)	99	4,931
Alphabet, Inc. Class A (a)	517	480,644
Alphabet, Inc. Class C (a)	468	425,286
CoStar Group, Inc. (a)	6	1,582
eBay, Inc. (a)	1,975	68,967
Facebook, Inc. Class A (a)	1,055	159,284
MercadoLibre, Inc.	125	31,360
Twitter, Inc. (a)	93	1,662
VeriSign, Inc. (a)	27	2,510
Zillow Group, Inc. Class C (a)	25	1,225

		1,177,451

IT SERVICES — 8.9%
Accenture PLC Class A	4,120	509,562
Alliance Data Systems Corp.	30	7,701
Automatic Data Processing, Inc.	3,487	357,278
Broadridge Financial Solutions, Inc.	1,377	104,046
Cognizant Technology Solutions Corp. Class A	280	18,592
DXC Technology Co.	149	11,431
Fidelity National Information Services, Inc.	1,372	117,169
First Data Corp. Class A (a)	129	2,348
Fiserv, Inc. (a)	1,850	226,329
FleetCor Technologies, Inc. (a)	35	5,047
Gartner, Inc. (a)	477	58,914
Global Payments, Inc.	48	4,335
International Business Machines Corp.	4,249	653,624
Jack Henry & Associates, Inc.	1,247	129,526
Leidos Holdings, Inc.	99	5,117
Mastercard, Inc. Class A	4,690	569,600
Paychex, Inc.	3,379	192,400
PayPal Holdings, Inc. (a)	380	20,395
Sabre Corp.	72	1,567
Total System Services, Inc.	60	3,495
Vantiv, Inc. Class A (a)	829	52,509
Visa, Inc. Class A	7,252	680,093
Western Union Co.	337	6,420

		3,737,498

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	337	$37,579
Mattel, Inc.	271	5,834
Polaris Industries, Inc.	47	4,335

		47,748

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	137	8,125
Illumina, Inc. (a)	21	3,644
Mettler-Toledo International, Inc. (a)	91	53,557
Quintiles IMS Holdings, Inc. (a)	195	17,453
Thermo Fisher Scientific, Inc.	446	77,814
Waters Corp. (a)	298	54,784

		215,377

MACHINERY — 1.2%
AGCO Corp.	69	4,650
Caterpillar, Inc.	383	41,157
Cummins, Inc.	535	86,788
Deere & Co.	197	24,347
Dover Corp.	109	8,744
Flowserve Corp.	87	4,040
Fortive Corp.	920	58,282
IDEX Corp.	29	3,277
Illinois Tool Works, Inc.	983	140,815
Ingersoll-Rand PLC	156	14,257
Middleby Corp. (a)	169	20,535
PACCAR, Inc.	283	18,689
Parker-Hannifin Corp.	85	13,585
Pentair PLC	113	7,519
Snap-on, Inc.	183	28,914
Stanley Black & Decker, Inc.	95	13,369
WABCO Holdings, Inc. (a)	24	3,060
Wabtec Corp.	48	4,392
Xylem, Inc.	72	3,991

		500,411

MEDIA — 3.3%
CBS Corp. Class B	248	15,817
Charter Communications, Inc. Class A (a)	435	146,530
Comcast Corp. Class A	6,122	238,268
Discovery Communications, Inc. Class A (a)	127	3,280
Discovery Communications, Inc. Class C (a)	268	6,756
DISH Network Corp. Class A (a)	113	7,092
Interpublic Group of Cos., Inc.	1,304	32,078
Liberty Broadband Corp. Class C (a)	268	23,249
Liberty Global PLC Class A (a)	199	6,392
Liberty Global PLC Series C (a)	525	16,370
Liberty Media Corp.-Liberty SiriusXM Class A (a)	57	2,393
Liberty Media Corp.-Liberty SiriusXM Class C (a)	115	4,796
News Corp. Class A	495	6,782
Omnicom Group, Inc.	1,043	86,465
Scripps Networks Interactive, Inc. Class A	77	5,260
Sirius XM Holdings, Inc.	403	2,204
Time Warner, Inc.	1,335	134,047
Twenty-First Century Fox, Inc. Class A	826	23,409
Twenty-First Century Fox, Inc. Class B	268	7,469
Viacom, Inc. Class B	693	23,264
Walt Disney Co.	5,690	604,562

		1,396,483

METALS & MINING — 0.4%
Freeport-McMoRan, Inc. (a)	914	10,977
Newmont Mining Corp.	4,431	143,520
Nucor Corp.	255	14,757
Steel Dynamics, Inc.	165	5,909

		175,163

MORTGAGE REAL ESTATE INVESTMENT — 0.3%
AGNC Investment Corp. REIT	4,797	102,128

MULTI-UTILITIES — 1.2%
Ameren Corp.	179	9,786
CenterPoint Energy, Inc.	230	6,297
CMS Energy Corp.	483	22,339
Consolidated Edison, Inc.	2,386	192,837
Dominion Energy, Inc.	1,516	116,171
DTE Energy Co.	217	22,956
NiSource, Inc.	237	6,010
Public Service Enterprise Group, Inc.	478	20,559
SCANA Corp.	120	8,041
Sempra Energy	171	19,280
WEC Energy Group, Inc.	1,438	88,265

		512,541

MULTILINE RETAIL — 0.4%
Dollar General Corp.	939	67,692
Dollar Tree, Inc. (a)	144	10,068
Kohl’s Corp.	404	15,623
Macy’s, Inc.	876	20,358
Nordstrom, Inc.	519	24,824
Target Corp.	802	41,937

		180,502

OIL, GAS & CONSUMABLE FUELS — 3.0%
Anadarko Petroleum Corp.	334	15,143
Antero Resources Corp. (a)	214	4,624
Apache Corp.	345	16,536
Cabot Oil & Gas Corp.	141	3,536
Chevron Corp.	2,493	260,095
Cimarex Energy Co.	34	3,196
Concho Resources, Inc. (a)	69	8,386
ConocoPhillips	952	41,850
Continental Resources, Inc. (a)	42	1,358
Devon Energy Corp.	333	10,646
Diamondback Energy, Inc. (a)	28	2,487
EOG Resources, Inc.	234	21,182
EQT Corp.	88	5,156
Exxon Mobil Corp.	5,822	470,010
Hess Corp.	193	8,467
HollyFrontier Corp.	373	10,246
Kinder Morgan, Inc.	1,693	32,438
Marathon Oil Corp.	959	11,364
Marathon Petroleum Corp.	855	44,742
Murphy Oil Corp.	259	6,638
Newfield Exploration Co. (a)	76	2,163
Noble Energy, Inc.	317	8,971
Occidental Petroleum Corp.	1,233	73,820
ONEOK, Inc.	104	5,425
Parsley Energy, Inc. Class A (a)	77	2,137
Phillips 66	712	58,875
Pioneer Natural Resources Co.	64	10,213
Plains GP Holdings L.P. Class A (a)	419	10,961

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Range Resources Corp.	194	$4,495
Targa Resources Corp.	130	5,876
Tesoro Corp.	295	27,612
Valero Energy Corp.	955	64,424
Williams Cos., Inc.	392	11,870

		1,264,942

PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	176	3,302
Estee Lauder Cos., Inc. Class A	717	68,817

		72,119

PHARMACEUTICALS — 5.1%
Allergan PLC	272	66,120
Bristol-Myers Squibb Co.	4,682	260,881
Eli Lilly & Co.	1,853	152,502
Jazz Pharmaceuticals PLC (a)	19	2,954
Johnson & Johnson	8,282	1,095,626
Mallinckrodt PLC (a)	153	6,856
Merck & Co., Inc.	3,231	207,075
Mylan NV (a)	356	13,820
Perrigo Co. PLC	115	8,685
Pfizer, Inc.	8,677	291,460
Zoetis, Inc.	423	26,387

		2,132,366

PROFESSIONAL SERVICES — 0.2%
Equifax, Inc.	116	15,941
IHS Markit, Ltd. (a)	123	5,417
ManpowerGroup, Inc.	91	10,160
Nielsen Holdings PLC	215	8,312
Robert Half International, Inc.	480	23,006
Verisk Analytics, Inc. (a)	388	32,736

		95,572

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.3%
Alexandria Real Estate Equities, Inc. REIT	21	2,530
American Tower Corp. REIT	242	32,021
Annaly Capital Management, Inc. REIT	11,853	142,829
AvalonBay Communities, Inc. REIT	770	147,971
Boston Properties, Inc. REIT	130	15,993
Brixmor Property Group, Inc. REIT	205	3,665
Camden Property Trust REIT	154	13,168
Crown Castle International Corp. REIT	1,224	122,620
Digital Realty Trust, Inc. REIT	346	39,081
Duke Realty Corp. REIT	129	3,605
Equinix, Inc. REIT	87	37,337
Equity Residential REIT	1,427	93,939
Essex Property Trust, Inc. REIT	229	58,915
Extra Space Storage, Inc. REIT	126	9,828
Federal Realty Investment Trust REIT	383	48,407
GGP, Inc. REIT	309	7,280
HCP, Inc. REIT	253	8,086
Host Hotels & Resorts, Inc. REIT	550	10,048
Iron Mountain, Inc. REIT	108	3,711
Kimco Realty Corp. REIT	356	6,533
Liberty Property Trust REIT	70	2,850
Macerich Co. REIT	93	5,400
Mid-America Apartment Communities, Inc. REIT	183	19,284
National Retail Properties, Inc. REIT	266	10,401
Prologis, Inc. REIT	261	15,305
Public Storage REIT	964	201,023
Realty Income Corp. REIT	1,530	84,425
Regency Centers Corp. REIT	228	14,282
SBA Communications Corp. REIT (a)	14	1,889
Simon Property Group, Inc. REIT	108	17,470
SL Green Realty Corp. REIT	71	7,512
UDR, Inc. REIT	1,968	76,693
Ventas, Inc. REIT	612	42,522
VEREIT, Inc. REIT	814	6,626
Vornado Realty Trust REIT	75	7,042
Welltower, Inc. REIT	816	61,078
Weyerhaeuser Co. REIT	348	11,658

		1,393,027

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
CBRE Group, Inc. Class A (a)	209	7,608
Jones Lang LaSalle, Inc.	51	6,375

		13,983

ROAD & RAIL — 0.8%
AMERCO	6	2,196
CSX Corp.	451	24,607
JB Hunt Transport Services, Inc.	303	27,688
Kansas City Southern	62	6,488
Norfolk Southern Corp.	194	23,610
Union Pacific Corp.	2,410	262,473

		347,062

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Micro Devices, Inc. (a)	147	1,835
Analog Devices, Inc.	115	8,947
Applied Materials, Inc.	3,243	133,968
Broadcom, Ltd.	84	19,576
Intel Corp.	17,010	573,917
KLA-Tencor Corp.	49	4,484
Lam Research Corp.	63	8,910
Marvell Technology Group, Ltd.	199	3,288
Maxim Integrated Products, Inc.	864	38,794
Microchip Technology, Inc.	58	4,476
Micron Technology, Inc. (a)	969	28,934
NVIDIA Corp.	1,509	218,141
Qorvo, Inc. (a)	60	3,799
QUALCOMM, Inc.	1,066	58,865
Skyworks Solutions, Inc.	599	57,474
Texas Instruments, Inc.	3,422	263,255
Xilinx, Inc.	731	47,018

		1,475,681

SOFTWARE — 4.7%
Activision Blizzard, Inc.	212	12,205
Adobe Systems, Inc. (a)	659	93,209
ANSYS, Inc. (a)	712	86,636
Autodesk, Inc. (a)	16	1,613
CA, Inc.	245	8,445
Cadence Design Systems, Inc. (a)	1,347	45,111
CDK Global, Inc.	371	23,024
Citrix Systems, Inc. (a)	452	35,970
Dell Technologies, Inc. Class V (a)	2,974	181,741
Electronic Arts, Inc. (a)	297	31,399

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Fortinet, Inc. (a)	20	$749
Intuit, Inc.	1,080	143,435
Microsoft Corp.	14,026	966,812
Nuance Communications, Inc. (a)	86	1,497
Oracle Corp.	3,212	161,050
Red Hat, Inc. (a)	24	2,298
salesforce.com, Inc. (a)	271	23,469
ServiceNow, Inc. (a)	1	106
Splunk, Inc. (a)	10	569
SS&C Technologies Holdings, Inc.	56	2,151
Symantec Corp.	269	7,599
Synopsys, Inc. (a)	899	65,564
VMware, Inc. Class A (a)	596	52,108

		1,946,760

SPECIALTY RETAIL — 3.1%
Advance Auto Parts, Inc.	228	26,582
AutoNation, Inc. (a)	145	6,113
AutoZone, Inc. (a)	99	56,475
Bed Bath & Beyond, Inc.	733	22,283
Best Buy Co., Inc.	1,149	65,872
CarMax, Inc. (a)	154	9,711
Dick’s Sporting Goods, Inc.	342	13,622
Foot Locker, Inc.	497	24,492
Gap, Inc.	968	21,286
Home Depot, Inc.	1,137	174,416
L Brands, Inc.	195	10,509
Lowe’s Cos., Inc.	2,677	207,548
O’Reilly Automotive, Inc. (a)	463	101,277
Ross Stores, Inc.	1,894	109,341
Signet Jewelers, Ltd.	94	5,945
Staples, Inc.	1,263	12,718
Tiffany & Co.	72	6,759
TJX Cos., Inc.	4,326	312,207
Tractor Supply Co.	484	26,238
Ulta Salon Cosmetics & Fragrance, Inc. (a)	214	61,491

		1,274,885

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	7,283	1,048,898
Hewlett Packard Enterprise Co.	2,587	42,918
HP, Inc.	3,285	57,422
NetApp, Inc.	182	7,289
Seagate Technology PLC	319	12,361
Western Digital Corp.	223	19,758
Xerox Corp.	387	11,118

		1,199,764

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Coach, Inc.	151	7,148
Hanesbrands, Inc.	249	5,767
lululemon athletica, Inc. (a)	322	19,214
Michael Kors Holdings, Ltd. (a)	717	25,991
NIKE, Inc. Class B	4,672	275,648
PVH Corp.	83	9,504
Ralph Lauren Corp.	84	6,199
Under Armour, Inc. Class A (a)	39	849
Under Armour, Inc. Class C (a)	53	1,068
VF Corp.	1,186	68,314

		419,702

THRIFTS & MORTGAGE FINANCE — 0.0% (c)
New York Community Bancorp, Inc.	647	8,495

TOBACCO — 2.3%
Altria Group, Inc.	9,408	700,614
Philip Morris International, Inc.	999	117,332
Reynolds American, Inc.	2,120	137,885

		955,831

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	951	41,397
HD Supply Holdings, Inc. (a)	120	3,676
United Rentals, Inc. (a)	78	8,791
W.W. Grainger, Inc.	194	35,023

		88,887

TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	35	2,744

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	517	40,300

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	721	5,920
T-Mobile US, Inc. (a)	778	47,162

		53,082

TOTAL COMMON STOCKS (Cost $39,849,822)		41,783,521

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e) (Cost $18,244)	18,244	18,244

TOTAL INVESTMENTS — 99.9% (Cost $39,868,066)		41,801,765
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		37,365

NET ASSETS — 100.0%		$41,839,130

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$1,057,744	$—	$—	$1,057,744
Air Freight & Logistics	328,441	—	—	328,441
Airlines	64,224	—	—	64,224
Auto Components	165,362	—	—	165,362
Automobiles	234,528	—	—	234,528
Banks	1,870,637	—	—	1,870,637
Beverages	1,219,965	—	—	1,219,965
Biotechnology	870,979	—	—	870,979
Building Products	61,831	—	—	61,831
Capital Markets	676,964	—	—	676,964
Chemicals	767,373	—	—	767,373
Commercial Services & Supplies	516,105	—	—	516,105
Communications Equipment	302,310	—	—	302,310
Construction & Engineering	16,679	—	—	16,679
Construction Materials	10,916	—	—	10,916
Consumer Finance	199,544	—	—	199,544
Containers & Packaging	82,788	—	—	82,788
Distributors	71,526	—	—	71,526
Diversified Consumer Services	4,575	—	—	4,575
Diversified Financial Services	314,377	—	—	314,377
Diversified Telecommunication Services	803,773	—	—	803,773
Electric Utilities	1,072,074	—	—	1,072,074
Electrical Equipment	157,121	—	—	157,121
Electronic Equipment, Instruments & Components	257,327	—	—	257,327
Energy Equipment & Services	173,280	—	—	173,280
Equity Real Estate Investment Trusts (REITs)	4,551	—	—	4,551
Food & Staples Retailing	794,092	—	—	794,092
Food Products	839,835	—	—	839,835
Gas Utilities	10,427	—	—	10,427
Health Care Equipment & Supplies	1,703,078	—	—	1,703,078
Health Care Providers & Services	1,369,346	—	—	1,369,346
Health Care Technology	56,556	—	—	56,556
Hotels, Restaurants & Leisure	857,362	—	—	857,362
Household Durables	123,075	—	—	123,075
Household Products	670,644	—	—	670,644
Independent Power Producers & Energy Traders	12,732	—	—	12,732
Industrial Conglomerates	971,467	—	—	971,467
Insurance	1,874,900	—	—	1,874,900
Internet & Catalog Retail	364,509	—	—	364,509
Internet Software & Services	1,177,451	—	—	1,177,451
IT Services	3,737,498	—	—	3,737,498
Leisure Equipment & Products	47,748	—	—	47,748
Life Sciences Tools & Services	215,377	—	—	215,377
Machinery	500,411	—	—	500,411
Media	1,396,483	—	—	1,396,483
Metals & Mining	175,163	—	—	175,163
Mortgage Real Estate Investment	102,128	—	—	102,128
Multi-Utilities	512,541	—	—	512,541
Multiline Retail	180,502	—	—	180,502
Oil, Gas & Consumable Fuels	1,264,942	—	—	1,264,942

See accompanying notes to financial statements.

SPDR MSCI USA StrategicFactors ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Personal Products	$72,119	$—	$—	$72,119
Pharmaceuticals	2,132,366	—	—	2,132,366
Professional Services	95,572	—	—	95,572
Real Estate Investment Trusts (REITs)	1,393,027	—	—	1,393,027
Real Estate Management & Development	13,983	—	—	13,983
Road & Rail	347,062	—	—	347,062
Semiconductors & Semiconductor Equipment	1,475,681	—	—	1,475,681
Software	1,946,760	—	—	1,946,760
Specialty Retail	1,274,885	—	—	1,274,885
Technology Hardware, Storage & Peripherals	1,199,764	—	—	1,199,764
Textiles, Apparel & Luxury Goods	419,702	—	—	419,702
Thrifts & Mortgage Finance	8,495	—	—	8,495
Tobacco	955,831	—	—	955,831
Trading Companies & Distributors	88,887	—	—	88,887
Transportation Infrastructure	2,744	—	—	2,744
Water Utilities	40,300	—	—	40,300
Wireless Telecommunication Services	53,082	—	—	53,082
Short-Term Investment	18,244	—	—	18,244

TOTAL INVESTMENTS	$41,801,765	$—	$—	$41,801,765

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	73	$3,936	308	73	308	$27,637	$323	$142
State Street Institutional Liquid Reserves Fund, Premier Class	5,682	5,682	3,269,099	3,274,781	—	—	169	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	399,029	380,785	18,244	18,244	96	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	404,835	404,835	—	—	108	—

TOTAL		$9,618				$45,881	$696	$142

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
PREFERRED STOCKS — 99.5%
BANKS — 31.6%
BB&T Corp. 5.63% (a)	131,066	$3,525,675
BB&T Corp. 5.85% (a)	159,548	4,089,215
BB&T Corp. Series E 5.63% (a)	322,143	8,201,761
BB&T Corp. Series F 5.20% (a)	125,355	3,137,636
BB&T Corp. Series G 5.20% (a)	140,899	3,618,286
Fifth Third Bancorp Series I, 3 Month USD LIBOR + 3.71%, 6.63% (a) (b)	126,775	3,801,982
HSBC Holdings PLC 8.13% (a)	293,216	7,981,339
HSBC Holdings PLC Series 2 8.00% (a)	506,465	13,578,327
HSBC Holdings PLC Series A 6.20%	193,312	5,101,504
Huntington Bancshares, Inc. Series D 6.25% (a)	166,622	4,577,106
ING Groep NV 6.13%	194,479	5,038,951
ING Groep NV 6.20%	140,899	3,629,558
ING Groep NV 6.38%	292,565	7,568,657
JPMorgan Chase & Co. Series AA 6.10%	180,184	4,888,392
JPMorgan Chase & Co. Series BB 6.15%	143,705	3,938,954
JPMorgan Chase & Co. Series O 5.50%	159,004	4,080,043
JPMorgan Chase & Co. Series P 5.45%	112,724	2,918,424
JPMorgan Chase & Co. Series T 6.70%	115,761	3,123,232
JPMorgan Chase & Co. Series W 6.30%	110,181	2,969,378
JPMorgan Chase & Co. Series Y 6.13%	180,818	4,873,045
KeyCorp Series E, 3 Month USD LIBOR + 3.89%, 6.13% (a) (b)	140,790	4,125,147
PNC Financial Services Group, Inc. Series P, 3 Month USD LIBOR + 4.07%, 6.13% (b)	418,034	12,373,806
PNC Financial Services Group, Inc. Series Q 5.38% (a)	135,275	3,460,334
SunTrust Banks, Inc. Series E 5.88%	125,432	3,216,076
US Bancorp Series B, 3 Month USD LIBOR + 0.60%, 3.50% (b)	279,845	6,733,071
US Bancorp Series F, 3 Month USD LIBOR + 4.47%, 6.50% (b)	308,211	9,150,785
US Bancorp Series H 5.15%	140,899	3,685,918
Wells Fargo & Co. 5.20%	66,662	1,673,216
Wells Fargo & Co. , 3 Month USD LIBOR + 3.09%, 5.85% (b)	153,323	4,240,914
Wells Fargo & Co. , 3 Month USD LIBOR + 3.69%, 6.63% (b)	74,660	2,256,972
Wells Fargo & Co. Series J 8.00%	191,133	4,952,256
Wells Fargo & Co. Series O 5.13%	57,776	1,453,066
Wells Fargo & Co. Series P 5.25%	55,553	1,418,268
Wells Fargo & Co. Series T 6.00% (a)	71,105	1,870,773
Wells Fargo & Co. Series V 6.00%	88,882	2,349,151
Wells Fargo & Co. Series W 5.70%	88,882	2,302,044
Wells Fargo & Co. Series X 5.50%	102,214	2,610,546
Wells Fargo & Co. Series Y 5.63%	61,053	1,569,673

		170,083,481

CAPITAL MARKETS — 12.6%
Apollo Global Management LLC 6.38%	77,824	2,003,190
Ares Management L.P. Series A 7.00%	86,101	2,297,175
Bank of New York Mellon Corp. 5.20%	161,628	4,061,711
Charles Schwab Corp. Series B 6.00%	136,710	3,490,206
Charles Schwab Corp. Series C 6.00% (a)	166,598	4,524,802
Charles Schwab Corp. Series D 5.95% (a)	208,485	5,685,386
General Electric Co. 4.70%	203,427	5,189,423
General Electric Co. 4.88%	230,784	5,896,531
General Electric Co. 4.88%	175,605	4,499,000
KKR & Co. L.P. Series A 6.75%	97,407	2,658,237
Legg Mason, Inc. 5.45%	140,916	3,476,398
Legg Mason, Inc. 6.38% (a)	69,258	1,880,355
Northern Trust Corp. Series C 5.85%	111,464	3,075,292
State Street Corp. Series C 5.25% (c)	140,916	3,552,492
State Street Corp. Series D, 3 Month USD LIBOR + 3.11%, 5.90% (b) (c)	209,786	5,897,084
State Street Corp. Series E 6.00% (c)	208,472	5,580,795
State Street Corp. Series G, 3 Month USD LIBOR + 3.71%, 5.35% (b) (c)	138,667	3,803,636

		67,571,713

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc. 6.70%	118,454	3,165,091

CONSUMER FINANCE — 4.7%
Capital One Financial Corp. Series B 6.00% (a)	244,816	6,223,223
Capital One Financial Corp. Series C 6.25%	138,636	3,696,036
Capital One Financial Corp. Series D 6.70%	140,799	3,862,117

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
Capital One Financial Corp. Series F 6.20%	138,641	$3,708,647
Capital One Financial Corp. Series G 5.20%	166,491	4,025,752
Capital One Financial Corp. Series H 6.00% (a)	140,890	3,713,860

		25,229,635

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.7%
Qwest Corp. 6.13% (a)	191,859	4,792,638
Qwest Corp. 6.50%	242,673	6,061,972
Qwest Corp. 6.63%	102,878	2,633,677
Qwest Corp. 6.75%	164,841	4,177,071
Qwest Corp. 6.88% (a)	125,461	3,215,565
Qwest Corp. 7.00% (a)	131,733	3,351,287
Qwest Corp. 7.00%	100,368	2,540,314
Verizon Communications, Inc. 5.90%	140,816	3,790,767

		30,563,291

ELECTRIC UTILITIES — 11.2%
BGE Capital Trust II 6.20%	69,498	1,827,797
Duke Energy Corp. 5.13% (a)	140,899	3,684,509
Entergy Arkansas, Inc. 4.88%	115,737	2,783,475
Entergy Louisiana LLC 4.88%	75,037	1,802,389
Entergy Mississippi, Inc. 4.90%	72,358	1,756,129
FPL Group Capital Trust I 5.88%	83,287	2,256,245
NextEra Energy Capital Holdings, Inc. 5.00% (a)	125,372	3,196,986
NextEra Energy Capital Holdings, Inc. Series G 5.70%	112,832	2,859,163
NextEra Energy Capital Holdings, Inc. Series H 5.63%	97,321	2,450,543
NextEra Energy Capital Holdings, Inc. Series I 5.13%	139,477	3,528,768
NextEra Energy Capital Holdings, Inc. Series K 5.25%	158,136	4,005,585
PPL Capital Funding, Inc. Series B 5.90%	126,856	3,348,998
SCE Trust I 5.63% (a)	133,941	3,364,598
SCE Trust II 5.10%	112,932	2,862,826
SCE Trust III Series H, 3 Month USD LIBOR + 2.99%, 5.75% (b)	77,631	2,179,878
SCE Trust IV Series J, 3 Month USD LIBOR + 3.13%, 5.38% (b)	91,790	2,593,067
SCE Trust V Series K, 3 Month USD LIBOR + 3.79%, 5.45% (b)	83,391	2,410,000
Southern Co. 5.25%	222,373	5,561,549
Southern Co. 6.25% (a)	280,045	7,662,031

		60,134,536

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Tennessee Valley Authority Series D, 30 Year U.S. Treasury Bond Yield + 0.94%, 3.55% (a) (b)	77,277	1,968,245

INSURANCE — 17.5%
Aegon NV 6.38%	279,945	7,225,381
Aegon NV 6.50%	140,899	3,690,145
Aegon NV 8.00%	147,861	3,832,557
Aegon NV Series 1, 3 Month USD LIBOR + 0.88%, 4.00% (b)	70,878	1,765,571
Aflac, Inc. 5.50%	140,899	3,571,790
Allstate Corp. 5.63% (a)	79,748	2,064,676
Allstate Corp. , 3 Month USD LIBOR + 3.17%, 5.10% (b)	140,799	3,942,372
Allstate Corp. Series C 6.75% (a)	107,228	2,897,301
Allstate Corp. Series E 6.63%	207,796	5,604,258
Allstate Corp. Series F 6.25% (a)	69,309	1,888,670
Arch Capital Group, Ltd. Series C 6.75% (a)	90,255	2,315,041
Arch Capital Group, Ltd. Series E 5.25% (a)	125,348	3,054,731
Aspen Insurance Holdings, Ltd. 5.63%	69,578	1,798,591
Aspen Insurance Holdings, Ltd. , 3 Month USD LIBOR + 4.06%, 5.95% (a) (b)	77,760	2,185,056
Axis Capital Holdings, Ltd. Series E 5.50%	154,920	3,859,057
Hartford Financial Services Group, Inc. , 3 Month USD LIBOR + 5.60%, 7.88% (b)	166,731	5,126,978
MetLife, Inc. Series A, 3 Month USD LIBOR + 1.00%, 4.00% (b)	166,522	4,201,350
PartnerRe, Ltd. Series H 7.25%	81,638	2,367,502
Protective Life Corp. 6.25%	79,775	2,023,892
Prudential Financial, Inc. 5.70%	197,265	5,122,972
Prudential Financial, Inc. 5.75%	161,864	4,206,845
Prudential PLC 6.50%	83,266	2,191,561
Prudential PLC 6.75%	69,509	1,844,769
Reinsurance Group of America, Inc. , 3 Month USD LIBOR + 4.04%, 5.75% (a) (b)	111,456	3,236,682
Reinsurance Group of America, Inc. , 3 Month USD LIBOR + 4.37%, 6.20% (b)	111,493	3,323,606
RenaissanceRe Holdings, Ltd. Series E 5.38%	77,877	1,995,209
Torchmark Corp. 6.13%	83,361	2,214,068
Validus Holdings, Ltd. 5.80%	69,824	1,769,340
WR Berkley Corp. 5.63% (a)	97,332	2,540,365
WR Berkley Corp. 5.75%	80,471	2,115,583

		93,975,919

INTERNET SOFTWARE & SERVICES — 1.0%
eBay, Inc. 6.00%	208,480	5,706,098

MACHINERY — 1.0%
Stanley Black & Decker, Inc. 5.75%	208,415	5,329,172

MEDIA — 0.4%
Comcast Corp. 5.00%	81,318	2,080,114

MULTI-UTILITIES — 1.8%
Dominion Energy, Inc. Series A 5.25% (a)	222,375	5,597,179

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
DTE Energy Co. Series B 5.38%	83,273	$2,107,640
DTE Energy Co. Series F 6.00%	77,664	2,127,993

		9,832,812

REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.0%
Digital Realty Trust, Inc. Series G 5.88%	69,478	1,776,553
Digital Realty Trust, Inc. Series H 7.38% (a)	101,554	2,785,626
Digital Realty Trust, Inc. Series I 6.35%	70,662	1,918,473
Government Properties Income Trust 5.88% (a)	86,033	2,227,394
Kimco Realty Corp. Series I 6.00%	112,917	2,845,508
National Retail Properties, Inc. Series E 5.70%	79,718	2,029,620
National Retail Properties, Inc. Series F 5.20%	95,861	2,324,629
PS Business Parks, Inc. Series T 6.00%	97,321	2,452,489
Public Storage Series B 5.40%	77,542	2,030,050
Public Storage Series D 4.95%	84,034	2,060,514
Public Storage Series E 4.90%	90,569	2,190,864
Public Storage Series F 5.15%	73,338	1,836,384
Public Storage Series S 5.90%	119,414	2,996,097
Public Storage Series T 5.75% (a)	120,076	3,024,715
Public Storage Series U 5.63%	74,238	1,872,282
Public Storage Series V 5.38%	128,587	3,246,822
Public Storage Series W 5.20% (a)	129,898	3,266,935
Public Storage Series Y 6.38%	73,665	2,017,684
Public Storage Series Z 6.00%	74,302	1,987,579
Senior Housing Properties Trust 5.63%	97,250	2,463,343
Senior Housing Properties Trust 6.25%	70,662	1,906,461
Ventas Realty L.P. / Ventas Capital Corp. 5.45%	73,326	1,865,413
Vornado Realty Trust Series I 6.63%	74,857	1,938,796
Vornado Realty Trust Series K 5.70%	84,873	2,171,051
Vornado Realty Trust Series L 5.40%	83,273	2,106,807
Wells Fargo Real Estate Investment Corp. Series A 6.38% (a)	77,860	2,113,899

		59,455,988

TOTAL PREFERRED STOCKS (Cost $526,181,585)		535,096,095

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	1,189,325	1,189,325
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	13,741,613	13,741,613

TOTAL SHORT-TERM INVESTMENTS (Cost $14,930,938)		14,930,938

TOTAL INVESTMENTS — 102.3% (Cost $541,112,523)		550,027,033
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(12,323,399)

NET ASSETS — 100.0%		$537,703,634

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Wells Fargo Preferred Stock ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks
Banks	$170,083,481	$—	$—	$170,083,481
Capital Markets	67,571,713	—	—	67,571,713
Commercial Services & Supplies	3,165,091	—	—	3,165,091
Consumer Finance	25,229,635	—	—	25,229,635
Diversified Telecommunication Services	30,563,291	—	—	30,563,291
Electric Utilities	60,134,536	—	—	60,134,536
Independent Power Producers & Energy Traders	1,968,245	—	—	1,968,245
Insurance	93,975,919	—	—	93,975,919
Internet Software & Services	5,706,098	—	—	5,706,098
Machinery	5,329,172	—	—	5,329,172
Media	2,080,114	—	—	2,080,114
Multi-Utilities	9,832,812	—	—	9,832,812
Real Estate Investment Trusts (REITs)	59,455,988	—	—	59,455,988
Short-Term Investments	14,930,938	—	—	14,930,938

TOTAL INVESTMENTS	$550,027,033	$—	$—	$550,027,033

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	697,843	$19,166,207	231,391	231,393	697,841	$18,834,007	$965,339	$104,630
State Street Institutional Liquid Reserves Fund, Premier Class	1,192,051	1,192,051	37,452,100	38,644,151	—	—	3,011	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	10,366,785	9,177,460	1,189,325	1,189,325	2,826	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	66,298,400	66,298,400	—	—	6,670	—
State Street Navigator Securities Lending Government Money Market Portfolio*	31,379,715	31,379,715	139,175,244	156,813,346	13,741,613	13,741,613	501,564	—

TOTAL		$51,737,973				$33,764,945	$1,479,410	$104,630

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Essendant, Inc.	2,907	$43,111

COMMUNICATIONS EQUIPMENT — 5.5%
CalAmp Corp. (a)	3,877	78,820
CommScope Holding Co., Inc. (a)	1,689	64,233
InterDigital, Inc.	727	56,197
Motorola Solutions, Inc.	745	64,621
NetScout Systems, Inc. (a)	1,861	64,018
Ubiquiti Networks, Inc. (a)	1,097	57,011

		384,900

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 8.2%
CDW Corp.	1,155	72,222
Dolby Laboratories, Inc. Class A	1,317	64,480
Fitbit, Inc. Class A (a) (b)	7,889	41,891
Insight Enterprises, Inc. (a)	1,601	64,024
ScanSource, Inc. (a)	1,527	61,538
SYNNEX Corp.	488	58,541
Tech Data Corp. (a)	697	70,397
VeriFone Systems, Inc. (a)	3,748	67,839
Zebra Technologies Corp. Class A (a)	741	74,485

		575,417

HEALTH CARE TECHNOLOGY — 7.6%
Allscripts Healthcare Solutions, Inc. (a)	5,553	70,856
Cerner Corp. (a)	1,275	84,749
HealthStream, Inc. (a)	2,328	61,273
Inovalon Holdings, Inc. Class A (a) (b)	4,099	53,902
Medidata Solutions, Inc. (a)	1,177	92,042
Quality Systems, Inc. (a)	4,378	75,345
Veeva Systems, Inc. Class A (a)	1,442	88,409

		526,576

INTERNET & CATALOG RETAIL — 2.9%
Groupon, Inc. (a)	15,941	61,213
Netflix, Inc. (a)	502	75,004
Travelport Worldwide, Ltd.	4,543	62,512

		198,729

INTERNET SOFTWARE & SERVICES — 32.4%
58.com, Inc. ADR (a)	1,849	81,559
Alphabet, Inc. Class A (a)	76	70,656
Autohome, Inc. ADR (a)	2,240	101,606
Baidu, Inc. ADR (a)	361	64,568
Bankrate, Inc. (a)	5,960	76,586
Baozun, Inc. ADR (a)	5,044	111,825
Bitauto Holdings, Ltd. ADR (a) (b)	3,119	89,671
Facebook, Inc. Class A (a)	515	77,755
Fang Holdings, Ltd. ADR (a) (b)	20,842	77,324
GrubHub, Inc. (a)	1,628	70,981
IAC/InterActiveCorp (a)	904	93,329
LogMeIn, Inc.	734	76,703
Match Group, Inc. (a)	3,397	59,040
Momo, Inc. ADR (a)	3,009	111,213
Pandora Media, Inc. (a) (b)	4,467	39,846
Q2 Holdings, Inc. (a)	1,937	71,572
Quotient Technology, Inc. (a)	5,141	59,122
Shopify, Inc. Class A (a)	1,461	126,961
SINA Corp. (a)	855	72,649
Sohu.com, Inc. (a)	1,679	75,656
SPS Commerce, Inc. (a)	883	56,300
TrueCar, Inc. (a)	4,764	94,947
Twitter, Inc. (a)	3,139	56,094
WebMD Health Corp. (a)	1,164	68,269
Weibo Corp. ADR (a) (b)	1,273	84,616
Yandex NV Class A (a)	3,106	81,501
Yelp, Inc. (a)	1,709	51,304
YY, Inc. ADR (a)	1,382	80,197
Zillow Group, Inc. Class C (a)	1,671	81,896

		2,263,746

IT SERVICES — 10.9%
Accenture PLC Class A	500	61,840
DXC Technology Co.	1,231	94,442
EPAM Systems, Inc. (a)	976	82,072
International Business Machines Corp.	370	56,917
Jack Henry & Associates, Inc.	689	71,566
Sabre Corp.	2,279	49,614
Square, Inc. Class A (a)	4,441	104,186
Syntel, Inc.	3,102	52,610
Teradata Corp. (a)	2,157	63,610
Unisys Corp. (a)	3,880	49,664
Virtusa Corp. (a)	2,580	75,852

		762,373

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Ambarella, Inc. (a)	1,133	55,007
Cavium, Inc. (a)	958	59,521
Marvell Technology Group, Ltd.	4,299	71,020
NVIDIA Corp.	672	97,144
Qorvo, Inc. (a)	1,092	69,145
QUALCOMM, Inc.	900	49,698
Silicon Motion Technology Corp. ADR	1,375	66,316

		467,851

SOFTWARE — 21.9%
ACI Worldwide, Inc. (a)	3,109	69,548
Adobe Systems, Inc. (a)	591	83,591
CA, Inc.	1,947	67,113
Check Point Software Technologies, Ltd. (a)	724	78,974
Citrix Systems, Inc. (a)	691	54,990
CyberArk Software, Ltd. (a)	1,290	64,436
Ebix, Inc. (b)	1,033	55,679
Ellie Mae, Inc. (a)	739	81,223
Fair Isaac Corp.	505	70,402
FireEye, Inc. (a) (b)	4,506	68,536
Gigamon, Inc. (a)	1,299	51,116
Globant SA (a) (b)	1,851	80,407
Guidewire Software, Inc. (a)	1,143	78,536
Imperva, Inc. (a)	1,632	78,091
Monotype Imaging Holdings, Inc.	2,966	54,278
Proofpoint, Inc. (a)	854	74,153
Qualys, Inc. (a)	1,869	76,255
RealPage, Inc. (a)	2,023	72,727
SS&C Technologies Holdings, Inc.	2,110	81,045
Symantec Corp.	2,486	70,229
TiVo Corp.	2,849	53,134
VMware, Inc. Class A (a)	766	66,971

		1,531,434

See accompanying notes to financial statements.

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Apple, Inc.	541	$77,915
Hewlett Packard Enterprise Co.	2,517	41,757

		119,672

THRIFTS & MORTGAGE FINANCE — 1.5%
LendingTree, Inc. (a)	586	100,909

TOTAL COMMON STOCKS (Cost $6,217,737)		6,974,718

SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	8,520	8,520
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	498,534	498,534

TOTAL SHORT-TERM INVESTMENTS (Cost $507,054)		507,054

TOTAL INVESTMENTS — 107.1% (Cost $6,724,791)		7,481,772
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(499,109)

NET ASSETS — 100.0%		$6,982,663

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

ADR = American Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Commercial Services & Supplies	$43,111	$—	$—	$43,111
Communications Equipment	384,900	—	—	384,900
Electronic Equipment, Instruments & Components	575,417	—	—	575,417
Health Care Technology	526,576	—	—	526,576
Internet & Catalog Retail	198,729	—	—	198,729
Internet Software & Services	2,263,746	—	—	2,263,746
IT Services	762,373	—	—	762,373
Semiconductors & Semiconductor Equipment	467,851	—	—	467,851
Software	1,531,434	—	—	1,531,434
Technology Hardware, Storage & Peripherals	119,672	—	—	119,672
Thrifts & Mortgage Finance	100,909	—	—	100,909
Short-Term Investments	507,054	—	—	507,054

TOTAL INVESTMENTS	$7,481,772	$—	$—	$7,481,772

See accompanying notes to financial statements.

SPDR FactSet Innovative Technology ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1	$1	105,871	105,872	—	$—	$10	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	31,010	22,490	8,520	8,520	22	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,078,075	1,078,075	—	—	93	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	737,175	238,641	498,534	498,534	326	—

TOTAL		$1				$507,054	$451	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc.	43,226	$979,069
Hexcel Corp.	9,063	478,436
Northrop Grumman Corp.	17,936	4,604,350
Spirit AeroSystems Holdings, Inc. Class A	12,874	745,920
Textron, Inc.	27,050	1,274,055

		8,081,830

AIR FREIGHT & LOGISTICS — 2.4%
United Parcel Service, Inc. Class B	69,018	7,632,701

AIRLINES — 1.7%
Alaska Air Group, Inc.	12,375	1,110,780
Hawaiian Holdings, Inc. (a)	5,342	250,807
Southwest Airlines Co.	63,701	3,958,380

		5,319,967

BANKS — 4.5%
Bank of Hawaii Corp.	4,327	359,011
BankUnited, Inc.	10,015	337,606
Cathay General Bancorp	7,463	283,221
Comerica, Inc.	17,172	1,257,677
Commerce Bancshares, Inc.	9,425	535,623
East West Bancorp, Inc.	14,089	825,334
Fulton Financial Corp.	17,593	334,267
Investors Bancorp, Inc.	31,859	425,636
Signature Bank (a)	4,893	702,292
Umpqua Holdings Corp.	22,385	410,988
US Bancorp	172,329	8,947,322

		14,418,977

BEVERAGES — 5.2%
PepsiCo, Inc.	143,383	16,559,303

BIOTECHNOLOGY — 7.4%
Alexion Pharmaceuticals, Inc. (a)	22,237	2,705,576
Amgen, Inc.	75,008	12,918,628
Biogen, Inc. (a)	21,896	5,941,699
Bioverativ, Inc. (a)	10,843	652,423
Ionis Pharmaceuticals, Inc. (a)	11,754	597,926
Seattle Genetics, Inc. (a)	13,645	705,992
TESARO, Inc. (a)	2,901	405,734

		23,927,978

BUILDING PRODUCTS — 0.1%
USG Corp. (a)	13,264	384,921

CAPITAL MARKETS — 1.9%
CBOE Holdings, Inc.	7,966	728,092
Franklin Resources, Inc.	35,735	1,600,571
S&P Global, Inc.	26,366	3,849,172

		6,177,835

CHEMICALS — 2.6%
E.I. du Pont de Nemours & Co.	87,300	7,045,983
HB Fuller Co.	5,122	261,785
International Flavors & Fragrances, Inc.	8,000	1,080,000

		8,387,768

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Deluxe Corp.	4,902	339,316
Rollins, Inc.	9,549	388,740

		728,056

COMMUNICATIONS EQUIPMENT — 0.2%
CommScope Holding Co., Inc. (a)	14,441	549,191

CONSTRUCTION & ENGINEERING — 0.1%
Dycom Industries, Inc. (a)	3,012	269,634

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc.	6,253	1,391,793

CONSUMER FINANCE — 3.4%
American Express Co.	94,643	7,972,727
Discover Financial Services	41,085	2,555,076
Navient Corp.	32,177	535,747

		11,063,550

CONTAINERS & PACKAGING — 0.4%
Avery Dennison Corp.	8,692	768,112
Bemis Co., Inc.	9,563	442,289

		1,210,401

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
CenturyLink, Inc.	54,784	1,308,242
Frontier Communications Corp.	119,102	138,158
Level 3 Communications, Inc. (a)	35,805	2,123,236
Zayo Group Holdings, Inc. (a)	10,293	318,054

		3,887,690

ELECTRIC UTILITIES — 2.3%
American Electric Power Co., Inc.	49,343	3,427,858
Entergy Corp.	17,956	1,378,482
Great Plains Energy, Inc.	15,814	463,034
Hawaiian Electric Industries, Inc.	10,931	353,946
Pinnacle West Capital Corp.	10,901	928,329
PNM Resources, Inc.	8,130	310,973
Portland General Electric Co.	9,022	412,215

		7,274,837

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Avnet, Inc.	12,545	487,750
CDW Corp.	16,659	1,041,687
Universal Display Corp.	4,230	462,127

		1,991,564

ENERGY EQUIPMENT & SERVICES — 0.4%
National Oilwell Varco, Inc.	37,914	1,248,887
RPC, Inc.	5,517	111,499

		1,360,386

FOOD & STAPLES RETAILING — 3.4%
CVS Health Corp.	107,061	8,614,128
Kroger Co.	94,777	2,210,200

		10,824,328

FOOD PRODUCTS — 0.5%
Flowers Foods, Inc.	18,385	318,245
McCormick & Co., Inc.	11,628	1,133,846

		1,452,091

GAS UTILITIES — 0.3%
National Fuel Gas Co.	7,730	431,643
New Jersey Resources Corp.	8,692	345,073
South Jersey Industries, Inc.	8,130	277,802

		1,054,518

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Alere, Inc. (a)	8,412	$422,198
Cooper Cos., Inc.	4,798	1,148,737
Edwards Lifesciences Corp. (a)	21,149	2,500,658
Hologic, Inc. (a)	28,255	1,282,212
Integra LifeSciences Holdings Corp. (a)	6,032	328,804

		5,682,609

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Aetna, Inc.	34,818	5,286,417
Brookdale Senior Living, Inc. (a)	18,705	275,151
Cardinal Health, Inc.	32,620	2,541,750
Centene Corp. (a)	16,654	1,330,322
HealthSouth Corp.	8,915	431,486
Molina Healthcare, Inc. (a)	4,352	301,071
Patterson Cos., Inc.	8,582	402,925

		10,569,122

HOTELS, RESTAURANTS & LEISURE — 2.9%
Brinker International, Inc.	5,673	216,141
Buffalo Wild Wings, Inc. (a)	1,901	240,857
Hyatt Hotels Corp. Class A (a)	2,451	137,771
ILG, Inc.	11,253	309,345
Starbucks Corp.	142,122	8,287,134

		9,191,248

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	5,122	359,718

HOUSEHOLD PRODUCTS — 0.6%
Clorox Co.	12,985	1,730,121
Energizer Holdings, Inc.	6,241	299,693

		2,029,814

INDUSTRIAL CONGLOMERATES — 3.9%
3M Co.	60,547	12,605,280

INSURANCE — 2.9%
Assurant, Inc.	6,010	623,177
Hartford Financial Services Group, Inc.	39,503	2,076,673
Principal Financial Group, Inc.	29,019	1,859,247
Prudential Financial, Inc.	44,240	4,784,114

		9,343,211

INTERNET & CATALOG RETAIL — 0.7%
Expedia, Inc.	11,844	1,764,164
HSN, Inc.	3,086	98,443
TripAdvisor, Inc. (a)	11,191	427,496

		2,290,103

INTERNET SOFTWARE & SERVICES — 0.7%
Cars.com, Inc. (a)	7,088	188,753
GoDaddy, Inc. Class A (a)	5,116	217,021
GrubHub, Inc. (a)	8,252	359,787
Match Group, Inc. (a)	3,900	67,782
Pandora Media, Inc. (a) (b)	21,311	190,094
Twitter, Inc. (a)	56,153	1,003,454
Yelp, Inc. (a)	6,981	209,570

		2,236,461

IT SERVICES — 6.3%
Alliance Data Systems Corp.	5,764	1,479,561
Booz Allen Hamilton Holding Corp.	12,433	404,570
Conduent, Inc. (a)	18,663	297,488
Convergys Corp.	9,693	230,500
Gartner, Inc. (a)	7,875	972,641
Jack Henry & Associates, Inc.	7,697	799,487
Leidos Holdings, Inc.	6,581	340,172
Mastercard, Inc. Class A	96,203	11,683,854
MAXIMUS, Inc.	6,571	411,542
Paychex, Inc.	32,365	1,842,863
Science Applications International Corp.	4,352	302,116
Square, Inc. Class A (a)	10,023	235,140
Vantiv, Inc. Class A (a)	15,621	989,434
WEX, Inc. (a)	3,856	402,065

		20,391,433

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Charles River Laboratories International, Inc. (a)	4,782	483,699

MACHINERY — 2.4%
Illinois Tool Works, Inc.	35,719	5,116,747
Ingersoll-Rand PLC	25,588	2,338,487
ITT, Inc.	9,035	363,026

		7,818,260

MEDIA — 0.3%
Meredith Corp.	3,780	224,721
Scripps Networks Interactive, Inc. Class A	7,841	535,619
TEGNA, Inc.	21,265	306,428

		1,066,768

METALS & MINING — 0.1%
Alcoa Corp.	14,009	457,394

MULTI-UTILITIES — 1.0%
NorthWestern Corp.	4,902	299,120
Sempra Energy	24,863	2,803,303

		3,102,423

MULTILINE RETAIL — 1.5%
Big Lots, Inc.	4,462	215,515
JC Penney Co., Inc. (a) (b)	30,740	142,941
Kohl’s Corp.	17,675	683,492
Macy’s, Inc.	30,298	704,125
Target Corp.	59,089	3,089,764

		4,835,837

OIL, GAS & CONSUMABLE FUELS — 3.0%
EnLink Midstream LLC	6,011	105,794
EQT Corp.	17,342	1,016,068
Occidental Petroleum Corp.	75,883	4,543,115
Phillips 66	50,012	4,135,492

		9,800,469

PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. Class A	21,853	2,097,451

PHARMACEUTICALS — 6.8%
Mylan NV (a)	41,533	1,612,311
Pfizer, Inc.	606,036	20,356,749

		21,969,060

PROFESSIONAL SERVICES — 1.0%
Dun & Bradstreet Corp.	3,679	397,884
ManpowerGroup, Inc.	7,011	782,778
Nielsen Holdings PLC	35,604	1,376,451
Robert Half International, Inc.	12,449	596,680

		3,153,793

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.5%
SBA Communications Corp. REIT (a)	12,480	$1,683,552

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Realogy Holdings Corp.	14,852	481,947

ROAD & RAIL — 0.1%
Landstar System, Inc.	4,327	370,391

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Lam Research Corp.	15,865	2,243,787
Texas Instruments, Inc.	99,826	7,679,614

		9,923,401

SOFTWARE — 5.7%
ANSYS, Inc. (a)	8,929	1,086,481
CA, Inc.	31,148	1,073,672
Electronic Arts, Inc. (a)	29,084	3,074,760
Ellie Mae, Inc. (a)	2,901	318,849
Intuit, Inc.	24,308	3,228,346
salesforce.com, Inc. (a)	63,690	5,515,554
Symantec Corp.	61,709	1,743,279
Take-Two Interactive Software, Inc. (a)	8,472	621,675
Workday, Inc. Class A (a)	11,858	1,150,226
Zendesk, Inc. (a)	7,683	213,434
Zynga, Inc. Class A (a)	74,863	272,501

		18,298,777

SPECIALTY RETAIL — 4.4%
American Eagle Outfitters, Inc.	16,816	202,633
Best Buy Co., Inc.	27,859	1,597,156
Gap, Inc.	21,493	472,631
L Brands, Inc.	24,394	1,314,593
Ross Stores, Inc.	39,293	2,268,385
Sally Beauty Holdings, Inc. (a)	14,925	302,231
Tiffany & Co.	12,635	1,186,047
TJX Cos., Inc.	65,462	4,724,393
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,797	1,665,710
Urban Outfitters, Inc. (a)	8,462	156,886
Williams-Sonoma, Inc.	8,320	403,520

		14,294,185

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp. (a)	11,984	489,427
Xerox Corp.	23,337	670,472

		1,159,899

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	5,058	449,909
Coach, Inc.	27,962	1,323,721
Kate Spade & Co. (a)	13,033	240,980
lululemon athletica, Inc. (a)	9,466	564,837

		2,579,447

THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp. (a)	32,678	365,993
TFS Financial Corp.	5,704	88,241
Washington Federal, Inc.	9,243	306,868

		761,102

TOBACCO — 1.7%
Reynolds American, Inc.	82,132	5,341,865

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Air Lease Corp.	9,803	366,240
WESCO International, Inc. (a)	4,227	242,207

		608,447

WATER UTILITIES — 0.6%
American Water Works Co., Inc.	17,632	1,374,414
Aqua America, Inc.	17,355	577,922

		1,952,336

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	9,526	264,347

TOTAL COMMON STOCKS (Cost $288,487,177)		321,153,168

SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	357,821	357,821
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	313,614	313,614

TOTAL SHORT-TERM INVESTMENTS (Cost $671,435)		671,435

TOTAL INVESTMENTS — 100.1% (Cost $289,158,612)		321,824,603
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(346,617)

NET ASSETS — 100.0%		$321,477,986

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,081,830	$—	$—	$8,081,830
Air Freight & Logistics	7,632,701	—	—	7,632,701
Airlines	5,319,967	—	—	5,319,967
Banks	14,418,977	—	—	14,418,977
Beverages	16,559,303	—	—	16,559,303
Biotechnology	23,927,978	—	—	23,927,978
Building Products	384,921	—	—	384,921
Capital Markets	6,177,835	—	—	6,177,835
Chemicals	8,387,768	—	—	8,387,768
Commercial Services & Supplies	728,056	—	—	728,056
Communications Equipment	549,191	—	—	549,191
Construction & Engineering	269,634	—	—	269,634
Construction Materials	1,391,793	—	—	1,391,793
Consumer Finance	11,063,550	—	—	11,063,550
Containers & Packaging	1,210,401	—	—	1,210,401
Diversified Telecommunication Services	3,887,690	—	—	3,887,690
Electric Utilities	7,274,837	—	—	7,274,837
Electronic Equipment, Instruments & Components	1,991,564	—	—	1,991,564
Energy Equipment & Services	1,360,386	—	—	1,360,386
Food & Staples Retailing	10,824,328	—	—	10,824,328
Food Products	1,452,091	—	—	1,452,091
Gas Utilities	1,054,518	—	—	1,054,518
Health Care Equipment & Supplies	5,682,609	—	—	5,682,609
Health Care Providers & Services	10,569,122	—	—	10,569,122
Hotels, Restaurants & Leisure	9,191,248	—	—	9,191,248
Household Durables	359,718	—	—	359,718
Household Products	2,029,814	—	—	2,029,814
Industrial Conglomerates	12,605,280	—	—	12,605,280
Insurance	9,343,211	—	—	9,343,211
Internet & Catalog Retail	2,290,103	—	—	2,290,103
Internet Software & Services	2,236,461	—	—	2,236,461
IT Services	20,391,433	—	—	20,391,433
Life Sciences Tools & Services	483,699	—	—	483,699
Machinery	7,818,260	—	—	7,818,260
Media	1,066,768	—	—	1,066,768
Metals & Mining	457,394	—	—	457,394
Multi-Utilities	3,102,423	—	—	3,102,423
Multiline Retail	4,835,837	—	—	4,835,837
Oil, Gas & Consumable Fuels	9,800,469	—	—	9,800,469
Personal Products	2,097,451	—	—	2,097,451
Pharmaceuticals	21,969,060	—	—	21,969,060
Professional Services	3,153,793	—	—	3,153,793
Real Estate Investment Trusts (REITs)	1,683,552	—	—	1,683,552
Real Estate Management & Development	481,947	—	—	481,947
Road & Rail	370,391	—	—	370,391
Semiconductors & Semiconductor Equipment	9,923,401	—	—	9,923,401
Software	18,298,777	—	—	18,298,777
Specialty Retail	14,294,185	—	—	14,294,185
Technology Hardware, Storage & Peripherals	1,159,899	—	—	1,159,899
Textiles, Apparel & Luxury Goods	2,579,447	—	—	2,579,447

See accompanying notes to financial statements.

SPDR SSGA Gender Diversity Index ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Thrifts & Mortgage Finance	$761,102	$—	$—	$761,102
Tobacco	5,341,865	—	—	5,341,865
Trading Companies & Distributors	608,447	—	—	608,447
Water Utilities	1,952,336	—	—	1,952,336
Wireless Telecommunication Services	264,347	—	—	264,347
Short-Term Investments	671,435	—	—	671,435

TOTAL INVESTMENTS	$321,824,603	$—	$—	$321,824,603

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	239,295	$239,295	3,371,261	3,610,556	—	$—	$350	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,417,356	2,059,535	357,821	357,821	533	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	18,542,868	18,542,868	—	—	1,908	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	1,145,940	832,326	313,614	313,614	2,273	—

TOTAL		$239,295				$671,435	$5,064	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017

	SPDR Russell 3000 ETF	SPDR Russell 1000 ETF	SPDR Russell 2000 ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$412,746,935	$146,834,468	$223,397,026
Investments in affiliated issuers, at value (Notes 2 and 4)	3,124,942	764,728	6,157,929

Total Investments	415,871,877	147,599,196	229,554,955
Cash	—	—	—
Receivable from broker — variation margin on open futures contracts	—	—	3,167
Receivable for investments sold	69,673	37,036	106,668
Dividends receivable — unaffiliated issuers (Note 2)	430,579	173,065	240,630
Dividends receivable — affiliated issuers (Notes 2 and 4)	4,237	1,207	502
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	4,749	865	20,089

TOTAL ASSETS	416,381,115	147,811,369	229,926,011

LIABILITIES
Due to custodian (Note 4)	69,011	63,459	80,526
Payable upon return of securities loaned	1,424,445	245,172	5,558,769
Payable for investments purchased	—	—	6,003
Advisory fee payable (Note 4)	34,271	11,691	17,593
Accrued Trustees’ fees and expenses (Note 5)	—	—	—
Accrued expenses and other liabilities	—	—	—

TOTAL LIABILITIES	1,527,727	320,322	5,662,891

NET ASSETS	$414,853,388	$147,491,047	$224,263,120

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$366,399,512	$116,121,904	$215,013,003
Undistributed (distribution in excess of) net investment income (loss)	133,433	(2,082)	(3,231)
Accumulated net realized gain (loss) on investments, foreign currency transactions, and futures contracts	(1,352,223)	(650,967)	23,879
Net unrealized appreciation (depreciation) on:
Investments	49,672,658	32,022,192	9,229,981
Foreign currency transactions	8	—	3
Futures contracts	—	—	(515)

NET ASSETS	$414,853,388	$147,491,047	$224,263,120

NET ASSET VALUE PER SHARE
Net asset value per share	$180.37	$113.45	$83.06

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,300,036	1,300,000	2,700,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$363,224,722	$114,874,958	$214,167,045
Investments in affiliated issuers	2,974,497	702,046	6,157,929

Total cost of investments	$366,199,219	$115,577,004	$220,324,974

* Includes investments in securities on loan, at value	$7,220,069	$2,296,175	$18,199,433

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR S&P 500 Buyback ETF	SPDR S&P 500 Growth ETF	SPDR S&P 500 Value ETF	SPDR S&P 500 High Dividend ETF

$396,353,762	$467,287,237	$431,483,397	$8,293,114	$838,205,212	$338,265,809	$167,133,027
3,625,091	2,165,365	372,776	102,226	1,177,146	2,321,941	225,851

399,978,853	469,452,602	431,856,173	8,395,340	839,382,358	340,587,750	167,358,878
6,839	—	4,042	—	50,214	4,886	28,828
—	—	—	—	—	—	—
—	301,600	—	—	—	—	—
990,127	557,008	631,960	5,766	748,482	389,091	395,191
882	5,968	965	403	1,387	5,980	343
9,266	6,722	3,610	—	1,969	419	—

400,985,967	470,323,900	432,496,750	8,401,509	840,184,410	340,988,126	167,783,240

—	298,970	—	—	—	—	—
3,242,093	291,833	—	—	111,901	201,410	—
370,401	520,367	725	—	453,679	93,865	243,722
65,327	77,778	71,413	2,404	103,450	44,621	16,317
36	17	47	10	25	—	—
2,555	2,536	2,759	51	—	—	391

3,680,412	1,191,501	74,944	2,465	669,055	339,896	260,430

$397,305,555	$469,132,399	$432,421,806	$8,399,044	$839,515,355	$340,648,230	$167,522,810

$338,834,133	$410,656,900	$368,272,077	$8,011,993	$720,360,103	$315,112,486	$163,915,138
—	—	—	—	—	—	—
29,468,507	25,981,953	22,381,399	(219,909)	(45,097,138)	3,500,230	(115,596)

29,002,915	32,493,546	41,768,330	606,960	164,252,390	22,035,514	3,723,268
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$397,305,555	$469,132,399	$432,421,806	$8,399,044	$839,515,355	$340,648,230	$167,522,810

$69.70	$68.99	$70.31	$55.99	$118.24	$113.52	$35.27

5,700,000	6,800,000	6,150,000	150,000	7,100,027	3,000,716	4,750,000

$367,350,847	$434,851,681	$389,715,067	$7,697,452	$673,952,822	$316,381,276	$163,409,759
3,625,091	2,107,375	372,776	90,928	1,177,146	2,170,960	225,851

$370,975,938	$436,959,056	$390,087,843	$7,788,380	$675,129,968	$318,552,236	$163,635,610

$21,561,186	$4,890,030	$12,490,035	$—	$7,201,585	$2,190,522	$—

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2017

	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P 1000 ETF	SPDR S&P 400 Mid Cap Growth ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$152,092,905	$179,626,157	$572,358,858
Investments in affiliated issuers, at value (Notes 2 and 4)	445,287	2,760,295	5,625,468

Total Investments	152,538,192	182,386,452	577,984,326
Foreign currency, at value	—	—	—
Cash	5,910	—	8,900
Receivable for investments sold.	—	10,028	2,982,155
Dividends receivable — unaffiliated issuers (Note 2)	153,663	184,830	560,854
Interest receivable — unaffiliated issuers (Note 2)	—	—	—
Dividends receivable — affiliated issuers (Notes 2 and 4)	1,320	402	1,083
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	—	7,111	11,229
Receivable from Adviser (Note 4)	6,252	—	—
Receivable for foreign taxes recoverable (Note 2)	—	—	—

TOTAL ASSETS	152,705,337	182,588,823	581,548,547

LIABILITIES
Due to custodian (Note 4)	—	10,016	—
Payable upon return of securities loaned	—	2,122,429	5,370,521
Payable for investments purchased	73,006	275,198	2,819,959
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable (Note 2)	—	—	—
Advisory fee payable (Note 4)	31,260	15,069	71,071
Accrued Trustees’ fees and expenses (Note 5)	—	—	—
Accrued expenses and other liabilities	731	—	—

TOTAL LIABILITIES	104,997	2,422,712	8,261,551

NET ASSETS	$152,600,340	$180,166,111	$573,286,996

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$132,580,670	$164,008,980	$502,188,335
Undistributed (distribution in excess of) net investment income (loss)	—	—	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	20,290	1,516,300	2,752,240
Net unrealized appreciation (depreciation) on:
Investments**	19,999,380	14,640,829	68,346,410
Foreign currency transactions	—	2	11

NET ASSETS	$152,600,340	$180,166,111	$573,286,996

NET ASSET VALUE PER SHARE
Net asset value per share	$58.69	$92.39	$143.32

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,600,000	1,950,000	4,000,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$132,154,611	$164,985,328	$504,012,448
Investments in affiliated issuers	384,201	2,760,295	5,625,468

Total cost of investments	$132,538,812	$167,745,623	$509,637,916

Foreign currency, at cost	$—	$—	$—

* Includes investments in securities on loan, at value	$—	$12,786,536	$34,072,054

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF	SPDR Global Dow ETF	SPDR Dow Jones REIT ETF	SPDR S&P Bank ETF

$345,867,764	$750,630,950	$1,297,008,793	$999,760,094	$87,781,098	$3,006,479,592	$3,262,791,187
5,442,072	17,142,895	26,043,407	23,672,060	633,364	11,325,841	4,597,170

351,309,836	767,773,845	1,323,052,200	1,023,432,154	88,414,462	3,017,805,433	3,267,388,357
—	—	—	—	101,218	—	—
—	6	—	17	6,940	—	731
23,497	4,896,438	15,271,979	1,952,764	—	—	437,537
372,583	751,440	1,334,378	973,166	186,702	9,531,284	4,068,113
—	—	—	—	5	—	—
801	826	1,455	1,259	243	4,665	7,433
10,419	51,564	38,627	106,917	2,924	17,017	6,040
—	—	—	—	—	—	—
—	—	—	—	109,567	—	—

351,717,136	773,474,119	1,339,698,639	1,026,466,277	88,822,061	3,027,358,399	3,271,908,211

19	—	—	—	—	—	—
3,435,702	15,886,619	24,444,615	23,161,212	599,627	4,414,810	586,781
1,613,340	6,003,009	16,217,313	1,804,167	—	6,400,606	—
—	—	—	—	—	13,446	2,638
—	—	—	—	140	—	—
42,683	91,989	159,911	122,243	36,430	628,364	918,244
—	—	—	—	27	418	514
—	—	—	—	1,216	—	—

5,091,744	21,981,617	40,821,839	25,087,622	637,440	11,457,644	1,508,177

$346,625,392	$751,492,502	$1,298,876,800	$1,001,378,655	$88,184,621	$3,015,900,755	$3,270,400,034

$320,929,921	$693,989,847	$1,098,339,861	$907,980,966	$98,876,241	$2,936,366,314	$3,717,296,634
—	—	—	—	90,376	—	2,649,383
7,226,303	2,501,321	43,679,003	39,596,978	(20,730,834)	(289,792,127)	(780,203,270)

18,469,164	55,001,334	156,857,936	53,800,711	9,947,611	369,326,568	330,656,953
4	—	—	—	1,227	—	334

$346,625,392	$751,492,502	$1,298,876,800	$1,001,378,655	$88,184,621	$3,015,900,755	$3,270,400,034

$96.28	$123.20	$216.48	$119.20	$76.65	$92.99	$43.58

3,600,000	6,100,023	6,000,007	8,401,051	1,150,464	32,431,617	75,052,118

$327,398,600	$695,629,616	$1,140,150,857	$945,959,383	$77,833,347	$2,637,153,024	$2,932,134,234
5,442,072	17,142,895	26,043,407	23,672,060	633,364	11,325,841	4,597,170

$332,840,672	$712,772,511	$1,166,194,264	$969,631,443	$78,466,711	$2,648,478,865	$2,936,731,404

$—	$—	$—	$—	$101,576	$—	$—

$23,693,925	$71,422,900	$126,186,992	$78,428,372	$1,001,986	$43,302,892	$26,237,025

$—	$—	$—	$—	$140	$—	$—

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2017

	SPDR S&P Capital Markets ETF	SPDR S&P Insurance ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$100,676,954	$882,505,878	$3,841,718,612
Investments in affiliated issuers, at value (Notes 2 and 4)	4,211,403	3,719,629	24,640,931

Total Investments	104,888,357	886,225,507	3,866,359,543
Cash	—	—	—
Receivable for investments sold	—	—	3,426,976
Receivable for fund shares sold	—	—	32,552
Dividends receivable — unaffiliated issuers (Note 2)	93,252	1,083,737	4,830,153
Dividends receivable — affiliated issuers (Notes 2 and 4)	9,719	1,527	6,020
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	1,916	1,333	30,220
Receivable for foreign taxes recoverable (Note 2)	—	—	—

TOTAL ASSETS	104,993,244	887,312,104	3,874,685,464

LIABILITIES
Due to custodian (Note 4)	—	—	1,101,104
Payable upon return of securities loaned	1,848,473	1,523,155	20,974,581
Payable for investments purchased	—	—	661,317
Payable for fund shares repurchased	—	—	—
Advisory fee payable (Note 4)	28,965	253,134	1,046,611
Accrued Trustees’ fees and expenses (Note 5)	68	—	—

TOTAL LIABILITIES	1,877,506	1,776,289	23,783,613

NET ASSETS	$103,115,738	$885,535,815	$3,850,901,851

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$168,494,373	$857,952,043	$4,564,765,506
Undistributed (distribution in excess of) net investment income (loss)	—	—	(31,571)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(76,922,720)	(49,218,061)	(666,683,722)
Net unrealized appreciation (depreciation) on:
Investments	11,544,085	76,801,833	(47,148,749)
Foreign currency transactions	—	—	387

NET ASSETS	$103,115,738	$885,535,815	$3,850,901,851

NET ASSET VALUE PER SHARE
Net asset value per share	$49.10	$88.11	$54.97

Shares outstanding (unlimited amount authorized, $0.01 par value)	2,100,000	10,050,000	70,052,585

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$89,676,451	$805,704,045	$3,888,867,361
Investments in affiliated issuers	3,667,821	3,719,629	24,640,931

Total cost of investments	$93,344,272	$809,423,674	$3,913,508,292

* Includes investments in securities on loan, at value	$9,913,648	$15,166,963	$92,335,288

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF	SPDR S&P Dividend ETF	SPDR S&P Aerospace & Defense ETF	SPDR S&P Biotech ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Homebuilders ETF

$710,914,981	$14,964,386,191	$650,271,239	$3,410,672,281	$140,773,859	$115,745,709	$1,049,611,249
17,429,425	645,527,393	7,405,010	385,860,430	155,527	1,586,913	11,548,400

728,344,406	15,609,913,584	657,676,249	3,796,532,711	140,929,386	117,332,622	1,061,159,649
—	329	26	33,466,867	585	—	—
—	—	—	—	—	—	9,595,103
—	2,913	7,036,110	9,247	—	3,217,866	—
319,241	23,779,543	219,806	2,599	32,724	42,756	953,807
879	870,771	782	4,208	117	112	1,324
30,494	200,072	12,762	1,022,901	1,898	1,606	21,787
47,850	—	—	—	—	—	—

728,742,870	15,634,767,212	664,945,735	3,831,038,533	140,964,710	120,594,962	1,071,731,670

—	—	—	—	—	—	—
16,897,273	152,097,469	6,711,712	247,643,061	—	1,432,587	9,981,598
—	—	7,034,868	33,461,231	—	3,217,554	—
—	—	—	—	—	—	9,592,196
208,569	4,482,641	183,511	965,356	37,741	31,460	300,290
—	387	—	232	—	90	984

17,105,842	156,580,497	13,930,091	282,069,880	37,741	4,681,691	19,875,068

$711,637,028	$15,478,186,715	$651,015,644	$3,548,968,653	$140,926,969	$115,913,271	$1,051,856,602

$485,167,377	$11,879,735,216	$609,181,393	$4,713,504,513	$121,364,480	$129,948,217	$1,702,544,378
6,914	—	—	504,080	—	138,840	826,386
4,739,821	164,604,754	(10,458,966)	(1,170,164,229)	478,918	(18,900,112)	(637,833,826)

221,722,916	3,433,846,745	52,293,217	5,124,289	19,083,571	4,726,326	(13,680,336)
—	—	—	—	—	—	—

$711,637,028	$15,478,186,715	$651,015,644	$3,548,968,653	$140,926,969	$115,913,271	$1,051,856,602

$72.80	$88.93	$70.38	$77.15	$61.27	$64.40	$38.53

9,775,012	174,053,658	9,250,000	46,000,000	2,300,000	1,800,000	27,300,016

$489,192,065	$11,534,863,442	$597,978,022	$3,401,916,292	$121,690,288	$111,019,383	$1,063,291,585
17,429,425	641,203,397	7,405,010	389,492,130	155,527	1,586,913	11,548,400

$506,621,490	$12,176,066,839	$605,383,032	$3,791,408,422	$121,845,815	$112,606,296	$1,074,839,985

$41,697,824	$461,329,520	$51,979,061	$788,490,576	$18,455,305	$7,347,488	$73,717,521

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2017

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$3,366,468	$691,771,680	$257,538,902
Investments in affiliated issuers, at value (Notes 2 and 4)	267,935	17,246,808	14,566,704

Total Investments	3,634,403	709,018,488	272,105,606
Cash	—	—	103
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	8,710	—
Dividends receivable — unaffiliated issuers (Note 2)	—	309,293	129,759
Dividends receivable — affiliated issuers (Notes 2 and 4)	4	817	296
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	342	21,926	30,547

TOTAL ASSETS	3,634,749	709,359,234	272,266,311

LIABILITIES
Payable upon return of securities loaned	263,897	17,092,936	14,191,051
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	—	—
Advisory fee payable (Note 4)	959	182,156	75,213
Accrued Trustees’ fees and expenses (Note 5)	3	—	—
Accrued expenses and other liabilities	40	—	—

TOTAL LIABILITIES	264,899	17,275,092	14,266,264

NET ASSETS	$3,369,850	$692,084,142	$258,000,047

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$2,491,823	$2,027,827,494	$661,940,805
Undistributed (distribution in excess of) net investment income (loss)	—	—	—
Accumulated net realized gain (loss) on investments and foreign currency transactions	288,474	(1,247,217,960)	(305,614,394)
Net unrealized appreciation (depreciation) on:
Investments	589,553	(88,525,392)	(98,326,364)

NET ASSETS	$3,369,850	$692,084,142	$258,000,047

NET ASSET VALUE PER SHARE
Net asset value per share	$67.40	$29.96	$15.50

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,000	23,100,230	16,650,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,776,915	$780,297,072	$355,865,266
Investments in affiliated issuers	267,935	17,246,808	14,566,704

Total cost of investments	$3,044,850	$797,543,880	$370,431,970

* Includes investments in securities on loan, at value	$472,241	$84,349,464	$49,134,978

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$2,253,517,017	$453,927,620	$442,778,640	$311,140,913	$59,343,962	$3,588,977	$77,380,015
151,401,154	15,400,502	13,546,960	5,823,265	202,402	26,278	7,340,991

2,404,918,171	469,328,122	456,325,600	316,964,178	59,546,364	3,615,255	84,721,006
26,377	3	21,215	—	5	—	1
183,749,742	—	—	—	—	—	—
—	2,152,107	97,966	—	—	—	—
562,474	184,421	266,456	138,610	12,909	4,910	82,225
1,481	620	806	444	64	7	64
244,964	118,434	113,791	27,613	1,391	172	39,035

2,589,503,209	471,783,707	456,825,834	317,130,845	59,560,733	3,620,344	84,842,331

86,190,306	15,391,617	9,902,611	5,441,660	93,815	17,969	7,302,367
27,979,985	2,151,902	3,026,284	—	—	—	—
155,558,028	—	—	—	—	—	—
609,609	129,476	89,162	91,451	17,177	1,054	22,950
—	529	498	—	11	2	—
—	—	—	—	—	42	—

270,337,928	17,673,524	13,018,555	5,533,111	111,003	19,067	7,325,317

$2,319,165,281	$454,110,183	$443,807,279	$311,597,734	$59,449,730	$3,601,277	$77,517,014

$4,722,988,199	$677,659,155	$871,817,961	$337,512,226	$47,382,693	$2,599,122	$80,279,710
—	141,207	1,147,972	—	—	2,493	—
(1,781,638,602)	(176,617,820)	(322,402,467)	(35,052,882)	(18,107)	260,571	(4,596,579)

(622,184,316)	(47,072,359)	(106,756,187)	9,138,390	12,085,144	739,091	1,833,883

$2,319,165,281	$454,110,183	$443,807,279	$311,597,734	$59,449,730	$3,601,277	$77,517,014

$31.90	$43.04	$40.72	$61.70	$62.58	$72.03	$70.47

72,700,000	10,550,270	10,900,226	5,050,000	950,000	50,000	1,100,000

$2,843,355,101	$500,999,979	$549,534,827	$302,002,523	$47,258,818	$2,849,886	$75,546,132
183,747,386	15,400,502	13,546,960	5,823,265	202,402	26,278	7,340,991

$3,027,102,487	$516,400,481	$563,081,787	$307,825,788	$47,461,220	$2,876,164	$82,887,123

$193,062,619	$47,786,393	$29,681,026	$34,191,512	$9,075,702	$462,869	$19,217,186

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2017

	SPDR S&P Transportation ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF
ASSETS
Investments in unaffiliated issuers, at value* (Note 2)	$182,529,894	$9,171,567	$20,252,565
Investments in affiliated issuers, at value (Notes 2 and 4)	5,295,323	83,898	93,814

Total Investments	187,825,217	9,255,465	20,346,379
Cash	—	16	24
Receivable for investments sold	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	53,359	8,806	16,798
Dividends receivable — affiliated issuers (Notes 2 and 4)	288	92	219
Securities lending income receivable — affiliated issuers (Notes 4 and 9)	3,641	90	62

TOTAL ASSETS	187,882,505	9,264,469	20,363,482

LIABILITIES
Payable upon return of securities loaned	5,012,644	35,435	20,201
Payable for investments purchased	—	—	30,120
Advisory fee payable (Note 4)	51,706	912	1,917
Accrued Trustees’ fees and expenses (Note 5)	93	14	10
Accrued expenses and other liabilities	—	—	—

TOTAL LIABILITIES	5,064,443	36,361	52,248

NET ASSETS	$182,818,062	$9,228,108	$20,311,234

NET ASSETS CONSIST OF:
Paid-In Capital (Note 7)	$215,110,171	$8,481,725	$18,706,469
Undistributed (distribution in excess of) net investment income (loss)	—	1,144	75,204
Accumulated net realized gain (loss) on investments and foreign currency transactions	(24,835,888)	(46,609)	(861,077)
Net unrealized appreciation (depreciation) on:
Investments	(7,456,221)	791,848	2,390,638

NET ASSETS	$182,818,062	$9,228,108	$20,311,234

NET ASSET VALUE PER SHARE
Net asset value per share	$55.40	$92.28	$101.56

Shares outstanding (unlimited amount authorized, $0.01 par value)	3,300,000	100,000	200,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$189,986,115	$8,381,955	$17,867,869
Investments in affiliated issuers	5,295,323	81,662	87,872

Total cost of investments	$195,281,438	$8,463,617	$17,955,741

* Includes investments in securities on loan, at value	$29,913,348	$316,306	$345,574

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF	SPDR MSCI USA Strategic Factors ETF	SPDR Wells Fargo Preferred Stock ETF	SPDR FactSet Innovative Technology ETF	SPDR SSGA Gender Diversity Index ETF

$77,429,685	$210,753,655	$41,755,884	$516,262,088	$6,974,718	$321,153,168
101,628	4,374,907	45,881	33,764,945	507,054	671,435

77,531,313	215,128,562	41,801,765	550,027,033	7,481,772	321,824,603
—	—	8	37,928	—	—
—	—	—	3,880,878	—	—
136,885	480,659	41,742	1,422,360	8,071	288,220
240	419	182	2,445	13	439
—	7,600	—	52,298	381	2,838

77,668,438	215,617,240	41,843,697	555,422,942	7,490,237	322,116,100

—	3,879,856	—	13,741,613	498,534	313,614
—	—	—	3,781,522	6,352	269,506
7,730	20,607	4,482	196,173	2,603	53,074
—	—	—	—	—	40
—	—	85	—	85	1,880

7,730	3,900,463	4,567	17,719,308	507,574	638,114

$77,660,708	$211,716,777	$41,839,130	$537,703,634	$6,982,663	$321,477,986

$69,777,750	$189,522,845	$39,894,574	$549,702,876	$6,199,581	$287,890,413
—	(586)	—	927,996	(15,255)	—
2,162,075	11,514,421	10,857	(21,841,748)	41,356	921,582

5,720,883	10,680,097	1,933,699	8,914,510	756,981	32,665,991

$77,660,708	$211,716,777	$41,839,130	$537,703,634	$6,982,663	$321,477,986

$86.29	$92.05	$69.73	$45.00	$69.83	$66.97

900,000	2,300,000	600,000	11,950,000	100,000	4,800,000

$71,708,802	$200,073,558	$39,826,832	$507,938,368	$6,217,737	$288,487,177
101,628	4,374,907	41,234	33,174,155	507,054	671,435

$71,810,430	$204,448,465	$39,868,066	$541,112,523	$6,724,791	$289,158,612

$3,314,934	$18,467,385	$—	$13,454,033	$1,165,502	$6,055,566

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2017

	SPDR Russell 3000 ETF	SPDR Russell 1000 ETF	SPDR Russell 2000 ETF
INVESTMENT INCOME
Interest income	$21	$—	$154
Dividend income — unaffiliated issuers (Note 2)	7,456,436	2,405,554	2,283,577
Dividend income — affiliated issuers (Notes 2 and 4)	17,326	4,681	4,983
Affiliated securities lending income — net (Notes 4 and 9)	66,386	12,040	184,411
Foreign taxes withheld (Note 2)	(835)	(259)	(333)

TOTAL INVESTMENT INCOME (LOSS)	7,539,334	2,422,016	2,472,792

EXPENSES
Advisory fee (Note 4)	377,039	118,371	160,694
Trustees’ fees and expenses (Note 5)	6,463	1,923	2,341
Miscellaneous expenses	2,859	869	306

TOTAL EXPENSES	386,361	121,163	163,341

NET EXPENSES	386,361	121,163	163,341

NET INVESTMENT INCOME (LOSS)	7,152,973	2,300,853	2,309,451

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(314,896)	72,682	2,219,149
Investments — affiliated issuers (Note 4)	3,417	—	—
In-kind redemptions — unaffiliated issuers	31,434,638	—	7,471,678
In-kind redemptions — affiliated issuers	34,757	—	—
Futures contracts	—	—	75,318

Net realized gain (loss)	31,157,916	72,682	9,766,145

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	27,369,578	16,926,033	17,996,158
Investments — affiliated issuers (Note 4)	193,150	72,983	—
Foreign currency transactions	8	—	3
Futures contracts	—	—	(2,295)

Net change in unrealized appreciation/depreciation	27,562,736	16,999,016	17,993,866

NET REALIZED AND UNREALIZED GAIN (LOSS)	58,720,652	17,071,698	27,760,011

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$65,873,625	$19,372,551	$30,069,462

See accompanying notes to financial statements.

SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR S&P 500 Buyback ETF	SPDR S&P 500 Growth ETF	SPDR S&P 500 Value ETF	SPDR S&P 500 High Dividend ETF

$—	$—	$—	$—	$—	$—	$—
12,536,772	7,703,587	8,611,233	135,242	12,170,472	7,866,698	3,855,833
4,276	9,404	3,523	1,024	6,261	22,296	1,313
11,843	10,268	5,642	—	28,490	7,503	—
(1,232)	(3,141)	—	—	—	—	—

12,551,659	7,720,118	8,620,398	136,266	12,205,223	7,896,497	3,857,146

770,325	812,777	826,631	27,773	1,091,853	464,797	112,198
6,734	6,781	7,192	155	12,555	4,992	1,131
3,528	3,521	3,779	76	8,026	1,230	520

780,587	823,079	837,602	28,004	1,112,434	471,019	113,849

780,587	823,079	837,602	28,004	1,112,434	471,019	113,849

11,771,072	6,897,039	7,782,796	108,262	11,092,789	7,425,478	3,743,297

30,582,522	32,992,031	23,055,601	368,445	(4,944,395)	7,979,209	793,162
—	1,728	—	(4,547)	—	(7,302)	—
—	—	939,385	168,316	61,696,811	17,447,625	571,668
—	—	—	—	—	70,311	—
—	—	—	—	—	—	—

30,582,522	32,993,759	23,994,986	532,214	56,752,416	25,489,843	1,364,830

16,402,744	14,567,191	23,139,947	1,014,147	60,772,360	9,717,963	1,751,428
—	60,992	—	20,966	—	357,249	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

16,402,744	14,628,183	23,139,947	1,035,113	60,772,360	10,075,212	1,751,428

46,985,266	47,621,942	47,134,933	1,567,327	117,524,776	35,565,055	3,116,258

$58,756,338	$54,518,981	$54,917,729	$1,675,589	$128,617,565	$42,990,533	$6,859,555

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended June 30, 2017

	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P 1000 ETF	SPDR S&P 400 Mid Cap Growth ETF
INVESTMENT INCOME
Interest income	$—	$106	$—
Dividend income — unaffiliated issuers (Note 2)	2,448,722	2,185,390	6,081,748
Dividend income — affiliated issuers (Notes 2 and 4)	4,795	2,057	4,618
Affiliated securities lending income — net (Notes 4 and 9)	—	53,673	92,522
Foreign taxes withheld (Note 2)	—	(408)	(99)

TOTAL INVESTMENT INCOME (LOSS)	2,453,517	2,240,818	6,178,789

EXPENSES
Advisory fee (Note 4)	296,860	145,378	719,585
Trustees’ fees and expenses (Note 5)	1,855	2,102	7,640
Miscellaneous expenses	972	812	807

TOTAL EXPENSES	299,687	148,292	728,032

Expenses waived/reimbursed by the Adviser (Note 4)	(59,372)	—	—

NET EXPENSES	240,315	148,292	728,032

NET INVESTMENT INCOME (LOSS)	2,213,202	2,092,526	5,450,757

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	189,264	4,606,424	12,016,204
Investments — affiliated issuers (Note 4)	(651)	—	—
In-kind redemptions — unaffiliated issuers	786,904	10,268,049	13,033,336
In-kind redemptions — affiliated issuers	466	—	—
Foreign currency transactions	—	—	—

Net realized gain (loss)	975,983	14,874,473	25,049,540

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	17,587,780	9,496,864	43,972,780
Investments — affiliated issuers (Note 4)	84,970	—	—
Foreign currency transactions	—	2	11

Net change in unrealized appreciation/depreciation	17,672,750	9,496,866	43,972,791

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,648,733	24,371,339	69,022,331

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,861,935	$26,463,865	$74,473,088

* Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF	SPDR Global Dow ETF	SPDR Dow Jones REIT ETF	SPDR S&P Bank ETF

$—	$1,762	$—	$4,516	$—	$—	$—
5,845,030	8,990,274	12,160,583	13,911,944	2,377,629	66,288,182	53,007,320
2,770	6,732	10,146	6,792	676	25,823	33,114
68,338	316,201	443,723	461,423	15,767	174,810	101,867
(40)	(1,017)	—	(2,716)	(130,642)	—	(59,618)

5,916,098	9,313,952	12,614,452	14,381,959	2,263,430	66,488,815	53,082,683

472,479	940,692	1,540,725	1,222,769	422,673	8,482,929	10,030,790
4,978	9,950	15,895	12,399	1,541	63,129	43,596
1,139	1,377	2,863	2,206	—	12,163	9,586

478,596	952,019	1,559,483	1,237,374	424,214	8,558,221	10,083,972

—	—	—	—	(37)	—	—

478,596	952,019	1,559,483	1,237,374	424,177	8,558,221	10,083,972

5,437,502	8,361,933	11,054,969	13,144,585	1,839,253	57,930,594	42,998,711

16,004,285	24,580,824	70,974,446	49,927,851	(558,846)	24,977,330	19,233,301
—	—	—	—	—	—	—
17,205,063	47,106,270	11,046,001	18,752,620	4,230,137	276,574,873	391,560,079
—	—	—	—	—	—	—
—	—	—	—	(17,801)	—	—

33,209,348	71,687,094	82,020,447	68,680,471	3,653,490	301,552,203	410,793,380

12,127,016	27,127,943	97,111,611	47,865,029	11,682,509	(483,321,970)	499,592,340
—	—	—	—	—	—	—
4	—	—	—	10,616	—	334

12,127,020	27,127,943	97,111,611	47,865,029	11,693,125	(483,321,970)	499,592,674

45,336,368	98,815,037	179,132,058	116,545,500	15,346,615	(181,769,767)	910,386,054

$50,773,870	$107,176,970	$190,187,027	$129,690,085	$17,185,868	$(123,839,173)	$953,384,765

$—	$—	$—	$—	$(140)	$—	$—

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended June 30, 2017

	SPDR S&P Capital Markets ETF	SPDR S&P Insurance ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$2,324,500	$16,539,422	$56,006,330
Dividend income — affiliated issuers (Notes 2 and 4)	38,389	8,091	27,300
Affiliated securities lending income — net (Notes 4 and 9)	23,000	14,278	220,108
Foreign taxes withheld (Note 2)	—	—	(75,848)

TOTAL INVESTMENT INCOME (LOSS)	2,385,889	16,561,791	56,177,890

EXPENSES
Advisory fee (Note 4)	298,223	2,853,108	10,411,394
Trustees’ fees and expenses (Note 5)	1,205	12,667	42,101
Miscellaneous expenses	263	2,386	8,840

TOTAL EXPENSES	299,691	2,868,161	10,462,335

NET EXPENSES	299,691	2,868,161	10,462,335

NET INVESTMENT INCOME (LOSS)	2,086,198	13,693,630	45,715,555

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,774,554)	3,521,076	(33,521,763)
Investments — affiliated issuers (Note 4)	(26,934)	—	—
In-kind redemptions — unaffiliated issuers	2,236,076	74,222,365	724,887,626
In-kind redemptions — affiliated issuers	138,242	—	—

Net realized gain (loss)	(2,427,170)	77,743,441	691,365,863

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	26,253,794	85,279,014	114,884,266
Investments — affiliated issuers (Note 4)	1,072,490	—	—
Foreign currency transactions	—	—	387

Net change in unrealized appreciation/depreciation	27,326,284	85,279,014	114,884,653

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,899,114	163,022,455	806,250,516

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$26,985,312	$176,716,085	$851,966,071

See accompanying notes to financial statements.

SPDR Morgan Stanley Technology ETF	SPDR S&P Dividend ETF	SPDR S&P Aerospace & Defense ETF	SPDR S&P Biotech ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Homebuilders ETF

$6,579,097	$358,117,735	$5,110,687	$10,879,031	$349,192	$684,220	$12,075,932
5,271	6,752,485	4,769	12,070	753	989	7,530
658,864	2,180,119	56,342	6,909,534	33,361	77,329	241,302
(42,800)	—	—	—	—	—	—

7,200,432	367,050,339	5,171,798	17,800,635	383,306	762,538	12,324,764

2,099,497	52,345,043	1,403,409	9,526,978	306,270	464,904	3,862,148
9,881	253,617	5,387	39,522	1,245	3,160	19,395
1,908	50,263	702	8,459	181	465	5,004

2,111,286	52,648,923	1,409,498	9,574,959	307,696	468,529	3,886,547

2,111,286	52,648,923	1,409,498	9,574,959	307,696	468,529	3,886,547

5,089,146	314,401,416	3,762,300	8,225,676	75,610	294,009	8,438,217

11,140,808	512,147,749	(2,464,355)	(337,172,127)	1,013,492	(11,676,178)	(22,943,977)
—	(40,022)	—	(207,559)	—	—	—
11,418,650	387,029,161	38,310,434	748,952,295	11,896,359	12,049,053	82,274,238
—	1,402,831	—	10,015,519	—	—	—

22,559,458	900,539,719	35,846,079	421,588,128	12,909,851	372,875	59,330,261

167,206,535	176,112,986	44,383,125	467,353,175	8,308,030	6,381,459	88,380,115
—	(30,207,005)	—	(3,631,700)	—	—	—
—	—	—	—	—	—	—

167,206,535	145,905,981	44,383,125	463,721,475	8,308,030	6,381,459	88,380,115

189,765,993	1,046,445,700	80,229,204	885,309,603	21,217,881	6,754,334	147,710,376

$194,855,139	$1,360,847,116	$83,991,504	$893,535,279	$21,293,491	$7,048,343	$156,148,593

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended June 30, 2017

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$11,986	$8,718,823	$2,217,067
Dividend income — affiliated issuers (Notes 2 and 4)	79	5,278	1,694
Affiliated securities lending income — net (Notes 4 and 9)	508	406,215	223,221
Foreign taxes withheld (Note 2)	—	—	(46,384)

TOTAL INVESTMENT INCOME (LOSS)	12,573	9,130,316	2,395,598

EXPENSES
Advisory fee (Note 4)	16,322	2,840,227	984,138
Trustees’ fees and expenses (Note 5)	93	13,846	4,611
Miscellaneous expenses	47	2,156	642

TOTAL EXPENSES	16,462	2,856,229	989,391

NET EXPENSES	16,462	2,856,229	989,391

NET INVESTMENT INCOME (LOSS)	(3,889)	6,274,087	1,406,207

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	440,739	(55,541,759)	(55,351,019)
Investments — affiliated issuers (Note 4)	—	—	—
In-kind redemptions — unaffiliated issuers	517,791	247,581,195	21,897,631
In-kind redemptions — affiliated issuers	—	—	—

Net realized gain (loss)	958,530	192,039,436	(33,453,388)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	324,131	(66,437,972)	(41,746,750)
Investments — affiliated issuers (Note 4)	—	3,194,485	—

Net change in unrealized appreciation/depreciation	324,131	(63,243,487)	(41,746,750)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,282,661	128,795,949	(75,200,138)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,278,772	$135,070,036	$(73,793,931)

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$23,255,301	$3,527,212	$7,840,579	$2,689,975	$552,300	$52,006	$810,725
10,942	3,804	4,561	2,997	488	60	676
628,254	969,098	1,087,316	283,068	21,878	261	163,263
—	—	—	—	—	—	—

23,894,497	4,500,114	8,932,456	2,976,040	574,666	52,327	974,664

7,186,916	1,685,345	1,782,342	967,737	184,704	17,199	187,465
35,663	6,751	7,719	4,454	902	95	745
6,854	1,622	2,339	609	138	47	107

7,229,433	1,693,718	1,792,400	972,800	185,744	17,341	188,317

7,229,433	1,693,718	1,792,400	972,800	185,744	17,341	188,317

16,665,064	2,806,396	7,140,056	2,003,240	388,922	34,986	786,347

(215,487,488)	(46,927,937)	(61,493,048)	(3,934,586)	1,091,370	401,300	631,452
854,350	—	—	—	—	—	—
296,582,178	25,378,714	24,163,432	61,567,380	1,036,531	886,546	2,133,473
27,195,040	—	—	—	—	—	—

109,144,080	(21,549,223)	(37,329,616)	57,632,794	2,127,901	1,287,846	2,764,925

(284,170,897)	31,979,080	16,357,714	21,843,017	8,979,512	417,959	2,844,364
(32,346,232)	—	—	—	—	—	—

(316,517,129)	31,979,080	16,357,714	21,843,017	8,979,512	417,959	2,844,364

(207,373,049)	10,429,857	(20,971,902)	79,475,811	11,107,413	1,705,805	5,609,289

$(190,707,985)	$13,236,253	$(13,831,846)	$81,479,051	$11,496,335	$1,740,791	$6,395,636

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended June 30, 2017

	SPDR S&P Transportation ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF
INVESTMENT INCOME
Interest income	$—	$—	$—
Dividend income — unaffiliated issuers (Note 2)	2,252,739	149,365	350,514
Dividend income — affiliated issuers (Notes 2 and 4)	1,781	336	653
Affiliated securities lending income — net (Notes 4 and 9)	50,942	751	1,980
Foreign taxes withheld (Note 2)	—	(4)	—

TOTAL INVESTMENT INCOME (LOSS)	2,305,462	150,448	353,147

EXPENSES
Advisory fee (Note 4)	758,218	7,994	20,478
Trustees’ fees and expenses (Note 5)	3,280	114	318
Miscellaneous expenses	579	17	44

TOTAL EXPENSES	762,077	8,125	20,840

NET EXPENSES	762,077	8,125	20,840

NET INVESTMENT INCOME (LOSS)	1,543,385	142,323	332,307

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,859,737)	(40,550)	104,910
Investments — affiliated issuers (Note 4)	—	—	(88)
In-kind redemptions — unaffiliated issuers	20,493,311	—	1,028,489
In-kind redemptions — affiliated issuers.	—	—	820
Foreign currency transactions	—	—	—

Net realized gain (loss)	14,633,574	(40,550)	1,134,131

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	30,067,634	836,717	688,741
Investments — affiliated issuers (Note 4)	—	3,351	6,153

Net change in unrealized appreciation/depreciation	30,067,634	840,068	694,894

NET REALIZED AND UNREALIZED GAIN (LOSS)	44,701,208	799,518	1,829,025

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$46,244,593	$941,841	$2,161,332

See accompanying notes to financial statements.

SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF	SPDR MSCI USA Strategic Factors ETF	SPDR Wells Fargo Preferred Stock ETF	SPDR FactSet Innovative Technology ETF	SPDR SSGA Gender Diversity Index ETF

$—	$196	$—	$—	$—	$—
1,783,459	3,713,664	405,083	29,787,368	36,542	6,103,509
1,272	2,767	696	977,846	125	2,791
6,920	50,762	—	501,385	510	3,324
—	—	(18)	—	—	—

1,791,651	3,767,389	405,761	31,266,599	37,177	6,109,624

95,167	196,914	27,571	2,401,089	43,108	573,889
1,310	2,338	200	9,543	166	4,987
156	272	115	2,840	106	2,622

96,633	199,524	27,886	2,413,472	43,380	581,498

96,633	199,524	27,886	2,413,472	43,380	581,498

1,695,018	3,567,865	377,875	28,853,127	(6,203)	5,528,126

3,139,655	14,157,561	71,626	(5,751,400)	196,078	13,941,557
—	—	142	(105,465)	—	—
2,300,429	748,779	—	4,096,874	1,410,337	—
—	—	—	210,095	—	—
—	—	—	—	3	—

5,440,084	14,906,340	71,768	(1,549,896)	1,606,418	13,941,557

718,790	7,921,641	1,785,494	(11,339,402)	317,451	17,723,255
—	—	5,307	(510,665)	—	—

718,790	7,921,641	1,790,801	(11,850,067)	317,451	17,723,255

6,158,874	22,827,981	1,862,569	(13,399,963)	1,923,869	31,664,812

$7,853,892	$26,395,846	$2,240,444	$15,453,164	$1,917,666	$37,192,938

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 3000 ETF		SPDR Russell 1000 ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,152,973	$5,524,832	$2,300,853	$1,679,913
Net realized gain (loss)	31,157,916	13,078,517	72,682	(45,213)
Net change in unrealized appreciation/depreciation	27,562,736	(11,575,204)	16,999,016	1,028,113

Net increase (decrease) in net assets resulting from operations	65,873,625	7,028,145	19,372,551	2,662,813

Net equalization credits and charges (Note 2)	(99,009)	(135,824)	68,082	54,563

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,165,276)	(5,829,503)	(2,397,761)	(1,749,803)
Net realized gains	—	—	—	—

Total distributions to shareholders	(7,165,276)	(5,829,503)	(2,397,761)	(1,749,803)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	106,071,018	130,791,938	37,325,031	19,241,735
Cost of shares redeemed	(91,565,764)	(38,328,610)	—	—
Net income equalization (Note 2)	99,009	135,824	(68,082)	(54,563)

Net increase (decrease) in net assets from beneficial interest transactions	14,604,263	92,599,152	37,256,949	19,187,172

Net increase (decrease) in net assets during the period	73,213,603	93,661,970	54,299,821	20,154,745
Net assets at beginning of period	341,639,785	247,977,815	93,191,226	73,036,481

NET ASSETS AT END OF PERIOD	$414,853,388	$341,639,785	$147,491,047	$93,191,226

Undistributed (distribution in excess of) net investment income (loss)	$133,433	$193,042	$(2,082)	$(2,082)

SHARES OF BENEFICIAL INTEREST:
Shares sold	650,000	850,000	350,000	200,000
Shares redeemed	(550,000)	(250,000)	—	—

Net increase (decrease)	100,000	600,000	350,000	200,000

*	Inception date.

See accompanying notes to financial statements.

SPDR Russell 2000 ETF		SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	For the Period 12/2/15* - 6/30/16	Year Ended 6/30/17	For the Period 12/2/15* - 6/30/16

$2,309,451	$1,257,252	$11,771,072	$6,788,181	$6,897,039	$3,624,057
9,766,145	4,542,380	30,582,522	10,741,246	32,993,759	(6,762,817)
17,993,866	(9,846,581)	16,402,744	12,600,171	14,628,183	17,865,363

30,069,462	(4,046,949)	58,756,338	30,129,598	54,518,981	14,726,603

168,918	85,116	1,705	28,729	(1,716)	8,436

(2,532,741)	(1,365,440)	(12,181,162)	(6,366,691)	(7,114,030)	(3,435,499)
—	(500,276)	(11,866,661)	—	—	—

(2,532,741)	(1,865,716)	(24,047,823)	(6,366,691)	(7,114,030)	(3,435,499)

136,804,046	78,638,705	3,405,679	335,428,454	75,781,411	337,629,630
(28,069,935)	(58,720,026)	—	—	—	(2,974,697)
(168,918)	(85,116)	(1,705)	(28,729)	1,716	(8,436)

108,565,193	19,833,563	3,403,974	335,399,725	75,783,127	334,646,497

136,270,832	14,006,014	38,114,194	359,191,361	123,186,362	345,946,037
87,992,288	73,986,274	359,191,361	—	345,946,037	—

$224,263,120	$87,992,288	$397,305,555	$359,191,361	$469,132,399	$345,946,037

$(3,231)	$(8,258)	$—	$385,217	$—	$179,352

1,750,000	1,150,000	50,000	5,650,000	1,150,000	5,700,000
(350,000)	(850,000)	—	—	—	(50,000)

1,400,000	300,000	50,000	5,650,000	1,150,000	5,650,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 500 Buyback ETF
	Year Ended 6/30/17	For the Period 12/2/15* - 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,782,796	$4,557,985	$108,262	$174,614
Net realized gain (loss)	23,994,986	6,462,367	532,214	(1,005,764)
Net change in unrealized appreciation/depreciation	23,139,947	18,628,383	1,035,113	(204,746)

Net increase (decrease) in net assets resulting from operations	54,917,729	29,648,735	1,675,589	(1,035,896)

Net equalization credits and charges (Note 2)	24,699	45,658	(1,399)	(1,905)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,993,229)	(4,339,058)	(111,367)	(176,917)
Net realized gains	(6,923,104)	—	—	(80,072)

Total distributions to shareholders	(14,916,333)	(4,339,058)	(111,367)	(256,989)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	13,219,684	360,552,240	—	—
Cost of shares redeemed	(6,661,191)	—	(2,409,602)	(4,503,369)
Net income equalization (Note 2)	(24,699)	(45,658)	1,399	1,905

Net increase (decrease) in net assets from beneficial interest transactions	6,533,794	360,506,582	(2,408,203)	(4,501,464)

Voluntary contribution from Adviser (Note 4)	—	—	12,650	—

Net increase (decrease) in net assets during the period	46,559,889	385,861,917	(832,730)	(5,796,254)
Net assets at beginning of period	385,861,917	—	9,231,774	15,028,028

NET ASSETS AT END OF PERIOD	$432,421,806	$385,861,917	$8,399,044	$9,231,774

Undistributed (distribution in excess of) net investment income (loss)	$—	$213,992	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	6,050,000	—	—
Shares redeemed	(100,000)	—	(50,000)	(100,000)

Net increase (decrease)	100,000	6,050,000	(50,000)	(100,000)

*	Inception date.

See accompanying notes to financial statements.

SPDR S&P 500 Growth ETF		SPDR S&P 500 Value ETF		SPDR S&P 500 High Dividend ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	For the Period 10/21/15* - 6/30/16

$11,092,789	$9,739,546	$7,425,478	$5,863,625	$3,743,297	$371,718
56,752,416	11,194,808	25,489,843	300,174	1,364,830	34,910
60,772,360	7,705,820	10,075,212	2,119,006	1,751,428	1,971,840

128,617,565	28,640,174	42,990,533	8,282,805	6,859,555	2,378,468

(97,203)	144,869	(81,327)	50,547	473,616	85,439

(11,457,159)	(10,139,943)	(7,399,483)	(5,927,401)	(4,214,295)	(439,728)
—	—	—	—	(357,797)	—

(11,457,159)	(10,139,943)	(7,399,483)	(5,927,401)	(4,572,092)	(439,728)

165,568,283	190,459,434	127,233,610	19,149,439	136,832,733	34,294,692
(154,336,494)	(54,300,497)	(68,484,476)	(5,086,803)	(3,463,091)	(4,367,727)
97,203	(144,869)	81,327	(50,547)	(473,616)	(85,439)

11,328,992	136,014,068	58,830,461	14,012,089	132,896,026	29,841,526

—	—	—	—	—	—

128,392,195	154,659,168	94,340,184	16,418,040	135,657,105	31,865,705
711,123,160	556,463,992	246,308,046	229,890,006	31,865,705	—

$839,515,355	$711,123,160	$340,648,230	$246,308,046	$167,522,810	$31,865,705

$—	$—	$—	$—	$—	$—

1,500,000	1,950,000	1,150,000	200,000	3,900,000	1,100,000
(1,450,000)	(550,000)	(600,000)	(50,000)	(100,000)	(150,000)

50,000	1,400,000	550,000	150,000	3,800,000	950,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 500 Fossil Fuel Reserves Free ETF		SPDR S&P 1000 ETF
	Year Ended 6/30/17	For the Period 11/30/15* - 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,213,202	$776,055	$2,092,526	$1,160,964
Net realized gain (loss)	975,983	(63,249)	14,874,473	7,778,095
Net change in unrealized appreciation/depreciation	17,672,750	2,326,630	9,496,866	(14,009,881)

Net increase (decrease) in net assets resulting from operations	20,861,935	3,039,436	26,463,865	(5,070,822)

Net equalization credits and charges (Note 2)	64,228	39,449	921	(41,352)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,313,173)	(775,092)	(2,255,542)	(1,181,544)
Net realized gains	(2,281)	—	(871,357)	(2,720,813)

Total distributions to shareholders	(2,315,454)	(775,092)	(3,126,899)	(3,902,357)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	38,877,427	98,063,252	124,792,719	13
Cost of shares redeemed	(5,151,164)	—	(30,543,694)	(28,508,682)
Net income equalization (Note 2)	(64,228)	(39,449)	(921)	41,352

Net increase (decrease) in net assets from beneficial interest transactions	33,662,035	98,023,803	94,248,104	(28,467,317)

Net increase (decrease) in net assets during the period	52,272,744	100,327,596	117,585,991	(37,481,848)
Net assets at beginning of period	100,327,596	—	62,580,120	100,061,968

NET ASSETS AT END OF PERIOD	$152,600,340	$100,327,596	$180,166,111	$62,580,120

Undistributed (distribution in excess of) net investment income (loss)	$—	$1,437	$—	$(26,194)

SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	2,000,000	1,500,000	—
Shares redeemed	(100,000)	—	(350,000)	(350,000)

Net increase (decrease)	600,000	2,000,000	1,150,000	(350,000)

*	Inception date.

See accompanying notes to financial statements.

SPDR S&P 400 Mid Cap Growth ETF		SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 600 Small Cap ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16

$5,450,757	$3,316,759	$5,437,502	$3,120,210	$8,361,933	$5,844,981
25,049,540	4,744,704	33,209,348	(815,055)	71,687,094	21,994,042
43,972,791	(5,027,949)	12,127,020	3,923,607	27,127,943	(26,410,555)

74,473,088	3,033,514	50,773,870	6,228,762	107,176,970	1,428,468

212,210	103,419	195,833	214,770	232,492	102,080

(6,356,534)	(3,696,754)	(6,107,669)	(3,333,384)	(8,538,945)	(6,058,308)
—	(4,000,844)	—	(3,565,591)	(14,212,446)	(8,875,886)

(6,356,534)	(7,697,598)	(6,107,669)	(6,898,975)	(22,751,391)	(14,934,194)

218,423,406	151,560,938	175,711,528	95,155,158	373,247,215	61,124,087
(58,512,368)	(45,476,314)	(81,094,020)	(11,390,315)	(149,571,837)	(15,572,359)
(212,210)	(103,419)	(195,833)	(214,770)	(232,492)	(102,080)

159,698,828	105,981,205	94,421,675	83,550,073	223,442,886	45,449,648

228,027,592	101,420,540	139,283,709	83,094,630	308,100,957	32,046,002
345,259,404	243,838,864	207,341,683	124,247,053	443,391,545	411,345,543

$573,286,996	$345,259,404	$346,625,392	$207,341,683	$751,492,502	$443,391,545

$—	$—	$—	$—	$—	$—

1,650,000	1,250,000	1,950,000	1,200,000	3,100,000	600,000
(450,000)	(400,000)	(850,000)	(150,000)	(1,250,000)	(150,000)

1,200,000	850,000	1,100,000	1,050,000	1,850,000	450,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,054,969	$7,789,937	$13,144,585	$6,756,663
Net realized gain (loss)	82,020,447	18,417,719	68,680,471	21,472,960
Net change in unrealized appreciation/depreciation	97,111,611	(26,898,586)	47,865,029	(18,905,681)

Net increase (decrease) in net assets resulting from operations	190,187,027	(690,930)	129,690,085	9,323,942

Net equalization credits and charges (Note 2)	459,500	215,656	650,003	246,266

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,401,829)	(8,471,086)	(13,808,928)	(6,995,261)
Net realized gains	—	(26,591,181)	(7,226,904)	(19,555,634)

Total distributions to shareholders	(11,401,829)	(35,062,267)	(21,035,832)	(26,550,895)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	465,508,262	240,464,199	462,370,299	178,794,465
Cost of shares redeemed	(31,546,505)	(78,605,223)	(71,013,521)	(52,777,405)
Net income equalization (Note 2)	(459,500)	(215,656)	(650,003)	(246,266)

Net increase (decrease) in net assets from beneficial interest transactions	433,502,257	161,643,320	390,706,775	125,770,794

Net increase (decrease) in net assets during the period	612,746,955	126,105,779	500,011,031	108,790,107
Net assets at beginning of period	686,129,845	560,024,066	501,367,624	392,577,517

NET ASSETS AT END OF PERIOD	$1,298,876,800	$686,129,845	$1,001,378,655	$501,367,624

Undistributed (distribution in excess of) net investment income (loss)	$—	$—	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,300,000	1,350,000	4,000,000	1,850,000
Shares redeemed	(150,000)	(450,000)	(600,000)	(550,000)

Net increase (decrease)	2,150,000	900,000	3,400,000	1,300,000

See accompanying notes to financial statements.

SPDR Global Dow ETF		SPDR Dow Jones REIT ETF		SPDR S&P Bank ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16

$1,839,253	$2,265,415	$57,930,594	$100,468,470	$42,998,711	$45,820,065
3,653,490	746,142	301,552,203	115,730,292	410,793,380	169,474,946
11,693,125	(9,569,583)	(483,321,970)	462,980,430	499,592,674	(638,402,125)

17,185,868	(6,558,026)	(123,839,173)	679,179,192	953,384,765	(423,107,114)

(40,847)	(47,817)	(3,298,579)	961,476	1,416,333	(1,185,765)

(1,891,051)	(2,263,923)	(131,189,242)	(125,941,984)	(44,251,156)	(45,203,374)
—	—	—	—	—	—

(1,891,051)	(2,263,923)	(131,189,242)	(125,941,984)	(44,251,156)	(45,203,374)

3,727,675	—	342,902,864	686,871,203	2,777,698,029	1,965,526,030
(17,358,460)	(12,684,256)	(888,495,057)	(286,617,424)	(2,457,602,293)	(2,479,488,429)
40,847	47,817	3,298,579	(961,476)	(1,416,333)	1,185,765

(13,589,938)	(12,636,439)	(542,293,614)	399,292,303	318,679,403	(512,776,634)

1,664,032	(21,506,205)	(800,620,608)	953,490,987	1,229,229,345	(982,272,887)
86,520,589	108,026,794	3,816,521,363	2,863,030,376	2,041,170,689	3,023,443,576

$88,184,621	$86,520,589	$3,015,900,755	$3,816,521,363	$3,270,400,034	$2,041,170,689

$90,376	$105,152	$—	$—	$2,649,383	$2,177,837

50,000	—	3,600,000	7,650,000	70,900,000	60,550,000
(250,000)	(200,000)	(9,550,000)	(3,200,000)	(62,750,000)	(77,000,000)

(200,000)	(200,000)	(5,950,000)	4,450,000	8,150,000	(16,450,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Insurance ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,086,198	$2,409,006	$13,693,630	$9,676,736
Net realized gain (loss)	(2,427,170)	(11,027,343)	77,743,441	21,710,681
Net change in unrealized appreciation/depreciation	27,326,284	(30,290,925)	85,279,014	(17,155,718)

Net increase (decrease) in net assets resulting from operations	26,985,312	(38,909,262)	176,716,085	14,231,699

Net equalization credits and charges (Note 2)	51,197	222,972	460,209	230,778

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,105,865)	(2,749,331)	(14,009,611)	(9,742,845)
Net realized gains	—	—	—	—

Total distributions to shareholders	(2,105,865)	(2,749,331)	(14,009,611)	(9,742,845)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	24,583,931	52,586,822	717,915,388	677,032,936
Cost of shares redeemed	(31,345,568)	(103,339,310)	(589,089,065)	(465,442,597)
Net income equalization (Note 2)	(51,197)	(222,972)	(460,209)	(230,778)

Net increase (decrease) in net assets from beneficial interest transactions	(6,812,834)	(50,975,460)	128,366,114	211,359,561

Voluntary contribution from Adviser (Note 4)	—	—	—	—

Net increase (decrease) in net assets during the period	18,117,810	(92,411,081)	291,532,797	216,079,193
Net assets at beginning of period	84,997,928	177,409,009	594,003,018	377,923,825

NET ASSETS AT END OF PERIOD	$103,115,738	$84,997,928	$885,535,815	$594,003,018

Undistributed (distribution in excess of) net investment income (loss)	$—	$—	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	550,000	1,350,000	8,900,000	9,600,000
Shares redeemed	(800,000)	(2,500,000)	(7,200,000)	(6,800,000)

Net increase (decrease)	(250,000)	(1,150,000)	1,700,000	2,800,000

(a)	On September 8, 2015, the SPDR Morgan Stanley Technology ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P Regional Banking ETF		SPDR Morgan Stanley Technology ETF		SPDR S&P Dividend ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16 (a)	Year Ended 6/30/17	Year Ended 6/30/16

$45,715,555	$42,209,053	$5,089,146	$4,250,630	$314,401,416	$334,323,209
691,365,863	(244,333,339)	22,559,458	25,994,641	900,539,719	839,688,675
114,884,653	(222,548,155)	167,206,535	(7,102,498)	145,905,981	817,082,036

851,966,071	(424,672,441)	194,855,139	23,142,773	1,360,847,116	1,991,093,920

2,373,571	354,237	16,268	8,261	897,479	1,489,698

(47,609,991)	(43,313,492)	(5,082,232)	(4,299,227)	(385,503,146)	(337,678,886)
—	—	—	—	(103,446,599)	(448,199,837)

(47,609,991)	(43,313,492)	(5,082,232)	(4,299,227)	(488,949,745)	(785,878,723)

11,990,996,190	6,915,682,618	60,922,725	71,074,568	1,964,273,663	1,954,488,107
(10,559,483,326)	(7,588,199,300)	(28,535,569)	(13,060,754)	(1,367,545,559)	(2,075,657,825)
(2,373,571)	(354,237)	(16,268)	(8,261)	(897,479)	(1,489,698)

1,429,139,293	(672,870,919)	32,370,888	58,005,553	595,830,625	(122,659,416)

—	—	—	512,060	—	—

2,235,868,944	(1,140,502,615)	222,160,063	77,369,420	1,468,625,475	1,084,045,479
1,615,032,907	2,755,535,522	489,476,965	412,107,545	14,009,561,240	12,925,515,761

$3,850,901,851	$1,615,032,907	$711,637,028	$489,476,965	$15,478,186,715	$14,009,561,240

$(31,571)	$—	$6,914	$—	$—	$—

239,050,000	172,900,000	950,000	1,350,000	23,050,000	25,050,000
(211,000,000)	(193,300,000)	(475,000)	(250,000)	(15,950,000)	(27,650,000)

28,050,000	(20,400,000)	475,000	1,100,000	7,100,000	(2,600,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Aerospace & Defense ETF		SPDR S&P Biotech ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)	Year Ended 6/30/17	Year Ended 6/30/16 (b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,762,300	$1,179,742	$8,225,676	$9,503,924
Net realized gain (loss)	35,846,079	5,991,111	421,588,128	(532,601,135)
Net change in unrealized appreciation/depreciation	44,383,125	(6,135,405)	463,721,475	(480,371,832)

Net increase (decrease) in net assets resulting from operations	83,991,504	1,035,448	893,535,279	(1,003,469,043)

Net equalization credits and charges (Note 2)	1,283,370	1,388	(11,857)	(256,280)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,995,351)	(1,208,373)	(7,721,596)	(9,602,797)
Net realized gains	—	(2,266,620)	—	—

Total distributions to shareholders	(4,995,351)	(3,474,993)	(7,721,596)	(9,602,797)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	632,411,419	96,204,024	11,191,609,492	9,862,806,087
Cost of shares redeemed	(241,889,299)	(72,194,674)	(10,402,287,279)	(9,726,381,392)
Net income equalization (Note 2)	(1,283,370)	(1,388)	11,857	256,280

Net increase (decrease) in net assets from beneficial interest transactions	389,238,750	24,007,962	789,334,070	136,680,975

Net increase (decrease) in net assets during the period	469,518,273	21,569,805	1,675,135,896	(876,647,145)
Net assets at beginning of period	181,497,371	159,927,566	1,873,832,757	2,750,479,902

NET ASSETS AT END OF PERIOD	$651,015,644	$181,497,371	$3,548,968,653	$1,873,832,757

Undistributed (distribution in excess of) net investment income (loss)	$—	$—	$504,080	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	9,800,000	1,800,000	170,400,000	160,350,000
Shares redeemed	(3,800,000)	(1,350,000)	(159,000,000)	(158,450,000)

Net increase (decrease)	6,000,000	450,000	11,400,000	1,900,000

(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	On September 8, 2015, the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(d)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P Health Care Equipment ETF		SPDR S&P Health Care Services ETF		SPDR S&P Homebuilders ETF
Year Ended 6/30/17	Year Ended 6/30/16 (c)	Year Ended 6/30/17	Year Ended 6/30/16 (d)	Year Ended 6/30/17	Year Ended 6/30/16

$75,610	$136,756	$294,009	$497,012	$8,438,217	$9,559,963
12,909,851	3,981,204	372,875	(625,130)	59,330,261	(88,503,871)
8,308,030	(1,260,733)	6,381,459	(20,862,192)	88,380,115	(105,426,456)

21,293,491	2,857,227	7,048,343	(20,990,310)	156,148,593	(184,370,364)

(3,144)	889	(69,436)	(6,462)	(122,177)	(67,491)

(75,708)	(143,788)	(263,822)	(450,122)	(8,085,232)	(9,451,690)
—	(3,538,969)	—	(1,474,070)	—	—

(75,708)	(3,682,757)	(263,822)	(1,924,192)	(8,085,232)	(9,451,690)

107,164,680	11,295,091	20,471,659	180,588,036	1,355,368,648	2,825,613,988
(34,819,961)	(10,131,700)	(194,884,555)	(70,760,745)	(1,691,726,795)	(3,148,660,928)
3,144	(889)	69,436	6,462	122,177	67,491

72,347,863	1,162,502	(174,343,460)	109,833,753	(336,235,970)	(322,979,449)

93,562,502	337,861	(167,628,375)	86,912,789	(188,294,786)	(516,868,994)
47,364,467	47,026,606	283,541,646	196,628,857	1,240,151,388	1,757,020,382

$140,926,969	$47,364,467	$115,913,271	$283,541,646	$1,051,856,602	$1,240,151,388

$—	$2,050	$138,840	$108,653	$826,386	$473,401

2,000,000	250,000	350,000	3,200,000	38,600,000	81,500,000
(700,000)	(250,000)	(3,500,000)	(1,250,000)	(48,250,000)	(92,550,000)

1,300,000	—	(3,150,000)	1,950,000	(9,650,000)	(11,050,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Internet ETF		SPDR S&P Metals & Mining ETF
	Year Ended 6/30/17	For the Period 6/27/16* - 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,889)	$(144)	$6,274,087	$7,085,892
Net realized gain (loss)	958,530	—	192,039,436	(82,505,959)
Net change in unrealized appreciation/depreciation	324,131	265,422	(63,243,487)	159,825,656

Net increase (decrease) in net assets resulting from operations	1,278,772	265,278	135,070,036	84,405,589

Net equalization credits and charges (Note 2)	1,482	—	(175,901)	1,633,453

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(6,288,840)	(8,480,326)
Net realized gains	(106,539)	—	—	—

Total distributions to shareholders	(106,539)	—	(6,288,840)	(8,480,326)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	5,000,000	3,533,726,861	2,827,085,418
Cost of shares redeemed	(3,067,661)	—	(3,635,851,656)	(2,504,085,459)
Net income equalization (Note 2)	(1,482)	—	175,901	(1,633,453)

Net increase (decrease) in net assets from beneficial interest transactions	(3,069,143)	5,000,000	(101,948,894)	321,366,506

Net increase (decrease) in net assets during the period	(1,895,428)	5,265,278	26,656,401	398,925,222
Net assets at beginning of period	5,265,278	—	665,427,741	266,502,519

NET ASSETS AT END OF PERIOD	$3,369,850	$5,265,278	$692,084,142	$665,427,741

Undistributed (distribution in excess of) net investment income (loss)	$—	$—	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	121,150,000	139,250,000
Shares redeemed	(50,000)	—	(125,350,000)	(122,900,000)

Net increase (decrease)	(50,000)	100,000	(4,200,000)	16,350,000

*	Inception date.
(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P Oil & Gas Equipment & Services ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Pharmaceuticals ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16 (a)

$1,406,207	$2,836,357	$16,665,064	$22,521,806	$2,806,396	$3,602,880
(33,453,388)	(74,371,512)	109,144,080	(437,416,051)	(21,549,223)	(39,294,533)
(41,746,750)	3,452,497	(316,517,129)	110,037,033	31,979,080	(238,927,254)

(73,793,931)	(68,082,658)	(190,707,985)	(304,857,212)	13,236,253	(274,618,907)

(9,697)	67,727	1,180,947	770,260	(37,519)	(24,080)

(1,389,837)	(2,988,892)	(17,735,760)	(23,739,194)	(2,940,521)	(3,327,538)
—	—	—	—	—	(43,524,180)

(1,389,837)	(2,988,892)	(17,735,760)	(23,739,194)	(2,940,521)	(46,851,718)

275,950,475	196,518,766	17,135,095,638	11,451,716,777	275,022,411	498,858,302
(181,707,179)	(132,692,986)	(16,550,626,114)	(10,600,594,203)	(339,601,028)	(803,536,258)
9,697	(67,727)	(1,180,947)	(770,260)	37,519	24,080

94,252,993	63,758,053	583,288,577	850,352,314	(64,541,098)	(304,653,876)

19,059,528	(7,245,770)	376,025,779	522,526,168	(54,282,885)	(626,148,581)
238,940,519	246,186,289	1,943,139,502	1,420,613,334	508,393,068	1,134,541,649

$258,000,047	$238,940,519	$2,319,165,281	$1,943,139,502	$454,110,183	$508,393,068

$—	$—	$—	$—	$141,207	$275,332

13,350,000	10,500,000	462,700,000	348,300,000	6,600,000	11,150,000
(9,450,000)	(7,200,000)	(445,850,000)	(322,850,000)	(8,200,000)	(17,200,000)

3,900,000	3,300,000	16,850,000	25,450,000	(1,600,000)	(6,050,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)	Year Ended 6/30/17	Year Ended 6/30/16 (b)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,140,056	$8,793,042	$2,003,240	$1,260,637
Net realized gain (loss)	(37,329,616)	(129,584,817)	57,632,794	(1,679,758)
Net change in unrealized appreciation/depreciation	16,357,714	(17,017,571)	21,843,017	(6,228,912)

Net increase (decrease) in net assets resulting from operations	(13,831,846)	(137,809,346)	81,479,051	(6,648,033)

Net equalization credits and charges (Note 2)	(1,034,460)	95,167	(45,013)	61,366

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,983,739)	(8,889,779)	(1,905,198)	(1,263,058)
Net realized gains	—	—	—	—

Total distributions to shareholders	(5,983,739)	(8,889,779)	(1,905,198)	(1,263,058)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	9,295,238,636	7,855,105,487	340,878,607	239,912,003
Cost of shares redeemed	(9,322,642,664)	(8,391,312,302)	(304,546,406)	(255,913,154)
Net income equalization (Note 2)	1,034,460	(95,167)	45,013	(61,366)

Net increase (decrease) in net assets from beneficial interest transactions	(26,369,568)	(536,301,982)	36,377,214	(16,062,517)

Net increase (decrease) in net assets during the period	(47,219,613)	(682,905,940)	115,906,054	(23,912,242)
Net assets at beginning of period	491,026,892	1,173,932,832	195,691,680	219,603,922

NET ASSETS AT END OF PERIOD	$443,807,279	$491,026,892	$311,597,734	$195,691,680

Undistributed (distribution in excess of) net investment income (loss)	$1,147,972	$—	$—	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	213,350,000	176,600,000	6,050,000	5,600,000
Shares redeemed	(214,150,000)	(188,700,000)	(5,400,000)	(6,300,000)

Net increase (decrease)	(800,000)	(12,100,000)	650,000	(700,000)

*	Inception date.
(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The capital stock activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(c)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P Software & Services ETF		SPDR S&P Technology Hardware ETF		SPDR S&P Telecom ETF
Year Ended 6/30/17	Year Ended 6/30/16 (c)	Year Ended 6/30/17	For the Period 6/27/16* - 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16

$388,922	$238,095	$34,986	$2,143	$786,347	$389,282
2,127,901	1,778,673	1,287,846	—	2,764,925	(4,977,727)
8,979,512	(2,713,329)	417,959	321,132	2,844,364	3,900,105

11,496,335	(696,561)	1,740,791	323,275	6,395,636	(688,340)

8,927	(1,031)	484	—	33,998	(50,898)

(401,679)	(231,075)	(34,636)	—	(759,502)	(350,399)
—	(92,191)	(98,112)	—	—	—

(401,679)	(323,266)	(132,748)	—	(759,502)	(350,399)

5,728,762	5,160,077	—	5,000,000	65,830,764	11,169,208
(2,915,267)	(9,766,909)	(3,330,041)	—	(17,304,967)	(58,618,547)
(8,927)	1,031	(484)	—	(33,998)	50,898

2,804,568	(4,605,801)	(3,330,525)	5,000,000	48,491,799	(47,398,441)

13,908,151	(5,626,659)	(1,721,998)	5,323,275	54,161,931	(48,488,078)
45,541,579	51,168,238	5,323,275	—	23,355,083	71,843,161

$59,449,730	$45,541,579	$3,601,277	$5,323,275	$77,517,014	$23,355,083

$—	$—	$2,493	$2,143	$—	$—

100,000	100,000	—	100,000	950,000	200,000
(50,000)	(200,000)	(50,000)	—	(250,000)	(1,050,000)

50,000	(100,000)	(50,000)	100,000	700,000	(850,000)

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P Transportation ETF		SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,543,385	$1,551,772	$142,323	$141,197
Net realized gain (loss)	14,633,574	(20,053,457)	(40,550)	1,340,848
Net change in unrealized appreciation/depreciation	30,067,634	(12,973,576)	840,068	(2,126,444)

Net increase (decrease) in net assets resulting from operations	46,244,593	(31,475,261)	941,841	(644,399)

Net equalization credits and charges (Note 2)	44,622	(50,287)	(1,082)	(3,679)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,570,306)	(1,477,795)	(140,557)	(143,213)
Net realized gains	—	(1,036,480)	—	(155,007)

Total distributions to shareholders	(1,570,306)	(2,514,275)	(140,557)	(298,220)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	138,309,794	81,619,618	4,482,464	—
Cost of shares redeemed	(170,328,950)	(245,862,556)	—	(7,616,947)
Net income equalization (Note 2)	(44,622)	50,287	1,082	3,679

Net increase (decrease) in net assets from beneficial interest transactions	(32,063,778)	(164,192,651)	4,483,546	(7,613,268)

Net increase (decrease) in net assets during the period	12,655,131	(198,232,474)	5,283,748	(8,559,566)
Net assets at beginning of period	170,162,931	368,395,405	3,944,360	12,503,926

NET ASSETS AT END OF PERIOD	$182,818,062	$170,162,931	$9,228,108	$3,944,360

Undistributed (distribution in excess of) net investment income (loss)	$—	$73,973	$1,144	$—

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,700,000	1,800,000	50,000	—
Shares redeemed	(3,300,000)	(5,500,000)	—	(100,000)

Net increase (decrease)	(600,000)	(3,700,000)	50,000	(100,000)

(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

See accompanying notes to financial statements.

SPDR S&P 1500 Momentum Tilt ETF		SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16

$332,307	$284,929	$1,695,018	$997,417	$3,567,865	$1,261,643
1,134,131	733,454	5,440,084	887,076	14,906,340	(460,418)
694,894	(277,485)	718,790	4,218,369	7,921,641	1,985,193

2,161,332	740,898	7,853,892	6,102,862	26,395,846	2,786,418

17,227	(6,430)	(16,181)	133,968	616,448	127,801

(359,064)	(280,813)	(1,732,685)	(1,112,273)	(4,738,803)	(1,311,049)
—	—	(76,050)	(159,339)	(580,020)	(51,892)

(359,064)	(280,813)	(1,808,735)	(1,271,612)	(5,318,823)	(1,362,941)

5,115,111	8,344,674	24,396,545	37,971,952	133,617,165	29,971,841
(4,745,363)	(8,276,337)	(20,650,488)	(3,896,097)	(9,022,098)	—
(17,227)	6,430	16,181	(133,968)	(616,448)	(127,801)

352,521	74,767	3,762,238	33,941,887	123,978,619	29,844,040

2,172,016	528,422	9,791,214	38,907,105	145,672,090	31,395,318
18,139,218	17,610,796	67,869,494	28,962,389	66,044,687	34,649,369

$20,311,234	$18,139,218	$77,660,708	$67,869,494	$211,716,777	$66,044,687

$75,204	$103,898	$—	$—	$(586)	$85,004

50,000	100,000	300,000	500,000	1,550,000	400,000
(50,000)	(100,000)	(250,000)	(50,000)	(100,000)	—

—	—	50,000	450,000	1,450,000	400,000

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR MSCI USA StrategicFactors ETF		SPDR Wells Fargo Preferred Stock ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$377,875	$109,614	$28,853,127	$21,543,846
Net realized gain (loss)	71,768	32,544	(1,549,896)	517,784
Net change in unrealized appreciation/depreciation	1,790,801	284,607	(11,850,067)	24,937,978

Net increase (decrease) in net assets resulting from operations	2,240,444	426,765	15,453,164	46,999,608

Net equalization credits and charges (Note 2)	60,185	607	(165,724)	997,816

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(429,512)	(112,081)	(29,136,996)	(22,024,573)
Net realized gains	—	(622)	—	—

Total distributions to shareholders	(429,512)	(112,703)	(29,136,996)	(22,024,573)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	33,871,243	2,986,792	93,714,848	283,774,755
Cost of shares redeemed	—	(3,001,542)	(107,835,651)	(35,672,770)
Net income equalization (Note 2)	(60,185)	(607)	165,724	(997,816)

Net increase (decrease) in net assets from beneficial interest transactions	33,811,058	(15,357)	(13,955,079)	247,104,169

Net increase (decrease) in net assets during the period	35,682,175	299,312	(27,804,635)	273,077,020
Net assets at beginning of period	6,156,955	5,857,643	565,508,269	292,431,249

NET ASSETS AT END OF PERIOD	$41,839,130	$6,156,955	$537,703,634	$565,508,269

Undistributed (distribution in excess of) net investment income (loss)	$—	$—	$927,996	$815,652

SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	50,000	2,050,000	6,350,000
Shares redeemed	—	(50,000)	(2,400,000)	(800,000)

Net increase (decrease)	500,000	—	(350,000)	5,550,000

*	Inception date.

See accompanying notes to financial statements.

SPDR FactSet Innovative Technology ETF		SPDR SSGA Gender Diversity Index ETF
Year Ended 6/30/17	For the Period 1/13/16* - 6/30/16	Year Ended 6/30/17	For the Period 3/7/16* - 6/30/16

$(6,203)	$(2,825)	$5,528,126	$1,476,935
1,606,418	46,573	13,941,557	202,903
317,451	439,530	17,723,255	14,942,736

1,917,666	483,278	37,192,938	16,622,574

23,316	—	30,556	177,006

(57,442)	—	(5,599,120)	(1,506,750)
(161,726)	—	(12,940,545)	—

(219,168)	—	(18,539,665)	(1,506,750)

9,269,979	5,000,000	32,715,910	258,152,784
(9,469,092)	—	—	(3,159,805)
(23,316)	—	(30,556)	(177,006)

(222,429)	5,000,000	32,685,354	254,815,973

1,499,385	5,483,278	51,369,183	270,108,803
5,483,278	—	270,108,803	—

$6,982,663	$5,483,278	$321,477,986	$270,108,803

$(15,255)	$(2,825)	$—	$—

150,000	100,000	500,000	4,350,000
(150,000)	—	—	(50,000)

—	100,000	500,000	4,300,000

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Russell 3000 ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$155.29	$154.98	$147.69	$120.30		$101.45

Income (loss) from investment operations:
Net investment income (loss) (a)	3.21	3.08	2.71	2.53		2.25
Net realized and unrealized gain (loss) (b)	25.15	0.44	8.56	27.38		18.83

Total from investment operations	28.36	3.52	11.27	29.91		21.08

Net equalization credits and charges (a)	(0.04)	(0.08)	(0.73)	(0.00	)(c)	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(3.24)	(3.13)	(3.25)	(2.52)		(2.23)

Net asset value, end of period	$180.37	$155.29	$154.98	$147.69		$120.30

Total return (d)	18.37%	2.34%	7.17%	25.02%		20.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$414,853	$341,640	$247,978	$612,924		$499,249
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.11%	0.10%		0.20%
Net investment income (loss)	1.90%	2.04%	1.79%	1.87%		2.03%
Portfolio turnover rate (e)	3%	4%	3%	19%		1%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$98.10	$97.38	$92.46	$75.29		$63.75

Income (loss) from investment operations:
Net investment income (loss) (a)	2.07	1.98	1.82	1.63		1.46
Net realized and unrealized gain (loss) (b)	15.33	0.68	4.82	17.17		11.56

Total from investment operations	17.40	2.66	6.64	18.80		13.02

Net equalization credits and charges (a)	0.06	0.06	0.09	(0.00	)(c)	(0.01)

Distributions to shareholders from:
Net investment income	(2.11)	(2.00)	(1.81)	(1.63)		(1.47)

Net asset value, end of period	$113.45	$98.10	$97.38	$92.46		$75.29

Total return (d)	17.94%	2.90%	7.31%	25.14%		20.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$147,491	$93,191	$73,036	$46,230		$37,646
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.11%	0.11%		0.20%
Net investment income (loss)	1.94%	2.08%	1.89%	1.92%		2.11%
Portfolio turnover rate (e)	4%	5%	3%	8%		6%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 2000 ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 7/8/13* - 6/30/14
Net asset value, beginning of period	$67.69	$73.99	$70.93	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.15	1.12	1.02	0.95
Net realized and unrealized gain (loss) (b)	15.35	(6.01)	3.36	10.77

Total from investment operations	16.50	(4.89)	4.38	11.72

Net equalization credits and charges (a)	0.08	0.08	0.13	0.06

Distributions to shareholders from:
Net investment income	(1.21)	(1.13)	(1.15)	(0.83)
Net realized gains	—	(0.36)	(0.30)	(0.02)

Total distributions	(1.21)	(1.49)	(1.45)	(0.85)

Net asset value, end of period	$83.06	$67.69	$73.99	$70.93

Total return (c)	24.59%	(6.45)%	6.43%	19.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$224,263	$87,992	$73,986	$53,198
Ratios to average net assets:
Total expenses	0.10%	0.12%	0.12%	0.12	%(d)
Net investment income (loss)	1.47%	1.68%	1.44%	1.42	%(d)
Portfolio turnover rate (e)	20%	18%	17%	19	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$63.57	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	2.08	1.21
Net realized and unrealized gain (loss) (b)	8.30	3.48

Total from investment operations	10.38	4.69

Net equalization credits and charges (a)	0.00 (c)	0.01

Distributions to shareholders from:
Net investment income.	(2.15)	(1.13)
Net realized gains	(2.10)	—

Total distributions	(4.25)	(1.13)

Net asset value, end of period	$69.70	$63.57

Total return (d)	16.61%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$397,306	$359,191
Ratios to average net assets:
Total expenses.	0.20%	0.20	%(e)
Net investment income (loss)	3.06%	3.50	%(e)
Portfolio turnover rate (f)	42%	44	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$61.23	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.11	0.65
Net realized and unrealized gain (loss) (b)	7.80	1.19

Total from investment operations	8.91	1.84

Net equalization credits and charges (a)	0.00 (c)	0.00	(c)

Distributions to shareholders from:
Net investment income	(1.15)	(0.61)

Net asset value, end of period	$68.99	$61.23

Total return (d)	14.66%	3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$469,132	$345,946
Ratios to average net assets:
Total expenses	0.20%	0.20	%(e)
Net investment income (loss)	1.70%	1.91	%(e)
Portfolio turnover rate (f)	101%	55	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/17	For the Period 12/3/15* - 6/30/16
Net asset value, beginning of period	$63.78	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	0.79
Net realized and unrealized gain (loss) (b)	7.69	3.73

Total from investment operations	8.95	4.52

Net equalization credits and charges (a)	0.00 (c)	0.01

Distributions to shareholders from:
Net investment income.	(1.29)	(0.75)
Net realized gains	(1.13)	—

Total distributions	(2.42)	(0.75)

Net asset value, end of period	$70.31	$63.78

Total return (d)	14.27%	7.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$432,422	$385,862
Ratios to average net assets:
Total expenses.	0.20%	0.20	%(e)
Net investment income (loss)	1.88%	2.28	%(e)
Portfolio turnover rate (f)	37%	68	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Buyback ETF
	Year Ended 6/30/17		Year Ended 6/30/16	For the Period 2/4/15* - 6/30/15
Net asset value, beginning of period	$46.16		$50.09	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.71		0.78	0.26
Net realized and unrealized gain (loss) (b)	9.79		(3.50)	—

Total from investment operations	10.50		(2.72)	0.26

Net equalization credits and charges (a)	(0.01)		(0.01)	0.07

Distributions to shareholders from:
Net investment income	(0.74)		(0.80)	(0.24)
Net realized gains.	—		(0.40)	—

Total distributions	(0.74)		(1.20)	(0.24)

Voluntary contribution from Adviser	0.08		—	—

Net asset value, end of period	$55.99		$46.16	$50.09

Total return (c)	23.02	%(d)	(5.43)%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,399		$9,232	$15,028
Ratios to average net assets:
Total expenses	0.35%		0.35%	0.35	%(e)
Net investment income (loss)	1.36%		1.65%	1.28	%(e)
Portfolio turnover rate (f)	97%		98%	18	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2017, the total return would have remained 22.82%. See Note 4.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Growth ETF
	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$100.87		$98.49	$90.95	$72.83	$63.63

Income (loss) from investment operations:
Net investment income (loss) (a)	1.66		1.57	1.45	1.28	1.25
Net realized and unrealized gain (loss) (b)	17.45	(c)	2.40	7.48	18.08	9.19

Total from investment operations	19.11		3.97	8.93	19.36	10.44

Net equalization credits and charges (a)	(0.01)		0.02	0.04	0.05	(0.01)

Distributions to shareholders from:
Net investment income	(1.73)		(1.61)	(1.43)	(1.29)	(1.23)

Net asset value, end of period	$118.24		$100.87	$98.49	$90.95	$72.83

Total return (d)	19.07	%(c)	4.12%	9.90%	26.78%	16.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$839,515		$711,123	$556,464	$427,451	$247,627
Ratios to average net assets:
Total expenses	0.15%		0.15%	0.18%	0.20%	0.20%
Net investment income (loss)	1.52%		1.59%	1.51%	1.54%	1.83%
Portfolio turnover rate (e)	20%		23%	22%	23%	26%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Value ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$100.50	$99.92	$97.95	$82.26	$67.63

Income (loss) from investment operations:
Net investment income (loss) (a)	2.61	2.52	2.32	2.04	1.85
Net realized and unrealized gain (loss) (b)	13.07	0.56	1.93	15.67	14.66

Total from investment operations	15.68	3.08	4.25	17.71	16.51

Net equalization credits and charges (a)	(0.03)	0.02	0.05	(0.02)	0.03

Distributions to shareholders from:
Net investment income	(2.63)	(2.52)	(2.33)	(2.00)	(1.91)

Net asset value, end of period	$113.52	$100.50	$99.92	$97.95	$82.26

Total return (c)	15.70%	3.29%	4.40%	21.67%	24.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$340,648	$246,308	$229,890	$205,773	$156,368
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.18%	0.20%	0.20%
Net investment income (loss)	2.40%	2.61%	2.31%	2.26%	2.45%
Portfolio turnover rate (d)	21%	24%	24%	23%	30%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 High Dividend ETF
	Year Ended 6/30/17	For the Period 10/22/15* - 6/30/16
Net asset value, beginning of period	$33.54	$30.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.40	0.98
Net realized and unrealized gain (loss) (b)	1.72	3.26

Total from investment operations.	3.12	4.24

Net equalization credits and charges (a)	0.18	0.23

Distributions to shareholders from:
Net investment income	(1.41)	(0.93)
Net realized gains	(0.16)	—

Total distributions	(1.57)	(0.93)

Net asset value, end of period	$35.27	$33.54

Total return (c)	9.94%	15.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$167,523	$31,866
Ratios to average net assets:
Total expenses	0.12%	0.12	%(d)
Net investment income (loss)	4.00%	4.50	%(d)
Portfolio turnover rate (e)	40%	23	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/17		For the Period 12/1/15* - 6/30/16
Net asset value, beginning of period	$50.16		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.02		0.58
Net realized and unrealized gain (loss) (b)	8.52		0.11

Total from investment operations.	9.54		0.69

Net equalization credits and charges (a)	0.03		0.03

Distributions to shareholders from:
Net investment income	(1.04)		(0.56)
Net realized gains	(0.00	)(c)	—

Total distributions	(1.04)		(0.56)

Net asset value, end of period	$58.69		$50.16

Total return (d)	19.22%		1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$152,600		$100,328
Ratios to average net assets:
Total expenses	0.25%		0.25	%(e)
Net expenses	0.20%		0.20	%(e)
Net investment income (loss)	1.86%		2.05	%(e)
Portfolio turnover rate (f)	4%		6	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 1000 ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$78.23	$87.01	$86.75	$76.01	$61.65

Income (loss) from investment operations:
Net investment income (loss) (a)	1.26	1.24	1.17	1.14	1.18
Net realized and unrealized gain (loss) (b)	14.79	(5.82)	3.85	18.59	14.85

Total from investment operations	16.05	(4.58)	5.02	19.73	16.03

Net equalization credits and charges (a)	—	(0.04)	0.04	(0.05)	0.00 (c)

Distributions to shareholders from:
Net investment income	(1.39)	(1.30)	(1.17)	(1.13)	(1.19)
Net realized gains	(0.50)	(2.86)	(3.63)	(7.81)	(0.48)

Total distributions	(1.89)	(4.16)	(4.80)	(8.94)	(1.67)

Net asset value, end of period	$92.39	$78.23	$87.01	$86.75	$76.01

Total return (d)	20.65%	(5.20)%	6.03%	26.70%	26.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$180,166	$62,580	$100,062	$78,077	$95,008
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.10%	0.11%	0.25%
Net investment income (loss)	1.44%	1.57%	1.36%	1.37%	1.71%
Portfolio turnover rate (e)	37%	16%	17%	75%	29%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$123.31	$125.05	$116.83	$95.79	$78.68

Income (loss) from investment operations:
Net investment income (loss) (a)	1.53	1.35	1.26	0.89	0.94
Net realized and unrealized gain (loss) (b)	20.16	(0.19)	9.05	21.02	17.14

Total from investment operations	21.69	1.16	10.31	21.91	18.08

Net equalization credits and charges (a)	0.06	0.04	0.03	0.02	0.04

Distributions to shareholders from:
Net investment income	(1.74)	(1.46)	(1.27)	(0.89)	(1.01)
Net realized gains	—	(1.48)	(0.85)	—	—

Total distributions	(1.74)	(2.94)	(2.12)	(0.89)	(1.01)

Net asset value, end of period	$143.32	$123.31	$125.05	$116.83	$95.79

Total return (c)	17.74%	1.07%	8.92%	22.94%	22.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$573,287	$345,259	$243,839	$175,250	$91,003
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.21%	0.25%	0.25%
Net investment income (loss)	1.14%	1.13%	1.04%	0.82%	1.07%
Portfolio turnover rate (d)	54%	55%	53%	43%	43%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$82.94	$85.69	$86.27	$68.97	$55.54

Income (loss) from investment operations:
Net investment income (loss) (a)	1.59	1.60	1.39	1.31	1.23
Net realized and unrealized gain (loss) (b)	13.44	(1.02)	1.48	17.19	13.39

Total from investment operations	15.03	0.58	2.87	18.50	14.62

Net equalization credits and charges (a)	0.06	0.11	(0.04)	0.04	0.07

Distributions to shareholders from:
Net investment income	(1.75)	(1.61)	(1.38)	(1.23)	(1.26)
Net realized gains	—	(1.83)	(2.03)	(0.01)	—

Total distributions	(1.75)	(3.44)	(3.41)	(1.24)	(1.26)

Net asset value, end of period	$96.28	$82.94	$85.69	$86.27	$68.97

Total return (c)	18.31%	1.13%	3.31%	27.04%	26.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$346,625	$207,342	$124,247	$112,157	$48,282
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.21%	0.25%	0.25%
Net investment income (loss)	1.73%	2.02%	1.62%	1.67%	1.94%
Portfolio turnover rate (d)	51%	40%	44%	36%	33%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$104.33	$108.25	$105.40	$86.83	$70.53

Income (loss) from investment operations:
Net investment income (loss) (a)	1.57	1.45	1.34	1.11	1.19
Net realized and unrealized gain (loss) (b)	21.60	(1.76)	5.46	20.68	16.31

Total from investment operations	23.17	(0.31)	6.80	21.79	17.50

Net equalization credits and charges (a)	0.04	0.03	(0.03)	0.00 (c)	0.01

Distributions to shareholders from:
Net investment income	(1.53)	(1.48)	(1.39)	(1.09)	(1.21)
Net realized gains	(2.81)	(2.16)	(2.53)	(2.13)	—

Total distributions	(4.34)	(3.64)	(3.92)	(3.22)	(1.21)

Net asset value, end of period	$123.20	$104.33	$108.25	$105.40	$86.83

Total return (d)	22.35%	(0.10)%	6.55%	25.23%	24.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$751,493	$443,392	$411,346	$426,877	$316,922
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.18%	0.20%	0.20%
Net investment income (loss)	1.33%	1.44%	1.28%	1.12%	1.52%
Portfolio turnover rate (e)	22%	25%	16%	18%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$178.22	$189.84	$181.62	$145.80	$121.07

Income (loss) from investment operations:
Net investment income (loss) (a)	2.19	2.27	1.91	1.24	1.57
Net realized and unrealized gain (loss) (b)	38.14	(3.94)	14.55	35.70	24.73

Total from investment operations	40.33	(1.67)	16.46	36.94	26.30

Net equalization credits and charges (a)	0.09	0.06	0.09	0.05	0.05

Distributions to shareholders from:
Net investment income	(2.16)	(2.41)	(1.87)	(1.10)	(1.62)
Net realized gains	—	(7.60)	(6.46)	(0.07)	—

Total distributions	(2.16)	(10.01)	(8.33)	(1.17)	(1.62)

Net asset value, end of period	$216.48	$178.22	$189.84	$181.62	$145.80

Total return (c)	22.75%	(0.73)%	9.40%	25.40%	21.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,298,877	$686,130	$560,024	$399,562	$226,000
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.20%	0.25%	0.25%
Net investment income (loss)	1.08%	1.29%	1.06%	0.73%	1.19%
Portfolio turnover rate (d)	59%	57%	49%	54%	45%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$100.25	$106.07	$110.22	$89.75	$71.24

Income (loss) from investment operations:
Net investment income (loss) (a)	1.85	1.58	1.62	1.47	1.37
Net realized and unrealized gain (loss) (b)	19.81	(1.45)	2.15	20.92	18.57

Total from investment operations	21.66	0.13	3.77	22.39	19.94

Net equalization credits and charges (a)	0.09	0.06	0.05	0.04	(0.02)

Distributions to shareholders from:
Net investment income	(1.82)	(1.57)	(1.68)	(1.41)	(1.41)
Net realized gains	(0.98)	(4.44)	(6.29)	(0.55)	—

Total distributions	(2.80)	(6.01)	(7.97)	(1.96)	(1.41)

Net asset value, end of period	$119.20	$100.25	$106.07	$110.22	$89.75

Total return (c)	21.76%	0.56%	3.50%	25.09%	28.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,001,379	$501,368	$392,578	$308,732	$170,652
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.21%	0.25%	0.25%
Net investment income (loss)	1.61%	1.63%	1.52%	1.43%	1.72%
Portfolio turnover rate (d)	53%	48%	42%	41%	39%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$64.07	$69.67	$72.15	$58.79	$51.21

Income (loss) from investment operations:
Net investment income (loss) (a)	1.54	1.55	1.65	1.77	1.41
Net realized and unrealized gain (loss) (b)	12.69	(5.53)	(2.55)	13.34	7.67

Total from investment operations	14.23	(3.98)	(0.90)	15.11	9.08

Net equalization credits and charges (a)	(0.03)	(0.03)	(0.01)	0.02	(0.06)

Distributions to shareholders from:
Net investment income	(1.62)	(1.59)	(1.57)	(1.77)	(1.44)

Net asset value, end of period	$76.65	$64.07	$69.67	$72.15	$58.79

Total return (c)	22.34%	(5.68)%	(1.25)%	25.86%	17.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$88,185	$86,521	$108,027	$115,474	$88,220
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.51%	0.50%
Net investment income (loss)	2.18%	2.39%	2.33%	2.63%	2.50%
Portfolio turnover rate (d)	10%	15%	13%	10%	13%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$99.44	$84.38	$82.99	$75.91	$72.90

Income (loss) from investment operations:
Net investment income (loss) (a)	1.62	2.83	2.28	2.03	1.85
Net realized and unrealized gain (loss) (b)	(4.28)	15.72	1.91	7.56	3.44

Total from investment operations	(2.66)	18.55	4.19	9.59	5.29

Net equalization credits and charges (a)	(0.09)	0.03	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(3.70)	(3.52)	(2.81)	(2.52)	(2.29)

Net asset value, end of period	$92.99	$99.44	$84.38	$82.99	$75.91

Total return (c)	(2.73)%	22.43%	4.97%	13.02%	7.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,015,901	$3,816,521	$2,863,030	$2,579,540	$2,180,930
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	1.71%	3.14%	2.55%	2.66%	2.45%
Portfolio turnover rate (d)	9%	10%	5%	6%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$30.51		$36.27	$33.41	$28.67		$22.05

Income (loss) from investment operations:
Net investment income (loss) (a)	0.59		0.58	0.55	0.49		0.52
Net realized and unrealized gain (loss) (b)	13.05	(c)	(5.73)	2.86	4.71		6.62

Total from investment operations	13.64		(5.15)	3.41	5.20		7.14

Net equalization credits and charges (a)	0.02		(0.02)	0.01	(0.00	)(d)	0.02

Distributions to shareholders from:
Net investment income	(0.59)		(0.59)	(0.56)	(0.46)		(0.54)

Net asset value, end of period	$43.58		$30.51	$36.27	$33.41		$28.67

Total return (e)	44.97	%(c)	(14.30)%	10.36%	18.21%		32.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,270,400		$2,041,171	$3,023,444	$2,492,584		$2,289,295
Ratios to average net assets:
Total expenses	0.35%		0.35%	0.35%	0.35%		0.35%
Net investment income (loss)	1.50%		1.76%	1.67%	1.54%		2.08%
Portfolio turnover rate (f)	35%		40%	18%	29%		28%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$36.17		$50.69	$49.21	$39.95	$31.02

Income (loss) from investment operations:
Net investment income (loss) (a)	1.08		0.94	0.94	0.95	1.16
Net realized and unrealized gain (loss) (b)	12.90	(c)	(14.51)	1.48	9.13	9.04

Total from investment operations	13.98		(13.57)	2.42	10.08	10.20

Net equalization credits and charges (a)	0.03		0.09	(0.01)	0.02	0.09

Distributions to shareholders from:
Net investment income	(1.08)		(1.04)	(0.93)	(0.84)	(1.36)

Net asset value, end of period	$49.10		$36.17	$50.69	$49.21	$39.95

Total return (d)	39.07	%(c)	(26.75)%	4.92%	25.39%	33.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$103,116		$84,998	$177,409	$199,312	$67,907
Ratios to average net assets:
Total expenses	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.45%		2.17%	1.92%	2.03%	3.11%
Portfolio turnover rate (e)	43%		29%	28%	33%	56%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$71.14	$68.09	$64.15	$54.03	$40.74

Income (loss) from investment operations:
Net investment income (loss) (a)	1.37	1.30	1.21	0.97	0.98
Net realized and unrealized gain (loss) (b)	16.91	2.96	3.83	10.09	13.31

Total from investment operations	18.28	4.26	5.04	11.06	14.29

Net equalization credits and charges (a)	0.05	0.03	0.08	(0.01)	0.06

Distributions to shareholders from:
Net investment income	(1.36)	(1.24)	(1.18)	(0.93)	(1.06)

Net asset value, end of period	$88.11	$71.14	$68.09	$64.15	$54.03

Total return (c)	25.92%	6.37%	8.05%	20.52%	35.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$885,536	$594,003	$377,924	$272,622	$318,774
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.68%	1.87%	1.84%	1.62%	2.04%
Portfolio turnover rate (d)	26%	32%	17%	16%	30%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$38.45	$44.16	$40.32	$33.85	$27.34

Income (loss) from investment operations:
Net investment income (loss) (a)	0.78	0.77	0.71	0.61	0.60
Net realized and unrealized gain (loss) (b)	16.48	(5.70)	3.79	6.45	6.49

Total from investment operations	17.26	(4.93)	4.50	7.06	7.09

Net equalization credits and charges (a)	0.04	0.01	0.04	0.01	0.01

Distributions to shareholders from:
Net investment income	(0.78)	(0.79)	(0.70)	(0.60)	(0.59)

Net asset value, end of period	$54.97	$38.45	$44.16	$40.32	$33.85

Total return (c)	45.19%	(11.16)%	11.40%	20.94%	26.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,850,902	$1,615,033	$2,755,536	$2,576,688	$1,770,490
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.54%	1.89%	1.76%	1.59%	2.04%
Portfolio turnover rate (d)	52%	86%	27%	28%	29%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Morgan Stanley Technology ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)		Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$52.63	$50.26		$47.72	$37.09	$32.05

Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.49		0.48	0.48	0.38
Net realized and unrealized gain (loss) (c)	20.17	2.31		2.48	10.64	5.05

Total from investment operations	20.71	2.80		2.96	11.12	5.43

Net equalization credits and charges (b)	0.00 (d)	0.00	(d)	0.03	(0.01)	(0.01)

Distributions to shareholders from:
Net investment income	(0.54)	(0.49)		(0.45)	(0.48)	(0.38)

Voluntary contribution from Adviser	—	0.06		—	—	—

Net asset value, end of period	$72.80	$52.63		$50.26	$47.72	$37.09

Total return (e)	39.46%	5.73	%(f)	6.27%	30.05%	16.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$711,637	$489,477		$412,108	$224,296	$178,029
Ratios to average net assets:
Total expenses	0.35%	0.35%		0.42%	0.50%	0.50%
Net investment income (loss)	0.85%	0.94%		0.94%	1.09%	1.08%
Portfolio turnover rate (g)	14%	32%		9%	24%	27%

(a)	On September 8, 2015, the SPDR Morgan Stanley Technology ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2016, the total return would have been 5.62%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$83.91	$76.23	$76.57	$66.41	$55.66

Income (loss) from investment operations:
Net investment income (loss) (a)	1.81	2.01	1.88	1.69	1.79
Net realized and unrealized gain (loss) (b)	6.01	10.29	1.59	11.42	10.78

Total from investment operations	7.82	12.30	3.47	13.11	12.57

Net equalization credits and charges (a)	0.01	0.01	0.00 (c)	(0.02)	0.01

Distributions to shareholders from:
Net investment income	(2.22)	(2.02)	(1.86)	(1.70)	(1.83)
Net realized gains	(0.59)	(2.61)	(1.95)	(1.23)	—

Total distributions	(2.81)	(4.63)	(3.81)	(2.93)	(1.83)

Net asset value, end of period	$88.93	$83.91	$76.23	$76.57	$66.41

Total return (d)	9.46%	16.94%	4.45%	20.00%	22.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,478,187	$14,009,561	$12,925,516	$12,806,768	$11,936,789
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.10%	2.62%	2.41%	2.35%	2.92%
Portfolio turnover rate (e)	32%	32%	28%	33%	44%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)	Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$55.85	$57.12	$49.81	$38.36	$29.46

Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	0.41	0.51	0.88	0.57
Net realized and unrealized gain (loss) (c)	14.41	(0.54)	7.20	11.77	9.04

Total from investment operations	15.02	(0.13)	7.71	12.65	9.61

Net equalization credits and charges (b)	0.21	0.00 (d)	0.07	0.04	0.01

Distributions to shareholders from:
Net investment income	(0.70)	(0.42)	(0.47)	(0.79)	(0.55)
Net realized gains	—	(0.72)	—	(0.45)	(0.17)

Total distributions	(0.70)	(1.14)	(0.47)	(1.24)	(0.72)

Net asset value, end of period	$70.38	$55.85	$57.12	$49.81	$38.36

Total return (e)	27.40%	(0.11)%	15.63%	33.22%	33.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$651,016	$181,497	$159,928	$49,808	$15,345
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.94%	0.78%	0.93%	1.81%	1.75%
Portfolio turnover rate (f)	36%	30%	42%	33%	34%

(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Year Ended 6/30/17		Year Ended 6/30/16 (a)	Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$54.16		$84.11	$51.33	$34.97	$29.49

Income (loss) from investment operations:
Net investment income (loss) (b)	0.20		0.29	0.52	0.37	0.10
Net realized and unrealized gain (loss) (c)	22.97		(29.93)	32.83	16.33	5.48

Total from investment operations	23.17		(29.64)	33.35	16.70	5.58

Net equalization credits and charges (b)	(0.00	)(d)	(0.01)	0.01	0.02	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.18)		(0.30)	(0.58)	(0.36)	(0.10)

Net asset value, end of period	$77.15		$54.16	$84.11	$51.33	$34.97

Total return (e)	42.80%		(35.30)%	65.37%	48.59%	18.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,548,969		$1,873,833	$2,750,480	$1,108,657	$849,853
Ratios to average net assets:
Total expenses	0.35%		0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.30%		0.45%	0.81%	0.84%	0.31%
Portfolio turnover rate (f)	59%		75%	78%	86%	61%

(a)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/17		Year Ended 6/30/16 (a)	Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)		Year Ended 6/30/13 (a)
Net asset value, beginning of period	$47.36		$47.03	$39.40	$31.68		$28.65

Income (loss) from investment operations:
Net investment income (loss) (b)	0.05		0.13	0.14	0.15		0.12
Net realized and unrealized gain (loss) (c)	13.91		3.41	8.27	7.68		3.46

Total from investment operations	13.96		3.54	8.41	7.83		3.58

Net equalization credits and charges (b)	(0.00	)(d)	0.00 (d)	0.01	(0.00	)(d)	(0.00	)(d)

Distributions to shareholders from:
Net investment income	(0.05)		(0.13)	(0.14)	(0.11)		(0.11)
Net realized gains	—		(3.08)	(0.65)	—		(0.44)

Total distributions	(0.05)		(3.21)	(0.79)	(0.11)		(0.55)

Net asset value, end of period	$61.27		$47.36	$47.03	$39.40		$31.68

Total return (e)	29.49%		7.91%	21.52%	24.74%		12.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$140,927		$47,364	$47,027	$31,522		$19,009
Ratios to average net assets:
Total expenses	0.35%		0.35%	0.35%	0.35%		0.35%
Net investment income (loss)	0.09%		0.28%	0.31%	0.39%		0.39%
Portfolio turnover rate (f)	40%		39%	40%	46%		34%

(a)	On September 8, 2015,the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)		Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$57.28	$65.55		$50.01	$40.48	$31.01

Income (loss) from investment operations:
Net investment income (loss) (b)	0.13	0.13		0.12	0.14	0.27
Net realized and unrealized gain (loss) (c)	7.15	(7.83)		16.07	9.63	10.51

Total from investment operations	7.28	(7.70)		16.19	9.77	10.78

Net equalization credits and charges (b)	(0.03)	(0.00	)(d)	(0.02)	(0.01)	0.02

Distributions to shareholders from:
Net investment income	(0.13)	(0.11)		(0.10)	(0.11)	(0.31)
Net realized gains	—	(0.46)		(0.53)	(0.12)	(1.02)

Total distributions	(0.13)	(0.57)		(0.63)	(0.23)	(1.33)

Net asset value, end of period	$64.40	$57.28		$65.55	$50.01	$40.48

Total return (e)	12.69%	(11.74)%		32.52%	24.16%	35.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$115,913	$283,542		$196,629	$80,011	$44,526
Ratios to average net assets:
Total expenses	0.35%	0.35%		0.35%	0.35%	0.35%
Net investment income (loss)	0.22%	0.23%		0.21%	0.30%	0.75%
Portfolio turnover rate (f)	34%	36%		37%	33%	48%

(a)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/17		Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$33.56		$36.60		$32.75	$29.45	$21.36

Income (loss) from investment operations:
Net investment income (loss) (a)	0.27		0.20		0.18	0.14	0.16
Net realized and unrealized gain (loss) (b)	4.97		(3.04)		3.86	3.30	8.08

Total from investment operations	5.24		(2.84)		4.04	3.44	8.24

Net equalization credits and charges (a)	(0.00	)(c)	(0.00	)(c)	(0.01)	(0.01)	0.01

Distributions to shareholders from:
Net investment income	(0.27)		(0.20)		(0.18)	(0.13)	(0.16)

Net asset value, end of period	$38.53		$33.56		$36.60	$32.75	$29.45

Total return (d)	15.65%		(7.77)%		12.37%	11.64%	38.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,051,857		$1,240,151		$1,757,020	$1,897,730	$2,475,307
Ratios to average net assets:
Total expenses	0.35%		0.35%		0.35%	0.35%	0.35%
Net investment income (loss)	0.76%		0.57%		0.53%	0.44%	0.59%
Portfolio turnover rate (e)	26%		44%		25%	31%	36%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$52.65	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)	(0.00	)(b)
Net realized and unrealized gain (loss) (c)	15.85	2.65

Total from investment operations	15.80	2.65

Net equalization credits and charges (a)	0.02	—

Distributions to shareholders from:
Net realized gains	(1.07)	—

Net asset value, end of period	$67.40	$52.65

Total return (d)	30.34%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,370	$5,265
Ratios to average net assets:
Total expenses	0.35%	0.35	%(e)
Net investment income (loss)	(0.08)%	(0.35	)%(e)
Portfolio turnover rate (f)	63%	0	%(g)(h)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount is less than 0.5%.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$24.37	$24.34	$42.26	$33.20	$41.49

Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.39	0.50	0.56	0.61
Net realized and unrealized gain (loss) (b)	5.61	(0.04)	(17.82)	9.07	(8.29)

Total from investment operations	5.84	0.35	(17.32)	9.63	(7.68)

Net equalization credits and charges (a)	(0.01)	0.09	(0.01)	(0.04)	0.01

Distributions to shareholders from:
Net investment income	(0.24)	(0.41)	(0.59)	(0.53)	(0.62)

Net asset value, end of period	$29.96	$24.37	$24.34	$42.26	$33.20

Total return (c)	23.93%	2.53%	(41.32)%	28.96%	(18.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$692,084	$665,428	$266,503	$494,491	$610,940
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.77%	2.03%	1.55%	1.41%	1.45%
Portfolio turnover rate (d)	51%	57%	38%	35%	36%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$18.74		$26.05	$49.28		$39.15		$30.74

Income (loss) from investment operations:
Net investment income (loss) (a)	0.10		0.27	0.51		0.34		0.28
Net realized and unrealized gain (loss) (b)	(3.24)		(7.30)	(23.24)		10.13		8.41

Total from investment operations	(3.14)		(7.03)	(22.73)		10.47		8.69

Net equalization credits and charges (a)	(0.00	)(c)	0.01	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(0.10)		(0.29)	(0.50)		(0.34)		(0.28)

Net asset value, end of period	$15.50		$18.74	$26.05		$49.28		$39.15

Total return (d)	(16.88)%		(26.87)%	(46.22)%		26.84%		28.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$258,000		$238,941	$246,186		$349,887		$260,329
Ratios to average net assets:
Total expenses	0.35%		0.35%	0.35%		0.35%		0.35%
Net investment income (loss)	0.50%		1.45%	1.56%		0.77%		0.77%
Portfolio turnover rate (e)	34%		51%	36%		26%		31%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$34.79	$46.73	$82.28	$58.23	$50.40

Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.44	0.71	0.59	0.79
Net realized and unrealized gain (loss) (b)	(2.91)	(11.91)	(35.58)	23.89	7.79

Total from investment operations	(2.61)	(11.47)	(34.87)	24.48	8.58

Net equalization credits and charges (a)	0.02	0.02	0.04	0.07	0.05

Distributions to shareholders from:
Net investment income	(0.30)	(0.49)	(0.72)	(0.50)	(0.80)

Net asset value, end of period	$31.90	$34.79	$46.73	$82.28	$58.23

Total return (c)	(7.53)%	(24.38)%	(42.42)%	42.27%	17.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,319,165	$1,943,140	$1,420,613	$1,456,408	$858,947
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.81%	1.34%	1.29%	0.85%	1.42%
Portfolio turnover rate (d)	34%	44%	44%	46%	40%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/17		Year Ended 6/30/16 (a)		Year Ended 6/30/15 (a)		Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$41.84		$62.34		$51.86		$35.20	$29.67

Income (loss) from investment operations:
Net investment income (loss) (b)	0.25		0.26		0.41		0.27	0.59
Net realized and unrealized gain (loss) (c)	1.21		(17.20)		13.08		17.28	5.51

Total from investment operations	1.46		(16.94)		13.49		17.55	6.10

Net equalization credits and charges (b)	(0.00	)(d)	(0.00	)(d)	0.00	(d)	0.02	(0.01)

Distributions to shareholders from:
Net investment income	(0.26)		(0.24)		(0.42)		(0.27)	(0.56)
Net realized gains	—		(3.32)		(2.64)		(0.64)	—

Total distributions	(0.26)		(3.56)		(3.06)		(0.91)	(0.56)

Voluntary contribution from Adviser	—		—		0.05		—	—

Net asset value, end of period	$43.04		$41.84		$62.34		$51.86	$35.20

Total return (e)	3.50%		(28.21)%		26.97	%(f)	50.33%	20.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$454,110		$508,393		$1,134,542		$954,135	$471,716
Ratios to average net assets:
Total expenses	0.35%		0.35%		0.35%		0.35%	0.35%
Net investment income (loss)	0.58%		0.51%		0.72%		0.60%	1.92%
Portfolio turnover rate (g)	41%		69%		65%		68%	44%

(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a voluntary contribution during the year ended June 30, 2015, the total return would have been 26.88%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)	Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$41.97	$49.33	$43.38	$38.28	$29.52

Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	0.53	0.54	0.28	0.51
Net realized and unrealized gain (loss) (c)	(1.17)	(7.36)	5.85	5.12	8.80

Total from investment operations	(0.56)	(6.83)	6.39	5.40	9.31

Net equalization credits and charges (b)	(0.09)	0.01	0.05	0.01	(0.02)

Distributions to shareholders from:
Net investment income	(0.60)	(0.54)	(0.49)	(0.31)	(0.53)

Net asset value, end of period	$40.72	$41.97	$49.33	$43.38	$38.28

Total return (d)	(1.59)%	(13.84)%	14.87%	14.13%	31.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$443,807	$491,027	$1,173,933	$628,931	$1,175,195
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.40%	1.16%	1.15%	0.67%	1.53%
Portfolio turnover rate (e)	33%	41%	45%	40%	29%

(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)	Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$44.48	$43.06	$37.58	$26.68	$22.33

Income (loss) from investment operations:
Net investment income (loss) (b)	0.41	0.30	0.21	0.18	0.19
Net realized and unrealized gain (loss) (c)	17.21	1.41	5.47	10.87	4.36

Total from investment operations	17.62	1.71	5.68	11.05	4.55

Net equalization credits and charges (b)	(0.01)	0.01	0.01	0.02	(0.02)

Distributions to shareholders from:
Net investment income	(0.39)	(0.30)	(0.21)	(0.17)	(0.18)

Net asset value, end of period	$61.70	$44.48	$43.06	$37.58	$26.68

Total return (d)	39.67%	4.03%	15.18%	41.59%	20.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$311,598	$195,692	$219,604	$165,348	$50,695
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.72%	0.72%	0.53%	0.55%	0.77%
Portfolio turnover rate (e)	37%	50%	42%	30%	38%

(a)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)		Year Ended 6/30/15 (a)	Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$50.60	$51.17		$44.33	$36.45	$30.74

Income (loss) from investment operations:
Net investment income (loss) (b)	0.42	0.24		0.18	0.20	0.39
Net realized and unrealized gain (loss) (c)	11.98	(0.49)		6.90	8.65	6.47

Total from investment operations	12.40	(0.25)		7.08	8.85	6.86

Net equalization credits and charges (b)	0.01	(0.00	)(d)	(0.01)	0.02	(0.04)

Distributions to shareholders from:
Net investment income	(0.43)	(0.23)		(0.17)	(0.17)	(0.38)
Net realized gains	—	(0.09)		(0.06)	(0.82)	(0.73)

Total distributions	(0.43)	(0.32)		(0.23)	(0.99)	(1.11)

Net asset value, end of period	$62.58	$50.60		$51.17	$44.33	$36.45

Total return (e)	24.62%	(0.46)%		16.00%	24.31%	22.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59,450	$45,542		$51,168	$31,030	$14,580
Ratios to average net assets:
Total expenses	0.35%	0.35%		0.35%	0.35%	0.35%
Net investment income (loss)	0.74%	0.49%		0.37%	0.46%	1.18%
Portfolio turnover rate (f)	29%	62%		36%	41%	37%

(a)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Technology Hardware ETF
	Year Ended 6/30/17	For the Period 6/28/16* - 6/30/16
Net asset value, beginning of period	$53.23	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.02
Net realized and unrealized gain (loss) (b)	19.76	3.21

Total from investment operations	20.20	3.23

Net equalization credits and charges (a)	0.01	—

Distributions to shareholders from:
Net investment income	(0.43)	—
Net realized gains	(0.98)	—

Total distributions	(1.41)	—

Net asset value, end of period	$72.03	$53.23

Total return (c)	38.27%	6.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,601	$5,323
Ratios to average net assets:
Total expenses	0.35%	0.35	%(d)
Net investment income (loss)	0.71%	5.13	%(d)
Portfolio turnover rate (e)	45%	0	%(f)(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount is less than 0.5%.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$58.39	$57.47	$56.90	$48.70	$41.14

Income (loss) from investment operations:
Net investment income (loss) (a)	1.02	0.76	0.79	0.56	1.08
Net realized and unrealized gain (loss) (b)	11.92	1.05	0.43	8.01	7.86

Total from investment operations	12.94	1.81	1.22	8.57	8.94

Net equalization credits and charges (a)	0.04	(0.10)	0.03	0.15	(0.16)

Distributions to shareholders from:
Net investment income	(0.90)	(0.79)	(0.68)	(0.52)	(1.22)

Net asset value, end of period	$70.47	$58.39	$57.47	$56.90	$48.70

Total return (c)	22.25%	3.04%	2.21%	17.92%	21.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$77,517	$23,355	$71,843	$25,604	$7,305
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.47%	1.37%	1.34%	1.03%	2.38%
Portfolio turnover rate (d)	46%	33%	47%	46%	42%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)	Year Ended 6/30/15 (a)		Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$43.63	$48.48	$46.85		$33.15	$24.78

Income (loss) from investment operations:
Net investment income (loss) (b)	0.37	0.30	0.23		0.20	0.21
Net realized and unrealized gain (loss) (c)	11.76	(4.63)	1.64		13.67	8.39

Total from investment operations	12.13	(4.33)	1.87		13.87	8.60

Net equalization credits and charges (b)	0.01	(0.01)	(0.00	)(d)	0.02	0.01

Distributions to shareholders from:
Net investment income	(0.37)	(0.31)	(0.22)		(0.19)	(0.24)
Net realized gains	—	(0.20)	(0.02)		—	—

Total distributions	(0.37)	(0.51)	(0.24)		(0.19)	(0.24)

Net asset value, end of period	$55.40	$43.63	$48.48		$46.85	$33.15

Total return (e)	27.87%	(8.92)%	3.94%		41.97%	34.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$182,818	$170,163	$368,395		$224,865	$46,411
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%		0.35%	0.35%
Net investment income (loss)	0.71%	0.66%	0.45%		0.49%	0.68%
Portfolio turnover rate (f)	29%	32%	26%		33%	36%

(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 10/24/12* - 6/30/13
Net asset value, beginning of period	$78.89	$83.36	$84.11	$70.33	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.89	1.88	1.74	1.45	0.95
Net realized and unrealized gain (loss) (b)	13.40	(1.28)	2.19	15.16	10.31

Total from investment operations	15.29	0.60	3.93	16.61	11.26

Net equalization credits and charges (a)	(0.01)	(0.05)	0.10	—	—

Distributions to shareholders from:
Net investment income	(1.89)	(1.92)	(1.71)	(1.45)	(0.93)
Net realized gains	—	(3.10)	(3.07)	(1.38)	—

Total distributions	(1.89)	(5.02)	(4.78)	(2.83)	(0.93)

Net asset value, end of period	$92.28	$78.89	$83.36	$84.11	$70.33

Total return (c)	19.51%	0.87%	4.76%	23.91%	18.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,228	$3,944	$12,504	$8,411	$7,033
Ratios to average net assets:
Total expenses	0.12%	0.13%	0.24%	0.35%	0.35	%(d)
Net investment income (loss)	2.14%	2.37%	2.06%	1.87%	2.12	%(d)
Portfolio turnover rate (e)	18%	12%	12%	12%	12	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 10/24/12* - 6/30/13
Net asset value, beginning of period	$90.70	$88.05	$83.39	$67.80	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.85	1.58	1.39	1.06	0.79
Net realized and unrealized gain (loss) (b)	10.81	2.72	4.85	15.94	7.75

Total from investment operations	12.66	4.30	6.24	17.00	8.54

Net equalization credits and charges (a)	0.10	(0.04)	(0.03)	(0.01)	0.06

Distributions to shareholders from:
Net investment income	(1.90)	(1.61)	(1.27)	(1.00)	(0.80)
Net realized gains	—	—	(0.28)	(0.40)	—

Total distributions.	(1.90)	(1.61)	(1.55)	(1.40)	(0.80)

Net asset value, end of period	$101.56	$90.70	$88.05	$83.39	$67.80

Total return (c)	14.20%	4.93%	7.47%	25.21%	14.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,311	$18,139	$17,611	$12,508	$10,170
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.25%	0.35%	0.35	%(d)
Net investment income (loss)	1.95%	1.82%	1.61%	1.38%	1.78	%(d)
Portfolio turnover rate (e)	75%	62%	70%	55%	36	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 2/20/13* - 6/30/13
Net asset value, beginning of period	$79.85	$72.41	$72.96	$62.81	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.75	1.97	1.79	1.63	0.55
Net realized and unrealized gain (loss) (b)	6.61	7.50	2.93	10.80	2.67

Total from investment operations.	8.36	9.47	4.72	12.43	3.22

Net equalization credits and charges (a)	(0.02)	0.26	0.11	—	0.11

Distributions to shareholders from:
Net investment income	(1.82)	(1.94)	(1.71)	(1.55)	(0.52)
Net realized gains	(0.08)	(0.35)	(3.67)	(0.73)	—

Total distributions	(1.90)	(2.29)	(5.38)	(2.28)	(0.52)

Net asset value, end of period	$86.29	$79.85	$72.41	$72.96	$62.81

Total return (c)	10.59%	13.72%	6.50%	20.06%	5.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$77,661	$67,869	$28,962	$10,944	$9,422
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.15%	0.20%	0.20	%(d)
Net investment income (loss)	2.14%	2.64%	2.41%	2.40%	2.46	%(d)
Portfolio turnover rate (e)	108%	68%	75%	59%	31	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 2/20/13* - 6/30/13
Net asset value, beginning of period	$77.70	$77.00	$73.85	$62.28	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.94	2.23	1.97	1.84	0.72
Net realized and unrealized gain (loss) (b)	14.83	0.49	3.40	12.33	2.07

Total from investment operations.	16.77	2.72	5.37	14.17	2.79

Net equalization credits and charges (a)	0.33	0.23	(0.18)	0.20	0.06

Distributions to shareholders from:
Net investment income	(2.45)	(2.15)	(1.65)	(1.90)	(0.57)
Net realized gains	(0.30)	(0.10)	(0.39)	(0.90)	—

Total distributions	(2.75)	(2.25)	(2.04)	(2.80)	(0.57)

Net asset value, end of period	$92.05	$77.70	$77.00	$73.85	$62.28

Total return (c)	22.11%	4.00%	7.06%	23.32%	4.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$211,717	$66,045	$34,649	$14,770	$9,342
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.18%	0.25%	0.25	%(d)
Net investment income (loss)	2.17%	2.97%	2.59%	2.65%	3.24	%(d)
Portfolio turnover rate (e)	158%	62%	38%	54%	29	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactors ETF
	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 4/15/15* - 6/30/15
Net asset value, beginning of period.	$61.57	$58.58	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.38	1.27	0.26
Net realized and unrealized gain (loss) (b)	7.93	3.00	(1.44)

Total from investment operations	9.31	4.27	(1.18)

Net equalization credits and charges (a)	0.22	0.01	—

Distributions to shareholders from:
Net investment income	(1.37)	(1.28)	(0.24)
Net realized gains	—	(0.01)	—

Total distributions	(1.37)	(1.29)	(0.24)

Net asset value, end of period	$69.73	$61.57	$58.58

Total return (c)	15.61%	7.45%	(1.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$41,839	$6,157	$5,858
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15	%(d)
Net investment income (loss)	2.06%	2.16%	2.11	%(d)
Portfolio turnover rate (e)	23%	17%	10	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Wells Fargo Preferred Stock ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$45.98	$43.32	$43.57	$43.57	$45.21

Income (loss) from investment operations:
Net investment income (loss) (a)	2.41	2.51	2.42	2.55	2.86
Net realized and unrealized gain (loss) (b)	(0.93)	2.48	(0.23)	0.39	(1.72)

Total from investment operations	1.48	4.99	2.19	2.94	1.14

Net equalization credits and charges (a)	(0.01)	0.12	0.01	(0.10)	0.06

Distributions to shareholders from:
Net investment income	(2.45)	(2.45)	(2.45)	(2.84)	(2.84)

Net asset value, end of period	$45.00	$45.98	$43.32	$43.57	$43.57

Total return (c)	3.45%	12.11%	5.11%	7.07%	2.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$537,704	$565,508	$292,431	$259,219	$361,658
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.41%	5.61%	5.48%	6.08%	6.27%
Portfolio turnover rate (d)	31%	31%	48%	23%	67%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/17	For the Period 1/14/16* - 6/30/16
Net asset value, beginning of period	$54.83	$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.04)	(0.03)
Net realized and unrealized gain (loss) (b)	15.99	4.86

Total from investment operations	15.95	4.83

Net equalization credits and charges (a)	0.15	—

Distributions to shareholders from:
Net investment income	(0.29)	—
Net realized gains	(0.81)	—

Total distributions	(1.10)	—

Net asset value, end of period	$69.83	$54.83

Total return (c)	29.69%	9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,983	$5,483
Ratios to average net assets:
Total expenses	0.45%	0.46	%(d)
Net investment income (loss)	(0.06)%	(0.12	)%(d)
Portfolio turnover rate (e)	78%	11	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Year Ended 6/30/17	For the Period 3/8/16* - 6/30/16
Net asset value, beginning of period	$62.82	$60.00

Income (loss) from investment operations:
Net investment income (loss) (a)	1.25	0.35
Net realized and unrealized gain (loss) (b)	7.12	2.78

Total from investment operations	8.37	3.13

Net equalization credits and charges (a)	0.01	0.04

Distributions to shareholders from:
Net investment income	(1.26)	(0.35)
Net realized gains	(2.97)	—

Total distributions	(4.23)	(0.35)

Net asset value, end of period	$66.97	$62.82

Total return (c)	13.79%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$321,478	$270,109
Ratios to average net assets:
Total expenses	0.20%	0.20	%(d)
Net investment income (loss)	1.93%	1.79	%(d)
Portfolio turnover rate (e)	49%	1	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of seventy-six (76) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund” and collectively, the “Funds”):

SPDR Russell 3000 ETF

SPDR Russell 1000 ETF

SPDR Russell 2000 ETF

SPDR Russell 1000 Yield Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P 500 Buyback ETF

SPDR S&P 500 Growth ETF

SPDR S&P 500 Value ETF

SPDR S&P 500 High Dividend ETF

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P 1000 ETF

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

SPDR Global Dow ETF

SPDR Dow Jones REIT ETF

SPDR S&P Bank ETF

SPDR S&P Capital Markets ETF

SPDR S&P Insurance ETF

SPDR S&P Regional Banking ETF

SPDR Morgan Stanley Technology ETF

SPDR S&P Dividend ETF

SPDR S&P Aerospace & Defense ETF

SPDR S&P Biotech ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Homebuilders ETF

SPDR S&P Internet ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

SPDR MSCI USA StrategicFactors ETF

SPDR Wells Fargo Preferred Stock ETF

SPDR FactSet Innovative Technology ETF

SPDR SSGA Gender Diversity Index ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchanged-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (NAV) per share or unit.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by a Fund’s underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in each Fund’s respective Schedule of Investments.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no material transfers between levels for the period ended June 30, 2017.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

The following Funds utilized equalization during the period ended June 30, 2017:

SPDR Russell 3000 ETF

SPDR Russell 1000 ETF

SPDR Russell 2000 ETF

SPDR Russell 1000 Yield Focus ETF

SPDR Russell 1000 Momentum Focus ETF

SPDR Russell 1000 Low Volatility Focus ETF

SPDR S&P 500 Buyback ETF

SPDR S&P 500 Growth ETF

SPDR S&P 500 Value ETF

SPDR S&P 500 High Dividend ETF

SPDR S&P 500 Fossil Fuel Reserves Free ETF

SPDR S&P 1000 ETF

SPDR S&P 400 Mid Cap Growth ETF

SPDR S&P 400 Mid Cap Value ETF

SPDR S&P 600 Small Cap ETF

SPDR S&P 600 Small Cap Growth ETF

SPDR S&P 600 Small Cap Value ETF

SPDR Global Dow ETF

SPDR Dow Jones REIT ETF

SPDR S&P Bank ETF

SPDR S&P Capital Markets ETF

SPDR S&P Insurance ETF

SPDR S&P Regional Banking ETF

SPDR Morgan Stanley Technology ETF

SPDR S&P Dividend ETF

SPDR S&P Aerospace & Defense ETF

SPDR S&P Biotech ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Health Care Services ETF

SPDR S&P Homebuilders ETF

SPDR S&P Internet ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Technology Hardware ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR S&P 1500 Value Tilt ETF

SPDR S&P 1500 Momentum Tilt ETF

SPDR SSGA US Large Cap Low Volatility Index ETF

SPDR SSGA US Small Cap Low Volatility Index ETF

SPDR MSCI USA StrategicFactors ETF

SPDR Wells Fargo Preferred Stock ETF

SPDR FactSet Innovative Technology ETF

SPDR SSGA Gender Diversity Index ETF

Distributions

Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended June 30, 2017, the SPDR Russell 2000 ETF entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2017, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 2000 ETF
Futures Contracts (a)	$—	$—	$—	$(515)	$—	$(515)

(a)	Unrealized appreciation (depreciation) on open futures contracts. The Statements of Assets and Liabilities only reflect the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 2000 ETF
Futures Contracts	$—	$—	$—	$75,318	$—	$75,318

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 2000 ETF
Futures Contracts	$—	$—	$—	$(2,295)	$—	$(2,295)

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate
SPDR Russell 3000 ETF	0.10%
SPDR Russell 1000 ETF	0.10
SPDR Russell 2000 ETF	0.10
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF.	0.20
SPDR S&P 500 Buyback ETF	0.35
SPDR S&P 500 Growth ETF	0.15
SPDR S&P 500 Value ETF	0.15
SPDR S&P 500 High Dividend ETF.	0.12
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.25
SPDR S&P 1000 ETF	0.10

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF.	0.15
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR Global Dow ETF.	0.50
SPDR Dow Jones REIT ETF	0.25
SPDR S&P Bank ETF	0.35
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Regional Banking ETF	0.35
SPDR Morgan Stanley Technology ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF.	0.35
SPDR S&P Software & Services ETF.	0.35
SPDR S&P Technology Hardware ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
SPDR MSCI USA StrategicFactors ETF	0.15
SPDR Wells Fargo Preferred Stock ETF	0.45
SPDR FactSet Innovative Technology ETF	0.45
SPDR SSGA Gender Diversity Index ETF	0.20

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, the fees and expenses of the Trust’s trustees who are “not interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

For the SPDR S&P 500 Fossil Fuel Reserves Free ETF, the Adviser has contractually agreed to waive its advisory fee and/or reimburse certain expenses, until October 31, 2017, so that the net annual fund operating expenses of the Fund will be limited to 0.20% of the Fund’s average daily net assets before application of any fees and expenses not paid by

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

the Adviser under the Agreement (except for acquired fund fees and expenses from holdings in acquired funds for non-cash management purposes), if any. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2017. This waiver and/or reimbursement may not be terminated prior to October 31, 2017 except with the approval of the Fund’s Board of Trustees.

On November 2, 2015, and January 23, 2017, the Adviser agreed to make a voluntary contribution of $512,060 and $12,650 to the SPDR Morgan Stanley Technology ETF and the SPDR S&P 500 Buyback ETF, respectively, in connection with two separate portfolio matters.

Administrator, Sub-Administrator, Custodian, and Transfer Agent Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust. Effective May 1, 2017, the distributor’s name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC. Prior to March 1, 2017, pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund (except for the SPDR Russell 3000 ETF) was authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. Effective March 1, 2017, the Trust’s Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act, which has not been operational, was terminated.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017, are disclosed in the Schedules of Investments.

On March 20, 2017 the SPDR S&P 500 Growth ETF, SPDR S&P Bank ETF, and SPDR S&P Capital Markets ETF received non-recurring litigation payments of $2,790, $641,026, and $117,524, respectively, from State Street Corp., an affiliate.

Due to Custodian

In certain circumstances, the Funds may have cash overdraft with the custodian. The Due to Custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds. As of June 30, 2017, the SPDR Russell 3000 ETF, SPDR Russell 1000 ETF, SPDR Russell 2000 ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR S&P 1000 ETF, SPDR S&P 400 Mid Cap Value ETF, and SPDR S&P Regional Banking ETF have cash overdrafts related to the sale of investment securities.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2017, were as follows:

	Purchases	Sales
SPDR Russell 3000 ETF	$14,186,361	$12,862,789
SPDR Russell 1000 ETF	5,480,010	5,242,492
SPDR Russell 2000 ETF	32,299,030	30,859,541
SPDR Russell 1000 Yield Focus ETF	160,532,581	171,229,031
SPDR Russell 1000 Momentum Focus ETF	411,744,405	410,292,551
SPDR Russell 1000 Low Volatility Focus ETF	151,842,466	157,211,096
SPDR S&P 500 Buyback ETF	7,756,434	8,115,767
SPDR S&P 500 Growth ETF	145,652,053	144,849,383
SPDR S&P 500 Value ETF	64,022,203	63,261,032
SPDR S&P 500 High Dividend ETF	37,667,597	38,992,455
SPDR S&P 500 Fossil Fuel Reserves Free ETF	5,214,510	4,800,384
SPDR S&P 1000 ETF	52,696,262	52,988,801
SPDR S&P 400 Mid Cap Growth ETF	259,384,399	257,263,915
SPDR S&P 400 Mid Cap Value ETF	159,296,586	158,274,653
SPDR S&P 600 Small Cap ETF.	137,220,522	150,075,617
SPDR S&P 600 Small Cap Growth ETF	605,275,445	603,856,299
SPDR S&P 600 Small Cap Value ETF	427,666,037	434,314,342
SPDR Global Dow ETF	8,678,763	8,670,622
SPDR Dow Jones REIT ETF	300,969,630	291,271,977
SPDR S&P Bank ETF	1,024,096,855	991,255,378
SPDR S&P Capital Markets ETF	37,146,810	37,100,803
SPDR S&P Insurance ETF	207,564,153	210,266,083
SPDR S&P Regional Banking ETF	1,585,460,098	1,548,681,317
SPDR Morgan Stanley Technology ETF	98,366,601	85,237,748
SPDR S&P Dividend ETF.	4,741,520,938	4,878,754,457
SPDR S&P Aerospace & Defense ETF.	156,135,462	146,313,199
SPDR S&P Biotech ETF	1,599,982,675	1,606,900,590
SPDR S&P Health Care Equipment ETF	36,045,140	35,252,935
SPDR S&P Health Care Services ETF	46,717,904	46,040,147
SPDR S&P Homebuilders ETF	284,114,167	284,118,671
SPDR S&P Internet ETF	2,842,877	2,945,306
SPDR S&P Metals & Mining ETF	407,568,677	406,641,720
SPDR S&P Oil & Gas Equipment & Services ETF	92,448,066	92,497,338
SPDR S&P Oil & Gas Exploration & Production ETF	717,204,238	711,254,003
SPDR S&P Pharmaceuticals ETF	197,888,003	196,844,227
SPDR S&P Retail ETF	166,289,777	164,404,016

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	Purchases	Sales
SPDR S&P Semiconductor ETF	$101,461,892	$101,470,255
SPDR S&P Software & Services ETF	15,734,473	15,246,392
SPDR S&P Technology Hardware ETF.	2,161,280	2,127,077
SPDR S&P Telecom ETF	24,327,819	24,393,735
SPDR S&P Transportation ETF	62,892,734	62,731,048
SPDR S&P 1500 Value Tilt ETF	1,216,222	1,213,783
SPDR S&P 1500 Momentum Tilt ETF	12,911,066	12,793,503
SPDR SSGA US Large Cap Low Volatility Index ETF.	83,982,075	83,883,312
SPDR SSGA US Small Cap Low Volatility Index ETF.	256,554,471	258,117,255
SPDR MSCI USA StrategicFactors ETF	7,756,425	4,594,205
SPDR Wells Fargo Preferred Stock ETF	163,794,007	163,846,922
SPDR FactSet Innovative Technology ETF	7,280,607	7,436,773
SPDR SSGA Gender Diversity Index ETF	140,535,048	153,393,252

For the period ended June 30, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 3000 ETF	$105,984,622	$91,481,445	$31,469,395
SPDR Russell 1000 ETF	37,261,028	—	—
SPDR Russell 2000 ETF	136,396,144	27,994,436	7,471,678
SPDR Russell 1000 Yield Focus ETF	3,406,216	—	—
SPDR Russell 1000 Momentum Focus ETF	75,739,926	—	—
SPDR Russell 1000 Low Volatility Focus ETF	13,217,089	6,659,549	939,385
SPDR S&P 500 Buyback ETF	—	2,022,864	168,316
SPDR S&P 500 Growth ETF	160,195,532	148,928,469	61,696,811
SPDR S&P 500 Value ETF	127,231,711	68,461,770	17,517,936
SPDR S&P 500 High Dividend ETF	136,810,845	3,462,684	571,668
SPDR S&P 500 Fossil Fuel Reserves Free ETF	38,858,931	5,145,071	787,370
SPDR S&P 1000 ETF	124,674,910	30,531,889	10,268,049
SPDR S&P 400 Mid Cap Growth ETF	211,730,446	51,843,032	13,033,336
SPDR S&P 400 Mid Cap Value ETF	175,688,544	81,054,789	17,205,063
SPDR S&P 600 Small Cap ETF	354,301,212	131,478,864	47,106,270
SPDR S&P 600 Small Cap Growth ETF	465,104,675	31,482,783	11,046,001
SPDR S&P 600 Small Cap Value ETF	462,073,771	70,981,385	18,752,620
SPDR Global Dow ETF	3,701,455	17,254,965	4,230,137
SPDR Dow Jones REIT ETF.	296,017,577	841,283,993	276,574,873
SPDR S&P Bank ETF	2,399,026,702	2,079,096,102	391,560,079
SPDR S&P Capital Markets ETF.	24,584,041	31,336,761	2,374,318
SPDR S&P Insurance ETF	620,800,631	491,879,379	74,222,365
SPDR S&P Regional Banking ETF	8,128,667,794	6,695,731,840	724,887,626
SPDR Morgan Stanley Technology ETF	60,921,434	28,532,787	11,418,650
SPDR S&P Dividend ETF	1,724,171,223	1,128,752,670	388,431,992
SPDR S&P Aerospace & Defense ETF	584,721,315	194,587,447	38,310,434
SPDR S&P Biotech ETF	8,068,020,032	7,273,941,066	758,967,814

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Health Care Equipment ETF	$107,019,099	$34,820,171	$11,896,359
SPDR S&P Health Care Services ETF	20,471,753	194,868,123	12,049,053
SPDR S&P Homebuilders ETF	1,113,953,382	1,450,359,638	82,274,238
SPDR S&P Internet ETF	—	3,067,208	517,791
SPDR S&P Metals & Mining ETF	2,622,656,956	2,724,776,574	247,581,195
SPDR S&P Oil & Gas Equipment & Services ETF	258,464,296	164,213,172	21,897,631
SPDR S&P Oil & Gas Exploration & Production ETF	11,817,104,818	11,234,558,713	323,777,218
SPDR S&P Pharmaceuticals ETF	249,972,721	314,664,451	25,378,714
SPDR S&P Retail ETF	6,724,701,111	6,752,438,882	24,163,432
SPDR S&P Semiconductor ETF	325,721,310	288,658,454	61,567,380
SPDR S&P Software & Services ETF	5,729,015	2,915,455	1,036,531
SPDR S&P Technology Hardware ETF	—	3,330,041	886,546
SPDR S&P Telecom ETF	58,763,100	10,238,981	2,133,473
SPDR S&P Transportation ETF	135,983,308	167,987,286	20,493,311
SPDR S&P 1500 Value Tilt ETF	4,476,398	—	—
SPDR S&P 1500 Momentum Tilt ETF	5,112,536	4,749,881	1,029,309
SPDR SSGA US Large Cap Low Volatility Index ETF	24,394,938	20,646,328	2,300,429
SPDR SSGA US Small Cap Low Volatility Index ETF	133,589,881	9,020,121	748,779
SPDR MSCI USA StrategicFactors ETF	30,672,214	—	—
SPDR Wells Fargo Preferred Stock ETF	91,379,494	105,496,506	4,306,969
SPDR FactSet Innovative Technology ETF	9,269,850	9,468,649	1,410,337
SPDR SSGA Gender Diversity Index ETF	32,717,774	—	—

7.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, passive foreign investment companies, wash sale loss deferrals, partnership basis adjustments, expired capital loss carryover and futures contracts. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the year ended June 30, 2017, was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Russell 3000 ETF	$7,165,276	$—	$—	$7,165,276
SPDR Russell 1000 ETF	2,397,761	—	—	2,397,761
SPDR Russell 2000 ETF	2,532,741	—	—	2,532,741
SPDR Russell 1000 Yield Focus ETF	24,013,335	34,488	—	24,047,823
SPDR Russell 1000 Momentum Focus ETF	7,114,030	—	—	7,114,030
SPDR Russell 1000 Low Volatility Focus ETF	14,895,632	20,701	—	14,916,333
SPDR S&P 500 Buyback ETF	111,367	—	—	111,367
SPDR S&P 500 Growth ETF	11,457,159	—	—	11,457,159
SPDR S&P 500 Value ETF	7,399,483	—	—	7,399,483
SPDR S&P 500 High Dividend ETF	4,572,092	—	—	4,572,092
SPDR S&P 500 Fossil Fuel Reserves Free ETF	2,246,026	69,428	—	2,315,454
SPDR S&P 1000 ETF	2,255,542	871,357	—	3,126,899
SPDR S&P 400 Mid Cap Growth ETF	5,446,474	910,060	—	6,356,534
SPDR S&P 400 Mid Cap Value ETF	6,107,669	—	—	6,107,669
SPDR S&P 600 Small Cap ETF	9,839,265	12,912,126	—	22,751,391
SPDR S&P 600 Small Cap Growth ETF	11,087,142	314,687	—	11,401,829
SPDR S&P 600 Small Cap Value ETF.	20,042,744	993,088	—	21,035,832
SPDR Global Dow ETF	1,891,051	—	—	1,891,051
SPDR Dow Jones REIT ETF	131,189,242	—	—	131,189,242
SPDR S&P Bank ETF	44,251,156	—	—	44,251,156
SPDR S&P Capital Markets ETF	2,105,865	—	—	2,105,865
SPDR S&P Insurance ETF	14,009,611	—	—	14,009,611
SPDR S&P Regional Banking ETF	47,609,991	—	—	47,609,991
SPDR Morgan Stanley Technology ETF	5,082,232	—	—	5,082,232
SPDR S&P Dividend ETF	434,104,398	54,845,347	—	488,949,745
SPDR S&P Aerospace & Defense ETF	4,995,351	—	—	4,995,351
SPDR S&P Biotech ETF	7,721,596	—	—	7,721,596
SPDR S&P Health Care Equipment ETF	75,708	—	—	75,708
SPDR S&P Health Care Services ETF	263,822	—	—	263,822
SPDR S&P Homebuilders ETF	8,085,232	—	—	8,085,232
SPDR S&P Internet ETF	106,539	—	—	106,539
SPDR S&P Metals & Mining ETF	6,288,841	—	—	6,288,841
SPDR S&P Oil & Gas Equipment & Services ETF	1,389,837	—	—	1,389,837
SPDR S&P Oil & Gas Exploration & Production ETF	17,735,760	—	—	17,735,760

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR S&P Pharmaceuticals ETF	$2,940,521	$—	$—	$2,940,521
SPDR S&P Retail ETF	5,983,739	—	—	5,983,739
SPDR S&P Semiconductor ETF	1,905,198	—	—	1,905,198
SPDR S&P Software & Services ETF	401,679	—	—	401,679
SPDR S&P Technology Hardware ETF	132,748	—	—	132,748
SPDR S&P Telecom ETF	759,502	—	—	759,502
SPDR S&P Transportation ETF	1,570,306	—	—	1,570,306
SPDR S&P 1500 Value Tilt ETF	140,557	—	—	140,557
SPDR S&P 1500 Momentum Tilt ETF	359,064	—	—	359,064
SPDR SSGA US Large Cap Low Volatility Index ETF	1,732,685	76,050	—	1,808,735
SPDR SSGA US Small Cap Low Volatility Index ETF	4,738,803	580,020	—	5,318,823
SPDR MSCI USA StrategicFactors ETF	429,512	—	—	429,512
SPDR Wells Fargo Preferred Stock ETF	29,136,996	—	—	29,136,996
SPDR FactSet Innovative Technology ETF	219,168	—	—	219,168
SPDR SSGA Gender Diversity Index ETF	18,539,665	—	—	18,539,665

The tax character of distributions paid during the year ended June 30, 2016 was as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Russell 3000 ETF	$5,829,503	$—	$—	$5,829,503
SPDR Russell 1000 ETF	1,749,803	—	—	1,749,803
SPDR Russell 2000 ETF	1,865,716	—	—	1,865,716
SPDR Russell 1000 Yield Focus ETF	6,366,691	—	—	6,366,691
SPDR Russell 1000 Momentum Focus ETF	3,435,499	—	—	3,435,499
SPDR Russell 1000 Low Volatility Focus ETF	4,339,058	—	—	4,339,058
SPDR S&P 500 Buyback ETF	256,989	—	—	256,989
SPDR S&P 500 Growth ETF	10,139,943	—	—	10,139,943
SPDR S&P 500 Value ETF	5,927,401	—	—	5,927,401
SPDR S&P 500 High Dividend ETF	436,351	3,377	—	439,728
SPDR S&P 500 Fossil Fuel Reserves Free ETF	775,092	—	—	775,092
SPDR S&P 1000 ETF	1,349,012	2,553,345	—	3,902,357
SPDR S&P 400 Mid Cap Growth ETF	3,302,293	4,395,305	—	7,697,598
SPDR S&P 400 Mid Cap Value ETF	6,898,975	—	—	6,898,975
SPDR S&P 600 Small Cap ETF	7,389,148	7,545,046	—	14,934,194
SPDR S&P 600 Small Cap Growth ETF	10,672,187	24,390,080	—	35,062,267
SPDR S&P 600 Small Cap Value ETF	14,383,697	12,167,198	—	26,550,895
SPDR Global Dow ETF	2,263,923	—	—	2,263,923
SPDR Dow Jones REIT ETF	125,941,984	—	—	125,941,984
SPDR S&P Bank ETF	45,203,374	—	—	45,203,374
SPDR S&P Capital Markets ETF	2,749,331	—	—	2,749,331
SPDR S&P Insurance ETF	9,742,845	—	—	9,742,845
SPDR S&P Regional Banking ETF	43,313,492	—	—	43,313,492
SPDR Morgan Stanley Technology ETF	4,299,227	—	—	4,299,227
SPDR S&P Dividend ETF	439,836,434	346,042,289	—	785,878,723

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR S&P Aerospace & Defense ETF	$2,171,959	$1,303,034	$—	$3,474,993
SPDR S&P Biotech ETF	9,602,797	—	—	9,602,797
SPDR S&P Health Care Equipment ETF	835,736	2,847,021	—	3,682,757
SPDR S&P Health Care Services ETF	1,924,192	—	—	1,924,192
SPDR S&P Homebuilders ETF	9,451,690	—	—	9,451,690
SPDR S&P Metals & Mining ETF	8,480,326	—	—	8,480,326
SPDR S&P Oil & Gas Equipment & Services ETF	2,988,892	—	—	2,988,892
SPDR S&P Oil & Gas Exploration & Production ETF	23,739,194	—	—	23,739,194
SPDR S&P Pharmaceuticals ETF	46,851,718	—	—	46,851,718
SPDR S&P Retail ETF	8,889,779	—	—	8,889,779
SPDR S&P Semiconductor ETF	1,263,058	—	—	1,263,058
SPDR S&P Software & Services ETF	323,266	—	—	323,266
SPDR S&P Telecom ETF	350,399	—	—	350,399
SPDR S&P Transportation ETF	2,514,275	—	—	2,514,275
SPDR S&P 1500 Value Tilt ETF	156,642	141,578	—	298,220
SPDR S&P 1500 Momentum Tilt ETF	280,813	—	—	280,813
SPDR SSGA US Large Cap Low Volatility Index ETF	990,751	280,861	—	1,271,612
SPDR SSGA US Small Cap Low Volatility Index ETF	1,362,941	—	—	1,362,941
SPDR MSCI USA StrategicFactors ETF	112,703	—	—	112,703
SPDR Wells Fargo Preferred Stock ETF	22,024,573	—	—	22,024,573
SPDR SSGA Gender Diversity Index ETF	1,506,750	—	—	1,506,750

At June 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses & Post October Capital Losses*	Total
SPDR Russell 3000 ETF	$134,693	$(487,590)	$—	$49,669,778	$(863,005)	$48,453,876
SPDR Russell 1000 ETF	—	(552,778)	—	31,921,921	—	31,369,143
SPDR Russell 2000 ETF	19,158	—	—	9,230,958	—	9,250,116
SPDR Russell 1000 Yield Focus ETF	18,145,080	—	11,414,807	28,911,535	—	58,471,422
SPDR Russell 1000 Momentum Focus ETF	5,096,640	—	20,922,327	32,456,532	—	58,475,499
SPDR Russell 1000 Low Volatility Focus ETF	13,543,266	—	8,929,869	41,676,594	—	64,149,729
SPDR S&P 500 Buyback ETF	—	(205,289)	—	592,340	—	387,051
SPDR S&P 500 Growth ETF	—	(45,027,411)	—	164,182,663	—	119,155,252
SPDR S&P 500 Value ETF	3,438,383	—	—	22,097,361	—	25,535,744
SPDR S&P 500 High Dividend ETF	208,092	—	—	3,399,580	—	3,607,672
SPDR S&P 500 Fossil Fuel Reserves Free ETF	—	—	36,237	19,983,433	—	20,019,670
SPDR S&P 1000 ETF	1,639,533	—	—	14,517,598	—	16,157,131
SPDR S&P 400 Mid Cap Growth ETF	—	—	3,867,026	67,231,635	—	71,098,661
SPDR S&P 400 Mid Cap Value ETF	8,020,427	—	—	17,675,044	—	25,695,471

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses & Post October Capital Losses*	Total
SPDR S&P 600 Small Cap ETF	$4,410,881	$—	$—	$53,091,774	$—	$57,502,655
SPDR S&P 600 Small Cap Growth ETF	—	—	45,518,271	155,018,668	—	200,536,939
SPDR S&P 600 Small Cap Value ETF	34,331,298	—	9,213,521	49,852,870	—	93,397,689
SPDR Global Dow ETF.	90,376	(19,895,283)	—	9,113,287	—	(10,691,620)
SPDR Dow Jones REIT ETF	—	(274,324,420)	—	353,858,861	—	79,534,441
SPDR S&P Bank ETF.	2,649,383	(779,148,310)	—	329,602,327	—	(446,896,600)
SPDR S&P Capital Markets ETF	—	(76,932,456)	—	11,553,821	—	(65,378,635)
SPDR S&P Insurance ETF	—	(48,917,789)	—	76,501,561	—	27,583,772
SPDR S&P Regional Banking ETF	—	(665,200,234)	—	(48,663,421)	—	(713,863,655)
SPDR Morgan Stanley Technology ETF	1,310,585	—	4,284,209	220,874,857	—	226,469,651
SPDR S&P Dividend ETF	49,721,939	—	121,348,689	3,427,380,871	—	3,598,451,499
SPDR S&P Aerospace & Defense ETF	—	(10,458,454)	—	52,292,705	—	41,834,251
SPDR S&P Biotech ETF	504,080	(1,164,818,133)	—	(221,807)	—	(1,164,535,860)
SPDR S&P Health Care Equipment ETF	565,845	—	—	18,996,644	—	19,562,489
SPDR S&P Health Care Services ETF	138,840	(18,221,116)	—	4,047,330	—	(14,034,946)
SPDR S&P Homebuilders ETF	826,386	(637,769,190)	—	(13,744,972)	—	(650,687,776)
SPDR S&P Internet ETF	288,045	—	—	589,982	—	878,027
SPDR S&P Metals & Mining ETF	—	(1,247,206,558)	—	(88,536,794)	—	(1,335,743,352)
SPDR S&P Oil & Gas Equipment & Services ETF .	—	(304,848,171)	—	(99,092,587)	—	(403,940,758)
SPDR S&P Oil & Gas Exploration & Production ETF	—	(1,777,174,867)	—	(626,648,051)	—	(2,403,822,918)
SPDR S&P Pharmaceuticals ETF	141,207	(175,245,115)	—	(48,445,064)	—	(223,548,972)
SPDR S&P Retail ETF	1,147,972	(321,599,845)	—	(107,558,809)	—	(428,010,682)
SPDR S&P Semiconductor ETF	—	(34,901,264)	—	8,986,772	—	(25,914,492)
SPDR S&P Software & Services ETF	—	—	—	12,067,037	—	12,067,037
SPDR S&P Technology Hardware ETF	266,189	—	—	735,966	—	1,002,155
SPDR S&P Telecom ETF	—	(4,596,182)	—	1,833,486	—	(2,762,696)
SPDR S&P Transportation ETF	—	(24,141,364)	—	(8,150,745)	—	(32,292,109)
SPDR S&P 1500 Value Tilt ETF	1,144	(45,765)	—	791,004	—	746,383
SPDR S&P 1500 Momentum Tilt ETF	75,204	(858,484)	—	2,388,045	—	1,604,765
SPDR SSGA US Large Cap Low Volatility Index ETF	2,165,355	—	—	5,717,603	—	7,882,958
SPDR SSGA US Small Cap Low Volatility Index ETF	8,441,274	—	3,105,761	10,646,897	—	22,193,932
SPDR MSCI USA StrategicFactors ETF	14,135	—	—	1,930,421	—	1,944,556
SPDR Wells Fargo Preferred Stock ETF	2,059,786	(21,380,027)	—	7,320,999	—	(11,999,242)

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses & Post October Capital Losses*	Total
SPDR FactSet Innovative Technology ETF	$62,663	$—	$—	$720,419	$—	$783,082
SPDR SSGA Gender Diversity Index ETF	962,125	—	—	32,625,448	—	33,587,573

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of June 30, 2017, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2018	Expiring 2019	Non-Expiring Short Term*	Non-Expiring Long Term*
SPDR Russell 3000 ETF	$—	$487,590	$—	$—
SPDR Russell 1000 ETF	234,337	227,965	73,915	16,561
SPDR S&P 500 Buyback ETF	—	—	125,522	79,767
SPDR S&P 500 Growth ETF	20,666,647	4,526,393	10,987,095	8,847,276
SPDR Global Dow ETF	9,895,403	1,919,341	—	8,080,539
SPDR Dow Jones REIT ETF	192,486,170	41,263,965	—	40,574,285
SPDR S&P Bank ETF	300,189,040	58,102,723	192,223,399	228,633,148
SPDR S&P Capital Markets ETF	28,551,883	3,599,019	8,341,409	36,440,145
SPDR S&P Insurance ETF	15,750,318	2,228,942	4,953,418	25,985,111
SPDR S&P Regional Banking ETF	150,464,974	69,415,296	219,778,083	225,541,881
SPDR S&P Aerospace & Defense ETF.	—	—	4,275,366	6,183,088
SPDR S&P Biotech ETF	48,014,729	31,726,818	743,899,047	341,177,539
SPDR S&P Health Care Services ETF	—	—	6,756,709	11,464,407
SPDR S&P Homebuilders ETF	116,404,014	6,579,404	327,070,487	187,715,285
SPDR S&P Metals & Mining ETF.	215,129,022	37,272,818	304,252,481	690,552,237
SPDR S&P Oil & Gas Equipment & Services ETF	54,465,863	10,490,714	92,236,858	147,654,736
SPDR S&P Oil & Gas Exploration & Production ETF	112,377,725	24,606,261	961,331,114	678,859,767
SPDR S&P Pharmaceuticals ETF	—	—	84,434,747	90,810,368
SPDR S&P Retail ETF	32,271,270	5,453,137	143,644,116	140,231,322
SPDR S&P Semiconductor ETF	5,691,659	1,965,596	11,162,422	16,081,587
SPDR S&P Telecom ETF	—	—	1,720,463	2,875,719
SPDR S&P Transportation ETF	—	—	5,458,152	18,683,212
SPDR S&P 1500 Value Tilt ETF	—	—	—	45,765
SPDR S&P 1500 Momentum Tilt ETF	—	—	858,484	—
SPDR Wells Fargo Preferred Stock ETF	18,976	173,528	11,805,792	9,381,731

*	Must be utilized prior to losses subject to expiration.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 3000 ETF	$366,202,105	$67,223,852	$17,554,080	$49,669,772
SPDR Russell 1000 ETF	115,677,275	34,923,575	3,001,654	31,921,921
SPDR Russell 2000 ETF	220,324,002	22,217,344	12,986,391	9,230,953
SPDR Russell 1000 Yield Focus ETF	371,067,318	40,799,393	11,887,858	28,911,535
SPDR Russell 1000 Momentum Focus ETF	436,996,070	37,663,398	5,206,866	32,456,532
SPDR Russell 1000 Low Volatility Focus ETF	390,179,579	50,736,452	9,059,858	41,676,594
SPDR S&P 500 Buyback ETF	7,803,000	986,462	394,122	592,340
SPDR S&P 500 Growth ETF.	675,199,695	176,855,828	12,673,165	164,182,663
SPDR S&P 500 Value ETF	318,490,389	35,193,862	13,096,501	22,097,361
SPDR S&P 500 High Dividend ETF	163,959,298	9,303,537	5,903,957	3,399,580
SPDR S&P 500 Fossil Fuel Reserves Free ETF	132,554,759	22,235,942	2,252,509	19,983,433
SPDR S&P 1000 ETF.	167,868,859	21,916,681	7,399,088	14,517,593
SPDR S&P 400 Mid Cap Growth ETF	510,752,702	82,003,720	14,772,096	67,231,624
SPDR S&P 400 Mid Cap Value ETF	333,634,796	33,459,836	15,784,796	17,675,040
SPDR S&P 600 Small Cap ETF.	714,682,071	104,190,679	51,098,905	53,091,774
SPDR S&P 600 Small Cap Growth ETF	1,168,033,532	200,054,479	45,035,811	155,018,668
SPDR S&P 600 Small Cap Value ETF	973,579,284	119,519,664	69,666,794	49,852,870
SPDR Global Dow ETF	79,244,017	19,569,702	10,457,502	9,112,200
SPDR Dow Jones REIT ETF	2,663,946,572	449,575,772	95,716,911	353,858,861
SPDR S&P Bank ETF	2,937,786,364	367,489,028	37,887,035	329,601,993
SPDR S&P Capital Markets ETF	93,334,536	14,575,650	3,021,829	11,553,821
SPDR S&P Insurance ETF	809,723,946	88,731,357	12,229,796	76,501,561
SPDR S&P Regional Banking ETF	3,915,023,351	67,144,215	115,808,023	(48,663,808)
SPDR Morgan Stanley Technology ETF	507,469,549	224,794,830	3,919,973	220,874,857
SPDR S&P Dividend ETF.	12,182,532,713	3,573,425,811	146,044,940	3,427,380,871
SPDR S&P Aerospace & Defense ETF.	605,383,544	56,105,013	3,812,308	52,292,705
SPDR S&P Biotech ETF.	3,796,754,518	271,718,342	271,940,149	(221,807)
SPDR S&P Health Care Equipment ETF	121,932,742	21,288,175	2,291,531	18,996,644
SPDR S&P Health Care Services ETF	113,285,292	13,904,923	9,857,593	4,047,330
SPDR S&P Homebuilders ETF	1,074,904,621	71,206,907	84,951,879	(13,744,972)
SPDR S&P Internet ETF.	3,044,421	688,858	98,876	589,982
SPDR S&P Metals & Mining ETF	797,555,282	3,754,439	92,291,233	(88,536,794)
SPDR S&P Oil & Gas Equipment & Services ETF	371,198,193	3,961,790	103,054,377	(99,092,587)
SPDR S&P Oil & Gas Exploration & Production ETF	3,031,566,222	6,146,222	632,794,273	(626,648,051)
SPDR S&P Pharmaceuticals ETF	517,773,186	31,024,856	79,469,920	(48,445,064)
SPDR S&P Retail ETF	563,884,409	1,246,639	108,805,448	(107,558,809)
SPDR S&P Semiconductor ETF	307,977,406	23,891,099	14,904,327	8,986,772
SPDR S&P Software & Services ETF	47,479,327	13,053,841	986,804	12,067,037
SPDR S&P Technology Hardware ETF	2,879,289	846,977	111,011	735,966
SPDR S&P Telecom ETF	82,887,520	6,915,654	5,082,168	1,833,486

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Transportation ETF	$195,975,962	$14,163,072	$22,313,817	$(8,150,745)
SPDR S&P 1500 Value Tilt ETF	8,464,461	1,138,614	347,610	791,004
SPDR S&P 1500 Momentum Tilt ETF	17,958,335	2,537,981	149,937	2,388,044
SPDR SSGA US Large Cap Low Volatility Index ETF	71,813,710	6,925,325	1,207,722	5,717,603
SPDR SSGA US Small Cap Low Volatility Index ETF	204,481,665	17,662,843	7,015,946	10,646,897
SPDR MSCI USA StrategicFactors ETF	39,871,344	2,524,881	594,460	1,930,421
SPDR Wells Fargo Preferred Stock ETF	542,706,034	10,076,023	2,755,024	7,320,999
SPDR FactSet Innovative Technology ETF	6,761,353	987,710	267,291	720,419
SPDR SSGA Gender Diversity Index ETF	289,199,155	43,535,238	10,909,790	32,625,448

9.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2017 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR Russell 3000 ETF	$7,220,069	$1,424,445	$5,967,442	$7,391,887
SPDR Russell 1000 ETF	2,296,175	245,172	2,098,355	2,343,527
SPDR Russell 2000 ETF	18,199,433	5,558,769	13,163,715	18,722,484
SPDR Russell 1000 Yield Focus ETF	21,561,186	3,242,093	18,753,531	21,995,624
SPDR Russell 1000 Momentum Focus ETF	4,890,030	291,833	4,708,638	5,000,471
SPDR Russell 1000 Low Volatility Focus ETF	12,490,035	—	12,756,792	12,756,792
SPDR S&P 500 Growth ETF	7,201,585	111,901	7,222,657	7,334,558
SPDR S&P 500 Value ETF	2,190,522	201,410	2,041,965	2,243,375

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
SPDR S&P 1000 ETF	$12,786,536	$2,122,429	$10,993,038	$13,115,467
SPDR S&P 400 Mid Cap Growth ETF.	34,072,054	5,370,521	29,414,673	34,785,194
SPDR S&P 400 Mid Cap Value ETF	23,693,925	3,435,702	20,927,416	24,363,118
SPDR S&P 600 Small Cap ETF	71,422,900	15,886,619	57,413,890	73,300,509
SPDR S&P 600 Small Cap Growth ETF	126,186,992	24,444,615	104,965,808	129,410,423
SPDR S&P 600 Small Cap Value ETF	78,428,372	23,161,212	57,391,703	80,552,915
SPDR Global Dow ETF	1,001,986	599,627	440,252	1,039,879
SPDR Dow Jones REIT ETF	43,302,892	4,414,810	40,019,725	44,434,535
SPDR S&P Bank ETF	26,237,025	586,781	26,604,550	27,191,331
SPDR S&P Capital Markets ETF	9,913,648	1,848,473	8,390,152	10,238,625
SPDR S&P Insurance ETF	15,166,963	1,523,155	14,251,487	15,774,642
SPDR S&P Regional Banking ETF	92,335,288	20,974,581	74,143,926	95,118,507
SPDR Morgan Stanley Technology ETF.	41,697,824	16,897,273	25,542,144	42,439,417
SPDR S&P Dividend ETF	461,329,520	152,097,469	316,911,585	469,009,054
SPDR S&P Aerospace & Defense ETF	51,979,061	6,711,712	45,772,404	52,484,116
SPDR S&P Biotech ETF	788,490,576	247,643,061	580,355,445	827,998,506
SPDR S&P Health Care Equipment ETF	18,455,305	—	18,742,346	18,742,346
SPDR S&P Health Care Services ETF	7,347,488	1,432,587	6,182,973	7,615,560
SPDR S&P Homebuilders ETF	73,717,521	9,981,598	65,230,866	75,212,464
SPDR S&P Internet ETF	472,241	263,897	220,079	483,976
SPDR S&P Metals & Mining ETF	84,349,464	17,092,936	71,072,615	88,165,551
SPDR S&P Oil & Gas Equipment & Services ETF	49,134,978	14,191,051	36,904,624	51,095,675
SPDR S&P Oil & Gas Exploration & Production ETF	193,062,619	86,190,306	113,223,774	199,414,080
SPDR S&P Pharmaceuticals ETF	47,786,393	15,391,617	34,325,877	49,717,494
SPDR S&P Retail ETF.	29,681,026	9,902,611	20,424,629	30,327,240
SPDR S&P Semiconductor ETF	34,191,512	5,441,660	29,957,054	35,398,714
SPDR S&P Software & Services ETF	9,075,702	93,815	9,172,643	9,266,458
SPDR S&P Technology Hardware ETF	462,869	17,969	470,249	488,218
SPDR S&P Telecom ETF	19,217,186	7,302,367	12,651,233	19,953,600
SPDR S&P Transportation ETF	29,913,348	5,012,644	25,338,680	30,351,324
SPDR S&P 1500 Value Tilt ETF	316,306	35,435	288,417	323,852
SPDR S&P 1500 Momentum Tilt ETF.	345,574	20,201	333,700	353,901
SPDR SSGA US Large Cap Low Volatility Index ETF	3,314,934	—	3,396,885	3,396,885
SPDR SSGA US Small Cap Low Volatility Index ETF	18,467,385	3,879,856	15,104,287	18,984,143
SPDR Wells Fargo Preferred Stock ETF.	13,454,033	13,741,613	—	13,741,613
SPDR FactSet Innovative Technology ETF	1,165,502	498,534	694,263	1,192,797
SPDR SSGA Gender Diversity Index ETF	6,055,566	313,614	5,888,520	6,202,134

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2017:

SPDR Russell 3000 ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,424,445	$—	$—	$—	$1,424,445

Total Borrowings	$1,424,445	$—	$—	$—	$1,424,445

Gross amount of recognized liabilities for securities lending transactions					$1,424,445

SPDR	Russell 1000 ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks.	$245,172	$—	$—	$—	$245,172

Total Borrowings	$245,172	$—	$—	$—	$245,172

Gross amount of recognized liabilities for securities lending transactions					$245,172

SPDR Russell 2000 ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,558,769	$—	$—	$—	$5,558,769

Total Borrowings	$5,558,769	$—	$—	$—	$5,558,769

Gross amount of recognized liabilities for securities lending transactions					$5,558,769

SPDR Russell 1000 Yield Focus ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,242,093	$—	$—	$—	$3,242,093

Total Borrowings	$3,242,093	$—	$—	$—	$3,242,093

Gross amount of recognized liabilities for securities lending transactions					$3,242,093

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR Russell 1000 Momentum Focus ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks.	$291,833	$—	$—	$—	$291,833

Total Borrowings	$291,833	$—	$—	$—	$291,833

Gross amount of recognized liabilities for securities lending transactions					$291,833

SPDR S&P 500 Growth ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks.	$111,901	$—	$—	$—	$111,901

Total Borrowings	$111,901	$—	$—	$—	$111,901

Gross amount of recognized liabilities for securities lending transactions					$111,901

SPDR S&P 500 Value ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks.	$201,410	$—	$—	$—	$201,410

Total Borrowings	$201,410	$—	$—	$—	$201,410

Gross amount of recognized liabilities for securities lending transactions					$201,410

SPDR S&P 1000 ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,122,429	$—	$—	$—	$2,122,429

Total Borrowings	$2,122,429	$—	$—	$—	$2,122,429

Gross amount of recognized liabilities for securities lending transactions					$2,122,429

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR S&P 400 Mid Cap Growth ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,370,521	$—	$—	$—	$5,370,521

Total Borrowings	$5,370,521	$—	$—	$—	$5,370,521

Gross amount of recognized liabilities for securities lending transactions					$5,370,521

SPDR S&P 400 Mid Cap Value ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,435,702	$—	$—	$—	$3,435,702

Total Borrowings	$3,435,702	$—	$—	$—	$3,435,702

Gross amount of recognized liabilities for securities lending transactions					$3,435,702

SPDR S&P 600 Small Cap ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$15,886,619	$—	$—	$—	$15,886,619

Total Borrowings	$15,886,619	$—	$—	$—	$15,886,619

Gross amount of recognized liabilities for securities lending transactions					$15,886,619

SPDR S&P 600 Small Cap Growth ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$24,444,615	$—	$—	$—	$24,444,615

Total Borrowings	$24,444,615	$—	$—	$—	$24,444,615

Gross amount of recognized liabilities for securities lending transactions					$24,444,615

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR S&P 600 Small Cap Value ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$23,161,212	$—	$—	$—	$23,161,212

Total Borrowings	$23,161,212	$—	$—	$—	$23,161,212

Gross amount of recognized liabilities for securities lending transactions					$23,161,212

SPDR Global Dow ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks.	$599,627	$—	$—	$—	$599,627

Total Borrowings	$599,627	$—	$—	$—	$599,627

Gross amount of recognized liabilities for securities lending transactions					$599,627

SPDR Dow Jones REIT ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,414,810	$—	$—	$—	$4,414,810

Total Borrowings	$4,414,810	$—	$—	$—	$4,414,810

Gross amount of recognized liabilities for securities lending transactions					$4,414,810

SPDR S&P Bank ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks.	$586,781	$—	$—	$—	$586,781

Total Borrowings	$586,781	$—	$—	$—	$586,781

Gross amount of recognized liabilities for securities lending transactions					$586,781

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR S&P Capital Markets ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,848,473	$—	$—	$—	$1,848,473

Total Borrowings	$1,848,473	$—	$—	$—	$1,848,473

Gross amount of recognized liabilities for securities lending transactions					$1,848,473

SPDR S&P Insurance ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,523,155	$—	$—	$—	$1,523,155

Total Borrowings	$1,523,155	$—	$—	$—	$1,523,155

Gross amount of recognized liabilities for securities lending transactions					$1,523,155

SPDR S&P Regional Banking ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$20,974,581	$—	$—	$—	$20,974,581

Total Borrowings	$20,974,581	$—	$—	$—	$20,974,581

Gross amount of recognized liabilities for securities lending transactions					$20,974,581

SPDR Morgan Stanley Technology ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$16,897,273	$—	$—	$—	$16,897,273

Total Borrowings	$16,897,273	$—	$—	$—	$16,897,273

Gross amount of recognized liabilities for securities lending transactions					$16,897,273

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR S&P Dividend ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$152,097,469	$—	$—	$—	$152,097,469

Total Borrowings	$152,097,469	$—	$—	$—	$152,097,469

Gross amount of recognized liabilities for securities lending transactions					$152,097,469

SPDR S&P Aerospace & Defense ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$6,711,712	$—	$—	$—	$6,711,712

Total Borrowings	$6,711,712	$—	$—	$—	$6,711,712

Gross amount of recognized liabilities for securities lending transactions					$6,711,712

SPDR S&P Biotech ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$247,643,061	$—	$—	$—	$247,643,061

Total Borrowings	$247,643,061	$—	$—	$—	$247,643,061

Gross amount of recognized liabilities for securities lending transactions					$247,643,061

SPDR S&P Health Care Services ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,432,587	$—	$—	$—	$1,432,587

Total Borrowings	$1,432,587	$—	$—	$—	$1,432,587

Gross amount of recognized liabilities for securities lending transactions					$1,432,587

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR S&P Homebuilders ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$9,981,598	$—	$—	$—	$9,981,598

Total Borrowings	$9,981,598	$—	$—	$—	$9,981,598

Gross amount of recognized liabilities for securities lending transactions					$9,981,598

SPDR S&P Internet ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$263,897	$—	$—	$—	$263,897

Total Borrowings	$263,897	$—	$—	$—	$263,897

Gross amount of recognized liabilities for securities lending transactions					$263,897

SPDR S&P Metals & Mining ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$17,092,936	$—	$—	$—	$17,092,936

Total Borrowings	$17,092,936	$—	$—	$—	$17,092,936

Gross amount of recognized liabilities for securities lending transactions					$17,092,936

SPDR S&P Oil & Gas Equipment & Services ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$14,191,051	$—	$—	$—	$14,191,051

Total Borrowings	$14,191,051	$—	$—	$—	$14,191,051

Gross amount of recognized liabilities for securities lending transactions					$14,191,051

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR S&P Oil & Gas Exploration & Production ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$86,190,306	$—	$—	$—	$86,190,306

Total Borrowings	$86,190,306	$—	$—	$—	$86,190,306

Gross amount of recognized liabilities for securities lending transactions					$86,190,306

SPDR S&P Pharmaceuticals ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$15,391,617	$—	$—	$—	$15,391,617

Total Borrowings	$15,391,617	$—	$—	$—	$15,391,617

Gross amount of recognized liabilities for securities lending transactions					$15,391,617

SPDR S&P Retail ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$9,902,611	$—	$—	$—	$9,902,611

Total Borrowings	$9,902,611	$—	$—	$—	$9,902,611

Gross amount of recognized liabilities for securities lending transactions					$9,902,611

SPDR S&P Semiconductor ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,441,660	$—	$—	$—	$5,441,660

Total Borrowings	$5,441,660	$—	$—	$—	$5,441,660

Gross amount of recognized liabilities for securities lending transactions					$5,441,660

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR S&P Software & Services ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$93,815	$—	$—	$—	$93,815

Total Borrowings	$93,815	$—	$—	$—	$93,815

Gross amount of recognized liabilities for securities lending transactions					$93,815

SPDR S&P Technology Hardware ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$17,969	$—	$—	$—	$17,969

Total Borrowings	$17,969	$—	$—	$—	$17,969

Gross amount of recognized liabilities for securities lending transactions					$17,969

SPDR S&P Telecom ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$7,302,367	$—	$—	$—	$7,302,367

Total Borrowings	$7,302,367	$—	$—	$—	$7,302,367

Gross amount of recognized liabilities for securities lending transactions					$7,302,367

SPDR S&P Transportation ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$5,012,644	$—	$—	$—	$5,012,644

Total Borrowings	$5,012,644	$—	$—	$—	$5,012,644

Gross amount of recognized liabilities for securities lending transactions					$5,012,644

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR S&P 1500 Value Tilt ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$35,435	$—	$—	$—	$35,435

Total Borrowings	$35,435	$—	$—	$—	$35,435

Gross amount of recognized liabilities for securities lending transactions					$35,435

SPDR S&P 1500 Momentum Tilt ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$20,201	$—	$—	$—	$20,201

Total Borrowings	$20,201	$—	$—	$—	$20,201

Gross amount of recognized liabilities for securities lending transactions					$20,201

SPDR SSGA US Small Cap Low Volatility Index ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,879,856	$—	$—	$—	$3,879,856

Total Borrowings	$3,879,856	$—	$—	$—	$3,879,856

Gross amount of recognized liabilities for securities lending transactions					$3,879,856

SPDR Wells Fargo Preferred Stock ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Preferred Stocks	$13,741,613	$—	$—	$—	$13,741,613

Total Borrowings	$13,741,613	$—	$—	$—	$13,741,613

Gross amount of recognized liabilities for securities lending transactions					$13,741,613

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR FactSet Innovative Technology ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$498,534	$—	$—	$—	$498,534

Total Borrowings	$498,534	$—	$—	$—	$498,534

Gross amount of recognized liabilities for securities lending transactions					$498,534

SPDR SSGA Gender Diversity Index ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$313,614	$—	$—	$—	$313,614

Total Borrowings	$313,614	$—	$—	$—	$313,614

Gross amount of recognized liabilities for securities lending transactions					$313,614

10.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The agreement expires October 12, 2017, unless extended or renewed. Prior to October 13, 2016, the Participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The following Funds participate in the credit facility as of period ended June 30, 2017:

SPDR Global Dow ETF

SPDR Wells Fargo Preferred Stock ETF

Prior to October 13, 2016, the following Funds participated in the credit facility:

SPDR Global Dow ETF

SPDR S&P Health Care Services ETF

SPDR S&P Aerospace and Defense ETF

SPDR S&P Bank ETF

SPDR S&P Biotech ETF

SPDR S&P Capital Markets ETF

SPDR S&P Health Care Equipment ETF

SPDR S&P Homebuilders ETF

SPDR S&P Insurance ETF

SPDR S&P Metals & Mining ETF

SPDR S&P Oil & Gas Equipment & Services ETF

SPDR S&P Oil & Gas Exploration & Production ETF

SPDR S&P Pharmaceuticals ETF

SPDR S&P Regional Banking ETF

SPDR S&P Retail ETF

SPDR S&P Semiconductor ETF

SPDR S&P Software & Services ETF

SPDR S&P Telecom ETF

SPDR S&P Transportation ETF

SPDR Wells Fargo Preferred Stock ETF

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Bank Rate and 1-month LIBOR Rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Funds had no outstanding loans as of June 30, 2017.

11.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

12.	Stock Splits

The Board authorized a 2-for-1 stock split for the SPDR Morgan Stanley Technology ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, and SPDR S&P Transportation ETF effective after the close of trading on September 8, 2015 for the shareholders of record on September 8, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Funds. The Board approved a 3-for-1 share split for the SPDR S&P Biotech ETF effective after the close of trading on September 8, 2015 for the shareholders of record on September 8, 2015. The impact of the stock split was to increase the number of shares outstanding by a factor of 3, while decreasing the NAV per share by a factor of 3, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.

13.	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Funds and concluded that it will be limited to additional disclosures.

14.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SPDR Russell 3000 ETF, SPDR Russell 1000 ETF, SPDR Russell 2000 ETF, SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 500 Buyback ETF, SPDR S&P 500 Growth ETF, SPDR S&P 500 Value ETF, SPDR S&P 500 High Dividend ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P 1000 ETF (formerly SPDR Russell Small Cap Completeness ETF), SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR Global Dow ETF, SPDR Dow Jones REIT ETF, SPDR S&P Bank ETF, SPDR S&P Capital Markets ETF, SPDR S&P Insurance ETF, SPDR S&P Regional Banking ETF, SPDR Morgan Stanley Technology ETF, SPDR S&P Dividend ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Biotech ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Homebuilders ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Oil & Gas Exploration & Production ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Technology Hardware ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF (formerly, SPDR Russell 1000 Low Volatility ETF), SPDR SSGA US Small Cap Low Volatility Index ETF (formerly, SPDR Russell 2000 Low Volatility ETF), SPDR MSCI USA StrategicFactors ETF, SPDR Wells Fargo Preferred Stock ETF, SPDR FactSet Innovative Technology ETF and SPDR SSGA Gender Diversity Index ETF (collectively, the “Funds”) (forty-nine of the portfolios constituting SPDR® Series Trust) as of June 30, 2017, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers or others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of SPDR® Series Trust at June 30, 2017, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2017

SPDR SERIES TRUST

OTHER INFORMATION

June 30, 2017 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 3000 ETF	0.10%	$1,088.50	$0.52	$1,024.30	$0.50
SPDR Russell 1000 ETF	0.10	1,092.10	0.52	1,024.30	0.50
SPDR Russell 2000 ETF	0.10	1,049.90	0.51	1,024.30	0.50
SPDR Russell 1000 Yield Focus ETF	0.20	1,051.10	1.02	1,023.80	1.00
SPDR Russell 1000 Momentum Focus ETF	0.20	1,071.50	1.03	1,023.80	1.00
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,076.70	1.03	1,023.80	1.00
SPDR S&P 500 Buyback ETF	0.35	1,075.30	1.80	1,023.10	1.76
SPDR S&P 500 Growth ETF	0.15	1,132.10	0.79	1,024.10	0.75
SPDR S&P 500 Value ETF	0.15	1,047.90	0.76	1,024.10	0.75
SPDR S&P 500 High Dividend ETF	0.12	1,031.70	0.60	1,024.20	0.60
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	1,105.10	1.04	1,023.80	1.00
SPDR S&P 1000 ETF	0.10	1,049.80	0.51	1,024.30	0.50
SPDR S&P 400 Mid Cap Growth ETF	0.15	1,084.80	0.78	1,024.10	0.75
SPDR S&P 400 Mid Cap Value ETF	0.15	1,032.10	0.76	1,024.10	0.75
SPDR S&P 600 Small Cap ETF	0.15	1,027.80	0.75	1,024.10	0.75
SPDR S&P 600 Small Cap Growth ETF	0.15	1,045.10	0.76	1,024.10	0.75

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR S&P 600 Small Cap Value ETF	0.15%	$1,009.50	$0.75	$1,024.10	$0.75
SPDR Global Dow ETF	0.50	1,108.90	2.61	1,022.30	2.51
SPDR Dow Jones REIT ETF	0.25	1,012.20	1.25	1,023.60	1.25
SPDR S&P Bank ETF	0.35	1,008.30	1.74	1,023.10	1.76
SPDR S&P Capital Markets ETF	0.35	1,108.40	1.83	1,023.10	1.76
SPDR S&P Insurance ETF	0.35	1,070.70	1.80	1,023.10	1.76
SPDR S&P Regional Banking ETF	0.35	996.90	1.73	1,023.10	1.76
SPDR Morgan Stanley Technology ETF	0.35	1,207.40	1.92	1,023.10	1.76
SPDR S&P Dividend ETF	0.35	1,051.80	1.78	1,023.10	1.76
SPDR S&P Aerospace & Defense ETF	0.35	1,114.10	1.83	1,023.10	1.76
SPDR S&P Biotech ETF	0.35	1,305.50	2.00	1,023.10	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,230.90	1.94	1,023.10	1.76
SPDR S&P Health Care Services ETF	0.35	1,227.70	1.93	1,023.10	1.76
SPDR S&P Homebuilders ETF	0.35	1,142.20	1.86	1,023.10	1.76
SPDR S&P Internet ETF	0.35	1,180.20	1.89	1,023.10	1.76
SPDR S&P Metals & Mining ETF	0.35	987.50	1.72	1,023.10	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	695.70	1.47	1,023.10	1.76
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	773.40	1.54	1,023.10	1.76
SPDR S&P Pharmaceuticals ETF	0.35	1,104.20	1.83	1,023.10	1.76
SPDR S&P Retail ETF	0.35	930.30	1.68	1,023.10	1.76
SPDR S&P Semiconductor ETF	0.35	1,103.50	1.83	1,023.10	1.76
SPDR S&P Software & Services ETF	0.35	1,149.50	1.87	1,023.10	1.76
SPDR S&P Technology Hardware ETF	0.35	1,150.80	1.87	1,023.10	1.76
SPDR S&P Telecom ETF	0.35	1,023.10	1.76	1,023.10	1.76
SPDR S&P Transportation ETF	0.35	1,030.10	1.76	1,023.10	1.76
SPDR S&P 1500 Value Tilt ETF	0.12	1,055.20	0.61	1,024.20	0.60
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,092.50	0.62	1,024.20	0.60
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,087.60	0.62	1,024.20	0.60
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	993.60	0.59	1,024.20	0.60
SPDR MSCI USA StrategicFactors ETF	0.15	1,087.30	0.78	1,024.10	0.75
SPDR Wells Fargo Preferred Stock ETF	0.45	1,096.70	2.34	1,022.60	2.26
SPDR FactSet Innovative Technology ETF	0.45	1,196.40	2.45	1,022.60	2.26
SPDR SSGA Gender Diversity Index ETF	0.20	1,083.50	1.03	1,023.80	1.00

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2017.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2017 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

Each fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2017:

Amount
SPDR Russell 1000 Yield Focus ETF	$34,488
SPDR Russell 1000 Low Volatility Focus ETF	274,731
SPDR S&P 500 Value ETF	2,604,450
SPDR S&P 500 High Dividend ETF	13,723
SPDR S&P 500 Fossil Fuel Reserves Free ETF	74,376
SPDR S&P 1000 ETF	1,650,472
SPDR S&P 400 Mid Cap Growth ETF	4,787,872
SPDR S&P 400 Mid Cap Value ETF	4,100,527
SPDR S&P 600 Small Cap ETF	26,445,321
SPDR S&P 600 Small Cap Growth ETF	2,888,940
SPDR S&P 600 Small Cap Value ETF	7,803,065
SPDR Morgan Stanley Technology ETF	2,547,889
SPDR S&P Dividend ETF	216,986,742
SPDR SSGA US Large Cap Low Volatility Index ETF	900,293
SPDR SSGA US Small Cap Low Volatility Index ETF	1,054,170
SPDR FactSet Innovative Technology ETF	617

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended June 30, 2017, the total amount of foreign taxes that will be passed through are:

Amount
SPDR Global Dow ETF	$95,269

The amount of foreign source income earned on the Fund during the year ended June 30, 2017 were as follows:

Amount
SPDR Global Dow ETF	$1,354,070

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC’s website, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At an in-person meeting held prior to June 30, 2017, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational equity series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.

Investment Performance

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking, noting that each Current ETF satisfactorily tracked its benchmark index.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

Fees Charged to Comparable Funds

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

Conclusion

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	179	None.
DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	179	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	179	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	179	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	179	The Motley Fool Funds Trust (Trustee).

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	255	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Fund Management, Inc. serves as investment adviser.
*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005-present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
JESSE D. HALLEE State Street Bank and Trust Company One Hundred Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 to present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).**
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Summer Street, SUM 0703 Boston, MA 02111 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*, **
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*

SPDR SERIES TRUST

OTHER INFORMATION (continued)

June 30, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) With Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-866-787-2257.

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Dan Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

111 Pennsylvania Avenue NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust — Equity Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

The Russell 1000® Index, Russell 2000® Index, Russell 3000® Index, and Russell Small Cap Completeness® Index are trademarks of Russell Investment Group and have been licensed for use by State Street Bank and Trust Company through its State Street Global Advisors Division. The Products are not sponsored, endorsed, sold or promoted by Russell Investment Group and Russell Investment Group makes no representation regarding the advisability of investing in the Product.

Barclays is a trademark of Barclays, Inc. and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. SPDR Barclays ETFs are not sponsored by, endorsed, sold or promoted by Barclays, Inc. and Barclays makes no representation regarding the advisability of investing in them.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

DoubleLine is a registered trademark of DoubleLine Capital LP.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500, SPDR S&P MidCap 400 and SPDR Dow Jones Industrial Average, each an unit investment trust. ALPS Portfolio Solutions Distributor, Inc. is distributor for The Select Sector SPDR Trust. ALPS Distributors, Inc. and ALPS Portfolio Solutions Distributor, Inc. are not affiliated with State Street Global Advisors Funds Distributors, LLC.

Distributor: State Street Global Advisors Funds Distributors, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Nuveen Asset Management, Massachusetts Financial Services Company & DoubleLine Capital LP as sub-advisers for certain series of the Trust.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

© 2017 State Street Corporation -All Rights Reserved SPDREQTYAR IBG-24504

Annual Report

30 June 2017

SPDR® Series Trust – Fixed Income Funds

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

NOTE TO PERFORMANCE SUMMARY (UNAUDITED)

The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

1

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 0.31%, and the total return for the Index was 0.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses primarily contributed to the difference between the Fund’s performance and that of the Index. The Fund also maintained a very small holding in cash for operating purposes.

The Federal Open Market Committee’s (FOMC) interest rate policy, the debt ceiling issue in Congress, and SEC money market fund reform were the primary factors that affected Fund performance for the Reporting Period. Demand for short maturity T-bills remained high throughout the Reporting Period as investors preferred liquidity and safety of principal as global capital markets were volatile in the face of economic and political uncertainty. During the fall of 2016, the Treasury increased bill supply to meet investor demand as nearly $1 trillion in assets shifted from Prime strategies to Government strategies as a result of money market fund reform. The Treasury grew their cash balance to a target of approximately $400 billion throughout this transition period. The FOMC delivered a 25 basis point increase in their target rate range to 0.50-0.75% in December. Through the first quarter of 2017, the Treasury reduced bill supply to meet the March 15th debt limit threshold and brought their cash balance down to $23 billion. The FOMC also increased their target rate range on March 15th to 0.75%-1.00%. For the second quarter of 2017, the Treasury again expanded bill issuance and increased their cash balance to $250 billion by using “extraordinary measure provisions,” allowing them to expand borrowing capacity. Again, the FOMC increased their target rate range on June 14th to 1.00%-1.25%. The increases in administered rates were the largest contributor to the Fund’s increased returns year-over-year.

Given the identical credit quality and similar short durations of all the Fund’s holdings, there were no outliers from a performance contribution standpoint at the individual security level.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index*	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index*
ONE YEAR	0.31%	0.28%	0.45%	0.31%	0.28%	0.45%
FIVE YEARS	0.07%	0.08%	0.71%	0.01%	0.02%	0.14%
TEN YEARS	4.01%	3.97%	5.16%	0.39%	0.39%	0.50%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
U.S. Treasury Bill 9.43% 9/14/2017	13.6%
U.S. Treasury Bill 8.92% 8/17/2017	13.3
U.S. Treasury Bill 9.69% 9/21/2017	11.0
U.S. Treasury Bill 10.16% 9/28/2017	11.0
U.S. Treasury Bill 8.69% 8/03/2017	10.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
U.S. Treasury Obligations	99.8%
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0)**
TOTAL	100.0%

**	Less than 0.05% of net assets.

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.14%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

3

SPDR BLOOMBERG BARCLAYS TIPS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -0.82%, and the Index was -0.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Fiscal stimulus expectations, inflation forecasts and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising UK referendum result drove Fund performance over the third quarter of 2016. Additionally, inflation data remained relatively close to the Fed’s 2% inflation target, therefore supporting inflation protected securities and the Fund’s performance. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury inflation protected yields to back up, causing negative Fund performance. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. Similar to the third quarter of 2016, inflation data remained relatively close to the Fed’s 2% inflation target, supporting TIPS’ performance vs. U.S. Treasury notes. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus; U.S. treasury rates rallied which supported the Fund’s performance. The Fed moved short term rates higher in March by 25 basis points, somewhat of a surprise to market forecasts. Relatively in-line inflation data over the quarter provided support for the Fund as well. In the second quarter of 2017, weakening inflation data out of the U.S. highlighted the potential slowdown in inflation momentum and dampened the Fund’s TIPS holdings relative to U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

4

SPDR BLOOMBERG BARCLAYS TIPS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index*
ONE YEAR	–0.82%	–0.93%	–0.67%	–0.82%	–0.93%	–0.67%
FIVE YEARS	0.61%	0.49%	1.45%	0.12%	0.10%	0.29%
TEN YEARS	50.67%	50.66%	52.94%	4.18%	4.18%	4.34%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays U.S. Government Inflation-linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2020	4.3%
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2019	4.3
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	3.8
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.6
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	0.0 **
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

**	Less than 0.05% of net assets.

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

5

SPDR BLOOMBERG BARCLAYS 0-5 YEAR TIPS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays 0-5 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 0-5 year inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 0-5 Year US Government Inflation-Linked Bond Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 0.19%, and the Index was 0.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Fiscal stimulus expectations, inflation forecasts and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. Additionally, inflation data remained relatively close to the Fed’s 2% inflation target, therefore supporting inflation protected securities and the Fund’s performance. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury inflation protected yields to back up, causing negative Fund performance. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. Similar to the third quarter of 2016, inflation data remained relatively close to the Fed’s 2% inflation target, supporting TIPS’ performance vs. U.S. Treasury notes. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus; U.S. treasury rates rallied which supported the Fund’s performance. The Fed moved short term rates higher in March by 25 basis points, somewhat of a surprise to market forecasts. Relatively in-line inflation data over the quarter provided support for the Fund as well. In the second quarter of 2017, weakening inflation data out of the U.S. highlighted the potential slowdown in inflation momentum and dampened the Fund’s TIPS holdings relative to U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

6

SPDR BLOOMBERG BARCLAYS 0-5 YEAR TIPS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 0-5 Year US Government Inflation-Linked Bond Index*	Net Asset Value	Market Value	Bloomberg Barclays 0-5 Year US Government Inflation-Linked Bond Index*
ONE YEAR (1)	0.19%	0.66%	0.35%	0.19%	0.66%	0.35%
SINCE INCEPTION (2)	0.83%	1.07%	1.37%	0.25%	0.32%	0.41%

(1)	The total return reported does not agree to total return reported on financial highlights due to as of activity on June 30, 2017.
(2)	For the period February 26, 2014 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/26/14, 2/27/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays 0-5 Year US Government Inflation-linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity less than 5 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. The Index includes publicly issued, TIPS that have less than 5 years remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2018	10.9%
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2020	10.9
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2019	10.9
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	9.6
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	9.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays 0-5 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

7

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -0.41%, and the Index was -0.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Fiscal stimulus expectations, inflation forecasts and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. Additionally, inflation data remained relatively close to the Fed’s 2% inflation target, therefore supporting inflation protected securities and the Fund’s performance. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury inflation protected yields to back up, causing negative Fund performance. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. Similar to the third quarter of 2016, inflation data remained relatively close to the Fed’s 2% inflation target, supporting TIPS’ performance vs. U.S. Treasury notes. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus; U.S. treasury rates rallied which supported the Fund’s performance. The Fed moved short term rates higher in March by 25 basis points, somewhat of a surprise to market forecasts. Relatively in-line inflation data over the quarter provided support for the Fund as well. In the second quarter of 2017, weakening inflation data out of the U.S. highlighted the potential slowdown in inflation momentum and dampened the Fund’s TIPS holdings relative to U.S. Treasuries.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

8

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation- Linked Bond Index*	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation- Linked Bond Index*
ONE YEAR	–0.41%	–0.88%	–0.26%	–0.41%	–0.88%	–0.26%
SINCE INCEPTION (1)	0.82%	0.81%	1.44%	0.20%	0.20%	0.35%

(1)	For the period May 29, 2013 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays 1-10 Year Government Inflation-linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity greater than or equal to 1 year and less than 10 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2020	5.7%
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2019	5.7
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	5.0
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	4.8
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2022	4.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

**	Less than 0.05% of net assets.

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

9

SPDR BLOOMBERG BARCLAYS SHORT TERM TREASURY ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 1-5 Year U.S. Treasury Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -0.67%, and the Index was -0.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus expectations and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury yields to back up, causing negative Fund performance. Additionally, the Fed raised rates by 25 basis points in December. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. and positive economic data provided support for credit assets. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. Consequently, U.S. treasury rates rallied which supported the Fund’s performance. The Fed moved short term rates higher in March by 25 basis points and began to signal a desire to shrink their balance sheet. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s performance. Additionally, weakening inflation data out of the U.S. enhanced the market’s growing concern that the Federal Open Market Committee’s June rate hike would be the last before the December meeting. U.S. Treasury rates continued their rally and credit spreads remained unchanged.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

10

SPDR BLOOMBERG BARCLAYS SHORT TERM TREASURY ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-5 Year U.S. Treasury Index*	Net Asset Value	Market Value	Bloomberg Barclays 1-5 Year U.S. Treasury Index*
ONE YEAR	–0.67%	–0.67%	–0.57%	–0.67%	–0.67%	–0.57%
FIVE YEARS	3.82%	4.07%	4.33%	0.75%	0.80%	0.85%
SINCE INCEPTION (1)	4.33%	4.35%	4.93%	0.76%	0.76%	0.87%

(1)	For the period November 30, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays 1-5 Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 5 years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Treasury Notes 1.25% 11/30/2018	1.9%
Treasury Notes 3.13% 5/15/2019	1.7
Treasury Notes 1.38% 4/30/2020	1.6
Treasury Notes 2.63% 11/15/2020	1.6
Treasury Notes 1.13% 6/30/2021	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
U.S. Treasury Obligations	99.5%
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Short Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.10%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

11

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Treasury market. The Fund’s benchmark is Bloomberg Barclays Intermediate U.S. Treasury Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -1.42%, and the Index was -1.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus expectations and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result in support of exiting the European Union drove Fund performance over the third quarter of 2016. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury yields to back up, causing negative Fund performance. Additionally, the Fed raised rates by 25 basis points in December. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. and positive economic data provided support for credit assets. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. Consequently, U.S. treasury rates rallied which supported the Fund’s performance. The Fed moved short term rates higher in March by 25 basis points and began to signal a desire to shrink their balance sheet. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s performance. Additionally, weakening inflation data out of the U.S. enhanced the market’s growing concern that the Federal Open Market Committee’s June rate hike would be the last before the December meeting. U.S. Treasury rates continued their rally and credit spreads remained unchanged.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

12

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM TREASURY ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Intermediate U.S. Treasury Index*	Net Asset Value	Market Value	Bloomberg Barclays Intermediate U.S. Treasury Index*
ONE YEAR	–1.42%	–1.43%	–1.33%	–1.42%	–1.43%	–1.33%
FIVE YEARS	4.82%	4.85%	5.39%	0.95%	0.95%	1.06%
TEN YEARS	39.55%	39.54%	40.68%	3.39%	3.39%	3.47%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays Intermediate U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Intermediate U.S. Treasury Index are certain special issues, such as flower bonds, TINs, state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Treasury Notes 2.13% 5/15/2025	1.6%
Treasury Notes 3.63% 2/15/2020	1.4
Treasury Notes 1.38% 8/31/2020	1.3
Treasury Notes 2.50% 5/15/2024	1.2
Treasury Notes 1.50% 10/31/2019	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.10%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

13

SPDR BLOOMBERG BARCLAYS LONG TERM TREASURY ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays Long U.S. Treasury Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -7.31%, and the Index was -7.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus expectations and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury yields to back up, causing negative Fund performance. Additionally, the Fed raised rates by 25 basis points in December. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. and positive economic data provided support for credit assets. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. Consequently, U.S. treasury rates rallied which supported the Fund’s performance. The Fed moved short term rates higher in March by 25 basis points and began to signal a desire to shrink their balance sheet. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s performance. Additionally, weakening inflation data out of the U.S. enhanced the market’s growing concern that the Federal Open Market Committee’s June rate hike would be the last before the December meeting. U.S. Treasury rates continued their rally and credit spreads remained unchanged.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

14

SPDR BLOOMBERG BARCLAYS LONG TERM TREASURY ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index*	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index*
ONE YEAR	–7.31%	–7.43%	–7.22%	–7.31%	–7.43%	–7.22%
FIVE YEARS	13.99%	13.82%	14.60%	2.65%	2.62%	2.76%
10 YEARS	101.46%	101.79%	103.00%	7.26%	7.27%	7.34%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays Long U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Long U.S. Treasury Index are certain special issues, such as flower bonds, TINs, state and local government series bonds, TIPS, and coupon issues that have been stripped from bonds included in the index.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Treasury Bonds 3.00% 11/15/2045	4.1%
Treasury Bonds 3.38% 5/15/2044	4.0
Treasury Bonds 3.00% 11/15/2044	4.0
Treasury Bonds 3.75% 11/15/2043	3.8
Treasury Bonds 3.63% 2/15/2044	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%

**	Less than 0.05% of net assets.

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Long Term Treasury ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.10%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

15

SPDR BLOOMBERG BARCLAYS SHORT TERM CORPORATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 1.25%, and the Index was 1.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus expectations and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. Corporates bonds posted positive total and excess returns over the Reporting Period. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury yields to back up, which negatively affected the performance for corporate bonds and that of the Fund during the quarter. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. and positive economic data provided support for credit assets. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. Consequently, U.S. treasury rates rallied which supported the performance of corporate bonds and that of the Fund during the quarter. The Fed moved short term rates higher in March by 25 basis points, somewhat of a surprise to market forecasts. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s positive performance. Additionally, weakening inflation data out of the U.S. enhanced the market’s growing concern that the Federal Open Market Committee’s June rate hike would be the last before the December meeting. U.S. Treasury rates continued their rally, which aided the performance of corporate bonds and that of the Fund during the quarter.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

16

SPDR BLOOMBERG BARCLAYS SHORT TERM CORPORATE BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index*
ONE YEAR	1.25%	1.21%	1.43%	1.25%	1.21%	1.43%
FIVE YEARS	8.55%	8.24%	10.03%	1.65%	1.60%	1.93%
SINCE INCEPTION (1)	15.17%	15.22%	19.38%	1.89%	1.90%	2.38%

(1)	For the period December 16, 2009 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/09, 12/17/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Treasury Notes 1.50% 6/15/2020	1.5%
Morgan Stanley Series MTN 5.63% 9/23/2019	0.4
Dell International LLC/ EMC Corp. 3.48%, 6/1/2019	0.4
JPMorgan Chase & Co. 2.25% 1/23/2020	0.4
Goldman Sachs Group, Inc. 2.55% 10/23/2019	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	97.4%
Short-Term Investments	3.7
U.S. Treasury Obligations	1.5
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%

Sector Breakdown as of June 30, 2017

% of Total Investments
Financial	40.1%
Consumer, Non-cyclical	15.6
Energy	8.2
Communications	7.7
Consumer, Cyclical	7.3
Technology	6.1
Industrial	6.1
Utilities	4.4
Basic Materials	2.0
U.S. Government Securities	1.5
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.12%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

17

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Intermediate Corporate Bond Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 1.65%, and the Index was 1.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus expectations and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. Corporates bonds posted positive total and excess returns over the Reporting Period. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury yields to back up, which negatively affected the performance of corporate bonds and that of the Fund during the quarter. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. and positive economic data provided support for credit assets. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. Consequently, U.S. treasury rates rallied and supported the performance of corporate bonds and that of the Fund during the quarter. The Fed moved short term rates higher in March by 25 basis points, somewhat of a surprise to market forecasts. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s positive performance. Additionally, weakening inflation data out of the U.S. enhanced the market’s growing concern that the Federal Open Market Committee’s June rate hike would be the last before the December meeting. U.S. Treasury rates continued their rally, which aided the performance of corporate bonds and that of the Fund during the quarter.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

18

SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index*
ONE YEAR	1.65%	1.38%	1.68%	1.65%	1.38%	1.68%
FIVE YEARS	16.72%	16.03%	17.59%	3.14%	3.02%	3.29%
SINCE INCEPTION (1) (2)	51.08%	51.25%	64.03%	5.04%	5.06%	6.08%

(1)	For the period February 10, 2009 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/10/09, 2/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(2)	Effective December 17, 2010, the Fund changed its benchmark index to the Bloomberg Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(3)	Index returns represent the Fund’s prior benchmark index from February 10, 2009 through December 16, 2010 and the Barclays U.S. Intermediate Corporate Bond Index from December 17, 2010 through June 30, 2017.
*	The Bloomberg Barclays U.S. Intermediate Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The Index is a component of the Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $250 million or more par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. The Index is rebalanced monthly, on the last day business day of the month.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Anheuser-Busch InBev Finance, Inc. 3.65% 2/01/2026	0.4%
Verizon Communications, Inc. 2.95% 3/15/2022	0.3
Citibank NA Series BKNT 2.10% 6/12/2020	0.2
Morgan Stanley 2.75% 5/19/2022	0.2
Anheuser-Busch InBev Finance, Inc. 2.65% 2/01/2021	0.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

Sector Breakdown as of June 30, 2017

% of Total Investments
Financial	37.4%
Consumer, Non-cyclical	16.3
Energy	8.6
Communications	8.2
Technology	7.9
Consumer, Cyclical	7.1
Industrial	6.7
Utilities	4.8
Basic Materials	2.4
Short-Term Investments	0.6
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.12%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

19

SPDR BLOOMBERG BARCLAYS LONG TERM CORPORATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Long Term Corporate Bond Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 3.50%, and the Index was 3.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus expectations and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. Corporates bonds posted positive total and excess returns over the Reporting Period. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury yields to back up, which negatively affected the performance of corporate bonds and that of the Fund during the quarter. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. and positive economic data provided support for credit assets. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. Consequently, U.S. treasury rates rallied which supported the performance of corporate bonds and that of the Fund during the quarter. The Fed moved short term rates higher in March by 25 basis points, somewhat of a surprise to market forecasts. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s positive performance. Additionally, weakening inflation data out of the U.S. enhanced the market’s growing concern that the Federal Open Market Committee’s June rate hike would be the last before the December meeting. U.S. Treasury rates continued their rally, which aided the performance of corporate bonds and that of the Fund during the quarter.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

20

SPDR BLOOMBERG BARCLAYS LONG TERM CORPORATE BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index*
ONE YEAR	3.50%	2.61%	3.61%	3.50%	2.61%	3.61%
FIVE YEARS	30.59%	28.20%	31.05%	5.48%	5.09%	5.56%
SINCE INCEPTION (1) (2)	113.39%	113.86%	129.58%	9.55%	9.58%	10.52%

(1)	For the period March 10, 2009 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/09, 3/11/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(2)	Effective December 17, 2010, the Fund changed its benchmark index to the Bloomberg Barclays U.S. Long Term Corporate Bond Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(3)	Index returns represent the Fund’s prior benchmark index from March 10, 2009 through December 16, 2010 and the Bloomberg Barclays U.S. Long Term Corporate Index from December 17, 2010 through June 30, 2016.
*	The Bloomberg Barclays U.S. Long Term Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The Index is a component of the Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $250 million or more par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. The Index is rebalanced monthly, on the last day business day of the month.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Anheuser-Busch InBev Finance, Inc. 4.90% 2/01/2046	0.9%
GE Capital International Funding Co. Unlimited Co. 4.42% 11/15/2035	0.7
Anheuser-Busch InBev Finance, Inc. 4.70% 2/01/2036	0.5
Telefonica Emisiones SAU 7.05% 6/20/2036	0.4
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48% 10/23/2045	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	98.8%
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%

Sector Breakdown as of June 30, 2017

% of Total Investments
Consumer, Non-cyclical	19.2%
Financial	16.1
Communications	15.5
Utilities	11.4
Energy	11.4
Industrial	8.9
Technology	6.6
Consumer, Cyclical	6.3
Basic Materials	4.2
Short-Term Investments	0.4
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.12%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

21

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays Issuer Scored Corporate Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 2.11%, and the Index was 2.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus expectations and Fed tightening were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result drove Fund performance over the third quarter of 2016. Corporates bond posted positive total and excess returns over the Reporting Period. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury yields to back up, which negatively affected the performance of corporate bonds and that of the Fund during the quarter. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. and positive economic data provided support for credit assets. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. Consequently, U.S. treasury rates rallied which supported the performance of corporate bonds and that of the Fund during the quarter. The Fed moved short term rates higher in March by 25 basis points, somewhat of a surprise to market forecasts. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s positive performance. Additionally, weakening inflation data out of the U.S. enhanced the market’s growing concern that the Federal Open Market Committee’s June rate hike would be the last before the December meeting. U.S. Treasury rates continued their rally, which aided the performance of corporate bonds and that of the Fund during the quarter.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

22

SPDR BLOOMBERG BARCLAYS ISSUER SCORED CORPORATE BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Issuer Scored Corporate Index*	Net Asset Value	Market Value	Bloomberg Barclays Issuer Scored Corporate Index*
ONE YEAR	2.11%	1.74%	2.53%	2.11%	1.74%	2.53%
FIVE YEARS	18.81%	17.71%	20.35%	3.51%	3.32%	3.77%
SINCE INCEPTION (1)	32.05%	32.20%	35.13%	4.56%	4.58%	4.95%

(1)	For the period April 6, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays Issuer Scored Corporate Index is designed to measure the performance of the U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that are rated investment grade and have $250 million or more of par amount outstanding. Only securities issued by companies with publicly traded equity are eligible for inclusion. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Deutsche Telekom International Finance B.V. 8.75% 6/15/2030	0.6%
CNA Financial Corp. 4.50% 3/01/2026	0.6
Prologis L.P. 3.75% 11/01/2025	0.5
Loews Corp. 3.75% 4/01/2026	0.5
MUFG Union Bank NA 2.25% 5/06/2019	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%

Sector Breakdown as of June 30, 2017

% of Total Investments
Financial	30.4%
Consumer, Non-cyclical	17.2
Industrial	10.8
Communications	8.6
Consumer, Cyclical	7.4
Energy	7.2
Utilities	7.2
Technology	5.2
Basic Materials	4.8
Diversified	0.2
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.16%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

23

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets with outstanding issue sizes greater than $500 million. The Fund’s benchmark is the Bloomberg Barclays U.S. Convertible Bond >$500MM Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 18.34%, and the Index was 18.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Fiscal stimulus expectations, equity market performance, and the market’s risk appetite were the primary drivers of the Fund’s return over the Reporting Period. In the second half of 2016, market sentiment remained “risk-on” following the U.K. referendum results in favor of exiting the European Union and gained further momentum upon the outcome of the U.S. Presidential election. U.S. President Donald Trump’s election had mixed implications for the market. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. The first half of 2017 started with continued optimism for fiscal reform which, coupled with positive economic data, was generally supportive for risky assets. As time rolled on, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. The Fed moved short term rates higher by 25 basis points in each quarter and began to discuss reducing their balance sheet. Despite some headwinds, equity markets broadly rose over the 12-month period and, given the relatively high correlation of returns between equities and convertible bonds, had a positive impact on Fund performance. In particular, the technology and consumer discretionary sectors outperformed the broad US convertible bond market and significantly contributed to the Fund’s overall performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

24

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Bond >$500MM Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Bond >$500MM Index*
ONE YEAR	18.34%	18.41%	18.89%	18.34%	18.41%	18.89%
FIVE YEARS	72.17%	72.90%	77.03%	11.48%	11.57%	12.10%
SINCE INCEPTION (1)	151.15%	151.67%	171.96%	11.86%	11.89%	12.96%

(1)	For the period April 14, 2009 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/14/09, 4/15/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays U.S. Convertible Bond >$500MM Index is designed to represent the market of U.S. convertible securities, such as convertible bonds, with outstanding issue sizes greater than $500 million. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer’s preferred stock (“Preferred Securities”) or common stock.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Mandatory Exchangeable Trust 5.75% 6/03/2019	9.0%
Wells Fargo & Co. Series L 7.50% 12/31/2049	4.3
Allergan PLC Series A 5.50% 3/01/2018	3.7
Bank of America Corp. Series L 7.25% 12/31/2049	3.2
DISH Network Corp. 3.38% 8/15/2026	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	59.1%
Convertible Preferred Stocks	40.1
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%

Sector Breakdown as of June 30, 2017

% of Total Investments
Technology	21.6%
Financial	21.2
Communications	18.6
Consumer, Non-cyclical	16.9
Energy	6.2
Utilities	5.3
Consumer, Cyclical	3.1
Industrial	2.2
Short-Term Investments	4.9
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.40%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

25

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. MBS Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -0.44%, and the Index was -0.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Demand for high quality spread products, continued Fed reinvestments and historically low volatility were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the surprising U.K. referendum result drove Fund performance over the third quarter of 2016. Mortgage products outperformed Treasuries over the Reporting Period, posting positive excess returns over similar duration matched Treasuries as investors shed perceived safe haven assets. In the last quarter of 2016, U.S. President Donald Trump’s election and the market’s anticipation of potential fiscal stimulus caused Treasury yields to rise, causing negative Fund performance. Additionally, the Fed raised rates by 25 basis points in December. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. and positive economic data provided support for mortgage backed securities (MBS). Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. Consequently, the market favored fixed income assets which supported the Fund’s performance. The Fed moved short term rates higher in March by 25 basis points and began to signal a desire to shrink their balance sheet. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s performance. Additionally, weakening inflation data out of the U.S. enhanced the market’s growing concern that the Federal Open Market Committee’s June rate hike would be the last before the December meeting.

The Fund used Mortgages To-Be-Announced (“TBAs”) in order to gain exposure to the MBS portion of the Index during the Reporting Period. The Fund’s use of TBAs helped the Fund track the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

26

SPDR BLOOMBERG BARCLAYS MORTGAGE BACKED BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index*
ONE YEAR	–0.44%	–0.41%	–0.06%	–0.44%	–0.41%	–0.06%
FIVE YEARS	8.74%	8.68%	10.40%	1.69%	1.68%	2.00%
SINCE INCEPTION (1)	30.16%	30.18%	31.80%	3.17%	3.17%	3.32%

(1)	For the period January 15, 2009 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays U.S. MBS Index (the “MBS Index”) measures the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Federal National Mortgage Association 3.50% 4/01/2046	1.4%
Federal National Mortgage Association 3.00% 10/01/2046	1.4
Government National Mortgage Association 3.00% 9/20/2046	1.3
Federal Home Loan Mortgage Corp. TBA 4.00% 7/01/2047	1.2
Government National Mortgage Association 3.50% 7/20/2046	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Allocation by Issuer as of June 30, 2017

% of Total Investments
Federal National Mortgage Association	41.6%
Government National Mortgage Association	27.1
Federal Home Loan Mortgage Corp.	25.9
TOTAL	94.6%

(The Fund’s asset allocation is expressed as a percentage of total investments and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.22% (0.20% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any). This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated except with the approval of the Fund’s Board of Trustees.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

27

SPDR BLOOMBERG BARCLAYS AGGREGATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -0.40%, and the Index was -0.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus expectations and Fed tightening were primary drivers of Fund performance during the year. The market’s risk-on sentiment following the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. Corporates posted positive total and excess returns over the Reporting Period with Treasuries posting negative total returns as investors shed perceived safe haven assets. In the last quarter of 2016, the election of Donald Trump as U.S. President and the market’s proceeding anticipation of potential fiscal stimulus continued the credit rally. The market’s risk on sentiment caused Treasury yields to back up, negatively affecting Fund performance during the quarter. Additionally, the Fed raised rates by 25 basis points in December. Initially the first quarter of 2017 was a continuation of optimism surrounding potential fiscal stimulus in the U.S. and positive economic data provided support for credit assets. Towards the end of the quarter, political gridlock began to raise questions with respect to the Trump Administration’s ability to enact fiscal stimulus. Consequently, U.S. treasury rates rallied and supported the Fund’s performance during the quarter. The Fed moved short term rates higher in March by 25 basis points and began to signal a desire to shrink their balance sheet. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s performance during the quarter. Additionally, weakening inflation data out of the U.S. enhanced the market’s growing concern that the Federal Open Market Committee’s June rate hike would be the last before the December meeting. U.S. Treasury rates continued their rally, which supported the performance of the Fund.

The Fund used Mortgages To-Be-Announced (“TBAs”) in order to gain exposure to the mortgage backed securities portion of the Index during the Reporting Period. The Fund’s use of TBAs helped the Fund track the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

28

SPDR BLOOMBERG BARCLAYS AGGREGATE BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Index*
ONE YEAR	–0.40%	–0.43%	–0.31%	–0.40%	–0.43%	–0.31%
FIVE YEARS	11.05%	11.02%	11.57%	2.12%	2.11%	2.21%
TEN YEARS	55.00%	54.98%	54.97%	4.48%	4.48%	4.48%

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays U.S. Aggregate Index represents the securities of the US dollar denominated investment grade bond market.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Treasury Notes 1.38% 1/31/2020	1.6%
Treasury Notes 2.63% 11/15/2020	1.1
Treasury Notes 2.50% 5/15/2024	0.9
Treasury Notes 2.00% 2/15/2023	0.8
Treasury Notes 0.75% 9/30/2018	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
U.S. Treasury Obligations	36.3%
U.S. Government Agency Obligations	30.2
Corporate Bonds & Notes	27.0
Foreign Government Obligations	3.3
Short-Term Investments	1.5
Mortgage-Backed Securities	1.2
Municipal Bonds & Notes	0.8
Asset-Backed Securities	0.4
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%

(The Fund’s asset allocation is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Aggregate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.08%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

29

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Municipal Managed Money Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -1.34%, and the Index was -1.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Rising municipal interest rates, a steeper yield curve shape between 2 and 30 years and stable credit spreads for AAA and AA rated paper, were primary drivers of Fund performance during the Reporting Period. Rising interest rates were the largest contributor as rates began to rise gradually at the beginning of September 2016 and accelerated in November, after the U.S. elections. Furthermore, the municipal yield curve steepened between 2 and 30 years further hurting bonds with longer maturities. Negative returns generated during the Reporting Period due to falling prices were not able to be offset from coupon income. Credit spread differentials between AAA and AA rated municipals remained consistent throughout the Reporting Period. This provided incremental income via credit, thereby supporting bond prices.

On an individual security level, the top positive contributors to the Fund’s performance were bonds of University of Houston, General Obligation bonds maturing in 2024, and Central Puget Sound Regional Transportation Authority bonds due 2046. The top negative contributors to the Fund’s performance were Dallas General Obligation bonds due 2032, Columbia University bonds of 2045 and Hawaii General Obligation bonds due in 2028.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

30

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money Index*	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money Index*
ONE YEAR	–1.34%	–1.54%	–1.09%	–1.34%	–1.54%	–1.09%
FIVE YEARS	16.18%	16.11%	17.82%	3.05%	3.03%	3.33%
SINCE INCEPTION (1)	51.50%	51.22%	56.14%	4.33%	4.31%	4.65%

(1)	For the period September 11, 2007 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/11/07, 9/13/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays Municipal Managed Money Index is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
University of California, Revenue Series A 4.00% 11/01/2031	0.7%
Massachusetts, State Water Resources Authority Revenue Series C 5.00% 8/01/2031	0.5
San Antonio, TX, Public Facilities Corp., Lease Revenue 4.00% 9/15/2042	0.5
Phoenix, AZ, Civic Improvement Corp., Water System Revenue 5.00% 7/01/2026	0.4
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 5.00% 6/15/2041	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Municipal Bonds & Notes	100.1%
Short-Term Investment	0.1
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

Top Ten States as of June 30, 2017

% of Total Investments
California	19.8%
New York	19.0
Texas	12.6
Massachusetts	4.9
Washington	4.4
Florida	3.1
Maryland	3.0
Virginia	2.4
Georgia	2.4
Ohio	2.2
TOTAL	73.8%

(The Fund’s asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Nuveen Bloomberg Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.30% (0.23% after waiver). SSGA Funds Management, Inc. has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2017, so that the Net annual Fund operating expenses of the Fund will be limited to 0.23% of the Fund’s average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

31

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Managed Money Municipal Short Term Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -0.04%, and the Index was 0.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Rising municipal interest rates, a relatively consistent yield curve shape between 1 and 5 years and stable credit spreads for AAA and AA rated paper, were primary drivers of Fund performance during the Reporting Period. Rising interest rates were the largest contributor as rates began to rise gradually at the beginning of September 2016 and accelerated in November, after the U.S. elections. Returns generated during the Reporting Period were primarily attributable to the coupon income and not price return of the underlying bonds. Yield curve shape and credit spread differentials between AAA and AA rated municipals remained relatively consistent throughout the Reporting Period. This allowed bonds to “roll” down a normal sloped yield curve and provided incremental income via credit, thereby supporting bond prices.

On an individual security level, the top positive contributors to the Fund’s performance were bonds issued with the mandatory put structures, bonds within the Transportation and Education sectors and bonds with maturities in the middle of the 1 to 5 year range. The top negative contributors to the Fund’s performance were bonds with weakening credit profiles, holdings in the Electric Revenue and State General Obligation sectors and bonds in the long end of the 1 to 5 year maturity range.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

32

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index*	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index*
ONE YEAR	–0.04%	–0.16%	0.31%	–0.04%	–0.16%	0.31%
FIVE YEARS	4.56%	4.42%	6.06%	0.90%	0.87%	1.18%
SINCE INCEPTION (1)	23.97%	23.87%	29.15%	2.23%	2.23%	2.67%

(1)	For the period October 10, 2007 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/07, 10/15/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays Managed Money Municipal Short Term Index tracks publicly traded municipal bonds that cover the US dollar denominated short-term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Los Angeles, CA, Unified School District, General Obligation Series A 5.00% 7/01/2022	1.4%
California, Bay Area Toll Authority Revenue Series C 1.88% 4/01/2047	1.4
California, State General Obligation 5.00% 8/01/2020	1.3
California Infrastructure & Economic Development Bank 5.00% 10/01/2020	1.2
California, State General Obligation 5.00% 9/01/2020	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Municipal Bonds & Notes	99.6%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%

Top Ten States as of June 30, 2017

% of Total Investments
California	18.6%
New York	16.6
Texas	11.6
Maryland	5.5
Washington	3.7
Massachusetts	3.5
Virginia	3.3
Florida	3.3
Georgia	2.8
Arizona	2.6
TOTAL	71.5%
(The Fund’s asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.20%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

33

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Nuveen S&P High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. The Fund’s benchmark is the S&P Municipal Yield Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -0.64%, and the Index was 1.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, and a portfolio that represents a small sample of the securities within the overall Index contributed to the difference between the Fund’s performance and that of the Index.

Rising municipal interest rates, a steeper yield curve shape between 2 and 30 years and wider credit spreads between AAA and below investment grade paper, were primary drivers of Fund performance during the Reporting Period. Rising interest rates were the largest contributor as rates began to rise gradually at the beginning of September 2016 and accelerated in November, after the U.S. elections. Furthermore, the municipal yield curve steepened between 2 and 30 years further hurting bonds with longer maturities. Negative returns generated during the Reporting Period due to falling prices were not able to be offset from coupon income. Credit spread differentials between AAA and below investment grade rated municipals widened during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance included Puerto Rico Aqueduct & Sewer Authority bonds, Golden State Tobacco & Buckeye Tobacco bonds and bonds issued by the Chicago Board of Education for Capital Improvements. The top negative contributors to the Fund’s performance were the sales tax revenue bonds issued by Puerto Rico, known as Cofina, bonds issued by the Virgin Islands, and Palm Beach Maritime Academy bonds.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

34

SPDR NUVEEN S&P HIGH YIELD MUNICIPAL BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Municipal Yield Index*	Net Asset Value	Market Value	S&P Municipal Yield Index*
ONE YEAR (1)	–0.64%	–1.21%	1.35%	–0.64%	–1.21%	1.35%
FIVE YEARS	27.85%	26.92%	30.30%	5.04%	4.88%	5.44%
SINCE INCEPTION (2)	52.96%	51.96%	57.32%	7.08%	6.96%	7.56%

(1)	The total return reported does not agree to total return reported on financial highlights due to as of activity on June 30, 2017.
(2)	For the period April 13, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The S&P Municipal Yield Index is designed to measure the performance of high yield municipal bonds issued by U.S. states and territories or local governments or agencies, such that interest on the securities is exempt from regular federal income tax, but may be subject to the alternative minimum tax and to state and local income taxes.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
California, Golden State Tobacco Securitization Corp., Revenue Series A-1 5.00% 6/01/2033	1.3%
Tobacco Settlement Financing Corp., NJ, Revenue Series 1A 5.00% 6/01/2041	1.2
New York Liberty Development Corp., Revenue Series 1 5.00% 11/15/2044	1.1
Buckeye, OH, Tobacco Settlement Financing Authority Series A-2 5.75% 6/01/2034	0.8
Buckeye, OH, Tobacco Settlement Financing Authority Series A-2 5.88% 6/01/2047	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Municipal Bonds & Notes	99.2%
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

Top Ten States as of June 30, 2017

% of Total Investments
California	13.8%
Puerto Rico	9.1
Illinois	8.2
New Jersey	6.6
New York	6.5
Texas	5.5
Florida	4.7
Ohio	4.5
Pennsylvania	3.9
Colorado	3.5
TOTAL	66.3%

(The Fund’s asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Nuveen S&P High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.50% (0.45% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2017, so that the Net annual Fund operating expenses are limited to 0.45% of the Fund’s average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

35

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Citi International Government Inflation-Protected Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the global bond market outside the United States. The Fund’s benchmark is the Citi International Inflation-Linked Securities Select Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 2.39%, and the Index was 2.98%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus and central bank policy expectations as well as improving economic fundamentals were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the expectation of further easy monetary policy after the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. The Bank of England cut rates and restarted quantitative easing (QE), the European Central Bank chimed a more dovish note and the Fed backed away from a mooted September hike. In response U.S. treasuries posted negative total returns as yields rose across the major markets and investors shed safe haven assets for risk-on sectors such as corporate bonds and equities, which negatively affected the Fund’s performance during the quarter. However, in the wake of Donald Trump’s surprise election as U.S. President, broad bond markets suffered as sovereign yields sold off due to President Trump’s protectionist rhetoric, investor focus on fiscal stimulus and the resulting reflation necessitating further Fed rate hikes. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. From there the reflation theme slowly unwound as investors returned to risk assets amidst consistent signs of a strengthening global economy, President Trump emerged more moderate than candidate Trump, inflation expectations were revised down and corporate earnings remained strong. Political gridlock in the U.S. raised question marks about the Trump Administration’s ability to enact fiscal stimulus, especially much sought-after corporate tax cuts. However, returns were insulated as U.S. treasury rates rallied which supported the Fund’s performance, while euro markets benefitted from the marked economic pickup across the bloc. The Fed moved short term rates higher in March and June by 25 basis points, somewhat of a surprise against initial expectations but careful messaging kept the market response in check. Meanwhile, continued QE and growing confidence in the eurozone, driven by Emmanuel Macron’s election as French President, supported continued returns. Geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s positive performance. Additionally, weakening inflation data out of the U.S. led to a fourth Fed hike expected to be pushed out until December 2017, supporting U.S. treasuries and the Fund’s performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

36

SPDR CITI INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Citi Intl Inflation- Linked Securities Select Index* (3)	Net Asset Value	Market Value	Citi Intl Inflation- Linked Securities Select Index* (3)
ONE YEAR	2.39%	2.41%	2.98%	2.39%	2.41%	2.98%
FIVE YEARS (2)	3.66%	3.67%	N/A	0.72%	0.72%	N/A
SINCE INCEPTION (1) (2)	12.41%	12.04%	N/A	1.27%	1.23%	N/A

(1)	For the period March 13, 2008 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/13/08, 3/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

(2)	Effective February 15, 2016, the Fund changed its benchmark index from the DB Global Government ex-US Inflation-Linked Bond Capped Index to the Citi International Inflation-Linked Securities Select Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to February 15, 2016.
(3)	The Citi International Inflation-Linked Securities Select Index inception date is January 15, 2016. Index returns in the line graph above represent the Fund’s prior benchmark index from March 13, 2008 through February 14, 2016 and the Citi International Inflation-Linked Securities from February 15, 2016 through June 30, 2017.
*	The Citi International Inflation-Linked Securities Select Index is designed to measure the total return performance of inflation-linked bonds outside the United States with fixed-rate coupon payments that are linked to an inflation index. Inflation-protected public obligations of the inflation-linked government bond markets of developed and emerging market countries, commonly known in the United States as TIPS, are securities issued by such governments that are designed to provide inflation protection to investors.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Japanese Government CPI Linked Bond Series 20 0.10% 3/10/2025	1.6%
Spain Government Inflation Linked Bond 1.80% 11/30/2024	1.6
Brazil Notas do Tesouro Nacional Serie B Series NTNB 6.00% 8/15/2050	1.3
Spain Government Inflation Linked Bond 0.55% 11/30/2019	1.2
United Kingdom Gilt Inflation Linked Series 3MO 0.13% 3/22/2068	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Foreign Government Obligations	99.5%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

**	Less than 0.05% of net assets.

Top Ten Countries as of June 30, 2017

% of Total Investments
United Kingdom	22.6%
Brazil	8.6
France	8.3
Italy	5.7
Canada	4.7
Germany	4.6
Spain	4.6
Israel	4.6
Mexico	4.6
Turkey	4.6
TOTAL	72.9%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Citi International Government Inflation-Protected Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.50%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

37

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term (1-3 year remaining maturity) fixed rate, investment grade debt issued by foreign governments of investment grade countries. The Fund’s benchmark is the Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -0.63%, and the Index was -0.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus and central bank policy expectations as well as improving economic fundamentals were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the expectation of further easy monetary policy after the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. The Bank of England cut rates and restarted quantitative easing (QE), the European Central Bank chimed a more dovish note and the Fed backed away from a mooted September 2016 rate hike. In response, U.S. treasuries posted negative total returns Treasuries as yields rose across the major markets and investors shed safe haven assets for risk-on sectors such as corporate bonds and equities, which negatively affected the performance of global sovereign bonds and that of the Fund. However, in the wake of Donald Trump’s surprise election as U.S. President, broad bond markets suffered across asset classes as global sovereign yields sold off due to President Trump’s protectionist rhetoric, investor focus on fiscal stimulus and the resulting reflation necessitating further Fed rate hikes. Corporate markets generally outperformed, but total returns were still negative. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. From there the reflation theme slowly unwound while investors returned to risk assets amidst consistent signs of a strengthening global economy, President Trump emerged more moderate than candidate Trump, inflation expectations were revised down and corporate earnings remained strong. Political gridlock in the U.S. raised question marks about the Trump Administration’s ability to enact fiscal stimulus, especially much sought-after corporate tax cuts. However, returns were insulated as U.S. treasury rates rallied supporting the performance of global sovereign bonds and that of the Fund during the first quarter of 2017, euro markets benefitted from the marked economic pickup across the bloc, while Japan held steady on the Bank of Japan’s yield curve targeting strategy. The Fed moved short term rates higher in March and June by 25 basis points, somewhat of a surprise against initial expectations but careful messaging and inflation coming off highs kept the global market response in check. Meanwhile, continued QE and growing confidence in the Eurozone, driven by Emmanuel Macron’s election as French President, supported Fund’s performance during the second quarter of 2017. Geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s performance during the quarter.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

38

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury Ex-US Capped Index*	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year Global Treasury Ex-US Capped Index*
ONE YEAR (1)	–0.63%	–0.30%	–0.17%	–0.63%	–0.30%	–0.17%
FIVE YEARS	–12.32%	–11.56%	–10.66%	–2.60%	–2.43%	–2.23%
SINCE INCEPTION (2)	–0.11%	0.18%	3.65%	–0.01%	0.02%	0.43%

(1)	The total return reported does not agree to total return reported on financial highlights due to as of activity on June 30, 2017.
(2)	For the period January 15, 2009 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/15/09, 1/27/09, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays 1-3 Year Global Treasury ex-US Capped index is designed to measure the performance of fixed-rate local currency sovereign debt of investment grade countries outside the United States that have remaining maturities of one to three years. Each of the component securities in the Index is a constituent of the Bloomberg Barclays Global Treasury ex-US Index.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Government of Japan 5 Year Bond 0.10% 12/20/2019	2.8%
Belgium Government Bond 3.00% 9/28/2019	1.6
Government of Japan 5 Year Bond 0.10% 6/20/2020	1.6
Government of Japan 5 Year Bond 0.20% 12/20/2018	1.5
Australia Government Bond 5.25% 3/15/2019	1.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Foreign Government Obligations	98.5%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	1.5
TOTAL	100.0%

**	Less than 0.05% of net assets.

Top Ten Countries as of June 30, 2017

% of Total Investments
Japan	23.5%
Italy	6.3
France	5.6
Spain	4.7
Canada	4.6
Netherlands	4.6
United Kingdom	4.6
Australia	4.6
Germany	4.5
South Korea	4.0
TOTAL	67.0%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Short Term International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.35%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

39

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays International Treasury Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Fund’s benchmark is the Bloomberg Barclays Global Treasury Ex-US Capped Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was -3.61%, and the Index was -3.08%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus and central bank policy expectations as well as improving economic fundamentals were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the expectation of further easy monetary policy after the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. The Bank of England cut rates and restarted quantitative easing (QE), the European Central Bank chimed a more dovish note and the Fed backed away from a mooted September 2016 rate hike. In response, U.S. treasuries posted negative total returns Treasuries as yields rose across the major markets and investors shed safe haven assets for risk-on sectors such as corporate bonds and equities, which negatively affected the performance of global sovereign bonds and that of the Fund. However, in the wake of Donald Trump’s surprise election as U.S. President, broad bond markets suffered across asset classes as global sovereign yields sold off due to President Trump’s protectionist rhetoric, investor focus on fiscal stimulus and the resulting reflation necessitating further Fed rate hikes. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. From there the reflation theme slowly unwound while investors returned to risk assets amidst consistent signs of a strengthening global economy, President Trump emerged more moderate than candidate Trump, inflation expectations were revised down and corporate earnings remained strong. Political gridlock in the U.S. raised question marks about the Trump Administration’s ability to enact fiscal stimulus, especially much sought-after corporate tax cuts. However, returns were insulated as U.S. treasury rates rallied, supporting the performance of global sovereign bonds and that of the Fund during the first quarter of 2017, euro markets benefitted from the marked economic pickup across the bloc, while Japan held steady on the Bank of Japan’s yield curve targeting strategy. The Fed moved short term rates higher in March and June by 25 basis points, somewhat of a surprise against initial expectations but careful messaging and inflation coming off highs kept the global market response in check. Meanwhile, continued QE and growing confidence in the eurozone, driven by Emmanuel Macron’s election as French President, supported the Fund’s performance during the second quarter of 2017. Geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s performance during the quarter.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

40

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury Ex-US Capped Index*	Net Asset Value	Market Value	Bloomberg Barclays Global Treasury Ex-US Capped Index*
ONE YEAR	–3.61%	–3.33%	–3.08%	–3.61%	–3.33%	–3.08%
FIVE YEARS	–2.17%	–1.94%	0.41%	–0.44%	–0.39%	0.08%
SINCE INCEPTION (1)	23.46%	23.69%	31.41%	2.19%	2.21%	2.84%

(1)	For the period October 2, 2007 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/07, 10/5/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays Global Treasury Ex-US Capped Index is designed to track the fixed-rate local currency sovereign debt of investment grade countries outside the United States. The Index includes government bonds issued by investment grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade (Baa3/BBB-/BBB-or higher using the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s, Inc. and Fitch Inc., respectively).

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Government of Japan 5 Year Bond 0.10% 12/20/2019	0.8%
Government of Japan 10 Year Bond Series 345 0.10% 12/20/2026	0.5
Government of Japan 10 Year Bond 0.10% 3/20/2027	0.5
Government of Japan 5 Year Bond 0.10% 3/20/2022	0.4
Denmark Government Bond 4.50% 11/15/2039	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Foreign Government Obligations	99.1%
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%

Top 10 Countries as of June 30, 2017

% of Total Investments
Japan	23.2%
United Kingdom	7.5
Italy	7.0
France	6.9
Spain	4.6
Germany	4.6
Australia	4.6
Netherlands	4.6
Canada	4.5
Belgium	4.4
TOTAL	71.9%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays International Treasury Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.50%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

41

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays International Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the investment grade corporate sector of the global bond market outside of the United States. The Fund’s benchmark is the Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 2.26%, and the Index was 2.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Geopolitical uncertainty, fiscal stimulus and central bank policy expectations as well as improving economic fundamentals were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the expectation of further easy monetary policy after the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. The Bank of England cut rates and restarted quantitative easing (QE), the European Central Bank chimed a more dovish note and the Fed backed away from a mooted September hike. Corporates bonds posted positive total and excess returns over the Reporting Period. However, in the wake of Donald Trump’s surprise election as U.S. President broad bond markets, including the Fund’s corporate bonds, suffered as global sovereign yields sold off due to President Trump’s protectionist rhetoric, investor focus on fiscal stimulus and the resulting reflation necessitating further Fed rate hikes. Corporate markets generally outperformed other fixed income asset classes, but total returns were still negative, which detracted from the Fund’s performance during the last quarter of 2016. Additionally, the Fed raised rates for the second time in almost a decade by 25 basis points. From there the reflation theme slowly unwound as investors returned to risk assets amidst consistent signs of a strengthening global economy, President Trump emerged more moderate than candidate Trump, inflation expectations were revised down and corporate earnings remained strong. Political gridlock in the U.S. raised question marks about the Trump Administration’s ability to enact fiscal stimulus, especially much sought corporate tax cuts. However, returns were insulated as U.S. treasury rates rallied, which supported the performance of corporate bonds and that of the Fund during the quarter performance, while euro markets benefitted from the marked economic pickup across the bloc. The Fed moved short term rates higher in March and June by 25 basis points, somewhat of a surprise against initial expectations but careful messaging kept the market response in check. Meanwhile, continued QE and growing confidence, driven by Emmanuel Macron’s election as French President, in the eurozone supported continued returns. Geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting the Fund’s performance. Additionally, weakening inflation data out of the U.S. led to expectations of a fourth Fed hike being pushed out until December 2017, supporting U.S. treasuries and the Fund’s corporate bonds during the quarter.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

42

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate Ex-USD > $1B: Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays Global Aggregate Ex-USD > $1B: Corporate Bond Index
ONE YEAR	2.26%	2.30%	2.75%	2.26%	2.30%	2.75%
FIVE YEARS	6.91%	7.07%	9.28%	1.34%	1.37%	1.79%
SINCE INCEPTION (1)	20.52%	20.81%	24.50%	2.66%	2.69%	3.13%

(1)	For the period May 19, 2010 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/10, 5/20/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays Global Aggregate ex-USD >$1B: Corporate Bond Index is designed to be a broad based measure of the global investment-grade, fixed rate, fixed income corporate markets outside the United States. The Index is part of the Barclays Global ex-USD Aggregate Bond Index (the “Aggregate Index”). The major components of the Aggregate Index are the Pan-European Aggregate and the Asian Pacific Aggregate Indices.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Deutsche Bank AG 1.13% 3/17/2025	0.6%
Panasonic Corp. Series 12 0.39% 3/19/2020	0.6
Volkswagen Leasing GmbH 2.63% 1/15/2024	0.5
Vodafone Group PLC 2.20% 8/25/2026	0.5
Cooperatieve Rabobank UA 4.13% 7/14/2025	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	98.7%
Short-Term Investment	0.0 **
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%

**	Less than 0.05% of net assets.

Top Ten Countries as of June 30, 2017

% of Total Investments
United States	28.2%
France	13.8
United Kingdom	11.9
Germany	10.7
Netherlands	7.8
Italy	5.4
Spain	5.2
Switzerland	3.9
Australia	2.5
Belgium	2.4
TOTAL	91.8%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays International Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.50%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

43

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the fixed-rate local currency sovereign debt of emerging market countries. The Fund’s benchmark is the Bloomberg Barclays EM Local Currency Government Diversified Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 4.49%, and the Index was 5.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.

Reflation and fiscal stimulus expectations, Fed tightening and improving global economic fundamentals were primary drivers of Fund performance during the Reporting Period. The market’s risk-on sentiment following the expectation of further easy monetary policy after the surprising U.K. referendum result in favor of exiting the European Union drove Fund performance over the third quarter of 2016. However, in the wake of Donald Trump’s surprise election as U.S. President, emerging market debt markets suffered as both emerging market (EM) currencies and yields sold off due to President Trump’s protectionist rhetoric and investors focused on U.S. fiscal stimulus and the resulting reflation necessitating further Fed rate hikes. Markets most exposed to U.S. trade, such as Mexico, were the worst hit, while countries with high hard currency debt, such as Turkey, also suffered after the Fed hiked for the second time in almost a decade in December. Coming into the New Year, though, the reflation theme slowly unwound as investors returned to EM assets amidst consistent signs of a strengthening global economy, President Trump emerged more moderate than candidate Trump and inflation expectations were revised down. The Fed pulled off relatively dovish hikes, managing market expectations and limiting the impact, in March and June and the economic pick-up benefitted EM currencies over the U.S. dollar, supporting returns. Political gridlock in the U.S., further weakening the reflation theme, and political stability in the Eurozone as Emmanuel Macron was elected French President added to risk appetite for broad EM assets. In the final few months of the Reporting Period, U.S. dollar weakness, in part due to markets pushing out rate hike expectations until December 2017 as inflation slowed, allowed EM debt to continue its strong run despite renewed crisis in Brazil and weakening commodity prices.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

44

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index*	Net Asset Value	Market Value	Bloomberg Barclays EM Local Currency Government Diversified Index*
ONE YEAR	4.49%	4.13%	5.29%	4.49%	4.13%	5.29%
FIVE YEARS	0.97%	–0.11%	5.37%	0.19%	–0.02%	1.05%
SINCE INCEPTION (1)	6.36%	6.37%	12.52%	0.98%	0.98%	1.88%

(1)	For the period February 23, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays EM Local Currency Government Diversified Index is designed to measure the performance of the fixed-rate local currency sovereign debt of emerging market countries. The Index includes government bonds issued by countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated B3/B-/B- or higher. In addition, the securities in the Index must be fixed-rate and have certain minimum amounts outstanding, depending upon the currency in which the bonds are denominated.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Brazil Letras do Tesouro Nacional 7/01/2020	2.4%
Korea Treasury Bond Series 1906 1.50% 6/10/2019	1.7
Brazil Letras do Tesouro Nacional Series LTN 1/01/2019	1.5
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.00% 1/01/2021	1.3
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.00% 1/01/2023	1.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Foreign Government Obligations	98.2%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.7
TOTAL	100.0%

Top Ten Countries as of June 30, 2017

% of Total Investments
South Korea	12.6%
Brazil	12.4
Mexico	8.5
Indonesia	7.4
Malaysia	7.4
Israel	4.8
Poland	4.6
Colombia	4.6
Turkey	4.6
Philippines	4.6
TOTAL	71.5%

(The Fund’s asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Emerging Markets Local Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.50%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

45

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. The Fund’s benchmark is the Bloomberg Barclays High Yield Very Liquid Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 11.65%, and the Index was 12.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Fiscal stimulus expectations, corporate earnings and commodity movements were primary drivers of Fund return over the Reporting Period.

In the second half of 2016, the market sentiment remained “risk-on” following the U.K. referendum results in favor of exiting the European Union and gained further momentum upon the outcome of the U.S. Presidential election. As investors shed perceived safe haven assets during this period, high yield proved to be an attractive investment option as spreads tightened further down the quality spectrum and broadly across sectors, which contributed to positive returns for the Fund. U.S. President Donald Trump’s election had mixed implications for the market. Uncertainty surrounding health care and pharmaceuticals weighed on those sector returns. On the other hand, enthusiasm for potential fiscal stimulus out of the U.S. supported highly cyclical industries and a recovery in oil prices lifted energy sector returns.

The first half of the 2017 started with continued optimism for fiscal reform which, coupled with positive economic data, was generally supportive for riskier assets. But a pullback in the oil rally and structural challenges in the retail space put downward pressure on the returns of energy and retail related issuers. Despite these headwinds, a strong corporate earnings season and a rally in U.S. Treasury rates boosted the overall U.S. high yield market and Fund return for the period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

46

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index*	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index*
ONE YEAR	11.65%	10.63%	12.16%	11.65%	10.63%	12.16%
FIVE YEARS	28.38%	27.69%	36.11%	5.12%	5.01%	6.36%
SINCE INCEPTION (1)	71.37%	71.81%	109.66%	5.78%	5.80%	8.03%

(1)	For the period November 28, 2007 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/28/07, 12/04/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays High Yield Very Liquid Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.” The Index includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., respectively, and have $500 million or more of outstanding face value.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
SFR Group SA 7.38% 5/01/2026	0.6%
Sprint Corp. 7.88% 9/15/2023	0.6
SFR Group SA 6.00% 5/15/2022	0.5
Western Digital Corp. 10.50% 4/01/2024	0.4
First Data Corp. 7.00% 12/01/2023	0.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	98.1%
Short-Term Investments	4.4
Common Stocks	0.0 **
Warrants	0.0 **
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%

**	Less than 0.05% of net assets.

Sector Breakdown as of June 30, 2017

% of Total Investments
Communications	21.3%
Consumer, Non-cyclical	17.7
Consumer, Cyclical	12.3
Energy	10.9
Financial	9.7
Industrial	8.6
Technology	6.4
Basic Materials	5.4
Utilities	3.0
Diversified	0.3
0.1
Short-Term Investments	4.3
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.40%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

47

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market. The Fund’s benchmark is the Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 10.43%, and the Index was 10.97%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Fiscal stimulus expectations, corporate earnings and commodity movements were primary drivers of Fund return over the Reporting Period.

In the second half of 2016, the market sentiment remained “risk-on” following the U.K. referendum results in favor of exiting the European Union and gained further momentum upon the outcome of the U.S. Presidential election. As investors shed perceived safe haven assets during this period, high yield proved to be an attractive investment option as spreads tightened further down the quality spectrum and broadly across sectors, which contributed to positive returns for the Fund. U.S. President Donald Trump’s election had mixed implications for the market. Uncertainty surrounding health care and pharmaceuticals weighed on those sector returns. On the other hand, enthusiasm for potential fiscal stimulus out of the U.S. supported highly cyclical industries and a recovery in oil prices lifted energy sector returns.

The first half of the 2017 started with continued optimism for fiscal reform which, coupled with positive economic data, was generally supportive for risky assets. But a pullback in the oil rally and structural challenges in the retail space put downward pressure on the returns of energy and retail related issuers. Despite these headwinds, a strong corporate earnings season and a rally in U.S. Treasury rates boosted the overall U.S. high yield market and Fund return for the period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

48

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350MN Cash Pay 0-5yr 2% Capped Index*	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350MN Cash Pay 0-5yr 2% Capped Index*
ONE YEAR	10.43%	9.86%	10.97%	10.43%	9.86%	10.97%
SINCE INCEPTION (1)	24.65%	24.91%	32.95%	4.25%	4.29%	5.53%

(1)	For the period March 14, 2012 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	Bloomberg Barclays US High Yield 350MN Cash Pay 0-5 Yr 2% Capped Index includes short-term publicly issued U.S. dollar-denominated high yield corporate bonds. High yield securities are generally rated below investment-grade and are commonly referred to as “junk” bonds. The Index includes publicly issued U.S. dollar denominated, non-investment-grade, fixed rate, taxable corporate bonds that have a remaining maturity of less than 5 years regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch, Inc., or Standard & Poor’s, Inc., respectively, and have $350 million or more of issuance.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
SFR Group SA 6.00% 05/15/2022	0.9%
Altice Luxembourg SA 7.75% 05/15/2022	0.7
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75% 10/15/2020	0.7
Wind Acquisition Finance SA 7.38% 04/23/2021	0.6
HCA, Inc. 6.50% 02/15/2020	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	96.8%
Short-Term Investments	8.7
U.S. Treasury	0.3
Common Stocks	0.1
Senior Floating Rate Loans	0.0 **
Warrants	0.0 **
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%

**	Less than 0.05% of net assets.

Sector Breakdown as of June 30, 2017

% of Total Investments
Communications	16.4%
Consumer, Non-cyclical	16.0
Consumer, Cyclical	12.9
Financial	12.1
Energy	11.8
Basic Materials	8.1
Industrial	7.5
Technology	4.4
Utilities	1.8
Diversified	0.5
Short-Term Investments	8.5
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.40%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

49

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years. The Fund’s benchmark is the Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 1.98%, and the Index was 2.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

For the Reporting Period, Fund performance benefitted from both the risk-on environment in credit and the move higher in the Fed Funds target. The 3-month London Interbank Offered Rate (“LIBOR”) levels moved higher during the Reporting Period as the Federal Open Market Committee adjusted administered rates up. The implementation of reformed money market fund rules caused 3-month LIBOR levels to spike higher early in the Reporting Period as investors braced for a large move out of prime funds, which primarily invest in corporate debt securities, into government money market funds. While the spread between LIBOR and Overnight Indexed Swap ultimately normalized over the course of the Reporting Period, the Fund continued to benefit from the steady march higher in 3-month LIBOR as the Federal Open Market Committee hiked the Fed Funds target. The Fund also benefitted from a steady narrowing of credit spreads throughout the Reporting Period as investors sought the protection of floating rate assets in an environment of policy tightening.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

50

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index*	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index*
ONE YEAR	1.98%	2.08%	2.14%	1.98%	2.08%	2.14%
FIVE YEARS	5.77%	6.46%	6.78%	1.13%	1.26%	1.32%
SINCE INCEPTION (1)	7.84%	7.95%	9.11%	1.36%	1.38%	1.57%

(1)	For the period November 30, 2011 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index consists of debt instruments that pay a variable coupon rate, a majority of which are based on the 3-month LIBOR, with a fixed spread. The Index may include U.S. registered, dollar denominated bonds of non-U.S. corporations, governments and supranational entities. Excluded from the Index are fixed rate bullet bonds, fixed-rate puttable and fixed-rate callable bonds, fixed rate and fixed to floating capital securities, bonds with equity-linked features (e.g. warrants and convertibles), inflation linked bonds and securitized bonds.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
Morgan Stanley Series 3NC2 1.98% 2/14/2020	0.9%
Morgan Stanley 2.34% 1/20/2022	0.8
JPMorgan Chase & Co. 2.06% 1/25/2018	0.8
Goldman Sachs Group, Inc. Series MTN 2.28% 11/15/2018	0.7
International Finance Corp. Series GMTN 1.26% 12/15/2020	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	83.2%
Foreign Government Obligations	16.3
Short-Term Investment	0.4
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

Sector Breakdown as of June 30, 2017

% of Total Investments
Financial	56.7%
U.S. Government Securities	14.3
Consumer, Cyclical	7.0
Communications	5.4
Technology	4.7
Consumer, Non-cyclical	4.7
Energy	4.4
Industrial	2.1
Basic Materials	0.4
Utilities	0.1
Short-Term Investment	0.2
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR Bloomberg Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.15%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

51

SPDR BOFA MERRILL LYNCH CROSSOVER CORPORATE BOND ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. crossover corporate bond market. The Fund’s benchmark is the BofA Merrill Lynch US Diversified Crossover Corporate Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 6.42% and the Index was 6.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.

Fiscal stimulus expectations, corporate earnings and commodity movements were primary drivers of Fund performance over the Reporting Period. The Fund held roughly a market value percentage 52%, 53%, 58%, 57%, in Investment Grade securities over the four quarters respectively, with the remaining securities being High Yield securities. High Yield outperformed investment grade over the Reporting Period driven by the “risk-on” market sentiment throughout most of the period, beginning with the U.K. referendum results in favor of exiting the European Union and gaining further momentum upon the outcome of the U.S. Presidential election. Investment grade securities performed poorly specifically in the fourth quarter of 2016 with negative total returns due to the aforementioned rotation into risk assets. As investors shed perceived safe haven assets during this period, high yield proved to be an attractive investment option as spreads tightened further down the quality spectrum and broadly across sectors. U.S. President Donald Trump’s election had mixed implications for the market. Uncertainty surrounding health care and pharmaceuticals weighed on those sectors’ returns. On the other hand, enthusiasm for potential fiscal stimulus out of the U.S. supported highly cyclical industries and a recovery in oil prices lifted energy sector returns. The first half of the 2017 started with continued optimism for fiscal reform which coupled with positive economic data was generally supportive for risky assets. But a pullback in the oil rally and structural challenges in the retail space put downward pressure on the returns of energy and retail related issuers. Despite these headwinds, a strong corporate earnings season and a rally in U.S. Treasury rates boosted the overall U.S. high yield market and Fund return for the Reporting Period. Continued political uncertainty coupled with ever-present geopolitical risks provided support for perceived safe haven assets over the second quarter of 2017, consequently supporting Fund performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

52

SPDR BOFA MERRILL LYNCH CROSSOVER CORPORATE BOND ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	BofA Merrill Lynch U.S. Diversified Crossover Corporate Index*	Net Asset Value	Market Value	BofA Merrill Lynch U.S. Diversified Crossover Corporate Index*
ONE YEAR	6.42%	7.34%	6.60%	6.42%	7.34%	6.60%
FIVE YEARS	28.70%	27.30%	31.02%	5.18%	4.95%	5.55%
SINCE INCEPTION (1)	29.93%	30.81%	31.91%	5.34%	5.48%	5.66%

(1)	For the period June 18, 2012 to June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The BofA Merrill Lynch U.S. Diversified Crossover Corporate Index is designed to measure the performance of US dollar denominated BBB and BB corporate debt publicly issued in the U.S. domestic market. “Crossover” corporate debt generally means corporate debt rated at levels where the lower end of investment grade debt and the higher end of high yield debt meet.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
CSC Holdings LLC 6.63% 10/15/2025	0.7%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/01/2046	0.6
Wind Acquisition Finance SA 6.50% 4/30/2020	0.6
AT&T, Inc. 1.75% 1/15/2018	0.6
Verizon Communications, Inc. 4.50% 9/15/2020	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Allocation as of June 30, 2017

% of Net Assets
Corporate Bonds & Notes	97.9%
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%

Sector Breakdown as of June 30, 2017

% of Total Investments
Communications	18.2%
Financial	16.1
Consumer, Non-cyclical	14.2
Energy	13.5
Consumer, Cyclical	11.2
Basic Materials	7.1
Industrial	7.1
Technology	5.7
Utilities	4.1
Diversified	0.1
Short-Term Investments	2.7
TOTAL	100.0%

(The Fund’s asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)

The total expense ratio for SPDR BofA Merrill Lynch Crossover Corporate Bond ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented June 20, 2017) is 0.40% (0.30% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to waive its advisory fee and reimburse certain expenses, until October 31, 2017, so that the Net annual Fund operating expenses of the Fund will be limited to 0.30% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Investment Advisory Agreement.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

53

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF —

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The SPDR Dorsey Wright Fixed Income Allocation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dorsey Wright Fixed Income Allocation Index. The Fund’s benchmark is the Dorsey Wright Fixed Income Allocation Index (the “Index”).

For the 12-month period ended June 30, 2017 (the “Reporting Period”), the total return for the Fund was 2.98%, and the Index was 3.22%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and security misweights contributed to the difference between the Fund’s performance and that of the Index.

Fiscal stimulus, strong equity markets and continued flight to risky assets were primary drivers of Fund performance during the quarter. The Fund’s performance during the Reporting Period was driven by underlying exposures during the period to preferred stock, convertibles, and high yield bonds. Although these assets are considered fixed income, they may correlate to the movement of equities at times, as was the case during the Reporting Period. Equity markets were strong during the Reporting Period and investors continued gravitating toward riskier asset classes leading up to and following the 2016 U.S. Presidential Election, which benefitted from Fund performance. Fiscal stimulus also played a role in how the Fund performed over this period as the Federal Reserve increased interest rates multiple times during the fiscal year, which benefitted from Fund performance.

On an individual security level, the top positive contributors to the Fund’s performance were SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Wells Fargo Preferred Stock ETF. The top negative contributors to the Fund’s performance were SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Bloomberg Barclays Emerging Markets Local Bond ETF and SPDR Bloomberg Barclays Long Term Treasury ETF.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

54

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF —

PERFORMANCE SUMMARY AND PORTFOLIO STATISTICS (UNAUDITED)

Performance as of June 30, 2017

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dorsey Wright Fixed Income Allocation Index*	Net Asset Value	Market Value	Dorsey Wright Fixed Income Allocation Index*
ONE YEAR	2.98%	3.15%	3.22%	2.98%	3.15%	3.22%
SINCE INCEPTION (1)	5.91%	6.24%	6.22%	5.45%	5.75%	5.75%

(1)	For the period June 1, 2016 through June 30, 2017. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/1/16, 6/2/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Comparison of Change in Value of a $10,000 Investment (Based on Net Asset Value)

Line graph is based on cumulative total return.

*	The Dorsey Wright Fixed Income Allocation Index includes U.S.-listed fixed income ETFs advised by SSGA FM or its affiliates that are designed to target exposure to fixed income securities, including U.S. and non-U.S. developed and emerging market bonds, treasury bonds, corporate bonds, high yield bonds, inflation-protected bonds, floating rate notes, first lien senior secured floating rate bank loans, U.S nonconvertible preferred stock and other preferred securities, U.S. municipal bonds and U.S. convertible securities.

Top Five Holdings as of June 30, 2017

Description	% of Net Assets
SPDR Bloomberg Barclays Convertible Securities ETF	26.2%
SPDR Wells Fargo Preferred Stock ETF	24.8
SPDR Bloomberg Barclays High Yield Bond ETF	24.7
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	23.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

Asset Class Breakdown as of June 30, 2017

	% of Net Assets
Hybrids	51.0
High Yield	24.7
Investment Grade	23.9
Short-Term Investment	0.4
Liabilities in Excess of Other Assets	(0.0	)**
	100.0%

**	Amount shown represents less than 0.05% of net assets.

(The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time.)

The total expense ratio for SPDR Dorsey Wright Fixed Income Allocation ETF as stated in the Fees and Expenses table of the prospectus dated October 31, 2016 (as supplemented May 1, 2017) is 0.60%.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See “Note to Performance Summary” on page 1 for more information.

55

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS (a) — 99.8%
U.S. Treasury Bill:
8.69%, 8/3/2017	$169,895,000	$169,770,297
8.83%, 8/10/2017	169,895,000	169,738,697
8.92%, 8/17/2017	220,610,000	220,360,711
9.12%, 8/24/2017	169,895,000	169,669,719
9.21%, 8/31/2017	169,895,000	169,638,119
9.40%, 9/7/2017	159,753,000	159,474,710
9.43%, 9/14/2017	225,682,000	225,248,465
9.69%, 9/21/2017	182,574,000	182,179,092
10.16%, 9/28/2017	182,574,000	182,128,337

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,648,127,406)		1,648,208,147

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $3,071,521)	3,071,521	3,071,521

TOTAL INVESTMENTS — 100.0% (Cost $1,651,198,927)		1,651,279,668
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(176,136)

NET ASSETS — 100.0%		$1,651,103,532

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,648,208,147	$—	$1,648,208,147
Short-Term Investment	3,071,521	—	—	3,071,521

TOTAL INVESTMENTS	$3,071,521	$1,648,208,147	$—	$1,651,279,668

See accompanying notes to financial statements.

56

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,358,376	$2,358,376	2,002,001	4,360,377	—	$—	$2,761	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,269,871	2,198,350	3,071,521	3,071,521	1,660	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	9,295,462	9,295,462	—	—	5,858	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	2,571,916,573	2,571,916,573	—	—	53,212	—

TOTAL		$2,358,376				$3,071,521	$63,491	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

57

SPDR Bloomberg Barclays TIPS ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$18,377,905	$16,935,423
0.75%, 2/15/2042	18,794,112	17,921,125
0.75%, 2/15/2045	17,943,054	16,865,215
0.88%, 2/15/2047	10,319,064	10,030,646
1.00%, 2/15/2046	15,807,213	15,810,849
1.38%, 2/15/2044	18,106,454	19,727,887
1.75%, 1/15/2028	13,703,260	15,288,316
2.00%, 1/15/2026	18,502,943	20,750,680
2.13%, 2/15/2040	12,910,275	16,086,461
2.13%, 2/15/2041	20,097,752	25,156,558
2.38%, 1/15/2025	27,276,173	31,090,746
2.38%, 1/15/2027	15,006,706	17,503,822
2.50%, 1/15/2029	12,101,572	14,567,146
3.38%, 4/15/2032	5,174,678	7,121,599
3.63%, 4/15/2028	19,053,048	24,921,768
3.88%, 4/15/2029	21,777,488	29,607,366
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2019	39,180,985	39,209,587
0.13%, 4/15/2020	39,255,432	39,330,409
0.13%, 4/15/2021	34,829,821	34,797,081
0.13%, 1/15/2022	33,491,159	33,454,989
0.13%, 4/15/2022 (a)	12,079,856	12,027,309
0.13%, 7/15/2022	32,736,100	32,726,934
0.13%, 1/15/2023	32,615,039	32,343,030
0.13%, 7/15/2024	31,709,067	31,172,233
0.13%, 7/15/2026	28,220,868	27,241,604
0.25%, 1/15/2025	31,783,976	31,243,013
0.38%, 7/15/2023	32,349,604	32,580,257
0.38%, 7/15/2025	31,745,518	31,529,649
0.38%, 1/15/2027	29,247,889	28,751,259
0.63%, 7/15/2021	29,199,123	29,933,481
0.63%, 1/15/2024	32,264,651	32,747,331
0.63%, 1/15/2026	32,784,621	33,018,703
1.13%, 1/15/2021	30,786,910	31,977,132
1.25%, 7/15/2020	27,262,588	28,424,247
1.38%, 7/15/2018	12,628,371	12,837,496
1.38%, 1/15/2020	16,111,214	16,705,879
1.63%, 1/15/2018	2	2
1.88%, 7/15/2019	13,062,488	13,623,130
2.13%, 1/15/2019	12,620,852	13,038,224

TOTAL U.S. TREASURY OBLIGATIONS (Cost $921,590,297)		918,098,586

	Shares
SHORT-TERM INVESTMENTS — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d)	75,605	75,605
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	36,630	36,630

TOTAL SHORT-TERM INVESTMENTS (Cost $112,235)		112,235

TOTAL INVESTMENTS — 99.7% (Cost $921,702,532)		918,210,821
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		3,132,884

NET ASSETS — 100.0%		$921,343,705

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$918,098,586	$—	$918,098,586
Short-Term Investments	112,235	—	—	112,235

TOTAL INVESTMENTS	$112,235	$918,098,586	$—	$918,210,821

See accompanying notes to financial statements.

58

SPDR Bloomberg Barclays TIPS ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	37,009	$37,009	11,390,399	11,427,408	—	$—	$1,367	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,184,698	1,109,093	75,605	75,605	139	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	57,445,146	57,445,146	—	—	5,677	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	30,454,830	30,418,200	36,630	36,630	691	—

TOTAL		$37,009				$112,235	$7,874	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

59

SPDR Bloomberg Barclays 0-5 Year TIPS ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2018	$1,181,467	$1,177,781
0.13%, 4/15/2019	1,170,655	1,171,509
0.13%, 4/15/2020	1,171,452	1,173,689
0.13%, 4/15/2021	1,039,352	1,038,375
0.13%, 1/15/2022	1,000,327	999,246
0.13%, 4/15/2022	360,926	359,356
0.63%, 7/15/2021	872,199	894,135
1.13%, 1/15/2021	919,983	955,550
1.25%, 7/15/2020	814,049	848,736
1.38%, 7/15/2018	380,855	387,162
1.38%, 1/15/2020	480,985	498,738
1.63%, 1/15/2018	417,114	419,271
1.88%, 7/15/2019	395,291	412,257
2.13%, 1/15/2019	377,399	389,880

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,808,511)		10,725,685

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (a) (b) (Cost $6,693)	6,693	6,693

TOTAL INVESTMENTS — 99.7% (Cost $10,815,204)		10,732,378
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		30,385

NET ASSETS — 100.0%		$10,762,763

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$10,725,685	$—	$10,725,685
Short-Term Investment	6,693	—	—	6,693

TOTAL INVESTMENTS	$6,693	$10,725,685	$—	$10,732,378

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	10,729	$10,729	62,048	72,777	—	$—	$16	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	15,920	9,227	6,693	6,693	13	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	158,208	158,208	—	—	41	—

TOTAL		$10,729				$6,693	$70	$—

See accompanying notes to financial statements.

60

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
2.00%, 1/15/2026	$3,012,971	$3,378,987
2.38%, 1/15/2025	4,540,169	5,175,111
2.38%, 1/15/2027	2,497,234	2,912,774
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2019	6,536,985	6,541,757
0.13%, 4/15/2020	6,534,501	6,546,982
0.13%, 4/15/2021	5,797,931	5,792,480
0.13%, 1/15/2022	5,546,016	5,540,027
0.13%, 4/15/2022	2,044,327	2,035,434
0.13%, 7/15/2022	5,435,629	5,434,107
0.13%, 1/15/2023	5,429,200	5,383,921
0.13%, 7/15/2024	5,198,662	5,110,649
0.13%, 7/15/2026	4,704,803	4,541,546
0.25%, 1/15/2025	5,289,988	5,199,952
0.38%, 7/15/2023	5,384,760	5,423,153
0.38%, 7/15/2025	5,283,944	5,248,013
0.38%, 1/15/2027	4,868,097	4,785,436
0.63%, 7/15/2021	4,870,903	4,993,406
0.63%, 1/15/2024	5,370,610	5,450,955
0.63%, 1/15/2026	5,515,253	5,554,632
1.13%, 1/15/2021	5,124,385	5,322,494
1.25%, 7/15/2020	4,538,352	4,731,731
1.38%, 7/15/2018	2,121,990	2,157,130
1.38%, 1/15/2020	2,681,847	2,780,833
1.88%, 7/15/2019	2,167,474	2,260,502
2.13%, 1/15/2019	2,074,236	2,142,831

TOTAL U.S. TREASURY OBLIGATIONS (Cost $115,584,452)		114,444,843

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $15,529)	15,529	15,529

TOTAL INVESTMENTS — 99.7% (Cost $115,599,981)		114,460,372
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		342,018

NET ASSETS — 100.0%		$114,802,390

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$114,444,843	$—	$114,444,843
Short-Term Investment	15,529	—	—	15,529

TOTAL INVESTMENTS	$15,529	$114,444,843	$—	$114,460,372

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	17,436	$17,436	555,350	572,786	—	$—	$72	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	159,630	144,101	15,529	15,529	35	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	6,136,426	6,136,426	—	—	713	—
State Street Navigator Securities Lending Government Money Market Portfolio*	—	—	4,318,050	4,318,050	—	—	158	—

TOTAL		$17,436				$15,529	$978	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

61

SPDR Bloomberg Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
7.88%, 2/15/2021	$81,900	$99,604
8.00%, 11/15/2021	396,000	498,952
8.13%, 8/15/2019	85,200	97,160
8.13%, 5/15/2021	75,600	93,654
8.13%, 8/15/2021	138,800	173,803
8.50%, 2/15/2020	68,300	80,651
8.75%, 5/15/2020	184,300	221,682
8.75%, 8/15/2020	264,100	321,597
8.88%, 2/15/2019	102,400	114,876
9.00%, 11/15/2018	85,200	94,165
Treasury Notes:
0.75%, 7/31/2018	1,106,100	1,099,751
0.75%, 8/31/2018	691,100	686,670
0.75%, 9/30/2018	617,800	613,506
0.75%, 10/31/2018	559,900	555,662
0.75%, 2/15/2019	1,518,100	1,503,708
0.75%, 7/15/2019	389,400	384,439
0.75%, 8/15/2019	691,100	681,825
0.88%, 7/15/2018	551,900	549,565
0.88%, 10/15/2018	374,900	372,771
0.88%, 4/15/2019	1,892,300	1,876,102
0.88%, 5/15/2019	377,800	374,388
0.88%, 6/15/2019	896,600	887,975
0.88%, 7/31/2019	170,600	168,831
0.88%, 9/15/2019	617,800	610,640
1.00%, 8/15/2018	807,000	804,321
1.00%, 9/15/2018	602,700	600,488
1.00%, 11/30/2018	1,740,200	1,732,056
1.00%, 3/15/2019	507,600	504,549
1.00%, 6/30/2019	1,191,900	1,183,199
1.00%, 8/31/2019	1,568,100	1,554,693
1.00%, 9/30/2019	777,200	770,081
1.00%, 10/15/2019	679,100	672,750
1.00%, 11/15/2019	593,700	587,496
1.00%, 11/30/2019	570,200	564,207
1.13%, 1/15/2019	378,500	377,194
1.13%, 1/31/2019	532,200	530,311
1.13%, 2/28/2019	920,600	917,194
1.13%, 5/31/2019	119,000	118,467
1.13%, 12/31/2019	272,700	270,488
1.13%, 3/31/2020	187,600	185,679
1.13%, 4/30/2020	453,700	448,777
1.13%, 2/28/2021	683,800	670,042
1.13%, 6/30/2021	2,322,500	2,266,992
1.13%, 7/31/2021	1,072,400	1,045,386
1.13%, 8/31/2021	1,196,000	1,164,701
1.13%, 9/30/2021	2,039,600	1,984,204
1.25%, 10/31/2018	1,204,800	1,203,547
1.25%, 11/15/2018	649,000	648,254
1.25%, 11/30/2018	2,690,400	2,687,306
1.25%, 12/15/2018	378,500	377,997
1.25%, 12/31/2018	525,400	524,649
1.25%, 1/31/2019	663,200	662,159
1.25%, 3/31/2019	434,200	433,336
1.25%, 4/30/2019	613,000	611,578
1.25%, 5/31/2019 (a)	750,000	748,283
1.25%, 6/30/2019	500,000	498,690
1.25%, 10/31/2019	288,300	287,167
1.25%, 1/31/2020	1,822,400	1,811,429
1.25%, 2/29/2020	657,600	653,385
1.25%, 3/31/2021	1,043,600	1,026,475
1.25%, 10/31/2021	882,000	861,617
1.38%, 7/31/2018	770,900	771,594
1.38%, 9/30/2018	1,489,700	1,490,713
1.38%, 11/30/2018	153,100	153,170
1.38%, 12/31/2018	430,700	430,894
1.38%, 2/28/2019	1,207,200	1,207,623
1.38%, 12/15/2019	647,000	645,745
1.38%, 1/15/2020	388,400	387,472
1.38%, 1/31/2020	513,600	512,285
1.38%, 2/15/2020	776,700	774,339
1.38%, 2/29/2020	1,932,300	1,925,750
1.38%, 3/31/2020	607,700	605,488
1.38%, 4/30/2020	2,295,500	2,285,606
1.38%, 5/31/2020	579,800	577,092
1.38%, 8/31/2020	810,200	804,691
1.38%, 9/30/2020	937,200	930,274
1.38%, 10/31/2020	1,028,700	1,020,470
1.38%, 1/31/2021	644,400	637,698
1.38%, 4/30/2021	1,181,400	1,166,443
1.38%, 5/31/2021	937,000	924,135
1.50%, 8/31/2018	1,130,800	1,133,220
1.50%, 12/31/2018	1,030,100	1,032,438
1.50%, 1/31/2019	952,300	954,481
1.50%, 2/28/2019	1,133,600	1,136,162
1.50%, 3/31/2019	153,100	153,504
1.50%, 5/31/2019	1,186,000	1,188,846
1.50%, 10/31/2019	1,399,300	1,401,483
1.50%, 11/30/2019	1,513,600	1,515,129
1.50%, 4/15/2020	884,800	884,251
1.50%, 5/15/2020	850,000	849,176
1.50%, 5/31/2020	1,204,800	1,203,210
1.50%, 6/15/2020	750,000	749,048
1.50%, 1/31/2022	776,700	765,018
1.63%, 3/31/2019	944,400	948,725
1.63%, 4/30/2019	1,147,400	1,152,632
1.63%, 6/30/2019	702,400	705,687
1.63%, 7/31/2019	930,200	934,544
1.63%, 8/31/2019	1,378,300	1,384,613
1.63%, 12/31/2019	1,083,200	1,087,435
1.63%, 3/15/2020	434,200	435,607
1.63%, 6/30/2020	1,619,300	1,622,458
1.63%, 7/31/2020	986,200	987,551
1.63%, 11/30/2020	1,928,500	1,927,709
1.75%, 10/31/2018	1,192,200	1,198,960
1.75%, 9/30/2019	889,200	895,762
1.75%, 10/31/2020	469,400	471,442
1.75%, 12/31/2020	791,500	793,993
1.75%, 11/30/2021	2,166,000	2,160,433
1.75%, 2/28/2022	776,700	773,430
1.75%, 3/31/2022	851,600	847,342
1.75%, 4/30/2022	884,800	879,827
1.75%, 5/15/2022	1,000,000	994,520
1.75%, 5/31/2022	750,000	745,613
1.75%, 6/30/2022	1,000,000	993,600
1.88%, 6/30/2020	189,600	191,394

See accompanying notes to financial statements.

62

SPDR Bloomberg Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
1.88%, 11/30/2021	$791,400	$793,576
1.88%, 1/31/2022	1,087,200	1,088,635
1.88%, 2/28/2022	1,165,100	1,166,661
1.88%, 3/31/2022	1,192,300	1,193,051
1.88%, 4/30/2022	928,800	928,707
1.88%, 5/31/2022	1,000,000	1,000,070
2.00%, 7/31/2020	306,300	310,156
2.00%, 9/30/2020	1,126,900	1,140,750
2.00%, 11/30/2020	407,800	412,649
2.00%, 2/28/2021	1,368,500	1,383,855
2.00%, 5/31/2021	1,813,600	1,831,899
2.00%, 8/31/2021	691,100	697,175
2.00%, 10/31/2021	848,100	854,987
2.00%, 11/15/2021	989,700	998,132
2.00%, 12/31/2021	828,600	834,665
2.00%, 2/15/2022	893,000	899,778
2.13%, 8/31/2020	1,044,600	1,061,596
2.13%, 1/31/2021	885,600	899,371
2.13%, 6/30/2021	982,700	997,077
2.13%, 8/15/2021	1,001,800	1,015,885
2.13%, 9/30/2021	880,300	892,404
2.13%, 12/31/2021	1,133,800	1,148,437
2.13%, 6/30/2022	975,000	985,676
2.25%, 7/31/2018	379,800	383,625
2.25%, 3/31/2021	683,400	697,006
2.25%, 4/30/2021	938,000	956,329
2.25%, 7/31/2021	862,900	879,425
2.38%, 12/31/2020	585,700	600,067
2.63%, 8/15/2020	2,102,700	2,169,061
2.63%, 11/15/2020	2,209,900	2,280,838
2.75%, 2/15/2019	613,000	626,756
3.13%, 5/15/2019	2,272,900	2,346,429
3.13%, 5/15/2021	789,300	830,407
3.38%, 11/15/2019	1,138,200	1,189,544
3.50%, 5/15/2020	1,222,500	1,289,786
3.63%, 8/15/2019	601,000	628,826
3.63%, 2/15/2020	1,239,400	1,306,972
3.63%, 2/15/2021	1,583,500	1,691,447
3.75%, 11/15/2018	775,000	800,242
4.00%, 8/15/2018	255,500	263,134

TOTAL U.S. TREASURY OBLIGATIONS (Cost $139,113,814)		137,976,935

	Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c)	1,369,761	1,369,761
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	688,500	688,500

TOTAL SHORT-TERM INVESTMENTS (Cost $2,058,261)		2,058,261

TOTAL INVESTMENTS — 101.0% (Cost $141,172,075)		140,035,196
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,344,880)

NET ASSETS — 100.0%		$138,690,316

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$137,976,935	$—	$137,976,935
Short-Term Investments	2,058,261	—	—	2,058,261

TOTAL INVESTMENTS	$2,058,261	$137,976,935	$—	$140,035,196

See accompanying notes to financial statements.

63

SPDR Bloomberg Barclays Short Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class .	3,752,355	$3,752,355	7,821,382	11,573,737	—	$—	$532	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,324,529	954,768	1,369,761	1,369,761	236	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	18,904,339	18,904,339	—	—	955	—
State Street Navigator Securities Lending Government Money Market Portfolio*	536,210	536,210	18,520,923	18,368,633	688,500	688,500	4,333	—

TOTAL		$4,288,565				$2,058,261	$6,056	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

64

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
6.00%, 2/15/2026	$725,500	$940,531
6.25%, 8/15/2023	294,600	366,724
6.50%, 11/15/2026	400,400	543,503
6.63%, 2/15/2027	309,000	424,971
6.75%, 8/15/2026	369,100	506,342
6.88%, 8/15/2025	170,000	229,587
7.13%, 2/15/2023	131,800	167,950
7.25%, 8/15/2022	1,231,300	1,551,216
7.50%, 11/15/2024	131,700	180,118
7.63%, 11/15/2022	112,300	144,818
7.63%, 2/15/2025	1,880,100	2,607,492
7.88%, 2/15/2021	87,500	106,414
8.00%, 11/15/2021	213,400	268,880
8.13%, 8/15/2019	195,300	222,716
8.13%, 5/15/2021	41,500	51,411
8.13%, 8/15/2021	2,692,600	3,371,620
8.50%, 2/15/2020	87,500	103,324
8.75%, 5/15/2020	69,200	83,236
8.75%, 8/15/2020	376,700	458,711
8.88%, 2/15/2019	132,800	148,980
9.00%, 11/15/2018	103,000	113,838
Treasury Notes:
0.75%, 7/31/2018	369,100	366,981
0.75%, 8/31/2018	2,726,800	2,709,321
0.75%, 9/30/2018	3,052,500	3,031,285
0.75%, 10/31/2018	1,110,200	1,101,796
0.75%, 2/15/2019	1,093,500	1,083,134
0.75%, 7/15/2019	1,637,100	1,616,243
0.75%, 8/15/2019	1,475,100	1,455,304
0.88%, 7/15/2018	1,460,800	1,454,621
0.88%, 10/15/2018	3,998,900	3,976,186
0.88%, 4/15/2019	1,689,200	1,674,740
0.88%, 5/15/2019	3,036,100	3,008,684
0.88%, 6/15/2019	1,475,100	1,460,910
0.88%, 7/31/2019	253,100	250,475
0.88%, 9/15/2019 (a)	1,202,600	1,188,662
1.00%, 8/15/2018	731,600	729,171
1.00%, 9/15/2018	1,617,700	1,611,763
1.00%, 11/30/2018	1,082,500	1,077,434
1.00%, 3/15/2019	2,552,100	2,536,762
1.00%, 6/30/2019	289,900	287,784
1.00%, 8/31/2019	1,964,900	1,948,100
1.00%, 9/30/2019	840,900	833,197
1.00%, 10/15/2019	3,566,300	3,532,955
1.00%, 11/15/2019	1,603,300	1,586,546
1.00%, 11/30/2019	2,969,400	2,938,192
1.13%, 1/15/2019	728,400	725,887
1.13%, 1/31/2019	663,000	660,646
1.13%, 2/28/2019	884,000	880,729
1.13%, 5/31/2019	308,200	306,819
1.13%, 12/31/2019	505,900	501,797
1.13%, 3/31/2020	949,300	939,579
1.13%, 4/30/2020	3,471,700	3,434,032
1.13%, 2/28/2021	2,655,500	2,602,071
1.13%, 6/30/2021	2,028,800	1,980,312
1.13%, 7/31/2021	4,519,200	4,405,362
1.13%, 8/31/2021	2,471,000	2,406,334
1.13%, 9/30/2021	1,603,300	1,559,754
1.25%, 10/31/2018	2,444,000	2,441,458
1.25%, 11/15/2018	2,577,100	2,574,136
1.25%, 11/30/2018	2,112,800	2,110,370
1.25%, 12/15/2018	653,000	652,132
1.25%, 12/31/2018	1,644,900	1,642,548
1.25%, 1/31/2019	2,459,100	2,455,239
1.25%, 3/31/2019	1,768,100	1,764,582
1.25%, 4/30/2019	2,005,500	2,000,847
1.25%, 5/31/2019 (a)	1,768,000	1,763,951
1.25%, 6/30/2019	750,000	748,035
1.25%, 10/31/2019	2,695,600	2,685,006
1.25%, 1/31/2020	2,933,600	2,915,940
1.25%, 2/29/2020	439,200	436,385
1.25%, 3/31/2021	2,101,100	2,066,621
1.25%, 10/31/2021	2,097,200	2,048,734
1.25%, 7/31/2023	1,475,100	1,408,485
1.38%, 7/31/2018	3,078,000	3,080,770
1.38%, 9/30/2018	4,643,300	4,646,457
1.38%, 11/30/2018	244,500	244,613
1.38%, 12/31/2018	926,900	927,317
1.38%, 2/28/2019	941,200	941,529
1.38%, 12/15/2019	1,028,000	1,026,006
1.38%, 1/15/2020	663,000	661,415
1.38%, 1/31/2020	404,800	403,764
1.38%, 2/15/2020	884,000	881,313
1.38%, 2/29/2020	1,902,700	1,896,250
1.38%, 3/31/2020	2,337,500	2,328,992
1.38%, 4/30/2020	2,470,600	2,459,952
1.38%, 5/31/2020	1,898,200	1,889,335
1.38%, 8/31/2020	5,730,100	5,691,135
1.38%, 9/30/2020	1,968,000	1,953,457
1.38%, 10/31/2020	4,106,100	4,073,251
1.38%, 1/31/2021	1,821,700	1,802,754
1.38%, 4/30/2021	2,405,200	2,374,750
1.38%, 5/31/2021	2,716,700	2,679,400
1.38%, 6/30/2023	1,586,200	1,527,320
1.38%, 8/31/2023	1,511,600	1,452,224
1.38%, 9/30/2023	1,763,600	1,692,580
1.50%, 8/31/2018	3,808,000	3,816,149
1.50%, 12/31/2018	1,852,200	1,856,404
1.50%, 1/31/2019	903,400	905,469
1.50%, 2/28/2019	3,414,800	3,422,517
1.50%, 3/31/2019	227,600	228,201
1.50%, 5/31/2019	2,700,700	2,707,181
1.50%, 10/31/2019	5,169,700	5,177,765
1.50%, 11/30/2019	1,662,100	1,663,779
1.50%, 4/15/2020	1,768,100	1,767,004
1.50%, 5/15/2020	1,768,000	1,766,285
1.50%, 5/31/2020	4,408,600	4,402,780
1.50%, 6/15/2020	500,000	499,365
1.50%, 1/31/2022	2,759,700	2,718,194
1.50%, 2/28/2023	2,028,400	1,974,789
1.50%, 3/31/2023	1,292,600	1,257,209
1.50%, 8/15/2026	4,822,500	4,512,269
1.63%, 3/31/2019	1,936,500	1,945,369
1.63%, 4/30/2019	2,680,900	2,693,125
1.63%, 6/30/2019	1,935,000	1,944,056
1.63%, 7/31/2019	2,469,100	2,480,631

See accompanying notes to financial statements.

65

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
1.63%, 8/31/2019	$2,194,900	$2,204,953
1.63%, 12/31/2019	2,457,800	2,467,410
1.63%, 3/15/2020	884,000	886,864
1.63%, 6/30/2020	3,378,800	3,385,389
1.63%, 7/31/2020	2,868,800	2,872,730
1.63%, 11/30/2020	2,181,800	2,180,905
1.63%, 8/15/2022	3,035,500	2,994,855
1.63%, 11/15/2022	4,181,200	4,112,085
1.63%, 4/30/2023	2,415,600	2,363,882
1.63%, 5/31/2023	2,267,000	2,217,013
1.63%, 10/31/2023	1,082,500	1,054,420
1.63%, 2/15/2026	4,488,600	4,266,145
1.63%, 5/15/2026	4,244,900	4,025,141
1.75%, 10/31/2018	275,300	276,861
1.75%, 9/30/2019	3,894,200	3,922,939
1.75%, 10/31/2020	4,672,300	4,692,624
1.75%, 12/31/2020	2,128,000	2,134,703
1.75%, 11/30/2021	2,043,900	2,038,647
1.75%, 2/28/2022	4,554,200	4,535,027
1.75%, 3/31/2022	2,502,000	2,489,490
1.75%, 4/30/2022	3,107,600	3,090,135
1.75%, 5/15/2022	1,263,100	1,256,178
1.75%, 5/31/2022	2,679,600	2,663,924
1.75%, 6/30/2022	2,000,000	1,987,200
1.75%, 9/30/2022	1,391,000	1,378,509
1.75%, 1/31/2023	1,366,200	1,349,273
1.75%, 5/15/2023	3,573,900	3,520,792
1.88%, 6/30/2020	342,500	345,740
1.88%, 11/30/2021	2,448,200	2,454,933
1.88%, 1/31/2022	2,165,800	2,168,659
1.88%, 2/28/2022	2,784,100	2,787,831
1.88%, 3/31/2022	1,547,100	1,548,075
1.88%, 4/30/2022	1,564,600	1,564,444
1.88%, 5/31/2022	4,408,600	4,408,909
1.88%, 8/31/2022	1,337,100	1,334,613
1.88%, 10/31/2022	2,873,900	2,863,956
2.00%, 7/31/2020	390,400	395,315
2.00%, 9/30/2020	2,408,100	2,437,696
2.00%, 11/30/2020	1,015,700	1,027,777
2.00%, 2/28/2021	4,320,100	4,368,571
2.00%, 5/31/2021	1,084,200	1,095,140
2.00%, 8/31/2021	1,858,400	1,874,735
2.00%, 10/31/2021	1,319,600	1,330,315
2.00%, 11/15/2021	1,955,500	1,972,161
2.00%, 12/31/2021	1,850,500	1,864,046
2.00%, 2/15/2022	1,660,400	1,673,003
2.00%, 7/31/2022	1,549,500	1,556,860
2.00%, 11/30/2022	1,396,500	1,399,656
2.00%, 2/15/2023	3,679,500	3,681,376
2.00%, 4/30/2024	1,788,600	1,775,114
2.00%, 5/31/2024	1,948,800	1,932,976
2.00%, 6/30/2024	1,750,000	1,734,547
2.00%, 2/15/2025	4,450,200	4,389,455
2.00%, 8/15/2025	5,132,200	5,045,568
2.00%, 11/15/2026	4,404,300	4,295,338
2.13%, 8/31/2020	1,539,700	1,564,751
2.13%, 1/31/2021	1,773,700	1,801,281
2.13%, 6/30/2021	1,041,100	1,056,331
2.13%, 8/15/2021	4,893,800	4,962,607
2.13%, 9/30/2021	3,820,200	3,872,727
2.13%, 12/31/2021	2,774,200	2,810,015
2.13%, 6/30/2022	1,220,100	1,233,460
2.13%, 12/31/2022	2,184,800	2,202,606
2.13%, 11/30/2023	2,024,500	2,031,424
2.13%, 2/29/2024	1,635,000	1,637,027
2.13%, 3/31/2024	1,768,100	1,769,302
2.13%, 5/15/2025	7,102,200	7,058,024
2.25%, 7/31/2018	198,400	200,398
2.25%, 3/31/2021	1,168,400	1,191,663
2.25%, 4/30/2021	2,618,900	2,670,074
2.25%, 7/31/2021	1,237,200	1,260,892
2.25%, 12/31/2023	1,644,900	1,661,300
2.25%, 1/31/2024	1,547,100	1,561,751
2.25%, 11/15/2024	4,407,700	4,432,648
2.25%, 11/15/2025	4,782,400	4,783,882
2.25%, 2/15/2027	4,610,000	4,589,486
2.38%, 12/31/2020	1,061,900	1,087,948
2.38%, 8/15/2024	3,380,000	3,432,052
2.38%, 5/15/2027	3,298,800	3,320,077
2.50%, 8/15/2023	1,622,100	1,664,826
2.50%, 5/15/2024	5,394,700	5,526,924
2.63%, 8/15/2020	2,097,100	2,163,284
2.63%, 11/15/2020	3,270,900	3,375,896
2.75%, 2/15/2019	2,233,500	2,283,620
2.75%, 11/15/2023	4,779,100	4,974,756
2.75%, 2/15/2024	4,206,200	4,376,341
3.13%, 5/15/2019	2,610,700	2,695,156
3.13%, 5/15/2021	1,842,700	1,938,668
3.38%, 11/15/2019	3,778,800	3,949,262
3.50%, 5/15/2020	2,161,300	2,280,258
3.63%, 8/15/2019	2,010,200	2,103,272
3.63%, 2/15/2020	6,086,500	6,418,336
3.63%, 2/15/2021	2,876,000	3,072,057
3.75%, 11/15/2018	1,968,100	2,032,201
4.00%, 8/15/2018	195,300	201,136

TOTAL U.S. TREASURY OBLIGATIONS (Cost $446,042,252)		441,486,166

	Shares

SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c)	8,972,982	8,972,982
State Street Navigator Securities Lending Government Money Market Portfolio (b) (d)	2,716,993	2,716,993

TOTAL SHORT-TERM INVESTMENTS (Cost $11,689,975)		11,689,975

TOTAL INVESTMENTS — 102.0% (Cost $457,732,227)		453,176,141
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(8,877,515)

NET ASSETS — 100.0%		$444,298,626

See accompanying notes to financial statements.

66

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$441,486,166	$—	$441,486,166
Short-Term Investments	11,689,975	—	—	11,689,975

TOTAL INVESTMENTS	$11,689,975	$441,486,166	$—	$453,176,141

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	12,300,642	$12,300,642	22,743,239	35,043,881	—	$—	$1,939	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	16,470,009	7,497,027	8,972,982	8,972,982	1,541	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	56,023,180	56,023,180	—	—	3,894	—
State Street Navigator Securities Lending Government Money Market Portfolio*	3,114,199	3,114,199	60,220,010	60,617,216	2,716,993	2,716,993	10,075	—

TOTAL		$15,414,841				$11,689,975	$17,449	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

67

SPDR Bloomberg Barclays Long Term Treasury ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
2.25%, 8/15/2046	$20,511,000	$18,064,038
2.50%, 2/15/2045	18,120,800	16,918,666
2.50%, 2/15/2046	19,342,500	18,012,123
2.50%, 5/15/2046	17,721,200	16,493,298
2.75%, 8/15/2042	9,832,400	9,728,079
2.75%, 11/15/2042	13,076,200	12,927,132
2.88%, 5/15/2043	18,973,300	19,161,515
2.88%, 8/15/2045	19,100,300	19,211,273
2.88%, 11/15/2046	19,259,000	19,371,665
3.00%, 5/15/2042	8,901,400	9,221,672
3.00%, 11/15/2044	21,499,300	22,192,439
3.00%, 5/15/2045	18,081,900	18,640,993
3.00%, 11/15/2045	21,916,400	22,582,659
3.00%, 2/15/2047	17,171,800	17,718,722
3.00%, 5/15/2047	11,300,500	11,667,202
3.13%, 11/15/2041	6,847,700	7,252,605
3.13%, 2/15/2042	9,798,300	10,378,555
3.13%, 2/15/2043	12,462,200	13,171,922
3.13%, 8/15/2044	17,988,100	19,010,723
3.38%, 5/15/2044	20,361,500	22,503,529
3.50%, 2/15/2039	4,884,700	5,521,713
3.63%, 8/15/2043	16,183,600	18,625,543
3.63%, 2/15/2044	17,996,400	20,741,032
3.75%, 8/15/2041	6,610,400	7,741,836
3.75%, 11/15/2043	17,935,800	21,091,604
3.88%, 8/15/2040	9,294,100	11,064,161
4.25%, 5/15/2039	5,115,000	6,408,788
4.25%, 11/15/2040	8,208,400	10,316,727
4.38%, 2/15/2038	2,467,900	3,144,919
4.38%, 11/15/2039	5,571,900	7,103,169
4.38%, 5/15/2040	8,235,100	10,512,681
4.38%, 5/15/2041	8,790,700	11,271,700
4.50%, 2/15/2036	7,375,800	9,523,117
4.50%, 5/15/2038	4,219,200	5,464,075
4.50%, 8/15/2039	5,408,700	7,008,647
4.63%, 2/15/2040	10,214,000	13,471,552
4.75%, 2/15/2037	1,654,500	2,204,621
4.75%, 2/15/2041	8,925,400	12,020,550
5.00%, 5/15/2037	3,953,600	5,425,921
5.25%, 11/15/2028	4,059,000	5,225,963
5.25%, 2/15/2029	2,823,500	3,646,268
5.38%, 2/15/2031	6,403,900	8,608,443
5.50%, 8/15/2028	2,650,000	3,465,617
6.13%, 11/15/2027	4,090,200	5,523,815
6.13%, 8/15/2029	2,405,700	3,352,006
6.25%, 5/15/2030	3,359,800	4,790,201
6.38%, 8/15/2027	2,326,000	3,180,200

TOTAL U.S. TREASURY OBLIGATIONS (Cost $569,416,382)		550,683,679

	Shares
SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $177,007)	177,007	177,007

TOTAL INVESTMENTS — 99.2% (Cost $569,593,389)		550,860,686
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		4,213,540

NET ASSETS — 100.0%		$555,074,226

(a)	Amount shown represents less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$550,683,679	$—	$550,683,679
Short-Term Investment	177,007	—	—	177,007

TOTAL INVESTMENTS	$177,007	$550,683,679	$—	$550,860,686

See accompanying notes to financial statements.

68

SPDR Bloomberg Barclays Long Term Treasury ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	24,456	$24,456	9,814,344	9,838,800	—	$—	$1,923	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,871,291	5,694,284	177,007	177,007	1,685	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	23,157,436	23,157,436	—	—	2,252	—
State Street Navigator Securities Lending Government Money Market Portfolio*	8,981,133	8,981,133	76,290,107	85,271,240	—	—	8,562	—

TOTAL		$9,005,589				$177,007	$14,422	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

69

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
ADVERTISING — 0.1%
Omnicom Group, Inc. 6.25%, 7/15/2019	$1,390,000	$1,502,951

AEROSPACE & DEFENSE — 1.2%
Boeing Capital Corp.:
2.90%, 8/15/2018	1,000,000	1,014,332
4.70%, 10/27/2019	21,000	22,390
Boeing Co.:
4.88%, 2/15/2020	3,717,000	3,998,526
6.00%, 3/15/2019	2,005,000	2,144,347
Harris Corp. 2.70%, 4/27/2020	90,000	90,893
L3 Technologies, Inc. 5.20%, 10/15/2019	3,133,000	3,343,632
Lockheed Martin Corp.:
1.85%, 11/23/2018	2,612,000	2,617,145
4.25%, 11/15/2019	3,912,000	4,117,536
Northrop Grumman Corp. 5.05%, 8/1/2019	3,901,000	4,143,447
Raytheon Co. 4.40%, 2/15/2020	2,450,000	2,604,546
Rockwell Collins, Inc.:
1.95%, 7/15/2019	750,000	751,155
5.25%, 7/15/2019	1,188,000	1,263,830
United Technologies Corp.:
1.50%, 11/1/2019	3,140,000	3,121,223
1.90%, 5/4/2020	5,000,000	5,008,000
4.50%, 4/15/2020	2,579,000	2,757,209

		36,998,211

AGRICULTURE — 0.9%
Altria Group, Inc.:
2.63%, 1/14/2020	4,000,000	4,059,040
9.25%, 8/6/2019	3,898,000	4,472,643
9.70%, 11/10/2018	200,000	220,704
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	2,822,000	3,152,174
Philip Morris International, Inc.:
1.38%, 2/25/2019	1,300,000	1,291,355
1.63%, 2/21/2019	2,000,000	1,994,180
1.88%, 1/15/2019	3,515,000	3,519,851
2.00%, 2/21/2020	4,669,000	4,677,404
4.50%, 3/26/2020	3,000,000	3,197,820

		26,585,171

AIRLINES — 0.2%
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 11/10/2019	1,297,166	1,433,550
Delta Air Lines, Inc. 2.88%, 3/13/2020	3,446,000	3,484,802
Southwest Airlines Co. 2.75%, 11/6/2019	1,774,000	1,801,391

		6,719,743

APPAREL — 0.1%
Ralph Lauren Corp. 2.13%, 9/26/2018	1,444,000	1,452,043

AUTO MANUFACTURERS — 4.6%
American Honda Finance Corp.:
1.50%, 11/19/2018	3,915,000	3,902,433
2.13%, 10/10/2018	633,000	636,760
Series A, 2.15%, 3/13/2020	7,000	7,033
Series MTN, 1.20%, 7/12/2019	4,003,000	3,960,368
Series MTN, 1.60%, 7/13/2018	2,117,000	2,117,339
Series MTN, 1.70%, 2/22/2019	2,940,000	2,939,147
Series MTN, 2.00%, 2/14/2020	2,300,000	2,305,382
Series MTN, 2.25%, 8/15/2019	2,980,000	3,005,598
Ford Motor Co. 6.50%, 8/1/2018	180,000	188,651
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	3,655,000	3,627,990
2.02%, 5/3/2019	4,655,000	4,641,687
2.26%, 3/28/2019 (a)	3,090,000	3,093,368
2.38%, 3/12/2019	1,865,000	1,872,572
2.43%, 6/12/2020	3,585,000	3,585,143
2.46%, 3/27/2020	4,695,000	4,698,192
2.55%, 10/5/2018	3,200,000	3,220,224
2.60%, 11/4/2019	3,650,000	3,674,491
2.68%, 1/9/2020	4,030,000	4,057,646
2.88%, 10/1/2018	3,802,000	3,839,944
8.13%, 1/15/2020	1,690,000	1,921,158
Series MTN, 2.94%, 1/8/2019	4,800,000	4,859,904
General Motors Co. 3.50%, 10/2/2018	4,654,000	4,734,189
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	5,650,000	5,648,136
2.40%, 5/9/2019	6,969,000	6,981,968
2.65%, 4/13/2020	1,665,000	1,672,692
3.10%, 1/15/2019	4,520,000	4,582,286
3.15%, 1/15/2020	2,500,000	2,540,475
3.25%, 5/15/2018 (a)	3,869,000	3,914,476
3.50%, 7/10/2019	97,000	99,206
PACCAR Financial Corp.:
Series MTN, 1.20%, 8/12/2019	475,000	467,966
Series MTN, 1.30%, 5/10/2019	1,567,000	1,553,900
Series MTN, 1.65%, 2/25/2019	1,155,000	1,152,974
Series MTN, 1.75%, 8/14/2018	1,235,000	1,238,848
Series MTN, 1.95%, 2/27/2020	1,055,000	1,054,979
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	3,000,000	3,000,270
Series GMTN, 1.55%, 7/13/2018	3,350,000	3,349,095
Series MTN, 1.40%, 5/20/2019	3,233,000	3,212,115
Series MTN, 1.55%, 10/18/2019 (a)	3,050,000	3,033,378
Series MTN, 1.70%, 1/9/2019	3,000,000	3,000,960
Series MTN, 1.70%, 2/19/2019	4,080,000	4,080,898
Series MTN, 2.00%, 10/24/2018	4,597,000	4,620,720
Series MTN, 2.10%, 1/17/2019	3,311,000	3,331,594
Series MTN, 2.13%, 7/18/2019	3,496,000	3,520,227
Series MTN, 2.15%, 3/12/2020	5,000,000	5,027,550
Series MTN, 4.50%, 6/17/2020	4,000,000	4,280,760

		138,254,692

BANKS — 32.6%
Associated Banc-Corp. 2.75%, 11/15/2019	400,000	402,965

See accompanying notes to financial statements.

70

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	$4,550,000	$4,550,045
Series MTN, 1.60%, 7/15/2019	2,705,000	2,687,012
Series MTN, 2.00%, 11/16/2018	2,138,000	2,144,927
Series MTN, 2.13%, 8/19/2020	3,000,000	2,994,390
Series MTN, 2.25%, 6/13/2019	3,700,000	3,726,936
Bank of America Corp.:
6.50%, 7/15/2018	2,570,000	2,687,783
6.88%, 11/15/2018	1,912,000	2,036,356
7.63%, 6/1/2019	1,712,000	1,887,035
Series L, 2.25%, 4/21/2020	3,570,000	3,571,714
Series L, 2.60%, 1/15/2019	11,773,000	11,880,251
Series L, 2.65%, 4/1/2019	8,732,000	8,828,751
Series MTN, 5.63%, 7/1/2020	7,107,000	7,781,596
Series MTN, 6.88%, 4/25/2018	7,931,000	8,253,229
Bank of America NA Series BKNT, 2.05%, 12/7/2018	4,565,000	4,584,721
Bank of Montreal:
Series MTN, 1.35%, 8/28/2018 (a)	3,810,000	3,794,493
Series MTN, 1.50%, 7/18/2019	5,071,000	5,024,296
Series MTN, 1.80%, 7/31/2018	2,409,000	2,411,626
Series MTN, 2.10%, 12/12/2019	3,949,000	3,956,345
Series MTN, 2.10%, 6/15/2020	4,900,000	4,906,566
Series MTN, 2.38%, 1/25/2019	2,727,000	2,747,998
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	1,210,000	1,287,585
Series G, 2.15%, 2/24/2020	5,174,000	5,201,008
Series G, 2.20%, 5/15/2019	329,000	331,296
Series MTN, 2.10%, 8/1/2018	2,656,000	2,669,094
Series MTN, 2.10%, 1/15/2019	2,877,000	2,890,810
Series MTN, 2.30%, 9/11/2019	8,159,000	8,238,223
Bank of Nova Scotia:
1.65%, 6/14/2019	8,600,000	8,548,486
2.05%, 10/30/2018	2,067,000	2,075,351
Series BKNT, 1.95%, 1/15/2019 (a)	3,753,000	3,760,318
Series BKNT, 2.05%, 6/5/2019	247,000	247,492
Barclays PLC:
2.00%, 3/16/2018	3,143,000	3,146,196
2.75%, 11/8/2019	8,318,000	8,390,699
2.88%, 6/8/2020	1,100,000	1,110,362
BB&T Corp.:
5.25%, 11/1/2019	1,400,000	1,497,454
Series MTN, 2.25%, 2/1/2019	1,618,000	1,628,889
Series MTN, 2.45%, 1/15/2020	2,572,000	2,600,755
Series MTN, 2.63%, 6/29/2020	2,500,000	2,540,725
Series MTN, 6.85%, 4/30/2019	2,501,000	2,715,411
BNP Paribas SA:
2.38%, 5/21/2020	5,000,000	5,038,700
Series MTN, 2.40%, 12/12/2018	3,942,000	3,974,916
Series MTN, 2.45%, 3/17/2019	3,615,000	3,649,198
Series MTN, 2.70%, 8/20/2018	3,787,000	3,830,967
BPCE SA:
2.50%, 12/10/2018	4,600,000	4,639,422
Series MTN, 2.25%, 1/27/2020	1,101,000	1,100,703
Series MTN, 2.50%, 7/15/2019	4,740,000	4,782,565
Branch Banking & Trust Co.:
2.10%, 1/15/2020	4,660,000	4,676,310
Series BKNT, 1.45%, 5/10/2019	6,405,000	6,360,293
Series BKNT, 2.30%, 10/15/2018	3,000,000	3,018,630
Canadian Imperial Bank of Commerce 1.60%, 9/6/2019	3,875,000	3,841,055
Capital One Financial Corp.:
2.45%, 4/24/2019	2,770,000	2,785,623
2.50%, 5/12/2020	4,143,000	4,161,022
Capital One NA/Mclean:
2.35%, 8/17/2018	3,890,000	3,905,677
2.35%, 1/31/2020	2,640,000	2,641,874
2.40%, 9/5/2019	721,000	722,766
Series BKNT, 1.85%, 9/13/2019	11,500,000	11,400,065
Citibank NA:
2.00%, 3/20/2019	6,100,000	6,121,533
Series BKNT, 2.10%, 6/12/2020	5,850,000	5,854,563
Citigroup, Inc.:
2.05%, 12/7/2018	3,981,000	3,986,494
2.05%, 6/7/2019	3,050,000	3,051,525
2.15%, 7/30/2018	4,792,000	4,807,910
2.40%, 2/18/2020	5,500,000	5,529,975
2.45%, 1/10/2020	8,875,000	8,926,829
2.50%, 9/26/2018	4,471,000	4,501,492
2.50%, 7/29/2019	3,083,000	3,109,051
2.55%, 4/8/2019	6,648,000	6,710,292
8.50%, 5/22/2019	4,250,000	4,743,085
Citizens Bank NA/Providence:
2.20%, 5/26/2020	1,865,000	1,861,587
2.25%, 3/2/2020	2,615,000	2,613,562
Series BKNT, 2.30%, 12/3/2018	1,780,000	1,784,770
Series BKNT, 2.50%, 3/14/2019	1,880,000	1,893,198
Series MTN, 2.45%, 12/4/2019	2,460,000	2,475,350
Comerica, Inc. 2.13%, 5/23/2019	2,382,000	2,379,975
Commonwealth Bank of Australia:
1.75%, 11/2/2018	1,675,000	1,673,727
2.25%, 3/13/2019	4,200,000	4,224,486
2.30%, 9/6/2019	3,950,000	3,976,386
2.50%, 9/20/2018	3,450,000	3,478,601
Series GMTN, 2.05%, 3/15/2019	3,400,000	3,407,412
Series GMTN, 2.30%, 3/12/2020	3,750,000	3,764,812
Compass Bank:
Series BKNT, 1.85%, 9/29/2017	1,200,000	1,200,290
Series BKNT, 2.75%, 9/29/2019	1,360,000	1,370,608
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	4,640,000	4,670,160
Series BKTN, 1.38%, 8/9/2019	6,633,000	6,560,103
Series MTN, 2.25%, 1/14/2020	3,200,000	3,216,160
Credit Suisse AG:
5.30%, 8/13/2019	5,019,000	5,358,686
5.40%, 1/14/2020	3,474,000	3,724,267
Series GMTN, 2.30%, 5/28/2019	9,805,000	9,868,047
Credit Suisse Group Funding Guernsey, Ltd. 2.75%, 3/26/2020	4,815,000	4,850,631
Deutsche Bank AG:
2.50%, 2/13/2019	7,875,000	7,903,508
Series GMTN, 2.85%, 5/10/2019	6,702,000	6,772,974
Discover Bank:
2.60%, 11/13/2018	1,130,000	1,139,221
7.00%, 4/15/2020	1,567,000	1,736,158

See accompanying notes to financial statements.

71

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Fifth Third Bancorp:
2.30%, 3/1/2019 (a)	$350,000	$351,617
2.88%, 7/27/2020	3,748,000	3,816,476
Fifth Third Bank:
Series BKNT, 1.63%, 9/27/2019	2,593,000	2,566,940
Series BKNT, 2.30%, 3/15/2019	4,015,000	4,036,480
Series BKNT, 2.38%, 4/25/2019	500,000	503,370
Series MTN, 2.15%, 8/20/2018	3,180,000	3,193,801
First Republic Bank 2.38%, 6/17/2019	1,170,000	1,176,447
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	1,500,000	1,516,890
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	1,585,000	1,584,477
2.30%, 12/13/2019	6,861,000	6,880,485
2.55%, 10/23/2019	12,320,000	12,442,091
2.60%, 4/23/2020	7,005,000	7,067,274
2.60%, 12/27/2020	6,000,000	6,041,040
2.63%, 1/31/2019	7,078,000	7,146,445
2.90%, 7/19/2018	6,660,000	6,731,661
Series D, 6.00%, 6/15/2020	6,529,000	7,204,556
Series GMTN, 5.38%, 3/15/2020	2,401,000	2,589,815
Series GMTN, 7.50%, 2/15/2019	10,309,000	11,187,327
HSBC USA, Inc.:
2.00%, 8/7/2018 (a)	1,850,000	1,854,218
2.25%, 6/23/2019	1,500,000	1,507,350
2.35%, 3/5/2020	1,355,000	1,362,981
2.38%, 11/13/2019	6,074,000	6,120,163
2.63%, 9/24/2018	750,000	756,998
2.75%, 8/7/2020	5,000,000	5,082,300
Huntington Bancshares, Inc. 2.60%, 8/2/2018	1,800,000	1,812,348
Huntington National Bank:
2.20%, 11/6/2018	2,150,000	2,156,321
2.20%, 4/1/2019	1,025,000	1,027,665
2.38%, 3/10/2020	2,575,000	2,586,587
2.40%, 4/1/2020	3,000,000	3,017,340
Intesa Sanpaolo SpA:
3.88%, 1/16/2018	1,100,000	1,110,173
Series MTN, 3.88%, 1/15/2019	3,350,000	3,429,629
JPMorgan Chase & Co.:
1.63%, 5/15/2018	2,227,000	2,226,559
1.85%, 3/22/2019	32,000	31,971
2.20%, 10/22/2019	7,733,000	7,760,143
2.25%, 1/23/2020	12,416,000	12,452,999
2.35%, 1/28/2019	4,000,000	4,029,960
2.75%, 6/23/2020	3,000,000	3,050,250
4.40%, 7/22/2020	5,000,000	5,318,550
4.95%, 3/25/2020	5,110,000	5,479,760
6.30%, 4/23/2019	11,464,000	12,337,672
JPMorgan Chase Bank NA:
1.45%, 9/21/2018	2,080,000	2,073,635
1.65%, 9/23/2019	3,080,000	3,062,660
KeyBank NA:
Series BKNT, 1.60%, 8/22/2019	1,700,000	1,685,618
Series BKNT, 2.25%, 3/16/2020	1,620,000	1,626,318
Series BKNT, 2.35%, 3/8/2019	3,965,000	3,990,019
Series BKNT, 2.50%, 12/15/2019	3,575,000	3,613,538
KeyCorp. Series MTN, 2.30%, 12/13/2018	3,958,000	3,977,592
Lloyds Bank PLC:
2.00%, 8/17/2018	2,000,000	2,003,428
2.30%, 11/27/2018	1,000,000	1,006,150
Manufacturers & Traders Trust Co.:
Series BKNT, 2.10%, 2/6/2020	3,430,000	3,432,675
Series BKNT, 2.25%, 7/25/2019	1,765,000	1,775,890
Series BKNT, 2.30%, 1/30/2019	2,600,000	2,618,746
Mellon Funding Corp. 5.50%, 11/15/2018	280,000	293,490
Morgan Stanley:
2.50%, 1/24/2019	6,947,000	7,004,313
2.65%, 1/27/2020	7,551,000	7,626,661
2.80%, 6/16/2020	9,045,000	9,173,711
Series GMTN, 2.38%, 7/23/2019	6,747,000	6,791,800
Series GMTN, 2.45%, 2/1/2019	8,660,000	8,721,227
Series GMTN, 5.50%, 1/26/2020	5,596,000	6,037,860
Series GMTN, 7.30%, 5/13/2019	9,499,000	10,389,057
Series MTN, 2.20%, 12/7/2018	16,000	16,069
Series MTN, 5.63%, 9/23/2019	12,306,000	13,218,489
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	2,000,000	2,002,140
MUFG Union Bank NA:
2.25%, 5/6/2019	4,000,000	4,014,240
2.63%, 9/26/2018	2,600,000	2,620,982
National Australia Bank, Ltd.:
1.38%, 7/12/2019	3,600,000	3,555,828
2.25%, 1/10/2020	5,000,000	5,014,301
2.30%, 7/25/2018	450,000	452,475
Series GMTN, 2.00%, 1/14/2019	3,610,000	3,616,606
Series GMTN, 1.88%, 7/23/2018	1,405,000	1,408,386
Series MTN, 2.13%, 5/22/2020	5,000,000	4,997,000
National Bank of Canada:
2.15%, 6/12/2020	2,905,000	2,898,871
Series BKNT, 2.10%, 12/14/2018	4,450,000	4,461,125
National City Corp. 6.88%, 5/15/2019	3,701,000	4,023,283
Northern Trust Co. Series MTN, 6.50%, 8/15/2018	1,000,000	1,049,760
PNC Bank NA:
1.80%, 11/5/2018	3,654,000	3,657,691
Series BKNT, 1.45%, 7/29/2019	5,410,000	5,358,605
Series BKNT, 1.70%, 12/7/2018	2,250,000	2,246,423
Series BKNT, 1.85%, 7/20/2018	3,152,000	3,155,751
Series BKNT, 1.95%, 3/4/2019	3,850,000	3,853,927
Series BKNT, 2.00%, 5/19/2020	4,500,000	4,491,225
Series BKNT, 2.20%, 1/28/2019	900,000	904,446
Series BKNT, 2.25%, 7/2/2019	3,500,000	3,525,515
Series BKNT, 2.30%, 6/1/2020	2,000,000	2,010,680
Series MTN, 2.40%, 10/18/2019	5,175,000	5,220,178
Regions Bank:
Series BKNT, 2.25%, 9/14/2018	1,290,000	1,295,199
Series BKNT, 7.50%, 5/15/2018	2,030,000	2,125,150
Royal Bank of Canada:
1.50%, 7/29/2019	8,220,000	8,147,499
2.00%, 12/10/2018	6,957,000	6,978,845
Series GMTN, 2.13%, 3/2/2020 (a)	5,078,000	5,084,551

See accompanying notes to financial statements.

72

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series GMTN, 1.63%, 4/15/2019	$4,050,000	$4,029,466
Series GMTN, 1.80%, 7/30/2018	3,017,000	3,020,590
Series GMTN, 2.15%, 3/15/2019	1,610,000	1,617,631
Series GMTN, 2.15%, 3/6/2020	4,625,000	4,633,603
Series GMTN, 2.20%, 7/27/2018	5,196,000	5,227,851
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	3,300,000	3,587,727
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	3,402,000	3,392,542
2.70%, 5/24/2019	4,115,000	4,145,821
3.45%, 8/27/2018	2,986,000	3,025,505
Santander UK PLC:
2.35%, 9/10/2019	3,655,000	3,676,090
2.38%, 3/16/2020	4,620,000	4,642,130
2.50%, 3/14/2019	5,569,000	5,615,501
3.05%, 8/23/2018	1,714,000	1,737,036
Series GMTN, 2.00%, 8/24/2018	1,294,000	1,295,436
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	3,500,000	3,460,660
2.30%, 3/11/2020	3,500,000	3,513,930
Societe Generale SA 2.63%, 10/1/2018	725,000	732,866
Sumitomo Mitsui Banking Corp.:
1.76%, 10/19/2018	690,000	687,944
1.97%, 1/11/2019	3,500,000	3,498,425
2.05%, 1/18/2019	3,800,000	3,802,736
2.45%, 1/10/2019	3,300,000	3,324,057
2.45%, 1/16/2020	6,000,000	6,039,720
2.50%, 7/19/2018	949,000	956,136
Series GMTN, 1.95%, 7/23/2018	3,675,000	3,683,820
Series GMTN, 2.25%, 7/11/2019	2,150,000	2,159,352
SunTrust Bank 2.25%, 1/31/2020	4,556,000	4,570,898
SunTrust Banks, Inc.:
2.35%, 11/1/2018	525,000	527,709
2.50%, 5/1/2019	2,368,000	2,388,080
Svenska Handelsbanken AB:
2.50%, 1/25/2019	3,900,000	3,941,106
Series BKNT, 1.50%, 9/6/2019 (a)	2,950,000	2,920,529
Series MTN, 2.25%, 6/17/2019	3,700,000	3,724,605
Synovus Financial Corp. 7.88%, 2/15/2019	2,000,000	2,168,740
Toronto-Dominion Bank:
1.45%, 8/13/2019	5,502,000	5,448,301
Series BKNT, 2.13%, 7/2/2019	4,450,000	4,471,226
Series GMTN, 1.45%, 9/6/2018	3,900,000	3,889,470
Series GMTN, 1.75%, 7/23/2018	4,158,000	4,163,780
Series MTN, 1.95%, 1/22/2019	3,955,000	3,966,905
Series MTN, 2.25%, 11/5/2019	4,225,000	4,252,082
Series MTN, 2.63%, 9/10/2018	4,011,000	4,054,158
UBS AG:
Series GMTN, 2.35%, 3/26/2020	5,310,000	5,342,710
Series GMTN, 2.38%, 8/14/2019	8,749,000	8,825,554
US Bancorp:
Series MTN, 1.95%, 11/15/2018	2,417,000	2,429,254
Series MTN, 2.20%, 4/25/2019	1,709,000	1,723,082
US Bank NA:
2.00%, 1/24/2020	6,060,000	6,080,362
Series BKNT, 1.40%, 4/26/2019	4,745,000	4,717,052
Series BKNT, 2.13%, 10/28/2019	3,934,000	3,960,790
Wells Fargo & Co.:
2.13%, 4/22/2019	5,711,000	5,737,556
2.15%, 1/15/2019	4,699,000	4,720,898
Series N, 2.15%, 1/30/2020	7,179,000	7,192,497
Wells FargoBankNA:
1.75%, 5/24/2019	8,580,000	8,563,269
Series MTN, 1.80%, 11/28/2018	2,900,000	2,900,609
Series MTN, 2.15%, 12/6/2019	8,060,000	8,089,016
Westpac Banking Corp.:
1.60%, 8/19/2019	4,700,000	4,660,849
1.65%, 5/13/2019	2,750,000	2,735,123
1.95%, 11/23/2018	3,525,000	3,530,746
2.15%, 3/6/2020	5,824,000	5,834,716
2.25%, 7/30/2018	1,050,000	1,055,922
2.25%, 1/17/2019	2,310,000	2,322,728
2.30%, 5/26/2020	3,010,000	3,019,512
4.88%, 11/19/2019	7,918,000	8,431,403

		972,242,972

BEVERAGES — 2.6%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	12,394,000	12,421,391
2.15%, 2/1/2019	1,697,000	1,707,080
Anheuser-Busch InBev Worldwide, Inc.:
2.20%, 8/1/2018	3,100,000	3,117,143
5.00%, 4/15/2020	2,000,000	2,157,700
5.38%, 1/15/2020	7,342,000	7,952,047
6.88%, 11/15/2019	5,509,000	6,119,452
7.75%, 1/15/2019	10,765,000	11,692,404
Beam Suntory, Inc. 1.75%, 6/15/2018	300,000	299,738
Coca-Cola Co.:
1.38%, 5/30/2019	4,223,000	4,205,221
1.65%, 11/1/2018	300,000	300,738
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	3,412,000	3,431,688
Constellation Brands, Inc. 3.88%, 11/15/2019	1,395,000	1,447,167
Dr Pepper Snapple Group, Inc. 2.60%, 1/15/2019	450,000	454,995
Molson Coors Brewing Co.:
1.45%, 7/15/2019	1,830,000	1,807,564
1.90%, 3/15/2019 (b)	1,600,000	1,598,176
2.25%, 3/15/2020 (b)	1,400,000	1,401,008
PepsiCo, Inc.:
1.35%, 10/4/2019 (a)	3,354,000	3,324,921
1.50%, 2/22/2019	3,270,000	3,262,545
1.55%, 5/2/2019	3,400,000	3,398,810
1.85%, 4/30/2020	3,950,000	3,944,984
2.25%, 1/7/2019	408,000	411,798
4.50%, 1/15/2020	3,731,000	3,973,739

		78,430,309

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
1.90%, 5/10/2019	1,400,000	1,401,008
2.13%, 5/1/2020 (a)	2,000,000	2,002,520
2.20%, 5/22/2019	4,145,000	4,169,953

See accompanying notes to financial statements.

73

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
2.20%, 5/11/2020	$5,050,000	$5,074,897
5.70%, 2/1/2019	3,879,000	4,105,805
Baxalta, Inc. 2.88%, 6/23/2020	3,000,000	3,046,590
Celgene Corp.:
2.13%, 8/15/2018	2,630,000	2,639,915
2.25%, 5/15/2019	1,060,000	1,066,137
Gilead Sciences, Inc.:
1.85%, 9/4/2018	2,645,000	2,650,131
2.05%, 4/1/2019	2,551,000	2,559,087
2.35%, 2/1/2020	2,000,000	2,016,820

		30,732,863

CHEMICALS — 1.7%
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	2,000	2,104
Cabot Corp. 2.55%, 1/15/2018	1,770,000	1,778,176
Dow Chemical Co. 8.55%, 5/15/2019	6,698,000	7,502,028
Eastman Chemical Co. 2.70%, 1/15/2020	3,833,000	3,881,909
Ecolab, Inc. 2.00%, 1/14/2019	1,400,000	1,405,488
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	1,500,000	1,505,595
4.63%, 1/15/2020	2,268,000	2,408,026
5.75%, 3/15/2019	2,825,000	3,001,845
6.00%, 7/15/2018	3,070,000	3,205,633
FMC Corp. 5.20%, 12/15/2019	850,000	905,148
Lubrizol Corp. 8.88%, 2/1/2019	3,100,000	3,418,804
LyondellBasell Industries NV 5.00%, 4/15/2019	2,526,000	2,640,655
Monsanto Co. 2.13%, 7/15/2019	1,587,000	1,590,333
Potash Corp. of Saskatchewan, Inc. 6.50%, 5/15/2019	1,752,000	1,884,696
PPG Industries, Inc. 2.30%, 11/15/2019	1,975,000	1,986,159
Praxair, Inc.:
1.25%, 11/7/2018	150,000	149,292
4.50%, 8/15/2019 (a)	2,878,000	3,035,254
Rohm&Haas Co. 6.00%, 9/15/2017	2,001,000	2,018,361
RPM International, Inc. 6.13%, 10/15/2019	2,431,000	2,638,826
Sherwin-Williams Co.:
2.25%, 5/15/2020	5,300,000	5,310,918
7.25%, 6/15/2019 (b)	1,500,000	1,643,956

		51,913,206

COMMERCIAL SERVICES — 0.3%
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019	115,000	121,496
Moody’s Corp. 2.75%, 7/15/2019	1,419,000	1,440,001
Princeton University 4.95%, 3/1/2019 (a)	1,400,000	1,475,180
S&P Global, Inc. 2.50%, 8/15/2018	875,000	880,819
Western Union Co. 3.65%, 8/22/2018	3,406,000	3,466,457
Yale University Series MTN, 2.09%, 4/15/2019	1,500,000	1,510,770

		8,894,723

CONSTRUCTION MATERIALS — 0.0% (c)
Masco Corp. 7.13%, 3/15/2020	402,000	450,742
Vulcan Materials Co. 7.00%, 6/15/2018	659,000	690,040

		1,140,782

DISTRIBUTION & WHOLESALE — 0.1%
Ingram Micro, Inc. 5.25%, 9/1/2017	1,400,000	1,405,975

DIVERSIFIED FINANCIAL SERVICES — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.75%, 5/15/2019	9,225,000	9,457,345
Air Lease Corp.:
2.13%, 1/15/2018	1,409,000	1,411,497
2.13%, 1/15/2020	2,000,000	1,991,440
2.63%, 9/4/2018	1,250,000	1,259,287
3.38%, 1/15/2019 (a)	1,004,000	1,022,433
4.75%, 3/1/2020 (a)	1,456,000	1,545,180
American Express Co. 8.13%, 5/20/2019	712,000	791,146
American Express Credit Corp.:
2.13%, 7/27/2018	2,622,000	2,631,832
2.13%, 3/18/2019	371,000	372,599
Series GMTN, 2.25%, 8/15/2019	6,185,000	6,233,490
Series MTN, 1.70%, 10/30/2019	5,160,000	5,129,143
Series MTN, 1.80%, 7/31/2018	2,252,000	2,251,752
Series MTN, 1.88%, 11/5/2018	3,770,000	3,774,410
Series MTN, 1.88%, 5/3/2019	4,615,000	4,614,262
Series MTN, 2.20%, 3/3/2020	7,270,000	7,309,766
Series MTN, 2.38%, 5/26/2020	4,989,000	5,030,708
Ameriprise Financial, Inc.:
5.30%, 3/15/2020	2,525,000	2,729,601
7.30%, 6/28/2019	1,865,000	2,054,055
Associates Corp. of North America 6.95%, 11/1/2018	69,000	73,175
Bear Stearns Cos. LLC 4.65%, 7/2/2018	1,496,000	1,537,589
BlackRock, Inc. Series 2, 5.00%, 12/10/2019	3,944,000	4,236,290
Capital One Bank USA NA:
8.80%, 7/15/2019	280,000	314,384
Series BKNT, 2.15%, 11/21/2018	1,100,000	1,101,408
Series BKNT, 2.25%, 2/13/2019	3,545,000	3,554,217
Series BKNT, 2.30%, 6/5/2019	200,000	200,426
CBOE Holdings, Inc. 1.95%, 6/28/2019	1,715,000	1,715,497
General Electric Co.:
2.10%, 12/11/2019	3,000	3,023
Series GMTN, 2.20%, 1/9/2020	10,498,000	10,590,277
Series GMTN, 5.50%, 1/8/2020	115,000	125,150
Series GMTN, 2.30%, 1/14/2019	1,200,000	1,211,436
Series GMTN, 6.00%, 8/7/2019	4,388,000	4,766,290
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	2,291,000	2,312,077
International Lease Finance Corp.:
5.88%, 4/1/2019	25,000	26,550
6.25%, 5/15/2019	2,950,000	3,158,701
7.13%, 9/1/2018 (b)	3,730,000	3,944,177

See accompanying notes to financial statements.

74

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Jefferies Group LLC:
5.13%, 4/13/2018	$2,000,000	$2,051,430
8.50%, 7/15/2019	1,390,000	1,554,131
Legg Mason, Inc. 2.70%, 7/15/2019	100,000	100,841
MasterCard, Inc. 2.00%, 4/1/2019	349,000	350,836
Nasdaq, Inc. 5.55%, 1/15/2020	2,045,000	2,209,868
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	430,000	428,869
2.00%, 1/27/2020	30,000	30,080
2.15%, 2/1/2019	1,600,000	1,608,992
2.30%, 11/15/2019	3,000	3,020
10.38%, 11/1/2018	2,761,000	3,066,311
Series MTN, 1.50%, 11/1/2019	1,570,000	1,554,535
Nomura Holdings, Inc.:
6.70%, 3/4/2020	4,854,000	5,371,242
Series GMTN, 2.75%, 3/19/2019	3,636,000	3,665,779
Synchrony Financial:
2.60%, 1/15/2019	3,355,000	3,372,010
3.00%, 8/15/2019	7,023,000	7,118,162
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	3,000,000	3,243,240

		134,209,959

ELECTRIC — 4.1%
Ameren Corp. 2.70%, 11/15/2020	2,000,000	2,023,700
Arizona Public Service Co. 8.75%, 3/1/2019	3,000,000	3,325,680
Berkshire Hathaway Energy Co.:
2.00%, 11/15/2018	2,125,000	2,128,124
5.75%, 4/1/2018	2,000,000	2,059,616
Black Hills Corp. 2.50%, 1/11/2019	900,000	904,812
Cleveland Electric Illuminating Co.:
8.88%, 11/15/2018	1,025,000	1,114,626
Series D, 7.88%, 11/1/2017	1,565,000	1,595,284
CMS Energy Corp. 8.75%, 6/15/2019	1,465,000	1,645,341
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	20,000	21,368
6.65%, 4/1/2019	275,000	296,684
7.13%, 12/1/2018	2,207,000	2,364,756
Consolidated Edison, Inc. Series A, 2.00%, 3/15/2020	1,750,000	1,749,668
Consumers Energy Co.:
5.65%, 9/15/2018	300,000	313,514
6.13%, 3/15/2019	1,325,000	1,417,512
6.70%, 9/15/2019	200,000	219,934
Dominion Energy, Inc.:
2.50%, 12/1/2019	103,000	103,779
2.58%, 7/1/2020	1,365,000	1,371,879
2.96%, 7/1/2019 (d)	1,068,000	1,082,781
5.20%, 8/15/2019	25,000	26,550
Series A, 1.88%, 1/15/2019	3,000,000	2,993,550
Series B, 1.60%, 8/15/2019	3,707,000	3,675,194
DTE Energy Co.:
1.50%, 10/1/2019	1,050,000	1,033,242
2.40%, 12/1/2019	2,940,000	2,952,701
Duke Energy Carolinas LLC Series C, 7.00%, 11/15/2018	3,547,000	3,790,962
Duke Energy Corp.:
5.05%, 9/15/2019	3,000	3,187
6.25%, 6/15/2018	1,197,000	1,247,693
Duke Energy Florida LLC 1.85%, 1/15/2020	1,770,000	1,768,887
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	77,000	81,648
Duke Energy Progress LLC 5.30%, 1/15/2019	2,904,000	3,064,649
Edison International 2.13%, 4/15/2020	1,450,000	1,450,478
Emera US Finance L.P. 2.15%, 6/15/2019	3,660,000	3,657,072
Entergy Texas, Inc. 7.13%, 2/1/2019	909,000	976,939
Eversource Energy 4.50%, 11/15/2019	2,111,000	2,226,303
Exelon Generation Co. LLC:
2.95%, 1/15/2020	2,750,000	2,791,937
4.00%, 10/1/2020 (a)	2,000,000	2,080,880
5.20%, 10/1/2019	2,329,000	2,475,308
Georgia Power Co.:
1.95%, 12/1/2018	2,268,000	2,270,291
2.00%, 3/30/2020	2,000,000	1,992,140
4.25%, 12/1/2019	4,000	4,182
5.40%, 6/1/2018	100,000	103,313
Great Plains Energy, Inc. 2.50%, 3/9/2020	3,927,000	3,956,138
Indiana Michigan Power Co. 7.00%, 3/15/2019	1,025,000	1,105,483
Jersey Central Power & Light Co. 7.35%, 2/1/2019	50,000	53,858
Kansas City Power & Light Co. Series 09A, 7.15%, 4/1/2019	217,000	235,428
MidAmerican Energy Co. 2.40%, 3/15/2019	4,140,000	4,183,056
Nevada Power Co.:
6.50%, 8/1/2018	400,000	420,256
7.13%, 3/15/2019	505,000	548,566
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	2,565,000	2,555,638
2.30%, 4/1/2019	2,892,000	2,905,361
2.40%, 9/15/2019	1,810,000	1,821,946
6.00%, 3/1/2019	4,000	4,253
Oglethorpe Power Corp. 6.10%, 3/15/2019	1,400,000	1,487,864
Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018	1,556,000	1,642,965
Pacific Gas & Electric Co.:
3.50%, 10/1/2020	1,000,000	1,038,840
8.25%, 10/15/2018	1,937,000	2,088,938
PacifiCorp 5.65%, 7/15/2018	406,000	422,524
PG&E Corp. 2.40%, 3/1/2019	200,000	200,870
Portland General Electric Co. 6.10%, 4/15/2019	1,000	1,072
PPL Capital Funding, Inc. 1.90%, 6/1/2018	100,000	100,108

See accompanying notes to financial statements.

75

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Progress Energy, Inc.:
4.88%, 12/1/2019	$727,000	$769,217
7.05%, 3/15/2019	2,000,000	2,160,860
PSEG Power LLC 2.45%, 11/15/2018	1,700,000	1,706,004
Public Service Co. of Colorado:
5.13%, 6/1/2019	204,000	215,934
5.80%, 8/1/2018	1,100,000	1,145,672
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	2,000	1,997
Series MTN, 2.00%, 8/15/2019	83,000	83,084
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	2,250,000	2,219,827
South Carolina Electric & Gas Co. 6.50%, 11/1/2018	1,140,000	1,204,479
Southern California Edison Co. 5.50%, 8/15/2018	430,000	448,000
Southern Co.:
1.55%, 7/1/2018	1,825,000	1,819,963
1.85%, 7/1/2019	3,993,000	3,975,910
2.15%, 9/1/2019	1,000	998
2.45%, 9/1/2018	1,962,000	1,975,224
2.75%, 6/15/2020	2,437,000	2,465,147
Southern Power Co. Series D, 1.95%, 12/15/2019	3,200,000	3,182,176
Southwestern Electric Power Co. 6.45%, 1/15/2019	2,000,000	2,126,060
Southwestern Public Service Co. Series G, 8.75%, 12/1/2018	440,000	481,211
TECO Finance, Inc. 6.57%, 11/1/2017	1,700,000	1,725,704
Virginia Electric & Power Co. 5.00%, 6/30/2019	5,000	5,290
WEC Energy Group, Inc.:
1.65%, 6/15/2018	2,860,000	2,860,486
2.45%, 6/15/2020	3,000	3,021
Wisconsin Electric Power Co. 1.70%, 6/15/2018	160,000	160,164
Wisconsin Power & Light Co. 5.00%, 7/15/2019	1,000	1,059
Wisconsin Public Service Corp. 1.65%, 12/4/2018	480,000	479,022
Xcel Energy, Inc. 4.70%, 5/15/2020	2,375,000	2,514,959

		122,910,796

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 6.00%, 12/15/2019	1,749,000	1,895,129
Emerson Electric Co. 5.25%, 10/15/2018	1,570,000	1,640,132

		3,535,261

ELECTRONICS — 0.4%
Amphenol Corp.:
2.20%, 4/1/2020	1,331,000	1,333,462
2.55%, 1/30/2019	1,431,000	1,443,764
Flex, Ltd. 4.63%, 2/15/2020	3,000,000	3,153,750
Fortive Corp. 1.80%, 6/15/2019	1,000,000	992,080
Honeywell International, Inc. 1.40%, 10/30/2019	3,464,000	3,435,561
Keysight Technologies, Inc. 3.30%, 10/30/2019	1,100,000	1,118,975

		11,477,592

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
3.80%, 5/15/2018	2,735,000	2,783,333
5.00%, 3/1/2020	2,976,000	3,194,230
5.50%, 9/15/2019	902,000	967,585

		6,945,148

FOOD — 1.6%
Campbell Soup Co. 4.50%, 2/15/2019	1,300,000	1,352,026
General Mills, Inc.:
2.20%, 10/21/2019	1,275,000	1,283,198
5.65%, 2/15/2019	3,844,000	4,073,910
Hershey Co. 1.60%, 8/21/2018	1,655,000	1,656,870
JM Smucker Co. 2.50%, 3/15/2020	3,007,000	3,032,951
Kellogg Co. 4.15%, 11/15/2019	1,020,000	1,069,287
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	3,967,000	3,977,036
2.80%, 7/2/2020	1,142,000	1,158,068
5.38%, 2/10/2020	3,586,000	3,864,919
6.13%, 8/23/2018	1,550,000	1,623,222
Kroger Co.:
2.00%, 1/15/2019	1,875,000	1,873,519
2.30%, 1/15/2019	3,059,000	3,071,144
6.15%, 1/15/2020	90,000	98,306
Series GMTN, 1.50%, 9/30/2019	4,620,000	4,550,792
Mondelez International, Inc. 6.13%, 8/23/2018	500,000	523,415
Sysco Corp. 1.90%, 4/1/2019	3,045,000	3,044,208
Tyson Foods, Inc. 2.65%, 8/15/2019	3,505,000	3,549,128
Unilever Capital Corp.:
1.80%, 5/5/2020	3,090,000	3,084,438
2.20%, 3/6/2019	1,400,000	1,411,704
4.80%, 2/15/2019	2,618,000	2,743,900

		47,042,041

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	2,209,000	2,418,811

GAS — 0.3%
Dominion Energy Gas Holdings LLC 2.50%, 12/15/2019	2,729,000	2,746,629
NiSource Finance Corp. 6.80%, 1/15/2019	302,000	322,600
ONE Gas, Inc. 2.07%, 2/1/2019	566,000	566,351
Sempra Energy:
1.63%, 10/7/2019	1,579,000	1,564,505
2.40%, 3/15/2020	22,000	22,102
9.80%, 2/15/2019	144,000	161,496
Southern California Gas Co. 1.55%, 6/15/2018	1,940,000	1,939,913

		7,323,596

HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.65%, 11/1/2019	1,500,000	1,507,590
Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	1,550,000	1,543,583

See accompanying notes to financial statements.

76

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
2.45%, 11/17/2018	$1,881,000	$1,899,058

		4,950,231

HEALTH CARE PRODUCTS — 2.5%
Abbott Laboratories:
2.00%, 9/15/2018	1,210,000	1,212,577
2.00%, 3/15/2020	1,315,000	1,312,725
2.35%, 11/22/2019	9,530,000	9,601,380
4.13%, 5/27/2020	3,923,000	4,129,703
Becton Dickinson and Co.:
2.13%, 6/6/2019	4,000,000	4,002,120
2.40%, 6/5/2020	2,100,000	2,103,129
2.68%, 12/15/2019	4,010,000	4,057,960
Boston Scientific Corp.:
2.65%, 10/1/2018 (a)	1,450,000	1,461,006
2.85%, 5/15/2020	5,000	5,073
6.00%, 1/15/2020	1,401,000	1,524,036
Covidien International Finance SA 4.20%, 6/15/2020	3,359,000	3,561,044
Danaher Corp. 1.65%, 9/15/2018	1,080,000	1,079,892
Edwards Lifesciences Corp. 2.88%, 10/15/2018	1,053,000	1,063,793
Medtronic Global Holdings SCA 1.70%, 3/28/2019	9,850,000	9,855,517
Medtronic, Inc.:
2.50%, 3/15/2020	6,000,000	6,086,820
4.45%, 3/15/2020	800,000	851,752
5.60%, 3/15/2019	425,000	451,392
Stryker Corp.:
2.00%, 3/8/2019	3,965,000	3,970,789
4.38%, 1/15/2020	3,000,000	3,167,760
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	1,996,000	2,000,870
2.40%, 2/1/2019	2,630,000	2,645,990
4.70%, 5/1/2020	2,000,000	2,127,420
Zimmer Biomet Holdings, Inc.:
2.00%, 4/1/2018	2,208,000	2,211,999
2.70%, 4/1/2020	4,967,000	5,009,815
4.63%, 11/30/2019	1,000	1,053

		73,495,615

HEALTH CARE SERVICES — 1.1%
Aetna, Inc. 2.20%, 3/15/2019	2,008,000	2,019,807
Anthem, Inc.:
2.25%, 8/15/2019	1,808,000	1,816,751
2.30%, 7/15/2018	3,453,000	3,472,026
7.00%, 2/15/2019	1,990,000	2,144,046
Cigna Corp. 5.13%, 6/15/2020	1,526,000	1,655,298
Dignity Health 2.64%, 11/1/2019	1,940,000	1,953,522
Humana, Inc.:
2.63%, 10/1/2019	1,350,000	1,363,595
6.30%, 8/1/2018	1,890,000	1,977,601
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	1,177,000	1,177,807
2.50%, 11/1/2018	1,625,000	1,634,782
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	1,848,000	1,869,012
4.75%, 1/30/2020	2,500,000	2,660,075
UnitedHealth Group, Inc.:
1.63%, 3/15/2019	4,000	3,986
1.70%, 2/15/2019	3,251,000	3,248,107
1.90%, 7/16/2018	3,903,000	3,915,528
2.30%, 12/15/2019	3,050,000	3,074,431

		33,986,374

HOME BUILDERS — 0.1%
DR Horton, Inc.:
3.75%, 3/1/2019	1,535,000	1,570,143
4.00%, 2/15/2020	2,000,000	2,075,033

		3,645,176

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co. Series MTN, 1.50%, 11/1/2018	3,950,000	3,951,738
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	2,980,000	2,980,000
Procter & Gamble Co.:
1.60%, 11/15/2018	1,000	1,002
1.90%, 11/1/2019	3,201,000	3,217,901

		10,150,641

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
1.40%, 2/15/2019	721,000	719,371
6.25%, 7/15/2018	2,220,000	2,325,738
7.50%, 11/1/2018	800,000	860,336

		3,905,445

HOUSEWARES — 0.1%
Newell Brands, Inc. 2.15%, 10/15/2018	1,500,000	1,502,445

INSURANCE — 1.8%
Allstate Corp. 7.45%, 5/16/2019	1,100,000	1,202,047
American Financial Group, Inc. 9.88%, 6/15/2019	1,000,000	1,142,680
American International Group, Inc. 2.30%, 7/16/2019	4,279,000	4,302,620
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	5,588,000	5,543,016
1.70%, 3/15/2019	4,742,000	4,751,626
2.00%, 8/15/2018	633,000	635,728
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	2,275,000	2,265,263
2.10%, 8/14/2019	400,000	403,228
Chubb Corp. 5.75%, 5/15/2018	1,920,000	1,988,984
Chubb INA Holdings, Inc. 5.90%, 6/15/2019	20,000	21,527
CNA Financial Corp. 7.35%, 11/15/2019	1,499,000	1,672,359
Hartford Financial Services Group, Inc.:
5.50%, 3/30/2020	670,000	726,039
6.30%, 3/15/2018	1,678,000	1,730,301
Series MTN, 6.00%, 1/15/2019	100,000	105,793
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	2,450,000	2,463,720
MetLife, Inc.:
7.72%, 2/15/2019	5,450,000	5,943,934
Series A, 6.82%, 8/15/2018	3,064,000	3,233,041

See accompanying notes to financial statements.

77

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Protective Life Corp. 7.38%, 10/15/2019	$2,500,000	$2,788,200
Prudential Financial, Inc.:
Series D, 7.38%, 6/15/2019	3,537,000	3,897,562
Series MTN, 2.30%, 8/15/2018	1,825,000	1,835,074
Series MTN, 2.35%, 8/15/2019	2,942,000	2,959,505
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	1,110,000	1,213,752
Travelers Cos., Inc.:
5.90%, 6/2/2019	100,000	107,444
Series MTN, 5.75%, 12/15/2017	1,585,000	1,615,261
XLIT, Ltd. 2.30%, 12/15/2018	200,000	200,890

		52,749,594

INTERNET — 0.9%
Alibaba Group Holding, Ltd. 2.50%, 11/28/2019	7,671,000	7,740,115
Amazon.com, Inc. 2.60%, 12/5/2019	3,842,000	3,913,230
Baidu, Inc.:
2.75%, 6/9/2019	4,160,000	4,191,366
3.25%, 8/6/2018	1,881,000	1,903,309
eBay, Inc.:
2.15%, 6/5/2020	3,895,000	3,895,039
2.20%, 8/1/2019	3,016,000	3,027,099
Expedia, Inc. 7.46%, 8/15/2018	2,510,000	2,653,773

		27,323,931

INVESTMENT COMPANY SECURITY — 0.3%
Ares Capital Corp.:
3.88%, 1/15/2020	2,150,000	2,197,880
4.88%, 11/30/2018	3,768,000	3,899,578
FS Investment Corp.:
4.00%, 7/15/2019	100,000	101,015
4.25%, 1/15/2020	1,350,000	1,375,259
Prospect Capital Corp. 5.00%, 7/15/2019	2,000,000	2,056,927

		9,630,659

IRON/STEEL — 0.1%
Vale Overseas, Ltd. 5.63%, 9/15/2019 (a)	3,676,000	3,893,068

IT SERVICES — 2.7%
Apple, Inc.:
1.10%, 8/2/2019	4,021,000	3,978,900
1.55%, 2/8/2019	1,650,000	1,650,396
1.55%, 2/7/2020 (a)	29,000	28,843
1.70%, 2/22/2019	3,710,000	3,719,757
1.80%, 5/11/2020 (a)	7,500,000	7,493,625
1.90%, 2/7/2020	3,650,000	3,657,811
2.00%, 5/6/2020	3,295,000	3,310,552
2.10%, 5/6/2019	6,651,000	6,713,386
Dell International LLC/EMC Corp. 3.48%, 6/1/2019 (b)	12,830,000	13,133,173
DXC Technology Co. 2.88%, 3/27/2020 (b)	2,000,000	2,026,100
Hewlett Packard Enterprise Co. 2.85%, 10/5/2018	6,722,000	6,798,160
International Business Machines Corp.:
1.63%, 5/15/2020	3,809,000	3,776,052
1.80%, 5/17/2019	4,480,000	4,488,108
1.88%, 5/15/2019	2,797,000	2,804,692
1.90%, 1/27/2020	1,850,000	1,850,907
1.95%, 2/12/2019 (a)	2,181,000	2,192,167
7.63%, 10/15/2018	4,006,000	4,300,682
8.38%, 11/1/2019	2,711,000	3,109,680
Seagate HDD Cayman 3.75%, 11/15/2018	3,828,000	3,915,699

		78,948,690

LODGING — 0.1%
Marriott International, Inc. 3.00%, 3/1/2019	2,195,000	2,226,454

MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
Series G, 2.45%, 9/6/2018	2,550,000	2,572,312
Series MTN, 1.35%, 5/18/2019	3,562,000	3,531,296
Series MTN, 1.80%, 11/13/2018	2,770,000	2,773,213
Series MTN, 1.90%, 3/22/2019	2,675,000	2,681,714
Series MTN, 2.00%, 3/5/2020	1,133,000	1,131,063
Series MTN, 2.10%, 6/9/2019	3,451,000	3,465,632
Series MTN, 2.10%, 1/10/2020	3,995,000	4,006,306
Series MTN, 2.25%, 12/1/2019	9,000	9,071
Series MTN, 7.05%, 10/1/2018	50,000	53,170
Series MTN, 7.15%, 2/15/2019	3,924,000	4,249,221
Caterpillar, Inc. 7.90%, 12/15/2018	1,826,000	1,980,333

		26,453,331

MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp.:
1.70%, 1/15/2020	2,000,000	1,991,200
2.25%, 4/17/2019	6,000	6,055
Series MTN, 1.25%, 10/9/2019	3,012,000	2,974,200
Series MTN, 1.60%, 7/13/2018	3,529,000	3,531,647
Series MTN, 1.65%, 10/15/2018	1,375,000	1,375,426
Series MTN, 1.75%, 8/10/2018	3,275,000	3,281,648
Series MTN, 1.95%, 12/13/2018	528,000	530,033
Series MTN, 1.95%, 1/8/2019	3,614,000	3,628,709
Series MTN, 1.95%, 3/4/2019 (a)	1,000,000	1,003,890
Series MTN, 1.95%, 6/22/2020	1,730,000	1,730,709
Series MTN, 2.20%, 3/13/2020	100,000	100,750
Series MTN, 2.30%, 9/16/2019	4,872,000	4,921,499
Series MTN, 5.75%, 9/10/2018 (a)	444,000	464,926
Roper Technologies, Inc.:
2.05%, 10/1/2018	2,124,000	2,127,080
6.25%, 9/1/2019	320,000	347,203

		28,014,975

MEDIA — 2.5%
21st Century Fox America, Inc.:
6.90%, 3/1/2019	1,025,000	1,104,868
8.25%, 8/10/2018	700,000	747,525
CBS Corp.:
1.95%, 7/1/2017	2,000,000	2,000,000
2.30%, 8/15/2019	1,279,000	1,283,809
5.75%, 4/15/2020	2,350,000	2,569,537
Comcast Corp.:
5.15%, 3/1/2020	5,238,000	5,676,473
5.70%, 7/1/2019	2,323,000	2,499,641
Discovery Communications LLC 5.63%, 8/15/2019	343,000	366,636

See accompanying notes to financial statements.

78

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Historic TW, Inc. 6.88%, 6/15/2018	$3,005,000	$3,147,588
NBCUniversal Media LLC 5.15%, 4/30/2020	6,869,000	7,479,036
RELX Capital, Inc. 8.63%, 1/15/2019	1,070,000	1,171,190
Scripps Networks Interactive, Inc. 2.75%, 11/15/2019	2,475,000	2,502,448
Thomson Reuters Corp.:
4.70%, 10/15/2019	1,000	1,052
6.50%, 7/15/2018	3,930,000	4,113,295
Time Warner Cable LLC:
4.13%, 2/15/2021	3,500,000	3,668,070
5.00%, 2/1/2020	43,000	45,884
6.75%, 7/1/2018	5,255,000	5,499,200
8.25%, 4/1/2019	6,700,000	7,387,085
8.75%, 2/14/2019	4,535,000	5,002,332
Time Warner, Inc.:
2.10%, 6/1/2019	1,714,000	1,715,371
4.88%, 3/15/2020	4,178,000	4,457,842
Walt Disney Co.:
1.65%, 1/8/2019	1,225,000	1,226,654
Series GMTN, 1.85%, 5/30/2019	2,202,000	2,211,050
Series MTN, 0.88%, 7/12/2019 (a)	1,020,000	1,003,996
Series MTN, 1.80%, 6/5/2020	4,150,000	4,145,933
Series MTN, 1.95%, 3/4/2020	3,180,000	3,188,236
Series MTN, 5.50%, 3/15/2019 (a)	400,000	425,340

		74,640,091

MINING — 0.1%
Freeport-McMoRan, Inc. 2.38%, 3/15/2018	50,000	49,750
Newmont Mining Corp. 5.13%, 10/1/2019	311,000	330,369
Southern Copper Corp. 5.38%, 4/16/2020	1,426,000	1,547,538

		1,927,657

MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 1.38%, 8/7/2018	895,000	894,284
Series MTN, 1.63%, 6/15/2019 (a)	1,702,000	1,702,953
Crane Co. 2.75%, 12/15/2018	820,000	828,516
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	500,000	502,380
6.25%, 4/1/2019	2,004,000	2,158,228
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	1,580,000	1,603,416
6.88%, 8/15/2018	678,000	715,439
Ingersoll-Rand Luxembourg Finance SA 2.63%, 5/1/2020	970,000	979,118
Pentair Finance SA 1.88%, 9/15/2017	1,917,000	1,917,751
Textron, Inc. 7.25%, 10/1/2019 (a)	1,500,000	1,658,819
Tyco Electronics Group SA 2.38%, 12/17/2018	1,801,000	1,811,950

		14,772,854

OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc. 6.25%, 3/15/2019	2,900,000	3,074,203
Xerox Corp.:
2.75%, 3/15/2019	2,073,000	2,085,458
2.80%, 5/15/2020	2,000,000	2,006,000
5.63%, 12/15/2019	226,000	241,976
6.35%, 5/15/2018	2,628,000	2,725,691

		10,133,328

OIL & GAS — 5.4%
Anadarko Petroleum Corp.:
6.95%, 6/15/2019	3,000,000	3,252,900
8.70%, 3/15/2019	256,000	282,450
Apache Corp. 6.90%, 9/15/2018	2,519,000	2,661,953
BP Capital Markets PLC:
1.68%, 5/3/2019	3,524,000	3,511,314
2.24%, 5/10/2019	3,767,000	3,792,352
2.24%, 9/26/2018	2,341,000	2,353,852
2.32%, 2/13/2020	5,948,000	5,999,212
2.52%, 1/15/2020	4,720,000	4,782,115
4.75%, 3/10/2019	3,350,000	3,513,212
Canadian Natural Resources, Ltd. 5.90%, 2/1/2018	1,825,000	1,866,928
Cenovus Energy, Inc. 5.70%, 10/15/2019	5,004,000	5,279,220
Chevron Corp.:
1.56%, 5/16/2019	3,702,000	3,690,746
1.69%, 2/28/2019 (a)	3,950,000	3,950,948
1.79%, 11/16/2018	3,153,000	3,161,513
1.96%, 3/3/2020	4,452,000	4,464,466
1.99%, 3/3/2020	2,725,000	2,732,167
2.19%, 11/15/2019 (a)	3,154,000	3,179,957
4.95%, 3/3/2019	4,287,000	4,511,468
ConocoPhillips 5.75%, 2/1/2019	1,615,000	1,709,817
ConocoPhillips Co. 2.20%, 5/15/2020	2,000	2,005
Encana Corp. 6.50%, 5/15/2019	1,175,000	1,255,781
EOG Resources, Inc.:
2.45%, 4/1/2020	1,614,000	1,621,392
5.63%, 6/1/2019	3,758,000	4,006,216
6.88%, 10/1/2018	50,000	52,890
EQT Corp.:
6.50%, 4/1/2018	1,000,000	1,032,664
8.13%, 6/1/2019	1,725,000	1,902,261
Exxon Mobil Corp.:
1.71%, 3/1/2019	4,750,000	4,761,400
1.82%, 3/15/2019	6,251,000	6,273,878
1.91%, 3/6/2020	4,304,000	4,315,535
Hess Corp. 8.13%, 2/15/2019 (a)	827,000	897,386
Husky Energy, Inc.:
6.20%, 9/15/2017	1,500,000	1,513,273
7.25%, 12/15/2019	2,546,000	2,838,204
Marathon Oil Corp. 2.70%, 6/1/2020	100,000	99,094
Marathon Petroleum Corp. 2.70%, 12/14/2018	1,654,000	1,667,348
Nabors Industries, Inc. 5.00%, 9/15/2020 (e)	1,000,000	999,870

See accompanying notes to financial statements.

79

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Noble Energy, Inc.:
4.15%, 12/15/2021	$2,700,000	$2,843,424
8.25%, 3/1/2019	930,000	1,018,564
Pioneer Natural Resources Co.:
6.88%, 5/1/2018	3,750,000	3,900,202
7.50%, 1/15/2020	12,000	13,496
Shell International Finance B.V.:
1.38%, 5/10/2019	4,944,000	4,913,743
1.38%, 9/12/2019	7,652,000	7,585,121
1.63%, 11/10/2018	4,195,000	4,193,867
1.90%, 8/10/2018	4,390,000	4,400,317
2.00%, 11/15/2018	3,683,000	3,698,137
2.13%, 5/11/2020	8,001,000	8,039,245
4.30%, 9/22/2019	1,166,000	1,227,168
4.38%, 3/25/2020	5,400,000	5,741,495
Talisman Energy, Inc. 7.75%, 6/1/2019	1,251,000	1,349,116
Total Capital International SA:
2.10%, 6/19/2019	2,625,000	2,645,344
2.13%, 1/10/2019	2,904,000	2,919,943
Total Capital SA 2.13%, 8/10/2018	1,259,000	1,266,340
Valero Energy Corp.:
6.13%, 2/1/2020	4,194,000	4,599,057
9.38%, 3/15/2019	1,000,000	1,118,300

		159,408,666

OIL & GAS SERVICES — 0.1%
Baker Hughes, Inc. 7.50%, 11/15/2018	2,745,000	2,944,946
Halliburton Co. 2.00%, 8/1/2018	1,210,000	1,210,339

		4,155,285

PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 6.80%, 8/1/2019	2,477,000	2,705,776
WestRock RKT Co. 4.45%, 3/1/2019	1,100,000	1,140,018

		3,845,794

PHARMACEUTICALS — 4.8%
Abbott Laboratories 5.13%, 4/1/2019	4,223,000	4,442,765
AbbVie, Inc.:
2.00%, 11/6/2018	3,864,000	3,871,766
2.50%, 5/14/2020	12,117,000	12,249,680
Allergan Funding SCS:
2.45%, 6/15/2019	1,751,000	1,760,876
3.00%, 3/12/2020	12,105,000	12,360,657
AmerisourceBergen Corp. 4.88%, 11/15/2019	2,200,000	2,337,324
AstraZeneca PLC:
1.75%, 11/16/2018	2,235,000	2,235,536
1.95%, 9/18/2019	3,041,000	3,047,964
2.38%, 11/16/2020	567,000	571,525
Bristol-Myers Squibb Co.:
1.60%, 2/27/2019	3,000,000	2,995,170
1.75%, 3/1/2019	1,500,000	1,503,600
Cardinal Health, Inc.:
1.95%, 6/14/2019	2,830,000	2,833,537
2.40%, 11/15/2019	1,577,000	1,586,225
Eli Lilly & Co. 1.95%, 3/15/2019	525,000	527,441
Express Scripts Holding Co. 2.25%, 6/15/2019	4,962,000	4,976,142
Johnson & Johnson:
1.13%, 3/1/2019	1,575,000	1,565,944
1.65%, 12/5/2018	1,069,000	1,071,683
1.88%, 12/5/2019	3,590,000	3,611,253
5.15%, 7/15/2018	2,030,000	2,105,658
McKesson Corp. 2.28%, 3/15/2019	4,984,000	5,009,967
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	2,500,000	2,563,500
4.90%, 11/1/2019	1,400,000	1,488,606
Merck & Co., Inc. 1.85%, 2/10/2020	4,690,000	4,698,770
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	2,924,000	3,108,358
Mylan NV:
2.50%, 6/7/2019	3,575,000	3,604,065
3.00%, 12/15/2018	3,100,000	3,142,439
Mylan, Inc. 2.55%, 3/28/2019	2,800,000	2,818,732
Novartis Capital Corp.:
1.80%, 2/14/2020	3,975,000	3,973,887
4.40%, 4/24/2020	4,737,000	5,059,637
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	8,306,000	8,742,979
Pfizer, Inc.:
1.45%, 6/3/2019	3,205,000	3,191,988
1.70%, 12/15/2019	3,065,000	3,068,065
2.10%, 5/15/2019	3,330,000	3,359,637
Pharmacia Corp. 6.50%, 12/1/2018	485,000	516,913
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	9,593,000	9,548,776
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	3,000,000	2,996,880
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	3,928,000	3,911,660
1.70%, 7/19/2019	7,242,000	7,176,243

		143,635,848

PIPELINES — 2.7%
Buckeye Partners L.P.:
2.65%, 11/15/2018	1,456,000	1,463,411
4.88%, 2/1/2021	1,000,000	1,059,860
Columbia Pipeline Group, Inc.:
2.45%, 6/1/2018	1,758,000	1,766,069
3.30%, 6/1/2020	3,000,000	3,072,810
Enable Midstream Partners L.P. 2.40%, 5/15/2019	3,000,000	2,975,070
Enbridge Energy Partners L.P.:
9.88%, 3/1/2019	1,637,000	1,831,983
Series B, 6.50%, 4/15/2018	1,820,000	1,884,557
Energy Transfer L.P.:
2.50%, 6/15/2018	3,922,000	3,943,061
6.70%, 7/1/2018	2,456,000	2,561,633
9.00%, 4/15/2019	426,000	473,912
EnLink Midstream Partners L.P. 2.70%, 4/1/2019	3,575,000	3,570,638
Enterprise Products Operating LLC:
2.55%, 10/15/2019	3,537,000	3,566,711
5.25%, 1/31/2020	2,790,000	2,995,902

See accompanying notes to financial statements.

80

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	$6,000,000	$6,043,740
5.80%, 3/1/2021	3,600,000	3,954,060
6.85%, 2/15/2020	836,000	926,280
9.00%, 2/1/2019	1,145,000	1,261,137
Kinder Morgan, Inc. 3.05%, 12/1/2019	3,750,000	3,812,137
Magellan Midstream Partners L.P. 6.55%, 7/15/2019	2,670,000	2,893,853
Northwest Pipeline LLC 6.05%, 6/15/2018	533,000	553,189
ONEOK Partners L.P.:
2.00%, 10/1/2017	1,260,000	1,260,498
3.20%, 9/15/2018	350,000	354,053
8.63%, 3/1/2019	1,770,000	1,945,619
Panhandle Eastern Pipe Line Co. L.P. 7.00%, 6/15/2018	2,725,000	2,847,734
Phillips 66 Partners L.P. 2.65%, 2/15/2020	500,000	502,080
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	3,850,000	3,862,397
8.75%, 5/1/2019	1,556,000	1,728,685
Spectra Energy Capital LLC:
6.20%, 4/15/2018	2,000,000	2,064,476
8.00%, 10/1/2019	1,275,000	1,452,824
Spectra Energy Partners L.P. 2.95%, 9/25/2018	1,325,000	1,340,052
TransCanada PipeLines, Ltd.:
3.13%, 1/15/2019	1,084,000	1,104,065
6.50%, 8/15/2018	3,511,000	3,686,269
Transcontinental Gas Pipe Line Co. LLC 6.05%, 6/15/2018	210,000	217,743
Western Gas Partners L.P. 2.60%, 8/15/2018	2,511,000	2,517,780
Williams Partners L.P.:
3.60%, 3/15/2022	1,000,000	1,021,920
5.25%, 3/15/2020	4,160,000	4,475,786

		80,991,994

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Alexandria Real Estate Equities, Inc. 2.75%, 1/15/2020	2,084,000	2,096,962
American Tower Corp.:
2.80%, 6/1/2020	3,000,000	3,042,060
3.40%, 2/15/2019	2,719,000	2,774,957
4.50%, 1/15/2018	1,902,000	1,928,054
Boston Properties L.P.:
3.70%, 11/15/2018	1,784,000	1,820,429
5.88%, 10/15/2019	1,837,000	1,969,668
Digital Realty Trust L.P. 5.88%, 2/1/2020	2,000,000	2,160,640
ERP Operating L.P. 2.38%, 7/1/2019	2,000	2,011
Government Properties Income Trust 3.75%, 8/15/2019	1,000,000	1,009,050
HCP, Inc.:
2.63%, 2/1/2020	3,830,000	3,853,325
3.75%, 2/1/2019	975,000	994,588
Kilroy Realty L.P. Series MTN, 4.80%, 7/15/2018	1,380,000	1,410,015
Kimco Realty Corp. 6.88%, 10/1/2019	1,950,000	2,145,390
Realty Income Corp. 6.75%, 8/15/2019	1,025,000	1,119,802
Select Income REIT 2.85%, 2/1/2018	1,410,000	1,415,858
Senior Housing Properties Trust 3.25%, 5/1/2019	1,400,000	1,414,966
Simon Property Group L.P. 2.20%, 2/1/2019	830,000	834,789
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	2,395,000	2,414,567
4.00%, 4/30/2019	1,915,000	1,968,237
VEREIT Operating Partnership L.P. 3.00%, 2/6/2019	2,630,000	2,654,930
Vornado Realty L.P. 2.50%, 6/30/2019	1,105,000	1,113,785
Welltower, Inc.:
4.13%, 4/1/2019	300,000	308,850
4.70%, 9/15/2017	2,650,000	2,664,607
Weyerhaeuser Co.:
6.95%, 8/1/2017	2,000,000	2,007,268
7.38%, 10/1/2019	1,000	1,110

		43,125,918

RETAIL — 2.1%
AutoNation, Inc. 6.75%, 4/15/2018	2,325,000	2,412,406
AutoZone, Inc. 1.63%, 4/21/2019	893,000	887,494
Best Buy Co., Inc. 5.00%, 8/1/2018	3,006,000	3,100,543
Costco Wholesale Corp.:
1.70%, 12/15/2019	3,313,000	3,304,187
1.75%, 2/15/2020	200,000	199,464
2.15%, 5/18/2021	3,000,000	3,001,320
CVS Health Corp.:
1.90%, 7/20/2018	7,876,000	7,896,399
2.25%, 12/5/2018	3,598,000	3,620,308
2.25%, 8/12/2019	3,360,000	3,379,488
Home Depot, Inc.:
1.80%, 6/5/2020	3,529,000	3,528,153
2.00%, 6/15/2019	2,557,000	2,574,030
2.25%, 9/10/2018	3,710,000	3,740,236
Lowe’s Cos., Inc. 1.15%, 4/15/2019 (a)	1,910,000	1,889,849
Macy’s Retail Holdings, Inc. 7.45%, 7/15/2017	1,380,000	1,381,564
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	113,000	112,995
Series MTN, 2.10%, 12/7/2018	2,831,000	2,845,778
Series MTN, 2.20%, 5/26/2020	3,361,000	3,378,242
Series MTN, 5.00%, 2/1/2019	2,000	2,097
QVC, Inc. 3.13%, 4/1/2019	1,800,000	1,819,782
Starbucks Corp. 2.00%, 12/5/2018	1,458,000	1,467,623
Target Corp. 2.30%, 6/26/2019	2,238,000	2,263,357
Wal-Mart Stores, Inc.:
1.95%, 12/15/2018	1,055,000	1,061,636
4.13%, 2/1/2019	3,228,000	3,355,732

See accompanying notes to financial statements.

81

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Walgreens Boots Alliance, Inc. 2.70%, 11/18/2019	$6,172,000	$6,266,555

		63,489,238

SEMICONDUCTORS — 1.3%
Altera Corp. 2.50%, 11/15/2018	1,925,000	1,949,274
Broadcom Corp./Broadcom Cayman Finance, Ltd. 2.38%, 1/15/2020 (b)	10,500,000	10,521,210
Intel Corp. 1.85%, 5/11/2020	4,500,000	4,501,170
Maxim Integrated Products, Inc. 2.50%, 11/15/2018	1,006,000	1,014,400
QUALCOMM, Inc.:
1.85%, 5/20/2019	3,800,000	3,808,474
2.10%, 5/20/2020	6,110,000	6,139,267
2.25%, 5/20/2020	6,405,000	6,454,511
Texas Instruments, Inc. 1.65%, 8/3/2019	1,794,000	1,789,838
Xilinx, Inc. 2.13%, 3/15/2019	3,180,000	3,193,642

		39,371,786

SOFTWARE — 1.8%
Adobe Systems, Inc. 4.75%, 2/1/2020	3,000,000	3,218,640
CA, Inc.:
2.88%, 8/15/2018	500,000	504,663
5.38%, 12/1/2019	1,777,000	1,864,659
Fidelity National Information Services, Inc. 2.85%, 10/15/2018	1,305,000	1,320,673
Microsoft Corp.:
1.10%, 8/8/2019	8,431,000	8,337,247
1.30%, 11/3/2018	5,352,000	5,341,189
1.63%, 12/6/2018	3,300,000	3,307,755
1.85%, 2/6/2020	8,600,000	8,621,501
1.85%, 2/12/2020	100,000	100,111
3.00%, 10/1/2020	646,000	669,282
4.20%, 6/1/2019	2,864,000	3,001,931
Oracle Corp.:
2.25%, 10/8/2019	7,859,000	7,955,351
2.38%, 1/15/2019	3,784,000	3,828,235
5.00%, 7/8/2019	5,407,000	5,756,238

		53,827,475

TELECOMMUNICATIONS — 4.3%
America Movil SAB de CV 5.00%, 3/30/2020	7,322,000	7,860,020
AT&T, Inc.:
2.30%, 3/11/2019	3,919,000	3,941,848
2.38%, 11/27/2018	4,302,000	4,330,135
5.20%, 3/15/2020	5,616,000	6,036,526
5.60%, 5/15/2018	2,015,000	2,080,197
5.80%, 2/15/2019	7,601,000	8,058,884
5.88%, 10/1/2019 (a)	2,957,000	3,199,415
British Telecommunications PLC 2.35%, 2/14/2019	2,570,000	2,584,803
Cisco Systems, Inc.:
1.40%, 9/20/2019	5,897,000	5,852,183
1.60%, 2/28/2019	5,237,000	5,235,272
2.13%, 3/1/2019	2,823,000	2,844,370
2.45%, 6/15/2020	5,096,000	5,176,975
4.45%, 1/15/2020	9,458,000	10,072,297
4.95%, 2/15/2019	6,681,000	7,029,214
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	3,504,000	3,774,474
6.75%, 8/20/2018	3,000,000	3,162,540
Juniper Networks, Inc. 3.13%, 2/26/2019	1,754,000	1,783,344
Orange SA:
1.63%, 11/3/2019	3,951,000	3,912,715
2.75%, 2/6/2019	2,824,000	2,856,815
5.38%, 7/8/2019	3,960,000	4,216,252
Rogers Communications, Inc. 6.80%, 8/15/2018	3,390,000	3,576,382
Telefonica Emisiones SAU:
5.46%, 2/16/2021	4,500,000	4,953,150
5.88%, 7/15/2019	3,621,000	3,890,076
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	107,901
Verizon Communications, Inc.:
1.38%, 8/15/2019 (a)	2,346,000	2,319,209
2.63%, 2/21/2020	4,750,000	4,817,735
2.95%, 3/15/2022 (b)	1,000	1,006
3.65%, 9/14/2018	7,969,000	8,143,760
Vodafone Group PLC:
4.63%, 7/15/2018	432,000	444,122
5.45%, 6/10/2019	3,989,000	4,242,621

		126,504,241

TOBACCO — 0.3%
Reynolds American, Inc.:
6.88%, 5/1/2020	3,950,000	4,439,642
8.13%, 6/23/2019	3,166,000	3,530,850

		7,970,492

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 2.35%, 5/6/2019	1,370,000	1,370,274

TRANSPORTATION — 0.7%
Burlington Northern Santa Fe LLC 4.70%, 10/1/2019	3,652,000	3,879,556
Canadian National Railway Co. 5.55%, 3/1/2019	1,600,000	1,696,944
FedEx Corp.:
2.30%, 2/1/2020	2,650,000	2,669,663
8.00%, 1/15/2019	2,098,000	2,287,135
Norfolk Southern Corp. 5.90%, 6/15/2019	2,085,000	2,241,292
Ryder System, Inc.:
Series MTN, 2.45%, 11/15/2018	1,563,000	1,572,956
Series MTN, 2.45%, 9/3/2019	1,600,000	1,611,008
Series MTN, 2.55%, 6/1/2019	1,020,000	1,029,965
Union Pacific Corp.:
1.80%, 2/1/2020	2,000,000	1,994,968
2.25%, 2/15/2019	570,000	575,119
5.70%, 8/15/2018	150,000	156,615
United Parcel Service, Inc. 5.13%, 4/1/2019	1,559,000	1,648,050

		21,363,271

See accompanying notes to financial statements.

82

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 3/15/2019	$594,000	$598,164
2.60%, 3/30/2020	2,625,000	2,651,355

		3,249,519

TOTAL CORPORATE BONDS & NOTES (Cost $2,909,391,558)		2,906,797,205

U.S. TREASURY OBLIGATIONS — 1.5%
Treasury Notes 1.50%, 6/15/2020 (Cost $44,959,570)	45,000,000	44,942,851

	Shares
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (f) (g)	93,483,873	93,483,873
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	15,693,263	15,693,263

TOTAL SHORT-TERM INVESTMENTS (Cost $109,177,136)		109,177,136

TOTAL INVESTMENTS — 102.6% (Cost $3,063,528,264)		3,060,917,192
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(78,503,964)

NET ASSETS — 100.0%		$2,982,413,228

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $999,870 representing less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2017.
(h)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$1,502,951	$—	$1,502,951
Aerospace & Defense	—	36,998,211	—	36,998,211
Agriculture	—	26,585,171	—	26,585,171
Airlines	—	6,719,743	—	6,719,743
Apparel	—	1,452,043	—	1,452,043
Auto Manufacturers	—	138,254,692	—	138,254,692
Banks	—	972,242,972	—	972,242,972
Beverages	—	78,430,309	—	78,430,309
Biotechnology	—	30,732,863	—	30,732,863
Chemicals	—	51,913,206	—	51,913,206
Commercial Services	—	8,894,723	—	8,894,723
Construction Materials	—	1,140,782	—	1,140,782
Distribution & Wholesale	—	1,405,975	—	1,405,975
Diversified Financial Services	—	134,209,959	—	134,209,959
Electric	—	122,910,796	—	122,910,796
Electrical Components & Equipment	—	3,535,261	—	3,535,261
Electronics	—	11,477,592	—	11,477,592

See accompanying notes to financial statements.

83

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Environmental Control	$—	$6,945,148	$—	$6,945,148
Food	—	47,042,041	—	47,042,041
Forest Products & Paper	—	2,418,811	—	2,418,811
Gas	—	7,323,596	—	7,323,596
Hand & Machine Tools	—	4,950,231	—	4,950,231
Health Care Products	—	73,495,615	—	73,495,615
Health Care Services	—	33,986,374	—	33,986,374
Home Builders.	—	3,645,176	—	3,645,176
Household Products	—	10,150,641	—	10,150,641
Household Products & Wares	—	3,905,445	—	3,905,445
Housewares	—	1,502,445	—	1,502,445
Insurance.	—	52,749,594	—	52,749,594
Internet	—	27,323,931	—	27,323,931
Investment Company Security	—	9,630,659	—	9,630,659
Iron/Steel	—	3,893,068	—	3,893,068
IT Services	—	78,948,690	—	78,948,690
Lodging	—	2,226,454	—	2,226,454
Machinery, Construction & Mining	—	26,453,331	—	26,453,331
Machinery-Diversified	—	28,014,975	—	28,014,975
Media	—	74,640,091	—	74,640,091
Mining	—	1,927,657	—	1,927,657
Miscellaneous Manufacturer	—	14,772,854	—	14,772,854
Office & Business Equipment	—	10,133,328	—	10,133,328
Oil & Gas	—	159,408,666	—	159,408,666
Oil & Gas Services.	—	4,155,285	—	4,155,285
Packaging & Containers	—	3,845,794	—	3,845,794
Pharmaceuticals	—	143,635,848	—	143,635,848
Pipelines	—	80,991,994	—	80,991,994
Real Estate Investment Trusts	—	43,125,918	—	43,125,918
Retail	—	63,489,238	—	63,489,238
Semiconductors	—	39,371,786	—	39,371,786
Software	—	53,827,475	—	53,827,475
Telecommunications.	—	126,504,241	—	126,504,241
Tobacco	—	7,970,492	—	7,970,492
Toys/Games/Hobbies	—	1,370,274	—	1,370,274
Transportation	—	21,363,271	—	21,363,271
Trucking & Leasing	—	3,249,519	—	3,249,519
U.S. Treasury Obligations	—	44,942,851	—	44,942,851
Short-Term Investments	109,177,136	—	—	109,177,136

TOTAL INVESTMENTS	$109,177,136	$2,951,740,056	$—	$3,060,917,192

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	224,003,897	130,520,024	93,483,873	$93,483,873	$24,498	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	105,809,360	105,809,360	985,273,679	1,091,083,039	—	—	67,937	—
State Street Navigator Securities Lending Government Money Market Portfolio*	44,939,175	44,939,175	182,310,155	211,556,067	15,693,263	15,693,263	56,959	—

TOTAL		$150,748,535				$109,177,136	$149,394	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

84

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$425,000	$440,874
4.20%, 4/15/2024	418,000	440,384
Omnicom Group, Inc.:
3.60%, 4/15/2026	903,000	909,321
3.63%, 5/1/2022	1,144,000	1,193,604
3.65%, 11/1/2024	566,000	579,743
4.45%, 8/15/2020	356,000	378,905
WPP Finance 2010:
3.63%, 9/7/2022	159,000	164,838
3.75%, 9/19/2024	417,500	429,177
4.75%, 11/21/2021	601,000	650,378

		5,187,224

AEROSPACE & DEFENSE — 1.4%
Boeing Capital Corp. 4.70%, 10/27/2019	50,000	53,310
Boeing Co.:
1.65%, 10/30/2020	264,000	261,342
1.88%, 6/15/2023	250,000	240,898
2.13%, 3/1/2022 (a)	272,000	271,241
2.25%, 6/15/2026	200,000	190,468
2.35%, 10/30/2021	150,000	151,107
2.60%, 10/30/2025	250,000	246,127
2.80%, 3/1/2027	550,000	543,835
2.85%, 10/30/2024	400,000	403,564
4.88%, 2/15/2020	233,000	250,647
6.00%, 3/15/2019	950,000	1,016,025
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	250,000	260,823
5.40%, 2/1/2027	1,320,000	1,381,868
Exelis, Inc. 5.55%, 10/1/2021	375,000	416,588
General Dynamics Corp.:
1.88%, 8/15/2023	415,000	399,770
2.13%, 8/15/2026	370,000	346,982
2.25%, 11/15/2022	480,000	476,150
3.88%, 7/15/2021	2,000	2,127
Harris Corp.:
2.70%, 4/27/2020	50,000	50,496
3.83%, 4/27/2025	100,000	103,292
4.40%, 12/15/2020	275,000	291,692
L3 Technologies, Inc.:
3.85%, 12/15/2026	260,000	267,150
3.95%, 5/28/2024	109,000	112,782
4.75%, 7/15/2020	415,000	443,378
4.95%, 2/15/2021	275,000	295,130
5.20%, 10/15/2019	670,000	715,044
Lockheed Martin Corp.:
1.85%, 11/23/2018	633,000	634,247
2.50%, 11/23/2020	1,143,000	1,158,716
2.90%, 3/1/2025	675,000	671,470
3.10%, 1/15/2023	469,000	479,867
3.35%, 9/15/2021	950,000	987,601
3.55%, 1/15/2026	787,000	815,300
4.25%, 11/15/2019	195,000	205,245
Northrop Grumman Corp.:
1.75%, 6/1/2018	450,000	450,486
3.20%, 2/1/2027	300,000	302,403
3.25%, 8/1/2023	784,000	809,770
3.50%, 3/15/2021	782,000	816,596
5.05%, 8/1/2019	352,000	373,877
Raytheon Co.:
2.50%, 12/15/2022	909,000	912,727
3.13%, 10/15/2020	615,000	636,992
3.15%, 12/15/2024	200,000	205,888
4.40%, 2/15/2020	125,000	132,885
Rockwell Collins, Inc.:
1.95%, 7/15/2019	315,000	315,485
2.80%, 3/15/2022	516,000	520,876
3.20%, 3/15/2024	350,000	355,033
3.50%, 3/15/2027	536,000	543,681
3.70%, 12/15/2023	700,000	728,462
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	385,000	387,460
Textron, Inc. 4.00%, 3/15/2026	550,000	568,524
United Technologies Corp.:
1.50%, 11/1/2019	600,000	596,412
1.90%, 5/4/2020	1,192,000	1,193,907
1.95%, 11/1/2021	707,000	697,187
2.30%, 5/4/2022	1,225,000	1,221,484
2.65%, 11/1/2026	415,000	403,189
2.80%, 5/4/2024	875,000	876,864
3.10%, 6/1/2022	817,000	843,920
3.13%, 5/4/2027	650,000	650,962
4.50%, 4/15/2020	520,000	555,932

		29,245,284

AGRICULTURE — 0.8%
Altria Group, Inc.:
2.63%, 1/14/2020	866,000	878,782
2.63%, 9/16/2026	285,000	275,031
2.85%, 8/9/2022	1,022,000	1,036,727
2.95%, 5/2/2023	250,000	252,962
4.00%, 1/31/2024	676,000	720,609
4.75%, 5/5/2021	947,000	1,032,486
9.25%, 8/6/2019	660,000	757,297
9.70%, 11/10/2018	355,000	391,750
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	940,000	899,561
4.48%, 3/1/2021	186,000	200,871
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	525,000	502,698
3.50%, 11/24/2020	137,000	140,365
8.50%, 6/15/2019	265,000	296,005
Philip Morris International, Inc.:
1.38%, 2/25/2019	280,000	278,138
1.63%, 2/21/2019	387,000	385,874
1.88%, 1/15/2019	237,000	237,327
1.88%, 2/25/2021	318,000	314,416
2.00%, 2/21/2020	600,000	601,080
2.13%, 5/10/2023	394,000	381,589
2.50%, 8/22/2022	460,000	459,370
2.63%, 2/18/2022	500,000	503,575
2.63%, 3/6/2023	274,000	273,129
2.75%, 2/25/2026 (a)	402,000	392,609

See accompanying notes to financial statements.

85

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
2.90%, 11/15/2021	$520,000	$531,783
3.25%, 11/10/2024	578,000	589,098
3.38%, 8/11/2025	365,000	374,096
3.60%, 11/15/2023	433,000	453,728
4.13%, 5/17/2021	100,000	106,657
4.50%, 3/26/2020	625,000	666,212
Reynolds American, Inc.:
2.30%, 6/12/2018	250,000	251,110
3.25%, 6/12/2020	539,000	554,911
4.00%, 6/12/2022	666,000	706,579
4.85%, 9/15/2023	738,000	814,346

		16,260,771

AIRLINES — 0.2%
American Airlines 2013-2 Class A Pass Through Trust 4.95%, 7/15/2024	380,588	404,208
American Airlines 2014-1 Class A Pass Through Trust Series A, 3.70%, 4/1/2028	171,566	175,740
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	450,000	433,463
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	500,000	509,275
Continental Airlines 2009-2 Class A Pass Through Trust Series A, 7.25%, 5/10/2021	65,086	71,929
Continental Airlines 2012-1 Class A Pass Through Trust Series A, 4.15%, 10/11/2025	85,934	89,893
Continental Airlines 2012-2 Class A Pass Through Trust Series 2-A, 4.00%, 4/29/2026	863,432	902,270
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	125,703	144,014
Delta Air Lines, Inc.:
2.88%, 3/13/2020	465,000	470,236
3.63%, 3/15/2022	212,000	218,051
Southwest Airlines Co.:
2.65%, 11/5/2020	350,000	354,378
2.75%, 11/6/2019	50,000	50,772
3.00%, 11/15/2026	375,000	363,821
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	333,532	341,597
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	629,000	638,485
US Airways 2013-1 Class A Pass Through Trust 3.95%, 5/15/2027	142,582	147,869

		5,316,001

APPAREL — 0.1%
NIKE, Inc.: 2.25%, 5/1/2023	391,000	386,218
2.38%, 11/1/2026	736,000	697,905
Ralph Lauren Corp. 2.63%, 8/18/2020	550,000	557,474
VF Corp. 3.50%, 9/1/2021	525,000	546,268

		2,187,865

AUTO MANUFACTURERS — 2.7%
American Honda Finance Corp.:
1.50%, 11/19/2018	600,000	598,074
2.13%, 10/10/2018	487,000	489,893
Series A, 2.15%, 3/13/2020	101,000	101,475
Series GMTN, 1.70%, 9/9/2021	425,000	415,999
Series GMTN, 2.30%, 9/9/2026	320,000	301,565
Series MTN, 1.20%, 7/12/2019	575,000	568,876
Series MTN, 1.65%, 7/12/2021	355,000	347,112
Series MTN, 1.70%, 2/22/2019	343,000	342,901
Series MTN, 2.00%, 2/14/2020	398,000	398,931
Series MTN, 2.25%, 8/15/2019	620,000	625,326
Series MTN, 2.45%, 9/24/2020	90,000	91,193
Series MTN, 2.90%, 2/16/2024	575,000	582,395
Ford Motor Co.:
4.35%, 12/8/2026	727,000	748,083
6.50%, 8/1/2018	245,000	256,775
Ford Motor Credit Co. LLC:
1.90%, 8/12/2019	485,000	481,416
2.02%, 5/3/2019	615,000	613,241
2.26%, 3/28/2019	690,000	690,752
2.38%, 3/12/2019	596,000	598,420
2.43%, 6/12/2020	1,500,000	1,500,060
2.46%, 3/27/2020	200,000	200,136
2.55%, 10/5/2018	1,169,000	1,176,388
2.60%, 11/4/2019	744,000	748,992
2.68%, 1/9/2020	660,000	664,528
2.88%, 10/1/2018	491,000	495,900
3.10%, 5/4/2023	450,000	444,236
3.16%, 8/4/2020	720,000	734,004
3.20%, 1/15/2021	653,000	663,572
3.22%, 1/9/2022	200,000	202,012
3.34%, 3/18/2021	1,061,000	1,081,965
3.34%, 3/28/2022	500,000	507,565
3.66%, 9/8/2024	465,000	464,619
3.81%, 1/9/2024	520,000	527,353
4.13%, 8/4/2025	777,000	790,131
4.25%, 9/20/2022	550,000	578,413
4.38%, 8/6/2023	200,000	210,314
5.75%, 2/1/2021	431,000	474,501
5.88%, 8/2/2021	1,089,000	1,211,567
8.13%, 1/15/2020	1,669,000	1,897,286
Series GMTN, 4.39%, 1/8/2026	644,000	663,636
Series MTN, 2.94%, 1/8/2019	708,000	716,836
General Motors Co. 4.88%, 10/2/2023	48,000	51,522
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	540,000	539,822
2.40%, 5/9/2019	848,000	849,578
2.65%, 4/13/2020	2,237,000	2,247,335
3.10%, 1/15/2019	830,000	841,437
3.15%, 1/15/2020	792,000	804,822
3.15%, 6/30/2022	1,505,000	1,503,164
3.20%, 7/13/2020	791,000	805,989

See accompanying notes to financial statements.

86

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.20%, 7/6/2021	$1,050,000	$1,060,546
3.45%, 1/14/2022	816,000	828,550
3.45%, 4/10/2022	1,415,000	1,436,862
3.50%, 7/10/2019	368,000	376,368
3.70%, 11/24/2020	535,000	552,842
3.70%, 5/9/2023	525,000	533,348
3.95%, 4/13/2024	750,000	760,283
4.00%, 1/15/2025	1,191,000	1,197,812
4.00%, 10/6/2026	500,000	496,950
4.20%, 3/1/2021	790,000	827,611
4.25%, 5/15/2023	534,000	558,404
4.30%, 7/13/2025	250,000	255,350
4.35%, 1/17/2027	825,000	835,114
4.38%, 9/25/2021	623,000	657,900
5.25%, 3/1/2026	500,000	539,805
PACCAR Financial Corp.:
Series MTN, 1.30%, 5/10/2019	397,000	393,681
Series MTN, 1.95%, 2/27/2020	525,000	524,990
Series MTN, 2.20%, 9/15/2019	100,000	100,590
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	775,000	775,070
2.90%, 4/17/2024	530,000	533,244
Series GMTN, 1.90%, 4/8/2021	720,000	712,750
Series GMTN, 2.80%, 7/13/2022	103,000	104,675
Series MTN, 1.40%, 5/20/2019	500,000	496,770
Series MTN, 1.55%, 10/18/2019	650,000	646,457
Series MTN, 1.70%, 1/9/2019	650,000	650,208
Series MTN, 1.70%, 2/19/2019	1,149,000	1,149,253
Series MTN, 2.10%, 1/17/2019	449,000	451,793
Series MTN, 2.13%, 7/18/2019	1,225,000	1,233,489
Series MTN, 2.15%, 3/12/2020	620,000	623,416
Series MTN, 2.60%, 1/11/2022	1,133,000	1,144,749
Series MTN, 2.63%, 1/10/2023	330,000	331,435
Series MTN, 2.75%, 5/17/2021	304,000	309,551
Series MTN, 3.20%, 1/11/2027	565,000	572,565
Series MTN, 3.30%, 1/12/2022	762,000	790,956
Series MTN, 3.40%, 9/15/2021	610,000	636,376
Series MTN, 4.25%, 1/11/2021	450,000	480,892
Series MTN, 4.50%, 6/17/2020	175,000	187,283

		55,618,048

AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 3.38%, 3/15/2025	500,000	502,360
Delphi Automotive PLC:
3.15%, 11/19/2020	200,000	204,116
4.25%, 1/15/2026	600,000	635,454
Delphi Corp. 4.15%, 3/15/2024	229,000	240,624
Lear Corp. 5.25%, 1/15/2025	645,000	679,858
Magna International, Inc.:
3.63%, 6/15/2024	325,000	333,756
4.15%, 10/1/2025	175,000	185,892

		2,782,060

BANKS — 26.8%
Australia & New Zealand Banking Group, Ltd.:
2.05%, 9/23/2019	800,000	800,008
2.55%, 11/23/2021	670,000	670,764
2.63%, 5/19/2022	1,450,000	1,450,566
Series MTN, 1.60%, 7/15/2019	350,000	347,673
Series MTN, 2.13%, 8/19/2020 (a)	3,000,000	2,994,390
Series MTN, 2.25%, 6/13/2019	711,000	716,176
Series MTN, 2.30%, 6/1/2021	680,000	675,879
Series MTN, 2.70%, 11/16/2020	258,000	261,333
Series MTN, 3.70%, 11/16/2025	245,000	257,304
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	350,000	356,769
Banco Santander SA:
3.50%, 4/11/2022	650,000	664,892
4.25%, 4/11/2027	600,000	623,352
Bancolombia SA 5.95%, 6/3/2021	450,000	495,945
Bank of America Corp.:
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	2,300,000	2,306,279
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	1,000,000	1,009,210
4.10%, 7/24/2023	977,000	1,032,308
5.49%, 3/15/2019	100,000	105,176
5.70%, 1/24/2022	1,641,000	1,848,964
5.88%, 1/5/2021	760,000	844,983
6.50%, 7/15/2018	390,000	407,874
6.88%, 11/15/2018	567,000	603,878
7.63%, 6/1/2019	1,555,000	1,713,983
Series GMTN, 2.63%, 4/19/2021	1,001,000	1,005,014
Series GMTN, 3.30%, 1/11/2023	2,178,000	2,220,732
Series GMTN, 3.50%, 4/19/2026	1,837,000	1,843,319
Series L, 2.25%, 4/21/2020	809,000	809,388
Series L, 2.60%, 1/15/2019	2,973,000	3,000,084
Series L, 2.65%, 4/1/2019	1,489,000	1,505,498
Series L, 3.95%, 4/21/2025	921,000	933,314
Series L, 4.18%, 11/25/2027	525,000	534,345
Series MTN, 2.15%, 11/9/2020	340,000	338,494
Series MTN, 2.50%, 10/21/2022	1,025,000	1,010,865
Series MTN, 2.63%, 10/19/2020	1,241,000	1,251,834
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	1,100,000	1,114,036
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	1,350,000	1,374,462
Series MTN, 3.88%, 8/1/2025	1,863,000	1,924,032
Series MTN, 4.00%, 4/1/2024	1,435,000	1,502,761
Series MTN, 4.00%, 1/22/2025	2,162,000	2,197,457
Series MTN, 4.13%, 1/22/2024	1,400,000	1,477,742
Series MTN, 4.20%, 8/26/2024	721,000	748,499
Series MTN, 4.25%, 10/22/2026	1,055,000	1,085,848
Series MTN, 4.45%, 3/3/2026	1,645,000	1,714,222
Series MTN, 5.00%, 5/13/2021	1,175,000	1,281,843
Series MTN, 5.63%, 7/1/2020	2,126,000	2,327,800
Bank of America NA Series BKNT, 2.05%, 12/7/2018	731,000	734,158
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	825,000	817,402
Series MTN, 1.90%, 8/27/2021	1,035,000	1,015,614
Series MTN, 2.10%, 12/12/2019	376,000	376,699
Series MTN, 2.10%, 6/15/2020	3,850,000	3,855,159
Series MTN, 2.38%, 1/25/2019	567,000	571,366
Series MTN, 2.55%, 11/6/2022 (a)	505,000	503,919
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	210,000	216,229

See accompanying notes to financial statements.

87

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.55%, 9/23/2021	$677,000	$706,835
Series 0012, 3.65%, 2/4/2024	578,000	605,253
Series G, 2.15%, 2/24/2020	752,000	755,925
Series G, 2.20%, 5/15/2019	365,000	367,548
Series G, 3.00%, 2/24/2025	250,000	249,743
Series MTN, 2.05%, 5/3/2021	500,000	495,380
Series MTN, 2.10%, 1/15/2019	436,000	438,093
Series MTN, 2.20%, 3/4/2019	200,000	201,454
Series MTN, 2.20%, 8/16/2023	549,000	532,305
Series MTN, 2.30%, 9/11/2019	600,000	605,826
Series MTN, 2.45%, 11/27/2020	351,000	353,899
Series MTN, 2.45%, 8/17/2026	725,000	689,229
Series MTN, 2.50%, 4/15/2021	492,000	495,990
Series MTN, 2.60%, 8/17/2020	318,000	322,630
Series MTN, 2.60%, 2/7/2022	1,000,000	1,006,300
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b)	2,050,000	2,058,220
Series MTN, 2.80%, 5/4/2026	600,000	586,194
Series MTN, 3.25%, 9/11/2024	250,000	255,030
Series MTN, 3.25%, 5/16/2027	300,000	302,370
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	667,000	678,352
Series MTN, 3.95%, 11/18/2025	300,000	319,116
Series MTN, 4.15%, 2/1/2021	250,000	265,660
Series MTN, 4.60%, 1/15/2020	84,000	89,167
Bank of Nova Scotia:
1.65%, 6/14/2019	781,000	776,322
1.70%, 6/11/2018	550,000	550,688
2.05%, 10/30/2018	610,000	612,464
2.35%, 10/21/2020	456,000	457,742
2.70%, 3/7/2022	1,566,000	1,575,443
2.80%, 7/21/2021	361,000	366,458
4.38%, 1/13/2021	200,000	213,546
4.50%, 12/16/2025	525,000	551,570
Series BKNT, 1.95%, 1/15/2019	600,000	601,170
Series BKNT, 2.05%, 6/5/2019	206,000	206,410
Series BKNT, 2.45%, 3/22/2021	661,000	663,280
Bank One Corp. 7.63%, 10/15/2026	500,000	643,315
Barclays Bank PLC:
5.14%, 10/14/2020	483,000	517,085
Series BKNT, 2.50%, 2/20/2019	200,000	201,246
Series BKNT, 5.13%, 1/8/2020	200,000	213,584
Barclays PLC:
2.75%, 11/8/2019	1,079,000	1,088,430
2.88%, 6/8/2020	1,425,000	1,438,424
3.20%, 8/10/2021	600,000	608,034
3.25%, 1/12/2021	130,000	132,111
3.65%, 3/16/2025	936,000	932,396
3.68%, 1/10/2023	420,000	430,689
4.38%, 9/11/2024	855,000	871,527
4.38%, 1/12/2026	1,590,000	1,650,166
4.84%, 5/9/2028	2,775,000	2,841,655
5.20%, 5/12/2026	950,000	998,802
BB&T Corp.:
5.25%, 11/1/2019	255,000	272,751
Series MTN, 2.05%, 6/19/2018	210,000	210,792
Series MTN, 2.05%, 5/10/2021	590,000	585,280
Series MTN, 2.25%, 2/1/2019	9,000	9,061
Series MTN, 2.45%, 1/15/2020	1,169,000	1,182,069
Series MTN, 2.63%, 6/29/2020	565,000	574,204
Series MTN, 2.75%, 4/1/2022	1,262,000	1,278,595
Series MTN, 3.95%, 3/22/2022	250,000	264,085
Series MTN, 6.85%, 4/30/2019	4,000	4,343
BNP Paribas SA:
2.38%, 5/21/2020	1,348,000	1,358,434
Series BKNT, 5.00%, 1/15/2021	1,313,000	1,434,649
Series MTN, 2.40%, 12/12/2018	485,000	489,050
Series MTN, 2.45%, 3/17/2019	115,000	116,088
Series MTN, 4.25%, 10/15/2024	715,000	744,858
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC Series MTN, 3.25%, 3/3/2023	400,000	411,864
BPCE SA:
2.50%, 12/10/2018	500,000	504,285
4.00%, 4/15/2024	731,000	773,391
Series BKNT, 2.65%, 2/3/2021	431,000	433,366
Series MTN, 2.25%, 1/27/2020	785,000	784,788
Series MTN, 2.50%, 7/15/2019	718,000	724,448
Series MTN, 2.75%, 12/2/2021	750,000	754,395
Series MTN, 3.38%, 12/2/2026	600,000	605,892
Branch Banking & Trust Co.:
2.10%, 1/15/2020	800,000	802,800
2.63%, 1/15/2022	750,000	756,840
3.63%, 9/16/2025	568,000	588,726
Series BKNT, 1.45%, 5/10/2019	805,000	799,381
Series BKNT, 2.30%, 10/15/2018	150,000	150,931
Series BKNT, 2.85%, 4/1/2021	408,000	416,646
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	385,000	381,627
2.55%, 6/16/2022	1,800,000	1,797,642
Capital One Financial Corp.:
2.45%, 4/24/2019	437,000	439,465
2.50%, 5/12/2020	1,093,000	1,097,755
3.05%, 3/9/2022	800,000	806,144
3.20%, 2/5/2025	648,000	634,612
3.50%, 6/15/2023	105,000	107,154
3.75%, 4/24/2024	475,000	486,191
3.75%, 7/28/2026	900,000	877,950
3.75%, 3/9/2027	1,100,000	1,099,538
4.20%, 10/29/2025	1,000,000	1,008,170
4.75%, 7/15/2021	468,000	504,724
Capital One NA/Mclean:
2.25%, 9/13/2021	853,000	837,399
2.35%, 1/31/2020	1,000,000	1,000,710
2.40%, 9/5/2019	405,000	405,992
Series BKNT, 1.85%, 9/13/2019	700,000	693,917
Series BKNT, 2.95%, 7/23/2021	870,000	876,325
Citibank NA:
2.00%, 3/20/2019	800,000	802,824
Series BKNT, 2.10%, 6/12/2020	4,750,000	4,753,705
Citigroup, Inc.:
2.05%, 12/7/2018	904,000	905,248
2.05%, 6/7/2019	450,000	450,225
2.35%, 8/2/2021	853,000	845,084
2.40%, 2/18/2020	918,000	923,003
2.45%, 1/10/2020	1,188,000	1,194,938
2.50%, 9/26/2018	1,207,000	1,215,232
2.50%, 7/29/2019	852,000	859,199

See accompanying notes to financial statements.

88

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
2.55%, 4/8/2019	$1,800,000	$1,816,866
2.65%, 10/26/2020	1,334,000	1,346,526
2.70%, 3/30/2021	1,156,000	1,163,445
2.75%, 4/25/2022	2,650,000	2,650,026
2.90%, 12/8/2021	1,391,000	1,403,491
3.20%, 10/21/2026	1,900,000	1,848,244
3.30%, 4/27/2025	616,000	615,464
3.38%, 3/1/2023	262,000	267,803
3.40%, 5/1/2026	925,000	915,389
3.50%, 5/15/2023	935,000	949,605
3.70%, 1/12/2026	1,775,000	1,799,104
3.75%, 6/16/2024	579,000	598,072
3.88%, 10/25/2023	857,000	894,348
3.88%, 3/26/2025	700,000	704,711
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	1,640,000	1,670,963
4.00%, 8/5/2024	812,000	834,817
4.05%, 7/30/2022	645,000	673,780
4.40%, 6/10/2025	1,110,000	1,156,420
4.50%, 1/14/2022	1,130,000	1,212,705
4.60%, 3/9/2026	825,000	865,112
5.38%, 8/9/2020	512,000	557,240
5.50%, 9/13/2025	915,000	1,018,459
8.50%, 5/22/2019	111,000	123,878
Citizens Bank NA/Providence:
2.20%, 5/26/2020	2,470,000	2,465,480
2.25%, 3/2/2020	765,000	764,579
2.65%, 5/26/2022	1,505,000	1,497,520
Series BKNT, 2.30%, 12/3/2018	250,000	250,670
Series BKNT, 2.50%, 3/14/2019	250,000	251,755
Series MTN, 2.45%, 12/4/2019	350,000	352,184
Series MTN, 2.55%, 5/13/2021	350,000	350,059
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	210,000	208,249
4.30%, 12/3/2025	410,000	427,954
Comerica Bank:
Series BKNT, 2.50%, 6/2/2020	100,000	100,246
Series BKNT, 4.00%, 7/27/2025	250,000	258,490
Comerica, Inc. 2.13%, 5/23/2019	300,000	299,745
Commonwealth Bank of Australia:
1.75%, 11/2/2018	308,000	307,766
2.25%, 3/13/2019	549,000	552,201
2.30%, 9/6/2019	775,000	780,177
Series GMTN, 2.55%, 3/15/2021	720,000	722,700
Series GMTN, 2.05%, 3/15/2019	350,000	350,763
Series GMTN, 2.30%, 3/12/2020	613,000	615,421
Series GMTN, 2.40%, 11/2/2020	500,000	501,455
Compass Bank:
Series BKNT, 2.75%, 9/29/2019	300,000	302,340
Series BKNT, 2.88%, 6/29/2022	2,500,000	2,493,800
Series BKNT, 3.88%, 4/10/2025	250,000	249,063
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.95%, 11/9/2022	2,179,000	2,277,687
Cooperatieve Rabobank UA:
2.25%, 1/14/2019	925,000	931,013
2.75%, 1/10/2022	415,000	421,142
3.75%, 7/21/2026	490,000	491,098
3.88%, 2/8/2022	1,541,000	1,635,571
4.38%, 8/4/2025	779,000	816,306
4.50%, 1/11/2021	575,000	618,206
4.63%, 12/1/2023	1,003,000	1,081,154
Series BKTN, 1.38%, 8/9/2019	450,000	445,055
Series GMTN, 2.50%, 1/19/2021	1,394,000	1,403,298
Series MTN, 2.25%, 1/14/2020	530,000	532,676
Series MTN, 3.38%, 5/21/2025	465,000	478,550
Credit Suisse AG:
3.00%, 10/29/2021	1,208,000	1,231,157
5.30%, 8/13/2019	370,000	395,042
5.40%, 1/14/2020	679,000	727,915
Series GMTN, 2.30%, 5/28/2019	1,350,000	1,358,681
Series MTN, 3.63%, 9/9/2024	1,600,000	1,649,808
Series MTN, 4.38%, 8/5/2020	961,000	1,019,534
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	1,257,000	1,266,302
3.13%, 12/10/2020	1,850,000	1,883,429
3.45%, 4/16/2021	573,000	587,995
3.75%, 3/26/2025	850,000	857,956
3.80%, 9/15/2022	1,875,000	1,947,469
3.80%, 6/9/2023	1,025,000	1,055,401
4.55%, 4/17/2026	1,120,000	1,188,690
Deutsche Bank AG:
2.50%, 2/13/2019	913,000	916,305
2.95%, 8/20/2020	620,000	623,360
3.70%, 5/30/2024	789,000	788,779
Series 1254, 4.10%, 1/13/2026	525,000	532,896
Series GMTN, 3.38%, 5/12/2021	850,000	861,212
Series GMTN, 2.85%, 5/10/2019	2,146,000	2,168,726
Series GMTN, 3.13%, 1/13/2021	503,000	505,731
Discover Bank:
2.60%, 11/13/2018	618,000	623,043
3.45%, 7/27/2026	543,000	526,808
4.20%, 8/8/2023	300,000	315,261
Series BKNT, 3.10%, 6/4/2020	570,000	580,762
Series BKNT, 3.20%, 8/9/2021	489,000	498,320
Series BKNT, 4.25%, 3/13/2026	500,000	515,080
Fifth Third Bancorp:
2.30%, 3/1/2019	262,000	263,210
2.60%, 6/15/2022	1,500,000	1,496,310
2.88%, 7/27/2020	1,010,000	1,028,453
3.50%, 3/15/2022	537,000	555,988
4.30%, 1/16/2024	365,000	383,954
4.50%, 6/1/2018	12,000	12,286
Fifth Third Bank:
2.25%, 6/14/2021	605,000	602,634
Series BKNT, 1.63%, 9/27/2019	975,000	965,201
Series BKNT, 2.30%, 3/15/2019	215,000	216,150
Series BKNT, 2.38%, 4/25/2019	206,000	207,388
Series BKNT, 2.88%, 10/1/2021	200,000	203,634
Series BKNT, 3.85%, 3/15/2026	620,000	630,993
First Horizon National Corp. 3.50%, 12/15/2020	163,000	166,920
First Republic Bank:
2.38%, 6/17/2019	30,000	30,165
2.50%, 6/6/2022	1,750,000	1,741,775
First Tennessee Bank NA Series BKNT, 2.95%, 12/1/2019	100,000	101,126

See accompanying notes to financial statements.

89

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	$465,000	$464,847
2.30%, 12/13/2019	2,009,000	2,014,705
2.35%, 11/15/2021	1,260,000	1,243,179
2.55%, 10/23/2019	1,899,000	1,917,819
2.60%, 4/23/2020	808,000	815,183
2.60%, 12/27/2020	2,125,000	2,139,535
2.63%, 1/31/2019	1,395,000	1,408,490
2.63%, 4/25/2021	930,000	932,027
2.75%, 9/15/2020	1,098,000	1,110,923
2.88%, 2/25/2021	801,000	809,755
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	3,150,000	3,151,985
3.00%, 4/26/2022	1,880,000	1,894,269
3.50%, 1/23/2025	1,565,000	1,581,761
3.50%, 11/16/2026	1,330,000	1,320,424
3.63%, 1/22/2023	1,226,000	1,264,938
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	3,350,000	3,371,641
3.75%, 5/22/2025	634,000	647,923
3.75%, 2/25/2026	865,000	880,094
3.85%, 1/26/2027	1,675,000	1,705,066
4.00%, 3/3/2024	1,516,000	1,585,524
4.25%, 10/21/2025	1,208,000	1,247,864
5.25%, 7/27/2021	2,036,000	2,232,861
5.75%, 1/24/2022	2,820,000	3,174,559
Series D, 6.00%, 6/15/2020	1,719,000	1,896,865
Series GMTN, 5.38%, 3/15/2020	2,373,000	2,559,613
Series GMTN, 7.50%, 2/15/2019	2,297,000	2,492,704
Series MTN, 3.85%, 7/8/2024	1,270,000	1,317,943
HSBC Bank USA NA Series BKNT, 4.88%, 8/24/2020	393,000	421,956
HSBC Holdings PLC:
2.65%, 1/5/2022	2,795,000	2,788,432
2.95%, 5/25/2021	2,070,000	2,095,337
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	2,400,000	2,448,312
3.40%, 3/8/2021	1,646,000	1,690,705
3.60%, 5/25/2023	350,000	361,256
3.90%, 5/25/2026	1,410,000	1,454,852
4.00%, 3/30/2022	904,000	952,518
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	750,000	777,202
4.25%, 3/14/2024	1,079,000	1,115,772
4.25%, 8/18/2025	650,000	667,550
4.30%, 3/8/2026	2,125,000	2,255,496
4.38%, 11/23/2026	1,090,000	1,130,156
4.88%, 1/14/2022	408,000	444,536
5.10%, 4/5/2021	849,000	922,617
HSBC USA, Inc.:
2.00%, 8/7/2018	300,000	300,684
2.25%, 6/23/2019	403,000	404,975
2.35%, 3/5/2020	965,000	970,684
2.38%, 11/13/2019	1,420,000	1,430,792
2.63%, 9/24/2018	550,000	555,132
2.75%, 8/7/2020	1,090,000	1,107,941
3.50%, 6/23/2024	200,000	206,048
5.00%, 9/27/2020	300,000	323,040
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	1,237,000	1,216,169
2.60%, 8/2/2018	250,000	251,715
3.15%, 3/14/2021	412,000	420,421
7.00%, 12/15/2020	25,000	28,493
Huntington National Bank:
2.20%, 11/6/2018	752,000	754,211
2.20%, 4/1/2019	150,000	150,390
2.38%, 3/10/2020	370,000	371,665
2.40%, 4/1/2020	500,000	502,890
2.88%, 8/20/2020	250,000	254,120
ING Groep NV 3.15%, 3/29/2022	1,000,000	1,018,930
Intesa Sanpaolo SpA:
5.25%, 1/12/2024	545,000	602,203
Series MTN, 3.88%, 1/15/2019	1,200,000	1,228,524
JPMorgan Chase & Co.:
1.85%, 3/22/2019	550,000	549,499
2.20%, 10/22/2019	1,134,000	1,137,980
2.25%, 1/23/2020	1,947,000	1,952,802
2.35%, 1/28/2019	774,000	779,797
2.40%, 6/7/2021	666,000	664,834
2.55%, 10/29/2020	3,315,000	3,341,719
2.55%, 3/1/2021	1,244,000	1,249,523
2.70%, 5/18/2023	745,000	736,768
2.75%, 6/23/2020	876,000	890,673
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	3,068,000	3,074,504
2.95%, 10/1/2026	1,300,000	1,254,630
2.97%, 1/15/2023	1,100,000	1,110,725
3.13%, 1/23/2025	1,702,000	1,691,788
3.20%, 1/25/2023	1,387,000	1,414,088
3.20%, 6/15/2026	700,000	691,068
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	3,765,000	3,775,504
3.25%, 9/23/2022	1,638,000	1,679,998
3.30%, 4/1/2026	1,300,000	1,291,160
3.38%, 5/1/2023	900,000	912,780
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	1,750,000	1,760,885
3.63%, 5/13/2024	1,401,000	1,444,613
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	1,295,000	1,324,604
3.88%, 2/1/2024	1,909,000	2,000,861
3.88%, 9/10/2024	1,501,000	1,550,308
3.90%, 7/15/2025	1,583,000	1,647,270
4.13%, 12/15/2026	1,300,000	1,345,409
4.25%, 10/15/2020	1,650,000	1,750,402
4.35%, 8/15/2021	932,000	996,616
4.40%, 7/22/2020	1,283,000	1,364,740
4.50%, 1/24/2022	2,014,000	2,180,135
4.63%, 5/10/2021	856,000	922,254
4.95%, 3/25/2020	279,000	299,188
6.30%, 4/23/2019	1,411,000	1,518,532
Series MTN, 2.30%, 8/15/2021	1,169,000	1,162,173
JPMorgan Chase Bank NA:
1.45%, 9/21/2018	320,000	319,021
1.65%, 9/23/2019	480,000	477,298
KeyBank NA:
Series BKNT, 1.60%, 8/22/2019	425,000	421,405

See accompanying notes to financial statements.

90

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series BKNT, 2.25%, 3/16/2020	$548,000	$550,137
Series BKNT, 2.35%, 3/8/2019	486,000	489,067
Series BKNT, 2.40%, 6/9/2022	2,860,000	2,850,419
Series BKNT, 2.50%, 12/15/2019	300,000	303,234
Series BKNT, 2.50%, 11/22/2021	250,000	250,455
Series BKNT, 3.18%, 10/15/2027	250,000	254,315
Series MTN, 3.40%, 5/20/2026	300,000	297,603
KeyCorp.:
Series MTN, 2.30%, 12/13/2018	632,000	635,128
Series MTN, 2.90%, 9/15/2020	790,000	804,291
Series MTN, 5.10%, 3/24/2021	1,230,000	1,343,947
Lloyds Bank PLC:
2.30%, 11/27/2018	500,000	503,075
2.70%, 8/17/2020	850,000	861,696
6.38%, 1/21/2021	400,000	452,304
Lloyds Banking Group PLC:
3.00%, 1/11/2022	815,000	821,259
3.10%, 7/6/2021	480,000	487,450
3.75%, 1/11/2027	1,345,000	1,353,662
4.50%, 11/4/2024	505,000	525,745
4.58%, 12/10/2025	493,000	510,990
4.65%, 3/24/2026	1,087,000	1,132,480
Manufacturers & Traders Trust Co.:
2.90%, 2/6/2025	385,000	381,443
Series BKNT, 2.10%, 2/6/2020	350,000	350,273
Series BKNT, 2.25%, 7/25/2019	100,000	100,617
Series BKNT, 2.30%, 1/30/2019	600,000	604,326
Series BKNT, 2.50%, 5/18/2022	2,000,000	1,996,020
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,493,000	1,470,247
2.53%, 9/13/2023	200,000	195,928
2.76%, 9/13/2026	505,000	485,113
2.95%, 3/1/2021	1,318,000	1,339,101
3.00%, 2/22/2022	900,000	913,518
3.68%, 2/22/2027	700,000	723,338
3.85%, 3/1/2026	1,135,000	1,185,439
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	688,000	676,270
2.84%, 9/13/2026	490,000	473,531
2.95%, 2/28/2022	650,000	655,038
3.66%, 2/28/2027	500,000	515,845
Morgan Stanley:
2.50%, 1/24/2019	1,594,000	1,607,150
2.65%, 1/27/2020	1,514,000	1,529,170
2.75%, 5/19/2022	4,695,000	4,692,840
2.80%, 6/16/2020	2,044,000	2,073,086
3.63%, 1/20/2027	2,150,000	2,166,964
3.95%, 4/23/2027	100,000	100,863
4.88%, 11/1/2022	949,000	1,029,684
5.00%, 11/24/2025	931,000	1,010,405
5.75%, 1/25/2021	1,835,000	2,030,684
Series F, 3.88%, 4/29/2024	2,325,000	2,415,931
Series GMTN, 2.38%, 7/23/2019	615,000	619,084
Series GMTN, 2.45%, 2/1/2019	1,122,000	1,129,933
Series GMTN, 2.50%, 4/21/2021	1,253,000	1,250,958
Series GMTN, 3.70%, 10/23/2024	1,697,000	1,741,241
Series GMTN, 3.75%, 2/25/2023	979,000	1,018,317
Series GMTN, 3.88%, 1/27/2026	1,615,000	1,660,963
Series GMTN, 4.00%, 7/23/2025	1,640,000	1,711,537
Series GMTN, 4.35%, 9/8/2026	992,000	1,030,490
Series GMTN, 5.50%, 1/26/2020	952,000	1,027,170
Series GMTN, 5.50%, 7/24/2020	989,000	1,079,266
Series GMTN, 5.50%, 7/28/2021	1,168,000	1,294,156
Series GMTN, 7.30%, 5/13/2019	1,404,000	1,535,555
Series MTN, 2.20%, 12/7/2018	48,000	48,206
Series MTN, 2.63%, 11/17/2021	1,785,000	1,780,948
Series MTN, 3.13%, 7/27/2026	1,686,000	1,636,937
Series MTN, 4.10%, 5/22/2023	923,000	961,904
Series MTN, 5.63%, 9/23/2019	2,734,000	2,936,726
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	438,000	438,469
MUFG Union Bank NA:
2.25%, 5/6/2019	10,000	10,036
2.63%, 9/26/2018	1,083,000	1,091,740
National Australia Bank, Ltd.:
1.38%, 7/12/2019	600,000	592,638
1.88%, 7/12/2021	600,000	586,812
2.25%, 1/10/2020	1,050,000	1,053,003
2.50%, 7/12/2026	500,000	471,795
2.80%, 1/10/2022	550,000	556,594
3.00%, 1/20/2023	345,000	348,643
3.38%, 1/14/2026	250,000	253,228
Series GMTN, 2.00%, 1/14/2019	640,000	641,171
Series GMTN, 2.50%, 5/22/2022	1,400,000	1,392,314
Series GMTN, 2.63%, 7/23/2020	540,000	545,951
Series GMTN, 2.63%, 1/14/2021	475,000	478,548
Series MTN, 2.13%, 5/22/2020	2,000,000	1,998,800
National Bank of Canada:
2.15%, 6/12/2020	3,510,000	3,502,594
Series BKNT, 2.10%, 12/14/2018	551,000	552,378
National City Corp. 6.88%, 5/15/2019	100,000	108,708
Northern Trust Corp.:
2.38%, 8/2/2022	32,000	31,938
3.38%, 8/23/2021	165,000	171,879
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	937,000	936,204
3.45%, 11/4/2020	100,000	104,189
3.95%, 10/30/2025	280,000	296,730
PNC Bank NA:
1.80%, 11/5/2018	634,000	634,640
2.95%, 2/23/2025	550,000	549,092
3.30%, 10/30/2024	200,000	204,564
3.80%, 7/25/2023	250,000	263,010
Series BKNT, 1.45%, 7/29/2019	574,000	568,547
Series BKNT, 1.70%, 12/7/2018	625,000	624,006
Series BKNT, 1.95%, 3/4/2019	750,000	750,765
Series BKNT, 2.00%, 5/19/2020	1,750,000	1,746,588
Series BKNT, 2.20%, 1/28/2019	150,000	150,741
Series BKNT, 2.25%, 7/2/2019	415,000	418,025
Series BKNT, 2.30%, 6/1/2020	250,000	251,335
Series BKNT, 2.45%, 11/5/2020	505,000	508,490
Series BKNT, 2.55%, 12/9/2021	465,000	467,460
Series BKNT, 2.63%, 2/17/2022	1,100,000	1,108,140
Series BKNT, 2.70%, 11/1/2022	243,000	242,594
Series BKNT, 2.95%, 1/30/2023	230,000	232,054
Series MTN, 2.40%, 10/18/2019	500,000	504,365
Series MTN, 2.15%, 4/29/2021	700,000	695,863

See accompanying notes to financial statements.

91

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series MTN, 2.60%, 7/21/2020	$935,000	$946,753
Series MTN, 3.25%, 6/1/2025	370,000	375,417
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (c)	33,000	33,335
3.15%, 5/19/2027	1,500,000	1,495,110
3.30%, 3/8/2022	478,000	495,461
3.90%, 4/29/2024	600,000	627,444
4.38%, 8/11/2020	363,000	385,891
5.13%, 2/8/2020	345,000	370,751
6.70%, 6/10/2019	261,000	283,754
RBC USA Holdco Corp. 5.25%, 9/15/2020	250,000	271,643
Regions Bank Series BKNT, 2.25%, 9/14/2018	250,000	251,008
Regions Financial Corp. 3.20%, 2/8/2021	483,000	494,090
Royal Bank of Canada:
1.50%, 7/29/2019	625,000	619,487
2.00%, 12/10/2018	853,000	855,678
Series GMTN, 2.13%, 3/2/2020	966,000	967,246
Series GMTN, 2.50%, 1/19/2021	495,000	498,534
Series GMTN, 2.75%, 2/1/2022	1,000,000	1,016,020
Series GMTN, 1.63%, 4/15/2019	918,000	913,346
Series GMTN, 1.80%, 7/30/2018	667,000	667,794
Series GMTN, 2.15%, 3/15/2019	825,000	828,910
Series GMTN, 2.15%, 3/6/2020	488,000	488,908
Series GMTN, 2.20%, 7/27/2018	1,070,000	1,076,559
Series GMTN, 4.65%, 1/27/2026	5,000	5,364
Series MTN, 2.35%, 10/30/2020	692,000	694,996
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	2,850,000	2,869,751
3.88%, 9/12/2023	1,250,000	1,276,275
4.80%, 4/5/2026	1,100,000	1,169,762
Santander Holdings USA, Inc.:
2.65%, 4/17/2020	250,000	249,305
2.70%, 5/24/2019	550,000	554,120
3.45%, 8/27/2018	462,000	468,112
3.70%, 3/28/2022 (d)	600,000	606,762
4.50%, 7/17/2025	176,000	181,185
Santander Issuances SAU 5.18%, 11/19/2025	1,263,000	1,354,997
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	668,000	677,205
2.88%, 8/5/2021	1,150,000	1,151,495
3.13%, 1/8/2021	746,000	757,183
3.57%, 1/10/2023	945,000	963,220
Santander UK PLC:
2.35%, 9/10/2019	300,000	301,731
2.38%, 3/16/2020	828,000	831,966
2.50%, 3/14/2019	525,000	529,384
3.05%, 8/23/2018	549,000	556,379
4.00%, 3/13/2024	457,000	482,423
Skandinaviska Enskilda Banken AB:
1.50%, 9/13/2019	505,000	499,324
1.88%, 9/13/2021	465,000	454,607
2.30%, 3/11/2020	250,000	250,995
2.63%, 3/15/2021	671,000	676,200
2.80%, 3/11/2022	500,000	505,980
Societe Generale SA 2.63%, 10/1/2018	260,000	262,821
Sumitomo Mitsui Banking Corp.:
1.97%, 1/11/2019	545,000	544,755
2.05%, 1/18/2019	250,000	250,180
2.45%, 1/10/2019	158,000	159,152
2.45%, 1/16/2020	2,408,000	2,423,941
3.00%, 1/18/2023	250,000	253,180
3.20%, 7/18/2022	485,000	497,489
3.95%, 7/19/2023	15,000	15,924
3.95%, 1/10/2024	300,000	318,354
Series GMTN, 2.25%, 7/11/2019	550,000	552,392
Series GMTN, 2.45%, 10/20/2020	258,000	258,580
Series GMTN, 2.65%, 7/23/2020	350,000	353,990
Series GMTN, 3.40%, 7/11/2024	400,000	410,960
Series GMTN, 3.65%, 7/23/2025	250,000	260,507
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	894,000	879,034
2.44%, 10/19/2021	1,800,000	1,791,468
2.63%, 7/14/2026	1,656,000	1,576,694
2.85%, 1/11/2022 (a)	850,000	859,070
2.93%, 3/9/2021	910,000	923,568
3.45%, 1/11/2027	450,000	456,669
3.78%, 3/9/2026	1,114,000	1,157,780
SunTrust Bank:
2.25%, 1/31/2020	550,000	551,799
3.30%, 5/15/2026	50,000	48,918
Series BKNT, 2.75%, 5/1/2023	250,000	249,317
SunTrust Banks, Inc.:
2.50%, 5/1/2019	458,000	461,884
2.70%, 1/27/2022	607,000	608,633
2.90%, 3/3/2021	577,000	586,359
SVB Financial Group 3.50%, 1/29/2025	720,000	708,365
Svenska Handelsbanken AB:
2.50%, 1/25/2019	700,000	707,378
Series BKNT, 1.50%, 9/6/2019	600,000	594,006
Series BKNT, 1.88%, 9/7/2021	540,000	528,368
Series BKNT, 2.45%, 3/30/2021	415,000	416,838
Series GMTN, 2.40%, 10/1/2020	665,000	669,023
Series MTN, 2.25%, 6/17/2019	950,000	956,317
Synchrony Bank 3.00%, 6/15/2022	510,000	507,956
Toronto-Dominion Bank:
1.45%, 8/13/2019	350,000	346,584
1.80%, 7/13/2021	1,030,000	1,009,256
Series BKNT, 2.13%, 7/2/2019	986,000	990,703
Series GMTN, 1.45%, 9/6/2018	551,000	549,512
Series GMTN, 2.50%, 12/14/2020	850,000	858,738
Series MTN, 1.95%, 1/22/2019	1,016,000	1,019,058
Series MTN, 2.13%, 4/7/2021	650,000	646,704
Series MTN, 2.25%, 11/5/2019	746,000	750,782
Series MTN, 2.63%, 9/10/2018	1,028,000	1,039,061
UBS AG:
Series GMTN, 2.35%, 3/26/2020	1,125,000	1,131,930
Series GMTN, 2.38%, 8/14/2019	1,832,000	1,848,030
US Bancorp:
(Series X), 3.15%, 4/27/2027	1,125,000	1,123,256
Series MTN, 1.95%, 11/15/2018	587,000	589,976
Series MTN, 2.20%, 4/25/2019	417,000	420,436

See accompanying notes to financial statements.

92

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series MTN, 2.35%, 1/29/2021	$534,000	$536,531
Series MTN, 2.95%, 7/15/2022	642,000	652,811
Series MTN, 3.00%, 3/15/2022	354,000	363,073
Series MTN, 3.10%, 4/27/2026	700,000	692,321
Series MTN, 3.60%, 9/11/2024	250,000	259,518
Series MTN, 3.70%, 1/30/2024	550,000	580,343
Series MTN, 4.13%, 5/24/2021	375,000	400,984
Series V, 2.38%, 7/22/2026	650,000	612,846
Series V, 2.63%, 1/24/2022	630,000	636,533
US Bank NA:
2.00%, 1/24/2020	720,000	722,419
Series BKNT, 1.40%, 4/26/2019	710,000	705,818
Series BKNT, 2.13%, 10/28/2019	1,169,000	1,176,961
Series BKNT, 2.80%, 1/27/2025	350,000	346,724
Wachovia Corp. 7.57%, 8/1/2026 (c)	100,000	128,111
Wells Fargo & Co.:
2.10%, 7/26/2021	2,175,000	2,145,311
2.13%, 4/22/2019	800,000	803,720
2.15%, 1/15/2019	855,000	858,984
2.50%, 3/4/2021	1,500,000	1,505,115
3.00%, 4/22/2026	2,000,000	1,950,960
3.00%, 10/23/2026	1,850,000	1,801,660
3.07%, 1/24/2023	1,600,000	1,619,744
4.13%, 8/15/2023	590,000	623,819
4.48%, 1/16/2024	643,000	687,875
Series GMTN, 2.60%, 7/22/2020	1,456,000	1,473,865
Series M, 3.45%, 2/13/2023	1,179,000	1,204,867
Series MTN, 2.55%, 12/7/2020	999,000	1,007,811
Series MTN, 3.00%, 1/22/2021	739,000	754,608
Series MTN, 3.00%, 2/19/2025	2,742,000	2,703,201
Series MTN, 3.30%, 9/9/2024	1,373,000	1,391,412
Series MTN, 3.50%, 3/8/2022	1,314,000	1,363,919
Series MTN, 3.55%, 9/29/2025	1,974,000	2,007,262
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	2,725,000	2,757,591
Series MTN, 4.10%, 6/3/2026	1,221,000	1,264,455
Series MTN, 4.60%, 4/1/2021	1,271,000	1,368,842
Series N, 2.15%, 1/30/2020	1,295,000	1,297,435
Wells Fargo Bank NA:
1.75%, 5/24/2019	1,165,000	1,162,728
Series MTN, 1.80%, 11/28/2018	700,000	700,147
Series MTN, 2.15%, 12/6/2019	1,250,000	1,254,500
Westpac Banking Corp.:
1.60%, 8/19/2019	875,000	867,711
1.65%, 5/13/2019	419,000	416,733
1.95%, 11/23/2018	300,000	300,489
2.00%, 8/19/2021	750,000	737,475
2.10%, 5/13/2021	652,000	645,147
2.15%, 3/6/2020	950,000	951,748
2.25%, 1/17/2019	252,000	253,389
2.30%, 5/26/2020	914,000	916,888
2.50%, 6/28/2022 (a)	4,500,000	4,482,450
2.60%, 11/23/2020	1,325,000	1,338,329
2.70%, 8/19/2026	506,000	485,522
2.80%, 1/11/2022	650,000	658,899
2.85%, 5/13/2026	147,000	142,811
3.35%, 3/8/2027	334,000	336,024
4.88%, 11/19/2019	1,278,000	1,360,865
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	1,551,000	1,590,923

		560,952,062

BEVERAGES — 2.9%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	3,955,000	3,963,741
2.15%, 2/1/2019	1,281,000	1,288,609
2.63%, 1/17/2023	662,000	658,604
2.65%, 2/1/2021	4,432,000	4,486,824
3.30%, 2/1/2023	3,117,000	3,206,613
3.65%, 2/1/2026	7,174,000	7,389,005
3.70%, 2/1/2024	740,000	774,225
Anheuser-Busch InBev Worldwide, Inc.:
2.20%, 8/1/2018	100,000	100,553
2.50%, 7/15/2022	1,596,000	1,592,952
5.00%, 4/15/2020	676,000	729,303
5.38%, 1/15/2020	1,600,000	1,732,944
6.88%, 11/15/2019	526,000	584,286
7.75%, 1/15/2019	1,415,000	1,536,902
Beam Suntory, Inc. 3.25%, 5/15/2022	250,000	255,740
Coca-Cola Bottling Co. Consolidated 3.80%, 11/25/2025	376,000	385,314
Coca-Cola Co.:
1.38%, 5/30/2019	697,000	694,066
1.55%, 9/1/2021	773,000	757,965
1.65%, 11/1/2018	952,000	954,342
1.88%, 10/27/2020	730,000	728,598
2.20%, 5/25/2022	2,460,000	2,455,916
2.25%, 9/1/2026	751,000	711,355
2.45%, 11/1/2020	789,000	802,318
2.50%, 4/1/2023	461,000	461,687
2.55%, 6/1/2026	200,000	194,058
2.88%, 10/27/2025	832,000	836,476
2.90%, 5/25/2027	500,000	495,520
3.15%, 11/15/2020	420,000	436,401
3.20%, 11/1/2023	863,000	893,231
3.30%, 9/1/2021	922,000	964,347
Coca-Cola European Partners US LLC:
3.50%, 9/15/2020	250,000	259,112
4.50%, 9/1/2021	225,000	240,143
Coca-Cola Femsa SAB de CV:
2.38%, 11/26/2018	450,000	452,597
3.88%, 11/26/2023	200,000	209,872
Constellation Brands, Inc.:
2.70%, 5/9/2022	1,500,000	1,497,688
3.50%, 5/9/2027	725,000	725,892
3.70%, 12/6/2026	250,000	254,710
3.75%, 5/1/2021	250,000	260,347
3.88%, 11/15/2019	200,000	207,479
4.25%, 5/1/2023	486,000	516,200
6.00%, 5/1/2022	300,000	341,219
Diageo Capital PLC:
2.63%, 4/29/2023	577,000	581,351
4.83%, 7/15/2020	475,000	512,473
Diageo Investment Corp. 2.88%, 5/11/2022	508,000	519,796

See accompanying notes to financial statements.

93

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	$225,000	$211,797
3.13%, 12/15/2023	290,000	294,765
3.40%, 11/15/2025	525,000	531,573
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	250,000	248,682
Molson Coors Brewing Co.:
1.45%, 7/15/2019	137,000	135,320
1.90%, 3/15/2019 (d)	550,000	549,373
2.10%, 7/15/2021	825,000	810,810
2.25%, 3/15/2020 (d)	400,000	400,288
3.00%, 7/15/2026	940,000	906,705
3.50%, 5/1/2022	129,000	133,583
PepsiCo, Inc.:
1.35%, 10/4/2019	388,000	384,636
1.50%, 2/22/2019	475,000	473,917
1.55%, 5/2/2019	875,000	874,694
1.70%, 10/6/2021	1,095,000	1,072,881
1.85%, 4/30/2020	100,000	99,873
2.15%, 10/14/2020	632,000	635,988
2.25%, 1/7/2019	1,224,000	1,235,395
2.25%, 5/2/2022	625,000	623,994
2.38%, 10/6/2026	205,000	195,353
2.75%, 3/5/2022	456,000	465,995
2.75%, 3/1/2023	199,000	201,310
2.75%, 4/30/2025	70,000	69,504
2.85%, 2/24/2026	301,000	299,886
3.00%, 8/25/2021	655,000	676,648
3.10%, 7/17/2022	100,000	103,418
3.13%, 11/1/2020	651,000	674,254
3.50%, 7/17/2025	180,000	188,037
3.60%, 3/1/2024	1,304,000	1,375,081
4.50%, 1/15/2020	408,000	434,544
5.00%, 6/1/2018	378,000	390,111

		61,349,189

BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
1.85%, 8/19/2021	616,000	602,855
1.90%, 5/10/2019	1,000,000	1,000,720
2.13%, 5/1/2020	551,000	551,694
2.20%, 5/22/2019	1,604,000	1,613,656
2.20%, 5/11/2020	2,750,000	2,763,558
2.25%, 8/19/2023	197,000	191,297
2.60%, 8/19/2026	850,000	806,888
2.65%, 5/11/2022	1,600,000	1,604,688
2.70%, 5/1/2022	126,000	126,607
3.13%, 5/1/2025	575,000	575,891
3.45%, 10/1/2020	140,000	145,327
3.63%, 5/15/2022	415,000	433,364
3.63%, 5/22/2024	854,000	890,790
3.88%, 11/15/2021	814,000	857,647
4.10%, 6/15/2021	640,000	678,643
4.50%, 3/15/2020	200,000	212,460
5.70%, 2/1/2019	698,000	738,812
6.15%, 6/1/2018	100,000	104,046
Baxalta, Inc. 2.88%, 6/23/2020	1,110,000	1,127,238
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	125,000	133,969
Biogen, Inc.:
2.90%, 9/15/2020	1,250,000	1,275,362
3.63%, 9/15/2022	778,000	814,270
4.05%, 9/15/2025	610,000	644,971
Celgene Corp.:
2.13%, 8/15/2018	1,079,000	1,083,068
2.25%, 5/15/2019	525,000	528,040
2.88%, 8/15/2020	569,000	581,729
3.25%, 8/15/2022	330,000	339,283
3.55%, 8/15/2022	290,000	302,105
3.63%, 5/15/2024	622,000	644,143
3.88%, 8/15/2025	1,920,000	2,008,032
3.95%, 10/15/2020	200,000	210,090
4.00%, 8/15/2023	425,000	451,023
Gilead Sciences, Inc.:
1.85%, 9/4/2018	242,000	242,469
1.95%, 3/1/2022 (a)	260,000	254,855
2.05%, 4/1/2019	450,000	451,426
2.35%, 2/1/2020	257,000	259,161
2.50%, 9/1/2023	385,000	379,129
2.55%, 9/1/2020	860,000	871,834
2.95%, 3/1/2027	240,000	233,042
3.25%, 9/1/2022	1,676,000	1,732,984
3.50%, 2/1/2025	1,093,000	1,122,642
3.65%, 3/1/2026	896,000	921,563
3.70%, 4/1/2024	865,000	902,515
4.40%, 12/1/2021	1,241,000	1,337,550
4.50%, 4/1/2021	816,000	875,870

		33,627,306

CHEMICALS — 1.7%
Agrium, Inc.:
3.15%, 10/1/2022	312,000	318,337
3.38%, 3/15/2025	588,000	589,135
3.50%, 6/1/2023	310,000	317,880
6.75%, 1/15/2019	3,000	3,200
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	15,000	15,118
3.00%, 11/3/2021	50,000	51,539
3.35%, 7/31/2024	500,000	517,140
4.38%, 8/21/2019	100,000	105,198
Airgas, Inc.:
3.05%, 8/1/2020	600,000	614,928
3.65%, 7/15/2024	300,000	313,380
Albemarle Corp. 4.15%, 12/1/2024	100,000	105,265
Braskem Finance, Ltd. 6.45%, 2/3/2024	100,000	107,558
Cabot Corp. 3.70%, 7/15/2022	200,000	206,624
Celanese US Holdings LLC:
4.63%, 11/15/2022	230,000	247,996
5.88%, 6/15/2021	248,000	278,121
Cytec Industries, Inc. 3.50%, 4/1/2023	125,000	125,283
Dow Chemical Co.:
3.00%, 11/15/2022	692,000	705,058
3.50%, 10/1/2024	525,000	540,750
4.13%, 11/15/2021	870,000	924,941
4.25%, 11/15/2020	917,000	972,974
8.55%, 5/15/2019	1,260,000	1,411,250

See accompanying notes to financial statements.

94

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Eastman Chemical Co.:
2.70%, 1/15/2020	$740,000	$749,442
3.60%, 8/15/2022	434,000	450,227
3.80%, 3/15/2025	350,000	360,000
Ecolab, Inc.:
2.00%, 1/14/2019	325,000	326,274
3.25%, 1/14/2023	400,000	411,056
4.35%, 12/8/2021	515,000	558,301
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	750,000	752,798
2.80%, 2/15/2023	75,000	75,404
3.63%, 1/15/2021	750,000	784,650
4.25%, 4/1/2021	50,000	53,392
4.63%, 1/15/2020	291,000	308,966
5.75%, 3/15/2019	50,000	53,130
6.00%, 7/15/2018	2,130,000	2,224,104
FMC Corp. 4.10%, 2/1/2024	250,000	258,083
HB Fuller Co. 4.00%, 2/15/2027	275,000	281,168
International Flavors & Fragrances, Inc. 3.20%, 5/1/2023	50,000	50,747
Lubrizol Corp. 8.88%, 2/1/2019	151,000	166,529
LYB International Finance B.V. 4.00%, 7/15/2023	394,000	416,824
LYB International Finance II B.V. 3.50%, 3/2/2027	818,000	806,761
LyondellBasell Industries NV:
5.00%, 4/15/2019	855,000	893,808
5.75%, 4/15/2024	10,000	11,456
6.00%, 11/15/2021	700,000	791,966
Methanex Corp.:
3.25%, 12/15/2019	100,000	100,591
4.25%, 12/1/2024	500,000	488,140
Monsanto Co.:
2.13%, 7/15/2019	603,000	604,266
2.75%, 7/15/2021	175,000	176,558
2.85%, 4/15/2025 (a)	460,000	444,705
3.38%, 7/15/2024	495,000	502,207
Mosaic Co.:
3.75%, 11/15/2021	250,000	259,717
4.25%, 11/15/2023	483,000	508,280
NewMarket Corp. 4.10%, 12/15/2022	50,000	51,574
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	48,559
3.63%, 3/15/2024	447,000	454,483
4.00%, 12/15/2026	1,000,000	1,030,400
4.88%, 3/30/2020	195,000	206,460
6.50%, 5/15/2019	150,000	161,361
PPG Industries, Inc.:
2.30%, 11/15/2019	200,000	201,130
3.60%, 11/15/2020	200,000	208,182
Praxair, Inc.:
2.20%, 8/15/2022	195,000	192,640
2.25%, 9/24/2020	117,000	117,779
2.45%, 2/15/2022	750,000	752,085
2.65%, 2/5/2025	115,000	113,667
2.70%, 2/21/2023	150,000	150,571
3.00%, 9/1/2021	18,000	18,502
3.20%, 1/30/2026	450,000	459,572
4.05%, 3/15/2021	100,000	106,389
4.50%, 8/15/2019	334,000	352,250
RPM International, Inc.:
3.45%, 11/15/2022	250,000	256,710
3.75%, 3/15/2027	575,000	584,723
6.13%, 10/15/2019	320,000	347,357
Sherwin-Williams Co.:
2.25%, 5/15/2020	1,355,000	1,357,791
2.75%, 6/1/2022	2,250,000	2,249,842
3.13%, 6/1/2024	1,500,000	1,505,175
4.20%, 1/15/2022 (d)	90,000	95,225
Syngenta Finance NV 3.13%, 3/28/2022	476,000	470,179
Westlake Chemical Corp.:
3.60%, 8/15/2026	706,000	700,310
4.63%, 2/15/2021	180,000	186,174
4.88%, 5/15/2023	457,000	475,682

		35,195,997

COMMERCIAL SERVICES — 0.6%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	462,000	467,415
3.38%, 9/15/2025	585,000	609,184
Block Financial LLC:
4.13%, 10/1/2020	395,000	409,022
5.50%, 11/1/2022 (a)	534,000	578,819
Board of Trustees of The Leland Stanford Junior University 4.75%, 5/1/2019
	250,000	264,123
Catholic Health Initiatives 2.95%, 11/1/2022	420,000	406,022
Ecolab, Inc.:
2.25%, 1/12/2020	15,000	15,097
2.70%, 11/1/2026	530,000	511,636
Equifax, Inc.:
2.30%, 6/1/2021	289,000	286,775
3.30%, 12/15/2022	405,000	413,987
Mastercard, Inc. 3.38%, 4/1/2024	809,000	843,423
Moody’s Corp.:
2.63%, 1/15/2023 (d)	1,900,000	1,892,324
2.75%, 7/15/2019	427,000	433,320
2.75%, 12/15/2021	379,000	381,877
4.50%, 9/1/2022	257,000	277,938
4.88%, 2/15/2024	234,000	257,297
5.50%, 9/1/2020	17,000	18,643
Princeton University 4.95%, 3/1/2019	227,000	239,190
S&P Global, Inc.:
2.50%, 8/15/2018	75,000	75,499
2.95%, 1/22/2027	450,000	432,963
3.30%, 8/14/2020	150,000	153,549
4.00%, 6/15/2025	750,000	786,877
4.40%, 2/15/2026	130,000	139,617
Total System Services, Inc.:
3.75%, 6/1/2023	35,000	36,314
3.80%, 4/1/2021	241,000	250,686
4.80%, 4/1/2026	500,000	544,280
Verisk Analytics, Inc.:
4.00%, 6/15/2025	175,000	180,358
4.13%, 9/12/2022	100,000	105,134

See accompanying notes to financial statements.

95

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.80%, 5/1/2021	$100,000	$111,190
Western Union Co.:
3.60%, 3/15/2022	250,000	254,297
5.25%, 4/1/2020	460,000	492,701

		11,869,557

CONSTRUCTION MATERIALS — 0.3%
CRH America, Inc. 5.75%, 1/15/2021	150,000	165,768
Fortune Brands Home & Security, Inc.:
3.00%, 6/15/2020	100,000	101,382
4.00%, 6/15/2025	100,000	104,132
Johnson Controls International PLC:
3.63%, 7/2/2024 (c)	50,000	51,723
3.75%, 12/1/2021	12,000	12,520
3.90%, 2/14/2026	250,000	262,288
4.25%, 3/1/2021	827,000	877,083
5.00%, 3/30/2020	152,000	162,509
Lennox International, Inc. 3.00%, 11/15/2023	375,000	373,800
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	437,262
4.25%, 7/2/2024	55,000	57,738
Masco Corp.:
3.50%, 4/1/2021	525,000	539,437
4.38%, 4/1/2026	540,000	575,910
4.45%, 4/1/2025	100,000	107,357
5.95%, 3/15/2022	76,000	86,118
7.13%, 3/15/2020	26,000	29,153
Owens Corning:
3.40%, 8/15/2026	330,000	324,987
4.20%, 12/15/2022	257,000	271,140
4.20%, 12/1/2024	150,000	156,722
Vulcan Materials Co.:
3.90%, 4/1/2027	280,000	286,812
4.50%, 4/1/2025	350,000	371,199
7.50%, 6/15/2021	420,000	494,345

		5,849,385

DIVERSIFIED FINANCIAL SERVICES — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	490,000	502,353
3.75%, 5/15/2019	450,000	461,334
3.95%, 2/1/2022	1,335,000	1,390,376
4.25%, 7/1/2020	100,000	104,554
4.50%, 5/15/2021	1,337,000	1,416,430
4.63%, 10/30/2020	1,175,000	1,248,731
5.00%, 10/1/2021	1,265,000	1,368,869
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	324,000	323,174
4.25%, 2/15/2024	100,000	104,458
Air Lease Corp.:
2.13%, 1/15/2020	350,000	348,502
2.63%, 9/4/2018	1,021,000	1,028,586
2.63%, 7/1/2022	3,500,000	3,471,566
3.00%, 9/15/2023	350,000	347,183
3.38%, 1/15/2019	453,000	461,317
3.38%, 6/1/2021	200,000	205,490
3.75%, 2/1/2022	146,000	152,253
3.88%, 4/1/2021	53,000	55,293
4.25%, 9/15/2024	175,000	183,838
4.75%, 3/1/2020 (a)	351,000	372,499
American Express Co.:
2.65%, 12/2/2022	838,000	838,670
3.63%, 12/5/2024	527,000	538,673
8.13%, 5/20/2019	305,000	338,904
American Express Credit Corp.:
2.13%, 3/18/2019	733,000	736,159
Series F, 2.60%, 9/14/2020	742,000	752,277
Series GMTN, 2.25%, 8/15/2019	700,000	705,488
Series MTN, 1.70%, 10/30/2019	429,000	426,435
Series MTN, 1.88%, 11/5/2018	250,000	250,292
Series MTN, 1.88%, 5/3/2019	835,000	834,866
Series MTN, 2.20%, 3/3/2020	1,013,000	1,018,541
Series MTN, 2.25%, 5/5/2021	1,349,000	1,346,666
Series MTN, 2.38%, 5/26/2020	839,000	846,014
Series MTN, 2.70%, 3/3/2022	850,000	857,599
Series MTN, 3.30%, 5/3/2027	1,490,000	1,488,093
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	750,000	727,230
3.70%, 10/15/2024	150,000	156,498
4.00%, 10/15/2023	197,000	210,400
5.30%, 3/15/2020	367,000	396,738
7.30%, 6/28/2019	300,000	330,411
Associates Corp. of North America 6.95%, 11/1/2018	30,000	31,815
Bear Stearns Cos. LLC 4.65%, 7/2/2018	558,000	573,512
BlackRock, Inc.:
3.20%, 3/15/2027	416,000	421,787
3.38%, 6/1/2022	307,000	319,780
3.50%, 3/18/2024	395,000	415,224
4.25%, 5/24/2021	593,000	635,832
Series 2, 5.00%, 12/10/2019	503,000	540,277
Brookfield Finance LLC 4.00%, 4/1/2024	400,000	409,608
Brookfield Finance, Inc. 4.25%, 6/2/2026	475,000	487,611
Capital One Bank USA NA:
3.38%, 2/15/2023	875,000	881,842
Series BKNT, 2.15%, 11/21/2018	200,000	200,256
Series BKNT, 2.25%, 2/13/2019	820,000	822,132
Series BKNT, 2.30%, 6/5/2019	200,000	200,426
CBOE Holdings, Inc.:
1.95%, 6/28/2019	2,165,000	2,165,628
3.65%, 1/12/2027	389,000	393,660
Charles Schwab Corp.:
3.00%, 3/10/2025	160,000	159,626
3.20%, 3/2/2027	400,000	401,708
3.45%, 2/13/2026	60,000	61,562
4.45%, 7/22/2020	575,000	613,272
CME Group, Inc.:
3.00%, 9/15/2022	417,000	427,350
3.00%, 3/15/2025	455,000	459,186
Discover Financial Services:
3.75%, 3/4/2025	40,000	39,545
3.85%, 11/21/2022	387,000	396,830

See accompanying notes to financial statements.

96

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.95%, 11/6/2024	$220,000	$223,315
4.10%, 2/9/2027	660,000	662,831
5.20%, 4/27/2022	275,000	298,348
E*TRADE Financial Corp.:
4.63%, 9/15/2023	100,000	103,834
5.38%, 11/15/2022	72,000	75,780
Eaton Vance Corp. 3.50%, 4/6/2027	500,000	504,500
Franklin Resources, Inc.:
2.80%, 9/15/2022	350,000	353,826
2.85%, 3/30/2025	230,000	227,109
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/2020	3,729,000	3,759,429
3.37%, 11/15/2025	1,465,000	1,513,623
General Electric Co.:
5.30%, 2/11/2021	637,000	704,102
Series GMTN, 2.20%, 1/9/2020	1,895,000	1,911,657
Series GMTN, 3.45%, 5/15/2024	48,000	50,401
Series GMTN, 5.50%, 1/8/2020	230,000	250,300
Series GMTN, 2.30%, 1/14/2019	88,000	88,839
Series GMTN, 3.10%, 1/9/2023	652,000	676,078
Series GMTN, 3.15%, 9/7/2022	618,000	640,730
Series GMTN, 4.63%, 1/7/2021	213,000	231,101
Series GMTN, 6.00%, 8/7/2019	516,000	560,484
Series MTN, 4.65%, 10/17/2021	870,000	957,200
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (d)	795,000	805,399
HSBC Finance Corp. 6.68%, 1/15/2021	1,609,000	1,815,242
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	458,000	462,214
2.75%, 12/1/2020	760,000	774,318
3.75%, 12/1/2025	677,000	709,401
4.00%, 10/15/2023	220,000	235,948
International Lease Finance Corp.:
4.63%, 4/15/2021	70,000	74,513
5.88%, 4/1/2019	200,000	212,402
5.88%, 8/15/2022	450,000	508,037
6.25%, 5/15/2019	100,000	107,075
7.13%, 9/1/2018 (d)	665,000	703,184
8.25%, 12/15/2020	94,000	110,848
8.63%, 1/15/2022	57,000	70,221
Invesco Finance PLC:
3.13%, 11/30/2022	222,000	225,901
3.75%, 1/15/2026	103,000	106,678
4.00%, 1/30/2024	215,000	227,741
Janus Capital Group, Inc. 4.88%, 8/1/2025	500,000	537,180
Jefferies Group LLC:
4.85%, 1/15/2027	555,000	580,225
5.13%, 1/20/2023	402,000	437,344
6.88%, 4/15/2021	319,000	363,398
8.50%, 7/15/2019	570,000	637,306
Lazard Group LLC:
3.63%, 3/1/2027	350,000	344,722
3.75%, 2/13/2025	100,000	100,118
4.25%, 11/14/2020	594,000	626,961
Legg Mason, Inc. 4.75%, 3/15/2026	150,000	158,347
MasterCard, Inc. 2.00%, 4/1/2019	184,000	184,968
Mastercard, Inc.:
2.00%, 11/21/2021	370,000	367,195
2.95%, 11/21/2026	550,000	551,408
Nasdaq, Inc.:
3.85%, 6/30/2026	478,000	485,686
4.25%, 6/1/2024	390,000	412,191
5.55%, 1/15/2020	421,000	454,941
National Rural Utilities Cooperative Finance Corp.:
1.65%, 2/8/2019	160,000	159,579
2.00%, 1/27/2020	50,000	50,133
2.15%, 2/1/2019	400,000	402,248
2.30%, 11/15/2019	100,000	100,662
2.30%, 11/1/2020	180,000	180,155
2.35%, 6/15/2020	90,000	90,636
2.40%, 4/25/2022	475,000	477,047
2.70%, 2/15/2023	250,000	250,265
2.85%, 1/27/2025	3,000	2,966
2.95%, 2/7/2024	790,000	794,305
3.05%, 2/15/2022	50,000	51,264
3.05%, 4/25/2027	250,000	248,232
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (b)	225,000	231,561
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	600,000	638,658
10.38%, 11/1/2018	596,000	661,906
Series MTN, 1.50%, 11/1/2019	480,000	475,272
Series MTN, 3.25%, 11/1/2025	200,000	202,478
Nomura Holdings, Inc.:
6.70%, 3/4/2020	754,000	834,346
Series GMTN, 2.75%, 3/19/2019	465,000	468,808
Raymond James Financial, Inc. 3.63%, 9/15/2026	250,000	250,385
Stifel Financial Corp.:
3.50%, 12/1/2020	250,000	254,315
4.25%, 7/18/2024	481,000	487,700
Synchrony Financial:
2.60%, 1/15/2019	593,000	596,007
2.70%, 2/3/2020	400,000	401,896
3.00%, 8/15/2019	562,000	569,615
3.70%, 8/4/2026	485,000	467,593
3.75%, 8/15/2021	100,000	102,747
4.25%, 8/15/2024	314,000	321,071
4.50%, 7/23/2025	877,000	901,653
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	166,000	169,539
3.30%, 4/1/2027	1,010,000	1,007,990
5.60%, 12/1/2019	249,000	269,189
Visa, Inc.:
2.20%, 12/14/2020	1,541,000	1,553,189
2.80%, 12/14/2022	2,259,000	2,300,679
3.15%, 12/14/2025	1,508,000	1,531,344

		82,095,261

ELECTRIC — 4.2%
AEP Transmission Co. LLC 3.10%, 12/1/2026	250,000	248,743
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	29,000	30,294

See accompanying notes to financial statements.

97

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series 17-A, 2.45%, 3/30/2022	$400,000	$400,552
Ameren Corp.:
2.70%, 11/15/2020	280,000	283,318
3.65%, 2/15/2026	225,000	229,052
Ameren Illinois Co. 2.70%, 9/1/2022	150,000	151,014
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	115,000	116,845
Appalachian Power Co. 3.40%, 6/1/2025	150,000	154,059
Arizona Public Service Co.:
3.15%, 5/15/2025	175,000	176,201
8.75%, 3/1/2019	4,000	4,434
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	310,000	292,473
3.35%, 7/1/2023	250,000	257,993
Berkshire Hathaway Energy Co.:
2.00%, 11/15/2018	100,000	100,147
2.40%, 2/1/2020	175,000	176,379
3.50%, 2/1/2025	50,000	51,375
3.75%, 11/15/2023	100,000	105,108
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	752,000	761,987
Black Hills Corp.:
3.95%, 1/15/2026	425,000	435,417
4.25%, 11/30/2023	145,000	153,564
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	15,000	14,755
Series AA, 3.00%, 2/1/2027	300,000	298,656
Series Z, 2.40%, 9/1/2026	475,000	451,041
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	650,000	651,034
CMS Energy Corp.:
3.00%, 5/15/2026	285,000	279,300
5.05%, 3/15/2022	200,000	219,432
8.75%, 6/15/2019	213,000	239,220
Commonwealth Edison Co.:
3.40%, 9/1/2021	100,000	103,979
4.00%, 8/1/2020	96,000	100,903
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027	300,000	303,366
Consolidated Edison Co. of New York, Inc.:
4.45%, 6/15/2020	70,000	74,787
6.65%, 4/1/2019	230,000	248,135
7.13%, 12/1/2018	318,000	340,731
Consolidated Edison, Inc.:
2.00%, 5/15/2021	408,000	401,802
Series A, 2.00%, 3/15/2020	475,000	474,910
Consumers Energy Co.:
2.85%, 5/15/2022	100,000	102,168
3.38%, 8/15/2023	200,000	207,966
5.65%, 4/15/2020	35,000	38,460
6.13%, 3/15/2019	400,000	427,928
Delmarva Power & Light Co. 3.50%, 11/15/2023	283,000	295,421
Dominion Energy, Inc.:
2.50%, 12/1/2019	200,000	201,512
2.58%, 7/1/2020	1,105,000	1,110,569
2.96%, 7/1/2019 (c)	125,000	126,730
3.63%, 12/1/2024	940,000	960,990
3.90%, 10/1/2025	352,000	364,728
4.10%, 4/1/2021 (c)	420,000	440,794
4.45%, 3/15/2021	354,000	378,812
5.20%, 8/15/2019	125,000	132,749
6.40%, 6/15/2018	191,000	199,349
Series A, 1.88%, 1/15/2019	550,000	548,818
Series B, 1.60%, 8/15/2019	578,000	573,041
Series B, 2.75%, 1/15/2022	400,000	401,500
Series B, 2.75%, 9/15/2022	250,000	249,305
Series C, 2.00%, 8/15/2021	200,000	196,064
Series D, 2.85%, 8/15/2026	300,000	286,506
DTE Electric Co.:
3.45%, 10/1/2020	332,000	343,002
3.65%, 3/15/2024 (a)	530,000	558,509
DTE Energy Co.:
1.50%, 10/1/2019	350,000	344,414
2.40%, 12/1/2019	100,000	100,432
2.85%, 10/1/2026	575,000	546,716
3.80%, 3/15/2027	660,000	676,751
Series B, 3.30%, 6/15/2022	100,000	101,956
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	450,000	450,769
2.95%, 12/1/2026	525,000	521,771
3.90%, 6/15/2021	583,000	617,933
Series C, 7.00%, 11/15/2018	27,000	28,857
Duke Energy Corp.:
1.80%, 9/1/2021	370,000	361,024
2.10%, 6/15/2018	550,000	552,062
2.65%, 9/1/2026	874,000	830,772
3.05%, 8/15/2022	854,000	870,935
3.55%, 9/15/2021	280,000	291,612
3.75%, 4/15/2024	529,000	552,345
3.95%, 10/15/2023	273,000	288,744
5.05%, 9/15/2019	590,000	626,757
Duke Energy Florida LLC:
3.10%, 8/15/2021	210,000	216,241
3.20%, 1/15/2027	725,000	734,570
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	243,502
Duke Energy Indiana LLC 3.75%, 7/15/2020	304,000	318,340
Duke Energy Ohio, Inc.:
3.80%, 9/1/2023 (a)	50,000	53,045
5.45%, 4/1/2019	250,000	265,090
Duke Energy Progress LLC:
2.80%, 5/15/2022	60,000	61,157
3.25%, 8/15/2025	200,000	204,272
5.30%, 1/15/2019	100,000	105,532
Edison International:
2.13%, 4/15/2020	489,000	489,161
2.95%, 3/15/2023	350,000	352,159
Emera US Finance L.P.:
2.15%, 6/15/2019	525,000	524,580
2.70%, 6/15/2021	250,000	250,417
3.55%, 6/15/2026	470,000	471,748

See accompanying notes to financial statements.

98

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Enel Americas SA 4.00%, 10/25/2026	$335,000	$337,345
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	52,123
Entergy Arkansas, Inc.:
3.50%, 4/1/2026	489,000	505,039
3.70%, 6/1/2024	300,000	313,635
3.75%, 2/15/2021	200,000	208,616
Entergy Corp.:
2.95%, 9/1/2026	512,000	491,525
4.00%, 7/15/2022	150,000	158,469
5.13%, 9/15/2020	380,000	407,706
Entergy Louisiana LLC:
2.40%, 10/1/2026	900,000	847,125
4.05%, 9/1/2023	200,000	213,580
Entergy Texas, Inc. 7.13%, 2/1/2019	450,000	483,633
Eversource Energy:
2.80%, 5/1/2023	150,000	150,070
4.50%, 11/15/2019	415,000	437,667
Series H, 3.15%, 1/15/2025	200,000	200,846
Series K, 2.75%, 3/15/2022	429,000	431,308
Exelon Corp.:
2.45%, 4/15/2021	400,000	398,784
2.85%, 6/15/2020	463,000	470,260
3.40%, 4/15/2026	300,000	298,854
3.50%, 6/1/2022	1,575,000	1,611,036
3.95%, 6/15/2025	289,000	299,254
5.15%, 12/1/2020	441,000	474,053
Exelon Generation Co. LLC:
2.95%, 1/15/2020	511,000	518,793
3.40%, 3/15/2022	950,000	966,245
4.00%, 10/1/2020	185,000	192,481
4.25%, 6/15/2022	121,000	127,448
5.20%, 10/1/2019	78,000	82,900
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	2,205,000	2,207,117
Series B, 3.90%, 7/15/2027	685,000	688,706
Series B, 4.25%, 3/15/2023	450,000	472,631
Florida Power & Light Co.:
2.75%, 6/1/2023	221,000	223,091
3.13%, 12/1/2025	125,000	127,327
3.25%, 6/1/2024	376,000	387,791
Fortis, Inc.:
3.06%, 10/4/2026 (e)	750,000	723,885
Series WI, 2.10%, 10/4/2021 (e)	309,000	302,558
Georgia Power Co.:
1.95%, 12/1/2018	168,000	168,170
2.00%, 3/30/2020	550,000	547,839
2.40%, 4/1/2021	200,000	200,252
2.85%, 5/15/2022	200,000	201,402
3.25%, 4/1/2026	350,000	348,159
3.25%, 3/30/2027	325,000	323,359
4.25%, 12/1/2019	210,000	219,542
Great Plains Energy, Inc.:
2.50%, 3/9/2020	1,106,000	1,114,206
3.15%, 4/1/2022	500,000	505,345
3.90%, 4/1/2027	250,000	253,868
4.85%, 6/1/2021	300,000	318,891
Gulf Power Co. (Series A), 3.30%, 5/30/2027	1,000,000	1,004,550
Indiana Michigan Power Co. 7.00%, 3/15/2019	165,000	177,956
ITC Holdings Corp.:
3.25%, 6/30/2026	300,000	294,855
3.65%, 6/15/2024	150,000	151,909
Jersey Central Power & Light Co. 7.35%, 2/1/2019	365,000	393,163
Kansas City Power & Light Co.:
3.65%, 8/15/2025	200,000	202,394
Series 09A, 7.15%, 4/1/2019	300,000	325,476
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	312,693
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	300,000	305,874
Metropolitan Edison Co. 7.70%, 1/15/2019	40,000	43,137
MidAmerican Energy Co.:
2.40%, 3/15/2019	250,000	252,600
3.50%, 10/15/2024	200,000	208,574
Nevada Power Co.:
6.50%, 8/1/2018	33,000	34,671
7.13%, 3/15/2019	512,000	556,170
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	391,000	389,573
2.30%, 4/1/2019	554,000	556,559
2.40%, 9/15/2019	85,000	85,561
3.55%, 5/1/2027	200,000	202,848
6.00%, 3/1/2019	385,000	409,301
Northern States Power Co. 2.20%, 8/15/2020	100,000	100,417
NSTAR Electric Co.:
2.38%, 10/15/2022	150,000	148,788
3.20%, 5/15/2027	1,250,000	1,257,100
NV Energy, Inc. 6.25%, 11/15/2020	537,000	603,851
Oglethorpe Power Corp. 6.10%, 3/15/2019	225,000	239,121
Ohio Power Co. Series M, 5.38%, 10/1/2021	453,000	504,112
Oncor Electric Delivery Co. LLC:
2.95%, 4/1/2025	100,000	99,817
4.10%, 6/1/2022	150,000	159,573
6.80%, 9/1/2018	158,000	166,831
7.00%, 9/1/2022	599,000	720,429
Pacific Gas & Electric Co.:
2.45%, 8/15/2022	200,000	199,890
2.95%, 3/1/2026	350,000	347,123
3.25%, 6/15/2023	300,000	308,499
3.30%, 3/15/2027 (a)	550,000	556,342
3.40%, 8/15/2024	475,000	489,060
3.50%, 10/1/2020	53,000	55,059
3.50%, 6/15/2025	500,000	516,085
3.75%, 2/15/2024	300,000	315,126
3.85%, 11/15/2023	100,000	105,766
8.25%, 10/15/2018	458,000	493,926
PacifiCorp:
2.95%, 2/1/2022	300,000	306,714

See accompanying notes to financial statements.

99

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.60%, 4/1/2024	$165,000	$172,407
3.85%, 6/15/2021	451,000	476,536
5.50%, 1/15/2019	32,000	33,747
5.65%, 7/15/2018	27,000	28,099
PECO Energy Co.:
2.38%, 9/15/2022	100,000	99,328
3.15%, 10/15/2025	600,000	606,084
PG&E Corp. 2.40%, 3/1/2019	225,000	225,979
Portland General Electric Co. 6.10%, 4/15/2019	250,000	267,930
Potomac Electric Power Co. 3.60%, 3/15/2024	50,000	52,118
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	568,000	555,549
3.40%, 6/1/2023	207,000	212,765
3.50%, 12/1/2022	248,000	253,478
3.95%, 3/15/2024	100,000	105,171
4.20%, 6/15/2022	150,000	158,178
PPL Electric Utilities Corp. 3.00%, 9/15/2021	100,000	102,465
Progress Energy, Inc.:
3.15%, 4/1/2022	240,000	244,550
4.40%, 1/15/2021	625,000	663,431
7.05%, 3/15/2019	206,000	222,569
PSEG Power LLC:
3.00%, 6/15/2021	420,000	426,548
5.13%, 4/15/2020	130,000	139,027
Public Service Co. of Colorado:
2.25%, 9/15/2022	50,000	49,613
5.13%, 6/1/2019	200,000	211,700
Public Service Co. of New Hampshire 3.50%, 11/1/2023	50,000	52,138
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	250,000	247,235
Series MTN, 2.25%, 9/15/2026	500,000	470,950
Series MTN, 2.38%, 5/15/2023	125,000	123,419
Series MTN, 3.00%, 5/15/2025	150,000	151,481
Series MTN, 3.00%, 5/15/2027	1,000,000	1,002,530
Puget Energy, Inc.:
3.65%, 5/15/2025	280,000	280,812
5.63%, 7/15/2022	150,000	165,846
6.00%, 9/1/2021	200,000	221,510
6.50%, 12/15/2020	300,000	337,872
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	525,000	505,796
3.00%, 8/15/2021	100,000	102,448
Series NNN, 3.60%, 9/1/2023	225,000	236,689
SCANA Corp. Series MTN, 4.75%, 5/15/2021	150,000	156,683
Sierra Pacific Power Co. 2.60%, 5/1/2026	537,000	517,781
Southern California Edison Co.:
1.85%, 2/1/2022	328,571	324,257
3.88%, 6/1/2021	373,000	394,332
5.50%, 8/15/2018	460,000	479,256
Series B, 2.40%, 2/1/2022	115,000	114,984
Series C, 3.50%, 10/1/2023	44,000	45,919
Southern Co.:
1.85%, 7/1/2019	557,000	554,616
2.15%, 9/1/2019	100,000	99,842
2.35%, 7/1/2021	611,000	605,141
2.45%, 9/1/2018	117,000	117,789
2.75%, 6/15/2020	235,000	237,714
2.95%, 7/1/2023	1,554,000	1,545,096
3.25%, 7/1/2026	178,000	174,506
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (b)	500,000	529,840
Southern Power Co.:
4.15%, 12/1/2025	400,000	418,156
Series 15B, 2.38%, 6/1/2020	210,000	210,487
Series D, 1.95%, 12/15/2019	595,000	591,686
Series E, 2.50%, 12/15/2021	975,000	965,591
Southwestern Electric Power Co.:
6.45%, 1/15/2019	125,000	132,879
Series K, 2.75%, 10/1/2026	250,000	239,552
TECO Finance, Inc. 5.15%, 3/15/2020	325,000	344,354
TransAlta Corp. 4.50%, 11/15/2022 (a)	225,000	226,777
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	146,091
UIL Holdings Corp. 4.63%, 10/1/2020	200,000	206,538
Union Electric Co.:
2.95%, 6/15/2027	1,250,000	1,237,600
3.50%, 4/15/2024	175,000	181,725
6.70%, 2/1/2019	50,000	53,555
Virginia Electric & Power Co.:
2.75%, 3/15/2023	90,000	90,322
2.95%, 1/15/2022	20,000	20,410
3.45%, 2/15/2024	398,000	410,473
Series A, 3.10%, 5/15/2025	375,000	376,612
Series A, 3.15%, 1/15/2026	380,000	381,535
Series A, 3.50%, 3/15/2027	375,000	386,269
Series B, 2.95%, 11/15/2026	160,000	157,786
WEC Energy Group, Inc.:
2.45%, 6/15/2020	249,000	250,780
3.55%, 6/15/2025	400,000	412,476
Westar Energy, Inc. 2.55%, 7/1/2026	433,000	416,806
Wisconsin Electric Power Co. 2.95%, 9/15/2021	125,000	127,951
Xcel Energy, Inc.:
2.40%, 3/15/2021	131,000	131,286
2.60%, 3/15/2022	492,000	494,563
3.30%, 6/1/2025	450,000	454,932
3.35%, 12/1/2026	400,000	403,656
4.70%, 5/15/2020	508,000	537,936

		87,256,556

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	306,000	311,386
2.63%, 2/15/2023	601,000	606,734
3.15%, 6/1/2025	200,000	205,028
4.88%, 10/15/2019	401,000	427,326
5.25%, 10/15/2018	75,000	78,350
Hubbell, Inc. 3.35%, 3/1/2026	375,000	375,671

See accompanying notes to financial statements.

100

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Legrand France SA 8.50%, 2/15/2025	$625,000	$813,681

		2,818,176

ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
3.05%, 9/22/2026	280,000	269,660
3.20%, 10/1/2022	125,000	126,988
3.88%, 7/15/2023	485,000	507,533
5.00%, 7/15/2020	327,000	351,195
Amphenol Corp.:
2.20%, 4/1/2020	875,000	876,619
2.55%, 1/30/2019	127,000	128,133
3.13%, 9/15/2021	420,000	429,513
3.20%, 4/1/2024	325,000	328,107
4.00%, 2/1/2022	157,000	166,082
Arrow Electronics, Inc.:
3.50%, 4/1/2022	55,000	56,128
4.00%, 4/1/2025	100,000	101,702
4.50%, 3/1/2023	100,000	105,673
Avnet, Inc.:
4.63%, 4/15/2026	750,000	776,572
4.88%, 12/1/2022	725,000	768,007
Corning, Inc.:
2.90%, 5/15/2022	100,000	101,414
4.25%, 8/15/2020	15,000	15,892
Flex, Ltd.:
4.63%, 2/15/2020	225,000	236,531
4.75%, 6/15/2025	250,000	267,327
5.00%, 2/15/2023	280,000	305,446
FLIR Systems, Inc. 3.13%, 6/15/2021	150,000	151,344
Fortive Corp.:
2.35%, 6/15/2021	960,000	954,182
3.15%, 6/15/2026	625,000	624,494
Honeywell International, Inc.:
1.40%, 10/30/2019	231,000	229,103
1.85%, 11/1/2021	1,075,000	1,056,671
2.50%, 11/1/2026	806,000	773,430
4.25%, 3/1/2021	844,000	906,861
Jabil, Inc. 4.70%, 9/15/2022	458,000	486,034
Keysight Technologies, Inc.:
3.30%, 10/30/2019	265,000	269,571
4.55%, 10/30/2024	380,000	398,852
4.60%, 4/6/2027	615,000	646,906
Koninklijke Philips NV 3.75%, 3/15/2022	546,000	574,796
PerkinElmer, Inc. 5.00%, 11/15/2021	250,000	270,350
Tech Data Corp.:
3.70%, 2/15/2022	300,000	306,126
4.95%, 2/15/2027	700,000	742,945
Thermo Fisher Scientific, Inc.:
3.15%, 1/15/2023	580,000	589,611
3.30%, 2/15/2022	310,000	319,691
4.15%, 2/1/2024	916,000	977,381

		16,196,870

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	687,000	702,361
Fluor Corp.:
3.38%, 9/15/2021	465,000	481,815
3.50%, 12/15/2024	195,000	202,055

		1,386,231

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.90%, 7/1/2026	275,000	269,266
3.20%, 3/15/2025	610,000	614,898
3.55%, 6/1/2022	335,000	348,366
4.75%, 5/15/2023	175,000	192,553
5.00%, 3/1/2020	450,000	482,999
5.25%, 11/15/2021	150,000	166,509
5.50%, 9/15/2019	857,000	919,312
Waste Management, Inc.:
2.40%, 5/15/2023	300,000	296,031
2.90%, 9/15/2022	142,000	145,140
3.13%, 3/1/2025	150,000	151,800
3.50%, 5/15/2024	150,000	155,996
4.60%, 3/1/2021	210,000	226,659
4.75%, 6/30/2020	395,000	425,293

		4,394,822

FOOD — 1.7%
Campbell Soup Co.:
2.50%, 8/2/2022	550,000	549,164
3.30%, 3/19/2025	500,000	505,505
4.25%, 4/15/2021	250,000	266,392
Conagra Brands, Inc. 3.20%, 1/25/2023	204,000	205,573
Flowers Foods, Inc.:
3.50%, 10/1/2026	475,000	466,996
4.38%, 4/1/2022	200,000	213,878
General Mills, Inc.:
2.20%, 10/21/2019	323,000	325,077
3.15%, 12/15/2021	603,000	620,608
3.20%, 2/10/2027	250,000	248,605
3.65%, 2/15/2024	146,000	152,354
5.65%, 2/15/2019	1,017,000	1,077,827
Hershey Co.:
2.30%, 8/15/2026	213,000	200,269
3.20%, 8/21/2025	200,000	202,856
4.13%, 12/1/2020	100,000	106,799
Ingredion, Inc. 3.20%, 10/1/2026	300,000	295,461
JM Smucker Co.:
2.50%, 3/15/2020	718,000	724,196
3.00%, 3/15/2022	50,000	50,884
3.50%, 10/15/2021	300,000	312,420
3.50%, 3/15/2025	625,000	640,294
Kellogg Co.:
2.65%, 12/1/2023	665,000	654,826
3.25%, 4/1/2026	300,000	298,842
4.00%, 12/15/2020	650,000	685,412
4.15%, 11/15/2019	165,000	172,973
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	1,517,000	1,520,838
2.80%, 7/2/2020	1,325,000	1,343,643
3.00%, 6/1/2026	965,000	923,100
3.50%, 6/6/2022	731,000	755,094
3.50%, 7/15/2022	601,000	619,697

See accompanying notes to financial statements.

101

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.95%, 7/15/2025	$1,371,000	$1,412,130
5.38%, 2/10/2020	494,000	532,423
Kroger Co.:
2.00%, 1/15/2019	250,000	249,802
2.30%, 1/15/2019	170,000	170,675
2.60%, 2/1/2021	190,000	189,991
2.65%, 10/15/2026	705,000	650,405
2.95%, 11/1/2021	800,000	806,168
3.30%, 1/15/2021	250,000	255,843
3.40%, 4/15/2022	577,000	589,729
3.50%, 2/1/2026	54,000	53,566
3.85%, 8/1/2023	25,000	26,044
4.00%, 2/1/2024	186,000	192,930
6.15%, 1/15/2020	628,000	685,958
Series GMTN, 1.50%, 9/30/2019	580,000	571,312
Mondelez International, Inc. 5.38%, 2/10/2020	900,000	968,931
Sysco Corp.:
1.90%, 4/1/2019	245,000	244,936
2.50%, 7/15/2021	555,000	556,543
2.60%, 10/1/2020	420,000	424,973
2.60%, 6/12/2022	400,000	401,500
3.25%, 7/15/2027	1,250,000	1,235,312
3.30%, 7/15/2026	175,000	174,503
3.75%, 10/1/2025	403,000	418,697
Tyson Foods, Inc.:
2.65%, 8/15/2019	843,000	853,613
3.55%, 6/2/2027	660,000	667,702
3.95%, 8/15/2024	782,000	819,794
4.50%, 6/15/2022	468,000	506,769
Unilever Capital Corp.:
1.38%, 7/28/2021	415,000	400,927
1.80%, 5/5/2020	2,051,000	2,047,308
2.00%, 7/28/2026	355,000	326,756
2.20%, 3/6/2019	253,000	255,115
2.20%, 5/5/2022 (a)	1,000,000	991,970
2.60%, 5/5/2024	550,000	543,521
2.90%, 5/5/2027	900,000	887,220
4.25%, 2/10/2021	1,200,000	1,283,796
4.80%, 2/15/2019	350,000	366,831
WhiteWave Foods Co. 5.38%, 10/1/2022	381,000	430,083
Whole Foods Market, Inc. 5.20%, 12/3/2025	353,000	405,424

		35,738,783

FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
4.50%, 8/1/2024 (a)	350,000	359,299
4.75%, 1/11/2022	105,000	109,869
7.25%, 7/29/2019	400,000	437,992
Domtar Corp. 4.40%, 4/1/2022	50,000	52,505
Fibria Overseas Finance, Ltd.:
5.25%, 5/12/2024	200,000	208,580
5.50%, 1/17/2027	410,000	418,868
Georgia-Pacific LLC 8.00%, 1/15/2024	125,000	160,365
International Paper Co.:
3.00%, 2/15/2027	800,000	769,520
3.65%, 6/15/2024	486,000	501,270
4.75%, 2/15/2022	140,000	152,603
7.50%, 8/15/2021	353,000	417,963
7.95%, 6/15/2018	154,000	162,813
Weyerhaeuser Co.:
4.70%, 3/15/2021	300,000	319,179
3.25%, 3/15/2023	31,000	31,391

		4,102,217

GAS — 0.5%
Atmos Energy Corp.:
3.00%, 6/15/2027	1,465,000	1,456,884
8.50%, 3/15/2019	150,000	165,894
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	423,000	444,471
Dominion Energy Gas Holdings LLC:
2.50%, 12/15/2019	150,000	150,969
2.80%, 11/15/2020	470,000	475,588
3.60%, 12/15/2024	475,000	484,324
National Fuel Gas Co.:
3.75%, 3/1/2023	227,000	227,102
4.90%, 12/1/2021	400,000	420,564
5.20%, 7/15/2025	300,000	319,524
NiSource Finance Corp. 3.49%, 5/15/2027	1,500,000	1,511,055
ONE Gas, Inc. 2.07%, 2/1/2019	220,000	220,136
Sempra Energy:
1.63%, 10/7/2019	447,000	442,897
2.40%, 3/15/2020	205,000	205,949
2.85%, 11/15/2020	155,000	156,820
2.88%, 10/1/2022	57,000	57,231
3.25%, 6/15/2027	1,750,000	1,726,235
3.55%, 6/15/2024	25,000	25,606
3.75%, 11/15/2025	100,000	102,983
4.05%, 12/1/2023	83,000	87,737
6.15%, 6/15/2018	260,000	270,702
9.80%, 2/15/2019	450,000	504,675
Southern California Gas Co.:
3.15%, 9/15/2024	553,000	566,537
3.20%, 6/15/2025	150,000	152,990
Series TT, 2.60%, 6/15/2026	350,000	339,272
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	350,000	338,915
3.25%, 6/15/2026	357,000	350,435
3.50%, 9/15/2021	15,000	15,444

		11,220,939

HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.65%, 11/1/2019	562,000	564,844
Snap-on, Inc. 3.25%, 3/1/2027	455,000	462,002
Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	550,000	547,723
2.45%, 11/17/2018	268,000	270,573
2.90%, 11/1/2022	178,000	180,483
3.40%, 12/1/2021	492,000	511,306

		2,536,931

See accompanying notes to financial statements.

102

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.9%
Abbott Laboratories:
2.00%, 9/15/2018	$300,000	$300,639
2.00%, 3/15/2020	202,000	201,651
2.35%, 11/22/2019	661,000	665,951
2.80%, 9/15/2020	250,000	253,850
2.90%, 11/30/2021	1,415,000	1,430,707
3.25%, 4/15/2023	269,000	273,075
3.40%, 11/30/2023	800,000	815,608
3.75%, 11/30/2026	1,989,000	2,029,238
3.88%, 9/15/2025	425,000	437,359
4.13%, 5/27/2020	400,000	421,076
Baxter International, Inc.:
1.70%, 8/15/2021	490,000	478,206
2.60%, 8/15/2026	300,000	285,531
Becton Dickinson and Co.:
2.13%, 6/6/2019	2,725,000	2,726,444
2.40%, 6/5/2020	835,000	836,244
2.68%, 12/15/2019	640,000	647,654
2.89%, 6/6/2022	1,165,000	1,163,835
3.13%, 11/8/2021	926,000	939,418
3.25%, 11/12/2020	281,000	287,876
3.36%, 6/6/2024	1,250,000	1,252,587
3.70%, 6/6/2027	750,000	752,505
3.73%, 12/15/2024	841,000	855,129
Boston Scientific Corp.:
2.65%, 10/1/2018	80,000	80,607
2.85%, 5/15/2020	100,000	101,456
3.38%, 5/15/2022	487,000	501,605
3.85%, 5/15/2025	475,000	491,017
4.13%, 10/1/2023	425,000	448,558
6.00%, 1/15/2020	606,000	659,219
Covidien International Finance SA:
2.95%, 6/15/2023	14,000	14,104
3.20%, 6/15/2022	457,000	471,775
4.20%, 6/15/2020	465,000	492,970
CR Bard, Inc.:
3.00%, 5/15/2026	375,000	372,896
4.40%, 1/15/2021	15,000	15,766
Danaher Corp.:
2.40%, 9/15/2020	455,000	460,710
3.35%, 9/15/2025	155,000	161,234
Edwards Lifesciences Corp. 2.88%, 10/15/2018	270,000	272,767
Life Technologies Corp.:
5.00%, 1/15/2021	330,000	353,701
6.00%, 3/1/2020	435,000	474,407
Medtronic Global Holdings SCA 1.70%, 3/28/2019	1,000,000	1,000,560
Medtronic, Inc.:
2.50%, 3/15/2020	911,000	924,182
2.75%, 4/1/2023	244,000	245,208
3.13%, 3/15/2022	480,000	494,818
3.15%, 3/15/2022	1,477,000	1,528,193
3.50%, 3/15/2025	2,808,000	2,919,365
3.63%, 3/15/2024	220,000	231,686
4.13%, 3/15/2021	408,000	433,729
4.45%, 3/15/2020	385,000	409,906
5.60%, 3/15/2019	565,000	600,086
Stryker Corp.:
2.00%, 3/8/2019	601,000	601,878
2.63%, 3/15/2021	355,000	358,504
3.38%, 5/15/2024	160,000	164,227
3.38%, 11/1/2025	120,000	122,257
3.50%, 3/15/2026	875,000	895,904
4.38%, 1/15/2020	120,000	126,710
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	61,000	61,149
2.40%, 2/1/2019	539,000	542,277
2.95%, 9/19/2026	400,000	389,324
3.00%, 4/15/2023	599,000	604,223
3.60%, 8/15/2021	584,000	608,440
3.65%, 12/15/2025	150,000	154,237
4.50%, 3/1/2021	500,000	534,755
4.70%, 5/1/2020	300,000	319,113
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	557,000	561,801
3.15%, 4/1/2022	434,000	440,310
3.38%, 11/30/2021	225,000	230,636
3.55%, 4/1/2025	1,085,000	1,096,458

		39,027,311

HEALTH CARE SERVICES — 1.1%
Aetna, Inc.:
2.20%, 3/15/2019	872,000	877,127
2.75%, 11/15/2022	224,000	224,724
2.80%, 6/15/2023	574,000	573,076
3.50%, 11/15/2024	215,000	222,039
Anthem, Inc.:
2.25%, 8/15/2019	400,000	401,936
3.13%, 5/15/2022	486,000	495,307
3.30%, 1/15/2023	876,000	894,834
3.50%, 8/15/2024	279,000	285,305
3.70%, 8/15/2021	125,000	129,979
4.35%, 8/15/2020	373,000	395,645
7.00%, 2/15/2019	172,000	185,315
Cigna Corp.:
3.25%, 4/15/2025	485,000	486,208
4.00%, 2/15/2022	346,000	365,916
4.50%, 3/15/2021	550,000	586,921
5.13%, 6/15/2020	200,000	216,946
Coventry Health Care, Inc. 5.45%, 6/15/2021	446,000	491,479
Dignity Health 2.64%, 11/1/2019	525,000	528,659
Howard Hughes Medical Institute 3.50%, 9/1/2023	501,000	528,841
Humana, Inc.:
2.63%, 10/1/2019	500,000	505,035
3.15%, 12/1/2022	21,000	21,305
3.85%, 10/1/2024	473,000	493,084
3.95%, 3/15/2027	250,000	260,202
7.20%, 6/15/2018	200,000	210,052
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	450,000	450,922
3.50%, 4/1/2022	100,000	104,141
Laboratory Corp. of America Holdings:
2.50%, 11/1/2018	150,000	150,903
2.63%, 2/1/2020	415,000	418,083

See accompanying notes to financial statements.

103

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.20%, 2/1/2022	$243,000	$247,756
3.60%, 2/1/2025	725,000	734,853
3.75%, 8/23/2022	208,000	216,368
4.00%, 11/1/2023	375,000	391,121
4.63%, 11/15/2020	52,000	55,199
Providence St. Joseph Health Obligated Group
Series H, 2.75%, 10/1/2026	300,000	287,901
Quest Diagnostics, Inc.:
2.50%, 3/30/2020	375,000	377,190
2.70%, 4/1/2019	200,000	202,274
3.45%, 6/1/2026	275,000	275,341
3.50%, 3/30/2025	540,000	546,939
4.70%, 4/1/2021	250,000	268,630
4.75%, 1/30/2020	245,000	260,687
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	393,000	402,636
UnitedHealth Group, Inc.:
1.63%, 3/15/2019	400,000	398,600
1.70%, 2/15/2019	381,000	380,661
1.90%, 7/16/2018	761,000	763,443
2.13%, 3/15/2021	318,000	317,221
2.30%, 12/15/2019	190,000	191,522
2.70%, 7/15/2020	612,000	624,766
2.75%, 2/15/2023	203,000	204,553
2.88%, 12/15/2021	700,000	716,352
2.88%, 3/15/2022	620,000	633,491
2.88%, 3/15/2023	162,000	164,383
3.10%, 3/15/2026	100,000	100,434
3.35%, 7/15/2022	600,000	625,464
3.38%, 11/15/2021	250,000	260,472
3.45%, 1/15/2027	990,000	1,016,908
3.75%, 7/15/2025	1,369,000	1,445,897
3.88%, 10/15/2020	250,000	263,052
4.70%, 2/15/2021	300,000	324,183

		23,202,281

HOLDING COMPANIES-DIVERS — 0.0%(f)
Leucadia National Corp. 5.50%, 10/18/2023	550,000	588,775
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	100,000	98,277
3.50%, 6/18/2022	100,000	103,611

		790,663

HOME BUILDERS — 0.1%
DR Horton, Inc.:
3.75%, 3/1/2019	485,000	496,104
4.00%, 2/15/2020	505,000	523,946
4.75%, 2/15/2023	100,000	107,937
NVR, Inc. 3.95%, 9/15/2022	377,000	394,198

		1,522,185

HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	412,000	429,024
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	101,211
Whirlpool Corp.:
3.70%, 5/1/2025	250,000	256,735
4.00%, 3/1/2024	250,000	263,682
Series MTN, 4.85%, 6/15/2021	50,000	54,365

		1,105,017

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co.:
Series MTN, 1.50%, 11/1/2018	100,000	100,044
Series MTN, 1.75%, 3/15/2019	462,000	463,252
Series MTN, 1.95%, 2/1/2023	246,000	240,893
Series MTN, 2.10%, 5/1/2023	300,000	293,760
Series MTN, 2.30%, 5/3/2022	380,000	381,345
Series MTN, 2.45%, 11/15/2021	15,000	15,201
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	295,062
1.80%, 2/7/2020	230,000	230,000
3.15%, 3/15/2027	500,000	505,135
Procter & Gamble Co.:
1.60%, 11/15/2018	113,000	113,207
1.70%, 11/3/2021	650,000	640,764
1.85%, 2/2/2021	250,000	248,885
1.90%, 11/1/2019	550,000	552,904
2.30%, 2/6/2022	680,000	688,119
2.45%, 11/3/2026	500,000	487,930
2.70%, 2/2/2026	400,000	398,400
3.10%, 8/15/2023	635,000	659,092

		6,313,993

HOUSEHOLD PRODUCTS & WARES — 0.1%
Clorox Co.:
3.05%, 9/15/2022	9,000	9,214
3.50%, 12/15/2024	125,000	129,150
3.80%, 11/15/2021	250,000	263,660
Kimberly-Clark Corp.:
1.40%, 2/15/2019	405,000	404,085
1.90%, 5/22/2019	246,000	246,765
2.75%, 2/15/2026	50,000	49,689
3.05%, 8/15/2025	50,000	50,564
7.50%, 11/1/2018	404,000	434,470

		1,587,597

HOUSEWARES — 0.2%
Newell Brands, Inc.:
2.15%, 10/15/2018	50,000	50,081
2.88%, 12/1/2019	100,000	101,648
3.15%, 4/1/2021	858,000	878,798
3.85%, 4/1/2023	1,323,000	1,389,759
3.90%, 11/1/2025	150,000	155,403
4.00%, 12/1/2024	103,000	107,643
4.20%, 4/1/2026	1,157,000	1,228,745
Tupperware Brands Corp. 4.75%, 6/1/2021	354,000	377,283

		4,289,360

INSURANCE — 2.7%
AEGON Funding Co. LLC 5.75%, 12/15/2020	143,000	156,768
Aflac, Inc.:
2.40%, 3/16/2020	368,000	372,041
3.25%, 3/17/2025	350,000	354,707
3.63%, 6/15/2023	530,000	556,760

See accompanying notes to financial statements.

104

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.63%, 11/15/2024	$537,000	$560,247
Alleghany Corp. 4.95%, 6/27/2022	100,000	109,448
Allied World Assurance Co. Holdings, Ltd.:
4.35%, 10/29/2025	200,000	203,134
5.50%, 11/15/2020	440,000	474,566
Allstate Corp.:
3.15%, 6/15/2023	41,000	41,993
3.28%, 12/15/2026 (a)	750,000	760,718
3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	350,000	383,338
7.45%, 5/16/2019	100,000	109,277
American Financial Group, Inc. 3.50%, 8/15/2026	390,000	386,291
American International Group, Inc.:
2.30%, 7/16/2019	849,000	853,686
3.30%, 3/1/2021	884,000	908,920
3.38%, 8/15/2020	300,000	310,383
3.75%, 7/10/2025	560,000	571,273
3.90%, 4/1/2026	1,300,000	1,335,815
4.13%, 2/15/2024	233,000	245,694
4.88%, 6/1/2022	980,000	1,076,177
6.40%, 12/15/2020	445,000	503,322
Aon Corp. 5.00%, 9/30/2020	307,000	330,777
Aon PLC:
2.80%, 3/15/2021	260,000	261,422
3.50%, 6/14/2024	700,000	712,810
3.88%, 12/15/2025	501,000	522,829
Arch Capital Finance LLC 4.01%, 12/15/2026	500,000	517,540
Assurant, Inc. 4.00%, 3/15/2023	100,000	103,240
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	125,000	134,269
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	109,312
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	830,000	823,318
1.70%, 3/15/2019	975,000	976,979
2.00%, 8/15/2018	81,000	81,349
2.90%, 10/15/2020	300,000	309,069
3.00%, 5/15/2022	342,000	352,216
4.25%, 1/15/2021	412,000	443,411
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	375,000	373,395
2.10%, 8/14/2019	281,000	283,268
2.20%, 3/15/2021	615,000	619,662
3.00%, 2/11/2023	317,000	324,960
3.13%, 3/15/2026	1,626,000	1,644,927
3.40%, 1/31/2022	190,000	199,660
3.75%, 8/15/2021	80,000	85,043
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (d)	2,100,000	2,077,719
Brown & Brown, Inc. 4.20%, 9/15/2024	135,000	141,488
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	577,000	580,191
2.70%, 3/13/2023	50,000	49,982
2.88%, 11/3/2022	716,000	727,578
3.15%, 3/15/2025	460,000	466,182
3.35%, 5/15/2024	221,000	228,443
3.35%, 5/3/2026	967,000	989,212
5.90%, 6/15/2019	378,000	406,864
CNA Financial Corp.:
4.50%, 3/1/2026	750,000	804,443
5.75%, 8/15/2021	100,000	111,441
5.88%, 8/15/2020	162,000	178,211
Enstar Group, Ltd. 4.50%, 3/10/2022	450,000	462,564
Fidelity National Financial, Inc. 5.50%, 9/1/2022	550,000	584,336
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	225,000	234,428
Hartford Financial Services Group, Inc.:
5.13%, 4/15/2022	516,000	572,388
5.50%, 3/30/2020	250,000	270,910
Series MTN, 6.00%, 1/15/2019	125,000	132,241
Kemper Corp. 4.35%, 2/15/2025	1,824,000	1,842,167
Lincoln National Corp.:
3.63%, 12/12/2026	625,000	628,038
4.00%, 9/1/2023	40,000	42,082
4.20%, 3/15/2022	70,000	74,479
4.85%, 6/24/2021	150,000	162,087
6.25%, 2/15/2020	5,000	5,483
Loews Corp.:
2.63%, 5/15/2023	299,000	296,817
3.75%, 4/1/2026	250,000	259,370
Manulife Financial Corp.:
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (b)	600,000	604,842
4.15%, 3/4/2026	850,000	898,246
4.90%, 9/17/2020	56,000	60,176
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	220,000	221,401
2.35%, 3/6/2020	202,000	203,131
2.75%, 1/30/2022	455,000	459,113
3.30%, 3/14/2023	890,000	914,404
3.50%, 6/3/2024	75,000	77,326
3.50%, 3/10/2025	24,000	24,609
3.75%, 3/14/2026	175,000	182,093
4.80%, 7/15/2021	55,000	59,732
Mercury General Corp. 4.40%, 3/15/2027	500,000	505,070
MetLife, Inc.:
3.00%, 3/1/2025	357,000	358,200
3.05%, 12/15/2022	250,000	255,112
3.60%, 4/10/2024	511,000	536,724
3.60%, 11/13/2025	400,000	414,824
4.75%, 2/8/2021	200,000	217,144
7.72%, 2/15/2019	205,000	223,579
Series A, 6.82%, 8/15/2018	724,000	763,943
Series D, 4.37%, 9/15/2023	1,134,000	1,240,029
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	107,933
Old Republic International Corp.:
3.88%, 8/26/2026	460,000	459,678
4.88%, 10/1/2024	450,000	480,969
PartnerRe Finance B LLC 5.50%, 6/1/2020	100,000	108,709
Primerica, Inc. 4.75%, 7/15/2022	100,000	107,760

See accompanying notes to financial statements.

105

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Principal Financial Group, Inc.:
3.10%, 11/15/2026	$400,000	$393,264
3.30%, 9/15/2022	150,000	154,011
3.40%, 5/15/2025	350,000	356,356
3 Month USD LIBOR + 3.04%, 4.70%, 5/15/2055 (b)	150,000	154,732
Progressive Corp.:
2.45%, 1/15/2027	200,000	189,538
3.75%, 8/23/2021	150,000	158,154
Prudential Financial, Inc.:
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	177,000	188,363
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	1,000,000	1,079,510
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (b)	575,000	630,930
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (b)	533,000	593,000
Series D, 7.38%, 6/15/2019	709,000	781,275
Series MTN, 2.30%, 8/15/2018	163,000	163,900
Series MTN, 2.35%, 8/15/2019	200,000	201,190
Series MTN, 3.50%, 5/15/2024	1,328,000	1,381,784
Series MTN, 4.50%, 11/15/2020	100,000	107,125
Series MTN, 4.50%, 11/16/2021	350,000	379,228
Series MTN, 5.38%, 6/21/2020	47,000	51,245
Reinsurance Group of America, Inc.:
3.95%, 9/15/2026	200,000	203,258
6.45%, 11/15/2019	285,000	311,639
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	195,000	192,256
3.70%, 4/1/2025	50,000	50,383
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	121,000	149,735
Torchmark Corp. 3.80%, 9/15/2022	75,000	77,507
Travelers Cos., Inc.:
3.90%, 11/1/2020	150,000	158,366
5.90%, 6/2/2019	400,000	429,776
Trinity Acquisition PLC:
3.50%, 9/15/2021	450,000	459,756
4.40%, 3/15/2026	350,000	363,013
Unum Group:
3.00%, 5/15/2021	430,000	433,818
4.00%, 3/15/2024	150,000	154,837
5.63%, 9/15/2020	22,000	24,055
Voya Financial, Inc.:
3.13%, 7/15/2024 (g)	1,450,000	1,432,962
3.65%, 6/15/2026	550,000	550,836
5.50%, 7/15/2022	5,000	5,553
Willis North America, Inc. 3.60%, 5/15/2024	1,300,000	1,314,872
WR Berkley Corp.:
4.63%, 3/15/2022	150,000	161,187
5.38%, 9/15/2020	10,000	10,835
7.38%, 9/15/2019	150,000	165,764
XLIT, Ltd.:
2.30%, 12/15/2018	210,000	210,935
4.45%, 3/31/2025	300,000	309,780
5.75%, 10/1/2021	400,000	447,608

		55,880,241

INTERNET — 0.9%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	1,396,000	1,408,578
3.13%, 11/28/2021	1,025,000	1,044,977
3.60%, 11/28/2024	908,000	934,486
Alphabet, Inc.:
2.00%, 8/15/2026	974,000	912,190
3.38%, 2/25/2024	636,000	666,973
3.63%, 5/19/2021	405,000	429,758
Amazon.com, Inc.:
2.50%, 11/29/2022	600,000	604,674
2.60%, 12/5/2019	487,000	496,029
3.30%, 12/5/2021	1,077,000	1,122,654
3.80%, 12/5/2024	611,000	651,082
Baidu, Inc.:
2.75%, 6/9/2019	950,000	957,163
2.88%, 7/6/2022 (g)	650,000	646,133
3.00%, 6/30/2020	277,000	280,601
3.50%, 11/28/2022	256,000	261,425
3.63%, 7/6/2027 (g)	700,000	690,459
4.13%, 6/30/2025 (a)	200,000	208,276
eBay, Inc.:
2.15%, 6/5/2020	935,000	935,009
2.20%, 8/1/2019	650,000	652,392
2.60%, 7/15/2022	763,000	756,270
2.75%, 1/30/2023	1,205,000	1,195,661
2.88%, 8/1/2021	425,000	429,849
3.25%, 10/15/2020	150,000	154,388
3.45%, 8/1/2024	547,000	552,683
3.60%, 6/5/2027	650,000	642,700
3.80%, 3/9/2022	500,000	522,830
Expedia, Inc.:
4.50%, 8/15/2024	150,000	158,197
5.00%, 2/15/2026	143,000	156,544
5.95%, 8/15/2020	294,000	321,477
7.46%, 8/15/2018	142,000	150,134
JD.com, Inc.:
3.13%, 4/29/2021	400,000	399,776
3.88%, 4/29/2026	350,000	346,381
Priceline Group, Inc.:
3.60%, 6/1/2026	580,000	587,041
3.65%, 3/15/2025	425,000	435,787

		19,712,577

INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	100,000	99,952
Ares Capital Corp.:
3.63%, 1/19/2022	448,000	453,307
3.88%, 1/15/2020	5,000	5,111
4.88%, 11/30/2018	517,000	535,054
FS Investment Corp.:
4.00%, 7/15/2019	250,000	252,538
4.25%, 1/15/2020	355,000	361,642
Prospect Capital Corp. 5.00%, 7/15/2019	411,000	422,698

		2,130,302

See accompanying notes to financial statements.

106

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
IRON/STEEL — 0.3%
Nucor Corp.:
4.00%, 8/1/2023	$325,000	$344,971
4.13%, 9/15/2022	164,000	175,285
5.85%, 6/1/2018	10,000	10,363
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	455,000	480,393
Vale Overseas, Ltd.:
4.38%, 1/11/2022	1,228,000	1,251,185
5.63%, 9/15/2019	1,211,000	1,282,510
5.88%, 6/10/2021	812,000	873,054
6.25%, 8/10/2026	1,300,000	1,406,535

		5,824,296

IT SERVICES — 3.0%
Apple, Inc.:
1.10%, 8/2/2019	750,000	742,148
1.55%, 2/8/2019	950,000	950,228
1.55%, 2/7/2020	1,530,000	1,521,723
1.55%, 8/4/2021	780,000	762,645
1.70%, 2/22/2019	694,000	695,825
1.80%, 5/11/2020	1,500,000	1,498,725
1.90%, 2/7/2020	1,150,000	1,152,461
2.00%, 5/6/2020	691,000	694,262
2.10%, 5/6/2019	1,110,000	1,120,412
2.15%, 2/9/2022	522,000	518,586
2.25%, 2/23/2021	1,971,000	1,983,949
2.30%, 5/11/2022	1,375,000	1,372,786
2.40%, 5/3/2023	1,155,000	1,145,679
2.45%, 8/4/2026	614,000	588,052
2.50%, 2/9/2022	1,251,000	1,261,671
2.50%, 2/9/2025	907,000	886,030
2.70%, 5/13/2022	643,000	654,407
2.85%, 5/6/2021	1,833,000	1,881,446
2.85%, 2/23/2023	920,000	935,189
2.85%, 5/11/2024	750,000	753,915
3.00%, 2/9/2024	1,024,000	1,038,725
3.00%, 6/20/2027	500,000	497,985
3.20%, 5/13/2025	799,000	816,091
3.20%, 5/11/2027	1,865,000	1,885,235
3.25%, 2/23/2026	1,652,000	1,681,934
3.35%, 2/9/2027	1,048,000	1,071,999
3.45%, 5/6/2024	737,000	767,143
Cadence Design Systems, Inc. 4.38%, 10/15/2024	275,000	287,823
Computer Sciences Corp. 4.45%, 9/15/2022	310,000	328,690
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (d)	1,950,000	1,996,078
4.42%, 6/15/2021 (d)	2,524,000	2,661,062
5.45%, 6/15/2023 (d)	1,994,000	2,169,691
6.02%, 6/15/2026 (d)	2,573,000	2,840,026
DXC Technology Co.:
2.88%, 3/27/2020 (d)	285,000	288,719
4.25%, 4/15/2024 (d)	350,000	362,460
4.75%, 4/15/2027 (d)	235,000	245,852
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	1,556,000	1,573,630
3.60%, 10/15/2020	1,111,000	1,144,648
4.40%, 10/15/2022	720,000	763,294
4.90%, 10/15/2025	1,732,000	1,817,007
HP, Inc.:
3.75%, 12/1/2020	425,000	443,870
4.05%, 9/15/2022	454,000	477,985
4.30%, 6/1/2021	647,000	686,959
4.38%, 9/15/2021	805,000	857,977
4.65%, 12/9/2021	576,000	621,550
International Business Machines Corp.:
1.63%, 5/15/2020	647,000	641,403
1.80%, 5/17/2019	600,000	601,086
1.88%, 5/15/2019	403,000	404,108
1.88%, 8/1/2022	786,000	764,526
1.90%, 1/27/2020	700,000	700,343
1.95%, 2/12/2019 (a)	200,000	201,024
2.25%, 2/19/2021	450,000	451,940
2.50%, 1/27/2022	750,000	756,863
2.88%, 11/9/2022	422,000	429,596
2.90%, 11/1/2021	386,000	395,689
3.30%, 1/27/2027	850,000	861,169
3.38%, 8/1/2023	797,000	827,956
3.45%, 2/19/2026	850,000	870,026
3.63%, 2/12/2024	857,000	896,173
7.63%, 10/15/2018	1,535,000	1,647,915
8.38%, 11/1/2019	350,000	401,471
NetApp, Inc. 3.38%, 6/15/2021	100,000	102,560
Seagate HDD Cayman:
3.75%, 11/15/2018	920,000	941,077
4.25%, 3/1/2022 (d)	400,000	406,756
4.75%, 6/1/2023	461,000	478,984
4.75%, 1/1/2025	1,000,000	1,007,350
4.88%, 3/1/2024 (d)	400,000	407,900

		62,642,487

LEISURE TIME — 0.0% (f)
Carnival Corp. 3.95%, 10/15/2020	625,000	660,806
Harley-Davidson, Inc. 3.50%, 7/28/2025	275,000	281,248

		942,054

LODGING — 0.2%
Hyatt Hotels Corp.:
3.38%, 7/15/2023	125,000	127,115
4.85%, 3/15/2026	200,000	218,238
Marriott International, Inc.:
2.30%, 1/15/2022	840,000	828,106
2.88%, 3/1/2021	190,000	192,806
3.00%, 3/1/2019	217,000	220,110
3.38%, 10/15/2020	242,000	249,739
3.75%, 3/15/2025	200,000	205,354
3.75%, 10/1/2025	50,000	51,420
Series N, 3.13%, 10/15/2021	275,000	281,248
Series R, 3.13%, 6/15/2026	125,000	123,188
Wyndham Worldwide Corp.:
3.90%, 3/1/2023	402,000	414,084
4.15%, 4/1/2024	350,000	359,905
4.25%, 3/1/2022	80,000	84,115
4.50%, 4/1/2027	325,000	333,934
5.10%, 10/1/2025 (a)	235,000	253,292

		3,942,654

See accompanying notes to financial statements.

107

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	$1,003,000	$978,908
1.93%, 10/1/2021	612,000	600,537
2.40%, 8/9/2026	450,000	431,113
Series MTN, 1.35%, 5/18/2019	300,000	297,414
Series MTN, 1.90%, 3/22/2019	1,001,000	1,003,512
Series MTN, 2.00%, 3/5/2020	245,000	244,581
Series MTN, 2.10%, 6/9/2019	789,000	792,345
Series MTN, 2.10%, 1/10/2020	460,000	461,302
Series MTN, 2.25%, 12/1/2019	82,000	82,645
Series MTN, 2.40%, 6/6/2022	2,725,000	2,718,106
Series MTN, 2.85%, 6/1/2022	112,000	113,811
Series MTN, 3.75%, 11/24/2023	160,000	169,680
Series MTN, 7.15%, 2/15/2019	1,176,000	1,273,467
Caterpillar, Inc.:
2.60%, 6/26/2022	182,000	183,642
3.40%, 5/15/2024	650,000	675,617
3.90%, 5/27/2021	536,000	569,318
7.90%, 12/15/2018	398,000	431,639

		11,027,637

MACHINERY-DIVERSIFIED — 0.8%
Cummins, Inc. 3.65%, 10/1/2023	352,000	371,983
Deere & Co.:
2.60%, 6/8/2022	390,000	394,731
4.38%, 10/16/2019	282,000	297,716
Flowserve Corp. 3.50%, 9/15/2022	479,000	488,192
John Deere Capital Corp.:
1.70%, 1/15/2020	186,000	185,182
2.25%, 4/17/2019	166,000	167,526
2.55%, 1/8/2021	654,000	662,731
2.80%, 1/27/2023	110,000	111,336
Series 0014, 2.45%, 9/11/2020	150,000	151,623
Series MTN, 1.25%, 10/9/2019	380,000	375,231
Series MTN, 1.60%, 7/13/2018	250,000	250,187
Series MTN, 1.75%, 8/10/2018	100,000	100,203
Series MTN, 1.95%, 12/13/2018	375,000	376,444
Series MTN, 1.95%, 1/8/2019	241,000	241,981
Series MTN, 1.95%, 3/4/2019	100,000	100,389
Series MTN, 1.95%, 6/22/2020	2,035,000	2,035,834
Series MTN, 2.05%, 3/10/2020	251,000	251,956
Series MTN, 2.20%, 3/13/2020	550,000	554,125
Series MTN, 2.30%, 9/16/2019	404,000	408,105
Series MTN, 2.38%, 7/14/2020	100,000	101,181
Series MTN, 2.65%, 1/6/2022	950,000	964,231
Series MTN, 2.65%, 6/24/2024	900,000	895,977
Series MTN, 2.65%, 6/10/2026	350,000	341,215
Series MTN, 2.75%, 3/15/2022	160,000	162,685
Series MTN, 2.80%, 3/4/2021	375,000	382,590
Series MTN, 2.80%, 3/6/2023	508,000	513,547
Series MTN, 3.15%, 10/15/2021 (a)	970,000	1,003,096
Series MTN, 3.35%, 6/12/2024	105,000	108,654
Series MTN, 3.40%, 9/11/2025	250,000	260,413
Series MTN, 3.90%, 7/12/2021	150,000	159,360
Series MTN, 5.75%, 9/10/2018	188,000	196,860
Rockwell Automation, Inc.:
2.05%, 3/1/2020	322,000	322,003
2.88%, 3/1/2025	25,000	24,874
Roper Technologies, Inc.:
2.05%, 10/1/2018	932,000	933,351
2.80%, 12/15/2021	680,000	685,372
3.00%, 12/15/2020	564,000	577,164
3.13%, 11/15/2022 (a)	503,000	511,194
3.80%, 12/15/2026	285,000	292,940
3.85%, 12/15/2025	75,000	77,350
6.25%, 9/1/2019	18,000	19,530
Wabtec Corp. 3.45%, 11/15/2026 (d)	550,000	542,647
Xylem, Inc.:
3.25%, 11/1/2026	630,000	628,041
4.88%, 10/1/2021	65,000	70,287

		17,300,037

MEDIA — 2.9%
21st Century Fox America, Inc.:
3.00%, 9/15/2022	942,000	956,262
3.70%, 9/15/2024	168,000	175,058
3.70%, 10/15/2025	590,000	607,600
4.00%, 10/1/2023	275,000	291,178
4.50%, 2/15/2021	205,000	219,561
6.90%, 3/1/2019	280,000	301,818
Series WI, 3.38%, 11/15/2026	600,000	600,066
CBS Corp.:
2.30%, 8/15/2019	370,000	371,391
2.50%, 2/15/2023 (g)	2,800,000	2,773,876
3.38%, 3/1/2022	618,000	637,529
3.38%, 2/15/2028 (g)	570,000	559,335
3.50%, 1/15/2025	210,000	212,199
3.70%, 8/15/2024	371,000	381,540
4.00%, 1/15/2026	400,000	413,336
4.30%, 2/15/2021	100,000	105,987
5.75%, 4/15/2020	495,000	541,243
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	1,441,000	1,489,706
4.46%, 7/23/2022	1,439,000	1,535,082
4.91%, 7/23/2025	2,391,000	2,583,021
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	894,000	1,196,324
Comcast Corp.:
1.63%, 1/15/2022	559,000	543,007
2.75%, 3/1/2023	480,000	484,349
2.85%, 1/15/2023	440,000	446,486
3.00%, 2/1/2024	325,000	329,570
3.13%, 7/15/2022	696,000	720,102
3.15%, 3/1/2026	1,080,000	1,086,275
3.38%, 2/15/2025	818,000	842,884
3.38%, 8/15/2025	658,000	675,509
3.60%, 3/1/2024	195,000	204,666
5.15%, 3/1/2020	999,000	1,082,626
5.70%, 7/1/2019	563,000	605,810
Discovery Communications LLC:
3.25%, 4/1/2023	157,000	154,910
3.30%, 5/15/2022	381,000	382,509
3.45%, 3/15/2025	50,000	48,460

See accompanying notes to financial statements.

108

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.80%, 3/13/2024	$500,000	$505,225
4.38%, 6/15/2021	250,000	263,863
4.90%, 3/11/2026	558,000	591,714
5.63%, 8/15/2019	71,000	75,893
Grupo Televisa SAB 6.63%, 3/18/2025	200,000	237,430
Historic TW, Inc.:
6.88%, 6/15/2018	10,000	10,475
9.15%, 2/1/2023	324,000	418,488
NBCUniversal Media LLC:
2.88%, 1/15/2023	1,267,000	1,285,967
4.38%, 4/1/2021	1,115,000	1,201,992
5.15%, 4/30/2020	2,783,000	3,030,158
RELX Capital, Inc.:
3.13%, 10/15/2022	222,000	223,361
8.63%, 1/15/2019	480,000	525,394
Scripps Networks Interactive, Inc.:
2.75%, 11/15/2019	115,000	116,275
2.80%, 6/15/2020	280,000	283,130
3.90%, 11/15/2024	706,000	731,423
3.95%, 6/15/2025	100,000	102,566
TCI Communications, Inc. 7.88%, 2/15/2026	70,000	94,200
Thomson Reuters Corp.:
3.35%, 5/15/2026	430,000	429,058
3.85%, 9/29/2024	150,000	155,724
3.95%, 9/30/2021	200,000	208,740
4.30%, 11/23/2023	205,000	219,725
6.50%, 7/15/2018	440,000	460,522
Time Warner Cable LLC:
4.13%, 2/15/2021	514,000	538,682
4.00%, 9/1/2021	542,000	566,867
5.00%, 2/1/2020	950,000	1,013,707
6.75%, 7/1/2018	1,203,000	1,258,903
8.25%, 4/1/2019	1,722,000	1,898,591
8.75%, 2/14/2019	200,000	220,610
Time Warner Cos., Inc. 7.57%, 2/1/2024	249,000	309,034
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	910,000	1,145,972
Time Warner, Inc.:
2.10%, 6/1/2019	681,000	681,545
2.95%, 7/15/2026	155,000	146,827
3.40%, 6/15/2022	440,000	452,074
3.55%, 6/1/2024	505,000	512,025
3.60%, 7/15/2025	858,000	859,845
4.00%, 1/15/2022	400,000	421,400
4.05%, 12/15/2023	5,000	5,275
4.70%, 1/15/2021	944,000	1,012,166
4.75%, 3/29/2021	1,149,000	1,236,738
4.88%, 3/15/2020	849,000	905,866
Viacom, Inc.:
3.13%, 6/15/2022	375,000	375,431
3.25%, 3/15/2023	100,000	99,120
3.45%, 10/4/2026	630,000	607,125
3.88%, 12/15/2021	120,000	124,957
3.88%, 4/1/2024	276,000	278,956
4.25%, 9/1/2023	732,000	763,805
4.50%, 3/1/2021	362,000	383,564
Walt Disney Co.:
1.65%, 1/8/2019	175,000	175,236
2.30%, 2/12/2021	200,000	201,542
2.75%, 8/16/2021	259,000	264,768
3.00%, 2/13/2026	685,000	686,754
Series GMTN, 1.85%, 5/30/2019	485,000	486,993
Series GMTN, 2.15%, 9/17/2020	250,000	251,595
Series GMTN, 3.15%, 9/17/2025	262,000	267,510
Series MTN, 0.88%, 7/12/2019	362,000	356,320
Series MTN, 1.80%, 6/5/2020	2,750,000	2,747,305
Series MTN, 1.85%, 7/30/2026	298,000	271,722
Series MTN, 1.95%, 3/4/2020	490,000	491,269
Series MTN, 2.35%, 12/1/2022	326,000	326,733
Series MTN, 2.45%, 3/4/2022	405,000	407,908
Series MTN, 2.55%, 2/15/2022	250,000	252,715
Series MTN, 2.95%, 6/15/2027	1,800,000	1,788,588
Series MTN, 3.75%, 6/1/2021	653,000	692,298
Series MTN, 5.50%, 3/15/2019	375,000	398,756

		60,617,695

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.25%, 6/15/2020	250,000	252,632
2.50%, 1/15/2023	242,000	241,049
3.25%, 6/15/2025	636,000	649,375
Timken Co. 3.88%, 9/1/2024	105,000	104,576

		1,247,632

MINING — 0.3%
Barrick Gold Corp.:
3.85%, 4/1/2022	250,000	266,410
4.10%, 5/1/2023	240,000	259,894
Barrick North America Finance LLC 4.40%, 5/30/2021	616,000	663,642
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	192,000	195,711
3.85%, 9/30/2023	909,000	967,012
Goldcorp, Inc.:
3.63%, 6/9/2021	405,000	419,459
3.70%, 3/15/2023	500,000	516,935
Newmont Mining Corp.:
3.50%, 3/15/2022	918,000	950,809
5.13%, 10/1/2019	324,000	344,179
Rio Tinto Finance USA PLC 2.88%, 8/21/2022	26,000	26,332
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	650,000	683,475
Southern Copper Corp.:
3.50%, 11/8/2022	439,000	448,500
3.88%, 4/23/2025	120,000	123,116
5.38%, 4/16/2020	158,000	171,466

		6,036,940

MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
Series MTN, 1.63%, 6/15/2019	526,000	526,295
Series MTN, 1.63%, 9/19/2021	500,000	493,260
Series MTN, 2.00%, 8/7/2020	100,000	100,623
Series MTN, 2.00%, 6/26/2022	462,000	458,161
Series MTN, 2.25%, 9/19/2026	500,000	473,800

See accompanying notes to financial statements.

109

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series MTN, 3.00%, 8/7/2025	$301,000	$304,480
Carlisle Cos., Inc. 3.75%, 11/15/2022	50,000	50,532
Dover Corp.:
3.15%, 11/15/2025	150,000	152,646
4.30%, 3/1/2021	300,000	318,555
Eaton Corp.:
2.75%, 11/2/2022	1,162,000	1,169,925
6.95%, 3/20/2019	150,000	162,243
General Electric Co.:
2.70%, 10/9/2022	2,470,000	2,509,421
3.38%, 3/11/2024	246,000	258,037
Series MTN, 4.38%, 9/16/2020	562,000	603,048
Series MTN, 5.55%, 5/4/2020	72,000	79,153
Hexcel Corp.:
3.95%, 2/15/2027	175,000	179,161
4.70%, 8/15/2025	50,000	53,510
Illinois Tool Works, Inc.:
1.95%, 3/1/2019	175,000	175,833
2.65%, 11/15/2026	1,057,000	1,031,294
3.38%, 9/15/2021	445,000	463,997
3.50%, 3/1/2024	102,000	106,858
6.25%, 4/1/2019	250,000	269,240
Ingersoll-Rand Global Holding Co., Ltd.:
2.88%, 1/15/2019	200,000	202,964
4.25%, 6/15/2023	550,000	594,379
6.88%, 8/15/2018	1,089,000	1,149,135
Ingersoll-Rand Luxembourg Finance SA 3.55%, 11/1/2024	68,000	69,692
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (d)	300,000	303,177
Series MTN, 3.30%, 11/21/2024	446,000	460,031
Series MTN, 3.50%, 9/15/2022	140,000	147,067
Textron, Inc. 3.65%, 3/15/2027	450,000	453,528
Trinity Industries, Inc. 4.55%, 10/1/2024	200,000	202,924
Tyco Electronics Group SA:
2.38%, 12/17/2018	40,000	40,243
3.50%, 2/3/2022	122,000	126,571
3.70%, 2/15/2026	500,000	516,705

		14,206,488

OFFICE & BUSINESS EQUIPMENT — 0.2%
Pitney Bowes, Inc.:
3.38%, 10/1/2021 (a)	375,000	372,289
3.88%, 5/15/2022	2,650,000	2,649,947
4.63%, 3/15/2024 (a)	222,000	227,486
6.25%, 3/15/2019	135,000	143,109
Xerox Corp.:
2.75%, 3/15/2019	250,000	251,502
2.75%, 9/1/2020	160,000	159,779
2.80%, 5/15/2020	300,000	300,900
3.50%, 8/20/2020	200,000	203,810
3.80%, 5/15/2024	20,000	19,869
4.50%, 5/15/2021	480,000	504,077
5.63%, 12/15/2019	300,000	321,207

		5,153,975

OIL & GAS — 4.8%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	545,000	535,261
4.85%, 3/15/2021	1,230,000	1,310,282
5.55%, 3/15/2026 (a)	789,000	876,563
6.95%, 6/15/2019	155,000	168,067
8.70%, 3/15/2019	157,000	173,221
Apache Corp.:
2.63%, 1/15/2023	295,000	288,383
3.25%, 4/15/2022	264,000	267,894
3.63%, 2/1/2021	685,000	706,262
6.90%, 9/15/2018	150,000	158,512
BP Capital Markets PLC:
1.68%, 5/3/2019	485,000	483,254
2.11%, 9/16/2021 (a)	220,000	217,985
2.24%, 5/10/2019	1,457,000	1,466,806
2.32%, 2/13/2020	2,036,000	2,053,530
2.50%, 11/6/2022	1,298,000	1,286,097
2.52%, 1/15/2020	439,000	444,777
2.75%, 5/10/2023	872,000	867,736
3.02%, 1/16/2027	300,000	292,185
3.06%, 3/17/2022	580,000	592,128
3.12%, 5/4/2026	563,000	556,751
3.22%, 11/28/2023	550,000	558,701
3.22%, 4/14/2024	905,000	913,326
3.25%, 5/6/2022	881,000	906,126
3.51%, 3/17/2025	857,000	876,000
3.54%, 11/4/2024	445,000	456,365
3.56%, 11/1/2021	602,000	629,084
3.81%, 2/10/2024	656,000	685,080
3.99%, 9/26/2023	219,000	232,449
4.50%, 10/1/2020	689,000	739,442
4.74%, 3/11/2021	1,315,000	1,428,103
4.75%, 3/10/2019	375,000	393,270
British Transco Finance, Inc. 6.63%, 6/1/2018	275,000	286,800
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	1,250,000	1,239,437
3.45%, 11/15/2021	289,000	296,841
3.80%, 4/15/2024	186,000	187,893
3.85%, 6/1/2027	750,000	744,045
3.90%, 2/1/2025	515,000	519,661
Cenovus Energy, Inc.:
3.00%, 8/15/2022	675,000	647,797
4.25%, 4/15/2027 (d)	550,000	525,167
5.70%, 10/15/2019	765,000	807,075
Chevron Corp.:
1.56%, 5/16/2019	783,000	780,620
1.69%, 2/28/2019	650,000	650,156
1.72%, 6/24/2018	880,000	881,478
1.79%, 11/16/2018	590,000	591,593
1.96%, 3/3/2020	1,015,000	1,017,842
1.99%, 3/3/2020	312,000	312,821
2.10%, 5/16/2021	695,000	692,303
2.19%, 11/15/2019	887,000	894,300
2.36%, 12/5/2022	881,000	876,331
2.41%, 3/3/2022	9,000	9,030
2.42%, 11/17/2020	500,000	506,250
2.43%, 6/24/2020	390,000	394,840

See accompanying notes to financial statements.

110

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
2.50%, 3/3/2022	$350,000	$353,192
2.57%, 5/16/2023	402,000	402,812
2.90%, 3/3/2024	650,000	655,187
2.95%, 5/16/2026	1,205,000	1,196,951
3.19%, 6/24/2023	499,000	516,425
3.33%, 11/17/2025 (a)	535,000	548,535
4.95%, 3/3/2019	860,000	905,030
Cimarex Energy Co.:
3.90%, 5/15/2027	465,000	467,553
4.38%, 6/1/2024	925,000	971,093
ConocoPhillips 5.75%, 2/1/2019	658,000	696,631
ConocoPhillips Co.:
2.20%, 5/15/2020 (a)	22,000	22,054
2.40%, 12/15/2022	486,000	477,825
2.88%, 11/15/2021	1,165,000	1,183,966
3.35%, 11/15/2024	520,000	530,130
3.35%, 5/15/2025 (a)	260,000	263,731
4.20%, 3/15/2021	830,000	881,651
4.95%, 3/15/2026	664,000	738,335
Devon Energy Corp.:
3.25%, 5/15/2022	686,000	683,030
4.00%, 7/15/2021	350,000	360,405
5.85%, 12/15/2025	465,000	529,877
Encana Corp.:
3.90%, 11/15/2021	590,000	600,325
6.50%, 5/15/2019	5,000	5,344
EOG Resources, Inc.:
2.45%, 4/1/2020	253,000	254,159
2.63%, 3/15/2023	867,000	856,891
3.15%, 4/1/2025	100,000	98,934
4.10%, 2/1/2021	305,000	321,327
4.15%, 1/15/2026	525,000	552,526
4.40%, 6/1/2020	250,000	264,467
5.63%, 6/1/2019	500,000	533,025
EQT Corp.:
4.88%, 11/15/2021	650,000	696,579
8.13%, 6/1/2019	200,000	220,552
Exxon Mobil Corp.:
1.71%, 3/1/2019	550,000	551,320
1.82%, 3/15/2019	1,473,000	1,478,391
1.91%, 3/6/2020	790,000	792,117
2.22%, 3/1/2021	1,142,000	1,149,252
2.40%, 3/6/2022	771,000	774,986
2.71%, 3/6/2025	1,212,000	1,204,898
2.73%, 3/1/2023	691,000	698,449
3.04%, 3/1/2026	1,737,000	1,749,506
3.18%, 3/15/2024	774,000	796,516
Helmerich & Payne International Drilling Co. 4.65%, 3/15/2025	50,000	52,628
Hess Corp.:
3.50%, 7/15/2024	80,000	77,965
4.30%, 4/1/2027	553,000	541,547
8.13%, 2/15/2019	300,000	325,533
HollyFrontier Corp. 5.88%, 4/1/2026	775,000	821,810
Husky Energy, Inc.:
3.95%, 4/15/2022	154,000	160,710
4.00%, 4/15/2024	640,000	648,915
7.25%, 12/15/2019	545,000	607,550
Kerr-McGee Corp. 6.95%, 7/1/2024	100,000	117,414
Marathon Oil Corp.:
2.70%, 6/1/2020	236,000	233,862
2.80%, 11/1/2022	1,045,000	1,005,990
3.85%, 6/1/2025	528,000	516,548
Marathon Petroleum Corp.:
2.70%, 12/14/2018	220,000	221,775
3.40%, 12/15/2020	250,000	257,423
3.63%, 9/15/2024	550,000	554,840
5.13%, 3/1/2021	683,000	739,102
Nabors Industries, Inc.:
4.63%, 9/15/2021	400,000	384,292
5.00%, 9/15/2020 (e)	145,000	144,981
5.10%, 9/15/2023	115,000	108,830
5.50%, 1/15/2023 (d)	472,000	447,008
9.25%, 1/15/2019	474,000	517,006
Noble Energy, Inc.:
3.90%, 11/15/2024	550,000	563,354
4.15%, 12/15/2021	590,000	621,341
5.63%, 5/1/2021	104,000	106,834
8.25%, 3/1/2019	544,000	595,805
Occidental Petroleum Corp.:
2.60%, 4/15/2022	350,000	351,148
2.70%, 2/15/2023	252,000	251,861
3.13%, 2/15/2022	245,000	251,595
3.40%, 4/15/2026	950,000	956,812
3.50%, 6/15/2025	150,000	153,418
Series 1, 4.10%, 2/1/2021	1,324,000	1,399,243
Phillips 66 4.30%, 4/1/2022	1,140,000	1,220,507
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	350,000	359,856
3.95%, 7/15/2022	461,000	483,345
7.50%, 1/15/2020	314,000	353,153
Sasol Financing International, Ltd. 4.50%, 11/14/2022	165,000	168,722
Shell International Finance B.V.:
1.38%, 5/10/2019	958,000	952,137
1.38%, 9/12/2019	500,000	495,630
1.63%, 11/10/2018	763,000	762,794
1.75%, 9/12/2021	458,000	449,037
1.88%, 5/10/2021	1,031,000	1,018,247
1.90%, 8/10/2018	1,058,000	1,060,486
2.00%, 11/15/2018	605,000	607,487
2.13%, 5/11/2020	607,000	609,901
2.25%, 11/10/2020	1,342,000	1,351,032
2.25%, 1/6/2023	230,000	225,710
2.38%, 8/21/2022	542,000	539,274
2.50%, 9/12/2026	565,000	539,795
2.88%, 5/10/2026	900,000	887,238
3.25%, 5/11/2025	2,109,000	2,149,999
3.40%, 8/12/2023	604,000	628,003
4.30%, 9/22/2019	1,426,000	1,500,808
4.38%, 3/25/2020	781,000	830,390
Suncor Energy, Inc. 3.60%, 12/1/2024	630,000	644,219
Tesoro Corp.:
4.75%, 12/15/2023 (d)	500,000	539,300
5.13%, 12/15/2026 (d)	500,000	544,100

See accompanying notes to financial statements.

111

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Total Capital Canada, Ltd. 2.75%, 7/15/2023	$413,000	$415,416
Total Capital International SA:
2.10%, 6/19/2019	768,000	773,952
2.13%, 1/10/2019	818,000	822,491
2.70%, 1/25/2023	271,000	272,377
2.75%, 6/19/2021	360,000	367,261
2.88%, 2/17/2022	645,000	656,778
3.70%, 1/15/2024	656,000	689,482
Total Capital SA:
2.13%, 8/10/2018	750,000	754,373
4.13%, 1/28/2021	255,000	271,618
4.25%, 12/15/2021	100,000	107,688
4.45%, 6/24/2020	1,250,000	1,337,750
Valero Energy Corp.:
3.40%, 9/15/2026	575,000	562,793
3.65%, 3/15/2025	400,000	407,496
6.13%, 2/1/2020	666,000	730,322
9.38%, 3/15/2019	525,000	587,107
XTO Energy, Inc.:
5.50%, 6/15/2018	250,000	259,232
6.50%, 12/15/2018	250,000	266,755

		101,351,098

OIL & GAS SERVICES — 0.3%
Baker Hughes, Inc.:
3.20%, 8/15/2021	329,000	337,676
7.50%, 11/15/2018	373,000	400,169
Halliburton Co.:
2.00%, 8/1/2018	100,000	100,028
3.25%, 11/15/2021	880,000	903,047
3.50%, 8/1/2023	587,000	603,283
3.80%, 11/15/2025	1,017,000	1,041,906
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,158,000	1,117,864
Oceaneering International, Inc. 4.65%, 11/15/2024	1,150,000	1,133,797
Schlumberger Investment SA 3.65%, 12/1/2023	882,000	926,806
TechnipFMC PLC 3.45%, 10/1/2022 (d)	248,000	246,157

		6,810,733

PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc.:
3.10%, 9/15/2026	350,000	341,002
4.50%, 10/15/2021	400,000	425,744
Packaging Corp. of America:
3.65%, 9/15/2024	600,000	611,778
4.50%, 11/1/2023	558,000	600,776
WestRock RKT Co.:
3.50%, 3/1/2020	55,000	56,415
4.00%, 3/1/2023	530,000	554,862
4.90%, 3/1/2022	505,000	549,410

		3,139,987

PHARMACEUTICALS — 5.1%
Abbott Laboratories:
2.55%, 3/15/2022	750,000	744,607
2.95%, 3/15/2025	734,000	714,879
5.13%, 4/1/2019	422,000	443,961
AbbVie, Inc.:
2.00%, 11/6/2018	704,000	705,415
2.30%, 5/14/2021	1,050,000	1,046,860
2.50%, 5/14/2020	2,575,000	2,603,196
2.85%, 5/14/2023	557,000	555,524
2.90%, 11/6/2022	2,074,000	2,093,869
3.20%, 11/6/2022	422,000	431,567
3.20%, 5/14/2026	1,550,000	1,533,338
3.60%, 5/14/2025	2,007,000	2,052,559
Actavis, Inc. 3.25%, 10/1/2022	1,201,000	1,226,918
Allergan Funding SCS:
2.45%, 6/15/2019	297,000	298,675
3.00%, 3/12/2020	3,595,000	3,670,926
3.45%, 3/15/2022	970,000	1,001,050
3.80%, 3/15/2025	2,220,000	2,296,457
3.85%, 6/15/2024	620,000	645,842
Allergan, Inc.:
2.80%, 3/15/2023	910,000	901,237
3.38%, 9/15/2020	100,000	102,952
AmerisourceBergen Corp.:
3.25%, 3/1/2025	188,000	190,030
3.40%, 5/15/2024	400,000	410,624
3.50%, 11/15/2021	170,000	176,179
4.88%, 11/15/2019	250,000	265,605
AstraZeneca PLC:
1.75%, 11/16/2018	674,000	674,162
1.95%, 9/18/2019	867,000	868,985
2.38%, 11/16/2020	742,000	747,921
2.38%, 6/12/2022	3,650,000	3,646,532
3.13%, 6/12/2027	750,000	745,193
3.38%, 11/16/2025	660,000	673,781
Baxalta, Inc.:
2.00%, 6/22/2018	35,000	35,056
3.60%, 6/23/2022	200,000	207,018
4.00%, 6/23/2025	965,000	1,006,717
Bristol-Myers Squibb Co.:
1.60%, 2/27/2019	350,000	349,436
1.75%, 3/1/2019	276,000	276,662
2.00%, 8/1/2022	356,000	350,941
3.25%, 11/1/2023	435,000	449,803
3.25%, 2/27/2027	500,000	505,105
7.15%, 6/15/2023	186,000	228,771
Cardinal Health, Inc.:
1.95%, 6/14/2019	2,500,000	2,503,125
1.95%, 6/15/2018	287,000	287,795
2.40%, 11/15/2019	965,000	970,645
2.62%, 6/15/2022	2,700,000	2,704,698
3.08%, 6/15/2024	500,000	501,805
3.20%, 3/15/2023	365,000	372,110
3.41%, 6/15/2027	1,850,000	1,855,143
3.50%, 11/15/2024	100,000	102,131
4.63%, 12/15/2020	70,000	75,038
Eli Lilly & Co.:
1.95%, 3/15/2019	484,000	486,251
2.35%, 5/15/2022	1,265,000	1,269,352
2.75%, 6/1/2025	170,000	169,124
3.10%, 5/15/2027	610,000	614,917

See accompanying notes to financial statements.

112

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Express Scripts Holding Co.:
2.25%, 6/15/2019	$900,000	$902,565
3.00%, 7/15/2023	600,000	598,920
3.30%, 2/25/2021	155,000	158,577
3.50%, 6/15/2024	170,000	171,335
3.90%, 2/15/2022	1,057,000	1,105,379
4.50%, 2/25/2026	780,000	827,229
4.75%, 11/15/2021	830,000	897,587
7.25%, 6/15/2019	60,000	65,657
GlaxoSmithKline Capital PLC 2.85%, 5/8/2022	1,176,000	1,201,731
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/2023	490,000	497,688
Johnson & Johnson:
1.13%, 3/1/2019	588,000	584,619
1.65%, 12/5/2018	144,000	144,361
1.65%, 3/1/2021	631,000	624,690
1.88%, 12/5/2019	100,000	100,592
2.05%, 3/1/2023	400,000	395,352
2.25%, 3/3/2022	714,000	718,384
2.45%, 12/5/2021	15,000	15,242
2.45%, 3/1/2026	1,425,000	1,389,731
2.95%, 9/1/2020	330,000	341,474
2.95%, 3/3/2027	486,000	493,188
3.38%, 12/5/2023	400,000	426,500
3.55%, 5/15/2021	100,000	105,749
5.15%, 7/15/2018	638,000	661,778
McKesson Corp.:
2.28%, 3/15/2019	437,000	439,277
2.70%, 12/15/2022	100,000	99,697
2.85%, 3/15/2023	100,000	99,809
3.80%, 3/15/2024	530,000	553,182
4.75%, 3/1/2021	415,000	445,146
7.50%, 2/15/2019	415,000	450,126
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	380,000	389,652
4.13%, 11/15/2025	272,000	292,528
4.90%, 11/1/2019	279,000	296,658
Medco Health Solutions, Inc. 4.13%, 9/15/2020	161,000	168,506
Merck & Co., Inc.:
1.85%, 2/10/2020	740,000	741,384
2.35%, 2/10/2022	495,000	499,019
2.40%, 9/15/2022	1,303,000	1,313,867
2.75%, 2/10/2025	1,752,000	1,744,274
2.80%, 5/18/2023	700,000	713,006
3.88%, 1/15/2021	715,000	757,592
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	510,000	542,155
Mylan NV:
2.50%, 6/7/2019	702,000	707,707
3.00%, 12/15/2018	220,000	223,012
3.15%, 6/15/2021	525,000	534,098
3.75%, 12/15/2020	400,000	415,580
3.95%, 6/15/2026	1,361,000	1,380,367
Mylan, Inc.:
2.55%, 3/28/2019	200,000	201,338
2.60%, 6/24/2018	505,000	508,591
4.20%, 11/29/2023	401,000	420,228
Novartis Capital Corp.:
1.80%, 2/14/2020	620,000	619,826
2.40%, 5/17/2022	1,080,000	1,088,424
2.40%, 9/21/2022	801,000	804,356
3.00%, 11/20/2025	1,206,000	1,218,554
3.40%, 5/6/2024	969,000	1,011,423
4.40%, 4/24/2020	481,000	513,761
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	1,831,000	1,927,329
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	200,000	203,276
4.38%, 3/15/2026	700,000	721,889
Pfizer, Inc.:
1.45%, 6/3/2019	550,000	547,767
1.50%, 6/15/2018	239,000	239,186
1.70%, 12/15/2019	1,250,000	1,251,250
1.95%, 6/3/2021	500,000	499,135
2.10%, 5/15/2019	829,000	836,378
2.20%, 12/15/2021	550,000	551,094
3.00%, 6/15/2023	545,000	562,560
3.00%, 12/15/2026	946,000	949,349
3.40%, 5/15/2024	737,000	772,081
Pharmacia Corp. 6.50%, 12/1/2018	360,000	383,688
Sanofi 4.00%, 3/29/2021	1,114,000	1,184,951
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	1,600,000	1,592,624
2.40%, 9/23/2021	1,658,000	1,641,200
2.88%, 9/23/2023	1,210,000	1,198,178
3.20%, 9/23/2026	1,590,000	1,557,628
Teva Pharmaceutical Finance Co. B.V.:
2.95%, 12/18/2022	285,000	283,390
Series 2, 3.65%, 11/10/2021	825,000	850,897
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	200,000	206,146
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	200,000	199,792
Teva Pharmaceutical Finance Netherlands III B.V.:
1.70%, 7/19/2019	980,000	971,102
2.20%, 7/21/2021	1,825,000	1,790,508
2.80%, 7/21/2023	2,030,000	1,977,403
3.15%, 10/1/2026	2,520,000	2,394,529
Wyeth LLC 6.45%, 2/1/2024	340,000	413,848
Zoetis, Inc.:
3.25%, 2/1/2023	1,328,000	1,362,209
3.45%, 11/13/2020	195,000	201,722
4.50%, 11/13/2025	300,000	328,629

		106,011,696

PIPELINES — 3.4%
Boardwalk Pipelines L.P.:
4.95%, 12/15/2024	300,000	317,079
5.75%, 9/15/2019	150,000	159,366
5.95%, 6/1/2026	425,000	473,654
Buckeye Partners L.P.:
2.65%, 11/15/2018	150,000	150,763
4.15%, 7/1/2023	255,000	263,321
4.35%, 10/15/2024	490,000	505,935

See accompanying notes to financial statements.

113

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
4.88%, 2/1/2021	$835,000	$884,983
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	435,000	445,557
4.50%, 6/1/2025	375,000	399,300
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	10,000	9,917
3.90%, 5/15/2024	315,000	312,543
4.40%, 3/15/2027	725,000	729,792
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	83,000	86,870
4.38%, 10/15/2020	419,000	440,796
5.20%, 3/15/2020	500,000	534,070
9.88%, 3/1/2019	400,000	447,644
Enbridge, Inc.:
2.90%, 7/15/2022 (g)	1,295,000	1,295,531
3.50%, 6/10/2024	200,000	199,736
3.70%, 7/15/2027 (g)	500,000	499,925
4.00%, 10/1/2023	245,000	256,633
4.25%, 12/1/2026	650,000	677,593
Energy Transfer L.P.:
2.50%, 6/15/2018	175,000	175,940
3.60%, 2/1/2023	350,000	351,767
4.05%, 3/15/2025	412,000	412,470
4.15%, 10/1/2020	666,000	691,681
4.20%, 4/15/2027	250,000	249,520
4.65%, 6/1/2021	533,000	562,123
4.75%, 1/15/2026	505,000	526,240
4.90%, 2/1/2024	544,000	574,274
5.20%, 2/1/2022	655,000	704,714
6.70%, 7/1/2018	429,000	447,451
9.00%, 4/15/2019	100,000	111,247
9.70%, 3/15/2019	102,000	114,194
EnLink Midstream Partners L.P.:
2.70%, 4/1/2019	200,000	199,756
4.15%, 6/1/2025	330,000	327,614
4.40%, 4/1/2024	500,000	508,690
4.85%, 7/15/2026	210,000	217,598
Enterprise Products Operating LLC:
2.55%, 10/15/2019	544,000	548,570
2.85%, 4/15/2021	495,000	499,910
3.35%, 3/15/2023	1,270,000	1,304,138
3.70%, 2/15/2026	435,000	442,647
3.75%, 2/15/2025	707,000	727,736
3.90%, 2/15/2024	120,000	124,886
4.05%, 2/15/2022	150,000	158,712
5.20%, 9/1/2020	350,000	379,869
5.25%, 1/31/2020	111,000	119,192
Series N, 6.50%, 1/31/2019	1,567,000	1,672,835
EQT Midstream Partners L.P.:
4.00%, 8/1/2024	255,000	259,021
4.13%, 12/1/2026	165,000	166,833
Kinder Morgan Energy Partners L.P.:
2.65%, 2/1/2019	702,000	707,118
3.45%, 2/15/2023	250,000	251,127
3.50%, 3/1/2021	485,000	496,766
3.50%, 9/1/2023	700,000	705,775
3.95%, 9/1/2022	649,000	669,619
4.15%, 3/1/2022	150,000	156,462
4.15%, 2/1/2024	16,000	16,436
4.25%, 9/1/2024	467,000	482,406
4.30%, 5/1/2024	200,000	206,886
5.00%, 10/1/2021	305,000	328,418
5.30%, 9/15/2020	378,000	406,974
6.50%, 4/1/2020	421,000	463,420
6.85%, 2/15/2020	219,000	242,650
9.00%, 2/1/2019	150,000	165,214
Kinder Morgan, Inc.:
3.05%, 12/1/2019	1,419,000	1,442,513
4.30%, 6/1/2025	1,098,000	1,138,835
6.50%, 9/15/2020	370,000	411,355
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	103,000	108,486
5.00%, 3/1/2026	950,000	1,050,282
6.55%, 7/15/2019	256,000	277,463
MPLX L.P.:
4.00%, 2/15/2025	575,000	578,226
4.13%, 3/1/2027	935,000	941,068
4.50%, 7/15/2023	260,000	275,733
4.88%, 12/1/2024	500,000	532,645
4.88%, 6/1/2025	870,000	923,783
5.50%, 2/15/2023	1,192,000	1,228,249
ONEOK Partners L.P.:
3.20%, 9/15/2018	415,000	419,806
3.38%, 10/1/2022	702,000	708,192
3.80%, 3/15/2020	50,000	51,461
4.90%, 3/15/2025	300,000	321,282
8.63%, 3/1/2019	350,000	384,727
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	75,000	75,312
3.55%, 10/1/2026	575,000	558,704
3.61%, 2/15/2025	75,000	74,457
Plains All American Pipeline L.P./PAA Finance Corp.:
2.60%, 12/15/2019	125,000	125,402
2.85%, 1/31/2023	500,000	485,200
3.60%, 11/1/2024	538,000	524,577
3.65%, 6/1/2022	480,000	489,130
3.85%, 10/15/2023	174,000	174,781
4.50%, 12/15/2026	325,000	330,148
4.65%, 10/15/2025	425,000	436,088
5.00%, 2/1/2021	102,000	108,977
5.75%, 1/15/2020	270,000	291,292
8.75%, 5/1/2019	450,000	499,941
Regency Energy Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	425,000	440,797
5.00%, 10/1/2022	389,000	416,930
5.50%, 4/15/2023	69,000	71,509
5.88%, 3/1/2022	528,000	581,629
6.50%, 7/15/2021 (e)	69,000	70,736
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	213,000	226,707
5.63%, 2/1/2021	1,325,000	1,443,229
5.63%, 4/15/2023	695,000	773,507
5.63%, 3/1/2025	1,580,000	1,740,318
5.75%, 5/15/2024	1,582,000	1,762,825
5.88%, 6/30/2026	1,100,000	1,232,308
6.25%, 3/15/2022	520,000	588,645

See accompanying notes to financial statements.

114

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 6/15/2021	$450,000	$477,166
Spectra Energy Capital LLC:
3.30%, 3/15/2023	249,000	250,083
8.00%, 10/1/2019	450,000	512,761
Spectra Energy Partners L.P.:
2.95%, 9/25/2018	159,000	160,806
3.38%, 10/15/2026	480,000	469,618
3.50%, 3/15/2025	300,000	298,506
4.75%, 3/15/2024	510,000	548,842
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	310,000	310,766
3.90%, 7/15/2026	350,000	343,339
4.25%, 4/1/2024	50,000	51,128
4.40%, 4/1/2021	150,000	157,630
5.95%, 12/1/2025	1,070,000	1,201,781
TC PipeLines L.P.:
3.90%, 5/25/2027	700,000	700,000
4.38%, 3/13/2025	350,000	363,531
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	679,000	678,172
3.13%, 1/15/2019	126,000	128,332
3.75%, 10/16/2023	450,000	471,631
3.80%, 10/1/2020	197,000	206,340
4.88%, 1/15/2026	810,000	905,183
6.50%, 8/15/2018	560,000	587,955
7.13%, 1/15/2019	250,000	268,878
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	550,000	708,791
Valero Energy Partners L.P. 4.38%, 12/15/2026	455,000	465,720
Western Gas Partners L.P.:
2.60%, 8/15/2018	300,000	300,810
3.95%, 6/1/2025	25,000	24,888
4.00%, 7/1/2022	206,000	211,416
4.65%, 7/1/2026	350,000	365,323
5.38%, 6/1/2021	414,000	445,518
Williams Partners L.P.:
3.35%, 8/15/2022	970,000	975,306
3.60%, 3/15/2022	548,000	560,012
3.75%, 6/15/2027	2,400,000	2,383,344
3.90%, 1/15/2025	525,000	531,116
4.00%, 11/15/2021	358,000	372,553
4.00%, 9/15/2025	505,000	513,838
4.13%, 11/15/2020	150,000	156,565
4.30%, 3/4/2024	710,000	740,566
4.50%, 11/15/2023	575,000	611,237
5.25%, 3/15/2020	600,000	645,546
Williams Partners L.P./ACMP Finance Corp.:
4.88%, 5/15/2023	431,000	447,497
4.88%, 3/15/2024	308,000	321,808

		71,161,464

REAL ESTATE — 0.1%
American Campus Communities Operating Partnership L.P.:
3.35%, 10/1/2020	350,000	358,869
4.13%, 7/1/2024	100,000	104,658
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	255,000	259,350
CBRE Services, Inc.:
4.88%, 3/1/2026	152,000	162,252
5.00%, 3/15/2023	415,000	433,941
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	371,000	394,173
Prologis L.P.:
3.35%, 2/1/2021	250,000	257,955
3.75%, 11/1/2025	335,000	349,130
4.25%, 8/15/2023	491,000	530,580

		2,850,908

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Alexandria Real Estate Equities, Inc.:
3.90%, 6/15/2023	344,000	354,382
4.30%, 1/15/2026	94,000	97,652
4.60%, 4/1/2022	419,000	446,826
American Tower Corp.:
2.25%, 1/15/2022	748,000	731,194
2.80%, 6/1/2020	400,000	405,608
3.30%, 2/15/2021	445,000	456,628
3.38%, 10/15/2026	340,000	332,700
3.40%, 2/15/2019	620,000	632,760
3.45%, 9/15/2021	224,000	231,466
3.50%, 1/31/2023	463,000	473,843
3.55%, 7/15/2027	650,000	645,430
4.00%, 6/1/2025	550,000	566,296
4.40%, 2/15/2026	43,000	45,052
4.70%, 3/15/2022	125,000	135,294
5.00%, 2/15/2024	531,000	584,121
5.05%, 9/1/2020	543,000	584,404
5.90%, 11/1/2021	450,000	506,115
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	200,000	202,284
Series GMTN, 3.45%, 6/1/2025	100,000	101,735
Series GMTN, 3.50%, 11/15/2024	300,000	306,579
Series GMTN, 3.50%, 11/15/2025	200,000	203,612
Series GMTN, 3.63%, 10/1/2020	165,000	170,904
Series MTN, 2.90%, 10/15/2026	300,000	290,037
Series MTN, 3.35%, 5/15/2027	1,575,000	1,576,292
Boston Properties L.P.:
2.75%, 10/1/2026	315,000	297,218
3.13%, 9/1/2023	360,000	363,798
3.65%, 2/1/2026	555,000	562,620
3.70%, 11/15/2018	780,000	795,928
3.80%, 2/1/2024	13,000	13,478
3.85%, 2/1/2023	826,000	867,160
4.13%, 5/15/2021	512,000	540,129
5.63%, 11/15/2020	230,000	252,312
5.88%, 10/15/2019	696,000	746,265
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	550,000	537,707
3.65%, 6/15/2024	2,275,000	2,244,606

See accompanying notes to financial statements.

115

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.85%, 2/1/2025	$70,000	$69,264
3.88%, 8/15/2022	158,000	161,767
4.13%, 6/15/2026	389,000	386,713
Camden Property Trust 2.95%, 12/15/2022	300,000	297,426
CBL & Associates L.P.:
5.25%, 12/1/2023	563,000	549,370
5.95%, 12/15/2026 (a)	365,000	361,014
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	150,000	145,518
4.15%, 4/1/2025	50,000	50,572
Corporate Office Properties L.P.:
3.60%, 5/15/2023	100,000	99,351
3.70%, 6/15/2021	150,000	153,440
5.00%, 7/1/2025	200,000	210,190
Crown Castle International Corp.:
2.25%, 9/1/2021	425,000	417,286
3.40%, 2/15/2021	805,000	827,113
3.70%, 6/15/2026	325,000	327,671
4.00%, 3/1/2027	580,000	598,050
4.45%, 2/15/2026	865,000	917,938
4.88%, 4/15/2022	340,000	371,314
5.25%, 1/15/2023	684,000	759,315
CubeSmart L.P.:
3.13%, 9/1/2026	350,000	332,927
4.38%, 12/15/2023	290,000	306,063
DCT Industrial Operating Partnership L.P. 4.50%, 10/15/2023	250,000	262,165
DDR Corp.:
3.38%, 5/15/2023	550,000	532,774
3.50%, 1/15/2021	100,000	101,136
3.63%, 2/1/2025	165,000	157,092
4.25%, 2/1/2026	64,000	62,782
4.63%, 7/15/2022	245,000	256,606
4.70%, 6/1/2027	335,000	336,286
7.88%, 9/1/2020	150,000	171,702
Digital Realty Trust L.P.:
3.40%, 10/1/2020	150,000	153,720
3.63%, 10/1/2022	288,000	294,869
3.95%, 7/1/2022	100,000	104,080
5.25%, 3/15/2021	475,000	513,917
5.88%, 2/1/2020	54,000	58,337
Duke Realty L.P.:
3.25%, 6/30/2026	350,000	343,973
3.75%, 12/1/2024	350,000	358,837
3.88%, 10/15/2022	200,000	208,584
4.38%, 6/15/2022	250,000	265,718
EPR Properties:
4.50%, 4/1/2025	100,000	101,038
4.50%, 6/1/2027	1,100,000	1,105,170
4.75%, 12/15/2026	250,000	255,312
5.75%, 8/15/2022	300,000	330,846
ERP Operating L.P.:
2.38%, 7/1/2019	434,000	436,413
2.85%, 11/1/2026	445,000	427,632
3.00%, 4/15/2023	244,000	244,605
3.38%, 6/1/2025	111,000	111,434
4.63%, 12/15/2021	192,000	207,185
4.75%, 7/15/2020	97,000	103,370
Essex Portfolio L.P.:
3.25%, 5/1/2023	25,000	25,039
3.38%, 4/15/2026	650,000	638,482
3.50%, 4/1/2025	100,000	100,003
3.63%, 5/1/2027	100,000	99,802
3.88%, 5/1/2024	690,000	710,997
Federal Realty Investment Trust 3.25%, 7/15/2027	775,000	763,383
Government Properties Income Trust 3.75%, 8/15/2019	650,000	655,882
HCP, Inc.:
3.15%, 8/1/2022	375,000	376,162
3.40%, 2/1/2025	407,000	400,346
3.75%, 2/1/2019	758,000	773,228
3.88%, 8/15/2024	512,000	521,119
4.00%, 12/1/2022	400,000	417,188
4.00%, 6/1/2025	220,000	224,690
4.20%, 3/1/2024	250,000	258,820
4.25%, 11/15/2023	435,000	455,993
5.38%, 2/1/2021	667,000	726,470
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022 (a)	1,150,000	1,150,104
3.38%, 7/15/2021	100,000	102,080
3.50%, 8/1/2026	310,000	302,197
Highwoods Realty L.P.:
3.20%, 6/15/2021	300,000	302,547
3.88%, 3/1/2027	200,000	199,602
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	156,042
4.50%, 6/15/2023	200,000	209,582
4.50%, 3/15/2025	250,000	256,682
4.65%, 3/15/2024	190,000	198,219
4.95%, 2/15/2027	320,000	333,386
5.00%, 8/15/2022	278,000	297,896
5.25%, 2/15/2026	475,000	504,312
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	350,000	354,910
Series C, 4.75%, 3/1/2023	353,000	376,707
Series D, 3.75%, 10/15/2023	245,000	249,604
Series E, 4.00%, 6/15/2025	565,000	572,413
Series F, 4.50%, 2/1/2026	89,000	92,715
Kilroy Realty L.P. 4.38%, 10/1/2025	100,000	104,676
Kimco Realty Corp.:
2.80%, 10/1/2026	350,000	324,069
3.13%, 6/1/2023	300,000	297,426
3.20%, 5/1/2021	88,000	89,460
3.40%, 11/1/2022	150,000	152,955
3.80%, 4/1/2027 (a)	550,000	550,286
6.88%, 10/1/2019	100,000	110,020
Kite Realty Group L.P. 4.00%, 10/1/2026	150,000	142,164
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	290,259
4.13%, 6/15/2022	125,000	130,870
4.40%, 2/15/2024	200,000	211,236
4.75%, 10/1/2020	500,000	529,525

See accompanying notes to financial statements.

116

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Lifestorage L.P. 3.50%, 7/1/2026	$275,000	$262,672
Mack-Cali Realty L.P. 4.50%, 4/18/2022	100,000	101,974
Mid-America Apartments L.P.:
3.60%, 6/1/2027	575,000	573,666
4.00%, 11/15/2025	300,000	310,587
4.30%, 10/15/2023	125,000	132,191
National Retail Properties, Inc.:
3.60%, 12/15/2026	180,000	177,975
3.80%, 10/15/2022	100,000	103,490
3.90%, 6/15/2024	150,000	153,735
4.00%, 11/15/2025	330,000	337,547
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	514,000	527,019
4.50%, 1/15/2025	625,000	632,881
4.95%, 4/1/2024	200,000	209,012
Physicians Realty L.P. 4.30%, 3/15/2027	750,000	760,882
Piedmont Operating Partnership L.P. 4.45%, 3/15/2024	650,000	664,716
Rayonier, Inc. 3.75%, 4/1/2022	100,000	101,029
Realty Income Corp.:
3.25%, 10/15/2022	150,000	152,084
3.88%, 7/15/2024	450,000	464,315
4.13%, 10/15/2026	570,000	589,169
4.65%, 8/1/2023	44,000	47,608
6.75%, 8/15/2019	530,000	579,020
Regency Centers L.P. 3.60%, 2/1/2027	610,000	608,438
Select Income REIT:
3.60%, 2/1/2020	300,000	304,149
4.25%, 5/15/2024	1,000,000	992,200
4.50%, 2/1/2025	485,000	485,820
Senior Housing Properties Trust 3.25%, 5/1/2019	375,000	379,009
Simon Property Group L.P.:
2.20%, 2/1/2019	66,000	66,381
2.35%, 1/30/2022	350,000	346,773
2.50%, 9/1/2020	150,000	151,593
2.50%, 7/15/2021	240,000	240,607
2.63%, 6/15/2022	2,500,000	2,505,100
2.75%, 2/1/2023	375,000	372,960
3.25%, 11/30/2026	350,000	347,694
3.30%, 1/15/2026	278,000	278,011
3.38%, 3/15/2022	468,000	482,878
3.38%, 10/1/2024	541,000	550,484
3.38%, 6/15/2027	1,405,000	1,400,476
3.50%, 9/1/2025	230,000	233,547
3.75%, 2/1/2024	436,000	452,860
4.13%, 12/1/2021	425,000	451,996
4.38%, 3/1/2021	408,000	434,251
Tanger Properties L.P.:
3.13%, 9/1/2026	280,000	262,321
6.13%, 6/1/2020	300,000	327,594
UDR, Inc.:
Series 0001, 4.63%, 1/10/2022	50,000	53,297
Series MTN, 2.95%, 9/1/2026	410,000	387,606
Series MTN, 3.50%, 7/1/2027	500,000	495,035
Series MTN, 3.75%, 7/1/2024	25,000	25,534
Series MTN, 4.00%, 10/1/2025	150,000	154,633
Series MTN, 4.25%, 6/1/2018	175,000	178,855
Ventas Realty L.P.:
3.10%, 1/15/2023	350,000	350,522
3.13%, 6/15/2023	457,000	454,948
3.25%, 10/15/2026	1,075,000	1,031,914
3.50%, 2/1/2025	295,000	293,198
3.85%, 4/1/2027	350,000	352,366
4.13%, 1/15/2026	448,000	460,772
Ventas Realty L.P. / Ventas Capital Corp.:
4.25%, 3/1/2022	443,000	467,622
4.75%, 6/1/2021	406,000	434,737
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	225,000	226,838
3.25%, 8/15/2022	10,000	10,138
4.00%, 4/30/2019	228,000	234,338
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	375,000	378,555
4.13%, 6/1/2021	200,000	208,671
4.60%, 2/6/2024	250,000	260,647
4.88%, 6/1/2026	305,000	322,243
Vornado Realty L.P. 5.00%, 1/15/2022	430,000	466,180
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	101,320
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	252,747
Welltower, Inc.:
4.00%, 6/1/2025	762,000	788,990
4.13%, 4/1/2019	400,000	411,800
4.25%, 4/1/2026	100,000	104,666
4.50%, 1/15/2024	100,000	106,656
4.95%, 1/15/2021	447,000	479,676
5.25%, 1/15/2022	338,000	370,894
6.13%, 4/15/2020	150,000	164,619
Weyerhaeuser Co.:
4.63%, 9/15/2023	299,000	326,092
7.38%, 10/1/2019	600,000	665,994
WP Carey, Inc.:
4.00%, 2/1/2025	200,000	200,112
4.60%, 4/1/2024	300,000	312,372

		77,981,169

RETAIL — 3.2%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	450,000	478,368
5.75%, 5/1/2020	150,000	162,669
AutoNation, Inc.:
3.35%, 1/15/2021	50,000	50,885
4.50%, 10/1/2025	145,000	151,584
5.50%, 2/1/2020	300,000	321,804
AutoZone, Inc.:
3.13%, 7/15/2023	200,000	200,872
3.13%, 4/21/2026	175,000	168,583
3.25%, 4/15/2025	235,000	230,897
3.70%, 4/15/2022	450,000	467,653
3.75%, 6/1/2027	450,000	450,981
4.00%, 11/15/2020	452,000	473,768

See accompanying notes to financial statements.

117

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	$375,000	$371,820
Best Buy Co., Inc.:
5.00%, 8/1/2018	330,000	340,379
5.50%, 3/15/2021 (a)	450,000	489,897
Coach, Inc.:
3.00%, 7/15/2022	1,725,000	1,706,905
4.13%, 7/15/2027	600,000	595,500
4.25%, 4/1/2025	140,000	142,849
Costco Wholesale Corp.:
1.70%, 12/15/2019	781,000	778,923
1.75%, 2/15/2020	465,000	463,754
2.15%, 5/18/2021	2,075,000	2,075,913
2.25%, 2/15/2022	170,000	170,000
2.30%, 5/18/2022	1,184,000	1,181,443
2.75%, 5/18/2024	1,000,000	999,900
3.00%, 5/18/2027	650,000	648,849
CVS Health Corp.:
2.13%, 6/1/2021	1,157,000	1,144,088
2.25%, 12/5/2018	857,000	862,313
2.25%, 8/12/2019	1,607,000	1,616,321
2.75%, 12/1/2022	929,000	930,588
2.80%, 7/20/2020	964,000	981,458
2.88%, 6/1/2026	1,305,000	1,264,284
3.38%, 8/12/2024	330,000	335,326
3.50%, 7/20/2022	942,000	978,135
3.88%, 7/20/2025	1,866,000	1,944,260
4.00%, 12/5/2023	866,000	914,661
4.13%, 5/15/2021	500,000	528,950
4.75%, 12/1/2022	100,000	109,506
Darden Restaurants, Inc. 3.85%, 5/1/2027	505,000	512,954
Dollar General Corp.:
3.25%, 4/15/2023	740,000	753,527
3.88%, 4/15/2027	375,000	384,499
4.15%, 11/1/2025	135,000	142,332
Home Depot, Inc.:
1.80%, 6/5/2020	1,100,000	1,099,736
2.00%, 6/15/2019	526,000	529,503
2.00%, 4/1/2021	683,000	681,491
2.13%, 9/15/2026	456,000	426,223
2.25%, 9/10/2018	752,000	758,129
2.63%, 6/1/2022	1,030,000	1,045,594
2.70%, 4/1/2023	555,000	563,236
3.00%, 4/1/2026	918,000	923,095
3.35%, 9/15/2025	662,000	686,216
3.75%, 2/15/2024	987,000	1,050,829
3.95%, 9/15/2020	250,000	265,040
4.40%, 4/1/2021	360,000	388,044
Kohl’s Corp.:
4.00%, 11/1/2021	143,000	146,402
4.25%, 7/17/2025 (a)	250,000	246,197
4.75%, 12/15/2023	450,000	464,585
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	300,000	296,835
2.50%, 4/15/2026	715,000	686,958
3.10%, 5/3/2027	1,250,000	1,244,775
3.12%, 4/15/2022	473,000	488,803
3.13%, 9/15/2024	486,000	496,109
3.38%, 9/15/2025	745,000	767,626
3.88%, 9/15/2023	391,000	420,227
4.63%, 4/15/2020	136,000	144,235
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	475,000	435,052
3.45%, 1/15/2021	250,000	249,375
3.63%, 6/1/2024 (a)	454,000	418,211
3.88%, 1/15/2022	230,000	228,061
4.38%, 9/1/2023 (a)	90,000	88,444
6.65%, 7/15/2024	568,000	617,666
McDonald’s Corp.:
Series MTN, 2.10%, 12/7/2018	936,000	940,886
Series MTN, 2.20%, 5/26/2020	250,000	251,283
Series MTN, 2.63%, 1/15/2022	863,000	869,196
Series MTN, 2.75%, 12/9/2020	516,000	525,804
Series MTN, 3.25%, 6/10/2024	186,000	190,782
Series MTN, 3.38%, 5/26/2025	425,000	434,732
Series MTN, 3.50%, 7/15/2020	55,000	57,257
Series MTN, 3.50%, 3/1/2027	500,000	508,150
Series MTN, 3.63%, 5/20/2021	80,000	83,706
Series MTN, 3.70%, 1/30/2026	1,070,000	1,109,397
Series MTN, 5.00%, 2/1/2019	325,000	340,707
Nordstrom, Inc.:
4.00%, 10/15/2021	150,000	154,301
4.75%, 5/1/2020	267,000	279,322
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	928,000	933,392
3.80%, 9/1/2022	73,000	76,416
4.63%, 9/15/2021	100,000	107,879
4.88%, 1/14/2021	27,000	29,044
QVC, Inc.:
4.38%, 3/15/2023	955,000	969,841
4.45%, 2/15/2025	275,000	272,924
4.85%, 4/1/2024	505,000	516,090
5.13%, 7/2/2022	220,000	232,252
Signet UK Finance PLC 4.70%, 6/15/2024	525,000	509,623
Staples, Inc. 4.38%, 1/12/2023	615,000	622,946
Starbucks Corp.:
2.00%, 12/5/2018	250,000	251,650
2.10%, 2/4/2021	567,000	569,994
2.45%, 6/15/2026	150,000	144,501
2.70%, 6/15/2022	165,000	168,086
3.85%, 10/1/2023	456,000	490,665
Target Corp.:
2.30%, 6/26/2019	259,000	261,934
2.50%, 4/15/2026	710,000	673,449
2.90%, 1/15/2022	848,000	869,963
3.50%, 7/1/2024	173,000	179,498
3.88%, 7/15/2020	413,000	435,860
TJX Cos., Inc.:
2.25%, 9/15/2026	790,000	734,392
2.50%, 5/15/2023	125,000	124,118
2.75%, 6/15/2021	200,000	203,850
Wal-Mart Stores, Inc.:
1.95%, 12/15/2018	204,000	205,283
2.55%, 4/11/2023	1,018,000	1,025,380
3.25%, 10/25/2020	1,044,000	1,087,837
3.30%, 4/22/2024	1,054,000	1,101,514

See accompanying notes to financial statements.

118

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.63%, 7/8/2020	$1,391,000	$1,462,511
4.13%, 2/1/2019	100,000	103,957
4.25%, 4/15/2021	230,000	248,255
5.88%, 4/5/2027	10,000	12,423
Walgreen Co. 3.10%, 9/15/2022	627,000	639,615
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/2019	755,000	766,567
3.30%, 11/18/2021	770,000	793,847
3.45%, 6/1/2026	1,138,000	1,135,678
3.80%, 11/18/2024	1,552,000	1,611,255

		67,702,107

SAVINGS & LOANS — 0.0% (f)
People’s United Financial, Inc. 3.65%, 12/6/2022	195,000	199,682

SEMICONDUCTORS — 2.0%
Altera Corp.:
2.50%, 11/15/2018	120,000	121,513
4.10%, 11/15/2023	250,000	269,767
Analog Devices, Inc.:
2.50%, 12/5/2021	450,000	450,347
2.88%, 6/1/2023	220,000	219,261
3.13%, 12/5/2023	480,000	486,029
3.50%, 12/5/2026	660,000	665,412
3.90%, 12/15/2025	210,000	218,329
Applied Materials, Inc.:
2.63%, 10/1/2020	168,000	170,874
3.30%, 4/1/2027	540,000	548,419
3.90%, 10/1/2025	810,000	862,237
4.30%, 6/15/2021	251,000	270,508
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (d)	1,550,000	1,553,131
3.00%, 1/15/2022 (d)	2,955,000	2,984,698
3.63%, 1/15/2024 (d)	1,700,000	1,743,316
3.88%, 1/15/2027 (d)	1,050,000	1,078,109
Intel Corp.:
1.70%, 5/19/2021	100,000	98,540
1.85%, 5/11/2020	2,050,000	2,050,533
2.35%, 5/11/2022	700,000	700,546
2.45%, 7/29/2020	1,015,000	1,031,301
2.60%, 5/19/2026	1,100,000	1,064,734
2.70%, 12/15/2022	930,000	941,783
2.88%, 5/11/2024	500,000	502,235
3.10%, 7/29/2022	368,000	380,703
3.15%, 5/11/2027	650,000	652,619
3.30%, 10/1/2021	1,941,000	2,026,831
3.70%, 7/29/2025	559,000	586,743
KLA-Tencor Corp.:
4.13%, 11/1/2021	496,000	524,708
4.65%, 11/1/2024	600,000	647,508
Lam Research Corp.:
2.75%, 3/15/2020	357,000	362,191
2.80%, 6/15/2021	350,000	354,952
3.80%, 3/15/2025	100,000	101,954
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	305,000	310,359
3.45%, 6/15/2027	950,000	945,478
NVIDIA Corp.:
2.20%, 9/16/2021	435,000	430,444
3.20%, 9/16/2026	350,000	346,924
QUALCOMM, Inc.:
1.85%, 5/20/2019	1,705,000	1,708,802
2.10%, 5/20/2020	1,750,000	1,758,382
2.25%, 5/20/2020	780,000	786,029
2.60%, 1/30/2023	1,750,000	1,744,383
2.90%, 5/20/2024	1,000,000	997,320
3.00%, 5/20/2022	1,116,000	1,144,335
3.25%, 5/20/2027	1,150,000	1,152,323
3.45%, 5/20/2025	1,107,000	1,137,708
Semiconductor Manufacturing International Corp.
4.13%, 10/7/2019 (d)	250,000	255,443
Texas Instruments, Inc.:
1.65%, 8/3/2019	452,000	450,951
1.75%, 5/1/2020	350,000	348,674
1.85%, 5/15/2022	250,000	244,865
2.25%, 5/1/2023	465,000	458,485
2.63%, 5/15/2024	168,000	167,212
2.75%, 3/12/2021	812,000	829,807
Xilinx, Inc.:
2.13%, 3/15/2019	383,000	384,643
2.95%, 6/1/2024	1,750,000	1,754,533
3.00%, 3/15/2021	230,000	235,049

		41,261,980

SOFTWARE — 2.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	280,000	277,774
2.60%, 6/15/2022	800,000	799,728
3.40%, 9/15/2026	425,000	425,506
3.40%, 6/15/2027	235,000	233,773
Adobe Systems, Inc.:
3.25%, 2/1/2025	465,000	476,518
4.75%, 2/1/2020	400,000	429,152
Autodesk, Inc.:
3.50%, 6/15/2027	2,500,000	2,463,500
4.38%, 6/15/2025	350,000	369,792
Broadridge Financial Solutions, Inc.:
3.40%, 6/27/2026	480,000	472,243
3.95%, 9/1/2020	100,000	104,509
CA, Inc.:
3.60%, 8/1/2020	100,000	101,603
3.60%, 8/15/2022	480,000	485,597
4.70%, 3/15/2027	400,000	410,332
5.38%, 12/1/2019	100,000	104,933
Electronic Arts, Inc.:
3.70%, 3/1/2021	300,000	311,916
4.80%, 3/1/2026	358,000	391,362
Fidelity National Information Services, Inc.:
2.25%, 8/15/2021	320,000	316,690
2.85%, 10/15/2018	185,000	187,222
3.00%, 8/15/2026	460,000	445,965
3.50%, 4/15/2023	383,000	395,662
3.63%, 10/15/2020	986,000	1,029,492
3.88%, 6/5/2024	441,000	462,358

See accompanying notes to financial statements.

119

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
4.50%, 10/15/2022	$140,000	$152,219
5.00%, 10/15/2025	1,454,000	1,610,887
Fiserv, Inc.:
2.70%, 6/1/2020	525,000	530,875
3.50%, 10/1/2022	250,000	258,575
3.85%, 6/1/2025	800,000	832,232
4.63%, 10/1/2020	150,000	160,440
4.75%, 6/15/2021	40,000	43,266
Microsoft Corp.:
1.10%, 8/8/2019	2,040,000	2,017,315
1.55%, 8/8/2021	2,499,000	2,444,322
1.63%, 12/6/2018	99,000	99,233
1.85%, 2/6/2020	1,075,000	1,077,687
1.85%, 2/12/2020	2,458,000	2,460,728
2.00%, 11/3/2020	2,676,000	2,684,162
2.00%, 8/8/2023	856,000	834,086
2.13%, 11/15/2022	333,000	329,880
2.38%, 2/12/2022	623,000	627,386
2.38%, 5/1/2023	535,000	532,015
2.40%, 2/6/2022	1,729,000	1,745,443
2.40%, 8/8/2026	1,695,000	1,630,437
2.65%, 11/3/2022	500,000	508,120
2.70%, 2/12/2025	681,000	677,711
2.88%, 2/6/2024	547,000	555,971
3.00%, 10/1/2020	498,000	515,948
3.13%, 11/3/2025	1,336,000	1,363,896
3.30%, 2/6/2027	1,875,000	1,930,837
3.63%, 12/15/2023	635,000	673,786
4.00%, 2/8/2021	480,000	513,005
4.20%, 6/1/2019	435,000	455,950
Oracle Corp.:
1.90%, 9/15/2021	2,540,000	2,518,004
2.25%, 10/8/2019	1,916,000	1,939,490
2.38%, 1/15/2019	882,000	892,310
2.40%, 9/15/2023	2,306,000	2,275,814
2.50%, 5/15/2022	1,480,000	1,494,075
2.50%, 10/15/2022	1,965,000	1,972,310
2.65%, 7/15/2026	1,043,000	1,008,028
2.80%, 7/8/2021	808,000	828,475
2.95%, 5/15/2025	818,000	820,528
3.40%, 7/8/2024	1,126,000	1,170,150
3.63%, 7/15/2023	448,000	473,348
3.88%, 7/15/2020	507,000	535,960
5.00%, 7/8/2019	1,589,000	1,691,633

		55,582,164

TELECOMMUNICATIONS — 4.1%
America Movil SAB de CV:
3.13%, 7/16/2022	1,125,000	1,147,140
5.00%, 10/16/2019	400,000	427,316
5.00%, 3/30/2020	750,000	805,110
AT&T, Inc.:
2.30%, 3/11/2019	1,612,000	1,621,398
2.38%, 11/27/2018	529,000	532,460
2.45%, 6/30/2020	2,165,000	2,175,868
2.63%, 12/1/2022	700,000	685,979
2.80%, 2/17/2021	1,114,000	1,123,246
3.00%, 2/15/2022	1,862,000	1,869,374
3.00%, 6/30/2022	1,392,000	1,393,239
3.20%, 3/1/2022	1,237,000	1,251,795
3.40%, 5/15/2025	1,793,000	1,759,704
3.60%, 2/17/2023	2,263,000	2,311,338
3.80%, 3/15/2022	424,000	439,285
3.80%, 3/1/2024	600,000	613,326
3.88%, 8/15/2021	1,192,000	1,244,841
3.90%, 3/11/2024	359,000	368,093
3.95%, 1/15/2025	687,000	699,922
4.13%, 2/17/2026	1,720,000	1,762,656
4.25%, 3/1/2027	1,500,000	1,548,495
4.45%, 5/15/2021	1,087,000	1,156,448
4.45%, 4/1/2024	694,000	731,108
4.60%, 2/15/2021	555,000	591,552
5.00%, 3/1/2021	830,000	896,375
5.20%, 3/15/2020	701,000	753,491
5.80%, 2/15/2019	1,411,000	1,495,999
5.88%, 10/1/2019	447,000	483,645
British Telecommunications PLC 2.35%, 2/14/2019	165,000	165,950
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	489,000	513,959
Cisco Systems, Inc.:
1.40%, 9/20/2019	750,000	744,300
1.60%, 2/28/2019	480,000	479,842
1.65%, 6/15/2018	1,018,000	1,020,036
1.85%, 9/20/2021	600,000	592,764
2.13%, 3/1/2019	1,021,000	1,028,729
2.20%, 2/28/2021	1,497,000	1,504,979
2.20%, 9/20/2023	480,000	469,493
2.45%, 6/15/2020	719,000	730,425
2.50%, 9/20/2026	510,000	488,998
2.60%, 2/28/2023	580,000	582,413
2.90%, 3/4/2021	55,000	56,525
2.95%, 2/28/2026	45,000	44,875
3.00%, 6/15/2022	150,000	154,497
3.50%, 6/15/2025	105,000	109,967
3.63%, 3/4/2024	1,223,000	1,292,956
4.45%, 1/15/2020	1,461,000	1,555,892
4.95%, 2/15/2019	2,093,000	2,202,087
Deutsche Telekom International Finance B.V.:
6.00%, 7/8/2019	393,000	423,336
6.75%, 8/20/2018	436,000	459,622
Juniper Networks, Inc.:
3.13%, 2/26/2019	150,000	152,510
3.30%, 6/15/2020 (a)	100,000	102,431
4.35%, 6/15/2025	30,000	31,322
4.50%, 3/15/2024	325,000	345,738
4.60%, 3/15/2021	115,000	121,918
Motorola Solutions, Inc.:
3.50%, 9/1/2021	400,000	412,096
3.50%, 3/1/2023	385,000	384,996
3.75%, 5/15/2022	753,000	776,448
4.00%, 9/1/2024	262,000	263,585
Orange SA:
1.63%, 11/3/2019	850,000	841,763
2.75%, 2/6/2019	1,120,000	1,133,014
4.13%, 9/14/2021	200,000	212,960
5.38%, 7/8/2019	400,000	425,884

See accompanying notes to financial statements.

120

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Pacific Bell Telephone Co. 7.13%, 3/15/2026	$151,000	$183,559
Qwest Corp. 6.75%, 12/1/2021	657,000	730,058
Rogers Communications, Inc.:
2.90%, 11/15/2026	400,000	384,764
3.00%, 3/15/2023	250,000	251,538
3.63%, 12/15/2025	100,000	102,185
4.10%, 10/1/2023	666,000	707,159
6.80%, 8/15/2018	791,000	834,489
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	537,000	547,149
Telefonica Emisiones SAU:
4.10%, 3/8/2027	450,000	465,637
4.57%, 4/27/2023	200,000	217,294
5.13%, 4/27/2020	385,000	415,380
5.46%, 2/16/2021	670,000	737,469
5.88%, 7/15/2019	458,000	492,034
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	203,000	219,039
TELUS Corp. 2.80%, 2/16/2027	200,000	188,924
Verizon Communications, Inc.:
1.75%, 8/15/2021	654,000	632,824
2.45%, 11/1/2022	1,314,000	1,289,546
2.63%, 2/21/2020	42,000	42,599
2.63%, 8/15/2026	1,087,000	1,003,084
2.95%, 3/15/2022 (d)	5,859,000	5,894,740
3.00%, 11/1/2021	768,000	778,445
3.13%, 3/16/2022	1,000,000	1,014,160
3.45%, 3/15/2021	498,000	515,062
3.50%, 11/1/2021	1,513,000	1,565,214
3.50%, 11/1/2024	1,821,000	1,838,008
3.65%, 9/14/2018	1,475,000	1,507,347
4.13%, 3/16/2027	1,925,000	1,985,368
4.15%, 3/15/2024	682,000	717,471
4.50%, 9/15/2020	2,394,000	2,557,606
4.60%, 4/1/2021	670,000	719,171
5.15%, 9/15/2023	3,358,000	3,731,880
Vodafone Group PLC:
2.50%, 9/26/2022	823,000	817,148
2.95%, 2/19/2023	1,232,000	1,240,686
4.38%, 3/16/2021	249,000	265,628
5.45%, 6/10/2019	425,000	452,022

		84,760,200

TEXTILES — 0.1%
Cintas Corp. No 2 3.70%, 4/1/2027	450,000	465,705
Cintas Corp. No. 2 2.90%, 4/1/2022	400,000	406,144
Mohawk Industries, Inc. 3.85%, 2/1/2023	218,000	225,028

		1,096,877

TOBACCO — 0.1%
Reynolds American, Inc.:
4.45%, 6/12/2025	330,000	353,928
6.88%, 5/1/2020	300,000	337,188
8.13%, 6/23/2019	515,000	574,349

		1,265,465

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 3.15%, 5/15/2021	400,000	408,616
Mattel, Inc.:
2.35%, 5/6/2019	440,000	440,088
2.35%, 8/15/2021	350,000	342,741

		1,191,445

TRANSPORTATION — 1.2%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	405,000	415,417
3.05%, 3/15/2022	322,000	332,568
3.05%, 9/1/2022	611,000	629,275
3.25%, 6/15/2027	500,000	510,365
3.40%, 9/1/2024	475,000	494,161
3.45%, 9/15/2021	200,000	208,774
3.65%, 9/1/2025	200,000	210,458
3.75%, 4/1/2024	575,000	609,701
3.85%, 9/1/2023	536,000	574,281
4.70%, 10/1/2019	200,000	212,462
Canadian National Railway Co.:
2.75%, 3/1/2026	775,000	767,723
2.85%, 12/15/2021	50,000	51,069
2.95%, 11/21/2024	235,000	239,157
5.55%, 3/1/2019	308,000	326,662
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	175,000	173,019
4.45%, 3/15/2023	100,000	107,911
7.25%, 5/15/2019	115,000	125,702
CSX Corp.:
2.60%, 11/1/2026	563,000	543,965
3.25%, 6/1/2027	400,000	403,588
3.35%, 11/1/2025	350,000	358,887
3.40%, 8/1/2024	200,000	206,440
3.70%, 10/30/2020	225,000	234,711
3.70%, 11/1/2023	114,000	119,751
FedEx Corp.:
2.30%, 2/1/2020	250,000	251,855
2.63%, 8/1/2022	789,000	792,590
3.20%, 2/1/2025	575,000	582,188
3.25%, 4/1/2026	335,000	337,415
3.30%, 3/15/2027	300,000	300,894
4.00%, 1/15/2024	425,000	454,465
8.00%, 1/15/2019	450,000	490,568
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	200,000	203,706
Kansas City Southern 3.00%, 5/15/2023	200,000	200,432
Norfolk Southern Corp.:
2.90%, 6/15/2026	735,000	723,475
2.90%, 2/15/2023	460,000	464,710
3.00%, 4/1/2022	157,000	160,539
3.15%, 6/1/2027	1,255,000	1,252,339
3.25%, 12/1/2021	432,000	445,431
5.90%, 6/15/2019	265,000	284,864
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	500,000	493,335
Series MTN, 2.45%, 11/15/2018	150,000	150,956
Series MTN, 2.45%, 9/3/2019	250,000	251,720
Series MTN, 2.50%, 5/11/2020	150,000	150,438

See accompanying notes to financial statements.

121

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series MTN, 2.55%, 6/1/2019	$150,000	$151,465
Series MTN, 2.65%, 3/2/2020	100,000	100,880
Series MTN, 2.80%, 3/1/2022	450,000	453,285
Series MTN, 2.88%, 9/1/2020	250,000	253,470
Union Pacific Corp.:
2.25%, 2/15/2019	590,000	595,298
2.75%, 4/15/2023	400,000	403,724
2.75%, 3/1/2026	508,000	501,396
2.95%, 1/15/2023	200,000	204,020
3.00%, 4/15/2027	725,000	726,624
3.25%, 8/15/2025	100,000	102,696
3.65%, 2/15/2024	231,000	244,028
3.75%, 3/15/2024	700,000	740,936
4.00%, 2/1/2021	12,000	12,724
4.16%, 7/15/2022	393,000	425,179
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	116,363
United Parcel Service, Inc.:
2.35%, 5/16/2022	1,250,000	1,254,300
2.40%, 11/15/2026	400,000	385,344
2.45%, 10/1/2022	474,000	478,337
3.13%, 1/15/2021	430,000	445,489
5.13%, 4/1/2019	1,343,000	1,419,712

		24,863,237

TRUCKING & LEASING — 0.1%
GATX Corp.:
2.50%, 3/15/2019	275,000	276,928
2.60%, 3/30/2020	175,000	176,757
3.25%, 3/30/2025	200,000	196,048
3.25%, 9/15/2026	250,000	241,180
3.85%, 3/30/2027	350,000	352,740
4.85%, 6/1/2021	175,000	190,178

		1,433,831

WATER — 0.1%
American Water Capital Corp.:
3.40%, 3/1/2025	913,000	943,321
3.85%, 3/1/2024	150,000	158,857

		1,102,178

TOTAL CORPORATE BONDS & NOTES (Cost $2,057,268,326)		2,067,457,178

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	1,605,664	1,605,664
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	10,103,000	10,103,000

TOTAL SHORT-TERM INVESTMENTS (Cost $11,708,664)		11,708,664

TOTAL INVESTMENTS — 99.5% (Cost $2,068,976,990)		2,079,165,842
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		10,880,493

NET ASSETS — 100.0%		$2,090,046,335

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $1,242,160 representing 0.1% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$5,187,224	$—	$5,187,224
Aerospace & Defense	—	29,245,284	—	29,245,284

See accompanying notes to financial statements.

122

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Agriculture	$—	$16,260,771	$—	$16,260,771
Airlines	—	5,316,001	—	5,316,001
Apparel	—	2,187,865	—	2,187,865
Auto Manufacturers	—	55,618,048	—	55,618,048
Auto Parts & Equipment	—	2,782,060	—	2,782,060
Banks	—	560,952,062	—	560,952,062
Beverages	—	61,349,189	—	61,349,189
Biotechnology	—	33,627,306	—	33,627,306
Chemicals	—	35,195,997	—	35,195,997
Commercial Services	—	11,869,557	—	11,869,557
Construction Materials	—	5,849,385	—	5,849,385
Diversified Financial Services	—	82,095,261	—	82,095,261
Electric	—	87,256,556	—	87,256,556
Electrical Components & Equipment	—	2,818,176	—	2,818,176
Electronics	—	16,196,870	—	16,196,870
Engineering & Construction	—	1,386,231	—	1,386,231
Environmental Control	—	4,394,822	—	4,394,822
Food	—	35,738,783	—	35,738,783
Forest Products & Paper	—	4,102,217	—	4,102,217
Gas	—	11,220,939	—	11,220,939
Hand & Machine Tools	—	2,536,931	—	2,536,931
Health Care Products	—	39,027,311	—	39,027,311
Health Care Services	—	23,202,281	—	23,202,281
Holding Companies-Divers	—	790,663	—	790,663
Home Builders	—	1,522,185	—	1,522,185
Home Furnishings	—	1,105,017	—	1,105,017
Household Products	—	6,313,993	—	6,313,993
Household Products & Wares	—	1,587,597	—	1,587,597
Housewares	—	4,289,360	—	4,289,360
Insurance	—	55,880,241	—	55,880,241
Internet	—	19,712,577	—	19,712,577
Investment Company Security	—	2,130,302	—	2,130,302
Iron/Steel	—	5,824,296	—	5,824,296
IT Services	—	62,642,487	—	62,642,487
Leisure Time	—	942,054	—	942,054
Lodging	—	3,942,654	—	3,942,654
Machinery, Construction & Mining	—	11,027,637	—	11,027,637
Machinery-Diversified	—	17,300,037	—	17,300,037
Media	—	60,617,695	—	60,617,695
Metal Fabricate & Hardware	—	1,247,632	—	1,247,632
Mining	—	6,036,940	—	6,036,940
Miscellaneous Manufacturer	—	14,206,488	—	14,206,488
Office & Business Equipment	—	5,153,975	—	5,153,975
Oil & Gas	—	101,351,098	—	101,351,098
Oil & Gas Services.	—	6,810,733	—	6,810,733
Packaging & Containers	—	3,139,987	—	3,139,987
Pharmaceuticals	—	106,011,696	—	106,011,696
Pipelines	—	71,161,464	—	71,161,464
Real Estate	—	2,850,908	—	2,850,908
Real Estate Investment Trusts	—	77,981,169	—	77,981,169
Retail	—	67,702,107	—	67,702,107
Savings & Loans	—	199,682	—	199,682
Semiconductors	—	41,261,980	—	41,261,980
Software	—	55,582,164	—	55,582,164
Telecommunications.	—	84,760,200	—	84,760,200
Textiles	—	1,096,877	—	1,096,877
Tobacco	—	1,265,465	—	1,265,465

See accompanying notes to financial statements.

123

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Toys/Games/Hobbies	$—	$1,191,445	$—	$1,191,445
Transportation	—	24,863,237	—	24,863,237
Trucking & Leasing	—	1,433,831	—	1,433,831
Water	—	1,102,178	—	1,102,178
Short-Term Investments	11,708,664	—	—	11,708,664

TOTAL INVESTMENTS	$11,708,664	$2,067,457,178	$—	$2,079,165,842

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,977,223	$2,977,223	52,104,023	55,081,246	—	$—	$3,602	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	29,717,340	28,111,676	1,605,664	1,605,664	2,885	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	136,767,533	136,767,533	—	—	12,840	—
State Street Navigator Securities Lending Government Money Market Portfolio*	27,572,173	27,572,173	69,807,152	87,276,325	10,103,000	10,103,000	55,556	—

TOTAL		$30,549,396				$11,708,664	$74,883	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

124

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.0% (a)
WPP Finance 2010:
5.13%, 9/7/2042	$30,000	$31,591
5.63%, 11/15/2043	51,000	58,658

		90,249

AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
3.38%, 6/15/2046	50,000	47,729
3.65%, 3/1/2047	50,000	49,946
6.13%, 2/15/2033	150,000	195,937
6.63%, 2/15/2038	94,000	131,220
6.88%, 3/15/2039	73,000	106,597
General Dynamics Corp. 3.60%, 11/15/2042	30,000	29,629
Harris Corp.:
4.85%, 4/27/2035	123,000	135,002
5.05%, 4/27/2045	150,000	168,733
6.15%, 12/15/2040	30,000	37,290
Lockheed Martin Corp.:
3.60%, 3/1/2035	64,000	63,164
3.80%, 3/1/2045	171,000	168,223
4.50%, 5/15/2036	34,000	37,265
4.70%, 5/15/2046	267,000	299,804
4.85%, 9/15/2041	124,000	140,230
5.72%, 6/1/2040	100,000	124,109
Series B, 6.15%, 9/1/2036	286,000	371,102
Northrop Grumman Corp.:
3.85%, 4/15/2045	215,000	212,732
4.75%, 6/1/2043	89,000	100,194
5.05%, 11/15/2040	64,000	73,988
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	30,000	42,916
Raytheon Co.:
4.20%, 12/15/2044	17,000	18,207
4.70%, 12/15/2041	107,000	121,895
7.20%, 8/15/2027	30,000	40,332
Rockwell Collins, Inc.:
4.35%, 4/15/2047	90,000	94,035
4.80%, 12/15/2043	64,000	70,755
United Technologies Corp.:
3.75%, 11/1/2046	240,000	234,986
4.05%, 5/4/2047	25,000	25,675
4.15%, 5/15/2045	64,000	66,543
4.50%, 6/1/2042	228,000	248,844
5.40%, 5/1/2035	64,000	77,198
5.70%, 4/15/2040	483,000	607,160
6.05%, 6/1/2036	234,000	301,387
6.13%, 7/15/2038	159,000	208,398
7.50%, 9/15/2029	86,000	121,266

		4,772,491

AGRICULTURE — 1.3%
Altria Group, Inc.:
3.88%, 9/16/2046	150,000	145,533
4.25%, 8/9/2042	235,000	241,049
4.50%, 5/2/2043	64,000	68,088
5.38%, 1/31/2044	382,000	459,202
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	137,000	141,816
4.54%, 3/26/2042	30,000	33,102
Philip Morris International, Inc.:
3.88%, 8/21/2042	409,000	398,980
4.13%, 3/4/2043	314,000	317,275
4.25%, 11/10/2044	135,000	139,113
4.50%, 3/20/2042	124,000	131,752
6.38%, 5/16/2038	174,000	229,377
Reynolds American, Inc.:
5.70%, 8/15/2035	95,000	112,255
5.85%, 8/15/2045	333,000	407,612
6.15%, 9/15/2043	89,000	111,440

		2,936,594

AIRLINES — 0.2%
American Airlines 2014-1 Class A Pass Through Trust Series A, 3.70%, 4/1/2028	12,010	12,302
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	1,905	1,936
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	113,066	115,066
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	48,700	48,302
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	60,000	57,795
American Airlines 2017-1 Pass Through Trust, Class AA Series AA, 3.65%, 2/15/2029	150,000	152,783
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	76,346	79,341
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	60,310	61,768
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	19,985	20,255
US Airways 2013-1 Class A Pass Through Trust 3.95%, 5/15/2027	7,250	7,519

		557,067

APPAREL — 0.2%
NIKE, Inc.:
3.38%, 11/1/2046	100,000	91,942
3.63%, 5/1/2043	80,000	77,082
3.88%, 11/1/2045	136,000	136,906
VF Corp. 6.45%, 11/1/2037	64,000	84,131

		390,061

AUTO MANUFACTURERS — 1.0%
Daimler Finance North America LLC 8.50%, 1/18/2031	387,000	582,969
Ford Motor Co.:
4.75%, 1/15/2043	260,000	250,304
5.29%, 12/8/2046	75,000	76,924
6.63%, 10/1/2028	94,000	111,129
7.40%, 11/1/2046	86,000	110,715
7.45%, 7/16/2031	305,000	384,623

See accompanying notes to financial statements.

125

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
General Motors Co.:
5.00%, 4/1/2035	$88,000	$88,553
6.25%, 10/2/2043	314,000	350,006
6.60%, 4/1/2036	365,000	427,123

		2,382,346

AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 4.38%, 3/15/2045	150,000	149,400
Delphi Automotive PLC 4.40%, 10/1/2046	50,000	50,108

		199,508

BANKS — 9.5%
Bank of America Corp.:
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	100,000	103,953
6.11%, 1/29/2037	462,000	565,118
6.75%, 6/1/2028	86,000	107,178
7.75%, 5/14/2038	469,000	674,835
Series L, 4.18%, 11/25/2027	322,000	327,732
Series L, 4.75%, 4/21/2045 (c)	197,000	210,132
Series MTN, 3.25%, 10/21/2027	50,000	48,415
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	250,000	265,128
Series MTN, 4.88%, 4/1/2044	136,000	152,043
Series MTN, 5.00%, 1/21/2044	272,000	308,630
Series MTN, 5.88%, 2/7/2042	195,000	244,483
Bank of America NA 6.00%, 10/15/2036	214,000	269,507
Bank of New York Mellon Corp. Series MTN, 3.00%, 10/30/2028	85,000	82,052
Bank One Corp.:
7.63%, 10/15/2026	64,000	82,344
8.00%, 4/29/2027	172,000	227,081
Barclays PLC:
4.84%, 5/9/2028	200,000	204,804
4.95%, 1/10/2047	300,000	322,137
5.25%, 8/17/2045	214,000	239,774
Citigroup, Inc.:
4.13%, 7/25/2028	110,000	111,595
3 month USD LIBOR + 1.839%, 4.28%, 4/24/2048 (b)	200,000	205,860
4.45%, 9/29/2027	83,000	86,260
4.65%, 7/30/2045	172,000	187,243
4.75%, 5/18/2046	400,000	419,464
5.30%, 5/6/2044	363,000	410,157
5.88%, 2/22/2033	94,000	109,641
5.88%, 1/30/2042	154,000	193,678
6.00%, 10/31/2033	254,000	303,096
6.13%, 8/25/2036	85,000	103,977
6.63%, 1/15/2028	64,000	77,210
6.63%, 6/15/2032	136,000	170,271
6.68%, 9/13/2043	124,000	165,236
8.13%, 7/15/2039	266,000	406,661
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	214,000	250,151
5.75%, 12/1/2043	214,000	263,438
Series MTN, 5.25%, 5/24/2041	165,000	201,320
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	469,000	515,938
Fifth Third Bancorp 8.25%, 3/1/2038	136,000	201,893
First Republic Bank/CA 4.38%, 8/1/2046	50,000	49,422
Goldman Sachs Capital I 6.35%, 2/15/2034	344,000	424,069
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	406,000	449,811
5.15%, 5/22/2045	250,000	277,173
6.13%, 2/15/2033	514,000	642,716
6.25%, 2/1/2041	365,000	476,898
6.45%, 5/1/2036	272,000	343,321
6.75%, 10/1/2037	404,000	524,400
Series MTN, 4.80%, 7/8/2044	219,000	243,040
HSBC Bank USA NA:
5.63%, 8/15/2035	129,000	155,565
5.88%, 11/1/2034	250,000	307,125
HSBC Holdings PLC:
5.25%, 3/14/2044	457,000	520,587
6.10%, 1/14/2042	94,000	123,043
6.50%, 5/2/2036	157,000	200,811
6.50%, 9/15/2037	153,000	197,774
6.80%, 6/1/2038	129,000	172,160
7.63%, 5/17/2032	124,000	167,282
HSBC USA, Inc. 7.20%, 7/15/2097	100,000	141,141
JPMorgan Chase & Co.:
3.63%, 12/1/2027	240,000	237,566
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	31,000	32,669
4.85%, 2/1/2044	107,000	123,726
4.95%, 6/1/2045	252,000	280,345
5.40%, 1/6/2042	224,000	271,569
5.50%, 10/15/2040	313,000	381,885
5.60%, 7/15/2041	166,000	205,550
5.63%, 8/16/2043	665,000	798,392
6.40%, 5/15/2038	310,000	415,115
KeyBank NA Series BKNT, 6.95%, 2/1/2028	16,000	20,019
Lloyds Banking Group PLC 5.30%, 12/1/2045	25,000	28,492
Morgan Stanley:
4.30%, 1/27/2045	341,000	352,059
4.38%, 1/22/2047	380,000	398,061
6.38%, 7/24/2042	244,000	326,104
7.25%, 4/1/2032	44,000	59,977
Regions Bank 6.45%, 6/26/2037	54,000	65,019
Regions Financial Corp. 7.38%, 12/10/2037	50,000	65,237
Wachovia Corp.:
5.50%, 8/1/2035	225,000	262,548
7.50%, 4/15/2035	43,000	58,230
7.57%, 8/1/2026 (d)	88,000	112,738
Wells Fargo & Co.:
3.90%, 5/1/2045	202,000	202,416
4.40%, 6/14/2046	157,000	158,320
4.65%, 11/4/2044	607,000	636,986
5.38%, 2/7/2035	74,000	88,093
5.38%, 11/2/2043	479,000	554,165
5.61%, 1/15/2044	201,000	238,772

See accompanying notes to financial statements.

126

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series GMTN, 4.30%, 7/22/2027	$399,000	$418,304
Series GMTN, 4.90%, 11/17/2045	502,000	546,954
Wells Fargo Bank NA:
5.85%, 2/1/2037	114,000	142,255
5.95%, 8/26/2036	235,000	295,618
6.60%, 1/15/2038	57,000	77,816
Wells Fargo Capital 5.95%, 12/1/2086	69,000	77,854

		22,167,627

BEVERAGES — 3.1%
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	105,000	113,744
4.70%, 2/1/2036	1,066,000	1,174,146
4.90%, 2/1/2046	1,940,000	2,189,348
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	171,000	163,821
4.44%, 10/6/2048 (e)	426,000	451,875
8.00%, 11/15/2039	64,000	97,856
8.20%, 1/15/2039	47,000	73,147
Brown-Forman Corp. 4.50%, 7/15/2045	77,000	83,810
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	79,000	91,222
Constellation Brands, Inc. 4.50%, 5/9/2047	65,000	66,790
Diageo Capital PLC:
3.88%, 4/29/2043	64,000	64,464
5.88%, 9/30/2036	89,000	113,990
Diageo Investment Corp.:
4.25%, 5/11/2042	100,000	106,111
7.45%, 4/15/2035	64,000	93,962
Dr Pepper Snapple Group, Inc.:
3.43%, 6/15/2027	70,000	70,432
4.42%, 12/15/2046	50,000	52,099
4.50%, 11/15/2045 (e)	60,000	63,398
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	86,000	87,409
Molson Coors Brewing Co.:
4.20%, 7/15/2046	355,000	349,146
5.00%, 5/1/2042	284,000	313,224
Pepsi-Cola Metropolitan Bottling Co., Inc.:
5.50%, 5/15/2035	64,000	77,970
Series B, 7.00%, 3/1/2029	172,000	233,485
PepsiCo, Inc.:
3.45%, 10/6/2046	140,000	131,281
4.00%, 3/5/2042	56,000	57,140
4.00%, 5/2/2047	290,000	295,794
4.25%, 10/22/2044	151,000	159,264
4.45%, 4/14/2046	111,000	120,890
4.88%, 11/1/2040	174,000	200,185
5.50%, 1/15/2040	144,000	178,695

		7,274,698

BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
4.40%, 5/1/2045	324,000	333,396
4.56%, 6/15/2048	57,000	59,732
4.66%, 6/15/2051	537,000	569,354
4.95%, 10/1/2041	24,000	26,184
5.15%, 11/15/2041	112,000	125,434
5.65%, 6/15/2042	124,000	148,164
5.75%, 3/15/2040	94,000	111,958
6.38%, 6/1/2037	107,000	135,670
6.40%, 2/1/2039	64,000	81,181
6.90%, 6/1/2038	94,000	124,592
Biogen, Inc. 5.20%, 9/15/2045	267,000	304,906
Celgene Corp.:
4.63%, 5/15/2044	155,000	163,799
5.00%, 8/15/2045	225,000	252,833
5.25%, 8/15/2043	30,000	34,091
Genentech, Inc. 5.25%, 7/15/2035	100,000	119,706
Gilead Sciences, Inc.:
4.00%, 9/1/2036	35,000	35,180
4.15%, 3/1/2047	202,000	202,816
4.50%, 2/1/2045	211,000	222,936
4.60%, 9/1/2035	61,000	65,906
4.75%, 3/1/2046	366,000	401,542
4.80%, 4/1/2044	450,000	494,177
5.65%, 12/1/2041	204,000	246,862

		4,260,419

CHEMICALS — 1.8%
Agrium, Inc.:
4.13%, 3/15/2035	73,000	72,620
4.90%, 6/1/2043	64,000	69,201
5.25%, 1/15/2045	21,000	23,794
6.13%, 1/15/2041	77,000	93,565
Albemarle Corp. 5.45%, 12/1/2044	64,000	74,528
Dow Chemical Co.:
4.25%, 10/1/2034	25,000	25,839
4.38%, 11/15/2042	94,000	96,997
4.63%, 10/1/2044	160,000	170,331
5.25%, 11/15/2041	100,000	115,224
7.38%, 11/1/2029	124,000	166,522
9.40%, 5/15/2039	86,000	145,178
Eastman Chemical Co. 4.65%, 10/15/2044	175,000	185,031
Ecolab, Inc. 5.50%, 12/8/2041	162,000	197,881
EI du Pont de Nemours & Co.:
4.15%, 2/15/2043	64,000	65,007
4.90%, 1/15/2041	192,000	214,145
5.60%, 12/15/2036	64,000	75,902
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	55,000	56,194
Lubrizol Corp. 6.50%, 10/1/2034	120,000	157,553
LYB International Finance B.V.:
4.88%, 3/15/2044	123,000	130,582
5.25%, 7/15/2043	102,000	113,643
LyondellBasell Industries NV 4.63%, 2/26/2055	197,000	192,384
Methanex Corp. 5.65%, 12/1/2044	64,000	60,582
Monsanto Co.:
3.95%, 4/15/2045	164,000	155,267
4.20%, 7/15/2034	86,000	87,600
4.65%, 11/15/2043	94,000	98,910
4.70%, 7/15/2064	99,000	99,579
Mosaic Co.:
5.45%, 11/15/2033	47,000	49,591
5.63%, 11/15/2043	257,000	262,305

See accompanying notes to financial statements.

127

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	$94,000	$110,460
Praxair, Inc. 3.55%, 11/7/2042	64,000	61,960
Rohm&Haas Co. 7.85%, 7/15/2029	134,000	185,554
RPM International, Inc. 5.25%, 6/1/2045	89,000	99,640
Sherwin-Williams Co.:
3.45%, 6/1/2027	45,000	45,278
4.00%, 12/15/2042	90,000	85,895
4.50%, 6/1/2047	288,000	301,836
4.55%, 8/1/2045	50,000	52,150
Westlake Chemical Corp. 5.00%, 8/15/2046	50,000	53,155

		4,251,883

COMMERCIAL SERVICES — 1.0%
Board of Trustees of The Leland Stanford Junior University 3.65%, 5/1/2048	70,000	72,727
California Institute of Technology 4.32%, 8/1/2045	73,000	80,335
Catholic Health Initiatives 4.35%, 11/1/2042	74,000	68,897
Cleveland Clinic Foundation 4.86%, 1/1/2114	43,000	43,842
George Washington University 4.87%, 9/15/2045	94,000	106,108
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	64,000	67,198
Massachusetts Institute of Technology:
3.89%, 7/1/2116	120,000	109,714
4.68%, 7/1/2114	64,000	69,738
5.60%, 7/1/2111	232,000	300,582
Moody’s Corp. 3.25%, 1/15/2028 (e)	135,000	133,477
Northwestern University 3.87%, 12/1/2048	64,000	68,740
President and Fellows of Harvard College:
3.15%, 7/15/2046	150,000	142,292
3.30%, 7/15/2056	150,000	142,956
Princeton University 5.70%, 3/1/2039	64,000	86,854
S&P Global, Inc. 6.55%, 11/15/2037	164,000	210,433
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	51,000	50,959
University of Southern California:
3.03%, 10/1/2039	150,000	139,761
Series 2017, 3.84%, 10/1/2047	55,000	57,072
Verisk Analytics, Inc. 5.50%, 6/15/2045	64,000	71,389
Western Union Co. 6.20%, 11/17/2036	94,000	99,082
William Marsh Rice University 3.57%, 5/15/2045	129,000	130,388

		2,252,544

CONSTRUCTION MATERIALS — 0.4%
Johnson Controls International PLC:
4.50%, 2/15/2047	20,000	21,272
4.95%, 7/2/2064 (d)	86,000	92,092
5.13%, 9/14/2045	180,000	206,843
6.00%, 1/15/2036	94,000	114,579
Lafarge SA 7.13%, 7/15/2036	150,000	192,492
Masco Corp.:
3.50%, 11/15/2027	30,000	29,874
4.50%, 5/15/2047	50,000	50,324
7.75%, 8/1/2029	19,000	25,479
Owens Corning:
4.30%, 7/15/2047	50,000	48,392
7.00%, 12/1/2036	107,000	137,301
Vulcan Materials Co. 4.50%, 6/15/2047	100,000	101,855

		1,020,503

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	50,000	47,669
4.20%, 5/15/2047	100,000	103,068
4.60%, 6/15/2045	94,000	102,273

		253,010

DIVERSIFIED FINANCIAL SERVICES — 2.4%
American Express Co. 4.05%, 12/3/2042	144,000	147,357
AXA Financial, Inc. 7.00%, 4/1/2028	86,000	110,019
CME Group, Inc. 5.30%, 9/15/2043	94,000	116,733
Credit Suisse USA, Inc. 7.13%, 7/15/2032	112,000	153,588
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,455,000	1,583,506
General Electric Co.:
Series A, 6.75%, 3/15/2032	229,000	313,737
Series GMTN, 6.15%, 8/7/2037	273,000	361,561
Series GMTN, 6.88%, 1/10/2039	288,000	416,799
Series MTN, 5.88%, 1/14/2038	435,000	562,986
Invesco Finance PLC 5.38%, 11/30/2043	94,000	110,764
Jefferies Group LLC:
6.25%, 1/15/2036	64,000	69,699
6.45%, 6/8/2027	64,000	73,430
Legg Mason, Inc. 5.63%, 1/15/2044	115,000	122,233
Mastercard, Inc. 3.80%, 11/21/2046	50,000	50,755
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	50,000	53,003
Series C, 8.00%, 3/1/2032	94,000	137,341
Raymond James Financial, Inc. 4.95%, 7/15/2046	205,000	222,199
Visa, Inc.:
4.15%, 12/14/2035	287,000	310,640
4.30%, 12/14/2045	531,000	583,171

		5,499,521

ELECTRIC — 10.5%
AEP Transmission Co. LLC 4.00%, 12/1/2046	100,000	103,243
Alabama Power Co.:
3.75%, 3/1/2045	64,000	62,767
4.15%, 8/15/2044	73,000	75,689
4.30%, 1/2/2046	43,000	45,704
6.00%, 3/1/2039	64,000	81,714
Ameren Illinois Co. 4.15%, 3/15/2046	143,000	152,211
Appalachian Power Co. 7.00%, 4/1/2038	99,000	136,019
Arizona Public Service Co.:
3.75%, 5/15/2046	50,000	49,045

See accompanying notes to financial statements.

128

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
4.35%, 11/15/2045	$100,000	$107,809
4.50%, 4/1/2042	104,000	113,467
Berkshire Hathaway Energy Co.:
6.13%, 4/1/2036	296,000	381,094
6.50%, 9/15/2037	200,000	267,776
8.48%, 9/15/2028	172,000	249,973
Black Hills Corp. 4.20%, 9/15/2046	50,000	48,848
CenterPoint Energy Houston Electric LLC 4.50%, 4/1/2044	50,000	55,799
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	35,000	37,350
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	50,166
4.70%, 3/31/2043	16,000	17,000
Commonwealth Edison Co.:
3.70%, 3/1/2045	30,000	29,345
3.80%, 10/1/2042	64,000	63,247
4.60%, 8/15/2043	47,000	52,199
4.70%, 1/15/2044	64,000	72,115
5.90%, 3/15/2036	491,000	618,719
6.45%, 1/15/2038	100,000	134,699
Connecticut Light & Power Co. 4.30%, 4/15/2044	64,000	67,989
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	100,000	99,919
3.95%, 3/1/2043	260,000	262,608
4.45%, 3/15/2044	152,000	165,815
4.50%, 12/1/2045	43,000	47,253
5.70%, 6/15/2040	30,000	37,537
Series 05-A, 5.30%, 3/1/2035	275,000	321,626
Series 06-B, 6.20%, 6/15/2036	64,000	81,787
Series 08-B, 6.75%, 4/1/2038	47,000	65,319
Series 09-C, 5.50%, 12/1/2039	112,000	137,068
Series 12-A, 4.20%, 3/15/2042	47,000	49,266
Series 2017, 3.88%, 6/15/2047	150,000	152,471
Series C, 4.30%, 12/1/2056	100,000	104,651
Consumers Energy Co.:
3.25%, 8/15/2046	150,000	137,157
3.95%, 7/15/2047	100,000	103,485
Delmarva Power & Light Co. 4.15%, 5/15/2045	50,000	52,929
Dominion Energy, Inc.:
4.70%, 12/1/2044	64,000	69,176
Series B, 5.95%, 6/15/2035	94,000	115,196
Series C, 4.05%, 9/15/2042	30,000	29,210
Series C, 4.90%, 8/1/2041	43,000	46,787
Series E, 6.30%, 3/15/2033	50,000	61,663
Series F, 5.25%, 8/1/2033	117,000	130,766
DTE Electric Co.:
3.70%, 3/15/2045	89,000	87,779
3.70%, 6/1/2046	100,000	98,383
4.30%, 7/1/2044	47,000	50,803
Duke Energy Carolinas LLC:
3.75%, 6/1/2045	43,000	42,850
3.88%, 3/15/2046	50,000	50,991
4.00%, 9/30/2042	112,000	115,172
4.25%, 12/15/2041	86,000	91,960
5.30%, 2/15/2040	64,000	78,527
6.00%, 1/15/2038	143,000	188,993
6.05%, 4/15/2038	94,000	122,645
6.45%, 10/15/2032	64,000	83,690
Series A, 6.00%, 12/1/2028	99,000	122,621
Duke Energy Corp.:
3.75%, 9/1/2046	175,000	166,366
4.80%, 12/15/2045	205,000	225,877
Duke Energy Florida LLC:
6.35%, 9/15/2037	64,000	86,353
6.40%, 6/15/2038	100,000	136,934
Duke Energy Indiana LLC:
3.75%, 5/15/2046	100,000	98,575
6.12%, 10/15/2035	200,000	249,358
6.35%, 8/15/2038	74,000	99,230
6.45%, 4/1/2039	112,000	151,361
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	14,000	13,656
Duke Energy Progress LLC:
4.10%, 3/15/2043	64,000	66,463
4.15%, 12/1/2044	245,000	256,892
4.20%, 8/15/2045	394,000	418,164
4.38%, 3/30/2044	51,000	55,189
El Paso Electric Co.:
5.00%, 12/1/2044	50,000	54,162
6.00%, 5/15/2035	21,000	24,603
Emera US Finance L.P. 4.75%, 6/15/2046	220,000	231,438
Entergy Louisiana LLC:
3.05%, 6/1/2031	50,000	48,232
3.12%, 9/1/2027	50,000	49,794
3.25%, 4/1/2028	125,000	124,654
4.95%, 1/15/2045	85,000	87,564
Entergy Mississippi, Inc. 2.85%, 6/1/2028	50,000	48,269
Exelon Corp.:
4.45%, 4/15/2046	45,000	46,485
5.10%, 6/15/2045	90,000	100,754
5.63%, 6/15/2035	124,000	145,795
Series WI, 4.95%, 6/15/2035	120,000	131,381
Exelon Generation Co. LLC:
5.60%, 6/15/2042	29,000	29,047
6.25%, 10/1/2039	300,000	323,961
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	55,000	56,037
Series C, 7.38%, 11/15/2031	200,000	262,957
Florida Power & Light Co.:
4.05%, 10/1/2044	214,000	225,500
4.13%, 2/1/2042	94,000	99,657
5.25%, 2/1/2041	124,000	151,172
5.69%, 3/1/2040	273,000	349,803
5.95%, 2/1/2038	77,000	100,108
Georgia Power Co.:
4.30%, 3/15/2042	220,000	226,651
4.30%, 3/15/2043	124,000	127,551
5.40%, 6/1/2040	30,000	34,972
5.95%, 2/1/2039	86,000	105,419
Series 10-C, 4.75%, 9/1/2040	112,000	119,822
Great Plains Energy, Inc. 4.85%, 4/1/2047	88,000	89,896

See accompanying notes to financial statements.

129

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Iberdrola International B.V. 6.75%, 7/15/2036	$64,000	$83,068
Indiana Michigan Power Co.:
6.05%, 3/15/2037	80,000	99,003
Series K, 4.55%, 3/15/2046	30,000	32,737
Series L, 3.75%, 7/1/2047 (c)	100,000	97,280
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	48,242
6.25%, 7/15/2039	30,000	38,837
Jersey Central Power & Light Co. 6.15%, 6/1/2037	64,000	76,824
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	930	1,004
Kansas City Power & Light Co.:
4.20%, 6/15/2047	100,000	102,028
5.30%, 10/1/2041	73,000	85,000
Series B, 6.05%, 11/15/2035	30,000	37,486
Kentucky Utilities Co. 5.13%, 11/1/2040	252,000	301,127
MidAmerican Energy Co.:
3.95%, 8/1/2047	50,000	51,330
4.25%, 5/1/2046	64,000	68,499
4.80%, 9/15/2043	167,000	191,836
5.75%, 11/1/2035	64,000	79,823
6.75%, 12/30/2031	64,000	87,389
Nevada Power Co.:
5.38%, 9/15/2040	47,000	55,534
Series N, 6.65%, 4/1/2036	43,000	57,869
Series R, 6.75%, 7/1/2037	200,000	270,308
NiSource Finance Corp.:
4.80%, 2/15/2044	30,000	32,584
5.65%, 2/1/2045	94,000	112,983
5.95%, 6/15/2041	124,000	153,187
Northern States Power Co.:
4.00%, 8/15/2045	30,000	31,031
4.13%, 5/15/2044	43,000	45,425
5.35%, 11/1/2039	30,000	36,675
6.25%, 6/1/2036	39,000	51,466
NorthWestern Corp. 4.18%, 11/15/2044	64,000	65,680
NSTAR Electric Co. 5.50%, 3/15/2040	64,000	78,806
Oglethorpe Power Corp.:
4.25%, 4/1/2046	25,000	23,622
5.25%, 9/1/2050	200,000	217,860
5.38%, 11/1/2040	39,000	44,441
5.95%, 11/1/2039	30,000	36,091
Ohio Edison Co. 6.88%, 7/15/2036	80,000	106,486
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	50,000	52,061
Oncor Electric Delivery Co. LLC:
3.75%, 4/1/2045	30,000	29,281
5.25%, 9/30/2040	30,000	35,570
5.30%, 6/1/2042	94,000	113,183
7.25%, 1/15/2033	64,000	88,519
7.50%, 9/1/2038	77,000	111,822
Pacific Gas & Electric Co.:
3.75%, 8/15/2042	18,000	17,648
4.00%, 12/1/2046	200,000	205,632
4.30%, 3/15/2045	43,000	46,010
4.45%, 4/15/2042	99,000	107,447
4.60%, 6/15/2043	77,000	85,232
4.75%, 2/15/2044	86,000	97,892
5.13%, 11/15/2043	74,000	87,669
5.40%, 1/15/2040	124,000	151,454
5.80%, 3/1/2037	3,000	3,809
6.05%, 3/1/2034	274,000	353,559
6.25%, 3/1/2039	214,000	282,335
6.35%, 2/15/2038	224,000	299,201
PacifiCorp:
6.00%, 1/15/2039	124,000	160,946
6.10%, 8/1/2036	30,000	38,828
6.25%, 10/15/2037	124,000	164,294
PECO Energy Co.:
4.15%, 10/1/2044	30,000	31,345
5.95%, 10/1/2036	64,000	81,517
Potomac Electric Power Co.:
4.15%, 3/15/2043	94,000	99,231
7.90%, 12/15/2038	64,000	96,170
PPL Capital Funding, Inc. 4.70%, 6/1/2043	56,000	58,796
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	250,000	257,060
6.25%, 5/15/2039	30,000	39,881
Progress Energy, Inc.:
7.00%, 10/30/2031	145,000	192,796
7.75%, 3/1/2031	56,000	78,595
Public Service Co. of Colorado:
3.60%, 9/15/2042	124,000	120,399
3.80%, 6/15/2047	50,000	50,528
4.30%, 3/15/2044	64,000	68,780
Series 17, 6.25%, 9/1/2037	64,000	84,546
Public Service Electric & Gas Co.:
5.80%, 5/1/2037	64,000	80,762
Series MTN, 3.80%, 3/1/2046	150,000	152,220
Series MTN, 3.95%, 5/1/2042	90,000	93,004
Series MTN, 4.15%, 11/1/2045	94,000	98,954
Series MTN, 5.50%, 3/1/2040	43,000	52,743
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	64,000	68,765
5.64%, 4/15/2041	55,000	68,422
5.76%, 10/1/2039	64,000	79,090
5.80%, 3/15/2040	34,000	43,000
6.27%, 3/15/2037	30,000	38,844
7.02%, 12/1/2027	64,000	82,835
San Diego Gas & Electric Co.:
4.50%, 8/15/2040	73,000	81,024
Series RRR, 3.75%, 6/1/2047	150,000	150,837
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	48,939
4.35%, 2/1/2042	64,000	64,412
4.50%, 6/1/2064	249,000	248,477
4.60%, 6/15/2043	117,000	121,627
5.45%, 2/1/2041	130,000	149,694
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	826	838
Southern California Edison Co.:
4.00%, 4/1/2047	145,000	150,909
4.50%, 9/1/2040	142,000	156,355
4.65%, 10/1/2043	99,000	112,751
6.00%, 1/15/2034	64,000	81,523

See accompanying notes to financial statements.

130

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
6.65%, 4/1/2029	$124,000	$159,047
Series 04-G, 5.75%, 4/1/2035	130,000	160,230
Series 05-B, 5.55%, 1/15/2036	30,000	36,925
Series 05-E, 5.35%, 7/15/2035	186,000	222,586
Series 06-E, 5.55%, 1/15/2037	30,000	36,648
Series 13-A, 3.90%, 3/15/2043	30,000	30,554
Series C, 3.60%, 2/1/2045	64,000	62,150
Southern Co.:
4.25%, 7/1/2036	300,000	306,249
4.40%, 7/1/2046	400,000	409,424
Southern Power Co. 5.15%, 9/15/2041	110,000	116,414
Southwestern Electric Power Co.:
6.20%, 3/15/2040	100,000	128,121
Series J, 3.90%, 4/1/2045	64,000	62,724
Tampa Electric Co.:
4.10%, 6/15/2042	25,000	24,792
4.35%, 5/15/2044	80,000	82,265
6.55%, 5/15/2036	30,000	38,692
Toledo Edison Co. 6.15%, 5/15/2037	57,000	70,789
TransAlta Corp. 6.50%, 3/15/2040	64,000	62,611
Union Electric Co.:
3.65%, 4/15/2045	60,000	59,060
8.45%, 3/15/2039	64,000	102,628
Virginia Electric & Power Co.:
4.00%, 1/15/2043	89,000	90,986
4.45%, 2/15/2044	94,000	102,529
8.88%, 11/15/2038	164,000	274,995
Series A, 6.00%, 5/15/2037	55,000	70,339
Series B, 4.20%, 5/15/2045	43,000	45,298
Series B, 6.00%, 1/15/2036	50,000	63,392
Series C, 4.00%, 11/15/2046	110,000	112,976
Series D, 4.65%, 8/15/2043	74,000	83,673
Westar Energy, Inc.:
4.10%, 4/1/2043	55,000	56,847
4.13%, 3/1/2042	64,000	66,713
Wisconsin Electric Power Co. 3.65%, 12/15/2042	30,000	29,032
Wisconsin Power & Light Co. 6.38%, 8/15/2037	30,000	39,891
Wisconsin Public Service Corp. 4.75%, 11/1/2044	79,000	91,477
Xcel Energy, Inc. 6.50%, 7/1/2036	330,000	435,016

		24,554,887

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co. 6.13%, 4/15/2039	75,000	96,784

ELECTRONICS — 0.3%
Arrow Electronics, Inc. 3.88%, 1/12/2028	50,000	49,845
Corning, Inc.:
4.75%, 3/15/2042	140,000	146,920
5.75%, 8/15/2040	47,000	54,957
Fortive Corp. 4.30%, 6/15/2046	68,000	70,618
Honeywell International, Inc.:
5.70%, 3/15/2036	64,000	81,086
5.70%, 3/15/2037	64,000	82,001
Series 30, 5.38%, 3/1/2041	64,000	79,574
Koninklijke Philips NV:
5.00%, 3/15/2042	51,000	56,309
6.88%, 3/11/2038	86,000	114,672

		735,982

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc. 4.38%, 5/8/2042	39,000	42,346

ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc. 6.20%, 3/1/2040	100,000	129,086
Waste Management, Inc.:
3.90%, 3/1/2035	102,000	105,327
4.10%, 3/1/2045	67,000	70,355
6.13%, 11/30/2039	43,000	55,742

		360,510

FOOD — 1.7%
Ahold Finance USA LLC 6.88%, 5/1/2029	64,000	80,308
Campbell Soup Co. 3.80%, 8/2/2042	37,000	35,354
Conagra Brands, Inc.:
7.00%, 10/1/2028	180,000	225,819
8.25%, 9/15/2030	81,000	111,147
General Mills, Inc.:
4.15%, 2/15/2043	30,000	29,945
5.40%, 6/15/2040	94,000	109,396
Hershey Co. 3.38%, 8/15/2046	50,000	46,104
JM Smucker Co.:
4.25%, 3/15/2035	74,000	76,851
4.38%, 3/15/2045	47,000	49,271
Kellogg Co.:
3.25%, 4/1/2026	65,000	64,749
4.50%, 4/1/2046	50,000	51,412
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	144,000	168,389
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	485,000	474,117
5.00%, 7/15/2035	192,000	207,299
5.00%, 6/4/2042	283,000	298,913
5.20%, 7/15/2045	169,000	182,478
6.50%, 2/9/2040	154,000	191,440
6.88%, 1/26/2039	129,000	165,743
Kroger Co.:
3.88%, 10/15/2046	25,000	22,050
4.45%, 2/1/2047	135,000	130,259
5.40%, 7/15/2040	109,000	117,420
6.90%, 4/15/2038	130,000	164,165
7.50%, 4/1/2031	133,000	176,460
Sysco Corp.:
4.50%, 4/1/2046	150,000	157,496
4.85%, 10/1/2045	51,000	56,161
5.38%, 9/21/2035	85,000	98,717
Tyson Foods, Inc.:
4.88%, 8/15/2034	156,000	171,070
5.15%, 8/15/2044	130,000	146,628
Unilever Capital Corp. 5.90%, 11/15/2032	173,000	225,678

		4,034,839

See accompanying notes to financial statements.

131

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.5%
Georgia-Pacific LLC:
7.75%, 11/15/2029	$64,000	$88,758
8.88%, 5/15/2031	86,000	132,507
International Paper Co.:
4.40%, 8/15/2047	125,000	126,106
4.80%, 6/15/2044	248,000	263,594
5.15%, 5/15/2046	25,000	27,896
6.00%, 11/15/2041	64,000	77,687
7.30%, 11/15/2039	177,000	240,562
8.70%, 6/15/2038	124,000	182,256

		1,139,366

GAS — 0.7%
Atmos Energy Corp.:
4.13%, 10/15/2044	123,000	129,293
4.15%, 1/15/2043	16,000	16,608
5.50%, 6/15/2041	30,000	36,521
CenterPoint Energy Resources Corp.:
5.85%, 1/15/2041	86,000	104,793
6.63%, 11/1/2037	64,000	80,090
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	43,000	44,523
4.80%, 11/1/2043	88,000	93,111
KeySpan Corp. 5.80%, 4/1/2035	107,000	126,122
NiSource Finance Corp. 4.38%, 5/15/2047	100,000	102,816
ONE Gas, Inc. 4.66%, 2/1/2044	81,000	89,151
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	25,000	23,265
4.65%, 8/1/2043	17,000	18,348
Sempra Energy 6.00%, 10/15/2039	114,000	144,113
Southern California Gas Co. 3.75%, 9/15/2042	30,000	29,959
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	200,000	190,854
4.40%, 6/1/2043	20,000	20,293
4.40%, 5/30/2047	50,000	51,231
5.88%, 3/15/2041	107,000	129,112
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	96,301

		1,526,504

HAND & MACHINE TOOLS — 0.0% (a)
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	30,000	34,203

HEALTH CARE PRODUCTS — 1.7%
Abbott Laboratories:
4.75%, 11/30/2036	270,000	293,741
4.75%, 4/15/2043	62,000	65,744
4.90%, 11/30/2046	500,000	551,015
Baxter International, Inc. 3.50%, 8/15/2046	155,000	139,017
Becton Dickinson and Co.:
4.67%, 6/6/2047	300,000	311,319
4.69%, 12/15/2044	289,000	299,846
Boston Scientific Corp. 7.38%, 1/15/2040	95,000	126,755
Covidien International Finance SA 6.55%, 10/15/2037	94,000	124,858
Danaher Corp. 4.38%, 9/15/2045	56,000	61,051
Medtronic, Inc.:
4.00%, 4/1/2043	100,000	101,050
4.38%, 3/15/2035	254,000	277,411
4.50%, 3/15/2042	64,000	69,386
4.63%, 3/15/2045	752,000	846,594
5.55%, 3/15/2040	94,000	114,157
Stryker Corp.:
4.10%, 4/1/2043	190,000	189,861
4.38%, 5/15/2044	100,000	103,989
4.63%, 3/15/2046	115,000	125,597
Thermo Fisher Scientific, Inc. 5.30%, 2/1/2044	83,000	97,289
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	50,000	50,398

		3,949,078

HEALTH CARE SERVICES — 2.7%
Aetna, Inc.:
4.13%, 11/15/2042	64,000	65,641
4.50%, 5/15/2042	56,000	60,656
6.63%, 6/15/2036	111,000	149,948
6.75%, 12/15/2037	174,000	240,743
Anthem, Inc.:
4.63%, 5/15/2042	99,000	106,904
4.65%, 1/15/2043	129,000	140,049
4.65%, 8/15/2044	254,000	275,905
5.85%, 1/15/2036	124,000	149,139
5.95%, 12/15/2034	8,000	9,686
6.38%, 6/15/2037	137,000	176,023
Ascension Health:
3.95%, 11/15/2046	85,000	86,303
4.85%, 11/15/2053	114,000	127,419
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	49,436
4.19%, 11/15/2045	99,000	102,036
Children’s Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	68,823
Cigna Corp.:
5.38%, 2/15/2042	164,000	197,574
5.88%, 3/15/2041	89,000	111,770
Dignity Health 5.27%, 11/1/2064	39,000	39,861
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	75,000	75,904
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	50,000	52,868
Humana, Inc.:
4.63%, 12/1/2042	66,000	70,042
4.80%, 3/15/2047	40,000	44,267
4.95%, 10/1/2044	94,000	105,442
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	70,000	69,972
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	60,000	61,879
4.88%, 4/1/2042	130,000	148,299
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	152,000	158,085
Mayo Clinic Series 2013, 4.00%, 11/15/2047	64,000	64,781

See accompanying notes to financial statements.

132

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	$236,000	$243,613
New York and Presbyterian Hospital:
4.02%, 8/1/2045	124,000	126,278
4.06%, 8/1/2056	50,000	49,828
Northwell Healthcare, Inc. 3.98%, 11/1/2046	350,000	336,801
NYU Hospitals Center:
4.37%, 7/1/2047	50,000	52,852
4.78%, 7/1/2044	99,000	108,792
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	300,000	286,617
Quest Diagnostics, Inc. 4.70%, 3/30/2045	94,000	98,085
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	48,940
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	71,000	72,741
Texas Health Resources 4.33%, 11/15/2055	56,000	59,038
UnitedHealth Group, Inc.:
3.95%, 10/15/2042	43,000	43,601
4.20%, 1/15/2047	80,000	84,379
4.25%, 3/15/2043	94,000	99,501
4.25%, 4/15/2047	156,000	166,411
4.38%, 3/15/2042	124,000	133,085
4.63%, 11/15/2041	64,000	70,745
4.75%, 7/15/2045	204,000	234,427
5.70%, 10/15/2040	64,000	80,592
5.80%, 3/15/2036	130,000	164,208
5.95%, 2/15/2041	64,000	82,808
6.50%, 6/15/2037	24,000	32,411
6.63%, 11/15/2037	64,000	88,201
6.88%, 2/15/2038	270,000	383,392

		6,156,801

HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp.:
4.50%, 6/1/2046	35,000	36,605
5.15%, 3/1/2043	30,000	33,184

		69,789

HOUSEHOLD PRODUCTS — 0.3%
Colgate-Palmolive Co. Series MTN, 4.00%, 8/15/2045	164,000	169,702
Estee Lauder Cos., Inc.:
4.15%, 3/15/2047	95,000	99,580
4.38%, 6/15/2045	64,000	68,776
6.00%, 5/15/2037	30,000	37,657
Procter & Gamble Co.:
2.45%, 11/3/2026	250,000	243,965
5.55%, 3/5/2037	104,000	139,072

		758,752

HOUSEHOLD PRODUCTS & WARES — 0.1%
Kimberly-Clark Corp.:
3.20%, 7/30/2046	25,000	22,648
3.90%, 5/4/2047	100,000	101,817
6.63%, 8/1/2037	114,000	159,153

		283,618

HOUSEWARES — 0.1%
Newell Brands, Inc.:
5.38%, 4/1/2036	95,000	110,321
5.50%, 4/1/2046	166,000	199,706

		310,027

INSURANCE — 3.9%
Aflac, Inc.:
4.00%, 10/15/2046	50,000	49,338
6.45%, 8/15/2040	33,000	43,697
Alleghany Corp. 4.90%, 9/15/2044	77,000	80,902
Allstate Corp.:
4.20%, 12/15/2046	100,000	104,965
4.50%, 6/15/2043	79,000	86,523
5.35%, 6/1/2033	130,000	152,144
5.55%, 5/9/2035	137,000	167,489
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	101,802
American International Group, Inc.:
3.88%, 1/15/2035	374,000	362,174
4.38%, 1/15/2055	86,000	82,846
4.50%, 7/16/2044	514,000	524,866
4.80%, 7/10/2045	64,000	68,409
Aon Corp. 8.21%, 1/1/2027	86,000	112,576
Aon PLC:
4.45%, 5/24/2043	64,000	64,579
4.75%, 5/15/2045	94,000	101,664
Arch Capital Finance LLC 5.03%, 12/15/2046	100,000	111,774
Arch Capital Group US, Inc. 5.14%, 11/1/2043	124,000	139,067
Assurant, Inc. 6.75%, 2/15/2034	30,000	36,610
AXA SA 8.60%, 12/15/2030	73,000	104,235
Berkshire Hathaway Finance Corp.:
4.30%, 5/15/2043	94,000	100,645
4.40%, 5/15/2042	86,000	93,085
5.75%, 1/15/2040	80,000	102,412
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	177,000	195,309
Brighthouse Financial, Inc. 4.70%, 6/22/2047 (e)	250,000	247,715
Chubb Corp.:
6.00%, 5/11/2037	134,000	174,701
Series 1, 6.50%, 5/15/2038	100,000	138,068
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	44,000	46,625
4.35%, 11/3/2045	126,000	138,041
6.70%, 5/15/2036	30,000	41,612
Cincinnati Financial Corp. 6.92%, 5/15/2028	64,000	82,752
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	30,000	37,776
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	64,000	66,392
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	86,000	87,381
5.95%, 10/15/2036	64,000	78,061
Lincoln National Corp.:
6.30%, 10/9/2037	94,000	116,344

See accompanying notes to financial statements.

133

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
7.00%, 6/15/2040	$64,000	$85,700
Loews Corp.:
4.13%, 5/15/2043	86,000	85,413
6.00%, 2/1/2035	15,000	18,170
Manulife Financial Corp. 5.38%, 3/4/2046	240,000	288,062
Markel Corp. 5.00%, 4/5/2046	50,000	54,388
Marsh & McLennan Cos., Inc.:
4.35%, 1/30/2047	45,000	47,840
5.88%, 8/1/2033	40,000	49,336
MetLife, Inc.:
4.05%, 3/1/2045	175,000	176,183
4.13%, 8/13/2042	97,000	98,815
4.60%, 5/13/2046	124,000	136,424
4.72%, 12/15/2044	107,000	119,211
4.88%, 11/13/2043	86,000	97,275
5.70%, 6/15/2035	114,000	140,675
5.88%, 2/6/2041	172,000	217,430
6.40%, 12/15/2066	150,000	173,344
6.50%, 12/15/2032	93,000	120,505
10.75%, 8/1/2069	99,000	164,837
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	110,156
Principal Financial Group, Inc.:
4.30%, 11/15/2046	50,000	51,981
4.63%, 9/15/2042	30,000	32,662
6.05%, 10/15/2036	94,000	118,718
Progressive Corp.:
4.13%, 4/15/2047	350,000	363,653
4.35%, 4/25/2044	64,000	68,752
6.25%, 12/1/2032	112,000	144,651
Prudential Financial, Inc.:
5.10%, 8/15/2043	64,000	74,020
5.63%, 5/12/2041	77,000	93,805
6.63%, 12/1/2037	140,000	186,591
6.63%, 6/21/2040	30,000	40,573
Series B, 5.75%, 7/15/2033	47,000	56,669
Series C, 5.40%, 6/13/2035	30,000	35,113
Series MTN, 4.60%, 5/15/2044	200,000	219,224
Series MTN, 5.70%, 12/14/2036	77,000	94,093
Series MTN, 5.80%, 11/16/2041	50,000	62,299
Travelers Cos., Inc 4.00%, 5/30/2047	160,000	163,258
Travelers Cos., Inc.:
3.75%, 5/15/2046	125,000	122,264
4.30%, 8/25/2045	64,000	68,518
4.60%, 8/1/2043	122,000	136,363
6.25%, 6/15/2037	136,000	181,189
Travelers Property Casualty Corp. 6.38%, 3/15/2033	30,000	38,854
Unum Group 5.75%, 8/15/2042	30,000	35,636
Voya Financial, Inc. 5.70%, 7/15/2043	89,000	103,500
WR Berkley Corp. 4.75%, 8/1/2044	94,000	96,874
XLIT, Ltd. 5.50%, 3/31/2045	141,000	150,667

		9,166,270

INTERNET — 0.3%
Alibaba Group Holding, Ltd. 4.50%, 11/28/2034 (c)	86,000	94,485
Amazon.com, Inc.:
4.80%, 12/5/2034	132,000	152,202
4.95%, 12/5/2044	249,000	295,287
eBay, Inc. 4.00%, 7/15/2042	74,000	65,077

		607,051

IRON/STEEL — 0.5%
Nucor Corp.:
5.20%, 8/1/2043	87,000	102,036
6.40%, 12/1/2037	64,000	83,761
Vale Overseas, Ltd.:
6.88%, 11/21/2036	484,000	519,332
6.88%, 11/10/2039	239,000	256,072
8.25%, 1/17/2034	94,000	112,072
Vale SA 5.63%, 9/11/2042	193,000	183,892

		1,257,165

IT SERVICES — 2.3%
Apple, Inc.:
3.45%, 2/9/2045	270,000	253,787
3.85%, 5/4/2043	227,000	226,610
3.85%, 8/4/2046	647,000	646,010
4.25%, 2/9/2047	170,000	180,763
4.38%, 5/13/2045	362,000	391,289
4.45%, 5/6/2044	253,000	276,033
4.50%, 2/23/2036	175,000	196,221
4.65%, 2/23/2046	505,000	567,181
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (e)	175,000	219,587
8.35%, 7/15/2046 (e)	410,000	528,814
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	341,000	368,590
6.35%, 10/15/2045	195,000	205,832
HP, Inc. 6.00%, 9/15/2041	404,000	428,123
International Business Machines Corp.:
4.00%, 6/20/2042	238,000	242,667
4.70%, 2/19/2046	120,000	133,819
5.60%, 11/30/2039	98,000	121,363
5.88%, 11/29/2032	189,000	238,658
6.22%, 8/1/2027	30,000	37,525
6.50%, 1/15/2028	30,000	38,236
Seagate HDD Cayman:
4.88%, 6/1/2027	80,000	79,934
5.75%, 12/1/2034	64,000	63,608

		5,444,650

LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	64,000	66,757

MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar, Inc.:
3.80%, 8/15/2042	360,000	360,623
4.30%, 5/15/2044	89,000	95,977
4.75%, 5/15/2064	17,000	19,013
5.20%, 5/27/2041	86,000	103,364
6.05%, 8/15/2036	64,000	82,579

		661,556

MACHINERY-DIVERSIFIED — 0.3%
Cummins, Inc. 4.88%, 10/1/2043	59,000	67,045

See accompanying notes to financial statements.

134

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Deere & Co.:
3.90%, 6/9/2042	$160,000	$166,958
5.38%, 10/16/2029	30,000	36,294
7.13%, 3/3/2031	64,000	88,873
Xylem, Inc. 4.38%, 11/1/2046	300,000	309,855

		669,025

MEDIA — 6.3%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	115,000	122,040
4.95%, 10/15/2045	284,000	309,546
5.40%, 10/1/2043	64,000	73,488
6.15%, 3/1/2037	105,000	131,091
6.15%, 2/15/2041	379,000	478,101
6.20%, 12/15/2034	120,000	148,238
6.40%, 12/15/2035	137,000	173,405
6.55%, 3/15/2033	94,000	118,464
6.65%, 11/15/2037	25,000	32,970
6.90%, 8/15/2039	64,000	85,951
7.75%, 12/1/2045	147,000	213,645
Series WI, 4.75%, 11/15/2046	50,000	53,246
CBS Corp.:
4.60%, 1/15/2045	89,000	91,107
4.85%, 7/1/2042	64,000	66,925
5.50%, 5/15/2033	136,000	150,287
5.90%, 10/15/2040	64,000	75,441
7.88%, 7/30/2030	102,000	139,997
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028 (e) (f)	200,000	197,049
5.38%, 5/1/2047 (e)	300,000	317,760
6.38%, 10/23/2035	164,000	194,773
6.48%, 10/23/2045	713,000	857,946
6.83%, 10/23/2055	39,000	47,925
Comcast Corp.:
3.20%, 7/15/2036	110,000	102,675
3.40%, 7/15/2046	17,000	15,460
4.20%, 8/15/2034	208,000	220,322
4.25%, 1/15/2033	243,000	258,404
4.50%, 1/15/2043	339,000	362,896
4.60%, 8/15/2045	150,000	163,678
4.65%, 7/15/2042	194,000	212,535
4.75%, 3/1/2044	177,000	196,920
5.65%, 6/15/2035	114,000	139,554
6.40%, 5/15/2038	214,000	285,044
6.40%, 3/1/2040	94,000	126,337
6.45%, 3/15/2037	402,000	535,504
6.50%, 11/15/2035	244,000	323,532
6.55%, 7/1/2039	186,000	252,668
6.95%, 8/15/2037	207,000	291,361
7.05%, 3/15/2033	164,000	225,080
Discovery Communications LLC 4.88%, 4/1/2043	250,000	233,283
Grupo Televisa SAB:
5.00%, 5/13/2045	114,000	111,047
6.13%, 1/31/2046	150,000	167,966
6.63%, 1/15/2040	99,000	114,439
Historic TW, Inc. 6.63%, 5/15/2029	304,000	382,259
NBCUniversal Media LLC:
4.45%, 1/15/2043	194,000	206,127
5.95%, 4/1/2041	186,000	237,483
6.40%, 4/30/2040	193,000	259,417
Thomson Reuters Corp.:
5.65%, 11/23/2043	64,000	75,036
5.85%, 4/15/2040	94,000	109,520
Time Warner Cable LLC:
4.50%, 9/15/2042	224,000	213,790
5.50%, 9/1/2041	139,000	149,499
5.88%, 11/15/2040	322,000	359,993
6.55%, 5/1/2037	124,000	148,470
6.75%, 6/15/2039	389,000	474,767
7.30%, 7/1/2038	104,000	133,554
Time Warner Cos., Inc. 6.95%, 1/15/2028	124,000	155,976
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	204,000	282,193
Time Warner, Inc.:
4.85%, 7/15/2045	92,000	94,710
4.90%, 6/15/2042	112,000	115,171
5.35%, 12/15/2043	66,000	72,622
6.10%, 7/15/2040	114,000	136,420
6.25%, 3/29/2041	164,000	199,514
6.50%, 11/15/2036	430,000	529,610
7.63%, 4/15/2031	190,000	259,956
7.70%, 5/1/2032	81,000	113,071
Viacom, Inc.:
4.38%, 3/15/2043	425,000	377,787
4.85%, 12/15/2034	126,000	125,005
5.25%, 4/1/2044	64,000	64,265
5.85%, 9/1/2043	210,000	226,403
6.88%, 4/30/2036	121,000	141,283
Walt Disney Co.:
4.38%, 8/16/2041	30,000	32,703
Series B, 7.00%, 3/1/2032	185,000	261,893
Series E, 4.13%, 12/1/2041	95,000	99,636
Series GMTN, 4.13%, 6/1/2044	122,000	127,974
Series MTN, 3.00%, 7/30/2046	50,000	43,651

		14,627,858

METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	94,000	95,413
4.38%, 6/15/2045	64,000	69,517

		164,930

MINING — 1.4%
Barrick Gold Corp. 5.25%, 4/1/2042	64,000	72,428
Barrick North America Finance LLC:
5.70%, 5/30/2041	156,000	183,927
5.75%, 5/1/2043	64,000	77,399
7.50%, 9/15/2038	163,000	213,812
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	200,000	241,780
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	172,000	176,221
5.00%, 9/30/2043	276,000	318,132
Goldcorp, Inc. 5.45%, 6/9/2044	64,000	71,272

See accompanying notes to financial statements.

135

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Newmont Mining Corp.:
4.88%, 3/15/2042	$94,000	$99,370
5.88%, 4/1/2035	154,000	179,730
6.25%, 10/1/2039	56,000	68,823
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	64,000	74,597
6.13%, 12/15/2033	54,000	66,157
7.25%, 3/15/2031	64,000	81,553
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	43,000	44,070
Rio Tinto Finance USA, Ltd.:
5.20%, 11/2/2040	230,000	271,396
7.13%, 7/15/2028	154,000	204,150
Southern Copper Corp.:
5.25%, 11/8/2042	154,000	154,202
5.88%, 4/23/2045	178,000	190,693
6.75%, 4/16/2040	225,000	259,247
7.50%, 7/27/2035	172,000	212,895

		3,261,854

MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
5.70%, 3/15/2037	164,000	208,508
Series MTN, 3.13%, 9/19/2046	50,000	45,181
Series MTN, 3.88%, 6/15/2044	135,000	138,205
Dover Corp. 5.38%, 3/1/2041	132,000	161,287
Eaton Corp.:
4.00%, 11/2/2032	74,000	76,714
4.15%, 11/2/2042	194,000	199,211
General Electric Co.:
4.13%, 10/9/2042	564,000	593,475
4.50%, 3/11/2044	333,000	369,996
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	86,000	89,493
4.88%, 9/15/2041	77,000	89,967
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	64,000	80,989
Ingersoll-Rand Luxembourg Finance SA 4.65%, 11/1/2044	50,000	54,039
Parker-Hannifin Corp.:
4.10%, 3/1/2047 (e)	40,000	41,697
4.45%, 11/21/2044	102,000	111,888
Series MTN, 4.20%, 11/21/2034	119,000	126,418
Tyco Electronics Group SA 7.13%, 10/1/2037	64,000	86,576

		2,473,644

OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Xerox Corp. 4.80%, 3/1/2035	64,000	60,299

OIL & GAS — 6.0%
Anadarko Petroleum Corp.:
4.50%, 7/15/2044	47,000	44,532
6.20%, 3/15/2040	217,000	247,955
6.45%, 9/15/2036	182,000	214,176
6.60%, 3/15/2046	415,000	508,786
Apache Corp.:
4.25%, 1/15/2044	172,000	161,386
4.75%, 4/15/2043	300,000	300,891
5.10%, 9/1/2040	149,000	155,175
5.25%, 2/1/2042	197,000	207,616
6.00%, 1/15/2037	273,000	315,299
BP Capital Markets PLC 3.72%, 11/28/2028	115,000	117,866
Burlington Resources Finance Co. 7.20%, 8/15/2031	81,000	106,219
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	43,000	47,627
6.25%, 3/15/2038	35,000	41,052
6.50%, 2/15/2037	124,000	147,071
6.75%, 2/1/2039	86,000	103,633
7.20%, 1/15/2032	30,000	36,648
Series GMTN, 4.95%, 6/1/2047	150,000	152,145
Cenovus Energy, Inc.:
4.45%, 9/15/2042	335,000	276,006
5.25%, 6/15/2037 (e)	160,000	149,651
5.40%, 6/15/2047 (e)	200,000	186,912
6.75%, 11/15/2039	360,000	378,324
Conoco Funding Co. 7.25%, 10/15/2031	198,000	262,633
ConocoPhillips:
5.90%, 10/15/2032	77,000	92,244
6.50%, 2/1/2039	404,000	527,628
ConocoPhillips Co.:
4.30%, 11/15/2044 (c)	124,000	126,556
5.95%, 3/15/2046	50,000	63,005
ConocoPhillips Holding Co. 6.95%, 4/15/2029	144,000	185,498
Devon Energy Corp.:
4.75%, 5/15/2042	124,000	121,098
5.00%, 6/15/2045	64,000	64,931
5.60%, 7/15/2041	400,000	424,400
7.95%, 4/15/2032	42,000	54,756
Devon Financing Co. LLC 7.88%, 9/30/2031	146,000	189,397
Encana Corp.:
6.50%, 8/15/2034	345,000	393,697
6.50%, 2/1/2038	100,000	114,052
Eni USA, Inc. 7.30%, 11/15/2027	30,000	37,765
EOG Resources, Inc. 3.90%, 4/1/2035	176,000	171,262
Exxon Mobil Corp.:
3.57%, 3/6/2045	51,000	49,183
4.11%, 3/1/2046	256,000	269,811
Hess Corp.:
5.60%, 2/15/2041	154,000	151,072
5.80%, 4/1/2047	100,000	100,957
6.00%, 1/15/2040	181,000	184,515
7.13%, 3/15/2033	50,000	56,713
7.30%, 8/15/2031	73,000	84,147
7.88%, 10/1/2029	86,000	103,405
Husky Energy, Inc. 6.80%, 9/15/2037	30,000	37,524
Kerr-McGee Corp. 7.88%, 9/15/2031	86,000	110,544
Marathon Oil Corp.:
5.20%, 6/1/2045	64,000	61,500
6.80%, 3/15/2032	64,000	71,218
Marathon Petroleum Corp.:
4.75%, 9/15/2044	64,000	60,780
5.00%, 9/15/2054	94,000	87,013
6.50%, 3/1/2041	203,000	234,321

See accompanying notes to financial statements.

136

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Noble Energy, Inc.:
5.05%, 11/15/2044	$94,000	$96,404
5.25%, 11/15/2043	172,000	178,324
6.00%, 3/1/2041	172,000	192,788
Occidental Petroleum Corp.:
4.10%, 2/15/2047	100,000	99,736
4.40%, 4/15/2046	350,000	363,902
4.63%, 6/15/2045	51,000	54,135
Petro-Canada:
5.35%, 7/15/2033	64,000	70,701
5.95%, 5/15/2035	64,000	76,160
6.80%, 5/15/2038	314,000	409,936
Phillips 66:
4.65%, 11/15/2034	140,000	147,573
4.88%, 11/15/2044	162,000	173,494
5.88%, 5/1/2042	220,000	264,794
Shell International Finance B.V.:
3.63%, 8/21/2042	107,000	100,172
3.75%, 9/12/2046	100,000	94,959
4.00%, 5/10/2046	350,000	346,839
4.13%, 5/11/2035	451,000	469,338
4.38%, 5/11/2045	383,000	399,151
4.55%, 8/12/2043	189,000	202,249
5.50%, 3/25/2040	124,000	149,790
6.38%, 12/15/2038	314,000	417,366
Suncor Energy, Inc.:
6.50%, 6/15/2038	186,000	237,782
6.85%, 6/1/2039	64,000	85,204
Tosco Corp.:
7.80%, 1/1/2027	186,000	239,635
8.13%, 2/15/2030	64,000	88,881
Valero Energy Corp.:
4.90%, 3/15/2045	64,000	66,707
6.63%, 6/15/2037	199,000	245,566
7.50%, 4/15/2032	97,000	125,434
10.50%, 3/15/2039	64,000	103,614
XTO Energy, Inc. 6.75%, 8/1/2037	125,000	171,184

		14,062,413

OIL & GAS SERVICES — 0.7%
Baker Hughes, Inc.:
5.13%, 9/15/2040	234,000	266,765
6.88%, 1/15/2029	27,000	34,311
Halliburton Co.:
4.50%, 11/15/2041	69,000	69,017
4.75%, 8/1/2043	74,000	75,672
4.85%, 11/15/2035	529,000	562,396
5.00%, 11/15/2045	39,000	41,563
6.70%, 9/15/2038	124,000	158,716
7.45%, 9/15/2039	100,000	136,838
National Oilwell Varco, Inc. 3.95%, 12/1/2042	334,000	274,474

		1,619,752

PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	77,000	91,167
WestRock MWV LLC 7.95%, 2/15/2031	64,000	89,388

		180,555

PHARMACEUTICALS — 5.3%
Abbott Laboratories:
5.30%, 5/27/2040	142,000	160,456
6.00%, 4/1/2039	105,000	128,422
AbbVie, Inc.:
4.30%, 5/14/2036	361,000	372,104
4.40%, 11/6/2042	434,000	445,423
4.45%, 5/14/2046	160,000	165,493
4.50%, 5/14/2035	69,000	72,712
4.70%, 5/14/2045	432,000	459,644
Actavis, Inc. 4.63%, 10/1/2042	190,000	199,772
Allergan Funding SCS:
4.55%, 3/15/2035	352,000	375,644
4.75%, 3/15/2045	317,000	341,967
4.85%, 6/15/2044	201,000	218,372
AmerisourceBergen Corp. 4.25%, 3/1/2045	64,000	64,807
AstraZeneca PLC:
4.00%, 9/18/2042	209,000	212,049
4.38%, 11/16/2045	193,000	207,226
6.45%, 9/15/2037	309,000	417,570
Baxalta, Inc. 5.25%, 6/23/2045	97,000	113,733
Bristol-Myers Squibb Co. 3.25%, 8/1/2042	94,000	85,538
Cardinal Health, Inc.:
4.37%, 6/15/2047	150,000	155,412
4.50%, 11/15/2044	88,000	90,164
4.60%, 3/15/2043	39,000	40,657
Eli Lilly & Co.:
3.70%, 3/1/2045	64,000	63,345
3.95%, 5/15/2047	71,000	73,489
5.55%, 3/15/2037	186,000	229,156
Express Scripts Holding Co.:
4.80%, 7/15/2046	115,000	117,550
6.13%, 11/15/2041	77,000	91,923
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	130,000	139,321
6.38%, 5/15/2038	574,000	786,535
Johnson & Johnson:
3.55%, 3/1/2036	195,000	201,234
3.63%, 3/3/2037	145,000	151,779
3.70%, 3/1/2046	355,000	364,450
3.75%, 3/3/2047	150,000	155,922
4.38%, 12/5/2033	99,000	112,778
4.50%, 9/1/2040	47,000	53,644
4.50%, 12/5/2043	30,000	34,528
4.95%, 5/15/2033	64,000	76,863
5.85%, 7/15/2038	77,000	102,771
5.95%, 8/15/2037	112,000	150,128
6.95%, 9/1/2029	86,000	117,739
McKesson Corp.:
4.88%, 3/15/2044	82,000	90,087
6.00%, 3/1/2041	30,000	36,683
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	39,000	43,085
Merck & Co., Inc.:
3.70%, 2/10/2045	236,000	234,409
4.15%, 5/18/2043	100,000	106,664
6.50%, 12/1/2033	86,000	115,591

See accompanying notes to financial statements.

137

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
6.55%, 9/15/2037	$43,000	$58,735
Merck Sharp & Dohme Corp.:
5.75%, 11/15/2036	50,000	63,207
5.85%, 6/30/2039	114,000	148,650
5.95%, 12/1/2028	210,000	263,384
6.40%, 3/1/2028	150,000	192,307
Mylan NV 5.25%, 6/15/2046	135,000	147,548
Mylan, Inc. 5.40%, 11/29/2043	105,000	114,743
Novartis Capital Corp.:
3.70%, 9/21/2042	64,000	64,150
4.00%, 11/20/2045	159,000	166,182
4.40%, 5/6/2044	274,000	305,200
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	129,000	130,877
Pfizer, Inc.:
4.00%, 12/15/2036	250,000	265,037
4.13%, 12/15/2046	370,000	391,971
4.30%, 6/15/2043	244,000	263,015
4.40%, 5/15/2044	59,000	64,717
7.20%, 3/15/2039	242,000	361,984
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036 (c)	94,000	110,922
Teva Pharmaceutical Finance Netherlands III B.V. 4.10%, 10/1/2046	200,000	183,846
Wyeth LLC:
5.95%, 4/1/2037	485,000	625,645
6.00%, 2/15/2036	124,000	158,997
6.50%, 2/1/2034	107,000	141,849
Zoetis, Inc. 4.70%, 2/1/2043	108,000	117,508

		12,317,313

PIPELINES — 4.5%
Boardwalk Pipelines L.P. 4.45%, 7/15/2027	70,000	71,523
Buckeye Partners L.P. 5.85%, 11/15/2043	64,000	68,553
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	86,000	102,226
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	64,000	81,424
Enable Midstream Partners L.P. 5.00%, 5/15/2044	51,000	48,355
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	94,000	98,857
Series B, 7.50%, 4/15/2038	64,000	80,474
Enbridge, Inc.:
4.50%, 6/10/2044	64,000	62,538
5.50%, 12/1/2046	100,000	113,200
Energy Transfer L.P.:
4.90%, 3/15/2035	64,000	62,502
5.15%, 2/1/2043	150,000	142,461
5.15%, 3/15/2045	124,000	120,079
5.30%, 4/15/2047	165,000	164,210
5.95%, 10/1/2043	64,000	67,932
6.05%, 6/1/2041	146,000	154,100
6.13%, 12/15/2045	64,000	69,585
6.50%, 2/1/2042	139,000	155,205
6.63%, 10/15/2036	30,000	34,340
7.50%, 7/1/2038	64,000	77,946
EnLink Midstream Partners L.P.:
5.05%, 4/1/2045	100,000	94,658
5.45%, 6/1/2047	150,000	150,607
Enterprise Products Operating LLC:
4.45%, 2/15/2043	74,000	73,962
4.85%, 8/15/2042	154,000	162,302
4.85%, 3/15/2044	174,000	184,236
4.95%, 10/15/2054	107,000	111,079
5.10%, 2/15/2045	325,000	355,069
5.70%, 2/15/2042	100,000	116,936
5.95%, 2/1/2041	192,000	228,088
6.13%, 10/15/2039	279,000	336,706
6.45%, 9/1/2040	50,000	62,797
7.55%, 4/15/2038	73,000	99,414
Series D, 6.88%, 3/1/2033	86,000	108,865
Series H, 6.65%, 10/15/2034	64,000	79,667
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	124,000	116,985
5.00%, 8/15/2042	49,000	47,930
5.00%, 3/1/2043	30,000	29,222
5.40%, 9/1/2044	64,000	65,247
5.50%, 3/1/2044	126,000	130,612
5.63%, 9/1/2041	64,000	66,230
5.80%, 3/15/2035	64,000	68,541
6.38%, 3/1/2041	64,000	72,148
6.50%, 2/1/2037	64,000	71,988
6.50%, 9/1/2039	50,000	56,828
6.55%, 9/15/2040	30,000	34,335
6.95%, 1/15/2038	102,000	122,242
7.30%, 8/15/2033	164,000	198,683
7.40%, 3/15/2031	107,000	129,278
7.50%, 11/15/2040	64,000	79,759
Kinder Morgan, Inc.:
5.05%, 2/15/2046	124,000	124,461
5.30%, 12/1/2034	300,000	309,675
5.55%, 6/1/2045	144,000	152,650
Series GMTN, 7.75%, 1/15/2032	213,000	269,750
Magellan Midstream Partners L.P.:
4.20%, 12/1/2042	64,000	60,446
4.25%, 9/15/2046	70,000	68,312
MPLX L.P. 5.20%, 3/1/2047	100,000	103,087
ONEOK Partners L.P.:
6.13%, 2/1/2041	64,000	72,956
6.20%, 9/15/2043	112,000	129,938
6.65%, 10/1/2036	86,000	103,289
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	39,000	37,348
4.90%, 10/1/2046	50,000	49,370
Plains All American Pipeline L.P./PAA Finance Corp.:
4.70%, 6/15/2044	169,000	153,793
4.90%, 2/15/2045	80,000	74,286
5.15%, 6/1/2042	64,000	61,404
6.65%, 1/15/2037	142,000	160,307
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028 (e)	90,000	90,806
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	110,000	108,405
5.95%, 9/25/2043	194,000	224,920

See accompanying notes to financial statements.

138

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	$50,000	$46,353
5.30%, 4/1/2044	102,000	100,099
6.10%, 2/15/2042	64,000	68,491
6.85%, 2/15/2040	94,000	105,814
Tennessee Gas Pipeline Co. LLC:
7.00%, 10/15/2028	290,000	345,196
7.63%, 4/1/2037	100,000	126,884
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	64,000	82,140
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	102,000	111,777
5.00%, 10/16/2043	94,000	107,407
5.60%, 3/31/2034	100,000	118,065
6.10%, 6/1/2040	124,000	158,820
7.25%, 8/15/2038	74,000	103,281
7.63%, 1/15/2039	433,000	631,851
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	15,000	14,825
5.40%, 8/15/2041	30,000	33,582
Western Gas Partners L.P. 5.45%, 4/1/2044	130,000	136,007
Williams Partners L.P.:
4.90%, 1/15/2045	186,000	186,379
5.10%, 9/15/2045	114,000	118,106
5.40%, 3/4/2044	99,000	104,343
5.80%, 11/15/2043	30,000	33,213
6.30%, 4/15/2040	172,000	199,523

		10,517,283

REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	100,000	101,664
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	50,000	48,236
Series MTN, 4.15%, 7/1/2047	50,000	50,709
Crown Castle International Corp. 4.75%, 5/15/2047	25,000	25,578
ERP Operating L.P. 4.50%, 7/1/2044	174,000	184,838
Federal Realty Investment Trust 4.50%, 12/1/2044	114,000	118,710
HCP, Inc. 6.75%, 2/1/2041	30,000	38,493
Healthcare Trust of America Holdings L.P. 3.75%, 7/1/2027	50,000	49,671
Kilroy Realty L.P. 4.25%, 8/15/2029	86,000	87,282
Kimco Realty Corp.:
4.13%, 12/1/2046	50,000	46,640
4.25%, 4/1/2045	85,000	80,778
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	100,000	100,054
Realty Income Corp. 4.65%, 3/15/2047	50,000	52,072
Regency Centers L.P. 4.40%, 2/1/2047	65,000	64,669
Simon Property Group L.P.:
4.25%, 10/1/2044	51,000	50,930
4.25%, 11/30/2046	150,000	149,176
6.75%, 2/1/2040	173,000	230,362
Ventas Realty L.P. 5.70%, 9/30/2043	64,000	74,573
Welltower, Inc. 6.50%, 3/15/2041	69,000	86,439
Weyerhaeuser Co.:
6.95%, 10/1/2027	19,000	23,692
7.38%, 3/15/2032	234,000	321,975

		1,986,541

RETAIL — 4.4%
Bed Bath & Beyond, Inc.:
4.92%, 8/1/2034	43,000	40,370
5.17%, 8/1/2044	380,000	334,157
Coach, Inc. 4.13%, 7/15/2027	100,000	99,250
CVS Health Corp.:
4.88%, 7/20/2035	74,000	82,412
5.13%, 7/20/2045	534,000	612,375
5.30%, 12/5/2043	212,000	246,302
Darden Restaurants, Inc. 6.80%, 10/15/2037	30,000	38,202
Home Depot, Inc.:
3.50%, 9/15/2056	55,000	49,998
3.90%, 6/15/2047	50,000	50,679
4.20%, 4/1/2043	220,000	232,386
4.25%, 4/1/2046	194,000	208,337
4.40%, 3/15/2045	525,000	571,846
4.88%, 2/15/2044	264,000	305,741
5.40%, 9/15/2040	49,000	60,085
5.88%, 12/16/2036	270,000	351,840
5.95%, 4/1/2041	46,000	60,690
Kohl’s Corp. 5.55%, 7/17/2045	55,000	50,361
Lowe’s Cos., Inc.:
3.70%, 4/15/2046	250,000	240,710
4.05%, 5/3/2047	235,000	239,731
4.25%, 9/15/2044	43,000	44,904
4.38%, 9/15/2045	300,000	318,378
4.65%, 4/15/2042	69,000	76,125
Macy’s Retail Holdings, Inc.:
4.50%, 12/15/2034	43,000	35,629
6.38%, 3/15/2037	203,000	206,492
6.70%, 7/15/2034	30,000	30,901
McDonald’s Corp.:
3.63%, 5/1/2043	64,000	59,213
3.70%, 2/15/2042	112,000	104,727
4.60%, 5/26/2045	41,000	43,828
5.70%, 2/1/2039	50,000	59,944
Series MTN, 4.45%, 3/1/2047	200,000	210,566
Series MTN, 4.88%, 12/9/2045	389,000	432,467
Series MTN, 6.30%, 10/15/2037	100,000	130,194
Series MTN, 6.30%, 3/1/2038	166,000	213,783
Nordstrom, Inc.:
5.00%, 1/15/2044	214,000	204,586
6.95%, 3/15/2028	30,000	32,210
QVC, Inc. 5.45%, 8/15/2034	112,000	107,364
Starbucks Corp. 4.30%, 6/15/2045	43,000	46,981
Target Corp.:
3.63%, 4/15/2046	25,000	23,310
4.00%, 7/1/2042	214,000	211,699
6.35%, 11/1/2032	151,000	193,176
6.50%, 10/15/2037	86,000	113,484
7.00%, 1/15/2038	143,000	201,859

See accompanying notes to financial statements.

139

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Wal-Mart Stores, Inc.:
4.00%, 4/11/2043	$194,000	$204,695
4.30%, 4/22/2044	112,000	123,719
4.75%, 10/2/2043	144,000	168,735
4.88%, 7/8/2040	112,000	132,116
5.00%, 10/25/2040	287,000	344,466
5.25%, 9/1/2035	327,000	399,829
5.63%, 4/1/2040	199,000	255,737
5.63%, 4/15/2041	190,000	245,457
6.20%, 4/15/2038	271,000	367,590
6.50%, 8/15/2037	351,000	493,994
7.55%, 2/15/2030	97,000	140,988
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	135,000	141,219
4.65%, 6/1/2046	20,000	20,921
4.80%, 11/18/2044	216,000	229,744

		10,246,502

SEMICONDUCTORS — 0.9%
Analog Devices, Inc. 5.30%, 12/15/2045	86,000	99,219
Applied Materials, Inc.:
4.35%, 4/1/2047	45,000	47,843
5.10%, 10/1/2035	121,000	141,945
5.85%, 6/15/2041	64,000	81,272
Intel Corp.:
4.00%, 12/15/2032	224,000	239,006
4.10%, 5/19/2046	290,000	299,527
4.10%, 5/11/2047	150,000	155,782
4.25%, 12/15/2042	124,000	131,496
4.80%, 10/1/2041	30,000	34,315
4.90%, 7/29/2045	199,000	230,892
QUALCOMM, Inc.:
4.30%, 5/20/2047	205,000	209,209
4.65%, 5/20/2035	40,000	43,669
4.80%, 5/20/2045	232,000	254,738

		1,968,913

SOFTWARE — 3.4%
Activision Blizzard, Inc. 4.50%, 6/15/2047	60,000	59,873
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	25,000	25,625
Microsoft Corp.:
3.45%, 8/8/2036	300,000	299,904
3.50%, 2/12/2035	107,000	107,842
3.50%, 11/15/2042	64,000	62,721
3.70%, 8/8/2046	400,000	395,220
3.75%, 5/1/2043	140,000	139,752
3.75%, 2/12/2045	375,000	373,534
3.95%, 8/8/2056	250,000	249,000
4.00%, 2/12/2055	484,000	490,916
4.10%, 2/6/2037	250,000	269,865
4.20%, 11/3/2035	124,000	135,094
4.45%, 11/3/2045	626,000	695,455
4.50%, 10/1/2040	146,000	163,789
4.50%, 2/6/2057	250,000	274,527
4.75%, 11/3/2055	107,000	122,096
4.88%, 12/15/2043	86,000	100,794
5.20%, 6/1/2039	104,000	126,669
5.30%, 2/8/2041	137,000	169,481
Series 30Y, 4.25%, 2/6/2047	650,000	701,909
Oracle Corp.:
3.25%, 5/15/2030	219,000	220,025
3.85%, 7/15/2036	250,000	257,668
3.90%, 5/15/2035	479,000	495,593
4.00%, 7/15/2046	475,000	480,239
4.13%, 5/15/2045	137,000	140,977
4.30%, 7/8/2034	343,000	371,682
4.50%, 7/8/2044	103,000	111,773
5.38%, 7/15/2040	211,000	256,449
6.13%, 7/8/2039	159,000	210,150
6.50%, 4/15/2038	224,000	306,322

		7,814,944

TELECOMMUNICATIONS — 8.8%
America Movil SAB de CV:
4.38%, 7/16/2042	257,000	259,233
6.13%, 3/30/2040	329,000	401,706
6.38%, 3/1/2035	120,000	148,391
AT&T Corp. 8.25%, 11/15/2031	124,000	172,563
AT&T Mobility LLC 7.13%, 12/15/2031	100,000	127,657
AT&T, Inc.:
4.30%, 12/15/2042	243,000	226,320
4.35%, 6/15/2045	461,000	427,614
4.50%, 5/15/2035	398,000	391,170
4.50%, 3/9/2048	532,000	500,479
4.55%, 3/9/2049	317,000	299,473
4.75%, 5/15/2046	23,000	22,592
4.80%, 6/15/2044	105,000	103,914
5.15%, 3/15/2042	219,000	225,425
5.25%, 3/1/2037	150,000	159,702
5.35%, 9/1/2040	341,000	360,553
5.45%, 3/1/2047	450,000	484,556
5.55%, 8/15/2041	343,000	373,266
5.65%, 2/15/2047	495,000	548,495
5.70%, 3/1/2057 (c)	160,000	175,979
6.00%, 8/15/2040	206,000	233,359
6.30%, 1/15/2038	272,000	320,851
6.35%, 3/15/2040	100,000	117,706
6.38%, 3/1/2041	279,000	329,083
6.50%, 9/1/2037	624,000	751,839
6.55%, 2/15/2039	154,000	186,508
British Telecommunications PLC 9.13%, 12/15/2030	449,000	682,902
Cisco Systems, Inc.:
5.50%, 1/15/2040	239,000	298,499
5.90%, 2/15/2039	169,000	219,685
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	564,000	836,519
9.25%, 6/1/2032	86,000	135,390
Juniper Networks, Inc. 5.95%, 3/15/2041	64,000	71,484
Koninklijke KPN NV 8.38%, 10/1/2030	124,000	170,595
Motorola Solutions, Inc. 5.50%, 9/1/2044	144,000	145,227
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	64,000	91,387

See accompanying notes to financial statements.

140

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Orange SA:
5.38%, 1/13/2042	$117,000	$136,289
5.50%, 2/6/2044	94,000	112,059
9.00%, 3/1/2031	442,000	668,525
Pacific Bell Telephone Co. 7.13%, 3/15/2026	64,000	77,800
Qwest Corp.:
6.88%, 9/15/2033	476,000	471,959
7.25%, 10/15/2035	64,000	63,894
Rogers Communications, Inc.:
4.50%, 3/15/2043	86,000	90,888
5.45%, 10/1/2043	124,000	146,639
7.50%, 8/15/2038	30,000	41,705
Telefonica Emisiones SAU:
5.21%, 3/8/2047	150,000	161,850
7.05%, 6/20/2036	739,000	973,278
Telefonica Europe B.V. 8.25%, 9/15/2030	8,000	11,280
TELUS Corp. 3.70%, 9/15/2027	50,000	50,658
Verizon Communications, Inc.:
3.85%, 11/1/2042	209,000	182,081
4.13%, 8/15/2046	464,000	414,654
4.27%, 1/15/2036	250,000	241,260
4.40%, 11/1/2034	486,000	482,865
4.52%, 9/15/2048	855,000	810,292
4.67%, 3/15/2055	755,000	708,575
4.75%, 11/1/2041	369,000	365,609
4.81%, 3/15/2039 (e)	10,000	10,110
4.86%, 8/21/2046	744,000	743,249
5.01%, 4/15/2049 (e)	813,000	822,789
5.01%, 8/21/2054	573,000	566,915
5.05%, 3/15/2034	614,000	649,397
5.25%, 3/16/2037	567,000	609,332
5.50%, 3/16/2047	150,000	163,958
6.55%, 9/15/2043	2,000	2,482
Vodafone Group PLC:
4.38%, 2/19/2043	328,000	324,362
6.15%, 2/27/2037	180,000	218,306
6.25%, 11/30/2032	64,000	77,452
7.88%, 2/15/2030	112,000	151,544

		20,552,178

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	64,000	68,531
6.35%, 3/15/2040	80,000	96,972

		165,503

TRANSPORTATION — 3.3%
Burlington Northern Santa Fe LLC:
3.90%, 8/1/2046	170,000	173,002
4.15%, 4/1/2045	237,000	247,805
4.38%, 9/1/2042	293,000	314,960
4.40%, 3/15/2042	77,000	83,098
4.45%, 3/15/2043	64,000	69,637
4.55%, 9/1/2044	183,000	202,647
4.70%, 9/1/2045	64,000	72,040
4.90%, 4/1/2044	39,000	45,183
4.95%, 9/15/2041	121,000	139,581
5.05%, 3/1/2041	224,000	262,044
5.15%, 9/1/2043	192,000	229,488
5.75%, 5/1/2040	36,000	45,447
6.15%, 5/1/2037	64,000	84,155
6.20%, 8/15/2036	100,000	131,096
Canadian National Railway Co.:
3.20%, 8/2/2046	100,000	91,381
6.25%, 8/1/2034	64,000	84,349
6.38%, 11/15/2037	139,000	188,957
6.90%, 7/15/2028	150,000	200,353
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	94,000	104,593
5.75%, 3/15/2033	43,000	50,562
5.75%, 1/15/2042	64,000	78,752
5.95%, 5/15/2037	94,000	118,525
6.13%, 9/15/2115	39,000	48,938
CSX Corp.:
3.80%, 11/1/2046	100,000	97,824
4.10%, 3/15/2044	69,000	70,690
4.25%, 11/1/2066	75,000	74,452
4.40%, 3/1/2043	64,000	67,964
4.50%, 8/1/2054	125,000	131,434
4.75%, 5/30/2042	242,000	267,451
5.50%, 4/15/2041	50,000	60,409
6.00%, 10/1/2036	34,000	42,817
6.15%, 5/1/2037	124,000	158,515
6.22%, 4/30/2040	73,000	95,125
FedEx Corp.:
3.88%, 8/1/2042	57,000	54,106
3.90%, 2/1/2035	159,000	158,407
4.10%, 4/15/2043	6,000	5,880
4.10%, 2/1/2045	140,000	137,159
4.40%, 1/15/2047	100,000	102,764
4.55%, 4/1/2046	180,000	188,856
4.75%, 11/15/2045	169,000	183,274
4.90%, 1/15/2034	77,000	85,524
5.10%, 1/15/2044	94,000	104,535
Kansas City Southern 4.95%, 8/15/2045	124,000	134,960
Norfolk Southern Corp.:
3.95%, 10/1/2042	50,000	49,792
4.45%, 6/15/2045	64,000	68,659
4.65%, 1/15/2046	130,000	144,322
4.84%, 10/1/2041	226,000	253,628
6.00%, 3/15/2105	64,000	76,282
6.00%, 5/23/2111	64,000	76,825
7.25%, 2/15/2031	100,000	136,130
7.80%, 5/15/2027	64,000	85,593
Union Pacific Corp.:
3.35%, 8/15/2046	50,000	46,559
3.38%, 2/1/2035	50,000	49,492
3.80%, 10/1/2051	259,000	253,333
3.88%, 2/1/2055	69,000	66,653
4.00%, 4/15/2047	150,000	154,217
4.05%, 11/15/2045	145,000	149,973
4.05%, 3/1/2046	130,000	134,413
4.30%, 6/15/2042	110,000	116,898
4.38%, 11/15/2065	34,000	35,819

See accompanying notes to financial statements.

141

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
United Parcel Service, Inc.:
3.40%, 11/15/2046	$50,000	$47,559
3.63%, 10/1/2042	20,000	19,728
4.88%, 11/15/2040	69,000	81,143
6.20%, 1/15/2038	207,000	281,290

		7,617,047

TRUCKING & LEASING — 0.0% (a)
GATX Corp. 5.20%, 3/15/2044	64,000	68,518

WATER — 0.1%
American Water Capital Corp.:
4.00%, 12/1/2046	75,000	77,898
4.30%, 12/1/2042	94,000	101,559
6.59%, 10/15/2037	94,000	128,787

		308,244

TOTAL CORPORATE BONDS & NOTES (Cost $226,398,713)		230,248,772

	Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (g) (h)	280,058	280,058
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i) ..	627,463	627,463

TOTAL SHORT-TERM INVESTMENTS (Cost $907,521)		907,521

TOTAL INVESTMENTS — 99.2% (Cost $227,306,234)		231,156,293
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,760,095

NET ASSETS — 100.0%		$232,916,388

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2017.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$90,249	$—	$90,249
Aerospace & Defense	—	4,772,491	—	4,772,491
Agriculture.	—	2,936,594	—	2,936,594
Airlines	—	557,067	—	557,067
Apparel	—	390,061	—	390,061
Auto Manufacturers	—	2,382,346	—	2,382,346
Auto Parts & Equipment	—	199,508	—	199,508
Banks	—	22,167,627	—	22,167,627
Beverages	—	7,274,698	—	7,274,698
Biotechnology	—	4,260,419	—	4,260,419

See accompanying notes to financial statements.

142

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chemicals	$—	$4,251,883	$—	$4,251,883
Commercial Services	—	2,252,544	—	2,252,544
Construction Materials	—	1,020,503	—	1,020,503
Distribution & Wholesale	—	253,010	—	253,010
Diversified Financial Services	—	5,499,521	—	5,499,521
Electric	—	24,554,887	—	24,554,887
Electrical Components & Equipment	—	96,784	—	96,784
Electronics	—	735,982	—	735,982
Engineering & Construction	—	42,346	—	42,346
Environmental Control	—	360,510	—	360,510
Food	—	4,034,839	—	4,034,839
Forest Products & Paper	—	1,139,366	—	1,139,366
Gas	—	1,526,504	—	1,526,504
Hand & Machine Tools	—	34,203	—	34,203
Health Care Products	—	3,949,078	—	3,949,078
Health Care Services	—	6,156,801	—	6,156,801
Home Furnishings	—	69,789	—	69,789
Household Products	—	758,752	—	758,752
Household Products & Wares	—	283,618	—	283,618
Housewares	—	310,027	—	310,027
Insurance	—	9,166,270	—	9,166,270
Internet	—	607,051	—	607,051
Iron/Steel	—	1,257,165	—	1,257,165
IT Services	—	5,444,650	—	5,444,650
Leisure Time	—	66,757	—	66,757
Machinery, Construction & Mining	—	661,556	—	661,556
Machinery-Diversified	—	669,025	—	669,025
Media	—	14,627,858	—	14,627,858
Metal Fabricate & Hardware	—	164,930	—	164,930
Mining	—	3,261,854	—	3,261,854
Miscellaneous Manufacturer	—	2,473,644	—	2,473,644
Office & Business Equipment	—	60,299	—	60,299
Oil & Gas	—	14,062,413	—	14,062,413
Oil & Gas Services	—	1,619,752	—	1,619,752
Packaging & Containers	—	180,555	—	180,555
Pharmaceuticals	—	12,317,313	—	12,317,313
Pipelines	—	10,517,283	—	10,517,283
Real Estate Investment Trusts	—	1,986,541	—	1,986,541
Retail	—	10,246,502	—	10,246,502
Semiconductors	—	1,968,913	—	1,968,913
Software	—	7,814,944	—	7,814,944
Telecommunications	—	20,552,178	—	20,552,178
Toys/Games/Hobbies	—	165,503	—	165,503
Transportation	—	7,617,047	—	7,617,047
Trucking & Leasing	—	68,518	—	68,518
Water	—	308,244	—	308,244
Short-Term Investments	907,521	—	—	907,521

TOTAL INVESTMENTS	$907,521	$230,248,772	$—	$231,156,293

See accompanying notes to financial statements.

143

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,217	$1,217	4,226,755	4,227,972	—	$—	$255	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,555,837	2,275,779	280,058	280,058	394	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	15,186,344	15,186,344	—	—	1,213	—
State Street Navigator Securities Lending Government Money Market Portfolio*	1,530,275	1,530,275	5,221,321	6,124,133	627,463	627,463	2,212	—

TOTAL		$1,531,492				$907,521	$4,074	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

144

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SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 1.0%
Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	$5,000	$5,007
4.00%, 3/15/2022	15,000	15,730
4.20%, 4/15/2024	50,000	52,677
Omnicom Group, Inc.:
3.63%, 5/1/2022	50,000	52,168
6.25%, 7/15/2019	15,000	16,219
WPP Finance 2010:
3.63%, 9/7/2022	25,000	25,918
5.63%, 11/15/2043	100,000	115,015

		282,734

AEROSPACE & DEFENSE — 2.3%
Boeing Capital Corp. 2.90%, 8/15/2018 (a)	4,000	4,057
Boeing Co.:
2.80%, 3/1/2027 (a)	50,000	49,440
5.88%, 2/15/2040	6,000	7,869
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	103,000	107,459
5.40%, 2/1/2027	35,000	36,640
General Dynamics Corp.:
1.00%, 11/15/2017	50,000	49,945
2.25%, 11/15/2022	30,000	29,759
Harris Corp. 2.00%, 4/27/2018	30,000	30,041
L3 Technologies, Inc.:
3.85%, 12/15/2026	25,000	25,688
4.75%, 7/15/2020	7,000	7,479
5.20%, 10/15/2019	50,000	53,361
Lockheed Martin Corp. 4.07%, 12/15/2042	10,000	10,259
Northrop Grumman Corp.:
3.50%, 3/15/2021	50,000	52,212
4.75%, 6/1/2043	25,000	28,144
Raytheon Co.:
3.13%, 10/15/2020	15,000	15,536
4.88%, 10/15/2040	4,000	4,655
Rockwell Collins, Inc.:
3.50%, 3/15/2027	50,000	50,716
5.25%, 7/15/2019	50,000	53,191
United Technologies Corp.:
3.10%, 6/1/2022	4,000	4,132
4.15%, 5/15/2045	10,000	10,397
4.50%, 4/15/2020	15,000	16,037
5.70%, 4/15/2040	10,000	12,571
6.13%, 7/15/2038	7,000	9,175

		668,763

AGRICULTURE — 0.9%
Altria Group, Inc.:
2.63%, 1/14/2020	25,000	25,369
2.95%, 5/2/2023	40,000	40,474
4.00%, 1/31/2024	10,000	10,660
4.50%, 5/2/2043	7,000	7,447
5.38%, 1/31/2044	20,000	24,042
9.25%, 8/6/2019	7,000	8,032
Archer-Daniels-Midland Co. 4.02%, 4/16/2043	25,000	25,879
Philip Morris International, Inc.:
1.13%, 8/21/2017	15,000	14,994
2.90%, 11/15/2021	50,000	51,133
3.88%, 8/21/2042	5,000	4,878
Reynolds American, Inc.:
2.30%, 6/12/2018	25,000	25,111
5.85%, 8/15/2045	25,000	30,601

		268,620

AIRLINES — 0.8%
American Airlines 2013-2 Class A Pass Through Trust 4.95%, 7/15/2024	19,029	20,210
American Airlines 2015-1 Pass Through Trust, Class A 3.38%, 11/1/2028	22,598	22,664
Delta Air Lines 2007-1 Pass Through Trust, Class A Series 071A, 6.82%, 2/10/2024	75,422	86,408
Southwest Airlines Co. 2.75%, 11/6/2019	50,000	50,772
United Airlines 2014-1 Pass Through Trust, Class A Series A, 4.00%, 10/11/2027	13,316	13,839
United Airlines 2014-2 Pass Through Trust, Class A Series A, 3.75%, 3/3/2028	13,707	14,038
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	11,074	11,840

		219,771

APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	22,000	21,731
3.63%, 5/1/2043	32,000	30,832
VF Corp.:
5.95%, 11/1/2017	20,000	20,285
6.45%, 11/1/2037	7,000	9,202

		82,050

AUTO MANUFACTURERS — 0.8%
American Honda Finance Corp. 1.50%, 11/19/2018	50,000	49,840
Daimler Finance North America LLC 8.50%, 1/18/2031	27,000	40,672
General Motors Co.:
4.88%, 10/2/2023	17,000	18,247
6.25%, 10/2/2043	45,000	50,160
General Motors Financial Co., Inc.:
3.70%, 11/24/2020	15,000	15,500
4.00%, 1/15/2025	12,000	12,069
PACCAR Financial Corp. Series MTN, 1.65%, 2/25/2019	45,000	44,921

		231,409

AUTO PARTS & EQUIPMENT — 0.7%
BorgWarner, Inc.:
4.38%, 3/15/2045	25,000	24,900
4.63%, 9/15/2020	25,000	26,731

See accompanying notes to financial statements.

145

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Delphi Automotive PLC 4.25%, 1/15/2026	$50,000	$52,955
Lear Corp. 5.38%, 3/15/2024	50,000	53,093
Magna International, Inc. 4.15%, 10/1/2025	50,000	53,112

		210,791

BANKS — 8.5%
American Express Bank FSB Series BKNT, 6.00%, 9/13/2017	25,000	25,204
Bank of America Corp.:
7.63%, 6/1/2019	40,000	44,090
Series MTN, 4.00%, 4/1/2024	15,000	15,708
Series MTN, 5.00%, 1/21/2044	20,000	22,693
Bank of Montreal:
Series MTN, 1.40%, 9/11/2017	30,000	29,998
Series MTN, 1.50%, 7/18/2019	50,000	49,539
Series MTN, 1.90%, 8/27/2021	50,000	49,063
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	15,000	15,445
Series MTN, 2.30%, 9/11/2019	25,000	25,243
Series MTN, 2.60%, 8/17/2020	50,000	50,728
Bank of Nova Scotia:
2.80%, 7/21/2021	50,000	50,756
Series BKNT, 1.95%, 1/15/2019	50,000	50,097
Barclays PLC 3.65%, 3/16/2025	10,000	9,962
BB&T Corp. Series MTN, 2.75%, 4/1/2022	100,000	101,315
BNP Paribas SA:
2.38%, 5/21/2020	150,000	151,161
Series BKNT, 5.00%, 1/15/2021	15,000	16,390
Branch Banking & Trust Co.:
Series BKNT, 1.35%, 10/1/2017	35,000	34,994
Series BKNT, 1.45%, 5/10/2019	25,000	24,826
Canadian Imperial Bank of Commerce 1.55%, 1/23/2018	30,000	30,005
Capital One Financial Corp.:
4.75%, 7/15/2021	5,000	5,392
6.75%, 9/15/2017	5,000	5,051
Citigroup, Inc. 4.50%, 1/14/2022	25,000	26,830
Citizens Bank NA/Providence 2.25%, 3/2/2020	100,000	99,945
Commonwealth Bank of Australia Series GMTN, 2.30%, 3/12/2020	75,000	75,296
Credit Suisse AG Series MTN, 4.38%, 8/5/2020	5,000	5,305
Deutsche Bank AG 6.00%, 9/1/2017 (a)	30,000	30,198
Discover Bank Series BKNT, 4.25%, 3/13/2026	25,000	25,754
Goldman Sachs Group, Inc.:
2.90%, 7/19/2018	15,000	15,161
3.63%, 1/22/2023	5,000	5,159
5.25%, 7/27/2021	10,000	10,967
6.13%, 2/15/2033	20,000	25,008
HSBC Holdings PLC 4.00%, 3/30/2022	15,000	15,805
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	50,017
Huntington National Bank 2.88%, 8/20/2020	50,000	50,824
Intesa Sanpaolo SpA 5.25%, 1/12/2024	30,000	33,149
JPMorgan Chase & Co.:
3.20%, 1/25/2023	5,000	5,098
4.25%, 10/15/2020	40,000	42,434
4.50%, 1/24/2022	25,000	27,062
5.50%, 10/15/2040	20,000	24,402
Lloyds Bank PLC 6.38%, 1/21/2021 (a)	30,000	33,923
Lloyds Banking Group PLC 3.10%, 7/6/2021	100,000	101,552
Mitsubishi UFJ Financial Group, Inc. 2.95%, 3/1/2021	50,000	50,800
Morgan Stanley:
6.38%, 7/24/2042	10,000	13,365
Series GMTN, 2.38%, 7/23/2019	50,000	50,332
Series MTN, 5.95%, 12/28/2017	25,000	25,510
Series MTN, 6.25%, 8/9/2026	10,000	11,977
MUFG Union Bank NA 2.25%, 5/6/2019	155,000	155,552
National Australia Bank, Ltd.:
1.38%, 7/12/2019	50,000	49,386
3.38%, 1/14/2026	50,000	50,645
National Bank of Canada Series BKNT, 2.10%, 12/14/2018	50,000	50,125
PNC Bank NA 1.50%, 10/18/2017	25,000	25,006
Royal Bank of Canada:
Series GMTN, 1.80%, 7/30/2018	100,000	100,119
Series GMTN, 2.20%, 7/27/2018	15,000	15,092
Santander UK PLC 3.05%, 8/23/2018	25,000	25,336
Svenska Handelsbanken AB Series MTN, 1.63%, 3/21/2018	125,000	125,045
Toronto-Dominion Bank Series MTN, 2.25%, 11/5/2019	50,000	50,320
UBS AG Series GMTN, 2.38%, 8/14/2019	25,000	25,219
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	25,206
Series MTN, 3.70%, 1/30/2024	25,000	26,379
Wells Fargo & Co.:
5.63%, 12/11/2017	15,000	15,261
Series MTN, 3.30%, 9/9/2024	45,000	45,603
Westpac Banking Corp. Series GMTN, 1.60%, 1/12/2018	30,000	30,017

		2,477,844

BEVERAGES — 1.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/2017	25,000	24,998
3.75%, 7/15/2042	10,000	9,580
8.00%, 11/15/2039	5,000	7,645
Coca-Cola Co. 2.88%, 10/27/2025	90,000	90,484
Coca-Cola European Partners US LLC 3.50%, 9/15/2020	25,000	25,911
Constellation Brands, Inc. 4.75%, 11/15/2024	100,000	109,150
Diageo Capital PLC:
1.13%, 4/29/2018	25,000	24,919
2.63%, 4/29/2023	15,000	15,113
Diageo Investment Corp. 2.88%, 5/11/2022	50,000	51,161
Dr Pepper Snapple Group, Inc. 7.45%, 5/1/2038	6,000	8,538

See accompanying notes to financial statements.

146

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Molson Coors Brewing Co. 3.00%, 7/15/2026	$50,000	$48,229
PepsiCo, Inc.:
3.13%, 11/1/2020	15,000	15,536
3.60%, 3/1/2024	60,000	63,270
4.60%, 7/17/2045	10,000	11,128

		505,662

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.20%, 5/11/2020	50,000	50,246
2.65%, 5/11/2022	50,000	50,147
6.38%, 6/1/2037	7,000	8,876
6.90%, 6/1/2038	20,000	26,509
Biogen, Inc.:
3.63%, 9/15/2022	25,000	26,166
5.20%, 9/15/2045	5,000	5,710
Celgene Corp.:
2.25%, 5/15/2019	50,000	50,289
2.88%, 8/15/2020	10,000	10,224
4.63%, 5/15/2044	50,000	52,838
Gilead Sciences, Inc. 4.50%, 2/1/2045	20,000	21,131

		302,136

CHEMICALS — 2.7%
Agrium, Inc.:
3.15%, 10/1/2022	15,000	15,305
4.90%, 6/1/2043	10,000	10,813
6.13%, 1/15/2041	7,000	8,506
Air Products & Chemicals, Inc. 4.38%, 8/21/2019	15,000	15,780
Airgas, Inc. 3.05%, 8/1/2020	50,000	51,244
Dow Chemical Co.:
4.38%, 11/15/2042	10,000	10,319
7.38%, 11/1/2029	15,000	20,144
8.55%, 5/15/2019	50,000	56,002
Eastman Chemical Co. 2.70%, 1/15/2020	55,000	55,702
Ecolab, Inc.:
4.35%, 12/8/2021	15,000	16,261
5.50%, 12/8/2041	5,000	6,107
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	33,000	33,123
2.80%, 2/15/2023	15,000	15,081
4.15%, 2/15/2043	10,000	10,157
4.63%, 1/15/2020	5,000	5,309
5.75%, 3/15/2019	10,000	10,626
LYB International Finance B.V.:
4.00%, 7/15/2023	30,000	31,738
5.25%, 7/15/2043	7,000	7,799
Methanex Corp. 4.25%, 12/1/2024	25,000	24,407
Monsanto Co.:
3.38%, 7/15/2024	10,000	10,146
3.60%, 7/15/2042	9,000	7,828
3.95%, 4/15/2045	100,000	94,675
Mosaic Co. 4.88%, 11/15/2041	7,000	6,552
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	15,000	15,881
PPG Industries, Inc. 3.60%, 11/15/2020 (a)	25,000	26,023
Praxair, Inc. 2.65%, 2/5/2025	25,000	24,710
RPM International, Inc.:
3.45%, 11/15/2022	15,000	15,402
6.13%, 10/15/2019	57,000	61,873
Sherwin-Williams Co.:
1.35%, 12/15/2017	15,000	14,977
3.30%, 2/1/2025 (b)	25,000	24,878
4.40%, 2/1/2045 (b)	25,000	24,858
4.55%, 8/1/2045	45,000	46,935

		779,161

COMMERCIAL SERVICES — 1.0%
Block Financial LLC 4.13%, 10/1/2020 (a)	50,000	51,775
Equifax, Inc. 3.30%, 12/15/2022	30,000	30,665
Mastercard, Inc. 3.38%, 4/1/2024	40,000	41,702
Moody’s Corp. 5.50%, 9/1/2020	15,000	16,450
S&P Global, Inc. 4.40%, 2/15/2026	15,000	16,110
Verisk Analytics, Inc. 4.00%, 6/15/2025	20,000	20,612
Western Union Co.:
2.88%, 12/10/2017	15,000	15,056
5.25%, 4/1/2020	57,000	61,052
6.20%, 6/21/2040	25,000	26,274

		279,696

CONSTRUCTION MATERIALS — 1.2%
Johnson Controls International PLC:
3.63%, 7/2/2024 (c)	10,000	10,345
3.90%, 2/14/2026	50,000	52,457
4.63%, 7/2/2044 (c)	15,000	16,057
Masco Corp. 4.38%, 4/1/2026	100,000	106,650
Owens Corning:
4.20%, 12/15/2022	35,000	36,926
7.00%, 12/1/2036	32,000	41,062
Vulcan Materials Co.:
3.90%, 4/1/2027	20,000	20,487
4.50%, 4/1/2025	52,000	55,150

		339,134

DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 4.60%, 6/15/2045	25,000	27,200

DIVERSIFIED FINANCIAL SERVICES — 4.4%
Air Lease Corp.:
2.13%, 1/15/2018	25,000	25,044
3.00%, 9/15/2023	57,000	56,541
3.38%, 1/15/2019	15,000	15,275
3.88%, 4/1/2021	7,000	7,303
Alterra Finance LLC 6.25%, 9/30/2020	15,000	16,655
American Express Credit Corp. Series F, 2.60%, 9/14/2020	17,000	17,235
Ameriprise Financial, Inc.:
4.00%, 10/15/2023	35,000	37,381
5.30%, 3/15/2020	15,000	16,215
7.30%, 6/28/2019	7,000	7,710
BlackRock, Inc.:
3.20%, 3/15/2027	50,000	50,696
3.50%, 3/18/2024	25,000	26,280
Series 2, 5.00%, 12/10/2019	50,000	53,705
Brookfield Finance LLC 4.00%, 4/1/2024	50,000	51,201

See accompanying notes to financial statements.

147

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Charles Schwab Corp.:
3.23%, 9/1/2022	$15,000	$15,452
4.45%, 7/22/2020	35,000	37,330
CME Group, Inc.:
3.00%, 3/15/2025	40,000	40,368
5.30%, 9/15/2043	15,000	18,628
E*TRADE Financial Corp. 5.38%, 11/15/2022	105,000	110,512
Franklin Resources, Inc. 2.85%, 3/30/2025	50,000	49,372
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	50,000	51,659
General Electric Co. Series MTN, 4.65%, 10/17/2021	20,000	22,005
Intercontinental Exchange, Inc.:
2.50%, 10/15/2018	50,000	50,460
4.00%, 10/15/2023	25,000	26,812
International Lease Finance Corp.:
6.25%, 5/15/2019	50,000	53,537
7.13%, 9/1/2018 (b)	25,000	26,436
Invesco Finance PLC:
4.00%, 1/30/2024	22,000	23,304
5.38%, 11/30/2043	10,000	11,783
Jefferies Group LLC:
5.13%, 1/20/2023	10,000	10,879
6.50%, 1/20/2043	5,000	5,639
Legg Mason, Inc.:
2.70%, 7/15/2019	60,000	60,504
5.63%, 1/15/2044	10,000	10,629
MasterCard, Inc. 2.00%, 4/1/2019	25,000	25,132
Nasdaq, Inc.:
3.85%, 6/30/2026	5,000	5,080
4.25%, 6/1/2024	25,000	26,423
Nomura Holdings, Inc. 6.70%, 3/4/2020	40,000	44,262
Raymond James Financial, Inc. 3.63%, 9/15/2026	50,000	50,077
Synchrony Financial 4.25%, 8/15/2024	25,000	25,563
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	50,000	51,066
Visa, Inc. 2.80%, 12/14/2022	50,000	50,923

		1,285,076

ELECTRIC — 6.2%
Alabama Power Co. 4.15%, 8/15/2044	5,000	5,184
Ameren Illinois Co.:
3.25%, 3/1/2025	25,000	25,521
4.30%, 7/1/2044	20,000	21,342
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	26,524
Series L, 5.80%, 10/1/2035	7,000	8,415
Arizona Public Service Co.:
2.55%, 9/15/2026	50,000	47,561
8.75%, 3/1/2019	15,000	16,628
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	25,000	25,688
5.95%, 5/15/2037	30,000	37,922
6.13%, 4/1/2036	10,000	12,875
Black Hills Corp. 3.15%, 1/15/2027	50,000	48,262
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	5,000	4,935
4.50%, 4/1/2044	20,000	22,320
Cleveland Electric Illuminating Co.:
5.95%, 12/15/2036	15,000	17,926
Series D, 7.88%, 11/1/2017	25,000	25,484
CMS Energy Corp. 3.88%, 3/1/2024	21,000	21,966
Consolidated Edison Co. of New York, Inc.:
3.30%, 12/1/2024	25,000	25,479
Series B, 2.90%, 12/1/2026	50,000	49,017
Consumers Energy Co. 6.13%, 3/15/2019	25,000	26,746
Dominion Energy, Inc.:
3.63%, 12/1/2024	10,000	10,223
7.00%, 6/15/2038	25,000	33,170
Series C, 4.90%, 8/1/2041	20,000	21,762
DTE Electric Co.:
3.70%, 3/15/2045	15,000	14,794
Series A, 6.63%, 6/1/2036	25,000	33,801
Series G, 5.60%, 6/15/2018	15,000	15,560
Duke Energy Carolinas LLC 6.10%, 6/1/2037	7,000	9,029
Duke Energy Corp.:
3.75%, 4/15/2024	10,000	10,441
3.75%, 9/1/2046	25,000	23,767
Emera US Finance L.P. 2.15%, 6/15/2019	50,000	49,960
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	57,000	65,843
Eversource Energy 4.50%, 11/15/2019	17,000	17,929
Exelon Corp. 5.15%, 12/1/2020	15,000	16,124
Exelon Generation Co. LLC 6.20%, 10/1/2017	15,000	15,155
Florida Power & Light Co. 4.13%, 2/1/2042	7,000	7,421
Georgia Power Co. Series 07-A, 5.65%, 3/1/2037	7,000	8,211
Great Plains Energy, Inc.:
2.50%, 3/9/2020	50,000	50,371
4.85%, 6/1/2021	22,000	23,385
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20,000	20,272
ITC Holdings Corp. 3.25%, 6/30/2026	50,000	49,142
Kansas City Power & Light Co. 3.15%, 3/15/2023	15,000	15,109
Kentucky Utilities Co. 5.13%, 11/1/2040	7,000	8,365
NextEra Energy Capital Holdings, Inc. 2.40%, 9/15/2019	50,000	50,330
NiSource Finance Corp.:
5.65%, 2/1/2045	7,000	8,414
5.95%, 6/15/2041	7,000	8,648
Northern States Power Co. 4.85%, 8/15/2040	10,000	11,355
NSTAR Electric Co.:
4.40%, 3/1/2044	10,000	10,921
5.50%, 3/15/2040	25,000	30,784
Oglethorpe Power Corp. 4.25%, 4/1/2046	50,000	47,244
Oklahoma Gas & Electric Co.:
4.55%, 3/15/2044	15,000	16,198
5.25%, 5/15/2041	7,000	8,119

See accompanying notes to financial statements.

148

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
3.75%, 2/15/2024	$5,000	$5,252
4.75%, 2/15/2044	17,000	19,351
8.25%, 10/15/2018	50,000	53,922
PECO Energy Co. 4.15%, 10/1/2044	15,000	15,672
Pennsylvania Electric Co. 6.15%, 10/1/2038	25,000	30,282
PG&E Corp. 2.40%, 3/1/2019	5,000	5,022
PPL Capital Funding, Inc. 3.95%, 3/15/2024	25,000	26,293
PPL Electric Utilities Corp. 4.13%, 6/15/2044	10,000	10,418
Progress Energy, Inc. 4.40%, 1/15/2021	15,000	15,922
Public Service Co. of Colorado 4.30%, 3/15/2044	20,000	21,494
Public Service Electric & Gas Co.:
Series I, 1.80%, 6/1/2019	10,000	9,986
Series MTN, 3.80%, 3/1/2046	50,000	50,740
Series MTN, 5.50%, 3/1/2040	14,000	17,172
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	25,000	25,989
6.05%, 1/15/2038	15,000	18,309
Southern California Edison Co.:
1.85%, 2/1/2022	7,143	7,049
4.65%, 10/1/2043	5,000	5,695
Southern Co. 2.15%, 9/1/2019	10,000	9,984
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	50,000	47,911
Tampa Electric Co. 2.60%, 9/15/2022	20,000	19,883
TECO Finance, Inc. 5.15%, 3/15/2020	15,000	15,893
TransAlta Corp.:
6.50%, 3/15/2040	25,000	24,457
6.90%, 5/15/2018	15,000	15,581
Virginia Electric & Power Co. Series A, 3.10%, 5/15/2025	25,000	25,108
Westar Energy, Inc.:
4.13%, 3/1/2042	15,000	15,636
4.63%, 9/1/2043	30,000	32,726
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	25,000	25,065
5.70%, 12/1/2036	7,000	8,735
Wisconsin Power & Light Co. 5.00%, 7/15/2019	15,000	15,882
Xcel Energy, Inc. 4.70%, 5/15/2020	15,000	15,884

		1,792,955

ELECTRICAL COMPONENTS & EQUIPMENT — 0.6%
Emerson Electric Co.:
2.63%, 2/15/2023	85,000	85,811
4.25%, 11/15/2020	15,000	16,050
5.25%, 11/15/2039	15,000	17,795
Hubbell, Inc. 3.35%, 3/1/2026	50,000	50,090

		169,746

ELECTRONICS — 1.4%
Agilent Technologies, Inc. 3.05%, 9/22/2026	15,000	14,446
Amphenol Corp.:
2.20%, 4/1/2020	25,000	25,046
2.55%, 1/30/2019	15,000	15,134
4.00%, 2/1/2022	10,000	10,579
Avnet, Inc. 4.63%, 4/15/2026	50,000	51,771
Flex, Ltd. 4.75%, 6/15/2025	20,000	21,386
Honeywell International, Inc.:
4.25%, 3/1/2021	15,000	16,117
Series 30, 5.38%, 3/1/2041	25,000	31,084
Jabil, Inc. 4.70%, 9/15/2022	50,000	53,060
Koninklijke Philips NV:
3.75%, 3/15/2022	105,000	110,538
5.00%, 3/15/2042	5,000	5,521
6.88%, 3/11/2038	7,000	9,334
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	50,000	51,563

		415,579

ENGINEERING & CONSTRUCTION — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	10,000	10,224
4.38%, 5/8/2042	5,000	5,429

		15,653

ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc.:
2.90%, 7/1/2026	30,000	29,375
5.25%, 11/15/2021	6,000	6,660
Waste Management, Inc. 2.90%, 9/15/2022	100,000	102,211

		138,246

FOOD — 2.8%
Campbell Soup Co.:
3.30%, 3/19/2025	25,000	25,275
4.25%, 4/15/2021	7,000	7,459
Conagra Brands, Inc. 3.20%, 1/25/2023	50,000	50,386
Delhaize America LLC 9.00%, 4/15/2031	12,000	17,593
General Mills, Inc.:
1.40%, 10/20/2017	25,000	24,983
2.20%, 10/21/2019	50,000	50,322
3.65%, 2/15/2024	12,000	12,522
Hershey Co.:
2.30%, 8/15/2026	50,000	47,012
2.63%, 5/1/2023 (a)	25,000	25,409
4.13%, 12/1/2020	15,000	16,020
Ingredion, Inc. 3.20%, 10/1/2026	25,000	24,622
JM Smucker Co. 2.50%, 3/15/2020	100,000	100,863
Kellogg Co. 4.50%, 4/1/2046	50,000	51,411
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	7,000	8,186
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	25,000	23,915
5.00%, 6/4/2042	5,000	5,281
Kroger Co.:
3.85%, 8/1/2023	15,000	15,626
6.15%, 1/15/2020	15,000	16,384
6.90%, 4/15/2038	15,000	18,942
McCormick & Co., Inc. 3.25%, 11/15/2025 (a)	25,000	25,030

See accompanying notes to financial statements.

149

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Sysco Corp.:
4.85%, 10/1/2045	$15,000	$16,518
5.38%, 9/21/2035	30,000	34,841
6.63%, 3/17/2039	7,000	9,199
Tyson Foods, Inc.:
2.65%, 8/15/2019	25,000	25,315
4.88%, 8/15/2034	100,000	109,660
Unilever Capital Corp. 5.90%, 11/15/2032	50,000	65,225

		827,999

FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 4.40%, 4/1/2022	35,000	36,753
International Paper Co.:
4.75%, 2/15/2022	5,000	5,450
9.38%, 5/15/2019	29,000	32,737

		74,940

GAS — 0.9%
Atmos Energy Corp.:
3.00%, 6/15/2027	30,000	29,834
4.15%, 1/15/2043	20,000	20,760
Dominion Energy Gas Holdings LLC 4.80%, 11/1/2043	5,000	5,290
National Fuel Gas Co.:
3.75%, 3/1/2023	25,000	25,011
4.90%, 12/1/2021	55,000	57,827
ONE Gas, Inc.:
2.07%, 2/1/2019	10,000	10,006
3.61%, 2/1/2024	15,000	15,595
4.66%, 2/1/2044	25,000	27,516
Sempra Energy:
2.40%, 3/15/2020	20,000	20,093
6.00%, 10/15/2039	7,000	8,849
Southern California Gas Co.:
4.45%, 3/15/2044 (a)	5,000	5,456
Series HH, 5.45%, 4/15/2018	10,000	10,294
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	5,000	5,148
5.25%, 8/15/2019	15,000	15,855

		257,534

HAND & MACHINE TOOLS — 0.3%
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022 (a)	75,000	76,046
5.20%, 9/1/2040	15,000	17,102

		93,148

HEALTH CARE PRODUCTS — 1.5%
Baxter International, Inc. 3.50%, 8/15/2046	50,000	44,844
Becton Dickinson and Co.:
2.68%, 12/15/2019	55,000	55,658
3.73%, 12/15/2024	10,000	10,168
Boston Scientific Corp.:
3.38%, 5/15/2022	25,000	25,750
6.00%, 1/15/2020	50,000	54,391
7.38%, 1/15/2040	5,000	6,671
CR Bard, Inc.:
3.00%, 5/15/2026	50,000	49,720
4.40%, 1/15/2021	29,000	30,481
Danaher Corp. 3.35%, 9/15/2025	50,000	52,011
Medtronic, Inc.:
3.50%, 3/15/2025	31,000	32,229
4.50%, 3/15/2042	15,000	16,262
Stryker Corp.:
3.38%, 5/15/2024	25,000	25,661
4.10%, 4/1/2043	10,000	9,993
Zimmer Biomet Holdings, Inc. 3.38%, 11/30/2021	25,000	25,626

		439,465

HEALTH CARE SERVICES — 2.5%
Aetna, Inc.:
1.50%, 11/15/2017 (a)	25,000	25,001
1.70%, 6/7/2018	25,000	25,009
3.50%, 11/15/2024	25,000	25,818
6.63%, 6/15/2036	7,000	9,456
Anthem, Inc.:
3.13%, 5/15/2022	15,000	15,287
4.63%, 5/15/2042	75,000	80,988
Cigna Corp.:
4.00%, 2/15/2022	50,000	52,878
5.38%, 2/15/2042	25,000	30,118
Humana, Inc.:
2.63%, 10/1/2019	50,000	50,504
3.95%, 3/15/2027	50,000	52,040
4.80%, 3/15/2047	50,000	55,333
4.95%, 10/1/2044	15,000	16,826
8.15%, 6/15/2038	7,000	10,176
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	100,000	101,957
4.63%, 11/15/2020	10,000	10,615
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	30,000	30,037
4.25%, 4/1/2024	15,000	15,901
4.70%, 4/1/2021	25,000	26,863
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	25,000	24,990
3.75%, 7/15/2025	4,000	4,225
3.88%, 10/15/2020	15,000	15,783
4.25%, 3/15/2043	25,000	26,463
4.63%, 7/15/2035	20,000	22,535

		728,803

HOLDING COMPANIES-DIVERS — 0.2%
Leucadia National Corp. 5.50%, 10/18/2023	50,000	53,525
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,542

		69,067

HOME FURNISHINGS — 0.4%
Whirlpool Corp.:
3.70%, 5/1/2025	25,000	25,674
4.50%, 6/1/2046	85,000	88,897
Series MTN, 4.85%, 6/15/2021	15,000	16,309

		130,880

HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co. Series MTN, 0.90%, 5/1/2018	50,000	49,749

See accompanying notes to financial statements.

150

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	$25,000	$23,812
6.00%, 5/15/2037	15,000	18,829
Procter & Gamble Co.:
2.30%, 2/6/2022	50,000	50,597
2.70%, 2/2/2026 (a)	50,000	49,800

		192,787

HOUSEHOLD PRODUCTS & WARES — 0.5%
Clorox Co.:
3.50%, 12/15/2024	10,000	10,332
3.80%, 11/15/2021	15,000	15,819
5.95%, 10/15/2017	30,000	30,365
Kimberly-Clark Corp.:
2.40%, 6/1/2023	75,000	73,960
3.70%, 6/1/2043	5,000	4,848

		135,324

HOUSEWARES — 0.2%
Newell Brands, Inc.:
4.00%, 12/1/2024	20,000	20,902
4.20%, 4/1/2026	50,000	53,100

		74,002

INSURANCE — 6.2%
Aflac, Inc.:
2.88%, 10/15/2026	50,000	48,708
6.45%, 8/15/2040	4,000	5,297
Allstate Corp.:
3.15%, 6/15/2023	10,000	10,242
4.50%, 6/15/2043	15,000	16,429
American International Group, Inc. 6.40%, 12/15/2020	6,000	6,786
Aon PLC:
3.50%, 6/14/2024	25,000	25,458
3.88%, 12/15/2025	100,000	104,357
Arch Capital Finance LLC 4.01%, 12/15/2026	50,000	51,754
AXIS Specialty Finance PLC 2.65%, 4/1/2019	30,000	30,173
Berkshire Hathaway Finance Corp. 1.30%, 8/15/2019	35,000	34,718
Berkshire Hathaway, Inc. 2.10%, 8/14/2019	25,000	25,202
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	7,000	6,998
3.35%, 5/15/2024	5,000	5,168
CNA Financial Corp.:
4.50%, 3/1/2026	150,000	160,889
5.75%, 8/15/2021	7,000	7,801
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	21,000	21,337
5.13%, 4/15/2022	20,000	22,186
Lincoln National Corp.:
4.00%, 9/1/2023	5,000	5,260
6.25%, 2/15/2020	2,000	2,193
Loews Corp.:
3.75%, 4/1/2026	150,000	155,622
6.00%, 2/1/2035	7,000	8,480
Manulife Financial Corp.:
4.15%, 3/4/2026	130,000	137,379
4.90%, 9/17/2020	15,000	16,119
Markel Corp. 5.00%, 4/5/2046	50,000	54,389
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/2019	10,000	10,064
2.75%, 1/30/2022	30,000	30,271
3.50%, 6/3/2024	50,000	51,551
3.50%, 3/10/2025	25,000	25,635
4.05%, 10/15/2023	7,000	7,440
4.80%, 7/15/2021	10,000	10,860
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,201
5.70%, 6/15/2035	5,000	6,170
Series A, 6.82%, 8/15/2018	7,000	7,386
Principal Financial Group, Inc.:
3.13%, 5/15/2023	35,000	35,181
4.35%, 5/15/2043	30,000	31,142
Progressive Corp.:
3.75%, 8/23/2021	15,000	15,815
4.35%, 4/25/2044	25,000	26,856
Prudential Financial, Inc.:
Series MTN, 4.60%, 5/15/2044	20,000	21,922
Series MTN, 5.70%, 12/14/2036	25,000	30,550
Series MTN, 6.20%, 11/15/2040	25,000	32,270
Reinsurance Group of America, Inc.:
5.00%, 6/1/2021	50,000	54,322
6.45%, 11/15/2019	5,000	5,467
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	32,000	43,198
Travelers Cos., Inc.:
3.90%, 11/1/2020	15,000	15,837
4.60%, 8/1/2043	15,000	16,766
Travelers Property Casualty Corp. 6.38%, 3/15/2033	15,000	19,427
Trinity Acquisition PLC 6.13%, 8/15/2043	25,000	29,253
Unum Group:
3.00%, 5/15/2021	130,000	131,154
4.00%, 3/15/2024	5,000	5,161
Voya Financial, Inc. 2.90%, 2/15/2018	12,000	12,081
Willis Towers Watson PLC 5.75%, 3/15/2021	50,000	55,139
WR Berkley Corp.:
4.75%, 8/1/2044	35,000	36,070
6.25%, 2/15/2037	15,000	18,368
XLIT, Ltd.:
2.30%, 12/15/2018	5,000	5,022
5.75%, 10/1/2021	15,000	16,785
6.38%, 11/15/2024	15,000	17,568

		1,791,877

INTERNET — 1.6%
Alibaba Group Holding, Ltd.:
3.60%, 11/28/2024	100,000	102,917
4.50%, 11/28/2034	25,000	27,466
Alphabet, Inc. 3.63%, 5/19/2021	15,000	15,917

See accompanying notes to financial statements.

151

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Amazon.com, Inc.:
2.50%, 11/29/2022 (a)	$25,000	$25,195
3.30%, 12/5/2021	45,000	46,908
3.80%, 12/5/2024	50,000	53,280
Baidu, Inc. 2.25%, 11/28/2017	50,000	50,057
eBay, Inc.:
1.35%, 7/15/2017	50,000	49,994
2.60%, 7/15/2022	6,000	5,947
4.00%, 7/15/2042	25,000	21,985
Expedia, Inc. 5.95%, 8/15/2020	10,000	10,935
JD.com, Inc. 3.88%, 4/29/2026	50,000	49,483

		460,084

INVESTMENT COMPANY SECURITY — 0.6%
Ares Capital Corp. 3.63%, 1/19/2022	100,000	101,185
FS Investment Corp. 4.25%, 1/15/2020	60,000	61,122

		162,307

IRON/STEEL — 0.7%
Nucor Corp.:
5.20%, 8/1/2043	100,000	117,283
6.40%, 12/1/2037	7,000	9,161
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	15,000	17,911
Vale Overseas, Ltd.:
5.88%, 6/10/2021	50,000	53,760
6.88%, 11/10/2039	7,000	7,500

		205,615

IT SERVICES — 1.1%
Computer Sciences Corp. 4.45%, 9/15/2022	40,000	42,412
Hewlett Packard Enterprise Co. 2.45%, 10/5/2017	7,000	7,017
HP, Inc.:
3.75%, 12/1/2020	5,000	5,222
4.38%, 9/15/2021	50,000	53,291
4.65%, 12/9/2021	5,000	5,395
International Business Machines Corp.:
5.70%, 9/14/2017	25,000	25,215
6.22%, 8/1/2027	15,000	18,762
NetApp, Inc.:
2.00%, 12/15/2017	15,000	15,019
3.38%, 6/15/2021	35,000	35,896
Seagate HDD Cayman:
3.75%, 11/15/2018	50,000	51,146
4.75%, 1/1/2025	50,000	50,368

		309,743

LODGING — 0.3%
Marriott International, Inc.:
3.38%, 10/15/2020	20,000	20,640
3.75%, 3/15/2025	5,000	5,134
6.75%, 5/15/2018	2,000	2,084
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	15,000	15,066
4.25%, 3/1/2022	30,000	31,543

		74,467

MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc.:
3.40%, 5/15/2024	50,000	51,971
3.90%, 5/27/2021	15,000	15,932

		67,903

MACHINERY-DIVERSIFIED — 0.5%
Cummins, Inc.:
3.65%, 10/1/2023	17,000	17,965
7.13%, 3/1/2028	7,000	9,187
Deere & Co. 5.38%, 10/16/2029	7,000	8,469
John Deere Capital Corp. 2.25%, 4/17/2019	15,000	15,138
Rockwell Automation, Inc.:
2.05%, 3/1/2020	10,000	10,000
2.88%, 3/1/2025	20,000	19,899
Roper Technologies, Inc.:
2.05%, 10/1/2018	25,000	25,036
6.25%, 9/1/2019	15,000	16,275
Xylem, Inc. 4.88%, 10/1/2021	35,000	37,847

		159,816

MEDIA — 2.8%
21st Century Fox America, Inc.:
4.75%, 9/15/2044	25,000	26,531
6.20%, 12/15/2034	15,000	18,530
6.65%, 11/15/2037	50,000	65,940
CBS Corp.:
2.90%, 1/15/2027	50,000	47,334
3.50%, 1/15/2025	100,000	101,047
7.88%, 7/30/2030	7,000	9,608
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38%, 5/1/2047 (b)	50,000	52,960
Comcast Corp. 4.65%, 7/15/2042	15,000	16,433
Discovery Communications LLC:
3.25%, 4/1/2023	35,000	34,534
4.88%, 4/1/2043	15,000	13,997
4.90%, 3/11/2026	50,000	53,021
5.63%, 8/15/2019	7,000	7,482
Grupo Televisa SAB:
5.00%, 5/13/2045	25,000	24,353
8.50%, 3/11/2032	5,000	6,463
Historic TW, Inc. 6.63%, 5/15/2029	100,000	125,743
NBCUniversal Media LLC:
4.45%, 1/15/2043	20,000	21,250
5.15%, 4/30/2020	17,000	18,510
RELX Capital, Inc. 8.63%, 1/15/2019	50,000	54,728
Time Warner Cable LLC:
4.50%, 9/15/2042	10,000	9,544
6.55%, 5/1/2037	15,000	17,960
Time Warner, Inc.:
3.55%, 6/1/2024	5,000	5,070
4.70%, 1/15/2021	5,000	5,361
Viacom, Inc. 4.25%, 9/1/2023	20,000	20,869
Walt Disney Co.:
2.75%, 8/16/2021	7,000	7,156
Series E, 4.13%, 12/1/2041	15,000	15,732

See accompanying notes to financial statements.

152

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series GMTN, 4.13%, 6/1/2044	$15,000	$15,735
Series MTN, 2.35%, 12/1/2022	29,000	29,065

		824,956

METAL FABRICATE & HARDWARE — 0.2%
Precision Castparts Corp. 3.25%, 6/15/2025	50,000	51,052

MINING — 1.2%
Barrick Gold Corp. 4.10%, 5/1/2023	11,000	11,912
Barrick North America Finance LLC 4.40%, 5/30/2021	7,000	7,541
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	25,000	30,223
BHP Billiton Finance USA, Ltd. 3.85%, 9/30/2023	100,000	106,382
Newmont Mining Corp.:
3.50%, 3/15/2022	15,000	15,536
4.88%, 3/15/2042	15,000	15,857
5.88%, 4/1/2035	7,000	8,170
6.25%, 10/1/2039	5,000	6,145
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	50,000	51,244
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	50,000	52,575
Southern Copper Corp.:
5.88%, 4/23/2045	14,000	14,998
6.75%, 4/16/2040 (a)	25,000	28,805

		349,388

MISCELLANEOUS MANUFACTURER — 1.8%
3M Co.:
Series MTN, 2.00%, 8/7/2020	25,000	25,156
Series MTN, 3.88%, 6/15/2044	10,000	10,237
Dover Corp. 5.38%, 3/1/2041	10,000	12,219
Eaton Corp.:
2.75%, 11/2/2022	37,000	37,252
6.95%, 3/20/2019	7,000	7,571
General Electric Co. 4.50%, 3/11/2044	10,000	11,111
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	25,000	26,191
3.90%, 9/1/2042	25,000	26,015
4.88%, 9/15/2041	7,000	8,179
Ingersoll-Rand Global Holding Co., Ltd.:
4.25%, 6/15/2023	75,000	81,052
6.88%, 8/15/2018	10,000	10,552
Parker-Hannifin Corp.:
Series MTN, 4.20%, 11/21/2034	50,000	53,117
Series MTN, 6.25%, 5/15/2038	7,000	9,190
Textron, Inc.:
3.65%, 3/1/2021	25,000	25,774
4.30%, 3/1/2024	25,000	26,450
Tyco Electronics Group SA:
2.38%, 12/17/2018	10,000	10,061
3.45%, 8/1/2024	15,000	15,308
4.88%, 1/15/2021	15,000	16,166
6.55%, 10/1/2017	100,000	101,185

		512,786

OFFICE & BUSINESS EQUIPMENT — 0.5%
Pitney Bowes, Inc. 4.63%, 3/15/2024	50,000	51,236
Xerox Corp.:
2.80%, 5/15/2020	100,000	100,300
3.80%, 5/15/2024	5,000	4,967
4.50%, 5/15/2021	3,000	3,150

		159,653

OIL & GAS — 3.3%
Anadarko Petroleum Corp.:
5.55%, 3/15/2026 (a)	50,000	55,549
6.45%, 9/15/2036	22,000	25,889
Apache Corp.:
4.75%, 4/15/2043	20,000	20,059
6.00%, 1/15/2037	75,000	86,620
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	20,000	20,181
6.50%, 2/15/2037	15,000	17,791
Chevron Corp. 3.19%, 6/24/2023	25,000	25,873
ConocoPhillips:
5.90%, 5/15/2038	50,000	61,269
6.50%, 2/1/2039	10,000	13,060
ConocoPhillips Co. 2.88%, 11/15/2021	50,000	50,814
EOG Resources, Inc.:
2.45%, 4/1/2020	75,000	75,343
4.40%, 6/1/2020	15,000	15,868
EQT Corp.:
4.88%, 11/15/2021	25,000	26,792
6.50%, 4/1/2018	15,000	15,490
Hess Corp.:
4.30%, 4/1/2027	50,000	48,964
5.60%, 2/15/2041	15,000	14,715
7.88%, 10/1/2029	7,000	8,417
Husky Energy, Inc. 4.00%, 4/15/2024 (a)	50,000	50,696
Kerr-McGee Corp. 7.88%, 9/15/2031	20,000	25,708
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	48,133
Marathon Petroleum Corp. 5.13%, 3/1/2021	15,000	16,232
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	48,037
5.10%, 9/15/2023 (a)	5,000	4,732
Noble Energy, Inc. 8.25%, 3/1/2019	7,000	7,667
Occidental Petroleum Corp. 2.60%, 4/15/2022 (a)	50,000	50,164
Phillips 66 4.88%, 11/15/2044	30,000	32,129
Sasol Financing International, Ltd. 4.50%, 11/14/2022	10,000	10,226
Shell International Finance B.V. 4.30%, 9/22/2019	2,000	2,105
Total Capital International SA 2.88%, 2/17/2022	17,000	17,310
Total Capital SA 4.25%, 12/15/2021 (a)	7,000	7,538
Valero Energy Corp.:
3.65%, 3/15/2025	25,000	25,469
4.90%, 3/15/2045	20,000	20,846
6.63%, 6/15/2037	7,000	8,638

		958,324

See accompanying notes to financial statements.

153

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Halliburton Co.:
4.50%, 11/15/2041	$7,000	$7,002
6.70%, 9/15/2038	7,000	8,960

		15,962

PACKAGING & CONTAINERS — 0.4%
Packaging Corp. of America 4.50%, 11/1/2023	10,000	10,767
WestRock MWV LLC 8.20%, 1/15/2030	43,000	60,482
WestRock RKT Co.:
3.50%, 3/1/2020	15,000	15,386
4.90%, 3/1/2022	22,000	23,935

		110,570

PHARMACEUTICALS — 4.4%
Abbott Laboratories 6.15%, 11/30/2037	7,000	8,593
AbbVie, Inc.:
2.90%, 11/6/2022	25,000	25,240
4.40%, 11/6/2042	15,000	15,395
Allergan Funding SCS 4.85%, 6/15/2044	50,000	54,321
AmerisourceBergen Corp. 3.25%, 3/1/2025	50,000	50,540
AstraZeneca PLC:
4.00%, 9/18/2042	5,000	5,073
5.90%, 9/15/2017	7,000	7,059
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	25,000	25,851
3.25%, 2/27/2027	50,000	50,510
Cardinal Health, Inc.:
2.40%, 11/15/2019	25,000	25,146
3.50%, 11/15/2024	25,000	25,533
4.50%, 11/15/2044	10,000	10,246
Eli Lilly & Co. 5.55%, 3/15/2037	50,000	61,601
Express Scripts Holding Co. 4.75%, 11/15/2021	75,000	81,107
GlaxoSmithKline Capital, Inc.:
5.38%, 4/15/2034	7,000	8,401
5.65%, 5/15/2018	50,000	51,746
Johnson & Johnson 5.85%, 7/15/2038	32,000	42,710
McKesson Corp.:
2.28%, 3/15/2019	100,000	100,521
4.75%, 3/1/2021	15,000	16,090
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	17,000	18,781
Merck & Co., Inc.:
2.75%, 2/10/2025	50,000	49,779
2.80%, 5/18/2023	15,000	15,279
3.70%, 2/10/2045	5,000	4,966
3.88%, 1/15/2021 (a)	15,000	15,894
Mylan, Inc. 2.60%, 6/24/2018	35,000	35,249
Novartis Capital Corp. 3.40%, 5/6/2024	25,000	26,094
Perrigo Finance PLC 3.50%, 12/15/2021	50,000	51,847
Perrigo Finance Unlimited Co. 3.90%, 12/15/2024	50,000	50,819
Pfizer, Inc.:
1.50%, 6/15/2018	7,000	7,005
3.00%, 6/15/2023	7,000	7,226
7.20%, 3/15/2039	50,000	74,790
Sanofi:
1.25%, 4/10/2018	50,000	49,943
4.00%, 3/29/2021 (a)	50,000	53,184
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	20,000	19,979
Zoetis, Inc.:
3.25%, 2/1/2023	115,000	117,962
4.70%, 2/1/2043	5,000	5,440

		1,269,920

PIPELINES — 3.9%
Buckeye Partners L.P. 2.65%, 11/15/2018	60,000	60,305
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	7,000	8,906
Enable Midstream Partners L.P.:
2.40%, 5/15/2019	15,000	14,875
3.90%, 5/15/2024	20,000	19,844
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	25,000	26,166
5.50%, 9/15/2040	50,000	52,583
Enbridge, Inc. 3.50%, 6/10/2024	35,000	34,954
Energy Transfer L.P.:
5.20%, 2/1/2022	10,000	10,759
6.50%, 2/1/2042	50,000	55,829
9.00%, 4/15/2019	7,000	7,787
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	50,000	49,639
5.60%, 4/1/2044	50,000	50,558
Enterprise Products Operating LLC:
3.35%, 3/15/2023	65,000	66,747
4.85%, 3/15/2044	15,000	15,882
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	20,000	20,689
6.50%, 9/1/2039 (a)	5,000	5,683
Magellan Midstream Partners L.P.:
4.20%, 3/15/2045	25,000	23,214
6.55%, 7/15/2019	15,000	16,258
ONEOK Partners L.P.:
3.20%, 9/15/2018	50,000	50,579
3.38%, 10/1/2022	50,000	50,441
Phillips 66 Partners L.P.:
2.65%, 2/15/2020	25,000	25,104
3.61%, 2/15/2025	5,000	4,964
Plains All American Pipeline L.P./PAA Finance Corp.: 4.70%, 6/15/2044	15,000	13,650
5.75%, 1/15/2020 (a)	15,000	16,183
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	7,000	9,468
Spectra Energy Capital LLC 8.00%, 10/1/2019	15,000	17,092
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	70,000	68,486
4.50%, 3/15/2045	10,000	9,855
4.60%, 6/15/2021	18,000	19,109
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	50,000	52,544
4.65%, 2/15/2022	4,000	4,254
4.95%, 1/15/2043	15,000	13,906

See accompanying notes to financial statements.

154

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
TransCanada PipeLines, Ltd.:
3.75%, 10/16/2023	$25,000	$26,202
5.00%, 10/16/2043	10,000	11,426
6.20%, 10/15/2037	7,000	8,911
Western Gas Partners L.P.:
2.60%, 8/15/2018	5,000	5,014
5.38%, 6/1/2021	25,000	26,903
5.45%, 4/1/2044	50,000	52,311
Williams Partners L.P.:
3.60%, 3/15/2022	20,000	20,438
3.75%, 6/15/2027	50,000	49,653
4.00%, 9/15/2025	5,000	5,088
4.13%, 11/15/2020	22,000	22,963

		1,125,222

REAL ESTATE — 1.3%
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	100,000	104,658
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	30,000	30,512
CBRE Services, Inc. 4.88%, 3/1/2026	30,000	32,023
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	48,000	50,998
Prologis L.P. 3.75%, 11/1/2025	150,000	156,327

		374,518

REAL ESTATE INVESTMENT TRUSTS — 9.2%
Alexandria Real Estate Equities, Inc.:
4.50%, 7/30/2029	10,000	10,573
4.60%, 4/1/2022	30,000	31,992
American Tower Corp.:
3.40%, 2/15/2019	50,000	51,029
4.50%, 1/15/2018	15,000	15,205
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	50,000	51,097
Series GMTN, 3.63%, 10/1/2020	25,000	25,895
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	47,178
3.80%, 2/1/2024	25,000	25,919
4.13%, 5/15/2021	40,000	42,198
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	10,000	10,034
4.55%, 10/1/2029	25,000	25,250
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	100,000	98,949
4.13%, 6/15/2026	50,000	49,706
Corporate Office Properties L.P.:
3.60%, 5/15/2023	15,000	14,903
5.25%, 2/15/2024 (a)	20,000	21,411
DDR Corp.:
3.38%, 5/15/2023	5,000	4,843
3.63%, 2/1/2025	20,000	19,041
4.75%, 4/15/2018	30,000	30,587
7.88%, 9/1/2020	50,000	57,234
Digital Realty Trust L.P. 3.40%, 10/1/2020	50,000	51,240
Duke Realty L.P.:
3.75%, 12/1/2024	85,000	87,146
3.88%, 2/15/2021	50,000	51,977
EPR Properties 5.75%, 8/15/2022	50,000	55,141
ERP Operating L.P. 4.50%, 7/1/2044	15,000	15,934
Essex Portfolio L.P.:
3.38%, 4/15/2026	25,000	24,557
3.88%, 5/1/2024	25,000	25,761
Federal Realty Investment Trust 4.50%, 12/1/2044	45,000	46,859
HCP, Inc.:
3.75%, 2/1/2019	22,000	22,442
4.00%, 12/1/2022	50,000	52,149
5.38%, 2/1/2021	7,000	7,624
Hospitality Properties Trust:
5.00%, 8/15/2022 (a)	30,000	32,147
5.25%, 2/15/2026	100,000	106,171
Host Hotels & Resorts L.P.:
6.00%, 10/1/2021	22,000	24,503
Series D, 3.75%, 10/15/2023	115,000	117,161
Kilroy Realty L.P. 4.38%, 10/1/2025	65,000	68,039
Kimco Realty Corp.:
3.20%, 5/1/2021	50,000	50,830
Series MTN, 4.30%, 2/1/2018	15,000	15,123
Liberty Property L.P. 3.25%, 10/1/2026	100,000	96,753
Mack-Cali Realty L.P. 2.50%, 12/15/2017	25,000	25,037
Mid-America Apartments L.P.:
3.75%, 6/15/2024	50,000	51,229
4.00%, 11/15/2025	30,000	31,059
National Retail Properties, Inc.:
3.60%, 12/15/2026	50,000	49,438
3.80%, 10/15/2022	30,000	31,047
3.90%, 6/15/2024	25,000	25,623
Realty Income Corp.:
3.88%, 7/15/2024	20,000	20,636
6.75%, 8/15/2019 (a)	65,000	71,012
Select Income REIT:
2.85%, 2/1/2018	100,000	100,415
4.50%, 2/1/2025	25,000	25,042
Simon Property Group L.P.:
3.38%, 10/1/2024	120,000	122,104
4.25%, 10/1/2044	5,000	4,993
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	23,635
Series MTN, 3.75%, 7/1/2024	25,000	25,534
Series MTN, 4.25%, 6/1/2018	30,000	30,661
Ventas Realty L.P.:
3.25%, 10/15/2026	50,000	47,996
4.38%, 2/1/2045	100,000	98,676
Ventas Realty L.P. / Ventas Capital Corp. 4.75%, 6/1/2021	7,000	7,495
VEREIT Operating Partnership L.P. 4.60%, 2/6/2024	90,000	93,833
Welltower, Inc.:
5.13%, 3/15/2043	5,000	5,395
6.13%, 4/15/2020	30,000	32,924
6.50%, 3/15/2041	25,000	31,319
Weyerhaeuser Co.:
4.63%, 9/15/2023	15,000	16,359
7.38%, 3/15/2032	15,000	20,639
WP Carey, Inc. 4.00%, 2/1/2025	100,000	100,056

		2,676,758

See accompanying notes to financial statements.

155

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
RETAIL — 3.4%
AutoNation, Inc. 4.50%, 10/1/2025	$25,000	$26,135
AutoZone, Inc.:
1.63%, 4/21/2019	10,000	9,938
2.88%, 1/15/2023	15,000	14,892
3.13%, 7/15/2023	50,000	50,218
Bed Bath & Beyond, Inc. 3.75%, 8/1/2024 (a)	25,000	24,788
Best Buy Co., Inc. 5.00%, 8/1/2018	90,000	92,831
Costco Wholesale Corp.:
1.70%, 12/15/2019	15,000	14,960
2.25%, 2/15/2022	20,000	20,000
CVS Health Corp.:
2.75%, 12/1/2022	5,000	5,009
2.88%, 6/1/2026	50,000	48,440
3.38%, 8/12/2024	15,000	15,242
Dollar General Corp. 3.25%, 4/15/2023	47,000	47,859
Home Depot, Inc.:
3.75%, 2/15/2024	100,000	106,467
5.40%, 9/15/2040	7,000	8,584
Lowe’s Cos., Inc.:
3.38%, 9/15/2025	25,000	25,759
3.75%, 4/15/2021	15,000	15,820
4.25%, 9/15/2044	25,000	26,107
4.38%, 9/15/2045	30,000	31,838
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024 (a)	10,000	9,212
3.88%, 1/15/2022	7,000	6,941
6.70%, 7/15/2034	7,000	7,210
McDonald’s Corp.:
Series MTN, 5.35%, 3/1/2018	6,000	6,149
Series MTN, 6.30%, 3/1/2038	25,000	32,196
Nordstrom, Inc. 4.00%, 10/15/2021	15,000	15,430
O’Reilly Automotive, Inc.:
3.55%, 3/15/2026	25,000	25,145
3.85%, 6/15/2023	30,000	31,279
4.63%, 9/15/2021	7,000	7,552
QVC, Inc.:
4.38%, 3/15/2023	25,000	25,389
4.45%, 2/15/2025	25,000	24,811
5.13%, 7/2/2022	15,000	15,835
5.95%, 3/15/2043	22,000	21,046
Starbucks Corp. 3.85%, 10/1/2023 (a)	25,000	26,900
Target Corp.:
3.88%, 7/15/2020	25,000	26,384
4.00%, 7/1/2042	10,000	9,893
6.35%, 11/1/2032	10,000	12,793
TJX Cos., Inc. 2.25%, 9/15/2026	25,000	23,240
Wal-Mart Stores, Inc.:
4.25%, 4/15/2021	25,000	26,984
5.25%, 9/1/2035	15,000	18,341
5.63%, 4/1/2040	10,000	12,851
Walgreen Co. 5.25%, 1/15/2019	2,000	2,094
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	5,000	5,191
4.80%, 11/18/2044	5,000	5,318

		983,071

SEMICONDUCTORS — 2.2%
Analog Devices, Inc. 3.90%, 12/15/2025	50,000	51,983
Applied Materials, Inc.:
4.30%, 6/15/2021	25,000	26,943
5.85%, 6/15/2041	34,000	43,176
Intel Corp.:
4.25%, 12/15/2042	10,000	10,605
4.80%, 10/1/2041	10,000	11,438
KLA-Tencor Corp. 4.13%, 11/1/2021	40,000	42,315
Lam Research Corp.:
2.75%, 3/15/2020	40,000	40,582
3.80%, 3/15/2025	30,000	30,586
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	100,000	101,757
NVIDIA Corp. 3.20%, 9/16/2026	100,000	99,121
QUALCOMM, Inc. 3.45%, 5/20/2025	40,000	41,110
Texas Instruments, Inc.:
2.63%, 5/15/2024	24,000	23,887
2.75%, 3/12/2021	25,000	25,548
Xilinx, Inc.:
2.13%, 3/15/2019	20,000	20,086
2.95%, 6/1/2024	50,000	50,129
3.00%, 3/15/2021	20,000	20,439

		639,705

SOFTWARE — 1.4%
Activision Blizzard, Inc. 2.30%, 9/15/2021 (a)	75,000	74,404
Adobe Systems, Inc. 3.25%, 2/1/2025	75,000	76,858
CA, Inc. 5.38%, 12/1/2019	65,000	68,206
Electronic Arts, Inc. 3.70%, 3/1/2021	53,000	55,105
Fidelity National Information Services, Inc.:
2.00%, 4/15/2018	4,000	4,006
3.50%, 4/15/2023	6,000	6,198
3.63%, 10/15/2020	10,000	10,441
5.00%, 10/15/2025	4,000	4,432
Fiserv, Inc. 4.63%, 10/1/2020	30,000	32,088
Microsoft Corp. 4.45%, 11/3/2045	50,000	55,547
Oracle Corp.:
2.25%, 10/8/2019	10,000	10,123
3.40%, 7/8/2024	10,000	10,392
6.13%, 7/8/2039	7,000	9,252

		417,052

TELECOMMUNICATIONS — 3.3%
America Movil SAB de CV:
3.13%, 7/16/2022	60,000	61,181
6.13%, 3/30/2040	10,000	12,210
AT&T, Inc.:
2.30%, 3/11/2019	10,000	10,058
6.38%, 3/1/2041	7,000	8,257
British Telecommunications PLC 2.35%, 2/14/2019	105,000	105,605
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	30,000	31,531
Cisco Systems, Inc. 5.90%, 2/15/2039	7,000	9,099
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	111,000	164,634
Motorola Solutions, Inc.:
3.50%, 9/1/2021 (a)	50,000	51,512
3.75%, 5/15/2022 (a)	25,000	25,779
4.00%, 9/1/2024	50,000	50,303

See accompanying notes to financial statements.

156

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Orange SA:
1.63%, 11/3/2019	$50,000	$49,516
2.75%, 2/6/2019	10,000	10,116
5.50%, 2/6/2044	10,000	11,921
Qwest Corp. 6.88%, 9/15/2033	38,000	37,677
Rogers Communications, Inc.:
5.00%, 3/15/2044	15,000	17,055
6.80%, 8/15/2018	75,000	79,124
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	50,000	50,945
Telefonica Emisiones SAU 4.57%, 4/27/2023	100,000	108,647
Verizon Communications, Inc.:
2.95%, 3/15/2022 (b)	10,000	10,061
4.75%, 11/1/2041	30,000	29,724
5.15%, 9/15/2023	10,000	11,113
Vodafone Group PLC 1.50%, 2/19/2018	5,000	4,999

		951,067

TEXTILES — 0.2%
Cintas Corp. No 2:
3.25%, 6/1/2022	50,000	51,448
6.15%, 8/15/2036	12,000	14,887

		66,335

TOBACCO — 0.1%
Reynolds American, Inc. 6.88%, 5/1/2020	25,000	28,099

TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	25,000	30,304
Mattel, Inc.:
2.35%, 5/6/2019	5,000	5,001
6.20%, 10/1/2040	3,000	3,330

		38,635

TRANSPORTATION — 1.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	55,000	56,415
3.40%, 9/1/2024 (a)	10,000	10,403
Canadian National Railway Co.:
2.85%, 12/15/2021	15,000	15,321
6.20%, 6/1/2036	7,000	9,250
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	15,000	16,187
5.75%, 3/15/2033	10,000	11,758
CSX Corp.:
3.35%, 11/1/2025	10,000	10,254
3.70%, 10/30/2020 (a)	15,000	15,647
FedEx Corp.:
2.63%, 8/1/2022	22,000	22,100
3.90%, 2/1/2035	25,000	24,907
Kansas City Southern:
3.00%, 5/15/2023	10,000	10,022
4.30%, 5/15/2043	25,000	24,843
Norfolk Southern Corp.:
3.15%, 6/1/2027	50,000	49,894
3.25%, 12/1/2021 (a)	2,000	2,062
4.80%, 8/15/2043	10,000	11,260
Ryder System, Inc.:
Series MTN, 2.35%, 2/26/2019	15,000	15,062
Series MTN, 2.45%, 9/3/2019	30,000	30,206
Union Pacific Corp.:
4.16%, 7/15/2022	15,000	16,228
4.30%, 6/15/2042	7,000	7,439
United Parcel Service, Inc.:
4.88%, 11/15/2040	17,000	19,992
5.13%, 4/1/2019	25,000	26,428

		405,678

TRUCKING & LEASING — 0.0% (d)
GATX Corp. 2.38%, 7/30/2018	7,000	7,026

WATER — 0.1%
American Water Capital Corp.:
4.30%, 12/1/2042	10,000	10,804
6.09%, 10/15/2017	10,000	10,130
United Utilities PLC 6.88%, 8/15/2028	15,000	18,058

		38,992

TOTAL CORPORATE BONDS & NOTES (Cost $28,328,000)		28,752,756

	Shares
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f)	207,414	207,414
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	629,470	629,470

TOTAL SHORT-TERM INVESTMENTS (Cost $836,884)		836,884

TOTAL INVESTMENTS — 101.9% (Cost $29,164,884)		29,589,640
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(560,692)

NET ASSETS — 100.0%		$29,028,948

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.
(g)	Investment of cash collateral for securities loaned.

BKNT = Bank Note

REIT = Real Estate Investment Trust

GMTN = Global Medium Term Note

MTN = Medium Term Note

See accompanying notes to financial statements.

157

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$282,734	$—	$282,734
Aerospace & Defense	—	668,763	—	668,763
Agriculture	—	268,620	—	268,620
Airlines	—	219,771	—	219,771
Apparel	—	82,050	—	82,050
Auto Manufacturers	—	231,409	—	231,409
Auto Parts & Equipment	—	210,791	—	210,791
Banks	—	2,477,844	—	2,477,844
Beverages	—	505,662	—	505,662
Biotechnology	—	302,136	—	302,136
Chemicals	—	779,161	—	779,161
Commercial Services	—	279,696	—	279,696
Construction Materials	—	339,134	—	339,134
Distribution & Wholesale	—	27,200	—	27,200
Diversified Financial Services	—	1,285,076	—	1,285,076
Electric	—	1,792,955	—	1,792,955
Electrical Components & Equipment	—	169,746	—	169,746
Electronics	—	415,579	—	415,579
Engineering & Construction	—	15,653	—	15,653
Environmental Control	—	138,246	—	138,246
Food	—	827,999	—	827,999
Forest Products & Paper	—	74,940	—	74,940
Gas	—	257,534	—	257,534
Hand & Machine Tools	—	93,148	—	93,148
Health Care Products	—	439,465	—	439,465
Health Care Services	—	728,803	—	728,803
Holding Companies-Divers	—	69,067	—	69,067
Home Furnishings	—	130,880	—	130,880
Household Products	—	192,787	—	192,787
Household Products & Wares.	—	135,324	—	135,324
Housewares	—	74,002	—	74,002
Insurance	—	1,791,877	—	1,791,877
Internet	—	460,084	—	460,084
Investment Company Security	—	162,307	—	162,307
Iron/Steel	—	205,615	—	205,615
IT Services	—	309,743	—	309,743
Lodging	—	74,467	—	74,467
Machinery, Construction & Mining	—	67,903	—	67,903
Machinery-Diversified	—	159,816	—	159,816
Media	—	824,956	—	824,956
Metal Fabricate & Hardware	—	51,052	—	51,052
Mining	—	349,388	—	349,388
Miscellaneous Manufacturer	—	512,786	—	512,786
Office & Business Equipment	—	159,653	—	159,653
Oil & Gas	—	958,324	—	958,324
Oil & Gas Services	—	15,962	—	15,962
Packaging & Containers	—	110,570	—	110,570
Pharmaceuticals	—	1,269,920	—	1,269,920
Pipelines	—	1,125,222	—	1,125,222
Real Estate	—	374,518	—	374,518

See accompanying notes to financial statements.

158

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Real Estate Investment Trusts	$—	$2,676,758	$—	$2,676,758
Retail	—	983,071	—	983,071
Semiconductors	—	639,705	—	639,705
Software	—	417,052	—	417,052
Telecommunications	—	951,067	—	951,067
Textiles	—	66,335	—	66,335
Tobacco	—	28,099	—	28,099
Toys/Games/Hobbies	—	38,635	—	38,635
Transportation	—	405,678	—	405,678
Trucking & Leasing	—	7,026	—	7,026
Water	—	38,992	—	38,992
Short-Term Investments	836,884	—	—	836,884

TOTAL INVESTMENTS	$836,884	$28,752,756	$—	$29,589,640

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	45,573	$45,573	1,138,756	1,184,329	—	$—	$156	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	682,240	474,826	207,414	207,414	285	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,337,062	3,337,062	—	—	595	—
State Street Navigator Securities Lending Government Money Market Portfolio*	1,592,590	1,592,590	4,640,528	5,603,648	629,470	629,470	4,706	—

TOTAL		$1,638,163				$836,884	$5,742	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

159

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 59.1%
AUTO MANUFACTURERS — 3.2%
Tesla, Inc.:
0.25%, 3/1/2019	$28,714,000	$32,822,973
1.25%, 3/1/2021 (a)	45,600,000	52,695,360
2.38%, 3/15/2022	31,400,000	39,466,660

		124,984,993

BIOTECHNOLOGY — 1.5%
Illumina, Inc.:
Zero Coupon, 6/15/2019	20,345,000	20,587,105
0.50%, 6/15/2021 (a)	16,550,000	17,584,375
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	17,065,000	18,046,238

		56,217,718

DIVERSIFIED FINANCIAL SERVICES — 0.5%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022 (a) (b)	16,200,000	18,053,280

ENERGY-ALTERNATE SOURCES — 0.4%
SolarCity Corp. 1.63%, 11/1/2019 (a)	17,457,000	16,496,865

GAS — 0.8%
CenterPoint Energy, Inc. 3.40%, 9/15/2029 (c)	456,421	32,707,129

HEALTH CARE PRODUCTS — 1.3%
NuVasive, Inc. 2.25%, 3/15/2021	20,882,000	28,817,160
Wright Medical Group, Inc. 2.00%, 2/15/2020	18,078,000	20,111,775

		48,928,935

HEALTH CARE SERVICES — 1.9%
Anthem, Inc. 2.75%, 10/15/2042	17,043,000	43,832,892
Molina Healthcare, Inc. 1.13%, 1/15/2020	17,950,000	31,412,500

		75,245,392

INSURANCE — 0.6%
Old Republic International Corp. 3.75%, 3/15/2018	17,372,000	21,942,573

INTERNET — 11.3%
Altaba, Inc.
Zero Coupon, 12/1/2018	46,125,000	52,351,875
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	22,625,000	26,075,313
1.25%, 9/15/2022 (b)	30,675,000	33,092,190
Priceline Group, Inc.:
0.35%, 6/15/2020	32,127,000	47,127,096
0.90%, 9/15/2021 (a)	32,100,000	36,635,730
1.00%, 3/15/2018	29,386,000	57,890,420
Twitter, Inc.:
0.25%, 9/15/2019	29,200,000	27,503,480
1.00%, 9/15/2021	31,500,000	28,762,650
VeriSign, Inc. 4.45%, 8/15/2037	40,248,000	109,124,402
Vipshop Holdings, Ltd. 1.50%, 3/15/2019 (a)	20,422,000	20,013,560

		438,576,716

IT SERVICES — 0.5%
Brocade Communications Systems, Inc. 1.38%, 1/1/2020	19,751,000	20,037,390

MEDIA — 5.6%
DISH Network Corp.:
2.38%, 3/15/2024 (b)	32,100,000	33,685,740
3.38%, 8/15/2026 (b)	96,567,000	117,029,547
Liberty Interactive LLC 1.75%, 9/30/2046 (b)	24,050,000	27,491,555
Liberty Media Corp. 1.38%, 10/15/2023	32,577,000	38,584,199

		216,791,041

OIL & GAS — 2.9%
Cheniere Energy, Inc. 4.25%, 3/15/2045	19,050,000	13,121,640
Chesapeake Energy Corp. 5.50%, 9/15/2026 (b)	41,000,000	38,285,800
Cobalt International Energy, Inc.:
2.63%, 12/1/2019 (a)	18,815,000	4,515,600
3.13%, 5/15/2024	27,165,000	5,161,350
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (a) (b)	28,550,000	21,840,750
Nabors Industries, Inc. 0.75%, 1/15/2024 (a) (b)	18,450,000	14,575,500
Whiting Petroleum Corp. 1.25%, 4/1/2020	18,050,000	15,297,375

		112,798,015

OIL & GAS SERVICES — 1.0%
Weatherford International, Ltd. 5.88%, 7/1/2021 (a)	40,400,000	40,654,520

PHARMACEUTICALS — 2.8%
Herbalife, Ltd. 2.00%, 8/15/2019 (a)	35,908,000	37,276,095
Impax Laboratories, Inc. 2.00%, 6/15/2022	20,350,000	17,602,750
Jazz Investments I, Ltd. 1.88%, 8/15/2021 (a)	18,622,000	20,391,090
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024 (b)	16,650,000	16,566,750
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026 (a)	17,297,000	18,551,032

		110,387,717

REAL ESTATE INVESTMENT TRUSTS — 1.0%
Extra Space Storage L.P. 3.13%, 10/1/2035 (b)	18,300,000	19,615,770
VEREIT, Inc. 3.00%, 8/1/2018	19,234,000	19,330,170

		38,945,940

SEMICONDUCTORS — 16.0%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	26,100,000	45,594,090
Intel Corp.:
3.25%, 8/1/2039	64,203,000	105,857,906
3.49%, 12/15/2035	51,369,000	66,974,902

See accompanying notes to financial statements.

160

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Microchip Technology, Inc.:
1.63%, 2/15/2025 (a)	$56,085,000	$83,953,636
1.63%, 2/15/2027 (b)	67,550,000	71,055,845
2.25%, 2/15/2037 (b)	21,600,000	22,584,960
Micron Technology, Inc. Series G, 3.00%, 11/15/2043	32,175,000	35,936,258
Novellus Systems, Inc. 2.63%, 5/15/2041	20,182,000	84,500,016
NXP Semiconductors NV 1.00%, 12/1/2019	37,050,000	44,089,500
ON Semiconductor Corp.:
1.00%, 12/1/2020	23,175,000	24,074,190
1.63%, 10/15/2023 (b)	16,900,000	16,867,890
Synaptics, Inc. 0.50%, 6/15/2022 (b)	17,000,000	17,192,100

		618,681,293

SOFTWARE — 6.1%
Akamai Technologies, Inc.
Zero Coupon, 2/15/2019	22,900,000	22,398,490
Citrix Systems, Inc. 0.50%, 4/15/2019	46,490,000	55,788,000
Nuance Communications, Inc. 1.00%, 12/15/2035	22,695,000	21,800,817
Red Hat, Inc. 0.25%, 10/1/2019 (a)	25,280,000	34,964,768
salesforce.com, Inc. 0.25%, 4/1/2018	36,875,000	48,789,313
ServiceNow, Inc.:
Zero Coupon, 11/1/2018 (a)	18,398,000	26,896,036
Zero Coupon, 6/1/2022 (b)	23,500,000	23,970,000

		234,607,424

TELECOMMUNICATIONS — 1.7%
Finisar Corp. 0.50%, 12/15/2036 (b)	17,575,000	17,179,563
Palo Alto Networks, Inc.
Zero Coupon, 7/1/2019 (a)	18,800,000	24,639,280
Viavi Solutions, Inc. 0.63%, 8/15/2033	21,550,000	23,664,055

		65,482,898

TOTAL CORPORATE BONDS & NOTES (Cost $2,078,652,431)		2,291,539,839

	Shares
CONVERTIBLE PREFERRED STOCKS — 40.1%
AEROSPACE & DEFENSE — 0.8%
Arconic, Inc. 5.38%, 10/1/2017	819,600	29,341,680
AGRICULTURE — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049	225,000	23,456,250
BANKS — 7.6%
Bank of America Corp. Series L, 7.25%, 12/31/2049	99,283	125,294,153
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	127,906	167,698,836

		292,992,989

ELECTRIC — 4.7%
Dominion Energy, Inc. Series A, 6.75%, 8/15/2019	913,500	45,967,320
DTE Energy Co. 6.50%, 10/1/2019	434,118	23,811,372
Great Plains Energy, Inc. 7.00%, 9/15/2019	565,000	29,967,600
NextEra Energy, Inc. 6.12%, 9/1/2019	973,100	52,557,131
NextEra Energy, Inc. 6.37%, 9/1/2018	450,397	28,888,464

		181,191,887

ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Belden, Inc. 6.75%, 7/15/2019	167,250	17,348,842

ENVIRONMENTAL CONTROL — 0.4%
Stericycle, Inc. 5.25%, 9/15/2018 (a)	240,500	16,099,070

HAND & MACHINE TOOLS — 0.7%
Stanley Black & Decker, Inc. 5.38%, 5/15/2020	247,000	27,100,840

HEALTH CARE PRODUCTS — 2.9%
Alere, Inc. Series B, 3.00%, 12/31/2049 (a)	57,461	22,582,173
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,616,000	88,524,480

		111,106,653

HEALTH CARE SERVICES — 1.1%
Anthem, Inc. 5.25%, 5/1/2018	812,000	42,889,840

INVESTMENT COMPANY SECURITY — 9.0%
Mandatory Exchangeable Trust 5.75%, 6/3/2019 (b)	2,124,000	346,789,728

OIL & GAS — 0.9%
Hess Corp. 8.00%, 2/1/2019	378,174	21,034,038
Southwestern Energy Co. Series B, 6.25%, 1/15/2018	1,083,133	15,802,910

		36,836,948

PHARMACEUTICALS — 5.5%
Allergan PLC Series A, 5.50%, 3/1/2018	164,881	143,129,898
Teva Pharmaceutical Industries, Ltd. 7.00%, 12/15/2018	121,000	71,934,500

		215,064,398

PIPELINES — 1.2%
Kinder Morgan, Inc. Series A, 9.75%, 10/26/2018 (a)	1,039,625	45,618,745

REAL ESTATE INVESTMENT TRUSTS — 2.2%
American Tower Corp. 5.50%, 2/15/2018	437,129	52,993,149
Welltower, Inc. Series I, 6.50%, 12/31/2049	471,038	31,210,978

		84,204,127

TELECOMMUNICATIONS — 2.1%
Frontier Communications Corp. Series A, 11.13%, 6/29/2018	626,283	18,437,771

See accompanying notes to financial statements.

161

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
T-Mobile US, Inc. 5.50%, 12/15/2017	651,045	$64,219,079

		82,656,850

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,510,526,866)		1,552,698,847

SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (d) (e)	50,165,306	50,165,306
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	146,798,009	146,798,009

TOTAL SHORT-TERM INVESTMENTS (Cost $196,963,315)		196,963,315

TOTAL INVESTMENTS — 104.3% (Cost $3,786,142,612)		4,041,202,001
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(167,802,278)

NET ASSETS — 100.0%		$3,873,399,723

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.1% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2017.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Auto Manufacturers	$—	$124,984,993	$—	$124,984,993
Biotechnology.	—	56,217,718	—	56,217,718
Diversified Financial Services	—	18,053,280	—	18,053,280
Energy-Alternate Sources	—	16,496,865	—	16,496,865
Gas	32,707,129	—	—	32,707,129
Health Care Products	—	48,928,935	—	48,928,935
Health Care Services	—	75,245,392	—	75,245,392
Insurance	—	21,942,573	—	21,942,573
Internet	—	438,576,716	—	438,576,716
IT Services	—	20,037,390	—	20,037,390
Media	—	216,791,041	—	216,791,041
Oil & Gas	—	112,798,015	—	112,798,015
Oil & Gas Services	—	40,654,520	—	40,654,520
Pharmaceuticals	—	110,387,717	—	110,387,717
Real Estate Investment Trusts	—	38,945,940	—	38,945,940
Semiconductors	—	618,681,293	—	618,681,293
Software	—	234,607,424	—	234,607,424
Telecommunications	—	65,482,898	—	65,482,898
Convertible Preferred Stocks
Aerospace & Defense	29,341,680	—	—	29,341,680
Agriculture	23,456,250	—	—	23,456,250
Banks	292,992,989	—	—	292,992,989
Electric	181,191,887	—	—	181,191,887
Electrical Components & Equipment	17,348,842	—	—	17,348,842

See accompanying notes to financial statements.

162

SPDR Bloomberg Barclays Convertible Securities ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Environmental Control	$16,099,070	$—	$ —	$16,099,070
Hand & Machine Tools	27,100,840	—	—	27,100,840
Health Care Products	111,106,653	—	—	111,106,653
Health Care Services	42,889,840	—	—	42,889,840
Investment Company Security	346,789,728	—	—	346,789,728
Oil & Gas	36,836,948	—	—	36,836,948
Pharmaceuticals	215,064,398	—	—	215,064,398
Pipelines.	45,618,745	—	—	45,618,745
Real Estate Investment Trusts	84,204,127	—	—	84,204,127
Telecommunications	82,656,850	—	—	82,656,850
Short-Term Investments	196,963,315	—	—	196,963,315

TOTAL INVESTMENTS	$1,782,369,291	$2,258,832,710	$—	$4,041,202,001

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	55,766,561	$55,766,561	154,856,975	210,623,536	—	$—	$14,279	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	135,102,048	84,936,742	50,165,306	50,165,306	11,670	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	265,748,831	265,748,831	—	—	46,533	—
State Street Navigator Securities Lending Government Money Market Portfolio*	119,014,875	119,014,875	714,842,835	687,059,701	146,798,009	146,798,009	1,105,358	—

TOTAL		$174,781,436				$196,963,315	$1,177,840	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

163

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.6%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2028	$532,551	$538,812
2.50%, 6/1/2028	267,455	270,464
2.50%, 10/1/2029	94,210	95,192
2.50%, 1/1/2031	316,542	318,509
2.50%, 6/1/2031	1,580,096	1,589,917
2.50%, 10/1/2031	1,585,757	1,595,614
2.50%, 12/1/2031	343,455	345,590
3.00%, 10/1/2026	433,655	446,087
3.00%, 12/1/2026	883,710	909,045
3.00%, 10/1/2028	762,932	784,920
3.00%, 2/1/2029	70,636	72,629
3.00%, 5/1/2029	430,387	442,531
3.00%, 7/1/2029	153,383	157,711
3.00%, 8/1/2029	450,616	463,330
3.00%, 9/1/2029	464,123	477,220
3.00%, 2/1/2032	375,406	385,647
3.00%, 5/1/2035	301,051	305,885
3.00%, 7/1/2035	617,030	626,937
3.00%, 4/1/2036	681,434	691,040
3.00%, 2/1/2043	297,418	298,419
3.00%, 3/1/2043	492,610	494,268
3.00%, 6/1/2043	138,481	138,947
3.00%, 7/1/2043	276,148	277,077
3.00%, 8/1/2043	136,837	137,298
3.00%, 9/1/2043	144,409	144,895
3.00%, 10/1/2043	1,080,119	1,083,752
3.00%, 1/1/2045	278,978	279,100
3.00%, 6/1/2045	191,763	191,847
3.00%, 7/1/2045	228,052	228,152
3.00%, 8/1/2045	262,810	262,925
3.00%, 4/1/2046	825,632	824,459
3.00%, 6/1/2046	362,682	362,167
3.00%, 8/1/2046	368,943	368,419
3.00%, 9/1/2046	1,210,641	1,208,922
3.00%, 10/1/2046	1,105,577	1,104,007
3.00%, 11/1/2046	1,684,751	1,682,358
3.00%, 12/1/2046	2,124,084	2,121,067
3.00%, 1/1/2047	968,309	966,934
3.00%, 2/1/2047	2,489,250	2,486,365
3.50%, 6/1/2019	66,057	68,842
3.50%, 3/1/2021	825,082	859,867
3.50%, 2/1/2026	338,739	353,020
3.50%, 10/1/2026	270,550	281,956
3.50%, 1/1/2029	74,424	77,638
3.50%, 6/1/2029	127,271	132,672
3.50%, 8/1/2029	81,661	85,126
3.50%, 2/1/2030	51,182	53,412
3.50%, 7/1/2035	294,909	306,774
3.50%, 7/1/2042	87,372	90,200
3.50%, 3/1/2043	246,587	254,392
3.50%, 5/1/2043	712,306	734,852
3.50%, 8/1/2043	1,413,023	1,457,747
3.50%, 11/1/2043	134,783	139,049
3.50%, 6/1/2044	294,332	303,058
3.50%, 8/1/2044	132,888	136,827
3.50%, 10/1/2044	111,763	115,076
3.50%, 11/1/2044	228,540	235,314
3.50%, 12/1/2044	530,039	545,752
3.50%, 1/1/2045	120,430	123,798
3.50%, 2/1/2045	508,653	522,880
3.50%, 7/1/2045	421,759	433,555
3.50%, 10/1/2045	490,650	504,374
3.50%, 11/1/2045	360,630	370,717
3.50%, 12/1/2045	683,844	702,971
3.50%, 1/1/2046	708,942	728,784
3.50%, 3/1/2046	838,930	862,411
3.50%, 5/1/2046	816,026	838,866
3.50%, 9/1/2046	1,228,110	1,262,484
3.50%, 12/1/2046	820,278	843,237
3.50%, 2/1/2047	754,448	775,561
3.50%, 4/1/2047	1,618,468	1,663,762
3.50%, 6/1/2047	942,640	969,020
4.00%, 5/1/2021	171,504	179,519
4.00%, 6/1/2035	272,775	289,537
4.00%, 10/1/2040	131,201	138,602
4.00%, 12/1/2041	162,913	172,112
4.00%, 4/1/2042	87,819	92,778
4.00%, 6/1/2042	277,527	293,120
4.00%, 10/1/2043	403,784	426,585
4.00%, 5/1/2044	208,591	219,586
4.00%, 7/1/2044	370,257	389,772
4.00%, 10/1/2044	331,530	349,004
4.00%, 12/1/2044	97,850	103,007
4.00%, 4/1/2045	145,357	152,983
4.00%, 10/1/2045	438,790	461,809
4.00%, 12/1/2045	641,909	675,585
4.00%, 1/1/2046	1,719,481	1,810,419
4.00%, 1/1/2047	739,804	778,930
4.00%, 6/1/2047	567,256	597,409
4.50%, 2/1/2039	133,014	142,631
4.50%, 7/1/2041	296,702	319,193
4.50%, 9/1/2041	86,832	93,415
4.50%, 10/1/2041	655,548	705,465
4.50%, 10/1/2043	201,178	215,795
4.50%, 3/1/2044	432,333	463,210
4.50%, 7/1/2044	1,172,575	1,256,319
4.50%, 9/1/2044	540,325	578,915
4.50%, 7/1/2045	725,617	780,870
4.50%, 8/1/2045	101,052	108,413
5.00%, 9/1/2031	224,453	243,648
5.00%, 9/1/2038	60,368	65,729
5.00%, 12/1/2038	262,517	287,509
5.00%, 1/1/2039	143,640	156,395
5.00%, 9/1/2039	132,466	144,228
5.00%, 12/1/2041	202,224	219,833
5.50%, 1/1/2028	28,894	31,833
5.50%, 9/1/2035	4,067	4,495
5.50%, 6/1/2036	30,086	33,247
5.50%, 12/1/2036	33,872	37,430
5.50%, 7/1/2037	390,662	431,697
5.50%, 4/1/2038	237,803	262,996
5.50%, 5/1/2038	4,286	4,741
5.50%, 8/1/2038	457,820	505,910
6.00%, 7/1/2040	840,155	939,364

See accompanying notes to financial statements.

164

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
TBA, 3.00%, 7/1/2047	$250,000	$249,502
TBA, 3.50%, 7/1/2047	1,250,000	1,284,033
TBA, 4.00%, 7/1/2047	2,625,000	2,760,352
Federal National Mortgage Association:
2.00%, 11/1/2031	270,947	265,641
2.50%, 7/1/2028	721,573	729,458
2.50%, 8/1/2028	359,182	363,107
2.50%, 10/1/2028	169,019	170,866
2.50%, 3/1/2029	572,403	578,659
2.50%, 2/1/2030	134,352	135,492
2.50%, 5/1/2030	175,651	177,141
2.50%, 7/1/2030	151,241	152,524
2.50%, 2/1/2031	848,292	853,162
2.50%, 10/1/2031	1,787,610	1,797,874
2.50%, 11/1/2031	1,420,254	1,428,408
2.50%, 12/1/2031	630,866	634,488
3.00%, 12/1/2026	105,018	107,988
3.00%, 3/1/2027	938,823	965,442
3.00%, 8/1/2027	840,732	864,504
3.00%, 10/1/2028	151,334	155,600
3.00%, 11/1/2028	219,126	225,303
3.00%, 6/1/2029	121,292	124,649
3.00%, 7/1/2029	222,829	228,996
3.00%, 8/1/2029	277,414	285,092
3.00%, 9/1/2029	107,144	110,110
3.00%, 4/1/2030	329,186	338,061
3.00%, 5/1/2030	890,727	915,982
3.00%, 6/1/2030	162,941	167,333
3.00%, 9/1/2030	122,410	125,710
3.00%, 11/1/2030	458,645	471,009
3.00%, 12/1/2030	157,320	161,561
3.00%, 4/1/2031	231,080	237,250
3.00%, 1/1/2035	249,038	253,463
3.00%, 2/1/2035	348,408	354,155
3.00%, 2/1/2036	322,676	327,460
3.00%, 10/1/2036	627,930	637,240
3.00%, 11/1/2036	1,168,016	1,185,333
3.00%, 4/1/2043	1,034,824	1,039,035
3.00%, 5/1/2043	631,628	634,198
3.00%, 6/1/2043	452,631	454,473
3.00%, 7/1/2043	717,482	720,402
3.00%, 8/1/2043	1,100,478	1,104,955
3.00%, 9/1/2043	228,802	229,733
3.00%, 1/1/2044	105,381	105,810
3.00%, 12/1/2044	289,242	289,704
3.00%, 4/1/2045	656,613	657,327
3.00%, 9/1/2045	262,628	262,914
3.00%, 11/1/2045	1,435,745	1,437,306
3.00%, 12/1/2045	321,118	321,467
3.00%, 5/1/2046	351,608	351,363
3.00%, 7/1/2046	1,546,523	1,545,446
3.00%, 8/1/2046	1,213,889	1,213,044
3.00%, 9/1/2046	1,288,487	1,287,590
3.00%, 10/1/2046	3,060,877	3,058,745
3.00%, 11/1/2046	551,933	551,548
3.00%, 12/1/2046	4,077,376	4,074,535
3.00%, 1/1/2047	2,551,015	2,549,238
3.50%, 10/1/2025	217,895	226,880
3.50%, 11/1/2025	254,139	264,618
3.50%, 1/1/2026	269,376	280,483
3.50%, 1/1/2027	187,746	195,487
3.50%, 1/1/2029	166,640	173,656
3.50%, 5/1/2029	263,820	274,752
3.50%, 10/1/2029	79,005	82,278
3.50%, 12/1/2030	630,501	657,243
3.50%, 2/1/2031	933,612	972,186
3.50%, 6/1/2034	427,573	445,502
3.50%, 7/1/2034	483,955	504,249
3.50%, 2/1/2037	1,194,675	1,238,825
3.50%, 12/1/2040	352,439	364,010
3.50%, 1/1/2041	338,688	349,808
3.50%, 5/1/2042	691,136	713,292
3.50%, 6/1/2042	543,998	561,437
3.50%, 1/1/2043	174,636	180,235
3.50%, 5/1/2043	402,090	414,692
3.50%, 6/1/2043	964,881	995,121
3.50%, 1/1/2044	190,883	196,865
3.50%, 9/1/2044	554,822	571,064
3.50%, 10/1/2044	112,764	116,065
3.50%, 1/1/2045	687,852	707,812
3.50%, 2/1/2045	1,356,531	1,397,840
3.50%, 4/1/2045	267,114	274,520
3.50%, 5/1/2045	165,552	170,142
3.50%, 8/1/2045	465,337	478,238
3.50%, 9/1/2045	1,517,516	1,566,160
3.50%, 11/1/2045	978,527	1,005,656
3.50%, 12/1/2045	1,751,721	1,800,287
3.50%, 2/1/2046	2,634,968	2,708,001
3.50%, 3/1/2046	1,049,049	1,078,125
3.50%, 4/1/2046	2,985,376	3,068,122
3.50%, 6/1/2046	1,232,989	1,267,164
3.50%, 2/1/2047	1,005,558	1,033,476
3.50%, 4/1/2047	761,567	782,711
3.50%, 5/1/2047	762,918	784,099
3.50%, 6/1/2047	767,686	789,001
4.00%, 5/1/2020	3,362	3,480
4.00%, 7/1/2021	46,509	48,504
4.00%, 8/1/2026	99,229	103,985
4.00%, 1/1/2034	333,201	353,522
4.00%, 10/1/2040	382,587	404,005
4.00%, 12/1/2040	303,183	320,156
4.00%, 1/1/2041	1,496,219	1,579,980
4.00%, 2/1/2041	431,990	456,174
4.00%, 10/1/2041	121,909	128,743
4.00%, 12/1/2041	166,257	175,577
4.00%, 4/1/2042	542,375	572,584
4.00%, 10/1/2043	3,094,294	3,265,850
4.00%, 12/1/2043	207,286	218,359
4.00%, 2/1/2044	200,218	210,700
4.00%, 6/1/2044	161,212	169,652
4.00%, 7/1/2044	514,804	541,754
4.00%, 9/1/2044	108,919	114,621
4.00%, 10/1/2044	143,340	150,844
4.00%, 12/1/2044	208,391	219,301
4.00%, 1/1/2045	75,232	79,167
4.00%, 3/1/2045	142,315	149,758

See accompanying notes to financial statements.

165

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
4.00%, 5/1/2045	$522,982	$550,335
4.00%, 7/1/2045	218,161	229,571
4.00%, 9/1/2045	973,981	1,024,921
4.00%, 12/1/2045	1,449,777	1,525,603
4.00%, 3/1/2046	260,501	274,224
4.00%, 4/1/2046	948,852	998,838
4.00%, 7/1/2046	1,062,531	1,118,505
4.00%, 11/1/2046	982,617	1,034,381
4.00%, 7/1/2047	475,000	500,028
4.50%, 9/1/2018	23,636	23,897
4.50%, 4/1/2019	33,723	34,534
4.50%, 11/1/2024	48,112	50,757
4.50%, 4/1/2031	98,572	105,885
4.50%, 5/1/2041	262,860	283,212
4.50%, 9/1/2041	159,816	172,133
4.50%, 1/1/2042	302,430	325,739
4.50%, 9/1/2043	661,180	712,008
4.50%, 10/1/2043	257,878	277,004
4.50%, 12/1/2043	359,863	386,552
4.50%, 3/1/2044	78,951	84,713
4.50%, 4/1/2044	75,484	80,994
4.50%, 5/1/2044	833,287	894,463
4.50%, 6/1/2044	557,577	598,276
4.50%, 10/1/2044	386,625	414,845
4.50%, 7/1/2047	1,400,000	1,501,828
5.00%, 2/1/2019	33,245	34,107
5.00%, 3/1/2019	22,966	23,518
5.00%, 6/1/2039	645,916	707,220
5.00%, 6/1/2040	415,593	454,670
5.00%, 7/1/2040	207,260	226,748
5.00%, 9/1/2040	196,605	215,090
5.00%, 12/1/2040	467,616	511,584
5.00%, 2/1/2041	152,822	167,192
5.00%, 7/1/2041	597,468	656,933
5.00%, 9/1/2041	674,820	739,879
5.00%, 3/1/2042	351,369	384,407
5.00%, 7/1/2044	130,263	143,053
5.00%, 1/1/2045	142,188	156,149
5.50%, 1/1/2035	501,819	557,368
5.50%, 4/1/2036	265,285	294,879
5.50%, 11/1/2038	113,053	125,761
5.50%, 12/1/2038	49,263	54,760
5.50%, 12/1/2039	105,701	117,582
5.50%, 7/1/2041	232,634	258,572
5.50%, 5/1/2044	1,458,303	1,623,590
6.00%, 1/1/2037	60,291	67,332
6.00%, 9/1/2037	78,075	87,192
6.00%, 9/1/2039	59,706	66,792
6.00%, 6/1/2040	142,109	158,704
6.00%, 10/1/2040	183,282	205,036
TBA, 3.00%, 7/1/2032	530,000	543,995
TBA, 3.00%, 7/1/2047	300,000	299,648
TBA, 3.50%, 7/1/2047	1,000,000	1,026,953
TBA, 4.00%, 7/1/2047	425,000	446,748
Government National Mortgage Association:
2.50%, 1/20/2043	107,998	106,000
3.00%, 5/20/2032	725,557	747,888
3.00%, 5/15/2042	163,070	165,722
3.00%, 8/20/2042	439,140	445,959
3.00%, 12/20/2042	438,898	445,713
3.00%, 1/20/2043	1,395,182	1,416,848
3.00%, 3/20/2043	526,842	534,745
3.00%, 4/20/2043	324,293	329,157
3.00%, 8/20/2043	371,547	377,120
3.00%, 12/20/2044	195,281	197,685
3.00%, 2/15/2045	211,776	214,469
3.00%, 3/15/2045	170,708	172,879
3.00%, 3/20/2045	105,063	106,304
3.00%, 4/20/2045	317,558	321,307
3.00%, 6/20/2045	134,392	135,979
3.00%, 7/20/2045	695,946	704,162
3.00%, 8/20/2045	155,054	156,884
3.00%, 12/20/2045	121,123	122,553
3.00%, 4/20/2046	332,121	335,865
3.00%, 5/20/2046	544,598	550,738
3.00%, 7/20/2046	387,329	391,696
3.00%, 8/20/2046	797,495	806,486
3.00%, 9/20/2046	2,891,818	2,924,419
3.00%, 10/20/2046	1,451,677	1,468,043
3.00%, 11/20/2046	1,905,119	1,926,597
3.00%, 12/20/2046	1,253,968	1,268,105
3.00%, 1/20/2047	1,780,318	1,800,457
3.00%, 2/20/2047	759,283	767,872
3.00%, 5/20/2047	1,091,590	1,103,938
3.00%, 6/20/2047	230,000	232,602
3.50%, 2/15/2042	316,808	329,705
3.50%, 4/15/2042	138,889	144,543
3.50%, 6/20/2042	797,292	830,194
3.50%, 10/20/2042	581,052	605,030
3.50%, 11/20/2042	87,285	90,887
3.50%, 2/20/2043	313,088	325,553
3.50%, 3/20/2043	329,910	343,377
3.50%, 4/20/2043	256,704	267,297
3.50%, 5/20/2043	322,974	335,833
3.50%, 7/20/2043	781,798	812,923
3.50%, 9/20/2043	403,361	419,420
3.50%, 1/20/2044	370,314	385,057
3.50%, 3/20/2044	247,421	256,817
3.50%, 4/20/2044	354,027	367,471
3.50%, 5/20/2044	371,894	386,016
3.50%, 7/20/2044	192,882	200,207
3.50%, 8/20/2044	275,399	285,857
3.50%, 10/20/2044	118,474	122,972
3.50%, 12/20/2044	80,001	83,038
3.50%, 2/20/2045	80,255	83,231
3.50%, 3/20/2045	104,848	108,737
3.50%, 4/20/2045	342,879	355,596
3.50%, 5/20/2045	354,470	367,616
3.50%, 6/20/2045	182,977	189,763
3.50%, 7/20/2045	1,544,504	1,601,785
3.50%, 9/20/2045	467,007	484,326
3.50%, 10/20/2045	528,060	547,644
3.50%, 12/20/2045	112,023	116,178
3.50%, 4/20/2046	485,643	503,440
3.50%, 5/20/2046	863,844	895,500
3.50%, 6/20/2046	1,468,335	1,522,144
3.50%, 7/20/2046	2,215,178	2,296,356

See accompanying notes to financial statements.

166

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
3.50%, 8/20/2046	$1,606,552	$1,665,426
3.50%, 9/20/2046	1,772,462	1,837,416
3.50%, 10/20/2046	535,171	554,783
3.50%, 1/20/2047	383,436	397,487
3.50%, 3/20/2047	763,333	791,478
3.50%, 5/20/2047	1,431,907	1,484,703
3.50%, 6/20/2047	770,000	798,391
4.00%, 2/15/2040	21,124	22,277
4.00%, 4/15/2040	178,297	188,028
4.00%, 11/20/2041	166,013	176,155
4.00%, 2/20/2042	183,950	195,171
4.00%, 5/20/2042	162,635	172,556
4.00%, 8/20/2042	73,771	78,272
4.00%, 8/20/2043	199,881	211,795
4.00%, 3/20/2044	223,273	236,119
4.00%, 6/20/2044	298,801	315,993
4.00%, 7/15/2044	248,784	262,682
4.00%, 7/20/2044	226,001	239,004
4.00%, 8/20/2044	92,100	97,399
4.00%, 12/20/2044	110,823	117,199
4.00%, 1/20/2045	198,532	209,955
4.00%, 2/20/2045	155,529	164,478
4.00%, 5/15/2045	133,223	140,227
4.00%, 6/15/2045	172,448	181,513
4.00%, 8/20/2045	165,766	174,719
4.00%, 9/20/2045	613,721	646,867
4.00%, 10/20/2045	317,659	334,815
4.00%, 11/20/2045	832,283	877,233
4.00%, 1/20/2046	198,889	209,630
4.00%, 2/20/2046	1,875,169	1,976,444
4.00%, 4/20/2046	667,682	703,508
4.00%, 5/20/2046	1,946,027	2,050,446
4.50%, 6/15/2039	48,439	52,217
4.50%, 4/15/2040	182,283	196,570
4.50%, 6/15/2040	158,670	171,106
4.50%, 9/20/2040	165,518	177,320
4.50%, 3/15/2041	93,687	101,030
4.50%, 6/15/2041	51,170	55,212
4.50%, 7/15/2041	78,990	85,229
4.50%, 7/20/2041	310,961	333,225
4.50%, 10/20/2043	74,727	79,742
4.50%, 12/20/2043	192,673	205,602
4.50%, 1/20/2044	152,061	162,264
4.50%, 4/20/2044	220,202	234,978
4.50%, 5/20/2045	133,980	142,610
4.50%, 10/20/2045	191,351	203,676
4.50%, 6/20/2046	448,594	477,489
4.50%, 7/20/2046	242,272	257,877
4.50%, 12/20/2046	563,231	599,510
4.50%, 7/1/2047	1,640,000	1,742,884
5.00%, 12/15/2038	56,666	61,989
5.00%, 5/15/2039	60,382	66,053
5.00%, 11/20/2042	278,083	302,482
5.00%, 3/20/2043	55,535	60,210
5.00%, 4/20/2043	127,862	138,627
5.00%, 5/20/2043	54,031	58,783
5.00%, 8/20/2043	211,938	229,478
5.00%, 5/20/2044	120,976	130,988
5.00%, 6/20/2044	73,674	79,772
5.00%, 7/20/2044	191,964	207,997
5.00%, 12/20/2045	922,529	999,580
5.50%, 9/15/2035	163,304	181,138
5.50%, 7/15/2038	24,146	26,750
5.50%, 3/15/2039	132,074	145,908
6.00%, 8/15/2040	50,244	56,928
6.00%, 9/15/2040	89,783	101,164
6.00%, 1/20/2046	318,845	359,171
TBA, 3.00%, 7/1/2047	220,000	222,320
TBA, 3.50%, 7/1/2047	1,075,000	1,113,465
TBA, 4.00%, 7/1/2047	1,150,000	1,209,926

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $227,163,727)		224,889,941

	Shares
SHORT-TERM INVESTMENT — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (a) (b) (Cost $12,941,935)	12,941,935	$12,941,935

TOTAL INVESTMENTS — 105.3% (Cost $240,105,662)		237,831,876
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(11,898,777)

NET ASSETS — 100.0%		$225,933,099

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.

See accompanying notes to financial statements.

167

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$224,889,941	$—	$224,889,941
Short-Term Investment	12,941,935	—	—	12,941,935

TOTAL INVESTMENTS	$12,941,935	$224,889,941	$—	$237,831,876

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	37,635,331	$37,635,331	42,298,894	79,934,225	—	$—	$38,520	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	39,831,711	26,889,776	12,941,935	12,941,935	23,903	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	214,231,746	214,231,746	—	—	102,965	—

TOTAL		$37,635,331				$12,941,935	$165,388	$—

See accompanying notes to financial statements.

168

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.0%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 3.75%, 2/15/2023	$125,000	$129,669
Omnicom Group, Inc.:
3.60%, 4/15/2026	100,000	100,700
4.45%, 8/15/2020	185,000	196,903
WPP Finance 2010 3.75%, 9/19/2024	150,000	154,195

		581,467

AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
1.65%, 10/30/2020	150,000	148,489
2.13%, 3/1/2022	100,000	99,721
2.80%, 3/1/2027 (a)	100,000	98,879
3.65%, 3/1/2047	100,000	99,891
6.13%, 2/15/2033	15,000	19,594
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	130,000	136,093
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	48,165
2.13%, 8/15/2026	50,000	46,890
2.25%, 11/15/2022	134,000	132,925
Harris Corp.:
2.70%, 4/27/2020	35,000	35,347
5.05%, 4/27/2045	105,000	118,113
L3 Technologies, Inc.:
4.95%, 2/15/2021	121,000	129,857
5.20%, 10/15/2019	135,000	144,076
Lockheed Martin Corp.:
2.50%, 11/23/2020	104,000	105,430
3.35%, 9/15/2021	65,000	67,573
3.55%, 1/15/2026	300,000	310,788
3.60%, 3/1/2035	25,000	24,673
4.07%, 12/15/2042	125,000	128,231
4.25%, 11/15/2019	100,000	105,254
Northrop Grumman Corp.:
3.20%, 2/1/2027	50,000	50,401
3.25%, 8/1/2023	200,000	206,574
3.85%, 4/15/2045	150,000	148,417
4.75%, 6/1/2043	100,000	112,577
5.05%, 11/15/2040	20,000	23,121
Raytheon Co.:
2.50%, 12/15/2022	147,000	147,603
4.20%, 12/15/2044	20,000	21,420
4.40%, 2/15/2020	10,000	10,631
Rockwell Collins, Inc.:
3.50%, 3/15/2027	71,000	72,017
3.70%, 12/15/2023	100,000	104,066
4.80%, 12/15/2043	100,000	110,555
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	25,000	25,160
Textron, Inc. 4.00%, 3/15/2026	50,000	51,684
United Technologies Corp.:
1.50%, 11/1/2019	100,000	99,402
1.95%, 11/1/2021	100,000	98,612
2.30%, 5/4/2022	100,000	99,713
2.65%, 11/1/2026	55,000	53,435
3.75%, 11/1/2046	50,000	48,956
4.15%, 5/15/2045	100,000	103,974
4.50%, 4/15/2020	161,000	172,125
4.50%, 6/1/2042	187,000	204,096
5.70%, 4/15/2040	60,000	75,424
6.05%, 6/1/2036	100,000	128,798

		4,168,750

AGRICULTURE — 0.2%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	152,214
2.85%, 8/9/2022	100,000	101,441
2.95%, 5/2/2023	100,000	101,185
4.00%, 1/31/2024	136,000	144,975
4.75%, 5/5/2021	60,000	65,416
5.38%, 1/31/2044	175,000	210,368
9.70%, 11/10/2018	68,000	75,039
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	100,000	95,698
4.54%, 3/26/2042	200,000	220,680
Bunge, Ltd. Finance Corp.:
3.25%, 8/15/2026	20,000	19,150
3.50%, 11/24/2020	75,000	76,842
Philip Morris International, Inc.:
1.38%, 2/25/2019	30,000	29,801
1.88%, 2/25/2021	181,000	178,960
2.13%, 5/10/2023	75,000	72,637
2.63%, 2/18/2022	50,000	50,358
2.75%, 2/25/2026 (a)	50,000	48,832
2.90%, 11/15/2021	300,000	306,798
3.38%, 8/11/2025	50,000	51,246
4.13%, 3/4/2043	100,000	101,043
4.25%, 11/10/2044	245,000	252,465
4.50%, 3/26/2020	18,000	19,187
Reynolds American, Inc. 3.25%, 6/12/2020	100,000	102,952

		2,477,287

AIRLINES — 0.1%
American Airlines 2013-2 Class A Pass Through Trust 4.95%, 7/15/2024	133,206	141,473
American Airlines 2014-1 Class A Pass Through Trust Series A, 3.70%, 4/1/2028	85,783	87,870
American Airlines 2015-2 Pass Through Trust, Class AA 3.60%, 3/22/2029	95,266	96,811
American Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.58%, 7/15/2029	48,735	49,598
American Airlines 2016-2 Pass Through Trust, Class AA Series AA, 3.20%, 12/15/2029	24,350	24,151
American Airlines 2016-3 Pass Through Trust, Class AA 3.00%, 4/15/2030	60,000	57,795
Continental Airlines 2012-1 Class A Pass Through Trust Series A, 4.15%, 10/11/2025	80,313	84,012

See accompanying notes to financial statements.

169

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Continental Airlines 2012-2 Class A Pass Through Trust Series 2-A, 4.00%, 4/29/2026	$16,446	$17,186
Southwest Airlines Co.:
2.65%, 11/5/2020	95,000	96,188
2.75%, 11/6/2019	50,000	50,772
United Airlines 2013-1 Pass Through Trust, Class A Series A, 4.30%, 2/15/2027	87,724	92,780
United Airlines 2015-1 Pass Through Trust, Class AA 3.45%, 6/1/2029	166,539	168,792
United Airlines 2016-1 Pass Through Trust, Class A Series A, 3.45%, 1/7/2030	30,000	30,452
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	50,000	49,564
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	73,826	78,935

		1,126,379

APPAREL — 0.0% (b)
NIKE, Inc.:
2.25%, 5/1/2023	50,000	49,389
3.38%, 11/1/2046	50,000	45,971
3.88%, 11/1/2045	50,000	50,333

		145,693

AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
1.50%, 11/19/2018	100,000	99,679
Series GMTN, 1.70%, 9/9/2021	150,000	146,823
Series MTN, 1.20%, 7/12/2019	50,000	49,468
Series MTN, 1.60%, 7/13/2018	50,000	50,008
Series MTN, 1.70%, 2/22/2019	25,000	24,993
Series MTN, 2.00%, 2/14/2020	100,000	100,234
Series MTN, 2.90%, 2/16/2024	100,000	101,286
Ford Motor Co.:
5.29%, 12/8/2046	150,000	153,847
7.45%, 7/16/2031	245,000	308,960
Ford Motor Credit Co. LLC:
2.43%, 6/12/2020	200,000	200,008
2.55%, 10/5/2018	170,000	171,074
2.68%, 1/9/2020	170,000	171,166
3.10%, 5/4/2023	270,000	266,541
3.16%, 8/4/2020	170,000	173,306
3.34%, 3/18/2021	170,000	173,359
3.66%, 9/8/2024	100,000	99,918
4.38%, 8/6/2023	20,000	21,031
5.88%, 8/2/2021	220,000	244,761
Series MTN, 2.94%, 1/8/2019	100,000	101,248
General Motors Co.:
4.88%, 10/2/2023	200,000	214,676
6.25%, 10/2/2043	86,000	95,862
6.60%, 4/1/2036	185,000	216,487
6.75%, 4/1/2046	25,000	29,591
General Motors Financial Co., Inc.:
2.35%, 10/4/2019	100,000	99,967
2.65%, 4/13/2020	85,000	85,393
3.10%, 1/15/2019	50,000	50,689
3.45%, 1/14/2022	200,000	203,076
3.70%, 11/24/2020	50,000	51,668
3.70%, 5/9/2023	170,000	172,703
3.95%, 4/13/2024	100,000	101,371
4.00%, 1/15/2025	250,000	251,430
4.00%, 10/6/2026	100,000	99,390
4.20%, 3/1/2021	50,000	52,380
4.30%, 7/13/2025	100,000	102,140
4.35%, 1/17/2027	145,000	146,778
PACCAR Financial Corp.:
Series MTN, 1.30%, 5/10/2019	116,000	115,030
Series MTN, 1.95%, 2/27/2020	60,000	59,999
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	100,009
Series GMTN, 1.55%, 7/13/2018	50,000	49,987
Series GMTN, 1.90%, 4/8/2021	100,000	98,993
Series GMTN, 2.80%, 7/13/2022	50,000	50,813
Series MTN, 1.55%, 10/18/2019	100,000	99,455
Series MTN, 1.70%, 1/9/2019	100,000	100,032
Series MTN, 2.15%, 3/12/2020	100,000	100,551
Series MTN, 2.25%, 10/18/2023	100,000	97,728
Series MTN, 2.60%, 1/11/2022	100,000	101,037
Series MTN, 2.63%, 1/10/2023	100,000	100,435
Series MTN, 2.75%, 5/17/2021	100,000	101,826
Series MTN, 3.20%, 1/11/2027	100,000	101,339
Series MTN, 3.30%, 1/12/2022	81,000	84,078

		5,992,623

AUTO PARTS & EQUIPMENT — 0.0% (b)
Delphi Automotive PLC:
3.15%, 11/19/2020	50,000	51,029
4.25%, 1/15/2026	50,000	52,955
4.40%, 10/1/2046	100,000	100,215
Delphi Corp. 4.15%, 3/15/2024	40,000	42,030
Lear Corp. 5.25%, 1/15/2025	100,000	105,404
Magna International, Inc. 3.63%, 6/15/2024	100,000	102,694

		454,327

BANKS — 5.8%
Australia & New Zealand Banking Group, Ltd. 2.55%, 11/23/2021	300,000	300,342
Banco Santander SA 4.25%, 4/11/2027	200,000	207,784
Bancolombia SA 5.95%, 6/3/2021	100,000	110,210
Bank of America Corp.:
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	50,000	50,137
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	150,000	151,382
4.10%, 7/24/2023	405,000	427,927
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	100,000	103,953
5.49%, 3/15/2019	100,000	105,176
5.88%, 1/5/2021	70,000	77,827
6.22%, 9/15/2026	100,000	116,054
Series GMTN, 2.63%, 4/19/2021	250,000	251,002
Series GMTN, 3.30%, 1/11/2023	350,000	356,867

See accompanying notes to financial statements.

170

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series GMTN, 3.50%, 4/19/2026	$100,000	$100,344
Series L, 2.60%, 1/15/2019	254,000	256,314
Series L, 3.95%, 4/21/2025	150,000	152,006
Series L, 4.75%, 4/21/2045 (a)	40,000	42,666
Series MTN, 2.50%, 10/21/2022	250,000	246,553
Series MTN, 3.25%, 10/21/2027	250,000	242,075
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	100,000	101,812
Series MTN, 3.88%, 8/1/2025	292,000	301,566
Series MTN, 4.20%, 8/26/2024	250,000	259,535
Series MTN, 4.25%, 10/22/2026	107,000	110,129
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	159,076
Series MTN, 4.45%, 3/3/2026	55,000	57,314
Series MTN, 4.88%, 4/1/2044	100,000	111,796
Series MTN, 5.00%, 5/13/2021	120,000	130,912
Series MTN, 5.88%, 2/7/2042	29,000	36,359
Bank of America NA Series BKNT, 2.05%, 12/7/2018	250,000	251,080
Bank of Montreal:
Series MTN, 1.35%, 8/28/2018	100,000	99,593
Series MTN, 1.50%, 7/18/2019	185,000	183,296
Series MTN, 1.90%, 8/27/2021	100,000	98,127
Series MTN, 2.10%, 12/12/2019	65,000	65,121
Series MTN, 2.10%, 6/15/2020	100,000	100,134
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	125,000	130,509
Series G, 2.15%, 2/24/2020	100,000	100,522
Series G, 2.20%, 5/15/2019	100,000	100,698
Series MTN, 2.05%, 5/3/2021	100,000	99,076
Series MTN, 2.10%, 1/15/2019	50,000	50,240
Series MTN, 2.20%, 8/16/2023	50,000	48,480
Series MTN, 2.30%, 9/11/2019	150,000	151,456
Series MTN, 2.45%, 11/27/2020	100,000	100,826
Series MTN, 2.45%, 8/17/2026	100,000	95,066
Series MTN, 2.50%, 4/15/2021	60,000	60,487
Series MTN, 2.60%, 8/17/2020	100,000	101,456
Series MTN, 2.80%, 5/4/2026	50,000	48,850
Series MTN, 3.00%, 10/30/2028	55,000	53,093
Series MTN, 3.25%, 9/11/2024	170,000	173,420
Series MTN, 3.95%, 11/18/2025	50,000	53,186
Bank of Nova Scotia:
1.65%, 6/14/2019	200,000	198,802
1.85%, 4/14/2020	211,000	209,873
2.05%, 10/30/2018	200,000	200,808
2.70%, 3/7/2022	100,000	100,603
2.80%, 7/21/2021	150,000	152,268
Series BKNT, 2.05%, 6/5/2019	100,000	100,199
Series BKNT, 2.45%, 3/22/2021	100,000	100,345
Barclays PLC:
3.25%, 1/12/2021	370,000	376,009
3.65%, 3/16/2025	154,000	153,407
3.68%, 1/10/2023	170,000	174,326
4.34%, 1/10/2028	170,000	174,998
4.84%, 5/9/2028	200,000	204,804
4.95%, 1/10/2047	170,000	182,544
5.20%, 5/12/2026	70,000	73,596
5.25%, 8/17/2045	70,000	78,431
BB&T Corp.:
Series MTN, 2.63%, 6/29/2020	80,000	81,303
Series MTN, 2.75%, 4/1/2022	150,000	151,972
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	200,000	218,530
Series MTN, 2.70%, 8/20/2018	100,000	101,161
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
Series MTN, 3.25%, 3/3/2023	100,000	102,966
BPCE SA:
4.00%, 4/15/2024	250,000	264,498
Series BKNT, 2.65%, 2/3/2021	250,000	251,373
Series MTN, 2.75%, 12/2/2021	100,000	100,586
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	250,875
3.63%, 9/16/2025	50,000	51,825
3.80%, 10/30/2026	100,000	104,621
Canadian Imperial Bank of Commerce:
1.60%, 9/6/2019	150,000	148,686
2.55%, 6/16/2022	100,000	99,869
Capital One Financial Corp.:
2.45%, 4/24/2019	25,000	25,141
2.50%, 5/12/2020	97,000	97,422
3.20%, 2/5/2025	100,000	97,934
4.20%, 10/29/2025	100,000	100,817
Capital One NA/Mclean:
2.35%, 1/31/2020	250,000	250,177
2.40%, 9/5/2019	250,000	250,612
Citibank NA 2.00%, 3/20/2019	250,000	250,883
Citigroup, Inc.:
2.05%, 12/7/2018	300,000	300,414
2.05%, 6/7/2019	100,000	100,050
2.15%, 7/30/2018	120,000	120,398
2.45%, 1/10/2020	300,000	301,752
2.50%, 7/29/2019	50,000	50,423
2.55%, 4/8/2019	125,000	126,171
2.65%, 10/26/2020	100,000	100,939
2.70%, 3/30/2021	50,000	50,322
2.75%, 4/25/2022	100,000	100,001
2.90%, 12/8/2021	500,000	504,490
3.20%, 10/21/2026	200,000	194,552
3.38%, 3/1/2023	100,000	102,215
3.40%, 5/1/2026	200,000	197,922
3.70%, 1/12/2026	200,000	202,716
3.75%, 6/16/2024	150,000	154,941
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	200,000	203,776
4.13%, 7/25/2028	140,000	142,030
3 month USD LIBOR + 1.839%, 4.28%, 4/24/2048 (c)	50,000	51,465
4.45%, 9/29/2027	100,000	103,928
4.75%, 5/18/2046	150,000	157,299
5.88%, 1/30/2042	150,000	188,647
6.00%, 10/31/2033	100,000	119,329
6.63%, 6/15/2032	100,000	125,199
8.13%, 7/15/2039	175,000	267,540
Citizens Bank NA/Providence:
2.65%, 5/26/2022	250,000	248,757

See accompanying notes to financial statements.

171

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series MTN, 2.45%, 12/4/2019	$100,000	$100,624
Series MTN, 2.55%, 5/13/2021	250,000	250,042
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	52,190
Comerica, Inc. 2.13%, 5/23/2019	100,000	99,915
Commonwealth Bank of Australia 2.50%, 9/20/2018	425,000	428,523
Compass Bank Series BKNT, 2.88%, 6/29/2022	250,000	249,380
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	250,000	250,560
3.88%, 2/8/2022	208,000	220,765
4.50%, 1/11/2021	100,000	107,514
4.63%, 12/1/2023	200,000	215,584
Series BKTN, 1.38%, 8/9/2019	250,000	247,252
Series MTN, 5.25%, 5/24/2041	250,000	305,030
Credit Suisse AG:
5.30%, 8/13/2019	50,000	53,384
5.40%, 1/14/2020	142,000	152,230
Series GMTN, 2.30%, 5/28/2019	250,000	251,608
Series MTN, 3.63%, 9/9/2024	100,000	103,113
Series MTN, 4.38%, 8/5/2020	10,000	10,609
Credit Suisse Group Funding Guernsey, Ltd.:
3.13%, 12/10/2020	250,000	254,517
3.45%, 4/16/2021	250,000	256,543
4.88%, 5/15/2045	255,000	280,520
Deutsche Bank AG:
2.50%, 2/13/2019	250,000	250,905
2.95%, 8/20/2020 (a)	120,000	120,650
Series GMTN, 3.13%, 1/13/2021	100,000	100,543
Discover Bank:
3.45%, 7/27/2026	50,000	48,509
4.20%, 8/8/2023	125,000	131,359
Series BKNT, 3.10%, 6/4/2020	50,000	50,944
Series BKNT, 3.20%, 8/9/2021	200,000	203,812
Fifth Third Bancorp:
2.88%, 7/27/2020	50,000	50,914
4.30%, 1/16/2024	100,000	105,193
8.25%, 3/1/2038	100,000	148,451
Fifth Third Bank Series MTN, 2.15%, 8/20/2018	350,000	351,519
First Republic Bank 4.63%, 2/13/2047	250,000	256,437
Goldman Sachs Capital I 6.35%, 2/15/2034	150,000	184,914
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	15,000	14,995
2.30%, 12/13/2019	465,000	466,321
2.35%, 11/15/2021	210,000	207,196
2.55%, 10/23/2019	97,000	97,961
2.60%, 4/23/2020	226,000	228,009
2.60%, 12/27/2020	550,000	553,762
2.63%, 1/31/2019	170,000	171,644
2.63%, 4/25/2021	30,000	30,065
2.88%, 2/25/2021	150,000	151,640
2.90%, 7/19/2018	65,000	65,699
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	200,000	200,126
3.00%, 4/26/2022	205,000	206,556
3.50%, 1/23/2025	50,000	50,536
3.50%, 11/16/2026	135,000	134,028
3.63%, 1/22/2023	25,000	25,794
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	135,000	135,872
3.75%, 5/22/2025	100,000	102,196
3.75%, 2/25/2026	85,000	86,483
4.75%, 10/21/2045	50,000	55,396
5.15%, 5/22/2045	55,000	60,978
5.25%, 7/27/2021	43,000	47,158
5.75%, 1/24/2022	170,000	191,374
5.95%, 1/15/2027	333,000	387,895
6.75%, 10/1/2037	545,000	707,421
Series GMTN, 7.50%, 2/15/2019	285,000	309,282
Series MTN, 4.80%, 7/8/2044	170,000	188,661
HSBC Holdings PLC:
2.95%, 5/25/2021	300,000	303,672
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	200,000	204,026
3.40%, 3/8/2021	200,000	205,432
3.60%, 5/25/2023	100,000	103,216
3.90%, 5/25/2026	200,000	206,362
4.00%, 3/30/2022	300,000	316,101
4.30%, 3/8/2026	200,000	212,282
4.38%, 11/23/2026	200,000	207,368
5.10%, 4/5/2021	285,000	309,712
5.25%, 3/14/2044	100,000	113,914
6.10%, 1/14/2042	35,000	45,814
6.50%, 5/2/2036	150,000	191,857
6.50%, 9/15/2037	150,000	193,896
6.80%, 6/1/2038	100,000	133,457
HSBC USA, Inc.:
2.00%, 8/7/2018	150,000	150,342
2.25%, 6/23/2019	120,000	120,588
2.35%, 3/5/2020	100,000	100,589
Huntington Bancshares, Inc. 3.15%, 3/14/2021	250,000	255,110
Huntington National Bank 2.88%, 8/20/2020	150,000	152,472
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	250,000	245,900
Series MTN, 2.16%, 11/13/2018	250,000	249,538
International Finance Corp. 1.75%, 9/16/2019	450,000	451,903
JPMorgan Chase & Co.:
1.85%, 3/22/2019	200,000	199,818
2.20%, 10/22/2019	150,000	150,527
2.25%, 1/23/2020	200,000	200,596
2.35%, 1/28/2019	150,000	151,124
2.40%, 6/7/2021	200,000	199,650
2.55%, 10/29/2020	218,000	219,757
2.70%, 5/18/2023	200,000	197,790
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	300,000	300,636

See accompanying notes to financial statements.

172

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
2.95%, 10/1/2026	$100,000	$96,510
3.13%, 1/23/2025	250,000	248,500
3.20%, 6/15/2026	100,000	98,724
3.25%, 9/23/2022	173,000	177,436
3.30%, 4/1/2026	200,000	198,640
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	300,000	301,866
3.63%, 12/1/2027	75,000	74,240
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	75,000	76,715
3.88%, 2/1/2024	250,000	262,030
3.88%, 9/10/2024	55,000	56,807
3.90%, 7/15/2025	100,000	104,060
4.13%, 12/15/2026	161,000	166,624
4.25%, 10/15/2020	575,000	609,989
4.25%, 10/1/2027	85,000	88,564
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	105,384
4.35%, 8/15/2021	50,000	53,467
4.50%, 1/24/2022	200,000	216,498
4.85%, 2/1/2044	100,000	115,632
4.95%, 3/25/2020	34,000	36,460
4.95%, 6/1/2045	225,000	250,308
5.63%, 8/16/2043	100,000	120,059
6.30%, 4/23/2019	107,000	115,154
6.40%, 5/15/2038	305,000	408,419
JPMorgan Chase Bank NA 1.65%, 9/23/2019	150,000	149,155
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	250,000	249,162
Series BKNT, 2.50%, 11/22/2021	100,000	100,182
Series BKNT, 6.95%, 2/1/2028	130,000	162,653
KeyCorp. Series MTN, 2.30%, 12/13/2018	100,000	100,495
Kreditanstalt fuer Wiederaufbau:
1.88%, 4/1/2019	50,000	50,305
2.00%, 5/2/2025	550,000	536,706
2.13%, 1/17/2023	200,000	199,750
2.63%, 1/25/2022	300,000	307,971
4.50%, 7/16/2018	215,000	221,777
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	201,536
3.75%, 1/11/2027	200,000	201,288
5.30%, 12/1/2045	200,000	227,936
Manufacturers & Traders Trust Co. Series BKNT, 2.25%, 7/25/2019	300,000	301,851
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	200,000	196,952
2.95%, 3/1/2021	200,000	203,202
3.00%, 2/22/2022	100,000	101,502
3.68%, 2/22/2027	100,000	103,334
3.85%, 3/1/2026	150,000	156,666
Mizuho Financial Group, Inc. 2.95%, 2/28/2022	235,000	236,821
Morgan Stanley:
2.65%, 1/27/2020	120,000	121,202
2.75%, 5/19/2022	165,000	164,924
2.80%, 6/16/2020	191,000	193,718
3.63%, 1/20/2027	100,000	100,789
3.95%, 4/23/2027	300,000	302,589
4.30%, 1/27/2045	75,000	77,432
4.38%, 1/22/2047	85,000	89,040
4.88%, 11/1/2022	123,000	133,457
5.75%, 1/25/2021	500,000	553,320
6.38%, 7/24/2042	150,000	200,473
7.25%, 4/1/2032	148,000	201,742
Series F, 3.88%, 4/29/2024	100,000	103,911
Series GMTN, 2.38%, 7/23/2019	127,000	127,843
Series GMTN, 2.50%, 4/21/2021	177,000	176,711
Series GMTN, 3.70%, 10/23/2024	150,000	153,910
Series GMTN, 3.75%, 2/25/2023	200,000	208,032
Series GMTN, 3.88%, 1/27/2026	135,000	138,842
Series GMTN, 4.35%, 9/8/2026	100,000	103,880
Series GMTN, 5.50%, 7/28/2021	50,000	55,401
Series GMTN, 7.30%, 5/13/2019	197,000	215,459
Series MTN, 2.20%, 12/7/2018	100,000	100,430
Series MTN, 2.63%, 11/17/2021	160,000	159,637
Series MTN, 3.13%, 7/27/2026	115,000	111,654
Series MTN, 4.10%, 5/22/2023	200,000	208,430
Series MTN, 5.63%, 9/23/2019	150,000	161,122
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	214,000	214,229
National Australia Bank, Ltd.:
2.50%, 7/12/2026	250,000	235,897
2.80%, 1/10/2022	250,000	252,997
Series GMTN, 2.50%, 5/22/2022	250,000	248,627
Series GMTN, 2.63%, 1/14/2021	250,000	251,868
National Bank of Canada Series BKNT, 2.10%, 12/14/2018	200,000	200,500
Northern Trust Corp.:
2.38%, 8/2/2022	147,000	146,715
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	62,946
PNC Bank NA:
2.95%, 2/23/2025	100,000	99,835
3.30%, 10/30/2024	200,000	204,564
Series BKNT, 1.70%, 12/7/2018	350,000	349,444
Series BKNT, 2.55%, 12/9/2021	100,000	100,529
Series BKNT, 2.70%, 11/1/2022	100,000	99,833
Series MTN, 2.40%, 10/18/2019	100,000	100,873
Series MTN, 2.15%, 4/29/2021	100,000	99,409
Series MTN, 3.25%, 6/1/2025	70,000	71,025
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	250,000	249,185
4.38%, 8/11/2020	30,000	31,892
5.13%, 2/8/2020	150,000	161,196
Regions Financial Corp. 3.20%, 2/8/2021	50,000	51,148
Royal Bank of Canada:
1.50%, 7/29/2019	150,000	148,677
1.88%, 2/5/2020	58,000	57,771
2.00%, 10/1/2018	138,000	138,599
2.00%, 12/10/2018	150,000	150,471
2.20%, 9/23/2019	100,000	100,556
2.30%, 3/22/2021	400,000	401,240
Series GMTN, 1.63%, 4/15/2019	50,000	49,747
Series GMTN, 1.80%, 7/30/2018	50,000	50,060
Series GMTN, 2.15%, 3/6/2020	200,000	200,372

See accompanying notes to financial statements.

173

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series MTN, 2.35%, 10/30/2020	$225,000	$225,974
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	200,000	201,386
4.80%, 4/5/2026	200,000	212,684
Santander Holdings USA, Inc.:
2.70%, 5/24/2019	100,000	100,749
3.45%, 8/27/2018	150,000	151,984
3.70%, 3/28/2022 (d)	60,000	60,676
4.50%, 7/17/2025	100,000	102,946
Santander UK PLC:
2.35%, 9/10/2019	100,000	100,577
3.05%, 8/23/2018	100,000	101,344
4.00%, 3/13/2024	125,000	131,954
Series GMTN, 2.00%, 8/24/2018	33,000	33,037
Skandinaviska Enskilda Banken AB 1.50%, 9/13/2019	250,000	247,190
Sumitomo Mitsui Banking Corp.:
2.45%, 1/16/2020	50,000	50,331
3.95%, 7/19/2023	250,000	265,402
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	100,000	98,326
2.44%, 10/19/2021	170,000	169,194
2.63%, 7/14/2026	150,000	142,817
2.85%, 1/11/2022 (a)	100,000	101,067
2.93%, 3/9/2021	150,000	152,236
3.45%, 1/11/2027	100,000	101,482
3.78%, 3/9/2026	150,000	155,895
SunTrust Bank:
2.25%, 1/31/2020	100,000	100,327
Series BKNT, 2.75%, 5/1/2023	200,000	199,454
SunTrust Banks, Inc.:
2.70%, 1/27/2022	100,000	100,269
2.90%, 3/3/2021	50,000	50,811
Svenska Handelsbanken AB:
2.50%, 1/25/2019	150,000	151,581
Series BKNT, 1.88%, 9/7/2021	250,000	244,615
Series MTN, 2.25%, 6/17/2019	175,000	176,164
Toronto-Dominion Bank:
1.45%, 8/13/2019	50,000	49,512
1.80%, 7/13/2021 (a)	50,000	48,993
Series BKNT, 2.13%, 7/2/2019	100,000	100,477
Series GMTN, 1.45%, 9/6/2018	100,000	99,730
Series MTN, 1.95%, 1/22/2019	300,000	300,903
Series MTN, 2.13%, 4/7/2021	100,000	99,493
Series MTN, 2.25%, 11/5/2019	100,000	100,641
Series MTN, 2.63%, 9/10/2018	287,000	290,088
UBS AG Series GMTN, 2.38%, 8/14/2019	150,000	151,313
US Bancorp:
(Series X), 3.15%, 4/27/2027	50,000	49,923
Series MTN, 1.95%, 11/15/2018	100,000	100,507
Series MTN, 2.20%, 4/25/2019	100,000	100,824
Series MTN, 2.35%, 1/29/2021	150,000	150,711
Series MTN, 2.95%, 7/15/2022	54,000	54,909
Series MTN, 3.70%, 1/30/2024	200,000	211,034
Series MTN, 4.13%, 5/24/2021	100,000	106,929
Series V, 2.38%, 7/22/2026	150,000	141,426
Series V, 2.63%, 1/24/2022	145,000	146,504
Wells Fargo & Co.:
2.10%, 7/26/2021	243,000	239,683
2.13%, 4/22/2019	270,000	271,255
2.15%, 1/15/2019	278,000	279,295
2.50%, 3/4/2021	150,000	150,511
3.00%, 4/22/2026	520,000	507,250
3.00%, 10/23/2026	70,000	68,171
4.13%, 8/15/2023	100,000	105,732
4.48%, 1/16/2024	170,000	181,864
5.38%, 11/2/2043	30,000	34,708
5.61%, 1/15/2044	258,000	306,483
Series GMTN, 2.60%, 7/22/2020	310,000	313,804
Series GMTN, 4.30%, 7/22/2027	135,000	141,531
Series GMTN, 4.90%, 11/17/2045	135,000	147,089
Series M, 3.45%, 2/13/2023	100,000	102,194
Series MTN, 2.55%, 12/7/2020	150,000	151,323
Series MTN, 3.00%, 2/19/2025	50,000	49,293
Series MTN, 3.50%, 3/8/2022	215,000	223,168
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	75,000	75,897
Series MTN, 4.10%, 6/3/2026	220,000	227,830
Series MTN, 4.75%, 12/7/2046	170,000	181,608
Series N, 2.15%, 1/30/2020	193,000	193,363
Wells Fargo Bank NA:
1.75%, 5/24/2019	100,000	99,805
5.85%, 2/1/2037	200,000	249,570
Series MTN, 2.15%, 12/6/2019	250,000	250,900
Wells Fargo Capital 5.95%, 12/1/2086	125,000	141,040
Westpac Banking Corp.:
1.65%, 5/13/2019	50,000	49,730
1.95%, 11/23/2018	100,000	100,163
2.10%, 5/13/2021	50,000	49,475
2.15%, 3/6/2020	100,000	100,184
2.25%, 1/17/2019	152,000	152,838
2.60%, 11/23/2020	220,000	222,213
2.80%, 1/11/2022	150,000	152,053
2.85%, 5/13/2026	50,000	48,575
3.35%, 3/8/2027	100,000	100,606
4.88%, 11/19/2019	237,000	252,367
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	120,000	123,089

		62,258,456

BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/1/2019	88,000	88,194
3.30%, 2/1/2023	365,000	375,494
3.65%, 2/1/2026	600,000	617,982
3.70%, 2/1/2024	100,000	104,625
4.70%, 2/1/2036	400,000	440,580
4.90%, 2/1/2046	440,000	496,553
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	502,000	501,041
3.75%, 7/15/2042	100,000	95,802

See accompanying notes to financial statements.

174

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
4.44%, 10/6/2048 (d)	$197,000	$208,966
5.38%, 1/15/2020	585,000	633,608
7.75%, 1/15/2019	164,000	178,128
8.20%, 1/15/2039	100,000	155,632
Brown-Forman Corp. 4.50%, 7/15/2045	40,000	43,538
Coca-Cola Co.:
1.38%, 5/30/2019	50,000	49,789
1.55%, 9/1/2021	100,000	98,055
1.65%, 11/1/2018	150,000	150,369
2.20%, 5/25/2022	70,000	69,884
2.55%, 6/1/2026	50,000	48,514
2.88%, 10/27/2025	150,000	150,807
2.90%, 5/25/2027	100,000	99,104
3.15%, 11/15/2020	94,000	97,671
3.20%, 11/1/2023	150,000	155,254
Coca-Cola Femsa SAB de CV 2.38%, 11/26/2018	150,000	150,865
Constellation Brands, Inc.:
3.50%, 5/9/2027	15,000	15,018
3.70%, 12/6/2026	100,000	101,884
3.75%, 5/1/2021	30,000	31,242
3.88%, 11/15/2019	25,000	25,935
4.25%, 5/1/2023	115,000	122,146
4.50%, 5/9/2047	20,000	20,551
6.00%, 5/1/2022	40,000	45,496
Diageo Capital PLC:
2.63%, 4/29/2023	200,000	201,508
3.88%, 4/29/2043	100,000	100,725
Dr Pepper Snapple Group, Inc.:
2.55%, 9/15/2026	50,000	47,066
3.43%, 6/15/2027	85,000	85,524
4.42%, 12/15/2046	150,000	156,297
Molson Coors Brewing Co.:
1.45%, 7/15/2019	55,000	54,326
2.10%, 7/15/2021	65,000	63,882
2.25%, 3/15/2020 (d)	250,000	250,180
3.00%, 7/15/2026	70,000	67,521
4.20%, 7/15/2046	60,000	59,011
5.00%, 5/1/2042	50,000	55,145
Pepsi-Cola Metropolitan Bottling Co., Inc. Series B, 7.00%, 3/1/2029	100,000	135,747
PepsiCo, Inc.:
1.35%, 10/4/2019	45,000	44,610
1.55%, 5/2/2019	100,000	99,965
1.70%, 10/6/2021	100,000	97,980
1.85%, 4/30/2020	100,000	99,873
2.38%, 10/6/2026	55,000	52,412
2.75%, 3/5/2022	107,000	109,345
2.75%, 4/30/2025	100,000	99,291
3.10%, 7/17/2022	50,000	51,709
3.60%, 8/13/2042	70,000	67,150
4.25%, 10/22/2044	75,000	79,105
4.45%, 4/14/2046	100,000	108,910
4.50%, 1/15/2020	100,000	106,506
4.60%, 7/17/2045	135,000	150,228

		7,816,743

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	50,000	48,933
2.13%, 5/1/2020	100,000	100,126
2.20%, 5/22/2019	76,000	76,458
2.20%, 5/11/2020	100,000	100,493
2.25%, 8/19/2023	100,000	97,105
2.60%, 8/19/2026	100,000	94,928
2.65%, 5/11/2022	50,000	50,147
3.13%, 5/1/2025	100,000	100,155
3.63%, 5/22/2024	50,000	52,154
3.88%, 11/15/2021	100,000	105,362
4.10%, 6/15/2021	100,000	106,038
4.40%, 5/1/2045	130,000	133,770
4.50%, 3/15/2020	50,000	53,115
4.56%, 6/15/2048	100,000	104,793
4.66%, 6/15/2051	100,000	106,025
5.65%, 6/15/2042	100,000	119,487
5.70%, 2/1/2019	100,000	105,847
5.75%, 3/15/2040	55,000	65,507
Baxalta, Inc. 2.88%, 6/23/2020	100,000	101,553
Biogen, Inc.:
2.90%, 9/15/2020	150,000	153,043
3.63%, 9/15/2022	55,000	57,564
4.05%, 9/15/2025	155,000	163,886
5.20%, 9/15/2045	65,000	74,228
Celgene Corp.:
2.30%, 8/15/2018	100,000	100,566
2.88%, 8/15/2020	100,000	102,237
3.25%, 8/15/2022	221,000	227,217
3.63%, 5/15/2024	134,000	138,770
3.88%, 8/15/2025	250,000	261,463
5.00%, 8/15/2045	5,000	5,619
Gilead Sciences, Inc.:
1.85%, 9/4/2018	322,000	322,625
1.95%, 3/1/2022 (a)	45,000	44,109
2.35%, 2/1/2020	214,000	215,800
2.55%, 9/1/2020	100,000	101,376
3.25%, 9/1/2022	40,000	41,360
3.50%, 2/1/2025	50,000	51,356
3.65%, 3/1/2026	100,000	102,853
3.70%, 4/1/2024	150,000	156,505
4.50%, 4/1/2021	100,000	107,337
4.50%, 2/1/2045	140,000	147,920
4.60%, 9/1/2035	145,000	156,661
4.75%, 3/1/2046	50,000	54,855
4.80%, 4/1/2044	100,000	109,817

		4,619,163

CHEMICALS — 0.5%
Agrium, Inc.:
3.15%, 10/1/2022	175,000	178,554
4.13%, 3/15/2035	55,000	54,713
6.13%, 1/15/2041	20,000	24,303
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	100,000	103,428
Airgas, Inc. 3.05%, 8/1/2020	100,000	102,488
Cabot Corp. 3.70%, 7/15/2022	100,000	103,312

See accompanying notes to financial statements.

175

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Celanese US Holdings LLC:
4.63%, 11/15/2022	$40,000	$43,130
5.88%, 6/15/2021	40,000	44,858
Dow Chemical Co.:
4.25%, 11/15/2020	50,000	53,052
4.25%, 10/1/2034	200,000	206,714
5.25%, 11/15/2041	250,000	288,060
8.55%, 5/15/2019	280,000	313,611
Eastman Chemical Co.:
3.60%, 8/15/2022	225,000	233,413
4.65%, 10/15/2044	120,000	126,878
Ecolab, Inc.:
4.35%, 12/8/2021	195,000	211,396
5.50%, 12/8/2041	76,000	92,833
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	33,000	33,123
2.80%, 2/15/2023	200,000	201,078
5.75%, 3/15/2019	250,000	265,650
HB Fuller Co. 4.00%, 2/15/2027	50,000	51,122
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	55,000	56,194
LYB International Finance B.V. 4.00%, 7/15/2023	200,000	211,586
LYB International Finance II B.V. 3.50%, 3/2/2027	64,000	63,121
LyondellBasell Industries NV:
4.63%, 2/26/2055	150,000	146,486
6.00%, 11/15/2021	100,000	113,138
Methanex Corp. 5.65%, 12/1/2044	100,000	94,660
Monsanto Co.:
3.95%, 4/15/2045	20,000	18,935
4.20%, 7/15/2034	240,000	244,466
4.40%, 7/15/2044	100,000	101,863
Mosaic Co. 4.25%, 11/15/2023	275,000	289,393
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	100,000	97,118
3.63%, 3/15/2024	122,000	124,042
5.88%, 12/1/2036	50,000	58,756
Praxair, Inc.:
3.00%, 9/1/2021	250,000	256,972
3.20%, 1/30/2026	100,000	102,127
RPM International, Inc.:
3.75%, 3/15/2027	100,000	101,691
5.25%, 6/1/2045	50,000	55,978
Sherwin-Williams Co.:
2.25%, 5/15/2020	100,000	100,206
2.75%, 6/1/2022	100,000	99,993
3.13%, 6/1/2024	25,000	25,086
3.45%, 6/1/2027	60,000	60,371
4.00%, 12/15/2042	88,000	83,986
4.50%, 6/1/2047	29,000	30,393
Westlake Chemical Corp.:
3.60%, 8/15/2026	50,000	49,597
5.00%, 8/15/2046	50,000	53,155

		5,371,029

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
2.25%, 9/15/2020	$100,000	$101,172
3.38%, 9/15/2025	50,000	52,067
Block Financial LLC 5.50%, 11/1/2022	100,000	108,393
Board of Trustees of The Leland Stanford Junior University:
3.65%, 5/1/2048	45,000	46,753
4.75%, 5/1/2019	10,000	10,565
Catholic Health Initiatives 4.35%, 11/1/2042	275,000	256,036
Ecolab, Inc. 2.70%, 11/1/2026	20,000	19,307
Equifax, Inc. 2.30%, 6/1/2021	170,000	168,691
George Washington University Series 2014, 4.30%, 9/15/2044	50,000	52,975
Massachusetts Institute of Technology:
3.89%, 7/1/2116	40,000	36,571
5.60%, 7/1/2111	69,000	89,397
Mastercard, Inc. 3.38%, 4/1/2024	100,000	104,255
Moody’s Corp.:
2.63%, 1/15/2023 (d)	50,000	49,798
2.75%, 7/15/2019	76,000	77,125
2.75%, 12/15/2021	50,000	50,380
3.25%, 1/15/2028 (d)	35,000	34,605
4.50%, 9/1/2022	95,000	102,740
4.88%, 2/15/2024	100,000	109,956
President and Fellows of Harvard College:
3.15%, 7/15/2046	100,000	94,861
3.30%, 7/15/2056	100,000	95,304
S&P Global, Inc.:
2.95%, 1/22/2027	100,000	96,214
3.30%, 8/14/2020	50,000	51,183
4.00%, 6/15/2025	125,000	131,146
4.40%, 2/15/2026	30,000	32,219
University of Southern California:
3.03%, 10/1/2039	100,000	93,174
Series 2017, 3.84%, 10/1/2047	55,000	57,072
Verisk Analytics, Inc. 5.80%, 5/1/2021	100,000	111,190
Western Union Co.:
3.60%, 3/15/2022	50,000	50,860
6.20%, 11/17/2036	105,000	110,676

		2,394,685

CONSTRUCTION MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	193,396
Johnson Controls International PLC:
4.25%, 3/1/2021	60,000	63,634
4.50%, 2/15/2047	20,000	21,272
5.13%, 9/14/2045	150,000	172,369
Lennox International, Inc. 3.00%, 11/15/2023	25,000	24,920
Martin Marietta Materials, Inc. 4.25%, 7/2/2024	30,000	31,493

See accompanying notes to financial statements.

176

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Masco Corp.:
3.50%, 4/1/2021	$95,000	$97,613
3.50%, 11/15/2027	30,000	29,874
4.38%, 4/1/2026	70,000	74,655
4.50%, 5/15/2047	50,000	50,324
Owens Corning 4.20%, 12/15/2022	159,000	167,748
Vulcan Materials Co.:
3.90%, 4/1/2027	45,000	46,095
4.50%, 6/15/2047	50,000	50,928
7.50%, 6/15/2021	150,000	176,552

		1,200,873

DISTRIBUTION & WHOLESALE — 0.0%(b)
WW Grainger, Inc.:
3.75%, 5/15/2046	100,000	95,338
4.60%, 6/15/2045	20,000	21,760

		117,098

DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	225,000	230,667
3.95%, 2/1/2022	125,000	130,185
4.50%, 5/15/2021	225,000	238,367
4.63%, 10/30/2020	125,000	132,844
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	50,000	49,873
Air Lease Corp.:
2.63%, 7/1/2022	100,000	99,188
3.38%, 1/15/2019	50,000	50,918
3.38%, 6/1/2021	35,000	35,961
3.75%, 2/1/2022 (a)	125,000	130,354
3.88%, 4/1/2021	75,000	78,245
American Express Co.:
2.65%, 12/2/2022	119,000	119,095
4.05%, 12/3/2042	100,000	102,331
8.13%, 5/20/2019	75,000	83,337
American Express Credit Corp.:
2.13%, 7/27/2018	75,000	75,281
Series F, 2.60%, 9/14/2020	50,000	50,693
Series MTN, 1.70%, 10/30/2019	75,000	74,551
Series MTN, 1.80%, 7/31/2018	50,000	49,995
Series MTN, 1.88%, 5/3/2019	60,000	59,990
Series MTN, 2.20%, 3/3/2020	100,000	100,547
Series MTN, 2.25%, 5/5/2021	250,000	249,568
Series MTN, 2.70%, 3/3/2022	100,000	100,894
Series MTN, 3.30%, 5/3/2027	65,000	64,917
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	50,000	48,482
3.70%, 10/15/2024	150,000	156,498
AXA Financial, Inc. 7.00%, 4/1/2028	100,000	127,929
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	56,779
3.50%, 3/18/2024	225,000	236,520
Brookfield Finance, Inc. 4.25%, 6/2/2026	100,000	102,655
Capital One Bank USA NA 3.38%, 2/15/2023	300,000	302,346
CBOE Holdings, Inc. 1.95%, 6/28/2019	125,000	125,036
Charles Schwab Corp.:
3.00%, 3/10/2025	100,000	99,766
3.20%, 3/2/2027	100,000	100,427
3.45%, 2/13/2026	35,000	35,911
4.45%, 7/22/2020	24,000	25,597
CME Group, Inc. 3.00%, 3/15/2025	203,000	204,868
Credit Suisse USA, Inc. 7.13%, 7/15/2032	250,000	342,830
Discover Financial Services:
4.10%, 2/9/2027	75,000	75,322
5.20%, 4/27/2022	100,000	108,490
Eaton Vance Corp. 3.50%, 4/6/2027	100,000	100,900
Franklin Resources, Inc. 2.85%, 3/30/2025	100,000	98,743
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/2020	750,000	756,120
4.42%, 11/15/2035	110,000	119,715
General Electric Co.:
5.30%, 2/11/2021	136,000	150,326
Series A, 6.75%, 3/15/2032	219,000	300,037
Series GMTN, 3.10%, 1/9/2023	100,000	103,693
Series GMTN, 4.63%, 1/7/2021	100,000	108,498
Series GMTN, 6.15%, 8/7/2037	280,000	370,832
Series GMTN, 6.88%, 1/10/2039	86,000	124,461
Series MTN, 5.88%, 1/14/2038	101,000	130,716
Genpact Luxembourg Sarl 3.70%, 4/1/2022 (d)	100,000	101,308
HSBC Finance Corp. 6.68%, 1/15/2021	200,000	225,636
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	100,000	100,920
Invesco Finance PLC 3.75%, 1/15/2026	150,000	155,356
Jefferies Group LLC:
6.25%, 1/15/2036	80,000	87,123
6.45%, 6/8/2027	20,000	22,947
Lazard Group LLC:
3.63%, 3/1/2027	50,000	49,246
3.75%, 2/13/2025	100,000	100,118
4.25%, 11/14/2020	18,000	18,999
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	52,782
Mastercard, Inc.:
2.95%, 11/21/2026	100,000	100,256
3.80%, 11/21/2046	100,000	101,511
Nasdaq, Inc. 5.55%, 1/15/2020	150,000	162,093
National Rural Utilities Cooperative Finance Corp.:
2.00%, 1/27/2020	100,000	100,265
2.30%, 11/1/2020	50,000	50,043
2.70%, 2/15/2023	50,000	50,053
2.85%, 1/27/2025	51,000	50,423
2.95%, 2/7/2024	60,000	60,327
Series C, 8.00%, 3/1/2032	110,000	160,718
Series MTN, 1.50%, 11/1/2019	80,000	79,212

See accompanying notes to financial statements.

177

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Nomura Holdings, Inc.:
6.70%, 3/4/2020	$121,000	$133,894
Series GMTN, 2.75%, 3/19/2019	150,000	151,228
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	199,648
Raymond James Financial, Inc. 4.95%, 7/15/2046	100,000	108,390
Stifel Financial Corp. 4.25%, 7/18/2024	50,000	50,696
Synchrony Financial:
2.60%, 1/15/2019	100,000	100,507
2.70%, 2/3/2020	10,000	10,047
3.70%, 8/4/2026	100,000	96,411
3.75%, 8/15/2021	200,000	205,494
4.50%, 7/23/2025	100,000	102,811
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	100,000	102,132
3.30%, 4/1/2027	60,000	59,881
Visa, Inc.:
2.20%, 12/14/2020	127,000	128,005
2.80%, 12/14/2022	150,000	152,767
3.15%, 12/14/2025	220,000	223,406
4.15%, 12/14/2035	60,000	64,942
4.30%, 12/14/2045	200,000	219,650

		10,760,543

ELECTRIC — 1.8%
Alabama Power Co.:
4.30%, 1/2/2046	50,000	53,144
6.00%, 3/1/2039	100,000	127,678
Series 17-A, 2.45%, 3/30/2022	100,000	100,138
Appalachian Power Co. 7.00%, 4/1/2038	26,000	35,722
Arizona Public Service Co.:
3.15%, 5/15/2025	50,000	50,343
3.75%, 5/15/2046	100,000	98,090
Berkshire Hathaway Energy Co.:
3.75%, 11/15/2023	150,000	157,662
6.13%, 4/1/2036	155,000	199,559
Black Hills Corp.:
3.15%, 1/15/2027	50,000	48,262
4.20%, 9/15/2046	50,000	48,848
4.25%, 11/30/2023	100,000	105,906
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	100,000	98,701
4.50%, 4/1/2044	200,000	223,196
Series AA, 3.00%, 2/1/2027	100,000	99,552
Series Z, 2.40%, 9/1/2026	50,000	47,478
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	40,000	40,064
CMS Energy Corp. 3.45%, 8/15/2027	100,000	100,332
Commonwealth Edison Co.:
2.55%, 6/15/2026	50,000	47,983
3.65%, 6/15/2046	50,000	48,512
4.35%, 11/15/2045	200,000	215,184
5.90%, 3/15/2036	100,000	126,012
Connecticut Light & Power Co. 2.50%, 1/15/2023	90,000	89,464
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	49,959
4.45%, 6/15/2020	100,000	106,838
4.45%, 3/15/2044	100,000	109,089
Series 09-C, 5.50%, 12/1/2039	125,000	152,978
Series 12-A, 4.20%, 3/15/2042	100,000	104,821
Series 2017, 3.88%, 6/15/2047	100,000	101,647
Series C, 4.30%, 12/1/2056	50,000	52,325
Consolidated Edison, Inc.:
2.00%, 5/15/2021	65,000	64,013
Series A, 2.00%, 3/15/2020	50,000	49,990
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	45,719
3.95%, 5/15/2043	100,000	103,129
Delmarva Power & Light Co.:
3.50%, 11/15/2023	100,000	104,389
4.15%, 5/15/2045	100,000	105,858
Dominion Energy, Inc.:
2.50%, 12/1/2019	132,000	132,998
2.58%, 7/1/2020	45,000	45,227
2.96%, 7/1/2019 (e)	50,000	50,692
3.63%, 12/1/2024	50,000	51,116
3.90%, 10/1/2025	125,000	129,520
4.10%, 4/1/2021 (e)	80,000	83,961
Series A, 1.88%, 1/15/2019	100,000	99,785
Series B, 1.60%, 8/15/2019	50,000	49,571
Series B, 2.75%, 1/15/2022	100,000	100,375
Series C, 2.00%, 8/15/2021	20,000	19,606
Series C, 4.90%, 8/1/2041	150,000	163,212
Series D, 2.85%, 8/15/2026 (a)	30,000	28,651
DTE Electric Co.:
3.65%, 3/15/2024	50,000	52,689
3.70%, 6/1/2046	50,000	49,192
DTE Energy Co.:
1.50%, 10/1/2019	50,000	49,202
2.40%, 12/1/2019	50,000	50,216
2.85%, 10/1/2026	50,000	47,541
6.38%, 4/15/2033	150,000	188,337
Duke Energy Carolinas LLC:
2.95%, 12/1/2026	50,000	49,693
3.75%, 6/1/2045	100,000	99,651
4.00%, 9/30/2042	56,000	57,586
4.25%, 12/15/2041	270,000	288,711
5.30%, 2/15/2040	40,000	49,079
Series C, 7.00%, 11/15/2018	270,000	288,571
Duke Energy Corp.:
1.80%, 9/1/2021	50,000	48,787
2.65%, 9/1/2026	65,000	61,785
3.05%, 8/15/2022	164,000	167,252
3.75%, 4/15/2024	89,000	92,928
4.80%, 12/15/2045	100,000	110,184
Duke Energy Florida LLC 3.20%, 1/15/2027	100,000	101,320
Duke Energy Indiana LLC 6.12%, 10/15/2035	100,000	124,679

See accompanying notes to financial statements.

178

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	$28,000	$27,311
Duke Energy Progress LLC:
3.25%, 8/15/2025	50,000	51,068
4.20%, 8/15/2045	50,000	53,067
El Paso Electric Co. 5.00%, 12/1/2044	50,000	54,162
Emera US Finance L.P.:
2.15%, 6/15/2019	20,000	19,984
3.55%, 6/15/2026	65,000	65,242
4.75%, 6/15/2046	35,000	36,820
Enel Americas SA 4.00%, 10/25/2026	15,000	15,105
Enel Generacion Chile SA 4.25%, 4/15/2024	50,000	52,123
Entergy Arkansas, Inc. 3.50%, 4/1/2026	30,000	30,984
Entergy Corp.:
2.95%, 9/1/2026	30,000	28,800
5.13%, 9/15/2020	150,000	160,936
Entergy Louisiana LLC:
2.40%, 10/1/2026	50,000	47,063
3.12%, 9/1/2027	100,000	99,587
4.95%, 1/15/2045	75,000	77,263
Entergy Mississippi, Inc. 2.85%, 6/1/2028	50,000	48,269
Entergy Texas, Inc. 7.13%, 2/1/2019	50,000	53,737
Exelon Corp.:
2.45%, 4/15/2021	35,000	34,894
3.40%, 4/15/2026	150,000	149,427
4.45%, 4/15/2046	50,000	51,650
Exelon Generation Co. LLC:
2.95%, 1/15/2020	200,000	203,050
4.00%, 10/1/2020	200,000	208,088
5.60%, 6/15/2042	100,000	100,161
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	60,000	60,058
Series B, 3.90%, 7/15/2027	95,000	95,514
Series B, 4.25%, 3/15/2023	55,000	57,766
Series C, 4.85%, 7/15/2047	55,000	56,037
Series C, 7.38%, 11/15/2031	95,000	124,905
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	101,862
4.05%, 6/1/2042	25,000	26,204
4.05%, 10/1/2044	145,000	152,792
5.69%, 3/1/2040	65,000	83,286
Fortis, Inc. Series WI, 2.10%, 10/4/2021 (f)	65,000	63,645
Georgia Power Co.:
2.00%, 3/30/2020	100,000	99,607
3.25%, 3/30/2027	50,000	49,747
4.30%, 3/15/2042	250,000	257,558
5.40%, 6/1/2040	100,000	116,574
Series 10-C, 4.75%, 9/1/2040	100,000	106,984
Great Plains Energy, Inc. 4.85%, 6/1/2021	120,000	127,556
Gulf Power Co. (Series A), 3.30%, 5/30/2027	50,000	50,227
Iberdrola International B.V. 6.75%, 7/15/2036	125,000	162,243
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	30,000	32,737
Interstate Power & Light Co.:
3.70%, 9/15/2046	50,000	48,242
6.25%, 7/15/2039	50,000	64,728
ITC Holdings Corp.:
3.25%, 6/30/2026	30,000	29,486
3.65%, 6/15/2024	25,000	25,318
Kansas City Power & Light Co.:
3.65%, 8/15/2025	50,000	50,598
4.20%, 6/15/2047	100,000	102,028
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	104,231
MidAmerican Energy Co.:
3.10%, 5/1/2027	100,000	100,665
3.50%, 10/15/2024	100,000	104,287
4.25%, 5/1/2046	70,000	74,920
4.80%, 9/15/2043	150,000	172,308
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	100,000	134,579
Series R, 6.75%, 7/1/2037	15,000	20,273
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/1/2018	70,000	69,744
2.30%, 4/1/2019	15,000	15,069
2.40%, 9/15/2019	150,000	150,990
4.50%, 6/1/2021	170,000	182,055
NiSource Finance Corp. 4.80%, 2/15/2044	50,000	54,306
Northern States Power Co. 6.25%, 6/1/2036	150,000	197,946
NSTAR Electric Co. 3.20%, 5/15/2027	150,000	150,852
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	100,000	104,121
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	36,122
6.80%, 9/1/2018	235,000	248,134
7.00%, 5/1/2032	90,000	123,381
Pacific Gas & Electric Co.:
3.25%, 6/15/2023	200,000	205,666
3.50%, 6/15/2025	95,000	98,056
4.00%, 12/1/2046	100,000	102,816
4.25%, 3/15/2046	50,000	53,406
4.75%, 2/15/2044	100,000	113,828
6.05%, 3/1/2034	100,000	129,036
PacifiCorp:
3.85%, 6/15/2021	200,000	211,324
4.10%, 2/1/2042	50,000	51,705
PECO Energy Co. 4.15%, 10/1/2044	100,000	104,483
PG&E Corp. 2.40%, 3/1/2019	250,000	251,087
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	150,000	146,712
3.50%, 12/1/2022	200,000	204,418
PPL Electric Utilities Corp. 4.15%, 10/1/2045	100,000	105,871

See accompanying notes to financial statements.

179

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Progress Energy, Inc. 7.75%, 3/1/2031	$175,000	$245,609
PSEG Power LLC:
3.00%, 6/15/2021	100,000	101,559
5.13%, 4/15/2020	80,000	85,555
Public Service Co. of Colorado:
3.20%, 11/15/2020	100,000	103,056
3.80%, 6/15/2047	100,000	101,055
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,724
Series MTN, 2.25%, 9/15/2026	50,000	47,095
Series MTN, 2.38%, 5/15/2023	150,000	148,102
Series MTN, 3.00%, 5/15/2027	50,000	50,126
Series MTN, 3.80%, 3/1/2046	50,000	50,740
Series MTN, 3.95%, 5/1/2042	25,000	25,835
Puget Energy, Inc.:
3.65%, 5/15/2025	50,000	50,145
6.00%, 9/1/2021	100,000	110,755
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	131,868
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	50,000	48,171
Series RRR, 3.75%, 6/1/2047	100,000	100,558
Sierra Pacific Power Co. 2.60%, 5/1/2026	150,000	144,631
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	48,939
4.35%, 2/1/2042	200,000	201,286
4.50%, 6/1/2064	35,000	34,927
5.45%, 2/1/2041	100,000	115,149
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	74,003
4.00%, 4/1/2047	41,000	42,671
5.50%, 3/15/2040	450,000	561,978
Southern Co.:
1.55%, 7/1/2018	65,000	64,821
1.85%, 7/1/2019	70,000	69,700
2.35%, 7/1/2021	50,000	49,521
2.75%, 6/15/2020	50,000	50,577
2.95%, 7/1/2023	50,000	49,713
4.25%, 7/1/2036	60,000	61,250
4.40%, 7/1/2046	125,000	127,945
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	100,000	105,968
Southern Power Co.:
4.15%, 12/1/2025	100,000	104,539
Series D, 1.95%, 12/15/2019	50,000	49,721
Series E, 2.50%, 12/15/2021	50,000	49,518
Series F, 4.95%, 12/15/2046	50,000	51,420
Southwestern Electric Power Co.:
6.45%, 1/15/2019	100,000	106,303
Series J, 3.90%, 4/1/2045	100,000	98,007
Series K, 2.75%, 10/1/2026	100,000	95,821
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	51,245
6.00%, 10/1/2036	100,000	122,977
Tampa Electric Co. 4.10%, 6/15/2042	75,000	74,377
Tucson Electric Power Co. 3.05%, 3/15/2025	150,000	146,091
Union Electric Co.:
2.95%, 6/15/2027	200,000	198,016
3.65%, 4/15/2045	60,000	59,060
Virginia Electric & Power Co.:
2.75%, 3/15/2023	100,000	100,358
Series A, 3.15%, 1/15/2026	105,000	105,424
Series B, 2.95%, 11/15/2026	50,000	49,308
Series C, 4.00%, 11/15/2046	20,000	20,541
Westar Energy, Inc.:
3.10%, 4/1/2027	100,000	99,472
4.10%, 4/1/2043	100,000	103,359
Wisconsin Electric Power Co. 2.95%, 9/15/2021	250,000	255,902
Wisconsin Power & Light Co. 6.38%, 8/15/2037	100,000	132,971
Xcel Energy, Inc.:
2.40%, 3/15/2021	100,000	100,218
3.35%, 12/1/2026	100,000	100,914
4.70%, 5/15/2020	100,000	105,893

		19,491,073

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Emerson Electric Co.:
2.63%, 2/15/2023	227,000	229,166
4.88%, 10/15/2019	100,000	106,565
Hubbell, Inc. 3.35%, 3/1/2026	50,000	50,089

		385,820

ELECTRONICS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	214,798
Amphenol Corp. 3.20%, 4/1/2024	100,000	100,956
Arrow Electronics, Inc. 3.88%, 1/12/2028	50,000	49,845
Avnet, Inc.:
4.63%, 4/15/2026	25,000	25,886
4.88%, 12/1/2022	105,000	111,229
Flex, Ltd. 4.75%, 6/15/2025	50,000	53,465
FLIR Systems, Inc. 3.13%, 6/15/2021	25,000	25,224
Fortive Corp.:
2.35%, 6/15/2021	50,000	49,697
3.15%, 6/15/2026	50,000	49,959
4.30%, 6/15/2046	25,000	25,963
Honeywell International, Inc.:
1.40%, 10/30/2019	100,000	99,179
1.85%, 11/1/2021	100,000	98,295
4.25%, 3/1/2021	50,000	53,724
Series 30, 5.38%, 3/1/2041	100,000	124,335
Keysight Technologies, Inc. 3.30%, 10/30/2019	150,000	152,587
Koninklijke Philips NV:
3.75%, 3/15/2022	180,000	189,493
6.88%, 3/11/2038	100,000	133,340
Tech Data Corp.:
3.70%, 2/15/2022	100,000	102,042
4.95%, 2/15/2027	100,000	106,135
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	115,000	116,906

		1,883,058

See accompanying notes to financial statements.

180

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0%(b)
ABB Finance USA, Inc.:
2.88%, 5/8/2022	$12,000	$12,268
4.38%, 5/8/2042	56,000	60,805
Fluor Corp. 3.38%, 9/15/2021	80,000	82,893

		155,966

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	55,000	53,853
4.75%, 5/15/2023	250,000	275,075
5.00%, 3/1/2020	100,000	107,333
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	98,677
3.50%, 5/15/2024	150,000	155,996
4.10%, 3/1/2045	200,000	210,014

		900,948

FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/19/2025	50,000	50,550
3.80%, 8/2/2042	50,000	47,775
Conagra Brands, Inc. 3.20%, 1/25/2023	187,000	188,442
Flowers Foods, Inc. 4.38%, 4/1/2022	100,000	106,939
General Mills, Inc.:
3.15%, 12/15/2021	200,000	205,840
3.20%, 2/10/2027	100,000	99,442
Hershey Co.:
2.30%, 8/15/2026	50,000	47,012
3.38%, 8/15/2046	50,000	46,104
Ingredion, Inc. 4.63%, 11/1/2020	100,000	106,987
JM Smucker Co.:
3.50%, 3/15/2025	100,000	102,447
4.25%, 3/15/2035	100,000	103,853
4.38%, 3/15/2045	25,000	26,208
Kellogg Co.:
3.13%, 5/17/2022	100,000	102,270
3.25%, 4/1/2026	30,000	29,884
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	30,000	35,081
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	55,000	55,139
2.80%, 7/2/2020	174,000	176,448
3.00%, 6/1/2026	80,000	76,526
3.50%, 6/6/2022	243,000	251,009
3.50%, 7/15/2022	180,000	185,600
4.38%, 6/1/2046	85,000	83,093
5.00%, 7/15/2035	20,000	21,594
5.00%, 6/4/2042	225,000	237,652
5.20%, 7/15/2045	95,000	102,576
6.13%, 8/23/2018	100,000	104,724
Kroger Co.:
2.65%, 10/15/2026 (a)	100,000	92,256
3.88%, 10/15/2046	25,000	22,050
4.45%, 2/1/2047	100,000	96,488
5.40%, 7/15/2040	250,000	269,312
6.15%, 1/15/2020	100,000	109,229
6.90%, 4/15/2038	26,000	32,833
Series GMTN, 1.50%, 9/30/2019	30,000	29,551
Sysco Corp.:
1.90%, 4/1/2019	30,000	29,992
2.50%, 7/15/2021	70,000	70,195
2.60%, 10/1/2020	50,000	50,592
2.60%, 6/12/2022	30,000	30,113
3.25%, 7/15/2027	50,000	49,412
3.30%, 7/15/2026	50,000	49,858
3.75%, 10/1/2025	25,000	25,974
4.50%, 4/1/2046	50,000	52,498
4.85%, 10/1/2045	35,000	38,542
Tyson Foods, Inc.:
3.55%, 6/2/2027	80,000	80,934
4.55%, 6/2/2047	70,000	73,561
4.88%, 8/15/2034	50,000	54,830
5.15%, 8/15/2044	200,000	225,582
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	96,609
2.00%, 7/28/2026	100,000	92,044
4.25%, 2/10/2021	150,000	160,475
5.90%, 11/15/2032	101,000	131,754
WhiteWave Foods Co. 5.38%, 10/1/2022	30,000	33,865
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	57,425

		4,649,169

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 7.25%, 7/29/2019	220,000	240,896
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	50,000	51,081
International Paper Co.:
3.00%, 2/15/2027	100,000	96,190
4.40%, 8/15/2047	100,000	100,885
5.15%, 5/15/2046	150,000	167,373
6.00%, 11/15/2041	20,000	24,277
7.50%, 8/15/2021	150,000	177,605
Weyerhaeuser Co. 3.25%, 3/15/2023	100,000	101,260

		959,567

GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	65,000	64,640
4.13%, 10/15/2044	130,000	136,651
National Fuel Gas Co.:
3.75%, 3/1/2023	63,000	63,028
5.20%, 7/15/2025	50,000	53,254
NiSource Finance Corp.:
3.49%, 5/15/2027	50,000	50,369
4.38%, 5/15/2047	50,000	51,408
ONE Gas, Inc. 2.07%, 2/1/2019	135,000	135,084
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	50,000	46,530
Sempra Energy:
1.63%, 10/7/2019	70,000	69,357

See accompanying notes to financial statements.

181

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
2.85%, 11/15/2020	$50,000	$50,587
2.88%, 10/1/2022	15,000	15,061
3.75%, 11/15/2025	50,000	51,491
6.00%, 10/15/2039	150,000	189,622
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	50,000	48,468
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	150,000	145,249
Southwest Gas Corp. 3.80%, 9/29/2046	100,000	96,301

		1,267,100

HAND & MACHINE TOOLS — 0.0% (b)
Snap-on, Inc. 3.25%, 3/1/2027	45,000	45,693
Stanley Black & Decker, Inc.:
1.62%, 11/17/2018	50,000	49,793
2.45%, 11/17/2018	100,000	100,960
3.40%, 12/1/2021	60,000	62,354

		258,800

HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:
2.80%, 9/15/2020	50,000	50,770
2.90%, 11/30/2021	100,000	101,110
3.25%, 4/15/2023	150,000	152,272
3.40%, 11/30/2023	100,000	101,951
3.75%, 11/30/2026	250,000	255,058
3.88%, 9/15/2025	40,000	41,163
4.75%, 11/30/2036	100,000	108,793
4.90%, 11/30/2046	200,000	220,406
Baxter International, Inc.:
1.70%, 8/15/2021	50,000	48,797
2.60%, 8/15/2026	50,000	47,589
3.50%, 8/15/2046	50,000	44,844
Becton Dickinson and Co.:
2.13%, 6/6/2019	50,000	50,027
2.40%, 6/5/2020	35,000	35,052
2.68%, 12/15/2019	218,000	220,607
2.89%, 6/6/2022	65,000	64,935
3.36%, 6/6/2024	50,000	50,104
3.70%, 6/6/2027	150,000	150,501
3.73%, 12/15/2024	119,000	120,999
4.67%, 6/6/2047	50,000	51,887
5.00%, 11/12/2040	100,000	106,392
Boston Scientific Corp. 2.65%, 10/1/2018	200,000	201,518
Covidien International Finance SA 4.20%, 6/15/2020	200,000	212,030
CR Bard, Inc. 3.00%, 5/15/2026	100,000	99,439
Danaher Corp.:
1.65%, 9/15/2018	35,000	34,997
3.35%, 9/15/2025	65,000	67,614
4.38%, 9/15/2045	60,000	65,411
Life Technologies Corp. 6.00%, 3/1/2020	150,000	163,588
Medtronic Global Holdings SCA 3.35%, 4/1/2027	100,000	101,965
Medtronic, Inc.:
2.50%, 3/15/2020	100,000	101,447
3.13%, 3/15/2022	210,000	216,483
3.15%, 3/15/2022	391,000	404,552
3.50%, 3/15/2025	300,000	311,898
4.63%, 3/15/2045	75,000	84,434
Stryker Corp.:
2.00%, 3/8/2019	30,000	30,044
2.63%, 3/15/2021	50,000	50,494
3.38%, 11/1/2025	50,000	50,940
3.50%, 3/15/2026	25,000	25,597
4.10%, 4/1/2043	50,000	49,964
4.63%, 3/15/2046	130,000	141,979
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/2018	60,000	60,146
2.95%, 9/19/2026	165,000	160,596
3.00%, 4/15/2023	145,000	146,264
3.65%, 12/15/2025	100,000	102,825
5.30%, 2/1/2044	100,000	117,215
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	150,000	151,293
3.55%, 4/1/2025	70,000	70,739
4.63%, 11/30/2019	100,000	105,313

		5,352,042

HEALTH CARE SERVICES — 0.4%
Aetna, Inc.:
2.20%, 3/15/2019	100,000	100,588
2.80%, 6/15/2023	55,000	54,911
4.50%, 5/15/2042	141,000	152,724
6.63%, 6/15/2036	149,000	201,281
Anthem, Inc.:
4.63%, 5/15/2042	145,000	156,577
4.65%, 1/15/2043	100,000	108,565
5.95%, 12/15/2034	68,000	82,335
Ascension Health 3.95%, 11/15/2046	120,000	121,840
Baylor Scott & White Holdings:
3.97%, 11/15/2046	50,000	49,436
4.19%, 11/15/2045	65,000	66,994
Children’s Hospital Corp. Series 2017, 4.12%, 1/1/2047	65,000	68,823
Cigna Corp.:
3.25%, 4/15/2025	50,000	50,124
4.00%, 2/15/2022	50,000	52,878
4.50%, 3/15/2021	20,000	21,343
5.38%, 2/15/2042	70,000	84,330
5.88%, 3/15/2041	75,000	94,188
Coventry Health Care, Inc. 5.45%, 6/15/2021	100,000	110,197
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	50,603
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	50,000	52,868
Howard Hughes Medical Institute 3.50%, 9/1/2023	50,000	52,778
Humana, Inc.:
3.85%, 10/1/2024	153,000	159,496
3.95%, 3/15/2027	50,000	52,040
4.63%, 12/1/2042	180,000	191,023

See accompanying notes to financial statements.

182

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	$35,000	$34,986
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	50,000	50,103
4.15%, 5/1/2047	40,000	41,253
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	16,000	16,119
4.63%, 11/15/2020	10,000	10,615
Mayo Clinic Series 2016, 4.13%, 11/15/2052	50,000	52,268
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	64,000	66,065
New York and Presbyterian Hospital 4.02%, 8/1/2045	25,000	25,459
Northwell Healthcare, Inc. 3.98%, 11/1/2046	100,000	96,229
NYU Hospitals Center 4.37%, 7/1/2047	50,000	52,852
Providence St. Joseph Health Obligated Group:
Series H, 2.75%, 10/1/2026	50,000	47,984
Series I, 3.74%, 10/1/2047	50,000	47,770
Quest Diagnostics, Inc. 2.70%, 4/1/2019	230,000	232,615
RWJ Barnabas Health, Inc. 3.95%, 7/1/2046	50,000	48,940
UnitedHealth Group, Inc.:
1.70%, 2/15/2019	100,000	99,911
1.90%, 7/16/2018	230,000	230,738
2.13%, 3/15/2021	100,000	99,755
2.70%, 7/15/2020	60,000	61,252
3.10%, 3/15/2026	100,000	100,434
3.38%, 4/15/2027	100,000	102,128
3.45%, 1/15/2027	50,000	51,359
3.75%, 7/15/2025	100,000	105,617
3.88%, 10/15/2020	100,000	105,221
4.20%, 1/15/2047	25,000	26,369
4.25%, 4/15/2047	63,000	67,205
4.75%, 7/15/2045	101,000	116,064
5.95%, 2/15/2041	20,000	25,877
6.88%, 2/15/2038	206,000	292,514

		4,443,644

HOLDING COMPANIES-DIVERS — 0.0% (b)
Leucadia National Corp. 5.50%, 10/18/2023	100,000	107,050

HOME BUILDERS — 0.0% (b)
DR Horton, Inc.:
3.75%, 3/1/2019	60,000	61,374
4.00%, 2/15/2020	80,000	83,001

		144,375

HOME FURNISHINGS — 0.0% (b)
Whirlpool Corp.:
3.70%, 5/1/2025	100,000	102,694
4.00%, 3/1/2024	60,000	63,284
4.50%, 6/1/2046	35,000	36,605

		202,583

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 1.95%, 2/1/2023	100,000	97,924
Series MTN, 4.00%, 8/15/2045	100,000	103,477
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	20,000	19,671
3.15%, 3/15/2027	100,000	101,027
4.15%, 3/15/2047	65,000	68,134
Procter & Gamble Co.:
1.70%, 11/3/2021	50,000	49,289
1.85%, 2/2/2021	50,000	49,777
2.30%, 2/6/2022	189,000	191,257
2.45%, 11/3/2026	50,000	48,793
2.70%, 2/2/2026	50,000	49,800
5.55%, 3/5/2037	135,000	180,526

		959,675

HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 12/15/2019	50,000	50,472
Clorox Co. 3.50%, 12/15/2024	116,000	119,851
Kimberly-Clark Corp.:
1.40%, 2/15/2019	35,000	34,921
2.40%, 3/1/2022	100,000	99,877
2.75%, 2/15/2026	50,000	49,689
3.20%, 7/30/2046	75,000	67,945
5.30%, 3/1/2041	45,000	55,137
6.63%, 8/1/2037	100,000	139,608

		617,500

HOUSEWARES — 0.1%
Newell Brands, Inc.:
2.88%, 12/1/2019	100,000	101,648
3.15%, 4/1/2021	241,000	246,842
3.85%, 4/1/2023	60,000	63,027
3.90%, 11/1/2025	50,000	51,801
4.20%, 4/1/2026	75,000	79,651
5.38%, 4/1/2036	30,000	34,838
5.50%, 4/1/2046	40,000	48,122

		625,929

INSURANCE — 0.9%
AEGON Funding Co. LLC 5.75%, 12/15/2020	8,000	8,770
Alleghany Corp. 4.90%, 9/15/2044	125,000	131,335
Allied World Assurance Co. Holdings, Ltd. 5.50%, 11/15/2020	100,000	107,856
Allstate Corp.:
3.28%, 12/15/2026	20,000	20,286
4.20%, 12/15/2046	100,000	104,965
5.95%, 4/1/2036	15,000	19,190
7.45%, 5/16/2019	50,000	54,638
American Financial Group, Inc.:
3.50%, 8/15/2026	50,000	49,525
4.50%, 6/15/2047	50,000	50,901
American International Group, Inc.:
3.30%, 3/1/2021	140,000	143,947
3.38%, 8/15/2020	8,000	8,277
3.75%, 7/10/2025	35,000	35,705
4.38%, 1/15/2055	225,000	216,747

See accompanying notes to financial statements.

183

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
4.50%, 7/16/2044	$150,000	$153,171
4.70%, 7/10/2035	50,000	53,234
4.88%, 6/1/2022	100,000	109,814
Aon Corp. 5.00%, 9/30/2020	22,000	23,704
Aon PLC:
2.80%, 3/15/2021	50,000	50,273
3.50%, 6/14/2024	100,000	101,830
4.00%, 11/27/2023	100,000	105,133
4.60%, 6/14/2044	50,000	52,752
Arch Capital Finance LLC:
4.01%, 12/15/2026	100,000	103,508
5.03%, 12/15/2046	100,000	111,774
Arch Capital Group US, Inc. 5.14%, 11/1/2043	50,000	56,075
Assurant, Inc. 4.00%, 3/15/2023	100,000	103,240
AXA SA 8.60%, 12/15/2030	100,000	142,788
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	105,000	104,155
2.00%, 8/15/2018	100,000	100,431
4.30%, 5/15/2043	50,000	53,535
Berkshire Hathaway, Inc.:
1.15%, 8/15/2018	70,000	69,700
2.20%, 3/15/2021	55,000	55,417
3.13%, 3/15/2026	355,000	359,132
3.75%, 8/15/2021	100,000	106,304
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (d)	100,000	98,939
4.70%, 6/22/2047 (d)	150,000	148,629
Chubb Corp. 6.00%, 5/11/2037	100,000	130,374
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	100,000	99,963
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	122,375
CNA Financial Corp.:
4.50%, 3/1/2026	50,000	53,630
5.88%, 8/15/2020	8,000	8,801
7.35%, 11/15/2019	100,000	111,565
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	52,095
Hartford Financial Services Group, Inc. 5.50%, 3/30/2020	10,000	10,836
Kemper Corp. 4.35%, 2/15/2025	70,000	70,697
Lincoln National Corp.:
3.35%, 3/9/2025	50,000	49,951
4.00%, 9/1/2023	100,000	105,204
6.30%, 10/9/2037	100,000	123,770
Loews Corp. 4.13%, 5/15/2043	200,000	198,636
Manulife Financial Corp.:
USD 5 year swap rate + 1.65%, 4.06%, 2/24/2032 (c)	100,000	100,807
4.15%, 3/4/2026	50,000	52,838
4.90%, 9/17/2020	18,000	19,342
5.38%, 3/4/2046	50,000	60,013
Markel Corp. 5.00%, 4/5/2046	50,000	54,389
Marsh & McLennan Cos., Inc.:
2.35%, 3/6/2020	8,000	8,045
2.75%, 1/30/2022	60,000	60,542
3.30%, 3/14/2023	100,000	102,742
3.50%, 6/3/2024	75,000	77,326
3.50%, 3/10/2025	75,000	76,904
3.75%, 3/14/2026	112,000	116,539
4.35%, 1/30/2047	40,000	42,524
Mercury General Corp. 4.40%, 3/15/2027	100,000	101,014
MetLife, Inc.:
3.60%, 11/13/2025	100,000	103,706
4.60%, 5/13/2046	100,000	110,019
4.88%, 11/13/2043	150,000	169,665
5.70%, 6/15/2035	125,000	154,249
5.88%, 2/6/2041	100,000	126,413
6.40%, 12/15/2066	150,000	173,344
7.72%, 2/15/2019	50,000	54,532
Series D, 4.37%, 9/15/2023	100,000	109,350
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	100,000	110,156
Old Republic International Corp. 4.88%, 10/1/2024	100,000	106,882
Principal Financial Group, Inc. 3.40%, 5/15/2025	50,000	50,908
Progressive Corp.:
4.13%, 4/15/2047	100,000	103,901
4.35%, 4/25/2044	200,000	214,850
Prudential Financial, Inc.:
Series MTN, 2.30%, 8/15/2018	177,000	177,977
Series MTN, 4.50%, 11/15/2020	10,000	10,713
Series MTN, 4.50%, 11/16/2021	650,000	704,281
Series MTN, 5.38%, 6/21/2020	12,000	13,084
Series MTN, 5.80%, 11/16/2041	50,000	62,299
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	60,000	60,977
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,578
Travelers Cos., Inc 4.00%, 5/30/2047	160,000	163,258
Travelers Cos., Inc.:
3.75%, 5/15/2046	50,000	48,906
3.90%, 11/1/2020	116,000	122,469
Trinity Acquisition PLC:
3.50%, 9/15/2021	50,000	51,084
4.40%, 3/15/2026	100,000	103,718
Unum Group:
4.00%, 3/15/2024	100,000	103,225
5.75%, 8/15/2042	50,000	59,392
Voya Financial, Inc.:
3.65%, 6/15/2026	50,000	50,076
4.80%, 6/15/2046	30,000	31,207
5.70%, 7/15/2043	100,000	116,292
Willis North America, Inc. 3.60%, 5/15/2024	50,000	50,572

See accompanying notes to financial statements.

184

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
WR Berkley Corp.:
4.63%, 3/15/2022	$50,000	$53,729
4.75%, 8/1/2044	50,000	51,529
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	134,238
5.75%, 10/1/2021	100,000	111,902

		9,125,083

INTERNET — 0.2%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	300,000	302,703
3.13%, 11/28/2021	100,000	101,949
3.60%, 11/28/2024	17,000	17,496
Alphabet, Inc.:
2.00%, 8/15/2026	200,000	187,308
3.63%, 5/19/2021	100,000	106,113
Amazon.com, Inc.:
3.30%, 12/5/2021	100,000	104,239
4.80%, 12/5/2034	150,000	172,957
4.95%, 12/5/2044	125,000	148,236
Baidu, Inc. 3.50%, 11/28/2022	200,000	204,238
eBay, Inc.:
2.15%, 6/5/2020	60,000	60,001
2.20%, 8/1/2019	50,000	50,184
2.75%, 1/30/2023	100,000	99,225
3.60%, 6/5/2027	100,000	98,877
3.80%, 3/9/2022	50,000	52,283
4.00%, 7/15/2042	200,000	175,884
Expedia, Inc. 4.50%, 8/15/2024	200,000	210,930
JD.com, Inc. 3.88%, 4/29/2026 (a)	200,000	197,932
Priceline Group, Inc. 3.60%, 6/1/2026	100,000	101,214

		2,391,769

INVESTMENT COMPANY SECURITY — 0.0% (b)
Ares Capital Corp.:
3.63%, 1/19/2022	100,000	101,185
3.88%, 1/15/2020	44,000	44,980
FS Investment Corp. 4.25%, 1/15/2020	60,000	61,122

		207,287

IRON/STEEL — 0.1%
Vale Overseas, Ltd.:
4.38%, 1/11/2022	350,000	356,608
5.63%, 9/15/2019	50,000	52,953
6.25%, 8/10/2026	50,000	54,097
6.88%, 11/21/2036	180,000	193,140
6.88%, 11/10/2039	165,000	176,786

		833,584

IT SERVICES — 0.7%
Apple, Inc.:
1.55%, 2/8/2019	100,000	100,024
1.70%, 2/22/2019	185,000	185,486
1.80%, 5/11/2020	100,000	99,915
1.90%, 2/7/2020	100,000	100,214
2.00%, 5/6/2020	150,000	150,708
2.10%, 5/6/2019	146,000	147,369
2.25%, 2/23/2021	100,000	100,657
2.30%, 5/11/2022	100,000	99,839
2.40%, 5/3/2023	175,000	173,588
2.45%, 8/4/2026	200,000	191,548
2.50%, 2/9/2022	100,000	100,853
2.50%, 2/9/2025	150,000	146,532
2.70%, 5/13/2022	115,000	117,040
2.85%, 5/6/2021	250,000	256,607
2.85%, 2/23/2023	100,000	101,651
3.00%, 2/9/2024	65,000	65,935
3.00%, 6/20/2027	65,000	64,738
3.20%, 5/13/2025	50,000	51,069
3.20%, 5/11/2027	62,000	62,673
3.25%, 2/23/2026	55,000	55,997
3.35%, 2/9/2027	150,000	153,435
3.45%, 5/6/2024	250,000	260,225
3.85%, 5/4/2043	225,000	224,613
3.85%, 8/4/2046	165,000	164,748
4.25%, 2/9/2047	25,000	26,583
4.38%, 5/13/2045	65,000	70,259
4.65%, 2/23/2046	120,000	134,776
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (d)	285,000	291,734
4.42%, 6/15/2021 (d)	300,000	316,291
5.45%, 6/15/2023 (d)	100,000	108,811
6.02%, 6/15/2026 (d)	25,000	27,594
8.10%, 7/15/2036 (d)	165,000	207,039
8.35%, 7/15/2046 (d)	70,000	90,285
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	100,000	103,029
4.40%, 10/15/2022	100,000	106,013
4.90%, 10/15/2025	50,000	52,454
6.20%, 10/15/2035	115,000	124,305
6.35%, 10/15/2045	100,000	105,555
HP Enterprise Services LLC 7.45%, 10/15/2029	165,000	200,736
HP, Inc.:
4.05%, 9/15/2022	122,000	128,445
4.30%, 6/1/2021	100,000	106,176
4.65%, 12/9/2021	203,000	219,053
International Business Machines Corp.:
1.80%, 5/17/2019	100,000	100,181
1.90%, 1/27/2020	100,000	100,049
1.95%, 2/12/2019 (a)	50,000	50,256
2.25%, 2/19/2021	100,000	100,431
2.50%, 1/27/2022	100,000	100,915
3.45%, 2/19/2026 (a)	150,000	153,534
3.63%, 2/12/2024	125,000	130,714
4.00%, 6/20/2042	100,000	101,961
5.88%, 11/29/2032	70,000	88,392
6.22%, 8/1/2027	200,000	250,166
7.00%, 10/30/2025	100,000	127,748
NetApp, Inc. 3.38%, 6/15/2021	50,000	51,280
Seagate HDD Cayman:
3.75%, 11/15/2018	196,000	200,490
4.25%, 3/1/2022 (d)	100,000	101,689
4.88%, 3/1/2024 (d)	100,000	101,975
5.75%, 12/1/2034	125,000	124,235

		7,478,618

See accompanying notes to financial statements.

185

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
LEISURE TIME — 0.0% (b)
Carnival Corp. 3.95%, 10/15/2020	$67,000	$70,838
Harley-Davidson, Inc.:
3.50%, 7/28/2025	50,000	51,136
4.63%, 7/28/2045	50,000	52,154

		174,128

LODGING — 0.1%
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	27,280
Marriott International, Inc.:
3.38%, 10/15/2020	125,000	128,998
3.75%, 10/1/2025	150,000	154,258
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	90,000	92,547
4.50%, 4/1/2027	105,000	107,886

		510,969

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 1.35%, 5/18/2019	100,000	99,138
Series MTN, 1.90%, 3/22/2019	100,000	100,251
Series MTN, 2.00%, 3/5/2020	210,000	209,641
Series MTN, 2.10%, 1/10/2020	25,000	25,071
Series MTN, 2.40%, 6/6/2022	100,000	99,747
Series MTN, 7.15%, 2/15/2019	180,000	194,918
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	141,263
3.80%, 8/15/2042	100,000	100,173
6.05%, 8/15/2036	165,000	212,899

		1,183,101

MACHINERY-DIVERSIFIED — 0.2%
Cummins, Inc. 4.88%, 10/1/2043	100,000	113,636
Deere & Co.:
2.60%, 6/8/2022	201,000	203,438
3.90%, 6/9/2042	100,000	104,349
5.38%, 10/16/2029	75,000	90,734
Flowserve Corp. 4.00%, 11/15/2023	43,000	44,613
John Deere Capital Corp.:
Series MTN, 1.60%, 7/13/2018	100,000	100,075
Series MTN, 1.95%, 12/13/2018	121,000	121,466
Series MTN, 2.05%, 3/10/2020	114,000	114,434
Series MTN, 2.38%, 7/14/2020	150,000	151,772
Series MTN, 2.65%, 6/24/2024	100,000	99,553
Series MTN, 2.80%, 3/4/2021	150,000	153,036
Series MTN, 2.80%, 3/6/2023	50,000	50,546
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	99,497
Roper Technologies, Inc.:
2.05%, 10/1/2018	100,000	100,145
2.80%, 12/15/2021	150,000	151,185
3.00%, 12/15/2020	50,000	51,167
3.80%, 12/15/2026	55,000	56,532
3.85%, 12/15/2025	25,000	25,783
Wabtec Corp. 3.45%, 11/15/2026 (d)	50,000	49,332
Xylem, Inc.:
3.25%, 11/1/2026	55,000	54,829
4.38%, 11/1/2046	25,000	25,821

		1,961,943

MEDIA — 0.9%
21st Century Fox America, Inc.:
3.70%, 9/15/2024	108,000	112,537
3.70%, 10/15/2025	20,000	20,597
4.50%, 2/15/2021	150,000	160,655
4.75%, 9/15/2044	100,000	106,122
4.95%, 10/15/2045	46,000	50,138
6.15%, 3/1/2037	165,000	206,001
6.40%, 12/15/2035	150,000	189,860
6.65%, 11/15/2037	100,000	131,881
Series WI, 3.38%, 11/15/2026	30,000	30,003
Series WI, 4.75%, 11/15/2046	25,000	26,623
CBS Corp.:
2.30%, 8/15/2019	100,000	100,376
4.85%, 7/1/2042	105,000	109,800
7.88%, 7/30/2030	254,000	348,620
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	55,000	56,859
4.46%, 7/23/2022	100,000	106,677
4.91%, 7/23/2025	77,000	83,184
5.38%, 5/1/2047 (d)	100,000	105,920
6.38%, 10/23/2035	70,000	83,135
6.48%, 10/23/2045	460,000	553,513
6.83%, 10/23/2055	50,000	61,442
Comcast Corp.:
1.63%, 1/15/2022	50,000	48,569
2.35%, 1/15/2027	40,000	37,552
2.75%, 3/1/2023	370,000	373,352
3.00%, 2/1/2024	100,000	101,406
3.15%, 3/1/2026	170,000	170,988
3.20%, 7/15/2036	50,000	46,671
3.30%, 2/1/2027	100,000	101,386
3.38%, 8/15/2025	45,000	46,197
4.20%, 8/15/2034	83,000	87,917
4.25%, 1/15/2033	50,000	53,169
4.40%, 8/15/2035	38,000	41,268
4.50%, 1/15/2043	340,000	363,967
4.65%, 7/15/2042	170,000	186,242
6.40%, 5/15/2038	30,000	39,959
6.95%, 8/15/2037	20,000	28,151
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	101,045
4.38%, 6/15/2021	128,000	135,098
6.35%, 6/1/2040	200,000	220,288
NBCUniversal Media LLC:
2.88%, 1/15/2023	170,000	172,545
4.38%, 4/1/2021	150,000	161,703
5.15%, 4/30/2020	155,000	168,766
Scripps Networks Interactive, Inc.:
3.50%, 6/15/2022	100,000	102,869
3.90%, 11/15/2024	50,000	51,800
Thomson Reuters Corp.:
3.35%, 5/15/2026	215,000	214,529
4.70%, 10/15/2019	100,000	105,190
5.85%, 4/15/2040	115,000	133,988

See accompanying notes to financial statements.

186

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Time Warner Cable LLC:
4.00%, 9/1/2021	$100,000	$104,588
4.50%, 9/15/2042	100,000	95,442
5.50%, 9/1/2041	270,000	290,393
6.75%, 7/1/2018	400,000	418,588
Time Warner, Inc.:
2.95%, 7/15/2026	185,000	175,245
3.55%, 6/1/2024	100,000	101,391
3.80%, 2/15/2027	35,000	35,196
3.88%, 1/15/2026	100,000	101,680
4.00%, 1/15/2022	203,000	213,860
4.85%, 7/15/2045	50,000	51,473
4.88%, 3/15/2020	270,000	288,085
4.90%, 6/15/2042	100,000	102,831
7.70%, 5/1/2032	60,000	83,756
Viacom, Inc.:
3.13%, 6/15/2022	50,000	50,057
3.45%, 10/4/2026	100,000	96,369
3.88%, 12/15/2021	359,000	373,830
4.38%, 3/15/2043	45,000	40,001
Walt Disney Co.:
2.75%, 8/16/2021	100,000	102,227
3.00%, 2/13/2026	100,000	100,256
4.38%, 8/16/2041	200,000	218,020
Series GMTN, 1.85%, 5/30/2019	200,000	200,822
Series GMTN, 4.13%, 6/1/2044	100,000	104,897
Series MTN, 0.88%, 7/12/2019	20,000	19,686
Series MTN, 1.85%, 7/30/2026	30,000	27,355
Series MTN, 2.35%, 12/1/2022	50,000	50,112
Series MTN, 2.95%, 6/15/2027	100,000	99,366
Series MTN, 3.00%, 7/30/2046	25,000	21,825
Series MTN, 3.75%, 6/1/2021	100,000	106,018

		9,611,927

METAL FABRICATE & HARDWARE — 0.0% (b)
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	99,607
Timken Co. 3.88%, 9/1/2024	70,000	69,717

		169,324

MINING — 0.2%
Barrick Gold Corp.:
4.10%, 5/1/2023	32,000	34,652
5.25%, 4/1/2042	100,000	113,169
Barrick North America Finance LLC:
4.40%, 5/30/2021	49,000	52,790
5.70%, 5/30/2041	100,000	117,902
5.75%, 5/1/2043	170,000	205,591
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	118,000	120,281
3.85%, 9/30/2023	170,000	180,849
5.00%, 9/30/2043	170,000	195,951
Goldcorp, Inc. 5.45%, 6/9/2044	200,000	222,724
Newmont Mining Corp.:
3.50%, 3/15/2022	130,000	134,646
4.88%, 3/15/2042	135,000	142,713
5.88%, 4/1/2035	100,000	116,708
6.25%, 10/1/2039	100,000	122,898
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	128,000	131,186
Southern Copper Corp.:
3.88%, 4/23/2025	120,000	123,116
5.25%, 11/8/2042	220,000	220,288

		2,235,464

MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
Series MTN, 1.38%, 8/7/2018	50,000	49,960
Series MTN, 2.00%, 8/7/2020	50,000	50,312
Series MTN, 3.00%, 8/7/2025	150,000	151,734
Series MTN, 3.88%, 6/15/2044	50,000	51,187
Carlisle Cos., Inc. 3.75%, 11/15/2022	100,000	101,063
Crane Co. 4.45%, 12/15/2023	50,000	52,598
Dover Corp. 4.30%, 3/1/2021	100,000	106,185
Eaton Corp.:
4.00%, 11/2/2032	140,000	145,134
4.15%, 11/2/2042	115,000	118,089
General Electric Co.:
2.70%, 10/9/2022	161,000	163,570
4.13%, 10/9/2042	6,000	6,314
4.50%, 3/11/2044	125,000	138,887
Hexcel Corp.:
3.95%, 2/15/2027	100,000	102,378
4.70%, 8/15/2025	25,000	26,755
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	125,000	121,960
3.90%, 9/1/2042	120,000	124,874
4.88%, 9/15/2041	100,000	116,840
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	200,000	211,044
Parker-Hannifin Corp.:
3.25%, 3/1/2027 (d)	60,000	60,635
4.10%, 3/1/2047 (d)	40,000	41,697
Series MTN, 4.20%, 11/21/2034	70,000	74,364
Textron, Inc.:
3.65%, 3/15/2027	100,000	100,784
3.88%, 3/1/2025	55,000	56,614
Tyco Electronics Group SA 3.70%, 2/15/2026	100,000	103,341

		2,276,319

MULTI-NATIONAL — 0.4%
European Bank for Reconstruction & Development 1.63%, 11/15/2018	200,000	200,396
European Investment Bank:
1.75%, 6/17/2019	1,000,000	1,004,010
1.88%, 3/15/2019	150,000	150,829
2.50%, 4/15/2021	200,000	204,218
2.50%, 10/15/2024 (a)	700,000	708,743
Series MTN, 1.25%, 5/15/2019	650,000	646,451
Inter-American Development Bank 1.25%, 10/15/2019	300,000	297,777
International Bank for Reconstruction & Development: 2.13%, 11/1/2020	200,000	202,172
Series GDIF, 2.50%, 11/25/2024	100,000	101,252
Series GMTN, 4.75%, 2/15/2035	650,000	816,023

		4,331,871

See accompanying notes to financial statements.

187

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.0% (b)
Pitney Bowes, Inc. 3.88%, 5/15/2022	$100,000	$99,998

OIL & GAS — 1.9%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031	200,000	250,130
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,263
5.55%, 3/15/2026 (a)	250,000	277,745
6.45%, 9/15/2036	100,000	117,679
6.60%, 3/15/2046	35,000	42,910
Apache Corp.:
3.25%, 4/15/2022	350,000	355,162
4.75%, 4/15/2043	70,000	70,208
5.10%, 9/1/2040	120,000	124,973
BP Capital Markets PLC:
1.68%, 5/3/2019	20,000	19,928
2.24%, 5/10/2019	100,000	100,673
2.24%, 9/26/2018	300,000	301,647
2.32%, 2/13/2020	100,000	100,861
2.75%, 5/10/2023	250,000	248,778
3.12%, 5/4/2026	25,000	24,723
3.22%, 11/28/2023	100,000	101,582
3.25%, 5/6/2022	142,000	146,050
3.51%, 3/17/2025	150,000	153,326
3.56%, 11/1/2021	100,000	104,499
3.72%, 11/28/2028	60,000	61,495
4.74%, 3/11/2021	200,000	217,202
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	50,000	49,578
3.85%, 6/1/2027	50,000	49,603
6.25%, 3/15/2038	105,000	123,157
6.50%, 2/15/2037	250,000	296,515
Series GMTN, 4.95%, 6/1/2047	25,000	25,358
Cenovus Energy, Inc.:
3.00%, 8/15/2022	55,000	52,784
4.25%, 4/15/2027 (d)	100,000	95,485
4.45%, 9/15/2042	125,000	102,987
5.25%, 6/15/2037 (d)	35,000	32,736
5.40%, 6/15/2047 (d)	100,000	93,456
5.70%, 10/15/2019	80,000	84,400
Chevron Corp.:
1.56%, 5/16/2019	100,000	99,696
1.79%, 11/16/2018	100,000	100,270
1.96%, 3/3/2020	118,000	118,330
2.10%, 5/16/2021	100,000	99,612
2.41%, 3/3/2022	50,000	50,167
2.42%, 11/17/2020	100,000	101,250
2.43%, 6/24/2020	211,000	213,618
2.57%, 5/16/2023	100,000	100,202
2.95%, 5/16/2026	100,000	99,332
3.19%, 6/24/2023	87,000	90,038
3.33%, 11/17/2025 (a)	150,000	153,795
Cimarex Energy Co. 3.90%, 5/15/2027	80,000	80,439
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	200,000	197,590
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	250,000	248,043
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/2024	200,000	210,124
ConocoPhillips:
5.75%, 2/1/2019	85,000	89,990
5.90%, 10/15/2032	100,000	119,797
ConocoPhillips Co.:
2.20%, 5/15/2020 (a)	85,000	85,208
3.35%, 11/15/2024	200,000	203,896
3.35%, 5/15/2025 (a)	155,000	157,224
4.15%, 11/15/2034	100,000	100,761
4.95%, 3/15/2026	200,000	222,390
ConocoPhillips Holding Co. 6.95%, 4/15/2029	95,000	122,377
Devon Energy Corp. 7.95%, 4/15/2032	200,000	260,744
Devon Financing Co. LLC 7.88%, 9/30/2031	50,000	64,862
Ecopetrol SA:
4.13%, 1/16/2025	170,000	166,687
5.88%, 9/18/2023	100,000	109,260
5.88%, 5/28/2045	200,000	183,204
7.63%, 7/23/2019	175,000	193,336
Encana Corp. 3.90%, 11/15/2021	300,000	305,250
EOG Resources, Inc.:
3.90%, 4/1/2035	100,000	97,308
4.10%, 2/1/2021	100,000	105,353
4.15%, 1/15/2026	50,000	52,621
5.63%, 6/1/2019	129,000	137,520
EQT Corp. 8.13%, 6/1/2019	100,000	110,276
Exxon Mobil Corp.:
1.71%, 3/1/2019	100,000	100,240
1.82%, 3/15/2019	100,000	100,366
1.91%, 3/6/2020	108,000	108,289
2.22%, 3/1/2021	328,000	330,083
2.71%, 3/6/2025	100,000	99,414
2.73%, 3/1/2023	88,000	88,949
3.04%, 3/1/2026	100,000	100,720
3.18%, 3/15/2024	100,000	102,909
3.57%, 3/6/2045	45,000	43,397
4.11%, 3/1/2046	65,000	68,507
Hess Corp.:
4.30%, 4/1/2027	100,000	97,929
5.60%, 2/15/2041	143,000	140,282
5.80%, 4/1/2047	100,000	100,957
7.88%, 10/1/2029	100,000	120,238
HollyFrontier Corp. 5.88%, 4/1/2026	100,000	106,040
Husky Energy, Inc. 3.95%, 4/15/2022	251,000	261,936
Marathon Oil Corp.:
2.70%, 6/1/2020	100,000	99,094
2.80%, 11/1/2022	74,000	71,238
6.80%, 3/15/2032	100,000	111,278
Marathon Petroleum Corp.:
5.13%, 3/1/2021	100,000	108,214
6.50%, 3/1/2041	49,000	56,560
Nabors Industries, Inc.:
4.63%, 9/15/2021	140,000	134,502
5.50%, 1/15/2023 (d)	155,000	146,793

See accompanying notes to financial statements.

188

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Nexen Energy ULC:
5.88%, 3/10/2035	$200,000	$238,656
6.40%, 5/15/2037	175,000	223,473
Noble Energy, Inc.:
3.90%, 11/15/2024	300,000	307,284
5.25%, 11/15/2043	125,000	129,596
Occidental Petroleum Corp.:
3.00%, 2/15/2027	50,000	48,740
3.40%, 4/15/2026	100,000	100,717
4.10%, 2/15/2047	50,000	49,868
Series 1, 4.10%, 2/1/2021	100,000	105,683
Petro-Canada 5.95%, 5/15/2035	100,000	119,000
Petroleos Mexicanos:
2.38%, 4/15/2025	76,000	75,049
3.50%, 7/18/2018	100,000	101,146
4.50%, 1/23/2026	275,000	267,069
4.63%, 9/21/2023	150,000	151,535
4.88%, 1/24/2022	350,000	359,702
4.88%, 1/18/2024	200,000	202,356
5.50%, 1/21/2021	200,000	209,298
5.50%, 6/27/2044	40,000	35,272
5.63%, 1/23/2046	275,000	243,994
6.38%, 2/4/2021	100,000	108,271
6.38%, 1/23/2045	100,000	97,527
6.50%, 6/2/2041	150,000	149,343
6.63%, 6/15/2035	215,000	222,366
6.75%, 9/21/2047	229,000	230,974
6.88%, 8/4/2026	100,000	110,689
8.00%, 5/3/2019	100,000	109,406
Phillips 66:
4.30%, 4/1/2022	100,000	107,062
4.88%, 11/15/2044	75,000	80,321
5.88%, 5/1/2042	150,000	180,541
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	50,000	51,408
4.45%, 1/15/2026	50,000	53,063
Sasol Financing International, Ltd. 4.50%, 11/14/2022	100,000	102,256
Shell International Finance B.V.:
1.38%, 9/12/2019	100,000	99,126
1.63%, 11/10/2018	250,000	249,932
1.75%, 9/12/2021	100,000	98,043
1.88%, 5/10/2021	150,000	148,144
2.00%, 11/15/2018	428,000	429,759
2.13%, 5/11/2020	100,000	100,478
2.25%, 11/10/2020	100,000	100,673
2.50%, 9/12/2026	100,000	95,539
2.88%, 5/10/2026	108,000	106,469
3.25%, 5/11/2025	150,000	152,916
3.63%, 8/21/2042	200,000	187,238
3.75%, 9/12/2046	100,000	94,959
4.00%, 5/10/2046	100,000	99,097
4.13%, 5/11/2035	63,000	65,562
4.38%, 5/11/2045	100,000	104,217
4.55%, 8/12/2043	100,000	107,010
6.38%, 12/15/2038	20,000	26,584
Statoil ASA:
2.90%, 11/8/2020	120,000	122,658
3.15%, 1/23/2022	100,000	102,766
3.25%, 11/10/2024	176,000	179,384
5.10%, 8/17/2040	125,000	143,891
5.25%, 4/15/2019	168,000	177,715
7.75%, 6/15/2023	200,000	252,190
Tesoro Corp.:
4.75%, 12/15/2023 (d)	50,000	53,930
5.13%, 12/15/2026 (d)	50,000	54,410
Total Capital International SA:
2.13%, 1/10/2019	150,000	150,824
2.75%, 6/19/2021	100,000	102,017
2.88%, 2/17/2022	30,000	30,548
3.70%, 1/15/2024	100,000	105,104
3.75%, 4/10/2024	100,000	105,416
Total Capital SA 4.45%, 6/24/2020	59,000	63,142
Valero Energy Corp.:
4.90%, 3/15/2045	100,000	104,230
6.13%, 2/1/2020	181,000	198,481
6.63%, 6/15/2037	100,000	123,400

		20,334,915

OIL & GAS SERVICES — 0.1%
Baker Hughes, Inc.:
3.20%, 8/15/2021	43,000	44,134
5.13%, 9/15/2040	100,000	114,002
Halliburton Co.:
3.80%, 11/15/2025	195,000	199,775
4.85%, 11/15/2035	50,000	53,156
5.00%, 11/15/2045	42,000	44,760
7.45%, 9/15/2039	100,000	136,838
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	243,000	234,578
3.95%, 12/1/2042	50,000	41,089
Schlumberger Investment SA 3.65%, 12/1/2023	142,000	149,214

		1,017,546

PACKAGING & CONTAINERS — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	106,436
Packaging Corp. of America 3.65%, 9/15/2024	100,000	101,963
Sonoco Products Co. 5.75%, 11/1/2040	50,000	59,200
WestRock RKT Co. 3.50%, 3/1/2020	100,000	102,573

		370,172

PHARMACEUTICALS — 1.3%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	104,152
6.00%, 4/1/2039	275,000	336,344
AbbVie, Inc.:
2.50%, 5/14/2020	150,000	151,642
2.90%, 11/6/2022	200,000	201,916
3.20%, 11/6/2022	100,000	102,267
3.60%, 5/14/2025	175,000	178,972
4.40%, 11/6/2042	275,000	282,238
4.50%, 5/14/2035	60,000	63,228
4.70%, 5/14/2045	50,000	53,200
Actavis, Inc. 3.25%, 10/1/2022	263,000	268,676

See accompanying notes to financial statements.

189

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Allergan Funding SCS:
2.45%, 6/15/2019	$45,000	$45,254
3.00%, 3/12/2020	80,000	81,690
3.80%, 3/15/2025	55,000	56,894
4.55%, 3/15/2035	175,000	186,755
4.75%, 3/15/2045	190,000	204,964
Allergan, Inc. 2.80%, 3/15/2023	100,000	99,037
AmerisourceBergen Corp. 3.40%, 5/15/2024	100,000	102,656
AstraZeneca PLC:
1.95%, 9/18/2019	100,000	100,229
2.38%, 11/16/2020	100,000	100,798
2.38%, 6/12/2022	200,000	199,810
3.13%, 6/12/2027	200,000	198,718
3.38%, 11/16/2025	100,000	102,088
4.00%, 9/18/2042	121,000	122,765
4.38%, 11/16/2045	45,000	48,317
Baxalta, Inc.:
3.60%, 6/23/2022	50,000	51,755
4.00%, 6/23/2025	150,000	156,484
5.25%, 6/23/2045	25,000	29,313
Bristol-Myers Squibb Co.:
3.25%, 11/1/2023	50,000	51,702
3.25%, 2/27/2027	100,000	101,021
3.25%, 8/1/2042	70,000	63,699
4.50%, 3/1/2044	144,000	159,322
Cardinal Health, Inc.:
2.40%, 11/15/2019	200,000	201,170
4.50%, 11/15/2044	100,000	102,459
Eli Lilly & Co.:
2.35%, 5/15/2022	25,000	25,086
2.75%, 6/1/2025	85,000	84,562
3.10%, 5/15/2027	49,000	49,395
3.95%, 5/15/2047	36,000	37,262
5.50%, 3/15/2027	100,000	120,160
Express Scripts Holding Co.:
2.25%, 6/15/2019	150,000	150,428
3.00%, 7/15/2023	100,000	99,820
3.40%, 3/1/2027	40,000	38,961
3.90%, 2/15/2022	271,000	283,404
4.80%, 7/15/2046	35,000	35,776
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	50,000	53,585
6.38%, 5/15/2038	155,000	212,392
Johnson & Johnson:
1.13%, 3/1/2019	65,000	64,626
1.65%, 3/1/2021	100,000	99,000
1.88%, 12/5/2019	100,000	100,592
2.25%, 3/3/2022	100,000	100,614
2.45%, 3/1/2026	100,000	97,525
2.95%, 3/3/2027	100,000	101,479
3.55%, 5/15/2021	250,000	264,372
3.63%, 3/3/2037	64,000	66,992
3.70%, 3/1/2046	55,000	56,464
3.75%, 3/3/2047	100,000	103,948
4.85%, 5/15/2041	100,000	120,477
McKesson Corp.:
2.85%, 3/15/2023	100,000	99,809
4.75%, 3/1/2021	100,000	107,264
Mead Johnson Nutrition Co.:
3.00%, 11/15/2020	30,000	30,762
4.13%, 11/15/2025	130,000	139,811
Medco Health Solutions, Inc. 4.13%, 9/15/2020	100,000	104,662
Merck & Co., Inc.:
1.85%, 2/10/2020	100,000	100,187
2.35%, 2/10/2022	100,000	100,812
2.75%, 2/10/2025	60,000	59,735
2.80%, 5/18/2023	250,000	254,645
3.60%, 9/15/2042	50,000	48,807
3.88%, 1/15/2021	150,000	158,935
4.15%, 5/18/2043	100,000	106,664
6.55%, 9/15/2037	100,000	136,592
Merck Sharp & Dohme Corp. 5.00%, 6/30/2019	150,000	159,457
Mylan NV:
2.50%, 6/7/2019	60,000	60,488
3.00%, 12/15/2018	30,000	30,411
3.15%, 6/15/2021	200,000	203,466
3.75%, 12/15/2020	50,000	51,948
3.95%, 6/15/2026	100,000	101,423
5.25%, 6/15/2046	65,000	71,042
Mylan, Inc. 4.20%, 11/29/2023	50,000	52,398
Novartis Capital Corp.:
3.00%, 11/20/2025	100,000	101,041
3.40%, 5/6/2024	100,000	104,378
4.00%, 11/20/2045	100,000	104,517
4.40%, 5/6/2044	335,000	373,146
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	300,000	315,783
Pfizer, Inc.:
1.45%, 6/3/2019	165,000	164,330
1.70%, 12/15/2019	88,000	88,088
1.95%, 6/3/2021	100,000	99,827
2.10%, 5/15/2019	100,000	100,890
2.75%, 6/3/2026	170,000	167,345
3.00%, 12/15/2026	100,000	100,354
3.40%, 5/15/2024	266,000	278,662
4.00%, 12/15/2036	150,000	159,022
4.13%, 12/15/2046	135,000	143,016
Sanofi 4.00%, 3/29/2021	125,000	132,961
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	200,000	199,078
2.40%, 9/23/2021	150,000	148,480
2.88%, 9/23/2023	150,000	148,534
3.20%, 9/23/2026	150,000	146,946
Teva Pharmaceutical Finance IV B.V. 3.65%, 11/10/2021	100,000	103,073
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	149,844
Teva Pharmaceutical Finance Netherlands III B.V.:
1.40%, 7/20/2018	50,000	49,792
1.70%, 7/19/2019	55,000	54,501
2.20%, 7/21/2021	125,000	122,637
2.80%, 7/21/2023	295,000	287,357
3.15%, 10/1/2026	70,000	66,515
4.10%, 10/1/2046	240,000	220,615

See accompanying notes to financial statements.

190

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Wyeth LLC 5.95%, 4/1/2037	$210,000	$270,898
Zoetis, Inc.:
3.25%, 2/1/2023	42,000	43,082
3.45%, 11/13/2020	25,000	25,862
4.50%, 11/13/2025	50,000	54,771
4.70%, 2/1/2043	60,000	65,282

		13,446,400

PIPELINES — 1.0%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	70,000	69,376
4.45%, 7/15/2027	70,000	71,523
5.95%, 6/1/2026	50,000	55,724
Buckeye Partners L.P.:
2.65%, 11/15/2018	100,000	100,509
3.95%, 12/1/2026	40,000	39,648
4.15%, 7/1/2023	75,000	77,447
4.88%, 2/1/2021	14,000	14,838
Columbia Pipeline Group, Inc.:
3.30%, 6/1/2020	50,000	51,214
4.50%, 6/1/2025	75,000	79,860
5.80%, 6/1/2045	50,000	59,434
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	100,000	99,220
4.40%, 3/15/2027	100,000	100,661
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025	200,000	227,870
Series B, 7.50%, 4/15/2038	100,000	125,740
Enbridge, Inc.:
2.90%, 7/15/2022 (g)	100,000	100,041
3.70%, 7/15/2027 (g)	100,000	99,985
4.25%, 12/1/2026	100,000	104,245
5.50%, 12/1/2046	100,000	113,200
Energy Transfer L.P.:
4.05%, 3/15/2025	200,000	200,228
4.15%, 10/1/2020	64,000	66,468
4.20%, 4/15/2027 (a)	100,000	99,808
4.75%, 1/15/2026	50,000	52,103
5.15%, 3/15/2045	80,000	77,470
5.30%, 4/15/2047	100,000	99,521
6.13%, 12/15/2045	100,000	108,726
6.50%, 2/1/2042	100,000	111,658
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	60,000	62,171
5.45%, 6/1/2047	150,000	150,607
Enterprise Products Operating LLC:
2.85%, 4/15/2021	30,000	30,298
3.70%, 2/15/2026	100,000	101,758
3.75%, 2/15/2025	75,000	77,200
3.95%, 2/15/2027 (a)	20,000	20,744
4.90%, 5/15/2046	170,000	183,236
4.95%, 10/15/2054	170,000	176,480
5.20%, 9/1/2020	162,000	175,825
5.70%, 2/15/2042	50,000	58,468
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	65,722
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	100,000	102,426
3.95%, 9/1/2022	283,000	291,991
4.25%, 9/1/2024	250,000	258,247
5.50%, 3/1/2044	15,000	15,549
5.63%, 9/1/2041	50,000	51,743
5.80%, 3/15/2035	175,000	187,418
6.50%, 9/1/2039	175,000	198,898
Kinder Morgan, Inc.:
4.30%, 6/1/2025	100,000	103,719
5.55%, 6/1/2045	200,000	212,014
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	55,278
MPLX L.P.:
4.13%, 3/1/2027	65,000	65,422
4.88%, 12/1/2024	215,000	229,037
5.20%, 3/1/2047	65,000	67,007
5.50%, 2/15/2023	125,000	128,801
ONEOK Partners L.P.:
3.80%, 3/15/2020	50,000	51,461
4.90%, 3/15/2025	100,000	107,094
6.13%, 2/1/2041	100,000	113,993
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	50,000	48,583
4.90%, 10/1/2046	50,000	49,371
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	250,000	242,600
4.30%, 1/31/2043	100,000	86,043
4.50%, 12/15/2026	50,000	50,792
4.65%, 10/15/2025	100,000	102,609
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028 (d)	45,000	45,403
5.63%, 2/1/2021	285,000	310,430
5.63%, 3/1/2025	225,000	247,830
5.75%, 5/15/2024	125,000	139,288
Spectra Energy Capital LLC 8.00%, 10/1/2019	175,000	199,407
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	65,000	63,594
4.50%, 3/15/2045	30,000	29,565
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	100,000	98,097
4.25%, 4/1/2024	60,000	61,353
4.40%, 4/1/2021	50,000	52,544
5.35%, 5/15/2045	100,000	98,548
5.95%, 12/1/2025	50,000	56,158
TC PipeLines L.P.:
3.90%, 5/25/2027	40,000	40,000
4.38%, 3/13/2025	50,000	51,933
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	256,686
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	99,878
3.80%, 10/1/2020	11,000	11,522
4.63%, 3/1/2034	170,000	186,294
4.88%, 1/15/2026	100,000	111,751
6.10%, 6/1/2040	200,000	256,162
6.50%, 8/15/2018	70,000	73,494
7.63%, 1/15/2039	100,000	145,924

See accompanying notes to financial statements.

191

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Valero Energy Partners L.P. 4.38%, 12/15/2026	$115,000	$117,709
Western Gas Partners L.P.:
2.60%, 8/15/2018	100,000	100,270
4.65%, 7/1/2026	50,000	52,189
5.45%, 4/1/2044	50,000	52,311
Williams Partners L.P.:
3.35%, 8/15/2022	131,000	131,717
3.60%, 3/15/2022	89,000	90,951
3.75%, 6/15/2027	100,000	99,306
3.90%, 1/15/2025	65,000	65,757
4.00%, 11/15/2021	75,000	78,049
4.00%, 9/15/2025	100,000	101,750
4.30%, 3/4/2024	200,000	208,610
4.90%, 1/15/2045	120,000	120,245
5.10%, 9/15/2045	200,000	207,204
5.25%, 3/15/2020	88,000	94,680
6.30%, 4/15/2040	35,000	40,601

		10,526,332

REAL ESTATE — 0.0% (b)
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	50,000	52,329
CBRE Services, Inc. 4.88%, 3/1/2026	100,000	106,745
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	50,000	53,123
Prologis L.P. 3.35%, 2/1/2021	100,000	103,182

		315,379

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc.:
3.95%, 1/15/2027	50,000	50,907
4.30%, 1/15/2026	50,000	51,943
4.50%, 7/30/2029	45,000	47,580
American Tower Corp.:
2.25%, 1/15/2022	50,000	48,877
3.13%, 1/15/2027	50,000	47,962
3.40%, 2/15/2019	100,000	102,058
3.45%, 9/15/2021	175,000	180,833
4.00%, 6/1/2025	100,000	102,963
5.00%, 2/15/2024	90,000	99,004
5.90%, 11/1/2021	100,000	112,470
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	50,000	48,758
Series GMTN, 3.45%, 6/1/2025	100,000	101,735
Series GMTN, 3.50%, 11/15/2024	100,000	102,193
Series MTN, 3.35%, 5/15/2027	50,000	50,041
Series MTN, 4.15%, 7/1/2047	100,000	101,418
Boston Properties L.P.:
2.75%, 10/1/2026	50,000	47,178
3.65%, 2/1/2026	115,000	116,579
4.13%, 5/15/2021	200,000	210,988
5.63%, 11/15/2020	89,000	97,634
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	97,765
3.88%, 8/15/2022	30,000	30,715
3.90%, 3/15/2027	100,000	97,479
4.13%, 6/15/2026	50,000	49,706
CBL & Associates L.P.:
5.25%, 12/1/2023	50,000	48,789
5.95%, 12/15/2026 (a)	85,000	84,072
Columbia Property Trust Operating Partnership L.P. 3.65%, 8/15/2026	50,000	48,506
Corporate Office Properties L.P. 3.70%, 6/15/2021	50,000	51,146
Crown Castle International Corp.:
2.25%, 9/1/2021	55,000	54,002
3.40%, 2/15/2021	155,000	159,258
4.00%, 3/1/2027	55,000	56,712
4.45%, 2/15/2026	65,000	68,978
4.75%, 5/15/2047	25,000	25,578
CubeSmart L.P. 4.38%, 12/15/2023	65,000	68,600
DDR Corp.:
3.38%, 5/15/2023	100,000	96,868
4.70%, 6/1/2027	35,000	35,134
Digital Realty Trust L.P.:
3.63%, 10/1/2022	100,000	102,385
5.88%, 2/1/2020	18,000	19,446
Duke Realty L.P.:
3.25%, 6/30/2026	30,000	29,483
3.75%, 12/1/2024	125,000	128,156
EPR Properties:
4.50%, 4/1/2025	100,000	101,038
4.50%, 6/1/2027	100,000	100,470
5.75%, 8/15/2022	100,000	110,282
ERP Operating L.P.:
2.85%, 11/1/2026	105,000	100,902
3.38%, 6/1/2025	100,000	100,391
4.50%, 6/1/2045	50,000	52,857
4.75%, 7/15/2020	24,000	25,576
Essex Portfolio L.P.:
3.63%, 5/1/2027	100,000	99,802
3.88%, 5/1/2024	50,000	51,521
Federal Realty Investment Trust:
3.25%, 7/15/2027	50,000	49,250
4.50%, 12/1/2044	100,000	104,132
HCP, Inc.:
2.63%, 2/1/2020	10,000	10,061
3.88%, 8/15/2024	150,000	152,671
4.00%, 6/1/2025	150,000	153,198
4.20%, 3/1/2024	70,000	72,470
5.38%, 2/1/2021	100,000	108,916
Healthcare Trust of America Holdings L.P.:
3.38%, 7/15/2021	50,000	51,040
3.50%, 8/1/2026	40,000	38,993
Highwoods Realty L.P. 3.88%, 3/1/2027	60,000	59,881
Hospitality Properties Trust:
4.25%, 2/15/2021	50,000	52,014
4.50%, 6/15/2023	100,000	104,791
4.50%, 3/15/2025	100,000	102,673
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	50,000	53,358
Series E, 4.00%, 6/15/2025	95,000	96,246
Kilroy Realty L.P. 3.80%, 1/15/2023	100,000	102,786

See accompanying notes to financial statements.

192

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Kimco Realty Corp.:
2.70%, 3/1/2024	$50,000	$47,758
3.20%, 5/1/2021	100,000	101,659
3.80%, 4/1/2027	100,000	100,052
4.13%, 12/1/2046	50,000	46,640
Kite Realty Group L.P. 4.00%, 10/1/2026	50,000	47,388
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	48,377
4.13%, 6/15/2022	100,000	104,696
4.40%, 2/15/2024	63,000	66,539
Lifestorage L.P. 3.50%, 7/1/2026	50,000	47,759
Mid-America Apartments L.P.:
3.60%, 6/1/2027	100,000	99,768
3.75%, 6/15/2024	100,000	102,458
National Retail Properties, Inc.:
3.30%, 4/15/2023	50,000	50,346
3.60%, 12/15/2026	70,000	69,212
4.00%, 11/15/2025	65,000	66,487
Omega Healthcare Investors, Inc.:
4.50%, 1/15/2025	50,000	50,630
4.75%, 1/15/2028	100,000	100,054
Physicians Realty L.P. 4.30%, 3/15/2027	50,000	50,725
Realty Income Corp. 3.88%, 7/15/2024	60,000	61,909
Regency Centers L.P.:
3.60%, 2/1/2027	30,000	29,923
4.40%, 2/1/2047	135,000	134,313
Select Income REIT 3.60%, 2/1/2020	100,000	101,383
Senior Housing Properties Trust 3.25%, 5/1/2019	50,000	50,534
Simon Property Group L.P.:
2.35%, 1/30/2022	100,000	99,078
2.50%, 9/1/2020	50,000	50,531
2.63%, 6/15/2022	100,000	100,204
3.25%, 11/30/2026	100,000	99,341
3.38%, 6/15/2027 (a)	100,000	99,678
3.50%, 9/1/2025	50,000	50,771
4.25%, 11/30/2046	100,000	99,451
Tanger Properties L.P. 6.13%, 6/1/2020	76,000	82,990
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026	25,000	23,635
Series MTN, 4.00%, 10/1/2025	100,000	103,089
Ventas Realty L.P.:
3.75%, 5/1/2024	50,000	50,900
3.85%, 4/1/2027	100,000	100,676
4.13%, 1/15/2026	63,000	64,796
Ventas Realty L.P./Ventas Capital Corp. 2.70%, 4/1/2020	284,000	286,320
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	45,000	45,427
4.13%, 6/1/2021	25,000	26,084
4.60%, 2/6/2024	30,000	31,278
4.88%, 6/1/2026	40,000	42,261
Vornado Realty L.P. 2.50%, 6/30/2019	100,000	100,795
Welltower, Inc.:
4.25%, 4/1/2026	50,000	52,333
5.25%, 1/15/2022	100,000	109,732
Weyerhaeuser Co.:
4.63%, 9/15/2023	150,000	163,592
7.38%, 3/15/2032	50,000	68,798

		8,659,588

RETAIL — 0.9%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	70,000	74,342
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,442
4.50%, 10/1/2025	20,000	20,908
AutoZone, Inc.:
3.13%, 7/15/2023	100,000	100,436
3.13%, 4/21/2026	25,000	24,083
3.75%, 6/1/2027	100,000	100,218
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	20,000	18,777
Coach, Inc. 4.13%, 7/15/2027	100,000	99,250
Costco Wholesale Corp.:
2.30%, 5/18/2022	150,000	149,676
3.00%, 5/18/2027	150,000	149,734
CVS Health Corp.:
1.90%, 7/20/2018	146,000	146,378
2.13%, 6/1/2021	170,000	168,103
2.25%, 12/5/2018	100,000	100,620
2.80%, 7/20/2020	311,000	316,632
3.88%, 7/20/2025	256,000	266,737
4.00%, 12/5/2023	50,000	52,809
5.13%, 7/20/2045	250,000	286,693
Darden Restaurants, Inc. 3.85%, 5/1/2027	60,000	60,945
Dollar General Corp. 3.88%, 4/15/2027	100,000	102,533
Home Depot, Inc.:
2.00%, 6/15/2019	350,000	352,331
2.00%, 4/1/2021	100,000	99,779
2.25%, 9/10/2018	200,000	201,630
2.70%, 4/1/2023	286,000	290,244
3.00%, 4/1/2026	50,000	50,278
4.25%, 4/1/2046	25,000	26,848
4.40%, 3/15/2045	20,000	21,785
4.88%, 2/15/2044	50,000	57,905
5.95%, 4/1/2041	150,000	197,901
Kohl’s Corp.:
3.25%, 2/1/2023	100,000	96,096
4.25%, 7/17/2025 (a)	50,000	49,240
5.55%, 7/17/2045	50,000	45,783
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	40,000	39,578
2.50%, 4/15/2026	150,000	144,117
3.10%, 5/3/2027	150,000	149,373
4.38%, 9/15/2045	180,000	191,027
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023	114,000	104,413
3.45%, 1/15/2021	50,000	49,875

See accompanying notes to financial statements.

193

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
4.38%, 9/1/2023	$165,000	$162,147
4.50%, 12/15/2034	100,000	82,858
6.70%, 7/15/2034	50,000	51,502
McDonald’s Corp.:
Series MTN, 2.63%, 1/15/2022	100,000	100,718
Series MTN, 2.75%, 12/9/2020	145,000	147,755
Series MTN, 3.38%, 5/26/2025	100,000	102,290
Series MTN, 3.50%, 3/1/2027	100,000	101,630
Series MTN, 3.70%, 1/30/2026	60,000	62,209
Series MTN, 4.45%, 3/1/2047	100,000	105,283
Series MTN, 6.30%, 10/15/2037	100,000	130,194
Series MTN, 6.30%, 3/1/2038	125,000	160,981
Nordstrom, Inc.:
4.00%, 10/15/2021	100,000	102,867
4.00%, 3/15/2027	60,000	58,775
5.00%, 1/15/2044	100,000	95,601
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	100,000	100,581
QVC, Inc.:
4.45%, 2/15/2025	135,000	133,981
5.13%, 7/2/2022	50,000	52,784
5.45%, 8/15/2034	25,000	23,965
Starbucks Corp.:
2.10%, 2/4/2021	30,000	30,158
2.45%, 6/15/2026	100,000	96,334
2.70%, 6/15/2022	64,000	65,197
4.30%, 6/15/2045	35,000	38,241
Target Corp.:
2.50%, 4/15/2026	50,000	47,426
2.90%, 1/15/2022	271,000	278,019
3.63%, 4/15/2046	45,000	41,959
4.00%, 7/1/2042	225,000	222,581
TJX Cos., Inc. 2.50%, 5/15/2023 (a)	130,000	129,082
Wal-Mart Stores, Inc.:
2.55%, 4/11/2023	50,000	50,363
3.63%, 7/8/2020	100,000	105,141
4.00%, 4/11/2043	50,000	52,757
4.75%, 10/2/2043	150,000	175,765
5.25%, 9/1/2035	200,000	244,544
5.63%, 4/15/2041	200,000	258,376
5.88%, 4/5/2027	200,000	248,462
6.50%, 8/15/2037	347,000	488,364
Walgreen Co. 4.40%, 9/15/2042	100,000	100,530
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	100,000	103,097
3.45%, 6/1/2026	45,000	44,908
3.80%, 11/18/2024	295,000	306,263
4.65%, 6/1/2046	20,000	20,921

		9,357,128

SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.50%, 12/5/2021	30,000	30,023
3.13%, 12/5/2023	70,000	70,879
3.50%, 12/5/2026	150,000	151,230
3.90%, 12/15/2025	30,000	31,190
5.30%, 12/15/2045	50,000	57,686
Applied Materials, Inc.:
3.30%, 4/1/2027	55,000	55,857
4.35%, 4/1/2047	45,000	47,843
5.85%, 6/15/2041	140,000	177,782
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020 (d)	170,000	170,343
3.00%, 1/15/2022 (d)	170,000	171,708
3.88%, 1/15/2027 (d)	170,000	174,551
Intel Corp.:
1.70%, 5/19/2021	100,000	98,540
1.85%, 5/11/2020	100,000	100,026
2.45%, 7/29/2020	85,000	86,365
2.60%, 5/19/2026	100,000	96,794
2.88%, 5/11/2024	100,000	100,447
3.30%, 10/1/2021	143,000	149,323
3.70%, 7/29/2025	215,000	225,670
4.10%, 5/19/2046	100,000	103,285
4.10%, 5/11/2047	100,000	103,855
4.25%, 12/15/2042	150,000	159,067
4.80%, 10/1/2041	5,000	5,719
4.90%, 7/29/2045	40,000	46,410
KLA-Tencor Corp. 4.13%, 11/1/2021	86,000	90,978
Lam Research Corp.:
2.75%, 3/15/2020	6,000	6,087
2.80%, 6/15/2021	50,000	50,708
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	100,000	99,524
NVIDIA Corp.:
2.20%, 9/16/2021	30,000	29,686
3.20%, 9/16/2026	50,000	49,561
QUALCOMM, Inc.:
1.85%, 5/20/2019	60,000	60,134
2.10%, 5/20/2020	30,000	30,144
2.60%, 1/30/2023	100,000	99,679
2.90%, 5/20/2024	50,000	49,866
3.00%, 5/20/2022	185,000	189,697
3.25%, 5/20/2027	100,000	100,202
4.30%, 5/20/2047	25,000	25,513
4.65%, 5/20/2035	50,000	54,587
Texas Instruments, Inc. 1.75%, 5/1/2020	250,000	249,053
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	50,130
3.00%, 3/15/2021	100,000	102,195

		3,752,337

SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	30,000	29,762
2.60%, 6/15/2022	25,000	24,992
3.40%, 9/15/2026	50,000	50,060
3.40%, 6/15/2027	25,000	24,870
4.50%, 6/15/2047	30,000	29,937
Adobe Systems, Inc.:
3.25%, 2/1/2025	65,000	66,610
4.75%, 2/1/2020	14,000	15,020
Autodesk, Inc.:
3.13%, 6/15/2020	100,000	101,976
3.50%, 6/15/2027	50,000	49,270
4.38%, 6/15/2025	150,000	158,482

See accompanying notes to financial statements.

194

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	$50,000	$49,192
CA, Inc.:
3.60%, 8/15/2022	20,000	20,233
4.70%, 3/15/2027	100,000	102,583
Electronic Arts, Inc.:
3.70%, 3/1/2021	50,000	51,986
4.80%, 3/1/2026	50,000	54,659
Fidelity National Information Services, Inc.:
2.85%, 10/15/2018	55,000	55,661
3.50%, 4/15/2023	50,000	51,653
3.63%, 10/15/2020	60,000	62,647
4.50%, 10/15/2022	65,000	70,673
5.00%, 10/15/2025	150,000	166,185
Fiserv, Inc.:
2.70%, 6/1/2020	72,000	72,806
3.85%, 6/1/2025	50,000	52,015
Microsoft Corp.:
1.10%, 8/8/2019	40,000	39,555
1.30%, 11/3/2018	30,000	29,939
1.85%, 2/6/2020	202,000	202,505
1.85%, 2/12/2020	176,000	176,195
2.00%, 11/3/2020	294,000	294,897
2.00%, 8/8/2023	100,000	97,440
2.38%, 5/1/2023	100,000	99,442
2.40%, 2/6/2022	150,000	151,426
2.65%, 11/3/2022	150,000	152,436
2.70%, 2/12/2025	250,000	248,792
2.88%, 2/6/2024	50,000	50,820
3.00%, 10/1/2020	320,000	331,533
3.13%, 11/3/2025	275,000	280,742
3.30%, 2/6/2027	85,000	87,531
3.45%, 8/8/2036	100,000	99,968
3.50%, 2/12/2035	143,000	144,125
3.50%, 11/15/2042	100,000	98,001
3.63%, 12/15/2023	101,000	107,169
3.70%, 8/8/2046	100,000	98,805
3.75%, 2/12/2045	80,000	79,687
3.95%, 8/8/2056	100,000	99,600
4.00%, 2/12/2055	145,000	147,072
4.10%, 2/6/2037	150,000	161,919
4.20%, 11/3/2035	50,000	54,474
4.45%, 11/3/2045	50,000	55,547
4.50%, 2/6/2057	150,000	164,716
4.75%, 11/3/2055	200,000	228,216
Series 30Y, 4.25%, 2/6/2047	150,000	161,979
Oracle Corp.:
1.90%, 9/15/2021	225,000	223,052
2.40%, 9/15/2023	160,000	157,906
2.50%, 10/15/2022	149,000	149,554
2.65%, 7/15/2026	270,000	260,947
2.95%, 5/15/2025	220,000	220,680
3.40%, 7/8/2024	200,000	207,842
3.85%, 7/15/2036	100,000	103,067
3.90%, 5/15/2035	145,000	150,023
4.00%, 7/15/2046	75,000	75,827
4.30%, 7/8/2034	100,000	108,362
4.38%, 5/15/2055	200,000	209,710
4.50%, 7/8/2044	200,000	217,034
6.13%, 7/8/2039	150,000	198,255

		7,588,062

TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
3.13%, 7/16/2022	150,000	152,952
4.38%, 7/16/2042	100,000	100,869
5.00%, 3/30/2020	100,000	107,348
6.13%, 11/15/2037	200,000	241,910
AT&T Corp. 8.25%, 11/15/2031	123,000	171,172
AT&T, Inc.:
2.30%, 3/11/2019	80,000	80,466
2.45%, 6/30/2020	495,000	497,485
2.80%, 2/17/2021	150,000	151,245
3.00%, 6/30/2022	171,000	171,152
3.20%, 3/1/2022	65,000	65,777
3.40%, 5/15/2025	100,000	98,143
3.60%, 2/17/2023	150,000	153,204
3.80%, 3/1/2024	100,000	102,221
4.13%, 2/17/2026	100,000	102,480
4.25%, 3/1/2027	100,000	103,233
4.30%, 12/15/2042	224,000	208,625
4.35%, 6/15/2045	8,000	7,421
4.45%, 5/15/2021	319,000	339,381
4.45%, 4/1/2024	152,000	160,127
4.50%, 5/15/2035	140,000	137,598
4.55%, 3/9/2049	66,000	62,351
4.75%, 5/15/2046	105,000	103,136
4.80%, 6/15/2044	297,000	293,929
5.20%, 3/15/2020	282,000	303,116
5.25%, 3/1/2037	100,000	106,468
5.35%, 9/1/2040	20,000	21,147
5.45%, 3/1/2047	100,000	107,679
5.70%, 3/1/2057 (a)	100,000	109,987
5.80%, 2/15/2019	75,000	79,518
6.00%, 8/15/2040	100,000	113,281
6.38%, 3/1/2041	150,000	176,926
6.50%, 9/1/2037	180,000	216,877
6.55%, 2/15/2039	120,000	145,331
British Telecommunications PLC 9.13%, 12/15/2030	165,000	250,955
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	25,000	26,276
Cisco Systems, Inc.:
1.60%, 2/28/2019	25,000	24,992
2.20%, 2/28/2021	150,000	150,799
2.45%, 6/15/2020	349,000	354,546
2.50%, 9/20/2026	150,000	143,823
2.60%, 2/28/2023	50,000	50,208
2.90%, 3/4/2021	100,000	102,772
3.00%, 6/15/2022	30,000	30,899
3.50%, 6/15/2025	45,000	47,128
3.63%, 3/4/2024	150,000	158,580
4.45%, 1/15/2020	204,000	217,250
4.95%, 2/15/2019	123,000	129,411
5.50%, 1/15/2040	106,000	132,389

See accompanying notes to financial statements.

195

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V.:
6.75%, 8/20/2018	$160,000	$168,669
8.75%, 6/15/2030	215,000	318,886
Juniper Networks, Inc. 5.95%, 3/15/2041	120,000	134,033
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	103,183
Motorola Solutions, Inc. 3.75%, 5/15/2022	269,000	277,377
Orange SA:
4.13%, 9/14/2021	300,000	319,440
9.00%, 3/1/2031	200,000	302,500
Qwest Corp. 6.75%, 12/1/2021	193,000	214,462
Rogers Communications, Inc.:
2.90%, 11/15/2026	50,000	48,095
4.10%, 10/1/2023	150,000	159,270
4.50%, 3/15/2043	15,000	15,853
5.00%, 3/15/2044	30,000	34,111
6.80%, 8/15/2018	175,000	184,621
Telefonica Emisiones SAU:
5.21%, 3/8/2047	300,000	323,700
5.46%, 2/16/2021	100,000	110,070
7.05%, 6/20/2036	263,000	346,376
TELUS Corp.:
2.80%, 2/16/2027	50,000	47,231
3.70%, 9/15/2027	100,000	101,316
Verizon Communications, Inc.:
1.75%, 8/15/2021	150,000	145,143
2.45%, 11/1/2022	63,000	61,827
2.63%, 8/15/2026	65,000	59,982
2.95%, 3/15/2022 (d)	114,000	114,695
3.00%, 11/1/2021	100,000	101,360
3.13%, 3/16/2022	340,000	344,814
3.45%, 3/15/2021	139,000	143,762
3.65%, 9/14/2018	345,000	352,566
3.85%, 11/1/2042	343,000	298,822
4.13%, 3/16/2027	150,000	154,704
4.13%, 8/15/2046	20,000	17,873
4.15%, 3/15/2024	70,000	73,641
4.27%, 1/15/2036	133,000	128,350
4.50%, 9/15/2020	249,000	266,017
4.52%, 9/15/2048	21,000	19,902
4.60%, 4/1/2021	71,000	76,211
4.86%, 8/21/2046	213,000	212,785
5.01%, 4/15/2049 (d)	405,000	409,876
5.15%, 9/15/2023	718,000	797,942
5.25%, 3/16/2037	67,000	72,002
5.50%, 3/16/2047	75,000	81,979
Vodafone Group PLC:
2.95%, 2/19/2023 (a)	200,000	201,410
4.38%, 2/19/2043	200,000	197,782
6.15%, 2/27/2037	113,000	137,047

		14,492,268

TEXTILES — 0.0% (b)
Cintas Corp. No 2 3.70%, 4/1/2027	50,000	51,745
Cintas Corp. No. 2 2.90%, 4/1/2022	50,000	50,768

		102,513

TOBACCO — 0.0% (b)
Reynolds American, Inc.:
4.45%, 6/12/2025	350,000	375,379
6.88%, 5/1/2020	100,000	112,396

		487,775

TOYS/GAMES/HOBBIES — 0.0% (b)
Hasbro, Inc. 3.15%, 5/15/2021	50,000	51,077
Mattel, Inc. 2.35%, 8/15/2021	90,000	88,133

		139,210

TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	100,000	104,034
3.45%, 9/15/2021	150,000	156,580
3.65%, 9/1/2025	50,000	52,614
3.90%, 8/1/2046	35,000	35,618
4.15%, 4/1/2045	296,000	309,495
4.38%, 9/1/2042	100,000	107,495
4.55%, 9/1/2044	200,000	221,472
4.70%, 9/1/2045	50,000	56,281
4.95%, 9/15/2041	100,000	115,356
7.00%, 12/15/2025	51,000	65,290
Canadian National Railway Co.:
2.75%, 3/1/2026	50,000	49,531
2.85%, 12/15/2021	100,000	102,137
3.20%, 8/2/2046	100,000	91,381
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	70,000	77,888
4.80%, 8/1/2045	50,000	56,604
6.13%, 9/15/2115	30,000	37,645
CSX Corp.:
2.60%, 11/1/2026	50,000	48,310
3.25%, 6/1/2027	50,000	50,449
3.80%, 11/1/2046	50,000	48,912
3.95%, 5/1/2050	75,000	73,208
4.25%, 6/1/2021	35,000	37,263
4.25%, 11/1/2066	50,000	49,635
4.50%, 8/1/2054	150,000	157,720
6.15%, 5/1/2037	135,000	172,577
FedEx Corp.:
2.63%, 8/1/2022	121,000	121,551
3.20%, 2/1/2025	100,000	101,250
3.25%, 4/1/2026	100,000	100,721
4.10%, 2/1/2045	150,000	146,956
4.55%, 4/1/2046	50,000	52,460
4.75%, 11/15/2045	150,000	162,669
JB Hunt Transport Services, Inc. 3.30%, 8/15/2022	50,000	50,926
Kansas City Southern 4.95%, 8/15/2045	100,000	108,839
Norfolk Southern Corp.:
2.90%, 6/15/2026	100,000	98,432
2.90%, 2/15/2023	35,000	35,358
3.15%, 6/1/2027	50,000	49,894
4.45%, 6/15/2045	150,000	160,920
4.65%, 1/15/2046	50,000	55,508
4.84%, 10/1/2041	100,000	112,225
Ryder System, Inc.:
Series MTN, 2.65%, 3/2/2020	100,000	100,880

See accompanying notes to financial statements.

196

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series MTN, 2.80%, 3/1/2022	$60,000	$60,438
Series MTN, 3.45%, 11/15/2021	25,000	25,772
Union Pacific Corp.:
2.25%, 6/19/2020	50,000	50,307
2.75%, 3/1/2026	75,000	74,025
3.00%, 4/15/2027	100,000	100,224
3.25%, 8/15/2025	50,000	51,348
3.35%, 8/15/2046	50,000	46,559
3.38%, 2/1/2035	150,000	148,477
3.65%, 2/15/2024	92,000	97,189
3.80%, 10/1/2051	225,000	220,077
4.05%, 11/15/2045	50,000	51,715
4.05%, 3/1/2046	30,000	31,019
4.38%, 11/15/2065	30,000	31,605
United Parcel Service, Inc.:
2.35%, 5/16/2022	50,000	50,172
2.40%, 11/15/2026	50,000	48,168
2.45%, 10/1/2022	121,000	122,107
3.40%, 11/15/2046	50,000	47,560
4.88%, 11/15/2040	20,000	23,520
5.13%, 4/1/2019	100,000	105,712
6.20%, 1/15/2038	100,000	135,889

		5,257,967

TRUCKING & LEASING — 0.0% (b)
GATX Corp.:
2.50%, 3/15/2019	67,000	67,470
4.85%, 6/1/2021	100,000	108,673

		176,143

WATER — 0.0% (b)
American Water Capital Corp.:
4.00%, 12/1/2046	40,000	41,546
4.30%, 12/1/2042	40,000	43,216
6.59%, 10/15/2037	40,000	54,803

		139,565

TOTAL CORPORATE BONDS & NOTES (Cost $283,690,718)		290,644,100

FOREIGN GOVERNMENT OBLIGATIONS — 3.3%
African Development Bank Series GDIF, 1.63%, 10/2/2018	250,000	250,462
Asian Development Bank:
1.75%, 6/8/2021	250,000	248,660
5.82%, 6/16/2028	50,000	62,081
6.22%, 8/15/2027	175,000	222,229
Series GMTN, 1.00%, 8/16/2019	100,000	98,849
Series GMTN, 1.50%, 9/28/2018	400,000	400,336
Series GMTN, 1.50%, 1/22/2020	300,000	298,971
Series GMTN, 1.63%, 8/26/2020	200,000	199,078
Series GMTN, 1.75%, 3/21/2019	300,000	301,236
Series GMTN, 1.75%, 8/14/2026	100,000	94,440
Series GMTN, 2.00%, 4/24/2026	200,000	193,174
Canada Government International Bond 1.63%, 2/27/2019	200,000	200,730
Colombia Government International Bond:
2.63%, 3/15/2023	350,000	341,250
4.00%, 2/26/2024	460,000	477,043
5.63%, 2/26/2044	100,000	109,315
7.38%, 3/18/2019	250,000	272,640
7.38%, 9/18/2037	150,000	193,156
Corp. Andina de Fomento:
2.00%, 5/10/2019	200,000	200,588
4.38%, 6/15/2022	175,000	188,891
Council Of Europe Development Bank 1.88%, 1/27/2020	200,000	200,988
European Bank for Reconstruction & Development:
1.50%, 3/16/2020	200,000	198,832
Series GMTN, 0.88%, 7/22/2019	50,000	49,276
Series GMTN, 1.88%, 2/23/2022	400,000	396,904
European Investment Bank:
1.38%, 6/15/2020 (a)	300,000	296,643
1.63%, 3/16/2020	600,000	598,704
2.25%, 8/15/2022	600,000	603,684
4.00%, 2/16/2021	400,000	429,032
Export Development Canada:
1.25%, 12/10/2018	40,000	39,859
1.63%, 1/17/2020	300,000	299,913
1.75%, 7/21/2020	375,000	375,274
Export-Import Bank of Korea:
1.75%, 5/26/2019	200,000	198,658
2.63%, 5/26/2026	200,000	192,118
3.25%, 11/10/2025	100,000	100,878
4.00%, 1/14/2024	300,000	317,226
FMS Wertmanagement AoeR:
1.38%, 6/8/2021	350,000	342,702
1.63%, 11/20/2018	200,000	200,392
Hungary Government International Bond:
5.38%, 3/25/2024	250,000	281,305
6.38%, 3/29/2021	300,000	337,236
7.63%, 3/29/2041	200,000	297,872
Hydro-Quebec:
Series HH, 8.50%, 12/1/2029	100,000	146,973
Series IO, 8.05%, 7/7/2024	15,000	19,704
Inter-American Development Bank:
1.38%, 7/15/2020	150,000	148,349
1.63%, 5/12/2020	500,000	498,900
1.75%, 8/24/2018	250,000	250,995
1.75%, 10/15/2019	100,000	100,381
1.88%, 3/15/2021	250,000	250,270
3.00%, 10/4/2023	325,000	339,709
3.00%, 2/21/2024	255,000	266,302
Series GMTN, 1.75%, 4/14/2022	500,000	493,795
Series GMTN, 3.88%, 10/28/2041	35,000	39,209
International Bank for Reconstruction & Development:
0.88%, 7/19/2018	700,000	696,437
1.75%, 4/19/2023	250,000	244,295
1.88%, 10/7/2019	200,000	201,308
Series GDIF, 1.25%, 7/26/2019	500,000	497,065
Series GDIF, 1.38%, 3/30/2020	600,000	595,356
Series GDIF, 1.38%, 5/24/2021	400,000	392,860
Series GDIF, 1.63%, 2/10/2022	50,000	49,172
Series GDIF, 1.88%, 3/15/2019	50,000	50,335
Series GDIF, 1.88%, 4/21/2020	300,000	301,500

See accompanying notes to financial statements.

197

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series GDIF, 2.25%, 6/24/2021	$550,000	$557,821
Series GMTN, 0.88%, 8/15/2019	450,000	443,574
International Finance Corp.:
1.75%, 9/4/2018	200,000	200,782
Series GMTN, 1.13%, 7/20/2021	100,000	96,925
Iraq Government AID Bond 2.15%, 1/18/2022	280,000	281,352
Israel Government International Bond:
2.88%, 3/16/2026	200,000	198,908
4.00%, 6/30/2022	100,000	107,177
4.50%, 1/30/2043	100,000	105,602
5.13%, 3/26/2019	100,000	105,900
Italy Government International Bond 6.88%, 9/27/2023	363,000	432,976
Japan Bank for International Cooperation:
1.75%, 7/31/2018	150,000	150,055
1.88%, 7/21/2026	200,000	185,458
2.00%, 11/4/2021	200,000	196,386
2.13%, 6/1/2020	200,000	200,062
2.88%, 6/1/2027	200,000	199,976
3.38%, 7/31/2023	200,000	209,556
Series DTC, 2.13%, 2/7/2019	150,000	150,471
Series DTC, 2.13%, 2/10/2025	50,000	48,175
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	100,000	105,203
Japan International Cooperation Agency 2.75%, 4/27/2027	200,000	198,412
Korea Development Bank:
2.50%, 1/13/2021	200,000	199,224
3.38%, 9/16/2025	200,000	204,282
3.75%, 1/22/2024	150,000	156,612
Korea International Bond 2.75%, 1/19/2027	200,000	196,342
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 4/18/2036	875,000	500,640
Zero Coupon, 6/29/2037 (a)	125,000	69,021
1.00%, 7/15/2019	500,000	494,465
1.13%, 8/6/2018	300,000	299,088
1.50%, 2/6/2019	1,150,000	1,149,977
1.50%, 4/20/2020	750,000	745,507
1.50%, 6/15/2021	200,000	196,942
2.00%, 11/30/2021	200,000	200,118
2.00%, 10/4/2022	125,000	124,314
2.13%, 3/7/2022	300,000	301,149
2.38%, 8/25/2021	400,000	406,600
Series GMTN, 2.75%, 9/8/2020	100,000	102,917
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018	100,000	100,520
2.00%, 1/13/2025	100,000	97,493
Series GMTN, 1.75%, 7/27/2026	100,000	93,973
Mexico Government International Bond:
3.60%, 1/30/2025	200,000	202,430
3.63%, 3/15/2022	434,000	450,297
4.00%, 10/2/2023	200,000	209,242
4.15%, 3/28/2027	210,000	217,489
4.60%, 1/23/2046	200,000	195,384
5.75%, 10/12/2110	300,000	310,698
Series MTN, 4.75%, 3/8/2044	400,000	400,476
Series MTNA, 6.75%, 9/27/2034	101,000	128,326
Nordic Investment Bank:
1.13%, 2/25/2019	200,000	198,798
2.25%, 9/30/2021	150,000	151,687
Oesterreichische Kontrollbank AG:
1.38%, 2/10/2020	300,000	297,147
1.50%, 10/21/2020	100,000	98,817
1.75%, 1/24/2020	70,000	70,015
Panama Government International Bond:
3.88%, 3/17/2028	100,000	102,511
4.00%, 9/22/2024	150,000	157,313
5.20%, 1/30/2020	350,000	378,196
6.70%, 1/26/2036	200,000	257,300
Peruvian Government International Bond:
5.63%, 11/18/2050	100,000	121,340
7.13%, 3/30/2019	100,000	109,597
7.35%, 7/21/2025	75,000	98,111
8.75%, 11/21/2033	250,000	383,005
Philippine Government International Bond:
3.70%, 2/2/2042	200,000	201,920
3.95%, 1/20/2040	200,000	208,502
4.00%, 1/15/2021	350,000	372,813
4.20%, 1/21/2024	150,000	164,040
5.00%, 1/13/2037	200,000	236,714
6.38%, 10/23/2034	50,000	67,090
7.75%, 1/14/2031	200,000	288,468
8.38%, 6/17/2019	250,000	281,502
10.63%, 3/16/2025	100,000	153,848
Poland Government International Bond:
5.00%, 3/23/2022	200,000	222,046
5.13%, 4/21/2021	370,000	407,200
6.38%, 7/15/2019	50,000	54,336
Province of Manitoba Canada 1.75%, 5/30/2019	200,000	200,198
Province of Ontario Canada:
1.65%, 9/27/2019	100,000	99,711
2.00%, 1/30/2019	200,000	201,084
2.40%, 2/8/2022	100,000	100,819
3.00%, 7/16/2018	400,000	405,952
4.00%, 10/7/2019	100,000	104,846
Province of Quebec Canada:
2.50%, 4/20/2026	100,000	98,337
2.75%, 4/12/2027	100,000	99,545
Series PD, 7.50%, 9/15/2029	355,000	508,346
Series QO, 2.88%, 10/16/2024	200,000	203,642
Svensk Exportkredit AB 1.88%, 6/17/2019	200,000	200,834
Ukraine Government AID Bonds 1.85%, 5/29/2020	376,000	376,583
Uruguay Government International Bond:
4.38%, 10/27/2027	200,000	212,414
5.10%, 6/18/2050	270,000	274,909

See accompanying notes to financial statements.

198

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
7.63%, 3/21/2036	$200,000	$270,088

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $36,070,615)		36,061,461

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.2%
Federal Home Loan Bank:
1.13%, 6/21/2019	1,220,000	1,212,729
1.13%, 7/14/2021	1,300,000	1,266,707
1.25%, 1/16/2019	650,000	648,479
1.88%, 3/8/2019	170,000	171,302
1.88%, 3/13/2020	150,000	150,912
2.00%, 9/14/2018	150,000	151,120
2.13%, 3/10/2023	180,000	180,088
5.50%, 7/15/2036	250,000	339,460
Federal Home Loan Mortgage Corp.:
0.88%, 10/12/2018	430,000	427,364
1.25%, 8/1/2019 (a)	300,000	298,761
1.25%, 10/2/2019	230,000	228,829
1.30%, 8/28/2019	500,000	497,870
1.38%, 5/1/2020	400,000	397,420
1.75%, 5/30/2019	595,000	598,844
2.38%, 1/13/2022	970,000	989,943
2.50%, 9/1/2028	299,710	303,082
2.50%, 10/1/2029	785,080	793,267
2.50%, 1/1/2031	913,101	918,776
2.50%, 5/1/2031	2,789,941	2,807,282
2.50%, 6/1/2031	1,068,234	1,074,874
3.00%, 2/1/2029	532,980	548,019
3.00%, 7/1/2029	568,086	584,115
3.00%, 9/1/2029	905,504	931,054
3.00%, 4/1/2030	839,837	862,962
3.00%, 12/1/2030	2,075,663	2,132,815
3.00%, 5/1/2031	1,715,221	1,762,086
3.00%, 7/1/2035	801,338	814,203
3.00%, 4/1/2036	1,682,924	1,706,649
3.00%, 3/1/2043	1,248,612	1,252,812
3.00%, 4/1/2043	2,295,970	2,303,693
3.00%, 7/1/2043	835,056	837,865
3.00%, 8/1/2043	370,870	372,118
3.00%, 9/1/2043	455,425	456,957
3.00%, 10/1/2043	371,594	372,844
3.00%, 6/1/2045	1,667,503	1,668,232
3.00%, 8/1/2045	2,288,992	2,289,993
3.00%, 4/1/2046	2,863,078	2,859,012
3.00%, 9/1/2046	1,906,522	1,903,814
3.00%, 11/1/2046	1,797,585	1,795,032
3.00%, 12/1/2046	2,263,288	2,260,074
3.00%, 2/1/2047	1,129,745	1,128,140
3.50%, 5/1/2026	731,182	762,008
3.50%, 1/1/2029	198,464	207,035
3.50%, 11/1/2029	657,318	685,212
3.50%, 2/1/2030	383,624	399,903
3.50%, 3/1/2032	673,318	701,386
3.50%, 5/1/2043	404,584	417,389
3.50%, 8/1/2043	1,917,047	1,977,724
3.50%, 6/1/2044	516,373	531,680
3.50%, 8/1/2044	1,011,104	1,041,077
3.50%, 10/1/2044	588,226	605,663
3.50%, 11/1/2044	937,598	965,393
3.50%, 12/1/2044	981,554	1,010,651
3.50%, 1/1/2045	950,762	977,355
3.50%, 2/1/2045	1,321,177	1,358,129
3.50%, 7/1/2045	2,161,514	2,221,970
3.50%, 10/1/2045	1,259,056	1,294,271
3.50%, 12/1/2045	1,904,999	1,958,280
3.50%, 3/1/2046	2,702,877	2,778,529
3.50%, 5/1/2046	1,280,560	1,316,402
3.50%, 12/1/2046	1,737,059	1,785,679
3.50%, 4/1/2047	247,019	253,932
3.75%, 3/27/2019	960,000	998,448
4.00%, 4/1/2019	4,525	4,726
4.00%, 4/1/2024	91,488	95,541
4.00%, 5/1/2025	68,416	71,613
4.00%, 6/1/2025	143,631	150,343
4.00%, 8/1/2025	40,308	42,191
4.00%, 9/1/2025	27,635	28,926
4.00%, 6/1/2026	362,050	379,909
4.00%, 10/1/2040	347,740	367,355
4.00%, 12/1/2041	1,075,224	1,135,938
4.00%, 4/1/2042	797,306	842,327
4.00%, 6/1/2042	1,558,044	1,645,588
4.00%, 5/1/2044	953,375	1,003,624
4.00%, 7/1/2044	1,469,274	1,546,714
4.00%, 12/1/2044	566,499	596,357
4.00%, 4/1/2045	1,263,974	1,330,283
4.00%, 10/1/2045	1,804,699	1,899,376
4.00%, 1/1/2046	1,300,385	1,369,159
4.50%, 5/1/2019	76,739	78,817
4.50%, 9/1/2024	1,272	1,341
4.50%, 10/1/2024	66,590	70,207
4.50%, 2/1/2039	3,192	3,436
4.50%, 6/1/2039	266,021	286,380
4.50%, 12/1/2039	208,652	224,621
4.50%, 6/1/2040	7,387	7,949
4.50%, 12/1/2040	785,056	844,835
4.50%, 4/1/2041	11,488	12,359
4.50%, 7/1/2041	552,784	594,688
4.50%, 8/1/2041	33,531	36,072
4.50%, 9/1/2041	222,129	238,968
4.50%, 10/1/2041	1,545,751	1,663,454
4.50%, 10/1/2043	36,155	38,782
4.50%, 8/1/2044	34,413	36,871
4.50%, 9/1/2044	704,772	755,106
5.00%, 3/1/2018	27,176	27,868
5.00%, 11/1/2035	25,855	28,179
5.00%, 12/1/2036	5,788	6,312
5.00%, 2/1/2038	408,648	444,934
5.00%, 3/1/2038	312,903	341,155
5.00%, 6/1/2038	72,363	78,788
5.00%, 11/1/2038	608,642	665,437
5.00%, 1/1/2039	85,020	92,570
5.00%, 2/1/2039	195,822	214,517
5.00%, 3/1/2039	613,868	668,585
5.00%, 10/1/2039	57,210	62,291
5.50%, 2/1/2022	7,710	8,494
5.50%, 11/1/2026	66,107	72,831
5.50%, 6/1/2027	17,034	18,767

See accompanying notes to financial statements.

199

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.50%, 4/1/2028	$28,714	$31,647
5.50%, 7/1/2028	41,437	45,652
5.50%, 7/1/2033	3,269	3,617
5.50%, 1/1/2037	185,688	205,193
5.50%, 9/1/2037	2,436	2,691
5.50%, 11/1/2037	10,983	12,136
5.50%, 1/1/2038	89,107	98,464
5.50%, 4/1/2038	321,980	356,092
5.50%, 7/1/2038	477,063	527,606
5.50%, 10/1/2038	8,364	9,250
5.50%, 11/1/2038	8,217	9,087
6.00%, 8/1/2031	13,003	14,811
6.00%, 3/1/2036	14,536	16,227
6.00%, 8/1/2036	86,694	96,779
6.00%, 1/1/2037	8,052	8,988
6.00%, 12/1/2037	8,279	9,257
6.00%, 10/1/2038	6,135	6,864
6.00%, 3/1/2040	7,094	7,936
6.00%, 5/1/2040	889,505	994,541
6.25%, 7/15/2032	460,000	652,988
6.50%, 11/1/2037	118,156	132,813
6.50%, 2/1/2038	27,577	30,546
6.50%, 9/1/2038	270,382	303,922
6.50%, 9/1/2039	117,762	133,383
6.75%, 3/15/2031	550,000	796,042
Series K006, Class A1, 3.40%, 7/25/2019	178,420	181,614
Series K015, Class A1, 2.26%, 10/25/2020	144,846	145,563
Series K025, Class A1, 1.88%, 4/25/2022	510,858	510,127
Series K029, Class A1, 2.84%, 10/25/2022	429,654	439,764
Series K030, Class A2, 3.25%, 4/25/2023 (c)	1,000,000	1,044,020
Series K040, Class A2, 3.24%, 9/25/2024	700,000	729,477
Series K049, Class A2, 3.01%, 7/25/2025	350,000	357,903
Series K053, Class A2, 3.00%, 12/25/2025	350,000	356,611
TBA, 2.50%, 7/1/2032	525,000	528,035
TBA, 3.50%, 7/1/2047	1,000,000	1,027,227
TBA, 4.00%, 7/1/2047	1,800,000	1,892,812
Federal National Mortgage Association:
Zero Coupon, 10/9/2019	300,000	287,676
1.00%, 10/24/2019	600,000	593,370
1.13%, 7/20/2018	250,000	249,382
1.13%, 12/14/2018	250,000	249,095
1.38%, 1/28/2019	325,000	324,867
1.38%, 2/26/2021	450,000	444,442
1.50%, 6/22/2020	500,000	498,715
1.50%, 11/30/2020	150,000	149,085
1.63%, 11/27/2018	400,000	401,384
1.63%, 1/21/2020	120,000	120,272
1.88%, 9/18/2018	300,000	301,818
2.13%, 4/24/2026	400,000	390,036
2.50%, 7/1/2028	916,860	926,880
2.50%, 8/1/2028	1,361,755	1,376,638
2.50%, 10/1/2028	625,995	632,837
2.50%, 3/1/2029	2,350,941	2,376,635
2.50%, 2/1/2030	1,025,319	1,034,018
2.50%, 5/1/2030	1,527,397	1,540,355
2.50%, 7/1/2030	515,770	520,145
2.50%, 2/1/2031	1,751,475	1,761,531
2.50%, 10/1/2042	542,714	527,784
2.63%, 9/6/2024	470,000	482,041
3.00%, 8/1/2027	598,320	615,237
3.00%, 11/1/2028	1,069,749	1,099,903
3.00%, 6/1/2029	319,189	328,023
3.00%, 8/1/2029	1,541,206	1,583,861
3.00%, 9/1/2029	563,918	579,525
3.00%, 6/1/2030	1,009,525	1,036,740
3.00%, 9/1/2030	157,384	161,627
3.00%, 11/1/2030	362,852	372,634
3.00%, 12/1/2030	1,242,002	1,275,484
3.00%, 2/1/2035	609,047	619,094
3.00%, 3/1/2035	482,372	490,329
3.00%, 2/1/2036	1,241,061	1,259,461
3.00%, 12/1/2042	706,262	709,235
3.00%, 1/1/2043	1,316,073	1,321,614
3.00%, 3/1/2043	1,463,466	1,469,421
3.00%, 4/1/2043	365,272	366,759
3.00%, 5/1/2043	4,024,451	4,040,828
3.00%, 6/1/2043	2,761,582	2,772,819
3.00%, 7/1/2043	2,560,479	2,570,898
3.00%, 9/1/2045	1,249,603	1,250,961
3.00%, 11/1/2045	2,909,900	2,913,063
3.00%, 5/1/2046	2,884,989	2,882,980
3.00%, 8/1/2046	3,140,997	3,138,810
3.00%, 9/1/2046	2,982,610	2,980,533
3.00%, 1/1/2047	2,936,352	2,934,307
3.50%, 10/1/2025	230,527	240,032
3.50%, 11/1/2025	254,876	265,385
3.50%, 3/1/2026	162,551	169,268
3.50%, 1/1/2027	875,642	911,748
3.50%, 5/1/2029	300,408	312,856
3.50%, 1/1/2030	589,477	614,479
3.50%, 6/1/2034	1,110,578	1,157,148
3.50%, 7/1/2034	2,081,527	2,168,812
3.50%, 2/1/2037	976,839	1,012,940
3.50%, 12/1/2040	1,080,996	1,116,486
3.50%, 5/1/2042	2,258,616	2,331,021
3.50%, 8/1/2042	871,389	899,323
3.50%, 10/1/2042	752,597	776,723
3.50%, 1/1/2043	321,106	331,399
3.50%, 5/1/2043	300,909	310,339
3.50%, 7/1/2043	1,123,488	1,158,698
3.50%, 1/1/2044	1,122,841	1,158,031
3.50%, 10/1/2044	830,894	855,218
3.50%, 1/1/2045	1,387,944	1,427,419
3.50%, 4/1/2045	1,575,288	1,618,963
3.50%, 8/1/2045	3,285,842	3,376,942
3.50%, 11/1/2045	1,253,897	1,288,662
3.50%, 12/1/2045	7,025,359	7,220,136
3.50%, 2/1/2046	7,931,169	8,150,996
4.00%, 7/1/2018	36,962	38,264
4.00%, 8/1/2018	118,250	122,415

See accompanying notes to financial statements.

200

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
4.00%, 1/1/2020	$1,371	$1,420
4.00%, 4/1/2024	139,899	146,175
4.00%, 1/1/2025	148,304	154,957
4.00%, 3/1/2026	98,069	102,991
4.00%, 12/1/2034	651,528	691,102
4.00%, 12/1/2040	1,586,104	1,674,896
4.00%, 3/1/2041	1,227,885	1,296,719
4.00%, 12/1/2041	1,457,703	1,539,420
4.00%, 2/1/2042	472,427	498,740
4.00%, 10/1/2043	904,436	952,754
4.00%, 12/1/2043	125,336	132,031
4.00%, 6/1/2044	884,067	930,350
4.00%, 7/1/2044	883,376	929,623
4.00%, 9/1/2044	710,342	747,531
4.00%, 10/1/2044	1,159,159	1,219,845
4.00%, 12/1/2044	1,060,515	1,116,036
4.00%, 3/1/2045	928,141	976,684
4.00%, 5/1/2045	1,337,170	1,407,106
4.00%, 7/1/2045	1,301,928	1,370,021
4.00%, 9/1/2045	1,851,180	1,948,000
4.00%, 12/1/2045	1,368,124	1,439,679
4.00%, 4/1/2046	1,662,410	1,749,986
4.00%, 11/1/2046	941,204	990,786
4.00%, 7/1/2047	500,000	526,345
4.50%, 4/1/2023	340,592	358,865
4.50%, 8/1/2023	391	401
4.50%, 4/1/2031	333,306	358,033
4.50%, 4/1/2039	730,355	787,210
4.50%, 4/1/2040	655,337	706,075
4.50%, 10/1/2040	400,781	431,811
4.50%, 2/1/2041	819,701	882,876
4.50%, 5/1/2041	438,101	472,020
4.50%, 1/1/2042	1,462,529	1,575,247
4.50%, 9/1/2043	356,813	383,276
4.50%, 12/1/2043	950,414	1,020,902
4.50%, 1/1/2044	243,002	260,739
4.50%, 2/1/2044	594,197	637,569
4.50%, 6/1/2044	1,259,140	1,352,255
5.00%, 6/1/2018	10,295	10,542
5.00%, 7/1/2035	675,408	742,630
5.00%, 7/1/2040	314,898	344,507
5.00%, 1/1/2042	938,992	1,027,281
5.00%, 3/1/2042	928,308	1,015,593
5.00%, 12/1/2043	221,792	242,972
5.00%, 7/1/2044	853,149	936,916
5.50%, 7/1/2035	302,764	336,538
5.50%, 6/1/2038	103,215	114,816
5.50%, 12/1/2038	328,419	365,065
5.50%, 12/1/2039	512,867	570,515
5.50%, 4/1/2040	692,449	770,932
5.50%, 9/1/2040	44,251	49,226
5.50%, 7/1/2041	574,032	638,036
6.00%, 2/1/2037	291,581	325,630
6.00%, 10/1/2039	429,773	480,783
6.00%, 4/1/2040	573,923	640,948
6.25%, 5/15/2029	80,000	108,517
6.63%, 11/15/2030	515,000	735,065
7.13%, 1/15/2030	125,000	182,534
7.25%, 5/15/2030	410,000	607,427
Series 2013-M12, Class APT, 2.47%, 3/25/2023 (c)	765,513	767,120
Series 2014-M1, Class ASQ2, 2.32%, 11/25/2018 (c)	599,517	602,179
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (c)	888,000	939,016
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	400,000	421,416
TBA, 3.00%, 7/1/2032	1,000,000	1,026,406
TBA, 3.00%, 7/1/2047	750,000	749,121
TBA, 3.50%, 7/1/2047	800,000	821,562
Government National Mortgage Association:
3.00%, 12/15/2042	1,011,235	1,027,681
3.00%, 12/20/2042	1,891,154	1,920,522
3.00%, 2/20/2043	1,667,967	1,692,987
3.00%, 4/20/2043	1,709,803	1,735,451
3.00%, 6/20/2043	1,180,574	1,198,283
3.00%, 12/20/2044	629,938	637,693
3.00%, 3/20/2045	717,932	726,408
3.00%, 4/20/2045	1,090,017	1,102,885
3.00%, 8/20/2045	1,468,931	1,486,272
3.00%, 1/20/2046	824,586	834,320
3.00%, 4/20/2046	1,660,606	1,679,327
3.00%, 5/20/2046	3,557,457	3,597,562
3.00%, 11/20/2046	1,700,999	1,720,176
3.00%, 1/20/2047	2,901,623	2,934,446
3.00%, 6/20/2047	1,000,000	1,011,312
3.50%, 2/15/2042	1,135,922	1,182,165
3.50%, 6/20/2042	1,079,667	1,124,221
3.50%, 4/15/2043	324,908	338,035
3.50%, 4/20/2043	1,069,599	1,113,738
3.50%, 7/20/2043	2,657,090	2,762,876
3.50%, 10/20/2043	514,708	535,200
3.50%, 12/20/2043	235,825	245,214
3.50%, 1/20/2044	480,927	500,074
3.50%, 3/20/2044	458,188	475,586
3.50%, 10/20/2044	901,430	935,660
3.50%, 12/20/2044	693,338	719,666
3.50%, 2/20/2045	535,031	554,874
3.50%, 3/20/2045	659,046	683,488
3.50%, 4/20/2045	4,070,647	4,221,615
3.50%, 6/20/2045	1,016,540	1,054,240
3.50%, 10/20/2045	1,487,100	1,542,252
3.50%, 11/20/2045	364,057	377,559
3.50%, 3/20/2046	3,068,084	3,180,517
3.50%, 4/20/2046	2,652,670	2,749,880
3.50%, 5/20/2046	2,744,726	2,845,309
3.50%, 10/20/2046	1,643,069	1,703,281
3.50%, 6/20/2047	1,000,000	1,036,871
4.00%, 4/15/2040	992,031	1,046,171
4.00%, 6/15/2040	64,367	67,880
4.00%, 3/20/2044	180,059	190,419
4.00%, 4/20/2044	268,582	284,035
4.00%, 6/20/2044	388,053	410,380
4.00%, 8/20/2044	400,435	423,475
4.00%, 9/20/2044	401,631	424,740
4.00%, 10/20/2044	370,392	391,703
4.00%, 12/20/2044	904,674	956,726

See accompanying notes to financial statements.

201

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
4.00%, 2/20/2045	$652,219	$689,746
4.00%, 5/15/2045	970,798	1,021,832
4.00%, 8/20/2045	674,302	710,720
4.00%, 9/20/2045	1,032,428	1,088,188
4.00%, 10/20/2045	955,917	1,007,545
4.00%, 11/20/2045	3,405,511	3,589,436
4.00%, 5/20/2046	221,559	233,447
4.00%, 4/20/2047	895,006	943,976
4.50%, 6/15/2039	54,366	58,607
4.50%, 7/15/2039	221,648	238,938
4.50%, 4/15/2040	811,258	874,844
4.50%, 6/15/2040	529,633	571,146
4.50%, 3/15/2041	269,481	290,603
4.50%, 6/15/2041	270,901	292,297
4.50%, 9/20/2041	228,062	244,391
4.50%, 12/15/2041	45,932	49,560
4.50%, 1/15/2042	192,431	207,442
4.50%, 10/20/2043	160,571	171,346
4.50%, 4/20/2044	396,760	423,384
4.50%, 11/20/2044	915,935	974,932
4.50%, 12/20/2044	281,344	299,466
4.50%, 8/20/2045	535,235	569,710
4.50%, 9/20/2045	251,077	267,249
4.50%, 10/20/2045	941,027	1,001,640
4.50%, 4/20/2046	539,338	574,078
5.00%, 12/15/2038	256,116	280,178
5.00%, 4/15/2039	586,894	642,021
5.00%, 5/15/2039	73,862	80,799
5.00%, 11/20/2041	1,315,812	1,424,708
5.00%, 5/20/2044	272,879	295,462
5.00%, 11/20/2044	372,523	403,637
5.50%, 6/15/2038	432,653	479,323
5.50%, 7/15/2038	426,118	472,083
5.50%, 2/15/2039	69,838	77,371
5.50%, 5/20/2044	417,188	461,756
6.00%, 1/15/2038	35,293	39,786
6.00%, 4/15/2038	165,663	186,662
6.00%, 6/15/2041	185,573	210,530
TBA, 3.00%, 7/1/2047	2,300,000	2,324,258
TBA, 3.50%, 7/1/2047	2,650,000	2,744,820
TBA, 4.00%, 7/1/2047	1,400,000	1,472,953
Tennessee Valley Authority:
2.88%, 9/15/2024	300,000	310,416
4.63%, 9/15/2060	14,000	16,895
5.25%, 9/15/2039	350,000	457,772
7.13%, 5/1/2030	66,000	95,652

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $327,504,751)		324,997,387

U.S. TREASURY OBLIGATIONS — 36.3%
Treasury Bonds:
2.25%, 8/15/2046	606,000	533,704
2.50%, 2/15/2045	3,864,000	3,607,662
2.50%, 2/15/2046	2,381,800	2,217,980
2.50%, 5/15/2046	350,000	325,748
2.75%, 8/15/2042	2,151,000	2,128,178
2.75%, 11/15/2042	2,052,000	2,028,607
2.88%, 5/15/2043	1,900,000	1,918,848
2.88%, 8/15/2045	3,700,000	3,721,497
2.88%, 11/15/2046	2,109,700	2,122,042
3.00%, 11/15/2044	1,464,000	1,511,199
3.00%, 5/15/2045	200,000	206,184
3.00%, 11/15/2045	3,300,000	3,400,320
3.00%, 2/15/2047	2,400,000	2,476,440
3.13%, 11/15/2041	2,518,000	2,666,890
3.13%, 2/15/2042	2,232,000	2,364,179
3.13%, 2/15/2043	1,240,000	1,310,618
3.13%, 8/15/2044	2,078,000	2,196,134
3.38%, 5/15/2044	2,164,000	2,391,653
3.50%, 2/15/2039	700,000	791,287
3.63%, 8/15/2043	3,950,000	4,546,015
3.63%, 2/15/2044	1,940,000	2,235,870
3.75%, 8/15/2041	150,000	175,674
3.75%, 11/15/2043	3,762,000	4,423,924
3.88%, 8/15/2040	150,000	178,567
4.25%, 11/15/2040	400,000	502,740
4.38%, 11/15/2039	500,000	637,410
4.38%, 5/15/2040	4,350,000	5,553,079
4.38%, 5/15/2041	1,500,000	1,923,345
4.50%, 2/15/2036	650,000	839,235
4.63%, 2/15/2040	600,000	791,358
4.75%, 2/15/2037	546,000	727,545
4.75%, 2/15/2041	400,000	538,712
5.25%, 11/15/2028	500,000	643,750
5.25%, 2/15/2029	250,000	322,850
5.38%, 2/15/2031	1,012,000	1,360,381
5.50%, 8/15/2028	452,000	591,117
6.13%, 11/15/2027	1,086,000	1,466,643
6.25%, 8/15/2023	300,000	373,446
6.50%, 11/15/2026	1,054,000	1,430,700
6.88%, 8/15/2025	550,000	742,780
7.13%, 2/15/2023	800,000	1,019,424
7.88%, 2/15/2021	172,000	209,180
8.13%, 8/15/2019	170,000	193,865
8.75%, 5/15/2020	538,000	647,123
8.75%, 8/15/2020	345,000	420,110
8.88%, 2/15/2019	180,000	201,931
Treasury Notes:
0.75%, 7/31/2018	1,000,000	994,260
0.75%, 8/31/2018	525,000	521,635
0.75%, 9/30/2018	9,000,000	8,937,450
0.75%, 10/31/2018	6,600,000	6,550,038
0.75%, 8/15/2019	700,000	690,606
0.88%, 10/15/2018	500,000	497,160
0.88%, 7/31/2019	490,000	484,919
1.00%, 9/15/2018	500,000	498,165
1.00%, 11/30/2018	1,500,000	1,492,980
1.00%, 3/15/2019	2,200,000	2,186,778
1.00%, 9/30/2019	250,000	247,710
1.00%, 11/30/2019	250,000	247,372
1.13%, 2/28/2019	8,825,400	8,792,746
1.13%, 12/31/2019	250,000	247,973
1.13%, 4/30/2020	400,000	395,660
1.13%, 2/28/2021	6,700,000	6,565,196
1.13%, 6/30/2021	400,000	390,440
1.13%, 9/30/2021	999,600	972,451
1.25%, 10/31/2018	2,978,100	2,975,003

See accompanying notes to financial statements.

202

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
1.25%, 11/15/2018	$1,268,200	$1,266,742
1.25%, 11/30/2018	250,000	249,713
1.25%, 12/15/2018	2,500,000	2,496,675
1.25%, 12/31/2018	2,100,000	2,096,997
1.25%, 1/31/2019	4,870,000	4,862,354
1.25%, 3/31/2019	2,500,000	2,495,025
1.25%, 1/31/2020	7,750,000	7,703,345
1.25%, 2/29/2020	1,080,000	1,073,077
1.25%, 3/31/2021	905,600	890,739
1.38%, 7/31/2018	705,000	705,634
1.38%, 9/30/2018	1,388,000	1,388,944
1.38%, 11/30/2018	250,000	250,115
1.38%, 12/31/2018	300,000	300,135
1.38%, 2/28/2019	2,900,000	2,901,015
1.38%, 1/31/2020	16,850,000	16,806,864
1.38%, 2/29/2020	7,590,000	7,564,270
1.38%, 3/31/2020	3,650,000	3,636,714
1.38%, 4/30/2020	1,015,000	1,010,625
1.38%, 5/31/2020	400,000	398,132
1.38%, 8/31/2020	2,350,000	2,334,020
1.38%, 1/31/2021	1,000,000	989,600
1.38%, 4/30/2021	3,624,000	3,578,120
1.38%, 6/30/2023	4,000,000	3,851,520
1.38%, 8/31/2023	3,000,000	2,882,160
1.50%, 8/31/2018	5,138,000	5,148,995
1.50%, 12/31/2018	5,929,800	5,943,260
1.50%, 1/31/2019	150,000	150,344
1.50%, 2/28/2019	150,000	150,339
1.50%, 3/31/2019	2,250,000	2,255,940
1.50%, 5/31/2019	1,161,400	1,164,187
1.50%, 10/31/2019	1,000,000	1,001,560
1.50%, 11/30/2019	1,685,000	1,686,702
1.50%, 1/31/2022	850,000	837,216
1.50%, 2/28/2023	5,370,000	5,228,071
1.50%, 3/31/2023	1,796,000	1,746,826
1.50%, 8/15/2026	1,892,000	1,770,288
1.63%, 3/31/2019	449,800	451,860
1.63%, 4/30/2019	640,400	643,320
1.63%, 6/30/2019	5,762,800	5,789,770
1.63%, 7/31/2019	592,000	594,765
1.63%, 8/31/2019	870,600	874,587
1.63%, 12/31/2019	2,700,000	2,710,557
1.63%, 7/31/2020	250,000	250,342
1.63%, 11/30/2020	2,000,000	1,999,180
1.63%, 8/15/2022	1,972,000	1,945,595
1.63%, 11/15/2022	3,964,000	3,898,475
1.63%, 5/31/2023	884,000	864,508
1.63%, 10/31/2023	4,730,000	4,607,304
1.63%, 2/15/2026	4,850,000	4,609,634
1.63%, 5/15/2026	300,000	284,469
1.75%, 9/30/2019	909,600	916,313
1.75%, 10/31/2020	1,900,000	1,908,265
1.75%, 12/31/2020	1,000,000	1,003,150
1.75%, 3/31/2022	500,000	497,500
1.75%, 5/15/2022	3,432,000	3,413,193
1.75%, 9/30/2022	2,470,000	2,447,819
1.75%, 5/15/2023	3,610,000	3,556,355
1.88%, 1/31/2022	1,399,600	1,401,448
1.88%, 4/30/2022	3,500,000	3,499,650
1.88%, 10/31/2022	47,000	46,837
2.00%, 7/31/2020	634,000	641,982
2.00%, 9/30/2020	400,000	404,916
2.00%, 11/30/2020	3,300,000	3,339,237
2.00%, 2/28/2021	518,000	523,812
2.00%, 5/31/2021	300,000	303,027
2.00%, 8/31/2021	1,913,600	1,930,420
2.00%, 10/31/2021	300,000	302,436
2.00%, 11/15/2021	1,103,800	1,113,204
2.00%, 12/31/2021	2,100,000	2,115,372
2.00%, 2/15/2022	780,000	785,920
2.00%, 11/30/2022	5,045,000	5,056,402
2.00%, 2/15/2023	9,040,000	9,044,610
2.00%, 2/15/2025	456,000	449,776
2.00%, 8/15/2025	200,000	196,624
2.13%, 8/31/2020	994,000	1,010,172
2.13%, 1/31/2021	650,000	660,107
2.13%, 6/30/2021	1,000,000	1,014,630
2.13%, 8/15/2021	3,201,600	3,246,615
2.13%, 9/30/2021	475,000	481,531
2.13%, 12/31/2021	809,800	820,255
2.13%, 6/30/2022	500,000	505,475
2.13%, 12/31/2022	3,400,000	3,427,710
2.13%, 11/30/2023	2,000,000	2,006,840
2.13%, 2/29/2024	4,000,000	4,004,960
2.13%, 5/15/2025	4,549,000	4,520,705
2.25%, 7/31/2018	326,000	329,283
2.25%, 3/31/2021	1,133,600	1,156,170
2.25%, 4/30/2021	1,000,000	1,019,540
2.25%, 7/31/2021	800,000	815,320
2.25%, 12/31/2023	2,214,000	2,236,074
2.25%, 11/15/2024	7,444,000	7,486,134
2.25%, 11/15/2025	1,400,000	1,400,434
2.25%, 2/15/2027	6,886,000	6,855,357
2.38%, 12/31/2020	2,542,000	2,604,355
2.38%, 8/15/2024	2,955,000	3,000,507
2.38%, 5/15/2027	1,000,000	1,006,450
2.50%, 8/15/2023	2,308,000	2,368,793
2.50%, 5/15/2024	9,694,000	9,931,599
2.63%, 8/15/2020	4,374,000	4,512,043
2.63%, 11/15/2020	11,696,000	12,071,441
2.75%, 2/15/2019	200,000	204,488
2.75%, 11/15/2023	5,383,000	5,603,380
2.75%, 2/15/2024	4,618,000	4,804,798
3.13%, 5/15/2019	3,074,800	3,174,270
3.13%, 5/15/2021	1,348,400	1,418,625
3.38%, 11/15/2019	2,142,600	2,239,253
3.50%, 5/15/2020	1,455,000	1,535,083
3.63%, 8/15/2019	68,200	71,358
3.63%, 2/15/2020	1,499,500	1,581,253
3.63%, 2/15/2021	3,356,000	3,584,779
3.75%, 11/15/2018	1,061,600	1,096,176

TOTAL U.S. TREASURY OBLIGATIONS (Cost $390,845,103)		391,349,346

See accompanying notes to financial statements.

203

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.3%
California State University Series B, 3.90%, 11/1/2047	$100,000	$102,786
California, Bay Area Toll Authority Revenue Series S1-SUB, 7.04%, 4/1/2050	100,000	153,074
California, State General Obligation:
7.30%, 10/1/2039	250,000	365,202
7.35%, 11/1/2039	110,000	161,617
7.50%, 4/1/2034	175,000	254,732
7.55%, 4/1/2039	175,000	267,176
7.63%, 3/1/2040	90,000	137,498
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	219,496
6.60%, 7/1/2050	160,000	238,536
Los Angeles, CA, Unified School District, General Obligation Series RY, 6.76%, 7/1/2034	150,000	206,548
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 6.26%, 4/1/2049	235,000	334,478
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	25,000	24,719
University of California Series AX, 3.06%, 7/1/2025	100,000	100,995
University. of California:
Series AD, 4.86%, 5/15/2112	150,000	155,060
Series AQ, 4.77%, 5/15/2115	75,000	75,935

		2,797,852

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	110,124

GEORGIA — 0.0% (b)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	175,000	214,564
7.06%, 4/1/2057	100,000	115,331

		329,895

ILLINOIS — 0.1%
Chicago Transit Authority Series B, 6.90%, 12/1/2040	70,000	89,041
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	25,000	30,554
City of Chicago IL:
Series B, 7.38%, 1/1/2033	35,000	36,054
Series B, 7.75%, 1/1/2042	50,000	50,962
State of Illinois:
5.10%, 6/1/2033	320,000	299,558
7.35%, 7/1/2035	500,000	534,995

		1,041,164

KANSAS — 0.0% (b)
Kansas Devlopment Finance Authority Series H, 4.93%, 4/15/2045	50,000	54,719

MASSACHUSETTS — 0.0% (b)
Commonwealth of Massachusetts 4.91%, 5/1/2029	100,000	116,502

MISSISSIPPI — 0.0% (b)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	119,291

NEW JERSEY — 0.1%
New Jersey Economic Development Authority Series A, 7.43%, 2/15/2029	275,000	337,986
New Jersey, State Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	104,764
New Jersey, State Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	275,000	403,579
Rutgers University, Revenue 5.67%, 5/1/2040	205,000	246,336

		1,092,665

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	280,938
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	125,455
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	105,268
Series A2, 5.21%, 10/1/2031	100,000	116,127
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	205,112
New York, State Dormitory Authority, State Personal Income Tax Revenue 5.63%, 3/15/2039	105,000	129,454
Port Authority of New York & New Jersey:
Series 192, 4.81%, 10/15/2065	150,000	173,829
Series 20, 4.23%, 10/15/2057	125,000	131,730

		1,267,913

OHIO — 0.1%
Ohio State University, General Receipts Revenue Series C, 4.91%, 6/1/2040	100,000	119,563
Ohio, American Municipal Power, Inc., Revenue 8.08%, 2/15/2050	200,000	322,744

		442,307

OREGON — 0.0% (b)
Oregon School Boards Association Series B, 5.68%, 6/30/2028	100,000	119,224

PENNSYLVANIA — 0.0% (b)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	92,760

See accompanying notes to financial statements.

204

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
State Public School Building Authority 5.00%, 9/15/2027	$99,000	$108,415

		201,175

SOUTH CAROLINA — 0.0% (b)
California, State Public Service Authority Series D, 2.39%, 12/1/2023	100,000	94,071

TENNESSEE — 0.0% (b)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,429

TEXAS — 0.1%
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	219,815
North Texas, Tollway Authority Revenue Series C, 6.72%, 1/1/2049	50,000	72,929
San Antonio, TX, Public Service Board Revenue 5.99%, 2/1/2039	75,000	97,399
Texas, State General Obligation 5.52%, 4/1/2039	100,000	130,955
Texas, State Transportation Commission, Revenue, Series B Series B-, 5.18%, 4/1/2030	110,000	130,162

		651,260

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	185,277

WISCONSIN — 0.0% (b)
State of Wisconsin Series C, 3.15%, 5/1/2027	100,000	100,520

TOTAL MUNICIPAL BONDS & NOTES (Cost $8,200,050)		8,734,388

ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2014-3, Class C, 2.58%, 9/8/2020.	1,000,000	1,005,877
CarMax Auto Owner Trust Series 2015-4, Class A4, 1.83%, 6/15/2021	750,000	749,529
Ford Credit Auto Owner Trust 2017-B Series 2017-B, Class A3, ABS, 1.69%, 11/15/2021	145,000	144,783

		1,900,189

CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2017-4, Class A, ABS, 1.64%, 12/15/2021	240,000	239,740
BA Credit Card Trust Series 2017-A1, Class A1, ABS, 1.95%, 8/15/2022	200,000	200,589
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4, 1.33%, 6/15/2022	500,000	495,603
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3, ABS, 1.92%, 4/7/2022	500,000	500,632

		1,436,564

FOREST PRODUCTS & PAPER — 0.1%
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	330,193
Discover Card Execution Note Trust Series 2014-A4, Class A4, 2.12%, 12/15/2021	500,000	503,649

		833,842

TOTAL ASSET-BACKED SECURITIES (Cost $4,194,352)		4,170,595

MORTGAGE-BACKED SECURITIES — 1.2%
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	500,000	512,545
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	512,145
COMM Mortgage Trust:
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,586,175
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	523,320
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	531,790
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A1, 1.72%, 8/15/2048	742,715	740,858
FHLMC Multifamily Structured Pass Through Certificates 4.49%, 11/25/2019	1,000,000	1,058,640
GS Mortgage Securities Corp. II Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,631,248
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	227,842	234,030
Series 2013-C10, Class A5, 3.14%, 12/15/2047	500,000	511,105
Series 2014-C20, Class A2, 2.87%, 7/15/2047	900,000	915,381
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,567,365

See accompanying notes to financial statements.

205

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A3, 3.45%, 7/15/2050	$500,000	$512,710
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 Series 2015-C21, Class A2, 2.93%, 3/15/2048	350,000	356,955
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,400,015
WFRBS Commercial Mortgage Trust Series 2012-C9, Class A3, 2.87%, 11/15/2045	200,000	202,552

TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,846,231)		12,796,834

	Shares
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	13,219,074	13,219,074
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	2,700,520	2,700,520

TOTAL SHORT-TERM INVESTMENTS (Cost $15,919,594)		15,919,594

TOTAL INVESTMENTS — 100.7% (Cost $1,079,271,414)		1,084,673,705
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(7,482,882)

NET ASSETS — 100.0%		$1,077,190,823

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $63,645 representing less than 0.05% of net assets.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

ISDA = International Swaps and Derivatives Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$581,467	$—	$581,467
Aerospace & Defense	—	4,168,750	—	4,168,750
Agriculture	—	2,477,287	—	2,477,287
Airlines	—	1,126,379	—	1,126,379
Apparel	—	145,693	—	145,693
Auto Manufacturers	—	5,992,623	—	5,992,623
Auto Parts & Equipment	—	454,327	—	454,327
Banks	—	62,258,456	—	62,258,456
Beverages	—	7,816,743	—	7,816,743
Biotechnology	—	4,619,163	—	4,619,163

See accompanying notes to financial statements.

206

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chemicals	$—	$5,371,029	$—	$5,371,029
Commercial Services	—	2,394,685	—	2,394,685
Construction Materials	—	1,200,873	—	1,200,873
Distribution & Wholesale	—	117,098	—	117,098
Diversified Financial Services	—	10,760,543	—	10,760,543
Electric	—	19,491,073	—	19,491,073
Electrical Components & Equipment	—	385,820	—	385,820
Electronics	—	1,883,058	—	1,883,058
Engineering & Construction	—	155,966	—	155,966
Environmental Control	—	900,948	—	900,948
Food	—	4,649,169	—	4,649,169
Forest Products & Paper	—	959,567	—	959,567
Gas	—	1,267,100	—	1,267,100
Hand & Machine Tools	—	258,800	—	258,800
Health Care Products	—	5,352,042	—	5,352,042
Health Care Services	—	4,443,644	—	4,443,644
Holding Companies-Divers	—	107,050	—	107,050
Home Builders	—	144,375	—	144,375
Home Furnishings	—	202,583	—	202,583
Household Products	—	959,675	—	959,675
Household Products & Wares	—	617,500	—	617,500
Housewares	—	625,929	—	625,929
Insurance	—	9,125,083	—	9,125,083
Internet	—	2,391,769	—	2,391,769
Investment Company Security	—	207,287	—	207,287
Iron/Steel	—	833,584	—	833,584
IT Services	—	7,478,618	—	7,478,618
Leisure Time	—	174,128	—	174,128
Lodging	—	510,969	—	510,969
Machinery, Construction & Mining	—	1,183,101	—	1,183,101
Machinery-Diversified	—	1,961,943	—	1,961,943
Media	—	9,611,927	—	9,611,927
Metal Fabricate & Hardware	—	169,324	—	169,324
Mining	—	2,235,464	—	2,235,464
Miscellaneous Manufacturer	—	2,276,319	—	2,276,319
Multi-National	—	4,331,871	—	4,331,871
Office & Business Equipment	—	99,998	—	99,998
Oil & Gas	—	20,334,915	—	20,334,915
Oil & Gas Services	—	1,017,546	—	1,017,546
Packaging & Containers	—	370,172	—	370,172
Pharmaceuticals	—	13,446,400	—	13,446,400
Pipelines	—	10,526,332	—	10,526,332
Real Estate	—	315,379	—	315,379
Real Estate Investment Trusts	—	8,659,588	—	8,659,588
Retail	—	9,357,128	—	9,357,128
Semiconductors	—	3,752,337	—	3,752,337
Software	—	7,588,062	—	7,588,062
Telecommunications.	—	14,492,268	—	14,492,268
Textiles	—	102,513	—	102,513
Tobacco	—	487,775	—	487,775
Toys/Games/Hobbies	—	139,210	—	139,210
Transportation	—	5,257,967	—	5,257,967
Trucking & Leasing	—	176,143	—	176,143
Water	—	139,565	—	139,565
Foreign Government Obligations	—	36,061,461	—	36,061,461
U.S. Government Agency Obligations	—	324,997,387	—	324,997,387
U.S. Treasury Obligations	—	391,349,346	—	391,349,346

See accompanying notes to financial statements.

207

SPDR Bloomberg Barclays Aggregate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Municipal Bonds & Notes	$—	$8,734,388	$—	$8,734,388
Asset-Backed Securities
Automobile	—	1,900,189	—	1,900,189
Credit Card	—	1,436,564	—	1,436,564
Forest Products & Paper	—	833,842	—	833,842
Mortgage-Backed Securities	—	12,796,834	—	12,796,834
Short-Term Investments	15,919,594	—	—	15,919,594

TOTAL INVESTMENTS	$15,919,594	$1,068,754,111	$—	$1,084,673,705

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	54,613,609	$54,613,609	55,158,122	109,771,731	—	$—	$29,023	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	28,254,645	15,035,571	13,219,074	13,219,074	10,398	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	167,418,133	167,418,133	—	—	39,518	—
State Street Navigator Securities Lending Government Money Market Portfolio*	18,701,615	18,701,615	84,192,528	100,193,623	2,700,520	2,700,520	24,231	—

TOTAL		$73,315,224				$15,919,594	$103,170	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

208

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 100.1%
ALABAMA — 0.8%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2025	$265,000	$319,890
Series A, 5.00%, 9/1/2033	900,000	1,070,055
Series A, 5.00%, 9/1/2034	1,000,000	1,183,600
Alabama, Public School & College Authority Revenue:
Series A, 5.00%, 2/1/2025	175,000	209,788
Series B, 5.00%, 1/1/2021	1,800,000	2,028,888
Series B, 5.00%, 1/1/2026	100,000	120,482
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2022	1,815,000	2,129,776
Series A, 5.00%, 8/1/2024	1,800,000	2,196,756
Series A, 5.00%, 8/1/2025	135,000	163,355
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	324,498
Series A, 5.00%, 6/1/2028	150,000	180,825
Birmingham, AL, Waterworks Board Revenue:
Series A, 3.75%, 1/1/2043	255,000	258,029
Series A, 4.00%, 1/1/2037	215,000	226,098
Series A, 4.00%, 1/1/2038	105,000	110,246
Series A, 4.00%, 1/1/2041	1,190,000	1,244,526
Series A, 5.00%, 1/1/2028	100,000	122,225
Series A, 5.00%, 1/1/2032	100,000	118,674
Series A, 5.00%, 1/1/2042	200,000	226,784
Series B, 4.00%, 1/1/2036	200,000	209,494
Series B, 5.00%, 1/1/2043	2,850,000	3,261,825
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	363,450
Mobile County, AL, Board of School Commissioners, Capital Outlay Revenue Series 2012, 3.75%, 3/1/2042	560,000	567,386
Mobile County, AL, Board of Water & Sewer Commissioners Revenue 5.00%, 1/1/2028	680,000	787,794
Tuscaloosa, AL, Board of Education Revenue 4.00%, 8/1/2041	400,000	420,504
University of Alabama, AL, General Revenue Series D-2, 5.00%, 10/1/2037	240,000	275,035

		18,119,983

ALASKA — 0.2%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2018	300,000	312,732
Series A, 5.00%, 8/1/2031	985,000	1,137,449
Series A, 5.00%, 8/1/2034	800,000	912,056
Series B, 5.00%, 8/1/2026	615,000	737,151
Anchorage, AK, General Obligation Series B, 5.00%, 9/1/2019	1,500,000	1,621,425
Borough of Matanuska-Susitna, AK, Lease Revenue 5.25%, 9/1/2028	145,000	171,309
Borough of North Slope, AK, General Obligation Series A, 5.00%, 6/30/2019	500,000	536,410

		5,428,532

ARIZONA — 1.8%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	300,000	370,578
5.00%, 6/1/2027	2,245,000	2,762,899
5.00%, 6/1/2028	125,000	151,804
5.00%, 6/1/2029	300,000	361,383
5.00%, 6/1/2032	860,000	1,017,079
5.00%, 6/1/2038	205,000	238,386
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	650,000	721,831
Series B, 5.00%, 7/1/2018	1,000,000	1,039,760
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A, 5.00%, 12/1/2045	140,000	161,482
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2025	200,000	243,744
5.00%, 7/1/2026	100,000	120,846
5.00%, 7/1/2027	130,000	162,053
5.00%, 7/1/2028	225,000	278,181
5.00%, 7/1/2030	140,000	165,654
5.00%, 7/1/2031	220,000	259,844
5.00%, 7/1/2035	5,000,000	5,947,300
Series A, 5.00%, 7/1/2024	145,000	168,990
Series A, 5.00%, 7/1/2026	275,000	319,638
Series A, 5.00%, 7/1/2028	250,000	290,057
Series A, 5.00%, 7/1/2035	310,000	355,988
Arizona, State University Revenue Series C, 5.00%, 7/1/2042	790,000	913,643
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	125,000	154,199
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	180,732
Chandler, AZ, General Obligation 4.00%, 7/1/2022	1,120,000	1,259,194
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	150,000	179,286
Mesa, AZ, Excise Tax Revenue 5.00%, 7/1/2027	2,000,000	2,005,580
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2026	8,660,000	10,762,994
5.00%, 7/1/2029	455,000	550,523
5.00%, 7/1/2033	150,000	175,928
Series A, 5.00%, 7/1/2039	3,365,000	3,873,250
Series B, 5.00%, 7/1/2024	115,000	140,153
Series B, 5.00%, 7/1/2026	1,030,000	1,234,991
Series B, 5.00%, 7/1/2027	1,885,000	2,253,348
SubSeries A, 5.00%, 7/1/2025	125,000	153,795

See accompanying notes to financial statements.

209

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Phoenix, AZ, General Obligation 4.00%, 7/1/2022	$750,000	$841,290
Pima County, Regional Transportation Authority Revenue 5.00%, 6/1/2025	325,000	382,986
Pima, AZ, Sewer System Revenue:
5.00%, 7/1/2023	2,825,000	3,367,654
Series B, 5.00%, 7/1/2021	100,000	114,286
Scottsdale, AZ, General Obligation:
3.00%, 7/1/2022	170,000	183,141
3.00%, 7/1/2032	200,000	199,280
4.00%, 7/1/2019	165,000	174,441

		44,238,191

ARKANSAS — 0.2%
Arkansas, State General Obligation:
3.00%, 4/1/2023	400,000	431,360
3.25%, 6/15/2022	325,000	348,364
4.00%, 4/1/2025	500,000	563,030
5.00%, 10/1/2019	100,000	108,613
5.00%, 4/1/2020	265,000	292,627
5.00%, 6/15/2021	125,000	143,076
5.00%, 4/1/2026	270,000	328,571
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,180,843
North Little Rock School District No. 1, General Obligation Series B, 4.25%, 2/1/2040	360,000	383,994

		4,780,478

CALIFORNIA — 19.9%
Alameda County, Joint Powers Authority Revenue Series A, 5.00%, 12/1/2030	135,000	158,427
Anaheim, CA, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2034	1,000,000	1,124,700
5.00%, 10/1/2035	495,000	556,083
5.00%, 10/1/2036	215,000	241,251
Series A, 5.00%, 10/1/2041	2,245,000	2,510,404
Anaheim, Public Financing Authority Revenue:
4.00%, 10/1/2030	170,000	183,217
Series A, 5.00%, 5/1/2034	230,000	266,151
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	115,000	142,710
Series A, 5.00%, 9/15/2029	5,000,000	6,006,700
Series A, 5.00%, 9/15/2031	1,000,000	1,108,990
Series A, 5.00%, 9/15/2032	2,000,000	2,216,000
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2020	100,000	110,969
California, Bay Area Toll Authority Revenue:
5.00%, 4/1/2019	130,000	138,856
5.00%, 4/1/2028	685,000	794,881
5.00%, 4/1/2031	875,000	1,011,447
Series B, 1.50%, 4/1/2047 (a)	100,000	100,122
Series C, 1.88%, 4/1/2047 (a)	895,000	903,932
Series F-1, 5.00%, 4/1/2054	125,000	140,059
California, East Bay Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2033	565,000	663,417
Series B, 5.00%, 6/1/2020	350,000	389,420
Series B, 5.00%, 6/1/2029	1,375,000	1,766,229
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2026	100,000	126,047
5.00%, 10/1/2027	245,000	304,082
5.00%, 10/1/2028	430,000	529,816
5.00%, 10/1/2032	3,180,000	3,827,989
5.00%, 10/1/2033	3,765,000	4,512,503
5.00%, 10/1/2034	2,400,000	2,864,016
5.00%, 10/1/2035	2,225,000	2,647,483
Series A, 4.00%, 10/1/2045	3,315,000	3,476,772
California, Municipal Finance Authority Revenue:
4.00%, 10/1/2040	4,000,000	4,206,400
5.00%, 10/1/2025	145,000	179,865
California, State Department of Water Resources Center Valley Project, Revenue:
Series AM, 5.00%, 12/1/2018	605,000	638,795
Series AM, 5.00%, 12/1/2020	130,000	146,653
Series AQ, 4.00%, 12/1/2033	900,000	968,013
Series AS, 5.00%, 12/1/2024	290,000	357,889
Series AW, 4.00%, 12/1/2020	2,790,000	3,054,576
Series AW, 5.00%, 12/1/2028	275,000	342,191
Series AW, 5.00%, 12/1/2029	600,000	739,692
California, State Department of Water Resources Power Supply Revenue:
Series AR, 5.00%, 12/1/2023	105,000	127,283
Series AS, 5.00%, 12/1/2029	175,000	211,088
Series O, 5.00%, 5/1/2022	150,000	175,691
California, State Educational Facilities, Authority Revenue:
Series U-3, 5.00%, 6/1/2043	875,000	1,158,299
Series U-6, 5.00%, 5/1/2045	100,000	132,988
Series U-7, 5.00%, 6/1/2046	100,000	133,547
California, State General Obligation:
3.00%, 10/1/2027	100,000	105,391
3.25%, 3/1/2032	250,000	250,330
3.75%, 12/1/2034	100,000	104,470
4.00%, 5/1/2023	225,000	255,289
4.00%, 9/1/2026	120,000	132,312
4.00%, 9/1/2027	110,000	120,832
4.00%, 12/1/2030 (a)	135,000	147,961
4.00%, 12/1/2032	305,000	323,553
4.00%, 9/1/2033	850,000	911,931
4.00%, 9/1/2037	1,255,000	1,319,369
4.00%, 12/1/2040	400,000	416,244
4.00%, 8/1/2045	2,000,000	2,101,340
4.50%, 12/1/2043	1,410,000	1,518,711
5.00%, 4/1/2018	140,000	144,284
5.00%, 8/1/2018	100,000	104,397
5.00%, 10/1/2018	250,000	262,600
5.00%, 2/1/2019	1,650,000	1,753,042

See accompanying notes to financial statements.

210

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.00%, 9/1/2019	$170,000	$184,064
5.00%, 10/1/2019	350,000	379,981
5.00%, 8/1/2020	175,000	195,036
5.00%, 9/1/2020	945,000	1,055,763
5.00%, 8/1/2021	4,000,000	4,583,040
5.00%, 9/1/2021	5,050,000	5,798,511
5.00%, 10/1/2022	4,340,000	5,109,265
5.00%, 9/1/2023	785,000	940,273
5.00%, 10/1/2023	640,000	768,224
5.00%, 11/1/2023	4,550,000	5,470,146
5.00%, 3/1/2024	1,875,000	2,267,869
5.00%, 8/1/2024	550,000	670,004
5.00%, 9/1/2024	1,125,000	1,356,184
5.00%, 12/1/2024	8,610,000	10,344,054
5.00%, 3/1/2025	365,000	447,559
5.00%, 9/1/2025	235,000	289,776
5.00%, 10/1/2025	350,000	377,913
5.00%, 11/1/2025	265,000	316,831
5.00%, 3/1/2026	1,075,000	1,306,168
5.00%, 8/1/2026	1,120,000	1,393,213
5.00%, 10/1/2026	275,000	326,988
5.00%, 11/1/2026	150,000	180,381
5.00%, 8/1/2027	4,265,000	5,175,108
5.00%, 9/1/2027	100,000	114,429
5.00%, 11/1/2027	200,000	237,142
5.00%, 12/1/2027	325,000	384,816
5.00%, 8/1/2028	1,000,000	1,195,010
5.00%, 9/1/2028	2,010,000	2,307,333
5.00%, 10/1/2028	450,000	533,187
5.00%, 10/1/2029	2,675,000	2,748,616
5.00%, 8/1/2030	1,720,000	2,042,104
5.00%, 9/1/2030	265,000	302,087
5.00%, 9/1/2031	1,180,000	1,401,790
5.00%, 3/1/2032	280,000	326,987
5.00%, 8/1/2032	1,345,000	1,570,166
5.00%, 10/1/2032	850,000	995,350
5.00%, 11/1/2032	410,000	476,322
5.00%, 8/1/2033	6,695,000	7,787,423
5.00%, 10/1/2033	570,000	665,002
5.00%, 8/1/2034	5,350,000	6,240,989
5.00%, 9/1/2034	290,000	340,933
5.00%, 10/1/2034	125,000	145,294
5.00%, 8/1/2035	4,605,000	5,356,253
5.00%, 9/1/2035	130,000	152,373
5.00%, 9/1/2036	1,390,000	1,624,340
5.00%, 4/1/2037	200,000	227,934
5.00%, 10/1/2037	425,000	491,568
5.00%, 10/1/2039	380,000	438,436
5.00%, 9/1/2042	440,000	499,695
5.00%, 2/1/2043	160,000	181,296
5.00%, 4/1/2043	680,000	773,017
5.00%, 10/1/2044	550,000	633,011
5.00%, 8/1/2045	4,780,000	5,504,935
5.00%, 9/1/2045	500,000	580,370
5.25%, 9/1/2029	150,000	177,896
Series B, 5.00%, 8/1/2018	1,290,000	1,346,721
Series B, 5.00%, 9/1/2018	100,000	104,714
Series B, 5.00%, 8/1/2020	1,030,000	1,147,925
Series B, 5.00%, 9/1/2021	705,000	809,495
Series B, 5.00%, 9/1/2022	250,000	293,770
Series B, 5.00%, 9/1/2023	2,900,000	3,473,620
Series B, 5.00%, 8/1/2024	6,175,000	7,522,323
Series B, 5.00%, 9/1/2025	100,000	123,309
Series C, 5.00%, 9/1/2032	1,350,000	1,589,868
Series C, 5.00%, 9/1/2034	125,000	146,008
California, State Infrastructure & Economic Development Bank Revenue Series A, 5.00%, 10/1/2041	400,000	475,464
California, State Public Works Board, Lease Revenue:
Series C, 5.00%, 3/1/2038	160,000	191,005
Series F, 5.00%, 10/1/2018	400,000	420,060
California, William S. Hart Union High School District, General Obligation Series C, 3.50%, 8/1/2038	620,000	625,741
Capistrano, Unified School District, Special Tax 3.00%, 9/1/2025	110,000	112,727
Centinela Valley, CA, Union High School District, General Obligation:
Series B, 4.00%, 8/1/2047 (b)	375,000	387,979
Series B, 4.00%, 8/1/2050 (b)	100,000	103,226
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,081,757
5.00%, 8/1/2026	100,000	118,193
5.00%, 8/1/2029	110,000	129,322
Chaffey, Joint Union High School District, General Obligation Series A, 5.00%, 8/1/2037	190,000	218,555
Clovis, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2037	140,000	147,886
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	355,000	425,510
Series A, 5.00%, 8/1/2020	500,000	558,370
Coast, CA, Community College District, General Obligation, Election of 2012 Series A, 4.00%, 8/1/2032	2,530,000	2,691,060
Contra Costa, CA, Community College District, General Obligation 5.00%, 8/1/2038	2,080,000	2,396,410
Contra Costa, CA, Transportation Authority Revenue Series A, 5.00%, 3/1/2032	250,000	293,660
Contra Costa, CA, Transportation Authority, Sales Tax Revenue Series B, 5.00%, 3/1/2024	295,000	324,830
Cupertino, CA, Union School District, General Obligation:
Series B, 5.00%, 8/1/2035	175,000	204,668
Series B, 5.00%, 8/1/2036	300,000	349,800
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	5,800,000	6,670,638

See accompanying notes to financial statements.

211

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	$360,000	$421,160
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2028	2,120,000	2,593,142
Series A, 5.00%, 6/1/2037	2,015,000	2,355,273
Series B, 5.00%, 6/1/2022	145,000	170,552
Series B, 5.00%, 6/1/2030	160,000	189,216
El Camino Community College District, General Obligation:
Series C, Zero Coupon, 8/1/2033	150,000	87,396
Series C, 4.00%, 8/1/2037	155,000	161,865
Series C, 5.00%, 8/1/2037	430,000	493,231
El Dorado Irrigation District/El Dorado County Water Agency Revenue Series C, 5.00%, 3/1/2032	375,000	441,146
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	200,000	245,842
5.00%, 8/1/2028	125,000	152,919
5.00%, 8/1/2035	1,005,000	1,197,719
Fremont, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	325,000	373,626
5.00%, 8/1/2022	125,000	147,281
5.00%, 8/1/2040	780,000	903,989
Garden Grove, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2035	150,000	172,818
Grossmont, CA, Community College District, General Obligation Series A, 5.25%, 8/1/2038	3,735,000	4,399,793
Huntington Beach, CA, Union High School District, General Obligation:
5.00%, 8/1/2021	100,000	114,704
5.00%, 8/1/2022	100,000	117,450
Imperial, CA, Irrigation District Electric System Revenue:
Series B-1, 5.00%, 11/1/2046	4,315,000	4,977,784
Series C, 5.00%, 11/1/2030	125,000	149,265
Irvine Ranch, CA, Water District 5.25%, 2/1/2046	5,000,000	5,979,500
Livermore Valley, CA, Joint Unified School District, General Obligation 4.00%, 8/1/2041	4,190,000	4,381,357
Long Beach, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2041	4,640,000	4,900,165
Series B, 4.00%, 8/1/2042	120,000	124,230
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2034	170,000	182,430
4.00%, 8/1/2038	500,000	530,050
Series A, 5.00%, 8/1/2019	1,000,000	1,081,070
Series A, 5.00%, 8/1/2023	115,000	138,562
Series A, 5.00%, 8/1/2026	150,000	182,839
Series A, 5.00%, 8/1/2029	275,000	329,934
Series A, 5.00%, 8/1/2031	2,080,000	2,471,331
Series F, 4.00%, 8/1/2032	3,405,000	3,641,375
Series F, 5.00%, 8/1/2027	475,000	563,521
Series G, 4.00%, 8/1/2039	300,000	316,044
Los Angeles, CA, Department of Airports Revenue Series C, 5.00%, 5/15/2038	200,000	229,772
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2026	100,000	117,387
Series A, 5.00%, 7/1/2028	240,000	298,414
Series A, 5.00%, 7/1/2030	515,000	609,734
Series A, 5.00%, 7/1/2031	355,000	427,541
Series A, 5.00%, 7/1/2032	455,000	544,166
Series A, 5.00%, 7/1/2036	3,000,000	3,535,530
Series A, 5.00%, 7/1/2037	190,000	217,504
Series A, 5.00%, 7/1/2039	1,410,000	1,625,871
Series A, 5.00%, 7/1/2040	895,000	1,039,874
Series A, 5.00%, 7/1/2046	2,900,000	3,355,213
Series B, 5.00%, 7/1/2028	280,000	341,113
Series B, 5.00%, 12/1/2018	1,665,000	1,755,226
Series B, 5.00%, 7/1/2019	320,000	345,306
Series B, 5.00%, 7/1/2030	520,000	612,092
Series B, 5.00%, 7/1/2032	960,000	1,122,015
Series B, 5.00%, 7/1/2035	2,000,000	2,294,640
Series B, 5.00%, 7/1/2036	100,000	114,578
Series B, 5.00%, 7/1/2043	2,470,000	2,782,728
Series B, 5.00%, 7/1/2045	2,340,000	2,709,205
Series C, 5.00%, 7/1/2027	140,000	168,878
Series D, 5.00%, 7/1/2022	185,000	218,335
Series D, 5.00%, 7/1/2032	180,000	212,344
Series D, 5.00%, 7/1/2033	1,035,000	1,213,672
Series D, 5.00%, 7/1/2039	4,155,000	4,791,130
Series E, 5.00%, 7/1/2035	125,000	144,830
Los Angeles, CA, Department of Water Revenue:
Series B, 5.00%, 7/1/2020	115,000	128,319
Series B, 5.00%, 7/1/2021	110,000	126,500
Series B, 5.00%, 7/1/2026	100,000	119,083
Series B, 5.00%, 7/1/2035	990,000	1,149,499
Los Angeles, CA, Harbor Department Revenue Series B, 5.00%, 8/1/2039	2,050,000	2,348,726
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 6/1/2020	175,000	194,444
Series B, 5.00%, 7/1/2019	140,000	150,842
Series B, 5.00%, 7/1/2030	130,000	152,220
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 8/1/2037	600,000	624,570
4.00%, 12/1/2040	225,000	231,635
5.00%, 12/1/2028	500,000	601,335
5.00%, 8/1/2042	475,000	533,126
Series D, 4.00%, 12/1/2036	595,000	619,121
Series D, 5.00%, 12/1/2030	280,000	332,984
Series D, 5.00%, 12/1/2045	1,095,000	1,253,063
Los Angeles, CA, Redevelopment Authority, Tax Allocation:
5.00%, 12/1/2027 (b)	225,000	266,467

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.25%, 12/1/2025 (b)	$3,505,000	$4,290,541
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	150,000	151,880
Series A, 4.00%, 7/1/2040	975,000	1,019,080
Series A, 5.00%, 7/1/2021	2,500,000	2,863,425
Series A, 5.00%, 7/1/2023	4,125,000	4,945,999
Series A, 5.00%, 7/1/2028	145,000	164,685
Series A, 5.00%, 7/1/2029	215,000	243,922
Series A, 5.00%, 7/1/2030	670,000	759,291
Series A, 5.00%, 7/1/2031	935,000	1,057,672
Series A, 5.00%, 7/1/2032	460,000	519,782
Series A, 5.00%, 7/1/2040	155,000	179,972
Series B, 3.00%, 7/1/2031	155,000	154,473
Series B, 3.00%, 7/1/2032	885,000	874,451
Series B, 5.00%, 7/1/2021	2,510,000	2,874,879
Series C, 5.00%, 7/1/2021	2,530,000	2,897,786
Series C, 5.00%, 7/1/2024	1,970,000	2,408,148
Series C, 5.00%, 7/1/2025	160,000	194,523
Series D, 5.00%, 7/1/2021	2,555,000	2,926,420
Los Angeles, CA, Wastewater System Revenue:
Series A, 5.00%, 6/1/2018	105,000	108,909
Series B, 5.00%, 6/1/2024	170,000	200,666
Series B, 5.00%, 6/1/2034	1,110,000	1,307,857
Series B, 5.00%, 6/1/2035	340,000	399,000
Manteca, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2045	225,000	231,568
Metropolitan Water District of Southern California Revenue Series A, 4.00%, 7/1/2045	1,500,000	1,572,105
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	135,000	158,416
5.00%, 9/1/2023	315,000	376,085
Montebello, CA, Unified School District, General Obligation Series A, 4.00%, 8/1/2046	375,000	389,752
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2026	350,000	279,387
Zero Coupon, 8/1/2031	110,000	71,064
0.01%, 8/1/2030	290,000	195,909
Mount San Antonio, CA, Community College District, General Obligation Series A, 5.00%, 8/1/2034	280,000	326,388
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2022 (b)	350,000	410,326
5.00%, 8/1/2025	200,000	246,346
5.00%, 8/1/2027	515,000	632,492
6.63%, 8/1/2038	210,000	254,554
Series A, 5.00%, 8/1/2030	860,000	1,021,052
Series A, 5.00%, 8/1/2031	150,000	177,128
Series A, 5.00%, 8/1/2032	150,000	176,169
Series A, 5.00%, 8/1/2040	100,000	114,701
Ohlone, Community College District, General Obligation 5.00%, 8/1/2027	310,000	360,629
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 3.00%, 2/1/2031	415,000	421,565
Series A, 5.00%, 2/1/2035	1,955,000	2,298,963
Series B, 2.00%, 12/15/2018	1,200,000	1,218,456
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	100,000	120,381
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	406,147
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	250,000	261,402
Rancho Cucamonga Redevelopment Agency Successor Agency:
5.00%, 9/1/2022 (b)	1,090,000	1,276,706
5.00%, 9/1/2028 (b)	415,000	486,708
Regents of the University of California Medical Center Pooled Revenue
Series J, 5.25%, 5/15/2038	100,000	116,496
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
2.00%, 6/1/2029	175,000	158,974
Series A, 5.25%, 6/1/2026	220,000	264,917
Series A, 5.25%, 6/1/2031	475,000	559,669
Series A, 5.25%, 6/1/2033	500,000	586,090
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,215,000	1,462,277
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2031	150,000	176,024
Series A, 5.00%, 12/1/2033	800,000	931,568
Sacramento, CA, Municipal Utility District, Electricity Revenue:
5.00%, 7/1/2028	325,000	389,207
5.00%, 7/1/2029	1,000,000	1,189,530
Series A, 5.00%, 8/15/2041	200,000	228,278
Series B, 5.00%, 8/15/2017	105,000	105,474
Series B, 5.00%, 8/15/2029	150,000	176,790
Series B, 5.00%, 8/15/2030	115,000	135,176
Series D, 5.00%, 8/15/2023	4,610,000	5,533,429
San Antonio, CA, Community College District, General Obligation Zero Coupon, 8/1/2043	2,260,000	1,767,343
San Bernardino, CA, Community College District, General Obligation:
Series A, 4.00%, 8/1/2032	100,000	108,046
Series A, 4.00%, 8/1/2033	250,000	268,947
Series A, 5.00%, 8/1/2029	1,010,000	1,196,305

See accompanying notes to financial statements.

213

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2027	$475,000	$570,328
5.00%, 10/15/2028	255,000	303,848
5.00%, 10/15/2031	345,000	403,198
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	150,000	172,419
5.00%, 5/15/2023	110,000	131,376
Series A, 5.00%, 5/15/2027	155,000	191,582
Series A, 5.00%, 5/15/2034	5,320,000	6,287,336
San Diego County, CA, Regional Transportation Commission, Revenue Series A, 5.00%, 4/1/2020	150,000	165,938
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 4.75%, 4/1/2048	355,000	398,605
Series A, 5.00%, 4/1/2026	130,000	157,192
Series A, 5.00%, 4/1/2027	200,000	248,592
Series A, 5.00%, 4/1/2028	125,000	149,826
Series A, 5.00%, 4/1/2029	700,000	835,604
Series A, 5.00%, 4/1/2032	810,000	970,113
Series A, 5.00%, 4/1/2034	100,000	117,575
Series A, 5.00%, 4/1/2037	225,000	261,178
Series A, 5.00%, 4/1/2039	155,000	178,881
San Diego County, CA, Water Authority Financing Corp., Revenue 5.00%, 5/1/2031	340,000	395,886
San Diego County, CA, Water Authority Revenue:
5.00%, 5/1/2025	160,000	188,795
5.00%, 5/1/2028	105,000	123,132
Series A, 5.00%, 5/1/2032	1,500,000	1,792,485
Series A, 5.00%, 5/1/2033	1,000,000	1,189,770
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2021	100,000	114,734
Series A, 5.00%, 9/1/2025	100,000	123,394
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2032	1,500,000	1,624,500
5.00%, 8/1/2020	100,000	111,706
5.00%, 8/1/2025	700,000	872,893
5.00%, 8/1/2027	100,000	124,863
5.00%, 8/1/2030	1,235,000	1,458,905
5.00%, 8/1/2032	1,225,000	1,434,806
5.00%, 8/1/2043	1,865,000	2,130,539
San Diego, CA, Unified School District, General Obligation:
Zero Coupon, 7/1/2039	555,000	228,860
Series I, Zero Coupon, 7/1/2036	2,865,000	1,360,904
Series I, Zero Coupon, 7/1/2037	255,000	115,367
Series I, 0.01%, 7/1/2034	220,000	115,311
Series R-4, 5.00%, 7/1/2024	135,000	165,325
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A, 5.00%, 7/1/2030	500,000	584,295
Series A, 5.00%, 7/1/2031	270,000	315,095
Series A, 5.00%, 7/1/2032	1,035,000	1,206,241
Series A, 5.00%, 7/1/2036	575,000	664,154
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
5.00%, 8/1/2029	125,000	152,919
5.00%, 8/1/2047	105,000	124,841
Series C, 5.00%, 8/1/2029	100,000	118,257
Series C, 5.00%, 8/1/2031	110,000	129,667
San Francisco, CA, City & County Public Utilities Commission Revenue:
Series B, 4.00%, 10/1/2039	140,000	145,698
Series B, 5.00%, 10/1/2026	1,110,000	1,294,560
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2032	100,000	117,809
San Francisco, CA, City & County, Certificates of Participation Series R1, 4.00%, 9/1/2039	535,000	551,168
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2033	1,500,000	1,604,025
Series A, 4.00%, 6/15/2034	1,990,000	2,120,265
Series A, 4.00%, 6/15/2035	1,350,000	1,434,888
Series A, 5.00%, 6/15/2023	200,000	234,468
Series R1, 4.00%, 6/15/2030	100,000	107,603
Series R1, 5.00%, 6/15/2020	400,000	445,032
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2028	170,000	209,744
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	119,783
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	100,000	122,921
Series A, 5.00%, 8/1/2027	270,000	330,982
San Jose Evergreen Community College District Series A, 5.00%, 9/1/2028	105,000	126,516
San Jose, CA, Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2018	275,000	287,864
San Jose, CA, Financing Authority Revenue:
Series A, 5.00%, 6/1/2028	1,435,000	1,672,665
Series A, 5.00%, 6/1/2039	525,000	593,833
San Marcos, CA, Unified School District, General Obligation Series C, 5.00%, 8/1/2040	150,000	170,832
San Mateo County, CA, Community College District, General Obligation:
5.00%, 9/1/2029	100,000	120,194

See accompanying notes to financial statements.

214

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.00%, 9/1/2033	$300,000	$357,492
5.00%, 9/1/2034	100,000	118,290
San Mateo County, CA, Joint Powers Financing Authority Revenue 5.00%, 6/15/2024	100,000	122,180
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2022	775,000	909,152
Series A, 5.00%, 6/1/2027	120,000	147,077
Series A, 5.00%, 6/1/2029	100,000	121,176
Series A, 5.00%, 6/1/2030	160,000	193,106
San Mateo County, CA, Transportation Authority, General Obligation Series A, 5.00%, 9/1/2041	760,000	873,316
Santa Clara County, CA, Financing Authority Revenue:
Series Q, 2.50%, 5/15/2029	140,000	130,249
Series Q, 4.00%, 5/15/2031	1,815,000	1,950,381
Series Q, 4.00%, 5/15/2033	300,000	317,406
Santa Clara County, CA, General Obligation:
Series B, 3.25%, 8/1/2035	750,000	749,985
Series B, 5.00%, 8/1/2022	110,000	129,726
Santa Monica Community College District, General Obligation Series A, 5.00%, 8/1/2027	100,000	118,193
Solano County, CA, Community College District, General Obligation Series A, 4.38%, 8/1/2047	1,855,000	1,963,833
Solano County, CA, Junior College District, General Obligation 5.00%, 8/1/2028	250,000	295,325
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	200,000	228,784
Southern, CA, Public Power Authority Revenue:
5.00%, 7/1/2021	300,000	343,989
Series A, 5.00%, 7/1/2023	3,725,000	4,254,024
Series A, 5.00%, 7/1/2025	520,000	592,545
Series A, 5.00%, 7/1/2032	410,000	483,673
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	100,000	96,188
University of California, Revenue:
4.00%, 5/15/2046	315,000	329,588
5.00%, 5/15/2026	1,000,000	1,254,400
5.25%, 5/15/2047	5,000,000	5,991,550
Series A, 3.00%, 11/1/2033	250,000	241,817
Series A, 3.13%, 11/1/2036	625,000	601,644
Series A, 4.00%, 11/1/2031	16,375,000	17,684,181
Series A, 4.00%, 11/1/2035	100,000	106,023
Series A, 4.00%, 11/1/2037	250,000	264,072
Series A, 4.00%, 11/1/2038	600,000	631,422
Series A, 4.00%, 11/1/2043	300,000	314,268
Series A, 4.00%, 11/1/2045	2,015,000	2,104,809
Series A, 5.00%, 11/1/2019	390,000	425,014
Series A, 5.00%, 11/1/2020	460,000	517,348
Series A, 5.00%, 11/1/2021	2,500,000	2,891,825
Series A, 5.00%, 11/1/2030	5,860,000	6,948,857
Series A, 5.00%, 11/1/2032	1,255,000	1,469,289
Series A, 5.00%, 11/1/2033	350,000	407,676
Series A, 5.00%, 11/1/2037	1,200,000	1,375,548
Series A, 5.00%, 11/1/2041	1,615,000	1,879,925
Series A, 5.00%, 11/1/2045	5,495,000	6,350,077
Series AF, 4.00%, 5/15/2019	115,000	121,379
Series AF, 5.00%, 5/15/2019	3,365,000	3,613,472
Series AF, 5.00%, 5/15/2029	290,000	341,020
Series AI, 5.00%, 5/15/2032	285,000	331,694
Series AI, 5.00%, 5/15/2033	4,395,000	5,107,166
Series AI, 5.00%, 5/15/2034	740,000	858,578
Series AI, 5.00%, 5/15/2038	955,000	1,092,721
Series AM, 5.00%, 5/15/2026	425,000	516,957
Series AM, 5.00%, 5/15/2027	580,000	702,566
Series AM, 5.00%, 5/15/2028	615,000	741,868
Series AM, 5.00%, 5/15/2029	170,000	204,218
Series AM, 5.00%, 5/15/2049	1,000,000	1,125,750
Series AM, 5.25%, 5/15/2030	100,000	121,300
Series AM, 5.25%, 5/15/2031	150,000	180,881
Series AO, 5.00%, 5/15/2025	3,825,000	4,749,770
Series AO, 5.00%, 5/15/2028	340,000	411,077
Series AO, 5.00%, 5/15/2032	100,000	117,889
Series AR, 4.00%, 5/15/2037	755,000	800,647
Series AR, 5.00%, 5/15/2030	565,000	680,582
Series AR, 5.00%, 5/15/2032	100,000	119,314
Series AR, 5.00%, 5/15/2041	125,000	145,585
Series AR, 5.00%, 5/15/2046	620,000	718,946
Series AT, 1.40%, 5/15/2046 (a)	550,000	547,943
Series B-2, VRN, 4.00%, 11/1/2049 (a)	. 100,000	109,792
Series B-3, VRN, 4.00%, 11/1/2051 (a)	. 100,000	112,868
Series G, 5.00%, 5/15/2019	125,000	134,205
Series G, 5.00%, 5/15/2026	670,000	779,123
Series G, 5.00%, 5/15/2037	515,000	584,643
Series G, 5.00%, 5/15/2042	1,080,000	1,215,400
Series I, 4.00%, 5/15/2045	200,000	209,192
Series I, 5.00%, 5/15/2018	165,000	170,828
Series I, 5.00%, 5/15/2019	125,000	134,205
Series I, 5.00%, 5/15/2022	510,000	598,031
Series I, 5.00%, 5/15/2028	290,000	352,968
Series I, 5.00%, 5/15/2030	110,000	131,937
Series I, 5.00%, 5/15/2031	125,000	149,034
Series I, 5.00%, 5/15/2032	115,000	136,204
Series K, 4.00%, 5/15/2036	245,000	259,232
Series K, 4.00%, 5/15/2037	1,000,000	1,056,510
Series K, 5.00%, 5/15/2051	645,000	731,785
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	200,000	198,084
Ventura County, CA, Public Financing Authority, Lease Revenue:
Series A, 4.00%, 11/1/2043	370,000	384,726
Series A, 5.00%, 11/1/2026	100,000	116,271
Series A, 5.00%, 11/1/2030	670,000	774,962
Series A, 5.00%, 11/1/2038	1,960,000	2,242,495

See accompanying notes to financial statements.

215

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	$450,000	$483,642
West Contra, CA, Costa Unified School District, General Obligation:
5.00%, 8/1/2032 (b)	675,000	774,961
Series C, 4.00%, 8/1/2054	100,000	102,144
West Hollywood, CA, Public Financing Authority Revenue 4.00%, 4/1/2046	1,605,000	1,659,987
West Valley-Mission Community College District, CA, General Obligation:
Series A, 4.00%, 8/1/2037	240,000	258,223
Series A, 5.00%, 8/1/2034	215,000	248,527
Series B, 4.00%, 8/1/2034	250,000	268,352
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	180,000	217,075

		479,528,916

COLORADO — 1.6%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,380,320
Series A, 5.00%, 12/1/2031	485,000	581,981
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	250,000	292,758
Adams, CO, County School District No 1, General Obligation 5.00%, 12/1/2036	350,000	410,732
Adams, CO,12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2027	1,920,000	2,368,685
Aurora, CO, Water Revenue:
2.00%, 8/1/2046 (a)	500,000	459,535
5.00%, 8/1/2046	3,420,000	3,971,304
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation Series C, 5.00%, 12/15/2028	1,800,000	2,210,328
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	5,345,000	6,335,375
Series A, 5.00%, 12/1/2042	245,000	289,004
Series B, 4.00%, 12/1/2027	130,000	149,718
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2044	110,000	126,224
Series C-2, 5.00%, 11/15/2037	100,000	115,886
Colorado, Higher Education, Certificates of Participation Series A, 5.00%, 11/1/2025	445,000	545,690
Colorado, State Board of Governors University Enterprise System Revenue:
Series A, 5.00%, 3/1/2031	2,000,000	2,480,880
Series A, 5.00%, 3/1/2033	995,000	1,245,183
Series E, 5.00%, 3/1/2038	300,000	337,446
Colorado, State Building Excellent Schools Today, Certificates of Participation Series H, 3.25%, 3/15/2035	795,000	796,010
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation Series A, 5.00%, 11/1/2024	125,000	151,359
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2046	100,000	104,806
Series A, 5.00%, 8/1/2022	265,000	310,251
Series A, 5.00%, 8/1/2024	325,000	395,427
Series A, 5.00%, 8/1/2042	1,000,000	1,154,320
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2020	2,250,000	2,534,220
5.00%, 12/1/2025	1,200,000	1,486,572
5.00%, 12/1/2029	250,000	304,183
Series B, 5.00%, 12/1/2026	100,000	118,268
Series B, 5.00%, 12/1/2027	2,000,000	2,424,700
Platte River Power Authority Revenue
Series JJ, 4.00%, 6/1/2026	340,000	391,306
Regional, CO, Transportation District, Certificates of Participation:
COPs, 5.00%, 6/1/2025	140,000	164,038
Series A, 5.00%, 6/1/2032	205,000	234,046
Series A, COPs, 5.00%, 6/1/2025	100,000	117,170
Series A, COPs, 5.00%, 6/1/2039	185,000	206,678
Regional, CO, Transportation District, Sales Tax Revenue:
Series A, 5.00%, 11/1/2028	2,065,000	2,558,137
Series A, 5.00%, 11/1/2031	475,000	550,981
Series A, 5.00%, 11/1/2032	415,000	480,927
Series A, 5.00%, 11/1/2037	135,000	155,411
University of Colorado, Enterprise System Revenue:
Series A, 5.00%, 6/1/2035	190,000	218,899
Series A-1, 4.00%, 6/1/2022	105,000	117,520
Series B-1, 4.00%, 6/1/2036	100,000	107,356

		38,383,634

CONNECTICUT — 1.0%
Connecticut, State General Obligation:
5.00%, 8/1/2028	185,000	211,055
Series A, 4.00%, 3/15/2034	750,000	771,495
Series A, 5.00%, 10/15/2020	250,000	275,072
Series A, 5.00%, 3/15/2023	155,000	177,559
Series A, 5.00%, 10/15/2023	175,000	202,235
Series A, 5.00%, 3/15/2024	260,000	300,857
Series A, 5.00%, 10/15/2024	100,000	114,369
Series A, 5.00%, 3/1/2025	250,000	286,430
Series A, 5.00%, 3/15/2025	235,000	274,438
Series A, 5.00%, 3/1/2026	870,000	988,242
Series A, 5.00%, 10/15/2026	610,000	689,920
Series A, 5.00%, 10/15/2027	850,000	962,115
Series B, 5.00%, 5/15/2020	100,000	108,903
Series B, 5.00%, 5/15/2022	120,000	135,990

See accompanying notes to financial statements.

216

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June 30, 2017

Security Description	Principal Amount	Value
Series C, 5.00%, 7/15/2030	$225,000	$250,551
Series D, 5.00%, 6/15/2031	360,000	398,156
Series D, 5.00%, 6/15/2032	965,000	1,064,125
Series E, 4.00%, 9/15/2028	120,000	125,843
Series E, 4.00%, 9/1/2030	245,000	255,520
Series E, 4.00%, 9/1/2031	225,000	233,791
Series E, 5.00%, 8/15/2020	750,000	821,985
Series E, 5.00%, 9/15/2023	130,000	148,723
Series E, 5.00%, 8/15/2024	875,000	1,001,919
Series E, 5.00%, 9/15/2031	665,000	735,889
Series G, 5.00%, 11/1/2020	100,000	110,162
Series G, 5.00%, 11/1/2021	10,000	11,244
Series G, 5.00%, 10/15/2023	175,000	200,587
Connecticut, State Health & Educational Facility Authority Revenue Series A-2, 2.00%, 7/1/2042 (a)	2,275,000	2,187,526
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	110,000	124,430
Connecticut, State Special Tax Revenue:
5.00%, 1/1/2022	105,000	119,224
Series A, 5.00%, 9/1/2020	200,000	220,756
Series A, 5.00%, 8/1/2023	130,000	150,974
Series A, 5.00%, 8/1/2029	320,000	362,374
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	900,000	948,681
Hartford County, CT, Metropolitan District Clean Water Project Revenue:
Series A, 5.00%, 4/1/2033	1,750,000	1,797,775
Series A, 5.00%, 4/1/2036	470,000	519,942
Series A, 5.00%, 11/1/2042	1,000,000	1,108,330
South Central Connecticut Regional Water Authority Revenue Series B, 4.00%, 8/1/2035	175,000	186,085
University of Connecticut, Revenue:
Series A, 5.00%, 8/15/2020	610,000	673,416
Series A, 5.00%, 2/15/2023	150,000	172,985
Series A, 5.00%, 11/15/2025	115,000	133,332
Series A, 5.00%, 1/15/2026	820,000	980,687
Series A, 5.00%, 8/15/2026	160,000	185,174
Series A, 5.00%, 11/15/2026	305,000	353,452
Series A, 5.00%, 1/15/2027	1,205,000	1,439,746
Series A, 5.00%, 11/15/2028	135,000	155,924
Series A, 5.00%, 2/15/2029	475,000	544,397
Series A, 5.00%, 8/15/2032	100,000	115,302

		23,337,687

DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,335,000	1,351,768
3.00%, 3/1/2032	50,000	49,999
3.13%, 3/1/2033	345,000	348,581
3.25%, 3/1/2035	385,000	388,172
3.25%, 3/1/2037	135,000	135,329
5.00%, 3/1/2020	350,000	385,294
5.00%, 3/1/2022	100,000	116,503
Series A, 3.00%, 8/1/2026	55,000	58,517
Series B, 5.00%, 7/1/2018	815,000	847,567
Series B, 5.00%, 2/1/2021	370,000	418,981
Series B, 5.00%, 7/1/2024	1,000,000	1,222,410
Delaware, State Transportation Authority Revenue 5.00%, 7/1/2022	1,250,000	1,463,363
New Castle County, DE, General Obligation:
4.00%, 4/1/2047	100,000	106,127
5.00%, 10/1/2021	1,030,000	1,187,013
5.00%, 10/1/2038	2,315,000	2,716,954

		10,796,578

DISTRICT OF COLUMBIA — 1.1%
District of Columbia, General Obligation:
4.00%, 6/1/2035	100,000	106,552
Series A, 4.00%, 6/1/2037	705,000	751,911
Series A, 4.00%, 6/1/2041	325,000	341,907
Series A, 5.00%, 6/1/2022	225,000	263,248
Series A, 5.00%, 6/1/2023	2,800,000	3,342,864
Series A, 5.00%, 6/1/2035	3,000,000	3,558,720
Series A, 5.00%, 6/1/2037	145,000	167,582
Series A, 5.00%, 6/1/2038	2,900,000	3,347,209
Series A, 5.00%, 6/1/2041	640,000	743,680
Series C, 5.00%, 12/1/2032	350,000	405,846
Series C, 5.00%, 6/1/2033	610,000	706,124
Series C, 5.00%, 6/1/2038	680,000	777,417
Series D, 5.00%, 6/1/2023	100,000	119,388
Series E, 5.00%, 6/1/2021	190,000	216,820
District of Columbia, Income Tax Secured Revenue:
Series C, 4.00%, 12/1/2035	1,505,000	1,597,272
Series C, 4.00%, 12/1/2037	1,110,000	1,175,190
Series C, 5.00%, 12/1/2023	140,000	164,779
Series C, 5.00%, 12/1/2026	1,015,000	1,187,763
Series C, 5.00%, 12/1/2031	1,680,000	1,950,866
Series C, 5.00%, 12/1/2035	965,000	1,113,610
Series C, 5.00%, 12/1/2037	500,000	573,685
District of Columbia, Water & Sewer Authority Revenue:
Series A, 5.00%, 10/1/2032	2,050,000	2,414,674
Series A, 5.00%, 10/1/2034	105,000	122,611
Series A, 5.00%, 10/1/2039	180,000	208,377
Series A, 5.00%, 10/1/2045	520,000	598,650
Series B, 5.00%, 10/1/2034	290,000	338,949
Series C, 5.00%, 10/1/2022	100,000	117,725
Series C, 5.00%, 10/1/2031	400,000	469,621
Series C, 5.00%, 10/1/2039	425,000	487,942

		27,370,982

FLORIDA — 3.1%
Brevard County, FL, School District, Certificates of Participation Series A, 5.00%, 7/1/2023	200,000	233,690
Florida’s Turnpike Enterprise Revenue:
Series A, 5.00%, 7/1/2022	160,000	187,142

See accompanying notes to financial statements.

217

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2023	$180,000	$209,968
Series A, 5.00%, 7/1/2024	210,000	250,471
Series C, 5.00%, 7/1/2024	205,000	244,508
Florida, State Board of Education, Capital Outlay, General Obligation:
Series A, 5.00%, 6/1/2024	3,010,000	3,663,080
Series B, 5.00%, 6/1/2025	2,050,000	2,386,856
Florida, State Board of Education, General Obligation:
Series A, 3.00%, 6/1/2026	365,000	389,765
Series A, 5.00%, 6/1/2020	150,000	166,302
Series B, 3.00%, 6/1/2034	100,000	97,275
Series B, 5.00%, 6/1/2018	110,000	113,994
Series B, 5.00%, 6/1/2024	380,000	462,449
Series C, 2.63%, 6/1/2037	155,000	137,735
Series C, 4.00%, 6/1/2031	210,000	229,213
Series E, 5.00%, 6/1/2019	3,900,000	4,185,597
Series E, 5.00%, 6/1/2021	230,000	262,561
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2026	155,000	188,271
Florida, State Department of Management Services, Certificates of Participation:
Series A, 5.00%, 8/1/2021	270,000	307,282
Series A, 5.00%, 8/1/2023	195,000	230,476
Series A, 5.00%, 8/1/2025	170,000	205,855
Florida, State General Obligation:
5.00%, 7/1/2019	2,300,000	2,475,743
5.00%, 7/1/2020	200,000	222,290
5.00%, 7/1/2023	200,000	239,680
5.00%, 7/1/2025	260,000	302,744
Series A, 5.00%, 6/1/2023	110,000	131,258
Series C, 4.00%, 6/1/2025	10,000	11,117
Florida, State Lottery Revenue:
Series A, 5.00%, 7/1/2021	110,000	125,439
Series A, 5.00%, 7/1/2023	140,000	166,716
Series A, 5.00%, 7/1/2026	585,000	722,727
Series B, 5.00%, 7/1/2023	425,000	506,103
Series B, 5.00%, 7/1/2025	110,000	135,156
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	5,335,000	6,152,749
Jacksonville, FL, Improvement Revenue 5.00%, 10/1/2027	130,000	150,836
Jacksonville, FL, Special Revenue:
3.00%, 10/1/2031	175,000	175,886
3.25%, 10/1/2032	285,000	289,740
5.00%, 10/1/2029	255,000	300,308
Series B, 5.00%, 10/1/2024	140,000	169,418
Series C, 5.00%, 10/1/2021	215,000	245,958
Series C, 5.00%, 10/1/2024	1,160,000	1,352,235
Series C, 5.00%, 10/1/2025	1,080,000	1,258,394
Series C, 5.00%, 10/1/2031	635,000	732,650
Series C, 5.25%, 10/1/2030	200,000	236,894
Jacksonville, FL, Transit Revenue 5.00%, 10/1/2027	395,000	473,937
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2036	$225,000	$259,823
JEA, FL, Electric System Revenue:
Series A, 3.75%, 10/1/2041	250,000	251,738
Series A, 5.00%, 10/1/2019	230,000	249,115
Series A, 5.00%, 10/1/2023	315,000	368,062
Series A, 5.00%, 10/1/2033	100,000	114,660
Series B, 5.00%, 10/1/2034	105,000	117,821
Series B, 5.00%, 10/1/2039	495,000	554,157
Series D, 5.00%, 10/1/2018	110,000	115,306
JEA, FL, State Johns River Power Park Revenue:
5.00%, 10/1/2020	135,000	146,439
Series 7, 3.25%, 10/1/2027	125,000	127,956
Series SIX, 5.00%, 10/1/2024	100,000	108,381
JEA, FL, Water & Sewer System Revenue Series B, 5.00%, 10/1/2034	170,000	194,087
Miami Beach, FL, Resort Tax Revenue 4.00%, 9/1/2045	295,000	300,959
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2027	1,250,000	1,374,600
5.00%, 7/1/2034	800,000	933,440
Series A, 5.00%, 7/1/2019	490,000	527,240
Series A, 5.00%, 7/1/2024	500,000	604,960
Series A, 5.00%, 7/1/2025	510,000	624,515
Series B, 4.00%, 7/1/2035	100,000	104,145
Series B, 5.00%, 7/1/2025	510,000	615,570
Series B, 5.00%, 7/1/2026	710,000	851,815
Series B, 5.00%, 7/1/2027	915,000	1,093,141
Series B, 5.00%, 7/1/2028	440,000	523,455
Miami-Dade County, FL, Revenue:
5.00%, 4/1/2029	210,000	250,601
Series B, 5.00%, 4/1/2022	120,000	139,010
Series B, 5.00%, 4/1/2024	845,000	1,015,791
Series B, 5.00%, 4/1/2028	355,000	428,272
Miami-Dade County, FL, School Board, General Obligation 3.25%, 3/15/2033	100,000	100,577
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	153,690
4.00%, 7/1/2036	100,000	106,033
4.00%, 7/1/2042	575,000	591,761
5.00%, 7/1/2024	265,000	319,084
5.00%, 7/1/2031	265,000	304,448
5.00%, 7/1/2033	150,000	170,490
5.00%, 7/1/2037	4,000,000	4,485,960
5.00%, 7/1/2042	1,670,000	1,870,400
Orange County, FL, Sales Tax Revenue Series C, 5.00%, 1/1/2020	735,000	803,965
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2021	140,000	160,594
5.00%, 10/1/2022	2,010,000	2,356,303

See accompanying notes to financial statements.

218

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/2033	$5,250,000	$5,618,077
Orlando County, FL, Contract Tourist Development Revenue Series A, 5.00%, 11/1/2044	1,355,000	1,642,707
Orlando County, FL, Contract Tourist Development Tax Payments Revenue:
Series A, 5.25%, 11/1/2029	310,000	380,795
Series A, 5.25%, 11/1/2030	250,000	307,093
Series A, 5.25%, 11/1/2031	660,000	810,724
Series A, 5.25%, 11/1/2034	245,000	300,951
Series B, 5.00%, 10/1/2041	115,000	132,194
Series B, 5.00%, 10/1/2046	215,000	245,779
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2018	655,000	687,016
Series A, 5.00%, 10/1/2022	415,000	487,642
Palm Beach County, FL, School Board, Certificate of Participation:
Series B, 5.00%, 8/1/2021	110,000	125,330
Series B, 5.00%, 8/1/2022	170,000	198,215
Series B, 5.00%, 8/1/2023	100,000	118,889
Palm Beach, FL, Revenue 5.00%, 5/1/2038	450,000	521,158
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 5.00%, 6/1/2038	500,000	562,930
Series A, 5.25%, 6/1/2031	100,000	117,157
South Florida Water Management District, Certificates of Participation 5.00%, 10/1/2022	2,110,000	2,463,130
Tallahassee, FL, Energy System Revenue 5.00%, 10/1/2031	2,120,000	2,474,824
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2033	500,000	531,335
5.00%, 10/1/2023	115,000	136,688
University of Miami, Revenue 4.00%, 9/1/2039	2,465,000	2,583,665

		74,595,131

GEORGIA — 2.4%
Atlanta, GA, General Obligation 5.00%, 12/1/2022	3,265,000	3,855,867
Atlanta, GA, Water & Wastewater System Revenue:
Series B, 5.00%, 11/1/2023	115,000	137,798
Series B, 5.25%, 11/1/2029	405,000	483,825
Georgia, State General Obligation:
5.00%, 12/1/2018	405,000	427,741
Series A, 4.00%, 2/1/2031	100,000	110,045
Series A, 4.00%, 7/1/2032	245,000	266,442
Series A, 5.00%, 1/1/2023	100,000	118,598
Series A, 5.00%, 1/1/2024	100,000	119,005
Series A, 5.00%, 1/1/2025	2,545,000	3,028,677
Series A, 5.00%, 2/1/2025	125,000	154,381
Series A, 5.00%, 2/1/2027	3,150,000	3,855,380
Series A, 5.00%, 7/1/2027	100,000	116,859
Series A-1, 5.00%, 2/1/2022	1,000,000	1,162,650
Series A-1, 5.00%, 2/1/2026	215,000	268,632
Series C, 4.00%, 10/1/2024	175,000	197,232
Series C, 5.00%, 7/1/2019	3,850,000	4,144,949
Series C, 5.00%, 10/1/2021	115,000	132,582
Series C, 5.00%, 9/1/2023	495,000	584,362
Series C, 5.00%, 7/1/2025 (c)	5,000,000	6,201,500
Series C-1, 4.00%, 7/1/2025	760,000	882,626
Series C-1, 5.00%, 1/1/2024	725,000	878,780
Series D, 5.00%, 2/1/2026	165,000	196,037
Series E, 5.00%, 12/1/2024	700,000	861,672
Series F, 5.00%, 1/1/2027	1,005,000	1,267,305
Series F, 5.00%, 7/1/2027	400,000	502,432
Series F, 5.00%, 1/1/2028	5,950,000	7,432,859
Georgia, State Private Colleges & Universities Authority Revenue:
Series A, 5.00%, 10/1/2046	3,750,000	4,357,500
Series B, 4.00%, 10/1/2038	305,000	326,130
Series B, 5.00%, 10/1/2038	4,850,000	5,682,745
Gwinnett County, GA, School District, General Obligation:
3.00%, 8/1/2019	500,000	519,590
5.00%, 8/1/2021	350,000	401,765
5.00%, 8/1/2022	2,100,000	2,470,944
Henry County, GA, School District, General Obligation 4.00%, 8/1/2029	200,000	223,690
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	118,519
Series A, 5.00%, 7/1/2028	100,000	116,023
Sandy Springs, GA, Public Facilities Authority Revenue:
4.00%, 5/1/2047	775,000	816,191
5.00%, 5/1/2041	4,400,000	5,181,792

		57,603,125

HAWAII — 1.4%
Hawaii, State General Obligation:
5.00%, 10/1/2022	100,000	117,836
Series DZ, 5.00%, 12/1/2024	100,000	115,456
Series DZ, 5.00%, 12/1/2026	200,000	230,902
Series EA, 5.00%, 12/1/2018	125,000	131,874
Series EE, 4.00%, 11/1/2031	200,000	213,512
Series EE, 5.00%, 11/1/2029	395,000	459,632
Series EH, 5.00%, 8/1/2020	105,000	116,954
Series EH, 5.00%, 8/1/2030	265,000	310,885
Series EO, 5.00%, 8/1/2030	100,000	117,451
Series EO, 5.00%, 8/1/2032	100,000	116,529
Series EP, 5.00%, 8/1/2021	105,000	120,305
Series EP, 5.00%, 8/1/2025	300,000	362,349
Series EY, 5.00%, 10/1/2026	140,000	171,623
Series EY, 5.00%, 10/1/2027	250,000	303,930
Series EZ, 5.00%, 10/1/2024	955,000	1,162,894
Series FB, 3.00%, 4/1/2036	250,000	235,555
Series FE, 5.00%, 10/1/2019	165,000	178,980
Series FE, 5.00%, 10/1/2026	325,000	404,670
Series FG, 4.00%, 10/1/2032	300,000	326,052
Series FH, 5.00%, 10/1/2023	6,900,000	8,277,861

See accompanying notes to financial statements.

219

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series FH, 5.00%, 10/1/2029	$790,000	$960,679
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2032	125,000	147,728
Series A, 5.00%, 1/1/2034	510,000	598,398
Series B, 5.00%, 1/1/2025	200,000	244,478
Series B, 5.00%, 1/1/2027	100,000	123,543
Series B, 5.00%, 1/1/2029	250,000	303,838
Honolulu, HI, City & County Wastewater System Revenue:
5.00%, 7/1/2022	100,000	116,806
5.00%, 7/1/2040	3,125,000	3,616,344
Series A, 5.00%, 7/1/2042	120,000	136,210
Series B, 4.00%, 7/1/2032	285,000	306,837
Series B, 4.00%, 7/1/2033	1,810,000	1,939,849
Honolulu, HI, City & County, General Obligation:
5.00%, 11/1/2025	110,000	128,996
5.00%, 10/1/2029	2,605,000	3,231,841
Series A, 4.00%, 11/1/2035	225,000	236,999
Series A, 5.00%, 10/1/2021	135,000	155,459
Series A, 5.00%, 11/1/2022	100,000	117,884
Series A, 5.00%, 10/1/2025	150,000	184,523
Series A, 5.00%, 11/1/2027	300,000	351,474
Series A, 5.00%, 10/1/2029	505,000	601,743
Series A, 5.00%, 10/1/2032	185,000	217,871
Series A, 5.00%, 11/1/2032	190,000	220,288
Series A, 5.00%, 11/1/2033	735,000	850,954
Series A, 5.00%, 10/1/2036	440,000	509,692
Series A, 5.00%, 10/1/2037	700,000	809,760
Series A, 5.00%, 10/1/2038	2,260,000	2,605,396
Series B, 5.00%, 10/1/2018	770,000	807,537
Series B, 5.00%, 10/1/2029	520,000	619,616
Series B, 5.00%, 10/1/2030	210,000	249,541
Series C, 5.00%, 10/1/2021	165,000	190,006
University of Hawaii, Revenue 5.00%, 10/1/2030	135,000	162,182

		34,221,722

ILLINOIS — 1.8%
Chicago, IL, Park District, General Obligation:
Series A, 5.00%, 1/1/2039	365,000	395,861
Series B, 5.00%, 1/1/2024	960,000	1,096,704
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2025	710,000	805,630
4.00%, 7/1/2026	600,000	677,238
5.00%, 7/1/2020	150,000	166,110
5.00%, 1/1/2021	230,000	258,159
5.00%, 1/1/2022	1,500,000	1,722,735
5.00%, 7/1/2022	155,000	179,916
5.00%, 7/1/2024	305,000	365,701
5.00%, 1/1/2027	120,000	143,927
5.00%, 7/1/2029	750,000	881,288
Series A, 5.00%, 10/1/2020	125,000	139,396
Series A, 5.00%, 10/1/2026	115,000	136,090
Series A, 5.00%, 10/1/2029	125,000	144,223
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	100,000	105,881
5.00%, 6/15/2020	995,000	1,077,177
5.00%, 6/15/2024	160,000	180,448
5.00%, 6/15/2025	890,000	993,899
Series A, 3.00%, 6/15/2033	500,000	442,000
Series A, 3.00%, 6/15/2034	530,000	464,110
Series A, 4.00%, 6/15/2018	100,000	102,196
Series C, 4.00%, 6/15/2025	1,000,000	1,073,840
Series C, 4.00%, 6/15/2027	1,100,000	1,160,929
Series C, 5.00%, 6/15/2022	1,020,000	1,144,889
Series D, 5.00%, 6/15/2023	690,000	783,053
Series D, 5.00%, 6/15/2024	290,000	331,760
Series D, 5.00%, 6/15/2027	1,225,000	1,405,528
Illinois, State Toll Highway Authority Revenue:
Series A, 5.00%, 12/1/2019	130,000	141,276
Series A, 5.00%, 12/1/2020	285,000	318,975
Series A, 5.00%, 12/1/2031	100,000	115,778
Series A, 5.00%, 12/1/2032	455,000	523,832
Series A, 5.00%, 1/1/2033	845,000	946,687
Series A, 5.00%, 1/1/2035	1,345,000	1,495,949
Series A, 5.00%, 1/1/2038	2,650,000	2,944,574
Series B, 5.00%, 1/1/2037	2,875,000	3,226,757
Series B, 5.00%, 1/1/2038	1,475,000	1,657,722
Series B, 5.00%, 1/1/2039	605,000	675,833
Series B, 5.00%, 1/1/2040	8,345,000	9,374,356
Series C, 5.00%, 1/1/2028	275,000	320,243
Series C, 5.00%, 1/1/2036	135,000	151,158
Series D, 5.00%, 1/1/2021	100,000	112,025
Series D, 5.00%, 1/1/2024	230,000	272,700
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	310,000	359,857
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	125,000	128,656
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	230,000	274,634
Series A, 5.00%, 12/1/2027	550,000	659,978
Series A, 5.00%, 12/1/2028	400,000	474,840
Series A, 5.00%, 12/1/2029	555,000	652,802
Series B, 5.00%, 12/1/2039	50,000	55,715
Schaumburg, IL, General Obligation Series A, 4.00%, 12/1/2032	850,000	893,299
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	247,793

		42,404,127

INDIANA — 0.5%
Carmel, IN, Redevelopment Authority, Lease Rental Revenue:
Series A, 4.00%, 8/1/2030	2,325,000	2,471,801
Series A, 4.00%, 8/1/2033	135,000	141,627
Series A, 4.00%, 2/1/2038	1,350,000	1,400,139

See accompanying notes to financial statements.

220

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Franklin Township-Marion County, IN, Multiple School Building Corp., Revenue Series B, 5.00%, 7/15/2031	$460,000	$528,986
Indiana, Finance Authority Revenue:
Series C, 5.00%, 6/1/2028	100,000	122,806
Series C, 5.00%, 6/1/2029	3,000,000	3,764,430
Indiana, University Revenue:
Series A, 4.00%, 6/1/2019	100,000	105,503
Series A, 4.00%, 6/1/2042	1,350,000	1,418,108
Series A, 5.00%, 6/1/2041	2,660,000	3,104,539
Series W-2, 5.00%, 8/1/2026	100,000	121,448

		13,179,387

IOWA — 0.2%
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2046	3,000,000	3,515,160
Iowa, State Revenue Series A, 5.00%, 6/1/2021	1,715,000	1,952,185

		5,467,345

KANSAS — 0.4%
Johnson County Unified School District No. 233 Olathe, General Obligation Series B, 5.00%, 9/1/2023	165,000	197,531
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Series A, 4.00%, 10/1/2035	200,000	215,856
Kansas, Development Finance Authority Revenue:
4.00%, 4/1/2038	275,000	286,677
Series G, 5.00%, 4/1/2025	380,000	440,139
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2030	325,000	390,153
5.00%, 9/1/2034	1,400,000	1,652,126
5.00%, 9/1/2035	480,000	564,898
Series A, 5.00%, 9/1/2021	235,000	269,728
Series B, 5.00%, 9/1/2019	315,000	341,132
Kansas, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 9/1/2025	395,000	481,244
Series C, 5.00%, 9/1/2023	1,120,000	1,318,531
Leavenworth County, KS, Unified School District No. 469, General Obligation 4.00%, 9/1/2035	150,000	157,035
Shawnee County, KS, Unified School District No. 501 Topeka, General Obligation Series A, 4.00%, 8/1/2044	600,000	624,858
Wyandotte, County Unified School District No 500 Kansas City, General Obligation:
Series A, 4.00%, 9/1/2034	500,000	537,255
Series A, 4.13%, 9/1/2037	1,160,000	1,237,871

		8,715,034

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority, Economic Development Road Revenue:
Series A, 5.00%, 7/1/2020	175,000	193,524
Series A, 5.00%, 7/1/2023	325,000	384,374
Series A, 5.00%, 7/1/2026	165,000	200,533
Series A, 5.00%, 7/1/2029	145,000	171,072
Series B, 5.00%, 7/1/2022	2,605,000	3,027,844
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series B, 4.00%, 5/15/2037	650,000	671,931
University of Kentucky, General Receipts Revenue:
Series A, 4.00%, 4/1/2044	800,000	824,752
Series B, 5.00%, 10/1/2021	1,000,000	1,147,990

		6,622,020

LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue Series B, 5.00%, 2/1/2039	2,410,000	2,725,469
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 5.00%, 10/1/2035	125,000	140,111
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	200,581
Series A-1, 5.00%, 5/1/2021	140,000	159,013
Series A-1, 5.00%, 5/1/2022	490,000	569,689
Series A-1, 5.00%, 5/1/2027	135,000	155,393
Series B, 5.00%, 5/1/2027	100,000	117,638
Louisiana, State General Obligation:
Series A, 4.00%, 2/1/2029	750,000	806,452
Series A, 5.00%, 2/1/2027	250,000	293,933
Series B, 5.00%, 8/1/2027	110,000	131,894
Series B, 5.00%, 8/1/2029	1,380,000	1,632,568
Series C, 5.00%, 7/15/2023	185,000	217,503
Series C, 5.00%, 7/15/2024	375,000	433,770
Series C, 5.00%, 8/1/2024	1,000,000	1,192,480
Series C, 5.00%, 8/1/2025	1,100,000	1,315,721
Series C, 5.00%, 7/15/2026	140,000	163,209
Series D-1, 5.00%, 12/1/2024	2,000,000	2,394,180
Series D-1, 5.00%, 12/1/2028	850,000	1,006,017
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	900,000	962,919
Series A, 5.00%, 6/15/2022	150,000	174,060
Series A, 5.00%, 6/15/2025	480,000	577,373
Louisiana, State Highway Improvement, General Obligation Series A, 4.00%, 9/1/2021	550,000	603,053
State of Louisiana Gasoline & Fuels Tax Revenue Series B, 5.00%, 5/1/2033	75,000	85,978

		16,059,004

See accompanying notes to financial statements.

221

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
MAINE — 0.1%
Maine, State Turnpike Authority Revenue:
5.00%, 7/1/2026	$1,190,000	$1,432,808
Series C, 5.00%, 11/1/2020	130,000	145,440

		1,578,248

MARYLAND — 3.0%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2018	90,000	92,700
Baltimore, MD, General Obligation:
5.00%, 8/1/2018	480,000	500,736
Series B, 5.00%, 10/15/2019	280,000	304,133
Baltimore, MD, Revenue:
Series A, 5.00%, 7/1/2046	230,000	264,861
Series D, 5.00%, 7/1/2042	355,000	401,253
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2020	1,000,000	1,120,630
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	170,000	207,155
5.00%, 5/1/2041	910,000	1,045,517
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2025	275,000	319,776
4.00%, 12/15/2025	250,000	284,288
4.00%, 5/1/2028	8,750,000	9,848,825
4.00%, 11/1/2029	980,000	1,092,318
5.00%, 6/1/2018	120,000	124,402
5.00%, 2/15/2023	3,150,000	3,748,311
5.00%, 12/15/2023	100,000	121,072
5.00%, 6/1/2024	150,000	174,879
5.00%, 2/15/2027	820,000	928,150
5.00%, 2/15/2028	805,000	911,171
Maryland, State Department of Transportation, Consolidated Transportation Revenue 3.00%, 12/15/2030	2,365,000	2,370,487
Maryland, State General Obligation:
4.00%, 6/1/2025	100,000	114,499
4.00%, 6/1/2027	2,185,000	2,465,423
4.00%, 6/1/2028	1,195,000	1,342,618
4.00%, 6/1/2030	100,000	110,994
4.50%, 8/1/2019	280,000	299,482
5.00%, 3/1/2018	100,000	102,668
5.00%, 8/1/2018	1,200,000	1,251,840
5.00%, 6/1/2019	250,000	268,503
5.00%, 8/1/2020	320,000	356,739
5.00%, 6/1/2026	1,795,000	2,170,137
Series A, 3.00%, 3/1/2026	510,000	533,470
Series A, 4.00%, 3/1/2027	2,900,000	3,233,123
Series A, 5.00%, 8/1/2018	700,000	730,240
Series A, 5.00%, 8/1/2023	1,110,000	1,333,854
Series A, 5.00%, 3/1/2024	1,495,000	1,724,451
Series A, 5.00%, 8/1/2024	250,000	300,258
Series A, 5.00%, 3/1/2025	200,000	236,490
Series A, 5.00%, 3/1/2026	205,000	241,916
Series A, 5.00%, 8/1/2027	175,000	195,262
Series B, 5.00%, 8/1/2020	100,000	111,481
Series B, 3.00%, 8/1/2028	1,410,000	1,439,977
Series B, 4.00%, 8/1/2025	130,000	151,815
Series B, 4.50%, 8/1/2019	1,180,000	1,262,104
Series B, 4.50%, 8/1/2021	2,010,000	2,265,833
Series B, 5.00%, 8/1/2021	300,000	340,986
Series B, 5.00%, 8/1/2026	2,010,000	2,345,730
Series C, 5.00%, 8/1/2021	3,405,000	3,905,671
Series C, 5.00%, 8/1/2023	105,000	126,175
Maryland, State Health & Higher Educational Facilities Authority Revenue:
Series B, 4.25%, 7/1/2041	3,200,000	3,405,024
Series B, 5.00%, 7/1/2022	100,000	116,649
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2022	3,100,000	3,668,354
Series A, 5.00%, 11/1/2028	125,000	151,264
Series A, 5.00%, 11/1/2029	175,000	211,372
Series B, 4.00%, 12/1/2025	840,000	951,275
Series B, 5.00%, 12/1/2024	100,000	120,544
Series B, 5.00%, 11/1/2025	390,000	477,313
Series B, 5.00%, 11/1/2027	300,000	364,632
Prince George’s County, MD, General Obligation:
Series A, 4.00%, 9/1/2026	1,500,000	1,692,585
Series A, 5.00%, 3/1/2019	2,060,000	2,193,653
Series A, 5.00%, 7/1/2023	500,000	599,200
Series A, 5.00%, 7/1/2024	1,005,000	1,228,522
University System of Maryland Revenue Series A, 3.00%, 4/1/2035	500,000	479,315
Washington, MD, Suburban Sanitary Commission, General Obligation:
3.00%, 6/1/2022	200,000	215,012
3.00%, 6/1/2029	1,310,000	1,349,588
4.00%, 6/1/2020	1,900,000	2,054,147
5.00%, 6/1/2020	175,000	194,178

		72,295,030

MASSACHUSETTS — 4.9%
Boston, MA, General Obligation Series B, 5.00%, 4/1/2019	3,170,000	3,385,940
Boston, MA, Water & Sewer Commission Revenue Series A, 3.63%, 11/1/2044	525,000	530,203
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue 5.00%, 6/15/2019	100,000	107,431
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2022	1,610,000	1,884,521
Series A, 5.00%, 6/1/2023	2,085,000	2,494,431
Series A, 5.00%, 6/1/2024	100,000	122,062
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 2.00%, 7/1/2028	140,000	131,106
Series A, 4.00%, 7/1/2035	380,000	401,823
Series A, 5.00%, 7/1/2041	385,000	438,373
Series A, 5.00%, 7/1/2045	275,000	315,694

See accompanying notes to financial statements.

222

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2025	$5,000,000	$6,151,800
Series B, 5.00%, 7/1/2030	145,000	172,714
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2024	480,000	534,763
5.00%, 8/1/2025	1,030,000	1,276,510
5.00%, 2/1/2031	250,000	299,215
SubSeries 17A, 5.00%, 2/1/2026	150,000	175,935
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,000,000	1,122,520
Series A, 4.00%, 5/1/2028	1,500,000	1,670,145
Series A, 4.00%, 5/1/2029	1,975,000	2,178,267
Series A, 5.00%, 5/1/2033	3,155,000	3,642,416
Series B, 5.00%, 5/1/2039	125,000	142,209
Series C, 3.00%, 5/1/2032	710,000	699,932
Massachusetts, State Development Finance Agency Revenue:
Series A, 5.00%, 7/15/2030	140,000	170,647
Series A, 5.00%, 7/15/2033	210,000	252,181
Series P, 5.00%, 7/1/2043	3,500,000	4,006,695
Massachusetts, State Federal Highway Revenue:
Series A, 5.00%, 6/15/2024	120,000	145,912
Series B, 5.00%, 6/15/2023	400,000	467,684
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,459,831
4.00%, 5/1/2045	100,000	103,247
4.00%, 12/1/2045	100,000	103,811
5.00%, 12/1/2034	395,000	467,467
Series A, 4.00%, 12/1/2032	2,465,000	2,637,328
Series A, 4.00%, 3/1/2041	750,000	779,737
Series A, 4.00%, 4/1/2042	340,000	350,462
Series A, 4.50%, 12/1/2043	3,815,000	4,121,230
Series A, 5.00%, 7/1/2026	600,000	742,920
Series A, 5.00%, 7/1/2029	6,000,000	7,265,040
Series A, 5.00%, 12/1/2031	415,000	479,723
Series A, 5.00%, 3/1/2032	1,215,000	1,417,079
Series A, 5.00%, 7/1/2035	2,000,000	2,322,220
Series A, 5.00%, 3/1/2036	430,000	494,926
Series A, 5.00%, 3/1/2041	1,000,000	1,139,820
Series A, 5.00%, 4/1/2042	250,000	292,855
Series A, 5.00%, 3/1/2046	250,000	283,490
Series B, 4.00%, 7/1/2026	100,000	115,663
Series B, 5.00%, 7/1/2025	1,030,000	1,266,416
Series B, 5.00%, 7/1/2029	300,000	363,252
Series C, 3.50%, 10/1/2036	100,000	100,392
Series C, 3.63%, 10/1/2041	1,410,000	1,410,155
Series C, 4.00%, 7/1/2031	525,000	558,406
Series C, 4.00%, 6/1/2043	555,000	572,233
Series C, 5.00%, 8/1/2020	400,000	445,924
Series C, 5.00%, 10/1/2021	2,475,000	2,847,883
Series C, 5.00%, 8/1/2022	660,000	773,758
Series C, 5.00%, 7/1/2024	200,000	234,348
Series C, 5.00%, 10/1/2027	315,000	394,777
Series D, 3.13%, 9/1/2034	180,000	177,755
Series D, 4.00%, 8/1/2033	230,000	243,816
Series D, 5.00%, 8/1/2033	365,000	418,202
Series E, 3.00%, 4/1/2044	180,000	156,982
Series E, 3.25%, 9/1/2040	1,315,000	1,219,584
Series E, 4.00%, 8/1/2032	200,000	212,814
Series E, 4.00%, 9/1/2037	175,000	183,178
Series E, 4.00%, 9/1/2039	4,300,000	4,485,330
Series E, 4.00%, 9/1/2041	4,000,000	4,163,720
Series E, 4.00%, 4/1/2042	1,960,000	2,035,264
Series E, 4.00%, 4/1/2046	365,000	377,760
Series E, 4.50%, 8/1/2043	275,000	295,157
Series E, 5.00%, 9/1/2023	145,000	169,757
Series E, 5.00%, 9/1/2027	215,000	252,877
Series E, 5.00%, 9/1/2029	310,000	360,260
Series E, 5.00%, 9/1/2030	365,000	423,199
Series E, 5.00%, 8/1/2036	1,100,000	1,239,821
Series F, 3.00%, 11/1/2028	100,000	101,873
Series F, 5.00%, 11/1/2026	515,000	603,364
Massachusetts, State Port Authority Revenue Series B, 5.00%, 7/1/2026	500,000	580,375
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	130,000	149,068
Series A, 5.00%, 8/15/2030	250,000	289,800
Series B, 4.00%, 8/15/2017	200,000	200,688
Series B, 5.00%, 8/15/2019	100,000	108,017
Series B, 5.00%, 8/15/2028	235,000	273,162
Series B, 5.00%, 8/15/2029	610,000	708,082
Series B, 5.00%, 8/15/2030	2,445,000	2,834,244
Series C, 5.00%, 8/15/2025	100,000	123,276
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2019	3,120,000	3,369,600
Massachusetts, State Water Resources Authority Revenue:
5.00%, 8/1/2033	6,030,000	7,165,630
Series C, 5.00%, 8/1/2031	10,375,000	12,640,174
Series C-GREEN BOND, 4.00%, 8/1/2040	425,000	451,919
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,904,460
University of Massachusetts Building Authority Revenue Series 1, 5.00%, 11/1/2032	150,000	176,894
University of Massachusetts, Building Authority, Project Revenue Series 1, 5.00%, 11/1/2039	1,425,000	1,620,382

		118,182,006

MICHIGAN — 1.0%
Michigan, State Building Authority Revenue:
Series A, 5.00%, 8/15/2038	680,000	776,145
Series A, 5.00%, 8/15/2040	2,000,000	2,307,720
Series I, 5.00%, 4/15/2019	1,250,000	1,334,300
Series I, 5.00%, 4/15/2022	170,000	196,296
Series I, 5.00%, 4/15/2041	1,715,000	1,946,233
Series I, 5.00%, 10/15/2046	1,710,000	1,937,635
Series I, 5.00%, 10/15/2051	2,475,000	2,785,538

See accompanying notes to financial statements.

223

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Michigan, State Finance Authority Revenue:
5.00%, 7/1/2020	$465,000	$501,103
5.00%, 10/1/2023	1,455,000	1,716,114
5.00%, 10/1/2024	125,000	147,087
5.00%, 10/1/2028	135,000	165,170
Series A, 5.00%, 1/1/2018	125,000	127,493
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	100,000	105,471
Series A, 5.00%, 12/1/2021	110,000	127,156
Series B, 5.00%, 11/1/2022	150,000	176,910
Michigan, State Trunk Line Revenue 5.00%, 11/15/2018	1,600,000	1,686,784
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	321,939
5.00%, 4/1/2040	3,125,000	3,664,969
Series A, 5.00%, 4/1/2025	125,000	154,270
Series A, 5.00%, 4/1/2034	440,000	527,784
Series A, 5.00%, 4/1/2042	3,000,000	3,550,500

		24,256,617

MINNESOTA — 1.5%
Farmington, MN, Independent School District, General Obligation Series A, 3.00%, 2/1/2024	750,000	793,403
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2028	300,000	357,537
Series A, 5.00%, 12/15/2027	5,065,000	6,043,203
Minnesota, State General Fund Revenue:
5.00%, 3/1/2021	470,000	531,833
Series A, 5.00%, 6/1/2029	1,000,000	1,171,700
Series B, 5.00%, 3/1/2019	260,000	276,780
Series B, 5.00%, 3/1/2020	100,000	109,974
Series B, 5.00%, 3/1/2028	5,000,000	5,735,000
Minnesota, State General Obligation:
5.00%, 8/1/2023	4,465,000	5,217,933
5.00%, 8/1/2024	535,000	622,943
Series A, 5.00%, 8/1/2020	610,000	679,839
Series B, 4.00%, 8/1/2025	500,000	570,215
Series B, 5.00%, 8/1/2023	185,000	221,834
Series B, 5.00%, 8/1/2025	100,000	124,018
Series D, 5.00%, 8/1/2023	3,250,000	3,897,075
Series E, 3.00%, 8/1/2023	435,000	471,401
Series F, 5.00%, 10/1/2021	1,000,000	1,151,550
Series F, 5.00%, 10/1/2022	125,000	147,364
Minnesota, State Higher Education Facilities Authority Revenue 4.00%, 3/1/2047	1,000,000	1,063,390
Rochester, MN, Electric Utility Revenue Series A, 5.00%, 12/1/2042	785,000	916,982
University of Minnesota, Revenue Series B, 4.00%, 1/1/2044	2,580,000	2,695,403
Western Minnesota, Municipal Power Agency Revenue Series A, 5.00%, 1/1/2036	2,000,000	2,258,040

		35,057,417

MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 1/1/2021	390,000	437,607
5.00%, 1/1/2023	100,000	117,216
5.00%, 1/1/2024	390,000	442,833
Mississippi, State General Obligation:
5.00%, 11/1/2029	150,000	179,373
Series A, 5.00%, 10/1/2027	210,000	254,596
Series B, 5.00%, 12/1/2026	100,000	123,664
Series B, 5.00%, 12/1/2033	100,000	118,207
Series C, 5.00%, 10/1/2019	3,435,000	3,725,258
Series C, 5.00%, 10/1/2026	1,500,000	1,833,720
Series H, 4.00%, 12/1/2023	110,000	123,187
Series H, 4.00%, 12/1/2029	100,000	108,907
Mississippi, State, University Educational Building Corp. Revenue Series A, 4.00%, 8/1/2041	100,000	105,153

		7,569,721

MISSOURI — 0.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	250,000	270,663
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Series A, 5.00%, 10/1/2028	820,000	859,450
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	115,000	132,994
Series A, 4.00%, 1/1/2040	320,000	336,486
Series A, 5.00%, 1/1/2029	100,000	119,457
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
5.00%, 5/1/2034	220,000	257,134
5.00%, 5/1/2045	270,000	310,829
Series A, 5.00%, 5/1/2042	3,330,000	3,767,062
Series B, 5.00%, 5/1/2031	500,000	576,280
Series B, 5.00%, 5/1/2032	100,000	115,106
Series B, 5.00%, 5/1/2033	350,000	404,733
Series B, 5.00%, 5/1/2036	125,000	145,426
Series B, 5.00%, 5/1/2038	2,810,000	3,225,908
Series B, 5.00%, 5/1/2043	450,000	510,561
Series C, 4.00%, 5/1/2041	1,735,000	1,862,939
Series C, 5.00%, 5/1/2046	1,050,000	1,222,242
Missouri, State Board of Public Buildings, Special Obligation Revenue Series A, 4.00%, 10/1/2023	900,000	971,982
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2024	1,075,000	1,307,899
North Kansas City School District No. 74, General Obligation 4.00%, 3/1/2029	525,000	591,581

See accompanying notes to financial statements.

224

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	$110,000	$131,479

		17,120,211

NEBRASKA — 0.3%
Omaha, NE, Sanitation Sewer Revenue:
4.00%, 11/15/2042	455,000	472,777
5.00%, 11/15/2034	3,800,000	4,432,016
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2028	180,000	219,321
Series AA, 4.00%, 2/1/2034	110,000	116,042
Series B, 5.00%, 2/1/2021	955,000	1,078,205
Series BB, 4.00%, 2/1/2042	160,000	163,378
Series CC, 4.00%, 2/1/2038	205,000	214,026
Omaha, NE, State School District, General Obligation 3.25%, 12/15/2034	305,000	309,233

		7,004,998

NEVADA — 1.0%
Clark County, NV, General Obligation:
4.00%, 6/1/2029	250,000	271,772
5.00%, 11/1/2032	1,000,000	1,168,020
Series A, 5.00%, 11/1/2018	1,565,000	1,646,615
Series A, 5.00%, 11/1/2022	200,000	235,656
Series B, 4.00%, 11/1/2031	500,000	539,950
Series B, 4.00%, 11/1/2032	250,000	268,500
Series B, 5.00%, 11/1/2023	100,000	120,090
Series B, 5.00%, 11/1/2026	125,000	155,415
Clark County, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	120,142
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	110,000	131,130
5.00%, 7/1/2025	150,000	184,804
5.00%, 7/1/2027	100,000	123,083
County of Clark NV Series A, 5.00%, 11/1/2023	150,000	180,135
Las Vegas Valley, NV, Water District, General Obligation:
4.00%, 6/1/2042	430,000	442,921
5.00%, 6/1/2039	3,685,000	4,266,235
Series A, 5.00%, 6/1/2031	150,000	172,502
Series B, 4.00%, 6/1/2037	4,290,000	4,434,616
Series B, 5.00%, 6/1/2032	125,000	143,625
Series B, 5.00%, 6/1/2037	810,000	924,963
Series B, 5.00%, 6/1/2042	5,895,000	6,678,563
Los Angeles, NV, General Obligation Series C, 4.00%, 9/1/2037	140,000	147,104
Nevada, State Highway Improvement Revenue:
5.00%, 12/1/2026	175,000	216,491
5.00%, 12/1/2028	500,000	609,010
Truckee Meadows, NV, Water Authority Revenue 5.00%, 7/1/2034	125,000	147,149

		23,328,491

NEW JERSEY — 0.6%
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	495,000	572,443
New Brunswick, NJ, Parking Authority Revenue:
Series A, 5.00%, 9/1/2032	120,000	140,546
Series A, 5.00%, 9/1/2036	325,000	375,268
New Jersey, Environmental Infrastructure Trust Revenue:
Series A, 4.00%, 9/1/2022	15,000	15,505
Series A, 4.00%, 9/1/2027	90,000	93,033
New Jersey, State Economic Development Authority Lease Revenue 5.00%, 6/15/2046	3,690,000	4,129,331
New Jersey, State Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2024	1,140,000	1,396,078
Series A, 5.00%, 7/1/2026	275,000	333,732
Series B, 4.00%, 7/1/2035	760,000	835,491
Series B, 5.00%, 7/1/2030	2,865,000	3,545,896
Series B, 5.00%, 7/1/2031	1,005,000	1,238,813
Series D, 4.00%, 7/1/2045	220,000	235,358
Rutgers, NJ, University Revenue:
Series J, 5.00%, 5/1/2023	195,000	230,153
Series J, 5.00%, 5/1/2025	150,000	176,223
Series J, 5.00%, 5/1/2032	1,010,000	1,145,926

		14,463,796

NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2022	515,000	602,632
Series A, 5.00%, 7/1/2020	100,000	111,082
Series A, 5.00%, 7/1/2023	125,000	149,169
Series B, 5.00%, 7/1/2023	140,000	165,752
Albuquerque, NM, Municipal School District No. 12, General Obligation:
5.00%, 8/1/2024	210,000	255,820
Series B, 5.00%, 8/1/2020	100,000	111,257
New Mexico, State Finance Authority Revenue 4.00%, 6/15/2026	100,000	110,307
New Mexico, State General Obligation 5.00%, 3/1/2022	1,230,000	1,431,179
New Mexico, State Severance Tax Revenue:
Series A, 4.00%, 7/1/2021	285,000	293,453
Series A, 5.00%, 7/1/2018	200,000	207,992
Series A, 5.00%, 7/1/2020	450,000	491,040
Series A, 5.00%, 7/1/2022	140,000	150,640
Series A, 5.00%, 7/1/2023	340,000	405,739
Series A, 5.00%, 7/1/2025	235,000	288,939
Series B, 4.00%, 7/1/2022	175,000	196,301
Series B, 4.00%, 7/1/2024	2,875,000	3,298,631
University of New Mexico, Revenue Series A, 4.00%, 6/1/2046	165,000	173,712

		8,443,645

See accompanying notes to financial statements.

225

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
NEW YORK — 19.0%
Battery Park City, NY, Authority Revenue Series A, 5.00%, 11/1/2024	$160,000	$192,570
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	147,398
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 1/1/2049	2,000,000	2,221,240
Erie County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2027	125,000	152,641
Metropolitan St. Louis, MO, Transportation Authority Revenue:
Series A, 3.00%, 11/15/2028	115,000	117,632
Series A, 4.00%, 11/15/2026	125,000	144,850
Series A, 5.00%, 11/15/2026	100,000	117,503
Series A, 5.00%, 11/15/2029	125,000	146,109
Metropolitan, MO, Transportation Authority Revenue:
Series B1, 5.00%, 11/15/2027	250,000	313,990
Series B1, 5.00%, 11/15/2034	2,485,000	2,968,606
Series B2, 5.00%, 11/15/2025	2,500,000	3,094,100
Series B2, 5.00%, 11/15/2026	5,000,000	6,245,250
Nassau County, NY, Sewer & Storm Water Finance Authority Revenue Series A, 5.00%, 10/1/2028	3,555,000	4,304,714
New York & New Jersey, Port Authority Revenue:
3.25%, 12/15/2030	100,000	102,565
4.00%, 12/15/2036	6,760,000	7,111,385
4.00%, 12/15/2038	100,000	104,943
4.00%, 6/15/2044	180,000	187,643
5.00%, 9/1/2031	130,000	154,060
5.00%, 9/1/2033	230,000	269,742
5.00%, 9/1/2034	195,000	227,856
5.00%, 9/1/2036	940,000	1,091,678
5.00%, 9/1/2039	1,765,000	2,029,856
5.00%, 10/15/2041	5,655,000	6,531,864
Series 179, 5.00%, 12/1/2038	1,450,000	1,665,992
Series 179, 5.00%, 12/1/2043	1,110,000	1,268,985
Series 189, 5.00%, 5/1/2045	4,000,000	4,574,720
Series 190, 5.00%, 5/1/2032	1,075,000	1,180,974
Series 190, 5.00%, 5/1/2035	1,375,000	1,504,539
Series 198, 5.00%, 11/15/2036	115,000	135,077
Series 198, 5.00%, 11/15/2041	145,000	169,277
New York Convention Center Development Corp. 5.00%, 11/15/2029	1,500,000	1,792,470
New York State Environmental Facilities Corp. 5.00%, 9/15/2025	100,000	123,291
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.00%, 6/15/2033	1,250,000	1,351,025
5.00%, 6/15/2037	5,000,000	5,824,750
5.00%, 6/15/2039	260,000	301,075
5.00%, 6/15/2046	2,250,000	2,581,267
Series A, 3.00%, 6/15/2036	350,000	339,140
Series AA, 3.00%, 6/15/2046	260,000	242,302
Series AA, 4.00%, 6/15/2044	6,830,000	7,128,676
Series AA, 4.00%, 6/15/2046	1,000,000	1,055,540
Series BB, 4.63%, 6/15/2046	6,250,000	6,820,187
Series BB, 5.00%, 6/15/2046	4,935,000	5,551,283
Series BB, 5.00%, 6/15/2047	3,040,000	3,422,736
Series CC, 4.00%, 6/15/2045	550,000	573,705
Series CC-1, 5.00%, 6/15/2047	5,665,000	6,461,556
Series DD, 5.00%, 6/15/2035	240,000	276,655
Series DD, 5.00%, 6/15/2036	960,000	1,106,112
Series DD, 5.00%, 6/15/2039	725,000	831,872
Series DD, 5.25%, 6/15/2047	265,000	314,664
Series EE, 5.00%, 6/15/2036	320,000	368,704
Series EE, 5.00%, 6/15/2045	4,535,000	5,178,834
Series EE, 5.00%, 6/15/2047	165,000	185,510
Series EE, 5.25%, 6/15/2030	350,000	409,374
Series FF, 5.00%, 6/15/2028	135,000	162,841
Series FF, 5.00%, 6/15/2029	1,710,000	1,868,910
Series FF, 5.00%, 6/15/2031	800,000	948,304
New York, NY, City Transitional Finance Authority Building Aid Revenue:
5.00%, 7/15/2021	100,000	114,337
Series S-1, 4.00%, 7/15/2036	725,000	765,201
Series S-1, 4.00%, 7/15/2040	1,750,000	1,828,452
Series S-1, 4.00%, 7/15/2042	360,000	371,578
Series S-1, 5.00%, 7/15/2022	100,000	116,985
Series S-1, 5.00%, 7/15/2028	1,090,000	1,264,247
Series S-1, 5.00%, 7/15/2029	1,010,000	1,170,398
Series S-1, 5.00%, 7/15/2037	1,115,000	1,277,600
Series S-1, 5.00%, 7/15/2043	2,125,000	2,418,397
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
3.50%, 11/1/2034	100,000	102,423
4.00%, 5/1/2019	415,000	436,692
5.00%, 2/1/2018	45,000	46,048
5.00%, 11/1/2027	110,000	132,187
5.00%, 8/1/2032	1,225,000	1,447,534
5.00%, 5/1/2034	250,000	291,645
5.00%, 8/1/2034	225,000	261,941
5.00%, 8/1/2035	515,000	597,225
5.00%, 11/1/2035	455,000	528,018
5.00%, 2/1/2036	1,745,000	2,002,056
5.00%, 5/1/2036	245,000	284,362
5.00%, 8/1/2036	400,000	463,020
5.00%, 11/1/2038	3,615,000	4,169,830
5.00%, 5/1/2040	2,260,000	2,607,882
5.00%, 2/1/2041	155,000	177,202
ETM, 5.00%, 11/1/2017	100,000	101,310
Series A-1, 5.00%, 11/1/2018	100,000	105,229
Series A-1, 5.00%, 8/1/2029	140,000	166,783
Series A-1, 5.00%, 8/1/2031	135,000	160,496
Series B, 5.00%, 11/1/2026	100,000	117,158
Series B, 5.00%, 11/1/2028	305,000	355,807
Series B, 5.00%, 11/1/2029	3,170,000	3,694,540
Series B, 5.00%, 11/1/2030	375,000	436,016
Series B-1, 5.00%, 8/1/2031	165,000	196,162
Series B1, 5.00%, 11/1/2037	420,000	482,887

See accompanying notes to financial statements.

226

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series C, 5.00%, 11/1/2018	$1,500,000	$1,578,435
Series F-1, 5.00%, 5/1/2032	7,500,000	8,943,225
Series F-1, 5.00%, 5/1/2034	115,000	131,455
Series F-1, 5.00%, 5/1/2036	3,500,000	4,110,925
Series I, 5.00%, 5/1/2026	140,000	165,152
Series I, 5.00%, 5/1/2029	145,000	170,436
Series I, 5.00%, 5/1/2030	315,000	369,687
Series I, 5.00%, 5/1/2031	255,000	298,809
Series I, 5.00%, 5/1/2034	200,000	230,898
SubSeries A-1, 5.00%, 8/1/2027	115,000	138,056
SubSeries A-1, 5.00%, 8/1/2032	840,000	992,594
SubSeries B-1, 5.00%, 11/1/2034	270,000	312,989
SubSeries B-I, 4.00%, 8/1/2037	755,000	799,160
SubSeries B-I, 5.00%, 8/1/2030	270,000	323,015
SubSeries B-I, 5.00%, 8/1/2040	3,800,000	4,399,488
SubSeries E-1, 4.00%, 2/1/2041	110,000	115,705
SubSeries E-1, 5.00%, 2/1/2030	3,000,000	3,565,080
SubSeries E-1, 5.00%, 2/1/2040	1,510,000	1,736,681
SubSeries F-1, 4.00%, 2/1/2040	145,000	150,948
SubSeries F-1, 5.00%, 2/1/2029	500,000	584,135
SubSeries F-1, 5.00%, 2/1/2030	995,000	1,160,707
SubSeries F-1, 5.00%, 5/1/2030	200,000	229,812
SubSeries F-1, 5.00%, 2/1/2031	510,000	594,053
SubSeries F-1, 5.00%, 2/1/2034	1,450,000	1,664,977
SubSeries F-1, 5.00%, 2/1/2036	525,000	598,694
SubSeries F-3, 3.00%, 2/1/2035	2,755,000	2,670,504
SubSeries FI, 5.00%, 8/1/2029	1,010,000	1,203,678
SubSeries FI, 5.00%, 8/1/2034	3,470,000	4,041,093
SubSeries FI, 5.00%, 8/1/2039	4,455,000	5,116,523
SubSeries FI, 5.00%, 8/1/2042	5,800,000	6,649,178
SubSeries I, 4.00%, 5/1/2043	135,000	140,397
SubSeries I, 5.00%, 5/1/2033	300,000	349,203
SubSeries I, 5.00%, 5/1/2038	3,380,000	3,860,467
SubSeries I, 5.00%, 5/1/2042	1,000,000	1,128,230
New York, NY, General Obligation:
5.00%, 8/1/2024	110,000	130,638
5.00%, 10/1/2032	105,000	120,751
ETM, 5.00%, 8/1/2017	35,000	35,099
Series 1-I, 4.00%, 3/1/2039	570,000	597,810
Series 1-I, 5.00%, 3/1/2027	1,560,000	1,850,129
Series A, 5.00%, 8/1/2018	1,425,000	1,485,791
Series A-1, 5.00%, 10/1/2018	5,000,000	5,244,400
Series A-1, 5.00%, 10/1/2019	5,000,000	5,422,500
Series A-1, 5.00%, 8/1/2027	120,000	136,672
Series A-1, 5.00%, 10/1/2028	725,000	840,021
Series B, 5.00%, 8/1/2021	4,550,000	5,203,471
Series B, 5.00%, 8/1/2024	2,590,000	3,012,999
Series B, 5.00%, 8/1/2026	155,000	180,070
Series C, 5.00%, 8/1/2018	1,500,000	1,563,990
Series C, 5.00%, 4/15/2023	1,390,000	1,667,500
Series C, 5.00%, 8/1/2028	1,350,000	1,653,669
Series C, 5.00%, 8/1/2034	1,500,000	1,736,955
Series D, 5.00%, 8/1/2023	105,000	123,827
Series D, 5.00%, 8/1/2028	825,000	960,020
Series D-1, 5.00%, 8/1/2029	3,160,000	3,715,054
Series D-1, 5.00%, 8/1/2033	250,000	291,885
Series E, 5.00%, 8/1/2018	1,440,000	1,501,430
Series E, 5.00%, 8/1/2020	915,000	1,018,587
Series E, 5.00%, 8/1/2021	565,000	646,145
Series E, 5.00%, 8/1/2025	20,000	23,400
Series E, 5.00%, 8/1/2030	260,000	311,051
Series F-1, 5.00%, 6/1/2025	760,000	930,863
Series H, 5.00%, 8/1/2020	630,000	701,322
Series I, 5.00%, 8/1/2022	215,000	251,483
Series J, 5.00%, 8/1/2020	6,080,000	6,768,317
Series K, 5.00%, 8/1/2018	285,000	297,158
SubSeries 1, 5.00%, 8/1/2017	265,000	265,771
SubSeries 1-I, 5.00%, 3/1/2030	975,000	1,147,692
SubSeries A-1, 5.00%, 10/1/2031	250,000	287,908
New York, NY, Housing Development Corp., Revenue Series A, 5.00%, 7/1/2019	100,000	107,109
New York, NY, Liberty Development Corp., Revenue 5.00%, 9/15/2040	295,000	334,436
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, Zero Coupon, 11/15/2030	3,060,000	2,015,591
Series A, 5.00%, 11/15/2025	1,180,000	1,387,869
Series A, 5.00%, 11/15/2027	170,000	199,565
Series A, 5.00%, 11/15/2031	1,715,000	1,996,963
Series A, 5.25%, 11/15/2033	100,000	121,329
Series A, 5.25%, 11/15/2034	200,000	241,368
Subseries B, 4.00%, 11/15/2038	235,000	248,339
New York, NY, Sales Tax Asset Receivables Corp., Revenue:
Series A, 5.00%, 10/15/2018	1,590,000	1,671,599
Series A, 5.00%, 10/15/2020	185,000	207,698
Series A, 5.00%, 10/15/2021	3,140,000	3,628,615
Series A, 5.00%, 10/15/2025	2,100,000	2,580,354
Series A, 5.00%, 10/15/2026	6,035,000	7,392,271
Series A, 5.00%, 10/15/2029	500,000	602,575
Series A, 5.00%, 10/15/2030	495,000	592,842
Series A, 5.00%, 10/15/2031	800,000	952,168
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
5.00%, 8/1/2033	50,000	57,913
Series S, 4.00%, 2/1/2023	1,350,000	1,533,546
Series S, 4.00%, 4/1/2031	120,000	133,295
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	124,488
5.00%, 11/15/2033	4,720,000	5,523,438
5.00%, 11/15/2040	900,000	1,033,596
5.00%, 11/15/2045	360,000	410,864
New York, State Dormitory Authority Revenue, Non State Supported Debt:
3.00%, 7/1/2029	315,000	327,729
5.00%, 10/1/2045	3,250,000	4,354,057
Series A, 2.50%, 7/1/2041 (a)	500,000	483,970
Series A, 4.00%, 7/1/2043	1,000,000	1,049,280
Series A, 5.00%, 10/1/2028	905,000	1,112,779
Series A, 5.00%, 10/1/2030	3,040,000	3,667,608
Series A, 5.00%, 7/1/2034	5,040,000	6,014,635
Series A, 5.00%, 7/1/2035	50,000	59,209
Series B, 5.00%, 10/1/2030	260,000	315,952

See accompanying notes to financial statements.

227

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A, 5.00%, 7/1/2024	$150,000	$176,394
Series A, 5.00%, 7/1/2027	520,000	611,499
Series A, 5.00%, 7/1/2037	440,000	503,063
Series A, 5.00%, 7/1/2042	810,000	903,571
Series A, 5.00%, 10/1/2047	2,300,000	3,103,689
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2025	7,500,000	9,135,750
5.00%, 2/15/2036	7,500,000	8,775,825
Series A, 5.00%, 2/15/2021	250,000	282,123
Series A, 5.00%, 3/15/2022	600,000	695,670
Series A, 5.00%, 2/15/2029	155,000	180,984
Series A, 5.00%, 3/15/2029	1,340,000	1,588,490
Series A, 5.00%, 12/15/2029	100,000	117,252
Series A, 5.00%, 2/15/2031	1,120,000	1,301,272
Series A, 5.00%, 6/15/2031	115,000	134,188
Series A, 5.00%, 2/15/2043	1,260,000	1,423,145
Series B, 5.00%, 3/15/2027	110,000	130,645
Series B, 5.00%, 3/15/2030	150,000	172,155
Series B, 5.00%, 3/15/2031	150,000	171,717
Series B, 5.00%, 2/15/2041	2,510,000	2,871,164
Series C, 5.00%, 3/15/2037	100,000	114,254
Series D, 5.00%, 2/15/2022	5,045,000	5,838,074
Series D, 5.00%, 2/15/2042	720,000	812,930
Series E, 5.00%, 3/15/2021	185,000	209,233
Series E, 5.00%, 3/15/2023	130,000	153,795
Series E, 5.00%, 3/15/2024	250,000	301,090
Series E, 5.00%, 3/15/2026	525,000	644,779
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2024	150,000	181,920
5.00%, 3/15/2033	740,000	868,457
Series A, 4.00%, 7/1/2034	100,000	108,729
Series A, 4.13%, 3/15/2033	2,105,000	2,255,318
Series A, 5.00%, 3/15/2018	100,000	102,869
Series A, 5.00%, 3/15/2019	2,520,000	2,688,638
Series A, 5.00%, 3/15/2020	1,375,000	1,516,432
Series A, 5.00%, 3/15/2021	270,000	306,518
Series A, 5.00%, 3/15/2023	2,490,000	2,963,698
Series A, 5.00%, 3/15/2028	3,480,000	4,061,334
Series A, 5.00%, 3/15/2031	150,000	177,327
Series A, 5.00%, 3/15/2032	1,160,000	1,386,155
Series A, 5.00%, 3/15/2036	1,500,000	1,729,695
Series A, 5.00%, 3/15/2037	2,000,000	2,303,600
Series A, 5.00%, 3/15/2043	450,000	505,512
Series A, 5.00%, 3/15/2044	5,000,000	5,749,050
Series B, 5.00%, 3/15/2027	240,000	295,164
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue:
5.00%, 6/15/2020	500,000	555,520
Series A, 5.00%, 6/15/2041	8,905,000	10,445,031
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	482,499
4.00%, 6/15/2046	5,240,000	5,542,767
5.00%, 3/15/2019	1,995,000	2,127,807
5.00%, 9/15/2019	2,500,000	2,711,650
5.00%, 6/15/2024	100,000	116,402
5.00%, 6/15/2028	540,000	665,075
5.00%, 6/15/2031	610,000	718,958
5.00%, 6/15/2033	125,000	145,926
5.00%, 11/15/2038	260,000	301,662
5.00%, 11/15/2039	505,000	583,068
Series A, 5.00%, 6/15/2031	220,000	258,551
Series A, 5.00%, 6/15/2032	465,000	545,626
Series B, 4.00%, 8/15/2046	4,150,000	4,393,563
Series B, 5.00%, 8/15/2041	885,000	1,040,548
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2030	300,000	341,841
Series A, 5.00%, 3/15/2024	620,000	711,090
Series A, 5.00%, 3/15/2025	100,000	114,648
Series A, 5.00%, 3/15/2026	165,000	188,879
Series A, 5.00%, 3/15/2027	115,000	131,492
Series A, 5.00%, 3/15/2028	115,000	131,340
Series A, 5.00%, 3/15/2029	175,000	199,714
Series A, 5.00%, 3/15/2031	100,000	116,411
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	125,000	144,976
5.00%, 3/15/2034	1,845,000	2,132,451
Series A, 5.00%, 3/15/2021	1,560,000	1,764,344
Series A, 5.00%, 3/15/2023	530,000	627,011
Series A, 5.00%, 3/15/2024	4,015,000	4,835,505
Series A, 5.00%, 3/15/2027	410,000	500,721
Series A, 5.00%, 3/15/2028	105,000	126,575
Series A, 5.00%, 3/15/2029	325,000	388,824
Series A, 5.00%, 3/15/2033	3,110,000	3,642,370
Series A, 5.00%, 3/15/2034	745,000	868,953
Series A, 5.00%, 3/15/2044	320,000	362,048
Series A-1, 5.00%, 3/15/2029	200,000	233,998
Series C, 5.00%, 3/15/2020	405,000	445,411
Series C, 5.00%, 3/15/2021	225,000	254,473
Series C, 5.00%, 3/15/2023	1,000,000	1,183,040
Series C, 5.00%, 3/15/2027	4,500,000	5,286,240
Series C, 5.00%, 3/15/2029	125,000	146,249
Series C, 5.00%, 3/15/2031	260,000	302,669
Series C, 5.00%, 3/15/2033	760,000	880,285
Series D, 5.00%, 3/15/2020	200,000	219,956
Series D, 5.00%, 3/15/2021	3,155,000	3,568,273
Series D, 5.00%, 3/15/2022	1,815,000	2,104,402
Series E, 5.00%, 3/15/2030	125,000	145,881
Oyster Bay, NY, General Obligation 4.00%, 8/1/2029 (b)	100,000	106,070
Suffolk, NY, County Water Authority Revenue Series A, 5.00%, 6/1/2037	500,000	587,860
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/15/2030	295,000	348,752
Series A, 5.00%, 11/15/2040	275,000	316,355
Series A, 5.00%, 11/15/2050	500,000	569,905
Series B, Zero Coupon, 11/15/2027	1,850,000	1,391,293

See accompanying notes to financial statements.

228

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series B, Zero Coupon, 11/15/2029	$735,000	$507,473
Series B, 5.00%, 11/15/2020	100,000	112,435
Series B, 5.00%, 11/15/2027	5,575,000	6,544,548
Series C, 5.00%, 11/15/2033	125,000	144,881
Series C, 5.00%, 11/15/2038	745,000	849,814
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2024	110,000	130,615
5.00%, 6/15/2027	265,000	324,196
5.00%, 12/15/2032	405,000	481,958
5.00%, 12/15/2037	4,130,000	4,842,714
Series A, 5.00%, 12/15/2026	100,000	122,427
Series A, 5.00%, 6/15/2028	225,000	277,115
Series A, 5.00%, 12/15/2032	125,000	149,456
Series A, 5.00%, 12/15/2033	300,000	357,375
Series A, 5.00%, 12/15/2034	2,170,000	2,571,689
Series A, 5.00%, 12/15/2035	1,950,000	2,304,159
Series B, 5.00%, 6/15/2024	100,000	117,443
Series B, 5.00%, 12/15/2024	840,000	997,424
Series B, 5.00%, 12/15/2025	280,000	337,666
Series B, 5.00%, 12/15/2034	3,200,000	3,792,352
Series TE, 5.00%, 12/15/2027	525,000	627,800
Series TE, 5.00%, 12/15/2029	170,000	201,923
Series TE, 5.00%, 12/15/2030	2,145,000	2,543,498
Series TE, 5.00%, 12/15/2031	510,000	603,728
Series TE, 5.00%, 12/15/2033	775,000	914,345
Series TE, 5.00%, 12/15/2034	1,620,000	1,908,068
Series TE, 5.00%, 12/15/2041	420,000	484,810
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,500,000	1,826,430

		459,206,474

NORTH CAROLINA — 1.2%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,384,144
5.00%, 6/1/2026	100,000	122,647
Charlotte, NC Series C COPs, 5.00%, 12/1/2018	2,865,000	3,022,976
Charlotte, NC, Certificates of Participation Series B, 3.00%, 6/1/2022	100,000	100,168
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	115,828
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2022	3,405,000	3,996,959
Durham Capital Financing Corp., Revenue 5.00%, 6/1/2038	345,000	396,543
Durham, NC, General Obligation 4.00%, 10/1/2025	1,230,000	1,433,171
Forsyth, NC, General Obligation Series B, 3.00%, 3/1/2032	1,165,000	1,169,835
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 12/1/2021	1,750,000	2,026,990
Series B, 5.00%, 12/1/2023	1,500,000	1,815,270
North Carolina Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2038	700,000	749,077
Series B, 4.00%, 10/1/2039	245,000	265,864
Series B, 5.00%, 10/1/2041	1,415,000	1,644,754
Series B, 5.00%, 10/1/2055	3,195,000	3,660,607
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	260,000	293,254
North Carolina, State General Obligation:
5.00%, 6/1/2020	150,000	166,484
5.00%, 6/1/2021	2,125,000	2,429,342
Series C, 4.00%, 5/1/2021	1,230,000	1,357,207
Series D, 4.00%, 6/1/2021	500,000	552,615
Series E, 5.00%, 5/1/2019	1,140,000	1,220,929
North Carolina, State Revenue:
Series C, 5.00%, 5/1/2021	115,000	130,849
Series C, 5.00%, 5/1/2022	100,000	116,668
Series C, 5.00%, 5/1/2025	185,000	223,091
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 12/1/2035	225,000	247,255
Town of Cary, NC, Combined Utility Systems Revenue 5.00%, 12/1/2042	140,000	161,949

		29,804,476

OHIO — 2.2%
Akron, OH, Revenue:
5.00%, 12/1/2028	250,000	289,030
5.00%, 12/1/2033	240,000	275,518
Cincinnati, OH, General Obligation:
Series A, 4.00%, 12/1/2023	150,000	170,357
Series A, 5.00%, 12/1/2020	2,950,000	3,308,985
Cleveland Heights & University Heights, OH, City School District, General Obligation:
4.50%, 12/1/2047	1,255,000	1,339,298
5.00%, 12/1/2039	2,000,000	2,247,080
Cleveland, OH, Municipal School District, General Obligation Series A, 4.25%, 12/1/2049	420,000	439,396
Columbus, OH, General Obligation:
3.00%, 8/15/2031	100,000	101,077
Series 1, 5.00%, 2/15/2019	100,000	106,249
Series A, 3.00%, 8/15/2023	500,000	541,180
Series A, 3.00%, 7/1/2029	2,650,000	2,727,910
Series A, 3.20%, 7/1/2031	2,600,000	2,664,584
Series A, 5.00%, 8/15/2022	100,000	117,741
Series A, 5.00%, 8/15/2027	125,000	150,281
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	145,000	176,349
5.00%, 6/1/2028	1,605,000	1,924,973
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	337,862
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	100,000	118,804

See accompanying notes to financial statements.

229

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Franklin County, OH, General Obligation 5.00%, 6/1/2021	$3,355,000	$3,829,967
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2028	3,000,000	3,560,100
Series A, 5.00%, 12/1/2031	285,000	339,663
Series A, 5.00%, 12/1/2038	195,000	223,922
JobsOhio, Beverage System Statewide Liquor Profits Revenue Series A, 5.00%, 1/1/2038	455,000	506,556
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	382,922
Northeast Ohio, Regional Sewer District Revenue:
5.00%, 11/15/2039	330,000	381,048
5.00%, 11/15/2043	100,000	112,729
5.00%, 11/15/2044	145,000	166,595
Ohio Water Development Authority Revenue:
5.00%, 12/1/2031	730,000	882,745
Series A, 5.00%, 12/1/2019	600,000	655,182
Ohio, State General Obligation:
5.00%, 9/1/2021	100,000	114,778
Series A, 5.00%, 9/15/2021	100,000	114,912
Series A, 5.00%, 12/15/2022	3,000,000	3,548,400
Series A, 5.00%, 12/15/2023	320,000	386,122
Series A, 5.00%, 5/1/2027	100,000	115,909
Series A, 5.00%, 9/1/2027	250,000	315,190
Series A, 5.00%, 5/1/2028	175,000	202,400
Series A, 5.00%, 3/15/2031	2,125,000	2,487,525
Series A, 5.00%, 3/15/2035	200,000	232,500
Series B, 5.00%, 6/15/2025	165,000	188,793
Series B, 5.00%, 6/15/2027	150,000	174,448
Series B, 5.00%, 9/1/2032	125,000	144,801
Series B, 5.00%, 6/15/2035	200,000	228,096
Series C, 5.00%, 8/1/2022	170,000	199,393
Series R, 4.00%, 5/1/2018	130,000	133,271
Series R, 5.00%, 5/1/2019	2,175,000	2,326,945
Series S, 5.00%, 5/1/2029	2,825,000	3,410,594
Series S, 5.00%, 5/1/2030	2,600,000	3,113,786
Series S, 5.00%, 5/1/2031	3,000,000	3,574,500
Ohio, State Infrastructure Project Revenue Series 1, 4.00%, 12/15/2019	125,000	133,428
Ohio, State Revenue Series C, 5.00%, 12/1/2030	135,000	161,621
Ohio, State University, Revenue Series A, 4.00%, 6/1/2043	675,000	699,772
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 6/1/2020	100,000	110,899
5.00%, 6/1/2024	1,010,000	1,229,877
Series A, 5.00%, 12/1/2030	540,000	660,949
Series A, 5.00%, 12/1/2031	500,000	609,040
Toledo, OH, Water System Revenue 5.00%, 11/15/2031	150,000	172,696
University of Cincinnati, Revenue:
Series C, 5.00%, 6/1/2036	520,000	593,159
Series C, 5.00%, 6/1/2039	500,000	570,560

		54,032,467

OKLAHOMA — 0.2%
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2034	755,000	804,883
Series A, 3.00%, 7/1/2024	135,000	144,855
Series A, 5.00%, 7/1/2026	2,500,000	2,993,925
Series A, 5.00%, 7/1/2030	170,000	200,187
Oklahoma, Development Finance Authority Revenue 3.00%, 6/1/2046	145,000	125,194
Oklahoma, State Turnpike Authority Revenue:
4.00%, 1/1/2033	250,000	267,832
4.00%, 1/1/2047	125,000	130,208

		4,667,084

OREGON — 1.7%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	237,076
Clackamas County, OR, School District No. 12, General Obligation Series B, 5.00%, 6/15/2037	450,000	530,676
Deschutes County, OR, School District, General Obligation 4.00%, 6/15/2021	415,000	456,907
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation:
Series B, 5.00%, 6/15/2026	3,750,000	4,656,487
Series B, 5.00%, 6/15/2029	100,000	122,675
Oregon, State Department of Administration Services, Lottery Revenue:
Series A, 5.00%, 4/1/2024	120,000	142,926
Series C, 5.00%, 4/1/2022	320,000	372,285
Oregon, State Department of Transportation, Highway User Tax Revenue:
Series A, 5.00%, 11/15/2018	100,000	105,410
Series A, 5.00%, 11/15/2024	125,000	153,415
Series A, 5.00%, 11/15/2028	650,000	783,783
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2023	595,000	717,629
Series A, 5.00%, 11/15/2024	140,000	166,167
Series A, 5.00%, 11/15/2029	2,525,000	3,027,475
Series A, 5.00%, 11/15/2030	515,000	615,157
Oregon, State General Obligation:
5.00%, 5/1/2039	200,000	233,450
Series C, 5.00%, 8/1/2041	1,065,000	1,247,775
Series F, 5.00%, 5/1/2028	160,000	196,307
Series F, 5.00%, 5/1/2030	115,000	138,940
Series L, 5.00%, 8/1/2029	4,270,000	5,292,281

See accompanying notes to financial statements.

230

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series L, 5.00%, 8/1/2030	$3,750,000	$4,617,487
Series N, 5.00%, 8/1/2043	2,490,000	2,856,628
Oregon, State Health & Science University Revenue:
Series B, 5.00%, 7/1/2033	300,000	352,374
Series B, 5.00%, 7/1/2035	2,000,000	2,331,860
Series B, 5.00%, 7/1/2036	100,000	116,078
Series B, 5.00%, 7/1/2037	1,585,000	1,837,126
Series B, 5.00%, 7/1/2038	275,000	318,274
Oregon, State Revenue:
Series 1, 5.00%, 12/15/2023	120,000	139,496
Series C, 5.00%, 12/1/2029	160,000	192,586
Portland Community College District, General Obligation:
5.00%, 6/15/2020	240,000	266,354
5.00%, 6/15/2027	100,000	123,437
Portland, OR, Sewer System Revenue:
4.00%, 10/1/2037	100,000	106,752
Series A, 2.50%, 6/15/2033	200,000	186,954
Series A, 5.00%, 8/1/2020	150,000	166,886
Series A, 5.00%, 6/1/2021	810,000	925,344
Series A, 5.00%, 6/1/2024	125,000	151,668
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	661,622
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2022	125,000	146,348
5.00%, 6/15/2027	120,000	144,170
Series B, Zero Coupon, 6/15/2029	200,000	136,702
Series B, Zero Coupon, 6/15/2034	830,000	435,567
Series B, 0.01%, 6/15/2032	200,000	117,288
Washington County, OR, School District No. 48J Beaverton, General Obligation 5.00%, 6/15/2028	3,290,000	3,936,123
Washington Multnomah & Yamhill Counties, OR, School District No. 1J, General Obligation 4.00%, 6/15/2021	400,000	441,200

		39,905,145

PENNSYLVANIA — 1.8%
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	160,000	179,557
Commonwealth of Pennsylvania 5.00%, 7/1/2024	110,000	131,021
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	100,000	100,158
Series A, 5.00%, 10/1/2042	210,000	240,830
Series A, 5.00%, 10/1/2046	200,000	228,464
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	300,000	334,887
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2030	140,000	166,323
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	322,557
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	275,000	296,351
5.00%, 7/1/2020	500,000	538,305
5.00%, 1/1/2021	1,000,000	1,057,940
5.00%, 7/1/2021	3,750,000	3,834,412
Series A, 4.00%, 1/1/2019	455,000	474,670
Series A, 5.00%, 7/1/2018	815,000	847,152
Series A, 5.00%, 7/1/2019	1,085,000	1,167,460
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (b)	500,000	466,140
4.00%, 2/1/2034 (b)	750,000	787,755
5.00%, 7/1/2018	330,000	342,787
5.00%, 7/1/2021	2,925,000	3,316,043
5.00%, 9/15/2022	2,500,000	2,905,525
5.00%, 4/1/2023	2,225,000	2,604,696
5.00%, 4/1/2024	3,930,000	4,577,389
5.00%, 4/1/2025	395,000	457,975
5.00%, 9/15/2025	100,000	120,299
5.00%, 3/15/2026	500,000	596,990
5.00%, 4/1/2026	240,000	277,982
5.00%, 10/15/2026	585,000	686,486
5.00%, 10/15/2029	125,000	145,565
Series REF, 5.00%, 1/15/2028	4,265,000	5,115,740
Pennsylvania, State Higher Educational Facilities Authority Revenue:
2.50%, 10/1/2045 (a)	985,000	957,410
4.00%, 10/1/2038	210,000	223,637
5.00%, 10/1/2035	1,150,000	1,342,257
Series A, 4.00%, 8/15/2033	190,000	206,144
Series A, 4.00%, 8/15/2034	145,000	156,599
Series A, 4.00%, 8/15/2035	470,000	506,040
Series C, 4.00%, 8/15/2041	1,225,000	1,263,685
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2042	250,000	293,473
Series A, 5.00%, 9/1/2047	500,000	584,085
Series B, 5.00%, 9/1/2019	200,000	216,458
Series B, 5.00%, 9/1/2020	2,440,000	2,725,992
Series B, 5.00%, 9/1/2023	1,360,000	1,626,370
West View, PA, Municipal Authority Water Revenue 4.00%, 11/15/2043	885,000	919,869

		43,343,478

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
5.00%, 9/1/2021	1,020,000	1,171,184
Series A, 4.00%, 5/15/2028	1,685,000	1,834,325

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	$250,000	$302,695
Rhode Island, State & Providence Plantations, General Obligation:
5.00%, 8/1/2020	115,000	127,872
Series A, 5.00%, 11/1/2019	200,000	217,282
Series C, 5.00%, 8/1/2018	950,000	990,109

		4,643,467

SOUTH CAROLINA — 0.3%
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2020	1,000,000	1,099,460
Charleston, SC, Educational Excellence Finance Corp. Revenue:
5.00%, 12/1/2022	550,000	643,616
5.00%, 12/1/2023	100,000	118,869
Columbia, SC, Waterworks & Sewer System Revenue 5.00%, 2/1/2038	100,000	113,199
Mount Pleasent, SC, Water & Sewer Revenue Series A, 5.00%, 6/1/2046	3,750,000	4,388,325

		6,363,469

SOUTH DAKOTA — 0.0% (d)
South Dakota, State Building Authority Revenue Series B, 5.00%, 6/1/2038	485,000	552,003

TENNESSEE — 0.9%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	345,000	420,586
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	3,000,000	3,484,800
Memphis, TN, General Obligation:
5.00%, 4/1/2026	2,140,000	2,603,096
Series A, 5.00%, 11/1/2023	2,400,000	2,875,776
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	600,000	650,904
5.00%, 7/1/2018	500,000	519,880
5.00%, 1/1/2025	1,010,000	1,238,583
5.00%, 1/1/2026	140,000	173,001
Series A, 5.00%, 1/1/2020	100,000	109,254
Series C, 5.00%, 7/1/2020	200,000	221,854
Series C, 5.00%, 7/1/2027	2,730,000	3,311,517
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series D, 3.25%, 10/1/2037	1,420,000	1,415,769
Shelby County, TN, General Obligation Series A, 5.00%, 4/1/2021	200,000	227,132
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	500,000	525,400
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	250,000	263,105
5.00%, 11/1/2026	250,000	301,960
5.00%, 11/1/2045	3,315,000	3,823,521
Series A, 5.00%, 5/1/2027	500,000	579,040

		22,745,178

TEXAS — 12.6%
Alamo, Regional Mobility Authority Revenue:
5.00%, 6/15/2039	725,000	829,530
5.00%, 6/15/2041	1,115,000	1,273,218
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	4,100,000	4,738,575
5.00%, 2/15/2024 (b)	220,000	264,282
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (b)	285,000	348,766
Alvin, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2039 (b)	255,000	270,435
Series C, 5.00%, 2/15/2028 (b)	3,000,000	3,540,210
Arlington, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2026 (b)	905,000	1,065,158
Austin, TX, Community College District, General Obligation 5.00%, 8/1/2035	550,000	637,274
Austin, TX, Electric Utility System Revenue: 4.00%, 11/15/2032	800,000	846,208
5.00%, 11/15/2033	250,000	294,095
5.00%, 11/15/2037	250,000	279,028
Austin, TX, General Obligation:
4.00%, 9/1/2018	1,000,000	1,034,290
5.00%, 9/1/2020	5,000,000	5,582,750
5.00%, 9/1/2022	150,000	176,262
5.00%, 9/1/2023	1,000,000	1,198,450
5.00%, 9/1/2034	375,000	431,801
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2028 (b)	950,000	1,163,237
Series A, 5.00%, 8/1/2018 (b)	800,000	835,000
Series B, 5.00%, 8/1/2018 (b)	100,000	104,375
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2031	110,000	128,970
5.00%, 11/15/2033	115,000	133,880
5.00%, 11/15/2034	370,000	427,705
5.00%, 11/15/2039	3,205,000	3,657,129
5.00%, 11/15/2042	2,800,000	3,129,560
Series A, 5.00%, 5/15/2021	145,000	164,948
Series A, 5.00%, 5/15/2022	140,000	162,802
Bexar County, TX, General Obligation:
4.00%, 6/15/2031	300,000	325,917
5.00%, 6/15/2027	125,000	150,880
Series B, 5.00%, 6/15/2032	3,000,000	3,486,660

See accompanying notes to financial statements.

232

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	$100,000	$118,462
5.00%, 2/15/2026	125,000	153,630
5.00%, 2/15/2027	165,000	199,609
Clear Creek, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2023	300,000	346,452
Clint, TX, Independent School District, General Obligation 5.00%, 8/15/2045 (b)	250,000	286,130
Conroe, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2027 (b)	165,000	185,455
County of Dallas TX 5.00%, 8/15/2025	100,000	122,016
Cypress-Fairbanks, TX, Independent School District, General Obligation:
3.00%, 2/15/2036 (a) (b)	150,000	154,782
4.00%, 2/15/2019 (b)	825,000	862,892
5.00%, 2/15/2020 (b)	1,500,000	1,644,705
5.00%, 2/15/2028 (b)	375,000	448,762
Series C, 5.00%, 2/15/2023 (b)	400,000	472,196
Series C, 5.00%, 2/15/2044 (b)	4,445,000	5,039,697
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, 5.00%, 12/1/2021	115,000	132,456
Series A, 5.00%, 12/1/2026	510,000	612,836
Series A, 5.00%, 12/1/2028	150,000	182,315
Series A, 5.00%, 12/1/2030	105,000	126,014
Series A, 5.00%, 12/1/2034	175,000	206,516
Series A, 5.00%, 12/1/2035	200,000	235,192
Series A, 5.00%, 12/1/2036	150,000	175,901
Series A, 5.00%, 12/1/2041	1,000,000	1,160,430
Series A, 5.00%, 12/1/2046	2,000,000	2,307,940
Dallas, TX, General Obligation:
5.00%, 2/15/2019	350,000	370,079
5.00%, 2/15/2021	110,000	123,143
5.00%, 2/15/2022	5,010,000	5,725,377
5.00%, 2/15/2024	1,610,000	1,893,392
5.00%, 2/15/2025	380,000	451,812
5.00%, 2/15/2026	1,000,000	1,161,010
5.00%, 2/15/2027	2,200,000	2,536,732
5.00%, 8/15/2027	105,000	122,048
5.00%, 2/15/2029	705,000	805,406
5.00%, 8/15/2029	200,000	231,726
5.00%, 2/15/2030	250,000	281,967
Series A, 4.00%, 2/15/2032	5,290,000	5,652,894
Dallas, TX, Independent School District, General Obligation:
3.00%, 8/15/2030 (b)	1,250,000	1,251,737
5.00%, 8/15/2020 (b)	110,000	122,465
5.00%, 8/15/2023 (b)	2,275,000	2,657,791
5.00%, 8/15/2029 (b)	450,000	522,355
Series A, 4.00%, 2/15/2030 (b)	2,900,000	3,189,072
Series A, 4.00%, 2/15/2031 (b)	230,000	251,429
Series A, 5.00%, 8/15/2021 (b)	210,000	239,988
Series A, 5.00%, 8/15/2024 (b)	150,000	182,001
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,270,981
Series A, 5.00%, 8/15/2032 (b)	1,000,000	1,163,280
VRN, 1.50%, 2/15/2034 (a)	150,000	150,858
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2019	100,000	108,427
Series A, 5.00%, 10/1/2027	100,000	120,817
Denton, Independent School District, General Obligation 5.00%, 8/15/2028 (b)	150,000	178,578
Denton, TX, General Obligation:
4.00%, 2/15/2039	360,000	376,823
4.00%, 2/15/2045	210,000	218,093
El Paso, TX, General Obligation:
4.00%, 8/15/2042	165,000	171,382
5.00%, 8/15/2023	1,000,000	1,187,480
Fort Bend County, TX, General Obligation:
5.00%, 3/1/2032	130,000	148,298
Series B, 5.00%, 3/1/2028	520,000	626,860
Fort Worth, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (b)	5,000,000	5,300,650
5.00%, 2/15/2022 (b)	615,000	711,383
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2023	4,890,000	5,787,022
Frisco, TX, General Obligation:
Series A, 5.00%, 2/15/2021	100,000	112,962
Series A, 5.00%, 2/15/2026	135,000	163,131
Garland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (b)	230,000	272,056
Grand Parkway, Transportation Corp. Revenue:
Series B, 5.00%, 4/1/2053	655,000	740,104
Series B, 5.25%, 10/1/2051	100,000	115,036
Harris County, TX, General Obligation:
5.00%, 8/15/2022	100,000	117,148
5.00%, 8/15/2026	160,000	186,405
5.00%, 8/15/2030	135,000	155,984
5.00%, 8/15/2032	105,000	120,988
5.00%, 8/15/2034	120,000	139,784
Series A, 5.00%, 10/1/2024	1,680,000	1,962,946
Series A, 5.00%, 10/1/2025	1,085,000	1,341,212
Series A, 5.00%, 8/15/2026	150,000	185,189
Series A, 5.00%, 10/1/2027	250,000	302,880
Series A, 5.00%, 10/1/2029	5,315,000	6,346,323
Series A, 5.00%, 10/1/2031	445,000	519,809
Series A, 5.00%, 10/1/2035	155,000	180,045
Series A, 5.00%, 8/15/2036	150,000	174,011
Harris County, TX, Revenue:
5.00%, 8/15/2025	115,000	140,703
Series A, 5.00%, 8/15/2024	255,000	309,024
Series A, 5.00%, 8/15/2035	490,000	569,703
Series B, 5.00%, 8/15/2028	175,000	210,196
Series B, 5.00%, 8/15/2033	160,000	187,141
Houston, TX, Community College, General Obligation:
5.00%, 2/15/2030	100,000	115,480

See accompanying notes to financial statements.

233

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.00%, 2/15/2032	$5,000	$5,731
5.00%, 2/15/2034	450,000	515,286
5.00%, 2/15/2036	895,000	972,417
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2036	395,000	416,871
Series A, 5.00%, 3/1/2020	210,000	230,366
Series A, 5.00%, 3/1/2021	1,095,000	1,235,291
Series A, 5.00%, 3/1/2022	175,000	202,253
Series A, 5.00%, 3/1/2025	1,105,000	1,315,959
Series A, 5.00%, 3/1/2029	335,000	387,360
Series A, 5.00%, 3/1/2038	310,000	350,195
Series A, 5.00%, 3/1/2043	475,000	528,361
Houston, TX, Independent School District, General Obligation:
3.00%, 6/1/2039 (a) (b)	100,000	101,820
5.00%, 2/15/2020 (b)	380,000	417,069
5.00%, 2/15/2025 (b)	5,460,000	6,683,968
5.00%, 2/15/2026 (b)	5,000,000	6,180,700
5.00%, 2/15/2027 (b)	500,000	623,095
Series A, 5.00%, 2/15/2020 (b)	125,000	137,194
Series A, 5.00%, 2/15/2022 (b)	250,000	289,662
Series A, 5.00%, 2/15/2027 (b)	260,000	319,550
Series A, 5.00%, 2/15/2031 (b)	370,000	441,551
Series C, 5.00%, 2/15/2019	50,000	53,150
Houston, TX, Utilities System Revenue:
Series B, 4.00%, 11/15/2037	250,000	263,778
Series B, 5.00%, 11/15/2034	840,000	991,183
Series B, 5.00%, 11/15/2035	445,000	523,489
Series B, 5.00%, 11/15/2036	200,000	234,738
Series C, 4.00%, 5/15/2021	200,000	219,938
Series C, 5.00%, 5/15/2026	160,000	189,266
Series D, 5.00%, 11/15/2020	2,750,000	3,084,207
Series D, 5.00%, 11/15/2022	130,000	153,413
Series D, 5.00%, 11/15/2042	350,000	400,603
Series F, 5.00%, 11/15/2030	1,170,000	1,338,925
Judson Independent School District, General Obligation:
4.00%, 2/1/2041 (b)	300,000	317,166
5.00%, 2/1/2025 (b)	135,000	165,120
Katy, TX, Independent School District, General Obligation:
5.00%, 2/15/2042 (b)	230,000	270,034
Series A, 5.00%, 2/15/2023 (b)	155,000	179,366
Series A, 5.00%, 8/1/2025 (b)	125,000	153,443
Series A, 5.00%, 2/15/2028 (b)	2,200,000	2,632,740
Series D, 5.00%, 2/15/2024 (b)	3,045,000	3,664,201
Keller, TX, Independent School District, General Obligation 4.00%, 8/15/2040 (b)	540,000	571,018
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (b)	100,000	105,126
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2031 (b)	3,320,000	4,003,190
Lamar, TX, Consolidated Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	2,500,000	2,654,575
Series A, 4.00%, 2/15/2029 (b)	1,675,000	1,856,637
Leander, TX, Independent School District, General Obligation:
Zero Coupon, 8/15/2036 (b)	110,000	52,360
Series A, 5.00%, 8/15/2040 (b)	160,000	184,742
Series D, Zero Coupon, 8/15/2020 (b)	210,000	201,522
Series D, Zero Coupon, 8/15/2023 (b)	100,000	89,578
Series D, Zero Coupon, 8/15/2024 (b)	130,000	111,982
Series D, Zero Coupon, 8/15/2037 (b)	150,000	63,702
Series D, Zero Coupon, 8/15/2039 (b)	585,000	222,786
Series D, 0.01%, 8/15/2040 (b)	515,000	185,740
Series D, 0.01%, 8/15/2041 (b)	220,000	75,500
Lewisville, TX, Independent School District, General Obligation Series B, 5.00%, 8/15/2028	370,000	441,391
Lone Star, TX, College System, General Obligation:
Series B, 5.00%, 2/15/2023	110,000	129,984
Series B, 5.00%, 2/15/2024	325,000	391,540
Series B, 5.00%, 2/15/2025	165,000	201,988
Lubbock, TX, General Obligation:
5.00%, 2/15/2020	185,000	202,396
5.00%, 2/15/2024	210,000	251,687
Metropolitan St. Louis, MO, Transit Authority of Harris County Revenue:
5.00%, 11/1/2026	150,000	182,891
Series A, 5.00%, 11/1/2026	100,000	123,379
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A, Zero Coupon, 9/15/2033	1,530,000	783,666
North East, Independent School District, General Obligation 4.00%, 8/1/2032 (b)	230,000	249,288
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	490,000	589,249
5.00%, 9/1/2027	200,000	241,250
5.00%, 9/1/2028	5,020,000	6,009,844
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	201,193
4.00%, 8/15/2045 (b)	275,000	289,993
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (c) (b)	450,000	536,634
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (b)	635,000	674,262
Series B, 5.00%, 2/15/2019 (b)	150,000	159,275
Series B, 5.00%, 2/15/2021 (b)	300,000	339,000
Port Arthur, TX, Independent School District, General Obligation:
Series A, 4.00%, 2/15/2045 (b)	1,000,000	1,054,360
Series A, 5.00%, 2/15/2045 (b)	165,000	186,935

See accompanying notes to financial statements.

234

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2020	$5,880,000	$6,433,236
5.00%, 2/1/2022	150,000	173,604
5.00%, 2/1/2024	125,000	150,536
5.00%, 2/1/2026	2,390,000	2,947,826
5.00%, 2/1/2028	100,000	122,998
5.00%, 2/1/2031	100,000	120,263
5.00%, 2/1/2038	300,000	336,936
5.00%, 2/1/2043	475,000	530,869
Series C, VRN, 3.00%, 12/1/2045 (a)	245,000	253,286
San Antonio, TX, General Obligation:
5.00%, 2/1/2019	500,000	530,740
5.00%, 2/1/2020	250,000	274,298
5.00%, 2/1/2021	490,000	553,945
5.00%, 2/1/2028	3,525,000	4,325,950
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (b)	260,000	301,501
5.00%, 2/15/2023 (b)	2,030,000	2,399,988
5.00%, 2/15/2024 (b)	235,000	282,949
5.00%, 2/15/2027 (b)	170,000	204,627
San Antonio, TX, Public Facilities Corp. Lease Revenue 4.00%, 9/15/2035	695,000	719,353
San Antonio, TX, Public Facilities Corp., Lease Revenue 4.00%, 9/15/2042	11,190,000	11,458,448
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2020	285,000	314,999
Series A, 5.00%, 5/15/2029	115,000	138,424
Series A, 5.00%, 5/15/2030	500,000	597,445
Series A, 5.00%, 5/15/2035	215,000	246,216
Series C, 5.00%, 5/15/2026	150,000	184,040
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	533,983
Schertz-Cibolo-Universal City Independent School District, General Obligation:
4.00%, 2/1/2035 (b)	1,000,000	1,067,200
4.00%, 2/1/2036 (b)	110,000	117,053
Spring Independent School District, General Obligation 5.00%, 8/15/2022 (b)	200,000	233,974
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	200,000	241,906
5.00%, 3/1/2025	150,000	183,689
5.00%, 3/1/2026	510,000	618,859
Texas, State A&M University Revenue:
Series B, 5.00%, 5/15/2024	2,000,000	2,377,560
Series D, 5.00%, 5/15/2024	170,000	202,093
Series D, 5.00%, 5/15/2026	140,000	165,483
Texas, State General Obligation:
5.00%, 4/1/2020	650,000	716,644
5.00%, 10/1/2020	5,050,000	5,652,111
5.00%, 4/1/2023	3,400,000	3,945,394
5.00%, 10/1/2023	410,000	492,681
5.00%, 10/1/2024	2,015,000	2,462,834
5.00%, 4/1/2025	150,000	184,637
5.00%, 10/1/2025	450,000	540,639
5.00%, 10/1/2027	270,000	328,018
5.00%, 10/1/2032	1,500,000	1,820,160
5.00%, 4/1/2042	1,255,000	1,428,554
5.00%, 4/1/2043	1,450,000	1,685,871
5.00%, 4/1/2044	500,000	580,915
Series A, 4.00%, 10/1/2033	130,000	142,462
Series A, 5.00%, 10/1/2019	185,000	200,890
Series A, 5.00%, 10/1/2022	170,000	200,226
Series A, 5.00%, 10/1/2023	3,100,000	3,725,146
Series A, 5.00%, 10/1/2024	100,000	122,225
Series A, 5.00%, 10/1/2025	190,000	230,930
Series A, 5.00%, 10/1/2028	280,000	335,485
Series A, 5.00%, 10/1/2030	4,805,000	5,689,745
Series A, 5.00%, 10/1/2044	3,905,000	4,508,283
Texas, State Transportation Commission, Highway Fund Revenue:
4.00%, 10/1/2018	1,300,000	1,347,619
5.00%, 10/1/2022	1,425,000	1,676,797
5.00%, 10/1/2024	245,000	298,890
5.00%, 10/1/2025	2,100,000	2,595,894
Series A, 5.00%, 4/1/2021	450,000	510,871
Series A, 5.00%, 4/1/2022	205,000	238,495
Series A, 5.00%, 4/1/2025	345,000	418,878
Series A, 5.00%, 10/1/2025	225,000	278,132
Series A, 5.00%, 10/1/2026	250,000	312,477
Series A, 5.00%, 4/1/2033	225,000	262,244
Texas, State Water Development Board Revenue:
5.00%, 4/15/2024	205,000	248,259
5.00%, 4/15/2027	5,090,000	6,298,926
5.00%, 10/15/2041	1,465,000	1,716,160
5.00%, 10/15/2046	935,000	1,087,854
Series A, 4.00%, 10/15/2033	2,000,000	2,156,180
Series A, 5.00%, 4/15/2027	445,000	545,196
Series A, 5.00%, 10/15/2031	510,000	606,436
Series A, 5.00%, 10/15/2040	310,000	359,553
Series A, 5.00%, 10/15/2045	4,030,000	4,654,892
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (b)	100,000	122,258
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	141,894
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2029	4,000,000	4,917,280
Tyler, TX, Independent School District, General Obligation 5.00%, 2/15/2038 (b)	500,000	567,260
United, TX, Independent School District, General Obligation 5.00%, 8/15/2044 (b)	445,000	510,166

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
University of North Texas Revenue:
Series A, 5.00%, 4/15/2027	$1,250,000	$1,536,525
Series A, 5.00%, 4/15/2045	250,000	286,300
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2041	300,000	343,431
Series B, 5.00%, 7/1/2025	125,000	151,789
University of Texas, Revenue:
2.00%, 8/15/2041 (a)	255,000	225,507
5.00%, 8/15/2019	210,000	227,067
5.00%, 8/15/2022	100,000	117,471
Series A, 4.00%, 8/15/2042	1,190,000	1,254,712
Series A, 5.00%, 3/15/2023	200,000	235,894
Series A, 5.00%, 3/15/2026	365,000	449,333
Series A, 5.00%, 3/15/2027	760,000	943,304
Series A, 5.00%, 3/15/2028	1,210,000	1,479,382
Series A, 5.00%, 8/15/2029	1,015,000	1,209,880
Series A, 5.00%, 3/15/2030	2,000,000	2,405,000
Series A, 5.00%, 3/15/2031	3,260,000	3,895,504
Series B, 2.25%, 8/15/2035 (a)	150,000	148,215
Series B, 2.50%, 8/15/2046 (a)	120,000	117,014
Series B, 5.00%, 8/15/2026	320,000	374,358
Series B, 5.00%, 8/15/2027	315,000	379,172
Series E, 5.00%, 8/15/2027	4,005,000	5,036,968
Series H, 5.00%, 8/15/2020	115,000	128,368
Series I, 5.00%, 8/15/2024	3,945,000	4,804,300
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2028	535,000	655,359
5.00%, 7/15/2029	135,000	163,958
Waco, TX, General Obligation:
5.00%, 2/1/2023	100,000	118,047
5.00%, 2/1/2024	125,000	150,106
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	110,000	114,915

		304,788,138

UTAH — 0.0% (d)
Utah, State General Obligation 5.00%, 7/1/2019	400,000	430,644

VIRGINIA — 2.4%
Arlington County, VA, General Obligation Series B, 5.00%, 8/15/2026	710,000	891,923
Fairfax County, VA, Economic Development Authority Facilities Revenue Series A, 5.00%, 10/1/2020	2,500,000	2,793,850
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2027	2,500,000	3,073,600
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	572,445
Series A, 4.00%, 10/1/2034	875,000	959,997
Series A, 4.00%, 10/1/2036	300,000	327,540
Series A, 5.00%, 10/1/2025	175,000	213,894
Series A, 5.00%, 10/1/2027	545,000	628,570
Series A, 5.00%, 10/1/2030	225,000	257,499
Series A, 5.00%, 10/1/2032	100,000	119,941
Series B, 5.00%, 10/1/2022	220,000	259,846
Series B, 5.00%, 10/1/2025	200,000	248,416
Series C, 5.00%, 10/1/2018	1,600,000	1,679,216
Series C, 5.00%, 10/1/2020	100,000	112,092
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	660,000	785,440
Fairfax, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,606,680
Hampton Roads, VA, Sanitation District, Wastewater Revenue Series A, 3.00%, 8/1/2036	135,000	131,733
Loudoun, VA, General Obligation Series A, 5.00%, 12/1/2024	170,000	200,476
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	167,464
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022 (c)	3,000,000	3,508,980
Richmond, VA, Public Utility Revenue:
4.00%, 1/15/2036	300,000	317,781
Series A, 5.00%, 1/15/2019	100,000	105,991
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2038	1,000,000	1,196,670
Series A, 5.00%, 6/1/2043	800,000	917,144
Series A, 5.00%, 4/1/2047	2,000,000	2,368,860
Series A-1, 4.00%, 4/1/2045	1,200,000	1,267,812
Series B, 5.00%, 4/1/2044	5,000,000	5,936,200
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	460,136
Virginia, Commonwealth Transportation Board Revenue:
4.00%, 5/15/2034	800,000	855,376
5.00%, 5/15/2020	150,000	165,878
5.00%, 3/15/2022	150,000	174,065
5.00%, 3/15/2024	1,580,000	1,880,954
5.00%, 3/15/2025	2,500,000	3,066,125
5.00%, 9/15/2025	200,000	234,234
Virginia, State College Building Authority, Educational Facilities Revenue:
Series A, 5.00%, 2/1/2020	125,000	137,083
Series A, 5.00%, 2/1/2023	110,000	130,109
Series A, 5.00%, 2/1/2024	125,000	150,881
Series A, 5.00%, 2/1/2025	1,725,000	2,113,970
Series A, 5.00%, 9/1/2028	1,835,000	2,253,674
Series A, 5.00%, 2/1/2031	500,000	589,105
Series D, 5.00%, 2/1/2022	230,000	266,414
Series D, 5.00%, 2/1/2024	135,000	162,952
Virginia, State Commonwealth Transportation Board:
3.00%, 5/15/2041	300,000	277,242
5.00%, 3/15/2021	130,000	147,180
Virginia, State Public Building Authority, Public Facilities Revenue Series C, 5.00%, 8/1/2018	75,000	78,191

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2017	$200,000	$200,574
5.00%, 8/1/2025	175,000	217,031
5.00%, 8/1/2027	3,900,000	4,754,841
Series A, 5.00%, 8/1/2021	220,000	251,783
Series A, 5.00%, 8/1/2023	225,000	268,933
Series B, 5.00%, 8/1/2022	200,000	234,472
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 11/1/2032	300,000	350,477
5.00%, 11/1/2040	2,500,000	2,925,800
5.00%, 11/1/2045	160,000	186,344
Series B, 5.00%, 11/1/2023	20,000	23,071
Virginia, State Transportation Board Revenue 4.00%, 3/15/2028	2,500,000	2,729,650

		57,936,605

WASHINGTON — 4.4%
Central Puget Sound, WA, Regional Transit Authority Revenue:
5.00%, 11/1/2035	185,000	219,009
Series P-1, 5.00%, 2/1/2021	155,000	175,519
Series P-1, 5.00%, 2/1/2023	210,000	243,550
Series P-1, 5.00%, 2/1/2024	100,000	115,736
Series S-1, 5.00%, 11/1/2027	560,000	686,230
Series S-1, 5.00%, 11/1/2030	130,000	155,783
Series S-1, 5.00%, 11/1/2031	535,000	637,538
Series S-1, 5.00%, 11/1/2046	3,505,000	4,650,784
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue:
Series S-1, 5.00%, 11/1/2032	700,000	830,109
Series S-1, 5.00%, 11/1/2036	2,500,000	2,925,800
Series S-1, 5.00%, 11/1/2045	3,170,000	3,666,422
Energy Northwest, WA, Electric Revenue:
4.00%, 7/1/2044	100,000	104,741
5.00%, 7/1/2026	3,265,000	3,737,398
5.00%, 7/1/2030	195,000	214,557
5.00%, 7/1/2038	130,000	150,440
5.00%, 7/1/2040	245,000	280,657
Series A, 5.00%, 7/1/2027	175,000	215,075
Series A, 5.00%, 7/1/2028	160,000	195,035
Series A, 5.00%, 7/1/2033	510,000	610,098
Series C, 5.00%, 7/1/2026	2,020,000	2,427,858
Series C, 5.00%, 7/1/2031	2,200,000	2,602,908
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	290,000	354,160
Energy Northwest, WA, Electricity Revenue Series A, 5.00%, 7/1/2021	200,000	228,320
King County School District No 401 Highline, General Obligation:
4.00%, 12/1/2035	1,300,000	1,387,113
5.00%, 12/1/2030	700,000	845,817
King County School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	126,985
4.00%, 12/1/2030	2,500,000	2,730,775
5.00%, 12/1/2022	1,000,000	1,181,540
King County, WA, General Obligation:
5.00%, 7/1/2022	100,000	117,385
5.00%, 6/1/2023	185,000	218,060
5.00%, 7/1/2025	120,000	147,726
5.00%, 7/1/2027	360,000	434,462
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	2,270,000	2,603,508
Series A, 4.00%, 7/1/2035	3,265,000	3,465,242
Series B, 5.00%, 7/1/2039	3,495,000	3,980,071
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2039	845,000	982,625
5.25%, 12/1/2038	675,000	801,731
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2030	100,000	121,612
Pierce County, WA, Sewer Revenue:
4.00%, 8/1/2031	250,000	263,720
4.00%, 8/1/2035	250,000	260,953
4.00%, 8/1/2042	100,000	103,430
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 4/1/2033	775,000	837,240
4.00%, 9/1/2042	250,000	264,338
Seattle, WA, General Obligation:
Series A, 5.00%, 6/1/2024	200,000	243,394
Series A, 5.00%, 6/1/2025	3,410,000	4,204,769
Seattle, WA, Municipal Light & Power Revenue Series B, 5.00%, 4/1/2028	120,000	145,189
Seattle, WA, Water System Revenue:
4.00%, 8/1/2031	115,000	126,817
5.00%, 9/1/2021	125,000	143,473
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,374,065
Spokane, WA, Water & Wastewater System Revenue 5.00%, 12/1/2023	110,000	131,784
Tacoma, WA, Electric System Revenue Series A, 5.00%, 1/1/2020	1,365,000	1,490,976
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	245,000	290,840
Series A, 5.00%, 12/1/2032	360,000	425,066
University of Washington, Revenue:
5.00%, 4/1/2040	400,000	455,144
Series A, 4.00%, 12/1/2041	300,000	319,851
Series B, 5.00%, 6/1/2037	3,000,000	3,469,530
Series C, 4.00%, 7/1/2033	635,000	679,171
Washington, State General Obligation:
5.00%, 8/1/2024	350,000	425,586
5.00%, 7/1/2026	135,000	157,124
5.00%, 7/1/2027	160,000	191,866
5.00%, 8/1/2033	100,000	117,287
5.00%, 8/1/2034	300,000	350,436

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.00%, 8/1/2036	$425,000	$492,771
Series 201, 5.00%, 8/1/2040	6,020,000	6,923,662
Series A, 5.00%, 8/1/2018	1,160,000	1,209,984
Series A, 5.00%, 8/1/2027	115,000	135,922
Series A, 5.00%, 8/1/2033	2,200,000	2,559,040
Series A, 5.00%, 8/1/2034	995,000	1,153,076
Series A, 5.00%, 8/1/2035	350,000	403,456
Series A-1, 5.00%, 8/1/2024	130,000	158,075
Series A-1, 5.00%, 8/1/2040	650,000	748,072
Series B, 5.00%, 7/1/2024	400,000	485,724
Series B, 5.00%, 8/1/2028	260,000	306,974
Series B, 5.00%, 7/1/2029	500,000	599,275
Series B, 5.00%, 7/1/2031	270,000	320,190
Series C, 5.00%, 2/1/2020	220,000	241,146
Series C, 5.00%, 2/1/2032	105,000	123,892
Series C, 5.00%, 2/1/2035	1,540,000	1,793,961
Series C, 5.00%, 2/1/2039	3,000,000	3,472,470
Series D, 3.00%, 2/1/2031	605,000	598,992
Series D, 3.00%, 2/1/2032	120,000	117,770
Series D, 5.00%, 2/1/2027	120,000	143,117
Series D, 5.00%, 2/1/2031	1,115,000	1,321,721
Series D, 5.00%, 2/1/2034	115,000	132,542
Series D, 5.00%, 2/1/2038	2,000,000	2,277,760
Series E, 5.00%, 2/1/2022	825,000	956,010
Series E, 5.00%, 2/1/2031	3,925,000	4,580,671
Series E, 5.00%, 2/1/2032	300,000	348,723
Series R-2013A, 5.00%, 7/1/2018	150,000	155,994
Series R-2013A, 5.00%, 7/1/2021	1,820,000	2,078,476
Series R-2013A, 5.00%, 7/1/2023	305,000	356,740
Series R-2015-C, 5.00%, 7/1/2030	705,000	829,383
Series R-2015E, 5.00%, 7/1/2018	1,500,000	1,559,940
Series R-2015E, 5.00%, 7/1/2033	3,395,000	3,943,530
Series R-H, 5.00%, 7/1/2030	2,165,000	2,546,971

		105,120,458

WEST VIRGINIA — 0.1%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2018	100,000	103,650
Series A, 5.00%, 6/1/2022	625,000	728,019
Series A, 5.00%, 11/1/2022	980,000	1,151,970
Series A, 5.00%, 6/1/2024	140,000	169,462
Series A, 5.00%, 6/1/2025	165,000	202,503

		2,355,604

WISCONSIN — 1.6%
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	223,150
Series N2, 4.00%, 3/1/2026	125,000	145,094
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	110,000	128,478
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2028	950,000	1,160,283
5.00%, 6/1/2029	3,300,000	4,030,455
5.00%, 6/1/2030	1,750,000	2,137,363
5.00%, 6/1/2031	4,530,000	5,532,715
Wisconsin, State Department of Transportation Revenue:
5.00%, 7/1/2026	4,000,000	4,975,040
Series 1, 5.00%, 7/1/2022	315,000	338,940
Series 1, 5.00%, 7/1/2024	300,000	322,800
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2019	500,000	536,515
Series A, 5.00%, 6/1/2027	250,000	305,385
Series A, 5.00%, 6/1/2029	140,000	168,967
Series A, 5.00%, 6/1/2030	115,000	137,593
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2021	345,000	392,548
Series 1, 5.00%, 5/1/2022	340,000	396,328
Series 1, 5.00%, 11/1/2022	820,000	966,649
Series 1, 5.00%, 11/1/2027	215,000	259,395
Series 2-REF, 5.00%, 5/1/2021	350,000	398,237
Series 3, 5.00%, 11/1/2025	235,000	276,369
Series 4, 5.00%, 5/1/2025	145,000	177,016
Series 4, 5.00%, 5/1/2026	135,000	164,291
Series A, 5.00%, 5/1/2024	600,000	703,376
Series A, 5.00%, 5/1/2025	850,000	1,006,842
Series B, 4.00%, 5/1/2023	350,000	396,911
Series B, 5.00%, 5/1/2022	540,000	613,553
Series B, 5.00%, 5/1/2023	1,430,000	1,583,089
Series B, 5.00%, 5/1/2030	3,825,000	4,454,786
Series D, 4.00%, 5/1/2029	105,000	115,438
Series D, 5.00%, 5/1/2033	4,740,000	5,501,149

		37,548,755

TOTAL MUNICIPAL BONDS & NOTES (Cost $2,381,980,767)		2,413,595,501

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f) (Cost $2,583,642)	2,583,642	2,583,642

TOTAL INVESTMENTS — 100.2% (Cost $2,384,564,409)		2,416,179,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(4,331,976)

NET ASSETS — 100.0%		$2,411,847,167

(a)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(b)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.37%
Assured Guaranty Municipal Corp.	0.45%

(c)	When-issued security.
(d)	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

238

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.

ETM = Escrowed to Maturity

VRN = Variable Rate Note

COPs = Certificates of Participation

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$18,119,983	$—	$18,119,983
Alaska	—	5,428,532	—	5,428,532
Arizona	—	44,238,191	—	44,238,191
Arkansas	—	4,780,478	—	4,780,478
California	—	479,528,916	—	479,528,916
Colorado	—	38,383,634	—	38,383,634
Connecticut	—	23,337,687	—	23,337,687
Delaware	—	10,796,578	—	10,796,578
District of Columbia.	—	27,370,982	—	27,370,982
Florida	—	74,595,131	—	74,595,131
Georgia	—	57,603,125	—	57,603,125
Hawaii	—	34,221,722	—	34,221,722
Illinois	—	42,404,127	—	42,404,127
Indiana	—	13,179,387	—	13,179,387
Iowa	—	5,467,345	—	5,467,345
Kansas	—	8,715,034	—	8,715,034
Kentucky	—	6,622,020	—	6,622,020
Louisiana	—	16,059,004	—	16,059,004
Maine	—	1,578,248	—	1,578,248
Maryland	—	72,295,030	—	72,295,030
Massachusetts	—	118,182,006	—	118,182,006
Michigan.	—	24,256,617	—	24,256,617
Minnesota	—	35,057,417	—	35,057,417
Mississippi	—	7,569,721	—	7,569,721
Missouri	—	17,120,211	—	17,120,211
Nebraska	—	7,004,998	—	7,004,998
Nevada	—	23,328,491	—	23,328,491
New Jersey	—	14,463,796	—	14,463,796
New Mexico	—	8,443,645	—	8,443,645
New York	—	459,206,474	—	459,206,474
North Carolina	—	29,804,476	—	29,804,476
Ohio	—	54,032,467	—	54,032,467
Oklahoma	—	4,667,084	—	4,667,084
Oregon	—	39,905,145	—	39,905,145
Pennsylvania	—	43,343,478	—	43,343,478
Rhode Island	—	4,643,467	—	4,643,467
South Carolina	—	6,363,469	—	6,363,469
South Dakota	—	552,003	—	552,003
Tennessee	—	22,745,178	—	22,745,178
Texas	—	304,788,138	—	304,788,138
Utah	—	430,644	—	430,644
Virginia	—	57,936,605	—	57,936,605
Washington	—	105,120,458	—	105,120,458

See accompanying notes to financial statements.

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June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
West Virginia	$—	$2,355,604	$—	$2,355,604
Wisconsin	—	37,548,755	—	37,548,755
Short-Term Investment	2,583,642	—	—	2,583,642

TOTAL INVESTMENTS	$2,583,642	$2,413,595,501	$—	$2,416,179,143

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	80,051,389	77,467,747	2,583,642	$2,583,642	$10,823	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	231,285,477	231,285,477	—	—	18,095	—

TOTAL		$—				$2,583,642	$28,918	$—

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value

MUNICIPAL BONDS & NOTES — 99.6%
ALABAMA — 0.4%
Alabama, Federal Aid Highway Finance Authority 5.00%, 9/1/2022	$2,500,000	$2,930,925
Alabama, Public School & College Authority Revenue:
Series B, 5.00%, 1/1/2020	165,000	180,482
Series B, 5.00%, 1/1/2021	120,000	135,259
Series B, 5.00%, 1/1/2022	1,320,000	1,527,174
Alabama, State General Obligation:
Series A, 5.00%, 8/1/2018	4,800,000	5,004,768
Series A, 5.00%, 8/1/2019	2,855,000	3,082,801

		12,861,409

ALASKA — 0.3%
Alaska, State General Obligation:
Series A, 4.00%, 8/1/2018	145,000	149,615
Series A, 5.00%, 8/1/2018	105,000	109,456
Series B, 5.00%, 8/1/2020	750,000	831,315
Anchorage, AK, General Obligation:
Series B, 5.00%, 9/1/2019	550,000	594,523
Series B, 5.00%, 9/1/2020	9,440,000	10,518,426

		12,203,335

ARIZONA — 2.6%
Arizona Water Infrastructure Finance Authority Revenue 5.00%, 10/1/2019	125,000	135,650
Arizona, Phoenix Civic Improvement Corp., Sewer System Revenue 5.00%, 7/1/2019	170,000	182,990
Arizona, Phoenix Civic Improvement Corp., Transportation Excise Tax Revenue:
4.00%, 7/1/2018	2,200,000	2,265,912
5.00%, 7/1/2019	5,640,000	6,070,952
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	300,000
5.00%, 7/1/2020	2,860,000	3,176,059
Series B, 5.00%, 7/1/2018	175,000	181,958
Series B, 5.00%, 7/1/2019	5,030,000	5,416,405
Series B, 5.00%, 7/1/2021	210,000	240,439
Arizona, School Facilities Board Lease Revenue Series A, COPs, 5.00%, 9/1/2019	100,000	107,961
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2019	4,250,000	4,573,850
Arizona, State Transportation Board, Highway Revenue:
Series A, 3.50%, 7/1/2020	4,450,000	4,750,686
Series A, 5.00%, 7/1/2017	200,000	200,000
Series A, 5.00%, 7/1/2021	195,000	223,101
Chandler, AZ, General Obligation 3.00%, 7/1/2019	870,000	902,738
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	16,180,000	18,950,178
Maricopa County, AZ COPs, 3.00%, 7/1/2018	3,380,000	3,447,161
Maricopa County, AZ, Community College District, General Obligation:
3.00%, 7/1/2018	2,350,000	2,397,869
5.00%, 7/1/2019	500,000	538,100
5.00%, 7/1/2020	150,000	166,623
5.00%, 7/1/2021	265,000	302,967
Maricopa County, AZ, Regional Public Transportation Authority, Excise Tax Revenue:
5.25%, 7/1/2018	1,740,000	1,811,671
5.25%, 7/1/2019	1,550,000	1,674,744
Maricopa County, AZ, Unified School District No. 4 Mesa, General Obligation 4.00%, 7/1/2019	740,000	780,841
Phoenix, AZ, Civic Improvement Corp.:
5.00%, 7/1/2018	150,000	155,964
Series B, 5.00%, 7/1/2020	1,450,000	1,612,501
Phoenix, AZ, General Obligation:
4.00%, 7/1/2021	175,000	193,009
5.00%, 7/1/2019	635,000	683,127
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,000,000	6,602,760
Pima County, AZ, Regional Public Transportation Authority, Excise Tax Revenue 5.00%, 6/1/2019	1,000,000	1,073,230
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2020	175,000	194,558
5.00%, 7/1/2021	2,000,000	2,285,720
Scottsdale, AZ, General Obligation 3.00%, 7/1/2019	9,795,000	10,163,586
Scottsdale, AZ, Municipal Property Corp., Sales Tax Revenue 5.00%, 7/1/2020	105,000	116,702
State of Arizona COPs, 5.00%, 10/1/2021	6,000,000	6,871,920

		88,751,932

ARKANSAS — 0.3%
Arkansas, State General Obligation:
4.00%, 6/15/2020	7,125,000	7,712,812
5.00%, 4/1/2019	2,705,000	2,883,936
5.00%, 4/1/2020	100,000	110,425
5.00%, 6/15/2021	425,000	486,459

		11,193,632

CALIFORNIA — 18.5%
Alameda County, CA, Joint Powers Authority, Lease Revenue Series A, 5.00%, 12/1/2019	650,000	710,268
Alameda County, CA, Transportation Authority Sales Tax Revenue:
4.00%, 3/1/2019	4,000,000	4,194,160
5.00%, 3/1/2020	190,000	209,475
5.00%, 3/1/2021	220,000	250,125

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2020	$800,000	$895,968
Beverly Hills, CA, Unified School District, General Obligation:
2.00%, 8/1/2018	750,000	759,000
3.00%, 8/1/2019	2,000,000	2,080,460
3.00%, 8/1/2020	1,250,000	1,320,700
3.00%, 8/1/2021	3,000,000	3,210,120
Brea, CA, Redevelopment Successor Agency, Tax Allocation 5.00%, 8/1/2018	1,200,000	1,251,576
California Infrastructure & Economic Development Bank:
5.00%, 10/1/2020	22,800,000	25,595,736
5.00%, 10/1/2021	8,415,000	9,724,206
California Municipal Finance Authority Series A, 5.00%, 10/1/2020	195,000	218,579
California, Bay Area Toll Authority Revenue:
Series B, 1.50%, 4/1/2047 (a)	225,000	225,275
Series C, 1.88%, 4/1/2047 (a)	28,075,000	28,355,188
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2020	75,000	80,783
Series C, 2.10%, 4/1/2045 (a)	13,000,000	13,265,070
California, East Bay Municipal Utility District, Water System Revenue:
Series B, 5.00%, 6/1/2020	905,000	1,006,930
Series B, 5.00%, 6/1/2021	100,000	114,692
California, State Department of Water Resources Center Valley Project Revenue:
Series AS, 4.00%, 12/1/2018	7,575,000	7,892,673
Series AS, 5.00%, 12/1/2021	165,000	191,347
Series AW, 5.00%, 12/1/2021	2,010,000	2,330,957
California, State Department of Water Resources Power Supply Revenue:
Series N, 5.00%, 5/1/2020	170,000	188,353
Series O, 5.00%, 5/1/2021	1,990,000	2,271,446
Series O, 5.00%, 5/1/2022	510,000	597,348
California, State General Obligation:
3.00%, 9/1/2019	1,100,000	1,144,330
4.00%, 8/1/2017	250,000	250,560
4.00%, 12/1/2030 (a)	13,965,000	15,305,780
5.00%, 2/1/2018	150,000	153,563
5.00%, 8/1/2018	15,320,000	15,993,620
5.00%, 10/1/2018	2,390,000	2,510,456
5.00%, 11/1/2018	305,000	321,360
5.00%, 2/1/2019	325,000	345,296
5.00%, 8/1/2019	8,950,000	9,664,120
5.00%, 10/1/2019	750,000	814,244
5.00%, 11/1/2019	250,000	272,205
5.00%, 12/1/2019	18,980,000	20,720,846
5.00%, 2/1/2020	585,000	641,856
5.00%, 3/1/2020	120,000	132,001
5.00%, 8/1/2020	54,225,000	60,433,220
5.00%, 9/1/2020	100,000	111,721
5.00%, 10/1/2020	10,000,000	11,199,000
5.00%, 12/1/2020	240,000	270,144
5.00%, 2/1/2021	900,000	1,017,450
5.00%, 3/1/2021	315,000	356,923
5.00%, 8/1/2021	10,050,000	11,514,888
5.00%, 9/1/2021	10,030,000	11,516,647
Series B, 5.00%, 9/1/2018	6,500,000	6,806,410
Series B, 5.00%, 9/1/2019	150,000	162,410
Series B, 5.00%, 9/1/2020	20,850,000	23,293,828
Series B, 5.00%, 8/1/2021	10,000,000	11,457,600
Series B, 5.00%, 9/1/2021	13,400,000	15,386,148
California, State University Revenue:
Series A, 4.00%, 11/1/2018	1,775,000	1,846,035
Series A, 4.00%, 11/1/2019	2,895,000	3,088,762
Series A, 4.00%, 11/1/2020	2,050,000	2,239,010
Series A, 5.00%, 11/1/2018	3,225,000	3,396,247
Series A, 5.00%, 11/1/2019	4,465,000	4,865,867
Series A, 5.00%, 11/1/2020	5,770,000	6,489,345
Series A, 5.00%, 11/1/2021	4,605,000	5,326,742
Cerritos, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2017	125,000	125,278
City & County of San Francisco, CA, General Obligation:
Series A, 5.00%, 6/15/2019	100,000	107,552
Series R1, 5.00%, 6/15/2019	12,185,000	13,105,211
Series R1, 5.00%, 6/15/2021	210,000	240,719
Contra Costa, CA, Transportation Authority Revenue Series B, 5.00%, 3/1/2019	250,000	266,348
Corona-Norca, CA, Unified School District, General Obligation 3.00%, 8/1/2020	955,000	1,007,535
Fremont, CA, Union High School District, Santa Clara County, General Obligation 5.00%, 8/1/2019	2,755,000	2,978,348
Livermore Valley, CA, Unified School District, General Obligation 3.00%, 8/1/2018	5,255,000	5,371,030
Long Beach Community College District, General Obligation Series B, 4.00%, 8/1/2018	3,600,000	3,718,872
Long Beach, CA, Harbor Revenue Series C, 5.00%, 11/15/2018	5,035,000	5,306,689
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
5.00%, 6/1/2021	105,000	120,210
Series A, 5.00%, 7/1/2018	160,000	166,410
Series A, 5.00%, 7/1/2020	21,905,000	24,394,264
Los Angeles, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2019	11,125,000	12,026,904
Series C, 5.00%, 8/1/2019	200,000	216,214
Series C, 5.00%, 8/1/2020	3,000,000	3,351,180
Series I, 3.00%, 8/1/2019	2,800,000	2,912,644

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2018	$450,000	$468,072
Series A, 5.00%, 7/1/2019	130,000	140,280
Series B, 5.00%, 7/1/2017	320,000	320,000
Series B, 5.00%, 12/1/2018	10,135,000	10,684,216
Los Angeles, CA, General Obligation Series B, 5.00%, 9/1/2019	120,000	130,036
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.00%, 7/1/2020	7,000,000	7,381,150
Series A, 5.00%, 7/1/2017	425,000	425,000
Series A, 5.00%, 7/1/2018	285,000	296,446
Series A, 5.00%, 7/1/2019	3,540,000	3,813,394
Series A, 5.00%, 7/1/2020	11,475,000	12,771,790
Series A, 5.00%, 7/1/2022	24,175,000	28,390,395
Series B, 5.00%, 7/1/2019	2,500,000	2,693,075
Series C, 5.00%, 7/1/2019	7,725,000	8,321,602
Series D, 5.00%, 7/1/2019	2,500,000	2,693,075
Series D, 5.00%, 7/1/2020	250,000	278,253
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2022	1,570,000	1,842,583
Series D, 5.00%, 6/1/2020	3,510,000	3,901,049
North Orange County, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2019	150,000	159,035
Oakland, CA, General Obligation Series A, 5.00%, 1/15/2020	3,500,000	3,832,570
Oakland-Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2021	3,000,000	3,435,990
5.00%, 8/1/2022	8,600,000	10,082,296
Orange County, CA, Sanitation District Wastewater Revenue Series B, 2.00%, 12/15/2018	9,950,000	10,103,031
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
5.00%, 7/1/2020	2,250,000	2,502,157
Series D, 5.00%, 8/15/2021	2,390,000	2,744,700
Series X, 5.00%, 8/15/2019	120,000	129,778
San Diego County, CA, Water Authority Financing Corp., Revenue:
5.00%, 5/1/2019	135,000	144,711
5.00%, 5/1/2020	1,500,000	1,662,390
Series A, 4.00%, 5/1/2018	300,000	307,572
Series S1, 3.00%, 5/1/2021	3,260,000	3,471,248
Series S1, 5.00%, 5/1/2021	11,700,000	13,300,560
San Diego Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 4.00%, 9/1/2018	1,715,000	1,772,795
Series A, 5.00%, 9/1/2020	1,000,000	1,116,220
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series A, 4.00%, 5/15/2021	5,000,000	5,520,250
Series A, 5.00%, 5/15/2021	3,200,000	3,653,184
San Diego, CA, Unified School District, General Obligation:
Series E, 3.00%, 7/1/2017	425,000	425,000
Series R-3, 5.00%, 7/1/2019	3,525,000	3,799,421
San Francisco Unified School District, General Obligation:
Series F&C, 5.00%, 6/15/2019	2,335,000	2,513,674
Series F&C, 5.00%, 6/15/2020	1,035,000	1,151,199
San Francisco, CA, Bay Area Rapid Transit District Series A, 5.00%, 7/1/2020	555,000	617,199
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series C, 4.00%, 8/1/2019	250,000	265,270
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2019	1,345,000	1,465,754
San Jose Evergreen Community College District, General Obligation Series B, 5.00%, 9/1/2019	100,000	108,296
San Jose Financing Authority:
Series A, 5.00%, 6/1/2018	100,000	103,696
Series A, 5.00%, 6/1/2019	140,000	150,361
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue 5.00%, 6/15/2019	1,215,000	1,306,757
San Mateo County, CA, Transportation Authority Revenue:
Series A, 4.00%, 6/1/2019	710,000	749,213
Series A, 5.00%, 6/1/2020	750,000	832,650
Santa Rosa, CA, Wastewater Revenue Series A, 5.00%, 9/1/2021	1,250,000	1,438,000
Southern California, Metropolitan Water District Revenue:
5.00%, 8/1/2022 (b)	12,000,000	14,105,160
Series A, 5.00%, 7/1/2019	7,540,000	8,125,406
Series A, 5.00%, 7/1/2020	610,000	679,314
Series E, 5.00%, 7/1/2021	150,000	172,058
Southern California, State Public Power Authority Revenue Series A, 5.00%, 7/1/2017	350,000	350,000
Turlock, CA, Unified School District, General Obligation 5.00%, 8/1/2019	1,745,000	1,881,232
University of California, Revenue:
Series A, 5.00%, 11/1/2019	2,300,000	2,506,494
Series A, 5.00%, 11/1/2020	100,000	112,467
Series AF, 4.00%, 5/15/2019	3,630,000	3,831,356
Series AO, 5.00%, 5/15/2020	5,025,000	5,577,901
Series AO, 5.00%, 5/15/2021	160,000	183,050
Series I, 5.00%, 5/15/2019	205,000	220,096
Series I, 5.00%, 5/15/2020	8,200,000	9,097,326

		641,661,730

See accompanying notes to financial statements.

243

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
COLORADO — 0.4%
Adams & Arapahoe Joint School District No. 28J Aurora, General Obligation Series A, 5.00%, 12/1/2021	$1,200,000	$1,386,036
Colorado Springs, CO, Utilities System Revenue:
Series C-1, 5.00%, 11/15/2019	150,000	163,249
Series C-1, 5.00%, 11/15/2020	2,680,000	3,006,665
Denver, CO, City & County School District No. 1, General Obligation:
4.00%, 12/1/2020	120,000	131,170
5.00%, 12/1/2021	3,060,000	3,542,929
Series B, ETM, 4.00%, 12/1/2017	470,000	475,823
Eagle County School District No. Re50J, General Obligation:
5.00%, 12/1/2020	1,700,000	1,914,132
5.00%, 12/1/2021	1,200,000	1,386,036
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue Series A, 5.00%, 4/1/2019	570,000	608,521
University of Colorado, Revenue 5.25%, 6/1/2036	100,000	115,230

		12,729,791

CONNECTICUT — 1.5%
Connecticut, State General Obligation Series F, 5.00%, 11/15/2020	300,000	330,834
Connecticut, State Health & Educational Facility Authority Revenue:
5.00%, 7/1/2042 (a)	13,500,000	15,775,965
Series 2010A-4-REMK, 1.20%, 7/1/2049 (a)	9,100,000	9,084,439
Series A-1, VRN, 1.00%, 7/1/2042 (a)	6,345,000	6,323,871
Series A-REF, 1.38%, 7/1/2035 (a)	5,200,000	5,214,352
Series U1-REMK, 1.00%, 7/1/2033 (a)	5,660,000	5,632,605
Series U2-REMK, 1.00%, 7/1/2033 (a)	4,830,000	4,806,623
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,010,000	3,404,852
Connecticut, State Special Tax Revenue Series A, 5.00%, 8/1/2021	100,000	112,627

		50,686,168

DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 3/1/2021	305,000	346,178
Series B, 5.00%, 7/1/2018	2,040,000	2,121,518
Series B, 5.00%, 2/1/2021	360,000	407,657
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2019	1,780,000	1,915,280
5.00%, 7/1/2020	11,350,000	12,604,289
5.00%, 7/1/2021	2,235,000	2,554,292

		19,949,214

DISTRICT OF COLUMBIA — 0.5%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2020	2,525,000	2,800,200
Series A, 5.00%, 6/1/2021	1,955,000	2,230,968
Series D, 5.00%, 6/1/2019	100,000	107,382
District of Columbia, Income Tax Revenue:
Series A, 5.00%, 12/1/2018	5,275,000	5,569,661
Series A, 5.00%, 12/1/2019	1,550,000	1,689,066
Series A, 5.00%, 12/1/2020	2,810,000	3,152,961
District of Columbia, Revenue Series A, 5.00%, 12/1/2017	500,000	508,300

		16,058,538

FLORIDA — 3.2%
Broward County, FL, General Obligation 4.00%, 1/1/2018	125,000	126,894
Florida, State Board of Education, General Obligation:
Series B, 5.00%, 6/1/2019	7,260,000	7,791,650
Series B, 5.00%, 6/1/2020	180,000	199,562
Series E, 5.00%, 6/1/2019	2,575,000	2,763,567
Series E, 5.00%, 6/1/2021	165,000	188,359
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2018	475,000	493,407
Series A, 5.00%, 7/1/2019	570,000	613,554
Series B, 5.00%, 7/1/2021	13,045,000	14,875,866
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2020	355,000	394,231
Series A, 5.00%, 7/1/2020	5,395,000	5,991,201
Series A, 5.00%, 7/1/2021	12,265,000	14,001,724
Florida, State Department of Environmental Protection, Preservation Revenue:
5.00%, 7/1/2019	150,000	161,492
Series B, 5.00%, 7/1/2017	400,000	400,000
Series B, 5.00%, 7/1/2018	535,000	556,272
Florida, State Department of Management Services Series A, COPs, 5.00%, 8/1/2019	6,755,000	7,276,621
Florida, State General Obligation:
5.00%, 7/1/2019	400,000	430,564
5.00%, 7/1/2020	10,030,000	11,147,843
Series A, 5.00%, 6/1/2022	2,020,000	2,361,299
Series C, 5.00%, 6/1/2018	340,000	352,345
Series C, 5.00%, 6/1/2020	375,000	415,755
Florida, State Turnpike Authority Revenue:
Series B, 5.00%, 7/1/2018	240,000	249,566
Series C, 5.00%, 7/1/2018	10,400,000	10,814,544
Series C, 5.00%, 7/1/2019	10,000,000	10,764,100

See accompanying notes to financial statements.

244

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Jacksonville, FL, Revenue
Series B, 5.00%, 10/1/2017	$45,000	$45,436
Jacksonville, FL, Special Tax Revenue Series C, 5.00%, 10/1/2020	585,000	651,784
JEA, FL, Electric System Revenue:
Series A, 3.50%, 10/1/2019	125,000	131,323
Series A, 5.00%, 10/1/2018	100,000	104,786
Series A, 5.00%, 10/1/2019	1,965,000	2,128,311
Series D, 5.00%, 10/1/2019	145,000	156,918
JEA, FL, Water & Sewer System Revenue:
Series A, 5.00%, 10/1/2018	1,225,000	1,284,878
Series A, 5.00%, 10/1/2019	145,000	156,951
Miami-Dade County, FL, General Obligation:
Series A, 5.00%, 7/1/2019	140,000	150,640
Series A, 5.00%, 7/1/2021	3,510,000	4,008,490
Miami-Dade County, FL, Water & Sewer Revenue 5.00%, 10/1/2019	125,000	135,621
Orange County, FL, Sales Tax Revenue:
5.00%, 1/1/2019	180,000	190,429
Series C, 5.00%, 1/1/2021	3,055,000	3,441,274
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2018	100,000	104,888
Series A, 5.00%, 10/1/2021	3,070,000	3,528,412
Palm Beach County, School District Lease Revenue:
Series B, COPs, 5.00%, 8/1/2019	135,000	145,309
Series B, COPs, 5.00%, 8/1/2020	775,000	859,521
South Florida Water Management District:
COPs, 5.00%, 10/1/2019	125,000	135,331
COPs, 5.00%, 10/1/2020	2,000,000	2,229,680
State Johns River Power Park Series 23, 5.00%, 10/1/2018	125,000	131,078

		112,091,476

GEORGIA — 2.8%
City of Atlanta, GA, Water & Wastewater Revenue Series B, 5.00%, 11/1/2020	160,000	179,392
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	7,420,000	8,346,684
Georgia, State General Obligation:
Series A, 5.00%, 7/1/2018	3,000,000	3,119,880
Series A, 5.00%, 1/1/2020	2,510,000	2,748,124
Series A, 5.00%, 1/1/2021	2,575,000	2,908,102
Series A, 5.00%, 2/1/2022	2,625,000	3,051,956
Series A-1, 5.00%, 2/1/2022	5,430,000	6,313,189
Series C, 5.00%, 10/1/2020	3,025,000	3,389,755
Series C, 5.00%, 10/1/2021	10,030,000	11,563,487
Series C, 5.00%, 7/1/2022 (b)	11,700,000	13,720,824
Series J-1, 4.00%, 7/1/2017	500,000	500,000
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2019	1,000,000	1,061,480
5.00%, 2/1/2020	1,305,000	1,432,890
5.00%, 8/1/2020	250,000	278,865
5.00%, 2/1/2021	8,000,000	9,059,040
5.00%, 8/1/2021	5,000,000	5,739,500
5.00%, 2/1/2022	9,775,000	11,369,693
Richmond County, GA, Board of Education, General Obligation:
5.00%, 10/1/2019	3,515,000	3,811,209
5.00%, 10/1/2021	6,000,000	6,893,280

		95,487,350

HAWAII — 1.5%
City & County of Honolulu, HI, General Obligation:
Series B, 5.00%, 11/1/2018	150,000	157,782
Series B, 5.00%, 10/1/2019	3,000,000	3,254,910
Hawaii, State General Obligation:
4.00%, 5/1/2022	3,250,000	3,642,437
Series EA, 4.00%, 12/1/2017	125,000	126,564
Series EF, 5.00%, 11/1/2018	16,755,000	17,624,249
Series EH, 5.00%, 8/1/2018	3,000,000	3,127,650
Series EH, 5.00%, 8/1/2019	150,000	161,840
Series EH, 5.00%, 8/1/2020	305,000	339,724
Series EO, 5.00%, 8/1/2019	3,000,000	3,236,790
Series EP, 5.00%, 8/1/2019	470,000	507,097
Series EY, 5.00%, 10/1/2020	6,840,000	7,655,533
Series EZ, 5.00%, 10/1/2020	5,000,000	5,596,150
Series FB, 5.00%, 4/1/2020	285,000	314,221
Series FB, 5.00%, 4/1/2021	5,000,000	5,678,300
Honolulu County, HI, Wastewater System Revenue Series B, 5.00%, 7/1/2018	1,045,000	1,086,225
Honolulu, HI, City & County, General Obligation Series B, 5.00%, 10/1/2018	150,000	157,313

		52,666,785

ILLINOIS — 1.0%
Chicago, IL, Metropolitan Water Reclamation District, General Obligation Series D, 5.00%, 12/1/2019	2,000,000	2,170,500
Chicago, IL, Waterworks Revenue 3.00%, 11/1/2019	1,000,000	1,025,290
Illinois, State Finance Authority Revenue:
4.00%, 7/1/2018	105,000	108,104
4.00%, 1/1/2019	1,340,000	1,397,727
5.00%, 7/1/2018	110,000	114,329
5.00%, 1/1/2019	1,655,000	1,750,642
5.00%, 7/1/2019	5,495,000	5,905,861
5.00%, 1/1/2020	425,000	463,675
5.00%, 1/1/2021	215,000	241,322
5.00%, 7/1/2021	1,520,000	1,728,255
Series A, 5.00%, 10/1/2019	1,040,000	1,125,717

See accompanying notes to financial statements.

245

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Illinois, State Revenue:
Series A, 5.00%, 6/15/2021	$8,825,000	$9,738,917
Series C, 4.00%, 6/15/2021	2,625,000	2,798,329
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2019	295,000	312,349
5.00%, 6/15/2020	3,130,000	3,388,507
Illinois, State Toll Highway Authority Revenue:
Series B, 5.00%, 12/1/2017	300,000	304,857
Series B, 5.00%, 12/1/2018	500,000	526,850

		33,101,231

INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	420,387
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2024	715,000	745,888
5.00%, 2/1/2025	600,000	625,920
5.00%, 2/1/2027	1,425,000	1,610,962
Series B, 5.00%, 2/1/2019	1,000,000	1,061,800
Series B, 5.00%, 2/1/2021	2,905,000	3,288,460
Series C, 5.00%, 12/1/2021	3,510,000	4,049,276
University of Indiana, Revenue Series U, 5.00%, 8/1/2018	450,000	469,589

		12,272,282

IOWA — 0.1%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2018	140,000	146,017
5.00%, 8/1/2019	1,130,000	1,219,191
Iowa, State Revenue Series A, 5.00%, 6/1/2021	2,315,000	2,635,165

		4,000,373

KANSAS — 0.4%
Johnson County Unified School District No. 512, General Obligation Series A, 2.00%, 10/1/2020	500,000	513,460
Johnson County, Unified School District No. 233, General Obligation Series A, 5.00%, 9/1/2021	750,000	860,183
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2021	8,600,000	9,870,908
Series B, 5.00%, 9/1/2019	220,000	238,251
Series C, 5.00%, 9/1/2017	300,000	301,902
Series C, 5.00%, 9/1/2020	330,000	369,006
Kansas, State Department of Transportation, Sales Tax Revenue Series C, 5.00%, 9/1/2018	145,000	151,732

		12,305,442

KENTUCKY — 0.3%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2018	100,000	103,875
Series A, 5.00%, 7/1/2019	1,065,000	1,142,883
Series A, 5.00%, 7/1/2021	3,000,000	3,409,770
Series A, 5.00%, 7/1/2022	6,250,000	7,264,500

		11,921,028

LOUISIANA — 0.2%
Louisiana, State General Obligation:
Series C, 5.00%, 7/15/2018	2,000,000	2,080,960
Series C, 5.00%, 8/1/2019	2,530,000	2,722,660
Louisiana, State Highway Improvement Revenue:
Series A, 5.00%, 6/15/2019	1,000,000	1,069,910
Series A, 5.00%, 6/15/2020	120,000	132,589

		6,006,119

MAINE — 0.4%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2021	7,925,000	9,043,693
Series B, 5.00%, 6/1/2019	1,000,000	1,074,010
Series B, 5.00%, 6/1/2020	4,205,000	4,661,999

		14,779,702

MARYLAND — 5.5%
Anne Arundel County, MD, General Obligation:
5.00%, 10/1/2018	200,000	209,876
5.00%, 4/1/2019	6,380,000	6,812,309
5.00%, 4/1/2020	14,650,000	16,156,313
Baltimore County, MD COPs, 5.00%, 10/1/2021	1,830,000	2,098,388
Baltimore County, MD, General Obligation:
5.00%, 8/1/2018	1,045,000	1,090,144
5.00%, 8/1/2019	100,000	108,000
5.00%, 2/1/2020	500,000	548,595
5.00%, 8/1/2021	2,000,000	2,293,220
Harford County, MD, General Obligation Series B, 5.00%, 2/1/2019	965,000	1,024,637
Howard County, MD, General Obligation Series A, 5.00%, 2/15/2020	2,000,000	2,198,900
Maryland Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2021	300,000	342,354
Maryland Water Quality Financing Administration Revolving Loan Fund:
5.00%, 3/1/2018	100,000	102,655
5.00%, 3/1/2020	11,205,000	12,313,287
Maryland, State Department of Transportation:
3.00%, 6/1/2026	100,000	105,149
4.00%, 9/1/2021	5,000,000	5,548,250
5.00%, 2/1/2019	1,800,000	1,911,240
5.00%, 6/1/2019	860,000	923,313
5.00%, 12/1/2019	110,000	120,117
5.00%, 2/1/2020	240,000	263,455
5.00%, 6/1/2020	155,000	171,940

See accompanying notes to financial statements.

246

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.00%, 12/15/2020	$16,325,000	$18,410,355
5.00%, 2/1/2021	1,615,000	1,828,180
5.00%, 5/1/2022	9,705,000	11,347,377
Maryland, State Economic Development Corp. Lease Revenue 5.00%, 6/1/2018	150,000	155,489
Maryland, State General Obligation:
4.00%, 8/15/2018	105,000	108,546
4.50%, 8/1/2019	2,040,000	2,181,943
5.00%, 8/1/2018	2,615,000	2,727,968
5.00%, 8/1/2020	4,215,000	4,698,924
5.00%, 6/1/2021	16,355,000	18,677,083
5.00%, 8/1/2021	115,000	131,910
5.00%, 6/1/2022	11,500,000	13,478,690
Series A, 4.00%, 8/1/2019	625,000	662,112
Series A, 5.00%, 3/1/2019	2,200,000	2,342,736
Series A, 5.00%, 8/1/2019	760,000	820,640
Series A, 5.00%, 3/1/2020	1,000,000	1,100,290
Series A, 5.00%, 8/1/2020	135,000	150,499
Series A, 5.00%, 3/1/2021	12,935,000	14,671,394
Series A, 5.00%, 8/1/2021	1,425,000	1,634,532
Series A, 5.00%, 3/1/2022	5,075,000	5,915,014
Series A, 5.00%, 3/1/2024	100,000	113,501
Series B, 5.00%, 8/1/2020	150,000	167,221
Series B, 4.50%, 8/1/2019	3,170,000	3,390,569
Series B, 4.50%, 8/1/2021	185,000	208,547
Series C, 5.00%, 8/1/2019	485,000	523,698
Series C, 5.00%, 8/1/2022	2,500,000	2,941,600
Series E -REF, 5.00%, 8/1/2019	115,000	124,176
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2017	315,000	319,158
Series A, 5.00%, 11/1/2019	11,650,000	12,687,549
Series A, 5.00%, 11/1/2021	2,280,000	2,635,270
Series B, 5.00%, 11/1/2020	4,800,000	5,395,104
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/1/2020	1,070,000	1,196,474
Series B, 3.00%, 3/1/2018	150,000	152,055
Series B, 4.00%, 3/1/2019	350,000	366,989
Series B, 4.00%, 7/15/2020	840,000	909,661
University System of Maryland, Revenue Series A, 5.00%, 4/1/2018	200,000	206,000
Washington, MD, Suburban Sanitary Commission, General Obligation:
5.00%, 6/1/2020	2,585,000	2,868,290
5.00%, 6/1/2022	500,000	586,030

		190,177,716

MASSACHUSETTS — 3.5%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2020	150,000	164,961
Series A, 5.00%, 4/1/2020	1,500,000	1,654,230
Series A, 5.00%, 4/1/2022	1,685,000	1,965,367
Massachusetts, Bay Transportation Authority, Sales Tax Revenue Series A, 4.00%, 7/1/2018	440,000	453,270
Massachusetts, Development Finance Agency Revenue Series A, 5.00%, 7/15/2021	3,700,000	4,242,975
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 8/1/2018	285,000	297,375
5.00%, 8/1/2020	535,000	596,771
5.00%, 2/1/2022	1,050,000	1,220,278
5.00%, 8/1/2022	1,500,000	1,763,355
Series 12B, 5.00%, 8/1/2021	5,000,000	5,737,350
Series 16B, 5.00%, 8/1/2018	100,000	104,342
Series 17A, 5.00%, 2/1/2020	3,840,000	4,216,320
Massachusetts, State Federal Highway Revenue Series A, 5.00%, 6/15/2021	7,200,000	7,999,266
Massachusetts, State General Obligation:
5.00%, 7/1/2022	2,865,000	3,361,562
Series A, 5.00%, 12/1/2017	450,000	457,488
Series A, 5.00%, 12/1/2018	7,000,000	7,391,020
Series A, 5.00%, 12/1/2019	370,000	403,844
Series A, 5.00%, 3/1/2021	10,135,000	11,480,016
Series A, 5.00%, 7/1/2021	5,000,000	5,714,300
Series A, 5.00%, 3/1/2022	1,555,000	1,806,288
Series C, 5.00%, 8/1/2019	10,000,000	10,795,700
Series C, 5.00%, 10/1/2021	10,000,000	11,506,600
Series D-1-R, VRN, 1.05%, 8/1/2043 (a)	750,000	742,762
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2021	10,395,000	11,919,739
Series B, 4.00%, 8/15/2020	125,000	135,566
Series B, 5.00%, 8/15/2019	1,860,000	2,009,116
Series B, 5.00%, 8/15/2020	3,540,000	3,946,888
Series C, 2.00%, 8/15/2018	760,000	768,945
Massachusetts, State Transportation Fund Revenue:
Series A, 5.00%, 6/1/2020	165,000	182,883
Series A, 5.00%, 6/1/2021	2,290,000	2,613,256
Massachusetts, State Water Resources Authority Revenue Series C, 4.00%, 8/1/2022	8,430,000	9,476,922
University of Massachusetts, Building Authority Revenue
Series 2, 5.00%, 11/1/2021	6,055,000	6,973,665

		122,102,420

MICHIGAN — 1.4%
Chippewa Valley Schools, General Obligation 5.00%, 5/1/2020	1,525,000	1,678,445
Michigan, State Building Authority Revenue:
Series I, 5.00%, 10/15/2018	1,000,000	1,049,620
Series I, 5.00%, 4/15/2019	270,000	288,209
Series I, 5.00%, 4/15/2020	4,665,000	5,137,891
Series I, 5.00%, 10/15/2021	1,500,000	1,715,235

See accompanying notes to financial statements.

247

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2018	$2,745,000	$2,880,548
5.00%, 1/1/2019	275,000	291,060
5.00%, 10/1/2019	240,000	260,503
5.00%, 10/1/2021	4,575,000	5,262,211
Series A, 4.00%, 1/1/2018	490,000	497,399
Series A, 5.00%, 1/1/2018	150,000	152,991
Series A, 5.00%, 7/1/2018	775,000	805,892
Series A, 5.00%, 7/1/2019	6,310,000	6,794,734
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2018	200,000	210,942
Series A, 5.00%, 12/1/2020	4,625,000	5,204,281
Series A, 5.00%, 12/1/2021	3,000,000	3,467,880
Michigan, State Trunk Line Revenue:
5.00%, 11/15/2018	145,000	152,865
5.00%, 11/15/2019	4,035,000	4,391,412
University of Michigan, Revenue:
5.00%, 4/1/2020	1,345,000	1,484,060
Series A, 4.00%, 4/1/2019	1,500,000	1,576,170
Series A, 5.00%, 4/1/2020	1,715,000	1,892,314
Series A, 5.00%, 4/1/2021	1,020,000	1,158,373
Series A, 5.00%, 4/1/2022	1,270,000	1,479,410

		47,832,445

MINNESOTA — 2.0%
Minnesota, State General Fund Revenue 5.00%, 3/1/2021	410,000	463,940
Minnesota, State General Obligation:
5.00%, 8/1/2019	370,000	399,441
5.00%, 8/1/2022	13,070,000	15,350,715
ETM, 5.00%, 8/1/2017	40,000	40,114
Series A, 5.00%, 8/1/2019	175,000	188,925
Series A, 5.00%, 8/1/2020	1,100,000	1,225,939
Series B, 4.00%, 8/1/2018	100,000	103,248
Series B, 5.00%, 8/1/2019	1,175,000	1,268,495
Series D, 5.00%, 10/1/2018	10,665,000	11,191,638
Series D, 5.00%, 10/1/2019	330,000	358,192
Series D, 5.00%, 8/1/2020	345,000	384,499
Series E, 3.00%, 8/1/2021	125,000	133,395
Series F, 5.00%, 10/1/2020	600,000	671,940
Minnesota, State Public Facilities Authority:
Series A, 5.00%, 3/1/2022	5,085,000	5,919,194
Series B, 3.00%, 3/1/2021	6,320,000	6,716,011
Minnesota, State Revenue, General Obligation:
Series A, 5.00%, 6/1/2020	155,000	171,799
Series D, 5.00%, 8/1/2021	10,290,000	11,794,192
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2020	5,000,000	5,483,300
Shakopee, MN, Independent School District No. 720 Series A, 5.00%, 2/1/2021	4,795,000	5,402,862
State of Minnesota Series A, 5.00%, 8/1/2019	350,000	377,849
Western Minnesota Municipal Power Agency Series A, 4.00%, 1/1/2019	150,000	156,553

		67,802,241

MISSISSIPPI — 0.1%
Mississippi, State Development Bank Revenue Series C, 5.00%, 1/1/2019	880,000	929,641
Mississippi, State Development Bank Special Obligation Revenue 5.00%, 1/1/2018	500,000	509,700
Mississippi, State General Obligation Series F, 4.00%, 11/1/2018	2,525,000	2,624,359

		4,063,700

MISSOURI — 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2019	265,000	286,902
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bond Series A, 5.00%, 10/1/2018	1,395,000	1,463,718
Jackson County, MO, State Revenue 5.00%, 12/1/2017	400,000	406,524
Missouri, State Board of Public Buildings, Special Obligation Series A, 4.00%, 10/1/2017	135,000	135,987
Missouri, State Environmental Improvement & Energy Resources Authority Series A, 5.00%, 1/1/2021	100,000	112,899
Missouri, State Highways & Transportation Commission Revenue:
Series A, 5.00%, 5/1/2018	175,000	180,784
Series A, 5.00%, 5/1/2021	10,055,000	11,464,912
Series B, 5.00%, 5/1/2019	9,155,000	9,797,955
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2020	14,795,000	16,479,411
University of Missouri, Revenue Series A, 5.00%, 11/1/2019	670,000	729,181

		41,058,273

NEBRASKA — 0.6%
Central Plains Energy Project, NE, Gas Supply Revenue 5.00%, 8/1/2039 (a)	13,765,000	14,867,026
Omaha, NE, State Public Power District Electric Revenue:
Series B, 5.00%, 2/1/2019	475,000	503,970
Series B, 5.00%, 2/1/2020	1,100,000	1,205,149
Series B, 5.00%, 2/1/2021	4,865,000	5,492,634

		22,068,779

See accompanying notes to financial statements.

248

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
NEVADA — 1.0%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	$415,000	$478,341
Series A, 5.00%, 11/1/2017	500,000	506,565
Series A, 5.00%, 7/1/2018	130,000	135,156
Clark County, NV, Revenue 5.00%, 7/1/2020	185,000	205,502
Clark County, NV, Water Reclamation District, General Obligation 5.00%, 7/1/2021	8,420,000	9,629,870
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 3.00%, 6/1/2018	90,000	91,662
Series A, 5.00%, 6/1/2020	2,605,000	2,885,741
Series A, 5.00%, 6/1/2021	4,385,000	4,996,795
Nevada, State General Obligation:
Series D, 5.00%, 3/1/2020	500,000	549,180
Series D, 5.00%, 4/1/2020	11,980,000	13,194,772
Nevada, State Highway Improvement Revenue:
4.00%, 12/1/2018	435,000	452,944
5.00%, 12/1/2020	425,000	478,988
Nevada, State Unemployment Compensation Fund, Special Revenue 5.00%, 12/1/2017	460,000	467,636

		34,073,152

NEW JERSEY — 0.5%
Bergen County, NJ, General Obligation:
3.00%, 10/15/2018	125,000	128,159
4.00%, 10/15/2019	7,050,000	7,509,660
5.00%, 10/15/2020	125,000	140,208
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2020	105,000	116,866
Series B, 5.00%, 7/1/2022	4,725,000	5,548,898
New Jersey, Environmental Infrastructure Trust Revenue Series A-R, 4.00%, 9/1/2018	1,565,000	1,619,587
Rutgers, NJ, State University Revenue:
Series J, 5.00%, 5/1/2019	590,000	630,887
Series J, 5.00%, 5/1/2020	165,000	181,652
Series J, 5.00%, 5/1/2021	125,000	141,527

		16,017,444

NEW MEXICO — 0.6%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2019	1,010,000	1,086,962
5.00%, 7/1/2021	270,000	308,459
Series A, 5.00%, 7/1/2018	125,000	129,944
Series A, 5.00%, 7/1/2019	1,475,000	1,587,395
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series B, 5.00%, 8/1/2017	100,000	100,287
Series B, 5.00%, 8/1/2019	3,910,000	4,215,254
New Mexico, State Finance Authority Revenue Series D, 5.00%, 6/1/2019	150,000	160,954
New Mexico, State General Obligation 5.00%, 3/1/2022	1,090,000	1,268,280
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2018	8,270,000	8,600,469
Series A, 5.00%, 7/1/2021	1,000,000	1,142,440
Series A, 5.00%, 7/1/2022	135,000	145,260
Series B, 4.00%, 7/1/2019	515,000	543,845

		19,289,549

NEW YORK — 16.5%
Battery Park City Authority Revenue Series A, 5.00%, 11/1/2020	975,000	1,097,577
Erie County, NY, Industrial Development Agency School Facility Revenue:
5.00%, 5/1/2019	100,000	107,117
Series A, 5.00%, 5/1/2021	3,275,000	3,726,360
Metropolitan Transportation Authority Revenue:
5.00%, 11/15/2021	1,385,000	1,591,268
Series A, 4.00%, 11/15/2018	340,000	353,960
Series A, 5.00%, 11/15/2019	120,000	130,864
Nassau County, NY, Interim Finance Authority Revenue Series A, 5.00%, 11/15/2020	1,165,000	1,311,918
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A, 5.00%, 10/1/2019	2,500,000	2,713,000
New York City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2021	6,915,000	7,973,617
Series A-1, 3.00%, 8/1/2018	100,000	102,165
Series A-1, 4.00%, 8/1/2019	1,200,000	1,270,500
Series A-1, 5.00%, 8/1/2017	250,000	250,720
Series A-1, 5.00%, 8/1/2019	1,275,000	1,375,903
Series A-1, 5.00%, 8/1/2020	1,125,000	1,253,801
Series B, 5.00%, 11/1/2018	195,000	205,197
Series B, 5.00%, 11/1/2019	360,000	391,712
Series B, 5.00%, 11/1/2020	130,000	145,981
Series B, 5.00%, 11/1/2021	180,000	207,556
Series C, 5.00%, 11/1/2018	440,000	463,008
Series C, 5.00%, 11/1/2019	15,300,000	16,647,777
Series C, 5.00%, 11/1/2020	8,305,000	9,325,933
Series D-1, 5.00%, 2/1/2019	1,885,000	2,000,287
Series E, 5.00%, 11/1/2019	150,000	163,214
Series E-1, 5.00%, 2/1/2020	400,000	438,876
Series F-1, 5.00%, 2/1/2019	1,910,000	2,026,816
Series F-1, 5.00%, 2/1/2021	4,165,000	4,706,991
Series H, 5.00%, 11/1/2018	5,000,000	5,261,450
Series I, 5.00%, 5/1/2021	145,000	164,984
New York City Water & Sewer System Revenue 4.00%, 6/15/2021	100,000	110,503

See accompanying notes to financial statements.

249

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
New York State, Thruway Authority, Highway & Bridge Trust Fund Revenue:
Series A, 4.00%, 4/1/2020	$115,000	$123,737
Series A, 5.00%, 4/1/2020	125,000	137,853
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1, 4.00%, 7/15/2017	150,000	150,119
Series S-1, 5.00%, 7/15/2018	325,000	338,429
Series S-1, 5.00%, 7/15/2021	1,015,000	1,160,521
Series S-2, 5.00%, 7/15/2020	1,500,000	1,668,360
New York, NY, General Obligation:
Series 1, 5.00%, 8/1/2018	675,000	703,795
Series 1 REMK 06/18/15, 5.00%, 8/1/2020	10,190,000	11,343,610
Series A, 5.00%, 8/1/2017	500,000	501,455
Series A, 5.00%, 8/1/2018	15,920,000	16,599,147
Series A, 5.00%, 8/1/2019	6,395,000	6,898,414
Series A, 5.00%, 8/1/2020	890,000	990,757
Series A, 5.00%, 8/1/2021	640,000	731,917
Series A, 5.00%, 8/1/2022	8,225,000	9,620,700
Series A-1, 3.00%, 8/1/2020	5,345,000	5,629,087
Series A-1, 4.00%, 8/1/2020	10,525,000	11,400,469
Series A-1, 5.00%, 10/1/2020	5,620,000	6,286,251
Series A-1, 5.00%, 8/1/2021	3,150,000	3,602,403
Series B, 4.00%, 8/1/2017	350,000	350,777
Series B, 4.00%, 8/1/2019	1,210,000	1,280,567
Series B, 5.00%, 8/1/2018	10,000,000	10,426,600
Series B, 5.00%, 8/1/2019	3,575,000	3,856,424
Series C, 5.00%, 8/1/2018	280,000	291,945
Series C, 5.00%, 8/1/2022	2,210,000	2,585,015
Series D, 5.00%, 8/1/2018	3,065,000	3,195,753
Series D, 5.00%, 8/1/2019	190,000	204,957
Series D-1, 5.00%, 10/1/2017	365,000	368,584
Series E, 5.00%, 8/1/2018	12,000,000	12,511,919
Series E, 5.00%, 8/1/2021	11,100,000	12,694,182
Series G, 5.00%, 8/1/2019	2,795,000	3,015,022
Series G-1, 5.00%, 4/1/2019	1,185,000	1,265,082
Series H, 5.00%, 8/1/2021	2,305,000	2,636,044
Series I, 5.00%, 8/1/2018	2,240,000	2,335,558
Series I, 5.00%, 8/1/2020	765,000	851,606
Series I, 5.00%, 3/1/2021	5,360,000	6,063,125
Series I, 5.00%, 8/1/2021	9,030,000	10,326,889
Series J, 5.00%, 8/1/2019	15,015,000	16,196,981
Series J, 5.00%, 8/1/2020	4,045,000	4,502,934
Series J, 5.00%, 8/1/2021	225,000	257,314
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue:
3.00%, 12/1/2018	235,000	241,463
4.00%, 12/1/2018	1,030,000	1,072,632
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 5.00%, 10/15/2018	15,540,000	16,337,513
New York, State Convention Center Development Corp., Revenue 5.00%, 11/15/2018	130,000	136,924
New York, State Dormitory Authority Revenue:
5.00%, 5/15/2020	175,000	193,629
5.00%, 6/15/2020	6,125,000	6,788,215
Series A, 4.00%, 10/1/2017 (c)	380,000	382,812
Series A, 5.00%, 3/15/2018	520,000	534,919
Series A, 5.00%, 12/15/2018	195,000	206,367
Series A, 5.00%, 2/15/2019	205,000	218,083
Series A, 5.00%, 12/15/2019	355,000	387,990
Series A, 5.00%, 3/15/2020	255,000	281,229
Series A, 5.00%, 2/15/2021	505,000	569,887
Series A, 5.00%, 7/1/2021	2,590,000	2,953,506
Series A, 5.00%, 12/15/2021	1,800,000	2,075,580
Series A, 5.00%, 2/15/2022	7,740,000	8,956,728
Series A, 5.00%, 7/1/2022	1,895,000	2,220,447
Series B, 5.00%, 3/15/2021	100,000	113,099
Series B, 5.00%, 10/1/2019	4,275,000	4,645,172
Series B, 5.00%, 10/1/2020	2,790,000	3,129,264
Series C, 5.00%, 3/15/2020	2,090,000	2,298,540
Series E, 5.00%, 2/15/2018	415,000	425,499
Series E, 5.00%, 3/15/2020	1,045,000	1,149,270
Series E, 5.00%, 2/15/2022	5,100,000	5,901,720
Series F, 5.00%, 10/1/2017 (c)	305,000	307,974
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series A, 4.00%, 7/1/2020	3,765,000	4,075,612
Series A, 5.00%, 7/1/2020	1,325,000	1,473,082
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 12/15/2020	485,000	545,552
Series A, 5.00%, 2/15/2022	10,000,000	11,565,600
Series B, 5.00%, 3/15/2020	215,000	236,453
Series C, 5.00%, 3/15/2019	855,000	912,217
Series D, 5.00%, 2/15/2020	615,000	674,661
Series D, 5.00%, 2/15/2021	5,110,000	5,766,584
Series D, 5.00%, 2/15/2022	12,785,000	14,794,802
Series E, 5.00%, 3/15/2021	230,000	260,128
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 3.00%, 3/15/2019	3,020,000	3,121,049
Series A, 5.00%, 3/15/2019	5,375,000	5,734,695
Series A, 5.00%, 3/15/2020	7,510,000	8,282,479
Series A, 5.00%, 3/15/2021	22,265,000	25,276,341
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2018	400,000	411,476
Series A, 5.00%, 3/15/2020	5,270,000	5,795,841
Series A, ETM, 5.00%, 2/15/2018	5,000	5,123
Series B, 5.00%, 3/15/2019	955,000	1,018,909
Series D, 4.00%, 2/15/2019	280,000	293,412
Series E, 5.00%, 2/15/2019	3,165,000	3,366,990
Series E, 5.00%, 8/15/2019	495,000	535,120
Series E, 5.00%, 2/15/2020	4,875,000	5,347,924
Series E, ETM, 5.00%, 2/15/2018	5,000	5,123
New York, State Environmental Facilities Corp.:
5.00%, 6/15/2020	430,000	477,747
5.00%, 6/15/2021	3,085,000	3,531,122

See accompanying notes to financial statements.

250

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2021	$375,000	$429,229
Series A, 5.00%, 6/15/2020	1,295,000	1,438,797
Series A, 5.00%, 6/15/2022	5,800,000	6,811,694
New York, State General Obligation:
Series C, 5.00%, 4/15/2019	2,530,000	2,708,036
Series C, 5.00%, 4/15/2020	8,485,000	9,394,253
Series E, 5.00%, 12/15/2019	325,000	355,615
New York, State Thruway Authority, Personal Income Tax Revenue:
Series A, 5.00%, 3/15/2019	280,000	298,738
Series A, 5.00%, 3/15/2020	2,055,000	2,260,048
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2019	2,900,000	3,094,068
5.00%, 3/15/2020	1,160,000	1,275,745
5.00%, 3/15/2022	14,370,000	16,661,296
Series A, 5.00%, 3/15/2020	15,000,000	16,496,700
Series A, 5.00%, 3/15/2022	10,410,000	12,069,874
Series A-, 5.00%, 3/15/2021	10,030,000	11,343,830
Series A-1, 5.00%, 3/15/2020	300,000	329,934
Series A-1, 5.00%, 3/15/2022	4,315,000	5,003,027
Series C, 5.00%, 3/15/2019	15,000,000	16,003,800
Series D, 5.00%, 3/15/2020	7,410,000	8,149,370
Series D, 5.00%, 3/15/2021	6,050,000	6,842,489
Series D, 5.00%, 3/15/2022	1,255,000	1,455,110
Series E, 5.00%, 3/15/2020	125,000	137,473
Port Authority of New York & New Jersey:
Series 179, 5.00%, 12/1/2018	115,000	121,258
Series 189, 5.00%, 5/1/2019	10,995,000	11,765,200
Series 189, 5.00%, 5/1/2020	3,380,000	3,736,962
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series B, 4.00%, 11/15/2020	2,345,000	2,559,661
Series B, 5.00%, 11/15/2018	250,000	263,560
Series B, 5.00%, 11/15/2020	18,780,000	21,115,293
Series B, 5.00%, 11/15/2021	1,200,000	1,385,868
Utility Debt Securitization Authority Revenue Series B, 5.00%, 6/15/2020	495,000	513,889
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2021	3,000,000	3,394,680

		571,075,358

NORTH CAROLINA — 2.2%
Buncombe County, NC, Revenue Series A, 5.00%, 6/1/2019	745,000	799,996
Charlotte, NC Series C COPs, 5.00%, 12/1/2018	1,000,000	1,055,140
Charlotte, NC, General Obligation Series B, 5.00%, 7/1/2017	200,000	200,000
Guilford County, NC, General Obligation Series A, 5.00%, 2/1/2021	4,035,000	4,569,153
North Carolina, Municipal Power Agency No. 1 Series A, ETM, 4.00%, 1/1/2019	355,000	370,347
North Carolina, Revenue:
Series B, 5.00%, 11/1/2020	150,000	168,284
Series C, 5.00%, 5/1/2020	150,000	165,753
North Carolina, State Eastern Municipal Power Agency, Revenue Series B, 5.00%, 1/1/2021	320,000	360,928
North Carolina, State General Obligation:
5.00%, 6/1/2022	3,980,000	4,664,799
Series A, 5.00%, 6/1/2019	3,250,000	3,490,533
Series B, 5.00%, 6/1/2020	2,265,000	2,513,901
Series C, 3.75%, 5/1/2019	125,000	131,065
Series C, 5.00%, 5/1/2019	285,000	305,178
Series D, 3.00%, 6/1/2019	6,185,000	6,410,381
Series D, 4.00%, 6/1/2021	10,000,000	11,052,300
Series E, 5.00%, 5/1/2019	14,655,000	15,695,358
Series E, 5.00%, 5/1/2020	18,225,000	20,176,533
Wake County, NC, Revenue Series A, 5.00%, 12/1/2021	3,340,000	3,860,906

		75,990,555

OHIO — 2.5%
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2020	275,000	305,734
Series 2012-3, 5.00%, 8/15/2018	320,000	334,144
Series A, 5.00%, 7/1/2017	110,000	110,000
Series A, 5.00%, 2/15/2018	500,000	512,465
Cuyahoga County, OH COPs, 5.00%, 12/1/2017	400,000	406,428
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2017	190,000	193,154
Series A, 5.00%, 12/1/2019	1,660,000	1,810,180
Ohio Water Development Authority Revenue:
Series A, 5.00%, 6/1/2019	110,000	118,033
Series A, 5.00%, 12/1/2019	1,500,000	1,637,955
Ohio Water Development Authority Water Pollution Control Loan Fund Series B, 5.00%, 12/1/2020	220,000	247,711
Ohio, State General Obligation: 5.00%, 9/1/2020	6,380,000	7,125,694
Series 2016-1 GARVEE, 5.00%, 12/15/2021	2,500,000	2,881,575
Series A, 4.00%, 5/1/2021	10,290,000	11,325,894
Series A, 5.00%, 9/15/2019	3,075,000	3,332,531
Series A, 5.00%, 9/15/2020	780,000	872,266
Series A, 5.00%, 2/1/2021	100,000	113,013
Series A, 5.00%, 9/15/2021	7,575,000	8,704,584
Series A, 5.00%, 3/15/2022	5,520,000	6,421,968
Series B, 5.00%, 8/1/2019	140,000	151,110
Series B, 5.00%, 9/15/2019	20,000	21,675
Series B, 5.00%, 8/1/2021	2,150,000	2,462,459
Series C, 2.00%, 11/1/2018	6,765,000	6,851,660
Series C, 3.00%, 11/1/2020	11,385,000	12,042,142
Series C, 4.00%, 11/1/2021	1,575,000	1,750,235
Series C, 5.00%, 9/15/2020	5,085,000	5,686,505
Series R, 5.00%, 5/1/2019	2,075,000	2,219,960
Series S, 5.00%, 5/1/2021	2,260,000	2,571,473

See accompanying notes to financial statements.

251

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Ohio, State Higher Education Authority General Obligation Series C, 5.00%, 8/1/2018	$100,000	$104,255
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2020	160,000	179,803
Series 1, 4.00%, 12/15/2019	125,000	133,428
Series 1, 5.00%, 12/15/2020	1,560,000	1,753,081
Series 1A-GARVEE, 5.00%, 12/15/2019	2,755,000	3,006,835
Ohio, State Water Development Authority, Water Pollution Control Revenue Series B, 5.00%, 12/1/2018	425,000	448,435

		85,836,385

OKLAHOMA — 0.0% (d)
Oklahoma City, Water Utilities Trust, Water & Sewer Revenue:
5.00%, 7/1/2018	1,180,000	1,227,035
5.00%, 7/1/2019	150,000	161,368

		1,388,403

OREGON — 1.1%
Deschutes County, OR, State Administrative School District No. 1 Bend-La Pine General Obligation Series B, 4.00%, 6/15/2019	125,000	131,969
Metro/OR, General Obligation Series A, 5.00%, 6/1/2020	125,000	138,548
Oregon, State Department of Authority Services Lottery Revenue:
Series B, 5.00%, 4/1/2019	375,000	400,342
Series D, 5.00%, 4/1/2020	720,000	793,411
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2018	1,020,000	1,075,182
Oregon, State General Obligation:
Series D, 4.00%, 5/1/2021	6,085,000	6,711,938
Series F, 5.00%, 5/1/2020	1,185,000	1,311,534
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 8/1/2018	155,000	161,612
Series A, 5.00%, 6/1/2019	100,000	107,362
Series A, 5.00%, 10/1/2019	1,245,000	1,351,933
Series A, 5.00%, 4/1/2020	9,205,000	10,161,952
Series A, 5.00%, 6/1/2021	9,290,000	10,612,896
Series B, 5.00%, 6/15/2022	4,000,000	4,681,040
Washington County, OR, School District No. 48J Beaverton, General Obligation Series B, 4.00%, 6/15/2019	1,300,000	1,372,475

		39,012,194

PENNSYLVANIA — 2.5%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
5.00%, 1/1/2020	300,000	323,292
5.00%, 7/1/2020	1,675,000	1,803,322
Series A, 4.00%, 1/1/2018	145,000	147,197
Series A, 4.00%, 1/1/2019	1,035,000	1,079,743
Series A, 5.00%, 7/1/2018	18,395,000	19,120,683
Series A, 5.00%, 7/1/2019	7,330,000	7,887,080
Pennsylvania, State General Obligation:
5.00%, 11/15/2017	510,000	517,441
5.00%, 3/15/2018	315,000	323,637
5.00%, 6/15/2018	1,500,000	1,555,650
5.00%, 7/1/2018	5,495,000	5,707,931
5.00%, 10/15/2018	105,000	110,196
5.00%, 11/15/2018	150,000	157,884
5.00%, 3/15/2019	8,500,000	9,046,550
5.00%, 10/15/2019	5,650,000	6,127,651
5.00%, 7/1/2021	10,100,000	11,450,269
5.00%, 9/15/2021	15,000,000	17,092,050
Series REF, 5.00%, 7/1/2019	275,000	295,449
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series AN, 5.00%, 6/15/2018	275,000	285,255
Series AQ, 5.00%, 6/15/2019	2,460,000	2,638,375
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,375,000	1,578,802

		87,248,457

RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
5.00%, 9/1/2021	2,880,000	3,306,874
Series A, 4.00%, 5/15/2021	3,070,000	3,333,774
Rhode Island, State & Providence Plantations, General Obligation Series C, 5.00%, 8/1/2018	1,000,000	1,042,220
Rhode Island, State General Obligation:
5.00%, 11/1/2018	115,000	120,919
5.00%, 8/1/2019	260,000	280,189
Series C, 5.00%, 8/1/2017	550,000	551,551

		8,635,527

SOUTH CAROLINA — 0.7%
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2020	8,175,000	8,988,086
Series A, 5.00%, 3/1/2021	200,000	226,618
Charleston Educational Excellence Finance Corp. 5.00%, 12/1/2019	100,000	108,749
Florence County, SC, General Obligation 4.00%, 6/1/2019	2,880,000	3,037,363
Horry County, SC, School District, General Obligation 5.00%, 3/1/2021	7,675,000	8,672,980
South Carolina, State General Obligation Series A, 5.00%, 10/1/2019	2,695,000	2,925,854

		23,959,650

See accompanying notes to financial statements.

252

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
TENNESSEE — 0.7%
Knoxville, TN, General Obligation 5.00%, 5/1/2021	$2,710,000	$3,084,576
Memphis, TN, General Obligation Series A, 5.00%, 11/1/2018	3,150,000	3,310,430
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2020	5,000,000	5,546,350
Series A, 5.00%, 1/1/2021	165,000	185,802
Series C, 5.00%, 7/1/2018	1,940,000	2,017,134
Series C, 5.00%, 7/1/2021	120,000	136,942
Shelby County, TN, General Obligation Series A, 4.00%, 3/1/2018	240,000	244,829
Tennessee, State General Obligation Series A, 5.00%, 8/1/2021	2,575,000	2,952,521
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2018	300,000	315,726
5.00%, 11/1/2019	3,150,000	3,426,727
Series B, 5.00%, 11/1/2019	165,000	179,495
Series B, 5.00%, 11/1/2020	3,025,000	3,394,776

		24,795,308

TEXAS — 11.6%
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (c)	1,860,000	2,097,596
Alvin, TX, Independent School District, General Obligation:
Series B, 3.00%, 2/15/2033 (a) (c)	1,050,000	1,082,959
Series C, 3.00%, 2/15/2020 (c)	3,750,000	3,916,875
Series C, 5.00%, 2/15/2021 (c)	2,400,000	2,708,376
Austin, TX, General Obligation:
5.00%, 9/1/2020	2,855,000	3,187,750
5.00%, 9/1/2021	1,350,000	1,548,909
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2020 (c)	4,000,000	4,452,840
5.00%, 8/1/2022 (c)	4,500,000	5,266,035
Series B, 5.00%, 8/1/2019	3,635,000	3,916,458
Austin, TX, Water & Wastewater System Revenue Series A, 5.00%, 11/15/2020	1,610,000	1,806,243
Comal, TX, Independent School District, General Obligation Series A, 5.00%, 2/1/2021 (c)	1,835,000	2,067,623
County of Dallas, TX, General Obligation:
5.00%, 8/15/2019	560,000	606,732
5.00%, 8/15/2021	5,025,000	5,738,248
Cypress-Fairbanks, TX, Independent School District, General Obligation:
Series C, 5.00%, 2/15/2020 (c)	1,310,000	1,436,376
Series C, 5.00%, 2/15/2021 (c)	335,000	377,917
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2020	5,000,000	5,482,350
Dallas, TX, Area Rapid Transit Revenue:
Series A, 5.00%, 12/1/2020	3,025,000	3,402,792
Series B, 5.00%, 12/1/2021	2,790,000	3,213,494
Dallas, TX, Area Rapid Transit, Sales Tax Revenue Series A, 5.00%, 12/1/2019	3,105,000	3,386,686
Dallas, TX, General Obligation:
5.00%, 2/15/2020	7,850,000	8,558,541
5.00%, 2/15/2021	4,125,000	4,617,855
Series A, 5.00%, 2/15/2019	1,100,000	1,163,107
Series A, ETM, 5.00%, 2/15/2018	5,000	5,122
Dallas, TX, Independent School District, General Obligation 5.00%, 8/15/2018 (c)	5,715,000	5,974,061
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	250,000	265,458
5.00%, 2/15/2022 (c)	2,440,000	2,822,397
Fort Worth, TX, Water & Sewer System Revenue:
Series A, 5.00%, 2/15/2019	165,000	175,283
Series A, 5.00%, 2/15/2021	3,640,000	4,113,200
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (c)	3,350,000	3,828,380
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2019 (c)	1,235,000	1,334,553
Harris County, TX, General Obligation:
5.00%, 8/15/2020	750,000	834,742
Series A, 5.00%, 10/1/2019	2,280,000	2,469,491
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue 5.00%, 11/1/2020	200,000	224,170
Houston Independent School District Public Facility Corp. 5.00%, 9/15/2019	4,500,000	4,864,635
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2020	135,000	150,640
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2018	200,000	205,336
Series A, 5.00%, 3/1/2019	710,000	754,496
Series A, 5.00%, 3/1/2020	4,510,000	4,947,380
Series A, 5.00%, 3/1/2021	12,530,000	14,135,344
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	625,000	663,644
5.00%, 2/15/2020 (c)	14,710,000	16,144,960
5.00%, 2/15/2022 (c)	10,000,000	11,586,500
Series A, 5.00%, 2/15/2018 (c)	150,000	153,786
Series A, 5.00%, 2/15/2020 (c)	270,000	296,339
Series A, 5.00%, 2/15/2021 (c)	4,240,000	4,791,200

See accompanying notes to financial statements.

253

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2022 (c)	$2,945,000	$3,412,224
Series C, 5.00%, 2/15/2019	380,000	403,936
Houston, TX, Utilities System Revenue:
Series B, 5.00%, 11/15/2018	380,000	400,345
Series D, 5.00%, 11/15/2017	480,000	487,123
Series D, 5.00%, 11/15/2019	100,000	108,857
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2019 (c)	100,000	104,593
Series A, 5.00%, 2/15/2020 (c)	3,000,000	3,289,410
Series A, 5.00%, 2/15/2021 (c)	210,000	236,903
Series A, 5.00%, 2/15/2022 (c)	2,860,000	3,308,219
Series D, 5.00%, 2/15/2020 (c)	150,000	164,471
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2020 (c)	2,815,000	3,085,803
Lewisville, TX, Independent School District, General Obligation Series A, 4.00%, 8/15/2018 (c)	200,000	206,820
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2019	3,245,000	3,506,969
5.00%, 9/1/2020	185,000	206,134
Northside, TX, Independent School District, General Obligation:
2.00%, 8/1/2044 (a) (c)	19,015,000	19,301,556
5.00%, 8/1/2021 (c)	1,335,000	1,523,889
Series A, 5.00%, 8/1/2018 (c)	300,000	313,125
Northwest, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2021 (c)	2,120,000	2,397,211
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	850,000	902,555
Series A, 5.00%, 2/15/2022 (c)	6,300,000	7,299,495
Series B, 5.00%, 2/15/2020 (c)	11,000,000	12,073,050
San Antonio, TX General Obligation 5.00%, 2/1/2019	185,000	196,374
San Antonio, TX, Independent School District, General Obligation:
5.00%, 2/15/2019 (c)	700,000	743,281
5.00%, 2/15/2020 (c)	375,000	411,379
5.00%, 2/15/2021 (c)	2,930,000	3,310,900
San Antonio, TX, Electric & Gas Revenue:
2.25%, 2/1/2033 (a)	7,500,000	7,621,500
5.00%, 2/1/2019	16,325,000	17,328,261
5.00%, 2/1/2020	965,000	1,056,668
5.00%, 2/1/2022	3,850,000	4,455,836
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	200,000	204,668
5.00%, 2/1/2019	1,340,000	1,422,383
5.00%, 2/1/2021	100,000	113,050
5.00%, 2/1/2022	4,000,000	4,633,280
San Antonio, TX, Water Revenue:
Series A, 5.00%, 5/15/2019	2,225,000	2,385,000
Series A, 5.00%, 5/15/2020	1,125,000	1,243,417
Southwest Higher Education Authority, Inc. Revenue 5.00%, 10/1/2020	300,000	334,248
Spring Independent School District, General Obligation 5.00%, 8/15/2020 (c)	2,075,000	2,308,790
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2021	515,000	582,753
Texas, State A&M University Revenue 5.00%, 5/15/2022	6,000,000	7,004,820
Texas, State General Obligation:
5.00%, 10/1/2018	200,000	209,902
5.00%, 4/1/2019	620,000	661,900
5.00%, 4/1/2020	11,625,000	12,816,911
5.00%, 10/1/2020	760,000	850,615
5.00%, 4/1/2021	7,805,000	8,860,782
5.00%, 10/1/2021	3,090,000	3,555,539
Series A, 4.00%, 10/1/2021	7,125,000	7,905,971
Series A, 5.00%, 10/1/2018	100,000	104,951
Series A, 5.00%, 10/1/2019	5,000,000	5,429,450
Series A, 5.00%, 4/1/2020	310,000	341,784
Series A, 5.00%, 10/1/2021	1,630,000	1,875,576
Texas, State Transportation Commission, Highway Fund Revenue:
4.00%, 10/1/2018	1,275,000	1,321,703
5.00%, 10/1/2020	105,000	117,555
5.00%, 10/1/2021	2,050,000	2,358,853
Series A, 3.00%, 10/1/2021	3,000,000	3,205,650
Series A, 5.00%, 4/1/2019	6,455,000	6,887,808
Series A, 5.00%, 10/1/2019	5,000,000	5,424,850
Series A, 5.00%, 4/1/2020	4,890,000	5,392,790
Series A, 5.00%, 4/1/2021	195,000	221,378
Series A, 5.00%, 10/1/2021	4,000,000	4,602,640
Series B, VRN, 4.00%, 4/1/2026 (a)	3,010,000	3,303,385
Texas, State University System Revenue Series A, 5.00%, 3/15/2022	865,000	999,940
Texas, State Water Development Board Revenue:
Series A, 4.00%, 4/15/2020	2,350,000	2,527,025
Series A, 5.00%, 10/15/2020	2,000,000	2,237,840
Series A, 5.00%, 4/15/2021	500,000	567,530
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2019	250,000	269,893
5.00%, 8/1/2020	410,000	456,678
University of North Texas, Revenue Series A, 5.00%, 4/15/2020	1,685,000	1,850,467
University of Texas, Revenue:
5.00%, 7/1/2022	1,940,000	2,271,139
5.00%, 8/15/2022	7,435,000	8,733,969
SER J, 5.00%, 8/15/2019	7,925,000	8,569,065
SER J, 5.00%, 8/15/2020	3,015,000	3,365,464
Series A, 5.00%, 7/1/2018	215,000	223,591

See accompanying notes to financial statements.

254

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series C, 5.00%, 8/15/2021	$5,015,000	$5,759,276
Series H, 5.00%, 8/15/2018	4,550,000	4,753,658
Series H, 5.00%, 8/15/2020	2,875,000	3,209,190
Series H, 5.00%, 8/15/2021	2,500,000	2,871,025
Series I, 5.00%, 8/15/2021	7,055,000	8,102,033

		401,083,951

UTAH — 0.5%
Jordan, UT, School District, General Obligation 5.00%, 6/15/2019	2,550,000	2,740,000
Utah, State General Obligation 5.00%, 7/1/2022 (b)	12,400,000	14,570,620
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	177,520

		17,488,140

VIRGINIA — 3.3%
Arlington County, VA, General Obligation 5.00%, 8/15/2021	5,570,000	6,401,434
City of Norfolk, VA, General Obligation Series A, 5.00%, 10/1/2018	4,000,000	4,197,040
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue:
5.00%, 4/1/2021	6,360,000	7,197,930
Series A, 5.00%, 10/1/2019	2,175,000	2,357,287
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2020	10,355,000	11,279,391
Series A, 5.00%, 10/1/2018	3,000,000	3,148,920
Series A, 5.00%, 10/1/2019	1,000,000	1,085,890
Series A, 5.00%, 10/1/2021	14,360,000	16,561,963
Series C, 5.00%, 10/1/2018	635,000	666,439
Series C, 5.00%, 10/1/2020	750,000	840,690
Richmond, VA, General Obligation Series B, 5.00%, 7/15/2022 (b)	11,965,000	13,994,982
Richmond, VA, Public Utility Revenue Series A, 5.00%, 1/15/2020	3,000,000	3,283,470
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2020	180,000	197,399
Series A, 5.00%, 2/1/2020	6,375,000	6,991,207
Virginia, State Commonwealth Transportation Board:
5.00%, 9/15/2017	150,000	151,196
5.00%, 9/15/2018	2,210,000	2,315,505
5.00%, 3/15/2021	1,090,000	1,234,043
5.00%, 5/15/2021	4,415,000	5,020,561
Series A, 5.00%, 9/15/2019	1,000,000	1,083,070
Virginia, State Commonwealth Transportation Board General Obligation Series B, 5.00%, 6/1/2021	5,000,000	5,714,050
Virginia, State Commonwealth Transportation Board Revenue 5.00%, 9/15/2020	2,940,000	3,283,862
Virginia, State Public Building Authority, Public Facilities Revenue Series C, 5.00%, 8/1/2018	6,515,000	6,792,213
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2018	1,000,000	1,042,980
Series A, 4.00%, 8/1/2018	7,765,000	8,016,353
Series B, 5.00%, 8/1/2021	210,000	240,339
Virginia, State Resources Authority Clean Water Revenue 5.00%, 10/1/2018	1,000,000	1,049,510

		114,147,724

WASHINGTON — 3.8%
Central Puget Sound, WA, Regional Transit Authority Revenue Series P-1, 5.00%, 2/1/2021	210,000	237,800
Energy Northwest, WA, Electricity Revenue:
4.00%, 7/1/2018	105,000	108,114
Series A, 5.00%, 7/1/2018	1,395,000	1,450,033
Series A, 5.00%, 7/1/2017	135,000	135,000
Series A, 5.00%, 7/1/2021	6,715,000	7,665,844
King County, WA, School District No. 414, General Obligation 5.00%, 12/1/2021	6,010,000	6,950,084
Pierce County, WA, School District No. 10, General Obligation:
4.00%, 12/1/2017	155,000	156,939
5.00%, 12/1/2019	100,000	109,097
5.00%, 12/1/2020	3,500,000	3,935,890
Port of Seattle, WA, Revenue Series A, 5.00%, 10/1/2018	200,000	209,826
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2020	2,000,000	2,215,540
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 9/1/2018	5,715,000	5,978,290
Series A, 5.00%, 6/1/2018	260,000	269,513
Series B, 5.00%, 4/1/2021	10,825,000	12,268,081
Seattle, WA, Water System Revenue 5.00%, 5/1/2021	2,095,000	2,383,733
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	110,000	116,065
Washington, Metropolitan Area Transit Authority Series A-1, 5.00%, 7/1/2022	2,600,000	3,032,848
Washington, State General Obligation:
4.00%, 7/1/2019	19,620,000	20,730,688
COPs, 5.00%, 7/1/2020	11,400,000	12,613,758
Series 2016A, 5.00%, 7/1/2021	7,535,000	8,605,121
Series A, 5.00%, 7/1/2018	750,000	779,970
Series B, 5.00%, 8/1/2021	1,000,000	1,144,470
Series D, 5.00%, 2/1/2022	2,255,000	2,613,094

See accompanying notes to financial statements.

255

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series E, 5.00%, 2/1/2021	$350,000	$395,283
Series R-2013A, 5.00%, 7/1/2020	1,080,000	1,199,016
Series R-2015, 5.00%, 7/1/2019	4,325,000	4,654,565
Series R-2015, 5.00%, 7/1/2020	105,000	116,571
Series R-2015, 5.00%, 7/1/2021	475,000	542,460
Series R-2015E, 5.00%, 7/1/2019	18,845,000	20,280,989
Series R-2015E, 5.00%, 7/1/2020	100,000	111,020
Series R-2017C, 5.00%, 8/1/2019	8,325,000	8,985,672
Series R-C, 5.00%, 7/1/2019	150,000	161,430
Series R-C, 5.00%, 7/1/2020	140,000	155,428
Series R-G, 4.00%, 7/1/2018	100,000	103,016

		130,415,248

WEST VIRGINIA — 0.2%
West Virginia, State General Obligation:
Series A, 5.00%, 6/1/2018	250,000	259,125
Series A, 5.00%, 6/1/2020	5,865,000	6,486,455

		6,745,580

WISCONSIN — 2.1%
Wisconsin, State Department of Transportation Revenue:
5.00%, 7/1/2020	100,000	111,145
5.00%, 7/1/2021	135,000	154,398
Series 1, 5.00%, 7/1/2021	1,685,000	1,813,060
Series 1, 5.00%, 7/1/2025	315,000	338,940
Series 2, 5.00%, 7/1/2019	1,500,000	1,614,300
Wisconsin, State General Obligation:
Series 1, 5.00%, 5/1/2019	350,000	374,385
Series 1, 5.00%, 11/1/2020	380,000	426,713
Series 1, 5.00%, 11/1/2021	900,000	1,037,781
Series 2, 5.00%, 11/1/2017	500,000	506,600
Series 2, 5.00%, 5/1/2018	100,000	103,313
Series 2, 5.00%, 5/1/2019	4,750,000	5,080,933
Series 2, 5.00%, 5/1/2020	380,000	420,242
Series 2, 5.00%, 11/1/2021	5,085,000	5,863,463
Series 3, 5.00%, 11/1/2020	1,965,000	2,206,557
Series 3, 5.00%, 11/1/2021	5,365,000	6,186,328
Series 4, 5.00%, 5/1/2019	8,410,000	8,995,925
Series A, 5.00%, 5/1/2019	125,000	133,709
Series B, 5.00%, 5/1/2025	215,000	237,390
Series B, 5.00%, 5/1/2019	11,485,000	12,285,160
Series B, 5.00%, 5/1/2020	5,045,000	5,579,265
Series B, 5.00%, 5/1/2023	130,000	147,707
Series B, 5.00%, 5/1/2026	100,000	110,414
Series C, 5.00%, 5/1/2021	5,000,000	5,689,100
Series D, 5.00%, 5/1/2021	11,305,000	12,863,055

		72,279,883

TOTAL MUNICIPAL BONDS & NOTES (Cost $3,446,259,431)		3,445,315,619

	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (e) (f) (Cost $1,682,799)	1,682,799	1,682,799

TOTAL INVESTMENTS — 99.7% (Cost $3,447,942,230)		3,446,998,418
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		11,650,041

NET ASSETS — 100.0%		$3,458,648,459

(a)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(b)	When-issued security.
(c)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.92%
Assured Guaranty Municipal Corp	0.02%

(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2017.

COPs = Certificates of Participation

GARVEE = Grant Anticipation Revenue Vehicles

ETM = Escrowed to Maturity

VRN = Variable Rate Note

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$12,861,409	$—	$12,861,409
Alaska	—	12,203,335	—	12,203,335
Arizona	—	88,751,932	—	88,751,932
Arkansas	—	11,193,632	—	11,193,632

See accompanying notes to financial statements.

256

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
California	$—	$641,661,730	$—	$641,661,730
Colorado	—	12,729,791	—	12,729,791
Connecticut	—	50,686,168	—	50,686,168
Delaware	—	19,949,214	—	19,949,214
District of Columbia	—	16,058,538	—	16,058,538
Florida	—	112,091,476	—	112,091,476
Georgia	—	95,487,350	—	95,487,350
Hawaii	—	52,666,785	—	52,666,785
Illinois	—	33,101,231	—	33,101,231
Indiana	—	12,272,282	—	12,272,282
Iowa	—	4,000,373	—	4,000,373
Kansas	—	12,305,442	—	12,305,442
Kentucky	—	11,921,028	—	11,921,028
Louisiana	—	6,006,119	—	6,006,119
Maine	—	14,779,702	—	14,779,702
Maryland	—	190,177,716	—	190,177,716
Massachusetts	—	122,102,420	—	122,102,420
Michigan	—	47,832,445	—	47,832,445
Minnesota	—	67,802,241	—	67,802,241
Mississippi	—	4,063,700	—	4,063,700
Missouri	—	41,058,273	—	41,058,273
Nebraska	—	22,068,779	—	22,068,779
Nevada	—	34,073,152	—	34,073,152
New Jersey	—	16,017,444	—	16,017,444
New Mexico	—	19,289,549	—	19,289,549
New York	—	571,075,358	—	571,075,358
North Carolina	—	75,990,555	—	75,990,555
Ohio	—	85,836,385	—	85,836,385
Oklahoma	—	1,388,403	—	1,388,403
Oregon	—	39,012,194	—	39,012,194
Pennsylvania	—	87,248,457	—	87,248,457
Rhode Island	—	8,635,527	—	8,635,527
South Carolina	—	23,959,650	—	23,959,650
Tennessee	—	24,795,308	—	24,795,308
Texas	—	401,083,951	—	401,083,951
Utah	—	17,488,140	—	17,488,140
Virginia	—	114,147,724	—	114,147,724
Washington	—	130,415,248	—	130,415,248
West Virginia	—	6,745,580	—	6,745,580
Wisconsin	—	72,279,883	—	72,279,883
Short-Term Investment	1,682,799	—	—	1,682,799

TOTAL INVESTMENTS	$1,682,799	$3,445,315,619	$—	$3,446,998,418

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	90,427,624	88,744,825	1,682,799	$1,682,799	$14,904	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	398,161,615	398,161,615	—	—	39,804	—

TOTAL		$—				$1,682,799	$54,708	$—

See accompanying notes to financial statements.

257

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.2%
ALABAMA — 1.8%
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue Series A, 5.00%, 2/1/2025	$165,000	$195,822
Jefferson County, AL, Capital Improvement Obligation Warrant Series A, 5.00%, 4/1/2024 (a)	500,000	501,750
Jefferson County, AL, School Warrant Revenue Series A, 5.00%, 1/1/2024	1,000,000	1,003,500
Jefferson County, AL, Subordinate Lien Sewer Warrant Revenue:
Series D, 6.00%, 10/1/2042	2,460,000	2,891,853
Series D, 6.50%, 10/1/2053	3,000,000	3,608,730
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue Series A, 4.13%, 5/15/2035	655,000	661,714
Selma Industrial Development Board, Environmental Improvement Revenue 7.50%, 5/1/2025 (b)	300,000	210,768
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,617,760

		10,691,897

ALASKA — 0.6%
Alaska Industrial Development & Export Authority Revenue:
5.00%, 1/1/2023	1,540,000	1,741,016
5.00%, 1/1/2030	150,000	165,476
5.00%, 1/1/2031	200,000	219,318
City of Valdez, AK, Revenue 5.00%, 1/1/2018	250,000	254,620
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A, 5.00%, 6/1/2032	500,000	487,460
Series A, 5.00%, 6/1/2046	645,000	620,748
Northern, AK, Tobacco Securitization Corp., Revenue
Series B, Zero Coupon, 6/1/2046	500,000	48,935

		3,537,573

ARIZONA — 1.9%
Arizona Health Facilities Authority 5.20%, 10/1/2037	725,000	724,978
Arizona Industrial Development Authority Revenue Series A, 5.38%, 7/1/2050 (b)	1,500,000	1,575,870
Maricopa County Industrial Development Authority, Revenue:
4.00%, 7/1/2026	350,000	359,058
5.00%, 7/1/2036	225,000	235,116
Phoenix, AZ, Industrial Development Authority Education Revenue:
3.63%, 12/1/2032	260,000	262,868
4.00%, 10/1/2041	630,000	647,653
4.00%, 10/1/2047	185,000	189,745
5.00%, 7/1/2022	300,000	318,225
5.00%, 7/1/2035 (b)	1,325,000	1,360,152
6.00%, 7/1/2032	250,000	269,860
7.50%, 7/1/2042 (c)	495,000	173,240
Pima County, AZ, Industrial Development Authority Education Revenue:
5.25%, 7/1/2036	315,000	270,242
5.70%, 7/1/2035	75,000	64,277
6.00%, 7/1/2048	1,065,000	894,067
Series A, 7.38%, 7/1/2049	100,000	92,151
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	1,100,000	1,183,457
Salt Verde Financial Corp.:
5.00%, 12/1/2032	110,000	129,675
5.00%, 12/1/2037	1,320,000	1,570,681
5.25%, 12/1/2027	185,000	219,094
5.25%, 12/1/2028	105,000	125,229
Watson Road Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	600,000	589,470
Yuma, AZ, Industrial Development Authority Revenue Series A, 5.00%, 8/1/2024	100,000	117,989

		11,373,097

ARKANSAS — 0.6%
Arkansas, State Development Finance Authority Revenue:
Series A, 5.00%, 2/1/2035	305,000	337,812
Series C, 5.00%, 2/1/2035	575,000	636,859
Baxter, AR, Hospital Revenue:
Series A, 5.00%, 9/1/2023	950,000	1,101,059
Series A, 5.00%, 9/1/2024	360,000	421,812
Pulaski County Public Facilities Board:
5.25%, 7/1/2033	510,000	515,620
5.50%, 7/1/2043	830,000	815,583

		3,828,745

CALIFORNIA — 14.0%
Antelope Valley, CA, Health Care District Revenue Series A, 5.25%, 3/1/2036	750,000	767,565
Brentwood Infrastructure Financing Authority Revenue Series B, 4.00%, 9/2/2030	145,000	149,244
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
5.45%, 6/1/2028	1,000,000	1,023,490
Series A, 5.25%, 6/1/2045	175,000	174,986
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1, 5.00%, 6/1/2033	7,880,000	7,917,351
Series A-1, 5.13%, 6/1/2047	1,330,000	1,324,893

See accompanying notes to financial statements.

258

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
California, Health Facilities Financing Authority Revenue:
4.00%, 3/1/2027	$100,000	$111,930
4.00%, 3/1/2039	375,000	387,765
Series A, 4.00%, 3/1/2043	1,325,000	1,369,785
Series G, 5.50%, 7/1/2025	100,000	104,278
California, Infrastructure & Economic Development Bank Revenue 5.00%, 7/1/2026	1,000,000	1,195,550
California, Municipal Finance Authority Revenue:
5.00%, 10/1/2037	400,000	457,224
5.00%, 7/1/2046 (b)	500,000	510,630
Series A, 5.00%, 7/1/2029 (d)	100,000	116,914
Series A, 5.00%, 11/1/2030	150,000	169,887
Series B, 5.88%, 8/15/2049	490,000	540,112
California, Pollution Control Financing Authority:
5.00%, 11/21/2045 (b)	500,000	533,510
Series A3, 4.30%, 7/1/2040	1,100,000	1,129,238
California, School Finance Authority Revenue:
Series A, 3.00%, 7/1/2019 (b)	110,000	112,738
Series A, 3.00%, 7/1/2020 (b)	210,000	216,525
Series A, 4.00%, 7/1/2021 (b)	225,000	240,615
Series A, 4.00%, 7/1/2022 (b)	235,000	253,201
Series A, 4.00%, 7/1/2023 (b)	250,000	270,203
Series A, 5.00%, 7/1/2045 (b)	800,000	856,592
Series A, 5.00%, 8/1/2045 (b)	500,000	542,145
Series A, 5.13%, 7/1/2044	60,000	64,466
Series A, 6.00%, 10/1/2049	200,000	214,846
California, State Public Works Board, Lease Revenue:
2.50%, 10/1/2029	200,000	190,956
Series I-1, 6.63%, 11/1/2034	60,000	60,135
California, Statewide Communities Development Authority Revenue:
4.13%, 3/1/2034	405,000	433,787
5.00%, 5/15/2033	115,000	130,499
5.25%, 12/1/2029	1,000,000	1,106,570
5.25%, 12/1/2044	750,000	810,645
7.00%, 7/1/2046	160,000	180,429
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,114,860
Series A, 5.00%, 12/1/2036 (b)	1,405,000	1,519,339
Series A, 5.00%, 12/1/2041 (b)	1,285,000	1,384,562
Series A, 5.00%, 12/1/2046 (b)	2,000,000	2,149,980
Series A, 5.25%, 11/1/2044	300,000	307,779
Series A, 5.75%, 7/1/2030	795,000	770,268
Series A, 6.00%, 10/1/2047	1,000,000	1,067,470
Series D, 4.75%, 8/1/2020	175,000	175,100
Series I-1, 4.50%, 11/1/2037	665,000	667,879
Capistrano, CA, Unified School District, Special Tax Revenue 4.00%, 9/1/2028	125,000	131,185
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	107,195
City of Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	600,000	608,862
City of San Clemente, CA, Special Tax Revenue:
5.00%, 9/1/2031	200,000	222,952
5.00%, 9/1/2032	195,000	216,202
Corona-Norco, CA, Unified School District, Special Tax:
4.00%, 9/1/2019	400,000	419,272
4.00%, 9/1/2020	420,000	446,725
County of Sacramento, CA, Special Tax:
5.00%, 9/1/2040	1,000,000	1,106,270
5.00%, 9/1/2045	100,000	109,944
5.00%, 9/1/2046	1,830,000	2,011,975
Elk Grove Finance Authority, Special Tax:
4.00%, 9/1/2020	1,000,000	1,066,390
5.00%, 9/1/2046	1,000,000	1,101,890
Foothill-Eastern Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2042 (a)	255,000	284,764
Series A, 5.75%, 1/15/2046	1,275,000	1,465,268
Series C, 6.25%, 1/15/2033	1,500,000	1,769,535
Golden State Tobacco Securitization Corp., Revenue:
5.75%, 6/1/2047	3,980,000	4,008,815
Series A, 5.00%, 6/1/2045	500,000	568,125
Series A-2, 5.30%, 6/1/2037	2,100,000	2,130,198
Series B, Zero Coupon, 6/1/2047	1,610,000	217,801
Hesperia, CA, Public Financing Authority, Tax Allocation Series A, 5.50%, 9/1/2022	1,000,000	1,005,840
Independent Cities Finance Authority Revenue 5.00%, 10/15/2047	600,000	638,922
Inland Empire Tobacco Securitization Authority Revenue:
5.75%, 6/1/2026	545,000	570,702
Series A, 4.63%, 6/1/2021	905,000	905,226
Lake Elsinore Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	1,000,000	1,091,370
Long Beach Bond Finance Authority Revenue:
Series A, 5.00%, 11/15/2029	100,000	117,265
Series A, 5.50%, 11/15/2037	750,000	956,992
Long Beach Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	220,000	272,760
Los Angeles, CA, Municipal Improvement Corp.:
Series B, 4.00%, 11/1/2038	500,000	517,730
Series B, 5.00%, 11/1/2027	300,000	367,221
M-S-R Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	460,000	647,565
Series B, 6.50%, 11/1/2039	810,000	1,140,277
Series B, 7.00%, 11/1/2034	300,000	424,875
Marysville, CA, Revenue 5.00%, 1/1/2031	250,000	246,860

See accompanying notes to financial statements.

259

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Menifee, CA, Union School District Public Financing Authority, Special Tax:
Series A, 4.00%, 9/1/2020	$1,000,000	$1,066,390
Series A, 4.00%, 9/1/2022	250,000	272,420
Oakland Unified School District/Alameda County, General Obligation 5.00%, 8/1/2023 (a)	300,000	360,855
Orange County Community Facilities District, Special Tax Series A, 5.00%, 8/15/2046	2,550,000	2,815,021
Palomar Pomerado, CA, Health Care District, Certificates of Participation COPs, 6.00%, 11/1/2041	1,000,000	1,087,150
Palomar Pomerado, CA, General Obligation Series B, 5.00%, 8/1/2029	565,000	671,542
Palomar Pomerado, CA, Revenue 5.00%, 11/1/2022	1,000,000	1,123,590
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	575,000	644,449
Poway, Unified School District Public Financing Authority, Special Tax Series A, 5.00%, 9/1/2027	500,000	601,690
Rancho Cordova, CA, Community Facilities District, Special Tax:
4.00%, 9/1/2019	425,000	444,210
4.00%, 9/1/2021	675,000	729,196
4.00%, 9/1/2022	380,000	414,078
Riverside County, CA, Community Facilities Districts, Special Tax Revenue 5.00%, 9/1/2030	385,000	424,139
Riverside County, CA, Public Financing Authority Revenue 4.13%, 11/1/2040	125,000	132,551
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	225,530
5.00%, 2/15/2026	155,000	178,782
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	272,766
5.00%, 9/1/2047 (b)	1,000,000	1,060,330
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.25%, 12/1/2030 (a)	595,000	736,211
San Joaquin Hills Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	2,000,000	2,206,940
Series B, 5.25%, 1/15/2049	1,000,000	1,083,920
Saugus/Hart School Facilities Financing Authority:
4.00%, 9/1/2019	430,000	451,092
4.00%, 9/1/2020	350,000	372,904
4.00%, 9/1/2021	415,000	447,802
4.00%, 9/1/2022	385,000	418,938
Southern California Public Power Authority Revenue Series A, 5.00%, 11/1/2033	740,000	880,245
Temecula Public Financing Authority, Special Tax 6.25%, 9/1/2047 (b)	100,000	103,085
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A-1, 5.50%, 6/1/2045	745,000	735,233
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2037	1,105,000	1,105,033
Series A-1, 5.13%, 6/1/2046	1,070,000	1,069,968
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	995,460
Turlock, CA, Irrigation District Revenue 5.00%, 1/1/2041	235,000	272,767
Tustin Community Facilities District:
Series A, 5.00%, 9/1/2030	635,000	709,790
Series A, 5.00%, 9/1/2037	105,000	115,164
West Sacramento Financing Authority, Special Tax:
5.00%, 9/1/2025	550,000	618,019
Series A, 5.00%, 9/1/2026	275,000	324,464

		84,894,638

COLORADO — 3.5%
Belleview Station Metropolitan District No. 2, General Obligation 4.50%, 12/1/2029	1,295,000	1,318,673
Colorado Educational & Cultural Facilities Authority Revenue:
3.75%, 7/1/2026 (b)	1,195,000	1,168,172
4.13%, 11/15/2044	225,000	228,499
5.00%, 10/1/2032	1,105,000	1,241,390
Series A, 4.00%, 3/1/2037	500,000	530,030
Colorado High Performance Transportation Enterprise Revenue 5.75%, 1/1/2044	750,000	807,195
Colorado, Health Facilities Authority Revenue:
4.50%, 9/1/2038	525,000	526,444
5.00%, 6/1/2026	100,000	113,658
5.50%, 6/1/2033	200,000	217,754
Series A, 4.75%, 9/1/2040	795,000	797,337
Series A, 5.30%, 7/1/2037	500,000	496,225
Series A, 7.75%, 8/1/2039	485,000	507,945
Series B, 4.00%, 12/1/2026	500,000	523,785
Series B-1, 5.00%, 7/1/2038	390,000	414,410
Series B1, 4.25%, 7/1/2028	295,000	312,886
Denver, CO, City & County Special Facilities, Airport System Revenue:
Series A, 5.50%, 11/15/2029	400,000	459,840
Series A, 5.50%, 11/15/2030	270,000	309,463
Denver, Health & Hospital Authority Revenue:
Series A, 5.00%, 12/1/2039	1,290,000	1,361,608
Series A, 5.25%, 12/1/2045	370,000	395,512

See accompanying notes to financial statements.

260

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Denver, International Business Center Metropolitan District No. 1, General Obligation 5.38%, 12/1/2035	$115,000	$119,593
E-470 Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	1,000,000	399,510
Foothills Metropolitan District, CO, Special Revenue 6.00%, 12/1/2038	1,000,000	1,031,300
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	500,075
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	1,023,000
Metropolitan District, CO, Compark Business Campus, General Obligation Series A, 6.75%, 12/1/2039	1,000,000	1,062,020
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,019,740
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A, 5.40%, 12/15/2031	1,000,000	1,002,640
Public Authority for Colorado Energy 6.50%, 11/15/2038	375,000	525,000
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	300,000	331,800
Southglenn Metropolitan District, General Obligation 3.50%, 12/1/2026	2,000,000	1,922,100
STC, CO, Metropolitan District No. 2, General Obligation Series A, 6.00%, 12/1/2038	215,000	214,680
Tallyns Reach, CO, Metropolitan District No. 3, General Obligation 5.13%, 11/1/2038	135,000	140,732

		21,023,016

CONNECTICUT — 1.2%
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	291,705
Connecticut, State General Obligation:
5.00%, 11/15/2024	500,000	584,160
Series B, 5.00%, 4/15/2029	400,000	448,860
Series B, 5.00%, 4/15/2032	130,000	144,400
Connecticut, State Health & Educational Facilities Authority Revenue: 3.25%, 9/1/2021 (b)	700,000	694,582
Series A, 5.00%, 9/1/2046 (b)	110,000	111,202
Series A, 5.00%, 9/1/2053 (b)	700,000	699,951
Series B, 4.00%, 7/1/2034	100,000	104,282
Series F, 3.50%, 7/1/2026	755,000	727,541
Series I, 5.00%, 7/1/2030	250,000	269,440
Series L, 4.00%, 7/1/2034	500,000	520,510
Series L, 4.13%, 7/1/2041	220,000	229,187
Series M, 5.00%, 7/1/2020	175,000	192,430
Connecticut, State Special Tax Revenue Series A, 5.00%, 9/1/2025	205,000	240,398
Harbor Point, CT, Special Obligation Revenue Series A, 7.88%, 4/1/2039	500,000	556,890
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	88,209
Series A, 5.00%, 4/1/2031	195,000	171,873
Series B, 4.00%, 4/1/2021	100,000	89,705
Series B, 5.00%, 4/1/2025	470,000	420,772
Mohegan Tribe of Indians, CT, Gaming Authority Revenue
5.13%, 1/1/2023 (b)	400,000	408,084

		6,994,181

DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	749,040

DISTRICT OF COLUMBIA — 0.4%
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	129,878
Series A, 6.25%, 10/1/2032	465,000	491,951
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	1,000,000	1,058,330
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	480,000	541,935

		2,222,094

FLORIDA — 5.1%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	50,000	53,394
Series B, 5.00%, 12/1/2034	750,000	841,672
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	935,000	973,139
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	180,000	177,829
4.70%, 5/1/2036	100,000	96,207
Broward, FL, Airport System Revenue 4.00%, 10/1/2042	140,000	144,617
Central Florida Expressway Authority Revenue Series A, 4.00%, 7/1/2037	500,000	523,495
Collier County, FL, Industrial Development Authority Revenue Series A, 8.13%, 5/15/2044 (b)	1,400,000	1,557,038
County of Miami-Dade Seaport Department Revenue Series B, 5.00%, 10/1/2023	250,000	288,190
Crossings At Fleming Island Community Development District, Special Assessment Series A-1, 4.50%, 5/1/2030	735,000	760,622
Florida Agricultural & Mechanical University Student Housing Revenue Series A, 4.00%, 7/1/2032	505,000	523,069

See accompanying notes to financial statements.

261

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 4.00%, 7/15/2026 (b)	$290,000	$291,090
Series A, 6.00%, 6/15/2035 (b)	505,000	518,463
Series A, 6.00%, 6/15/2044 (b)	575,000	566,674
Series A, 6.13%, 6/15/2043	500,000	535,510
Series A, 6.13%, 6/15/2044	555,000	564,235
Series A, 6.50%, 7/1/2044	925,000	960,751
Series A, 7.50%, 6/15/2033	500,000	561,135
Series A, 7.63%, 6/15/2041	220,000	247,126
Florida Higher Educational Facilities Financial Authority 5.00%, 4/1/2032	100,000	107,508
Greater Orlando, FL, Aviation Authority Revenue 5.00%, 11/15/2036	350,000	363,503
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047 (d)	550,000	539,264
Series B, 5.75%, 4/15/2022	580,000	583,799
Series B, 6.00%, 4/15/2022	450,000	437,571
Hacienda Lakes Community Development District 3.38%, 5/1/2021	375,000	371,329
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	115,000	117,160
Hillsborough County Industrial Development Authority Revenue: Series A, 5.00%, 10/1/2024	160,000	188,178
Series A, 5.00%, 10/1/2031	270,000	302,692
Isles Bartram Park Community Development District 5.00%, 11/1/2035	100,000	101,258
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	445,000	457,527
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	506,060
5.75%, 11/1/2042	500,000	514,575
Lakewood Ranch, FL, Stewardship District, Special Assessment 4.00%, 5/1/2021	375,000	380,449
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	507,510
Lee, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	117,374
Madison County, FL, Revenue Series A, 6.00%, 7/1/2025 (c)	660,000	395,987
Martin County Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,027,660
Miami Health Facilities Authority Revenue 5.13%, 7/1/2046	120,000	128,585
Miami World Center Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,038,980
Miami-Dade County Industrial Development Authority 5.25%, 9/15/2044	250,000	263,302
Miami-Dade County, Industrial Development Authority Revenue 5.25%, 7/1/2027 (b)	350,000	348,652
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	734,156
Series B, 5.00%, 5/1/2037	925,000	977,114
Northern Palm Beach County Improvement District:
4.65%, 8/1/2025	145,000	151,554
5.13%, 8/1/2022	665,000	694,433
5.35%, 8/1/2035	360,000	377,399
Orange County, FL, Health Facilities Authority Revenue:
Series A, 5.00%, 10/1/2028	280,000	332,844
Series A, 5.00%, 10/1/2036	520,000	590,413
Palm Beach County, FL, Health Facilities Authority Revenue:
4.00%, 5/15/2019	300,000	313,659
4.00%, 5/15/2035	285,000	296,317
Pinellas County, FL, Educational Facilities Authority Revenue:
4.00%, 10/1/2022	465,000	494,286
6.00%, 10/1/2041	100,000	111,889
6.50%, 10/1/2031	220,000	252,886
Pompano Beach County, FL, Revenue 5.00%, 9/1/2044	1,110,000	1,198,633
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	517,285
Seven Oaks, FL, Community Development District, Special Assessment Series A2, 6.50%, 5/1/2033	750,000	780,915
Stoneybrook South, FL, Community Development District, Special Assessment:
4.75%, 11/1/2024	210,000	213,106
5.13%, 11/1/2034	250,000	257,247
Tallahassee, FL, Health Facilities Revenue:
Series A, 5.00%, 12/1/2036	90,000	98,191
Series A, 5.00%, 12/1/2041	225,000	243,619
Series A, 5.00%, 12/1/2055	440,000	471,821
Tolomato, FL, Community Development District, Special Assessment:
Series 1, 6.65%, 5/1/2040 (c)	10,000	10,055
Series 2015-1, 6.61%, 5/1/2040	290,000	178,301
Series 2015-2, 6.61%, 5/1/2040 (c)	180,000	93,307
Series 2015-3, 6.61%, 5/1/2040 (c)	195,000	—
Series 3, 6.65%, 5/1/2040 (c)	120,000	—
Series A-1, 6.65%, 5/1/2040	195,000	195,041
Series A2, 6.61%, 5/1/2039	65,000	64,997
Series A3, 6.61%, 5/1/2040 (c)	195,000	116,306
Series A4, 6.61%, 5/1/2040	85,000	37,495

See accompanying notes to financial statements.

262

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Village Community Development District No. 12 3.63%, 5/1/2031	$1,400,000	$1,367,870
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	689,169

		30,843,487

GEORGIA — 1.0%
Atlanta, Development Authority Revenue:
Series A1, 6.75%, 1/1/2035 (b) (d)	500,000	494,435
Series A1, 7.00%, 1/1/2040 (b) (d)	500,000	499,985
DeKalb County Hospital Authority Revenue 6.13%, 9/1/2040	125,000	136,166
Fulton County Development Authority Revenue 5.00%, 6/1/2027	225,000	263,189
Gainesville & Hall County Hospital Authority Revenue 5.00%, 2/15/2036	2,100,000	2,379,300
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	260,182
Marietta, GA, Development Authority Revenue 5.00%, 11/1/2047 (b) (d)	500,000	514,160
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	1,100,000	1,192,026
Series A, 5.50%, 7/1/2060	170,000	191,701

		5,931,144

GUAM — 0.8%
Guam Power Authority:
Series A, 5.00%, 10/1/2021 (a)	330,000	372,385
Series A, 5.00%, 10/1/2024 (a)	500,000	568,540
Series A, 5.00%, 10/1/2034 (a)	140,000	157,539
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.00%, 7/1/2022	250,000	280,725
5.25%, 7/1/2022	525,000	595,675
Series A, 5.00%, 7/1/2029	315,000	351,789
Territory of Guam:
Series A, 5.00%, 12/1/2021	250,000	279,413
Series A, 6.50%, 11/1/2040	100,000	115,174
Series B-1, 5.00%, 1/1/2042	300,000	313,128
Series C, 5.00%, 11/15/2018	1,510,000	1,569,736

		4,604,104

HAWAII — 0.1%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue 5.00%, 7/1/2020	350,000	352,506

IDAHO — 0.1%
Idaho, State Health Facility Revenue:
3.50%, 9/1/2033	670,000	609,218
5.00%, 9/1/2027	100,000	111,633

		720,851

ILLINOIS — 8.3%
Chicago Board of Education, General Obligation:
Series A, 5.00%, 12/1/2041	775,000	608,429
Series A, 5.00%, 12/1/2042	475,000	372,880
Series A, 5.50%, 12/1/2039	110,000	90,498
Series A, 7.00%, 12/1/2026	1,100,000	1,081,663
Series A, 7.00%, 12/1/2044	3,650,000	3,474,362
Series C, 5.25%, 12/1/2023	500,000	439,105
Series C, 5.25%, 12/1/2026	1,995,000	1,706,383
Series C, 5.25%, 12/1/2035	225,000	182,259
Series F, 5.00%, 12/1/2018	2,450,000	2,306,111
Chicago Board of Education, Special Tax 6.00%, 4/1/2046	2,000,000	2,103,800
Chicago Midway International Airport Revenue Series A, 5.50%, 1/1/2030	200,000	227,580
Chicago O’Hare International Airport Revenue:
5.00%, 1/1/2019	925,000	976,485
Series B, 5.00%, 1/1/2029	315,000	366,698
Series B, 5.00%, 1/1/2038	150,000	171,159
Chicago, IL, General Obligation:
Zero Coupon, 1/1/2019 (a)	325,000	310,824
Series 2002B-REMK, 5.00%, 1/1/2025	400,000	400,744
Series 2007G-REMK, 5.50%, 1/1/2042	475,000	470,583
Series A, 4.00%, 1/1/2023	175,000	169,780
Series A, 5.00%, 1/1/2020	500,000	510,840
Series A, 5.00%, 12/1/2021	515,000	526,170
Series A, 5.00%, 1/1/2023	285,000	287,531
Series A, 5.00%, 1/1/2026	545,000	546,199
Series C, 4.00%, 1/1/2020	390,000	389,263
Series C, 5.00%, 1/1/2023	360,000	365,504
Series C, 5.00%, 1/1/2024	565,000	571,249
Series C, 5.00%, 1/1/2027	200,000	198,954
Series C, 5.00%, 1/1/2029	475,000	465,244
Series C, 5.00%, 1/1/2034	365,000	353,444
Series C, 5.00%, 1/1/2035	460,000	443,366
Series C, 5.00%, 1/1/2038	275,000	262,116
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2018	175,000	176,288
5.00%, 1/1/2026	250,000	251,655
5.00%, 1/1/2029	100,000	99,309
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,037,510
Cook County,IL, Community College District No. 508, General Obligation:
5.00%, 12/1/2020	250,000	273,695
5.00%, 12/1/2021	415,000	458,845
5.25%, 12/1/2028	185,000	201,319
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	190,452
Illinois, State Finance Authority Revenue:
4.00%, 9/1/2032	860,000	880,141
4.00%, 12/1/2040	250,000	248,113
4.13%, 12/1/2030	250,000	249,823
4.25%, 5/15/2043	430,000	424,659

See accompanying notes to financial statements.

263

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.00%, 2/15/2025	$150,000	$170,009
5.00%, 5/15/2043	775,000	806,891
5.00%, 12/1/2046	100,000	107,904
5.50%, 8/15/2030	535,000	550,274
5.50%, 4/1/2032	500,000	499,960
5.75%, 5/15/2046	1,000,000	1,044,330
6.13%, 5/15/2027	645,000	698,071
7.13%, 2/1/2034	1,000,000	1,029,190
7.13%, 2/15/2039	1,100,000	1,145,903
Series A, 5.00%, 11/15/2026	290,000	338,598
Series A, 5.25%, 5/15/2047	145,000	151,312
Series A, 5.75%, 12/1/2035 (b)	385,000	387,529
Series A, 6.00%, 7/1/2043	200,000	230,482
Series C, 3.63%, 2/15/2032	825,000	741,650
Series C, 5.00%, 2/15/2029	1,365,000	1,525,278
Illinois, State Sports Facilities Authority Revenue Zero Coupon, 6/15/2025 (a)	365,000	260,442
Metropolitan Pier & Exposition Authority Revenue:
5.50%, 6/15/2029 (a)	160,000	188,170
Series A, 5.50%, 6/15/2053	850,000	849,975
Series B, Zero Coupon, 12/15/2050	100,000	13,925
Series B, 4.25%, 6/15/2042	500,000	421,675
Series B, 5.00%, 6/15/2023	415,000	432,733
Series B, 5.00%, 12/15/2026	100,000	102,064
Series B, 5.00%, 12/15/2040	100,000	96,517
Series B, 5.00%, 6/15/2050	540,000	506,893
Series B2, 5.25%, 6/15/2050	755,000	737,627
Northeastern Illinois University COPs, 4.10%, 10/1/2041	245,000	140,598
Plano, IL, Special Service Areas No. 3 & 4, Special Tax Refunding 4.00%, 3/1/2035	945,000	904,800
Southern Illinois University Series A, 4.00%, 4/1/2028	305,000	270,492
Springfield, IL, Electric Revenue 5.00%, 3/1/2027	140,000	162,750
State of Illinois, General Obligation:
Zero Coupon, 8/1/2022	355,000	282,253
4.13%, 11/1/2031	440,000	412,707
5.00%, 1/1/2019	225,000	231,363
5.00%, 1/1/2021	1,705,000	1,768,682
5.00%, 2/1/2022	1,900,000	1,981,909
5.00%, 5/1/2028	640,000	654,080
5.00%, 2/1/2029	175,000	179,823
5.00%, 3/1/2031	100,000	101,071
5.00%, 5/1/2035	140,000	140,715
5.00%, 2/1/2039	445,000	447,212
5.25%, 2/1/2028	300,000	303,855
5.25%, 7/1/2028	3,000,000	3,117,210
5.25%, 7/1/2029	100,000	103,376
5.50%, 7/1/2024	310,000	331,356
5.50%, 7/1/2033	200,000	209,882
Series A, 4.00%, 9/1/2019	265,000	267,311
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation:
Series B, Zero Coupon, 1/1/2028	190,000	106,753
Series B, Zero Coupon, 1/1/2033	340,000	138,577

		50,165,209

INDIANA — 1.6%
Crown Point, IN, Economic Development Authority Series A, 8.00%, 11/15/2029	200,000	216,066
Indiana Finance Authority Revenue:
5.25%, 9/1/2040 (e)	545,000	575,406
5.50%, 8/15/2045	640,000	685,389
Series A, 5.00%, 6/1/2032	570,000	579,063
Series A, 5.00%, 6/1/2039	670,000	679,152
Series A, 5.00%, 7/1/2048	1,100,000	1,180,014
Series A, 5.25%, 11/15/2046	170,000	183,160
Indiana, State Bond Bank, Special Program Gas Revenue Series A, 5.25%, 10/15/2021	390,000	445,493
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,005,000	1,048,145
6.00%, 12/1/2026	550,000	558,998
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	300,000	322,203
Indianapolis Local Public Improvement Bond Bank Series I, 5.00%, 1/1/2023	520,000	601,494
Knox County, IN, Economic Development Authority Series A, 5.00%, 4/1/2027	945,000	1,012,085
Terre Haute, IN, Economic Development Authority Revenue Series A, 7.25%, 12/1/2028 (d)	1,000,000	995,290
Valparaiso City, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	891,870

		9,973,828

IOWA — 1.6%
Iowa Finance Authority Revenue 4.75%, 8/1/2042	865,000	872,508
Iowa Finance Authority, Midwestern Disaster Area Revenue:
5.00%, 12/1/2019	2,985,000	3,060,162
5.00%, 5/15/2041	140,000	155,445
5.25%, 12/1/2025	1,470,000	1,517,584
5.50%, 12/1/2022	1,450,000	1,479,754
5.88%, 12/1/2027 (b)	1,270,000	1,314,399
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,505,000	1,505,030

		9,904,882

KANSAS — 0.5%
City of Overland Park KS 6.00%, 12/15/2032	200,000	179,044
KS Independent College Finance Authority & Educational Facilities Revenue Series A, 5.80%, 3/1/2037	415,000	425,458

See accompanying notes to financial statements.

264

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	$600,000	$600,864
Overland Park, KS, Development Corp., Revenue Series B, 5.13%, 1/1/2032 (a)	600,000	599,964
Wichita City, KS, Health Care Facilities Revenue:
Series IV-A, 5.63%, 5/15/2044	885,000	931,772
Series IV-A, 6.25%, 5/15/2034	500,000	506,490

		3,243,592

KENTUCKY — 0.6%
Ashland, KY, Medical Center Revenue 4.00%, 2/1/2036	215,000	216,239
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 8/15/2046	150,000	159,639
6.25%, 11/15/2046	200,000	199,182
6.38%, 11/15/2051	940,000	943,657
Series A, 4.00%, 7/1/2029	310,000	320,890
Series A, 4.25%, 7/1/2035	200,000	202,860
Series A, 5.00%, 7/1/2026	95,000	108,584
Kentucky, State Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	142,226
Louisville/Jefferson County Metropolitan Government:
Series A, 5.00%, 12/1/2020	250,000	273,523
Series A, 5.75%, 10/1/2042	105,000	120,379
Ohio, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,143,821

		3,831,000

LOUISIANA — 1.8%
City of New Orleans LA Sewerage Service Revenue 5.00%, 6/1/2040	1,000,000	1,128,000
City of New Orleans LA Water System Revenue 5.00%, 12/1/2040	1,000,000	1,129,540
City of Shreveport, LA, Water & Sewer Revenue 5.00%, 12/1/2040	250,000	284,560
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,179,522
Louisiana Public Facilities Authority Revenue::
4.00%, 5/15/2041	500,000	508,210
4.50%, 7/1/2037 (a)	120,000	120,012
5.00%, 11/1/2041	650,000	703,320
Series A, 5.00%, 11/1/2045	670,000	721,985
Louisiana, State Environmental Facilities & Community Development Authority Revenue:
6.75%, 11/1/2032	500,000	507,505
Series A-2, 6.50%, 11/1/2035	600,000	682,758
Series A-REMK, 6.50%, 8/1/2029	3,100,000	3,497,327
New Orleans, LA, Aviation Board Revenue Series B, AMT, 5.00%, 1/1/2036	125,000	142,651
St. Tammany Parish Finance Authority Revenue 5.25%, 11/15/2037	250,000	258,158

		10,863,548

MAINE — 0.5%
Maine Health & Higher Educational Facilities Authority Revenue:
4.00%, 7/1/2041	100,000	89,064
5.00%, 7/1/2025	120,000	131,714
5.00%, 7/1/2033	545,000	569,394
5.00%, 7/1/2043	1,000,000	1,029,230
6.75%, 7/1/2036	500,000	550,005
Series A, 4.00%, 7/1/2046	275,000	239,195
Series A, 5.00%, 7/1/2046	35,000	36,075
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	527,132

		3,171,809

MARYLAND — 1.2%
Anne Arundel County Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	313,308
Baltimore, MD, Special Obligation Bond Revenue Series A, 4.50%, 9/1/2033	2,025,000	2,073,073
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	347,405
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	437,992
Maryland Economic Development Corp.:
4.38%, 7/1/2036	225,000	225,608
5.00%, 3/31/2024	105,000	118,134
5.00%, 3/31/2030	145,000	166,910
5.00%, 3/31/2051	100,000	110,346
5.75%, 9/1/2025	500,000	505,270
Maryland Health & Higher Educational Facilities Authority Revenue:
3.50%, 7/1/2026	100,000	104,880
5.00%, 7/1/2024	100,000	117,939
5.00%, 7/1/2027	140,000	164,125
5.00%, 10/1/2042	310,000	337,395
5.00%, 7/1/2045	1,040,000	1,133,662
Series A, 5.00%, 7/1/2038	700,000	771,960
Series A, 5.00%, 8/15/2041	470,000	521,112

		7,449,119

MASSACHUSETTS — 0.9%
Massachusetts Health & Educational Facilities Authority Revenue 5.38%, 7/1/2035	500,000	536,085
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	100,000	101,651
4.00%, 7/1/2045	350,000	353,588
5.00%, 4/15/2040	200,000	214,094
5.13%, 7/1/2040	100,000	106,666
5.25%, 7/1/2023	500,000	574,175
Series B, 4.88%, 11/1/2042 (b)	500,000	500,730
Series F, 5.63%, 7/15/2036	120,000	134,261

See accompanying notes to financial statements.

265

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series G, 5.00%, 7/1/2044	$200,000	$212,332
Series I, 5.00%, 7/1/2038	1,250,000	1,430,050
Massachusetts, Development Finance Agency, First Mortgage Revenue 5.00%, 7/1/2025	240,000	279,804
Massachusetts, Development Finance Agency, Hospital Revenue 5.25%, 11/15/2041	100,000	112,655
Massachusetts, Educational Financing Authority Revenue Series J, 5.63%, 7/1/2029	350,000	381,447
Massachusetts, Port Authority Facilities Revenue Series A, 5.00%, 1/1/2027 (a)	690,000	696,665

		5,634,203

MICHIGAN — 1.6%
Conner Creek Academy, MI, Public School Revenue Series A, 5.00%, 11/1/2026	800,000	650,088
Detroit Community High School Revenue:
5.65%, 11/1/2025	850,000	571,676
5.75%, 11/1/2035	500,000	301,590
Detroit, MI, Sewage Disposal System Revenue:
Series A, 5.00%, 7/1/2021	540,000	603,563
Series B, 5.50%, 7/1/2029 (a)	145,000	174,887
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	130,444
Michigan Finance Authority Series D4, 5.00%, 7/1/2034	750,000	835,088
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	470,000	394,104
Michigan Strategic Fund, Tax Allocation Series A, 4.13%, 7/1/2045 (f)	1,805,000	1,836,335
Michigan Tobacco Settlement Finance Authority Series A, 6.00%, 6/1/2048	1,420,000	1,379,516
Michigan, State Finance Authority Revenue Series D-2, 5.00%, 7/1/2034	400,000	440,096
Michigan, State Tobacco Settlement Finance Authority Revenue Series A, 6.88%, 6/1/2042	1,000,000	1,037,340
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,022,750
Wayne County, MI, Airport Authority Revenue 5.38%, 12/1/2032 (a)	590,000	617,954

		9,995,431

MINNESOTA — 1.1%
Baytown Township, MN, Lease Revenue:
Series A, 3.00%, 8/1/2019	200,000	200,158
Series A, 3.00%, 8/1/2020	215,000	214,306
Series A, 3.00%, 8/1/2021	210,000	207,686
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	179,707
City of Brooklyn, MN Series A, 4.75%, 7/1/2025	80,000	81,278
City of Cloud, MN, Revenue:
Series A, 4.00%, 5/1/2037	355,000	374,734
Series A, 5.00%, 4/1/2046	150,000	105,202
City of Independence, MN, Revenue Series A, 4.25%, 7/1/2026	1,000,000	982,390
Maple Grove, MN, Revenue 5.00%, 9/1/2027	230,000	268,479
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,021,870
St. Paul Housing & Redevelopment Authority Revenue:
5.00%, 11/15/2023	775,000	885,197
5.00%, 11/15/2025	150,000	162,910
5.13%, 12/1/2038	390,000	406,349
5.25%, 11/15/2035	515,000	550,715
5.75%, 7/1/2047 (b)	1,000,000	956,510
Woodbury Housing & Redevelopment Authority Revenue 5.25%, 12/1/2049	340,000	346,909

		6,944,400

MISSISSIPPI — 0.2%
Gulfport, MS, Hospital Facilities Revenue 5.00%, 7/1/2027	220,000	254,870
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	243,913
Mississippi Business Finance Corp., Revenue 4.55%, 12/1/2028	320,000	320,064
Mississippi Development Bank 6.25%, 10/1/2026	550,000	624,486

		1,443,333

MISSOURI — 1.0%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	870,000	981,569
Grandview Industrial Development Authority, General Obligation Series A, 5.00%, 5/1/2042 (b)	245,000	222,404
Jennings City, MO, Revenue 5.00%, 11/1/2023	345,000	327,985
Kansas City, MO, Airport Revenue Series A, 5.25%, 9/1/2027	320,000	361,027
Lees Summit, MO, Industrial Development Authority Revenue Series A, 5.00%, 8/15/2017	1,400,000	1,406,524
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	225,000	228,490
6.00%, 5/1/2042	435,000	440,724
Missouri Development Finance Board Revenue Series C, 3.25%, 3/1/2028	100,000	100,036

See accompanying notes to financial statements.

266

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	$280,000	$281,865
5.25%, 2/1/2026	205,000	232,025
Series A, 5.00%, 2/1/2036	500,000	539,030
Series B, 5.00%, 12/1/2026	150,000	180,721
Raymore, MO, Tax Increment Limited Obligation, Tax Allocation Series A, 4.00%, 5/1/2020	340,000	347,062
St Louis County Industrial Development Authority 5.00%, 12/1/2025	315,000	334,848

		5,984,310

MONTANA — 0.0% (g)
Kalispell, MT, Health Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	103,341

NEBRASKA — 0.1%
Central Plains Energy Project Series A, 5.25%, 12/1/2021	325,000	366,229

NEVADA — 0.4%
Las Vegas, NV, Special Assessment 5.00%, 6/1/2025	480,000	496,253
Las Vegas, Redevelopment Agency:
3.13%, 6/15/2033	295,000	268,795
3.38%, 6/15/2036	125,000	114,783
North Las Vegas, NV, Wastewater Reclamation, General Obligation 4.50%, 10/1/2036 (a)	250,000	244,222
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A, 6.75%, 6/15/2028 (b)	1,000,000	1,023,880
Washoe County, NV, Revenue:
5.00%, 2/1/2043	110,000	115,776
Series B, VRN, 3.00%, 3/1/2036 (f)	255,000	267,747

		2,531,456

NEW HAMPSHIRE — 0.1%
New Hampshire Business Finance Authority Revenue 4.00%, 4/1/2029 (b) (f)	320,000	318,928
New Hampshire Health & Education Facilities Authority Revenue 5.00%, 7/1/2042	485,000	518,809

		837,737

NEW JERSEY — 6.6%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	535,000	535,070
Camden County, Improvement Authority Revenue 5.00%, 2/15/2033	200,000	219,328
Casino Reinvestment Development Authority Revenue:
5.00%, 11/1/2023	200,000	217,478
5.25%, 11/1/2044	500,000	508,485
Garden State Preservation Trust Revenue Series A, 4.00%, 11/1/2018	200,000	205,500
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	790,000	863,154
New Jersey Turnpike Authority Series A, 5.00%, 1/1/2034	1,000,000	1,133,480
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	570,000	588,086
5.00%, 3/1/2024	100,000	106,468
5.00%, 6/15/2024	775,000	843,874
5.00%, 3/1/2026	810,000	851,326
5.00%, 6/1/2032	145,000	162,464
5.13%, 1/1/2034	1,000,000	1,083,800
5.25%, 9/15/2029	50,000	54,408
5.25%, 1/1/2044	250,000	258,052
5.50%, 9/1/2021	700,000	752,178
5.75%, 9/15/2027	1,000,000	1,102,220
7.10%, 11/1/2031 (h)	1,000,000	—
Series A, 5.00%, 7/1/2029	165,000	179,669
Series A, 5.00%, 6/1/2036	390,000	394,181
Series A, 5.00%, 6/15/2037	220,000	228,050
Series A, 5.13%, 6/15/2043	100,000	103,534
Series B, Zero Coupon, 7/1/2027	160,000	112,253
Series B, 5.00%, 11/1/2022	2,100,000	2,246,895
Series EE, 5.25%, 9/1/2024	200,000	212,016
Series II, 5.00%, 3/1/2025	1,000,000	1,045,870
New Jersey, Educational Facilities Authority Revenue:
3.50%, 7/1/2031	355,000	359,260
Series D, 5.25%, 7/1/2037	170,000	170,187
New Jersey, Health Care Facilities Financing Authority Revenue:
3.88%, 7/1/2039	280,000	281,268
5.00%, 7/1/2025	150,000	173,285
5.00%, 7/1/2026	555,000	642,257
5.00%, 7/1/2029	300,000	336,840
5.75%, 7/1/2037	970,000	992,523
Series A, 5.25%, 10/1/2024	110,000	116,166
New Jersey, Higher Education Student Assistance Authority Revenue:
Series 1, 5.00%, 12/1/2022	430,000	467,191
Series 1B, 4.00%, 12/1/2046	250,000	244,487
New Jersey, Transportation Trust Fund Authority Revenue:
Zero Coupon, 12/15/2031	500,000	245,525
5.00%, 6/15/2028	660,000	674,447
5.00%, 6/15/2030	1,500,000	1,530,255
Series A, Zero Coupon, 12/15/2025	460,000	318,495
Series A, Zero Coupon, 12/15/2040	755,000	221,827
Series A, 5.50%, 12/15/2023	250,000	277,085
Series C, Zero Coupon, 12/15/2025 (a)	155,000	112,885
Series C-REMK, 5.25%, 6/15/2032	3,000,000	3,160,590
Salem County, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2023	1,250,000	1,357,037
South Jersey Transportation Authority LLC, Revenue Series A, 5.00%, 11/1/2034	150,000	165,255
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A, 4.63%, 6/1/2026	2,000,000	2,005,000

See accompanying notes to financial statements.

267

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series 1A, 4.75%, 6/1/2034	$3,605,000	$3,566,426
Series 1A, 5.00%, 6/1/2029	1,355,000	1,358,360
Series 1A, 5.00%, 6/1/2041	7,175,000	7,031,500

		39,815,990

NEW MEXICO — 0.3%
Farmington, NM, Pollution Control Revenue 5.90%, 6/1/2040	1,000,000	1,098,720
Mariposa East Public Improvement District, Special Assessment:
Series A, 5.90%, 9/1/2032	35,000	34,672
Series B, 5.90%, 9/1/2032	150,000	135,282
Series C, 5.90%, 9/1/2032	220,000	187,462
Series D, Zero Coupon, 9/1/2032	190,000	26,568
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	575,000	592,313

		2,075,017

NEW YORK — 6.8%
Albany Capital Resource Corp., Revenue 5.00%, 5/1/2026	100,000	120,768
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.00%, 11/15/2037	1,000,000	1,068,320
Build NYC Resource Corp.:
5.00%, 7/1/2030	525,000	605,262
5.00%, 7/1/2031	250,000	286,680
5.00%, 1/1/2035 (b)	265,000	284,875
5.25%, 11/1/2034	250,000	258,275
5.50%, 11/1/2044	500,000	518,545
Series A, 5.00%, 4/1/2033	120,000	124,853
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	750,000	785,228
Dutchess County, Local Development Corp., Revenue Series A, 5.00%, 7/1/2045	135,000	150,725
Erie Tobacco Asset Securitization Corp., Revenue Series A, 5.00%, 6/1/2045	615,000	609,219
Hempstead Town, NY, Local Development Corp., Revenue 5.00%, 9/1/2038	250,000	284,293
Hudson, NY, Yards Infrastructure Corp., Revenue 5.75%, 2/15/2047	200,000	229,410
Jefferson County Industrial Development Agency Revenue 5.25%, 1/1/2024 (b)	215,000	201,298
Long Island, NY, Power Authority Electric Systems Revenue Series B, 5.00%, 9/1/2038	990,000	1,124,798
Metropolitan Transportation Authority Series D1, 5.25%, 11/15/2044	510,000	601,652
Nassau County Tobacco Settlement Corp. Series A-3, 5.13%, 6/1/2046	620,000	612,324
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	1,000,000	1,106,020
Nassau County, NY, Local Economic Assistance Corp., Revenue:
5.00%, 7/1/2023	100,000	116,155
5.00%, 7/1/2033	225,000	249,039
Nassau County, Tobacco Settlement Corp.:
Series A-2, 5.25%, 6/1/2026	600,000	600,036
Series A-3, 5.00%, 6/1/2035	950,000	937,346
New Rochelle, NY, Industrial Development Agency Revenue 5.25%, 7/1/2027	765,000	641,567
New York & New Jersey, Port Authority Revenue 5.50%, 12/1/2031 (a)	185,000	206,099
New York City Industrial Development Agency:
5.00%, 1/1/2023 (a)	550,000	551,777
7.00%, 3/1/2049 (a)	200,000	219,066
New York Counties Tobacco Trust IV:
Series A, 5.00%, 6/1/2042	430,000	420,867
Series A, 5.00%, 6/1/2045	740,000	711,762
New York Liberty Development Corp., Revenue:
5.00%, 9/15/2043	150,000	167,331
5.25%, 10/1/2035	830,000	1,033,624
5.50%, 10/1/2037	135,000	174,161
Series 1, 5.00%, 11/15/2044 (b)	6,150,000	6,575,641
Series 2, 5.38%, 11/15/2040 (b)	1,295,000	1,421,560
New York State Dormitory Authority Revenue:
5.00%, 12/1/2029 (b)	300,000	338,658
5.25%, 7/1/2035	210,000	222,170
Series A, 4.25%, 5/1/2042	745,000	752,256
Series A, 5.50%, 1/1/2039	100,000	110,561
Series D, 4.25%, 5/1/2039	200,000	211,170
New York State Transportation Development Corp.:
5.00%, 1/1/2023	110,000	125,942
5.00%, 8/1/2026	1,360,000	1,459,498
5.00%, 8/1/2031	930,000	989,585
Series A, 5.00%, 7/1/2041	2,795,000	3,035,677
New York, NY, Housing Development Corp., Mortgage Revenue 3.50%, 2/15/2048	1,250,000	1,269,038
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (a)	1,000,000	1,002,350
5.75%, 10/1/2037 (c) e)	1,000,000	320,000
New York, State Convention Center Development Corp., Revenue Series B, Zero Coupon, 11/15/2033	175,000	95,345
New York, State Dormitory Authority Revenue, Non State Supported Debt Series A, 5.00%, 7/1/2026	200,000	239,110
Niagara Area Development Corp., Revenue 5.25%, 11/1/2042 (b)	500,000	502,015

See accompanying notes to financial statements.

268

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Niagara Frontier Transportation Authority Revenue Series A, 5.00%, 4/1/2028	$425,000	$477,075
Onondaga Civic Development Corp., Revenue:
5.00%, 7/1/2027	430,000	490,462
5.00%, 7/1/2029	475,000	534,950
Ramapo, NY, Local Development Corp., Revenue:
5.00%, 3/15/2028	295,000	314,865
5.00%, 3/15/2041	275,000	284,776
Suffolk Tobacco Asset Securitization Corp. Series C, 6.63%, 6/1/2044	500,000	533,585
Town of Oyster Bay NY, General Obligation Series A, 5.00%, 3/15/2020	365,000	380,753
Troy, NY, Capital Resource Corp., Revenue Series A, 5.13%, 9/1/2040	495,000	541,406
TSASC, Inc., NY, Revenue:
5.00%, 6/1/2045	905,000	945,644
5.00%, 6/1/2048	1,200,000	1,224,708
Westchester County, NY, Healthcare Corp., Revenue:
Series A, 4.50%, 11/1/2026	225,000	245,099
Series A-REMK, 5.00%, 11/1/2030	225,000	244,942
Westchester County, NY, Local Development Corp., Revenue:
3.75%, 11/1/2037	275,000	266,228
Series A, 3.38%, 6/1/2042	250,000	228,128
Series A, 5.00%, 6/1/2025 (b)	1,000,000	1,047,450

		41,432,022

NORTH CAROLINA — 0.5%
North Carolina Agricultural & Technical State University Series A, 4.00%, 10/1/2045	650,000	672,620
North Carolina Capital Facilities Finance Agency 5.00%, 3/1/2034	500,000	538,500
North Carolina Medical Care Commission:
5.00%, 10/1/2030	150,000	170,151
5.00%, 7/1/2045	500,000	510,175
North Carolina, Department of Transportation Revenue:
5.00%, 6/30/2054	575,000	608,545
AMT, 5.00%, 12/31/2037	250,000	270,618

		2,770,609

NORTH DAKOTA — 0.1%
Williston Parks & Recreation District:
Series A, 4.00%, 3/1/2023	355,000	344,286
Series A, 4.00%, 3/1/2032	190,000	162,235

		506,521

OHIO — 4.5%
American Municipal Power, Inc., Revenue 5.00%, 2/15/2038	15,000	15,329
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.13%, 6/1/2024	3,340,000	3,225,004
Series A-2, 5.38%, 6/1/2024	2,415,000	2,338,106
Series A-2, 5.75%, 6/1/2034	4,915,000	4,754,869
Series A-2, 5.88%, 6/1/2030	150,000	147,345
Series A-2, 5.88%, 6/1/2047	4,660,000	4,538,188
Series A-2, 6.00%, 6/1/2042	2,235,000	2,194,345
Series A-2, 6.50%, 6/1/2047	2,405,000	2,390,714
Series A-3, 6.25%, 6/1/2037	1,000,000	1,006,780
Butler County, OH, Port Authority Revenue 6.38%, 1/15/2043 (b)	175,000	176,048
Hamilton, OH, Health Care Revenue 5.00%, 6/1/2042	620,000	682,267
Montgomery County, OH, Revenue 5.45%, 10/1/2038	175,000	193,141
Muskingum, OH, Hospital Revenue:
5.00%, 2/15/2033	1,000,000	1,065,430
5.00%, 2/15/2044	200,000	209,668
Ohio, State Air Quality Development Authority Revenue:
6.75%, 6/1/2024	500,000	522,100
Series B, 3.63%, 10/1/2033 (e) (f)	250,000	106,250
Series C, 5.63%, 6/1/2018	500,000	494,430
Series E, 5.63%, 10/1/2019	610,000	632,814
Ohio, State Water Development Authority Revenue:
4.00%, 1/1/2034 (f)	400,000	170,000
Series A, 3.00%, 5/15/2019	250,000	106,250
Series B, 3.63%, 10/1/2033 (e) (f)	325,000	138,125
Series C-REMK, 3.95%, 11/1/2032 (e) (f)	125,000	53,125
Port of Greater Cincinnati Development Authority Series B, 5.00%, 12/1/2046	240,000	241,694
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	430,000	457,305
Southeastern Ohio Port Authority, Hospital Facilities Revenue:
5.75%, 12/1/2032	100,000	109,702
6.00%, 12/1/2042	550,000	605,633
Toledo-Lucas County, OH, Port Authority Revenue Series A, 5.00%, 7/1/2039	750,000	788,400

		27,363,062

OKLAHOMA — 0.5%
Comanche County Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	462,618
Payne County, OK, Economic Development Authority Revenue 4.75%, 11/1/2023	300,000	294,738
Rogers County, OK, Educational Facilities Authority, Educational Facilities Lease Revenue Series A, 5.00%, 9/1/2020	375,000	415,549

See accompanying notes to financial statements.

269

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Tulsa Airports Improvement Trust:
5.00%, 6/1/2035 (f)	$1,000,000	$1,079,390
5.50%, 12/1/2035	1,000,000	1,076,970

		3,329,265

OREGON — 0.5%
Hospital Facilities Authority of Multnomah County Oregon Revenue:
5.00%, 12/1/2036	400,000	442,368
Series A, 5.50%, 10/1/2049	1,000,000	1,064,210
Oregon, State Facilities Authority Revenue Series A, 6.38%, 9/1/2040 (b)	750,000	868,215
Salem Hospital Facility Authority Revenue Series A, 4.00%, 5/15/2041	385,000	396,596
Yamhill County Hospital Authority 4.00%, 11/15/2026	65,000	65,830

		2,837,219

PENNSYLVANIA — 4.0%
Allegheny County Hospital Development Authority Revenue:
Series A, 5.00%, 4/1/2025	325,000	325,013
Series A, 5.13%, 4/1/2035	500,000	473,185
Allegheny, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	230,113
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue 5.00%, 5/1/2042 (d)	500,000	518,700
Centre County Hospital Authority Revenue:
Series A, 4.00%, 11/15/2035	200,000	209,568
Series C, 3.75%, 11/15/2041	375,000	378,214
Chester County Industrial Development Authority Revenue:
5.00%, 10/1/2034	250,000	261,740
5.00%, 10/1/2044	215,000	222,516
City of Philadelphia PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	110,796
Series B, 5.00%, 8/1/2033	110,000	123,839
Cumberland County Municipal Authority Revenue:
5.00%, 1/1/2031	1,000,000	1,114,160
5.00%, 1/1/2038	295,000	314,550
Delaware County, Authority Revenue:
4.00%, 10/1/2019	130,000	128,999
5.25%, 10/1/2032	115,000	109,650
Delaware County, Industrial Development Authority Revenue Series A, 6.13%, 8/15/2040	625,000	568,694
Delaware Valley Regional Finance Authority Revenue 5.75%, 7/1/2032	100,000	126,088
Fulton County Industrial Development Authority Revenue:
4.00%, 7/1/2028	300,000	289,494
5.00%, 7/1/2040	945,000	962,832
Lancaster County, PA, Hospital Authority:
2.88%, 7/1/2021	250,000	253,025
5.00%, 4/1/2027	420,000	435,553
Lehigh County, PA, General Purpose Authority Revenue 4.00%, 11/1/2041	400,000	413,228
Lycoming County, PA, Authority Revenue 3.00%, 5/1/2022	120,000	125,864
Monroe County, PA, Industrial Development Authority Tax Allocation 6.88%, 7/1/2033 (b)	370,000	381,411
Montgomery County, PA, Industrial Development Authority Revenue:
4.00%, 12/1/2039	700,000	677,796
5.00%, 11/15/2036	1,000,000	1,102,990
5.25%, 1/1/2040	205,000	206,515
Moon Industrial Development Authority Revenue 6.00%, 7/1/2045	1,000,000	1,071,420
Northampton County, General Purpose
Authority Revenue 3.88%, 10/1/2045	245,000	243,290
Pennsylvania Economic Development Financing Authority:
5.00%, 12/31/2026	2,565,000	3,026,854
5.00%, 12/31/2034	400,000	449,264
Pennsylvania, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	750,000	820,987
Pennsylvania, State Economic Development Financing Authority Revenue:
6.00%, 6/1/2031	515,000	516,015
Series A, 2.63%, 11/1/2021	950,000	981,977
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	153,629
5.00%, 11/1/2027	1,005,000	1,022,819
5.00%, 11/1/2042	140,000	139,392
Series A, 6.50%, 9/1/2038	190,000	208,223
Philadelphia, PA, Airport System Revenue:
Series A, 5.00%, 6/15/2020	295,000	324,453
Series A, 5.00%, 6/15/2022	165,000	185,450
Philadelphia, PA, Authority for Industrial Development Revenue
Series A, 4.00%, 9/1/2047	285,000	294,465
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A, 5.63%, 7/1/2042	1,210,000	1,299,830
Philadelphia, PA, School District, General Obligation:
Series D, 3.00%, 9/1/2019	110,000	111,797
Series E, 5.00%, 9/1/2020	945,000	1,024,928
Series E, 5.25%, 9/1/2023	200,000	217,650
Philadelphia, PA, State Public School Building Authority 5.00%, 4/1/2029	150,000	159,108
Scranton Redevelopment Authority Series A, 5.00%, 11/15/2028	195,000	201,494

See accompanying notes to financial statements.

270

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Scranton, PA, General Obligation:
5.00%, 11/15/2032	$380,000	$393,266
Series B, 4.35%, 9/1/2020 (a)	745,000	745,618
Wilkes-Barre, PA, Finance Authority Revenue 5.00%, 11/1/2040	545,000	595,799

		24,252,261

PUERTO RICO — 9.1%
Children’s Trust Fund, Tobacco Settlement Revenue:
5.50%, 5/15/2039	575,000	577,725
5.63%, 5/15/2043	2,125,000	2,126,339
Commonwealth of Puerto Rico, General Obligation:
Zero Coupon, 7/1/2017	85,000	42,707
Series A, 5.00%, 7/1/2018 (c) (e)	530,000	318,000
Series A, 5.00%, 7/1/2027 (c)	250,000	150,000
Series A, 5.00%, 7/1/2029 (c) (e)	830,000	498,000
Series A, 5.00%, 7/1/2033 (c) (e)	390,000	233,271
Series A, 5.00%, 7/1/2041 (c) (e)	3,110,000	1,757,150
Series A, 5.25%, 7/1/2022 (c) (e)	100,000	60,000
Series A, 5.25%, 7/1/2023 (c) (e)	1,600,000	960,000
Series A, 5.25%, 7/1/2029 (c) (e)	220,000	132,000
Series A, 5.25%, 7/1/2031 (c) (e)	110,000	65,863
Series A, 5.25%, 7/1/2034 (c) (e)	375,000	225,000
Series A, 5.38%, 7/1/2033 (c) (e)	455,000	268,450
Series A, 5.50%, 7/1/2023 (c) (e)	200,000	120,500
Series A, 5.50%, 7/1/2032 (c) (e)	415,000	250,556
Series A, 5.50%, 7/1/2039 (c) (e)	250,000	148,125
Series A, 5.75%, 7/1/2028 (c) e)	100,000	60,000
Series A, 8.00%, 7/1/2035 (c)	900,000	545,625
Series C, 5.75%, 7/1/2032 (c) (e)	290,000	175,088
Series E, 5.38%, 7/1/2030 (c) (e)	260,000	155,675
Series E, 5.63%, 7/1/2032 (c) (e)	430,000	259,612
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.25%, 7/1/2025	200,000	160,506
Series A, 5.00%, 7/1/2033	1,825,000	1,446,404
Series A, 5.13%, 7/1/2037	255,000	200,178
Series A, 5.25%, 7/1/2029	1,250,000	1,009,412
Series A, 5.25%, 7/1/2042	3,255,000	2,534,668
Series A, 6.00%, 7/1/2038	580,000	472,016
Series A, 6.00%, 7/1/2044	465,000	376,664
Series B, 4.45%, 7/1/2018	100,000	82,853
Puerto Rico Commonwealth, General Obligation:
Zero Coupon, 7/1/2018	505,000	241,637
4.50%, 7/1/2023 (a)	105,000	105,140
4.50%, 7/1/2023 (c)	260,000	151,091
5.00%, 7/1/2020 (c) (e)	150,000	90,000
Series A, 4.00%, 7/1/2021 (c) (e)	260,000	151,783
Series A, 5.00%, 7/1/2029 (c) (e)	1,610,000	966,000
Series A, 5.00%, 7/1/2034 (c) (e)	1,385,000	827,537
Series A, 5.13%, 7/1/2024 (c) (e)	1,435,000	861,000
Series A, 5.13%, 7/1/2031 (c) (e)	195,000	116,756
Series A, 5.13%, 7/1/2037 (c) (e)	410,000	246,000
Series A, 5.25%, 7/1/2025 (c) (e)	2,070,000	1,242,000
Series A, 5.25%, 7/1/2030 (c) (e)	100,000	59,875
Series A, 5.50%, 7/1/2019 (a)	880,000	908,758
Series A, 5.63%, 7/1/2031 (c) (e)	245,000	147,919
Series A, 5.75%, 7/1/2041 (c) (e)	3,280,000	1,918,800
Series A, 6.00%, 7/1/2040 (c) (e)	320,000	188,000
Series B, 4.10%, 7/1/2018 (c) (e)	650,000	343,687
Series C, 5.75%, 7/1/2036 (c) (e)	975,000	586,833
Series C, 6.00%, 7/1/2035 (c) (e)	200,000	121,626
Puerto Rico Convention Center District Authority Revenue Series A, 5.00%, 7/1/2020 (a)	100,000	100,208
Puerto Rico Electric Power Authority Revenue:
5.00%, 7/1/2028	170,000	103,700
Series A, 4.80%, 7/1/2029	270,000	164,700
Series A, 5.00%, 7/1/2042	300,000	183,000
Series A, 5.05%, 7/1/2042	190,000	115,900
Series AAA, 5.25%, 7/1/2021	100,000	61,000
Series AAA, 5.25%, 7/1/2022	195,000	118,950
Series AAA, 5.25%, 7/1/2026	110,000	67,100
Series AAA, 5.25%, 7/1/2027	635,000	387,350
Series DDD, 3.30%, 7/1/2019	140,000	85,400
Series DDD, 5.00%, 7/1/2021	140,000	85,400
Series LL, 5.50%, 7/1/2018 (a)	400,000	412,376
Series RR, 5.00%, 7/1/2022 (a)	135,000	136,508
Series RR, 5.00%, 7/1/2026	140,000	123,904
Series TT, 4.20%, 7/1/2019	100,000	61,000
Series TT, 5.00%, 7/1/2020	130,000	79,300
Series TT, 5.00%, 7/1/2021	255,000	155,550
Series TT, 5.00%, 7/1/2023	435,000	265,350
Series TT, 5.00%, 7/1/2025	300,000	183,000
Series TT, 5.00%, 7/1/2032	510,000	311,100
Series TT, 5.00%, 7/1/2037	1,400,000	854,000
Series V V, 5.25%, 7/1/2025 (a)	175,000	188,489
Series V V, 5.25%, 7/1/2027 (a)	390,000	433,606
Series V V, 5.50%, 7/1/2020	175,000	106,750
Series WW, 5.00%, 7/1/2028	465,000	283,650
Series WW, 5.38%, 7/1/2023	330,000	201,300
Series WW, 5.50%, 7/1/2021	140,000	85,400
Series WW, 5.50%, 7/1/2038	605,000	369,050
Series XX, 5.25%, 7/1/2035	200,000	122,000
Series XX, 5.25%, 7/1/2040	840,000	512,400
Series XX, 5.75%, 7/1/2036	25,000	15,250
Series ZZ, 4.38%, 7/1/2021	240,000	146,400
Series ZZ, 4.75%, 7/1/2027	215,000	131,150
Series ZZ, 5.00%, 7/1/2017	100,000	61,000
Series ZZ, 5.25%, 7/1/2019	1,260,000	768,600
Series ZZ, 5.25%, 7/1/2024	435,000	265,350
Series ZZ, 5.25%, 7/1/2026	210,000	128,100
Puerto Rico Highways & Transportation Authority Revenue:
5.00%, 7/1/2028 (e)	310,000	29,450
5.25%, 7/1/2018 (e)	375,000	242,812
5.75%, 7/1/2020 (e)	215,000	139,213
5.75%, 7/1/2021 (e)	340,000	220,150
Series A, Zero Coupon, 7/1/2017 (a)	170,000	169,990
Series A, 4.75%, 7/1/2038 (e)	185,000	48,100
Series AA, 5.00%, 7/1/2035	180,000	106,348
Series CC, 5.50%, 7/1/2030	100,000	60,016
Series G, 5.00%, 7/1/2033 (e)	105,000	27,300

See accompanying notes to financial statements.

271

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series G, 5.00%, 7/1/2042 (e)	$755,000	$196,300
Series I, 5.00%, 7/1/2026 (e)	185,000	119,788
Series L, 5.25%, 7/1/2022 (e)	140,000	90,650
Series L, 5.25%, 7/1/2038 (a)	250,000	265,125
Series L, 5.25%, 7/1/2041 (a)	125,000	136,543
Series M, 5.00%, 7/1/2046 (e)	285,000	74,100
Series N, 5.25%, 7/1/2030 (a)	615,000	657,527
Series N, 5.25%, 7/1/2031 (a)	675,000	720,643
Series N, 5.25%, 7/1/2039 (e)	250,000	161,875
Series N, 5.50%, 7/1/2023 (e)	110,000	28,600
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority:
Series A, 5.00%, 7/1/2033 (a)	260,000	264,316
Series A, 6.00%, 7/1/2033	100,000	102,350
Puerto Rico Infrastructure Financing Authority Revenue:
Series B, 5.00%, 7/1/2021 (c) (e)	1,000,000	75,000
Series B, 5.00%, 7/1/2022 (c) (e)	140,000	10,500
Series B, 5.00%, 12/15/2022 (c) (e)	600,000	359,250
Series B, 5.00%, 7/1/2037 (c) (e)	510,000	38,250
Series B, 5.00%, 7/1/2041 (c) (e)	330,000	24,750
Series B, 5.00%, 7/1/2046 (c) (e)	555,000	41,625
Series C, 5.50%, 7/1/2020 (c) (e)	160,000	96,240
Series C, 5.50%, 7/1/2021 (c) (e)	110,000	66,165
Series C, 5.50%, 7/1/2023 (a)	115,000	123,554
Series C, 5.50%, 7/1/2024 (a)	415,000	449,005
Series C, 5.50%, 7/1/2026 (a)	290,000	314,850
Series C, 5.50%, 7/1/2027 (a)	470,000	511,868
Puerto Rico Public Buildings Authority Revenue:
5.50%, 7/1/2018 (c)	350,000	193,375
5.50%, 7/1/2019 (c)	115,000	63,538
5.75%, 7/1/2022 (c)	405,000	223,762
10.00%, 7/1/2034	900,000	490,500
Series C, 5.75%, 7/1/2019 (c)	100,000	55,250
Series D, 5.38%, 7/1/2033 (c)	180,000	98,325
Series G, 4.75%, 7/1/2032 (c)	280,000	152,950
Series G, 5.00%, 7/1/2026 (c)	460,000	253,575
Series I, 5.25%, 7/1/2029 (c)	470,000	253,212
Series I, 5.25%, 7/1/2033 (c)	830,000	453,387
Series M, 6.25%, 7/1/2022 (c)	295,000	164,094
Series M, 6.25%, 7/1/2023 (c)	260,000	144,625
Series N, 5.00%, 7/1/2032 (c)	650,000	352,625
Series N, 5.00%, 7/1/2037 (c)	395,000	214,781
Series N, 5.50%, 7/1/2020 (c)	155,000	85,638
Series N, 5.50%, 7/1/2027 (c)	210,000	115,500
Series P, 6.13%, 7/1/2023 (c)	240,000	133,200
Series P, 7.00%, 7/1/2021 (c)	220,000	123,200
Series S, 5.50%, 7/1/2023 (c)	245,000	135,363
Series S, 5.88%, 7/1/2039 (c)	215,000	115,563
Series U, 5.25%, 7/1/2023 (c)	150,000	82,875
Series U, 5.25%, 7/1/2042 (c)	1,465,000	778,281
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
5.25%, 8/1/2057	745,000	446,069
Series A, Zero Coupon, 8/1/2031 (e)	375,000	33,853
Series A, 4.88%, 8/1/2024	100,000	25,875
Series A, 5.00%, 8/1/2040 (a)	240,000	247,920
Series A, 5.25%, 8/1/2030	1,370,000	354,487
Series A, 5.38%, 8/1/2039	3,915,000	1,013,006
Series A, 5.50%, 8/1/2028	415,000	107,381
Series A, 5.50%, 8/1/2037	500,000	129,375
Series A, 5.50%, 8/1/2042	2,720,000	703,800
Series A, 5.75%, 8/1/2037	585,000	151,369
Series A, 6.00%, 8/1/2042	635,000	165,894
Series A, 6.13%, 8/1/2029	100,000	26,250
Series A-1, 5.00%, 8/1/2043	300,000	77,625
Series B, 5.00%, 8/1/2024	310,000	80,213
Series B, 5.25%, 8/1/2027	1,190,000	307,912
Series C, Zero Coupon, 8/1/2038 (e)	600,000	34,872
Series C, 3.80%, 8/1/2023	200,000	116,500
Series C, 4.00%, 8/1/2027	435,000	260,456
Series C, 5.00%, 8/1/2022	510,000	306,321
Series C, 5.00%, 8/1/2035	270,000	69,863
Series C, 5.00%, 8/1/2040	4,180,000	2,502,775
Series C, 5.00%, 8/1/2046	2,570,000	1,538,787
Series C, 5.25%, 8/1/2040	4,610,000	2,766,000
Series C, 5.25%, 8/1/2041	275,000	71,156
Series C, 5.38%, 8/1/2036	590,000	152,663
Series C, 6.00%, 8/1/2031 (c)	250,000	148,438
SubSeries A-1, Zero Coupon, 8/1/2023 (e)	620,000	103,924

		55,158,776

RHODE ISLAND — 0.2%
Rhode Island, State Health & Educational Building Corp., Revenue 5.00%, 5/15/2028	250,000	283,985
Rhode Island, State Student Loan Authority, Student Loan Revenue Series A, 5.00%, 12/1/2023	235,000	262,032
Tobacco Settlement Financing Corp. R Tobgen Series A, 5.00%, 6/1/2024	375,000	429,203

		975,220

SOUTH CAROLINA — 1.2%
Richland County, SC, Environmental Improvement Revenue Series A, 3.88%, 4/1/2023	3,950,000	4,173,846
South Carolina Jobs - Economic Development Authority:
5.25%, 11/1/2036	500,000	500,020
Series A, 5.25%, 8/1/2030	1,150,000	1,253,661
South Carolina Jobs - Economic Development Authority Revenue Series A, 7.00%, 11/1/2033	270,000	298,091
South Carolina Ports Authority 4.00%, 7/1/2040	650,000	672,055
South Carolina Public Service Authority Revenue 5.00%, 12/1/2048	455,000	490,294

		7,387,967

TENNESSEE — 0.5%
Chattanooga-Hamilton County Hospital Authority Revenue 5.00%, 10/1/2039	825,000	879,656

See accompanying notes to financial statements.

272

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Johnson City Health & Educational Facilities Board Revenue 5.00%, 8/15/2042	$415,000	$444,561
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	271,423
Shelby County Health Educational & Housing Facilities Board Series A, 5.50%, 9/1/2047	400,000	415,420
Tennessee Energy Acquisition Corp., Gas Revenue:
5.00%, 2/1/2024	100,000	113,597
5.00%, 2/1/2027	160,000	186,483
Series A, 5.25%, 9/1/2022	190,000	218,365
Series A, 5.25%, 9/1/2026	450,000	537,795

		3,067,300

TEXAS — 5.8%
Bexar County, TX, Health Facilities Development Corp., Revenue 4.00%, 7/15/2036	400,000	405,760
Celina, TX, Special Assessment 5.50%, 9/1/2032	400,000	389,696
Central Texas, Turnpike System Revenue:
Series A, Zero Coupon, 8/15/2030 (a)	315,000	202,923
Series C, 5.00%, 8/15/2034	500,000	555,905
Series C, 5.00%, 8/15/2037	500,000	553,560
Clifton Higher Education Finance Corp., Revenue:
Series A, 3.95%, 12/1/2032	115,000	114,209
Series A, 4.35%, 12/1/2042	290,000	291,523
Dallas County Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	515,070
Dallas/Fort Worth International Airport Revenue:
5.00%, 11/1/2035	770,000	843,858
Series B, 5.00%, 11/1/2022	500,000	575,495
Series H, 5.00%, 11/1/2027	125,000	139,376
Danbury Higher Education Authority, Inc.:
5.25%, 8/15/2023	200,000	216,386
6.00%, 8/15/2028	230,000	256,742
Decatur Hospital, TX, Authority Revenue Series A-REF, 5.25%, 9/1/2029	335,000	361,726
Flower Mound Town, TX, Special Assessment 6.13%, 9/1/2028	500,000	521,680
Fort Bend County Industrial Development Corp., Revenue:
Series A-REMK 10/1, 4.75%, 5/1/2038	225,000	230,978
Series B, 4.75%, 11/1/2042	385,000	395,230
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	261,015
Hale Center Education Facilities Corp. 5.00%, 3/1/2035	150,000	163,701
Houston, TX, Airport System Revenue:
4.50%, 7/1/2020	1,150,000	1,217,505
6.50%, 7/15/2030	300,000	332,328
Series A, 5.00%, 7/1/2024	100,000	110,997
Series B-2, 5.00%, 7/15/2020	2,700,000	2,908,008
Love Field, TX, Airport Modernization Corp., Revenue Series AI, 5.25%, 11/1/2040	1,160,000	1,268,855
Lower Colorado River Authority Revenue Series B, 3.13%, 5/15/2033	290,000	283,234
Matagorda County Navigation District No. 1 Series A, 4.40%, 5/1/2030 (a)	220,000	244,127
Mesquite Health Facility Development Corp., Revenue 5.13%, 2/15/2042	1,000,000	1,035,990
Mission Economic Development Corp., Revenue:
6.50%, 12/1/2033 (b)	665,000	639,118
7.75%, 1/1/2045 (b)	940,000	915,541
New Hope, Cultural Education Facilities Corp., Revenue:
4.75%, 4/1/2034	200,000	209,030
5.00%, 7/1/2047	1,000,000	1,058,430
5.50%, 1/1/2049	1,000,000	1,024,680
Series A, 4.25%, 8/15/2027 (b)	250,000	250,083
Series A, 5.00%, 4/1/2046	335,000	352,403
Port Freeport, TX, Revenue Series B-2, 4.95%, 5/15/2033	105,000	107,355
Red River Education Finance Corp., Revenue 5.00%, 6/1/2046	1,070,000	1,167,178
Red River Health Facilities Development Corp., Revenue Series A, 7.50%, 11/15/2034	1,000,000	1,132,190
Tarrant County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 5/15/2027	500,000	494,605
4.50%, 11/15/2021	1,500,000	1,500,345
5.00%, 10/1/2044	1,000,000	1,060,420
5.63%, 11/15/2041	500,000	521,395
Series B, 4.50%, 11/15/2036	150,000	145,092
Texas Municipal Gas Acquisition & Supply Corp.I, Revenue Series D, 6.25%, 12/15/2026	1,820,000	2,213,484
Texas Private Activity Bond Surface Transportation Corp., Revenue:
5.00%, 12/31/2045	350,000	383,726
5.00%, 12/31/2055	490,000	532,669
7.00%, 6/30/2040	1,445,000	1,634,685
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue:
5.00%, 12/15/2022	1,175,000	1,352,472
5.00%, 12/15/2026	25,000	28,102
5.00%, 12/15/2030	325,000	359,395
5.00%, 12/15/2031	470,000	517,244
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 1/1/2046	180,000	195,914

See accompanying notes to financial statements.

273

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Tyler Health Facilities Development Corp. Series A, 5.38%, 11/1/2037	$1,040,000	$1,006,210
Westlake Town, TX, Special Assessment: 6.13%, 9/1/2035	395,000	391,331
6.25%, 9/1/2040	370,000	365,767
6.38%, 9/1/2045	505,000	500,440
Wood County Central Hospital District 6.00%, 11/1/2041	575,000	589,019

		35,044,200

U. S. VIRGIN ISLANDS — 0.8%
Virgin Islands Public Finance Authority, Revenue:
4.50%, 10/1/2024	350,000	287,899
Series A, 5.00%, 10/1/2025	10,000	8,450
Series A, 5.00%, 10/1/2029	2,250,000	1,845,000
Series A, 5.00%, 10/1/2032	415,000	329,917
Series A, 6.00%, 10/1/2039	500,000	352,700
Series B, 5.00%, 10/1/2025	290,000	230,141
Series B, 5.25%, 10/1/2029	370,000	288,345
Series B, 6.63%, 10/1/2029	250,000	205,275
Series C, 5.00%, 10/1/2030	1,000,000	772,850
Virgin Islands Water & Power Authority, Revenue:
Series A, 4.00%, 7/1/2021	115,000	80,299
Series A, 5.00%, 7/1/2031	580,000	331,760

		4,732,636

UTAH — 0.3%
Salt Lake, UT, Huntsman Cancer Foundation Series A-1, 5.00%, 12/1/2033 (f)	1,000,000	1,027,090
Utah, State Charter School Finance Authority Revenue:
Series A, 5.80%, 6/15/2038	600,000	606,342
Series A, 7.00%, 7/15/2045	110,000	119,065

		1,752,497

VERMONT — 0.0% (g)
Vermont, State Student Assistance Corp., Revenue Series B, AMT, 4.50%, 6/15/2045	115,000	114,998

VIRGINIA — 1.4%
Amherst Industrial Development Authority Revenue 5.00%, 9/1/2026	140,000	134,029
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	348,574
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	52,960
Fairfax County Economic Development Authority Series A, 5.00%, 10/1/2036	1,600,000	1,788,304
Lexington, Industrial Development Authority Revenue 4.00%, 1/1/2031	110,000	112,801
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	985,000	1,007,478
Norfolk Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	258,727
Stafford County Economic Development Authority 4.00%, 6/15/2037	300,000	305,886
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	1,600,000	1,565,904
Series C, Zero Coupon, 6/1/2047	500,000	45,485
Virginia College Building Authority, Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	937,510
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	529,180
5.50%, 1/1/2042	1,250,000	1,370,487

		8,457,325

WASHINGTON — 0.8%
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	763,581
Tacoma Consolidated Local Improvement Districts 5.75%, 4/1/2043	320,000	320,307
Washington, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	480,000	483,931
Series A, 5.00%, 2/1/2041	680,000	708,948
Washington, State Housing Finance Commission Revenue:
Series A, 6.00%, 7/1/2025 (b)	675,000	674,575
Series A, 6.75%, 7/1/2035 (b)	640,000	624,979
Series A, 7.00%, 7/1/2045 (b)	345,000	341,657
Series B, 2.80%, 7/1/2021 (b)	810,000	785,530

		4,703,508

WEST VIRGINIA — 0.0%(g)
West Virginia Economic Development Authority Revenue Series A, 5.38%, 12/1/2038	130,000	142,561
West Virginia Hospital Finance Authority Revenue 5.00%, 9/1/2026	100,000	114,383

		256,944

WISCONSIN — 2.6%
Platteville Redevelopment Authority, Revenue 5.00%, 7/1/2042	335,000	350,671
Public Finance Authority:
4.00%, 8/1/2035	1,140,000	1,104,113
5.00%, 9/1/2030 (b)	600,000	624,264
5.25%, 4/1/2030	775,000	827,638
5.25%, 3/1/2035 (b)	750,000	771,877
5.25%, 5/15/2052 (b)	2,300,000	2,441,841
5.88%, 4/1/2045	530,000	555,636
6.75%, 12/1/2042 (b)	4,000,000	4,179,880
Series A, 5.13%, 10/1/2045	415,000	421,067
Series A, 5.88%, 6/15/2047 (b)	800,000	779,456

See accompanying notes to financial statements.

274

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series A, 6.20%, 10/1/2042	$325,000	$346,652
Series A, 7.00%, 5/1/2040 (c)	630,000	333,894
Series A, 8.63%, 6/1/2047 (b)	600,000	693,216
Wisconsin Health & Educational Facilities Authority Revenue:
3.50%, 7/1/2040	625,000	582,750
4.00%, 7/1/2046	335,000	338,028
5.00%, 6/1/2022	760,000	868,612
5.50%, 5/1/2034	350,000	364,319

		15,583,914

TOTAL MUNICIPAL BONDS & NOTES
(Cost $600,773,339)		601,827,051

	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (i) (j)
(Cost $1,784,869)	1,784,869	1,784,869

TOTAL INVESTMENTS — 99.5% (Cost $602,558,208)		603,611,920

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		3,266,036

NET ASSETS — 100.0%		$606,877,956

(a)	Bond is insured by the following:

% of Net Assets
Ambac Financial Group	1.61%
National Public Finance Guarantee Corp	0.47%
Assured Guaranty Municipal Corp	0.43%
Assured Guaranty Corp	0.18%

(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.4% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $17,010,779 representing 2.8% of net assets.
(f)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(g)	Amount is less than 0.05% of net assets.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.As of June 30, 2017, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2017.

AMT = Alternative Minimum Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes
Alabama	$—	$10,691,897	$—		$10,691,897
Alaska	—	3,537,573	—		3,537,573
Arizona	—	11,373,097	—		11,373,097
Arkansas	—	3,828,745	—		3,828,745
California	—	84,894,638	—		84,894,638
Colorado	—	21,023,016	—		21,023,016
Connecticut	—	6,994,181	—		6,994,181
Delaware	—	749,040	—		749,040
District of Columbia	—	2,222,094	—		2,222,094
Florida	—	30,843,487	0	(a)	30,843,487
Georgia	—	5,931,144	—		5,931,144
Guam	—	4,604,104	—		4,604,104
Hawaii	—	352,506	—		352,506
Idaho	—	720,851	—		720,851
Illinois	—	50,165,209	—		50,165,209

See accompanying notes to financial statements.

275

SPDR Nuveen S&P High Yield Municipal Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Indiana	$—	$9,973,828	$—		$9,973,828
Iowa	—	9,904,882	—		9,904,882
Kansas	—	3,243,592	—		3,243,592
Kentucky	—	3,831,000	—		3,831,000
Louisiana	—	10,863,548	—		10,863,548
Maine	—	3,171,809	—		3,171,809
Maryland	—	7,449,119	—		7,449,119
Massachusetts	—	5,634,203	—		5,634,203
Michigan	—	9,995,431	—		9,995,431
Minnesota	—	6,944,400	—		6,944,400
Mississippi	—	1,443,333	—		1,443,333
Missouri	—	5,984,310	—		5,984,310
Montana	—	103,341	—		103,341
Nebraska	—	366,229	—		366,229
Nevada	—	2,531,456	—		2,531,456
New Hampshire	—	837,737	—		837,737
New Jersey	—	39,815,990	0	(a)	39,815,990
New Mexico	—	2,075,017	—		2,075,017
New York	—	41,432,022	—		41,432,022
North Carolina	—	2,770,609	—		2,770,609
North Dakota	—	506,521	—		506,521
Ohio	—	27,363,062	—		27,363,062
Oklahoma	—	3,329,265	—		3,329,265
Oregon	—	2,837,219	—		2,837,219
Pennsylvania	—	24,252,261	—		24,252,261
Puerto Rico	—	55,158,776	—		55,158,776
Rhode Island	—	975,220	—		975,220
South Carolina	—	7,387,967	—		7,387,967
Tennessee	—	3,067,300	—		3,067,300
Texas	—	35,044,200	—		35,044,200
U. S. Virgin Islands	—	4,732,636	—		4,732,636
Utah	—	1,752,497	—		1,752,497
Vermont	—	114,998	—		114,998
Virginia	—	8,457,325	—		8,457,325
Washington	—	4,703,508	—		4,703,508
West Virginia	—	256,944	—		256,944
Wisconsin	—	15,583,914	—		15,583,914
Short-Term Investment	1,784,869	—	—		1,784,869

TOTAL INVESTMENTS	$1,784,869	$601,827,051	$0		$603,611,920

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	12,008,938	10,224,069	1,784,869	$1,784,869	$2,391	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	79,017,773	79,017,773	—	—	12,912	—

TOTAL		$—				$1,784,869	$15,303	$—

See accompanying notes to financial statements.

276

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.5%
AUSTRALIA — 4.4%
Australia Government Bond:
1.00%, 11/21/2018	AUD	3,662,054	$2,840,191
1.25%, 2/21/2022	AUD	4,097,750	3,253,099
1.25%, 8/21/2040	AUD	1,862,820	1,467,433
2.00%, 8/21/2035	AUD	2,480,780	2,195,180
2.50%, 9/20/2030	AUD	2,653,236	2,448,389
3.00%, 9/20/2025	AUD	5,690,133	5,168,950
4.00%, 8/20/2020	AUD	5,316,642	4,538,838

			21,912,080

BRAZIL — 8.5%
Brazil Notas do Tesouro Nacional Serie B:
6.00%, 8/15/2018	BRL	10,358,114	3,168,116
6.00%, 5/15/2019	BRL	11,242,526	3,470,048
6.00%, 8/15/2020	BRL	7,495,018	2,314,007
6.00%, 5/15/2021	BRL	9,968,373	3,065,558
6.00%, 8/15/2022	BRL	18,527,683	5,690,188
6.00%, 5/15/2023	BRL	8,754,180	2,692,681
6.00%, 8/15/2024	BRL	7,346,318	2,276,089
6.00%, 8/15/2026	BRL	4,497,011	1,392,867
6.00%, 8/15/2030	BRL	4,766,831	1,496,413
6.00%, 5/15/2035	BRL	9,893,421	3,120,169
6.00%, 8/15/2040	BRL	5,097,633	1,626,354
6.00%, 5/15/2045	BRL	12,741,530	4,012,862
6.00%, 8/15/2050	BRL	20,236,547	6,449,092
6.00%, 5/15/2055	BRL	4,916,731	1,577,611

			42,352,055

CANADA — 4.6%
Canadian Government Real Return Bond:
1.25%, 12/1/2047	CAD	3,225,383	2,927,034
1.50%, 12/1/2044	CAD	3,558,461	3,349,919
2.00%, 12/1/2041	CAD	3,288,358	3,331,630
3.00%, 12/1/2036	CAD	2,639,367	2,944,742
4.00%, 12/1/2031	CAD	3,659,717	4,186,060
4.25%, 12/1/2021	CAD	3,083,930	2,801,041
4.25%, 12/1/2026	CAD	3,325,437	3,477,433

			23,017,859

CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
1.50%, 3/1/2021	CLP	1,493,245,040	2,285,972
1.50%, 3/1/2026	CLP	1,386,584,680	2,111,470
2.00%, 3/1/2035	CLP	1,733,230,850	2,706,167
3.00%, 1/1/2020	CLP	666,627,250	1,059,823
3.00%, 1/1/2030	CLP	1,866,517,249	3,276,464
3.00%, 1/1/2042	CLP	346,646,170	635,818
3.00%, 1/1/2044	CLP	2,146,521,995	3,943,805
Bonos del Banco Central de Chile en UF:
3.00%, 7/1/2018	CLP	394,696,650	607,758
3.00%, 8/1/2018	CLP	773,287,610	1,193,154
3.00%, 2/1/2021	CLP	959,943,240	1,546,367
3.00%, 3/1/2022	CLP	133,325,450	218,642
3.00%, 3/1/2023	CLP	559,966,890	931,628
3.00%, 1/1/2040	CLP	399,976,350	729,932
3.00%, 2/1/2041	CLP	586,631,980	1,074,030

			22,321,030

COLOMBIA — 3.1%
Colombian TES:
3.00%, 3/25/2033	COP	5,777,304,500	1,758,495
3.30%, 3/17/2027	COP	1,004,798,800	329,940
3.50%, 4/17/2019	COP	6,907,991,750	2,301,457
3.50%, 3/10/2021	COP	11,303,986,500	3,799,825
3.50%, 5/7/2025	COP	6,782,391,900	2,287,173
4.75%, 2/23/2023	COP	9,721,014,730	3,482,558
4.75%, 4/4/2035	COP	3,767,995,500	1,408,234

			15,367,682

FRANCE — 8.3%
France Government Bond OAT:
0.10%, 3/1/2021	EUR	961,868	1,146,869
0.10%, 7/25/2021	EUR	1,267,627	1,518,625
0.10%, 3/1/2025	EUR	1,215,896	1,467,339
0.10%, 3/1/2028	EUR	607,122	721,658
0.10%, 7/25/2047 (a)	EUR	1,015,529	1,138,440
0.25%, 7/25/2018	EUR	1,772,452	2,054,762
0.25%, 7/25/2024	EUR	2,248,145	2,759,423
0.70%, 7/25/2030 (a)	EUR	1,300,946	1,667,618
1.10%, 7/25/2022	EUR	3,035,337	3,848,364
1.30%, 7/25/2019	EUR	1,942,986	2,334,273
1.80%, 7/25/2040	EUR	2,039,310	3,284,762
1.85%, 7/25/2027	EUR	2,719,300	3,831,717
2.10%, 7/25/2023	EUR	2,668,728	3,621,094
2.25%, 7/25/2020	EUR	4,097,364	5,187,751
3.15%, 7/25/2032	EUR	2,132,344	3,675,925
3.40%, 7/25/2029	EUR	1,718,596	2,881,252

			41,139,872

GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
0.10%, 4/15/2023	EUR	4,693,664	5,692,527
0.10%, 4/15/2026	EUR	4,378,586	5,379,382
0.10%, 4/15/2046	EUR	1,653,024	2,063,885
0.50%, 4/15/2030	EUR	3,213,000	4,113,294
1.75%, 4/15/2020	EUR	4,670,635	5,745,974

			22,995,062

ISRAEL — 4.6%
Israel Government Bond — CPI Linked:
0.10%, 10/30/2020	ILS	6,053,849	1,741,485
0.75%, 10/31/2025	ILS	6,799,476	1,975,577
1.00%, 5/31/2045	ILS	4,015,822	958,991
1.75%, 9/29/2023	ILS	6,421,171	2,010,065
2.75%, 9/30/2022	ILS	5,982,874	1,952,991
2.75%, 8/30/2041	ILS	7,779,182	2,770,974
3.00%, 10/31/2019	ILS	4,457,557	1,370,079
4.00%, 5/30/2036	ILS	8,404,256	3,505,909

See accompanying notes to financial statements.

277

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
Israel Government Bond — Galil:
4.00%, 7/30/2021	ILS	13,119,851	$4,373,462
4.00%, 7/31/2024	ILS	5,533,141	1,985,365

			22,644,898

ITALY — 5.7%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2022 (a)	EUR	974,444	1,105,669
1.25%, 9/15/2032	EUR	1,422,974	1,579,965
1.30%, 5/15/2028 (a)	EUR	711,312	811,984
1.70%, 9/15/2018	EUR	1,800,155	2,110,839
2.10%, 9/15/2021	EUR	3,119,764	3,886,466
2.35%, 9/15/2019	EUR	2,928,558	3,551,083
2.35%, 9/15/2024 (a)	EUR	2,147,376	2,721,426
2.35%, 9/15/2035	EUR	2,432,757	3,184,532
2.55%, 9/15/2041	EUR	1,415,053	1,844,251
2.60%, 9/15/2023	EUR	3,426,956	4,427,067
3.10%, 9/15/2026	EUR	2,104,187	2,832,159

			28,055,441

JAPAN — 4.5%
Japanese Government CPI Linked Bond:
0.10%, 9/10/2023	JPY	118,680,000	1,094,273
0.10%, 3/10/2024	JPY	281,431,800	2,597,408
0.10%, 9/10/2024	JPY	402,194,000	3,729,852
0.10%, 3/10/2025	JPY	865,000,000	8,029,503
0.10%, 3/10/2026	JPY	603,438,360	5,612,256
0.10%, 3/10/2027	JPY	145,290,000	1,356,436

			22,419,728

MEXICO — 4.6%
Mexican Udibonos:
2.00%, 6/9/2022	MXN	39,549,790	2,075,759
2.50%, 12/10/2020	MXN	44,263,573	2,398,263
4.00%, 6/13/2019	MXN	63,284,725	3,553,749
4.00%, 11/30/2028	MXN	8,622,774	511,905
4.00%, 11/15/2040	MXN	69,681,620	4,158,895
4.00%, 11/8/2046	MXN	47,425,257	2,841,493
4.50%, 12/4/2025	MXN	72,432,262	4,420,750
4.50%, 11/22/2035	MXN	41,221,379	2,620,053

			22,580,867

NEW ZEALAND — 1.5%
New Zealand Government Bond:
2.00%, 9/20/2025	NZD	3,550,690	2,653,507
2.50%, 9/20/2035	NZD	2,578,127	1,997,365
2.50%, 9/20/2040	NZD	1,014,600	762,789
3.00%, 9/20/2030	NZD	2,655,315	2,193,761

			7,607,422

SOUTH AFRICA — 4.4%
South Africa Government Bond — CPI Linked:
1.88%, 3/31/2029	ZAR	2,528,974	179,852
1.88%, 2/28/2033	ZAR	8,929,583	627,372
2.00%, 1/31/2025	ZAR	21,639,260	1,589,344
2.25%, 1/31/2038	ZAR	24,770,222	1,850,809
2.50%, 3/31/2046	ZAR	24,215,529	1,844,325
2.50%, 12/31/2050	ZAR	32,249,489	2,433,713
2.60%, 3/31/2028	ZAR	30,771,802	2,370,477
2.75%, 1/31/2022	ZAR	30,062,224	2,314,315
3.45%, 12/7/2033	ZAR	46,592,790	4,024,418
5.50%, 12/7/2023	ZAR	48,193,170	4,318,468

			21,553,093

SOUTH KOREA — 1.3%
Inflation Linked Korea Treasury Bond:
1.00%, 6/10/2026	KRW	1,860,970,750	1,566,637
1.13%, 6/10/2023	KRW	1,010,026,900	892,707
1.50%, 6/10/2021	KRW	2,542,433,900	2,286,343
1.75%, 6/10/2025	KRW	968,105,400	870,452
2.75%, 6/10/2020	KRW	863,342,846	805,591

			6,421,730

SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.30%, 11/30/2021	EUR	2,340,825	2,793,932
0.55%, 11/30/2019 (a)	EUR	4,941,617	5,835,673
0.65%, 11/30/2027 (a)	EUR	1,926,930	2,216,980
1.00%, 11/30/2030 (a)	EUR	3,708,729	4,345,375
1.80%, 11/30/2024 (a)	EUR	6,042,018	7,783,576

			22,975,536

SWEDEN — 3.3%
Sweden Inflation Linked Bond:
0.13%, 6/1/2019	SEK	17,403,653	2,155,031
0.13%, 6/1/2026	SEK	8,658,132	1,154,963
0.25%, 6/1/2022	SEK	15,646,344	2,040,910
1.00%, 6/1/2025	SEK	16,232,497	2,298,391
3.50%, 12/1/2028	SEK	23,464,629	4,272,706
4.00%, 12/1/2020	SEK	30,626,327	4,389,591

			16,311,592

TURKEY — 4.5%
Turkey Government Bond:
1.00%, 5/3/2023	TRY	7,088,070	1,810,777
2.00%, 10/26/2022	TRY	8,521,211	2,315,269
2.00%, 9/18/2024	TRY	5,561,128	1,490,945
2.00%, 4/16/2025	TRY	5,455,647	1,456,935
2.40%, 5/8/2024	TRY	4,186,832	1,154,943
2.70%, 1/14/2026	TRY	6,636,329	1,863,232
2.80%, 11/8/2023	TRY	4,360,564	1,235,053
3.00%, 1/6/2021	TRY	6,863,964	1,956,373
3.00%, 7/21/2021	TRY	7,538,470	2,149,049
3.00%, 2/23/2022	TRY	6,917,720	1,974,051
3.00%, 8/2/2023	TRY	5,388,931	1,541,618
3.50%, 2/20/2019	TRY	5,941,641	1,704,455
4.00%, 4/1/2020	TRY	6,395,205	1,868,154

			22,520,854

UNITED KINGDOM — 22.5%
United Kingdom Gilt Inflation Linked:
0.13%, 11/22/2019	GBP	838,940	1,171,232
0.13%, 3/22/2024	GBP	3,335,005	5,016,214

See accompanying notes to financial statements.

278

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
0.13%, 3/22/2026	GBP	1,937,802	$2,978,194
0.13%, 3/22/2029	GBP	2,221,883	3,569,173
0.13%, 11/22/2036	GBP	1,196,782	2,163,014
0.13%, 3/22/2044	GBP	2,399,280	4,831,837
0.13%, 3/22/2046	GBP	2,099,040	4,342,075
0.13%, 11/22/2056	GBP	633,409	1,550,100
0.13%, 3/22/2058	GBP	1,707,588	4,307,779
0.13%, 11/22/2065	GBP	1,142,505	3,292,699
0.13%, 3/22/2068	GBP	1,896,178	5,752,337
0.25%, 3/22/2052	GBP	1,788,432	4,218,731
0.38%, 3/22/2062	GBP	1,921,661	5,597,870
0.50%, 3/22/2050	GBP	1,774,976	4,297,816
0.63%, 3/22/2040	GBP	2,374,145	4,969,387
0.63%, 11/22/2042	GBP	2,228,489	4,898,605
0.75%, 3/22/2034	GBP	2,394,157	4,523,645
0.75%, 11/22/2047	GBP	2,343,978	5,733,554
1.13%, 11/22/2037	GBP	2,501,655	5,397,232
1.25%, 11/22/2027	GBP	2,718,568	4,751,838
1.25%, 11/22/2032	GBP	2,055,820	4,035,938
1.25%, 11/22/2055	GBP	1,759,601	5,588,251
1.88%, 11/22/2022	GBP	2,262,245	3,648,762
2.00%, 1/26/2035	GBP	1,949,957	4,408,723
2.50%, 4/16/2020	GBP	3,235,069	4,864,219
2.50%, 7/17/2024	GBP	1,155,318	2,027,559
4.13%, 7/22/2030	GBP	1,434,604	3,480,244

			111,417,028

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $481,689,352)			493,613,829

SHORT-TERM INVESTMENT (b) — 0.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $87,113)		87,113	87,113

TOTAL INVESTMENTS — 99.5%
(Cost $481,776,465)			493,700,942
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			2,535,311

NET ASSETS — 100.0%			$496,236,253

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

COP — Colombian Peso

CPI — Consumer Price Index

EUR — Euro

GBP — British Pound

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NZD — New Zealand Dollar

OAT — French Government Bonds

SEK — Swedish Krona

TRY — Turkish New Lira

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$21,912,080	$—	$21,912,080
Brazil	—	42,352,055	—	42,352,055
Canada	—	23,017,859	—	23,017,859

See accompanying notes to financial statements.

279

SPDR Citi International Government Inflation-Protected Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Chile	$—	$22,321,030	$—	$22,321,030
Colombia	—	15,367,682	—	15,367,682
France	—	41,139,872	—	41,139,872
Germany	—	22,995,062	—	22,995,062
Israel	—	22,644,898	—	22,644,898
Italy.	—	28,055,441	—	28,055,441
Japan	—	22,419,728	—	22,419,728
Mexico	—	22,580,867	—	22,580,867
New Zealand	—	7,607,422	—	7,607,422
South Africa	—	21,553,093	—	21,553,093
South Korea	—	6,421,730	—	6,421,730
Spain	—	22,975,536	—	22,975,536
Sweden	—	16,311,592	—	16,311,592
Turkey	—	22,520,854	—	22,520,854
United Kingdom	—	111,417,028	—	111,417,028
Short-Term Investment	87,113	—	—	87,113

TOTAL INVESTMENTS	$87,113	$493,613,829	$—	$493,700,942

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	172,858	$172,858	30,723,870	30,896,728	—	$—	$877	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,005,241	1,918,128	87,113	87,113	128	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	110,708,566	110,708,566	—	—	3,384	—

TOTAL		$172,858				$87,113	$4,389	$—

See accompanying notes to financial statements.

280

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SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.5%
AUSTRALIA — 4.5%
Australia Government Bond:
2.75%, 10/21/2019	AUD	3,100,000	$2,426,689
3.25%, 10/21/2018	AUD	1,620,000	1,268,155
4.50%, 4/15/2020	AUD	3,120,000	2,559,801
5.25%, 3/15/2019	AUD	3,325,000	2,699,619

			8,954,264

AUSTRIA — 2.9%
Austria Government Bond:
0.25%, 10/18/2019 (a)	EUR	1,000,000	1,158,525
1.15%, 10/19/2018 (a)	EUR	1,090,000	1,269,699
1.95%, 6/18/2019 (a)	EUR	1,100,000	1,313,923
4.35%, 3/15/2019 (a)	EUR	1,600,000	1,975,504

			5,717,651

BELGIUM — 2.6%
Belgium Government Bond:
3.00%, 9/28/2019	EUR	2,550,000	3,135,900
4.00%, 3/28/2019	EUR	1,670,000	2,054,963

			5,190,863

CANADA — 4.6%
Canadian Government Bond:
0.50%, 8/1/2018	CAD	1,125,000	861,261
0.50%, 11/1/2018	CAD	880,000	672,580
0.50%, 2/1/2019	CAD	1,100,000	839,420
0.75%, 5/1/2019	CAD	2,200,000	1,683,414
0.75%, 8/1/2019	CAD	340,000	259,753
1.25%, 9/1/2018	CAD	550,000	424,504
1.50%, 3/1/2020	CAD	1,580,000	1,226,748
1.75%, 3/1/2019	CAD	900,000	700,686
1.75%, 9/1/2019	CAD	1,200,000	936,096
3.50%, 6/1/2020	CAD	450,000	369,262
3.75%, 6/1/2019	CAD	1,300,000	1,050,391

			9,024,115

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
4.50%, 4/1/2020	CLP	60,000,000	93,204
4.50%, 6/1/2020	CLP	100,000,000	155,609

			248,813

CZECH REPUBLIC — 1.2%
Czech Republic Government Bond:
Zero Coupon, 7/17/2019	CZK	10,200,000	445,706
Zero Coupon, 2/10/2020	CZK	5,800,000	253,390
1.50%, 10/29/2019	CZK	12,000,000	544,267
4.60%, 8/18/2018	CZK	10,500,000	483,800
5.00%, 4/11/2019	CZK	13,200,000	628,308

			2,355,471

DENMARK — 1.7%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	8,685,000	1,346,928
4.00%, 11/15/2019	DKK	11,850,000	2,005,509

			3,352,437

FINLAND — 1.5%
Finland Government Bond:
1.13%, 9/15/2018 (a)	EUR	700,000	815,003
3.38%, 4/15/2020 (a)	EUR	950,000	1,198,911
4.38%, 7/4/2019 (a)	EUR	725,000	908,793

			2,922,707

FRANCE — 5.5%
France Government Bond OAT:
Zero Coupon, 2/25/2019	EUR	600,000	690,272
Zero Coupon, 2/25/2020	EUR	900,000	1,036,801
Zero Coupon, 5/25/2020	EUR	150,000	172,870
0.50%, 11/25/2019	EUR	1,500,000	1,749,387
1.00%, 11/25/2018	EUR	700,000	815,566
1.00%, 5/25/2019	EUR	830,000	973,447
3.50%, 4/25/2020	EUR	1,000,000	1,265,472
3.75%, 10/25/2019	EUR	1,170,000	1,465,000
4.25%, 10/25/2018	EUR	625,000	757,745
4.25%, 4/25/2019	EUR	1,120,000	1,388,206
8.50%, 10/25/2019	EUR	350,000	482,364

			10,797,130

GERMANY — 4.5%
Federal Republic of Germany:
Zero Coupon, 9/14/2018	EUR	400,000	459,663
Zero Coupon, 12/14/2018	EUR	700,000	805,358
Zero Coupon, 3/15/2019	EUR	100,000	115,209
Zero Coupon, 4/17/2020	EUR	600,000	694,349
0.25%, 10/11/2019	EUR	630,000	731,775
0.50%, 4/12/2019	EUR	700,000	813,878
1.00%, 10/12/2018	EUR	550,000	640,415
1.00%, 2/22/2019	EUR	600,000	702,615
3.25%, 1/4/2020	EUR	950,000	1,187,746
3.50%, 7/4/2019	EUR	765,000	944,190
3.75%, 1/4/2019	EUR	750,000	912,024
4.25%, 7/4/2018	EUR	650,000	778,047

			8,785,269

HONG KONG — 0.3%
Hong Kong Government Bond Programme:
1.06%, 2/5/2020	HKD	1,800,000	231,399
1.47%, 2/20/2019	HKD	2,150,000	278,545
2.93%, 1/13/2020	HKD	1,000,000	134,535

			644,479

HUNGARY — 0.7%
Hungary Government Bond:
2.00%, 10/30/2019	HUF	67,500,000	258,894
3.50%, 6/24/2020	HUF	100,000,000	400,091
5.50%, 12/20/2018	HUF	45,000,000	178,999
6.50%, 6/24/2019	HUF	150,000,000	621,731

			1,459,715

IRELAND — 3.2%
Ireland Government Bond:
4.40%, 6/18/2019	EUR	1,100,000	1,371,334
4.50%, 10/18/2018	EUR	1,360,000	1,648,932
4.50%, 4/18/2020	EUR	1,450,000	1,874,513
5.90%, 10/18/2019	EUR	1,050,000	1,368,651

			6,263,430

See accompanying notes to financial statements.

281

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
ISRAEL — 1.5%
Israel Government Bond:
0.50%, 10/31/2018	ILS	1,380,000	$397,246
2.25%, 5/31/2019	ILS	2,400,000	713,669
5.00%, 1/31/2020	ILS	3,500,000	1,121,040
6.00%, 2/28/2019	ILS	2,550,000	800,544

			3,032,499

ITALY — 6.2%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	1,100,000	1,253,890
0.35%, 6/15/2020	EUR	300,000	343,155
Italy Certificati di Credito del Tesoro:
Zero Coupon, 12/28/2018	EUR	500,000	571,535
Zero Coupon, 5/30/2019	EUR	240,000	273,947
Republic of Italy:
0.10%, 4/15/2019	EUR	600,000	687,036
0.30%, 10/15/2018	EUR	350,000	402,317
0.70%, 5/1/2020	EUR	300,000	346,860
1.05%, 12/1/2019	EUR	400,000	466,622
1.50%, 8/1/2019	EUR	600,000	705,750
2.50%, 5/1/2019	EUR	620,000	740,362
3.50%, 12/1/2018	EUR	800,000	960,474
4.25%, 2/1/2019	EUR	900,000	1,097,528
4.25%, 9/1/2019	EUR	700,000	870,854
4.25%, 3/1/2020	EUR	700,000	884,529
4.50%, 8/1/2018	EUR	800,000	960,235
4.50%, 3/1/2019	EUR	570,000	700,145
4.50%, 2/1/2020	EUR	750,000	951,080

			12,216,319

JAPAN — 23.0%
Government of Japan 2 Year Bond:
0.10%, 7/15/2018	JPY	50,000,000	445,986
0.10%, 8/15/2018	JPY	50,000,000	446,066
0.10%, 9/15/2018	JPY	100,000,000	892,221
0.10%, 10/15/2018	JPY	40,000,000	356,963
0.10%, 11/15/2018	JPY	185,000,000	1,651,235
0.10%, 12/15/2018	JPY	50,000,000	446,364
0.10%, 2/15/2019	JPY	165,000,000	1,473,546
0.10%, 3/15/2019	JPY	50,000,000	446,605
0.10%, 5/15/2019	JPY	95,000,000	848,819
0.10%, 6/15/2019	JPY	193,000,000	1,724,701
Government of Japan 5 Year Bond:
0.10%, 6/20/2019	JPY	100,000,000	893,539
0.10%, 9/20/2019	JPY	70,000,000	625,670
0.10%, 12/20/2019	JPY	610,000,000	5,453,789
0.10%, 3/20/2020	JPY	250,000,000	2,236,316
0.10%, 6/20/2020	JPY	350,000,000	3,132,120
0.20%, 9/20/2018	JPY	150,000,000	1,340,054
0.20%, 12/20/2018	JPY	330,000,000	2,950,381
0.20%, 3/20/2019	JPY	255,000,000	2,281,587
0.20%, 6/20/2019	JPY	150,000,000	1,342,925
0.20%, 9/20/2019	JPY	178,000,000	1,594,428
0.30%, 9/20/2018	JPY	100,000,000	894,455
Government of Japan 10 Year Bond:
1.30%, 12/20/2018	JPY	200,000,000	1,816,590
1.30%, 3/20/2019	JPY	150,000,000	1,367,075
1.30%, 9/20/2019	JPY	70,000,000	642,254
1.30%, 12/20/2019	JPY	125,000,000	1,150,532
1.30%, 3/20/2020	JPY	85,000,000	785,062
1.40%, 12/20/2018	JPY	150,000,000	1,364,405
1.40%, 6/20/2019	JPY	25,000,000	229,070
1.40%, 9/20/2019	JPY	100,000,000	919,455
1.40%, 3/20/2020	JPY	175,000,000	1,620,541
1.50%, 9/20/2018	JPY	150,000,000	1,361,147
1.50%, 3/20/2019	JPY	100,000,000	914,436
1.50%, 6/20/2019	JPY	100,000,000	918,022
Government of Japan 20 Year Bond:
2.40%, 3/20/2020	JPY	50,000,000	474,867
2.90%, 9/20/2019	JPY	30,000,000	284,696

			45,325,922

MALAYSIA — 2.4%
Malaysia Government Bond:
3.49%, 3/31/2020	MYR	1,000,000	232,555
3.58%, 9/28/2018	MYR	2,850,000	666,273
3.65%, 10/31/2019	MYR	5,000,000	1,170,696
3.76%, 3/15/2019	MYR	2,250,000	527,475
4.38%, 11/29/2019	MYR	2,000,000	475,346
5.73%, 7/30/2019	MYR	700,000	170,255
Malaysia Government Investment Issue:
3.23%, 4/15/2020	MYR	500,000	115,364
3.56%, 4/30/2019	MYR	2,000,000	466,824
3.58%, 5/15/2020	MYR	1,200,000	278,571
3.87%, 8/30/2018	MYR	1,150,000	269,479
3.91%, 8/13/2019	MYR	800,000	187,999
4.30%, 10/31/2018	MYR	1,000,000	235,873

			4,796,710

MEXICO — 2.9%
Mexican Bonos:
5.00%, 12/11/2019	MXN	35,000,000	1,863,457
8.00%, 6/11/2020	MXN	30,000,000	1,719,223
8.50%, 12/13/2018	MXN	36,200,000	2,045,608

			5,628,288

NETHERLANDS — 4.6%
Kingdom of Netherlands:
0.25%, 1/15/2020	EUR	1,950,000	2,267,526
1.25%, 1/15/2019 (a)	EUR	1,925,000	2,257,851
4.00%, 7/15/2018 (a)	EUR	1,725,000	2,061,747
4.00%, 7/15/2019 (a)	EUR	1,925,000	2,400,624

			8,987,748

NEW ZEALAND — 1.1%
New Zealand Government Bond:
3.00%, 4/15/2020	NZD	1,400,000	1,044,841
Series 319, 5.00%, 3/15/2019	NZD	1,400,000	1,074,656

			2,119,497

NORWAY — 0.8%
Norway Government Bond 4.50%, 5/22/2019 (a)	NOK	11,660,000	1,492,854

See accompanying notes to financial statements.

282

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
POLAND — 2.8%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	4,000,000	$1,055,146
Zero Coupon, 4/25/2019	PLN	1,950,000	508,297
1.50%, 4/25/2020	PLN	3,800,000	1,007,820
2.50%, 7/25/2018	PLN	3,850,000	1,047,971
3.25%, 7/25/2019	PLN	3,300,000	913,834
5.50%, 10/25/2019	PLN	3,200,000	931,308

			5,464,376

RUSSIA — 0.9%
Russian Federal Bond — OFZ:
6.40%, 5/27/2020	RUB	22,000,000	357,586
6.70%, 5/15/2019	RUB	30,000,000	495,949
6.80%, 12/11/2019	RUB	25,000,000	412,233
7.50%, 2/27/2019	RUB	25,000,000	419,285

			1,685,053

SINGAPORE — 1.1%
Singapore Government Bond:
1.63%, 10/1/2019	SGD	740,000	541,812
2.50%, 6/1/2019	SGD	1,130,000	840,354
4.00%, 9/1/2018	SGD	1,015,000	761,959

			2,144,125

SLOVAKIA — 0.6%
Slovakia Government Bond:
1.50%, 11/28/2018	EUR	590,000	690,084
4.00%, 4/27/2020	EUR	450,000	576,377

			1,266,461

SLOVENIA — 0.3%
Slovenia Government Bond:
4.13%, 1/26/2020	EUR	300,000	378,769
4.38%, 2/6/2019	EUR	150,000	183,486

			562,255

SOUTH AFRICA — 0.6%
South Africa Government Bond:
7.25%, 1/15/2020	ZAR	8,500,000	642,633
8.00%, 12/21/2018	ZAR	7,180,000	551,165

			1,193,798

SOUTH KOREA — 4.0%
Korea Treasury Bond:
1.25%, 12/10/2019	KRW	900,000,000	778,204
1.50%, 6/10/2019	KRW	1,150,000,000	1,002,234
1.75%, 12/10/2018	KRW	1,700,000,000	1,489,621
2.00%, 3/10/2020	KRW	1,000,000,000	879,987
2.75%, 9/10/2019	KRW	1,100,000,000	983,160
3.13%, 3/10/2019	KRW	755,000,000	676,172
3.25%, 9/10/2018	KRW	1,000,000,000	891,478
5.75%, 9/10/2018	KRW	1,250,000,000	1,146,444

			7,847,300

SPAIN — 4.6%
Kingdom of Spain:
0.25%, 1/31/2019	EUR	825,000	948,613
1.40%, 1/31/2020	EUR	800,000	950,705
2.75%, 4/30/2019	EUR	1,000,000	1,203,253
3.75%, 10/31/2018	EUR	1,000,000	1,203,296
4.00%, 4/30/2020 (a)	EUR	900,000	1,146,546
4.10%, 7/30/2018 (a)	EUR	890,000	1,063,407
4.30%, 10/31/2019 (a)	EUR	1,050,000	1,323,036
4.60%, 7/30/2019 (a)	EUR	950,000	1,192,130

			9,030,986

SWEDEN — 0.9%
Kingdom of Sweden 4.25%, 3/12/2019	SEK	14,065,000	1,806,169
SWITZERLAND — 0.5%
Switzerland Government Bond 3.00%, 5/12/2019	CHF	860,000	961,343
THAILAND — 1.8%
Thailand Government Bond:
2.55%, 6/26/2020	THB	12,500,000	377,654
3.45%, 3/8/2019	THB	19,100,000	579,807
3.88%, 6/13/2019	THB	58,300,000	1,791,609
5.38%, 12/3/2019	THB	1,500,000	48,120
5.50%, 8/13/2019	THB	17,500,000	557,088
5.63%, 1/12/2019	THB	6,700,000	209,320

			3,563,598

UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
1.25%, 7/22/2018	GBP	1,425,000	1,868,978
1.75%, 7/22/2019	GBP	1,410,000	1,884,037
3.75%, 9/7/2019	GBP	990,000	1,381,484
4.50%, 3/7/2019	GBP	1,380,000	1,917,591
4.75%, 3/7/2020	GBP	1,315,000	1,908,583

			8,960,673

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $190,507,589)			193,802,318

SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (c) (d) (Cost $93,298)		93,298	93,298

TOTAL INVESTMENTS — 98.5% (Cost $190,600,887)			193,895,616
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			2,884,666

NET ASSETS — 100.0%			$196,780,282

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.0% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2017.

See accompanying notes to financial statements.

283

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungary Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$8,954,264	$—	$8,954,264
Austria	—	5,717,651	—	5,717,651
Belgium	—	5,190,863	—	5,190,863
Canada	—	9,024,115	—	9,024,115
Chile	—	248,813	—	248,813
Czech Republic	—	2,355,471	—	2,355,471
Denmark	—	3,352,437	—	3,352,437
Finland	—	2,922,707	—	2,922,707
France	—	10,797,130	—	10,797,130
Germany	—	8,785,269	—	8,785,269
Hong Kong	—	644,479	—	644,479
Hungary	—	1,459,715	—	1,459,715
Ireland	—	6,263,430	—	6,263,430
Israel	—	3,032,499	—	3,032,499
Italy	—	12,216,319	—	12,216,319
Japan	—	45,325,922	—	45,325,922
Malaysia	—	4,796,710	—	4,796,710
Mexico	—	5,628,288	—	5,628,288
Netherlands	—	8,987,748	—	8,987,748
New Zealand	—	2,119,497	—	2,119,497
Norway	—	1,492,854	—	1,492,854
Poland	—	5,464,376	—	5,464,376
Russia	—	1,685,053	—	1,685,053
Singapore	—	2,144,125	—	2,144,125
Slovakia	—	1,266,461	—	1,266,461
Slovenia	—	562,255	—	562,255
South Africa	—	1,193,798	—	1,193,798
South Korea	—	7,847,300	—	7,847,300
Spain	—	9,030,986	—	9,030,986
Sweden	—	1,806,169	—	1,806,169
Switzerland	—	961,343	—	961,343
Thailand	—	3,563,598	—	3,563,598
United Kingdom	—	8,960,673	—	8,960,673
Short-Term Investment	93,298	—	—	93,298

TOTAL INVESTMENTS	$93,298	$193,802,318	$—	$193,895,616

See accompanying notes to financial statements.

284

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,750,470	$1,750,470	20,220,757	21,971,227	—	$—	$2,882	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,854,237	3,760,939	93,298	93,298	255	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	23,029,271	23,029,271	—	—	2,951	—

TOTAL		$1,750,470				$93,298	$6,088	$—

See accompanying notes to financial statements.

285

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June 30, 2017

Security Description	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.1%
AUSTRALIA — 4.6%
Australia Government Bond:
1.75%, 11/21/2020	AUD	5,055,000	$3,844,293
2.00%, 12/21/2021	AUD	5,910,000	4,506,193
2.75%, 10/21/2019	AUD	4,895,000	3,831,820
2.75%, 4/21/2024	AUD	4,750,000	3,720,646
2.75%, 11/21/2028	AUD	2,840,000	2,183,683
2.75%, 6/21/2035	AUD	844,000	615,286
3.25%, 10/21/2018	AUD	3,975,000	3,111,678
3.25%, 4/21/2025	AUD	4,450,000	3,593,851
3.25%, 4/21/2029	AUD	3,525,000	2,838,927
3.25%, 6/21/2039	AUD	800,000	610,207
3.75%, 4/21/2037	AUD	2,631,000	2,183,422
4.25%, 4/21/2026	AUD	5,555,000	4,822,681
4.50%, 4/15/2020	AUD	4,900,000	4,020,200
4.50%, 4/21/2033	AUD	2,000,000	1,830,510
4.75%, 4/21/2027	AUD	4,625,000	4,201,338
5.25%, 3/15/2019	AUD	4,000,000	3,247,662
5.50%, 4/21/2023	AUD	4,500,000	4,052,660
5.75%, 5/15/2021	AUD	5,000,000	4,358,447
5.75%, 7/15/2022	AUD	5,250,000	4,706,494
Series 148, 2.75%, 11/21/2027	AUD	5,800,000	4,483,418
Series 149, 2.25%, 5/21/2028	AUD	4,710,000	3,459,366
Series 150, 3.00%, 3/21/2047	AUD	1,800,000	1,256,164

			71,478,946

AUSTRIA — 3.2%
Austria Government Bond:
Zero Coupon, 7/15/2023 (a)	EUR	1,650,000	1,866,890
0.25%, 10/18/2019 (a)	EUR	1,650,000	1,911,566
0.50%, 4/20/2027 (a)	EUR	1,880,000	2,099,891
0.75%, 10/20/2026 (a)	EUR	1,775,000	2,045,308
1.15%, 10/19/2018 (a)	EUR	2,225,000	2,591,818
1.20%, 10/20/2025 (a)	EUR	2,300,000	2,780,241
1.50%, 2/20/2047 (a)	EUR	800,000	891,373
1.50%, 11/2/2086 (a)	EUR	500,000	477,708
1.65%, 10/21/2024 (a)	EUR	1,800,000	2,250,089
1.75%, 10/20/2023 (a)	EUR	1,950,000	2,450,038
1.95%, 6/18/2019 (a)	EUR	2,260,000	2,699,514
2.40%, 5/23/2034 (a)	EUR	1,950,000	2,649,671
3.15%, 6/20/2044 (a)	EUR	1,435,000	2,235,030
3.40%, 11/22/2022 (a)	EUR	2,125,000	2,867,394
3.50%, 9/15/2021 (a)	EUR	2,650,000	3,494,384
3.65%, 4/20/2022 (a)	EUR	1,934,000	2,603,132
3.80%, 1/26/2062 (a)	EUR	590,000	1,101,726
3.90%, 7/15/2020 (a)	EUR	2,250,000	2,897,857
4.15%, 3/15/2037 (a)	EUR	2,165,000	3,711,729
4.35%, 3/15/2019 (a)	EUR	1,550,000	1,913,769
4.85%, 3/15/2026 (a)	EUR	1,550,000	2,430,189
6.25%, 7/15/2027	EUR	1,370,000	2,426,358

			50,395,675

BELGIUM — 4.4%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,685,000	1,925,390
0.50%, 10/22/2024 (a)	EUR	3,160,000	3,634,874
0.80%, 6/22/2025 (a)	EUR	2,300,000	2,688,453
Series 81, 0.80%, 6/22/2027 (a)	EUR	2,860,000	3,260,401
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,850,000	2,177,593
1.00%, 6/22/2031 (a)	EUR	1,300,000	1,450,095
1.45%, 6/22/2037 (a)	EUR	500,000	567,423
1.60%, 6/22/2047 (a)	EUR	850,000	925,803
1.90%, 6/22/2038 (a)	EUR	1,600,000	1,959,374
Series 80, 2.15%, 6/22/2066 (a)	EUR	350,000	405,013
2.25%, 6/22/2023	EUR	2,130,000	2,742,833
2.25%, 6/22/2057 (a)	EUR	1,050,000	1,270,730
2.60%, 6/22/2024 (a)	EUR	2,125,000	2,811,456
3.00%, 9/28/2019	EUR	2,195,000	2,699,334
3.00%, 6/22/2034 (a)	EUR	2,200,000	3,171,641
3.75%, 9/28/2020 (a)	EUR	3,690,000	4,773,099
3.75%, 6/22/2045	EUR	1,550,000	2,572,049
4.00%, 3/28/2019	EUR	2,100,000	2,584,085
4.00%, 3/28/2022	EUR	1,875,000	2,559,651
4.00%, 3/28/2032	EUR	1,210,000	1,916,784
4.25%, 9/28/2021 (a)	EUR	2,525,000	3,428,415
4.25%, 9/28/2022	EUR	2,590,000	3,620,703
4.25%, 3/28/2041 (a)	EUR	2,600,000	4,553,554
4.50%, 3/28/2026 (a)	EUR	1,200,000	1,836,619
5.00%, 3/28/2035 (a)	EUR	2,727,000	4,965,499
5.50%, 3/28/2028	EUR	2,625,000	4,462,353

			68,963,224

CANADA — 4.5%
Canada Government International Bond 2.75%, 12/1/2064	CAD	1,000,000	919,597
Canadian Government Bond:
0.50%, 8/1/2018	CAD	2,950,000	2,258,418
0.50%, 11/1/2018	CAD	2,710,000	2,071,240
0.50%, 2/1/2019	CAD	3,150,000	2,403,794
0.50%, 3/1/2022	CAD	6,600,000	4,880,249
0.75%, 5/1/2019	CAD	6,800,000	5,203,280
0.75%, 8/1/2019	CAD	625,000	477,487
0.75%, 9/1/2020	CAD	2,575,000	1,953,110
0.75%, 3/1/2021	CAD	2,440,000	1,842,184
0.75%, 9/1/2021	CAD	3,825,000	2,875,068
1.00%, 9/1/2022	CAD	2,100,000	1,582,285
1.00%, 6/1/2027	CAD	4,190,000	3,002,075
1.25%, 9/1/2018	CAD	1,750,000	1,350,695
1.50%, 3/1/2020	CAD	3,900,000	3,028,048
1.50%, 6/1/2023	CAD	2,750,000	2,117,671
1.50%, 6/1/2026	CAD	2,150,000	1,628,004
1.75%, 3/1/2019	CAD	2,300,000	1,790,642
1.75%, 9/1/2019	CAD	2,150,000	1,677,172
2.25%, 6/1/2025	CAD	1,850,000	1,489,231
2.50%, 6/1/2024	CAD	2,175,000	1,776,744
2.75%, 6/1/2022	CAD	1,920,000	1,572,132
2.75%, 12/1/2048	CAD	2,895,000	2,541,234
3.25%, 6/1/2021	CAD	2,350,000	1,942,645
3.50%, 6/1/2020	CAD	2,500,000	2,051,455
3.50%, 12/1/2045	CAD	2,745,000	2,705,306

See accompanying notes to financial statements.

286

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
3.75%, 6/1/2019	CAD	3,195,000	$2,581,536
4.00%, 6/1/2041	CAD	2,650,000	2,742,374
5.00%, 6/1/2037	CAD	3,000,000	3,400,069
5.75%, 6/1/2029	CAD	1,800,000	1,955,024
5.75%, 6/1/2033	CAD	2,500,000	2,912,047
Series VW17, 8.00%, 6/1/2027	CAD	1,000,000	1,205,975

			69,936,791

CHILE — 0.1%
Bonos del Banco Central de Chile en Pesos:
4.50%, 4/1/2020	CLP	95,000,000	147,573
4.50%, 6/1/2020	CLP	205,000,000	318,999
Series 10YR, 6.00%, 2/1/2021	CLP	105,000,000	170,782
6.00%, 3/1/2022	CLP	100,000,000	165,409
Chile Government International Bond 5.50%, 8/5/2020	CLP	125,000,000	199,304

			1,002,067

CZECH REPUBLIC — 0.6%
Czech Republic Government Bond:
Zero Coupon, 7/17/2019	CZK	17,620,000	769,934
Zero Coupon, 2/10/2020	CZK	10,600,000	463,091
Series 8Y, 0.45%, 10/25/2023	CZK	10,870,000	479,010
0.95%, 5/15/2030	CZK	9,450,000	397,582
Series 11Y, 1.00%, 6/26/2026	CZK	5,950,000	262,325
1.50%, 10/29/2019	CZK	18,000,000	816,400
2.40%, 9/17/2025	CZK	15,000,000	741,318
2.50%, 8/25/2028	CZK	13,910,000	696,203
3.75%, 9/12/2020	CZK	12,000,000	585,833
3.85%, 9/29/2021	CZK	14,220,000	718,501
4.20%, 12/4/2036	CZK	4,600,000	289,099
4.60%, 8/18/2018	CZK	14,700,000	677,320
4.70%, 9/12/2022	CZK	11,670,000	630,787
4.85%, 11/26/2057	CZK	2,750,000	194,568
5.00%, 4/11/2019	CZK	18,500,000	880,584
5.70%, 5/25/2024	CZK	14,500,000	864,541

			9,467,096

DENMARK — 1.4%
Denmark Government Bond:
0.25%, 11/15/2018	DKK	12,025,000	1,864,917
0.25%, 11/15/2020	DKK	3,825,000	597,584
Series 10Y, 0.50%, 11/15/2027	DKK	5,550,000	833,926
1.50%, 11/15/2023	DKK	12,535,000	2,092,869
1.75%, 11/15/2025	DKK	17,560,000	2,997,845
3.00%, 11/15/2021	DKK	16,500,000	2,884,032
4.00%, 11/15/2019	DKK	15,850,000	2,682,474
4.50%, 11/15/2039	DKK	26,145,000	6,657,061
7.00%, 11/10/2024	DKK	3,600,000	826,369

			21,437,077

FINLAND — 1.3%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	1,700,000	1,949,750
Zero Coupon, 9/15/2023 (a)	EUR	1,250,000	1,414,741
0.38%, 9/15/2020 (a)	EUR	1,110,000	1,296,073
0.50%, 4/15/2026 (a)	EUR	1,581,000	1,802,146
0.75%, 4/15/2031 (a)	EUR	800,000	886,157
0.88%, 9/15/2025 (a)	EUR	763,000	901,662
1.13%, 9/15/2018 (a)	EUR	1,065,000	1,239,968
1.38%, 4/15/2047 (a)	EUR	445,000	501,977
1.50%, 4/15/2023 (a)	EUR	700,000	866,011
1.63%, 9/15/2022 (a)	EUR	850,000	1,054,478
2.00%, 4/15/2024 (a)	EUR	865,000	1,105,261
2.63%, 7/4/2042 (a)	EUR	950,000	1,396,661
2.75%, 7/4/2028 (a)	EUR	800,000	1,106,881
3.38%, 4/15/2020 (a)	EUR	1,400,000	1,766,816
3.50%, 4/15/2021 (a)	EUR	975,000	1,272,192
4.00%, 7/4/2025 (a)	EUR	1,192,000	1,751,123
4.38%, 7/4/2019 (a)	EUR	700,000	877,456

			21,189,353

FRANCE — 6.9%
France Government Bond OAT:
Zero Coupon, 2/25/2019	EUR	2,365,000	2,720,819
Zero Coupon, 2/25/2020	EUR	1,800,000	2,073,602
Zero Coupon, 5/25/2020	EUR	1,250,000	1,440,586
Zero Coupon, 5/25/2021	EUR	1,850,000	2,128,311
Zero Coupon, 5/25/2022	EUR	4,650,000	5,312,669
0.25%, 11/25/2020	EUR	1,500,000	1,742,831
0.25%, 11/25/2026	EUR	3,000,000	3,267,464
0.50%, 11/25/2019	EUR	2,050,000	2,390,829
0.50%, 5/25/2025	EUR	2,150,000	2,457,160
0.50%, 5/25/2026	EUR	2,600,000	2,924,359
1.00%, 11/25/2018	EUR	1,300,000	1,514,623
1.00%, 5/25/2019	EUR	2,650,000	3,107,993
1.00%, 11/25/2025	EUR	1,325,000	1,565,557
1.00%, 5/25/2027	EUR	1,890,000	2,192,121
1.25%, 5/25/2036 (a)	EUR	2,950,000	3,234,385
1.50%, 5/25/2031	EUR	2,315,000	2,747,314
1.75%, 5/25/2023	EUR	1,750,000	2,189,259
1.75%, 11/25/2024	EUR	1,750,000	2,196,377
1.75%, 6/25/2039 (a)	EUR	1,400,000	1,644,392
1.75%, 5/25/2066 (a)	EUR	1,970,000	2,058,595
2.25%, 10/25/2022	EUR	1,500,000	1,914,225
2.25%, 5/25/2024	EUR	1,700,000	2,201,323
2.50%, 10/25/2020	EUR	2,250,000	2,808,054
2.50%, 5/25/2030	EUR	1,500,000	1,999,643
2.75%, 10/25/2027	EUR	2,800,000	3,789,518
3.00%, 4/25/2022	EUR	3,150,000	4,126,742
3.25%, 10/25/2021	EUR	2,225,000	2,913,307
3.25%, 5/25/2045	EUR	1,485,000	2,249,364
3.50%, 4/25/2020	EUR	2,150,000	2,720,765
3.50%, 4/25/2026	EUR	2,200,000	3,132,739
3.75%, 10/25/2019	EUR	2,150,000	2,692,094
3.75%, 4/25/2021	EUR	2,000,000	2,630,678
4.00%, 10/25/2038	EUR	1,250,000	2,075,345
4.00%, 4/25/2055	EUR	700,000	1,244,372
4.00%, 4/25/2060	EUR	500,000	907,536

See accompanying notes to financial statements.

287

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
4.25%, 10/25/2018	EUR	1,000,000	$1,212,391
4.25%, 4/25/2019	EUR	1,900,000	2,354,993
4.25%, 10/25/2023	EUR	2,250,000	3,229,276
4.50%, 4/25/2041	EUR	1,450,000	2,600,696
4.75%, 4/25/2035	EUR	1,300,000	2,281,068
5.50%, 4/25/2029	EUR	1,550,000	2,662,322
5.75%, 10/25/2032	EUR	1,500,000	2,795,187
6.00%, 10/25/2025	EUR	1,400,000	2,319,149
8.50%, 10/25/2019	EUR	400,000	551,273
8.50%, 4/25/2023	EUR	800,000	1,358,295

			107,679,601

GERMANY — 4.6%
Bundesrepublik Deutschland:
Zero Coupon, 6/14/2019	EUR	3,150,000	3,633,014
Zero Coupon, 8/15/2026	EUR	2,025,000	2,227,373
0.25%, 2/15/2027	EUR	1,430,000	1,596,646
Series 98, 4.75%, 7/4/2028	EUR	600,000	988,425
Series 94, 6.25%, 1/4/2024	EUR	200,000	320,507
Federal Republic of Germany:
Zero Coupon, 9/14/2018	EUR	350,000	402,205
Zero Coupon, 12/14/2018	EUR	1,050,000	1,208,037
Zero Coupon, 3/15/2019	EUR	1,300,000	1,497,714
Zero Coupon, 4/17/2020	EUR	1,000,000	1,157,248
Zero Coupon, 4/9/2021	EUR	900,000	1,041,105
Series 174, Zero Coupon, 10/8/2021	EUR	750,000	866,370
Series 175, Zero Coupon, 4/8/2022	EUR	1,795,000	2,068,776
0.25%, 10/11/2019	EUR	550,000	638,851
0.25%, 10/16/2020	EUR	2,100,000	2,450,248
0.50%, 4/12/2019	EUR	1,000,000	1,162,684
0.50%, 2/15/2025	EUR	1,250,000	1,461,358
0.50%, 2/15/2026	EUR	1,173,000	1,359,137
1.00%, 10/12/2018	EUR	800,000	931,513
1.00%, 2/22/2019	EUR	1,000,000	1,171,025
1.00%, 8/15/2024	EUR	775,000	940,674
1.00%, 8/15/2025	EUR	1,108,000	1,341,858
1.50%, 9/4/2022	EUR	900,000	1,115,944
1.50%, 2/15/2023	EUR	1,500,000	1,865,020
1.50%, 5/15/2023	EUR	1,000,000	1,246,017
1.50%, 5/15/2024	EUR	2,324,000	2,912,023
1.75%, 7/4/2022	EUR	1,250,000	1,565,727
1.75%, 2/15/2024	EUR	700,000	890,199
2.00%, 1/4/2022	EUR	1,000,000	1,258,469
2.00%, 8/15/2023	EUR	1,025,000	1,315,384
2.25%, 9/4/2020	EUR	1,000,000	1,239,607
2.25%, 9/4/2021	EUR	1,000,000	1,264,380
2.50%, 1/4/2021	EUR	1,100,000	1,384,359
2.50%, 7/4/2044	EUR	1,332,000	1,964,090
2.50%, 8/15/2046	EUR	1,610,000	2,394,828
3.00%, 7/4/2020	EUR	1,500,000	1,891,231
3.25%, 1/4/2020	EUR	1,250,000	1,562,824
3.25%, 7/4/2021	EUR	1,030,000	1,346,318
3.25%, 7/4/2042	EUR	800,000	1,326,016
3.50%, 7/4/2019	EUR	1,000,000	1,234,235
3.75%, 1/4/2019	EUR	1,000,000	1,216,032
4.00%, 1/4/2037	EUR	1,177,000	2,055,518
4.25%, 7/4/2018	EUR	1,090,000	1,304,725
4.25%, 7/4/2039	EUR	850,000	1,574,380
4.75%, 7/4/2034	EUR	1,800,000	3,298,034
4.75%, 7/4/2040	EUR	825,000	1,643,790
5.50%, 1/4/2031	EUR	800,000	1,469,986
5.63%, 1/4/2028	EUR	600,000	1,039,552
6.25%, 1/4/2030	EUR	500,000	951,783
6.50%, 7/4/2027	EUR	450,000	816,504

			71,611,743

HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.91%, 11/5/2020	HKD	1,150,000	146,781
1.06%, 2/5/2020	HKD	2,900,000	372,810
1.10%, 1/17/2023	HKD	1,600,000	202,949
1.47%, 2/20/2019	HKD	2,500,000	323,889
2.22%, 8/7/2024	HKD	1,000,000	135,800
2.46%, 8/4/2021	HKD	1,150,000	154,979
2.93%, 1/13/2020	HKD	1,200,000	161,441

			1,498,649

HUNGARY — 0.5%
Hungary Government Bond:
1.00%, 9/23/2020	HUF	21,000,000	78,110
2.00%, 10/30/2019	HUF	200,000,000	767,093
Series 21/B, 2.50%, 10/27/2021	HUF	214,000,000	829,473
Series 24/B, 3.00%, 6/26/2024	HUF	120,000,000	458,511
3.00%, 10/27/2027	HUF	89,000,000	328,410
3.50%, 6/24/2020	HUF	185,000,000	740,169
5.50%, 12/20/2018	HUF	60,000,000	238,665
Series 25/B, 5.50%, 6/24/2025	HUF	260,000,000	1,151,443
Series 23/A, 6.00%, 11/24/2023	HUF	150,000,000	679,127
6.50%, 6/24/2019	HUF	170,000,000	704,628
Series 28/A, 6.75%, 10/22/2028	HUF	50,000,000	245,364
Series 22/A, 7.00%, 6/24/2022	HUF	224,500,000	1,039,295
Series 20/A, 7.50%, 11/12/2020	HUF	120,000,000	540,202

			7,800,490

IRELAND — 1.7%
Ireland Government Bond:
0.80%, 3/15/2022	EUR	975,000	1,153,137
1.00%, 5/15/2026	EUR	1,900,000	2,188,932
1.70%, 5/15/2037	EUR	1,000,000	1,139,282
2.00%, 2/18/2045	EUR	1,580,000	1,828,365
2.40%, 5/15/2030	EUR	1,750,000	2,263,054
3.40%, 3/18/2024	EUR	1,580,000	2,156,824
3.90%, 3/20/2023	EUR	1,310,000	1,807,410
4.40%, 6/18/2019	EUR	1,420,000	1,770,267
4.50%, 10/18/2018	EUR	1,550,000	1,879,298
4.50%, 4/18/2020	EUR	2,400,000	3,102,643
5.00%, 10/18/2020	EUR	2,095,000	2,803,544
5.40%, 3/13/2025	EUR	1,900,000	2,939,921

See accompanying notes to financial statements.

288

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
5.90%, 10/18/2019	EUR	1,750,000	$2,281,086

			27,313,763

ISRAEL — 0.8%
Israel Government Bond:
0.50%, 10/31/2018	ILS	3,325,000	957,133
1.00%, 4/30/2021	ILS	3,875,000	1,122,677
1.75%, 8/31/2025	ILS	3,600,000	1,027,408
Series 0327, 2.00%, 3/31/2027	ILS	2,555,000	726,919
2.25%, 5/31/2019	ILS	3,680,000	1,094,292
3.75%, 3/31/2024	ILS	2,650,000	870,127
4.25%, 3/31/2023	ILS	3,700,000	1,238,552
5.00%, 1/31/2020	ILS	3,400,000	1,089,011
5.50%, 1/31/2022	ILS	2,825,000	976,648
5.50%, 1/31/2042	ILS	3,245,000	1,294,341
6.00%, 2/28/2019	ILS	2,950,000	926,119
6.25%, 10/30/2026	ILS	3,220,000	1,261,119

			12,584,346

ITALY — 6.9%
Italy Buoni Poliennali Del Tesoro:
0.05%, 10/15/2019	EUR	4,380,000	4,992,761
0.35%, 11/1/2021	EUR	1,035,000	1,164,886
0.45%, 6/1/2021	EUR	1,250,000	1,423,329
0.65%, 10/15/2023	EUR	1,125,000	1,231,050
0.95%, 3/15/2023	EUR	2,600,000	2,935,568
1.20%, 4/1/2022	EUR	3,425,000	3,968,495
1.25%, 12/1/2026	EUR	1,250,000	1,331,631
1.60%, 6/1/2026	EUR	1,000,000	1,106,543
1.85%, 5/15/2024	EUR	325,000	377,864
2.20%, 6/1/2027	EUR	5,045,000	5,785,596
2.25%, 9/1/2036 (a)	EUR	1,795,000	1,868,313
2.45%, 9/1/2033 (a)	EUR	1,000,000	1,100,074
2.80%, 3/1/2067 (a)	EUR	545,000	518,489
3.75%, 8/1/2021	EUR	1,450,000	1,865,183
7.25%, 11/1/2026	EUR	650,000	1,073,186
Italy Certificati di Credito del Tesoro Zero Coupon, 12/28/2018	EUR	1,750,000	2,000,374
Republic of Italy:
0.10%, 4/15/2019	EUR	400,000	458,024
0.30%, 10/15/2018	EUR	1,595,000	1,833,414
0.65%, 11/1/2020	EUR	1,000,000	1,153,751
0.70%, 5/1/2020	EUR	800,000	924,959
1.05%, 12/1/2019	EUR	2,000,000	2,333,109
1.35%, 4/15/2022	EUR	1,500,000	1,749,780
1.45%, 9/15/2022	EUR	2,465,000	2,875,979
1.50%, 8/1/2019	EUR	1,100,000	1,293,874
1.50%, 6/1/2025	EUR	825,000	920,953
1.65%, 3/1/2032 (a)	EUR	1,805,000	1,835,123
2.00%, 12/1/2025	EUR	700,000	805,844
2.15%, 12/15/2021	EUR	1,950,000	2,362,832
2.50%, 5/1/2019	EUR	950,000	1,134,426
2.50%, 12/1/2024	EUR	1,000,000	1,205,121
2.70%, 3/1/2047 (a)	EUR	905,000	920,599
3.25%, 9/1/2046 (a)	EUR	700,000	794,752
3.50%, 12/1/2018	EUR	1,125,000	1,350,667
3.50%, 3/1/2030 (a)	EUR	1,150,000	1,454,549
3.75%, 3/1/2021	EUR	1,500,000	1,919,956
3.75%, 5/1/2021	EUR	1,000,000	1,281,594
3.75%, 9/1/2024	EUR	1,000,000	1,303,783
4.00%, 9/1/2020	EUR	1,500,000	1,912,360
4.00%, 2/1/2037	EUR	1,400,000	1,856,267
4.25%, 2/1/2019	EUR	1,200,000	1,463,371
4.25%, 9/1/2019	EUR	1,025,000	1,275,180
4.25%, 3/1/2020	EUR	1,100,000	1,389,974
4.50%, 8/1/2018	EUR	825,000	990,242
4.50%, 3/1/2019	EUR	1,425,000	1,750,362
4.50%, 2/1/2020	EUR	1,250,000	1,585,134
4.50%, 5/1/2023	EUR	950,000	1,284,019
4.50%, 3/1/2024	EUR	1,375,000	1,868,041
4.50%, 3/1/2026	EUR	1,300,000	1,788,896
4.75%, 9/1/2021	EUR	1,350,000	1,801,480
4.75%, 8/1/2023 (a)	EUR	1,650,000	2,267,887
4.75%, 9/1/2028 (a)	EUR	1,000,000	1,410,877
4.75%, 9/1/2044 (a)	EUR	1,700,000	2,450,480
5.00%, 3/1/2022	EUR	1,250,000	1,697,905
5.00%, 3/1/2025 (a)	EUR	1,750,000	2,465,213
5.00%, 8/1/2034	EUR	1,075,000	1,595,660
5.00%, 8/1/2039	EUR	1,050,000	1,566,096
5.00%, 9/1/2040	EUR	1,950,000	2,882,162
5.25%, 11/1/2029	EUR	1,450,000	2,150,797
5.50%, 9/1/2022	EUR	900,000	1,259,058
5.50%, 11/1/2022	EUR	900,000	1,262,681
5.75%, 2/1/2033	EUR	766,000	1,213,316
6.00%, 5/1/2031	EUR	1,450,000	2,317,066
6.50%, 11/1/2027	EUR	1,350,000	2,149,788

			108,310,743

JAPAN — 23.0%
Government of Japan 2 Year Bond:
0.10%, 7/15/2018	JPY	140,000,000	1,248,761
0.10%, 8/15/2018	JPY	140,000,000	1,248,985
0.10%, 9/15/2018	JPY	145,000,000	1,293,721
0.10%, 10/15/2018	JPY	320,000,000	2,855,707
0.10%, 11/15/2018	JPY	150,000,000	1,338,839
0.10%, 12/15/2018	JPY	600,000,000	5,356,372
0.10%, 1/15/2019	JPY	500,000,000	4,464,489
0.10%, 3/15/2019	JPY	535,000,000	4,778,670
0.10%, 4/15/2019	JPY	299,750,000	2,677,768
Government of Japan 5 Year Bond:
0.10%, 6/20/2019	JPY	243,000,000	2,171,299
0.10%, 9/20/2019	JPY	200,000,000	1,787,629
0.10%, 12/20/2019	JPY	1,373,750,000	12,282,200
0.10%, 3/20/2020	JPY	390,000,000	3,488,653
0.10%, 6/20/2020	JPY	470,000,000	4,205,990
0.10%, 9/20/2020	JPY	365,000,000	3,267,361
Series 126, 0.10%, 12/20/2020	JPY	300,000,000	2,686,517
0.10%, 3/20/2021	JPY	360,000,000	3,225,005
0.10%, 6/20/2021	JPY	600,000,000	5,377,358
0.10%, 9/20/2021	JPY	300,000,000	2,690,228
0.10%, 12/20/2021	JPY	450,000,000	4,036,784
0.10%, 3/20/2022	JPY	743,750,000	6,674,554
0.10%, 6/20/2022	JPY	350,000,000	3,139,440
0.20%, 9/20/2018	JPY	415,000,000	3,707,484

See accompanying notes to financial statements.

289

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
0.20%, 12/20/2018	JPY	400,000,000	$3,576,219
0.20%, 3/20/2019	JPY	530,000,000	4,742,123
0.20%, 6/20/2019	JPY	500,000,000	4,476,415
0.20%, 9/20/2019	JPY	150,000,000	1,343,619
0.30%, 9/20/2018	JPY	160,000,000	1,431,129
Government of Japan 10 Year Bond:
0.10%, 3/20/2026	JPY	700,000,000	6,257,512
0.10%, 6/20/2026	JPY	650,000,000	5,808,695
Series 344, 0.10%, 9/20/2026	JPY	550,000,000	4,912,113
Series 345, 0.10%, 12/20/2026	JPY	890,000,000	7,943,781
0.10%, 3/20/2027	JPY	806,250,000	7,193,320
0.10%, 6/20/2027	JPY	425,000,000	3,788,726
0.30%, 12/20/2024	JPY	360,000,000	3,275,052
0.30%, 12/20/2025	JPY	540,000,000	4,911,376
Series 338, 0.40%, 3/20/2025	JPY	350,000,000	3,206,911
0.40%, 6/20/2025	JPY	400,000,000	3,666,429
0.40%, 9/20/2025	JPY	465,000,000	4,263,962
0.50%, 9/20/2024	JPY	250,000,000	2,305,269
0.50%, 12/20/2024	JPY	274,950,000	2,537,635
0.60%, 3/20/2023	JPY	390,000,000	3,597,330
0.60%, 9/20/2023	JPY	150,000,000	1,387,233
0.60%, 12/20/2023	JPY	395,000,000	3,656,176
0.60%, 3/20/2024	JPY	275,000,000	2,549,551
0.60%, 6/20/2024	JPY	475,000,000	4,408,546
0.70%, 12/20/2022	JPY	115,000,000	1,065,091
0.80%, 9/20/2020	JPY	200,000,000	1,830,473
0.80%, 6/20/2022	JPY	199,950,000	1,855,179
0.80%, 9/20/2022	JPY	250,000,000	2,322,779
0.80%, 12/20/2022	JPY	250,000,000	2,327,474
0.80%, 6/20/2023	JPY	500,000,000	4,672,392
0.80%, 9/20/2023	JPY	365,000,000	3,416,011
0.90%, 3/20/2022	JPY	235,000,000	2,186,968
0.90%, 6/20/2022	JPY	200,000,000	1,864,489
Series 310, 1.00%, 9/20/2020	JPY	250,000,000	2,302,443
1.00%, 9/20/2021	JPY	400,000,000	3,721,004
1.00%, 12/20/2021	JPY	200,000,000	1,864,863
1.00%, 3/20/2022	JPY	450,000,000	4,206,715
1.10%, 6/20/2020	JPY	66,000,000	608,015
Series 316, 1.10%, 6/20/2021	JPY	200,000,000	1,862,371
1.10%, 9/20/2021	JPY	170,000,000	1,587,827
1.20%, 12/20/2020	JPY	370,000,000	3,438,899
1.20%, 6/20/2021	JPY	95,000,000	887,983
1.30%, 12/20/2019	JPY	377,000,000	3,470,004
1.30%, 3/20/2021	JPY	275,000,000	2,572,508
1.50%, 9/20/2018	JPY	40,000,000	362,973
1.50%, 3/20/2019	JPY	200,000,000	1,828,871
Government of Japan 20 Year Bond:
0.20%, 6/20/2036	JPY	200,000,000	1,669,580
0.40%, 3/20/2036	JPY	150,000,000	1,304,130
0.50%, 9/20/2036	JPY	150,000,000	1,322,019
0.60%, 12/20/2036	JPY	385,000,000	3,443,893
0.60%, 6/20/2037	JPY	260,000,000	2,316,652
0.70%, 3/20/2037	JPY	694,600,000	6,315,816
0.80%, 6/20/2023	JPY	60,000,000	560,757
Series 155, 1.00%, 12/20/2035	JPY	450,000,000	4,344,967
1.20%, 12/20/2034	JPY	250,000,000	2,497,775
1.20%, 3/20/2035	JPY	205,000,000	2,047,938
Series 154, 1.20%, 9/20/2035	JPY	270,000,000	2,693,416
1.30%, 6/20/2035	JPY	150,000,000	1,520,292
1.40%, 9/20/2034	JPY	100,000,000	1,029,583
1.50%, 3/20/2033	JPY	200,000,000	2,088,359
1.50%, 3/20/2034	JPY	200,000,000	2,088,768
1.50%, 6/20/2034	JPY	200,000,000	2,088,483
1.60%, 3/20/2032	JPY	180,000,000	1,899,244
1.60%, 12/20/2033	JPY	200,000,000	2,116,928
1.70%, 9/20/2032	JPY	200,000,000	2,139,284
1.70%, 12/20/2032	JPY	200,000,000	2,141,100
Series 145, 1.70%, 6/20/2033	JPY	100,000,000	1,071,698
1.70%, 9/20/2033	JPY	300,000,000	3,214,854
1.80%, 9/20/2030	JPY	251,350,000	2,692,035
1.80%, 9/20/2031	JPY	260,000,000	2,801,849
1.80%, 12/20/2031	JPY	250,000,000	2,697,134
1.90%, 9/20/2022	JPY	110,000,000	1,078,629
1.90%, 12/20/2023	JPY	55,000,000	550,627
Series 109, 1.90%, 3/20/2029	JPY	324,300,000	3,467,666
1.90%, 9/20/2030	JPY	231,000,000	2,500,478
1.90%, 3/20/2031	JPY	55,000,000	597,540
2.00%, 12/20/2024	JPY	175,000,000	1,789,794
2.00%, 3/20/2027	JPY	80,000,000	843,581
2.00%, 12/20/2030	JPY	50,000,000	548,100
2.10%, 9/21/2021	JPY	40,000,000	388,459
2.10%, 9/20/2024	JPY	150,000,000	1,537,300
2.10%, 9/20/2025	JPY	170,000,000	1,769,855
Series 92, 2.10%, 12/20/2026	JPY	100,000,000	1,060,084
2.10%, 12/20/2027	JPY	270,000,000	2,899,568
2.10%, 9/20/2029	JPY	357,750,000	3,918,980
2.10%, 3/20/2030	JPY	190,000,000	2,090,626
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	638,677
2.20%, 3/20/2031	JPY	300,000,000	3,365,655
2.30%, 6/20/2027	JPY	100,000,000	1,084,986
2.60%, 3/20/2019	JPY	100,000,000	931,168
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	150,000,000	1,156,132
Series 52, 0.50%, 9/20/2046	JPY	330,000,000	2,688,519
0.60%, 12/20/2046	JPY	100,000,000	835,493
0.80%, 3/20/2046	JPY	160,000,000	1,417,843
0.80%, 3/20/2047	JPY	232,500,000	2,047,825
1.40%, 9/20/2045	JPY	110,000,000	1,125,190
Series 49, 1.40%, 12/20/2045	JPY	105,000,000	1,072,802
Series 46, 1.50%, 3/20/2045	JPY	70,000,000	731,100
1.70%, 6/20/2033	JPY	130,000,000	1,393,416
1.70%, 3/20/2044	JPY	150,000,000	1,631,150
1.70%, 9/20/2044	JPY	115,000,000	1,250,722
1.80%, 3/20/2043	JPY	150,000,000	1,659,812

See accompanying notes to financial statements.

290

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
1.80%, 9/20/2043	JPY	70,000,000	$774,859
1.90%, 9/20/2042	JPY	175,000,000	1,969,622
2.00%, 9/20/2040	JPY	162,200,000	1,846,129
2.00%, 9/20/2041	JPY	100,000,000	1,141,937
2.00%, 3/20/2042	JPY	125,000,000	1,429,635
2.20%, 3/20/2041	JPY	105,550,000	1,242,965
Series 21, 2.30%, 12/20/2035	JPY	100,000,000	1,168,165
2.30%, 3/20/2039	JPY	90,900,000	1,076,359
2.30%, 3/20/2040	JPY	130,550,000	1,554,307
2.40%, 3/20/2037	JPY	30,000,000	356,889
2.50%, 9/20/2034	JPY	70,000,000	834,293
2.50%, 9/20/2035	JPY	60,000,000	718,211
Series 22, 2.50%, 3/20/2036	JPY	70,000,000	839,682
2.50%, 9/20/2036	JPY	80,000,000	962,364
Series 27, 2.50%, 9/20/2037	JPY	200,000,000	2,416,429
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	180,700,000	1,303,803
0.90%, 3/20/2057	JPY	120,000,000	1,029,569
1.40%, 3/20/2055	JPY	160,000,000	1,612,389
1.70%, 3/20/2054	JPY	150,000,000	1,637,558
1.90%, 3/20/2053	JPY	120,000,000	1,373,848
2.00%, 3/20/2052	JPY	100,000,000	1,170,096
2.20%, 3/20/2049	JPY	75,000,000	910,406
2.20%, 3/20/2050	JPY	40,000,000	486,654
2.20%, 3/20/2051	JPY	105,000,000	1,280,970

			360,813,738

LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	200,000	216,704
0.50%, 12/15/2020	EUR	100,000	115,829
1.38%, 9/23/2025	EUR	100,000	119,758
1.38%, 5/16/2036	EUR	150,000	162,528
2.25%, 2/15/2047	EUR	100,000	119,016
2.63%, 1/21/2021	EUR	150,000	187,404
2.88%, 4/30/2024	EUR	200,000	264,420

			1,185,659

LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 1.25%, 10/22/2025	EUR	100,000	118,200
2.13%, 10/29/2026	EUR	200,000	252,764
2.13%, 10/22/2035	EUR	200,000	247,499
3.38%, 1/22/2024	EUR	425,000	575,621

			1,194,084

LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	300,000	340,479
2.13%, 7/10/2023	EUR	420,000	537,061
2.25%, 3/21/2022	EUR	300,000	380,504
2.25%, 3/19/2028	EUR	150,000	197,497
3.38%, 5/18/2020	EUR	400,000	505,256

			1,960,797

MALAYSIA — 1.6%
Malaysia Government Bond:
3.49%, 3/31/2020	MYR	3,000,000	697,665
3.58%, 9/28/2018	MYR	5,550,000	1,297,479
Series 0416, 3.62%, 11/30/2021	MYR	2,000,000	464,385
3.65%, 10/31/2019	MYR	8,800,000	2,060,426
3.76%, 3/15/2019	MYR	5,300,000	1,242,496
Series 0116, 3.80%, 8/17/2023	MYR	1,950,000	451,105
3.84%, 4/15/2033	MYR	1,200,000	261,223
3.89%, 7/31/2020	MYR	5,000,000	1,175,400
Series 0316, 3.90%, 11/30/2026	MYR	3,500,000	810,650
Series 0115, 3.96%, 9/15/2025	MYR	3,000,000	695,256
4.05%, 9/30/2021	MYR	4,300,000	1,014,784
4.06%, 9/30/2024	MYR	3,000,000	704,907
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	335,441
4.18%, 7/15/2024	MYR	6,925,000	1,636,138
Series 0415, 4.25%, 5/31/2035	MYR	2,000,000	451,300
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	475,784
Series 0216, 4.74%, 3/15/2046	MYR	1,500,000	348,648
4.76%, 4/7/2037	MYR	1,500,000	358,771
4.94%, 9/30/2043	MYR	2,000,000	479,288
Malaysia Government Investment Issue:
3.56%, 4/30/2019	MYR	850,000	198,400
Series 0613, 3.72%, 3/23/2021	MYR	1,500,000	348,485
Series 0216, 3.74%, 8/26/2021	MYR	8,000,000	1,859,321
3.80%, 8/27/2020	MYR	5,000,000	1,169,602
3.87%, 8/30/2018	MYR	1,500,000	351,494
3.87%, 8/8/2028	MYR	3,250,000	725,916
3.99%, 10/15/2025	MYR	3,000,000	691,546
Series 0316, 4.07%, 9/30/2026	MYR	2,000,000	463,298
4.19%, 7/15/2022	MYR	3,775,000	890,217
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	226,638
4.26%, 7/26/2027	MYR	3,500,000	824,868
Series 0116, 4.39%, 7/7/2023	MYR	700,000	166,758
4.44%, 5/22/2024	MYR	5,500,000	1,311,704
4.58%, 8/30/2033	MYR	2,000,000	470,501
Series 0615, 4.79%, 10/31/2035	MYR	1,000,000	237,845
4.90%, 5/8/2047	MYR	400,000	93,352
4.94%, 12/6/2028	MYR	3,225,000	789,801

			25,780,892

MEXICO — 1.9%
Mexican Bonos:
5.00%, 12/11/2019	MXN	64,900,000	3,455,381

See accompanying notes to financial statements.

291

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
5.75%, 3/5/2026	MXN	42,450,000	$2,189,465
6.50%, 6/10/2021	MXN	56,650,000	3,117,702
6.50%, 6/9/2022	MXN	60,500,000	3,323,033
7.50%, 6/3/2027	MXN	22,650,000	1,316,997
7.75%, 5/29/2031	MXN	25,470,000	1,506,733
7.75%, 11/23/2034	MXN	20,350,000	1,207,503
7.75%, 11/13/2042	MXN	38,000,000	2,219,986
8.00%, 6/11/2020	MXN	37,200,000	2,131,836
8.00%, 12/7/2023	MXN	14,000,000	826,909
8.00%, 11/7/2047	MXN	12,400,000	746,559
8.50%, 12/13/2018	MXN	23,100,000	1,305,347
8.50%, 5/31/2029	MXN	16,500,000	1,035,002
8.50%, 11/18/2038	MXN	17,000,000	1,074,330
10.00%, 12/5/2024	MXN	50,000,000	3,291,233
10.00%, 11/20/2036	MXN	13,200,000	949,531

			29,697,547

NETHERLANDS — 4.5%
Kingdom of Netherlands:
0.25%, 1/15/2020	EUR	4,550,000	5,290,895
0.25%, 7/15/2025 (a)	EUR	2,725,000	3,082,811
1.25%, 1/15/2019 (a)	EUR	3,190,000	3,741,582
1.75%, 7/15/2023 (a)	EUR	2,900,000	3,650,229
2.00%, 7/15/2024 (a)	EUR	2,400,000	3,084,530
2.25%, 7/15/2022 (a)	EUR	3,800,000	4,855,030
2.50%, 1/15/2033 (a)	EUR	2,850,000	3,986,034
2.75%, 1/15/2047 (a)	EUR	2,675,000	4,126,503
3.25%, 7/15/2021 (a)	EUR	2,625,000	3,426,652
3.50%, 7/15/2020 (a)	EUR	2,350,000	3,004,793
3.75%, 1/15/2023	EUR	1,750,000	2,417,310
3.75%, 1/15/2042 (a)	EUR	2,400,000	4,222,568
4.00%, 7/15/2018 (a)	EUR	2,250,000	2,689,235
4.00%, 7/15/2019 (a)	EUR	2,250,000	2,805,924
4.00%, 1/15/2037 (a)	EUR	3,450,000	5,988,575
5.50%, 1/15/2028	EUR	1,955,000	3,339,646
Netherlands Government Bond:
Zero Coupon, 1/15/2022 (a)	EUR	4,775,000	5,491,661
0.50%, 7/15/2026 (a)	EUR	2,925,000	3,336,159
0.75%, 7/15/2027 (a)	EUR	1,900,000	2,186,132
7.50%, 1/15/2023 (a)	EUR	400,000	647,294

			71,373,563

NEW ZEALAND — 0.6%
New Zealand Government Bond:
2.75%, 4/15/2025	NZD	1,115,000	808,751
2.75%, 4/15/2037	NZD	755,000	490,687
3.00%, 4/15/2020	NZD	2,030,000	1,515,019
3.50%, 4/14/2033	NZD	700,000	523,148
4.50%, 4/15/2027	NZD	1,110,000	915,758
Series 319, 5.00%, 3/15/2019	NZD	2,120,000	1,627,336
5.50%, 4/15/2023	NZD	1,510,000	1,271,213
6.00%, 5/15/2021	NZD	2,100,000	1,740,975

			8,892,887

NORWAY — 0.6%
Norway Government Bond:
1.50%, 2/19/2026 (a)	NOK	10,555,000	1,253,397
1.75%, 3/13/2025 (a)	NOK	8,350,000	1,016,516
1.75%, 2/17/2027 (a)	NOK	3,250,000	391,654
2.00%, 5/24/2023 (a)	NOK	10,125,000	1,260,848
3.00%, 3/14/2024 (a)	NOK	11,000,000	1,451,569
3.75%, 5/25/2021 (a)	NOK	14,760,000	1,950,449
4.50%, 5/22/2019 (a)	NOK	16,825,000	2,154,140

			9,478,573

POLAND — 1.4%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	5,500,000	1,450,827
Zero Coupon, 4/25/2019	PLN	4,450,000	1,159,961
1.50%, 4/25/2020	PLN	5,500,000	1,458,687
Series 0721, 1.75%, 7/25/2021	PLN	5,900,000	1,546,795
2.00%, 4/25/2021	PLN	5,000,000	1,328,641
Series 0422, 2.25%, 4/25/2022	PLN	7,225,000	1,912,678
2.50%, 7/25/2018	PLN	4,080,000	1,110,577
2.50%, 7/25/2026	PLN	9,500,000	2,420,408
Series 0727, 2.50%, 7/25/2027	PLN	5,100,000	1,279,573
3.25%, 7/25/2019	PLN	3,300,000	913,834
3.25%, 7/25/2025	PLN	5,050,000	1,373,192
4.00%, 10/25/2023	PLN	5,225,000	1,498,755
5.25%, 10/25/2020	PLN	3,500,000	1,034,153
5.50%, 10/25/2019	PLN	4,500,000	1,309,651
5.75%, 10/25/2021	PLN	2,675,000	817,439
5.75%, 9/23/2022	PLN	4,000,000	1,236,685
5.75%, 4/25/2029	PLN	1,500,000	501,788

			22,353,644

RUSSIA — 0.7%
Russian Federal Bond - OFZ:
6.40%, 5/27/2020	RUB	30,000,000	487,618
6.70%, 5/15/2019	RUB	44,500,000	735,658
6.80%, 12/11/2019	RUB	25,000,000	412,233
Series 6211, 7.00%, 1/25/2023	RUB	30,000,000	488,352
Series 6215, 7.00%, 8/16/2023	RUB	48,635,000	792,274
Series 6212, 7.05%, 1/19/2028	RUB	50,000,000	803,543
Series 6222, 7.10%, 10/16/2024	RUB	20,000,000	324,677
Series 6220, 7.40%, 12/7/2022	RUB	47,000,000	779,489
7.50%, 2/27/2019	RUB	23,000,000	385,742
Series 6217, 7.50%, 8/18/2021	RUB	81,000,000	1,349,573
Series 6205, 7.60%, 4/14/2021	RUB	20,000,000	334,915
Series 6209, 7.60%, 7/20/2022	RUB	30,000,000	502,297
7.70%, 3/23/2033	RUB	9,500,000	157,892
Series 6219, 7.75%, 9/16/2026	RUB	33,000,000	557,343
Series 6207, 8.15%, 2/3/2027	RUB	70,000,000	1,228,776
Series 6218, 8.50%, 9/17/2031	RUB	60,000,000	1,073,837

			10,414,219

See accompanying notes to financial statements.

292

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
SINGAPORE — 0.9%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	760,000	$546,962
1.63%, 10/1/2019	SGD	1,755,000	1,284,973
1.75%, 4/1/2022	SGD	1,175,000	862,341
2.00%, 7/1/2020	SGD	770,000	569,929
2.13%, 6/1/2026	SGD	925,000	677,870
2.25%, 6/1/2021	SGD	1,550,000	1,157,955
2.25%, 8/1/2036	SGD	620,000	441,022
2.38%, 6/1/2025	SGD	500,000	373,861
2.50%, 6/1/2019	SGD	1,820,000	1,353,490
2.75%, 7/1/2023	SGD	1,275,000	977,421
2.75%, 4/1/2042	SGD	1,000,000	773,868
2.75%, 3/1/2046	SGD	775,000	598,695
2.88%, 7/1/2029	SGD	780,000	606,733
2.88%, 9/1/2030	SGD	800,000	620,146
3.00%, 9/1/2024	SGD	1,100,000	858,045
3.13%, 9/1/2022	SGD	700,000	546,029
3.25%, 9/1/2020	SGD	900,000	691,579
3.38%, 9/1/2033	SGD	675,000	555,207
3.50%, 3/1/2027	SGD	800,000	651,830
4.00%, 9/1/2018	SGD	575,000	431,652

			14,579,608

SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	300,000	333,645
0.63%, 5/22/2026	EUR	300,000	334,778
1.38%, 1/21/2027	EUR	575,000	675,227
1.50%, 11/28/2018	EUR	600,000	701,780
Series 229, 1.63%, 1/21/2031	EUR	300,000	351,500
1.88%, 3/9/2037	EUR	530,000	608,586
3.00%, 2/28/2023	EUR	530,000	707,740
3.38%, 11/15/2024	EUR	675,000	923,541
3.63%, 1/16/2029	EUR	350,000	503,524
4.00%, 4/27/2020	EUR	820,000	1,050,287
4.35%, 10/14/2025	EUR	700,000	1,060,750
Slovakia Government International Bond
Series EMTN, 4.00%, 3/26/2021	EUR	300,000	398,982

			7,650,340

SLOVENIA — 0.3%
Slovenia Government Bond:
1.25%, 3/22/2027	EUR	660,000	758,445
1.50%, 3/25/2035	EUR	300,000	319,808
Series RS78, 1.75%, 11/3/2040	EUR	770,000	785,069
2.13%, 7/28/2025	EUR	250,000	316,418
2.25%, 3/25/2022	EUR	200,000	252,062
2.25%, 3/3/2032	EUR	300,000	373,986
3.00%, 4/8/2021	EUR	225,000	286,135
3.13%, 8/7/2045	EUR	150,000	195,633
4.13%, 1/26/2020	EUR	450,000	568,153
4.38%, 2/6/2019	EUR	300,000	366,972
Series RS69, 4.38%, 1/18/2021	EUR	300,000	396,056
Series RS66, 4.63%, 9/9/2024	EUR	250,000	367,499
5.13%, 3/30/2026	EUR	320,000	495,725

			5,481,961

SOUTH AFRICA — 1.2%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	14,100,000	759,677
6.50%, 2/28/2041	ZAR	14,000,000	745,705
6.75%, 3/31/2021	ZAR	9,050,000	668,191
7.00%, 2/28/2031	ZAR	21,000,000	1,310,952
7.25%, 1/15/2020	ZAR	9,200,000	695,556
7.75%, 2/28/2023	ZAR	20,500,000	1,535,016
8.00%, 12/21/2018	ZAR	8,600,000	660,170
8.00%, 1/31/2030	ZAR	21,000,000	1,450,376
8.25%, 3/31/2032	ZAR	13,075,000	899,697
8.50%, 1/31/2037	ZAR	22,100,000	1,498,762
8.75%, 1/31/2044	ZAR	20,850,000	1,418,632
8.75%, 2/28/2048	ZAR	26,950,000	1,833,690
8.88%, 2/28/2035	ZAR	15,025,000	1,065,475
Series 2040, 9.00%, 1/31/2040	ZAR	8,225,000	577,659
10.50%, 12/21/2026	ZAR	36,675,000	3,104,744

			18,224,302

SOUTH KOREA — 4.3%
Korea Treasury Bond:
1.25%, 12/10/2019	KRW	4,000,000,000	3,458,683
Series 2109, 1.38%, 9/10/2021	KRW	1,900,000,000	1,627,050
1.50%, 6/10/2019	KRW	1,700,000,000	1,481,564
Series 2612, 1.50%, 12/10/2026	KRW	1,630,000,000	1,337,866
1.50%, 9/10/2036	KRW	1,680,000,000	1,284,431
1.75%, 12/10/2018	KRW	5,960,000,000	5,222,437
1.75%, 6/10/2020	KRW	700,000,000	612,676
Series 2606, 1.88%, 6/10/2026	KRW	2,000,000,000	1,701,890
2.00%, 3/10/2020	KRW	3,350,000,000	2,947,956
2.00%, 9/10/2020	KRW	2,150,000,000	1,891,344
Series 2103, 2.00%, 3/10/2021	KRW	2,450,000,000	2,153,265
Series 4603, 2.00%, 3/10/2046	KRW	1,850,000,000	1,514,460
2.13%, 6/10/2027	KRW	3,800,000,000	3,293,564
2.13%, 3/10/2047	KRW	1,550,500,000	1,298,040
2.25%, 6/10/2025	KRW	3,500,000,000	3,080,150
2.25%, 12/10/2025	KRW	2,200,000,000	1,932,424
Series 3509, 2.63%, 9/10/2035	KRW	1,700,000,000	1,557,513
2.75%, 9/10/2019	KRW	3,198,000,000	2,858,316
Series 4412, 2.75%, 12/10/2044	KRW	2,200,000,000	2,102,442
3.00%, 9/10/2024	KRW	4,600,000,000	4,255,946
3.00%, 12/10/2042	KRW	2,115,000,000	2,093,529
3.13%, 3/10/2019	KRW	3,650,000,000	3,268,912
3.25%, 9/10/2018	KRW	3,550,000,000	3,164,745
Series 2309, 3.38%, 9/10/2023	KRW	500,000,000	470,734

See accompanying notes to financial statements.

293

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
3.50%, 3/10/2024	KRW	4,050,000,000	$3,846,164
Series 2206, 3.75%, 6/10/2022	KRW	3,075,000,000	2,915,838
3.75%, 12/10/2033	KRW	1,965,000,000	2,055,258
Series 3112, 4.00%, 12/10/2031	KRW	2,000,000,000	2,117,520
Series 2106, 4.25%, 6/10/2021	KRW	500,000,000	476,395
Series 3012, 4.75%, 12/10/2030	KRW	500,000,000	561,495
5.00%, 6/10/2020	KRW	1,300,000,000	1,241,086
5.50%, 3/10/2028	KRW	400,000,000	457,650

			68,281,343

SPAIN — 4.6%
Kingdom of Spain:
0.25%, 1/31/2019	EUR	1,580,000	1,816,738
1.15%, 7/30/2020	EUR	900,000	1,066,296
1.40%, 1/31/2020	EUR	1,900,000	2,257,924
1.60%, 4/30/2025 (a)	EUR	1,451,000	1,714,019
1.95%, 4/30/2026 (a)	EUR	1,100,000	1,318,732
1.95%, 7/30/2030 (a)	EUR	1,600,000	1,827,763
2.15%, 10/31/2025 (a)	EUR	1,350,000	1,646,970
2.75%, 4/30/2019	EUR	1,650,000	1,985,367
2.75%, 10/31/2024 (a)	EUR	1,335,000	1,709,005
3.75%, 10/31/2018	EUR	1,500,000	1,804,944
3.80%, 4/30/2024 (a)	EUR	1,950,000	2,651,799
4.00%, 4/30/2020 (a)	EUR	1,250,000	1,592,425
4.10%, 7/30/2018 (a)	EUR	1,100,000	1,314,323
4.20%, 1/31/2037 (a)	EUR	1,925,000	2,799,337
4.30%, 10/31/2019 (a)	EUR	1,250,000	1,575,043
4.40%, 10/31/2023 (a)	EUR	1,563,000	2,189,623
4.60%, 7/30/2019 (a)	EUR	2,725,000	3,419,532
4.65%, 7/30/2025 (a)	EUR	1,470,000	2,124,052
4.70%, 7/30/2041 (a)	EUR	1,000,000	1,557,301
4.80%, 1/31/2024 (a)	EUR	859,000	1,231,355
4.85%, 10/31/2020 (a)	EUR	1,100,000	1,459,050
4.90%, 7/30/2040 (a)	EUR	700,000	1,118,132
5.15%, 10/31/2028 (a)	EUR	1,500,000	2,311,482
5.15%, 10/31/2044 (a)	EUR	900,000	1,491,148
5.40%, 1/31/2023 (a)	EUR	1,700,000	2,461,575
5.50%, 4/30/2021 (a)	EUR	2,300,000	3,171,013
5.75%, 7/30/2032	EUR	1,350,000	2,270,615
5.85%, 1/31/2022 (a)	EUR	1,725,000	2,472,576
5.90%, 7/30/2026 (a)	EUR	1,175,000	1,857,145
6.00%, 1/31/2029	EUR	1,200,000	1,977,851
Spain Government Bond:
0.40%, 4/30/2022	EUR	2,750,000	3,148,337
0.75%, 7/30/2021	EUR	1,928,000	2,259,340
1.30%, 10/31/2026 (a)	EUR	1,700,000	1,919,914
1.50%, 4/30/2027 (a)	EUR	2,850,000	3,242,246
2.35%, 7/30/2033 (a)	EUR	1,100,000	1,270,394
2.90%, 10/31/2046 (a)	EUR	1,290,000	1,486,521
3.45%, 7/30/2066 (a)	EUR	350,000	422,625

			71,942,512

SWEDEN — 1.0%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	11,260,000	1,313,479
1.00%, 11/12/2026	SEK	12,400,000	1,516,953
1.50%, 11/13/2023 (a)	SEK	18,520,000	2,368,745
2.25%, 6/1/2032	SEK	1,500,000	200,171
2.50%, 5/12/2025	SEK	12,550,000	1,721,398
3.50%, 6/1/2022	SEK	20,000,000	2,778,351
3.50%, 3/30/2039	SEK	7,600,000	1,206,961
4.25%, 3/12/2019	SEK	21,800,000	2,799,466
5.00%, 12/1/2020	SEK	15,700,000	2,200,146

			16,105,670

SWITZERLAND — 1.1%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	725,000	748,885
0.50%, 5/27/2030	CHF	470,000	514,244
0.50%, 5/30/2058	CHF	295,000	316,763
1.25%, 6/11/2024	CHF	940,000	1,086,499
1.25%, 5/28/2026	CHF	970,000	1,134,241
1.25%, 6/27/2037	CHF	1,135,000	1,397,698
1.50%, 7/24/2025	CHF	650,000	770,851
1.50%, 4/30/2042	CHF	950,000	1,254,002
2.00%, 4/28/2021	CHF	825,000	948,149
2.00%, 5/25/2022	CHF	1,020,000	1,196,435
2.00%, 6/25/2064	CHF	400,000	675,880
2.25%, 7/6/2020	CHF	975,000	1,109,035
2.25%, 6/22/2031	CHF	355,000	477,386
2.50%, 3/8/2036	CHF	765,000	1,118,363
3.00%, 5/12/2019	CHF	1,270,000	1,419,658
3.25%, 6/27/2027	CHF	500,000	692,529
3.50%, 4/8/2033	CHF	850,000	1,337,508
4.00%, 2/11/2023	CHF	325,000	424,148
4.00%, 4/8/2028	CHF	220,000	327,846
4.00%, 1/6/2049	CHF	200,000	430,074

			17,380,194

THAILAND — 1.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	87,500,000	2,556,929
2.13%, 12/17/2026	THB	27,000,000	764,432
2.55%, 6/26/2020	THB	60,000,000	1,812,740
2.88%, 6/17/2046	THB	31,560,000	840,380
3.40%, 6/17/2036	THB	20,000,000	611,091
3.45%, 3/8/2019	THB	17,000,000	516,059
3.58%, 12/17/2027	THB	16,000,000	508,479
3.63%, 6/16/2023	THB	45,900,000	1,454,871
3.65%, 12/17/2021	THB	71,500,000	2,259,867
3.85%, 12/12/2025	THB	32,000,000	1,038,773
3.88%, 6/13/2019	THB	60,300,000	1,853,070
4.00%, 6/17/2066	THB	15,000,000	469,145
4.26%, 12/12/2037	THB	59,000,000	1,977,473
4.68%, 6/29/2044	THB	52,450,000	1,893,372
4.75%, 12/20/2024	THB	5,000,000	170,392
4.85%, 6/17/2061	THB	16,000,000	602,680
4.88%, 6/22/2029	THB	92,000,000	3,269,502
5.50%, 8/13/2019	THB	33,925,000	1,079,954
5.63%, 1/12/2019	THB	3,300,000	103,098

			23,782,307

UNITED KINGDOM — 7.5%
United Kingdom Gilt 0.50%, 7/22/2022	GBP	4,450,000	5,724,943

See accompanying notes to financial statements.

294

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
United Kingdom Treasury Bond:
1.25%, 7/22/2018	GBP	1,970,000	$2,583,780
1.25%, 7/22/2027	GBP	2,600,000	3,350,858
1.50%, 1/22/2021	GBP	1,800,000	2,422,108
1.50%, 7/22/2026	GBP	3,015,000	4,020,741
1.50%, 7/22/2047	GBP	2,300,000	2,735,981
1.75%, 7/22/2019	GBP	3,040,000	4,062,038
1.75%, 9/7/2022	GBP	1,425,000	1,952,586
1.75%, 9/7/2037	GBP	3,025,000	3,848,378
1.75%, 7/22/2057	GBP	800,000	1,042,495
2.00%, 7/22/2020	GBP	2,050,000	2,789,629
2.00%, 9/7/2025	GBP	1,600,000	2,231,803
2.25%, 9/7/2023	GBP	1,500,000	2,115,696
2.50%, 7/22/2065	GBP	1,375,000	2,254,416
2.75%, 9/7/2024	GBP	1,740,000	2,545,428
3.25%, 1/22/2044	GBP	1,440,000	2,387,961
3.50%, 1/22/2045	GBP	1,980,000	3,450,590
3.50%, 7/22/2068	GBP	1,350,000	2,833,998
3.75%, 9/7/2019	GBP	2,460,000	3,432,777
3.75%, 9/7/2020	GBP	1,200,000	1,723,841
3.75%, 9/7/2021	GBP	1,500,000	2,211,146
3.75%, 7/22/2052	GBP	1,425,000	2,792,034
4.00%, 3/7/2022	GBP	2,050,000	3,085,972
4.00%, 1/22/2060	GBP	1,400,000	3,068,033
4.25%, 12/7/2027	GBP	1,500,000	2,516,584
4.25%, 6/7/2032	GBP	1,950,000	3,415,355
4.25%, 3/7/2036	GBP	1,500,000	2,708,968
4.25%, 9/7/2039	GBP	1,599,000	2,972,020
4.25%, 12/7/2040	GBP	1,249,000	2,351,356
4.25%, 12/7/2046	GBP	1,150,000	2,288,743
4.25%, 12/7/2049	GBP	1,050,000	2,167,600
4.25%, 12/7/2055	GBP	1,525,000	3,364,911
4.50%, 3/7/2019	GBP	3,000,000	4,168,676
4.50%, 9/7/2034	GBP	1,850,000	3,389,083
4.50%, 12/7/2042	GBP	1,350,000	2,680,086
4.75%, 3/7/2020	GBP	2,340,000	3,396,262
4.75%, 12/7/2030	GBP	1,800,000	3,257,977
4.75%, 12/7/2038	GBP	1,300,000	2,560,334
5.00%, 3/7/2025	GBP	1,950,000	3,288,784
6.00%, 12/7/2028	GBP	1,100,000	2,132,864
8.00%, 6/7/2021	GBP	1,200,000	2,017,043

			117,343,878

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,596,052,923)			1,554,587,282

TOTAL INVESTMENTS — 99.1%
(Cost $1,596,052,923)			1,554,587,282
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			13,830,588

NET ASSETS — 100.0%			$1,568,417,870

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 16.9% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungary Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

USD — U.S. Dollar

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Australia	$—	$71,478,946	$—	$71,478,946
Austria	—	50,395,675	—	50,395,675
Belgium	—	68,963,224	—	68,963,224

See accompanying notes to financial statements.

295

SPDR Bloomberg Barclays International Treasury Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Canada	$—	$69,936,791	$—	$69,936,791
Chile	—	1,002,067	—	1,002,067
Czech Republic	—	9,467,096	—	9,467,096
Denmark	—	21,437,077	—	21,437,077
Finland	—	21,189,353	—	21,189,353
France	—	107,679,601	—	107,679,601
Germany	—	71,611,743	—	71,611,743
Hong Kong	—	1,498,649	—	1,498,649
Hungary	—	7,800,490	—	7,800,490
Ireland	—	27,313,763	—	27,313,763
Israel	—	12,584,346	—	12,584,346
Italy	—	108,310,743	—	108,310,743
Japan	—	360,813,738	—	360,813,738
Latvia	—	1,185,659	—	1,185,659
Lithuania	—	1,194,084	—	1,194,084
Luxembourg	—	1,960,797	—	1,960,797
Malaysia	—	25,780,892	—	25,780,892
Mexico	—	29,697,547	—	29,697,547
Netherlands	—	71,373,563	—	71,373,563
New Zealand	—	8,892,887	—	8,892,887
Norway	—	9,478,573	—	9,478,573
Poland	—	22,353,644	—	22,353,644
Russia	—	10,414,219	—	10,414,219
Singapore	—	14,579,608	—	14,579,608
Slovakia	—	7,650,340	—	7,650,340
Slovenia	—	5,481,961	—	5,481,961
South Africa	—	18,224,302	—	18,224,302
South Korea	—	68,281,343	—	68,281,343
Spain	—	71,942,512	—	71,942,512
Sweden	—	16,105,670	—	16,105,670
Switzerland	—	17,380,194	—	17,380,194
Thailand	—	23,782,307	—	23,782,307
United Kingdom	—	117,343,878	—	117,343,878

TOTAL INVESTMENTS	$—	$1,554,587,282	$—	$1,554,587,282

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	8,711,754	$8,711,754	76,204,063	84,915,817	—	$—	$10,109	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	64,852,130	64,852,130	—	—	4,467	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	133,881,928	133,881,928	—	—	15,295	—

TOTAL		$8,711,754				$—	$29,871	$—

See accompanying notes to financial statements.

296

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount		Value
CORPORATE BONDS & NOTES — 98.7%
AUSTRALIA — 2.5%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	200,000	$220,453
BHP Billiton Finance, Ltd.:
Series 7, 2.13%, 11/29/2018	EUR	200,000	235,143
Series 9, 2.25%, 9/25/2020	EUR	200,000	242,463
Series 11, 3.25%, 9/25/2024	GBP	100,000	142,216
Series 12, 4.30%, 9/25/2042	GBP	200,000	319,915
Series MTN, 3.00%, 3/30/2020	AUD	140,000	107,969
Commonwealth Bank of Australia:
1.63%, 2/4/2019	EUR	200,000	233,965
4.38%, 2/25/2020	EUR	100,000	126,882
National Australia Bank, Ltd.:
1.25%, 5/18/2026	EUR	200,000	231,837
2.75%, 8/8/2022	EUR	150,000	190,176
Series GMTN, 0.88%, 1/20/2022	EUR	200,000	232,313
Series GMTN, 2.00%, 11/12/2020	EUR	100,000	120,899
Series GMTN, 4.00%, 7/13/2020	EUR	200,000	254,525
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	200,000	250,864
3.50%, 9/21/2022	EUR	200,000	261,060
4.25%, 3/23/2020	EUR	150,000	189,768
Westpac Banking Corp.:
0.25%, 1/17/2022	EUR	150,000	169,168
Series MTN, 4.50%, 2/25/2019	AUD	200,000	158,620

			3,688,236

BELGIUM — 2.4%
Anheuser-Busch InBev NV:
0.63%, 3/17/2020	EUR	400,000	462,201
0.88%, 3/17/2022	EUR	200,000	232,769
1.50%, 3/17/2025	EUR	400,000	472,584
1.50%, 4/18/2030	EUR	400,000	442,874
1.88%, 1/20/2020	EUR	150,000	178,851
2.00%, 3/17/2028	EUR	500,000	595,473
2.70%, 3/31/2026	EUR	300,000	383,781
2.75%, 3/17/2036	EUR	400,000	484,721
Series EMTN, 0.80%, 4/20/2023	EUR	100,000	115,354
KBC Group NV 0.75%, 3/1/2022	EUR	200,000	228,489

			3,597,097

CANADA — 0.2%
Toronto-Dominion Bank 0.63%, 3/8/2021	EUR	200,000	230,964

CAYMAN ISLANDS — 0.1%
CK Hutchison Finance 16, Ltd. 1.25%, 4/6/2023	EUR	200,000	229,904

DENMARK — 0.6%
AP Moeller - Maersk A/S 1.75%, 3/18/2021	EUR	200,000	237,695
Carlsberg Breweries A/S 2.50%, 5/28/2024	EUR	200,000	248,242
Danske Bank A/S:
0.50%, 5/6/2021	EUR	200,000	229,727
0.75%, 6/2/2023	EUR	100,000	114,432

			830,096

FINLAND — 0.1%
OP Corporate Bank PLC 0.75%, 3/3/2022	EUR	200,000	230,699
FRANCE — 13.8%
Air Liquide Finance SA 1.25%, 6/13/2028	EUR	200,000	229,083
Airbus Group Finance B.V. 2.38%, 4/2/2024	EUR	200,000	251,599
Autoroutes du Sud de la France SA:
1.25%, 1/18/2027	EUR	200,000	228,183
5.63%, 7/4/2022	EUR	200,000	285,436
Banque Federative du Credit Mutuel SA:
0.25%, 6/14/2019	EUR	200,000	229,278
0.38%, 1/13/2022	EUR	100,000	113,834
1.25%, 1/14/2025	EUR	200,000	232,765
1.63%, 1/19/2026	EUR	500,000	594,464
2.00%, 9/19/2019	EUR	200,000	237,931
2.63%, 2/24/2021	EUR	200,000	247,532
2.63%, 3/18/2024	EUR	300,000	382,162
3.00%, 11/28/2023	EUR	200,000	260,655
3.25%, 8/23/2022	EUR	200,000	260,507
4.13%, 7/20/2020	EUR	300,000	383,891
BNP Paribas SA:
0.75%, 11/11/2022	EUR	200,000	230,270
1.50%, 5/25/2028	EUR	200,000	231,880
1.63%, 2/23/2026	EUR	200,000	238,541
2.00%, 1/28/2019	EUR	200,000	235,467
2.25%, 1/13/2021	EUR	200,000	244,476
2.38%, 5/20/2024	EUR	100,000	125,412
2.50%, 8/23/2019	EUR	200,000	240,108
2.88%, 10/24/2022	EUR	100,000	127,755
2.88%, 9/26/2023	EUR	300,000	386,580
3.75%, 11/25/2020	EUR	200,000	255,912
4.13%, 1/14/2022	EUR	300,000	400,839
4.50%, 3/21/2023	EUR	300,000	417,584
Series EMTN, 1.13%, 1/15/2023	EUR	200,000	234,274
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	184,832
4.25%, 7/22/2020	EUR	200,000	255,739
BPCE SA:
0.63%, 4/20/2020	EUR	200,000	231,212
4.50%, 2/10/2022	EUR	300,000	406,958
Capgemini SE:
1.75%, 7/1/2020	EUR	200,000	236,785
2.50%, 7/1/2023	EUR	100,000	123,580
Carrefour SA:
1.75%, 5/22/2019	EUR	200,000	235,001
1.75%, 7/15/2022	EUR	100,000	120,513
3.88%, 4/25/2021	EUR	150,000	194,026
4.00%, 4/9/2020	EUR	200,000	251,871
Cie de Saint-Gobain Zero Coupon, 3/27/2020	EUR	100,000	113,494
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	200,000	269,018
Credit Agricole SA:
0.75%, 12/1/2022	EUR	300,000	345,252
0.88%, 1/19/2022	EUR	200,000	232,650
1.00%, 9/16/2024	EUR	100,000	114,687

See accompanying notes to financial statements.

297

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
1.25%, 4/14/2026	EUR	400,000	$459,200
2.38%, 11/27/2020	EUR	200,000	245,278
2.38%, 5/20/2024	EUR	300,000	375,886
3.13%, 7/17/2023	EUR	200,000	260,646
3.13%, 2/5/2026	EUR	300,000	398,855
3.88%, 2/13/2019	EUR	200,000	242,543
5.13%, 4/18/2023	EUR	100,000	143,550
Danone SA:
0.71%, 11/3/2024	EUR	100,000	112,717
1.21%, 11/3/2028	EUR	300,000	336,201
2.25%, 11/15/2021	EUR	500,000	614,564
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	150,000	220,933
Engie SA:
1.38%, 5/19/2020	EUR	200,000	236,075
2.38%, 5/19/2026	EUR	200,000	251,830
5.00%, 10/1/2060	GBP	200,000	416,997
Holding d’Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	250,000	338,861
HSBC France SA:
1.63%, 12/3/2018	EUR	200,000	233,490
1.88%, 1/16/2020	EUR	100,000	119,178
Orange SA:
3.00%, 6/15/2022	EUR	200,000	255,460
3.88%, 4/9/2020	EUR	200,000	251,309
3.88%, 1/14/2021	EUR	200,000	256,434
8.13%, 1/28/2033	EUR	200,000	419,687
Sanofi:
Zero Coupon, 1/13/2020	EUR	200,000	227,711
0.50%, 1/13/2027	EUR	100,000	108,104
1.13%, 3/10/2022	EUR	200,000	235,877
1.75%, 9/10/2026	EUR	300,000	363,968
1.88%, 9/4/2020	EUR	100,000	119,845
2.50%, 11/14/2023	EUR	200,000	253,911
Societe Generale SA:
0.75%, 5/26/2023	EUR	200,000	229,446
2.25%, 1/23/2020	EUR	100,000	120,451
4.25%, 7/13/2022	EUR	200,000	270,171
4.75%, 3/2/2021	EUR	200,000	265,198
Total Capital Canada, Ltd.:
1.13%, 3/18/2022	EUR	100,000	117,717
2.13%, 9/18/2029	EUR	300,000	369,120
Total Capital International SA:
0.25%, 7/12/2023	EUR	200,000	223,390
0.75%, 7/12/2028	EUR	200,000	215,494
2.50%, 3/25/2026	EUR	200,000	256,902
Total Capital SA 4.88%, 1/28/2019	EUR	200,000	245,651
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	230,489

			20,665,175

GERMANY — 10.7%
Allianz Finance II B.V.:
3.50%, 2/14/2022	EUR	200,000	262,131
4.75%, 7/22/2019	EUR	250,000	313,092
Series 62, 4.50%, 3/13/2043	GBP	100,000	173,079
BASF Finance Europe NV Zero Coupon, 11/10/2020	EUR	100,000	113,480
BASF SE:
1.50%, 10/1/2018	EUR	200,000	232,678
1.88%, 2/4/2021	EUR	200,000	242,057
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	247,133
BMW Finance NV:
0.50%, 9/5/2018	EUR	200,000	229,712
3.25%, 1/14/2019	EUR	200,000	239,371
3.38%, 12/14/2018	GBP	100,000	134,380
BMW US Capital LLC:
0.63%, 4/20/2022	EUR	200,000	230,303
1.13%, 9/18/2021	EUR	200,000	235,546
Commerzbank AG:
0.50%, 9/13/2023	EUR	100,000	110,324
4.00%, 9/16/2020	EUR	250,000	318,188
Daimler AG:
0.25%, 5/11/2020	EUR	200,000	228,538
0.50%, 9/9/2019	EUR	200,000	230,176
0.63%, 3/5/2020	EUR	100,000	115,488
1.38%, 5/11/2028	EUR	500,000	566,475
1.40%, 1/12/2024	EUR	200,000	237,435
1.50%, 11/19/2018	EUR	200,000	232,804
1.50%, 3/9/2026	EUR	200,000	235,091
Series EMTN, 0.85%, 2/28/2025	EUR	100,000	112,734
Series EMTN, 0.88%, 1/12/2021	EUR	200,000	232,855
Deutsche Bank AG:
1.00%, 3/18/2019	EUR	200,000	231,223
1.13%, 3/17/2025	EUR	800,000	897,949
1.25%, 9/8/2021	EUR	300,000	349,162
1.88%, 2/28/2020	GBP	100,000	130,319
2.38%, 1/11/2023	EUR	500,000	611,655
Deutsche Telekom International Finance B.V.:
1.50%, 4/3/2028	EUR	300,000	339,921
2.13%, 1/18/2021	EUR	500,000	607,217
4.25%, 7/13/2022	EUR	150,000	202,655
6.50%, 4/8/2022	GBP	90,000	143,911
E.ON International Finance B.V.:
5.75%, 5/7/2020	EUR	200,000	264,585
5.88%, 10/30/2037	GBP	150,000	275,478
6.00%, 10/30/2019	GBP	100,000	144,442
6.38%, 6/7/2032	GBP	200,000	366,923
6.75%, 1/27/2039	GBP	100,000	201,412
HeidelbergCement AG 2.25%, 3/30/2023	EUR	400,000	487,731
innogy Finance BV:
6.13%, 7/6/2039	GBP	200,000	381,612
6.25%, 6/3/2030	GBP	50,000	89,055
6.50%, 8/10/2021	EUR	200,000	285,355
6.63%, 1/31/2019	EUR	100,000	125,879
Linde AG 1.75%, 9/17/2020	EUR	200,000	240,229
Linde Finance B.V. 0.25%, 1/18/2022	EUR	100,000	113,935
Merck Financial Services GmbH 4.50%, 3/24/2020	EUR	250,000	319,054
SAP SE:
1.13%, 2/20/2023	EUR	100,000	118,582
1.75%, 2/22/2027	EUR	200,000	244,186

See accompanying notes to financial statements.

298

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	$237,276
1.75%, 3/12/2021	EUR	150,000	181,262
2.88%, 3/10/2028	EUR	200,000	268,855
Volkswagen International Finance NV:
0.88%, 1/16/2023	EUR	400,000	456,319
1.63%, 1/16/2030	EUR	300,000	322,056
2.00%, 1/14/2020	EUR	250,000	297,944
2.00%, 3/26/2021	EUR	100,000	120,756
3.25%, 1/21/2019	EUR	200,000	239,143
Volkswagen Leasing GmbH:
2.38%, 9/6/2022	EUR	200,000	245,710
2.63%, 1/15/2024	EUR	600,000	744,858
Vonovia Finance B.V.:
1.63%, 12/15/2020	EUR	200,000	237,979
2.25%, 12/15/2023	EUR	200,000	244,572

			16,042,270

HONG KONG — 0.3%
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	220,740
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	200,000	234,674

			455,414

INDIA — 0.2%
Bharti Airtel International Netherlands B.V. 4.00%, 12/10/2018	EUR	200,000	240,113
IRELAND — 0.1%
Johnson Controls International PLC 1.00%, 9/15/2023	EUR	200,000	225,339
ISRAEL — 0.4%
Teva Pharmaceutical Finance IV B.V. 2.88%, 4/15/2019	EUR	200,000	238,742
Teva Pharmaceutical Finance Netherlands II B.V.:
1.13%, 10/15/2024	EUR	150,000	163,827
1.25%, 3/31/2023	EUR	200,000	225,080

			627,649

ITALY — 5.4%
Assicurazioni Generali SpA:
2.88%, 1/14/2020	EUR	200,000	243,583
5.13%, 9/16/2024	EUR	250,000	362,552
Autostrade per l’Italia SpA 5.88%, 6/9/2024	EUR	100,000	151,249
Enel Finance International NV:
1.00%, 9/16/2024	EUR	200,000	228,912
1.97%, 1/27/2025	EUR	234,000	282,722
5.00%, 9/14/2022	EUR	350,000	490,359
5.63%, 8/14/2024	GBP	100,000	158,628
5.75%, 9/14/2040	GBP	250,000	442,853
Eni SpA:
1.50%, 2/2/2026	EUR	200,000	230,545
3.25%, 7/10/2023	EUR	200,000	260,812
3.63%, 1/29/2029	EUR	200,000	271,850
3.75%, 9/12/2025	EUR	150,000	204,420
4.00%, 6/29/2020	EUR	200,000	253,482
4.13%, 9/16/2019	EUR	200,000	247,983
4.25%, 2/3/2020	EUR	100,000	125,876
Intesa Sanpaolo SpA:
1.13%, 1/14/2020	EUR	300,000	349,752
1.13%, 3/4/2022	EUR	215,000	248,602
1.38%, 1/18/2024	EUR	200,000	228,770
2.00%, 6/18/2021	EUR	100,000	120,182
3.00%, 1/28/2019	EUR	100,000	119,284
4.00%, 10/30/2023	EUR	200,000	267,310
4.13%, 4/14/2020	EUR	200,000	252,472
4.38%, 10/15/2019	EUR	200,000	249,596
Series GMTN, 4.00%, 11/8/2018	EUR	200,000	240,318
Snam SpA 0.88%, 10/25/2026	EUR	200,000	218,391
Terna Rete Elettrica Nazionale SpA:
0.88%, 2/2/2022	EUR	200,000	231,409
4.75%, 3/15/2021	EUR	150,000	198,351
UniCredit SpA:
1.50%, 6/19/2019	EUR	200,000	234,279
2.00%, 3/4/2023	EUR	300,000	359,161
2.13%, 10/24/2026	EUR	100,000	117,163
3.25%, 1/14/2021	EUR	100,000	125,272
3.63%, 1/24/2019	EUR	200,000	240,796
Unione di Banche Italiane SpA 2.88%, 2/18/2019	EUR	200,000	238,373

			7,995,307

JAPAN — 0.7%
Panasonic Corp. Series 12, 0.39%, 3/19/2020	JPY	100,000,000	894,978
Sumitomo Mitsui Financial Group, Inc. 1.55%, 6/15/2026	EUR	200,000	231,312

			1,126,290

LUXEMBOURG — 0.7%
HeidelbergCement Finance Luxembourg SA 1.63%, 4/7/2026	EUR	100,000	114,911
Holcim Finance Luxembourg SA:
1.38%, 5/26/2023	EUR	200,000	232,719
2.25%, 5/26/2028	EUR	200,000	237,050
Novartis Finance SA:
Zero Coupon, 3/31/2021	EUR	100,000	113,152
0.13%, 9/20/2023	EUR	300,000	332,946

			1,030,778

MEXICO — 0.6%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	248,891
4.13%, 10/25/2019	EUR	200,000	248,227
4.38%, 8/7/2041	GBP	100,000	149,400
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	200,000	234,155

			880,673

NETHERLANDS — 7.8%
ABN AMRO Bank NV:
1.00%, 4/16/2025	EUR	243,000	280,026
2.13%, 11/26/2020	EUR	100,000	121,542
2.50%, 11/29/2023	EUR	100,000	126,843

See accompanying notes to financial statements.

299

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
4.13%, 3/28/2022	EUR	350,000	$468,393
4.75%, 1/11/2019	EUR	100,000	122,413
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	114,188
BMW Finance NV:
0.13%, 1/12/2021	EUR	200,000	227,374
0.88%, 11/17/2020	EUR	200,000	233,195
Cooperatieve Rabobank UA:
1.25%, 3/23/2026	EUR	400,000	462,991
1.75%, 1/22/2019	EUR	300,000	351,972
2.25%, 3/23/2022	GBP	100,000	135,306
2.38%, 5/22/2023	EUR	300,000	377,256
4.13%, 7/14/2025	EUR	450,000	638,493
Series EMTN, 3.50%, 10/17/2018	EUR	200,000	238,826
Series EMTN, 4.13%, 1/12/2021	EUR	300,000	388,720
Series EMTN, 4.38%, 6/7/2021	EUR	200,000	265,267
Series EMTN, 4.75%, 6/6/2022	EUR	300,000	414,002
Series GMTN, 1.38%, 2/3/2027	EUR	200,000	232,095
Series GMTN, 4.00%, 1/11/2022	EUR	300,000	397,452
Series GMTN, 4.13%, 1/14/2020	EUR	500,000	628,232
Deutsche Telekom International Finance B.V.:
0.63%, 4/3/2023	EUR	300,000	340,718
0.88%, 1/30/2024	EUR	100,000	114,099
1.38%, 1/30/2027	EUR	100,000	113,940
Enel Finance International NV 1.38%, 6/1/2026	EUR	200,000	227,150
Gas Natural Fenosa Finance B.V. 1.38%, 1/19/2027	EUR	300,000	339,226
Heineken NV 2.13%, 8/4/2020	EUR	200,000	241,377
ING Bank NV:
0.70%, 4/16/2020	EUR	200,000	232,102
0.75%, 2/22/2021	EUR	200,000	232,247
1.25%, 12/13/2019	EUR	250,000	293,585
4.50%, 2/21/2022	EUR	400,000	541,896
ING Groep NV 0.75%, 3/9/2022	EUR	100,000	114,354
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	248,999
Shell International Finance B.V.:
0.38%, 2/15/2025	EUR	200,000	219,502
0.75%, 8/15/2028	EUR	200,000	212,906
1.00%, 4/6/2022	EUR	200,000	234,626
1.25%, 3/15/2022	EUR	200,000	237,447
1.25%, 5/12/2028	EUR	100,000	112,872
1.63%, 3/24/2021	EUR	200,000	239,954
1.63%, 1/20/2027	EUR	200,000	237,050
1.88%, 9/15/2025	EUR	100,000	122,185
2.50%, 3/24/2026	EUR	200,000	255,485
Teva Pharmaceutical Finance Netherlands II BV 0.38%, 7/25/2020	EUR	300,000	340,891
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	100,000	113,791

			11,590,988

NORWAY — 0.6%
DNB Bank ASA:
3.88%, 6/29/2020	EUR	150,000	190,128
4.25%, 1/18/2022	EUR	200,000	267,995
4.38%, 2/24/2021	EUR	300,000	392,794

			850,917

PORTUGAL — 0.2%
EDP Finance B.V. 2.63%, 1/18/2022	EUR	300,000	368,890

SPAIN — 5.2%
Abertis Infraestructuras SA 1.38%, 5/20/2026	EUR	200,000	225,810
Banco Bilbao Vizcaya Argentaria SA:
0.63%, 1/17/2022	EUR	100,000	114,011
1.00%, 1/20/2021	EUR	200,000	233,227
Bankia SA 3.50%, 1/17/2019	EUR	200,000	239,972
BBVA Senior Finance SAU Series GMTN, 2.38%, 1/22/2019	EUR	200,000	236,412
CaixaBank SA Series EMTN, 1.13%, 5/17/2024	EUR	200,000	227,321
Criteria Caixa SAU:
1.63%, 4/21/2022	EUR	200,000	231,762
2.38%, 5/9/2019	EUR	100,000	118,594
Iberdrola Finanzas SA:
1.00%, 3/7/2025	EUR	200,000	227,055
4.13%, 3/23/2020	EUR	150,000	189,553
Iberdrola International B.V.:
1.13%, 4/21/2026	EUR	200,000	225,689
3.50%, 2/1/2021	EUR	100,000	127,112
Mapfre SA 1.63%, 5/19/2026	EUR	200,000	228,568
Repsol International Finance B.V.:
2.63%, 5/28/2020	EUR	100,000	121,795
3.63%, 10/7/2021	EUR	200,000	257,978
4.88%, 2/19/2019	EUR	200,000	245,742
Santander Consumer Finance SA:
0.75%, 4/3/2019	EUR	200,000	230,801
0.88%, 1/24/2022	EUR	100,000	114,542
0.90%, 2/18/2020	EUR	200,000	232,289
1.10%, 7/30/2018	EUR	100,000	115,461
Series EMTN, 1.50%, 11/12/2020	EUR	300,000	354,596
Santander International Debt SA:
1.38%, 12/14/2022	EUR	300,000	355,865
4.00%, 1/24/2020	EUR	100,000	125,324
Series EMTN, 1.38%, 3/3/2021	EUR	200,000	236,947
Telefonica Emisiones SAU:
0.32%, 10/17/2020	EUR	200,000	228,344
0.75%, 4/13/2022	EUR	200,000	228,997
1.46%, 4/13/2026	EUR	200,000	226,552
1.48%, 9/14/2021	EUR	300,000	355,844
2.24%, 5/27/2022	EUR	200,000	245,503
4.69%, 11/11/2019	EUR	400,000	505,232
4.71%, 1/20/2020	EUR	200,000	254,626
5.60%, 3/12/2020	GBP	100,000	144,419
Series EMTN, 1.53%, 1/17/2025	EUR	100,000	115,736
Series GMTN, 3.96%, 3/26/2021	EUR	100,000	129,144
Series GMTN, 3.99%, 1/23/2023	EUR	200,000	266,380

			7,717,203

SWEDEN — 2.2%
Nordea Bank AB:
1.00%, 2/22/2023	EUR	200,000	232,843
1.13%, 2/12/2025	EUR	200,000	233,616
2.00%, 2/17/2021	EUR	300,000	363,500

See accompanying notes to financial statements.

300

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
3.25%, 7/5/2022	EUR	100,000	$129,873
4.00%, 7/11/2019	EUR	200,000	246,522
4.00%, 6/29/2020	EUR	250,000	318,128
Skandinaviska Enskilda Banken AB:
2.00%, 2/19/2021	EUR	300,000	363,486
Series GMTN, 1.88%, 11/14/2019	EUR	200,000	237,964
Svenska Handelsbanken AB:
1.13%, 12/14/2022	EUR	200,000	234,951
2.25%, 8/27/2020	EUR	200,000	243,044
2.63%, 8/23/2022	EUR	200,000	252,383
4.38%, 10/20/2021	EUR	300,000	400,799

			3,257,109

SWITZERLAND — 3.9%
ABB Finance B.V. 2.63%, 3/26/2019	EUR	200,000	238,038
Credit Suisse AG:
0.38%, 4/11/2019	EUR	200,000	229,538
0.63%, 11/20/2018	EUR	200,000	230,134
1.00%, 6/7/2023	EUR	300,000	347,297
1.13%, 9/15/2020	EUR	200,000	234,564
1.38%, 11/29/2019	EUR	300,000	352,630
1.38%, 1/31/2022	EUR	200,000	237,410
1.50%, 4/10/2026	EUR	300,000	354,818
4.75%, 8/5/2019	EUR	450,000	563,243
Credit Suisse Group Funding Guernsey, Ltd.:
1.00%, 4/14/2023	CHF	115,000	122,247
1.25%, 4/14/2022	EUR	355,000	413,277
Glencore Finance Dubai, Ltd. 2.63%, 11/19/2018	EUR	100,000	117,905
Glencore Finance Europe SA:
1.25%, 3/17/2021	EUR	250,000	289,452
1.88%, 9/13/2023	EUR	200,000	230,830
Roche Finance Europe B.V. 0.88%, 2/25/2025	EUR	200,000	230,803
Roche Holdings, Inc. 6.50%, 3/4/2021	EUR	250,000	351,804
UBS AG:
1.13%, 6/30/2020	EUR	235,000	276,039
1.25%, 9/3/2021	EUR	200,000	236,505
UBS Group Funding Switzerland AG:
1.25%, 9/1/2026	EUR	200,000	225,017
1.50%, 11/30/2024	EUR	100,000	116,744
1.75%, 11/16/2022	EUR	300,000	360,111

			5,758,406

UNITED KINGDOM — 11.8%
Barclays Bank PLC 4.88%, 8/13/2019	EUR	200,000	251,669
Barclays PLC:
1.50%, 4/1/2022	EUR	300,000	352,332
1.88%, 3/23/2021	EUR	300,000	357,261
3.13%, 1/17/2024	GBP	100,000	134,231
3.25%, 2/12/2027	GBP	200,000	264,510
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	118,189
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	100,000	118,896
5.00%, 11/4/2036	GBP	100,000	173,525
5.13%, 12/1/2025	GBP	150,000	242,393
BP Capital Markets PLC:
1.11%, 2/16/2023	EUR	200,000	232,253
1.37%, 3/3/2022	EUR	200,000	236,835
1.53%, 9/26/2022	EUR	200,000	238,299
1.57%, 2/16/2027	EUR	200,000	230,784
2.18%, 9/28/2021	EUR	100,000	122,440
2.97%, 2/27/2026	EUR	200,000	259,294
2.99%, 2/18/2019	EUR	200,000	238,942
4.33%, 12/10/2018	GBP	100,000	136,245
British Telecommunications PLC:
0.63%, 3/10/2021	EUR	200,000	228,887
1.13%, 6/10/2019	EUR	200,000	232,455
1.13%, 3/10/2023	EUR	200,000	230,697
1.75%, 3/10/2026	EUR	200,000	232,268
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	116,134
Cadent Finance PLC:
2.13%, 9/22/2028	GBP	200,000	253,162
2.63%, 9/22/2038	GBP	100,000	124,257
2.75%, 9/22/2046	GBP	100,000	124,294
Centrica PLC:
4.38%, 3/13/2029	GBP	100,000	152,071
7.00%, 9/19/2033	GBP	100,000	197,127
Diageo Finance PLC 1.13%, 5/20/2019	EUR	200,000	232,276
GlaxoSmithKline Capital PLC:
0.63%, 12/2/2019	EUR	200,000	230,637
1.38%, 12/2/2024	EUR	200,000	235,461
4.25%, 12/18/2045	GBP	100,000	166,663
5.25%, 12/19/2033	GBP	150,000	267,894
5.25%, 4/10/2042	GBP	150,000	281,003
6.38%, 3/9/2039	GBP	150,000	308,819
Heathrow Funding, Ltd.:
5.23%, 2/15/2023	GBP	100,000	152,883
5.88%, 5/13/2043	GBP	100,000	193,048
6.45%, 12/10/2031	GBP	150,000	281,802
6.75%, 12/3/2028	GBP	200,000	356,061
Series 0000, 4.63%, 10/31/2046	GBP	100,000	170,212
HSBC Bank PLC:
3.88%, 10/24/2018	EUR	200,000	239,933
4.00%, 1/15/2021	EUR	200,000	258,519
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	300,000	338,162
1.50%, 3/15/2022	EUR	200,000	237,474
2.50%, 3/15/2027	EUR	300,000	379,313
2.63%, 8/16/2028	GBP	200,000	259,744
Imperial Brands Finance PLC:
Series EMTN, 2.25%, 2/26/2021	EUR	100,000	120,618
Series EMTN, 9.00%, 2/17/2022	GBP	200,000	343,186
Lloyds Bank PLC:
1.00%, 11/19/2021	EUR	200,000	234,668
5.38%, 9/3/2019	EUR	200,000	254,730
6.50%, 9/17/2040	GBP	150,000	312,703
Nationwide Building Society:
1.13%, 6/3/2022	EUR	200,000	233,873
1.25%, 3/3/2025	EUR	300,000	348,727
5.63%, 9/9/2019	GBP	150,000	214,384
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023	EUR	200,000	235,504
2.50%, 3/22/2023	EUR	200,000	242,187

See accompanying notes to financial statements.

301

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
Royal Bank of Scotland PLC:
5.38%, 9/30/2019	EUR	350,000	$445,040
5.50%, 3/23/2020	EUR	200,000	260,074
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	227,835
Santander UK PLC:
1.88%, 2/17/2020	GBP	100,000	132,579
2.00%, 1/14/2019	EUR	100,000	117,459
Sky PLC:
1.50%, 9/15/2021	EUR	300,000	354,180
2.50%, 9/15/2026	EUR	100,000	122,408
Standard Chartered PLC:
1.63%, 11/20/2018	EUR	100,000	116,593
1.63%, 6/13/2021	EUR	200,000	237,633
4.38%, 1/18/2038	GBP	100,000	146,867
Vodafone Group PLC:
0.38%, 11/22/2021	EUR	200,000	226,143
1.00%, 9/11/2020	EUR	100,000	116,269
1.25%, 8/25/2021	EUR	200,000	234,829
1.88%, 9/11/2025	EUR	350,000	417,397
2.20%, 8/25/2026	EUR	600,000	726,279
3.00%, 8/12/2056	GBP	200,000	222,262
3.38%, 8/8/2049	GBP	100,000	120,029
4.65%, 1/20/2022	EUR	100,000	134,816
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	200,000	306,697
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	100,000	178,420

			17,573,743

UNITED STATES — 28.2%
AbbVie, Inc.:
0.38%, 11/18/2019	EUR	200,000	229,118
1.38%, 5/17/2024	EUR	200,000	230,102
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	229,148
American International Group, Inc. 1.88%, 6/21/2027	EUR	100,000	112,842
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	235,016
4.00%, 9/13/2029	GBP	100,000	146,691
Apple, Inc.:
0.88%, 5/24/2025	EUR	200,000	226,394
1.00%, 11/10/2022	EUR	400,000	468,470
1.38%, 1/17/2024	EUR	300,000	355,349
1.38%, 5/24/2029	EUR	200,000	224,828
1.63%, 11/10/2026	EUR	200,000	237,360
2.00%, 9/17/2027	EUR	200,000	244,277
3.05%, 7/31/2029	GBP	100,000	141,442
Series MTN, 3.70%, 8/28/2022	AUD	150,000	118,731
AT&T, Inc.:
1.30%, 9/5/2023	EUR	200,000	229,970
1.45%, 6/1/2022	EUR	200,000	234,035
1.80%, 9/4/2026	EUR	300,000	338,949
1.88%, 12/4/2020	EUR	200,000	239,087
2.35%, 9/4/2029	EUR	200,000	225,555
2.40%, 3/15/2024	EUR	200,000	243,507
2.45%, 3/15/2035	EUR	200,000	209,730
2.50%, 3/15/2023	EUR	200,000	245,362
2.65%, 12/17/2021	EUR	200,000	246,648
3.15%, 9/4/2036	EUR	300,000	337,375
3.50%, 12/17/2025	EUR	100,000	129,881
3.55%, 12/17/2032	EUR	200,000	247,996
3.55%, 9/14/2037	GBP	100,000	126,198
4.25%, 6/1/2043	GBP	200,000	276,293
4.38%, 9/14/2029	GBP	100,000	144,708
4.88%, 6/1/2044	GBP	200,000	301,996
7.00%, 4/30/2040	GBP	250,000	475,127
Bank of America Corp.:
3 Month USD LIBOR - 0.83%, 0.74%, 2/7/2022	EUR	300,000	343,256
0.75%, 7/26/2023	EUR	300,000	335,257
1.38%, 9/10/2021	EUR	200,000	235,494
3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025	EUR	300,000	343,554
1.63%, 9/14/2022	EUR	300,000	354,848
1.88%, 1/10/2019	EUR	200,000	234,527
2.30%, 7/25/2025	GBP	100,000	130,845
2.38%, 6/19/2024	EUR	300,000	367,430
2.50%, 7/27/2020	EUR	100,000	121,774
6.13%, 9/15/2021	GBP	100,000	154,084
7.00%, 7/31/2028	GBP	250,000	456,516
Berkshire Hathaway, Inc.:
0.50%, 3/13/2020	EUR	100,000	115,091
1.13%, 3/16/2027	EUR	200,000	221,597
1.30%, 3/15/2024	EUR	150,000	174,890
1.63%, 3/16/2035	EUR	200,000	209,838
Citigroup, Inc.:
0.75%, 10/26/2023	EUR	100,000	112,016
1.38%, 10/27/2021	EUR	200,000	236,357
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	221,011
1.75%, 1/28/2025	EUR	300,000	354,660
2.38%, 5/22/2024	EUR	200,000	247,851
5.00%, 8/2/2019	EUR	350,000	439,904
7.38%, 9/4/2019	EUR	300,000	396,092
Coca-Cola Co.:
0.75%, 3/9/2023	EUR	200,000	229,738
1.13%, 3/9/2027	EUR	200,000	226,207
1.63%, 3/9/2035	EUR	300,000	331,088
1.88%, 9/22/2026	EUR	200,000	242,661
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	227,527
GE Capital European Funding:
0.80%, 1/21/2022	EUR	200,000	231,468
2.25%, 7/20/2020	EUR	150,000	181,638
2.63%, 3/15/2023	EUR	200,000	253,080
2.88%, 6/18/2019	EUR	200,000	240,452
5.38%, 1/23/2020	EUR	300,000	387,759
GE Capital European Funding Unlimited Co. 6.00%, 1/15/2019	EUR	100,000	124,580
General Electric Co.:
0.38%, 5/17/2022	EUR	300,000	340,092
0.88%, 5/17/2025	EUR	300,000	337,498
1.25%, 5/26/2023	EUR	200,000	235,473
1.50%, 5/17/2029	EUR	400,000	450,362
1.88%, 5/28/2027	EUR	200,000	240,063
2.13%, 5/17/2037	EUR	300,000	334,909

See accompanying notes to financial statements.

302

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
Goldman Sachs Group, Inc.:
1.25%, 5/1/2025	EUR	100,000	$112,324
0.75%, 5/10/2019	EUR	200,000	230,955
1.38%, 7/26/2022	EUR	100,000	117,325
1.63%, 7/27/2026	EUR	500,000	563,571
2.00%, 7/27/2023	EUR	300,000	359,403
2.13%, 9/30/2024	EUR	200,000	239,896
2.50%, 10/18/2021	EUR	100,000	123,277
2.63%, 8/19/2020	EUR	300,000	366,328
3.00%, 2/12/2031	EUR	300,000	367,256
3.25%, 2/1/2023	EUR	200,000	255,861
4.25%, 1/29/2026	GBP	100,000	145,954
5.13%, 10/23/2019	EUR	200,000	254,151
Honeywell International, Inc.:
0.65%, 2/21/2020	EUR	100,000	115,404
1.30%, 2/22/2023	EUR	200,000	234,668
International Business Machines Corp.:
0.50%, 9/7/2021	EUR	200,000	229,556
0.95%, 5/23/2025	EUR	200,000	225,542
1.25%, 5/26/2023	EUR	100,000	117,352
Series 001, 1.38%, 11/19/2019	EUR	200,000	234,990
1.50%, 5/23/2029	EUR	100,000	112,774
1.88%, 11/6/2020	EUR	200,000	240,543
2.75%, 12/21/2020	GBP	100,000	137,529
2.88%, 11/7/2025	EUR	100,000	130,140
Johnson & Johnson:
0.25%, 1/20/2022	EUR	300,000	341,588
1.65%, 5/20/2035	EUR	200,000	230,758
4.75%, 11/6/2019	EUR	100,000	127,028
JPMorgan Chase & Co.:
0.63%, 1/25/2024	EUR	400,000	445,269
1.38%, 9/16/2021	EUR	300,000	354,947
1.50%, 10/26/2022	EUR	200,000	237,267
1.50%, 1/27/2025	EUR	300,000	350,638
1.50%, 10/29/2026	EUR	200,000	229,196
1.88%, 11/21/2019	EUR	200,000	237,662
2.63%, 4/23/2021	EUR	200,000	247,184
2.75%, 8/24/2022	EUR	200,000	251,708
2.75%, 2/1/2023	EUR	200,000	252,470
2.88%, 5/24/2028	EUR	200,000	258,050
3.00%, 2/19/2026	EUR	300,000	389,582
3.88%, 9/23/2020	EUR	200,000	254,664
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	228,195
McDonald’s Corp. 1.00%, 11/15/2023	EUR	200,000	229,791
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	117,819
1.88%, 10/15/2026	EUR	200,000	243,904
Microsoft Corp.:
2.13%, 12/6/2021	EUR	250,000	306,760
3.13%, 12/6/2028	EUR	300,000	407,301
Morgan Stanley:
1.00%, 12/2/2022	EUR	200,000	229,475
1.38%, 10/27/2026	EUR	200,000	220,739
1.75%, 3/11/2024	EUR	300,000	353,288
Series GMTN, 1.75%, 1/30/2025	EUR	200,000	233,585
1.88%, 3/30/2023	EUR	300,000	358,150
1.88%, 4/27/2027	EUR	300,000	341,910
Series GMTN, 2.38%, 3/31/2021	EUR	200,000	244,173
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	129,795
Series GMTN, 5.38%, 8/10/2020	EUR	300,000	395,563
Mylan NV 2.25%, 11/22/2024	EUR	200,000	235,978
Oracle Corp. 2.25%, 1/10/2021	EUR	200,000	243,722
Pfizer, Inc.:
Zero Coupon, 3/6/2020	EUR	200,000	227,593
0.25%, 3/6/2022	EUR	100,000	113,067
5.75%, 6/3/2021	EUR	250,000	345,584
6.50%, 6/3/2038	GBP	300,000	629,885
Philip Morris International, Inc.:
1.75%, 3/19/2020	EUR	200,000	237,602
2.88%, 3/3/2026	EUR	200,000	258,390
Priceline Group, Inc.:
0.80%, 3/10/2022	EUR	100,000	113,609
1.80%, 3/3/2027	EUR	200,000	225,807
2.38%, 9/23/2024	EUR	200,000	242,075
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	234,381
2.00%, 8/16/2022	EUR	100,000	122,649
4.88%, 5/11/2027	EUR	200,000	305,633
Thermo Fisher Scientific, Inc. 0.75%, 9/12/2024	EUR	200,000	218,823
Toyota Motor Credit Corp.:
0.75%, 7/21/2022	EUR	200,000	231,577
1.00%, 9/10/2021	EUR	200,000	234,480
1.80%, 7/23/2020	EUR	100,000	119,781
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	100,000	112,956
Verizon Communications, Inc.:
0.50%, 6/2/2022	EUR	200,000	224,328
0.88%, 4/2/2025	EUR	200,000	217,786
1.38%, 11/2/2028	EUR	200,000	212,766
1.63%, 3/1/2024	EUR	200,000	233,106
2.38%, 2/17/2022	EUR	200,000	244,533
2.63%, 12/1/2031	EUR	300,000	350,856
3.25%, 2/17/2026	EUR	100,000	128,472
4.07%, 6/18/2024	GBP	100,000	145,395
4.75%, 2/17/2034	GBP	200,000	303,356
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	150,000	236,713
4.88%, 1/19/2039	GBP	150,000	270,154
5.25%, 9/28/2035	GBP	150,000	275,842
5.63%, 3/27/2034	GBP	150,000	279,673
Wells Fargo & Co.:
1.00%, 2/2/2027	EUR	300,000	325,974
1.13%, 10/29/2021	EUR	200,000	234,548
1.38%, 10/26/2026	EUR	500,000	564,731
1.50%, 9/12/2022	EUR	100,000	118,518
1.63%, 6/2/2025	EUR	200,000	235,643
2.00%, 7/28/2025	GBP	100,000	128,805
2.00%, 4/27/2026	EUR	400,000	478,372
2.13%, 4/22/2022	GBP	200,000	268,465
2.13%, 6/4/2024	EUR	100,000	122,515
2.25%, 9/3/2020	EUR	200,000	242,541
2.25%, 5/2/2023	EUR	200,000	246,250
2.63%, 8/16/2022	EUR	250,000	312,997

See accompanying notes to financial statements.

303

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
4.63%, 11/2/2035	GBP	150,000	$243,667

			42,136,528

TOTAL CORPORATE BONDS & NOTES (Cost $150,583,826)			147,349,788

SHORT-TERM INVESTMENT — 0.0% (a)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $27,844)		27,844	27,844

TOTAL INVESTMENTS — 98.7% (Cost $150,611,670)			147,377,632
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%			1,908,311

NET ASSETS — 100.0%			$149,285,943

(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.

At June 30, 2017, open forward foreign currency contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	EUR	461,159	JPY	57,450,000	07/06/2017	$(14,675)
Westpac Banking Corp.	JPY	47,450,000	EUR	372,661	07/06/2017	2,737
Westpac Banking Corp.	JPY	10,000,000	EUR	80,389	07/06/2017	2,689
Westpac Banking Corp.	EUR	372,583	JPY	47,450,000	08/04/2017	(2,764)

						$(12,013)

During the period ended June 30, 2017, average notional value related to foreign currency exchange contracts was $2,403,994 or 2% of net assets.

AUD — Australian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Australia	$—	$3,688,236	$—	$3,688,236
Belgium	—	3,597,097	—	3,597,097
Canada	—	230,964	—	230,964
Cayman Islands	—	229,904	—	229,904
Denmark	—	830,096	—	830,096
Finland	—	230,699	—	230,699
France	—	20,665,175	—	20,665,175
Germany	—	16,042,270	—	16,042,270
Hong Kong	—	455,414	—	455,414
India	—	240,113	—	240,113
Ireland	—	225,339	—	225,339

See accompanying notes to financial statements.

304

SPDR Bloomberg Barclays International Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Israel	$—	$627,649	$—	$627,649
Italy	—	7,995,307	—	7,995,307
Japan	—	1,126,290	—	1,126,290
Luxembourg	—	1,030,778	—	1,030,778
Mexico	—	880,673	—	880,673
Netherlands	—	11,590,988	—	11,590,988
Norway	—	850,917	—	850,917
Portugal	—	368,890	—	368,890
Spain	—	7,717,203	—	7,717,203
Sweden	—	3,257,109	—	3,257,109
Switzerland	—	5,758,406	—	5,758,406
United Kingdom	—	17,573,743	—	17,573,743
United States	—	42,136,528	—	42,136,528
Short-Term Investment	27,844	—	—	27,844

TOTAL INVESTMENTS	$27,844	$147,349,788	$—	$147,377,632

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	5,426	—	5,426

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$27,844	$147,355,214	$—	$147,383,058

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	(17,439)	—	(17,439)

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(17,439)	$—	$(17,439)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	$5,153	$5,153	119,825	124,978	—	$—	$27	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	340,937	313,093	27,844	27,844	26	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,191,803	3,191,803	—	—	119	—
State Street Navigator Securities Lending Government Money Market Portfolio*	483,489	483,489	874,712	1,358,201	—	—	799	—

TOTAL		$488,642				$27,844	$971	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

305

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.2%
BRAZIL — 12.2%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2018	BRL	4,750,000	$1,318,805
Series LTN, Zero Coupon, 10/1/2018	BRL	4,600,000	1,248,648
Series LTN, Zero Coupon, 1/1/2019	BRL	7,400,000	1,965,315
Zero Coupon, 4/1/2019	BRL	1,950,000	506,003
Series LTN, Zero Coupon, 7/1/2019	BRL	1,750,000	443,225
Series LTN, Zero Coupon, 1/1/2020	BRL	5,800,000	1,393,801
Zero Coupon, 7/1/2020	BRL	13,900,000	3,167,044
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2021	BRL	5,400,000	1,632,158
Series NTNF, 10.00%, 1/1/2023	BRL	5,430,000	1,621,014
Series NTNF, 10.00%, 1/1/2025	BRL	4,400,000	1,297,202
Series NTNF, 10.00%, 1/1/2027	BRL	3,500,000	1,026,281
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	105,161
10.25%, 1/10/2028	BRL	500,000	160,334

			15,884,991

CHILE — 1.8%
Bonos del Banco Central de Chile en Pesos:
4.50%, 4/1/2020	CLP	140,000,000	217,476
4.50%, 6/1/2020	CLP	490,000,000	762,486
Series 10YR, 6.00%, 6/1/2018	CLP	230,000,000	356,456
Series 10YR, 6.00%, 2/1/2021	CLP	190,000,000	309,035
6.00%, 3/1/2022	CLP	120,000,000	198,490
6.00%, 3/1/2023	CLP	190,000,000	319,815
Chile Government International Bond 5.50%, 8/5/2020	CLP	159,000,000	253,515

			2,417,273

COLOMBIA — 4.6%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	400,000,000	121,793
7.75%, 4/14/2021	COP	400,000,000	140,025
9.85%, 6/28/2027	COP	115,000,000	48,264
Colombian TES:
Series B, 5.00%, 11/21/2018	COP	3,520,000,000	1,154,704
Series B, 6.00%, 4/28/2028	COP	2,320,000,000	724,003
Series B, 7.00%, 9/11/2019	COP	1,140,000,000	386,126
Series B, 7.00%, 5/4/2022	COP	3,650,000,000	1,249,013
Series B, 7.00%, 6/30/2032	COP	640,000,000	210,226
Series B, 7.50%, 8/26/2026	COP	2,630,000,000	919,661
Series B, 7.75%, 9/18/2030	COP	2,000,000,000	710,260
Series B, 11.00%, 7/24/2020	COP	760,000,000	286,297

			5,950,372

CZECH REPUBLIC — 3.9%
Czech Republic Government Bond:
Zero Coupon, 7/17/2019	CZK	4,450,000	194,450
Series 8Y, 0.45%, 10/25/2023	CZK	2,500,000	110,168
0.95%, 5/15/2030	CZK	2,000,000	84,144
Series 11Y, 1.00%, 6/26/2026	CZK	4,800,000	211,623
1.50%, 10/29/2019	CZK	13,150,000	596,426
2.40%, 9/17/2025	CZK	18,950,000	936,532
2.50%, 8/25/2028	CZK	6,400,000	320,324
3.75%, 9/12/2020	CZK	16,900,000	825,047
3.85%, 9/29/2021	CZK	4,900,000	247,585
4.20%, 12/4/2036	CZK	5,350,000	336,234
4.60%, 8/18/2018	CZK	7,200,000	331,749
4.70%, 9/12/2022	CZK	5,300,000	286,475
4.85%, 11/26/2057	CZK	300,000	21,226
5.00%, 4/11/2019	CZK	11,350,000	540,250
5.70%, 5/25/2024	CZK	1,700,000	101,360

			5,143,593

HUNGARY — 3.5%
Hungary Government Bond:
1.75%, 10/26/2022	HUF	55,000,000	202,580
Series 18/C, 2.50%, 6/22/2018	HUF	127,500,000	481,250
Series 21/B, 2.50%, 10/27/2021	HUF	27,500,000	106,591
Series 24/B, 3.00%, 6/26/2024	HUF	117,000,000	447,048
3.50%, 6/24/2020	HUF	191,000,000	764,174
Series 25/B, 5.50%, 6/24/2025	HUF	202,200,000	895,468
Series 23/A, 6.00%, 11/24/2023	HUF	36,000,000	162,991
6.50%, 6/24/2019	HUF	32,000,000	132,636
Series 28/A, 6.75%, 10/22/2028	HUF	70,000,000	343,510
Series 22/A, 7.00%, 6/24/2022	HUF	96,500,000	446,735
Series 20/A, 7.50%, 11/12/2020	HUF	121,200,000	545,604

			4,528,587

INDONESIA — 7.3%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	6,500,000,000	457,921
Series FR64, 6.13%, 5/15/2028	IDR	6,500,000,000	452,803
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	105,698

See accompanying notes to financial statements.

306

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
Series FR65, 6.63%, 5/15/2033	IDR	1,500,000,000	$103,598
Series FR61, 7.00%, 5/15/2022	IDR	16,528,000,000	1,256,264
Series FR59, 7.00%, 5/15/2027	IDR	6,300,000,000	478,616
Series FR69, 7.88%, 4/15/2019	IDR	6,365,000,000	489,643
Series FR53, 8.25%, 7/15/2021	IDR	11,800,000,000	932,313
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	294,361
Series FR72, 8.25%, 5/15/2036	IDR	11,200,000,000	901,294
Series FR70, 8.38%, 3/15/2024	IDR	8,600,000,000	700,533
Series FR56, 8.38%, 9/15/2026	IDR	5,500,000,000	455,187
Series FR68, 8.38%, 3/15/2034	IDR	830,000,000	67,041
Series FR73, 8.75%, 5/15/2031	IDR	19,050,000,000	1,611,621
8.75%, 2/15/2044	IDR	850,000,000	70,015
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	512,694
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	87,318
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	112,400
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	31,844
Perusahaan Penerbit SBSN Indonesia Series PBS, 8.25%, 9/15/2020	IDR	5,000,000,000	390,729

			9,511,893

ISRAEL — 4.7%
Israel Government Bond:
0.50%, 10/31/2018	ILS	1,925,000	554,130
1.00%, 4/30/2021	ILS	720,000	208,601
1.75%, 8/31/2025	ILS	1,555,000	443,783
Series 0327, 2.00%, 3/31/2027	ILS	240,000	68,282
2.25%, 5/31/2019	ILS	995,000	295,875
3.75%, 3/31/2024	ILS	1,655,000	543,419
4.25%, 3/31/2023	ILS	1,850,000	619,276
5.00%, 1/31/2020	ILS	1,450,000	464,431
5.50%, 1/31/2022	ILS	3,020,000	1,044,062
5.50%, 1/31/2042	ILS	1,725,000	688,055
6.00%, 2/28/2019	ILS	1,450,000	455,211
6.25%, 10/30/2026	ILS	1,820,000	712,806

			6,097,931

MALAYSIA — 7.3%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	1,010,000	230,410
3.49%, 3/31/2020	MYR	1,200,000	279,066
Series 0307, 3.50%, 5/31/2027	MYR	600,000	132,599
Series 0416, 3.62%, 11/30/2021	MYR	1,000,000	232,192
3.65%, 10/31/2019	MYR	1,130,000	264,577
Series 0315, 3.66%, 10/15/2020	MYR	1,400,000	326,424
Series 0513, 3.73%, 6/15/2028	MYR	240,000	53,433
3.76%, 3/15/2019	MYR	2,275,000	533,336
Series 0116, 3.80%, 8/17/2023	MYR	300,000	69,401
3.84%, 4/15/2033	MYR	1,580,000	343,944
3.89%, 7/31/2020	MYR	500,000	117,540
Series 0212, 3.89%, 3/15/2027	MYR	600,000	136,579
Series 0316, 3.90%, 11/30/2026	MYR	1,085,000	251,302
Series 0115, 3.96%, 9/15/2025	MYR	1,700,000	393,978
4.05%, 9/30/2021	MYR	500,000	117,998
Series 0412, 4.13%, 4/15/2032	MYR	800,000	178,902
4.18%, 7/15/2024	MYR	200,000	47,253
Series 0411, 4.23%, 6/30/2031	MYR	1,860,000	423,557
Series 0415, 4.25%, 5/31/2035	MYR	650,000	146,672
4.38%, 11/29/2019	MYR	4,520,000	1,074,282
Series 0216, 4.74%, 3/15/2046	MYR	800,000	185,946
4.76%, 4/7/2037	MYR	630,000	150,684
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	41,494
4.94%, 9/30/2043	MYR	300,000	71,893
Malaysia Government Investment Issue:
3.23%, 4/15/2020	MYR	1,000,000	230,729
Series 0216, 3.74%, 8/26/2021	MYR	2,100,000	488,072
3.80%, 8/27/2020	MYR	2,600,000	608,193
Series 0316, 4.07%, 9/30/2026	MYR	3,825,000	886,056
4.19%, 7/15/2022	MYR	2,200,000	518,802
4.26%, 7/26/2027	MYR	350,000	82,487
Series 0116, 4.39%, 7/7/2023	MYR	1,390,000	331,133
4.44%, 5/22/2024	MYR	2,300,000	548,531

			9,497,465

MEXICO — 8.3%
Mexican Bonos:
4.75%, 6/14/2018	MXN	10,000,000	541,450
5.00%, 12/11/2019	MXN	14,150,000	753,369
5.75%, 3/5/2026	MXN	9,850,000	508,038
6.50%, 6/10/2021	MXN	17,750,000	976,862
6.50%, 6/9/2022	MXN	16,300,000	895,297
7.75%, 5/29/2031	MXN	16,300,000	964,262
7.75%, 11/23/2034	MXN	7,300,000	433,158
7.75%, 11/13/2042	MXN	15,300,000	893,837
8.00%, 6/11/2020	MXN	8,350,000	478,517
8.00%, 12/7/2023	MXN	12,050,000	711,732
8.50%, 12/13/2018	MXN	16,100,000	909,787

See accompanying notes to financial statements.

307

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
8.50%, 5/31/2029	MXN	10,750,000	$674,319
8.50%, 11/18/2038	MXN	10,750,000	679,356
10.00%, 12/5/2024	MXN	18,300,000	1,204,591
10.00%, 11/20/2036	MXN	3,000,000	215,802

			10,840,377

PERU — 2.7%
Peruvian Government International Bond:
Series REGS, 5.20%, 9/12/2023	PEN	2,095,000	659,830
Series REGS, 5.70%, 8/12/2024	PEN	1,400,000	448,510
Series REGS, 6.35%, 8/12/2028	PEN	1,070,000	350,206
6.71%, 2/12/2055	PEN	250,000	79,442
Series REGS, 6.85%, 2/12/2042	PEN	1,180,000	388,335
Series REGS, 6.90%, 8/12/2037	PEN	1,370,000	462,071
Series REGS, 6.95%, 8/12/2031	PEN	1,835,000	625,663
Series REGS, 8.20%, 8/12/2026	PEN	1,435,000	529,228

			3,543,285

PHILIPPINES — 4.5%
Philippine Government Bond:
Series 5-72, 2.13%, 5/23/2018	PHP	3,900,000	76,693
Series 5-73, 3.38%, 8/20/2020	PHP	38,650,000	751,811
Series 7-57, 3.50%, 3/20/2021	PHP	12,900,000	250,533
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	66,369
3.50%, 9/20/2026	PHP	22,000,000	394,698
Series 1060, 3.63%, 9/9/2025 .	PHP	22,600,000	422,037
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	314,727
Series 7-56, 3.88%, 11/22/2019	PHP	56,760,000	1,126,246
Series 1059, 4.13%, 8/20/2024	PHP	1,700,000	32,775
Series 2511, 4.63%, 9/9/2040	PHP	20,000,000	368,371
Series 7-51, 5.00%, 8/18/2018	PHP	5,400,000	108,923
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	166,495
Series R251, 6.13%, 10/24/2037	PHP	6,500,000	147,721
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	101,799
Series 2017, 8.00%, 7/19/2031	PHP	36,087,338	948,443
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	375,641
Philippine Government International Bond 6.25%, 1/14/2036	PHP	10,000,000	224,178

			5,877,460

POLAND — 4.6%
Poland Government Bond:
Zero Coupon, 10/25/2018	PLN	2,000,000	527,573
Zero Coupon, 4/25/2019	PLN	4,139,000	1,078,894
1.50%, 4/25/2020	PLN	700,000	185,651
Series 0721, 1.75%, 7/25/2021	PLN	710,000	186,140
2.00%, 4/25/2021	PLN	3,090,000	821,100
2.50%, 7/25/2026	PLN	2,300,000	585,994
Series 0727, 2.50%, 7/25/2027	PLN	435,000	109,140
3.25%, 7/25/2025	PLN	1,010,000	274,639
4.00%, 10/25/2023	PLN	3,600,000	1,032,635
5.25%, 10/25/2020	PLN	1,050,000	310,246
5.75%, 10/25/2021	PLN	500,000	152,792
5.75%, 9/23/2022	PLN	1,800,000	556,508
5.75%, 4/25/2029	PLN	400,000	133,810

			5,955,122

ROMANIA — 2.9%
Romania Government Bond:
Series 3Y, 1.35%, 2/25/2019	RON	1,000,000	250,807
Series 4Y, 2.25%, 2/26/2020	RON	3,000,000	757,730
Series 3Y, 2.50%, 4/29/2019	RON	3,150,000	803,122
Series 4YR, 3.25%, 1/17/2018	RON	10,000	2,538
Series 5Y, 3.25%, 3/22/2021	RON	490,000	126,313
3.50%, 12/19/2022	RON	425,000	109,241
Series 10Y, 4.75%, 2/24/2025	RON	2,090,000	562,749
Series 7Y, 5.75%, 4/29/2020	RON	1,110,000	306,599
Series 15YR, 5.80%, 7/26/2027	RON	1,250,000	358,869
Series 10Y, 5.85%, 4/26/2023	RON	1,230,000	353,518
Series 10YR, 5.95%, 6/11/2021	RON	610,000	172,460

			3,803,946

RUSSIA — 4.1%
Russian Federal Bond - OFZ:
6.40%, 5/27/2020	RUB	31,600,000	513,624
6.70%, 5/15/2019	RUB	28,000,000	462,886
6.80%, 12/11/2019	RUB	20,400,000	336,382
Series 6211, 7.00%, 1/25/2023	RUB	19,000,000	309,290
Series 6215, 7.00%, 8/16/2023	RUB	28,612,000	466,095
Series 6212, 7.05%, 1/19/2028	RUB	23,700,000	380,880
Series 6220, 7.40%, 12/7/2022	RUB	5,750,000	95,363
Series 6217, 7.50%, 8/18/2021	RUB	42,800,000	713,108
Series 6209, 7.60%, 7/20/2022	RUB	18,000,000	301,378
7.70%, 3/23/2033	RUB	14,100,000	234,345
Series 6219, 7.75%, 9/16/2026	RUB	61,950,000	1,046,284
Series 6218, 8.50%, 9/17/2031	RUB	26,800,000	479,647

			5,339,282

SOUTH AFRICA — 4.4%
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	4,500,000	242,450
6.50%, 2/28/2041	ZAR	9,350,000	498,024
6.75%, 3/31/2021	ZAR	1,250,000	92,292
7.00%, 2/28/2031	ZAR	4,900,000	305,889
7.25%, 1/15/2020	ZAR	4,700,000	355,338
7.75%, 2/28/2023	ZAR	6,950,000	520,408
8.00%, 12/21/2018	ZAR	4,050,000	310,894

See accompanying notes to financial statements.

308

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount		Value
8.00%, 1/31/2030	ZAR	15,900,000	$1,098,142
8.25%, 3/31/2032	ZAR	2,700,000	185,788
8.50%, 1/31/2037	ZAR	6,300,000	427,249
8.75%, 1/31/2044	ZAR	3,350,000	227,934
8.75%, 2/28/2048	ZAR	7,900,000	537,520
8.88%, 2/28/2035	ZAR	6,700,000	475,120
Series 2040, 9.00%, 1/31/2040	ZAR	2,500,000	175,580
10.50%, 12/21/2026	ZAR	2,800,000	237,036

			5,689,664

SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	444,800,000	380,901
1.50%, 6/10/2019	KRW	2,570,000,000	2,239,776
Series 2612, 1.50%, 12/10/2026	KRW	874,000,000	717,359
1.50%, 9/10/2036	KRW	630,000,000	481,662
Series 1806, 1.63%, 6/10/2018	KRW	510,000,000	446,354
1.75%, 12/10/2018	KRW	800,000,000	700,998
Series 2606, 1.88%, 6/10/2026	KRW	1,609,000,000	1,369,171
2.00%, 12/10/2017	KRW	65,000,000	56,979
2.00%, 3/10/2020	KRW	1,000,000,000	879,987
Series 2103, 2.00%, 3/10/2021	KRW	648,000,000	569,517
Series 4603, 2.00%, 3/10/2046	KRW	945,000,000	773,602
2.13%, 6/10/2027	KRW	235,000,000	203,681
2.13%, 3/10/2047	KRW	390,000,000	326,498
2.25%, 6/10/2025	KRW	100,000,000	88,004
2.25%, 12/10/2025	KRW	500,000,000	439,187
Series 3509, 2.63%, 9/10/2035	KRW	670,000,000	613,843
2.75%, 9/10/2019	KRW	800,000,000	715,026
Series 2303, 3.00%, 3/10/2023	KRW	580,000,000	532,848
3.00%, 9/10/2024	KRW	100,000,000	92,520
3.00%, 12/10/2042	KRW	265,000,000	262,310
3.13%, 3/10/2019	KRW	1,230,000,000	1,101,579
3.25%, 9/10/2018	KRW	100,000,000	89,148
Series 2309, 3.38%, 9/10/2023	KRW	400,000,000	376,587
3.50%, 3/10/2024	KRW	1,560,000,000	1,481,485
Series 2206, 3.75%, 6/10/2022	KRW	100,000,000	94,824
3.75%, 12/10/2033	KRW	110,000,000	115,053
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	418,210
Series 2106, 4.25%, 6/10/2021	KRW	467,000,000	444,953
Series 3012, 4.75%, 12/10/2030	KRW	120,000,000	134,759

			16,146,821

THAILAND — 4.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	20,000,000	584,441
2.55%, 6/26/2020	THB	14,500,000	438,079
2.88%, 6/17/2046	THB	2,885,000	76,822
3.40%, 6/17/2036	THB	7,250,000	221,521
3.45%, 3/8/2019	THB	200,000	6,071
3.58%, 12/17/2027	THB	16,650,000	529,136
3.63%, 6/16/2023	THB	14,730,000	466,890
3.65%, 12/17/2021	THB	22,300,000	704,826
3.65%, 6/20/2031	THB	3,700,000	116,131
3.78%, 6/25/2032	THB	5,700,000	180,647
3.80%, 6/14/2041	THB	9,750,000	307,912
3.85%, 12/12/2025	THB	16,700,000	542,109
3.88%, 6/13/2019	THB	13,100,000	402,574
4.00%, 6/17/2066	THB	13,000,000	406,592
4.68%, 6/29/2044	THB	8,500,000	306,838
4.85%, 6/17/2061	THB	2,000,000	75,335
4.88%, 6/22/2029	THB	13,985,000	497,000

			5,862,924

TURKEY — 4.5%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	1,775,000	433,855
7.40%, 2/5/2020	TRY	1,325,000	349,065
8.00%, 3/12/2025	TRY	1,100,000	275,191
8.50%, 7/10/2019	TRY	900,000	245,405
8.50%, 9/14/2022	TRY	900,000	235,824
8.70%, 7/11/2018	TRY	600,000	166,680
8.80%, 11/14/2018	TRY	1,780,000	491,672
8.80%, 9/27/2023	TRY	1,130,000	298,896
9.00%, 7/24/2024	TRY	100,000	26,685
9.20%, 9/22/2021	TRY	1,300,000	352,997
9.40%, 7/8/2020	TRY	1,050,000	290,031
9.50%, 1/12/2022	TRY	375,000	102,678
10.40%, 3/20/2024	TRY	850,000	242,871
10.50%, 1/15/2020	TRY	1,400,000	396,088
10.60%, 2/11/2026	TRY	2,740,000	792,430
10.70%, 2/17/2021	TRY	3,500,000	999,560
11.00%, 2/24/2027	TRY	750,000	222,282

			5,922,210

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $129,159,125)			128,013,196

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (a) (b) (Cost $156,191)		156,191	156,191

TOTAL INVESTMENTS — 98.3%
(Cost $129,315,316)			128,169,387
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%			2,268,127

NET ASSETS — 100.0%			$130,437,514

See accompanying notes to financial statements.

309

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2017.

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

HUF — Hungary Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish New Lira

ZAR — South African Rand

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations
Brazil	$—	$15,884,991	$—	$15,884,991
Chile	—	2,417,273	—	2,417,273
Colombia	—	5,950,372	—	5,950,372
Czech Republic	—	5,143,593	—	5,143,593
Hungary	—	4,528,587	—	4,528,587
Indonesia	—	9,511,893	—	9,511,893
Israel	—	6,097,931	—	6,097,931
Malaysia	—	9,497,465	—	9,497,465
Mexico	—	10,840,377	—	10,840,377
Peru.	—	3,543,285	—	3,543,285
Philippines	—	5,877,460	—	5,877,460
Poland	—	5,955,122	—	5,955,122
Romania	—	3,803,946	—	3,803,946
Russia	—	5,339,282	—	5,339,282
South Africa	—	5,689,664	—	5,689,664
South Korea	—	16,146,821	—	16,146,821
Thailand	—	5,862,924	—	5,862,924
Turkey	—	5,922,210	—	5,922,210
Short-Term Investment	156,191	—	—	156,191

TOTAL INVESTMENTS	$156,191	$128,013,196	$—	$128,169,387

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	$1,945,965	$1,945,965	27,109,542	29,055,507	—	$—	$1,143	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	631,578	475,387	156,191	156,191	172	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	10,866,027	10,866,027	—	—	510	—

TOTAL		$1,945,965				$156,191	$1,825	$—

See accompanying notes to financial statements.

310

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SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
ADVERTISING — 0.4%
Acosta, Inc. 7.75%, 10/1/2022 (a)	$11,491,000	$8,704,433
Lamar Media Corp.:
5.00%, 5/1/2023	6,494,000	6,737,525
5.38%, 1/15/2024	7,296,000	7,669,920
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	12,007,000	11,976,982
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/2022	7,130,000	7,379,550
5.63%, 2/15/2024	6,651,000	6,958,609

		49,427,019

AEROSPACE & DEFENSE — 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (a)	9,531,000	9,590,569
KLX, Inc. 5.88%, 12/1/2022 (a)	16,753,000	17,612,429
TransDigm, Inc.:
5.50%, 10/15/2020	5,489,000	5,587,802
6.00%, 7/15/2022	18,202,000	18,748,060
6.38%, 6/15/2026	13,674,000	13,887,656
6.50%, 7/15/2024	16,369,000	16,900,992

		82,327,508

AGRICULTURE — 0.2%
Alliance One International, Inc. 9.88%, 7/15/2021 (b)	9,555,000	8,336,738
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	11,471,000	11,915,501

		20,252,239

AIRLINES — 0.2%
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (b)	6,385,000	6,616,456
5.50%, 10/1/2019 (a)	11,620,000	12,237,022
6.13%, 6/1/2018	1,436,000	1,478,362

		20,331,840

APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	12,357,000	12,557,801
4.88%, 5/15/2026 (a)	12,228,000	12,350,280
Under Armour, Inc. 3.25%, 6/15/2026 (b)	8,513,000	7,958,460

		32,866,541

AUTO MANUFACTURERS — 0.6%
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020 (b)	18,828,000	19,229,036
5.25%, 4/15/2023 (b)	21,694,000	22,127,880
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a)	5,720,000	5,784,636
4.13%, 12/15/2018 (a)	9,413,000	9,613,026
4.25%, 11/15/2019 (a)	7,329,000	7,530,548
5.63%, 2/1/2023 (a)	7,054,000	7,336,160

		71,621,286

AUTO PARTS & EQUIPMENT — 1.4%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	12,083,000	12,052,792
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	13,084,000	13,427,455
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (a) (b)	9,649,000	9,419,836
6.50%, 4/1/2027 (a) (b)	6,976,000	6,784,160
6.63%, 10/15/2022 (b)	6,887,000	7,102,219
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	10,248,000	10,376,100
5.00%, 5/31/2026	12,053,000	12,459,789
5.13%, 11/15/2023	13,802,000	14,457,595
IHO Verwaltungs GmbH:
PIK, 4.13%, 9/15/2021 (a)	7,841,000	7,988,411
PIK, 4.50%, 9/15/2023 (a)	5,300,000	5,379,500
PIK, 4.75%, 9/15/2026 (a)	5,400,000	5,420,520
Tenneco, Inc. 5.00%, 7/15/2026	6,400,000	6,476,000
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (a)	12,761,000	13,207,635
4.50%, 4/29/2022 (a)	14,683,000	15,435,504
4.75%, 4/29/2025 (a)	20,032,000	21,033,600

		161,021,116

BANKS — 2.0%
CIT Group, Inc.:
3.88%, 2/19/2019	6,899,000	7,071,475
5.00%, 8/15/2022	16,365,000	17,633,288
5.50%, 2/15/2019 (a)	5,425,000	5,696,250
Deutsche Bank AG:
5 year USD Swap + 2.25%, 4.30%, 5/24/2028 (c)	18,294,000	18,014,102
4.50%, 4/1/2025 (b)	19,922,000	19,828,367
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	27,782,000	28,190,395
5.71%, 1/15/2026 (a)	19,173,000	20,270,271
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	28,919,000	30,361,480
6.00%, 12/19/2023	25,547,000	28,114,473
6.10%, 6/10/2023	9,527,000	10,486,178
6.13%, 12/15/2022	31,699,000	34,808,672
UniCredit SpA VRN, 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	13,000,000	13,306,800

		233,781,751

BEVERAGES — 0.2%
Cott Beverages, Inc. 5.38%, 7/1/2022	6,557,000	6,802,888
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	10,649,000	10,835,357

		17,638,245

BIOTECHNOLOGY — 0.1%
AMAG Pharmaceuticals, Inc. 7.88%, 9/1/2023 (a)	7,229,000	6,957,912
Concordia International Corp.:
7.00%, 4/15/2023 (a)	12,076,000	1,811,400
9.50%, 10/21/2022 (a)	14,169,000	2,408,730

		11,178,042

See accompanying notes to financial statements.

311

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
CHEMICALS — 2.3%
Ashland LLC 4.75%, 8/15/2022	$14,074,000	$14,707,330
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	7,076,000	7,310,393
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	9,054,000	10,949,681
10.00%, 10/15/2025	7,472,000	9,148,530
CF Industries, Inc. 3.45%, 6/1/2023 (b)	8,927,000	8,469,491
Chemours Co 5.38%, 5/15/2027	6,515,000	6,709,799
Chemours Co.:
6.63%, 5/15/2023	15,833,000	16,782,980
7.00%, 5/15/2025	10,250,000	11,121,250
Consolidated Energy Finance SA:
6.75%, 10/15/2019 (a)	13,281,000	13,613,025
6.88%, 6/15/2025 (a)	6,290,000	6,471,152
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	8,598,000	8,974,162
Hexion, Inc. 10.38%, 2/1/2022 (a) (b)	7,810,000	7,753,378
Huntsman International LLC 4.88%, 11/15/2020	8,001,000	8,401,050
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,253,000	6,455,597
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	15,440,000	15,343,500
Olin Corp. 5.13%, 9/15/2027	6,057,000	6,253,853
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (a) (b)	15,059,000	15,586,065
10.38%, 5/1/2021 (a)	6,067,000	6,700,091
PolyOne Corp. 5.25%, 3/15/2023	8,947,000	9,405,534
PQ Corp. 6.75%, 11/15/2022 (a)	8,925,000	9,594,375
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	7,542,000	7,763,546
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	7,472,000	7,271,190
SPCM SA 4.88%, 9/15/2025 (a)	7,237,000	7,381,740
TPC Group, Inc. 8.75%, 12/15/2020 (a)	11,307,000	10,218,701
Tronox Finance LLC:
6.38%, 8/15/2020	12,507,000	12,507,000
7.50%, 3/15/2022 (a) (b)	8,645,000	8,925,963
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	8,631,000	9,256,747

		263,076,123

COAL — 0.4%
CONSOL Energy, Inc.:
5.88%, 4/15/2022	23,705,000	23,349,425
8.00%, 4/1/2023	5,943,000	6,210,435
Peabody Energy Corp.:
6.00%, 3/31/2022 (a) (b)	7,084,000	7,061,862
6.38%, 3/31/2025 (a)	7,008,000	6,920,400
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	8,660,000	8,595,050

		52,137,172

COMMERCIAL SERVICES — 4.0%
ADT Corp.:
3.50%, 7/15/2022	14,592,000	14,149,862
4.13%, 6/15/2023	4,951,000	4,901,490
6.25%, 10/15/2021	14,751,000	16,060,151
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	7,944,000	6,533,940
APX Group, Inc.:
7.88%, 12/1/2022	12,229,000	13,237,893
8.75%, 12/1/2020	13,234,000	13,664,105
Ashtead Capital, Inc.:
5.63%, 10/1/2024 (a)	5,863,000	6,302,725
6.50%, 7/15/2022 (a)	11,696,000	12,119,980
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/1/2023 (b)	9,566,000	9,518,170
Brand Energy & Infrastructure Services, Inc. 8.50%, 7/15/2025 (a)	6,267,000	6,515,173
CDK Global, Inc. 4.88%, 6/1/2027 (a)	8,315,000	8,533,685
Cenveo Corp. 6.00%, 8/1/2019 (a)	8,708,000	7,358,260
CSVC Acquisition Corp. 7.75%, 6/15/2025 (a)	7,800,000	7,956,000
Gartner, Inc. 5.13%, 4/1/2025 (a)	10,151,000	10,662,610
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a) (b)	8,918,000	6,621,615
GW Honos Security Corp. 8.75%, 5/15/2025 (a)	7,648,000	7,982,600
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (a)	10,240,000	9,996,288
Herc Rentals, Inc.:
7.50%, 6/1/2022 (a)	7,424,000	7,850,880
7.75%, 6/1/2024 (a) (b)	8,305,000	8,720,250
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	10,726,000	8,822,135
5.88%, 10/15/2020 (b)	9,828,000	9,459,450
6.25%, 10/15/2022 (b)	7,952,000	6,958,000
7.63%, 6/1/2022 (a) (b)	17,865,000	17,798,899
IHS Markit, Ltd.:
4.75%, 2/15/2025 (a)	6,916,000	7,413,088
5.00%, 11/1/2022 (a)	9,089,000	9,833,389
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	16,129,000	16,996,740
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (a)	7,449,000	6,061,624
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	13,170,000	13,416,937
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	10,404,000	11,132,280
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	7,691,000	7,796,751
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a)	6,051,000	6,217,403
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	41,438,000	45,030,675

See accompanying notes to financial statements.

312

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	$5,911,000	$6,191,773
Service Corp. International 5.38%, 5/15/2024	11,891,000	12,500,414
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	10,270,000	10,642,288
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	12,207,000	11,840,790
United Rentals North America, Inc.:
4.63%, 7/15/2023	14,145,000	14,703,727
5.50%, 7/15/2025	12,999,000	13,616,452
5.50%, 5/15/2027	13,872,000	14,288,160
5.75%, 11/15/2024	11,360,000	11,899,600
5.88%, 9/15/2026	14,637,000	15,588,405
6.13%, 6/15/2023	3,084,000	3,215,070

		460,109,727

CONSTRUCTION MATERIALS — 1.0%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	10,976,000	11,415,040
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024 (a)	9,044,000	7,676,095
GCP Applied Technologies, Inc. 9.50%, 2/1/2023 (a)	6,874,000	7,801,990
Griffon Corp. 5.25%, 3/1/2022	9,971,000	10,170,420
Ply Gem Industries, Inc. 6.50%, 2/1/2022	5,800,000	6,075,500
St Marys Cement, Inc. Canada 5.75%, 1/28/2027 (a)	6,731,000	6,580,306
Standard Industries, Inc.:
5.00%, 2/15/2027 (a)	4,266,000	4,340,655
5.13%, 2/15/2021 (a)	6,652,000	6,918,080
5.38%, 11/15/2024 (a)	15,255,000	16,055,887
5.50%, 2/15/2023 (a)	7,182,000	7,577,010
6.00%, 10/15/2025 (a)	16,049,000	17,172,430
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	8,402,000	8,801,095
US Concrete, Inc. 6.38%, 6/1/2024 (a)	2,401,000	2,539,058
USG Corp. 4.88%, 6/1/2027 (a)	6,250,000	6,421,875

		119,545,441

DISTRIBUTION & WHOLESALE — 0.6%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (a)	13,479,000	13,925,492
H&E Equipment Services, Inc. 7.00%, 9/1/2022	8,793,000	9,122,738
HD Supply, Inc.:
5.25%, 12/15/2021 (a)	16,253,000	17,055,492
5.75%, 4/15/2024 (a)	12,956,000	13,806,237
Ingram Micro, Inc. 5.45%, 12/15/2024	5,646,000	5,804,088
LKQ Corp. 4.75%, 5/15/2023	7,110,000	7,252,200

		66,966,247

DIVERSIFIED FINANCIAL SERVICES — 5.1%
Aircastle, Ltd.:
4.13%, 5/1/2024	4,800,000	4,893,120
5.00%, 4/1/2023	9,822,000	10,509,540
5.13%, 3/15/2021	6,613,000	7,084,507
5.50%, 2/15/2022	6,942,000	7,545,086
6.25%, 12/1/2019	6,797,000	7,408,730
Ally Financial, Inc.:
3.25%, 11/5/2018	4,898,000	4,951,878
3.50%, 1/27/2019	6,378,000	6,489,615
3.60%, 5/21/2018	14,800,000	14,948,000
3.75%, 11/18/2019	10,567,000	10,818,495
4.13%, 3/30/2020	11,519,000	11,850,747
4.13%, 2/13/2022	10,725,000	10,993,125
4.25%, 4/15/2021	6,694,000	6,928,290
4.63%, 3/30/2025	6,205,000	6,347,405
4.75%, 9/10/2018	931,000	955,485
5.13%, 9/30/2024	9,726,000	10,248,286
5.75%, 11/20/2025 (b)	14,613,000	15,380,182
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	6,740,000	6,360,875
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	9,058,000	9,759,995
CIT Group, Inc. 5.00%, 8/1/2023	10,674,000	11,474,550
DFC Finance Corp. PIK, 12.00%, 6/16/2020 (a)	2,744,772	1,684,604
Enova International, Inc. 9.75%, 6/1/2021	6,751,000	6,991,504
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a) (d)	14,260,000	14,046,100
FBM Finance, Inc. 8.25%, 8/15/2021 (a)	8,242,000	8,849,848
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	16,172,000	16,333,720
5.88%, 2/1/2022	18,467,000	18,928,675
6.00%, 8/1/2020	22,403,000	23,075,090
6.25%, 2/1/2022 (a)	3,508,000	3,665,860
(Series WI), 6.75%, 2/1/2024	8,902,000	9,281,225
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a) (b)	10,124,000	9,099,451
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	8,898,000	9,120,450
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	6,095,000	6,262,613
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	7,280,000	7,571,200
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	8,521,000	8,712,723
Navient Corp.:
5.00%, 10/26/2020	7,235,000	7,506,313
5.50%, 1/25/2023	12,029,000	12,239,507
5.88%, 3/25/2021	4,350,000	4,594,470
5.88%, 10/25/2024	8,056,000	8,202,015
6.50%, 6/15/2022	5,647,000	5,985,820
6.63%, 7/26/2021	11,075,000	11,905,625
6.75%, 6/25/2025	7,759,000	7,996,425

See accompanying notes to financial statements.

313

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
7.25%, 9/25/2023	$12,635,000	$13,582,625
Series MTN, 4.88%, 6/17/2019	12,667,000	13,173,680
Series MTN, 5.50%, 1/15/2019	16,576,000	17,218,320
Series MTN, 6.13%, 3/25/2024 (b)	10,549,000	10,905,029
NFP Corp.:
6.88%, 7/15/2025 (a) (d)	6,925,000	6,994,250
9.00%, 7/15/2021 (a)	7,448,000	7,783,160
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (a)	8,991,000	9,440,550
7.25%, 12/15/2021 (a)	9,977,000	10,495,804
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (a)	6,852,000	7,060,301
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	16,001,000	16,551,434
Solera LLC/Solera FIinance, Inc. 10.50%, 3/1/2024 (a)	23,618,000	27,101,655
Springleaf Finance Corp.:
5.25%, 12/15/2019	10,223,000	10,632,942
6.13%, 5/15/2022	12,268,000	12,942,740
7.75%, 10/1/2021	9,683,000	10,844,960
8.25%, 12/15/2020	13,502,000	15,139,117
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a) (b)	7,733,000	7,906,993
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (a)	9,481,000	9,006,950
Vertiv Intermediate Holding Corp. PIK, 12.00%, 2/15/2022 (a)	7,570,000	8,114,094
Walter Investment Management Corp. 7.88%, 12/15/2021 (b)	7,996,000	5,027,485

		586,923,238

ELECTRIC — 2.6%
AES Corp.:
4.88%, 5/15/2023	9,388,000	9,546,422
5.50%, 3/15/2024	9,404,000	9,815,895
5.50%, 4/15/2025	6,863,000	7,163,256
6.00%, 5/15/2026	4,025,000	4,326,875
7.38%, 7/1/2021	4,601,000	5,268,145
Calpine Corp.:
5.25%, 6/1/2026 (a)	8,501,000	8,330,980
5.38%, 1/15/2023 (b)	16,145,000	15,722,001
5.50%, 2/1/2024	10,025,000	9,448,563
5.75%, 1/15/2025	18,967,000	17,876,397
6.00%, 1/15/2022 (a)	10,022,000	10,360,744
Dynegy, Inc.:
5.88%, 6/1/2023	3,400,000	3,170,500
6.75%, 11/1/2019	27,249,000	28,032,409
7.38%, 11/1/2022 (b)	24,254,000	24,041,777
7.63%, 11/1/2024 (b)	17,914,000	17,376,580
8.00%, 1/15/2025 (a) (b)	9,750,000	9,457,500
Enel SpA 5 year USD Swap + 5.88%, 8.75%, 9/24/2073 (a) (c)	16,179,000	19,204,473
InterGen NV 7.00%, 6/30/2023 (a)	10,869,000	10,474,999
NRG Energy, Inc.:
6.25%, 7/15/2022	15,316,000	15,660,610
6.25%, 5/1/2024 (b)	4,568,000	4,625,100
6.63%, 3/15/2023	12,257,000	12,609,389
6.63%, 1/15/2027	17,565,000	17,631,747
7.25%, 5/15/2026	14,690,000	15,207,088
NRG Yield Operating LLC 5.38%, 8/15/2024	6,806,000	7,146,300
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	8,979,000	6,330,195
9.50%, 7/15/2022 (a)	1,505,000	1,292,494
Terraform Global Operating LLC 9.75%, 8/15/2022 (a)	12,147,000	13,604,640

		303,725,079

ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Belden, Inc. 5.50%, 9/1/2022 (a)	8,523,000	8,799,998
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	7,964,000	8,342,290
General Cable Corp. 5.75%, 10/1/2022	8,335,000	8,324,581
WESCO Distribution, Inc. 5.38%, 12/15/2021	6,724,000	6,984,555

		32,451,424

ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 6.38%, 2/1/2023 (e)	14,401,000	14,941,037

ENGINEERING & CONSTRUCTION — 0.4%
AECOM:
5.13%, 3/15/2027	13,243,000	13,325,768
5.75%, 10/15/2022	10,108,000	10,623,508
5.88%, 10/15/2024	10,035,000	10,900,519
SBA Communications Corp. 4.88%, 7/15/2022	9,337,000	9,605,439
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	5,983,000	6,263,453

		50,718,687

ENTERTAINMENT — 2.2%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	9,090,000	9,453,600
5.88%, 11/15/2026 (a)	7,516,000	7,863,615
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC 5.38%, 4/15/2027 (a)	7,391,000	7,788,266
Churchill Downs, Inc. 5.38%, 12/15/2021	4,012,000	4,162,450
Cinemark USA, Inc. 4.88%, 6/1/2023	10,692,000	10,922,947
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018	7,264,000	7,436,520
4.88%, 11/1/2020	13,879,000	14,833,875
5.38%, 11/1/2023	6,386,000	6,952,758
5.38%, 4/15/2026	13,354,000	14,586,574

See accompanying notes to financial statements.

314

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
International Game Technology PLC:
5.63%, 2/15/2020 (a)	$7,338,000	$7,796,625
6.25%, 2/15/2022 (a)	20,286,000	22,137,097
6.50%, 2/15/2025 (a)	14,517,000	16,004,993
Lions Gate Entertainment Corp. 5.88%, 11/1/2024 (a)	6,708,000	7,076,940
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a) (b)	6,493,000	6,752,720
Pinnacle Entertainment, Inc. 5.63%, 5/1/2024 (a)	6,319,000	6,571,760
Regal Entertainment Group 5.75%, 3/15/2022	11,056,000	11,525,880
Scientific Games International, Inc.:
7.00%, 1/1/2022 (a)	29,016,000	30,902,040
10.00%, 12/1/2022	28,742,000	31,509,855
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	14,652,000	14,723,795
5.50%, 4/15/2027 (a) (b)	6,308,000	6,481,470
WMG Acquisition Corp. 6.75%, 4/15/2022 (a)	7,780,000	8,178,725

		253,662,505

ENVIRONMENTAL CONTROL — 0.3%
Clean Harbors, Inc.:
5.13%, 6/1/2021	10,904,000	11,136,255
5.25%, 8/1/2020	11,306,000	11,433,193
GFL Environmental, Inc. 9.88%, 2/1/2021 (a)	5,940,000	6,459,750

		29,029,198

FOOD — 1.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
5.75%, 3/15/2025 (a)	15,873,000	14,761,890
6.63%, 6/15/2024 (a)	17,668,000	17,535,490
B&G Foods, Inc.:
4.63%, 6/1/2021	8,580,000	8,762,325
5.25%, 4/1/2025	7,791,000	7,937,471
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	6,620,000	6,951,000
Dean Foods Co. 6.50%, 3/15/2023 (a)	9,623,000	10,152,265
Fresh Market, Inc. 9.75%, 5/1/2023 (a) (b)	11,610,000	9,752,400
Ingles Markets, Inc. 5.75%, 6/15/2023	8,724,000	8,593,140
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	12,496,000	11,714,883
5.88%, 7/15/2024 (a)	9,718,000	9,092,440
7.25%, 6/1/2021 (a)	6,700,000	6,696,650
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	12,911,000	13,298,330
4.88%, 11/1/2026 (a)	10,088,000	10,447,385
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	7,526,000	7,544,815
Post Holdings, Inc.:
5.00%, 8/15/2026 (a)	22,863,000	22,805,842
5.50%, 3/1/2025 (a)	14,837,000	15,301,398
5.75%, 3/1/2027 (a)	10,155,000	10,471,836
6.00%, 12/15/2022 (a)	7,237,000	7,671,220
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	10,814,000	11,543,945
US Foods, Inc. 5.88%, 6/15/2024 (a)	8,528,000	8,869,120

		219,903,845

FOOD SERVICE — 0.2%
Aramark Services, Inc.:
4.75%, 6/1/2026	6,631,000	6,832,649
5.00%, 4/1/2025 (a)	7,753,000	8,189,494
5.13%, 1/15/2024	12,310,000	12,925,500

		27,947,643

FOREST PRODUCTS & PAPER — 0.1%
Cascades, Inc. 5.50%, 7/15/2022 (a)	7,221,000	7,383,473
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	8,527,000	8,292,507

		15,675,980

GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	9,861,000	10,033,567
5.63%, 5/20/2024	9,653,000	9,954,656
5.75%, 5/20/2027	2,441,000	2,471,513
5.88%, 8/20/2026	10,168,000	10,422,200
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (a)	7,132,000	6,561,440
7.50%, 11/1/2023 (a)	9,802,000	9,667,713

		49,111,089

HEALTH CARE PRODUCTS — 0.9%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	14,276,000	13,312,370
Hologic, Inc. 5.25%, 7/15/2022 (a)	14,056,000	14,758,800
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (a)	8,463,000	8,949,622
Mallinckrodt International Finance SA 4.75%, 4/15/2023 (b)	5,885,000	5,009,901
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	10,720,000	10,439,136
5.50%, 4/15/2025 (a) (b)	9,335,000	8,191,463
5.63%, 10/15/2023 (a) (b)	10,143,000	9,255,487
5.75%, 8/1/2022 (a)	12,625,000	11,835,937
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	17,306,000	16,506,463
Universal Hospital Services, Inc. 7.63%, 8/15/2020	8,770,000	8,934,876

		107,194,055

See accompanying notes to financial statements.

315

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 7.3%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	$9,369,000	$9,696,915
Centene Corp.:
4.75%, 5/15/2022	12,749,000	13,354,577
4.75%, 1/15/2025	18,719,000	19,315,668
5.63%, 2/15/2021	20,602,000	21,477,585
6.13%, 2/15/2024	10,381,000	11,210,442
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	1,643,000	1,663,538
6.25%, 3/31/2023	40,834,000	42,206,022
6.88%, 2/1/2022 (b)	39,940,000	34,899,572
7.13%, 7/15/2020 (b)	16,405,000	15,994,875
8.00%, 11/15/2019 (b)	12,663,000	12,710,486
DaVita, Inc.:
5.00%, 5/1/2025	19,910,000	19,959,775
5.13%, 7/15/2024	23,090,000	23,436,350
5.75%, 8/15/2022	15,378,000	15,820,117
Eagle Holding Co. II LLC PIK, 7.63%, 5/15/2022 (a)	6,565,000	6,745,538
Envision Healthcare Corp.:
5.63%, 7/15/2022	15,403,000	15,980,612
5.13%, 7/1/2022 (a)	10,507,000	10,782,809
6.25%, 12/1/2024 (a)	8,171,000	8,722,543
HCA Healthcare, Inc. 6.25%, 2/15/2021	13,785,000	15,008,419
HCA, Inc.:
3.75%, 3/15/2019	19,753,000	20,123,369
4.25%, 10/15/2019	2,625,000	2,726,719
4.50%, 2/15/2027	17,201,000	17,674,027
4.75%, 5/1/2023	16,910,000	17,840,050
5.00%, 3/15/2024	27,056,000	28,646,893
5.25%, 4/15/2025	11,991,000	12,920,302
5.25%, 6/15/2026	25,993,000	28,002,259
5.38%, 2/1/2025	35,024,000	36,943,315
5.88%, 5/1/2023	14,464,000	15,729,600
5.88%, 2/15/2026	22,089,000	23,856,120
HealthSouth Corp. 5.75%, 11/1/2024	16,357,000	16,827,264
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	6,477,000	6,371,749
8.00%, 1/15/2020	10,884,000	11,428,200
8.75%, 1/15/2023	9,295,000	9,782,988
LifePoint Health, Inc.:
5.38%, 5/1/2024	2,413,000	2,497,455
5.50%, 12/1/2021	14,373,000	14,876,055
5.88%, 12/1/2023	6,113,000	6,449,215
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	9,051,000	9,345,158
Molina Healthcare, Inc. 5.38%, 11/15/2022	9,882,000	10,450,215
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	21,900,000	23,337,187
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	9,964,000	10,686,390
Select Medical Corp. 6.38%, 6/1/2021	9,364,000	9,656,625
Tenet Healthcare Corp.:
4.38%, 10/1/2021	14,548,000	14,766,220
4.50%, 4/1/2021	11,492,000	11,693,110
4.63%, 7/15/2024 (a)	11,347,000	11,377,637
4.75%, 6/1/2020	6,488,000	6,723,514
5.00%, 3/1/2019	1,811,000	1,902,637
6.00%, 10/1/2020	25,309,000	27,080,630
6.75%, 6/15/2023 (b)	25,900,000	25,867,625
7.50%, 1/1/2022 (a)	10,350,000	11,215,260
8.13%, 4/1/2022	38,369,000	40,816,942
THC Escrow Corp. III:
4.63%, 7/15/2024 (a)	12,501,000	12,534,753
5.13%, 5/1/2025 (a)	19,445,000	19,518,891
7.00%, 8/1/2025 (a) (b)	7,162,000	7,148,392
WellCare Health Plans, Inc. 5.25%, 4/1/2025	16,461,000	17,284,050

		843,086,659

HOLDING COMPANIES-DIVERS — 0.6%
HRG Group, Inc.:
7.75%, 1/15/2022	12,119,000	12,770,396
7.88%, 7/15/2019	11,747,000	12,055,359
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	7,282,000	7,536,870
Opal Acquisition, Inc. 8.88%, 12/15/2021 (a)	8,343,000	7,508,700
PetSmart, Inc. 7.13%, 3/15/2023 (a)	25,255,000	22,540,088
Stena AB 7.00%, 2/1/2024 (a) (b)	7,002,000	6,498,731

		68,910,144

HOME BUILDERS — 1.0%
Beazer Homes USA, Inc. 8.75%, 3/15/2022	7,089,000	7,904,235
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	7,954,000	8,182,678
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	5,902,000	6,093,815
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (a)	8,565,000	8,714,887
Lennar Corp.:
4.13%, 1/15/2022	10,262,000	10,621,170
4.50%, 6/15/2019	6,321,000	6,542,235
4.50%, 11/15/2019	7,790,000	8,101,600
4.50%, 4/30/2024	13,099,000	13,523,408
4.75%, 4/1/2021	1,890,000	1,998,675
4.75%, 11/15/2022	6,932,000	7,365,250
4.75%, 5/30/2025	3,150,000	3,293,719
PulteGroup, Inc.:
4.25%, 3/1/2021	8,574,428	8,928,123
5.00%, 1/15/2027	8,548,000	8,772,385
5.50%, 3/1/2026	8,373,000	8,932,944
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (a)	7,725,000	7,918,125
Toll Brothers Finance Corp. 4.88%, 3/15/2027	2,400,000	2,472,000

		119,365,249

See accompanying notes to financial statements.

316

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	$8,595,000	$8,735,098

HOUSEHOLD PRODUCTS — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	8,178,000	8,484,675
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (a)	7,136,000	7,198,440
Revlon Consumer Products Corp. 5.75%, 2/15/2021	7,563,000	6,957,960

		22,641,075

HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	12,763,000	12,731,092
Spectrum Brands, Inc.:
5.75%, 7/15/2025	13,109,000	14,060,713
6.63%, 11/15/2022	7,059,000	7,394,303

		34,186,108

HOUSEWARES — 0.1%
RSI Home Products, Inc. 6.50%, 3/15/2023 (a)	7,777,000	8,204,735

INSURANCE — 0.6%
Alliant Holdings Intermediate LLC 8.25%, 8/1/2023 (a) (f)	6,926,000	7,358,875
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	6,360,000	6,557,963
CNO Financial Group, Inc. 5.25%, 5/30/2025	6,060,000	6,412,238
HUB International, Ltd. 7.88%, 10/1/2021 (a)	16,791,000	17,504,617
KIRS Midco 3 PLC 8.63%, 7/15/2023 (a)	7,785,000	7,882,313
USIS Merger Sub, Inc. 6.88%, 5/1/2025 (a)	8,111,000	8,243,209
Voya Financial, Inc. 3 Month USD LIBOR + 3.58%, 5.65%, 5/15/2053 (c)	9,833,000	10,447,562

		64,406,777

INTERNET — 1.2%
Netflix, Inc.:
4.38%, 11/15/2026 (a)	15,611,000	15,591,486
5.38%, 2/1/2021	31,000	33,596
5.50%, 2/15/2022	10,480,000	11,406,432
5.88%, 2/15/2025	12,327,000	13,644,448
Symantec Corp. 5.00%, 4/15/2025 (a)	14,570,000	15,237,063
TIBCO Software, Inc. 11.38%, 12/1/2021 (a)	11,822,000	13,018,977
VeriSign, Inc.:
4.63%, 5/1/2023	9,848,000	10,081,890
4.75%, 7/15/2027 (a)	8,250,000	8,342,813
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	19,979,000	20,878,055
6.00%, 4/1/2023	20,084,000	21,138,410
6.38%, 5/15/2025	12,024,000	13,008,465

		142,381,635

IRON/STEEL — 0.6%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	6,126,000	6,394,013
ArcelorMittal 6.13%, 6/1/2025 (b)	6,887,000	7,730,657
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (a)	6,876,000	7,254,180
Cliffs Natural Resources, Inc.:
5.75%, 3/1/2025 (a) (b)	6,304,000	5,941,520
8.25%, 3/31/2020 (a)	6,884,000	7,503,560
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	9,591,000	10,010,606
Steel Dynamics, Inc.:
5.13%, 10/1/2021	9,446,000	9,705,765
5.50%, 10/1/2024	4,793,000	5,092,563
United States Steel Corp. 8.38%, 7/1/2021 (a)	13,750,000	15,159,375

		74,792,239

IT SERVICES — 1.5%
Conduent Finance, Inc./Xerox Business Services LLC 10.50%, 12/15/2024 (a)	7,178,000	8,362,370
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	21,686,000	22,716,085
7.13%, 6/15/2024 (a) (b)	21,934,000	24,127,400
EMC Corp.:
1.88%, 6/1/2018	5,491,000	5,449,818
2.65%, 6/1/2020	26,764,000	26,196,603
3.38%, 6/1/2023	9,842,000	9,448,320
NCR Corp.:
4.63%, 2/15/2021	6,128,000	6,273,540
5.00%, 7/15/2022	10,351,000	10,583,897
6.38%, 12/15/2023	6,462,000	6,938,573
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	7,169,000	7,307,899
Western Digital Corp. 10.50%, 4/1/2024	44,507,000	52,518,260

		179,922,765

LEISURE TIME — 0.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (b)	7,324,000	6,811,320
NCL Corp., Ltd.:
4.63%, 11/15/2020 (a)	8,131,000	8,349,521
4.75%, 12/15/2021 (a)	10,022,000	10,310,133
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	10,829,000	11,235,087
5.38%, 4/15/2023 (a)	2,422,000	2,524,935
Silversea Cruise Finance, Ltd. 7.25%, 2/1/2025 (a)	7,656,000	8,153,640
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	6,210,000	6,504,975

		53,889,611

LODGING — 2.2%
Boyd Gaming Corp.:
6.38%, 4/1/2026	10,833,000	11,726,723

See accompanying notes to financial statements.

317

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
6.88%, 5/15/2023	$11,659,000	$12,504,278
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	12,594,000	12,954,188
11.00%, 10/1/2021 (b)	15,019,000	16,098,491
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022	9,744,000	10,572,240
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	6,680,000	7,064,100
10.75%, 9/1/2024 (a)	8,981,000	9,542,313
FelCor Lodging L.P. 5.63%, 3/1/2023	6,758,000	7,011,425
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	13,529,000	13,715,024
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.: 4.63%, 4/1/2025 (a)	12,691,000	13,040,002
4.88%, 4/1/2027 (a)	7,885,000	8,210,256
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (a)	10,263,000	10,699,178
MGM Resorts International:
4.63%, 9/1/2026	6,435,000	6,499,350
5.25%, 3/31/2020	2,946,000	3,115,395
6.00%, 3/15/2023	17,995,000	19,929,462
6.63%, 12/15/2021	17,580,000	19,733,550
6.75%, 10/1/2020	15,300,000	16,932,510
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	11,486,000	12,491,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	4,694,000	4,732,139
5.25%, 5/15/2027 (a)	13,205,000	13,510,035
5.50%, 3/1/2025 (a)	25,727,000	27,062,231

		257,143,915

MACHINERY, CONSTRUCTION & MINING — 0.3%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.25%, 3/15/2024 (a)	15,747,000	16,376,880
Terex Corp. 5.63%, 2/1/2025 (a)	8,689,000	8,927,948
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	10,653,000	11,585,137

		36,889,965

MACHINERY-DIVERSIFIED — 0.5%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	7,075,000	7,782,500
CNH Industrial Capital LLC:
3.88%, 7/16/2018	7,558,000	7,673,637
3.88%, 10/15/2021	1,194,000	1,231,312
4.38%, 11/6/2020	8,869,000	9,301,807
4.38%, 4/5/2022	4,112,000	4,298,274
4.88%, 4/1/2021	6,500,000	6,930,625
CNH Industrial NV 4.50%, 8/15/2023 (b)	7,770,000	8,236,200
Zebra Technologies Corp. 7.25%, 10/15/2022	13,830,000	14,715,950

		60,170,305

MEDIA — 10.5%
Altice Financing SA 7.50%, 5/15/2026 (a)	37,601,000	41,737,110
Altice US Finance I Corp.:
5.38%, 7/15/2023 (a)	16,168,000	16,835,738
5.50%, 5/15/2026 (a)	19,453,000	20,425,650
AMC Networks, Inc.:
4.75%, 12/15/2022	7,446,000	7,682,783
5.00%, 4/1/2024	13,412,000	13,747,300
Block Communications, Inc. 6.88%, 2/15/2025 (a)	6,001,000	6,443,574
Cablevision Systems Corp. 5.88%, 9/15/2022	9,009,000	9,459,450
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023	13,962,000	14,399,011
5.13%, 5/1/2023 (a)	17,526,000	18,381,269
5.13%, 5/1/2027 (a)	43,923,000	44,911,267
5.25%, 9/30/2022	23,741,000	24,424,741
5.38%, 5/1/2025 (a)	9,639,000	10,277,584
5.50%, 5/1/2026 (a)	19,351,000	20,536,249
5.75%, 1/15/2024	8,142,000	8,569,455
5.75%, 2/15/2026 (a)	34,972,000	37,420,040
5.88%, 4/1/2024 (a)	22,855,000	24,397,712
5.88%, 5/1/2027 (a)	10,900,000	11,635,750
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (a)	12,862,000	13,135,961
6.38%, 9/15/2020 (a)	15,394,000	15,721,122
7.75%, 7/15/2025 (a)	9,792,000	10,881,360
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/2022	9,710,000	9,897,403
Series B, 6.50%, 11/15/2022	27,440,000	28,200,088
CSC Holdings LLC:
5.25%, 6/1/2024	11,005,000	11,197,587
5.50%, 4/15/2027 (a)	17,959,000	19,002,867
6.63%, 10/15/2025 (a)	9,678,000	10,669,995
10.88%, 10/15/2025 (a)	26,542,000	31,916,755
DISH DBS Corp.:
5.00%, 3/15/2023	19,488,000	19,951,814
5.13%, 5/1/2020	14,520,000	15,173,400
5.88%, 7/15/2022	782,000	840,650
5.88%, 11/15/2024	26,706,000	28,508,655
7.75%, 7/1/2026	26,430,000	31,319,550
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	6,961,000	7,017,558
5.88%, 7/15/2026 (a)	9,711,000	9,905,220
iHeartCommunications, Inc.:
9.00%, 12/15/2019	21,640,000	17,041,500
9.00%, 9/15/2022 (b)	14,908,000	11,106,460
10.63%, 3/15/2023 (b)	14,769,000	11,150,595
11.25%, 3/1/2021	1,150,000	868,250
MHGE Parent LLC/MHGE Parent Finance, Inc. PIK, 8.50%, 8/1/2019 (a) (b)	5,969,000	5,961,539

See accompanying notes to financial statements.

318

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a)	$12,941,000	$13,102,762
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	11,699,000	11,877,995
5.00%, 4/15/2022 (a)	27,651,000	28,687,912
Quebecor Media, Inc. 5.75%, 1/15/2023	12,233,000	12,951,689
SFR Group SA:
6.00%, 5/15/2022 (a)	52,133,000	54,478,985
6.25%, 5/15/2024 (a)	18,316,000	19,380,617
7.38%, 5/1/2026 (a)	68,799,000	74,536,837
Sinclair Television Group, Inc.:
5.38%, 4/1/2021	7,177,000	7,365,396
5.63%, 8/1/2024 (a)	8,000,000	8,230,000
6.13%, 10/1/2022	6,648,000	6,913,920
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a) (d)	6,830,000	6,883,274
4.25%, 5/15/2020 (a)	455,000	458,822
4.63%, 5/15/2023 (a)	9,343,000	9,599,932
5.00%, 8/1/2027 (a) (d)	15,175,000	15,250,875
5.38%, 4/15/2025 (a)	15,052,000	15,578,820
5.38%, 7/15/2026 (a)	14,171,000	14,720,126
5.75%, 8/1/2021 (a)	286,000	295,295
6.00%, 7/15/2024 (a)	21,281,000	22,611,062
TEGNA, Inc.:
5.13%, 10/15/2019	7,294,000	7,467,233
5.13%, 7/15/2020	7,307,000	7,507,943
6.38%, 10/15/2023	8,828,000	9,313,540
Time, Inc. 5.75%, 4/15/2022 (a) (b)	8,539,000	8,805,844
Tribune Media Co. 5.88%, 7/15/2022	15,580,000	16,336,409
Unitymedia GmbH 6.13%, 1/15/2025 (a)	12,060,000	12,934,350
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/2025 (a)	6,306,000	6,613,418
5.50%, 1/15/2023 (a)	12,164,400	12,628,168
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	17,175,000	17,341,597
5.13%, 2/15/2025 (a)	20,720,000	20,539,736
6.75%, 9/15/2022 (a)	14,275,000	14,846,000
Viacom, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	8,775,000	9,126,000
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	8,987,000	9,346,480
Videotron, Ltd.:
5.00%, 7/15/2022	7,961,000	8,438,660
5.38%, 6/15/2024 (a)	8,468,000	8,943,902
Videotron, Ltd./Videotron Ltee 5.13%, 4/15/2027 (a)	8,125,000	8,333,203
Virgin Media Finance PLC 6.00%, 10/15/2024 (a)	2,230,000	2,359,619
Virgin Media Secured Finance PLC:
5.25%, 1/15/2026 (a)	14,268,000	14,856,555
5.50%, 8/15/2026 (a)	10,690,000	11,197,775
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	8,931,000	9,181,961
Ziggo Bond Finance B.V. 6.00%, 1/15/2027 (a)	8,685,000	8,793,563
Ziggo Secured Finance B.V. 5.50%, 1/15/2027 (a)	26,155,000	26,955,997

		1,215,545,284

METAL FABRICATE & HARDWARE — 0.4%
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.38%, 12/15/2023 (a)	10,147,000	11,034,862
Novelis Corp.:
5.88%, 9/30/2026 (a)	20,494,000	21,108,820
6.25%, 8/15/2024 (a)	16,785,000	17,624,250

		49,767,932

MINING — 2.5%
Alcoa Nederland Holding B.V.:
6.75%, 9/30/2024 (a)	9,748,000	10,576,580
7.00%, 9/30/2026 (a)	7,184,000	7,902,400
Aleris International, Inc. 9.50%, 4/1/2021 (a)	11,273,000	11,620,208
Anglo American Capital PLC:
3.63%, 5/14/2020 (a)	12,760,000	12,983,300
4.13%, 4/15/2021 (a)	6,950,000	7,141,125
4.13%, 9/27/2022 (a)	8,675,000	8,891,875
4.75%, 4/10/2027 (a)	8,041,000	8,250,870
4.88%, 5/14/2025 (a)	9,354,000	9,728,160
Arconic, Inc. 5.13%, 10/1/2024	17,723,000	18,431,920
Constellium NV 6.63%, 3/1/2025 (a) (b)	9,275,000	8,880,813
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	6,716,000	6,875,841
First Quantum Minerals, Ltd.:
7.00%, 2/15/2021 (a)	7,198,000	7,377,950
7.25%, 5/15/2022 (a)	5,325,000	5,444,813
7.25%, 4/1/2023 (a)	7,370,000	7,222,600
7.50%, 4/1/2025 (a)	7,912,000	7,753,760
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	11,329,000	11,392,726
5.13%, 5/15/2024 (a) (b)	10,253,000	10,265,816
Freeport-McMoRan, Inc.:
3.10%, 3/15/2020	13,645,000	13,337,987
3.88%, 3/15/2023	26,373,000	24,592,822
4.00%, 11/14/2021 (b)	7,065,000	6,894,734
4.55%, 11/14/2024 (b)	11,813,000	11,163,285
6.50%, 11/15/2020	6,850,000	7,038,375
6.88%, 2/15/2023	9,536,000	10,072,400
Hecla Mining Co. 6.88%, 5/1/2021	1,212,000	1,254,420
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	7,396,000	7,765,800
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	9,129,000	10,338,592
Kinross Gold Corp. 4.50%, 7/15/2027 (a) (d)	7,745,000	7,735,319

See accompanying notes to financial statements.

319

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	$6,592,000	$6,938,080
New Gold, Inc. 6.25%, 11/15/2022 (a)	6,313,000	6,494,499
Teck Resources, Ltd.:
3.75%, 2/1/2023 (b)	10,809,000	10,511,752
8.50%, 6/1/2024 (a)	7,986,000	9,223,830

		294,102,652

MISCELLANEOUS MANUFACTURER — 1.0%
Amsted Industries, Inc. 5.00%, 3/15/2022 (a)	7,325,000	7,576,797
Bombardier, Inc.:
4.75%, 4/15/2019 (a)	6,150,000	6,257,625
6.00%, 10/15/2022 (a)	16,592,000	16,633,480
6.13%, 1/15/2023 (a)	16,731,000	16,772,828
7.50%, 3/15/2025 (a)	20,933,000	21,717,987
8.75%, 12/1/2021 (a)	19,201,000	21,313,110
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	17,297,000	17,340,242
Koppers, Inc. 6.00%, 2/15/2025 (a)	6,077,000	6,456,813

		114,068,882

OFFICE & BUSINESS EQUIPMENT — 0.2%
CDW LLC/CDW Finance Corp.:
5.00%, 9/1/2023	7,637,000	7,952,408
5.00%, 9/1/2025	7,117,000	7,366,095
5.50%, 12/1/2024	7,868,000	8,510,029

		23,828,532

OIL & GAS — 7.3%
Alta Mesa Holdings L.P./Alta Mesa Finance Services Corp. 7.88%, 12/15/2024 (a)	7,367,000	7,403,835
Antero Resources Corp.:
5.00%, 3/1/2025 (a)	6,615,000	6,424,819
5.13%, 12/1/2022	15,639,000	15,712,503
5.38%, 11/1/2021	13,498,000	13,632,980
5.63%, 6/1/2023	11,277,000	11,417,962
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	20,389,000	20,389,000
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	12,031,000	12,061,077
California Resources Corp. 8.00%, 12/15/2022 (a)	30,519,000	19,303,267
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 6.50%, 4/15/2021	13,531,000	11,788,884
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)	9,764,000	9,373,440
7.50%, 9/15/2020	8,125,000	8,155,469
Chesapeake Energy Corp.:
8.00%, 12/15/2022 (a) (b)	25,618,000	27,275,485
8.00%, 1/15/2025 (a) (b)	13,523,000	13,523,000
8.00%, 6/15/2027 (a) (b)	9,780,000	9,621,564
Comstock Resources, Inc. PIK, 10.00%, 3/15/2020	10,307,000	10,281,232
Concho Resources, Inc.:
4.38%, 1/15/2025	8,679,000	8,874,277
5.50%, 4/1/2023	19,386,000	19,967,580
Continental Resources, Inc.:
3.80%, 6/1/2024 (b)	13,647,000	12,529,311
4.50%, 4/15/2023 (b)	17,954,000	17,101,185
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	6,084,000	6,144,840
Denbury Resources, Inc.:
4.63%, 7/15/2023	9,141,000	4,867,583
5.50%, 5/1/2022	13,817,000	7,841,147
9.00%, 5/15/2021 (a)	8,052,000	7,669,530
Diamond Offshore Drilling, Inc. 4.88%, 11/1/2043	1,972,000	1,281,800
Diamondback Energy, Inc.:
4.75%, 11/1/2024 (a)	6,175,000	6,151,844
5.38%, 5/31/2025 (a)	6,767,000	6,919,258
Eclipse Resources Corp. 8.88%, 7/15/2023	7,094,000	7,058,530
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (a)	6,596,000	6,814,493
Ensco PLC:
4.50%, 10/1/2024	9,451,000	7,159,133
5.20%, 3/15/2025 (b)	5,561,000	4,487,171
5.75%, 10/1/2044	4,382,000	2,933,749
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.38%, 6/15/2023	8,091,000	4,753,463
8.00%, 11/29/2024 (a)	6,310,000	6,278,450
8.00%, 2/15/2025 (a) (b)	13,428,000	9,936,720
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (a)	7,593,650	7,821,459
Gulfport Energy Corp.:
6.00%, 10/15/2024 (a)	8,502,000	8,236,312
6.38%, 5/15/2025 (a)	8,575,000	8,371,344
Halcon Resources Corp. 6.75%, 2/15/2025 (a) (b)	11,730,000	10,557,000
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	8,361,000	7,713,022
5.75%, 10/1/2025 (a)	5,853,000	5,516,453
Jupiter Resources, Inc. 8.50%, 10/1/2022 (a)	17,481,000	13,110,750
Matador Resources Co. 6.88%, 4/15/2023	5,182,000	5,343,938
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	11,320,000	8,787,716
6.50%, 1/15/2025 (a) (b)	9,891,000	8,901,900
7.00%, 3/31/2024 (a)	14,577,000	11,251,986
Murphy Oil Corp.:
4.70%, 12/1/2022	7,535,000	7,233,600
6.88%, 8/15/2024	7,915,000	8,290,962
Newfield Exploration Co.:
5.38%, 1/1/2026	8,808,000	9,127,290
5.63%, 7/1/2024	2,316,000	2,411,535

See accompanying notes to financial statements.

320

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Noble Holding International, Ltd. 7.75%, 1/15/2024 (b)	$14,425,000	$11,414,502
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	6,530,000	4,571,000
Oasis Petroleum, Inc. 6.88%, 3/15/2022 (b)	12,654,000	12,306,015
Pacific Drilling SA 5.38%, 6/1/2020 (a) (b)	9,740,000	4,529,100
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	4,362,000	2,219,386
Parsley Energy LLC/Parsley Finance Corp. 5.38%, 1/15/2025 (a)	8,919,000	9,008,190
PBF Holding Co. LLC / PBF Finance Corp. 7.25%, 6/15/2025 (a)	9,750,000	9,384,375
PDC Energy, Inc. 7.75%, 10/15/2022	6,608,000	6,872,320
Permian Resources LLC 13.00%, 11/30/2020 (a)	4,886,000	5,570,040
Permian Resources LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (a)	6,718,000	5,542,350
7.38%, 11/1/2021 (a)	7,428,000	6,128,100
Puma International Financing SA 6.75%, 2/1/2021 (a)	13,389,000	13,840,879
QEP Resources, Inc. 5.25%, 5/1/2023	9,458,000	8,878,697
Range Resources Corp.:
4.88%, 5/15/2025	9,961,000	9,438,047
5.00%, 8/15/2022 (a)	7,667,000	7,551,995
5.00%, 3/15/2023 (a)	10,476,000	10,253,385
Resolute Energy Corp. 8.50%, 5/1/2020 (a)	4,590,000	4,567,050
Rice Energy, Inc. 6.25%, 5/1/2022	12,305,000	12,858,725
Rowan Cos., Inc. 7.38%, 6/15/2025	6,556,000	6,113,470
RSP Permian, Inc. 6.63%, 10/1/2022	9,034,000	9,350,190
Sanchez Energy Corp.:
6.13%, 1/15/2023 (b)	16,528,000	13,263,720
7.75%, 6/15/2021 (b)	8,773,000	8,005,362
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (a)	9,410,000	9,833,450
SM Energy Co.:
5.00%, 1/15/2024	6,688,000	5,918,880
5.63%, 6/1/2025 (b)	8,620,000	7,725,675
6.13%, 11/15/2022 (b)	7,689,000	7,323,773
6.75%, 9/15/2026 (b)	4,585,000	4,382,802
Southwestern Energy Co.:
4.10%, 3/15/2022 (b)	13,927,000	12,970,215
5.80%, 1/23/2020	10,450,000	10,659,000
6.70%, 1/23/2025	13,585,000	13,177,450
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	8,347,000	8,539,816
6.25%, 4/15/2021	10,027,000	10,453,147
6.38%, 4/1/2023	11,090,000	11,674,443
Transocean, Inc.:
5.80%, 10/15/2022 (b)	790,000	735,688
9.00%, 7/15/2023 (a) (b)	18,697,000	19,398,137
Tullow Oil PLC:
6.00%, 11/1/2020 (a)	8,222,000	7,780,067
6.25%, 4/15/2022 (a)	9,326,000	8,533,290
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a)	9,586,000	9,514,105
7.13%, 4/15/2025 (a)	6,146,000	6,046,435
Whiting Petroleum Corp.:
5.00%, 3/15/2019	12,976,000	12,895,549
5.75%, 3/15/2021 (b)	12,624,000	11,898,120
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	5,563,000	5,298,758
7.50%, 8/1/2020	6,284,000	6,582,490
8.25%, 8/1/2023	7,110,000	7,714,350

		848,532,386

OIL & GAS SERVICES — 0.7%
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a)	7,995,000	7,755,150
McDermott International, Inc. 8.00%, 5/1/2021 (a)	8,179,000	8,240,343
Petrofac, Ltd. 3.40%, 10/10/2018 (a)	2,995,000	2,880,162
PHI, Inc. 5.25%, 3/15/2019	6,893,000	6,376,025
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a) (b)	11,252,750	11,956,047
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	7,330,200	7,476,804
Weatherford International, Ltd.:
7.75%, 6/15/2021	10,656,000	10,709,280
8.25%, 6/15/2023 (b)	10,968,000	10,968,000
9.88%, 2/15/2024 (a)	10,903,000	11,366,377

		77,728,188

PACKAGING & CONTAINERS — 2.7%
ARD Finance SA PIK, 7.13%, 9/15/2023	10,357,000	11,080,954
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a)	9,305,000	9,533,903
4.63%, 5/15/2023 (a)	13,973,000	14,333,503
6.00%, 2/15/2025 (a)	22,357,000	23,474,850
7.25%, 5/15/2024 (a)	22,959,000	25,140,105
Ball Corp.:
4.00%, 11/15/2023	13,863,000	14,192,246
4.38%, 12/15/2020	13,016,000	13,715,610
5.25%, 7/1/2025	13,731,000	15,156,278
Berry Plastics Corp.:
5.13%, 7/15/2023	10,251,000	10,635,413
5.50%, 5/15/2022	6,736,000	7,013,860
BWAY Holding Co.:
5.50%, 4/15/2024 (a)	20,785,000	21,252,662
7.25%, 4/15/2025 (a)	15,384,000	15,614,760
Coveris Holdings SA 7.88%, 11/1/2019 (a)	7,965,000	7,855,481
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	13,286,000	13,917,085

See accompanying notes to financial statements.

321

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	$8,845,000	$9,198,800
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	7,330,000	7,733,150
5.88%, 8/15/2023 (a)	8,139,000	8,993,595
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.13%, 7/15/2023 (a)	20,325,000	21,087,188
7.00%, 7/15/2024 (a)	10,685,000	11,455,389
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75%, 10/15/2020	45,372,000	46,374,721

		307,759,553

PHARMACEUTICALS — 2.9%
Capsugel SA PIK, 7.00%, 5/15/2019 (a)	9,274,000	9,254,525
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	19,853,000	16,686,447
6.00%, 2/1/2025 (a)	17,012,000	13,949,840
Endo Finance LLC 5.75%, 1/15/2022 (a)	10,556,000	9,512,012
Endo Finance LLC/Endo Finco, Inc. 5.38%, 1/15/2023 (a)	11,232,000	9,378,720
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. 7.50%, 10/1/2024 (a)	9,459,000	10,263,015
Nature’s Bounty Co. 7.63%, 5/15/2021 (a)	15,339,000	16,297,688
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	10,577,000	10,854,646
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (b)	27,517,000	26,589,677
5.50%, 3/1/2023 (a)	13,455,000	11,436,750
5.63%, 12/1/2021 (a)	13,500,000	12,217,500
5.88%, 5/15/2023 (a)	45,372,000	38,906,490
6.13%, 4/15/2025 (a)	44,944,000	38,090,040
6.38%, 10/15/2020 (a)	32,974,000	32,027,646
6.50%, 3/15/2022 (a)	16,693,000	17,485,917
7.00%, 3/15/2024 (a)	26,751,000	28,155,427
7.50%, 7/15/2021 (a)	23,291,000	22,564,321
Vizient, Inc. 10.38%, 3/1/2024 (a)	8,112,000	9,349,080

		333,019,741

PIPELINES — 2.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024 (a)	8,531,000	8,763,043
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027 (a)	20,425,000	20,911,115
5.88%, 3/31/2025	15,653,000	16,709,577
7.00%, 6/30/2024	17,783,000	19,828,045
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.75%, 4/1/2025 (a) (b)	8,707,000	8,685,233
6.25%, 4/1/2023	8,767,000	8,920,422
DCP Midstream Operating L.P.:
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	8,913,000	8,266,808
3.88%, 3/15/2023	6,234,000	5,992,433
Enbridge, Inc. Series 16-A, 3 Month USD LIBOR + 3.89%, 6.00%, 1/15/2077 (c)	6,005,000	6,298,044
Energy Transfer Equity L.P.:
5.50%, 6/1/2027	14,040,000	14,562,288
5.88%, 1/15/2024	16,554,000	17,423,085
Genesis Energy L.P./Genesis Energy Finance Corp. 6.75%, 8/1/2022	10,583,000	10,609,457
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019	1,140,000	1,155,675
NuStar Logistics L.P. 5.63%, 4/28/2027	7,172,000	7,548,530
ONEOK, Inc. 7.50%, 9/1/2023	6,174,000	7,369,904
Rockies Express Pipeline LLC 6.00%, 1/15/2019 (a)	6,783,000	7,071,278
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	6,872,000	6,923,540
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp. 5.50%, 9/15/2024 (a)	9,130,000	9,301,187
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	9,920,000	10,056,896
4.25%, 11/15/2023	8,790,000	8,581,677
5.13%, 2/1/2025 (a)	6,025,000	6,190,688
5.25%, 5/1/2023	7,527,000	7,696,358
5.38%, 2/1/2027 (a)	7,147,000	7,361,410
6.75%, 3/15/2024	7,467,000	8,017,691
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.25%, 1/15/2025	10,664,000	11,210,530
5.50%, 10/15/2019	2,609,000	2,752,495
6.13%, 10/15/2021	10,627,000	11,038,796
6.25%, 10/15/2022	12,458,000	13,205,480
Williams Cos., Inc.:
3.70%, 1/15/2023	10,932,000	10,795,350
4.55%, 6/24/2024	17,663,000	18,082,496

		301,329,531

REAL ESTATE — 0.4%
Howard Hughes Corp 5.38%, 3/15/2025 (a)	12,320,000	12,597,200

See accompanying notes to financial statements.

322

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	$12,666,000	$13,045,980
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	7,431,000	7,486,732
5.25%, 12/1/2021 (a)	7,879,000	8,257,192

		41,387,104

REAL ESTATE INVESTMENT TRUSTS — 2.2%
CyrusOne L.P./CyrusOne Finance Corp. 5.00%, 3/15/2024 (a)	6,038,000	6,204,045
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	8,099,000	8,418,101
Equinix, Inc.:
4.88%, 4/1/2020	100,000	102,500
5.38%, 1/1/2022	2,793,000	2,946,615
5.38%, 4/1/2023	16,040,000	16,702,452
5.38%, 5/15/2027	17,815,000	18,995,244
5.75%, 1/1/2025	7,890,000	8,492,007
5.88%, 1/15/2026	16,027,000	17,474,238
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	16,848,000	17,416,620
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	4,788,000	4,961,804
5.75%, 8/15/2024	15,614,000	15,984,832
6.00%, 10/1/2020 (a)	13,361,000	13,845,336
6.00%, 8/15/2023	8,793,000	9,320,580
iStar, Inc. 5.00%, 7/1/2019	10,241,000	10,362,612
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	7,303,000	7,376,030
5.63%, 5/1/2024	14,585,000	15,897,650
MPT Operating Partnership L.P./MPT Finance Corp.:
5.25%, 8/1/2026	7,783,000	8,089,456
6.38%, 3/1/2024	7,297,000	7,936,217
QCP SNF West/Central/East/AL REIT LLC 8.13%, 11/1/2023 (a) (b)	10,555,000	10,845,263
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	5,851,000	6,074,069
SBA Communications Corp. 4.88%, 9/1/2024	15,690,000	15,945,747
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (a)	9,097,000	9,483,623
Uniti Group, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	5,745,800	5,975,632
8.25%, 10/15/2023	16,464,000	16,979,323
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a)	1,063,000	1,053,699

		256,883,695

RETAIL — 3.0%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	19,280,000	19,133,472
4.63%, 1/15/2022 (a)	16,846,000	17,225,035
6.00%, 4/1/2022 (a)	30,890,000	32,011,307
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	7,430,000	7,578,600
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	3,344,000	1,688,720
CST Brands, Inc. 5.00%, 5/1/2023	6,368,000	6,675,574
Dollar Tree, Inc.:
5.25%, 3/1/2020	8,986,000	9,221,882
5.75%, 3/1/2023	32,555,000	34,355,291
Group 1 Automotive, Inc. 5.00%, 6/1/2022	6,692,000	6,775,650
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (b)	8,846,000	7,696,020
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (b)	6,763,000	6,695,370
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	8,250,000	8,404,688
5.00%, 6/1/2024 (a)	14,391,000	14,913,393
5.25%, 6/1/2026 (a)	14,491,000	15,251,777
L Brands, Inc. 5.63%, 10/15/2023 (b)	6,957,000	7,443,990
Landry’s, Inc. 6.75%, 10/15/2024 (a)	8,836,000	9,023,765
Men’s Wearhouse, Inc. 7.00%, 7/1/2022 (b)	8,157,000	7,137,375
Michaels Stores, Inc. 5.88%, 12/15/2020 (a)	6,172,000	6,318,585
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a) (b)	13,671,000	7,553,228
PIK, 8.75%, 10/15/2021 (a)	9,159,000	4,510,808
Penske Automotive Group, Inc.:
5.50%, 5/15/2026	7,871,000	7,836,564
5.75%, 10/1/2022	6,951,000	7,176,908
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	18,775,000	18,070,937
8.88%, 6/1/2025 (a) (b)	9,355,000	8,618,762
PVH Corp. 4.50%, 12/15/2022	8,634,000	8,914,605
Rite Aid Corp.:
6.13%, 4/1/2023 (a) (b)	24,661,000	24,261,492
6.75%, 6/15/2021	11,565,000	11,906,167
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025	9,016,000	9,185,501
5.75%, 6/1/2022	1,399,000	1,439,291
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	6,959,000	6,924,205
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (a) (b)	7,597,000	6,258,409
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (a)	7,726,000	7,190,009

		347,397,380

SEMICONDUCTORS — 1.2%
Amkor Technology, Inc. 6.38%, 10/1/2022	6,540,000	6,822,038

See accompanying notes to financial statements.

323

SPDR Bloomberg Barclays High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Micron Technology, Inc.:
5.25%, 8/1/2023 (a)	$12,549,000	$13,063,509
5.25%, 1/15/2024 (a)	7,890,000	8,176,013
5.50%, 2/1/2025	8,046,000	8,468,415
5.88%, 2/15/2022 (b)	7,343,000	7,673,435
NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (a)	3,450,000	3,494,160
3.88%, 9/1/2022 (a)	14,648,000	15,252,962
4.13%, 6/15/2020 (a)	2,000,000	2,094,400
4.13%, 6/1/2021 (a)	19,430,839	20,426,669
4.63%, 6/1/2023 (a)	13,195,000	14,234,106
5.75%, 3/15/2023 (a)	5,450,000	5,736,125
Qorvo, Inc. 7.00%, 12/1/2025	7,023,000	7,979,884
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	6,952,000	7,091,040
5.00%, 10/1/2025 (a)	9,451,000	9,883,856
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	9,435,000	10,284,150

		140,680,762

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/2021 (a)	7,128,000	7,386,747
5.00%, 11/15/2025 (a)	7,664,000	8,229,603

		15,616,350

SOFTWARE — 3.3%
BMC Software Finance, Inc. 8.13%, 7/15/2021 (a)	22,318,000	23,154,925
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (a)	9,853,000	9,853,000
Camelot Finance SA 7.88%, 10/15/2024 (a)	6,091,000	6,570,666
CDK Global, Inc. 5.00%, 10/15/2024	7,460,000	7,907,600
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	8,076,000	6,996,239
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	13,395,000	13,662,900
First Data Corp.:
5.00%, 1/15/2024 (a)	25,296,000	26,047,291
5.38%, 8/15/2023 (a)	15,440,000	16,134,800
5.75%, 1/15/2024 (a)	30,766,000	31,996,640
7.00%, 12/1/2023 (a)	45,570,000	48,645,975
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	10,318,000	11,581,955
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (a)	10,598,000	10,889,445
Infor US, Inc.:
5.75%, 8/15/2020 (a)	5,683,000	5,867,698
6.50%, 5/15/2022	22,072,000	22,789,340
Informatica LLC 7.13%, 7/15/2023 (a)	9,609,000	9,753,135
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	8,675,000	8,913,562
MSCI, Inc.:
4.75%, 8/1/2026 (a)	6,595,000	6,792,850
5.25%, 11/15/2024 (a)	10,614,000	11,250,840
5.75%, 8/15/2025 (a)	10,238,000	11,057,040
Nuance Communications, Inc. 5.63%, 12/15/2026 (a)	6,859,000	7,296,604
Open Text Corp.:
5.63%, 1/15/2023 (a)	12,123,000	12,638,227
5.88%, 6/1/2026 (a)	10,156,000	10,892,310
PTC, Inc. 6.00%, 5/15/2024	6,153,000	6,691,388
Quintiles IMS, Inc. 5.00%, 10/15/2026 (a)	15,049,000	15,500,470
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)	16,684,000	17,768,460
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023	7,389,000	7,870,763
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a)	10,706,000	11,669,540

		380,193,663

STORAGE & WAREHOUSING — 0.2%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	15,044,000	14,028,530
10.75%, 10/15/2019 (a) (b)	10,245,000	7,626,122

		21,654,652

TELECOMMUNICATIONS — 10.0%
Altice Financing SA:
6.50%, 1/15/2022 (a)	11,347,000	11,829,247
6.63%, 2/15/2023 (a)	28,741,000	30,491,327
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	18,650,000	20,468,375
7.75%, 5/15/2022 (a)	40,437,000	42,915,788
Avanti Communications Group PLC:
PIK, 10.00%, 10/1/2021 (a)	2,526,916	2,215,789
PIK, 12.00%, 10/1/2023 (a)	3,580,884	1,342,832
CenturyLink, Inc.:
5.63%, 4/1/2025	5,336,000	5,349,340
Series V, 5.63%, 4/1/2020	12,843,000	13,589,499
Series W, 6.75%, 12/1/2023	10,605,000	11,440,144
Series Y, 7.50%, 4/1/2024 (b)	14,569,000	15,980,372
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	7,657,000	7,982,423
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	11,376,000	11,347,560
6.00%, 6/15/2025 (a)	19,357,000	20,784,579
CommScope, Inc.:
5.00%, 6/15/2021 (a)	6,937,000	7,119,096
5.50%, 6/15/2024 (a)	9,955,000	10,375,101
Consolidated Communications, Inc. 6.50%, 10/1/2022	6,749,000	6,732,128
CSC Holdings LLC 10.13%, 1/15/2023 (a)	24,848,000	28,823,680
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)	11,889,000	10,596,666
6.88%, 1/15/2025 (b)	10,874,000	8,550,226
7.13%, 1/15/2023	11,496,000	9,585,365

See accompanying notes to financial statements.

324

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
7.63%, 4/15/2024	$10,850,000	$8,937,687
9.25%, 7/1/2021	2,590,000	2,538,200
10.50%, 9/15/2022	28,758,000	27,501,275
11.00%, 9/15/2025	47,620,000	44,096,120
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.50%, 7/1/2022 (a)	8,501,000	9,669,887
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	2,150,000	2,292,438
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	10,351,000	10,816,795
6.63%, 8/1/2026	10,516,000	11,304,700
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	14,507,000	14,652,070
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	27,294,000	22,585,785
8.00%, 2/15/2024 (a)	18,162,000	19,569,555
9.75%, 7/15/2025 (a) (d)	19,635,000	19,611,438
Intelsat Luxembourg SA 7.75%, 6/1/2021	3,086,000	1,697,300
Koninklijke KPN NV 10 Year USD Swap + 5.33%, 7.00%, 3/28/2073 (a) (c)	7,392,000	8,209,555
Level 3 Communications, Inc. 5.75%, 12/1/2022	11,199,000	11,618,962
Level 3 Financing, Inc.:
5.13%, 5/1/2023	6,910,000	7,169,125
5.25%, 3/15/2026	6,380,000	6,627,225
5.38%, 8/15/2022	17,644,000	18,118,182
5.38%, 1/15/2024	12,973,000	13,524,352
5.38%, 5/1/2025	11,699,000	12,313,197
5.63%, 2/1/2023	3,227,000	3,352,208
6.13%, 1/15/2021	7,050,000	7,270,665
Millicom International Cellular SA:
6.00%, 3/15/2025 (a)	7,221,000	7,573,024
6.63%, 10/15/2021 (a)	7,790,000	8,106,663
Nokia Oyj:
3.38%, 6/12/2022	3,055,000	3,078,218
4.38%, 6/12/2027	6,505,000	6,622,741
Plantronics, Inc. 5.50%, 5/31/2023 (a)	6,809,000	7,132,428
Sable International Finance, Ltd. 6.88%, 8/1/2022 (a)	10,674,000	11,527,920
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	33,364,000	34,594,297
Sprint Communications, Inc.:
6.00%, 11/15/2022	33,303,000	35,301,180
7.00%, 8/15/2020	19,780,000	21,734,264
Sprint Corp.:
7.13%, 6/15/2024	32,917,000	36,620,162
7.25%, 9/15/2021	30,609,000	33,939,259
7.63%, 2/15/2025 (b)	18,039,000	20,744,850
7.88%, 9/15/2023	57,903,000	66,588,450
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	6,725,000	6,998,708
5.13%, 4/15/2025	7,775,000	8,163,750
5.38%, 4/15/2027	8,029,000	8,575,775
6.00%, 3/1/2023	19,145,000	20,293,700
6.00%, 4/15/2024	15,983,000	17,161,746
6.13%, 1/15/2022	6,574,000	6,910,918
6.38%, 3/1/2025	22,126,000	23,758,899
6.50%, 1/15/2024	14,172,000	15,217,894
6.50%, 1/15/2026	24,950,000	27,539,810
6.63%, 4/1/2023	29,388,000	31,004,340
6.84%, 4/28/2023	1,617,000	1,726,148
Telecom Italia SpA 5.30%, 5/30/2024 (a)	18,971,000	20,393,825
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	6,367,000	7,138,999
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	15,101,000	15,799,421
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	7,660,000	8,004,700
West Corp. 5.38%, 7/15/2022 (a)	13,106,000	13,212,159
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)	24,293,000	24,535,930
6.50%, 4/30/2020 (a)	6,359,000	6,589,514
7.38%, 4/23/2021 (a)	38,793,000	40,344,720
Windstream Services LLC 6.38%, 8/1/2023	8,934,000	7,375,910

		1,165,306,580

TEXTILES — 0.1%
INVISTA Finance LLC 4.25%, 10/15/2019 (a)	9,315,000	9,524,587
Springs Industries, Inc. 6.25%, 6/1/2021	6,648,000	6,859,905

		16,384,492

TRANSPORTATION — 0.5%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (a)	11,594,000	11,888,488
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	9,889,000	8,405,650
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	9,309,000	7,214,475
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	8,000,000	8,400,000
6.50%, 6/15/2022 (a)	20,507,000	21,532,350

		57,440,963

TRUCKING & LEASING — 0.4%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	5,632,000	5,962,880
Park Aerospace Holdings, Ltd.:
5.25%, 8/15/2022 (a)	25,437,000	26,540,966
5.50%, 2/15/2024 (a)	17,982,000	18,782,199

		51,286,045

TOTAL CORPORATE BONDS & NOTES (Cost $11,492,037,841)		11,388,204,724

See accompanying notes to financial statements.

325

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value

COMMON STOCK — 0.0% (g)
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Amplify Energy Corp. (f) (Cost $2,538,903)	169,843	$1,698,430

WARRANTS — 0.0% (g)
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Comstock Resources, Inc. (expiring 9/2/18) (f) (h)	33,760	238,346

SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (i) (j)	73,034,959	73,034,959
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	440,561,010	440,561,010

TOTAL SHORT-TERM INVESTMENTS (Cost $513,595,969)		513,595,969

TOTAL INVESTMENTS — 102.5%
(Cost $12,008,172,713)		11,903,737,469
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(290,557,881)

NET ASSETS — 100.0%		$11,613,179,588

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 51.2% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2017.
(c)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(d)	When-issued security.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(f)	Non-income producing security.
(g)	Amount is less than 0.05% of net assets.
(h)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $238,346 representing 0.0% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2017.
(k)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$49,427,019	$—	$49,427,019
Aerospace & Defense	—	82,327,508	—	82,327,508
Agriculture	—	20,252,239	—	20,252,239
Airlines	—	20,331,840	—	20,331,840
Apparel	—	32,866,541	—	32,866,541
Auto Manufacturers	—	71,621,286	—	71,621,286
Auto Parts & Equipment	—	161,021,116	—	161,021,116
Banks	—	233,781,751	—	233,781,751
Beverages	—	17,638,245	—	17,638,245
Biotechnology	—	11,178,042	—	11,178,042
Chemicals	—	263,076,123	—	263,076,123
Coal	—	52,137,172	—	52,137,172
Commercial Services	—	460,109,727	—	460,109,727
Construction Materials	—	119,545,441	—	119,545,441
Distribution & Wholesale	—	66,966,247	—	66,966,247
Diversified Financial Services	—	586,923,238	—	586,923,238
Electric	—	303,725,079	—	303,725,079
Electrical Components & Equipment	—	32,451,424	—	32,451,424
Energy-Alternate Sources	—	14,941,037	—	14,941,037
Engineering & Construction	—	50,718,687	—	50,718,687
Entertainment	—	253,662,505	—	253,662,505
Environmental Control	—	29,029,198	—	29,029,198

See accompanying notes to financial statements.

326

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Food	$—	$219,903,845	$—	$219,903,845
Food Service	—	27,947,643	—	27,947,643
Forest Products & Paper	—	15,675,980	—	15,675,980
Gas	—	49,111,089	—	49,111,089
Health Care Products	—	107,194,055	—	107,194,055
Health Care Services	—	843,086,659	—	843,086,659
Holding Companies-Divers	—	68,910,144	—	68,910,144
Home Builders	—	119,365,249	—	119,365,249
Home Furnishings	—	8,735,098	—	8,735,098
Household Products	—	22,641,075	—	22,641,075
Household Products & Wares	—	34,186,108	—	34,186,108
Housewares	—	8,204,735	—	8,204,735
Insurance	—	64,406,777	—	64,406,777
Internet	—	142,381,635	—	142,381,635
Iron/Steel	—	74,792,239	—	74,792,239
IT Services	—	179,922,765	—	179,922,765
Leisure Time	—	53,889,611	—	53,889,611
Lodging	—	257,143,915	—	257,143,915
Machinery, Construction & Mining	—	36,889,965	—	36,889,965
Machinery-Diversified	—	60,170,305	—	60,170,305
Media	—	1,215,545,284	—	1,215,545,284
Metal Fabricate & Hardware	—	49,767,932	—	49,767,932
Mining	—	294,102,652	—	294,102,652
Miscellaneous Manufacturer	—	114,068,882	—	114,068,882
Office & Business Equipment	—	23,828,532	—	23,828,532
Oil & Gas	—	848,532,386	—	848,532,386
Oil & Gas Services	—	77,728,188	—	77,728,188
Packaging & Containers	—	307,759,553	—	307,759,553
Pharmaceuticals	—	333,019,741	—	333,019,741
Pipelines	—	301,329,531	—	301,329,531
Real Estate	—	41,387,104	—	41,387,104
Real Estate Investment Trusts	—	256,883,695	—	256,883,695
Retail	—	347,397,380	—	347,397,380
Semiconductors	—	140,680,762	—	140,680,762
Shipbuilding	—	15,616,350	—	15,616,350
Software	—	380,193,663	—	380,193,663
Storage & Warehousing	—	21,654,652	—	21,654,652
Telecommunications	—	1,165,306,580	—	1,165,306,580
Textiles	—	16,384,492	—	16,384,492
Transportation	—	57,440,963	—	57,440,963
Trucking & Leasing	—	51,286,045	—	51,286,045
Common Stock
Oil, Gas & Consumable Fuels	1,698,430	—	—	1,698,430
Warrants
Oil, Gas & Consumable Fuels	—	238,346	—	238,346
Short-Term Investments	513,595,969	—	—	513,595,969

TOTAL INVESTMENTS	$515,294,399	$11,388,443,070	$—	$11,903,737,469

See accompanying notes to financial statements.

327

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	63,401,928	$63,401,928	637,576,754	700,978,682	—	$—	$83,871	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	434,144,102	361,109,143	73,034,959	73,034,959	92,171	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,635,877,310	1,635,877,310	—	—	234,120	—
State Street Navigator Securities Lending Government Money Market Portfolio*	860,755,470	860,755,470	1,520,527,601	1,940,722,061	440,561,010	440,561,010	4,161,410	—

TOTAL		$924,157,398				$513,595,969	$4,571,572	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

328

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.8%
ADVERTISING — 0.2%
Affinion Group, Inc. PIK, 12.50%, 11/10/2022 (a) (b)	$3,613,625	$3,288,399
Lamar Media Corp. 5.88%, 2/1/2022	275,000	283,765
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	5,862,000	6,067,170

		9,639,334

AEROSPACE & DEFENSE — 0.6%
Accudyne Industries Borrower/Accudyne Industries LLC 7.75%, 12/15/2020 (b)	6,175,000	6,213,594
Kratos Defense & Security Solutions, Inc. 7.00%, 5/15/2019	4,919,000	5,041,975
Meccanica Holdings USA, Inc. 6.25%, 7/15/2019 (b)	4,284,000	4,591,912
TransDigm, Inc.:
5.50%, 10/15/2020	2,813,000	2,863,634
6.00%, 7/15/2022	2,038,000	2,099,140
Triumph Group, Inc. 4.88%, 4/1/2021	4,070,000	4,039,475

		24,849,730

AGRICULTURE — 0.1%
Alliance One International, Inc. 9.88%, 7/15/2021 (a)	6,567,900	5,730,493

AIRLINES — 0.8%
Air Canada 7.75%, 4/15/2021 (a) (b)	2,100,000	2,399,250
Allegiant Travel Co. 5.50%, 7/15/2019	2,355,000	2,449,200
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a) (b)	2,623,000	2,718,084
5.50%, 10/1/2019 (b)	4,472,000	4,709,463
6.13%, 6/1/2018	6,434,000	6,623,803
Continental Airlines Pass Thru Certificate Series 2012-3, Class C, 6.13%, 4/29/2018	6,078,000	6,229,950
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (b)	3,750,000	3,914,250
8.50%, 11/15/2019 (b)	2,350,000	2,482,070

		31,526,070

APPAREL — 0.1%
Nine West Holdings, Inc. 8.25%, 3/15/2019 (b)	4,150,000	1,037,500
William Carter Co. 5.25%, 8/15/2021	3,451,000	3,548,059

		4,585,559

AUTO MANUFACTURERS — 1.0%
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (b)	3,500,000	3,679,550
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020	11,095,000	11,331,323
General Motors Financial Co., Inc. 3.15%, 6/30/2022	1,360,000	1,358,341
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	2,970,000	3,003,561
4.13%, 12/15/2018 (b)	5,172,000	5,281,905
4.25%, 11/15/2019 (b)	1,824,000	1,874,160
Navistar International Corp. 8.25%, 11/1/2021	13,092,000	13,173,825

		39,702,665

AUTO PARTS & EQUIPMENT — 0.7%
American Axle & Manufacturing, Inc. 6.25%, 3/15/2021 (a)	4,400,000	4,537,500
Dana, Inc. 5.38%, 9/15/2021	2,032,000	2,090,420
IHO Verwaltungs GmbH PIK, 4.13%, 9/15/2021 (b)	1,915,000	1,951,002
Titan International, Inc. 6.88%, 10/1/2020	4,047,000	4,193,906
ZF North America Capital, Inc.:
4.00%, 4/29/2020 (b)	5,949,000	6,157,215
4.50%, 4/29/2022 (b)	8,230,000	8,651,788

		27,581,831

BANKS — 0.8%
CIT Group, Inc.:
3.88%, 2/19/2019	8,940,000	9,163,500
5.38%, 5/15/2020	5,214,000	5,605,050
5.50%, 2/15/2019 (b)	6,730,000	7,066,500
Provident Funding Associates L.P./PFG Finance Corp. 6.75%, 6/15/2021 (b) (c)	600	620
Royal Bank of Scotland Group PLC 4.70%, 7/3/2018	1,984,000	2,031,418
Synchrony Bank 3.00%, 6/15/2022	1,540,000	1,533,828
UniCredit Luxembourg Finance SA 6.00%, 10/31/2017 (b)	5,625,000	5,695,313

		31,096,229

BEVERAGES — 0.2%
Ajecorp B.V. 6.50%, 5/14/2022 (b)	3,650,000	3,180,031
Constellation Brands, Inc. 2.70%, 5/9/2022	1,200,000	1,198,150
DS Services of America, Inc. 10.00%, 9/1/2021 (b)	2,780,000	2,945,062

		7,323,243

BIOTECHNOLOGY — 0.1%
Concordia International Corp. 9.00%, 4/1/2022 (a) (b)	3,072,000	2,319,360
Sterigenics-Nordion Topco LLC PIK, 8.13%, 11/1/2021 (b)	3,100,000	3,177,500

		5,496,860

CHEMICALS — 2.7%
Ashland LLC 4.75%, 8/15/2022	962,000	1,005,290
CF Industries, Inc.:
6.88%, 5/1/2018	7,559,000	7,833,392
7.13%, 5/1/2020	5,055,000	5,579,709

See accompanying notes to financial statements.

329

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Chemtura Corp. 5.75%, 7/15/2021	$1,695,000	$1,743,816
Consolidated Energy Finance SA 6.75%, 10/15/2019 (b)	7,097,000	7,274,425
Hexion, Inc.:
6.63%, 4/15/2020	11,345,000	10,380,675
10.38%, 2/1/2022 (a) (b)	5,467,000	5,427,364
Hexion, Inc./Hexion Nova Scotia Finance ULC 9.00%, 11/15/2020 (a)	5,325,000	3,621,000
Huntsman International LLC 4.88%, 11/15/2020	6,304,000	6,619,200
Momentive Performance Materials, Inc. 3.88%, 10/24/2021	11,864,000	11,789,850
Perstorp Holding AB:
8.50%, 6/30/2021 (b)	2,000,000	2,126,250
11.00%, 9/30/2021 (a) (b)	1,895,000	2,041,863
Platform Specialty Products Corp.:
6.50%, 2/1/2022 (a) (b)	11,396,000	11,794,860
10.38%, 5/1/2021 (b)	1,977,000	2,183,300
Rain CII Carbon LLC/CII Carbon Corp. 8.25%, 1/15/2021 (b)	1,660,000	1,727,438
TPC Group, Inc. 8.75%, 12/15/2020 (b)	7,173,000	6,482,599
Tronox Finance LLC:
6.38%, 8/15/2020	9,318,000	9,318,000
7.50%, 3/15/2022 (a) (b)	4,325,000	4,465,562
Westlake Chemical Corp. 4.63%, 2/15/2021	1,145,000	1,184,271
WR Grace & Co-Conn 5.13%, 10/1/2021 (b)	4,664,000	5,002,140

		107,601,004

COAL — 0.5%
CONSOL Energy, Inc. 5.88%, 4/15/2022	14,595,000	14,376,075
Peabody Energy Corp.:
6.00%, 3/31/2022 (b)	2,440,000	2,432,375
6.38%, 3/31/2025 (b)	1,250,000	1,234,375
Westmoreland Coal Co. 8.75%, 1/1/2022 (b)	4,231,000	3,707,414

		21,750,239

COMMERCIAL SERVICES — 2.5%
ACE Cash Express, Inc. 11.00%, 2/1/2019 (a) (b)	3,045,000	3,037,388
ADT Corp.:
3.50%, 7/15/2022	1,710,000	1,658,187
4.13%, 6/15/2023	345,000	341,550
6.25%, 10/15/2021	7,272,000	7,917,390
APX Group, Inc.:
6.38%, 12/1/2019	4,329,000	4,453,459
8.75%, 12/1/2020	7,412,000	7,652,890
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.13%, 6/1/2022 (b)	3,350,000	3,316,500
Cenveo Corp. 6.00%, 8/1/2019 (a) (b)	5,899,000	4,984,655
Ceridian HCM Holding, Inc. 11.00%, 3/15/2021 (b)	3,850,000	4,059,344
Emeco Pty, Ltd. (Series B), 9.25%, 3/31/2022	2,239,150	2,246,147
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (b)	5,375,000	3,990,937
Graham Holdings Co. 7.25%, 2/1/2019	3,215,000	3,440,050
Harland Clarke Holdings Corp. 9.25%, 3/1/2021 (b)	6,341,000	6,190,084
Herc Rentals, Inc. 7.50%, 6/1/2022 (b)	1,611,000	1,703,633
Hertz Corp.:
5.88%, 10/15/2020 (a)	8,005,000	7,704,812
6.75%, 4/15/2019 (a)	3,209,000	3,213,172
7.38%, 1/15/2021 (a)	800,000	772,000
7.63%, 6/1/2022 (a) (b)	8,245,000	8,214,493
Jurassic Holdings III, Inc. 6.88%, 2/15/2021 (b)	4,175,000	3,397,406
Monitronics International, Inc. 9.13%, 4/1/2020 (a)	6,363,000	6,116,434
RR Donnelley & Sons Co.:
7.63%, 6/15/2020 (a)	408,000	455,430
7.88%, 3/15/2021	7,186,000	7,724,950
Service Corp. International/US 5.38%, 1/15/2022	3,814,000	3,926,036
Syniverse Foreign Holdings Corp. 9.13%, 1/15/2022 (b)	3,706,000	3,692,103

		100,209,050

CONSTRUCTION MATERIALS — 0.4%
Griffon Corp. 5.25%, 3/1/2022	6,264,000	6,389,280
Masco Corp. 7.13%, 3/15/2020	186,000	208,553
Omnimax International, Inc. 12.00%, 8/15/2020 (b)	3,000,000	3,256,875
Ply Gem Industries, Inc. 6.50%, 2/1/2022	2,025,000	2,121,187
Standard Industries, Inc.:
5.13%, 2/15/2021 (b)	3,604,000	3,748,160
6.00%, 10/15/2025 (b)	760,000	813,200

		16,537,255

DISTRIBUTION & WHOLESALE — 0.4%
American Tire Distributors, Inc. 10.25%, 3/1/2022 (b)	6,819,000	7,044,879
HD Supply, Inc. 5.25%, 12/15/2021 (b)	8,020,000	8,415,988

		15,460,867

DIVERSIFIED FINANCIAL SERVICES — 9.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.25%, 7/1/2020	664,000	694,240
Air Lease Corp. 2.63%, 7/1/2022	3,000,000	2,975,628
Aircastle, Ltd.:
4.13%, 5/1/2024	1,400,000	1,427,160
4.63%, 12/15/2018	5,162,000	5,336,217
5.00%, 4/1/2023	895,000	957,650
5.13%, 3/15/2021	931,000	997,380
5.50%, 2/15/2022	370,000	402,144
6.25%, 12/1/2019	6,141,000	6,693,690

See accompanying notes to financial statements.

330

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Alliance Data Systems Corp.:
5.25%, 12/1/2017 (b)	$2,343,000	$2,357,644
5.88%, 11/1/2021 (b)	2,526,000	2,620,725
Ally Financial, Inc.:
3.25%, 2/13/2018	5,789,000	5,832,417
3.25%, 11/5/2018	3,630,000	3,669,930
3.50%, 1/27/2019	6,612,000	6,727,710
3.60%, 5/21/2018	7,080,000	7,150,800
3.75%, 11/18/2019	5,558,000	5,690,280
4.13%, 3/30/2020	3,666,000	3,771,581
4.13%, 2/13/2022	5,350,000	5,483,750
4.25%, 4/15/2021	5,516,000	5,709,060
4.75%, 9/10/2018	8,678,000	8,906,231
6.25%, 12/1/2017	7,674,000	7,806,760
7.50%, 9/15/2020	4,210,000	4,767,825
8.00%, 12/31/2018	4,607,000	4,970,032
8.00%, 3/15/2020	7,758,000	8,814,640
CNG Holdings, Inc. 9.38%, 5/15/2020 (b)	1,860,000	1,646,100
DFC Finance Corp. PIK, 12.00%, 6/16/2020 (b)	3,336,375	2,047,700
Enova International, Inc. 9.75%, 6/1/2021	4,503,000	4,663,419
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (b)	2,760,000	2,718,600
FBM Finance, Inc. 8.25%, 8/15/2021 (b)	4,721,000	5,069,174
Fly Leasing, Ltd. 6.75%, 12/15/2020 (a)	3,355,000	3,503,627
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.88%, 3/15/2019	10,447,000	10,551,470
5.88%, 2/1/2022	12,318,000	12,625,950
6.00%, 8/1/2020	15,071,000	15,523,130
6.25%, 2/1/2022 (b)	5,752,750	6,011,624
Intelsat Connect Finance SA 12.50%, 4/1/2022 (a) (b)	6,952,000	6,248,458
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
6.88%, 4/15/2022 (b)	4,062,000	4,056,923
7.38%, 4/1/2020 (b)	4,555,000	4,668,875
7.50%, 4/15/2021 (b)	1,800,000	1,867,500
KCG Holdings, Inc. 6.88%, 3/15/2020 (b)	4,540,000	4,696,176
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (b)	3,000,000	3,082,500
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (b)	4,635,000	4,913,100
Nationstar Mortgage LLC/Nationstar Capital Corp.:
6.50%, 8/1/2018	3,347,000	3,338,633
6.50%, 7/1/2021	4,094,162	4,186,281
7.88%, 10/1/2020	3,625,000	3,733,750
9.63%, 5/1/2019	2,240,000	2,297,400
Navient Corp.:
5.00%, 10/26/2020	3,896,000	4,042,100
5.88%, 3/25/2021	3,576,000	3,776,971
6.50%, 6/15/2022	6,350,000	6,731,000
6.63%, 7/26/2021	7,812,000	8,397,900
Series MTN, 4.63%, 9/25/2017	3,208,000	3,216,020
Series MTN, 4.88%, 6/17/2019 (a)	9,159,000	9,525,360
Series MTN, 5.50%, 1/15/2019	9,989,000	10,376,074
Series MTN, 7.25%, 1/25/2022	3,676,000	4,016,030
Series MTN, 8.00%, 3/25/2020	13,252,000	14,809,110
Series MTN, 8.45%, 6/15/2018	14,053,000	14,797,809
NewStar Financial, Inc. 7.25%, 5/1/2020	3,603,000	3,686,319
NFP Corp. 9.00%, 7/15/2021 (b)	5,774,474	6,034,325
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (b)	2,800,000	2,643,644
OneMain Financial Holdings LLC:
6.75%, 12/15/2019 (b)	6,217,000	6,527,850
7.25%, 12/15/2021 (b)	7,680,000	8,079,360
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc. 6.75%, 6/15/2022 (b)	4,010,000	4,131,904
Springleaf Finance Corp.:
5.25%, 12/15/2019	5,165,000	5,372,116
6.13%, 5/15/2022	7,221,000	7,618,155
7.75%, 10/1/2021	5,808,000	6,504,960
8.25%, 12/15/2020	7,901,000	8,858,996
Series MTN, 6.90%, 12/15/2017	10,461,000	10,624,453
TMX Finance LLC/TitleMax Finance Corp. 8.50%, 9/15/2018 (b)	6,145,000	5,837,750
Transworld Systems, Inc. 9.50%, 8/15/2021 (b)	3,365,000	2,265,066
Vertiv Intermediate Holding Corp. PIK, 12.00%, 2/15/2022 (b)	4,420,000	4,737,687
Walter Investment Management Corp. 7.88%, 12/15/2021 (a)	4,369,000	2,747,009

		376,571,852

ELECTRIC — 1.8%
AES Corp.:
7.38%, 7/1/2021	5,930,000	6,789,850
8.00%, 6/1/2020 (a)	3,492,000	4,041,990
Calpine Corp. 6.00%, 1/15/2022 (b)	8,106,000	8,379,983
DPL, Inc. 7.25%, 10/15/2021	7,157,000	7,640,097
Dynegy, Inc. 6.75%, 11/1/2019	17,700,000	18,208,875
FirstEnergy Corp. Series A, 2.75%, 3/15/2018	1,824,000	1,836,233
Fortis, Inc. Series WI, 2.10%, 10/4/2021 (c)	1,875,000	1,835,910
GenOn Americas Generation LLC 8.50%, 10/1/2021 (d)	3,357,000	3,012,908
IPALCO Enterprises, Inc.:
3.45%, 7/15/2020	4,122,000	4,187,972
5.00%, 5/1/2018	2,810,000	2,859,922
Talen Energy Supply LLC:
4.60%, 12/15/2021 (a)	6,585,000	5,037,525
4.63%, 7/15/2019 (a) (b)	1,267,000	1,234,565
6.50%, 5/1/2018 (a)	2,092,000	2,112,920

See accompanying notes to financial statements.

331

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
9.50%, 7/15/2022 (b)	$3,110,000	$2,670,868
Terraform Global Operating LLC 9.75%, 8/15/2022 (b)	1,250,000	1,400,000

		71,249,618

ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Anixter, Inc.:
5.13%, 10/1/2021	937,000	997,905
5.63%, 5/1/2019	1,631,000	1,716,627
WESCO Distribution, Inc. 5.38%, 12/15/2021	2,244,000	2,330,955

		5,045,487

ELECTRONICS — 0.1%
Sanmina Corp. 4.38%, 6/1/2019 (b)	1,820,000	1,872,325

ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Abenewco 2 SAU 1.50%, 3/31/2023 (b)	4,292,681	472,195
Michael Baker International LLC/CDL Acquisition Co., Inc. 8.25%, 10/15/2018 (b)	3,735,000	3,713,991

		4,186,186

ENTERTAINMENT — 1.8%
AMC Entertainment Holdings, Inc. 5.88%, 2/15/2022	110,000	114,675
Churchill Downs, Inc. 5.38%, 12/15/2021	5,235,000	5,431,313
Gibson Brands, Inc. 8.88%, 8/1/2018 (b)	3,250,000	2,908,750
GLP Capital L.P./GLP Financing II, Inc.:
4.38%, 11/1/2018 (a)	5,237,000	5,361,379
4.38%, 4/15/2021	3,075,000	3,228,750
4.88%, 11/1/2020	6,173,000	6,597,702
International Game Technology PLC:
5.63%, 2/15/2020 (b)	4,290,000	4,558,125
6.25%, 2/15/2022 (b)	12,450,000	13,586,062
Mood Media Corp. 9.25%, 10/15/2020 (b)	2,640,000	1,689,600
National CineMedia LLC 6.00%, 4/15/2022	3,050,000	3,118,625
Regal Entertainment Group 5.75%, 3/15/2022	5,854,000	6,102,795
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp. 6.13%, 8/15/2021 (b)	3,500,000	3,543,750
Scientific Games International, Inc. 7.00%, 1/1/2022 (b)	16,587,000	17,665,155

		73,906,681

ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
5.13%, 6/1/2021	5,642,000	5,762,175
5.25%, 8/1/2020	7,527,000	7,611,679
GFL Environmental, Inc.:
5.63%, 5/1/2022 (b)	4,357,000	4,455,032
9.88%, 2/1/2021 (b)	4,855,000	5,279,812
Tervita Escrow Corp. 7.63%, 12/1/2021 (b)	2,764,000	2,784,730

		25,893,428

FOOD — 1.2%
B&G Foods, Inc. 4.63%, 6/1/2021	2,675,000	2,731,844
BI-LO LLC/BI-LO Finance Corp.:
9.25%, 2/15/2019 (a) (b)	4,536,000	3,844,260
PIK, 8.63%, 9/15/2018 (b)	3,650,000	1,560,375
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (b)	4,930,000	4,933,081
Darling Ingredients, Inc. 5.38%, 1/15/2022	2,232,000	2,318,490
JBS USA LUX SA/JBS USA Finance, Inc.:
7.25%, 6/1/2021 (a) (b)	8,621,000	8,616,690
8.25%, 2/1/2020 (a) (b)	7,273,000	7,273,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 4.88%, 5/1/2021	2,880,000	2,937,600
Simmons Foods, Inc. 7.88%, 10/1/2021 (b)	1,480,000	1,574,350
SUPERVALU, Inc.:
6.75%, 6/1/2021 (a)	3,312,000	3,241,620
7.75%, 11/15/2022 (a)	1,250,000	1,215,625
Tesco PLC 5.50%, 11/15/2017 (b)	6,998,000	7,041,737
TreeHouse Foods, Inc. 4.88%, 3/15/2022	2,370,000	2,452,950

		49,741,622

FOREST PRODUCTS & PAPER — 0.1%
Tembec Industries, Inc. 9.00%, 12/15/2019 (a) (b)	3,627,000	3,749,411

GAS — 0.2%
NGL Energy Partners L.P./NGL Energy Finance Corp.:
5.13%, 7/15/2019	4,010,000	3,984,937
6.88%, 10/15/2021	3,264,000	3,264,000

		7,248,937

HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC 7.00%, 2/1/2021 (b)	4,340,000	4,047,050

HEALTH CARE PRODUCTS — 1.3%
Alere, Inc.:
6.50%, 6/15/2020	3,612,000	3,666,180
7.25%, 7/1/2018	3,655,000	3,659,569
Becton Dickinson and Co. 2.89%, 6/6/2022	2,005,000	2,002,995
DJO Finance LLC/DJO Finance Corp. 10.75%, 4/15/2020 (a)	1,050,000	892,500
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (b)	6,287,000	5,862,628
Immucor, Inc. 11.13%, 8/15/2019 (a)	2,920,000	2,945,550
Kinetic Concepts, Inc./KCI USA, Inc.:
7.88%, 2/15/2021 (b)	6,013,000	6,358,747
12.50%, 11/1/2021 (b)	3,296,000	3,695,640

See accompanying notes to financial statements.

332

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a) (b)	$5,488,000	$5,344,214
5.75%, 8/1/2022 (b)	1,225,000	1,148,438
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (b)	10,550,000	10,062,590
Universal Hospital Services, Inc. 7.63%, 8/15/2020	4,624,000	4,710,931

		50,349,982

HEALTH CARE SERVICES — 7.3%
Centene Corp.:
4.75%, 5/15/2022	7,601,000	7,962,047
5.63%, 2/15/2021	10,495,000	10,941,037
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (a)	5,595,000	5,664,938
6.25%, 3/31/2023	3,145,000	3,250,672
6.88%, 2/1/2022 (a)	23,340,000	20,394,492
7.13%, 7/15/2020 (a)	10,499,000	10,236,525
8.00%, 11/15/2019 (a)	17,395,000	17,460,231
Eagle Holding Co. II LLC PIK, 7.63%, 5/15/2022 (b)	3,539,000	3,636,323
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (b)	2,820,000	2,980,394
6.50%, 9/15/2018 (b)	1,316,000	1,388,007
Fresenius Medical Care US Finance, Inc.:
5.75%, 2/15/2021 (b)	4,506,000	4,926,154
6.88%, 7/15/2017	5,022,000	5,026,505
HCA Healthcare, Inc. 6.25%, 2/15/2021	7,092,000	7,721,415
HCA, Inc.:
3.75%, 3/15/2019	11,995,000	12,219,906
4.25%, 10/15/2019	5,106,000	5,303,858
5.88%, 3/15/2022	10,256,000	11,364,674
6.50%, 2/15/2020	22,622,000	24,657,980
7.50%, 2/15/2022	14,343,000	16,494,450
8.00%, 10/1/2018	4,077,000	4,387,871
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	8,705,000	8,737,644
Kindred Healthcare, Inc.:
6.38%, 4/15/2022	5,180,000	5,095,825
8.00%, 1/15/2020	5,753,000	6,040,650
LifePoint Health, Inc. 5.50%, 12/1/2021	8,597,000	8,897,895
Select Medical Corp. 6.38%, 6/1/2021	3,297,000	3,400,031
Surgery Center Holdings, Inc. 8.88%, 4/15/2021 (b)	2,615,000	2,824,200
Tenet Healthcare Corp.:
4.38%, 10/1/2021	7,122,000	7,228,830
4.50%, 4/1/2021	5,707,000	5,806,872
4.75%, 6/1/2020	4,083,000	4,231,213
5.00%, 3/1/2019	6,929,000	7,279,607
5.50%, 3/1/2019	4,723,000	4,888,305
6.00%, 10/1/2020	9,854,000	10,543,780
6.25%, 11/1/2018	6,893,000	7,289,347
6.75%, 6/15/2023 (a)	1,250,000	1,248,438
7.50%, 1/1/2022 (b)	5,873,000	6,363,983
8.00%, 8/1/2020 (a)	6,707,000	6,807,605
8.13%, 4/1/2022	18,734,000	19,929,229

		292,630,933

HOLDING COMPANIES-DIVERS — 0.8%
HRG Group, Inc.:
7.75%, 1/15/2022	8,058,000	8,491,118
7.88%, 7/15/2019	6,301,000	6,466,401
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (b)	7,615,000	7,881,525
Noble Group, Ltd.:
6.75%, 1/29/2020 (a) (b)	9,116,000	3,477,754
Series REGS, 6.75%, 1/29/2020	100,000	38,150
Opal Acquisition, Inc. 8.88%, 12/15/2021 (b)	5,530,000	4,977,000

		31,331,948

HOME BUILDERS — 2.3%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 2/15/2021 (b)	3,595,000	3,657,913
AV Homes, Inc. 6.63%, 5/15/2022 (b)	3,700,000	3,801,750
Beazer Homes USA, Inc. 8.75%, 3/15/2022	5,523,000	6,158,145
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (b)	4,545,000	4,675,669
CalAtlantic Group, Inc.:
8.38%, 5/15/2018	5,329,000	5,602,378
8.38%, 1/15/2021	1,998,000	2,360,237
Century Communities, Inc. 6.88%, 5/15/2022	3,475,000	3,631,375
K Hovnanian Enterprises, Inc. 7.25%, 10/15/2020 (b)	5,801,000	5,902,517
KB Home:
4.75%, 5/15/2019	4,433,000	4,571,753
7.00%, 12/15/2021	2,594,000	2,911,765
8.00%, 3/15/2020	4,308,000	4,857,270
Lennar Corp.:
4.13%, 1/15/2022	4,667,000	4,830,345
4.50%, 6/15/2019	4,833,000	5,002,155
4.50%, 11/15/2019	2,079,000	2,162,160
4.50%, 4/30/2024	990,000	1,022,076
4.75%, 12/15/2017	2,511,000	2,517,278
4.75%, 4/1/2021	4,697,000	4,967,077
Mattamy Group Corp. 6.50%, 11/15/2020 (b)	4,184,000	4,267,680
PulteGroup, Inc. 4.25%, 3/1/2021	3,259,285	3,393,731
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.25%, 4/15/2021 (b)	4,608,000	4,723,200
Toll Brothers Finance Corp.:
4.00%, 12/31/2018	2,918,000	2,981,831
5.88%, 2/15/2022	1,362,000	1,511,820
8.91%, 10/15/2017	3,068,000	3,121,690

See accompanying notes to financial statements.

333

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	$4,805,000	$4,928,128

		93,559,943

HOUSEHOLD PRODUCTS — 0.6%
Avon International Operations, Inc. 7.88%, 8/15/2022 (b)	925,000	959,688
Avon Products, Inc. 6.60%, 3/15/2020 (a)	3,476,000	3,506,415
Edgewell Personal Care Co.:
4.70%, 5/19/2021	6,682,000	7,152,413
4.70%, 5/24/2022	2,612,000	2,798,105
First Quality Finance Co., Inc. 4.63%, 5/15/2021 (b)	5,239,000	5,284,841
Revlon Consumer Products Corp. 5.75%, 2/15/2021	4,906,000	4,513,520

		24,214,982

HOUSEHOLD PRODUCTS & WARES — 0.1%
Prestige Brands, Inc. 5.38%, 12/15/2021 (b)	2,044,000	2,105,320

INSURANCE — 1.0%
American Equity Investment Life Holding Co. 6.63%, 7/15/2021	3,175,000	3,270,250
Genworth Holdings, Inc.:
7.20%, 2/15/2021	4,248,000	4,067,460
7.63%, 9/24/2021	5,883,000	5,632,973
7.70%, 6/15/2020 (a)	3,071,000	3,011,499
Series MTN, 6.52%, 5/22/2018 (a)	5,703,000	5,695,871
Hub Holdings LLC/Hub Holdings Finance, Inc. PIK, 8.13%, 7/15/2019 (b)	1,880,000	1,880,000
HUB International, Ltd. 7.88%, 10/1/2021 (b)	10,290,000	10,727,325
KIRS Midco 3 PLC 8.63%, 7/15/2023 (b)	2,040,000	2,065,500
Radian Group, Inc.:
5.25%, 6/15/2020	2,274,000	2,418,968
7.00%, 3/15/2021	2,603,000	2,912,236

		41,682,082

INTERNET — 0.6%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (b)	2,080,000	2,184,000
IAC/InterActiveCorp 4.88%, 11/30/2018	2,003,000	2,023,030
Netflix, Inc.:
5.38%, 2/1/2021	3,215,000	3,484,256
5.50%, 2/15/2022	5,214,000	5,674,918
Symantec Corp.:
3.95%, 6/15/2022	900,000	934,522
4.20%, 9/15/2020	3,086,000	3,237,943
TIBCO Software, Inc. 11.38%, 12/1/2021 (b)	6,744,000	7,426,830

		24,965,499

INVESTMENT COMPANY SECURITY — 0.0% (e)
Ares Capital Corp. 3.63%, 1/19/2022 (a)	1,070,000	1,082,676

IRON/STEEL — 2.0%
AK Steel Corp. 7.63%, 10/1/2021 (a)	2,975,000	3,086,562
Allegheny Technologies, Inc.:
5.95%, 1/15/2021	3,026,000	3,014,653
9.38%, 6/1/2019	2,923,000	3,171,455
ArcelorMittal:
5.75%, 8/5/2020 (a)	5,086,000	5,480,165
6.00%, 3/1/2021	6,099,000	6,586,920
6.13%, 6/1/2018	4,810,000	4,984,603
6.75%, 2/25/2022	9,540,000	10,732,500
Baffinland Iron Mines Corp. 12.00%, 2/1/2022 (a) (b)	3,550,000	3,434,625
BlueScope Steel Finance, Ltd./BlueScope Steel Finance USA LLC 6.50%, 5/15/2021 (b)	4,797,000	5,060,835
Cliffs Natural Resources, Inc. 8.25%, 3/31/2020 (b)	3,775,000	4,114,750
Commercial Metals Co. 7.35%, 8/15/2018	1,439,000	1,523,541
Evraz, Inc. NA Canada 7.50%, 11/15/2019 (b)	40,000	40,900
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (b)	6,450,000	6,732,187
Steel Dynamics, Inc.:
5.13%, 10/1/2021	4,204,000	4,319,610
6.38%, 8/15/2022	376,000	389,160
United States Steel Corp.:
7.38%, 4/1/2020	3,603,000	3,895,744
7.50%, 3/15/2022 (a)	2,651,000	2,717,275
8.38%, 7/1/2021 (b)	8,784,000	9,684,360

		78,969,845

IT SERVICES — 2.2%
Dell International LLC/EMC Corp. 5.88%, 6/15/2021 (b)	11,871,000	12,434,873
Dell, Inc.:
4.63%, 4/1/2021 (a)	3,556,000	3,707,130
5.65%, 4/15/2018	5,145,000	5,267,194
5.88%, 6/15/2019	5,148,000	5,432,684
DynCorp International, Inc. PIK, 11.88%, 11/30/2020	3,060,293	3,159,753
EMC Corp.:
1.88%, 6/1/2018	21,999,000	21,834,007
2.65%, 6/1/2020	19,133,000	18,727,380
Everi Payments, Inc. 10.00%, 1/15/2022	4,551,000	4,983,345
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	337,000	347,206
Leidos Holdings, Inc. 4.45%, 12/1/2020	2,445,000	2,544,328
NCR Corp.:
4.63%, 2/15/2021	3,085,000	3,158,269
5.00%, 7/15/2022	1,969,000	2,013,303
5.88%, 12/15/2021	3,385,000	3,524,631

See accompanying notes to financial statements.

334

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Sungard Availability Services Capital, Inc. 8.75%, 4/1/2022 (b)	$3,680,000	$3,022,200

		90,156,303

LEISURE TIME — 0.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (b)	4,260,000	3,961,800
NCL Corp., Ltd.:
4.63%, 11/15/2020 (b)	4,415,000	4,533,653
4.75%, 12/15/2021 (b)	4,692,000	4,826,895

		13,322,348

LODGING — 2.3%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope:
8.00%, 10/1/2020	9,615,000	9,889,989
11.00%, 10/1/2021 (a)	11,475,000	12,299,766
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.38%, 5/1/2022	2,040,000	2,213,400
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 6.75%, 11/15/2021 (b)	7,240,000	7,547,700
MGM Resorts International:
5.25%, 3/31/2020	4,875,000	5,155,312
6.00%, 3/15/2023	2,954,000	3,271,555
6.63%, 12/15/2021	8,052,000	9,038,370
6.75%, 10/1/2020	11,467,000	12,690,529
7.75%, 3/15/2022	3,637,000	4,255,290
8.63%, 2/1/2019	8,974,000	9,860,631
11.38%, 3/1/2018	6,720,000	7,109,760
Playa Resorts Holding B.V. 8.00%, 8/15/2020 (a) (b)	886,000	925,870
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 5.88%, 5/15/2021 (b)	2,497,000	2,521,970
Station Casinos LLC 7.50%, 3/1/2021	1,846,000	1,917,532
Studio City Co., Ltd.:
5.88%, 11/30/2019 (b)	2,185,000	2,318,001
7.25%, 11/30/2021 (b)	1,149,000	1,249,538

		92,265,213

MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
3.38%, 7/15/2019 (a)	3,820,000	3,896,400
3.63%, 4/15/2018	8,438,000	8,512,254
3.88%, 7/16/2018	5,402,000	5,484,651
3.88%, 10/15/2021	3,498,000	3,607,313
4.38%, 11/6/2020	5,430,000	5,694,984
4.38%, 4/5/2022	4,795,000	5,012,213
4.88%, 4/1/2021	2,600,000	2,772,250
Neovia Logistics Services LLC/SPL Logistics Finance Corp. 8.88%, 8/1/2020 (b)	4,510,000	3,517,800
Xerium Technologies, Inc. 9.50%, 8/15/2021	4,573,000	4,858,812

		43,356,677

MEDIA — 7.5%
Cable One, Inc. 5.75%, 6/15/2022 (b)	2,140,000	2,241,650
Cablevision Systems Corp.:
7.75%, 4/15/2018	9,189,000	9,533,587
8.00%, 4/15/2020	5,055,000	5,648,963
8.63%, 9/15/2017	3,165,000	3,200,606
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25%, 3/15/2021	4,008,000	4,118,220
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/2021 (b)	8,821,000	9,008,888
6.38%, 9/15/2020 (b)	12,314,000	12,575,672
Clear Channel Worldwide Holdings, Inc. Series B, 7.63%, 3/15/2020	15,777,000	15,688,649
Cogeco Communications, Inc. 4.88%, 5/1/2020 (a) (b)	3,573,000	3,657,859
CSC Holdings LLC:
6.75%, 11/15/2021	7,457,000	8,249,679
7.63%, 7/15/2018	2,434,000	2,573,955
8.63%, 2/15/2019	4,259,000	4,662,327
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	5,699,000	1,567,225
DISH DBS Corp.:
4.25%, 4/1/2018	10,364,000	10,496,659
4.63%, 7/15/2017	6,763,000	6,767,227
5.13%, 5/1/2020	10,094,000	10,548,230
5.88%, 7/15/2022	3,240,000	3,483,000
6.75%, 6/1/2021	14,522,000	16,101,994
7.88%, 9/1/2019	11,980,000	13,207,950
iHeartCommunications, Inc.:
9.00%, 12/15/2019	16,850,000	13,269,375
9.00%, 3/1/2021 (a)	14,800,000	11,100,000
11.25%, 3/1/2021 (a) (b)	9,395,000	6,871,853
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a) (b)	4,443,000	4,567,959
MHGE Parent LLC/MHGE Parent Finance, Inc. PIK, 8.50%, 8/1/2019 (a) (b)	4,525,000	4,519,344
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	7,590,000	7,706,127
5.00%, 4/15/2022 (b)	18,506,000	19,199,975
SFR Group SA 6.00%, 5/15/2022 (b)	34,684,000	36,244,780
Sinclair Television Group, Inc. 5.38%, 4/1/2021	3,875,000	3,976,719
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (b)	5,330,000	5,371,574
4.25%, 5/15/2020 (b)	3,074,000	3,099,822
5.75%, 8/1/2021 (b)	5,483,000	5,661,197
TEGNA, Inc.:
4.88%, 9/15/2021 (b)	1,591,000	1,637,736
5.13%, 10/15/2019	5,420,000	5,548,725
5.13%, 7/15/2020	6,131,000	6,299,602

See accompanying notes to financial statements.

335

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Time, Inc. 5.75%, 4/15/2022 (a) (b)	$4,363,000	$4,499,344
Urban One, Inc. 7.38%, 4/15/2022 (b)	2,800,000	2,894,500
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	830,000	888,100
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.13%, 9/1/2020 (b)	3,890,000	4,016,425
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	9,439,000	9,704,236

		300,409,733

MINING — 4.4%
Alcoa, Inc. 5.87%, 2/23/2022	3,182,000	3,400,763
Aleris International, Inc.:
7.88%, 11/1/2020	5,576,000	5,255,380
9.50%, 4/1/2021 (b)	7,427,000	7,655,752
Anglo American Capital PLC:
2.63%, 9/27/2017 (b)	5,150,000	5,156,437
3.63%, 5/14/2020 (b)	6,647,000	6,763,322
4.13%, 4/15/2021 (b)	4,880,000	5,014,200
4.13%, 9/27/2022 (b)	1,274,000	1,305,850
9.38%, 4/8/2019 (b)	9,975,000	11,165,766
Arconic, Inc.:
5.13%, 10/1/2024	2,545,000	2,646,800
5.40%, 4/15/2021 (a)	8,104,000	8,541,616
5.72%, 2/23/2019	4,543,000	4,733,238
6.15%, 8/15/2020	6,917,000	7,479,006
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (b)	3,000,000	2,932,500
Constellium NV 7.88%, 4/1/2021 (b)	1,800,000	1,926,000
Eldorado Gold Corp. 6.13%, 12/15/2020 (b)	6,231,000	6,379,298
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (b)	2,750,000	2,944,219
First Quantum Minerals, Ltd.:
7.00%, 2/15/2021 (b)	3,941,000	4,039,525
7.25%, 5/15/2022 (b)	3,770,000	3,854,825
FMG Resources August 2006 Pty, Ltd. 4.75%, 5/15/2022 (b)	6,961,000	7,000,156
Freeport-McMoRan, Inc.:
2.30%, 11/14/2017	8,023,000	8,002,942
2.38%, 3/15/2018	10,162,000	10,111,190
3.10%, 3/15/2020	7,076,000	6,916,790
3.55%, 3/1/2022	15,789,000	14,840,081
4.00%, 11/14/2021 (a)	4,370,000	4,264,683
6.50%, 11/15/2020	5,310,000	5,456,025
6.75%, 2/1/2022 (a)	4,045,000	4,166,350
Hecla Mining Co. 6.88%, 5/1/2021	3,134,000	3,243,690
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (b)	5,990,000	6,783,675
Kinross Gold Corp.:
4.50%, 7/15/2027 (b)	1,935,000	1,932,581
5.13%, 9/1/2021	2,664,000	2,823,840
Lundin Mining Corp. 7.50%, 11/1/2020 (b)	3,364,000	3,540,610
Teck Resources, Ltd. 4.75%, 1/15/2022 (a)	5,642,000	5,846,805

		176,123,915

MISCELLANEOUS MANUFACTURER — 0.9%
Amsted Industries, Inc. 5.00%, 3/15/2022 (b)	2,217,000	2,293,209
Bombardier, Inc.:
4.75%, 4/15/2019 (a) (b)	4,944,000	5,030,520
5.75%, 3/15/2022 (b)	5,435,000	5,435,000
7.75%, 3/15/2020 (b)	5,961,000	6,404,350
8.75%, 12/1/2021 (b)	12,430,000	13,797,300
LSB Industries, Inc. 8.50%, 8/1/2019 (a) (f)	2,908,000	2,911,635

		35,872,014

OIL & GAS — 7.6%
Aker BP ASA 6.00%, 7/1/2022 (b)	3,650,000	3,759,500
Antero Resources Corp.:
5.13%, 12/1/2022	1,464,000	1,470,881
5.38%, 11/1/2021	6,736,000	6,803,360
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (b)	12,705,000	12,705,000
Athabasca Oil Corp. 9.88%, 2/24/2022 (a) (b)	3,850,000	3,662,313
Atwood Oceanics, Inc. 6.50%, 2/1/2020 (a)	3,785,000	3,757,748
Baytex Energy Corp.:
5.13%, 6/1/2021 (b)	1,875,000	1,654,688
5.63%, 6/1/2024 (a) (b)	1,780,000	1,508,550
California Resources Corp. 5.00%, 1/15/2020	1,993,000	1,275,520
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
6.50%, 4/15/2021	6,196,000	5,398,265
7.63%, 1/15/2022	3,545,000	3,124,031
11.50%, 1/15/2021 (b)	4,318,000	4,992,903
Canbriam Energy, Inc. 9.75%, 11/15/2019 (b)	3,700,000	3,827,188
Carrizo Oil & Gas, Inc. 7.50%, 9/15/2020	4,856,000	4,874,210
Chesapeake Energy Corp.:
4.88%, 4/15/2022 (a)	3,499,000	3,236,575
6.13%, 2/15/2021 (a)	1,535,000	1,498,544
6.63%, 8/15/2020 (a)	8,116,000	8,176,870
8.00%, 6/15/2027 (a) (b)	1,250,000	1,229,750
Comstock Resources, Inc. PIK, 10.00%, 3/15/2020	3,860,000	3,850,350
CrownRock L.P./CrownRock Finance, Inc. 7.13%, 4/15/2021 (b)	3,575,000	3,673,313
Denbury Resources, Inc.:
4.63%, 7/15/2023	522,000	277,965
5.50%, 5/1/2022	6,730,000	3,819,275
9.00%, 5/15/2021 (b)	4,943,000	4,708,207
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	3,235,000	3,315,875

See accompanying notes to financial statements.

336

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Endeavor Energy Resources L.P./EER Finance, Inc. 7.00%, 8/15/2021 (b)	$5,202,000	$5,374,316
Energen Corp. 4.63%, 9/1/2021	3,510,000	3,556,069
EP Energy LLC/Everest Acquisition Finance, Inc. 9.38%, 5/1/2020	11,309,000	8,948,812
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp. 7.88%, 7/15/2021 (b)	3,411,974	3,514,333
Jones Energy Holdings LLC/Jones Energy Finance Corp. 6.75%, 4/1/2022	3,907,000	2,715,365
Laredo Petroleum, Inc.:
5.63%, 1/15/2022	3,584,000	3,476,480
7.38%, 5/1/2022 (a)	3,410,000	3,444,100
Legacy Reserves L.P./Legacy Reserves Finance Corp. 6.63%, 12/1/2021	4,460,000	2,854,400
MEG Energy Corp. 6.38%, 1/30/2023 (b)	1,437,000	1,115,543
Murphy Oil Corp.:
3.50%, 12/1/2017	4,460,000	4,487,875
4.00%, 6/1/2022	767,000	745,524
Newfield Exploration Co. 5.75%, 1/30/2022	5,313,000	5,598,839
Northern Oil and Gas, Inc. 8.00%, 6/1/2020	4,600,000	3,220,000
Oasis Petroleum, Inc.:
6.50%, 11/1/2021 (a)	3,987,000	3,877,358
6.88%, 3/15/2022 (a)	7,571,000	7,362,797
Pacific Drilling SA 5.38%, 6/1/2020 (a) (b)	6,745,000	3,136,425
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (b)	3,790,000	1,928,352
Permian Resources LLC 13.00%, 11/30/2020 (b)	4,000,000	4,560,000
Permian Resources LLC/AEPB Finance Corp.:
7.13%, 11/1/2020 (b)	6,790,000	5,601,750
7.38%, 11/1/2021 (b)	2,845,000	2,347,125
Precision Drilling Corp. 6.63%, 11/15/2020	3,576,695	3,500,869
Pride International LLC 6.88%, 8/15/2020 (a)	5,471,000	5,607,775
Puma International Financing SA 6.75%, 2/1/2021 (b)	6,500,000	6,719,375
QEP Resources, Inc. 6.88%, 3/1/2021 (a)	3,247,000	3,368,763
Range Resources Corp.:
4.88%, 5/15/2025	851,000	806,323
5.75%, 6/1/2021 (b)	2,774,000	2,812,143
Resolute Energy Corp. 8.50%, 5/1/2020 (a) (b)	4,930,000	4,905,350
Rice Energy, Inc. 6.25%, 5/1/2022	6,184,000	6,462,280
Rowan Cos., Inc.:
4.88%, 6/1/2022	3,700,000	3,431,750
7.88%, 8/1/2019 (a)	2,144,000	2,240,480
Sanchez Energy Corp. 7.75%, 6/15/2021 (a)	5,009,000	4,570,712
Seadrill, Ltd. 6.13%, 9/15/2017 (b)	7,530,000	2,334,300
Seven Generations Energy, Ltd. 8.25%, 5/15/2020 (b)	4,487,000	4,688,915
Southwestern Energy Co.:
4.10%, 3/15/2022 (a)	9,179,000	8,548,403
5.80%, 1/23/2020	6,520,000	6,650,400
Sunoco L.P./Sunoco Finance Corp.:
5.50%, 8/1/2020	6,674,000	6,828,169
6.25%, 4/15/2021	5,793,000	6,039,202
6.38%, 4/1/2023	915,000	963,221
Tesoro Corp. 4.25%, 10/1/2017	5,453,000	5,450,273
Transocean, Inc. 6.00%, 3/15/2018 (a)	1,459,000	1,491,828
Tullow Oil PLC:
6.00%, 11/1/2020 (b)	7,540,000	7,134,725
6.25%, 4/15/2022 (b)	4,625,000	4,231,875
Ultra Resources, Inc. 6.88%, 4/15/2022 (b)	4,383,000	4,350,127
Unit Corp. 6.63%, 5/15/2021	5,260,000	5,030,138
Vanguard Natural Resources LLC/VNR Finance Corp. 7.88%, 4/1/2020 (d)	3,723,000	372,300
Whiting Petroleum Corp.:
5.00%, 3/15/2019	8,251,000	8,199,844
5.75%, 3/15/2021 (a)	7,680,000	7,238,400
WPX Energy, Inc.:
6.00%, 1/15/2022	7,502,000	7,417,602
7.50%, 8/1/2020	4,925,000	5,158,937

		307,020,823

OIL & GAS SERVICES — 1.6%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 4/1/2021	3,089,000	3,019,498
Calfrac Holdings L.P. 7.50%, 12/1/2020 (b)	5,047,000	4,334,364
CGG SA 6.88%, 1/15/2022 (a) (c)	2,420,000	943,800
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	3,000,000	2,925,000
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (b)	3,633,000	3,242,452
9.88%, 4/1/2022 (b)	4,144,000	4,019,680
McDermott International, Inc. 8.00%, 5/1/2021 (b)	6,135,000	6,181,012
Petrofac, Ltd. 3.40%, 10/10/2018 (b)	2,193,000	2,108,913
PHI, Inc. 5.25%, 3/15/2019	3,571,000	3,303,175
SESI LLC:
6.38%, 5/1/2019	5,570,000	5,507,616
7.13%, 12/15/2021	5,945,000	5,677,475
Weatherford International, Ltd.:
4.50%, 4/15/2022 (a)	4,800,000	4,236,000
5.13%, 9/15/2020	3,164,000	3,037,440
7.75%, 6/15/2021 (a)	8,585,000	8,627,925
9.63%, 3/1/2019 (a)	4,850,000	5,177,375

		62,341,725

See accompanying notes to financial statements.

337

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 2.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (b)	$1,289,000	$1,320,709
6.00%, 6/30/2021 (b)	1,440,000	1,490,400
7.25%, 5/15/2024 (b)	1,530,000	1,675,350
Ball Corp.:
4.00%, 11/15/2023	1,359,000	1,391,276
4.38%, 12/15/2020	9,345,000	9,847,294
5.00%, 3/15/2022	4,912,000	5,255,840
Berry Plastics Corp. 5.50%, 5/15/2022	632,000	658,070
Coveris Holdings SA 7.88%, 11/1/2019 (b)	4,947,000	4,878,979
Graphic Packaging International, Inc. 4.75%, 4/15/2021	2,440,000	2,568,100
Owens-Brockway Glass Container, Inc. 5.00%, 1/15/2022 (b)	4,344,000	4,582,920
PaperWorks Industries, Inc. 9.50%, 8/15/2019 (b)	3,508,000	2,587,150
Plastipak Holdings, Inc. 6.50%, 10/1/2021 (b)	4,045,000	4,166,350
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
3 Month USD LIBOR +3.50%, 4.66%, 7/15/2021 (b) (g)	2,000,000	2,040,000
5.75%, 10/15/2020	26,480,000	27,065,208
6.88%, 2/15/2021	6,163,120	6,340,309
Sealed Air Corp. 6.50%, 12/1/2020 (b)	3,703,000	4,133,474

		80,001,429

PHARMACEUTICALS — 2.7%
Capsugel SA PIK, 7.00%, 5/15/2019 (b)	6,420,000	6,406,518
Endo Finance LLC 5.75%, 1/15/2022 (b)	4,257,000	3,835,983
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a) (b)	4,375,000	4,194,531
Nature’s Bounty Co. 7.63%, 5/15/2021 (b)	8,098,000	8,604,125
Patheon Holdings I B.V. 7.50%, 2/1/2022 (b)	4,325,000	4,606,125
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	905,000	895,830
Valeant Pharmaceuticals International:
6.75%, 8/15/2021 (b)	6,017,000	5,716,150
7.00%, 10/1/2020 (b)	5,595,000	5,500,445
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/2020 (a) (b)	20,073,000	19,396,540
5.50%, 3/1/2023 (b)	1,400,000	1,190,000
5.63%, 12/1/2021 (b)	5,465,000	4,945,825
6.38%, 10/15/2020 (b)	18,235,000	17,711,655
6.50%, 3/15/2022 (b)	8,818,000	9,236,855
6.75%, 8/15/2018 (a) (b)	5,465,000	5,461,721
7.50%, 7/15/2021 (b)	13,026,000	12,619,589

		110,321,892

PIPELINES — 2.8%
DCP Midstream Operating L.P.:
2.50%, 12/1/2017	4,422,000	4,419,347
4.75%, 9/30/2021 (b)	3,389,000	3,469,489
4.95%, 4/1/2022	2,750,000	2,791,250
5.35%, 3/15/2020 (b)	5,282,000	5,526,292
9.75%, 3/15/2019 (b)	5,690,000	6,351,747
Energy Transfer Equity L.P. 7.50%, 10/15/2020	10,189,000	11,411,680
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.75%, 2/15/2021	2,990,000	2,997,475
6.75%, 8/1/2022	2,133,000	2,138,333
Gibson Energy, Inc. 6.75%, 7/15/2021 (b)	1,751,000	1,810,184
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	2,555,000	2,593,325
NGPL PipeCo LLC 7.12%, 12/15/2017 (b)	11,763,000	11,986,497
Niska Gas Storage, Ltd./Niska Gas Storage Canada Finance Corp. 6.50%, 4/1/2019 (a)	1,895,000	1,921,056
NuStar Logistics L.P.:
4.80%, 9/1/2020	3,981,000	4,140,240
8.15%, 4/15/2018	3,151,000	3,300,672
ONEOK, Inc. 4.25%, 2/1/2022	2,174,000	2,246,014
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (b)	3,105,000	3,299,063
6.00%, 1/15/2019 (a) (b)	3,433,000	3,578,902
6.85%, 7/15/2018 (b)	8,252,000	8,602,710
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 4.13%, 11/15/2019	6,258,000	6,344,360
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.:
5.50%, 10/15/2019	1,900,000	2,004,500
5.88%, 10/1/2020	4,800,000	4,890,000
6.13%, 10/15/2021	9,963,000	10,349,066
Williams Cos., Inc. 7.88%, 9/1/2021	3,644,000	4,236,150

		110,408,352

REAL ESTATE — 0.3%
Crescent Communities LLC/Crescent Ventures, Inc. 8.88%, 10/15/2021 (b)	3,035,000	3,190,544
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/2019 (b)	1,454,000	1,503,072
5.25%, 12/1/2021 (b)	5,290,000	5,543,920
Rialto Holdings LLC/Rialto Corp. 7.00%, 12/1/2018 (b)	1,712,000	1,733,400

		11,970,936

See accompanying notes to financial statements.

338

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 1.4%
American Tower Corp. 2.25%, 1/15/2022	$1,600,000	$1,564,051
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	6,187,000	6,430,768
Equinix, Inc.:
4.88%, 4/1/2020	4,847,000	4,968,175
5.38%, 1/1/2022	3,509,000	3,701,995
Iron Mountain, Inc.:
4.38%, 6/1/2021 (b)	1,213,000	1,257,032
5.75%, 8/15/2024	1,463,000	1,497,746
6.00%, 10/1/2020 (b)	8,882,000	9,203,972
iStar, Inc.:
4.00%, 11/1/2017	5,667,000	5,667,000
5.00%, 7/1/2019	7,500,000	7,589,063
6.00%, 4/1/2022	2,974,000	3,048,350
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2021	2,874,000	2,947,646
Sabra Health Care L.P./Sabra Capital Corp. 5.50%, 2/1/2021	1,328,000	1,378,630
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (b)	5,978,000	6,232,065

		55,486,493

RETAIL — 3.5%
1011778 BC ULC/New Red Finance, Inc.:
4.63%, 1/15/2022 (b)	7,944,000	8,122,740
6.00%, 4/1/2022 (b)	19,550,000	20,259,665
Bon-Ton Department Stores, Inc. 8.00%, 6/15/2021	2,929,167	1,178,990
Claire’s Stores, Inc. 9.00%, 3/15/2019 (b)	9,648,000	4,872,240
Dollar Tree, Inc. 5.25%, 3/1/2020	4,594,000	4,714,593
DriveTime Automotive Group, Inc./DT Acceptance Corp. 8.00%, 6/1/2021 (b)	2,960,000	2,967,400
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021	4,500,000	4,263,750
6.75%, 1/15/2022	4,450,000	4,194,125
GameStop Corp.:
5.50%, 10/1/2019 (b)	1,658,000	1,705,750
6.75%, 3/15/2021 (a) (b)	2,300,000	2,394,156
Gap, Inc. 5.95%, 4/12/2021 (a)	7,272,000	7,875,994
Group 1 Automotive, Inc. 5.00%, 6/1/2022	2,200,000	2,227,500
Guitar Center, Inc. 6.50%, 4/15/2019 (a) (b)	6,047,000	5,260,890
Hot Topic, Inc. 9.25%, 6/15/2021 (b)	3,065,000	2,942,400
JC Penney Corp., Inc.:
5.65%, 6/1/2020 (a)	2,744,000	2,695,980
8.13%, 10/1/2019	1,289,000	1,411,455
L Brands, Inc.:
5.63%, 2/15/2022	5,113,000	5,470,910
6.63%, 4/1/2021	7,221,000	8,015,310
7.00%, 5/1/2020	4,809,000	5,313,945
8.50%, 6/15/2019	4,525,000	5,031,234
Michaels Stores, Inc. 5.88%, 12/15/2020 (a) (b)	4,191,000	4,290,536
Neiman Marcus Group, Ltd. LLC:
8.00%, 10/15/2021 (a) (b)	7,955,000	4,395,138
PIK, 8.75%, 10/15/2021 (a) (b)	5,000,000	2,462,500
Rite Aid Corp.:
6.75%, 6/15/2021	5,828,000	5,999,926
9.25%, 3/15/2020 (a)	7,650,000	7,908,570
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	1,100,000	1,131,680
Tops Holding LLC/Tops Markets II Corp. 8.00%, 6/15/2022 (b)	3,650,000	3,006,870
TRU Taj LLC/TRU Taj Finance, Inc. 12.00%, 8/15/2021 (b)	4,388,000	4,083,583
Yum! Brands, Inc.:
3.75%, 11/1/2021	3,582,000	3,642,446
3.88%, 11/1/2020	2,650,000	2,729,500

		140,569,776

SEMICONDUCTORS — 0.9%
Amkor Technology, Inc.:
6.38%, 10/1/2022	1,149,000	1,198,551
6.63%, 6/1/2021	1,995,000	2,031,159
Entegris, Inc. 6.00%, 4/1/2022 (b)	1,715,000	1,793,247
Micron Technology, Inc. 5.88%, 2/15/2022 (a)	2,481,000	2,592,645
NXP B.V./NXP Funding LLC:
3.75%, 6/1/2018 (b)	8,078,000	8,181,398
4.13%, 6/15/2020 (b)	3,439,000	3,601,321
4.13%, 6/1/2021 (b)	8,056,973	8,469,893
4.63%, 6/15/2022 (b)	4,506,000	4,838,543
STATS ChipPAC Pte, Ltd.:
8.50%, 11/24/2020 (a) (b)	2,200,000	2,342,450
Series REGS, 8.50%, 11/24/2020	1,100,000	1,171,225

		36,220,432

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 5.00%, 12/15/2021 (b)	4,770,000	4,943,151

SOFTWARE — 1.4%
Blackboard, Inc. 9.75%, 10/15/2021 (b)	3,348,000	3,140,843
BMC Software Finance, Inc. 8.13%, 7/15/2021 (b)	13,152,333	13,645,545
Boxer Parent Co., Inc. PIK, 9.00%, 10/15/2019 (b)	5,586,000	5,586,000
CURO Financial Technologies Corp. 12.00%, 3/1/2022 (b)	4,230,000	4,412,419
Dun & Bradstreet Corp. 3.50%, 12/1/2017	4,039,000	4,063,903
Infor Software Parent LLC/Infor Software Parent, Inc. PIK, 7.13%, 5/1/2021 (b)	3,835,000	3,940,463
Infor US, Inc.:
5.75%, 8/15/2020 (b)	4,562,000	4,710,265
6.50%, 5/15/2022	13,580,000	14,021,350

See accompanying notes to financial statements.

339

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Nuance Communications, Inc. 5.38%, 8/15/2020 (b)	$2,385,000	$2,423,756

		55,944,544

STORAGE & WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (b)	9,355,000	8,723,537
10.75%, 10/15/2019 (a) (b)	6,200,000	4,615,125

		13,338,662

TELECOMMUNICATIONS — 9.6%
Altice Financing SA 6.50%, 1/15/2022 (a) (b)	5,641,000	5,880,742
Altice Luxembourg SA 7.75%, 5/15/2022 (b)	27,592,000	29,283,390
Avanti Communications Group PLC:
PIK, 10.00%, 10/1/2021 (b)	1,361,164	1,193,571
PIK, 12.00%, 10/1/2023 (b)	2,315,689	868,383
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	8,524,000	9,217,001
Series T, 5.80%, 3/15/2022	11,753,000	12,223,120
Series V, 5.63%, 4/1/2020	8,195,000	8,671,334
CommScope, Inc. 5.00%, 6/15/2021 (b)	2,592,000	2,660,040
Frontier Communications Corp.:
6.25%, 9/15/2021 (a)	6,058,000	5,399,495
7.13%, 3/15/2019	2,580,000	2,697,713
7.63%, 4/15/2024	1,718,000	1,415,203
8.13%, 10/1/2018	7,176,000	7,579,650
8.50%, 4/15/2020 (a)	4,321,000	4,537,050
8.75%, 4/15/2022 (a)	3,120,000	2,805,816
9.25%, 7/1/2021 (a)	6,550,000	6,419,000
HC2 Holdings, Inc. 11.00%, 12/1/2019 (b)	2,730,000	2,781,188
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	7,932,000	8,566,560
7.63%, 6/15/2021	7,124,000	8,095,001
Inmarsat Finance PLC 4.88%, 5/15/2022 (b)	7,295,000	7,367,950
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019 (a)	13,077,000	13,048,231
7.25%, 10/15/2020	20,082,000	18,977,490
7.50%, 4/1/2021	8,528,000	7,878,166
Level 3 Financing, Inc. 6.13%, 1/15/2021	3,993,000	4,117,981
Millicom International Cellular SA 6.63%, 10/15/2021 (b)	4,275,000	4,448,779
Nokia Oyj:
3.38%, 6/12/2022	3,015,000	3,037,914
5.38%, 5/15/2019 (h)	6,269,000	6,623,825
SoftBank Group Corp. 4.50%, 4/15/2020 (b)	20,551,000	21,308,818
Sprint Capital Corp. 6.90%, 5/1/2019	14,388,000	15,340,486
Sprint Communications, Inc.:
6.00%, 11/15/2022	4,181,000	4,431,860
7.00%, 3/1/2020 (b)	7,227,000	7,933,801
7.00%, 8/15/2020	9,631,000	10,582,543
9.00%, 11/15/2018 (b)	16,076,000	17,447,283
11.50%, 11/15/2021	660,000	844,800
Sprint Corp. 7.25%, 9/15/2021	17,739,000	19,669,003
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (a)	4,011,000	4,174,248
6.00%, 3/1/2023	835,000	885,100
6.13%, 1/15/2022	8,807,000	9,258,359
6.63%, 4/1/2023	1,800,000	1,899,000
Telecom Italia Capital SA:
7.00%, 6/4/2018	8,351,000	8,695,896
7.18%, 6/18/2019	3,375,000	3,683,137
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (b)	4,150,000	4,321,187
ViaSat, Inc. 6.88%, 6/15/2020	4,867,000	4,952,172
West Corp.:
4.75%, 7/15/2021 (b)	3,170,000	3,229,438
5.38%, 7/15/2022 (b)	2,273,000	2,291,411
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (b)	15,940,000	16,099,400
6.50%, 4/30/2020 (b)	4,705,000	4,875,556
7.38%, 4/23/2021 (b)	24,725,000	25,714,000
Windstream Services LLC:
7.50%, 6/1/2022 (a)	2,150,000	1,902,750
7.75%, 10/15/2020 (a)	4,648,000	4,682,860
7.75%, 10/1/2021 (a)	6,204,000	5,839,825

		385,857,526

TEXTILES — 0.2%
INVISTA Finance LLC 4.25%, 10/15/2019 (b)	7,000,000	7,157,500
Springs Industries, Inc. 6.25%, 6/1/2021	2,447,000	2,524,998

		9,682,498

TRANSPORTATION — 1.1%
Florida East Coast Holdings Corp. 6.75%, 5/1/2019 (b)	7,435,000	7,623,849
Global Ship Lease, Inc. 10.00%, 4/1/2019 (b)	1,300,000	1,308,190
Hornbeck Offshore Services, Inc.:
5.00%, 3/1/2021 (a)	3,630,000	1,960,200
5.88%, 4/1/2020 (a)	3,279,000	1,869,030
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (b)	6,637,000	5,641,450
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.:
7.38%, 1/15/2022 (b)	5,603,000	4,342,325
8.13%, 2/15/2019	3,330,000	3,005,325
Teekay Corp. 8.50%, 1/15/2020 (a)	6,174,000	5,653,069
XPO Logistics, Inc. 6.50%, 6/15/2022 (b)	13,105,000	13,760,250

		45,163,688

TOTAL CORPORATE BONDS & NOTES (Cost $3,915,983,398)		3,894,274,366

See accompanying notes to financial statements.

340

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Shares	Value
SENIOR FLOATING RATE LOANS — 0.0% (e)
SPECIALTY RETAIL — 0.0% (e)
Claire’s Stores, Inc.:
Senior Secured CLSIP Term Loan, Retail Store, 4.50%, 9/20/2021 (i)	966,266	$686,049
Senior Secured Gibraltar Term Loan, Retail Store, 4.50%, 9/20/2021 (i)	445,992	354,564
Senior Secured Term Loan, Retail Store, 4.50%, 9/20/2021 (i)	297,342	151,644

		1,192,257

TOTAL SENIOR FLOATING RATE LOANS (Cost $1,272,959)		1,192,257

COMMON STOCKS — 0.1%
BUILDING PRODUCTS — 0.1%
Modular Space Corp. (c) (j)	151,179	2,003,117

CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa SA Class A (j)	1,017,249	35,967
Abengoa SA Class B (c) (j)	10,518,618	131,967

		167,934

ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Key Energy Services, Inc. (a) (j)	45,928	883,655

OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Amplify Energy Corp. (j)	57,652	576,520
Titan Energy LLC (j)	22,998	178,234
W&T Offshore, Inc. (a) (j)	100,000	196,000

		950,754

TRANSPORTATION — 0.0% (e)
Erickson, Inc. (c)	3,081	56,313
Erickson, Inc. (c)	4,342	149,200

		205,513

TOTAL COMMON STOCKS (Cost $16,624,392)		4,210,973

WARRANTS — 0.0% (e)
ADVERTISING — 0.0% (e)
Affinion Group, Inc. (expiring 11/20/22) (a) (i) (j)	11,802	—

OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Comstock Resources, Inc. (expiring 9/2/18) (c) (j)	14,438	101,932

TOTAL WARRANTS (Cost $—)		101,932

U.S. TREASURY — 0.3%
U.S. Treasury Bill 8.00%, 10/12/2017 (Cost $12,471,568)	12,500,000	12,463,970

SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (k) (l)	88,095,378	88,095,378
State Street Navigator Securities Lending Government Money Market Portfolio (k) (m)	259,642,925	259,642,925

TOTAL SHORT-TERM INVESTMENTS (Cost $347,738,303)		347,738,303

TOTAL INVESTMENTS — 105.9% (Cost $4,294,090,620)		4,259,981,801
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(237,382,506)

NET ASSETS — 100.0%		$4,022,599,295

(a)	All or a portion of the shares of the security are on loan at June 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.2% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $5,222,859 representing 0.1% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(g)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(h)	When-issued security.
(i)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2017, total aggregate fair value of the security is $1,192,257, representing less than 0.05% of the Fund’s net assets.
(j)	Non-income producing security.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at June 30, 2017.
(m)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

341

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$9,639,334	$—	$9,639,334
Aerospace & Defense	—	24,849,730	—	24,849,730
Agriculture	—	5,730,493	—	5,730,493
Airlines	—	31,526,070	—	31,526,070
Apparel	—	4,585,559	—	4,585,559
Auto Manufacturers	—	39,702,665	—	39,702,665
Auto Parts & Equipment	—	27,581,831	—	27,581,831
Banks	—	31,096,229	—	31,096,229
Beverages	—	7,323,243	—	7,323,243
Biotechnology	—	5,496,860	—	5,496,860
Chemicals	—	107,601,004	—	107,601,004
Coal	—	21,750,239	—	21,750,239
Commercial Services	—	100,209,050	—	100,209,050
Construction Materials	—	16,537,255	—	16,537,255
Distribution & Wholesale	—	15,460,867	—	15,460,867
Diversified Financial Services	—	376,571,852	—	376,571,852
Electric	—	71,249,618	—	71,249,618
Electrical Components & Equipment	—	5,045,487	—	5,045,487
Electronics	—	1,872,325	—	1,872,325
Engineering & Construction	—	4,186,186	—	4,186,186
Entertainment	—	73,906,681	—	73,906,681
Environmental Control	—	25,893,428	—	25,893,428
Food	—	49,741,622	—	49,741,622
Forest Products & Paper	—	3,749,411	—	3,749,411
Gas	—	7,248,937	—	7,248,937
Hand & Machine Tools	—	4,047,050	—	4,047,050
Health Care Products	—	50,349,982	—	50,349,982
Health Care Services	—	292,630,933	—	292,630,933
Holding Companies-Divers	—	31,331,948	—	31,331,948
Home Builders	—	93,559,943	—	93,559,943
Household Products	—	24,214,982	—	24,214,982
Household Products & Wares	—	2,105,320	—	2,105,320
Insurance	—	41,682,082	—	41,682,082
Internet	—	24,965,499	—	24,965,499
Investment Company Security	—	1,082,676	—	1,082,676
Iron/Steel	—	78,969,845	—	78,969,845
IT Services	—	90,156,303	—	90,156,303
Leisure Time	—	13,322,348	—	13,322,348
Lodging	—	92,265,213	—	92,265,213
Machinery-Diversified	—	43,356,677	—	43,356,677
Media	—	300,409,733	—	300,409,733
Mining	—	176,123,915	—	176,123,915
Miscellaneous Manufacturer	—	35,872,014	—	35,872,014
Oil & Gas	—	307,020,823	—	307,020,823
Oil & Gas Services	—	62,341,725	—	62,341,725
Packaging & Containers	—	80,001,429	—	80,001,429
Pharmaceuticals	—	110,321,892	—	110,321,892
Pipelines	—	110,408,352	—	110,408,352
Real Estate	—	11,970,936	—	11,970,936
Real Estate Investment Trusts	—	55,486,493	—	55,486,493

See accompanying notes to financial statements.

342

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Retail	$—	$140,569,776	$—		$140,569,776
Semiconductors	—	36,220,432	—		36,220,432
Shipbuilding	—	4,943,151	—		4,943,151
Software	—	55,944,544	—		55,944,544
Storage & Warehousing	—	13,338,662	—		13,338,662
Telecommunications	—	385,857,526	—		385,857,526
Textiles	—	9,682,498	—		9,682,498
Transportation	—	45,163,688	—		45,163,688
Senior Floating Rate Loans
Specialty Retail	—	—	1,192,257		1,192,257
Common Stocks
Building Products	—	2,003,117	—		2,003,117
Construction & Engineering	35,967	131,967	—		167,934
Energy Equipment & Services	883,655	—	—		883,655
Oil, Gas & Consumable Fuels	950,754	—	—		950,754
Transportation	—	205,513	—		205,513
Warrants
Advertising	—	—	0	(a)	—
Oil, Gas & Consumable Fuels	—	101,932	—		101,932
U.S. Treasury	—	12,463,970	—		12,463,970
Short-Term Investments	347,738,303	—	—		347,738,303

TOTAL INVESTMENTS	$349,608,679	$3,909,180,865	$1,192,257		$4,259,981,801

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2017.

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	81,908,152	$81,908,152	265,103,620	347,011,772	—	$—	$96,057	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	251,316,152	163,220,774	88,095,378	88,095,378	94,313	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	794,693,105	794,693,105	—	—	233,166	—
State Street Navigator Securities Lending Government Money Market Portfolio*	213,910,305	213,910,305	727,694,695	681,962,075	259,642,925	259,642,925	1,738,096	—

TOTAL		$295,818,457				$347,738,303	$2,161,632	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

343

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 83.2%
AEROSPACE & DEFENSE — 0.1%
United Technologies Corp.
3 Month USD LIBOR + 0.35%, 1.52%, 11/1/2019 (a)	$1,700,000	$1,711,220

AGRICULTURE — 0.4%
BAT International Finance PLC
3 Month USD LIBOR + 0.51%, 1.76%, 6/15/2018 (a) (b)	2,832,000	2,838,004
Philip Morris International, Inc.
3 Month USD LIBOR + 0.42%, 1.59%, 2/21/2020 (a)	1,565,000	1,571,479

		4,409,483

AUTO MANUFACTURERS — 6.5%
American Honda Finance Corp.:
Series MTN, 3 Month USD LIBOR + 0.17%, 1.33%, 7/14/2017 (a)	1,319,000	1,319,053
Series MTN, 3 Month USD LIBOR + 0.28%, 1.46%, 11/19/2018 (a)	1,269,000	1,272,414
Series MTN, 3 Month USD LIBOR + 0.34%, 1.52%, 2/14/2020 (a)	2,142,000	2,150,354
Series MTN, 3 Month USD LIBOR + 0.31%, 1.54%, 12/11/2017 (a)	1,640,000	1,641,984
Series MTN, 3 Month USD LIBOR + 0.46%, 1.62%, 7/13/2018 (a)	1,778,000	1,784,134
Series MTN, 3 Month USD LIBOR + 0.45%, 1.72%, 9/20/2017 (a)	2,215,000	2,217,082
Series MTN, 3 Month USD LIBOR + 0.83%, 2.00%, 2/22/2019 (a)	1,020,000	1,029,833
Daimler Finance North America LLC:
3 month USD LIBOR + 0.25%, 1.42%, 11/5/2018 (a)	2,400,000	2,400,216
3 Month USD LIBOR + 0.34%, 1.51%, 8/1/2017 (a) (b)	1,350,000	1,350,148
3 Month USD LIBOR + 0.42%, 1.63%, 3/2/2018 (a) (b)	850,000	851,190
3 month USD LIBOR + 0.53%, 1.70%, 5/5/2020 (a) (b)	2,400,000	2,404,440
3 Month USD LIBOR + 0.62%, 1.79%, 10/30/2019 (a) (b)	1,500,000	1,506,660
3 Month USD LIBOR + 0.71%, 1.88%, 8/3/2017 (a) (b)	2,100,000	2,100,903
3 Month USD LIBOR + 0.63%, 1.93%, 1/6/2020 (a) (b)	1,000,000	1,004,780
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.52%, 1.74%, 9/8/2017 (a)	2,325,000	2,325,674
3 Month USD LIBOR + 0.83%, 2.01%, 8/12/2019 (a)	1,250,000	1,253,362
3 month USD LIBOR + 0.79%, 2.02%, 6/12/2020 (a)	1,700,000	1,700,017
3 Month USD LIBOR + 0.94%, 2.10%, 1/9/2018 (a)	2,050,000	2,055,576
3 Month USD LIBOR + 0.93%, 2.10%, 11/4/2019 (a)	800,000	804,048
3 Month USD LIBOR + 0.90%, 2.15%, 6/15/2018 (a)	1,955,000	1,963,485
3 Month USD LIBOR + 1.00%, 2.16%, 1/9/2020 (a)	3,190,000	3,212,745
3 Month USD LIBOR + 1.27%, 2.57%, 3/28/2022 (a)	1,700,000	1,708,109
Series 1, 3 Month USD LIBOR + 0.83%, 2.06%, 3/12/2019 (a)	2,410,000	2,416,555
Series MTN, 3 Month USD LIBOR + 1.58%, 2.74%, 1/8/2019 (a)	2,500,000	2,533,625
General Motors Financial Co., Inc.:
3 month USD LIBOR + 0.93%, 2.09%, 4/13/2020 (a)	4,607,000	4,629,206
3 Month USD LIBOR + 1.36%, 2.52%, 4/10/2018 (a)	1,502,000	1,512,154
3 month USD LIBOR + 1.31%, 2.61%, 6/30/2022 (a)	1,700,000	1,708,330
3 Month USD LIBOR + 1.45%, 2.63%, 5/9/2019 (a)	1,665,000	1,687,313
3 Month USD LIBOR + 1.55%, 2.71%, 1/14/2022 (a) (c)	2,100,000	2,140,131
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.52%, 1.76%, 9/13/2019 (a) (b)	2,712,000	2,716,502
3 Month USD LIBOR + 0.89%, 2.05%, 1/13/2022 (a) (b)	700,000	705,915
3 Month USD LIBOR + 0.80%, 2.10%, 4/6/2018 (a) (b)	800,000	802,808
3 Month USD LIBOR + 1.01%, 2.23%, 3/8/2019 (a) (b)	400,000	403,848
Toyota Motor Credit Corp.:
3 month USD LIBOR + 0.26%, 1.42%, 4/17/2020 (a)	3,400,000	3,408,874
Series 2547, 3 Month USD LIBOR + 0.32%, 1.48%, 1/12/2018 (a)	1,250,000	1,251,725
Series GMTN, 3 Month USD LIBOR + 0.46%, 1.62%, 7/13/2018 (a)	1,091,000	1,095,113
Series MTN, 3 month USD LIBOR + 0.23%, 1.41%, 8/15/2018 (a)	750,000	750,727
Series MTN, 3 Month USD LIBOR + 0.26%, 1.42%, 1/9/2019 (a)	1,900,000	1,904,845
Series MTN, 3 Month USD LIBOR + 0.44%, 1.60%, 10/18/2019 (a)	2,000,000	2,013,980
Series MTN, 3 Month USD LIBOR + 0.37%, 1.60%, 3/12/2020 (a)	1,228,000	1,232,851
Series MTN, 3 Month USD LIBOR + 0.38%, 1.68%, 4/6/2018 (a)	2,050,000	2,054,961

See accompanying notes to financial statements.

344

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.69%, 1.85%, 1/11/2022 (a)	$1,500,000	$1,519,860
Series MTN, 3 Month USD LIBOR + 0.82%, 2.00%, 2/19/2019 (a)	1,832,000	1,852,976
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.44%, 1.61%, 11/20/2017 (a) (b)	2,590,000	2,591,476
3 Month USD LIBOR + 0.47%, 1.64%, 5/22/2018 (a) (b)	600,000	599,934

		79,589,916

BANKS — 50.4%
ABN AMRO Bank NV
3 Month USD LIBOR + 0.64%, 1.80%, 1/18/2019 (a) (b)	5,450,000	5,472,890
ANZ New Zealand Int’l, Ltd.
3 Month USD LIBOR + 1.00%, 2.17%, 1/25/2022 (a) (b)	1,000,000	1,009,890
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.44%, 1.60%, 1/16/2018 (a) (b)	2,000,000	2,003,560
3 month USD LIBOR + 0.50%, 1.68%, 8/19/2020 (a) (b)	1,700,000	1,702,295
3 Month USD LIBOR + 0.56%, 1.74%, 5/15/2018 (a) (c)	3,140,000	3,152,654
3 month USD LIBOR + 0.71%, 1.89%, 5/19/2022 (a) (b)	2,000,000	2,000,640
3 Month USD LIBOR + 0.75%, 1.93%, 11/16/2018 (a) (b)	2,250,000	2,266,785
3 Month USD LIBOR + 0.66%, 1.95%, 9/23/2019 (a) (b)	3,300,000	3,321,648
3 Month USD LIBOR + 0.87%, 2.06%, 11/23/2021 (a) (b)	1,300,000	1,311,752
3 Month USD LIBOR + 0.99%, 2.19%, 6/1/2021 (a) (b)	1,600,000	1,621,552
Banco Santander SA
3 month USD LIBOR + 1.56%, 2.72%, 4/11/2022 (a)	2,300,000	2,369,874
Bank Nederlandse Gemeenten NV
3 Month USD LIBOR + 0.07%, 1.23%, 7/14/2017 (a) (b)	5,400,000	5,400,108
Bank of America Corp.:
3 Month USD LIBOR + 1.04%, 2.20%, 1/15/2019 (a)	3,827,000	3,871,699
Series GMTN, 3 Month USD LIBOR + 1.42%, 2.58%, 4/19/2021 (a)	2,000,000	2,058,760
Series MTN, 3 Month USD LIBOR + 0.61%, 1.80%, 8/25/2017 (a)	1,769,000	1,769,920
Series MTN, 3 Month USD LIBOR + 0.87%, 2.17%, 4/1/2019 (a)	2,153,000	2,173,195
Series MTN, 3 Month USD LIBOR + 1.07%, 2.36%, 3/22/2018 (a)	4,069,000	4,093,617
Bank of America NA
Series BKNT, 3 Month USD LIBOR + 0.76%, 1.98%, 12/7/2018 (a)	500,000	503,815
Bank of Montreal:
Series BKNT, 3 Month USD LIBOR + 0.25%, 1.41%, 7/14/2017 (a)	1,555,000	1,555,062
Series MTN, 3 month USD LIBOR + 0.44%, 1.69%, 6/15/2020 (a)	2,000,000	1,999,480
Series MTN, 3 Month USD LIBOR + 0.60%, 1.76%, 4/9/2018 (a)	1,450,000	1,455,191
Series MTN, 3 Month USD LIBOR + 0.61%, 1.78%, 7/31/2018 (a)	1,126,000	1,131,191
Series MTN, 3 Month USD LIBOR + 0.65%, 1.81%, 7/18/2019 (a)	1,370,000	1,380,481
Series MTN, 3 Month USD LIBOR + 0.79%, 1.99%, 8/27/2021 (a)	1,679,000	1,697,855
Bank of New York Mellon Corp.:
3 Month USD LIBOR + 0.38%, 1.55%, 5/22/2018 (a)	1,075,000	1,077,688
Series 1, 3 Month USD LIBOR + 0.44%, 1.66%, 3/6/2018 (a)	371,000	371,979
Series MTN, 3 Month USD LIBOR + 0.48%, 1.71%, 9/11/2019 (a)	1,040,000	1,046,968
Series MTN, 3 Month USD LIBOR + 0.56%, 1.73%, 8/1/2018 (a)	2,601,000	2,615,279
Series MTN, 3 Month USD LIBOR + 0.87%, 2.05%, 8/17/2020 (a)	1,500,000	1,526,790
Bank of Nova Scotia:
3 Month USD LIBOR + 0.47%, 1.70%, 6/11/2018 (a)	1,800,000	1,805,022
3 Month USD LIBOR + 0.62%, 1.84%, 12/5/2019 (a)	1,787,000	1,799,223
3 Month USD LIBOR + 0.64%, 1.86%, 3/7/2022 (a)	3,200,000	3,203,808
3 Month USD LIBOR + 0.83%, 1.99%, 1/15/2019 (a) (c)	1,604,000	1,615,084
Bank of Tokyo-Mitsubishi UFJ, Ltd.:
3 Month USD LIBOR + 0.31%, 1.53%, 9/8/2017 (a) (b)	700,000	700,147
3 Month USD LIBOR + 0.55%, 1.77%, 3/5/2018 (a) (b)	2,800,000	2,806,804
3 Month USD LIBOR + 1.02%, 2.26%, 9/14/2018 (a) (b)	1,333,000	1,342,411
Barclays PLC 3 Month USD LIBOR + 2.11%, 3.30%, 8/10/2021 (a)	4,237,000	4,441,181

See accompanying notes to financial statements.

345

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
BB&T Corp.:
Series MTN, 3 Month USD LIBOR + 0.57%, 1.82%, 6/15/2020 (a)	$2,010,000	$2,020,050
Series MTN, 3 Month USD LIBOR + 0.66%, 1.83%, 2/1/2019 (a)	1,500,000	1,509,510
Series MTN, 3 Month USD LIBOR + 0.65%, 1.95%, 4/1/2022 (a)	2,000,000	2,012,320
Series MTN, 3 Month USD LIBOR + 0.86%, 2.11%, 6/15/2018 (a)	2,355,000	2,367,081
BPCE SA
3 month USD LIBOR + 1.22%, 2.39%, 5/22/2022 (a) (b)	1,500,000	1,513,980
Branch Banking & Trust Co.
3 Month USD LIBOR + 0.45%, 1.61%, 1/15/2020 (a)	2,480,000	2,485,679
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.52%, 1.74%, 9/6/2019 (a)	2,800,000	2,811,144
3 month USD LIBOR + 0.72%, 1.97%, 6/16/2022 (a)	2,700,000	2,701,512
Capital One Financial Corp.:
3 month USD LIBOR + 0.76%, 1.94%, 5/12/2020 (a)	2,100,000	2,106,258
3 Month USD LIBOR + 0.95%, 2.17%, 3/9/2022 (a)	1,549,000	1,547,157
Capital One NA/Mclean:
3 Month USD LIBOR + 0.77%, 2.00%, 9/13/2019 (a)	1,900,000	1,908,018
Series BKNT, 3 Month USD LIBOR + 0.68%, 1.85%, 2/5/2018 (a)	2,775,000	2,780,994
Series BKNT, 3 Month USD LIBOR + 1.15%, 2.33%, 8/17/2018 (a)	1,210,000	1,219,293
Citibank NA:
3 month USD LIBOR + 0.23%, 1.41%, 11/9/2018 (a)	7,000,000	7,002,450
3 Month USD LIBOR + 0.34%, 1.61%, 3/20/2019 (a)	4,000,000	4,004,120
Series BKNT, 3 month USD LIBOR + 0.50%, 1.73%, 6/12/2020 (a)	2,500,000	2,506,700
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 1.86%, 4/27/2018 (a)	3,300,000	3,311,682
3 Month USD LIBOR + 0.70%, 1.89%, 11/24/2017 (a)	4,040,000	4,047,474
3 Month USD LIBOR + 0.79%, 1.95%, 1/10/2020 (a)	4,632,000	4,662,618
3 Month USD LIBOR + 0.88%, 2.05%, 7/30/2018 (a)	4,100,000	4,125,871
3 Month USD LIBOR + 0.86%, 2.08%, 12/7/2018 (a)	2,200,000	2,216,148
3 Month USD LIBOR + 0.96%, 2.12%, 4/25/2022 (a)	4,020,000	4,041,386
3 Month USD LIBOR + 0.93%, 2.15%, 6/7/2019 (a)	3,672,000	3,705,342
3 Month USD LIBOR + 1.04%, 2.21%, 7/30/2018 (a)	2,000,000	2,013,440
3 month USD LIBOR + 1.05%, 2.23%, 11/8/2017 (a)	2,000,000	2,005,720
3 Month USD LIBOR + 1.07%, 2.29%, 12/8/2021 (a)	2,000,000	2,023,520
3 Month USD LIBOR + 1.19%, 2.36%, 8/2/2021 (a)	3,300,000	3,350,358
3 Month USD LIBOR + 1.31%, 2.48%, 10/26/2020 (a)	1,000,000	1,020,690
3 Month USD LIBOR + 1.38%, 2.68%, 3/30/2021 (a)	3,500,000	3,578,155
3 Month USD LIBOR + 1.70%, 2.88%, 5/15/2018 (a)	2,250,000	2,277,743
Citizens Bank NA
3 Month USD LIBOR + 0.54%, 1.75%, 3/2/2020 (a)	1,800,000	1,801,944
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.27%, 1.49%, 9/8/2017 (a) (b)	1,801,000	1,801,756
3 Month USD LIBOR + 0.40%, 1.64%, 3/12/2018 (a) (b)	2,039,000	2,042,405
3 Month USD LIBOR + 0.45%, 1.69%, 3/10/2020 (a) (b)	2,750,000	2,751,952
3 Month USD LIBOR + 0.64%, 1.82%, 11/7/2019 (a) (b)	1,600,000	1,609,888
3 Month USD LIBOR + 0.70%, 1.94%, 3/10/2022 (a)	2,500,000	2,500,275
3 Month USD LIBOR + 0.79%, 1.96%, 11/2/2018 (a) (b)	2,645,000	2,664,758
3 Month USD LIBOR + 0.83%, 2.05%, 9/6/2021 (a) (b)	1,300,000	1,309,542
3 Month USD LIBOR + 1.06%, 2.31%, 3/15/2019 (a) (b)	1,300,000	1,316,419
Series REGS, 3 Month USD LIBOR + 0.64%, 1.82%, 11/7/2019 (a)	300,000	301,854
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.83%, 1.99%, 1/10/2022 (a)	2,165,000	2,186,780
Series BKNT, 3 Month USD LIBOR + 0.51%, 1.69%, 8/9/2019 (a)	1,600,000	1,608,720
Credit Agricole SA:
3 Month USD LIBOR + 0.80%, 1.96%, 4/15/2019 (a) (b)	1,100,000	1,107,546
3 Month USD LIBOR + 0.97%, 2.20%, 6/10/2020 (a) (b)	1,000,000	1,011,760
3 Month USD LIBOR + 1.18%, 2.48%, 7/1/2021 (a) (b)	750,000	765,848
3 Month USD LIBOR + 1.43%, 2.59%, 1/10/2022 (a) (b)	1,000,000	1,019,820
Credit Suisse AG
Series GMTN, 3 Month USD LIBOR + 0.69%, 1.86%, 1/29/2018 (a)	2,850,000	2,858,379

See accompanying notes to financial statements.

346

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Credit Suisse Group Funding Guernsey, Ltd.
3 Month USD LIBOR + 2.29%, 3.45%, 4/16/2021 (a)	$4,000,000	$4,202,760
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 1.72%, 3/2/2020 (a) (b)	2,300,000	2,304,853
3 Month USD LIBOR + 0.58%, 1.80%, 9/6/2019 (a) (b)	1,506,000	1,512,431
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.50%, 1.66%, 7/16/2019 (a) (b)	670,000	671,273
3 month USD LIBOR + 0.49%, 1.71%, 6/8/2020 (a) (b)	3,000,000	3,005,790
Deutsche Bank AG:
3 Month USD LIBOR + 0.68%, 1.86%, 2/13/2018 (a)	1,900,000	1,900,494
3 Month USD LIBOR + 1.31%, 2.48%, 8/20/2020 (a)	703,000	707,183
3 Month USD LIBOR + 1.45%, 2.61%, 1/18/2019 (a)	2,800,000	2,830,884
3 Month USD LIBOR + 1.91%, 3.10%, 5/10/2019 (a)	1,222,000	1,246,819
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.73%, 2.02%, 12/27/2020 (a)	3,800,000	3,806,194
3 Month USD LIBOR + 0.80%, 2.04%, 12/13/2019 (a)	2,500,000	2,517,125
3 Month USD LIBOR + 1.02%, 2.17%, 10/23/2019 (a)	3,500,000	3,544,520
3 Month USD LIBOR + 1.04%, 2.20%, 4/25/2019 (a)	1,735,000	1,753,686
3 Month USD LIBOR + 1.11%, 2.28%, 4/26/2022 (a)	6,775,000	6,825,948
3 Month USD LIBOR + 1.16%, 2.31%, 4/23/2020 (a)	4,500,000	4,574,250
3 Month USD LIBOR + 1.17%, 2.35%, 11/15/2021 (a)	4,750,000	4,793,082
3 Month USD LIBOR + 1.20%, 2.45%, 9/15/2020 (a)	2,350,000	2,389,409
3 Month USD LIBOR + 1.36%, 2.52%, 4/23/2021 (a)	3,000,000	3,061,200
Series 1, 3 Month USD LIBOR + 1.20%, 2.37%, 4/30/2018 (a)	5,716,000	5,759,213
Series FRN, 3 Month USD LIBOR + 1.77%, 2.96%, 2/25/2021 (a)	1,970,000	2,040,388
Series MTN, 3 Month USD LIBOR + 0.80%, 2.05%, 12/15/2017 (a)	3,887,000	3,896,134
Series MTN, 3 Month USD LIBOR + 1.10%, 2.28%, 11/15/2018 (a)	8,551,000	8,636,938
HSBC Bank PLC
3 Month USD LIBOR + 0.64%, 1.82%, 5/15/2018 (a) (b)	2,325,000	2,334,928
HSBC Holdings PLC:
3 Month USD LIBOR + 1.50%, 2.80%, 1/5/2022 (a)	3,360,000	3,459,456
3 Month USD LIBOR + 1.66%, 2.85%, 5/25/2021 (a)	3,564,000	3,686,316
3 Month USD LIBOR + 2.24%, 3.46%, 3/8/2021 (a)	4,350,000	4,578,810
HSBC USA, Inc.:
3 Month USD LIBOR + 0.34%, 1.52%, 11/13/2017 (a)	1,600,000	1,600,992
3 Month USD LIBOR + 0.61%, 1.79%, 11/13/2019 (a)	300,000	299,964
Huntington National Bank
3 Month USD LIBOR + 0.51%, 1.74%, 3/10/2020 (a)	1,600,000	1,603,536
Industrial & Commercial Bank of China, Ltd.
Series MTN, 3 Month USD LIBOR + 1.19%, 2.37%, 11/13/2017 (a) (c)	1,400,000	1,402,996
ING Bank NV:
3 Month USD LIBOR + 0.55%, 1.80%, 3/16/2018 (a) (b)	1,800,000	1,803,798
3 Month USD LIBOR + 0.78%, 1.96%, 8/17/2018 (a) (b)	1,250,000	1,257,275
3 Month USD LIBOR + 0.69%, 1.99%, 10/1/2019 (a) (b)	1,500,000	1,508,655
3 Month USD LIBOR + 1.13%, 2.42%, 3/22/2019 (a) (b)	1,700,000	1,722,491
ING Groep NV
3 Month USD LIBOR + 1.15%, 2.45%, 3/29/2022 (a)	3,314,000	3,366,527
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.55%, 1.77%, 3/9/2021 (a)	6,950,000	6,943,258
3 month USD LIBOR + 0.68%, 1.88%, 6/1/2021 (a)	3,500,000	3,502,275
3 Month USD LIBOR + 0.90%, 2.06%, 1/25/2018 (a)	9,466,000	9,506,704
3 Month USD LIBOR + 0.96%, 2.11%, 1/23/2020 (a)	4,061,000	4,127,519
3 Month USD LIBOR + 0.84%, 2.13%, 3/22/2019 (a)	1,700,000	1,715,941
3 Month USD LIBOR + 1.10%, 2.32%, 6/7/2021 (a)	2,600,000	2,639,936
3 Month USD LIBOR + 1.21%, 2.38%, 10/29/2020 (a)	3,750,000	3,828,562
3 Month USD LIBOR + 1.48%, 2.68%, 3/1/2021 (a)	3,500,000	3,605,980
Series 1, 3 Month USD LIBOR + 0.63%, 1.80%, 1/28/2019 (a)	2,700,000	2,715,174
Series MTN, 3 Month USD LIBOR + 0.55%, 1.71%, 4/25/2018 (a)	4,030,000	4,043,420
JPMorgan Chase Bank NA:
3 Month USD LIBOR + 0.45%, 1.73%, 9/21/2018 (a)	3,060,000	3,066,854
3 Month USD LIBOR + 0.59%, 1.88%, 9/23/2019 (a)	2,823,000	2,842,620
KEB Hana Bank
3 Month USD LIBOR + 0.73%, 2.02%, 4/5/2020 (a) (b)	1,400,000	1,400,042

See accompanying notes to financial statements.

347

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.63%, 1.80%, 10/27/2017 (a) (b)	$2,980,000	$2,984,917
3 Month USD LIBOR + 1.12%, 2.29%, 7/29/2020 (a) (b)	800,000	810,080
3 Month USD LIBOR + 1.18%, 2.34%, 1/15/2019 (a) (b)	1,470,000	1,484,612
Series REGS, 3 Month USD LIBOR + 1.12%, 2.29%, 7/29/2020 (a)	53,000	53,717
Manufacturers & Traders Trust Co.
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.46%, 7/25/2017 (a)	950,000	950,086
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.92%, 2.09%, 2/22/2022 (a)	2,526,000	2,544,238
3 Month USD LIBOR + 1.06%, 2.30%, 9/13/2021 (a)	3,200,000	3,240,160
3 Month USD LIBOR + 1.88%, 3.08%, 3/1/2021 (a)	1,850,000	1,926,239
Mizuho Bank, Ltd.:
3 Month USD LIBOR + 0.45%, 1.75%, 9/25/2017 (a) (b)	2,800,000	2,802,100
3 Month USD LIBOR + 0.64%, 1.94%, 3/26/2018 (a) (b)	1,370,000	1,373,685
3 Month USD LIBOR + 1.19%, 2.35%, 10/20/2018 (a) (b)	900,000	908,973
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.94%, 2.14%, 2/28/2022 (a)	1,600,000	1,606,848
3 Month USD LIBOR + 1.14%, 2.38%, 9/13/2021 (a)	3,406,000	3,453,446
3 Month USD LIBOR + 1.48%, 2.64%, 4/12/2021 (a) (b)	1,200,000	1,229,880
Morgan Stanley:
3 Month USD LIBOR + 0.85%, 2.00%, 1/24/2019 (a)	5,380,000	5,419,812
3 Month USD LIBOR + 0.74%, 2.04%, 1/5/2018 (a)	2,085,000	2,091,067
3 Month USD LIBOR + 0.98%, 2.23%, 6/16/2020 (a)	1,750,000	1,767,623
3 Month USD LIBOR + 1.14%, 2.31%, 1/27/2020 (a)	2,780,000	2,822,395
3 Month USD LIBOR + 1.18%, 2.34%, 1/20/2022 (a)	10,200,000	10,299,450
Series 3NC2, 3 Month USD LIBOR + 0.80%, 1.98%, 2/14/2020 (a)	11,100,000	11,143,290
Series GMTN, 3 Month USD LIBOR + 1.28%, 2.44%, 4/25/2018 (a)	5,890,000	5,941,361
Series GMTN, 3 Month USD LIBOR + 1.38%, 2.55%, 2/1/2019 (a)	1,850,000	1,878,712
Series GMTN, 3 Month USD LIBOR + 1.40%, 2.56%, 4/21/2021 (a)	2,700,000	2,764,341
Series MTN, 3 Month USD LIBOR + 0.74%, 1.89%, 7/23/2019 (a)	4,000,000	4,023,720
National Australia Bank, Ltd.:
3 month USD LIBOR + 0.51%, 1.68%, 5/22/2020 (a) (b)	1,700,000	1,702,516
3 Month USD LIBOR + 0.64%, 1.79%, 7/23/2018 (a) (b)	2,200,000	2,210,186
3 month USD LIBOR + 0.72%, 1.89%, 5/22/2022 (a) (b)	1,700,000	1,701,598
3 Month USD LIBOR + 0.78%, 1.94%, 1/14/2019 (a) (b)	1,200,000	1,209,264
3 Month USD LIBOR + 0.89%, 2.05%, 1/10/2022 (a) (b)	1,700,000	1,715,028
3 Month USD LIBOR + 1.00%, 2.16%, 7/12/2021 (a) (b)	2,060,000	2,088,284
Series REGS, 3 Month USD LIBOR + 1.00%, 2.16%, 7/12/2021 (a)	1,000,000	1,013,730
National Bank of Canada:
Series BKNT, 3 Month USD LIBOR + 0.84%, 2.08%, 12/14/2018 (a)	700,000	705,299
Series MTN, 3 Month USD LIBOR + 0.60%, 1.76%, 1/17/2020 (a)	1,000,000	1,003,380
Series MTN, 3 month USD LIBOR + 0.56%, 1.79%, 6/12/2020 (a)	2,200,000	2,205,962
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.12%, 1.28%, 10/13/2017 (a) (b)	1,400,000	1,400,392
3 Month USD LIBOR + 0.23%, 1.41%, 2/14/2018 (a) (b)	6,055,000	6,060,631
Nordea Bank AB:
3 month USD LIBOR + 0.47%, 1.67%, 5/29/2020 (a) (b)	3,100,000	3,106,262
3 Month USD LIBOR + 0.84%, 2.11%, 9/17/2018 (a) (b)	1,180,000	1,189,310
PNC Bank NA:
3 Month USD LIBOR + 0.40%, 1.62%, 12/7/2018 (a)	1,300,000	1,304,680
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.47%, 8/1/2017 (a)	1,010,000	1,009,768
Series BKNT, 3 month USD LIBOR + 0.36%, 1.54%, 5/19/2020 (a)	2,500,000	2,506,225
Series MTN, 3 Month USD LIBOR + 0.42%, 1.62%, 6/1/2018 (a)	2,000,000	2,006,580
PNC Financial Services Group Inc
3 Month USD LIBOR + 0.25%, 1.43%, 8/7/2018 (a)	1,205,000	1,206,301
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.26%, 1.42%, 10/13/2017 (a)	1,790,000	1,791,020

See accompanying notes to financial statements.

348

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.38%, 1.59%, 3/2/2020 (a)	$3,000,000	$2,999,970
Series GMTN, 3 Month USD LIBOR + 0.45%, 1.61%, 1/10/2019 (a)	2,131,000	2,137,904
Series GMTN, 3 Month USD LIBOR + 0.48%, 1.65%, 7/29/2019 (a)	873,000	876,221
Series GMTN, 3 Month USD LIBOR + 0.54%, 1.71%, 7/30/2018 (a)	1,000,000	1,003,720
Series GMTN, 3 Month USD LIBOR + 0.52%, 1.74%, 3/6/2020 (a) (c)	3,230,000	3,240,917
Series GMTN, 3 Month USD LIBOR + 0.53%, 1.78%, 3/15/2019 (a)	2,265,000	2,274,943
Series GMTN, 3 Month USD LIBOR + 0.71%, 1.87%, 4/15/2019 (a)	1,281,000	1,291,146
Series GMTN, 3 Month USD LIBOR + 0.73%, 1.90%, 2/1/2022 (a)	2,100,000	2,117,766
Santander UK PLC
3 Month USD LIBOR + 1.48%, 2.72%, 3/14/2019 (a)	845,000	860,354
Skandinaviska Enskilda Banken AB
3 Month USD LIBOR + 0.57%, 1.81%, 9/13/2019 (a) (b)	1,500,000	1,506,090
Societe Generale SA
3 Month USD LIBOR + 1.33%, 2.49%, 4/8/2021 (a) (b)	1,200,000	1,223,904
Standard Chartered PLC:
3 Month USD LIBOR + 0.34%, 1.56%, 9/8/2017 (a) (b)	2,080,000	2,079,896
3 Month USD LIBOR + 1.13%, 2.31%, 8/19/2019 (a) (b)	2,000,000	2,021,620
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.58%, 1.74%, 1/16/2018 (a)	4,200,000	4,209,534
3 Month USD LIBOR + 0.67%, 1.83%, 10/19/2018 (a)	1,250,000	1,253,875
Series 2FRN, 3 Month USD LIBOR + 0.54%, 1.70%, 1/11/2019 (a)	1,493,000	1,497,121
Series GMTN, 3 Month USD LIBOR + 0.32%, 1.48%, 7/11/2017 (a)	1,715,000	1,715,034
Series GMTN, 3 Month USD LIBOR + 0.74%, 1.89%, 7/23/2018 (a)	1,700,000	1,707,684
Series MTN, 3 Month USD LIBOR + 0.94%, 2.10%, 1/18/2019 (a)	1,200,000	1,208,724
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 1.11%, 2.27%, 7/14/2021 (a)	3,300,000	3,349,269
3 Month USD LIBOR + 1.14%, 2.30%, 10/19/2021 (a)	2,050,000	2,082,411
3 Month USD LIBOR + 1.68%, 2.90%, 3/9/2021 (a)	1,800,000	1,860,390
Sumitomo Mitsui Trust Bank, Ltd.:
3 Month USD LIBOR + 0.51%, 1.73%, 3/6/2019 (a) (b)	1,600,000	1,601,392
3 Month USD LIBOR + 0.91%, 2.07%, 10/18/2019 (a) (b)	1,000,000	1,008,820
SunTrust Bank 3 Month USD LIBOR + 0.53%, 1.70%, 1/31/2020 (a)	800,000	804,368
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.49%, 1.76%, 6/17/2019 (a)	2,530,000	2,537,995
Series BKNT, 3 Month USD LIBOR + 0.49%, 1.71%, 9/6/2019 (a)	1,631,000	1,636,268
Swedbank AB
3 Month USD LIBOR + 0.70%, 1.94%, 3/14/2022 (a) (b) (c)	2,300,000	2,307,682
Toronto-Dominion Bank:
Series BKNT, 3 Month USD LIBOR + 0.44%, 1.74%, 7/2/2019 (a)	1,950,000	1,955,441
Series GMTN, 3 Month USD LIBOR + 0.54%, 1.69%, 7/23/2018 (a)	2,700,000	2,710,476
Series MTN, 3 Month USD LIBOR + 0.42%, 1.58%, 1/18/2019 (a)	3,329,000	3,339,320
Series MTN, 3 Month USD LIBOR + 0.55%, 1.72%, 4/30/2018 (a)	2,735,000	2,743,861
Series MTN, 3 Month USD LIBOR + 0.56%, 1.73%, 11/5/2019 (a)	1,000,000	1,005,900
Series MTN, 3 Month USD LIBOR + 0.84%, 1.99%, 1/22/2019 (a)	1,695,000	1,710,764
Series MTN, 3 Month USD LIBOR + 1.00%, 2.15%, 4/7/2021 (a)	2,526,000	2,578,667
UBS AG:
3 month USD LIBOR + 0.58%, 1.80%, 6/8/2020 (a) (b)	6,700,000	6,712,328
Series BKNT, 3 Month USD LIBOR + 0.64%, 1.82%, 8/14/2019 (a)	1,250,000	1,256,188
Series GMTN, 3 Month USD LIBOR + 0.70%, 2.00%, 3/26/2018 (a)	3,808,000	3,824,108
UBS Group Funding Switzerland AG:
3 Month USD LIBOR + 1.53%, 2.70%, 2/1/2022 (a) (b)	2,900,000	2,983,636
3 Month USD LIBOR + 1.44%, 2.74%, 9/24/2020 (a) (b)	750,000	765,623
3 Month USD LIBOR + 1.78%, 2.94%, 4/14/2021 (a) (b)	3,000,000	3,104,400

See accompanying notes to financial statements.

349

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
US Bancorp
Series MTN, 3 Month USD LIBOR + 0.49%, 1.67%, 11/15/2018 (a)	$1,875,000	$1,884,731
US Bank NA:
3 Month USD LIBOR + 0.32%, 1.47%, 1/24/2020 (a)	2,200,000	2,208,558
Series BKNT, 3 month USD LIBOR + 0.15%, 1.35%, 5/24/2019 (a)	3,800,000	3,801,672
Series BKNT, 3 Month USD LIBOR + 0.20%, 1.43%, 9/11/2017 (a)	1,450,000	1,450,232
Series BKNT, 3 Month USD LIBOR + 0.48%, 1.65%, 10/28/2019 (a)	1,500,000	1,511,295
Series MTN, 3 Month USD LIBOR + 0.45%, 1.64%, 8/23/2017 (a)	2,190,000	2,190,723
Series MTN, 3 Month USD LIBOR + 0.58%, 1.75%, 1/29/2018 (a)	1,450,000	1,454,031
Wells Fargo & Co.:
3 Month USD LIBOR + 0.46%, 1.61%, 4/22/2019 (a)	1,800,000	1,807,920
3 Month USD LIBOR + 0.40%, 1.64%, 9/14/2018 (a)	1,910,000	1,913,591
3 Month USD LIBOR + 0.63%, 1.78%, 4/23/2018 (a)	4,170,000	4,188,306
3 Month USD LIBOR + 0.93%, 2.11%, 2/11/2022 (a)	6,306,000	6,355,439
3 Month USD LIBOR + 1.03%, 2.19%, 7/26/2021 (a)	4,700,000	4,770,124
3 Month USD LIBOR + 1.34%, 2.56%, 3/4/2021 (a)	5,050,000	5,196,147
Series MTN, 3 Month USD LIBOR + 0.26%, 1.48%, 9/8/2017 (a)	1,853,000	1,853,334
Series MTN, 3 Month USD LIBOR + 0.88%, 2.03%, 7/22/2020 (a)	1,900,000	1,924,434
Series MTN, 3 Month USD LIBOR + 1.01%, 2.23%, 12/7/2020 (a) (c)	1,500,000	1,524,870
Series N, 3 Month USD LIBOR + 0.68%, 1.85%, 1/30/2020 (a)	2,200,000	2,214,542
Wells FargoBankNA:
Series BKNT, 3 Month USD LIBOR + 0.55%, 1.77%, 9/7/2017 (a)	1,000,000	1,000,850
Series BKNT, 3 Month USD LIBOR + 0.60%, 1.79%, 5/24/2019 (a)	2,200,000	2,213,354
Series BKNT, 3 Month USD LIBOR + 0.74%, 1.89%, 1/22/2018 (a)	6,750,000	6,773,220
Series MTN, 3 Month USD LIBOR + 0.50%, 1.70%, 11/28/2018 (a)	1,600,000	1,606,576
Series MTN, 3 Month USD LIBOR + 0.65%, 1.87%, 12/6/2019 (a)	2,600,000	2,622,256
Westpac Banking Corp.:
3 Month USD LIBOR + 0.37%, 1.57%, 12/1/2017 (a)	2,299,000	2,301,667
3 Month USD LIBOR + 0.43%, 1.62%, 5/25/2018 (a)	2,325,000	2,330,603
3 Month USD LIBOR + 0.43%, 1.65%, 3/6/2020 (a)	2,450,000	2,451,347
3 Month USD LIBOR + 0.56%, 1.74%, 8/19/2019 (a)	2,000,000	2,009,060
3 Month USD LIBOR + 0.74%, 1.91%, 7/30/2018 (a)	2,162,000	2,175,253
3 Month USD LIBOR + 0.74%, 1.93%, 11/23/2018 (a)	2,635,000	2,655,342
3 month USD LIBOR + 0.71%, 2.01%, 6/28/2022 (a) (c)	1,700,000	1,700,799
3 Month USD LIBOR + 0.85%, 2.01%, 1/11/2022 (a)	2,800,000	2,821,616
3 Month USD LIBOR + 0.85%, 2.03%, 8/19/2021 (a)	1,608,000	1,622,102

		620,053,852

BEVERAGES — 1.0%
Anheuser-Busch InBev Finance, Inc.
3 Month USD LIBOR + 1.26%, 2.43%, 2/1/2021 (a)	3,030,000	3,134,686
Anheuser-Busch InBev Worldwide, Inc.
3 Month USD LIBOR + 0.69%, 1.86%, 8/1/2018 (a)	1,000,000	1,006,020
PepsiCo, Inc.:
3 month USD LIBOR + 0.04%, 1.21%, 5/2/2019 (a)	1,300,000	1,299,519
3 Month USD LIBOR + 0.35%, 1.51%, 10/13/2017 (a)	2,307,000	2,308,938
3 month USD LIBOR + 0.37%, 1.54%, 5/2/2022 (a)	1,300,000	1,307,150
3 Month USD LIBOR + 0.59%, 1.76%, 2/22/2019 (a)	3,400,000	3,423,018

		12,479,331

BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
3 month USD LIBOR + 0.32%, 1.50%, 5/10/2019 (a)	1,700,000	1,704,658
3 month USD LIBOR + 0.45%, 1.63%, 5/11/2020 (a)	1,700,000	1,706,477

		3,411,135

CHEMICALS — 0.3%
EI du Pont de Nemours & Co.
3 month USD LIBOR + 0.53%, 1.70%, 5/1/2020 (a)	3,434,000	3,451,582

COMMERCIAL SERVICES — 0.1%
Moody’s Corp.
3 Month USD LIBOR + 0.35%, 1.57%, 9/4/2018 (a)	1,550,000	1,553,549

See accompanying notes to financial statements.

350

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.
3 month USD LIBOR + 0.65%, 1.82%, 5/22/2020 (a)	$1,700,000	$1,704,675

DIVERSIFIED FINANCIAL SERVICES — 2.1%
American Express Co.
3 Month USD LIBOR + 0.59%, 1.76%, 5/22/2018 (a)	2,650,000	2,660,176
American Express Credit Corp.:
3 Month USD LIBOR + 0.55%, 1.82%, 3/18/2019 (a)	3,579,000	3,599,186
Series 0000, 3 Month USD LIBOR + 0.30%, 1.59%, 9/22/2017 (a)	1,288,000	1,288,283
Series F, 3 Month USD LIBOR + 1.05%, 2.29%, 9/14/2020 (a)	1,100,000	1,119,250
Series GMTN, 3 Month USD LIBOR + 0.49%, 1.67%, 8/15/2019 (a)	1,940,000	1,949,778
Series MTN, 3 month USD LIBOR + 0.33%, 1.50%, 5/3/2019 (a)	2,900,000	2,907,598
Series MTN, 3 Month USD LIBOR + 0.43%, 1.65%, 3/3/2020 (a)	1,900,000	1,902,945
Series MTN, 3 Month USD LIBOR + 0.61%, 1.78%, 7/31/2018 (a)	1,304,000	1,309,464
Series MTN, 3 Month USD LIBOR + 0.70%, 1.92%, 3/3/2022 (a)	1,600,000	1,609,984
Series MTN, 3 Month USD LIBOR + 0.73%, 1.93%, 5/26/2020 (a)	1,700,000	1,714,824
General Electric Co.:
Series GMTN, 3 Month USD LIBOR + 0.51%, 1.67%, 1/14/2019 (a)	600,000	603,837
Series GMTN, 3 Month USD LIBOR + 0.62%, 1.78%, 1/9/2020 (a)	470,000	475,302
Series MTN, 3 Month USD LIBOR + 0.27%, 1.45%, 8/7/2018 (a)	1,007,000	1,008,581
Protective Life Global Funding
3 Month USD LIBOR + 0.55%, 1.77%, 6/8/2018 (a) (b)	175,000	175,556
Synchrony Financial
3 Month USD LIBOR + 1.40%, 2.58%, 11/9/2017 (a)	2,490,000	2,498,366
USAA Capital Corp.
3 Month USD LIBOR + 0.23%, 1.40%, 2/1/2019 (a) (b)	1,000,000	1,000,840

		25,823,970

ELECTRIC — 0.1%
Dominion Energy, Inc. 3 month USD LIBOR + 0.55%, 1.77%, 6/1/2019 (a) (b)	1,700,000	1,705,865

FOOD — 0.5%
Mondelez International Holdings Netherlands B.V.
3 Month USD LIBOR + 0.61%, 1.78%, 10/28/2019 (a) (b)	2,300,000	2,310,534
Mondelez International, Inc.
3 Month USD LIBOR + 0.52%, 1.69%, 2/1/2019 (a)	700,000	701,855
Tyson Foods, Inc.:
3 month USD LIBOR + 0.45%, 1.65%, 5/30/2019 (a)	1,300,000	1,302,392
3 month USD LIBOR + 0.55%, 1.76%, 6/2/2020 (a)	1,300,000	1,304,914

		5,619,695

HEALTH CARE PRODUCTS — 0.4%
Becton Dickinson and Co.
3 month USD LIBOR + 1.03%, 2.25%, 6/6/2022 (a)	2,200,000	2,203,190
Medtronic, Inc.
3 Month USD LIBOR + 0.80%, 2.05%, 3/15/2020 (a)	2,200,000	2,236,256

		4,439,446

HEALTH CARE SERVICES — 0.2%
Roche Holdings, Inc.:
3 Month USD LIBOR + 0.09%, 1.39%, 9/29/2017 (a) (b)	1,438,000	1,438,216
3 Month USD LIBOR + 0.34%, 1.64%, 9/30/2019 (a) (b)	900,000	902,979

		2,341,195

HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co.
3 Month USD LIBOR + 0.27%, 1.44%, 11/1/2019 (a)	1,276,000	1,280,249

HOUSEHOLD PRODUCTS & WARES — 0.1%
Reckitt Benckiser Treasury Services PLC
3 month USD LIBOR + 0.56%, 1.86%, 6/24/2022 (a) (b)	1,700,000	1,702,465

INSURANCE — 2.3%
Athene Global Funding
3 month USD LIBOR + 1.23%, 2.53%, 7/1/2022 (a) (b) (d)	1,700,000	1,706,698
Berkshire Hathaway Finance Corp.:
3 Month USD LIBOR + 0.13%, 1.31%, 8/14/2017 (a)	1,025,000	1,025,072
3 Month USD LIBOR + 0.25%, 1.41%, 1/11/2019 (a)	3,250,000	3,258,158
3 Month USD LIBOR + 0.30%, 1.46%, 1/12/2018 (a)	2,069,000	2,070,655
3 Month USD LIBOR + 0.32%, 1.48%, 1/10/2020 (a)	1,048,000	1,053,450
3 Month USD LIBOR + 0.55%, 1.77%, 3/7/2018 (a)	3,888,000	3,902,036
3 Month USD LIBOR + 0.69%, 1.94%, 3/15/2019 (a)	2,314,000	2,336,885

See accompanying notes to financial statements.

351

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Jackson National Life Global Funding:
3 month USD LIBOR + 0.25%, 1.54%, 12/27/2018 (a) (b)	$1,700,000	$1,700,374
3 month USD LIBOR + 0.73%, 2.02%, 6/27/2022 (a) (b)	1,700,000	1,705,967
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.34%, 1.58%, 9/14/2018 (a) (b)	600,000	601,716
3 month USD LIBOR + 0.40%, 1.64%, 6/12/2020 (a) (b)	1,200,000	1,200,048
3 Month USD LIBOR + 0.43%, 1.70%, 12/19/2018 (a) (b)	2,200,000	2,207,898
New York Life Global Funding:
3 month USD LIBOR + 0.27%, 1.43%, 4/9/2020 (a) (b)	1,600,000	1,602,560
3 Month USD LIBOR + 0.18%, 1.48%, 7/6/2018 (a) (b)	200,000	200,266
3 Month USD LIBOR + 0.40%, 1.70%, 4/6/2018 (a) (b)	700,000	701,904
Principal Life Global Funding II
3 Month USD LIBOR + 0.50%, 1.70%, 12/1/2017 (a) (b)	2,120,000	2,123,858
Prudential Financial, Inc.
Series MTN, 3 Month USD LIBOR + 0.78%, 1.96%, 8/15/2018 (a)	1,000,000	1,005,550

		28,403,095

INTERNET — 0.4%
Alibaba Group Holding, Ltd.
3 Month USD LIBOR + 0.52%, 1.72%, 11/28/2017 (a)	600,000	599,646
eBay, Inc.:
3 Month USD LIBOR + 0.20%, 1.37%, 7/28/2017 (a)	1,550,000	1,549,969
3 Month USD LIBOR + 0.48%, 1.65%, 8/1/2019 (a)	1,750,000	1,753,220
3 Month USD LIBOR + 0.87%, 2.09%, 1/30/2023 (a)	1,700,000	1,707,752

		5,610,587

IT SERVICES — 3.3%
Apple, Inc.:
3 month USD LIBOR + 0.07%, 1.25%, 5/11/2020 (a)	2,000,000	1,998,420
3 Month USD LIBOR + 0.08%, 1.26%, 2/8/2019 (a)	1,520,000	1,521,474
3 Month USD LIBOR + 0.14%, 1.31%, 8/2/2019 (a)	1,800,000	1,802,754
3 Month USD LIBOR + 0.20%, 1.38%, 2/7/2020 (a)	1,925,000	1,930,120
3 Month USD LIBOR + 0.25%, 1.42%, 5/3/2018 (a)	6,949,000	6,962,203
3 Month USD LIBOR + 0.25%, 1.43%, 2/7/2020 (a)	1,500,000	1,505,895
3 Month USD LIBOR + 0.30%, 1.48%, 5/6/2019 (a)	3,936,000	3,956,349
3 Month USD LIBOR + 0.30%, 1.48%, 5/6/2020 (a)	600,000	603,102
3 month USD LIBOR + 0.35%, 1.53%, 5/11/2022 (a)	2,700,000	2,706,129
3 Month USD LIBOR + 0.50%, 1.68%, 2/9/2022 (a)	3,066,000	3,098,224
3 Month USD LIBOR + 0.82%, 2.01%, 2/22/2019 (a)	1,722,000	1,743,956
3 Month USD LIBOR + 1.13%, 2.32%, 2/23/2021 (a)	3,582,000	3,699,167
Hewlett Packard Enterprise Co.
3 Month USD LIBOR + 1.74%, 3.04%, 10/5/2017 (a)	755,000	757,310
International Business Machines Corp.:
3 Month USD LIBOR + 0.19%, 1.37%, 2/6/2018 (a)	1,970,000	1,972,364
3 Month USD LIBOR + 0.23%, 1.40%, 1/27/2020 (a)	3,272,000	3,282,536
3 Month USD LIBOR + 0.37%, 1.55%, 2/12/2019 (a)	2,708,000	2,721,811
3 Month USD LIBOR + 0.58%, 1.76%, 11/6/2021 (a)	200,000	201,832

		40,463,646

MACHINERY, CONSTRUCTION & MINING — 0.5%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.70%, 1.89%, 2/23/2018 (a)	3,050,000	3,060,949
Series MTN, 3 month USD LIBOR + 0.18%, 1.40%, 12/6/2018 (a)	1,750,000	1,750,438
Series MTN, 3 Month USD LIBOR + 0.51%, 1.67%, 1/10/2020 (a)	1,000,000	1,005,570

		5,816,957

MACHINERY-DIVERSIFIED — 0.4%
John Deere Capital Corp.:
Series MTN, 3 Month USD LIBOR + 0.30%, 1.54%, 3/13/2020 (a)	2,500,000	2,505,250
Series MTN, 3 month USD LIBOR + 0.29%, 1.58%, 6/22/2020 (a)	1,700,000	1,702,176
Series MTN, 3 Month USD LIBOR + 0.45%, 1.61%, 7/11/2017 (a) (c)	800,000	800,048

		5,007,474

MEDIA — 1.2%
NBCUniversal Enterprise, Inc.:
3 month USD LIBOR + 0.40%, 1.70%, 4/1/2021 (a) (b)	5,000,000	5,010,550
3 Month USD LIBOR + 0.69%, 1.84%, 4/15/2018 (a) (b)	2,779,000	2,793,617
Walt Disney Co.:
3 Month USD LIBOR + 0.32%, 1.48%, 1/8/2019 (a)	1,400,000	1,405,754
Series MTN, 3 Month USD LIBOR + 0.13%, 1.35%, 3/4/2020 (a)	1,900,000	1,900,950

See accompanying notes to financial statements.

352

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series MTN, 3 month USD LIBOR + 0.19%, 1.41%, 6/5/2020 (a)	$2,000,000	$2,001,980
Series MTN, 3 Month USD LIBOR + 0.39%, 1.61%, 3/4/2022 (a)	1,955,000	1,965,616

		15,078,467

MINING — 0.1%
Glencore Funding LLC
3 Month USD LIBOR + 1.36%, 2.52%, 1/15/2019 (a) (b)	900,000	906,822

MISCELLANEOUS MANUFACTURER — 0.7%
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.28%, 1.47%, 5/25/2018 (a) (b)	2,380,000	2,384,260
3 Month USD LIBOR + 0.32%, 1.56%, 9/13/2019 (a) (b)	2,200,000	2,207,480
3 Month USD LIBOR + 0.34%, 1.59%, 3/16/2020 (a) (b)	2,150,000	2,154,752
3 Month USD LIBOR + 0.61%, 1.86%, 3/16/2022 (a) (b)	1,400,000	1,412,124

		8,158,616

OIL & GAS — 4.2%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.35%, 1.53%, 8/14/2018 (a)	2,431,000	2,437,758
3 Month USD LIBOR + 0.63%, 1.93%, 9/26/2018 (a)	2,572,000	2,584,268
Chevron Corp.:
3 Month USD LIBOR + 0.09%, 1.29%, 2/28/2019 (a)	2,234,000	2,233,888
3 Month USD LIBOR + 0.17%, 1.35%, 11/15/2017 (a)	2,286,000	2,286,983
3 Month USD LIBOR + 0.17%, 1.38%, 3/2/2018 (a)	2,126,000	2,127,913
3 Month USD LIBOR + 0.21%, 1.43%, 3/3/2020 (a) (c)	2,000,000	2,003,820
3 Month USD LIBOR + 0.36%, 1.54%, 11/9/2017 (a)	1,758,000	1,759,881
3 Month USD LIBOR + 0.41%, 1.59%, 11/15/2019 (a)	839,000	844,940
3 Month USD LIBOR + 0.50%, 1.68%, 5/16/2018 (a)	3,288,000	3,301,152
3 Month USD LIBOR + 0.48%, 1.70%, 3/3/2022 (a)	1,800,000	1,807,362
ConocoPhillips Co.
3 month USD LIBOR + 0.90%, 2.08%, 5/15/2022 (a)	1,000,000	1,020,360
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.05%, 1.25%, 3/1/2018 (a)	1,950,000	1,950,468
3 Month USD LIBOR + 0.15%, 1.40%, 3/15/2019 (a)	1,400,000	1,401,890
3 month USD LIBOR + 0.37%, 1.59%, 3/6/2022 (a)	464,000	467,958
3 Month USD LIBOR + 0.60%, 1.80%, 2/28/2018 (a)	3,934,000	3,948,989
Petroleos Mexicanos
3 Month USD LIBOR + 2.02%, 3.18%, 7/18/2018 (a)	3,650,000	3,694,202
Phillips 66:
3 month USD LIBOR + 0.65%, 1.79%, 4/15/2019 (a) (b)	1,040,000	1,042,371
3 month USD LIBOR + 0.75%, 1.89%, 4/15/2020 (a) (b)	1,600,000	1,603,024
Shell International Finance B.V.:
3 Month USD LIBOR + 0.35%, 1.58%, 9/12/2019 (a)	2,096,000	2,105,243
3 Month USD LIBOR + 0.45%, 1.63%, 5/11/2020 (a)	2,709,000	2,734,546
3 Month USD LIBOR + 0.58%, 1.77%, 11/10/2018 (a)	1,831,000	1,842,975
Sinopec Group Overseas Development 2014, Ltd.
3 Month USD LIBOR + 0.92%, 2.08%, 4/10/2019 (a) (b)	600,000	602,798
Statoil ASA:
3 Month USD LIBOR + 0.20%, 1.38%, 11/9/2017 (a)	1,925,000	1,925,847
3 Month USD LIBOR + 0.29%, 1.47%, 5/15/2018 (a)	2,944,000	2,949,181
3 Month USD LIBOR + 0.46%, 1.64%, 11/8/2018 (a)	2,259,000	2,268,827
Total Capital International SA
3 Month USD LIBOR + 0.57%, 1.76%, 8/10/2018 (a)	1,300,000	1,305,551

		52,252,195

PHARMACEUTICALS — 1.6%
Allergan Funding SCS:
3 Month USD LIBOR + 1.08%, 2.31%, 3/12/2018 (a)	2,000,000	2,010,080
3 Month USD LIBOR + 1.26%, 2.48%, 3/12/2020 (a)	1,621,000	1,655,560
AstraZeneca PLC
3 Month USD LIBOR + 0.53%, 1.71%, 11/16/2018 (a)	1,300,000	1,304,303
Baxalta, Inc.
3 Month USD LIBOR + 0.78%, 2.07%, 6/22/2018 (a)	1,587,000	1,594,570
Bayer US Finance LLC
3 Month USD LIBOR + 0.28%, 1.58%, 10/6/2017 (a) (b)	1,400,000	1,399,678
Cardinal Health, Inc.
3 month USD LIBOR + 0.77%, 2.00%, 6/15/2022 (a)	1,800,000	1,803,960
Johnson & Johnson
3 Month USD LIBOR + 0.27%, 1.47%, 3/1/2019 (a)	765,000	767,433
Merck & Co., Inc.:
3 Month USD LIBOR + 0.36%, 1.54%, 5/18/2018 (a)	3,894,000	3,905,721
3 Month USD LIBOR + 0.38%, 1.56%, 2/10/2020 (a)	2,595,000	2,613,346

See accompanying notes to financial statements.

353

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Pfizer, Inc.
3 Month USD LIBOR + 0.30%, 1.55%, 6/15/2018 (a)	$2,228,000	$2,232,879

		19,287,530

RETAIL — 0.5%
Home Depot, Inc.:
3 month USD LIBOR + 0.15%, 1.37%, 6/5/2020 (a)	2,300,000	2,301,679
3 Month USD LIBOR + 0.37%, 1.62%, 9/15/2017 (a)	1,650,000	1,651,155
Lowe’s Cos., Inc.:
3 Month USD LIBOR + 0.24%, 1.40%, 4/15/2019 (a)	1,500,000	1,503,753
3 Month USD LIBOR + 0.42%, 1.65%, 9/10/2019 (a)	705,000	709,942

		6,166,529

SEMICONDUCTORS — 1.0%
Intel Corp.:
3 month USD LIBOR + 0.08%, 1.26%, 5/11/2020 (a)	3,300,000	3,299,538
3 month USD LIBOR + 0.35%, 1.53%, 5/11/2022 (a)	2,200,000	2,202,904
QUALCOMM, Inc.:
3 month USD LIBOR + 0.36%, 1.56%, 5/20/2019 (a)	1,582,000	1,586,873
3 month USD LIBOR + 0.45%, 1.65%, 5/20/2020 (a)	2,500,000	2,511,375
3 month USD LIBOR + 0.73%, 1.93%, 1/30/2023 (a)	2,500,000	2,514,025

		12,114,715

SOFTWARE — 0.5%
Oracle Corp.:
3 Month USD LIBOR + 0.20%, 1.35%, 7/7/2017 (a)	1,465,000	1,465,000
3 Month USD LIBOR + 0.51%, 1.67%, 10/8/2019 (a)	1,650,000	1,665,213
3 Month USD LIBOR + 0.58%, 1.74%, 1/15/2019 (a)	2,710,000	2,730,867

		5,861,080

TELECOMMUNICATIONS — 3.7%
AT&T, Inc.:
3 month USD LIBOR + 0.65%, 1.81%, 1/15/2020 (a)	3,853,000	3,874,384
3 Month USD LIBOR + 0.67%, 1.90%, 3/11/2019 (a)	1,400,000	1,406,300
3 month USD LIBOR + 0.95%, 2.02%, 7/15/2021 (a)	5,300,000	5,355,491
3 Month USD LIBOR + 0.91%, 2.11%, 11/27/2018 (a)	1,166,000	1,176,074
3 Month USD LIBOR + 0.93%, 2.23%, 6/30/2020 (a)	2,368,000	2,399,044
Cisco Systems, Inc.:
3 Month USD LIBOR + 0.31%, 1.56%, 6/15/2018 (a)	2,090,000	2,096,625
3 Month USD LIBOR + 0.34%, 1.61%, 9/20/2019 (a)	2,700,000	2,716,362
3 Month USD LIBOR + 0.50%, 1.70%, 3/1/2019 (a)	1,456,000	1,466,556
3 Month USD LIBOR + 0.60%, 1.77%, 2/21/2018 (a)	3,790,000	3,805,008
Deutsche Telekom International Finance B.V.
3 Month USD LIBOR + 0.58%, 1.74%, 1/17/2020 (a) (b)	1,150,000	1,152,450
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.37%, 1.55%, 8/15/2019 (a)	2,745,000	2,743,079
3 month USD LIBOR + 0.55%, 1.72%, 5/22/2020 (a)	5,500,000	5,504,015
3 Month USD LIBOR + 0.77%, 2.04%, 6/17/2019 (a)	2,550,000	2,570,681
3 Month USD LIBOR + 1.00%, 2.25%, 3/16/2022 (a)	2,500,000	2,529,475
3 Month USD LIBOR + 1.75%, 2.99%, 9/14/2018 (a)	6,393,000	6,507,627

		45,303,171

TRANSPORTATION — 0.1%
United Parcel Service, Inc.
3 month USD LIBOR + 0.38%, 1.56%, 5/16/2022 (a)	1,862,000	1,866,804

TOTAL CORPORATE BONDS & NOTES (Cost $1,019,384,727)		1,023,575,316

FOREIGN GOVERNMENT OBLIGATIONS — 16.3%
African Development Bank:
Series GDIF, 3 Month USD LIBOR + 0.04%, 1.21%, 8/1/2018 (a)	2,170,000	2,170,521
Series GDIF, 3 Month USD LIBOR + 0.19%, 1.44%, 6/15/2020 (a)	2,100,000	2,108,547
Series GDIF, 1 Month USD LIBOR + 0.28%, 1.51%, 8/2/2017 (a)	1,800,000	1,800,360
Asian Development Bank:
3 Month USD LIBOR, 1.30%, 6/25/2019 (a)	960,000	959,626
3 month USD LIBOR + 0.05%, 1.30%, 3/16/2021 (a)	3,000,000	2,998,560
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.17%, 7/10/2019 (a)	3,645,000	3,644,271
Series GMTN, 3 Month USD LIBOR + 0.05%, 1.21%, 10/19/2017 (a)	2,000,000	2,000,140
Series GMTN, 3 Month USD LIBOR + 0.02%, 1.22%, 2/28/2018 (a)	2,200,000	2,200,022
Series GMTN, 3 Month USD LIBOR + 0.15%, 1.33%, 2/8/2018 (a)	4,135,000	4,138,349
Series GMTN, 3 Month USD LIBOR + 0.19%, 1.44%, 6/16/2021 (a)	3,500,000	3,516,660

See accompanying notes to financial statements.

354

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.32%, 1.52%, 2/26/2020 (a)	$4,993,000	$5,031,396
Caisse d’Amortissement de la Dette Sociale
3 Month USD LIBOR + 0.38%, 1.63%, 3/15/2018 (a) (b)	2,000,000	2,004,380
Corp. Andina de Fomento
3 Month USD LIBOR + 0.55%, 1.72%, 1/29/2018 (a)	2,400,000	2,400,816
Dexia Credit Local SA:
3 Month USD LIBOR + 0.20%, 1.42%, 6/5/2018 (a) (b)	1,000,000	998,990
3 Month USD LIBOR + 0.50%, 1.68%, 2/15/2019 (a) (b)	3,000,000	3,000,840
3 Month USD LIBOR + 0.60%, 1.89%, 3/23/2018 (a) (b)	2,000,000	2,004,440
European Bank for Reconstruction & Development:
Series GMTN, 3 Month USD LIBOR + 0.11%, 1.27%, 1/10/2020 (a) (c)	1,200,000	1,200,156
Series GMTN, 3 Month USD LIBOR, 1.29%, 3/23/2020 (a)	2,575,000	2,572,116
European Investment Bank:
1 month USD LIBOR + 0.02%, 1.11%, 7/6/2018 (a) (b)	2,500,000	2,499,400
3 Month USD LIBOR + 0.07%, 1.23%, 10/9/2018 (a) (b)	3,900,000	3,902,262
Export Development Canada:
3 Month USD LIBOR + 0.01%, 1.19%, 8/13/2019 (a) b)	1,750,000	1,748,933
3 Month USD LIBOR + 0.05%, 1.21%, 10/16/2017 (a) (b)	3,300,000	3,300,528
3 Month USD LIBOR + 0.05%, 1.21%, 1/17/2018 (a) (b)	1,500,000	1,500,150
3 Month USD LIBOR + 0.13%, 1.32%, 11/23/2020 (a) (b)	2,000,000	2,003,740
3 Month USD LIBOR + 0.32%, 1.53%, 3/2/2020 (a) (b)	800,000	805,088
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.46%, 1.62%, 10/21/2019 (a)	2,400,000	2,397,840
3 Month USD LIBOR + 0.63%, 1.81%, 8/14/2017 (a) (b)	200,000	200,054
3 Month USD LIBOR + 0.70%, 1.90%, 5/26/2019 (a)	1,000,000	1,003,710
Series 5FRN, 3 Month USD LIBOR + 0.88%, 2.03%, 1/25/2022 (a)	1,700,000	1,709,129
Inter-American Development Bank:
3 Month USD LIBOR + 0.01%, 1.17%, 7/15/2020 (a)	3,350,000	3,348,392
3 Month USD LIBOR + 0.04%, 1.20%, 1/15/2019 (a)	600,000	600,085
1 Month USD LIBOR + 0.04%, 1.26%, 11/26/2018 (a)	3,850,000	3,848,691
3 month USD LIBOR + 0.07%, 1.28%, 7/15/2022 (a)	2,000,000	1,999,000
3 Month USD LIBOR + 0.20%, 1.36%, 7/15/2021 (a)	1,300,000	1,306,617
3 Month USD LIBOR + 0.22%, 1.38%, 10/15/2020 (a)	2,950,000	2,966,697
3 Month USD LIBOR + 0.32%, 1.48%, 4/15/2020 (a)	3,250,000	3,275,642
Series GDIF, 3 Month USD LIBOR, 1.16%, 1/15/2022 (a)	1,500,000	1,495,245
Series GMTN, 3 Month USD LIBOR, 1.16%, 10/15/2019 (a)	4,100,000	4,098,155
Series GMTN, 1 Month USD LIBOR + 0.01%, 1.17%, 10/15/2017 (a)	4,200,000	4,199,832
Series GMTN, 3 Month USD LIBOR + 0.06%, 1.22%, 1/16/2018 (a)	2,740,000	2,740,740
Series GMTN, 3 Month USD LIBOR + 0.03%, 1.26%, 9/12/2018 (a)	4,050,000	4,050,729
Series GMTN, 3 Month USD LIBOR - 0.01%, 1.26%, 6/20/2018 (a)	1,852,000	1,851,759
International Bank for Reconstruction & Development:
3 Month USD LIBOR + 0.14%, 1.39%, 12/16/2017 (a)	3,700,000	3,702,368
Series GDIF, 3 Month USD LIBOR + 0.10%, 1.26%, 10/13/2020 (a)	3,800,000	3,807,372
Series GDIF, 3 Month USD LIBOR, 1.27%, 12/17/2018 (a)	3,100,000	3,099,225
Series GDIF, 3 Month USD LIBOR, 1.30%, 9/30/2017 (a)	5,500,000	5,500,385
Series GDIF, 3 Month USD LIBOR + 0.28%, 1.46%, 2/11/2021 (a)	4,500,000	4,537,575
International Finance Corp.:
3 Month USD LIBOR + 0.06%, 1.22%, 1/9/2019 (a)	4,500,000	4,501,710
1 Month USD LIBOR + 0.02%, 1.25%, 2/2/2018 (a)	1,900,000	1,899,905
3 Month USD LIBOR + 0.18%, 1.43%, 12/15/2021 (a)	3,500,000	3,512,670
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.26%, 12/15/2020 (a)	7,050,000	7,044,994
Japan Bank for International Cooperation:
3 month USD LIBOR + 0.48%, 1.68%, 6/1/2020 (a)	1,000,000	1,002,240
3 Month USD LIBOR + 0.57%, 1.76%, 2/24/2020 (a)	1,700,000	1,708,058
Series DTC, 3 Month USD LIBOR + 0.36%, 1.54%, 11/13/2018 (a)	1,070,000	1,070,952
KFW
3 Month USD LIBOR + 0.16%, 1.46%, 12/29/2017 (a)	6,147,000	6,152,840

See accompanying notes to financial statements.

355

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Kommunalbanken A/S:
3 Month USD LIBOR + 0.07%, 1.34%, 3/17/2020 (a) (b)	$5,770,000	$5,772,423
3 Month USD LIBOR + 0.13%, 1.35%, 9/8/2021 (a) (b)	800,000	798,952
3 Month USD LIBOR + 0.18%, 1.35%, 2/20/2018 (a) (b)	5,824,000	5,828,776
3 Month USD LIBOR + 0.33%, 1.58%, 6/16/2020 (a) (b)	5,200,000	5,242,484
Kommuninvest I Sverige AB:
3 Month USD LIBOR + 0.03%, 1.23%, 5/28/2019 (a) (b)	1,000,000	999,660
3 Month USD LIBOR + 0.03%, 1.25%, 12/3/2018 (a) (b)	750,000	749,985
3 Month USD LIBOR + 0.14%, 1.32%, 8/17/2018 (a) (b)	800,000	800,856
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 1.65%, 2/27/2020 (a)	1,000,000	999,510
3 Month USD LIBOR + 0.71%, 1.91%, 2/27/2022 (a)	2,200,000	2,203,256
3 month USD LIBOR + 0.73%, 2.02%, 7/6/2022 (a) (d)	1,700,000	1,702,397
Korea Expressway Corp.
3 month USD LIBOR + 0.70%, 1.86%, 4/20/2020 (a) (b)	1,600,000	1,600,864
Korea National Oil Corp.
3 Month USD LIBOR + 0.60%, 1.89%, 3/27/2020 (a) (b)	1,500,000	1,499,265
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.25%, 1.47%, 6/3/2021 (a) (b)	2,000,000	2,012,340
3 Month USD LIBOR + 0.35%, 1.53%, 2/19/2021 (a) (b)	1,550,000	1,564,725
Municipality Finance PLC
3 Month USD LIBOR + 0.17%, 1.35%, 2/7/2020 (a) (b)	2,600,000	2,605,850
Nordic Investment Bank
3 Month USD LIBOR + 0.05%, 1.21%, 4/25/2018 (a)	1,900,000	1,899,924
Oesterreichische Kontrollbank AG
3 Month USD LIBOR + 0.18%, 1.37%, 8/10/2017 (a)	1,600,000	1,600,176
Province of Quebec Canada:
Series MTN, 3 Month USD LIBOR + 0.28%, 1.44%, 7/21/2019 (a)	1,960,000	1,967,311
Series MTN, 3 Month USD LIBOR + 0.23%, 1.45%, 9/4/2018 (a)	3,350,000	3,355,594
Svensk Exportkredit AB:
3 Month USD LIBOR + 0.10%, 1.40%, 10/4/2018 (a)	3,600,000	3,603,456
Series GMTN, 3 Month USD LIBOR + 0.18%, 1.37%, 11/10/2017 (a)	1,100,000	1,100,264
Series GMTN, 3 Month USD LIBOR + 0.33%, 1.49%, 1/14/2019 (a)	1,400,000	1,406,216
Series MTN, 3 Month USD LIBOR + 0.09%, 1.39%, 9/28/2017 (a)	2,520,000	2,520,101

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $200,719,199)		200,977,287

	Shares
SHORT-TERM INVESTMENTS — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f)	2,628,010	2,628,010
US Bank NA 1.47% (a)	2,050,000	2,046,802

TOTAL SHORT-TERM INVESTMENTS (Cost $4,677,419)		4,674,812

TOTAL INVESTMENTS — 99.9% (Cost $1,224,781,345)		1,229,227,415
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,585,972

NET ASSETS — 100.0%		$1,230,813,387

(a)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.0% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below. (f) Investment of cash collateral for securities loaned.

GMTN = Global Medium Term Note

MTN = Medium Term Note

See accompanying notes to financial statements.

356

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$1,711,220	$—	$1,711,220
Agriculture	—	4,409,483	—	4,409,483
Auto Manufacturers	—	79,589,916	—	79,589,916
Banks	—	620,053,852	—	620,053,852
Beverages	—	12,479,331	—	12,479,331
Biotechnology	—	3,411,135	—	3,411,135
Chemicals	—	3,451,582	—	3,451,582
Commercial Services	—	1,553,549	—	1,553,549
Construction Materials	—	1,704,675	—	1,704,675
Diversified Financial Services	—	25,823,970	—	25,823,970
Electric	—	1,705,865	—	1,705,865
Food	—	5,619,695	—	5,619,695
Health Care Products	—	4,439,446	—	4,439,446
Health Care Services	—	2,341,195	—	2,341,195
Household Products	—	1,280,249	—	1,280,249
Household Products & Wares	—	1,702,465	—	1,702,465
Insurance	—	28,403,095	—	28,403,095
Internet	—	5,610,587	—	5,610,587
IT Services	—	40,463,646	—	40,463,646
Machinery, Construction & Mining	—	5,816,957	—	5,816,957
Machinery-Diversified	—	5,007,474	—	5,007,474
Media	—	15,078,467	—	15,078,467
Mining	—	906,822	—	906,822
Miscellaneous Manufacturer	—	8,158,616	—	8,158,616
Oil & Gas	—	52,252,195	—	52,252,195
Pharmaceuticals	—	19,287,530	—	19,287,530
Retail	—	6,166,529	—	6,166,529
Semiconductors	—	12,114,715	—	12,114,715
Software	—	5,861,080	—	5,861,080
Telecommunications	—	45,303,171	—	45,303,171
Transportation	—	1,866,804	—	1,866,804
Foreign Government Obligations	—	200,977,287	—	200,977,287
Short-Term Investments	2,628,010	2,046,802	—	4,674,812

TOTAL INVESTMENTS	$2,628,010	$1,226,599,405	$—	$1,229,227,415

See accompanying notes to financial statements.

357

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	12,863,091	$12,863,091	36,467,630	49,330,721	—	$—	$14,676	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	43,733,497	43,733,497	—	—	9,393	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	168,971,491	168,971,491	—	—	33,768	—
State Street Navigator Securities Lending Government Money Market Portfolio*	7,168,993	7,168,993	50,706,426	55,247,409	2,628,010	2,628,010	10,423	—

TOTAL		$20,032,084				$2,628,010	$68,260	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

358

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.3%
Lamar Media Corp. Series WI, 5.75%, 2/1/2026	$75,000	$80,859
Omnicom Group, Inc. 6.25%, 7/15/2019	25,000	27,079
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,949

		133,887

AEROSPACE & DEFENSE — 0.9%
BAE Systems Holdings, Inc. 6.38%, 6/1/2019 (a)	50,000	53,847
Harris Corp. 3.83%, 4/27/2025	20,000	20,641
L3 Technologies, Inc.:
4.75%, 7/15/2020	25,000	26,693
5.20%, 10/15/2019	25,000	26,688
Lockheed Martin Corp.:
2.50%, 11/23/2020	50,000	50,686
3.55%, 1/15/2026	20,000	20,724
4.70%, 5/15/2046	50,000	56,182
Northrop Grumman Corp.:
3.25%, 8/1/2023	25,000	25,856
4.75%, 6/1/2043	25,000	28,167
Textron, Inc. 4.00%, 3/15/2026	25,000	25,672
United Technologies Corp. 1.78%, 5/4/2018 (b)	50,000	50,064

		385,220

AGRICULTURE — 0.2%
Bunge, Ltd. Finance Corp. 8.50%, 6/15/2019	25,000	27,961
Reynolds American, Inc. 5.85%, 8/15/2045	25,000	30,620
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	15,000	15,581

		74,162

AIRLINES — 0.3%
American Airlines Group, Inc. 4.63%, 3/1/2020 (a)	50,000	51,812
Southwest Airlines Co.:
2.75%, 11/6/2019	20,000	20,312
3.00%, 11/15/2026	20,000	19,398
United Continental Holdings, Inc. 5.00%, 2/1/2024	50,000	50,687

		142,209

APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	61,000	61,991

AUTO MANUFACTURERS — 2.3%
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (c)	200,000	204,000
Ford Motor Co. 7.45%, 7/16/2031	50,000	63,217
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	200,000	202,999
3.81%, 1/9/2024	200,000	202,505
General Motors Co. 6.75%, 4/1/2046	25,000	29,650
General Motors Financial Co., Inc.:
3.20%, 7/6/2021	25,000	25,251
3.95%, 4/13/2024	50,000	50,710
4.00%, 10/6/2026	50,000	49,711
4.20%, 3/1/2021	50,000	52,380
4.38%, 9/25/2021	25,000	26,352
5.25%, 3/1/2026	50,000	54,006
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	75,000	78,000

		1,038,781

AUTO PARTS & EQUIPMENT — 0.9%
BorgWarner, Inc. 4.63%, 9/15/2020	10,000	10,693
Dana, Inc.: 5.38%, 9/15/2021	21,000	21,604
5.50%, 12/15/2024	25,000	25,970
Delphi Automotive PLC 4.25%, 1/15/2026	50,000	52,961
Goodyear Tire & Rubber Co.:
5.00%, 5/31/2026	45,000	46,519
5.13%, 11/15/2023	25,000	26,187
Lear Corp. 5.25%, 1/15/2025	10,000	10,540
Tenneco, Inc. 5.00%, 7/15/2026	55,000	55,653
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	150,000	157,500

		407,627

BANKS — 5.1%
Bank of America Corp.:
Series MTN, 4.20%, 8/26/2024	100,000	103,810
Series MTN, 4.25%, 10/22/2026	75,000	77,233
Series MTN, 4.45%, 3/3/2026	30,000	31,222
Barclays PLC:
4.38%, 1/12/2026	200,000	207,823
4.95%, 1/10/2047	30,000	32,014
BPCE SA 4.50%, 3/15/2025 (a)	25,000	25,698
Capital One Financial Corp. 3.75%, 4/24/2024	50,000	51,092
CIT Group, Inc. 5.00%, 8/15/2022	75,000	80,812
Citigroup, Inc.: 3.50%, 5/15/2023	20,000	20,292
4.60%, 3/9/2026	70,000	73,454
5.30%, 5/6/2044	25,000	28,290
5.50%, 9/13/2025	25,000	27,801
6.13%, 8/25/2036	50,000	61,494
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50,000	52,130
Credit Suisse AG 5.40%, 1/14/2020	50,000	53,692
Deutsche Bank AG 3.70%, 5/30/2024	125,000	124,976
Discover Bank 2.00%, 2/21/2018	25,000	25,031
Goldman Sachs Group, Inc.:
6.45%, 5/1/2036	91,000	114,140
6.75%, 10/1/2037	25,000	32,451
Huntington Bancshares, Inc. 2.30%, 1/14/2022	40,000	39,399
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	200,000	211,446
KeyCorp. Series MTN, 5.10%, 3/24/2021	50,000	54,707
Lloyds Bank PLC 6.50%, 9/14/2020 (a)	75,000	83,221
Morgan Stanley:
3.95%, 4/23/2027	50,000	50,451
4.88%, 11/1/2022	50,000	54,287
Regions Financial Corp. 7.38%, 12/10/2037	25,000	32,969
Royal Bank of Scotland Group PLC:
5.13%, 5/28/2024	100,000	104,988

See accompanying notes to financial statements.

359

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
6.00%, 12/19/2023	$100,000	$110,050
6.13%, 12/15/2022	100,000	109,810
Santander Holdings USA, Inc. 3.70%, 3/28/2022 (a)	60,000	60,775
Santander UK Group Holdings PLC 3.13%, 1/8/2021	50,000	50,759
SunTrust Banks, Inc. 6.00%, 9/11/2017	50,000	50,390
Synovus Financial Corp. 7.88%, 2/15/2019	50,000	54,240

		2,290,947

BEVERAGES — 1.5%
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	68,000	70,022
4.90%, 2/1/2046	250,000	282,160
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 1/15/2019	100,000	108,721
Coca-Cola European Partners US LLC 3.25%, 8/19/2021	10,000	10,248
Constellation Brands, Inc. 6.00%, 5/1/2022	50,000	56,870
Dr Pepper Snapple Group, Inc.:
2.53%, 11/15/2021	20,000	19,990
2.70%, 11/15/2022	20,000	20,041
Molson Coors Brewing Co.:
1.45%, 7/15/2019	20,000	19,756
4.20%, 7/15/2046	40,000	39,447
Pernod Ricard SA 5.50%, 1/15/2042 (a)	25,000	29,464

		656,719

BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.20%, 5/22/2019	25,000	25,153
3.63%, 5/15/2022	50,000	52,224
5.15%, 11/15/2041	101,000	112,581
6.40%, 2/1/2039	100,000	126,871
Celgene Corp.:
3.25%, 8/15/2022	50,000	51,401
3.88%, 8/15/2025	50,000	52,218
4.63%, 5/15/2044	25,000	26,264

		446,712

CHEMICALS — 2.4%
Agrium, Inc. 4.90%, 6/1/2043	25,000	26,984
Albemarle Corp. 4.15%, 12/1/2024	25,000	26,297
Ashland LLC 4.75%, 8/15/2022	25,000	26,125
Blue Cube Spinco, Inc.:
9.75%, 10/15/2023	25,000	30,234
10.00%, 10/15/2025	25,000	30,609
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	53,912
CF Industries, Inc.:
3.45%, 6/1/2023 (c)	25,000	23,719
4.95%, 6/1/2043	25,000	21,750
5.15%, 3/15/2034	50,000	46,250
7.13%, 5/1/2020	100,000	110,380
Dow Chemical Co.:
3.50%, 10/1/2024	50,000	51,351
4.25%, 11/15/2020	25,000	26,544
4.38%, 11/15/2042	25,000	25,821
Eastman Chemical Co.:
2.70%, 1/15/2020	50,000	50,659
3.60%, 8/15/2022	25,000	25,938
HB Fuller Co. 4.00%, 2/15/2027	25,000	25,529
LYB International Finance B.V. 5.25%, 7/15/2043	25,000	27,889
LyondellBasell Industries NV 4.63%, 2/26/2055	25,000	24,489
Monsanto Co. 2.20%, 7/15/2022	10,000	9,655
Mosaic Co. 5.63%, 11/15/2043	50,000	51,048
NOVA Chemicals Corp. 5.25%, 8/1/2023 (a)	50,000	51,375
Rohm&Haas Co. 7.85%, 7/15/2029	25,000	34,458
RPM International, Inc. 3.45%, 11/15/2022	10,000	10,270
Sherwin-Williams Co.:
4.40%, 2/1/2045 (a)	25,000	24,858
4.50%, 6/1/2047	50,000	52,391
SPCM SA 4.88%, 9/15/2025 (a)	35,000	35,700
Westlake Chemical Corp.:
3.60%, 7/15/2022	28,000	28,501
3.60%, 8/15/2026	25,000	24,813
4.63%, 2/15/2021	25,000	25,858
5.00%, 8/15/2046	25,000	26,407
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	50,000	53,625

		1,083,439

COMMERCIAL SERVICES — 1.3%
ADT Corp.:
3.50%, 7/15/2022	75,000	72,727
4.88%, 7/15/2032 (a)	75,000	65,250
Block Financial LLC 4.13%, 10/1/2020	15,000	15,481
Ecolab, Inc. 2.25%, 1/12/2020	10,000	10,065
ERAC USA Finance LLC: 2.35%, 10/15/2019 (a)	25,000	25,039
7.00%, 10/15/2037 (a)	50,000	64,905
Moody’s Corp.: 2.75%, 7/15/2019	50,000	50,691
4.88%, 2/15/2024	20,000	22,018
S&P Global, Inc. 2.95%, 1/22/2027	100,000	96,264
Service Corp. International/US 5.38%, 1/15/2022	25,000	25,734
Total System Services, Inc. 3.80%, 4/1/2021	10,000	10,414
United Rentals North America, Inc. 4.63%, 7/15/2023	50,000	51,975
Western Union Co. 2.88%, 12/10/2017	50,000	50,186

		560,749

CONSTRUCTION MATERIALS — 0.9%
Johnson Controls International PLC 4.63%, 7/2/2044 (b)	25,000	26,852
Lafarge SA 7.13%, 7/15/2036	25,000	32,149
Lennox International, Inc. 3.00%, 11/15/2023	50,000	49,925
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	25,500
Masco Corp.: 4.38%, 4/1/2026	25,000	26,663
5.95%, 3/15/2022	19,000	21,529

See accompanying notes to financial statements.

360

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
6.50%, 8/15/2032	$7,000	$8,563
Owens Corning: 3.40%, 8/15/2026	30,000	29,553
4.20%, 12/15/2022	50,000	52,754
Standard Industries, Inc. 5.38%, 11/15/2024 (a)	50,000	52,625
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	58,851

		384,964

DISTRIBUTION & WHOLESALE — 0.2%
HD Supply, Inc. 5.25%, 12/15/2021 (a)	50,000	52,469
Ingram Micro, Inc. 5.00%, 8/10/2022	50,000	50,937

		103,406

DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 5/15/2019	30,000	30,756
4.50%, 5/15/2021	40,000	42,376
Air Lease Corp.:
2.13%, 1/15/2020	100,000	99,522
3.00%, 9/15/2023	10,000	9,920
Aircastle, Ltd.:
5.13%, 3/15/2021	25,000	26,782
6.25%, 12/1/2019	60,000	65,400
Ally Financial, Inc.:
3.25%, 2/13/2018	50,000	50,375
3.25%, 11/5/2018	148,000	149,628
3.50%, 1/27/2019	5,000	5,088
3.60%, 5/21/2018	100,000	101,000
5.75%, 11/20/2025 (c)	25,000	26,313
6.25%, 12/1/2017	50,000	50,865
8.00%, 11/1/2031	150,000	183,750
Credit Acceptance Corp. 6.13%, 2/15/2021	25,000	25,703
Discover Financial Services: 3.95%, 11/6/2024	50,000	50,774
4.10%, 2/9/2027	25,000	25,043
E*TRADE Financial Corp. 5.38%, 11/15/2022	50,000	52,560
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.88%, 2/1/2022	75,000	76,875
6.00%, 8/1/2020	50,000	51,500
International Lease Finance Corp.:
4.63%, 4/15/2021	50,000	53,224
5.88%, 4/1/2019	50,000	53,100
5.88%, 8/15/2022	25,000	28,224
Janus Capital Group, Inc. 4.88%, 8/1/2025	20,000	21,495
Jefferies Group LLC:
5.13%, 4/13/2018	10,000	10,257
6.50%, 1/20/2043	25,000	28,253
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	50,000	51,125
Legg Mason, Inc. 4.75%, 3/15/2026	50,000	52,830
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	55,347
Nasdaq, Inc. 3.85%, 6/30/2026	5,000	5,073
Navient Corp.:
6.63%, 7/26/2021	35,000	37,625
Series MTN, 6.13%, 3/25/2024	75,000	77,531
Series MTN, 7.25%, 1/25/2022	10,000	10,925
Series MTN, 8.00%, 3/25/2020	200,000	223,500
Series MTN, 8.45%, 6/15/2018	50,000	52,650
NewStar Financial, Inc. 7.25%, 5/1/2020	25,000	25,578
Nomura Holdings, Inc. 6.70%, 3/4/2020	50,000	55,385
Och-Ziff Finance Co. LLC 4.50%, 11/20/2019 (a)	50,000	47,208
Synchrony Financial:
3.75%, 8/15/2021	15,000	15,407
4.25%, 8/15/2024	25,000	25,535

		2,054,502

ELECTRIC — 3.2%
AES Corp.:
5.50%, 3/15/2024	50,000	52,190
7.38%, 7/1/2021	50,000	57,250
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	10,000	10,029
CMS Energy Corp.:
3.60%, 11/15/2025	25,000	25,577
8.75%, 6/15/2019	20,000	22,465
Dominion Energy, Inc.:
1.90%, 6/15/2018	10,000	10,024
4.10%, 4/1/2021 (b)	80,000	83,966
DPL, Inc. 7.25%, 10/15/2021	50,000	53,375
DTE Energy Co.:
1.50%, 10/1/2019	20,000	19,701
Series B, 3.30%, 6/15/2022	20,000	20,522
Duke Energy Corp.:
2.10%, 6/15/2018	25,000	25,097
3.75%, 4/15/2024	25,000	26,127
EDP Finance B.V. 4.13%, 1/15/2020 (a)	50,000	51,687
Emera, Inc. (Series 16-A), 3 Month USD LIBOR + 5.440%, 6.75%, 6/15/2076 (c) (d)	50,000	56,500
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	59,462
Eversource Energy 1.45%, 5/1/2018	50,000	49,928
Exelon Corp. 3.50%, 6/1/2022	100,000	102,164
Exelon Generation Co. LLC 5.60%, 6/15/2042	50,000	50,209
FirstEnergy Corp.:
Series A, 2.75%, 3/15/2018	50,000	50,335
Series B, 4.25%, 3/15/2023	75,000	78,772
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	25,000	28,556
Great Plains Energy, Inc. 5.29%, 6/15/2022 (b)	25,000	27,371
Kansas City Power & Light Co. 3.15%, 3/15/2023	25,000	25,218

See accompanying notes to financial statements.

361

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
LG&E & KU Energy LLC 4.38%, 10/1/2021	$25,000	$26,575
NRG Yield Operating LLC 5.38%, 8/15/2024	50,000	52,500
NV Energy, Inc. 6.25%, 11/15/2020	25,000	28,125
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	42,356
Progress Energy, Inc. 7.75%, 3/1/2031	25,000	35,162
PSEG Power LLC:
2.45%, 11/15/2018	75,000	75,265
3.00%, 6/15/2021	15,000	15,231
Public Service Co. of New Mexico 3.85%, 8/1/2025	35,000	36,085
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	20,000	19,780
Puget Energy, Inc. 5.63%, 7/15/2022	25,000	27,929
Southern Power Co. 5.25%, 7/15/2043	25,000	26,605
Toledo Edison Co. 6.15%, 5/15/2037	50,000	62,085

		1,434,223

ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Anixter, Inc. 5.13%, 10/1/2021	50,000	53,250
Energizer Holdings, Inc. 5.50%, 6/15/2025 (a)	25,000	26,187

		79,437

ELECTRONICS — 0.6%
Agilent Technologies, Inc. 3.88%, 7/15/2023	25,000	26,155
Arrow Electronics, Inc.:
3.50%, 4/1/2022	25,000	25,539
3.88%, 1/12/2028	50,000	49,584
Avnet, Inc. 4.63%, 4/15/2026	25,000	25,841
Corning, Inc. 6.63%, 5/15/2019	30,000	32,473
Flex, Ltd. 5.00%, 2/15/2023	50,000	54,669
Fortive Corp. 3.15%, 6/15/2026	20,000	19,989
Jabil, Inc. 4.70%, 9/15/2022	50,000	53,116

		287,366

ENERGY-ALTERNATE SOURCES — 0.1%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	50,000	52,625

ENGINEERING & CONSTRUCTION — 0.2%
MasTec, Inc. 4.88%, 3/15/2023	25,000	24,984
Sydney Airport Finance Co. Pty, Ltd. 3.90%, 3/22/2023 (a)	25,000	26,007
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	40,000	41,875

		92,866

ENTERTAINMENT — 0.7%
GLP Capital L.P./GLP Financing II, Inc.:
4.88%, 11/1/2020	50,000	53,440
5.38%, 4/15/2026	100,000	109,230
International Game Technology PLC 6.25%, 2/15/2022 (a)	150,000	163,687

		326,357

ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	50,562
Republic Services, Inc.:
3.55%, 6/1/2022	25,000	26,021
3.80%, 5/15/2018	15,000	15,265
Waste Management, Inc.: 3.50%, 5/15/2024	25,000	26,041
6.10%, 3/15/2018	55,000	56,663

		174,552

FOOD — 2.1%
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a) (e)	25,000	24,625
Campbell Soup Co. 4.25%, 4/15/2021	25,000	26,602
Conagra Brands, Inc.:
3.20%, 1/25/2023	20,000	20,159
3.25%, 9/15/2022	20,000	20,233
Darling Ingredients, Inc. 5.38%, 1/15/2022	25,000	25,969
Flowers Foods, Inc. 3.50%, 10/1/2026	70,000	68,680
General Mills, Inc. 5.40%, 6/15/2040	25,000	29,171
Ingredion, Inc. 3.20%, 10/1/2026	20,000	19,684
JM Smucker Co. 4.25%, 3/15/2035	50,000	52,058
Kellogg Co. 4.50%, 4/1/2046	25,000	25,708
Kraft Heinz Foods Co.:
2.00%, 7/2/2018	58,000	58,147
3.00%, 6/1/2026	55,000	52,638
3.50%, 6/6/2022	25,000	25,830
4.38%, 6/1/2046	30,000	29,380
4.88%, 2/15/2025 (a)	60,000	64,307
6.13%, 8/23/2018	25,000	26,189
Kroger Co.:
2.00%, 1/15/2019	25,000	24,977
2.60%, 2/1/2021	10,000	10,000
3.50%, 2/1/2026	50,000	49,278
3.85%, 8/1/2023	20,000	20,849
5.15%, 8/1/2043	25,000	26,018
Series GMTN, 1.50%, 9/30/2019	40,000	39,406
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	50,000	51,781
Sysco Corp. 3.30%, 7/15/2026	25,000	24,802
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	35,000	37,363
Tyson Foods, Inc. 2.65%, 8/15/2019	50,000	50,631
Whole Foods Market, Inc. 5.20%, 12/3/2025	50,000	57,785

		962,270

FOREST PRODUCTS & PAPER — 0.4%
Clearwater Paper Corp. 5.38%, 2/1/2025 (a)	25,000	24,812
International Paper Co.:
7.95%, 6/15/2018	30,000	31,719
8.70%, 6/15/2038	50,000	73,490
Resolute Forest Products, Inc. 5.88%, 5/15/2023	25,000	24,313

		154,334

GAS — 1.0%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.63%, 5/20/2024	60,000	61,875

See accompanying notes to financial statements.

362

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.75%, 5/20/2027	$100,000	$101,250
5.88%, 8/20/2026	60,000	61,500
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	50,000	52,507
National Fuel Gas Co.:
4.90%, 12/1/2021	25,000	26,566
8.75%, 5/1/2019	10,000	11,078
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	97,013
4.40%, 6/1/2043	25,000	25,416

		437,205

HAND & MACHINE TOOLS — 0.0% (f)
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	15,000	15,146

HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories 4.90%, 11/30/2046	100,000	110,144
Becton Dickinson and Co.:
3.13%, 11/8/2021	50,000	50,929
4.67%, 6/6/2047	50,000	51,979
4.88%, 5/15/2044	25,000	25,932
Fresenius US Finance II, Inc. 4.50%, 1/15/2023 (a)	50,000	52,500
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	50,000	52,562
Life Technologies Corp. 6.00%, 3/1/2020	25,000	27,246
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/2021	25,000	26,050
5.30%, 2/1/2044	25,000	29,172
Zimmer Biomet Holdings, Inc. 4.25%, 8/15/2035	12,000	11,778

		438,292

HEALTH CARE SERVICES — 4.3%
Anthem, Inc.:
4.65%, 1/15/2043	50,000	53,887
4.65%, 8/15/2044	25,000	27,079
Centene Corp.:
4.75%, 5/15/2022	60,000	62,850
5.63%, 2/15/2021	50,000	52,125
6.13%, 2/15/2024	47,000	50,755
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021	50,000	50,625
6.25%, 3/31/2023	100,000	103,360
Fresenius Medical Care US Finance II, Inc.:
4.75%, 10/15/2024 (a)	70,000	73,981
5.63%, 7/31/2019 (a)	50,000	52,866
HCA, Inc.:
5.25%, 6/15/2026	150,000	161,595
5.38%, 2/1/2025	150,000	158,220
5.88%, 5/1/2023	168,000	182,700
5.88%, 2/15/2026	100,000	108,000
6.50%, 2/15/2020	50,000	54,500
7.50%, 2/15/2022	150,000	172,500
Humana, Inc. 2.63%, 10/1/2019	25,000	25,301
Laboratory Corp. of America Holdings 3.75%, 8/23/2022	50,000	51,959
LifePoint Health, Inc.:
5.38%, 5/1/2024	70,000	72,450
5.50%, 12/1/2021	50,000	51,750
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	60,000	61,950
Quest Diagnostics, Inc. 4.70%, 4/1/2021	25,000	26,749
Tenet Healthcare Corp.:
4.38%, 10/1/2021	50,000	50,750
4.75%, 6/1/2020	25,000	25,908
6.00%, 10/1/2020	125,000	133,750
Universal Health Services, Inc.:
3.75%, 8/1/2019 (a)	25,000	25,500
5.00%, 6/1/2026 (a)	50,000	51,875

		1,942,985

HOLDING COMPANIES-DIVERS — 0.1%
HRG Group, Inc. 7.88%, 7/15/2019	50,000	51,313

HOME BUILDERS — 1.4%
CalAtlantic Group, Inc. 5.38%, 10/1/2022	50,000	53,875
DR Horton, Inc.:
3.75%, 3/1/2019	50,000	51,145
4.75%, 2/15/2023	50,000	53,973
Lennar Corp.:
4.13%, 1/15/2022	100,000	103,500
4.50%, 11/15/2019	50,000	52,000
4.50%, 4/30/2024	40,000	41,296
4.75%, 12/15/2017	25,000	25,063
4.75%, 11/15/2022	10,000	10,625
MDC Holdings, Inc. 5.50%, 1/15/2024	25,000	26,438
PulteGroup, Inc.:
4.25%, 3/1/2021	57,143	59,500
6.38%, 5/15/2033	50,000	52,250
Toll Brothers Finance Corp.:
5.63%, 1/15/2024	50,000	53,875
6.75%, 11/1/2019	50,000	54,937

		638,477

HOME FURNISHINGS — 0.3%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64,000	65,043
Whirlpool Corp.:
2.40%, 3/1/2019	30,000	30,258
4.00%, 3/1/2024	25,000	26,434
Series MTN, 4.85%, 6/15/2021	10,000	10,885

		132,620

HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	51,938
Clorox Co. 3.50%, 12/15/2024	25,000	25,860
Spectrum Brands, Inc. 6.13%, 12/15/2024	100,000	107,125

		184,923

HOUSEWARES — 0.3%
Newell Brands, Inc.:
2.88%, 12/1/2019	25,000	25,429
3.85%, 4/1/2023	10,000	10,499
4.00%, 6/15/2022	25,000	26,282
4.00%, 12/1/2024	50,000	51,947

		114,157

INSURANCE — 2.6%
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	25,000	25,381

See accompanying notes to financial statements.

363

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
Allstate Corp. 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	$50,000	$54,750
American International Group, Inc.:
3.30%, 3/1/2021	30,000	30,865
4.13%, 2/15/2024	50,000	52,790
4.50%, 7/16/2044	50,000	50,844
Aon PLC 4.45%, 5/24/2043	25,000	25,226
AXA SA 8.60%, 12/15/2030	50,000	70,500
CNA Financial Corp.:
3.95%, 5/15/2024	25,000	25,933
4.50%, 3/1/2026	20,000	21,457
Enstar Group, Ltd. 4.50%, 3/10/2022	75,000	77,378
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	25,000	25,422
5.13%, 4/15/2022	25,000	27,751
Kemper Corp. 4.35%, 2/15/2025	70,000	70,697
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	82,257
Lincoln National Corp. 6.15%, 4/7/2036	50,000	60,719
Markel Corp. 5.35%, 6/1/2021	20,000	21,930
MetLife, Inc. 6.40%, 12/15/2066	50,000	57,750
Nationwide Financial Services, Inc. Series SR, 5.38%, 3/25/2021 (a)	25,000	27,418
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	54,188
Principal Financial Group, Inc.:
3.10%, 11/15/2026	30,000	29,560
3.30%, 9/15/2022	50,000	51,387
Prudential Financial, Inc. 3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	50,000	53,000
Trinity Acquisition PLC 4.63%, 8/15/2023	20,000	21,438
Voya Financial, Inc. 3.13%, 7/15/2024 (g)	100,000	98,750
XLIT, Ltd. 5.75%, 10/1/2021	50,000	55,963

		1,173,354

INTERNET — 0.7%
eBay, Inc.:
2.20%, 8/1/2019	45,000	45,180
3.80%, 3/9/2022	50,000	52,250
Expedia, Inc. 5.00%, 2/15/2026	50,000	54,748
IAC/InterActiveCorp 4.88%, 11/30/2018	39,000	39,390
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	51,188
5.25%, 4/1/2025	50,000	53,375

		296,131

INVESTMENT COMPANY SECURITY — 0.1%
FS Investment Corp. 4.00%, 7/15/2019	50,000	50,505

IRON/STEEL — 0.9%
ArcelorMittal:
5.75%, 8/5/2020	50,000	53,875
6.00%, 3/1/2021	100,000	108,000
7.50%, 10/15/2039	77,000	86,340
Cliffs Natural Resources, Inc. 8.25%, 3/31/2020 (a)	50,000	54,500
Commercial Metals Co. 4.88%, 5/15/2023	50,000	50,625
United States Steel Corp. 8.38%, 7/1/2021 (a)	32,000	35,280

		388,620

IT SERVICES — 2.5%
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (a)	100,000	102,338
4.42%, 6/15/2021 (a)	25,000	26,358
5.45%, 6/15/2023 (a)	50,000	54,258
5.88%, 6/15/2021 (a)	45,000	47,137
6.02%, 6/15/2026 (a)	20,000	22,030
7.13%, 6/15/2024 (a) (c)	50,000	55,000
8.35%, 7/15/2046 (a)	35,000	45,170
EMC Corp. 2.65%, 6/1/2020	200,000	195,760
Hewlett Packard Enterprise Co.:
2.85%, 10/5/2018	75,000	75,642
4.90%, 10/15/2025	20,000	20,968
6.35%, 10/15/2045	25,000	26,422
HP, Inc.:
4.05%, 9/15/2022	25,000	26,307
6.00%, 9/15/2041	25,000	26,481
Leidos Holdings, Inc. 4.45%, 12/1/2020	50,000	52,031
NCR Corp. 5.00%, 7/15/2022	50,000	51,125
Seagate HDD Cayman:
4.75%, 6/1/2023	10,000	10,425
4.75%, 1/1/2025	50,000	50,386
4.88%, 3/1/2024 (a)	50,000	50,960
Western Digital Corp. 10.50%, 4/1/2024	150,000	177,000

		1,115,798

LEISURE TIME — 0.1%
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	50,000	55,329

LODGING — 1.1%
Choice Hotels International, Inc. 5.75%, 7/1/2022	25,000	27,611
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	35,000	35,481
Hyatt Hotels Corp. 4.85%, 3/15/2026	25,000	27,305
Marriott International, Inc.:
3.38%, 10/15/2020	25,000	25,815
3.75%, 3/15/2025	25,000	25,754
MGM Resorts International:
4.63%, 9/1/2026	100,000	101,000
7.75%, 3/15/2022	150,000	175,500
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	50,000	50,219
5.10%, 10/1/2025 (c)	20,000	21,601
5.63%, 3/1/2021	10,000	10,944

		501,230

MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC 4.38%, 11/6/2020	175,000	183,540
Roper Technologies, Inc. 2.05%, 10/1/2018	50,000	50,098
Wabtec Corp. 3.45%, 11/15/2026 (a)	20,000	19,719
Xylem, Inc. 3.25%, 11/1/2026	30,000	29,874

		283,231

MEDIA — 7.7%
21st Century Fox America, Inc.:
5.40%, 10/1/2043	25,000	28,732
6.20%, 12/15/2034	25,000	30,780

See accompanying notes to financial statements.

364

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
6.40%, 12/15/2035	$50,000	$63,365
7.25%, 5/18/2018	20,000	20,927
8.25%, 8/10/2018	20,000	21,358
Altice US Finance I Corp. 5.38%, 7/15/2023 (a)	50,000	52,065
AMC Networks, Inc. 5.00%, 4/1/2024	100,000	102,500
CBS Corp.:
3.38%, 3/1/2022	50,000	51,589
3.38%, 2/15/2028 (g)	30,000	29,403
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/2023	36,000	37,127
5.13%, 5/1/2023 (a)	100,000	104,880
5.75%, 9/1/2023	100,000	104,250
5.75%, 2/15/2026 (a)	90,000	96,300
5.88%, 4/1/2024 (a)	100,000	106,750
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	50,000	54,016
5.38%, 5/1/2047 (a)	65,000	68,766
6.38%, 10/23/2035	25,000	29,634
6.83%, 10/23/2055	50,000	60,942
Cox Communications, Inc.:
3.25%, 12/15/2022 (a)	75,000	74,843
4.80%, 2/1/2035 (a)	50,000	48,895
CSC Holdings LLC 6.63%, 10/15/2025 (a)	303,000	334,057
Discovery Communications LLC 4.90%, 3/11/2026	50,000	52,999
DISH DBS Corp.:
4.25%, 4/1/2018	150,000	151,920
5.13%, 5/1/2020	75,000	78,375
5.88%, 7/15/2022	50,000	53,750
5.88%, 11/15/2024	100,000	106,750
6.75%, 6/1/2021	100,000	110,880
7.75%, 7/1/2026	29,000	34,365
Historic TW, Inc. 6.63%, 5/15/2029	25,000	31,393
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	50,000	50,765
5.00%, 4/15/2022 (a)	50,000	51,875
Pearson Funding Five PLC 3.25%, 5/8/2023 (a)	25,000	24,253
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	121,000	125,689
5.75%, 8/1/2021 (a)	100,000	103,250
6.00%, 7/15/2024 (a)	50,000	53,125
TEGNA, Inc.:
5.13%, 10/15/2019	50,000	51,187
5.13%, 7/15/2020	50,000	51,375
Thomson Reuters Corp. 4.30%, 11/23/2023	25,000	26,806
Time Warner Cable LLC:
4.00%, 9/1/2021	75,000	78,398
6.75%, 7/1/2018	75,000	78,466
6.75%, 6/15/2039	25,000	30,600
Time Warner, Inc.:
4.65%, 6/1/2044	25,000	24,724
4.88%, 3/15/2020	50,000	53,444
6.25%, 3/29/2041	25,000	30,542
7.63%, 4/15/2031	50,000	68,196
Viacom, Inc.:
3.45%, 10/4/2026	25,000	24,085
4.38%, 3/15/2043	20,000	17,778
5.25%, 4/1/2044	50,000	50,071
6.88%, 4/30/2036	25,000	29,212
Videotron, Ltd. 5.00%, 7/15/2022	50,000	53,000
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	200,000	208,250
Western Digital Corp. 7.38%, 4/1/2023 (a)	50,000	54,937

		3,481,639

MINING — 4.0%
Alcoa, Inc.:
5.87%, 2/23/2022	75,000	80,156
6.75%, 1/15/2028	50,000	55,250
Anglo American Capital PLC:
4.13%, 9/27/2022 (a)	25,000	25,625
4.75%, 4/10/2027 (a)	200,000	205,220
9.38%, 4/8/2019 (a)	100,000	111,937
Arconic, Inc.:
5.95%, 2/1/2037	50,000	50,515
6.15%, 8/15/2020	25,000	27,031
Barrick Gold Corp. 5.25%, 4/1/2042	50,000	56,890
Barrick North America Finance LLC 5.75%, 5/1/2043	50,000	60,600
BHP Billiton Finance USA, Ltd. 5 Year USD Swap + 4.97%, 6.25%, 10/19/2075 (a) (d)	50,000	54,500
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	30,714
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	100,000	113,880
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	50,000	49,750
3.10%, 3/15/2020	100,000	97,750
3.55%, 3/1/2022	100,000	93,990
5.45%, 3/15/2043	75,000	64,688
6.50%, 11/15/2020	84,000	86,310
6.88%, 2/15/2023	50,000	52,813
Glencore Finance Canada, Ltd.:
4.25%, 10/25/2022 (a)	25,000	25,899
4.95%, 11/15/2021 (a)	75,000	80,212
Glencore Funding LLC 4.13%, 5/30/2023 (a)	25,000	25,652
Goldcorp, Inc.:
3.63%, 6/9/2021	50,000	51,830
3.70%, 3/15/2023	25,000	25,840
Kinross Gold Corp. 5.13%, 9/1/2021	25,000	26,500
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,853
4.88%, 3/15/2042	25,000	26,416
6.25%, 10/1/2039	25,000	30,683
Teck Resources, Ltd.:
6.25%, 7/15/2041	100,000	103,750
8.50%, 6/1/2024 (a)	50,000	57,750

		1,798,004

See accompanying notes to financial statements.

365

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 5.38%, 9/15/2024 (a)	$50,000	$51,750
Crane Co. 2.75%, 12/15/2018	25,000	25,260
Eaton Corp. 2.75%, 11/2/2022	50,000	50,273
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	10,000	10,553

		137,836

OFFICE & BUSINESS EQUIPMENT — 0.4%
Pitney Bowes, Inc.:
3.38%, 10/1/2021	15,000	14,900
3.88%, 5/15/2022	50,000	49,987
Xerox Corp.:
4.50%, 5/15/2021	50,000	52,373
4.80%, 3/1/2035	30,000	28,265
6.35%, 5/15/2018	25,000	25,929

		171,454

OIL & GAS — 6.0%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021	50,000	53,367
5.55%, 3/15/2026 (c)	50,000	55,875
Antero Resources Corp.:
5.00%, 3/1/2025 (a)	25,000	24,281
5.38%, 11/1/2021	100,000	101,000
Apache Corp. 3.25%, 4/15/2022	75,000	76,093
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	50,000	58,276
Cenovus Energy, Inc.:
4.25%, 4/15/2027 (a) (c)	25,000	23,816
5.70%, 10/15/2019	50,000	52,750
6.75%, 11/15/2039	50,000	52,545
Chesapeake Energy Corp. 8.00%, 1/15/2025 (a) (c)	25,000	25,000
Cimarex Energy Co. 4.38%, 6/1/2024	25,000	26,206
Concho Resources, Inc. 5.50%, 4/1/2023	100,000	103,000
ConocoPhillips 5.75%, 2/1/2019	16,000	16,935
ConocoPhillips Co.:
2.88%, 11/15/2021	15,000	15,241
4.95%, 3/15/2026	30,000	33,412
Continental Resources, Inc.:
3.80%, 6/1/2024	100,000	91,810
4.50%, 4/15/2023 (c)	50,000	47,625
5.00%, 9/15/2022	50,000	49,125
Devon Energy Corp. 3.25%, 5/15/2022	50,000	49,692
Encana Corp.: 6.50%, 5/15/2019	50,000	53,437
6.50%, 8/15/2034	25,000	28,525
6.50%, 2/1/2038	25,000	28,513
Ensco PLC 5.20%, 3/15/2025	100,000	80,690
EOG Resources, Inc. 4.15%, 1/15/2026	10,000	10,507
EQT Corp. 6.50%, 4/1/2018	25,000	25,817
Hess Corp.:
4.30%, 4/1/2027	50,000	48,839
5.80%, 4/1/2047	50,000	50,416
7.13%, 3/15/2033	25,000	28,241
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	50,000	46,125
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	52,985
Husky Energy, Inc. 3.95%, 4/15/2022	50,000	51,684
Marathon Oil Corp. 6.00%, 10/1/2017	16,000	16,152
Marathon Petroleum Corp.:
5.13%, 3/1/2021	25,000	27,099
5.85%, 12/15/2045	15,000	15,208
6.50%, 3/1/2041	25,000	28,872
MEG Energy Corp. 6.50%, 1/15/2025 (a) (c)	50,000	45,000
Murphy Oil Corp.:
3.50%, 12/1/2017	25,000	25,156
6.13%, 12/1/2042	5,000	4,713
Murphy Oil USA, Inc. 6.00%, 8/15/2023	25,000	26,375
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	47,490
5.50%, 1/15/2023 (a) (c)	25,000	23,687
6.15%, 2/15/2018 (e)	35,000	35,350
Newfield Exploration Co. 5.63%, 7/1/2024	100,000	104,125
Noble Energy, Inc.:
4.15%, 12/15/2021	25,000	26,342
6.00%, 3/1/2041	25,000	27,975
Noble Holding International, Ltd.:
3.95%, 3/15/2022	25,000	19,875
7.70%, 4/1/2025	100,000	76,750
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023 (c)	60,000	60,216
Phillips 66: 4.30%, 4/1/2022	25,000	26,789
4.88%, 11/15/2044	25,000	26,798
Pride International LLC 6.88%, 8/15/2020 (c)	25,000	25,625
QEP Resources, Inc. 5.25%, 5/1/2023	25,000	23,469
Range Resources Corp. 5.00%, 8/15/2022 (a)	100,000	98,500
Southwestern Energy Co.:
4.10%, 3/15/2022 (c)	50,000	46,565
5.80%, 1/23/2020	50,000	51,000
Tesoro Corp.:
4.75%, 12/15/2023 (a)	50,000	53,930
5.13%, 4/1/2024	50,000	52,875
Transocean, Inc. 9.00%, 7/15/2023 (a)	50,000	51,875
Ultra Resources, Inc.:
6.88%, 4/15/2022 (a)	50,000	49,625
7.13%, 4/15/2025 (a)	65,000	63,947
Valero Energy Corp. 6.63%, 6/15/2037	50,000	61,755

		2,704,966

OIL & GAS SERVICES — 0.5%
Halliburton Co. 3.80%, 11/15/2025	100,000	102,482
National Oilwell Varco, Inc. 2.60%, 12/1/2022	25,000	24,173
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	47,500	50,469
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	47,500	48,450

		225,574

PACKAGING & CONTAINERS — 0.7%
Ball Corp.:
4.38%, 12/15/2020	60,000	63,225

See accompanying notes to financial statements.

366

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.00%, 3/15/2022	$25,000	$26,750
Graphic Packaging International, Inc. 4.88%, 11/15/2022	50,000	52,688
Packaging Corp. of America 4.50%, 11/1/2023	25,000	26,824
Sealed Air Corp. 6.50%, 12/1/2020 (a)	66,000	73,672
Silgan Holdings, Inc. 5.50%, 2/1/2022	25,000	25,625
WestRock RKT Co. 4.90%, 3/1/2022	50,000	54,491

		323,275

PHARMACEUTICALS — 2.3%
AbbVie, Inc.:
2.90%, 11/6/2022	100,000	100,941
3.60%, 5/14/2025	100,000	102,006
4.70%, 5/14/2045	25,000	26,566
Actavis, Inc. 3.25%, 10/1/2022	50,000	51,086
Allergan Funding SCS:
3.80%, 3/15/2025	100,000	103,435
4.55%, 3/15/2035	50,000	53,366
Allergan, Inc.:
1.35%, 3/15/2018	30,000	29,930
2.80%, 3/15/2023	40,000	39,607
Baxalta, Inc. 2.00%, 6/22/2018	50,000	50,081
Cardinal Health, Inc.:
1.95%, 6/15/2018	15,000	15,040
4.37%, 6/15/2047	50,000	51,665
Express Scripts Holding Co. 4.50%, 2/25/2026	50,000	52,990
Forest Laboratories LLC 4.38%, 2/1/2019 (a)	50,000	51,564
McKesson Corp. 4.75%, 3/1/2021	25,000	26,817
Mylan NV 5.25%, 6/15/2046	50,000	54,695
Mylan, Inc. 2.60%, 6/24/2018	25,000	25,180
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	20,000	19,907
Valeant Pharmaceuticals International, Inc. 7.00%, 3/15/2024 (a)	100,000	105,250
Zoetis, Inc. 4.50%, 11/13/2025	50,000	54,588

		1,014,714

PIPELINES — 6.9%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	25,000	24,802
5.95%, 6/1/2026	50,000	55,676
Buckeye Partners L.P.:
2.65%, 11/15/2018	25,000	25,133
3.95%, 12/1/2026	35,000	34,644
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	95,000	101,413
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018	20,000	20,092
DCP Midstream Operating L.P.:
2.70%, 4/1/2019	25,000	24,781
4.75%, 9/30/2021 (a)	50,000	51,188
4.95%, 4/1/2022	75,000	76,125
5.35%, 3/15/2020 (a)	25,000	26,156
Enable Midstream Partners L.P. 2.40%, 5/15/2019	25,000	24,902
Enbridge, Inc.:
3.50%, 6/10/2024	20,000	19,991
3.70%, 7/15/2027 (g)	100,000	99,926
Energy Transfer Equity L.P.:
5.88%, 1/15/2024	50,000	52,625
7.50%, 10/15/2020	50,000	56,000
Energy Transfer L.P.:
2.50%, 6/15/2018	105,000	105,515
4.15%, 10/1/2020	50,000	51,930
6.50%, 2/1/2042	50,000	55,852
6.63%, 10/15/2036	1,000	1,118
EnLink Midstream Partners L.P. 5.45%, 6/1/2047	100,000	99,709
Enterprise Products Operating LLC:
3.35%, 3/15/2023	100,000	102,683
4.85%, 3/15/2044	50,000	53,002
4.90%, 5/15/2046	30,000	32,260
EQT Midstream Partners L.P. 4.13%, 12/1/2026	65,000	65,586
Gibson Energy, Inc. 6.75%, 7/15/2021 (a)	9,000	9,304
Kinder Morgan Energy Partners L.P.:
5.00%, 3/1/2043	25,000	24,118
6.50%, 9/1/2039	50,000	56,621
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	50,000	51,038
Kinder Morgan, Inc.:
3.05%, 12/1/2019	25,000	25,434
Series GMTN, 7.75%, 1/15/2032	50,000	62,869
Magellan Midstream Partners L.P. 5.00%, 3/1/2026	50,000	55,140
MPLX L.P.:
4.13%, 3/1/2027	65,000	65,221
5.50%, 2/15/2023	75,000	77,008
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	100,000	101,900
NuStar Logistics L.P.:
4.80%, 9/1/2020	50,000	52,000
5.63%, 4/28/2027	30,000	31,575
ONEOK Partners L.P.:
3.20%, 9/15/2018	30,000	30,351
3.38%, 10/1/2022	25,000	25,229
ONEOK, Inc. 7.50%, 9/1/2023	50,000	59,685
Phillips 66 Partners L.P. 4.90%, 10/1/2046	25,000	24,610
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	25,000	25,504
3.85%, 10/15/2023	6,000	6,040
4.50%, 12/15/2026	50,000	50,567
5.15%, 6/1/2042	25,000	24,011
6.50%, 5/1/2018	21,000	21,749
Regency Energy Partners L.P./Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	51,750
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	50,000	53,125
6.85%, 7/15/2018 (a)	50,000	52,125
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	25,000	27,231
5.63%, 4/15/2023	50,000	55,580

See accompanying notes to financial statements.

367

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
5.63%, 3/1/2025	$50,000	$55,073
Spectra Energy Capital LLC 3.30%, 3/15/2023	50,000	50,187
Spectra Energy Partners L.P. 3.38%, 10/15/2026	40,000	39,099
Sunoco Logistics Partners Operations L.P. 5.95%, 12/1/2025	25,000	28,115
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.25%, 5/1/2023	50,000	51,125
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	50,000	59,522
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 5.88%, 10/1/2020	50,000	50,938
Transcontinental Gas Pipe Line Co. LLC: 6.05%, 6/15/2018	20,000	20,737
7.85%, 2/1/2026	50,000	64,328
Valero Energy Partners L.P. 4.38%, 12/15/2026	45,000	45,998
Western Gas Partners L.P.:
4.00%, 7/1/2022	50,000	51,255
4.65%, 7/1/2026	25,000	25,591
Williams Cos., Inc.:
4.55%, 6/24/2024	50,000	51,188
7.88%, 9/1/2021	50,000	58,125
Williams Partners L.P.:
4.00%, 9/15/2025	20,000	20,368
4.30%, 3/4/2024	25,000	26,004
4.90%, 1/15/2045	25,000	25,033
Williams Partners L.P./ACMP Finance Corp. 4.88%, 5/15/2023	10,000	10,383

		3,113,963

REAL ESTATE — 0.1%
CBRE Services, Inc. 5.00%, 3/15/2023	50,000	52,282

REAL ESTATE INVESTMENT TRUSTS — 3.7%
Alexandria Real Estate Equities, Inc. 3.90%, 6/15/2023	25,000	25,830
American Tower Corp.:
3.13%, 1/15/2027	50,000	47,991
4.40%, 2/15/2026	50,000	52,405
Boston Properties L.P. 3.85%, 2/1/2023	50,000	52,604
Brandywine Operating Partnership L.P. 4.55%, 10/1/2029	25,000	25,250
Brixmor Operating Partnership L.P. 4.13%, 6/15/2026	10,000	9,942
CBL & Associates L.P. 5.95%, 12/15/2026 (c)	40,000	39,609
Corporate Office Properties L.P. 5.25%, 2/15/2024	25,000	26,764
Crown Castle International Corp.:
3.70%, 6/15/2026	35,000	35,300
4.88%, 4/15/2022	25,000	27,311
CubeSmart L.P. 3.13%, 9/1/2026	20,000	19,004
Digital Realty Trust L.P. 5.25%, 3/15/2021	25,000	27,076
Duke Realty L.P. 3.63%, 4/15/2023	10,000	10,240
DuPont Fabros Technology L.P. 5.88%, 9/15/2021	25,000	25,985
EPR Properties:
4.50%, 6/1/2027	50,000	50,300
5.75%, 8/15/2022	25,000	27,616
Equinix, Inc.:
5.38%, 4/1/2023	50,000	52,065
5.88%, 1/15/2026	65,000	70,870
Essex Portfolio L.P. 5.20%, 3/15/2021	50,000	54,056
HCP, Inc.:
3.88%, 8/15/2024	50,000	50,974
4.00%, 6/1/2025	50,000	51,217
Hospitality Properties Trust:
4.50%, 6/15/2023	50,000	52,400
4.95%, 2/15/2027	20,000	20,885
Host Hotels & Resorts L.P. Series F, 4.50%, 2/1/2026	50,000	52,432
Iron Mountain, Inc. 6.00%, 8/15/2023	50,000	53,000
Kimco Realty Corp. 3.20%, 5/1/2021	25,000	25,384
Mid-America Apartments L.P. 3.60%, 6/1/2027	25,000	24,933
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	25,000	25,633
Realty Income Corp. 3.88%, 7/15/2024	25,000	25,817
Regency Centers L.P. 3.75%, 6/15/2024	25,000	25,517
Select Income REIT 4.50%, 2/1/2025	75,000	75,110
Senior Housing Properties Trust 4.75%, 5/1/2024	10,000	10,312
Starwood Property Trust, Inc. 5.00%, 12/15/2021 (a)	55,000	57,338
Tanger Properties L.P. 3.88%, 12/1/2023	20,000	20,406
UDR, Inc. Series MTN, 2.95%, 9/1/2026	20,000	18,897
Uniti Group, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	13,000	13,520
Ventas Realty L.P. 4.13%, 1/15/2026	10,000	10,284
Ventas Realty L.P./Ventas Capital Corp.:
2.70%, 4/1/2020	50,000	50,436
3.25%, 8/15/2022	25,000	25,314
VEREIT Operating Partnership L.P.:
3.00%, 2/6/2019	50,000	50,474
4.88%, 6/1/2026	38,000	40,148
Washington Real Estate Investment Trust 4.95%, 10/1/2020	20,000	21,107
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 9/17/2024 (a)	25,000	25,315
Weingarten Realty Investors 3.25%, 8/15/2026	20,000	19,065
Welltower, Inc.:
4.13%, 4/1/2019	50,000	51,491
4.25%, 4/1/2026	50,000	52,285
Weyerhaeuser Co. 7.38%, 10/1/2019	25,000	27,732

		1,657,644

RETAIL — 3.4%
AutoNation, Inc. 4.50%, 10/1/2025	20,000	20,868
AutoZone, Inc.:
3.13%, 4/21/2026	25,000	24,057
7.13%, 8/1/2018	30,000	31,654
Bed Bath & Beyond, Inc. 4.92%, 8/1/2034	25,000	23,468
Coach, Inc. 4.13%, 7/15/2027	100,000	98,911
CST Brands, Inc. 5.00%, 5/1/2023	25,000	26,208

See accompanying notes to financial statements.

368

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
CVS Health Corp.:
3.88%, 7/20/2025	$50,000	$51,987
5.00%, 12/1/2024	25,000	27,692
5.13%, 7/20/2045	50,000	57,320
Dollar General Corp. 1.88%, 4/15/2018	20,000	20,015
Dollar Tree, Inc. 5.75%, 3/1/2023	50,000	52,765
GameStop Corp. 5.50%, 10/1/2019 (a)	25,000	25,720
Gap, Inc. 5.95%, 4/12/2021 (c)	25,000	27,076
Group 1 Automotive, Inc. 5.00%, 6/1/2022	25,000	25,313
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/1/2024 (a)	75,000	77,722
5.25%, 6/1/2026 (a)	25,000	26,312
Kohl’s Corp. 4.75%, 12/15/2023	25,000	25,640
L Brands, Inc.:
6.75%, 7/1/2036	60,000	57,600
6.88%, 11/1/2035	172,000	165,980
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	50,000	49,593
6.65%, 7/15/2024	20,000	21,788
McDonald’s Corp.:
Series MTN, 3.63%, 5/20/2021	10,000	10,460
Series MTN, 3.70%, 1/30/2026	100,000	103,562
Series MTN, 4.70%, 12/9/2035	125,000	137,961
O’Reilly Automotive, Inc. 3.55%, 3/15/2026	50,000	50,343
PVH Corp. 4.50%, 12/15/2022	25,000	25,813
QVC, Inc.:
4.38%, 3/15/2023	75,000	75,858
4.45%, 2/15/2025	25,000	24,668
5.13%, 7/2/2022	20,000	21,146
Sally Holdings LLC/Sally Capital, Inc.:
5.63%, 12/1/2025	25,000	25,470
5.75%, 6/1/2022	10,000	10,288
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/2024	25,000	24,875
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	25,000	25,965
4.65%, 6/1/2046	50,000	52,334

		1,526,432

SEMICONDUCTORS — 1.4%
KLA-Tencor Corp.:
4.65%, 11/1/2024	50,000	53,998
5.65%, 11/1/2034	25,000	28,489
Micron Technology, Inc. 5.25%, 8/1/2023 (a)	100,000	104,100
NVIDIA Corp. 3.20%, 9/16/2026	50,000	49,577
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	200,000	215,750
Qorvo, Inc.:
6.75%, 12/1/2023	50,000	54,750
7.00%, 12/1/2025	65,000	73,856
Sensata Technologies B.V. 4.88%, 10/15/2023 (a)	50,000	51,000

		631,520

SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	55,000	59,059

SOFTWARE — 1.3%
Activision Blizzard, Inc.:
3.40%, 9/15/2026	10,000	10,017
6.13%, 9/15/2023 (a)	55,000	59,250
CA, Inc. 4.70%, 3/15/2027	100,000	102,042
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	25,000	25,977
4.50%, 8/15/2046	50,000	51,291
First Data Corp.:
5.00%, 1/15/2024 (a)	50,000	51,485
5.38%, 8/15/2023 (a)	72,000	75,240
Fiserv, Inc. 3.50%, 10/1/2022	25,000	25,862
MSCI, Inc. 5.25%, 11/15/2024 (a)	50,000	53,000
Nuance Communications, Inc. 5.63%, 12/15/2026 (a)	40,000	42,552
Open Text Corp. 5.88%, 6/1/2026 (a)	73,000	78,292
PTC, Inc. 6.00%, 5/15/2024	15,000	16,312

		591,320

TELECOMMUNICATIONS — 9.9%
AT&T, Inc.:
1.75%, 1/15/2018 (c)	247,000	247,179
3.40%, 5/15/2025	150,000	147,463
3.80%, 3/15/2022	50,000	51,752
3.90%, 3/11/2024	100,000	102,413
4.13%, 2/17/2026	100,000	102,527
4.75%, 5/15/2046	100,000	98,060
5.55%, 8/15/2041	50,000	54,330
6.00%, 8/15/2040	50,000	56,458
British Telecommunications PLC 9.13%, 12/15/2030	50,000	76,024
CenturyLink, Inc.:
Series T, 5.80%, 3/15/2022	50,000	52,000
Series U, 7.65%, 3/15/2042	100,000	92,875
Series V, 5.63%, 4/1/2020	100,000	105,812
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	75,000	111,231
Embarq Corp. 8.00%, 6/1/2036	50,000	50,565
Frontier Communications Corp. 8.50%, 4/15/2020	49,000	51,450
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	50,000	52,250
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	50,500
Koninklijke KPN NV 10 Year USD Swap + 5.33%, 7.00%, 3/28/2073 (a) (d)	50,000	55,530
Level 3 Financing, Inc.:
5.25%, 3/15/2026	50,000	51,938
5.38%, 8/15/2022	100,000	102,687
Motorola Solutions, Inc. 4.00%, 9/1/2024	50,000	50,267
Nokia Oyj 5.38%, 5/15/2019	49,000	51,773
Orange SA 9.00%, 3/1/2031	50,000	75,628
Qwest Corp. 7.13%, 11/15/2043	50,000	49,575
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	52,745

See accompanying notes to financial statements.

369

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Security Description	Principal Amount	Value
SoftBank Group Corp. 4.50%, 4/15/2020 (a)	$100,000	$103,687
Sprint Communications, Inc.:
7.00%, 3/1/2020 (a)	50,000	54,890
9.00%, 11/15/2018 (a)	37,000	40,156
T-Mobile USA, Inc.:
6.50%, 1/15/2024	50,000	53,690
6.50%, 1/15/2026	135,000	149,013
6.63%, 4/1/2023	75,000	79,125
6.84%, 4/28/2023	100,000	106,750
Telecom Italia Capital SA:
6.00%, 9/30/2034	50,000	52,813
6.38%, 11/15/2033	50,000	54,000
7.20%, 7/18/2036	100,000	115,880
Telecom Italia SpA 5.30%, 5/30/2024 (a)	100,000	107,500
Telefonica Emisiones SAU:
5.13%, 4/27/2020	50,000	53,925
7.05%, 6/20/2036	50,000	65,683
Verizon Communications, Inc.:
2.95%, 3/15/2022 (a)	153,000	154,063
4.27%, 1/15/2036	30,000	28,955
4.50%, 9/15/2020	216,000	230,740
4.52%, 9/15/2048	50,000	47,305
4.67%, 3/15/2055	66,000	61,788
5.01%, 4/15/2049 (a)	13,000	13,129
5.01%, 8/21/2054	50,000	49,206
5.05%, 3/15/2034	75,000	79,400
5.15%, 9/15/2023	150,000	166,618
6.25%, 4/1/2037	50,000	59,109
Verizon Florida LLC Series E, 6.86%, 2/1/2028	68,000	53,833
Vodafone Group PLC 2.95%, 2/19/2023	100,000	100,534
Wind Acquisition Finance SA:
4.75%, 7/15/2020 (a)	100,000	101,000
6.50%, 4/30/2020 (a)	250,000	259,062

		4,434,886

TOBACCO — 0.1%
Reynolds American, Inc. 4.45%, 6/12/2025	50,000	53,568

TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc.:
2.35%, 5/6/2019	25,000	24,990
4.35%, 10/1/2020	25,000	26,307

		51,297

TRANSPORTATION — 1.3%
AP Moeller - Maersk A/S 3.75%, 9/22/2024 (a)	25,000	25,208
Canadian Pacific Railway Co.:
4.50%, 1/15/2022	25,000	26,803
4.80%, 9/15/2035	50,000	55,741
CSX Corp.:
4.40%, 3/1/2043	25,000	26,628
6.22%, 4/30/2040	25,000	32,886
FedEx Corp.:
2.30%, 2/1/2020	20,000	20,154
3.90%, 2/1/2035	25,000	24,814
4.55%, 4/1/2046	25,000	26,261
4.90%, 1/15/2034	50,000	55,655
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	20,000	20,659
Norfolk Southern Corp.:
2.90%, 6/15/2026	10,000	9,841
3.25%, 12/1/2021	10,000	10,325
4.80%, 8/15/2043	50,000	56,170
5.75%, 4/1/2018	25,000	25,731
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.88%, 7/17/2018 (a)	75,000	75,752
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	40,000	39,490
Series MTN, 2.45%, 9/3/2019	50,000	50,455

		582,573

TRUCKING & LEASING — 0.4%
GATX Corp.:
2.50%, 7/30/2019	25,000	25,130
3.90%, 3/30/2023	25,000	25,906
4.75%, 6/15/2022	35,000	37,974
Park Aerospace Holdings, Ltd. 5.25%, 8/15/2022 (a)	100,000	104,340

		193,350

TOTAL CORPORATE BONDS & NOTES (Cost $42,645,523)		44,014,017

	Shares
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (h) (i)	614,316	614,316
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	630,630	630,630

TOTAL SHORT-TERM INVESTMENTS (Cost $1,244,946)		1,244,946

TOTAL INVESTMENTS — 100.7% (Cost $43,890,469)		45,258,963
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(294,741)

NET ASSETS — 100.0%		$44,964,222

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 19.6% of net assets as of June 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of June 30, 2017. Maturity date shown is the final maturity.
(c)	All or a portion of the shares of the security are on loan at June 30, 2017.
(d)	Variable Rate Security — Interest rate shown is rate in effect at June 30, 2017.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by

See accompanying notes to financial statements.

370

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

the Board of Trustees. As of June 30, 2017, total aggregate fair value of securities is $59,975 representing 0.1% of net assets.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2017.
(j)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$133,887	$—	$133,887
Aerospace & Defense	—	385,220	—	385,220
Agriculture	—	74,162	—	74,162
Airlines	—	142,209	—	142,209
Apparel	—	61,991	—	61,991
Auto Manufacturers	—	1,038,781	—	1,038,781
Auto Parts & Equipment	—	407,627	—	407,627
Banks	—	2,290,947	—	2,290,947
Beverages	—	656,719	—	656,719
Biotechnology	—	446,712	—	446,712
Chemicals	—	1,083,439	—	1,083,439
Commercial Services	—	560,749	—	560,749
Construction Materials	—	384,964	—	384,964
Distribution & Wholesale	—	103,406	—	103,406
Diversified Financial Services	—	2,054,502	—	2,054,502
Electric	—	1,434,223	—	1,434,223
Electrical Components & Equipment	—	79,437	—	79,437
Electronics	—	287,366	—	287,366
Energy-Alternate Sources	—	52,625	—	52,625
Engineering & Construction	—	92,866	—	92,866
Entertainment.	—	326,357	—	326,357
Environmental Control	—	174,552	—	174,552
Food	—	962,270	—	962,270
Forest Products & Paper	—	154,334	—	154,334
Gas	—	437,205	—	437,205
Hand & Machine Tools	—	15,146	—	15,146
Health Care Products	—	438,292	—	438,292
Health Care Services	—	1,942,985	—	1,942,985
Holding Companies-Divers	—	51,313	—	51,313
Home Builders	—	638,477	—	638,477
Home Furnishings	—	132,620	—	132,620
Household Products & Wares	—	184,923	—	184,923
Housewares	—	114,157	—	114,157
Insurance	—	1,173,354	—	1,173,354
Internet	—	296,131	—	296,131
Investment Company Security	—	50,505	—	50,505
Iron/Steel	—	388,620	—	388,620
IT Services	—	1,115,798	—	1,115,798
Leisure Time	—	55,329	—	55,329
Lodging	—	501,230	—	501,230
Machinery-Diversified	—	283,231	—	283,231

See accompanying notes to financial statements.

371

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Media	$—	$3,481,639	$—	$3,481,639
Mining	—	1,798,004	—	1,798,004
Miscellaneous Manufacturer	—	137,836	—	137,836
Office & Business Equipment	—	171,454	—	171,454
Oil & Gas	—	2,704,966	—	2,704,966
Oil & Gas Services	—	225,574	—	225,574
Packaging & Containers	—	323,275	—	323,275
Pharmaceuticals	—	1,014,714	—	1,014,714
Pipelines	—	3,113,963	—	3,113,963
Real Estate	—	52,282	—	52,282
Real Estate Investment Trusts	—	1,657,644	—	1,657,644
Retail	—	1,526,432	—	1,526,432
Semiconductors	—	631,520	—	631,520
Shipbuilding	—	59,059	—	59,059
Software	—	591,320	—	591,320
Telecommunications	—	4,434,886	—	4,434,886
Tobacco	—	53,568	—	53,568
Toys/Games/Hobbies	—	51,297	—	51,297
Transportation	—	582,573	—	582,573
Trucking & Leasing	—	193,350	—	193,350
Short-Term Investments	1,244,946	—	—	1,244,946

TOTAL INVESTMENTS	$1,244,946	$44,014,017	$—	$45,258,963

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	288,988	$288,988	1,690,784	1,979,772	—	$—	$285	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,196,826	582,510	614,316	614,316	418	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,433,133	3,433,133	—	—	550	—
State Street Navigator Securities Lending Government Money Market Portfolio*	603,893	603,893	3,661,200	3,634,463	630,630	630,630	2,868	—

TOTAL		$892,881				$1,244,946	$4,121	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying notes to financial statements.

372

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS

June 30, 2017

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6%
DOMESTIC EQUITY — 24.8%
SPDR Wells Fargo Preferred Stock ETF (a)	316,560	$14,235,703

DOMESTIC FIXED INCOME — 74.8%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	303,757	15,072,422
SPDR Bloomberg Barclays High Yield Bond ETF (a)	381,354	14,186,369
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (a)	399,632	13,751,337

		43,010,128

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $56,303,377)		57,245,831

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.92% (b) (c) (Cost $254,192)	254,192	254,192

TOTAL INVESTMENTS — 100.0% (Cost $56,557,569)		57,500,023
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(12,107)

NET ASSETS — 100.0%		$57,487,916

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2017 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2017.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity.	$14,235,703	$—	$—	$14,235,703
Domestic Fixed Income.	43,010,128	—	—	43,010,128
Short-Term Investment	254,192	—	—	254,192

TOTAL INVESTMENTS	$57,500,023	$—	$—	$57,500,023

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
SPDR Barclays Emerging Markets Local Bond ETF	141,064	$3,925,811	151,396	292,460	—	$—	$—	$(116,446)
SPDR Barclays International Treasury Bond ETF	68,018	3,887,909	53,378	121,396	—	—	—	122,489
SPDR Bloomberg Barclays Convertible Securities ETF	—	—	389,322	85,565	303,757	15,072,422	211,456	(11,954)
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	465,575	84,221	381,354	14,186,369	228,767	18,223
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	—	—	465,359	65,727	399,632	13,751,337	98,762	(3,899)
SPDR Bloomberg Barclays Long Term Treasury ETF	—	—	104,464	104,464	—	—	36,726	(381,641)
SPDR Nuveen Barclays Municipal Bond ETF	75,190	3,803,862	26,205	101,395	—	—	6,695	10,736

See accompanying notes to financial statements.

373

SPDR Dorsey Wright Fixed Income Allocation ETF

SCHEDULE OF INVESTMENTS (continued)

June 30, 2017

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
SPDR Wells Fargo Preferred Stock ETF	81,549	$3,752,885	374,954	139,943	316,560	$14,235,703	$359,520	$(131,232)
State Street Institutional Liquid Reserves Fund, Premier Class	58,622	58,622	185,855	244,477	—	—	64	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	272,718	18,526	254,192	254,192	93	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	514,036	514,036	—	—	215	—

TOTAL		$15,429,089				$57,500,023	$942,298	$(493,724)

See accompanying notes to financial statements.

374

[This Page Intentionally Left Blank]

375

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2017

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR Bloomberg Barclays 0-5 Year TIPS ETF
ASSETS
Investments in unaffiliated securities, at value (Note 2)	$1,648,208,147	$918,098,586	$10,725,685
Investments in affiliated issuers, at value (Notes 2 and 5) *	3,071,521	112,235	6,693

Total Investments	1,651,279,668	918,210,821	10,732,378
Cash	18,925	—	—
Receivable for investments sold	—	4,619,014	343,238
Receivable for fund shares sold	—	—	—
Interest receivable — unaffiliated issuers (Note 2)	—	3,171,172	29,661
Dividends receivable — affiliated issuers (Notes 2 and 5)	780	81	6
Securities lending income receivable — affiliated issuers	—	70	—
Receivable for foreign taxes recoverable	—	—	—

TOTAL ASSETS	1,651,299,373	926,001,158	11,105,283

LIABILITIES
Payable upon return of securities loaned	—	36,630	—
Payable for investments purchased	—	4,506,862	341,191
Payable for fund shares repurchased	—	—	—
Advisory fee payable (Note 5)	175,936	113,901	1,329
Accrued Trustees’ fees and expenses (Note 6)	980	60	—
Distribution payable.	18,925	—	—

TOTAL LIABILITIES	195,841	4,657,453	342,520

NET ASSETS	$1,651,103,532	$921,343,705	$10,762,763

NET ASSETS CONSIST OF:
Paid-In Capital (Note 8)	$1,650,126,156	$934,143,649	$10,861,462
Undistributed (distribution in excess of) net investment income (loss)	956,310	1,664,991	29,460
Accumulated net realized gain (loss) on investments	(59,675)	(10,973,224)	(45,333)
Net unrealized appreciation (depreciation) on:
Investments	80,741	(3,491,711)	(82,826)

NET ASSETS	$1,651,103,532	$921,343,705	$10,762,763

NET ASSET VALUE PER SHARE
Net asset value per share	$45.74	$56.18	$19.57

Shares outstanding (unlimited amount authorized, $0.01 par value)	36,100,461	16,400,225	550,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,648,127,406	$921,590,297	$10,808,511
Investments in affiliated issuers	3,071,521	112,235	6,693

Total cost of investments	$1,651,198,927	$921,702,532	$10,815,204

* Includes investments in securities on loan, at value	$—	$35,838	$—

See accompanying notes to financial statements.

376

SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	SPDR Bloomberg Barclays Long Term Corporate Bond ETF

$114,444,843	$137,976,935	$441,486,166	$550,683,679	$2,951,740,056	$2,067,457,178	$230,248,772
15,529	2,058,261	11,689,975	177,007	109,177,136	11,708,664	907,521

114,460,372	140,035,196	453,176,141	550,860,686	3,060,917,192	2,079,165,842	231,156,293
—	—	—	—	298	50,386	7
—	824,954	12,029,320	10,077,019	—	8,085,867	—
9,729,018	—	—	—	—	213,540,872	—
326,928	509,683	1,959,629	4,319,078	24,903,296	17,697,046	2,823,068
18	91	688	223	20,492	1,879	181
—	108	401	—	6,415	11,067	565
—	—	—	—	74,315	2,548	—

124,516,336	141,370,032	467,166,179	565,257,006	3,085,922,008	2,318,555,507	233,980,114

—	688,500	2,716,993	—	15,693,263	10,103,000	627,463
9,700,927	1,979,803	8,075,455	2,928,539	87,522,170	218,221,184	413,659
—	—	12,036,503	7,208,722	—	—	—
13,019	11,413	38,543	45,429	292,355	184,962	22,594
—	—	59	90	992	26	10
—	—	—	—	—	—	—

9,713,946	2,679,716	22,867,553	10,182,780	103,508,780	228,509,172	1,063,726

$114,802,390	$138,690,316	$444,298,626	$555,074,226	$2,982,413,228	$2,090,046,335	$232,916,388

$115,934,310	$139,832,146	$448,769,661	$581,990,396	$2,993,550,506	$2,081,974,128	$233,019,800
265,506	83,382	245,017	357,734	3,474,438	1,943,600	391,463
(257,817)	(88,333)	(159,966)	(8,541,201)	(12,000,644)	(4,060,245)	(4,344,934)

(1,139,609)	(1,136,879)	(4,556,086)	(18,732,703)	(2,611,072)	10,188,852	3,850,059

$114,802,390	$138,690,316	$444,298,626	$555,074,226	$2,982,413,228	$2,090,046,335	$232,916,388

$19.46	$30.15	$60.04	$72.09	$30.62	$34.38	$41.59

5,900,000	4,600,000	7,400,168	7,700,000	97,400,000	60,800,072	5,600,000

$115,584,452	$139,113,814	$446,042,252	$569,416,382	$2,954,351,128	$2,057,268,326	$226,398,713
15,529	2,058,261	11,689,975	177,007	109,177,136	11,708,664	907,521

$115,599,981	$141,172,075	$457,732,227	$569,593,389	$3,063,528,264	$2,068,976,990	$227,306,234

$—	$674,140	$2,661,141	$—	$15,355,545	$49,023,231	$3,779,825

377

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2017

	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated securities, at value (Note 2)	$28,752,756	$3,844,238,686	$224,889,941
Investments in affiliated issuers, at value (Notes 2 and 5)*	836,884	196,963,315	12,941,935

Total Investments	29,589,640	4,041,202,001	237,831,876
Foreign currency, at value	—	—	—
Cash	1	—	22
Receivable for investments sold	—	58,261,476	17,141,080
Receivable for fund shares sold	—	44,730,295	—
Dividends receivable — unaffiliated issuers (Note 2)	—	4,197,906	—
Dividends receivable — affiliated issuers (Notes 2 and 5)	187	9,530	14,803
Interest receivable — unaffiliated issuers (Note 2)	279,413	10,385,283	609,835
Securities lending income receivable — affiliated issuers	1,297	157,633	—
Receivable from Advisor (Note 5)	—	15,381	4,830
Receivable for foreign taxes recoverable	192	94,691	—

TOTAL ASSETS	29,870,730	4,159,054,196	255,602,446

LIABILITIES
Due to custodian (Note 5)	—	15,297	—
Payable upon return of securities loaned	629,470	146,798,009	—
Payable for investments purchased	208,485	137,591,783	29,621,051
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable	—	—	—
Advisory fee payable (Note 5)	3,825	1,249,362	48,296
Accrued Trustees’ fees and expenses (Note 6)	2	22	—

TOTAL LIABILITIES	841,782	285,654,473	29,669,347

NET ASSETS	$29,028,948	$3,873,399,723	$225,933,099

NET ASSETS CONSIST OF:
Paid-In Capital (Note 8)	$28,927,484	$3,647,645,725	$234,838,445
Undistributed (distribution in excess of) net investment income (loss)	30,432	28,445,796	(12,464)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(353,724)	(57,751,187)	(6,619,096)
Net unrealized appreciation (depreciation) on:
Investments**.	424,756	255,059,389	(2,273,786)
Foreign currency transactions.	—	—	—

NET ASSETS	$29,028,948	$3,873,399,723	$225,933,099

NET ASSET VALUE PER SHARE
Net asset value per share	$32.25	$49.53	$26.27

Shares outstanding (unlimited amount authorized, $0.01 par value)	900,000	78,200,000	8,600,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$28,328,000	$3,589,179,297	$227,163,727
Investments in affiliated issuers	836,884	196,963,315	12,941,935

Total cost of investments	$29,164,884	$3,786,142,612	$240,105,662

Foreign currency, at cost.	$—	$—	$—

* Includes investments in securities on loan, at value	$2,456,838	$167,225,085	$—

** Includes deferred foreign taxes	$—	$—	$—

See accompanying notes to financial statements.

378

SPDR Bloomberg Barclays Aggregate Bond ETF	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	SPDR Nuveen S&P High Yield Municipal Bond ETF	SPDR Citi International Government Inflation-Protected Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Treasury Bond ETF

$1,068,754,111	$2,413,595,501	$3,445,315,619	$601,827,051	$493,613,829	$193,802,318	$1,554,587,282
15,919,594	2,583,642	1,682,799	1,784,869	87,113	93,298	—

1,084,673,705	2,416,179,143	3,446,998,418	603,611,920	493,700,942	193,895,616	1,554,587,282
—	—	—	—	66,417	420,171	323,622
2,843	5	95	102,211	32	—	—
2,157,013	—	40,057,659	—	26,936,507	10,939,618	16,199,957
—	4,895,143	—	5,730,902	—	—	—
—	—	—	—	—	93	3,186
7,067	4,452	8,923	2,156	62	186	749
6,087,363	27,336,146	43,428,036	6,907,253	2,871,356	1,626,777	11,449,973
2,074	—	—	—	—	—	—
—	143,756	—	25,829	—	—	—
139	—	—	—	—	150,853	900,181

1,092,930,204	2,448,558,645	3,530,493,131	616,380,271	523,575,316	207,033,314	1,583,464,950

—	—	—	—	—	—	114,355
2,700,520	—	—	—	—	—	—
12,967,585	36,118,914	71,276,034	9,258,161	4,807,479	10,196,946	14,269,474
—	—	—	—	22,301,760	—	—
—	—	—	—	16,229	—	20,764
71,055	592,458	568,320	244,128	213,426	56,078	642,128
221	106	318	26	169	8	359

15,739,381	36,711,478	71,844,672	9,502,315	27,339,063	10,253,032	15,047,080

$1,077,190,823	$2,411,847,167	$3,458,648,459	$606,877,956	$496,236,253	$196,780,282	$1,568,417,870

$1,075,763,314	$2,379,189,048	$3,458,090,878	$607,365,433	$485,358,620	$193,771,583	$1,611,431,155
(7,088)	1,627,812	1,322,305	1,674,341	(1,952,634)	(337,340)	(1,609,066)
(3,967,694)	(584,427)	179,088	(3,215,530)	873,611	(6,670)	(246,203)

5,402,291	31,614,734	(943,812)	1,053,712	11,912,638	3,294,729	(41,486,405)
—	—	—	—	44,018	57,980	328,389

$1,077,190,823	$2,411,847,167	$3,458,648,459	$606,877,956	$496,236,253	$196,780,282	$1,568,417,870

$57.60	$48.77	$48.54	$57.25	$55.75	$31.23	$27.56

18,700,132	49,451,036	71,251,082	10,600,000	8,900,483	6,300,000	56,900,038

$1,063,351,820	$2,381,980,767	$3,446,259,431	$600,773,339	$481,689,352	$190,507,589	$1,596,052,923
15,919,594	2,583,642	1,682,799	1,784,869	87,113	93,298	—

$1,079,271,414	$2,384,564,409	$3,447,942,230	$602,558,208	$481,776,465	$190,600,887	$1,596,052,923

$—	$—	$—	$—	$66,212	$418,498	$324,233

$9,725,452	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$13,766	$—	$20,764

379

SPDR SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES (continued)

June 30, 2017

	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays High Yield Bond ETF
ASSETS
Investments in unaffiliated securities, at value (Note 2)	$147,349,788	$128,013,196	$11,390,141,500
Investments in affiliated issuers, at value (Notes 2 and 5)*	27,844	156,191	513,595,969

Total Investments	147,377,632	128,169,387	11,903,737,469
Foreign currency, at value	846,894	1,359,704	—
Cash	1	6	11,968,675
Receivable for investments sold	1,825,740	1,366,769	336,891,780
Receivable for fund shares sold	—	—	37,140,878
Unrealized appreciation on forward foreign currency exchange contracts	5,426	—	—
Interest receivable — unaffiliated issuers (Note 2)	1,569,231	1,781,766	181,416,146
Dividends receivable — affiliated issuers (Notes 2 and 5)	19	—	55,409
Securities lending income receivable — affiliated issuers	—	—	618,255
Receivable from Advisor (Note 5)	—	—	—
Other Receivable.	—	—	—
Receivable for foreign taxes recoverable	16,353	51,894	8,058
Prepaid expenses and other assets	—	—	—

TOTAL ASSETS	151,641,296	132,729,526	12,471,836,670

LIABILITIES
Due to custodian (Note 5)	—	—	—
Payable upon return of securities loaned	—	—	440,561,010
Payable for investments purchased	2,275,729	2,160,217	414,325,113
Payable for when issued/delayed securities purchased	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	17,439	—	—
Payable for fund shares repurchased	—	—	—
Deferred foreign taxes payable	—	88,859	—
Advisory fee payable (Note 5)	62,185	42,936	3,769,457
Accrued Trustees’ fees and expenses (Note 6)	—	—	1,502
Accrued expenses and other liabilities	—	—	—

TOTAL LIABILITIES	2,355,353	2,292,012	858,657,082

NET ASSETS	$149,285,943	$130,437,514	$11,613,179,588

NET ASSETS CONSIST OF:
Paid-In Capital (Note 8)	$152,467,318	$135,193,804	$12,572,789,828
Undistributed (distribution in excess of) net investment income (loss)	1,916	(187,219)	—
Accumulated net realized gain (loss) on investments, foreign currency transactions, and forward foreign currency exchange contracts	(15,481)	(3,378,107)	(855,174,996)
Net unrealized appreciation (depreciation) on:
Investments**	(3,234,038)	(1,229,110)	(104,435,244)
Foreign currency transactions.	66,228	38,146	—

NET ASSETS	$149,285,943	$130,437,514	$11,613,179,588

NET ASSET VALUE PER SHARE
Net asset value per share	$33.17	$28.99	$37.10

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,500,000	4,500,000	313,023,812

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$150,583,826	$129,159,125	$11,494,576,744
Investments in affiliated issuers	27,844	156,191	513,595,969

Total cost of investments	$150,611,670	$129,315,316	$12,008,172,713

Foreign currency, at cost	$834,694	$1,321,296	$—

* Includes investments in securities on loan, at value	$—	$—	$1,387,692,804

** Includes deferred foreign taxes	$—	$83,181	$—

See accompanying notes to financial statements.

380

SPDR Bloomberg Barclays Short Term High Yield Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF

$3,912,243,498	$1,226,599,405	$44,014,017	$—
347,738,303	2,628,010	1,244,946	57,500,023

4,259,981,801	1,229,227,415	45,258,963	57,500,023
—	—	—	—
—	4,190,470	2	—
105,836,382	1,504,930	504,804	638,570
—	6,137,555	—	—
—	—	—	—
63,383,712	2,799,241	556,599	—
55,208	6,076	309	68
339,107	2,345	507	—
—	—	4,177	16,132
77,807	—	—	—
19,479	3,840	119	—
240,767	—	—	—

4,429,934,263	1,243,871,872	46,325,480	58,154,793

4,045,949	—	—	—
259,642,925	2,628,010	630,630	—
64,036,943	10,281,356	715,829	—
2,943,732	—	—	—
—	—	—	—
75,325,549	—	—	638,613
—	—	—	—
1,339,450	149,119	14,799	28,132
420	—	—	4
—	—	—	128

407,334,968	13,058,485	1,361,258	666,877

$4,022,599,295	$1,230,813,387	$44,964,222	$57,487,916

$4,350,310,292	$1,225,868,676	$44,095,715	$57,011,297
9,933,084	1,098,668	149,595	77,192
(303,535,262)	(600,027)	(649,582)	(543,027)

(34,108,819)	4,446,070	1,368,494	942,454
—	—	—	—

$4,022,599,295	$1,230,813,387	$44,964,222	$57,487,916

$27.92	$30.69	$26.45	$25.55

144,100,000	40,100,000	1,700,000	2,250,000

$3,946,352,317	$1,222,153,335	$42,645,523	$—
347,738,303	2,628,010	1,244,946	56,557,569

$4,294,090,620	$1,224,781,345	$43,890,469	$56,557,569

$—	$—	$—	$—

$532,912,249	$13,709,534	$618,452	$—

$—	$—	$—	$—

381

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS

For the Year Ended June 30, 2017

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	SPDR Bloomberg Barclays TIPS ETF	SPDR Bloomberg Barclays 0-5 Year TIPS ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$7,226,788	$19,418,518	$138,667
Dividend income — affiliated issuers (Notes 2 and 5)	10,279	7,183	70
Affiliated securities lending income — net (Notes 5 and 10)	74,875	687	—
Foreign taxes withheld	—	—	—

TOTAL INVESTMENT INCOME (LOSS)	7,311,942	19,426,388	138,737

EXPENSES
Advisory Fee (Note 5)	2,240,899	1,227,190	10,020
Trustees’ fees and expenses (Note 6)	31,963	13,622	92
Miscellaneous expenses	7,387	2,678	14

TOTAL EXPENSES	2,280,249	1,243,490	10,126

Expenses waived/reimbursed by the Adviser (Note 5)	—	—	—

NET EXPENSES	2,280,249	1,243,490	10,126

NET INVESTMENT INCOME (LOSS)	5,031,693	18,182,898	128,611

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(59,675)	(1,313,095)	(4,237)
In-kind redemptions — unaffiliated issuers	(33,731)	1,508,909	10,028

Net realized gain (loss)	(93,406)	195,814	5,791

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	77,983	(24,614,289)	(116,430)

Net change in unrealized appreciation/depreciation	77,983	(24,614,289)	(116,430)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,423)	(24,418,475)	(110,639)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,016,270	$(6,235,577)	$17,972

See accompanying notes to financial statements.

382

SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays Short Term Treasury ETF	SPDR Bloomberg Barclays Intermediate Term Treasury ETF	SPDR Bloomberg Barclays Long Term Treasury ETF	SPDR Bloomberg Barclays Short Term Corporate Bond ETF	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	SPDR Bloomberg Barclays Long Term Corporate Bond ETF

$1,567,601	$1,600,903	$6,508,975	$12,070,950	$62,590,864	$46,499,780	$8,815,756
820	1,723	7,374	5,860	92,435	19,327	1,862
144	4,353	9,915	8,202	56,613	97,432	5,257
—	—	—	—	—	(1,488)	—

1,568,565	1,606,979	6,526,264	12,085,012	62,739,912	46,615,051	8,822,875

112,545	145,799	480,602	485,764	4,097,554	2,015,670	243,942
1,018	2,348	8,327	8,689	66,501	27,926	2,870
126	300	1,789	1,136	22,132	7,956	871

113,689	148,447	490,718	495,589	4,186,187	2,051,552	247,683

—	—	—	—	(9,118)	—	—

113,689	148,447	490,718	495,589	4,177,069	2,051,552	247,683

1,454,876	1,458,532	6,035,546	11,589,423	58,562,843	44,563,499	8,575,192

(119,180)	(72,694)	(159,966)	(2,471,952)	2,696,666	120,896	(537,181)
92,681	(196,224)	112,808	(5,270,725)	2,515,553	7,592,329	436,425

(26,499)	(268,918)	(47,158)	(7,742,677)	5,212,219	7,713,225	(100,756)

(1,568,567)	(2,075,526)	(11,854,061)	(42,667,042)	(24,309,421)	(23,096,063)	(1,269,898)

(1,568,567)	(2,075,526)	(11,854,061)	(42,667,042)	(24,309,421)	(23,096,063)	(1,269,898)

(1,595,066)	(2,344,444)	(11,901,219)	(50,409,719)	(19,097,202)	(15,382,838)	(1,370,654)

$(140,190)	$(885,912)	$(5,865,673)	$(38,820,296)	$39,465,641	$29,180,661	$7,204,538

383

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended June 30, 2017

	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$940,127	$—	$6,536,675
Dividend income — unaffiliated issuers (Note 2)	—	76,833,359	—
Dividend income — affiliated issuers (Notes 2 and 5)	1,036	72,482	165,388
Affiliated securities lending income — net (Notes 5 and 10)	5,918	1,285,444	—
Foreign taxes withheld	—	(1,022,438)	—

TOTAL INVESTMENT INCOME (LOSS)	947,081	77,168,847	6,702,063

EXPENSES
Advisory Fee (Note 5)	46,543	12,378,236	606,746
Trustees’ fees and expenses (Note 6)	510	45,919	4,947
Miscellaneous expenses	126	15,391	3,813

TOTAL EXPENSES	47,179	12,439,546	615,506

Expenses waived/reimbursed by the Adviser (Note 5)	—	—	(60,848)

NET EXPENSES	47,179	12,439,546	554,658

NET INVESTMENT INCOME (LOSS)	899,902	64,729,301	6,147,405

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	110,927	164,281,031	(2,569,156)
In-kind redemptions — unaffiliated issuers	20,105	47,386,428	(498,932)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—

Net realized gain (loss)	131,032	211,667,459	(3,068,088)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(301,221)	223,277,171	(5,421,444)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—

Net change in unrealized appreciation/depreciation	(301,221)	223,277,171	(5,421,444)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(170,189)	434,944,630	(8,489,532)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$729,713	$499,673,931	$(2,342,127)

* Includes foreign capital gain taxes	$—	$—	$—

** Includes foreign deferred taxes	$—	$—	$—

See accompanying notes to financial statements.

384

SPDR Bloomberg Barclays Aggregate Bond ETF	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	SPDR Nuveen S&P High Yield Municipal Bond ETF	SPDR Citi International Government Inflation-Protected Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR Bloomberg Barclays International Treasury Bond ETF

$28,946,067	$49,297,154	$39,281,912	$22,904,186	$21,474,672	$880,341	$29,339,439
—	—	—	—	—	—	—
78,939	28,918	54,708	15,303	4,389	6,088	29,871
33,839	—	—	—	—	—	—
(66)	—	—	—	(93,141)	(42,727)	(215,684)

29,058,779	49,326,072	39,336,620	22,919,489	21,385,920	843,702	29,153,626

970,399	6,227,896	6,499,090	2,682,871	2,745,232	635,441	7,434,721
22,808	35,253	56,099	9,006	9,442	3,357	26,872
6,849	10,418	17,142	2,331	8,281	888	8,726

1,000,056	6,273,567	6,572,331	2,694,208	2,762,955	639,686	7,470,319

(333)	(1,485,747)	—	(276,519)	—	—	—

999,723	4,787,820	6,572,331	2,417,689	2,762,955	639,686	7,470,319

28,059,056	44,538,252	32,764,289	20,501,800	18,622,965	204,016	21,683,307

346,196	11,610,134	1,489,303	426,067	(6,415,724)	(268,991)	(35,266,124)
3,391,126	9,553,975	(313,181)	1,998,780	1,598,160	52,775	(3,199,557)
—	—	—	—	(1,369,711)	(632,710)	(3,462,887)

3,737,322	21,164,109	1,176,122	2,424,847	(6,187,275)	(848,926)	(41,928,568)

(39,223,077)	(75,727,310)	(31,154,055)	(22,761,947)	(4,140,464)	(1,205,325)	(44,099,125)
—	—	—	—	(5,292)	(32,625)	42,206

(39,223,077)	(75,727,310)	(31,154,055)	(22,761,947)	(4,145,756)	(1,282,950)	(44,056,919)

(35,485,755)	(54,563,201)	(29,977,933)	(20,337,100)	(10,333,031)	(2,131,876)	(85,985,487)

$(7,426,699)	$(10,024,949)	$2,786,356	$164,700	$8,289,934	$(1,927,860)	$(64,302,180)

$—	$—	$—	$—	$(2,463)	$—	$(72,657)

$—	$—	$—	$—	$(11,839)	$—	$(20,764)

385

SPDR SERIES TRUST

STATEMENTS OF OPERATIONS (continued)

For the Year Ended June 30, 2017

	SPDR Bloomberg Barclays International Corporate Bond ETF	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$2,701,143	$8,547,138	$745,753,692
Dividend income — affiliated issuers (Notes 2 and 5)	172	1,825	410,162
Affiliated securities lending income — net (Notes 5 and 10)	795	—	5,517,479
Foreign taxes withheld	—	(271,777)	—

TOTAL INVESTMENT INCOME (LOSS)	2,702,110	8,277,186	751,681,333

EXPENSES
Advisory Fee (Note 5)	748,510	721,657	47,185,386
Trustees’ fees and expenses (Note 6)	2,554	2,752	212,903
Miscellaneous expenses	733	1,010	66,948

TOTAL EXPENSES	751,797	725,419	47,465,237

Expenses waived/reimbursed by the Adviser (Note 5)	—	(19,675)	—

NET EXPENSES	751,797	705,744	47,465,237

NET INVESTMENT INCOME (LOSS)	1,950,313	7,571,442	704,216,096

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(2,959,478)	(5,048,988)	(79,313,246)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	(2,510,826)	(1,453,815)	476,325,790
Foreign currency transactions and forward foreign currency exchange contract transactions	(640,297)	(547,615)	—
Swap contracts	—	—	112,825

Net realized gain (loss)	(6,110,601)	(7,050,418)	397,125,369

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	6,692,682	2,475,765	177,235,906
Investments — affiliated issuers	—	—	—
Foreign currency transactions and forward foreign currency exchange contract transactions	76,197	(32,032)	—

Net change in unrealized appreciation/depreciation	6,768,879	2,443,733	177,235,906

NET REALIZED AND UNREALIZED GAIN (LOSS)	658,278	(4,606,685)	574,361,275

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,608,591	$2,964,757	$1,278,577,371

* Includes foreign capital gain taxes	$—	$(5,678)	$—

** Includes foreign deferred taxes	$—	$(83,181)	$—

See accompanying notes to financial statements.

386

SPDR Bloomberg Barclays Short Term High Yield Bond ETF	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	SPDR Dorsey Wright Fixed Income Allocation ETF

$220,447,230	$12,125,934	$1,773,155	$—
423,536	57,837	1,253	942,298
1,981,765	18,465	2,844	—
—	(16,245)	—	—

222,852,531	12,185,991	1,777,252	942,298

14,254,376	1,231,142	156,153	148,689
54,140	12,201	659	285
18,610	3,586	175	158

14,327,126	1,246,929	156,987	149,132

—	—	(39,482)	(86,405)

14,327,126	1,246,929	117,505	62,727

208,525,405	10,939,062	1,659,747	879,571

(4,918,625)	36,072	170,274	(165,575)
—	—	—	(493,724)
64,931,734	184,263	—	165,575
—	—	—	—
—	—	—	—

60,013,109	220,335	170,274	(493,724)

74,897,535	4,663,061	666,537	—
—	—	—	697,108
—	—	—	—

74,897,535	4,663,061	666,537	697,108

134,910,644	4,883,396	836,811	203,384

$343,436,049	$15,822,458	$2,496,558	$1,082,955

$ —	$—	$—	$—

$ —	$—	$—	$—

387

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		SPDR Bloomberg Barclays TIPS ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,031,693	$147,662	$18,182,898	$7,876,572
Net realized gain (loss)	(93,406)	105,354	195,814	496,724
Net change in unrealized appreciation/depreciation	77,983	35,865	(24,614,289)	20,350,162

Net increase (decrease) in net assets resulting from operations	5,016,270	288,881	(6,235,577)	28,723,458

Net equalization credits and charges (Note 2)	(4,594)	(1,836,763)	19,850	(196,277)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,075,383)	—	(20,309,908)	(2,758,229)
Net realized gains	—	—	—	—

Total distributions to shareholders	(4,075,383)	—	(20,309,908)	(2,758,229)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,019,543,001	4,071,158,240	290,477,903	84,117,427
Cost of shares redeemed	(1,252,645,348)	(3,591,370,539)	(33,937,013)	(72,402,025)
Net income equalization (Note 2)	4,594	1,836,763	(19,850)	196,277
Other capital (Note 8)	—	—	5,682	—

Net increase (decrease) in net assets from beneficial interest transactions	(233,097,753)	481,624,464	256,526,722	11,911,679

Net increase (decrease) in net assets during the period	(232,161,460)	480,076,582	230,001,087	37,680,631
Net assets at beginning of period	1,883,264,992	1,403,188,410	691,342,618	653,661,987

NET ASSETS AT END OF PERIOD	$1,651,103,532	$1,883,264,992	$921,343,705	$691,342,618

Undistributed (distribution in excess of) net investment income (loss)	$956,310	$—	$1,664,991	$3,788,958

SHARES OF BENEFICIAL INTEREST:
Shares sold	22,300,000	89,100,000	5,100,000	1,500,000
Shares redeemed	(27,400,000)	(78,600,000)	(600,000)	(1,300,000)

Net increase (decrease)	(5,100,000)	10,500,000	4,500,000	200,000

See accompanying notes to financial statements.

388

SPDR Bloomberg Barclays 0-5 Year TIPS ETF		SPDR Bloomberg Barclays 1-10 Year TIPS ETF		SPDR Bloomberg Barclays Short Term Treasury ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16

$128,611	$21,322	$1,454,876	$202,469	$1,458,532	$670,703
5,791	(9,321)	(26,499)	(59,209)	(268,918)	108,596
(116,430)	46,810	(1,568,567)	583,536	(2,075,526)	917,608

17,972	58,811	(140,190)	726,796	(885,912)	1,696,907

9,728	—	47,997	(58,176)	21,035	7,594

(97,702)	—	(1,351,581)	(12,233)	(1,425,496)	(642,597)
—	—	—	—	—	(300)

(97,702)	—	(1,351,581)	(12,233)	(1,425,496)	(642,897)

7,870,565	—	98,309,988	5,767,445	127,530,058	72,792,777
(991,024)	—	(5,883,179)	(1,907,047)	(78,498,255)	(36,302,525)
(9,728)	—	(47,997)	58,176	(21,035)	(7,594)
—	—	—	—	12,511	163

6,869,813	—	92,378,812	3,918,574	49,023,279	36,482,821

6,799,811	58,811	90,935,038	4,574,961	46,732,906	37,544,425
3,962,952	3,904,141	23,867,352	19,292,391	91,957,410	54,412,985

$10,762,763	$3,962,952	$114,802,390	$23,867,352	$138,690,316	$91,957,410

$29,460	$(1,837)	$265,506	$161,820	$83,382	$50,346

400,000	—	5,000,000	300,000	4,200,000	2,400,000
(50,000)	—	(300,000)	(100,000)	(2,600,000)	(1,200,000)

350,000	—	4,700,000	200,000	1,600,000	1,200,000

389

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF		SPDR Bloomberg Barclays Long Term Treasury ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,035,546	$5,677,284	$11,589,423	$8,719,143
Net realized gain (loss)	(47,158)	7,010,717	(7,742,677)	7,344,238
Net change in unrealized appreciation/depreciation	(11,854,061)	7,297,032	(42,667,042)	40,396,731

Net increase (decrease) in net assets resulting from operations	(5,865,673)	19,985,033	(38,820,296)	56,460,112

Net equalization credits and charges (Note 2)	(6,045)	56,796	197,754	360,683

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,942,167)	(5,597,111)	(11,450,171)	(8,632,333)
Net realized gains	—	—	—	—

Total distributions to shareholders	(5,942,167)	(5,597,111)	(11,450,171)	(8,632,333)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	187,212,264	609,913,569	503,320,119	668,242,564
Cost of shares redeemed	(168,895,319)	(480,824,107)	(344,099,581)	(434,480,045)
Net income equalization (Note 2)	6,045	(56,796)	(197,754)	(360,683)
Other capital (Note 8)	323	592	2,406	778

Net increase (decrease) in net assets from beneficial interest transactions	18,323,313	129,033,258	159,025,190	233,402,614

Net increase (decrease) in net assets during the period	6,509,428	143,477,976	108,952,477	281,591,076
Net assets at beginning of period	437,789,198	294,311,222	446,121,749	164,530,673

NET ASSETS AT END OF PERIOD	$444,298,626	$437,789,198	$555,074,226	$446,121,749

Undistributed (distribution in excess of) net investment income (loss)	$245,017	$151,638	$357,734	$218,482

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,100,000	10,100,000	6,800,000	9,100,000
Shares redeemed	(2,800,000)	(7,900,000)	(4,700,000)	(5,900,000)

Net increase (decrease)	300,000	2,200,000	2,100,000	3,200,000

See accompanying notes to financial statements.

390

SPDR Bloomberg Barclays Short Term Corporate Bond ETF		SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF		SPDR Bloomberg Barclays Long Term Corporate Bond ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16

$58,562,843	$66,086,631	$44,563,499	$27,735,877	$8,575,192	$8,353,419
5,212,219	(10,996,247)	7,713,225	(744,669)	(100,756)	(15,625,644)
(24,309,421)	35,661,997	(23,096,063)	34,561,350	(1,269,898)	26,549,255

39,465,641	90,752,381	29,180,661	61,552,558	7,204,538	19,277,030

(710,400)	(391,787)	1,112,736	617,768	109,701	(351,889)

(58,785,031)	(65,038,332)	(44,020,534)	(26,969,459)	(8,394,137)	(8,781,341)
—	—	—	(72,540)	—	—

(58,785,031)	(65,038,332)	(44,020,534)	(27,041,999)	(8,394,137)	(8,781,341)

480,516,420	1,161,266,851	1,554,661,722	785,187,684	171,681,172	27,216,705
(1,444,252,923)	(1,184,829,069)	(793,821,349)	(228,392,738)	(88,485,642)	(224,637,588)
710,400	391,787	(1,112,736)	(617,768)	(109,701)	351,889
71,549	369,395	84,292	74,710	14,105	44,170

(962,954,554)	(22,801,036)	759,811,929	556,251,888	83,099,934	(197,024,824)

(982,984,344)	2,521,226	746,084,792	591,380,215	82,020,036	(186,881,024)
3,965,397,572	3,962,876,346	1,343,961,543	752,581,328	150,896,352	337,777,376

$2,982,413,228	$3,965,397,572	$2,090,046,335	$1,343,961,543	$232,916,388	$150,896,352

$3,474,438	$3,696,626	$1,943,600	$1,400,635	$391,463	$210,408

15,700,000	38,100,000	45,300,000	23,200,000	4,200,000	700,000
(47,200,000)	(38,800,000)	(23,200,000)	(6,700,000)	(2,200,000)	(5,900,000)

(31,500,000)	(700,000)	22,100,000	16,500,000	2,000,000	(5,200,000)

391

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF		SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$899,902	$791,062	$64,729,301	$46,541,023
Net realized gain (loss)	131,032	(477,187)	211,667,459	1,592,666
Net change in unrealized appreciation/depreciation	(301,221)	1,395,425	223,277,171	(97,085,955)

Net increase (decrease) in net assets resulting from operations	729,713	1,709,300	499,673,931	(48,952,266)

Net equalization credits and charges (Note 2)	8,861	3,033	(22,043,373)	19,597,650

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(896,556)	(792,945)	(135,469,746)	(133,280,742)
Net realized gains	—	—	—	(65,047,406)
Return of capital	—	—	—	—

Total distributions to shareholders	(896,556)	(792,945)	(135,469,746)	(198,328,148)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,323,389	9,363,846	1,729,715,695	383,955,896
Cost of shares redeemed	(3,187,183)	(9,442,074)	(419,685,802)	(984,559,202)
Net income equalization (Note 2)	(8,861)	(3,033)	22,043,373	(19,597,650)
Other capital (Note 8)	48	968	1,559,263	51,010

Net increase (decrease) in net assets from beneficial interest transactions	3,127,393	(80,293)	1,333,632,529	(620,149,946)

Net increase (decrease) in net assets during the period	2,969,411	839,095	1,675,793,341	(847,832,710)
Net assets at beginning of period	26,059,537	25,220,442	2,197,606,382	3,045,439,092

NET ASSETS AT END OF PERIOD	$29,028,948	$26,059,537	$3,873,399,723	$2,197,606,382

Undistributed (distribution in excess of) net investment income (loss)	$30,432	$27,086	$28,445,796	$21,260,768

SHARES OF BENEFICIAL INTEREST:
Shares sold.	200,000	300,000	37,000,000	8,400,000
Shares redeemed.	(100,000)	(300,000)	(9,000,000)	(22,400,000)

Net increase (decrease)	100,000	—	28,000,000	(14,000,000)

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 13.

See accompanying notes to financial statements.

392

SPDR Bloomberg Barclays Mortgage Backed Bond ETF		SPDR Bloomberg Barclays Aggregate Bond ETF		SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16(a)

$6,147,405	$5,378,004	$28,059,056	$29,172,730	$44,538,252	$36,206,970
(3,068,088)	(1,110,345)	3,737,322	(1,981,041)	21,164,109	13,009,343
(5,421,444)	2,895,116	(39,223,077)	42,293,837	(75,727,310)	92,715,218

(2,342,127)	7,162,775	(7,426,699)	69,485,526	(10,024,949)	141,931,531

110,474	108,481	(301,912)	398,528	616,149	525,406

(9,048,574)	(5,016,852)	(31,931,273)	(28,814,874)	(44,138,641)	(35,885,462)
—	—	—	—	(3,820,953)	(1,516,227)
—	(303,166)	—	—	—	—

(9,048,574)	(5,320,018)	(31,931,273)	(28,814,874)	(47,959,594)	(37,401,689)

167,086,772	72,918,862	103,586,646	428,555,978	1,022,199,609	625,600,832
(155,463,095)	—	(364,487,311)	(80,912,679)	(502,918,520)	(83,987,756)
(110,474)	(108,481)	301,912	(398,528)	(616,149)	(525,406)
115,110	36,460	114,451	229,426	72,773	58,174

11,628,313	72,846,841	(260,484,302)	347,474,197	518,737,713	541,145,844

348,086	74,798,079	(300,144,186)	388,543,377	461,369,319	646,201,092
225,585,013	150,786,934	1,377,335,009	988,791,632	1,950,477,848	1,304,276,756

$225,933,099	$225,585,013	$1,077,190,823	$1,377,335,009	$2,411,847,167	$1,950,477,848

$(12,464)	$(1,037,837)	$(7,088)	$(1,941,504)	$1,627,812	$1,242,325

6,200,000	2,700,000	1,800,000	7,400,000	21,200,000	12,800,000
(5,900,000)	—	(6,300,000)	(1,400,000)	(10,300,000)	(1,700,000)

300,000	2,700,000	(4,500,000)	6,000,000	10,900,000	11,100,000

393

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF		SPDR Nuveen S&P High Yield Municipal Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,764,289	$26,126,328	$20,501,800	$17,956,688
Net realized gain (loss)	1,176,122	4,147,572	2,424,847	4,052,406
Net change in unrealized appreciation/depreciation	(31,154,055)	27,932,714	(22,761,947)	21,473,288

Net increase (decrease) in net assets resulting from operations	2,786,356	58,206,614	164,700	43,482,382

Net equalization credits and charges (Note 2)	142,657	94,244	112,076	296,635

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(32,023,360)	(25,810,042)	(19,941,360)	(17,861,519)
Net realized gains	(1,566,431)	—	—	—

Total distributions to shareholders	(33,589,791)	(25,810,042)	(19,941,360)	(17,861,519)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	609,838,645	524,299,465	223,386,194	259,219,712
Cost of shares redeemed	(86,922,177)	(199,918,869)	(87,336,543)	(176,851,943)
Net income equalization (Note 2)	(142,657)	(94,244)	(112,076)	(296,635)
Other capital (Note 8)	238,567	132,607	261,913	95,358

Net increase (decrease) in net assets from beneficial interest transactions	523,012,378	324,418,959	136,199,488	82,166,492

Voluntary contribution from Adviser (Note 5)	—	—	—	—

Net increase (decrease) in net assets during the period	492,351,600	356,909,775	116,534,904	108,083,990
Net assets at beginning of period	2,966,296,859	2,609,387,084	490,343,052	382,259,062

NET ASSETS AT END OF PERIOD	$3,458,648,459	$2,966,296,859	$606,877,956	$490,343,052

Undistributed (distribution in excess of) net investment income (loss)	$1,322,305	$816,633	$1,674,341	$1,092,438

SHARES OF BENEFICIAL INTEREST:
Shares sold	12,600,000	10,750,000	3,900,000	4,500,000
Shares redeemed	(1,800,000)	(4,100,000)	(1,500,000)	(3,100,000)

Net increase (decrease)	10,800,000	6,650,000	2,400,000	1,400,000

(a)	On September 29, 2016, the SPDR Bloomberg Barclays International Treasury Bond ETF underwent a 2-for-1 share split. The historical capital share activity presented here have been retroactively adjusted to reflect this share split. See Note 13.

See accompanying notes to financial statements.

394

SPDR Citi International Government Inflation-Protected Bond ETF		SPDR Bloomberg Barclays Short Term International Treasury Bond ETF		SPDR Bloomberg Barclays International Treasury Bond ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16(a)

$18,622,965	$16,951,814	$204,016	$1,109,284	$21,683,307	$28,247,494
(6,187,275)	(64,413,635)	(848,926)	(11,147,557)	(41,928,568)	(41,634,798)
(4,145,756)	49,852,454	(1,282,950)	19,365,258	(44,056,919)	166,029,276

8,289,934	2,390,633	(1,927,860)	9,326,985	(64,302,180)	152,641,972

—	—	—	—	—	—

—	(519,577)	—	—	—	—
(6,386,284)	(6,052,756)	(227,044)	(103,427)	—	—

(6,386,284)	(6,572,333)	(227,044)	(103,427)	—	—

66,229,622	75,286,430	18,306,099	182,567,810	688,417,078	632,782,155
(189,996,981)	(224,596,021)	(3,017,908)	(209,010,932)	(732,030,000)	(559,893,663)
—	—	—	—	—	—
657,251	937,922	16,371	188,741	571,367	438,857

(123,110,108)	(148,371,669)	15,304,562	(26,254,381)	(43,041,555)	73,327,349

—	—	1,070,778	—	—	—

(121,206,458)	(152,553,369)	14,220,436	(17,030,823)	(107,343,735)	225,969,321
617,442,711	769,996,080	182,559,846	199,590,669	1,675,761,605	1,449,792,284

$496,236,253	$617,442,711	$196,780,282	$182,559,846	$1,568,417,870	$1,675,761,605

$(1,952,634)	$(45,556,424)	$(337,340)	$(6,980,722)	$(1,609,066)	$(28,076,429)

1,200,000	1,400,000	600,000	6,000,000	50,800,019	23,800,000
(3,500,000)	(4,300,000)	(100,000)	(6,700,000)	(23,200,000)	(20,800,000)

(2,300,000)	(2,900,000)	500,000	(700,000)	27,600,019	3,000,000

395

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Bloomberg Barclays International Corporate Bond ETF		SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,950,313	$2,812,424	$7,571,442	$4,734,605
Net realized gain (loss)	(6,110,601)	(13,017,136)	(7,050,418)	(13,203,220)
Net change in unrealized appreciation/depreciation	6,768,879	13,622,610	2,443,733	10,559,123

Net increase (decrease) in net assets resulting from operations	2,608,591	3,417,898	2,964,757	2,090,508

Net equalization credits and charges (Note 2)	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(8,751)	—	—
Net realized gains	(13,096)	—	—	—

Total distributions to shareholders	(13,096)	(8,751)	—	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	86,532,919	22,903,238	38,781,071	143,584,716
Cost of shares redeemed	(79,374,474)	(77,974,979)	(116,875,187)	(38,163,389)
Net income equalization (Note 2)	—	—	—	—
Other capital (Note 8)	24,116	15,464	294,969	273,533

Net increase (decrease) in net assets from beneficial interest transactions	7,182,561	(55,056,277)	(77,799,147)	105,694,860

Net increase (decrease) in net assets during the period	9,778,056	(51,647,130)	(74,834,390)	107,785,368
Net assets at beginning of period	139,507,887	191,155,017	205,271,904	97,486,536

NET ASSETS AT END OF PERIOD	$149,285,943	$139,507,887	$130,437,514	$205,271,904

Undistributed (distribution in excess of) net investment income (loss)	$1,916	$(4,409,055)	$(187,219)	$(5,297,502)

SHARES OF BENEFICIAL INTEREST:
Shares sold	2,700,000	700,000	1,400,000	5,300,000
Shares redeemed	(2,500,000)	(2,500,000)	(4,300,000)	(1,500,000)

Net increase (decrease)	200,000	(1,800,000)	(2,900,000)	3,800,000

See accompanying notes to financial statements.

396

SPDR Bloomberg Barclays High Yield Bond ETF		SPDR Bloomberg Barclays Short Term High Yield Bond ETF		SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	Year Ended 6/30/16

$704,216,096	$675,633,635	$208,525,405	$178,497,707	$10,939,062	$3,543,296
397,125,369	(906,282,725)	60,013,109	(341,297,989)	220,335	(588,822)
177,235,906	192,486,455	74,897,535	50,360,636	4,663,061	(440,237)

1,278,577,371	(38,162,635)	343,436,049	(112,439,646)	15,822,458	2,514,237

1,197,067	9,053,087	2,242,872	(1,655,641)	331,418	25,348

(712,206,867)	(673,448,105)	(207,424,240)	(180,288,388)	(10,198,498)	(3,287,246)
—	—	—	—	—	—

(712,206,867)	(673,448,105)	(207,424,240)	(180,288,388)	(10,198,498)	(3,287,246)

15,006,006,945	19,832,445,042	2,805,381,917	2,572,115,582	694,880,229	179,413,686
(15,199,933,264)	(17,683,258,794)	(2,057,694,841)	(3,378,493,355)	(33,679,196)	(3,036,537)
(1,197,067)	(9,053,087)	(2,242,872)	1,655,641	(331,418)	(25,348)
2,453,990	3,579,931	373,365	414,278	134,495	313,900

(192,669,396)	2,143,713,092	745,817,569	(804,307,854)	661,004,110	176,665,701

374,898,175	1,441,155,439	884,072,250	1,098,691,529	666,959,488	175,918,040
11,238,281,413	9,797,125,974	3,138,527,045	4,237,218,574	563,853,899	387,935,859

$11,613,179,588	$11,238,281,413	$4,022,599,295	$3,138,527,045	$1,230,813,387	$563,853,899

$—	$4,937,618	$9,933,084	$6,528,661	$1,098,668	$358,104

410,500,000	561,500,000	101,400,000	96,200,000	22,700,000	5,900,000
(416,000,000)	(498,500,000)	(74,400,000)	(126,100,000)	(1,100,000)	(100,000)

(5,500,000)	63,000,000	27,000,000	(29,900,000)	21,600,000	5,800,000

397

SPDR SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF		SPDR Dorsey Wright Fixed Income Allocation ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/17	For the Period 6/1/16* - 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,659,747	$1,541,043	$879,571	$15,813
Net realized gain (loss)	170,274	(1,150,099)	(493,724)	76
Net change in unrealized appreciation/depreciation	666,537	1,269,524	697,108	245,346

Net increase (decrease) in net assets resulting from operations	2,496,558	1,660,468	1,082,955	261,235

Net equalization credits and charges (Note 2)	6,502	(14,399)	70,172	33,520

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,636,974)	(1,560,394)	(818,268)	—
Net realized gains	—	—	—	—

Total distributions to shareholders	(1,636,974)	(1,560,394)	(818,268)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,808,650	2,518,121	66,833,717	15,166,384
Cost of shares redeemed	—	(9,986,839)	(25,148,275)	—
Net income equalization (Note 2)	(6,502)	14,399	(70,172)	(33,520)
Other capital (Note 8)	5	617	—	—

Net increase (decrease) in net assets from beneficial interest transactions	7,802,153	(7,453,702)	41,615,270	15,132,864

Voluntary contribution from Adviser (Note 5)	—	—	110,168	—
Net increase (decrease) in net assets during the period	8,668,239	(7,368,027)	42,060,297	15,427,619
Net assets at beginning of period	36,295,983	43,664,010	15,427,619	—

NET ASSETS AT END OF PERIOD	$44,964,222	$36,295,983	$57,487,916	$15,427,619

Undistributed (distribution in excess of) net investment income (loss)	$149,595	$126,822	$77,192	$15,813

SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	100,000	2,650,000	600,000
Shares redeemed	—	(400,000)	(1,000,000)	—

Net increase (decrease)	300,000	(300,000)	1,650,000	600,000

See accompanying notes to financial statements.

398

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$45.71		$45.71	$45.76	$45.80	$45.82

Income (loss) from investment operations:
Net investment income (loss) (a)	0.14		0.00 (b)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain (loss) (c)	(0.00	)(b)	0.04	0.04	(0.04)	0.01

Total from investment operations	0.14		0.04	(0.01)	(0.08)	(0.01)

Net equalization credits and charges (a)	(0.00	)(b)	(0.04)	(0.04)	0.04	(0.01)

Distributions to shareholders from:
Net investment income	(0.11)		—	—	—	—

Net asset value, end of period	$45.74		$45.71	$45.71	$45.76	$45.80

Total return (d)	0.31%		0.01%	(0.11)%	(0.09)%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,651,104		$1,883,265	$1,403,188	$979,258	$1,580,101
Ratios to average net assets:
Total expenses	0.14%		0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	0.30%		0.01%	(0.12)%	(0.09)%	(0.05)%
Portfolio turnover rate (e)	620%		685%	620%	577%	584%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

399

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays TIPS ETF
	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$58.09		$55.87	$57.38	$55.65	$59.59

Income (loss) from investment operations:
Net investment income (loss) (a)	1.27		0.68	(0.07)	1.00	0.60
Net realized and unrealized gain (loss) (b)	(1.73)		1.80	(0.94)	1.51	(3.72)

Total from investment operations	(0.46)		2.48	(1.01)	2.51	(3.12)

Net equalization credits and charges (a)	(0.00	)(c)	(0.02)	(0.04)	(0.01)	0.01

Other capital (a)	0.00	(c)	—	—	—	—

Distributions to shareholders from:
Net investment income	(1.45)		(0.24)	(0.46)	(0.77)	(0.83)

Net asset value, end of period	$56.18		$58.09	$55.87	$57.38	$55.65

Total return (d)	(0.82)%		4.42%	(1.84)%	4.52%	(5.32)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$921,344		$691,343	$653,662	$596,730	$651,133
Ratios to average net assets:
Total expenses	0.15%		0.15%	0.17%	0.19%	0.19%
Net investment income (loss)	2.22%		1.21%	(0.12)%	1.79%	1.00%
Portfolio turnover rate (e)	18%		17%	18%	20%	20%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

400

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 0-5 Year TIPS ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	For the Period 2/26/14* - 6/30/14
Net asset value, beginning of period	$19.81	$19.52	$20.06	$20.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.11	(0.34)	0.22
Net realized and unrealized gain (loss) (b)	(0.37)	0.18	(0.25)	0.02

Total from investment operations	0.01	0.29	(0.59)	0.24

Net equalization credits and charges (a)	0.03	—	0.18	—

Distributions to shareholders from:
Net investment income	(0.28)	—	(0.13)	(0.18)

Net asset value, end of period	$19.57	$19.81	$19.52	$20.06

Total return (c)	0.23%	1.50%	(2.01)%	1.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,763	$3,963	$3,904	$6,017
Ratios to average net assets:
Total expenses	0.15%	0.16%	0.15%	0.15	%(d)
Net investment income (loss)	1.93%	0.55%	(1.76)%	3.21	%(d)
Portfolio turnover rate (e)	34%	39%	26%	10	%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.

See accompanying notes to financial statements.

401

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		For the Period 5/29/13* - 6/30/13
Net asset value, beginning of period	$19.89	$19.29	$19.93	$19.39		$20.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.38	0.19	(0.06)	0.21		(0.03)
Net realized and unrealized gain (loss) (b)	(0.47)	0.47	(0.11)	0.45		(0.58)

Total from investment operations	(0.09)	0.66	(0.17)	0.66		(0.61)

Net equalization credits and charges (a)	0.01	(0.05)	(0.25)	(0.00	)(c)	(0.00	)(c)

Distributions to shareholders from:
Net investment income	(0.35)	(0.01)	(0.22)	(0.12)		—

Net asset value, end of period	$19.46	$19.89	$19.29	$19.93		$19.39

Total return (d)	(0.41)%	3.16%	(2.10)%	3.42%		(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$114,802	$23,867	$19,293	$9,963		$11,632
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%		0.15	%(e)
Net investment income (loss)	1.94%	0.96%	(0.32)%	1.06%		(1.85	)%(e)
Portfolio turnover rate (f)	22%	23%	28%	24%		1	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

402

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term Treasury ETF
	Year Ended 6/30/17	Year Ended 6/30/16		Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$30.65	$30.23		$30.08		$29.95		$30.10

Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.28		0.23		0.17		0.12
Net realized and unrealized gain (loss) (b)	(0.50)	0.42		0.12		0.13		(0.15)

Total from investment operations	(0.20)	0.70		0.35		0.30		(0.03)

Net equalization credits and charges (a)	0.00 (c)	0.00	(c)	0.02		0.00	(c)	0.00 (c)

Other capital (a)	0.00 (c)	—		0.00	(c)	—		—

Distributions to shareholders from:
Net investment income	(0.30)	(0.28)		(0.22)		(0.17)		(0.12)
Net realized gains	—	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	—

Total distributions	(0.30)	(0.28)		(0.22)		(0.17)		(0.12)

Net asset value, end of period	$30.15	$30.65		$30.23		$30.08		$29.95

Total return (d)	(0.67)%	2.33%		1.23%		1.00%		(0.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$138,690	$91,957		$54,413		$12,033		$5,990
Ratios to average net assets:
Total expenses	0.10%	0.10%		0.11%		0.12%		0.12%
Net investment income (loss)	1.00%	0.93%		0.76%		0.57%		0.39%
Portfolio turnover rate (e)	33%	40%		35%		40%		38%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

403

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Intermediate Term Treasury ETF
	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$61.66		$60.06	$59.72	$59.66	$61.31

Income (loss) from investment operations:
Net investment income (loss) (a)	0.76		0.75	0.68	0.69	0.90
Net realized and unrealized gain (loss) (b)	(1.63)		1.58	0.31	0.14	(1.34)

Total from investment operations	(0.87)		2.33	0.99	0.83	(0.44)

Net equalization credits and charges (a)	(0.00	)(c)	0.01	0.02	(0.01)	(0.01)

Other capital (a)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—

Distributions to shareholders from:
Net investment income	(0.75)		(0.74)	(0.67)	(0.71)	(0.91)
Net realized gains	—		—	—	(0.05)	(0.29)

Total distributions	(0.75)		(0.74)	(0.67)	(0.76)	(1.20)

Net asset value, end of period	$60.04		$61.66	$60.06	$59.72	$59.66

Total return (d)	(1.42)%		3.92%	1.69%	1.39%	(0.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$444,299		$437,789	$294,311	$167,232	$173,012
Ratios to average net assets:
Total expenses	0.10%		0.10%	0.12%	0.14%	0.14%
Net investment income (loss)	1.26%		1.24%	1.13%	1.16%	1.48%
Portfolio turnover rate (e)	25%		33%	27%	32%	32%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

404

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Long Term Treasury ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$79.66	$68.55	$66.31	$64.34	$72.05

Income (loss) from investment operations:
Net investment income (loss) (a)	1.75	1.80	1.87	1.86	1.75
Net realized and unrealized gain (loss) (b)	(7.60)	11.05	2.23	1.91	(7.70)

Total from investment operations	(5.85)	12.85	4.10	3.77	(5.95)

Net equalization credits and charges (a)	0.03	0.07	0.04	0.04	(0.01)

Other capital (a)	0.00 (c)	—	0.00 (c)	—	—

Distributions to shareholders from:
Net investment income	(1.75)	(1.81)	(1.90)	(1.84)	(1.75)

Net asset value, end of period	$72.09	$79.66	$68.55	$66.31	$64.34

Total return (d)	(7.31)%	19.14%	6.21%	6.16%	(8.44)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$555,074	$446,122	$164,531	$86,209	$57,908
Ratios to average net assets:
Total expenses	0.10%	0.10%	0.11%	0.14%	0.14%
Net investment income (loss)	2.39%	2.46%	2.60%	2.95%	2.49%
Portfolio turnover rate (e)	10%	22%	18%	24%	20%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

405

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term Corporate Bond ETF
	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$30.76		$30.58	$30.76	$30.53	$30.37

Income (loss) from investment operations:
Net investment income (loss) (a)	0.53		0.48	0.39	0.36	0.40
Net realized and unrealized gain (loss) (b)	(0.14)		0.17	(0.16)	0.29	0.17

Total from investment operations	0.39		0.65	0.23	0.65	0.57

Net equalization credits and charges (a)	(0.01)		0.00 (c)	0.00 (c)	0.00 (c)	0.02

Other capital (a)	(0.00	)(c)	—	0.00 (c)	0.00 (c)	0.01

Distributions to shareholders from:
Net investment income	(0.52)		(0.47)	(0.38)	(0.36)	(0.41)
Net realized gains	—		—	(0.03)	(0.06)	(0.03)

Total distributions	(0.52)		(0.47)	(0.41)	(0.42)	(0.44)

Net asset value, end of period	$30.62		$30.76	$30.58	$30.76	$30.53

Total return (d)	1.25%		2.17%	0.74%	2.14%	1.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,982,413		$3,965,398	$3,962,876	$3,448,186	$2,940,064
Ratios to average net assets:
Total expenses	0.12%		0.12%	0.12%	0.13%	0.13%
Net expenses	0.12%		0.12%	0.12%	0.13%	0.13%
Net investment income (loss)	1.72%		1.56%	1.27%	1.18%	1.30%
Portfolio turnover rate (e)	67%		56%	46%	43%	46%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

406

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$34.73	$33.90		$34.34	$33.53	$33.89

Income (loss) from investment operations:
Net investment income (loss) (a)	0.91	0.91		0.89	0.92	1.00
Net realized and unrealized gain (loss) (b)	(0.37)	0.81		(0.45)	0.89	(0.31)

Total from investment operations	0.54	1.72		0.44	1.81	0.69

Net equalization credits and charges (a)	0.02	0.02		0.02	0.00 (c)	0.02

Other capital (a)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.02

Distributions to shareholders from:
Net investment income	(0.91)	(0.91)		(0.90)	(0.92)	(1.02)
Net realized gains	—	(0.00	)(c)	—	(0.08)	(0.07)

Total distributions	(0.91)	(0.91)		(0.90)	(1.00)	(1.09)

Net asset value, end of period	$34.38	$34.73		$33.90	$34.34	$33.53

Total return (d)	1.65%	5.23%		1.34%	5.47%	2.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,090,046	$1,343,962		$752,581	$456,714	$399,041
Ratios to average net assets:
Total expenses	0.12%	0.12%		0.14%	0.15%	0.15%
Net investment income (loss)	2.65%	2.70%		2.61%	2.72%	2.89%
Portfolio turnover rate (e)	33%	26%		13%	13%	16%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

407

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Long Term Corporate Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$41.92	$38.38	$40.46	$37.41	$39.92

Income (loss) from investment operations:
Net investment income (loss) (a)	1.72	1.77	1.75	1.79	1.81
Net realized and unrealized gain (loss) (b)	(0.35)	3.60	(2.21)	2.96	(2.60)

Total from investment operations	1.37	5.37	(0.46)	4.75	(0.79)

Net equalization credits and charges (a)	0.02	(0.07)	0.05	0.04	0.01

Other capital (a)	0.00 (c)	0.01	0.08	0.06	0.22

Distributions to shareholders from:
Net investment income	(1.72)	(1.77)	(1.75)	(1.80)	(1.82)
Net realized gains	—	—	—	—	(0.13)

Total distributions	(1.72)	(1.77)	(1.75)	(1.80)	(1.95)

Net asset value, end of period	$41.59	$41.92	$38.38	$40.46	$37.41

Total return (d)	3.50%	14.31%	(0.96)%	13.44%	(1.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$232,916	$150,896	$337,777	$161,829	$97,258
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.14%	0.15%	0.15%
Net investment income (loss)	4.22%	4.58%	4.29%	4.69%	4.42%
Portfolio turnover rate (e)	20%	14%	10%	8%	24%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

408

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$32.57	$31.53	$32.28	$31.22		$32.02

Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	0.97	0.96	1.08		1.08
Net realized and unrealized gain (loss) (b)	(0.33)	1.04	(0.88)	1.11		(0.81)

Total from investment operations	0.66	2.01	0.08	2.19		0.27

Net equalization credits and charges (a)	0.01	0.00 (c)	0.01	(0.00	)(c)	0.03

Other capital (a)	0.00 (c)	0.00 (c)	0.14	0.03		0.08

Distributions to shareholders from:
Net investment income	(0.99)	(0.97)	(0.98)	(1.08)		(1.08)
Net realized gains	—	—	—	(0.08)		(0.10)

Total distributions	(0.99)	(0.97)	(0.98)	(1.16)		(1.18)

Net asset value, end of period	$32.25	$32.57	$31.53	$32.28		$31.22

Total return (d)	2.11%	6.56%	0.67%	7.28%		1.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,029	$26,060	$25,220	$32,285		$34,340
Ratios to average net assets:
Total expenses	0.16%	0.16%	0.16%	0.16%		0.16%
Net investment income (loss)	3.09%	3.09%	2.98%	3.42%		3.34%
Portfolio turnover rate (e)	36%	20%	8%	22%		11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

409

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$43.78	$47.44	$50.30	$42.54	$37.67

Income (loss) from investment operations:
Net investment income (loss) (a)	0.98	0.82	0.37	(0.00)	(0.19)
Net realized and unrealized gain (loss) (b)	7.17	(1.38)	0.22	9.20	6.39

Total from investment operations	8.15	(0.56)	0.59	9.20	6.20

Net equalization credits and charges (a)	(0.33)	0.34	(0.05)	0.14	0.31

Other capital (a)	0.02	0.00 (c)	0.01	0.01	0.00 (c)

Distributions to shareholders from:
Net investment income	(2.09)	(2.32)	(2.12)	(1.59)	(1.64)
Net realized gains	—	(1.12)	(1.29)	—	—

Total distributions	(2.09)	(3.44)	(3.41)	(1.59)	(1.64)

Net asset value, end of period	$49.53	$43.78	$47.44	$50.30	$42.54

Total return (d)	18.34%	(0.13)%	1.27%	22.35%	17.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,873,400	$2,197,606	$3,045,439	$2,862,353	$1,225,259
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.12%	1.84%	0.75%	0.00%	(0.47)%
Portfolio turnover rate (e)	32%	30%	38%	40%	34%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

410

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Mortgage Backed Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$27.18	$26.93	$27.41	$26.61	$27.68

Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	0.82	0.79	0.53	0.11
Net realized and unrealized gain (loss) (b)	(0.68)	0.23	(0.22)	0.69	(0.62)

Total from investment operations	(0.14)	1.05	0.57	1.22	(0.51)

Net equalization credits and charges (a)	0.01	0.02	(0.01)	0.01	(0.00	)(c)

Other capital	0.01	0.01	0.00 (c)	0.02	0.02

Distributions to shareholders from:
Net investment income	(0.79)	(0.79)	(0.77)	(0.44)	(0.13)
Net realized gains	—	—	(0.27)	(0.01)	(0.45)
Return of capital	—	(0.04)	—	—	—

Total distributions	(0.79)	(0.83)	(1.04)	(0.45)	(0.58)

Net asset value, end of period	$26.27	$27.18	$26.93	$27.41	$26.61

Total return (d)	(0.44)%	4.08%	2.03%	4.75%	(1.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$225,933	$225,585	$150,787	$126,085	$23,951
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.18%	0.16%	0.20%	0.20%	0.20%
Net investment income (loss)	2.03%	3.05%	2.88%	1.96%	0.40%
Portfolio turnover rate (e)	323%	356%	221%	379%	544%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

411

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Aggregate Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$59.37	$57.49	$57.90	$56.76	$58.57

Income (loss) from investment operations:
Net investment income (loss) (a)	1.34	1.50	1.44	1.34	0.97
Net realized and unrealized gain (loss) (b)	(1.60)	1.85	(0.45)	1.08	(1.52)

Total from investment operations	(0.26)	3.35	0.99	2.42	(0.55)

Net equalization credits and charges (a)	(0.01)	0.02	0.02	0.01	0.00 (c)

Other capital (a)	0.01	0.01	0.01	0.02	0.01

Distributions to shareholders from:
Net investment income	(1.51)	(1.50)	(1.43)	(1.31)	(0.96)
Net realized gains	—	—	—	—	(0.31)

Total distributions	(1.51)	(1.50)	(1.43)	(1.31)	(1.27)

Net asset value, end of period	$57.60	$59.37	$57.49	$57.90	$56.76

Total return (d)	(0.40)%	5.97%	1.77%	4.38%	(0.95)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,077,191	$1,377,335	$988,792	$735,309	$669,829
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.14%	0.19%	0.19%
Net expenses	0.08%	0.07%	0.11%	0.13%	0.13%
Net investment income (loss)	2.31%	2.58%	2.48%	2.35%	1.65%
Portfolio turnover rate (e)	46%	105%	69%	91%	165%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

412

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)	Year Ended 6/30/14(a)		Year Ended 6/30/13(a)
Net asset value, beginning of period	$50.59	$47.52	$47.44	$46.04		$48.32

Income (loss) from investment operations:
Net investment income (loss) (b)	1.05	1.09	1.14	1.18		1.30
Net realized and unrealized gain (loss) (c)	(1.75)	3.11	0.06	1.68		(1.74)

Total from investment operations	(0.70)	4.20	1.20	2.86		(0.44)

Net equalization credits and charges (b)	0.01	0.02	0.02	(0.00	)(d)	0.00 (d)

Other capital (b)	0.00 (d)	0.00 (d)	0.00 (d)	0.00	(d)	0.02

Distributions to shareholders from:
Net investment income	(1.04)	(1.10)	(1.14)	(1.18)		(1.30)
Net realized gains	(0.09)	(0.05)	—	(0.28)		(0.56)

Total distributions	(1.13)	(1.15)	(1.14)	(1.46)		(1.86)

Net asset value, end of period	$48.77	$50.59	$47.52	$47.44		$46.04

Total return (e)	(1.34)%	9.02%	2.56%	6.41%		(1.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,411,847	$1,950,478	$1,304,277	$1,034,219		$1,084,129
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%		0.30%
Net expenses	0.23%	0.23%	0.23%	0.23%		0.23%
Net investment income (loss)	2.15%	2.23%	2.37%	2.58%		2.69%
Portfolio turnover rate (f)	23%	21%	20%	28%		18%

(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

413

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16 (a)	Year Ended 6/30/15 (a)		Year Ended 6/30/14 (a)	Year Ended 6/30/13 (a)
Net asset value, beginning of period	$49.07	$48.50	$48.72		$48.06	$48.78

Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	0.46	0.44		0.46	0.52
Net realized and unrealized gain (loss) (c)	(0.52)	0.57	(0.22)		0.66	(0.60)

Total from investment operations	(0.03)	1.03	0.22		1.12	(0.08)

Net equalization credits and charges (b)	0.00 (d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)

Other capital (b)	0.00 (d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00 (d)

Distributions to shareholders from:
Net investment income	(0.48)	(0.46)	(0.44)		(0.46)	(0.54)
Net realized gains	(0.02)	—	(0.00	)(d)	—	(0.10)

Total distributions	(0.50)	(0.46)	(0.44)		(0.46)	(0.64)

Net asset value, end of period	$48.54	$49.07	$48.50		$48.72	$48.06

Total return (e)	(0.04)%	2.13%	0.46%		2.31%	(0.20)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,458,648	$2,966,297	$2,609,387		$2,219,335	$1,927,465
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%		0.20%	0.20%
Net investment income (loss)	1.01%	0.94%	0.91%		0.93%	1.07%
Portfolio turnover rate (f)	32%	23%	23%		17%	20%

(a)	On March 15, 2016, the SPDR Nuveen Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

414

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Nuveen S&P High Yield Municipal Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$59.80	$56.21	$56.28	$54.67	$56.05

Income (loss) from investment operations:
Net investment income (loss) (a)	2.20	2.56	2.62	2.72	2.81
Net realized and unrealized gain (loss) (b)	(2.62)	3.53	(0.17)	1.47	(1.49)

Total from investment operations	(0.42)	6.09	2.45	4.19	1.32

Net equalization credits and charges (a)	0.01	0.04	0.03	0.05	0.07

Other capital (a)	0.03	0.01	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	(2.17)	(2.55)	(2.56)	(2.64)	(2.70)
Net realized gains	—	—	—	—	(0.08)

Total distributions	(2.17)	(2.55)	(2.56)	(2.64)	(2.78)

Net asset value, end of period	$57.25	$59.80	$56.21	$56.28	$54.67

Total return (c)	(0.60)%	11.23%	4.47%	8.16%	2.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$606,878	$490,343	$382,259	$275,752	$218,686
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.82%	4.48%	4.58%	5.08%	4.84%
Portfolio turnover rate (d)	11%	23%	38%	21%	7%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

415

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Citi International Government Inflation-Protected Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$55.13	$54.61	$62.28	$57.56	$59.24

Income (loss) from investment operations:
Net investment income (loss) (a)	1.86	1.39	1.36	1.99	1.86
Net realized and unrealized gain (loss) (b)	(0.65)	(0.37)	(8.43)	4.20	(1.44)

Total from investment operations	1.21	1.02	(7.07)	6.19	0.42

Other capital	0.07	0.08	0.10	0.05	0.10

Distributions to shareholders from:
Net investment income	—	(0.05)	(0.43)	(1.49)	(1.62)
Net realized gains	(0.66)	(0.53)	(0.27)	(0.03)	—
Return of capital	—	—	—	—	(0.58)

Total distributions	(0.66)	(0.58)	(0.70)	(1.52)	(2.20)

Net asset value, end of period.	$55.75	$55.13	$54.61	$62.28	$57.56

Total return (c)	2.39%	2.12%	(11.25)%	10.97%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$496,236	$617,443	$769,996	$959,208	$1,162,731
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.39%	2.63%	2.35%	3.35%	3.00%
Portfolio turnover rate (d)	42%	52%	36%	19%	43%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

416

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Year Ended 6/30/17		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$31.48		$30.71	$36.48	$34.67		$35.80

Income (loss) from investment operations:
Net investment income (loss) (a)	0.03		0.17	0.19	0.30		0.40
Net realized and unrealized gain (loss) (b)	(0.42)		0.59	(5.91)	1.53		(1.53)

Total from investment operations	(0.39)		0.76	(5.72)	1.83		(1.13)

Voluntary contribution from Adviser (Note 5)	0.18		—	—	—		—

Net equalization credits and charges (a)	—		—	(0.01)	—		—

Other capital (a)	0.00	(c)	0.03	0.02	0.01		0.00	(c)

Distributions to shareholders from:
Net investment income	—		—	(0.01)	(0.00	)(c)	(0.00	)(c)
Net realized gains	(0.04)		(0.02)	(0.05)	(0.03)		—

Total distributions	(0.04)		(0.02)	(0.06)	(0.03)		(0.00	)(c)

Net asset value, end of period	$31.23		$31.48	$30.71	$36.48		$34.67

Total return (d)	(0.66	)%(e)	2.56%	(15.67)%	5.32%		(3.14)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$196,749		$182,560	$199,591	$273,606		$211,479
Ratios to average net assets:
Total expenses	0.35%		0.35%	0.35%	0.35%		0.35%
Net investment income (loss)	0.11%		0.55%	0.59%	0.84%		1.11%
Portfolio turnover rate (f)	74%		85%	83%	83%		71%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one—time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

417

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF(a)
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$28.60	$26.08	$30.34	$28.15	$29.57

Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	0.50	0.46	0.60	0.65
Net realized and unrealized gain (loss) (c)	(1.51)	2.01	(4.37)	2.05	(1.47)

Total from investment operations	(1.05)	2.51	(3.91)	2.65	(0.82)

Net equalization credits and charges (b)	—	—	(0.02)	—	—

Other capital (b)	0.01	0.01	0.01	0.01	0.01

Distributions to shareholders from:
Net investment income	—	—	(0.18)	(0.46)	(0.61)
Net realized gains	—	—	(0.16)	(0.01)	—

Total distributions	—	—	(0.34)	(0.47)	(0.61)

Net asset value, end of period	$27.56	$28.60	$26.08	$30.34	$28.15

Total return (d)	(3.61)%	9.67%	(13.01)%	9.52%	(2.86)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,568,418	$1,675,762	$1,449,792	$2,426,951	$1,891,366
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	1.46%	1.86%	1.62%	2.05%	2.16%
Portfolio turnover rate (e)	25%	24%	19%	40%	31%

(a)	On September 29, 2016, the SPDR Bloomberg Barclays International Treasury Bond ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 9.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

418

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Year Ended 6/30/17		Year Ended 6/30/16		Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$32.44		$31.34		$37.68	$34.17	$32.34

Income (loss) from investment operations:
Net investment income (loss) (a)	0.42		0.57		0.49	0.64	0.77
Net realized and unrealized gain (loss) (b)	0.30		0.53		(6.50)	3.44	1.43

Total from investment operations	0.72		1.10		(6.01)	4.08	2.20

Contribution from custodian	—		—		—	—	0.02

Other capital (a)	0.01		(0.00	)(c)	0.01	0.05	0.09

Distributions to shareholders from:
Net investment income	—		(0.00	)(c)	(0.33)	(0.60)	(0.46)
Net realized gains	(0.00	)(c)	—		(0.01)	(0.02)	(0.02)

Total distributions	(0.00	)(c)	(0.00	)(c)	(0.34)	(0.62)	(0.48)

Net asset value, end of period	$33.17		$32.44		$31.34	$37.68	$34.17

Total return (e)	2.26%		3.54%		(16.02)%	12.32%	7.18	%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$149,286		$139,508		$191,155	$316,502	$184,513
Ratios to average net assets:
Total expenses	0.50%		0.50%		0.54%	0.55%	0.55%
Net investment income (loss)	1.30%		1.80%		1.43%	1.77%	2.24%
Portfolio turnover rate (f)	14%		19%		28%	23%	37%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	If the custodian had not made a contribution during the Year Ended 6/30/13, the total return would have been 7.13%.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

419

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$27.74	$27.08	$31.25	$29.74	$30.79

Income (loss) from investment operations:
Net investment income (loss) (a)	1.38	1.47	1.43	1.51	1.57
Net realized and unrealized gain (loss) (b)	(0.18)	(0.90)	(5.64)	0.47	(1.13)

Total from investment operations	1.20	0.57	(4.21)	1.98	0.44

Other capital (a)	0.05	0.09	0.04	0.09	0.14

Distributions to shareholders from:
Net investment income	—	—	—	(0.56)	(1.54)
Net realized gains	—	—	—	—	(0.01)
Return of capital	—	—	—	—	(0.08)

Total distributions	—	—	—	(0.56)	(1.63)

Net asset value, end of period	$28.99	$27.74	$27.08	$31.25	$29.74

Total return (c)	4.49%	2.44%	(13.35)%	6.77%	1.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$130,438	$205,272	$97,487	$100,014	$107,055
Ratios to average net assets:
Total expenses	0.47%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.46%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	4.95%	5.67%	4.94%	5.06%	4.93%
Portfolio turnover rate (d)	42%	44%	35%	69%	75%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

420

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$35.28	$38.34	$41.63	$39.53		$39.16

Income (loss) from investment operations:
Net investment income (loss) (a)	2.18	2.22	2.26	2.38		2.59
Net realized and unrealized gain (loss) (b)	1.83	(3.10)	(3.31)	2.11		0.38

Total from investment operations	4.01	(0.88)	(1.05)	4.49		2.97

Net equalization credits and charges (a)	0.00 (c)	0.03	0.01	0.00	(c)	(0.01)

Other capital (a)	0.01	0.01	0.01	0.00	(c)	0.03

Distributions to shareholders from:
Net investment income	(2.20)	(2.22)	(2.26)	(2.39)		(2.62)
Net realized gains	—	—	—	(0.00	)(c)	—

Total distributions	(2.20)	(2.22)	(2.26)	(2.39)		(2.62)

Net asset value, end of period	$37.10	$35.28	$38.34	$41.63		$39.53

Total return (d)	11.65%	(1.99)%	(2.50)%	11.72%		7.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,613,180	$11,238,281	$9,797,126	$9,762,390		$9,300,031
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%		0.40%
Net investment income (loss)	5.97%	6.32%	5.71%	5.86%		6.41%
Portfolio turnover rate (e)	46%	59%	34%	30%		49%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

421

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$26.80	$28.82	$30.86	$30.05	$29.77

Income (loss) from investment operations:
Net investment income (loss) (a)	1.62	1.51	1.51	1.59	1.75
Net realized and unrealized gain (loss) (b)	1.10	(2.02)	(2.04)	0.75	0.23

Total from investment operations	2.72	(0.51)	(0.53)	2.34	1.98

Net equalization credits and charges (a)	0.02	(0.01)	0.00 (c)	0.07	0.14

Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.04

Distributions to shareholders from:
Net investment income	(1.62)	(1.50)	(1.51)	(1.58)	(1.88)
Net realized gains	—	—	—	(0.02)	—

Total distributions	(1.62)	(1.50)	(1.51)	(1.60)	(1.88)

Net asset value, end of period	$27.92	$26.80	$28.82	$30.86	$30.05

Total return (d)	10.43%	(1.61)%	(1.72)%	8.21%	7.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,022,599	$3,138,527	$4,237,219	$4,341,352	$1,349,305
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.85%	5.66%	5.13%	5.17%	5.75%
Portfolio turnover rate (e)	57%	39%	39%	44%	54%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

422

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15		Year Ended 6/30/14		Year Ended 6/30/13
Net asset value, beginning of period	$30.48	$30.55	$30.63		$30.47		$30.33

Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.25	0.17		0.16		0.33
Net realized and unrealized gain (loss) (b)	0.16	(0.10)	(0.08)		0.14		0.13

Total from investment operations	0.57	0.15	0.09		0.30		0.46

Net equalization credits and charges (a)	0.01	0.00 (c)	0.00	(c)	0.01		0.02

Other capital (a)	0.01	0.02	0.00	(c)	0.01		0.05

Distributions to shareholders from:
Net investment income	(0.38)	(0.24)	(0.17)		(0.16)		(0.39)
Net realized gains	—	—	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)

Total distributions	(0.38)	(0.24)	(0.17)		(0.16)		(0.39)

Net asset value, end of period.	$30.69	$30.48	$30.55		$30.63		$30.47

Total return (d)	1.98%	0.55%	0.29%		1.06%		1.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,230,813	$563,854	$387,936		$385,915		$42,655
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%		0.15%		0.15%
Net investment income (loss)	1.33%	0.83%	0.56%		0.51%		1.08%
Portfolio turnover rate (e)	23%	28%	21%		12%		11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

423

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13
Net asset value, beginning of period	$25.93	$25.68	$26.58	$25.30	$25.24

Income (loss) from investment operations:
Net investment income (loss) (a)	1.11	1.07	1.02	1.03	1.05
Net realized and unrealized gain (loss) (b)	0.52	0.28	(0.97)	1.35	(0.16)

Total from investment operations	1.63	1.35	0.05	2.38	0.89

Net equalization credits and charges (a)	0.00 (c)	(0.01)	(0.02)	—	0.06

Other capital (a)	0.00 (c)	0.00 (c)	0.07	0.02	0.11

Distributions to shareholders from:
Net investment income	(1.11)	(1.09)	(0.98)	(1.03)	(1.00)
Net realized gains	—	—	(0.02)	(0.09)	—

Total distributions	(1.11)	(1.09)	(1.00)	(1.12)	(1.00)

Net asset value, end of period	$26.45	$25.93	$25.68	$26.58	$25.30

Total return (d)	6.42%	5.39%	0.42%	9.76%	4.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,964	$36,296	$43,664	$29,235	$22,770
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	4.25%	4.27%	3.88%	4.00%	4.01%
Portfolio turnover rate (e)	24%	36%	16%	18%	20%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

424

SPDR SERIES TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period

	SPDR Dorsey Wright Fixed Income Allocation ETF
	Year Ended 6/30/17		For the Period 6/2/16* - 6/30/16
Net asset value, beginning of period	$25.71		$25.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.90		0.05
Net realized and unrealized gain (loss) (b)	(0.35)		0.56

Total from investment operations	0.55		0.61

Voluntary contribution from Adviser (Note 5)	0.11		—

Net equalization credits and charges (a)	0.07		0.10

Distributions to shareholders from:
Net investment income	(0.89)		—

Net asset value, end of period	$25.55		$25.71

Total return (c)	2.98	%(d)	2.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$57,488		$15,428
Ratios to average net assets:
Total expenses	0.60%		0.60	%(e)
Net expenses	0.25%		0.21	%(e)
Net investment income (loss)	3.55%		2.23	%(e)
Portfolio turnover rate (f)	71%		3	%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a one—time voluntary contribution during the period ended June 30, 2017, the total return would have been 2.54%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.

425

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

1.	Organization

SPDR Series Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of June 30, 2017, the Trust consists of seventy-six (76) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with $0.01par value. The financial statements herein relate to the following series (each a “Fund,” and collectively, the “Funds”):

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SPDR Bloomberg Barclays TIPS ETF

SPDR Bloomberg Barclays 0-5 Year TIPS ETF

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SPDR Bloomberg Barclays Short Term Treasury ETF

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Long Term Treasury ETF

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Aggregate Bond ETF

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

SPDR Citi International Government Inflation-Protected Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SPDR Dorsey Wright Fixed Income Allocation ETF

Each Fund is classified as a non-diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund

426

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchanged-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published NAV per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation, the agreements will be fair valued.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value (“NAV”) and the prices used by the Funds’ underlying benchmarks.

Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

427

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2017, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

For the period ended June 30, 2017 the SPDR Bloomberg Barclays Convertible Securities ETF had transfers from Level 1 to Level 2 in the amount of $379,496,857. At June 30, 2016 the convertible preferred stocks were valued using exchange closing prices in accordance with Fund’s valuation policy. At June 30, 2017, exchange closing prices were unavailable for certain convertible preferred stocks and therefore were valued using alternative valuation procedures under the valuation policy adopted by the Board.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. Certain Funds such as SPDR Bloomberg Barclays TIPS ETF, SPDR Bloomberg Barclays 0-5 Year TIPS ETF, SPDR Bloomberg Barclays 1-10 Year TIPS ETF, and SPDR Citi International Government Inflation — Protected Bond ETF may invest exclusively in inflation indexed instruments.

Paydown gains and losses are recorded as an adjustment to interest income.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

428

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (“SSGAFM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Equalization

Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended June 30, 2017:

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF

SPDR Bloomberg Barclays TIPS ETF

SPDR Bloomberg Barclays 0-5 Year TIPS ETF

SPDR Bloomberg Barclays 1-10 Year TIPS ETF

SPDR Bloomberg Barclays Short Term Treasury ETF

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

SPDR Bloomberg Barclays Long Term Treasury ETF

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Aggregate Bond ETF

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SPDR Dorsey Wright Fixed Income Allocation ETF

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities

During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed

429

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

Loan Agreements

The SPDR Bloomberg Barclays High Yield Bond ETF, and SPDR Bloomberg Barclays Short Term High Yield Bond ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.

Mortgage Dollar Rolls

The SPDR Bloomberg Barclays Aggregate Bond ETF and the SPDR Bloomberg Barclays Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Bloomberg Barclays Aggregate Bond ETF and the SPDR Bloomberg Barclays Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.

The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.

Additionally, the value of such securities may change adversely before the SPDR Bloomberg Barclays Aggregate Bond ETF and the SPDR Bloomberg Barclays Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Bloomberg Barclays Aggregate Bond ETF and the SPDR Bloomberg Barclays Mortgage Backed Bond ETF to experience higher transaction costs.

4.	Derivative Financial Instruments

Forward Foreign Currency Exchange Contracts

Certain Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, a Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

For the period ended June 30, 2017, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:

SPDR Barclays International Corporate Bond ETF	Gain exposure to foreign currencies or hedge against currency fluctuations

430

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Swaps

Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.

Credit Default Swaps

The SPDR Bloomberg Barclays High Yield Bond ETF may enter into a credit default swap for hedging purposes or to seek to increase total return of the Fund as well as managing the liquidity profile of the Fund. Credit default swap contracts may be entered into OTC or may be executed through a clearinghouse (“cleared credit default swap”). The Fund enters into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment. Accordingly, the Fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Credit default swaps are typically governed by the standard terms and conditions of an International Swaps and Derivatives Association Master Agreements (“ISDA Master Agreements ”) or similar agreements (“Master Agreements”). A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation

431

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry’s inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Risks associated with Derivatives

Derivative financial instruments involve, to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When the Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of the Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for the Fund’s derivative positions at any time and may impact the Fund’s ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement the Fund’s performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. The Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.

Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into over the counter (“OTC”) under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

432

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged or received by the Fund, if any, is noted in the Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, the Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Trustees. The Fund bears the market risk arising from any change in index or security values or interest rates.

The SPDR Bloomberg Barclays High Yield Bond ETF entered into credit default swaps contracts during the period ended June 30, 2017, however, there were none outstanding as of June 30, 2017.

The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2017, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$5,426	$—	$—	$—	$5,426

(a)	Unrealized appreciation on forward foreign currency exchange contracts.

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$17,439	$—	$—	$—	$17,439

(a)	Unrealized depreciation on forward foreign currency exchange contracts.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Citi International Government Inflation-Protected Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$(136,206)	$—	$—	$—	$(136,206)
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	271,485	—	—	—	271,485
SPDR Bloomberg Barclays International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	1,462,601	—	—	—	1,462,601
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	(31,371)	—	—	—	(31,371)

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$(30,161)	$—	$—	$—	$(30,161)
SPDR Bloomberg Barclays High Yield Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	—	—	—	—	—
Swap Contracts (b)	—	—	112,825	—	—	112,825

(a)	Net realized gain (loss) on forward foreign currency exchange contracts.
(b)	Net realized gain (loss) on swap contracts.

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	$—	$(89,874)	$—	$—	$—	$(89,874)
SPDR Bloomberg Barclays International Treasury Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	(427,041)	—	—	—	(427,041)
SPDR Bloomberg Barclays International Corporate Bond ETF
Forward Foreign Currency Exchange Contracts (a)	—	(37,942)	—	—	—	(37,942)

(a)	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2017:

SPDR Bloomberg Barclays International Corporate Bond ETF

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Westpac Banking Corp	$5,426	$(5,426)	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received)/ Pledged	Net Amount
Westpac Banking Corp.	$(17,439)	$5,426	$—	$(12,013)

Amounts presented on the Schedule of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.

434

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

5.	Fees and Transactions with Affiliates

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.1345%
SPDR Bloomberg Barclays TIPS ETF	0.1500
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	0.1500
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.1500
SPDR Bloomberg Barclays Short Term Treasury ETF	0.1000
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.1000
SPDR Bloomberg Barclays Long Term Treasury ETF	0.1000
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	0.1200
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	0.1200
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	0.1200
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	0.1600
SPDR Bloomberg Barclays Convertible Securities ETF	0.4000
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.2000	(a)
SPDR Bloomberg Barclays Aggregate Bond ETF	0.0800
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.3000	(b)
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.2000
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.5000	(b)
SPDR Citi International Government Inflation-Protected Bond ETF	0.5000
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.3500
SPDR Bloomberg Barclays International Treasury Bond ETF	0.5000
SPDR Bloomberg Barclays International Corporate Bond ETF	0.5000
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.4000	(c)
SPDR Bloomberg Barclays High Yield Bond ETF	0.4000
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.4000
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.1500
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.4000	(b)
SPDR Dorsey Wright Fixed Income Allocation ETF	0.6000	(d)

(a)	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to the acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any).
(b)	The Adviser has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.23%, 0.45% and 0.30% until October 31, 2017 for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF and SPDR BofA Merrill Lynch Crossover Corporate Bond ETF, respectively.
(c)	Prior to February 28, 2017, the annual rate was 0.5000% of average daily net assets. From December 30, 2016 until February 27, 2017, the Adviser had contractually agreed to limit the Fund’s annual rate to 0.4000%.
(d)	The unitary fee to be paid shall be reduced by any acquired fund fees and expenses attributable to the Fund’s investments in other investment companies.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, the fees and expenses of the Trust’s trustees who are “not interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”) (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

435

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

Nuveen Asset Management receives fees from the Advisor for its services as the sub-adviser to the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF from the Adviser.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

State Street Global Advisors Limited receives fees from the Advisor for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF, SPDR Bloomberg Barclays High Yield Bond ETF, and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.

Distribution Fees

State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust. Effective May 1, 2017, the distributor name changed from State Street Global Markets, LLC to State Street Global Advisors Funds Distributors, LLC.

Prior to March 1, 2017, pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund was authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. Effective March 1, 2017, the Trust’s Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act, which had not been operational, was terminated.

Other Transactions with Affiliates — Securities Lending

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated November 28, 2007.

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2017 are disclosed in the Schedules of Investments.

On December 16, 2016 and on February 28, 2017, the Adviser agreed to make a voluntary contribution of $110,168 and $1,070,778 to the SPDR Dorsey Wright Fixed Income Allocation ETF and the SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, respectively, in connection with two separate portfolio matters.

Due to Custodian

In certain circumstances, the Funds may have cash overdrafts with the custodian. The Due to custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Funds.

As of June 30, 2017, the SPDR Bloomberg Barclays Convertible Securities ETF, the SPDR Bloomberg Barclays Short Term HighYield Bond ETF and the SPDR Bloomberg Barclays International Treasury Bond ETF had cash overdrafts related to investment related expense payments.

436

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

6.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act, (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2017, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$10,211,237,374	$10,217,009,854	$—	$—
SPDR Bloomberg Barclays TIPS ETF	145,780,788	148,634,687	—	—
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	2,154,195	2,478,061	—	—
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	16,737,946	17,293,699	—	—
SPDR Bloomberg Barclays Short Term Treasury ETF	73,176,362	47,323,986	—	—
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	119,732,667	118,449,278	—	—
SPDR Bloomberg Barclays Long Term Treasury ETF	56,252,125	49,121,354	—	—
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	198,084,219	233,308,672	2,128,294,587	2,026,203,233
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	—	—	593,294,731	556,404,492
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	—	—	42,668,824	40,304,449
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	—	—	11,329,632	10,282,482
SPDR Bloomberg Barclays Convertible Securities ETF	—	—	1,491,546,143	978,346,173
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	1,065,189,751	961,918,152	—	—
SPDR Bloomberg Barclays Aggregate Bond ETF	514,019,214	352,658,919	40,732,201	316,413,160
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	—	—	598,813,740	476,543,064
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	—	—	1,628,626,184	1,047,535,872
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	182,801,272	58,846,857
SPDR Citi International Government Inflation-Protected Bond ETF	—	—	230,614,411	304,866,928
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	141,367,270	131,362,848
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	417,928,350	362,610,625
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	27,717,901	20,771,495
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	62,470,745	90,233,453
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	6,306,054,894	5,379,846,611
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	—	4,047,656	1,990,438,545	1,946,859,627
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	—	—	406,120,094	179,534,781
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	9,046,711	9,700,518
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	18,353,492	18,298,498

For the period ended June 30, 2017, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/ (Losses)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$1,020,994,263	$1,255,294,550	$(33,731)
SPDR Bloomberg Barclays TIPS ETF	278,332,209	33,833,966	1,508,909
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	7,839,155	998,603	10,028
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	98,129,466	5,890,630	92,681

437

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/ (Losses)
SPDR Bloomberg Barclays Short Term Treasury ETF	$102,056,431	$78,046,590	$(196,224)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	185,851,490	166,691,887	112,808
SPDR Bloomberg Barclays Long Term Treasury ETF	494,750,922	340,861,527	(5,270,725)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	459,202,980	1,427,586,691	2,515,553
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	1,509,256,626	782,608,168	7,592,329
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	168,495,871	87,400,871	436,425
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	6,281,303	3,148,593	20,105
SPDR Bloomberg Barclays Convertible Securities ETF	1,185,560,404	419,650,776	47,386,428
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	—	92,139,204	(498,932)
SPDR Bloomberg Barclays Aggregate Bond ETF	74,815,930	219,354,381	3,391,126
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	941,155,874	501,379,494	9,609,307
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	160,417,991	84,679,731	(313,181)
SPDR Nuveen S&P High Yield Municipal Bond ETF	126,746,428	85,185,056	1,998,780
SPDR Citi International Government Inflation-Protected Bond ETF	12,359,984	30,695,351	1,598,160
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	12,863,162	2,714,028	52,775
SPDR Bloomberg Barclays International Treasury Bond ETF	557,058,457	611,779,952	(3,199,557)
SPDR Bloomberg Barclays International Corporate Bond ETF	80,176,581	76,950,588	(2,510,826)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	13,247,518	55,969,229	(1,453,815)
SPDR Bloomberg Barclays High Yield Bond ETF	13,737,957,943	14,803,733,706	476,325,790
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,997,843,754	2,697,157,969	64,931,734
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	578,103,313	32,267,525	184,263
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	7,724,935	—	—
SPDR Dorsey Wright Fixed Income Allocation ETF	66,774,183	25,157,195	165,575

8.	Shareholder Transactions

Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash, except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

9.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it

438

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, amortization and accretion of premium and discount for financial statement purposes, net operating losses, contributions from adviser, wash sale loss deferrals, paydown gains and losses, distributions in excess of current earnings, and mortgage dollar roll income. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the year ended June 30, 2017, was as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$4,075,383	$—	$—	$—	$4,075,383
SPDR Bloomberg Barclays TIPS ETF	20,309,908	—	—	—	20,309,908
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	97,702	—	—	—	97,702
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,351,581	—	—	—	1,351,581
SPDR Bloomberg Barclays Short Term Treasury ETF	1,425,496	—	—	—	1,425,496
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	5,942,167	—	—	—	5,942,167
SPDR Bloomberg Barclays Long Term Treasury ETF	11,450,171	—	—	—	11,450,171
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	58,785,031	—	—	—	58,785,031
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	44,020,534	—	—	—	44,020,534
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	8,394,137	—	—	—	8,394,137
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	896,556	—	—	—	896,556
SPDR Bloomberg Barclays Convertible Securities ETF	135,469,746	—	—	—	135,469,746
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	9,048,574	—	—	—	9,048,574
SPDR Bloomberg Barclays Aggregate Bond ETF	31,931,273	—	—	—	31,931,273
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	1,391,752	44,093,065	2,474,777	—	47,959,594
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	86,018	31,977,913	1,525,860	—	33,589,791
SPDR Nuveen S&P High Yield Municipal Bond ETF	321,424	19,619,936	—	—	19,941,360
SPDR Citi International Government Inflation-Protected Bond ETF	—	—	6,386,284	—	6,386,284
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	227,044	—	227,044
SPDR Bloomberg Barclays International Corporate Bond ETF	7,702	—	5,394	—	13,096

439

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays High Yield Bond ETF	$712,206,867	$—	$—	$—	$712,206,867
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	207,424,240	—	—	—	207,424,240
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	10,198,498	—	—	—	10,198,498
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,636,974	—	—	—	1,636,974
SPDR Dorsey Wright Fixed Income Allocation ETF	818,268	—	—	—	818,268

The tax character of distributions paid during the year ended June 30, 2016 was as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays TIPS ETF	$2,758,229	$—	$—	$—	$2,758,229
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	12,233	—	—	—	12,233
SPDR Bloomberg Barclays Short Term Treasury ETF	642,897	—	—	—	642,897
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	5,597,111	—	—	—	5,597,111
SPDR Bloomberg Barclays Long Term Treasury ETF	8,632,333	—	—	—	8,632,333
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	65,038,332	—	—	—	65,038,332
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	26,985,976	—	56,023	—	27,041,999
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	8,781,341	—	—	—	8,781,341
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	792,945	—	—	—	792,945
SPDR Bloomberg Barclays Convertible Securities ETF	133,280,766	—	65,047,382	—	198,328,148
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	5,008,724	—	8,128	303,166	5,320,018
SPDR Bloomberg Barclays Aggregate Bond ETF	28,814,874	—	—	—	28,814,874
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	1,547	35,883,915	1,516,227	—	37,401,689
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	—	25,810,042	—	—	25,810,042
SPDR Nuveen S&P High Yield Municipal Bond ETF	217,257	17,644,262	—	—	17,861,519
SPDR Citi International Government Inflation-Protected Bond ETF	—	—	6,572,333	—	6,572,333
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	103,427	—	103,427
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	8,751	—	8,751
SPDR Bloomberg Barclays High Yield Bond ETF	673,448,105	—	—	—	673,448,105
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	180,288,388	—	—	—	180,288,388
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	3,287,246	—	—	—	3,287,246
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	1,560,394	—	—	—	1,560,394

440

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

At June 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carry forwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$975,235	$—	$(58,708)	$—	$79,774	$—	$996,301
SPDR Bloomberg Barclays TIPS ETF	1,682,134	—	(10,523,080)	—	(3,958,997)	—	(12,799,943)
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	39,595	—	(43,129)	—	(95,166)	—	(98,700)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	270,960	—	(231,123)	—	(1,171,755)	—	(1,131,918)
SPDR Bloomberg Barclays Short Term Treasury ETF	83,382	—	(88,333)	—	(1,136,879)	—	(1,141,830)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	245,017	—	(159,966)	—	(4,556,086)	—	(4,471,035)
SPDR Bloomberg Barclays Long Term Treasury ETF	357,734	—	(8,540,724)	—	(18,733,180)	—	(26,916,170)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	3,474,438	—	(12,000,644)	—	(2,611,072)	—	(11,137,278)
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	1,943,600	—	(4,040,164)	—	10,168,771	—	8,072,207
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	391,463	—	(4,343,971)	—	3,849,097	—	(103,411)
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	30,432	—	(353,724)	—	424,756	—	101,464
SPDR Bloomberg Barclays Convertible Securities ETF	48,717,634	—	—	—	177,036,365	—	225,753,999
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	—	—	(6,596,747)	—	(2,308,599)	—	(8,905,346)
SPDR Bloomberg Barclays Aggregate Bond ETF	—	—	(3,967,676)	—	5,395,185	—	1,427,509
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	—	1,627,812	—	—	32,021,021	(990,714)	32,658,119
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	—	1,322,305	—	—	(716,016)	(48,708)	557,581
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	4,359,941	(4,507,152)	—	(340,268)	—	(487,479)
SPDR Citi International Government Inflation-Protected Bond ETF	—	—	—	3,696,266	7,181,369	—	10,877,635
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	—	—	—	—	3,257,213	—	3,257,213
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	—	—	(42,749,324)	—	(42,749,324)
SPDR Bloomberg Barclays International Corporate Bond ETF	—	—	—	—	(3,170,392)	(10,610)	(3,181,002)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	(3,265,213)	—	(1,490,282)	—	(4,755,495)
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	(854,233,161)	—	(105,377,081)	—	(959,610,242)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	10,149,717	—	(301,607,815)	—	(36,252,899)	—	(327,710,997)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,098,668	—	(600,027)	—	4,446,070	—	4,944,711
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	149,595	—	(649,582)	—	1,368,494	—	868,507
SPDR Dorsey Wright Fixed Income Allocation ETF	77,192	—	(543,027)	—	942,454	—	476,619

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

441

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

As of June 30, 2017, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

	Expiring 2018	Expiring 2019	Non-Expiring Short Term*	Non-Expiring Long Term*
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$—	$—	$58,708	$—
SPDR Bloomberg Barclays TIPS ETF	209,542	—	4,746,957	5,566,581
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	—	—	22,106	21,023
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	—	179,038	52,085
SPDR Bloomberg Barclays Short Term Treasury ETF	—	—	76,196	12,137
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	—	—	109,440	50,526
SPDR Bloomberg Barclays Long Term Treasury ETF	17,485	94,558	5,908,206	2,520,475
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	—	—	2,488,248	9,512,396
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	—	—	2,634,723	1,405,441
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	—	—	2,860,736	1,483,235
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	—	—	168,563	185,161
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	—	—	4,492,025	2,104,722
SPDR Bloomberg Barclays Aggregate Bond ETF	—	—	1,602,872	2,364,804
SPDR Nuveen S&P High Yield Municipal Bond ETF	—	—	4,507,152	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	1,714,514	1,550,699
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	198,294,451	655,938,710
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	—	—	114,792,201	186,815,614
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	—	—	1,608	598,419
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	—	—	—	649,582
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	543,027	—

*	Must be utilized prior to losses subject to expiration.

As of June 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	$1,651,199,894	$79,774	$—	$79,774
SPDR Bloomberg Barclays TIPS ETF	922,169,817	4,300,139	8,259,135	(3,958,996)
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	10,827,544	—	95,166	(95,166)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	115,632,127	—	1,171,755	(1,171,755)
SPDR Bloomberg Barclays Short Term Treasury ETF	141,172,075	37,722	1,174,601	(1,136,879)
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	457,732,227	305,895	4,861,981	(4,556,086)
SPDR Bloomberg Barclays Long Term Treasury ETF	569,593,866	1,847,206	20,580,386	(18,733,180)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	3,063,528,264	4,186,776	6,797,848	(2,611,072)
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	2,068,997,073	16,416,066	6,247,297	10,168,769
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	227,307,196	6,009,036	2,159,939	3,849,097
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	29,164,884	565,958	141,202	424,756
SPDR Bloomberg Barclays Convertible Securities ETF	3,864,165,636	375,590,716	198,554,351	177,036,365
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	240,140,475	444,748	2,753,347	(2,308,599)

442

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Aggregate Bond ETF	$1,079,278,520	$13,733,502	$8,338,317	$5,395,185
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	2,384,158,122	44,324,873	12,303,852	32,021,021
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,447,714,434	9,442,116	10,158,132	(716,016)
SPDR Nuveen S&P High Yield Municipal Bond ETF	603,952,188	14,409,395	14,749,663	(340,268)
SPDR Citi International Government Inflation-Protected Bond ETF	486,551,752	25,492,149	18,342,959	7,149,190
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	190,696,383	5,136,726	1,937,493	3,199,233
SPDR Bloomberg Barclays International Treasury Bond ETF	1,597,643,721	28,470,648	71,527,087	(43,056,439)
SPDR Bloomberg Barclays International Corporate Bond ETF	150,626,264	2,409,536	5,658,168	(3,248,632)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	129,614,634	4,177,461	5,622,708	(1,445,247)
SPDR Bloomberg Barclays High Yield Bond ETF	12,009,114,550	114,077,478	219,454,559	(105,377,081)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,296,234,700	51,835,774	88,088,673	(36,252,899)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	1,224,781,345	4,484,011	37,941	4,446,070
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	43,890,469	1,523,518	155,024	1,368,494
SPDR Dorsey Wright Fixed Income Allocation ETF	56,557,569	942,454	—	942,454

10.	Securities Lending

Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

The market value of securities on loan as of June 30, 2017, and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

443

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2017:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays TIPS ETF	$35,838	$36,630	$—	$36,630
SPDR Bloomberg Barclays Short Term Treasury ETF	674,140	688,500	—	688,500
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	2,661,141	2,716,993	—	2,716,993
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	15,355,545	15,693,263	—	15,693,263
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	49,023,231	10,103,000	40,024,215	50,127,215
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	3,779,825	627,463	3,237,163	3,864,626
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	2,456,838	629,470	1,880,350	2,509,820
SPDR Bloomberg Barclays Convertible Securities ETF	167,225,085	146,798,009	23,096,854	169,894,863
SPDR Bloomberg Barclays Aggregate Bond ETF	9,725,452	2,700,520	7,243,853	9,944,373
SPDR Bloomberg Barclays High Yield Bond ETF	1,387,692,804	440,561,010	974,841,595	1,415,402,605
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	532,912,249	259,642,925	284,313,835	543,956,760
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	13,709,534	2,628,010	11,372,788	14,000,798
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	618,452	630,630	—	630,630

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2017:

SPDR Bloomberg Barclays TIPS ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Treasury Obligations	$36,630	$—	$—	$—	$36,630

Total Borrowings	$36,630	$—	$—	$—	$36,630

Gross amount of recognized liabilities for securities lending transactions					$36,630

SPDR Bloomberg Barclays Short Term Treasury ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Treasury Obligations	$688,500	$—	$—	$—	$688,500

Total Borrowings	$688,500	$—	$—	$—	$688,500

Gross amount of recognized liabilities for securities lending transactions					$688,500

444

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR Bloomberg Barclays Intermediate Term Treasury ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Treasury Obligations	$2,716,993	$—	$—	$—	$2,716,993

Total Borrowings	$2,716,993	$—	$—	$—	$2,716,993

Gross amount of recognized liabilities for securities lending transactions					$2,716,993

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$15,693,263	$—	$—	$—	$15,693,263

Total Borrowings	$15,693,263	$—	$—	$—	$15,693,263

Gross amount of recognized liabilities for securities lending transactions					$15,693,263

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$10,103,000	$—	$—	$—	$10,103,000

Total Borrowings	$10,103,000	$—	$—	$—	$10,103,000

Gross amount of recognized liabilities for securities lending transactions					$10,103,000

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$627,463	$—	$—	$—	$627,463

Total Borrowings	$627,463	$—	$—	$—	$627,463

Gross amount of recognized liabilities for securities lending transactions					$627,463

445

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$629,470	$—	$—	$—	$629,470

Total Borrowings	$629,470	$—	$—	$—	$629,470

Gross amount of recognized liabilities for securities lending Transactions					$629,470

SPDR Bloomberg Barclays Convertible Securities ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Convertible Preferred Stocks	$32,549,602	$—	$—	$—	$32,549,602
Corporate Bonds & Notes	114,248,407	—	—	—	114,248,407

Total	$146,798,009	$—	$—	$—	$146,798,009

Total Borrowings	$146,798,009	$—	$—	$—	$146,798,009

Gross amount of recognized liabilities for securities lending transactions					$146,798,009

SPDR Bloomberg Barclays Aggregate Bond ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$2,287,925	$—	$—	$—	$2,287,925
Foreign Government Obligations	137,249	—	—	—	137,249
U.S. Government Agency Obligations	275,346	—	—	—	275,346

Total	$2,700,520	$—	$—	$—	$2,700,520

Total Borrowings	$2,700,520	$—	$—	$—	$2,700,520

Gross amount of recognized liabilities for securities lending transactions					$2,700,520

446

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR Bloomberg Barclays High Yield Bond ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$440,561,010	$—	$—	$—	$440,561,010

Total Borrowings	$440,561,010	$—	$—	$—	$440,561,010

Gross amount of recognized liabilities for securities lending transactions					$440,561,010

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,016,342	$—	$—	$—	$1,016,342
Corporate Bonds & Notes	258,626,583	—	—	—	258,626,583

Total	$259,642,925	$—	$—	$—	$259,642,925

Total Borrowings	$259,642,925	$—	$—	$—	$259,642,925

Gross amount of recognized liabilities for securities lending transactions					$259,642,925

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$2,423,194	$—	$—	$—	$2,423,194
Foreign Government Obligations	204,816	—	—	—	204,816

Total	$2,628,010	$—	$—	$—	$2,628,010

Total Borrowings	$2,628,010	$—	$—	$—	$2,628,010

Gross amount of recognized liabilities for securities lending transactions					$2,628,010

447

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$630,630	$—	$—	$—	$630,630

Total Borrowings	$630,630	$—	$—	$—	$630,630

Gross amount of recognized liabilities for securities lending transactions					$630,630

11.	Line of Credit

Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 12, 2017, unless extended or renewed. Prior to October 13, 2016, the Participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The following Funds participate in the credit facility as of June 30, 2017:

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SPDR Bloomberg Barclays Short Term High Yield Bond ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SPDR Citi International Government Inflation-Protected Bond ETF

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

Prior to October 13, 2016, the following Funds participated in the credit facility:

SPDR Bloomberg Barclays Aggregate Bond ETF

SPDR Bloomberg Barclays Convertible Securities ETF

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF

SPDR Bloomberg Barclays High Yield Bond ETF

SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF

SPDR Bloomberg Barclays International Corporate Bond ETF

SPDR Bloomberg Barclays International Treasury Bond ETF

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF

SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF

SPDR Bloomberg Barclays Long Term Corporate Bond ETF

SPDR Bloomberg Barclays Mortgage Backed Bond ETF

SPDR Bloomberg Barclays Short Term Corporate Bond ETF

SPDR Bloomberg Barclays Short Term High Yield ETF

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF

SPDR Citi International Government Inflation-Protected Bond ETF

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF

SPDR Nuveen S&P High Yield Municipal Bond ETF

448

SPDR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Funds had no outstanding loans as of June 30, 2017.

12.	Risks

Concentration of Risk

As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

Foreign and Emerging Markets Risk

Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

13.	Stock Splits

The Board authorized a 2-for-1 share split for the SPDR Bloomberg Barclays International Treasury Bond ETF effective after the close of trading on September 29, 2016 for shareholders of record on September 26, 2016. The impact of the stock split was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by a factor of 2, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock splits.

The Board authorized a 1-for-2 reverse stock split for the SPDR Nuveen Barclays Municipal Bond ETF and SPDR Nuveen Barclays Short Term Municipal Bond ETF effective after the close of trading on March 14, 2016, for the shareholders of record on March 15, 2016. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of two, while increasing the NAV of shares outstanding by a factor of two, resulting in no effect to the net assets of the Fund. The financial statements for the Funds have been adjusted to reflect the reverse stock split.

14.	New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment

449

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2017

companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact of the adoption of the amendments to Regulation S-X on the financial statements of the Funds and concluded that it will be limited to additional disclosures.

15.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.

On June 30, 2017, the Board voted to close and liquidate the SPDR Bloomberg Barclays 0-5 Year TIPS ETF.

450

SPDR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

SPDR® Series Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (formerly, SPDR Barclays 1-3 Month T-Bill ETF), SPDR Bloomberg Barclays TIPS ETF (formerly, SPDR Barclays TIPS ETF), SPDR Bloomberg Barclays 0-5 Year TIPS ETF (formerly, SPDR Barclays 0-5 Year TIPS ETF), SPDR Bloomberg Barclays 1-10 Year TIPS ETF (formerly, SPDR Barclays 1-10 Year TIPS ETF), SPDR Bloomberg Barclays Short Term Treasury ETF (formerly, SPDR Barclays Short Tern Treasury ETF), SPDR Bloomberg Barclays Intermediate Term Treasury ETF (formerly, SPDR Barclays Intermediate Term Treasury ETF), SPDR Bloomberg Barclays Long Term Treasury ETF (formerly, SPDR Bloomberg Barclays Long Term Treasury ETF), SPDR Bloomberg Barclays Short Term Corporate Bond ETF (formerly, SPDR Barclays Short Term Corporate Bond ETF), SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (formerly, SPDR Barclays Intermediate Term Corporate Bond ETF), SPDR Bloomberg Barclays Long Term Corporate Bond ETF (formerly, SPDR Barclays Long Term Corporate Bond ETF), SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF (formerly, SPDR Barclays Issuer Scored Corporate Bond ETF), SPDR Bloomberg Barclays Convertible Securities ETF (formerly, SPDR Barclays Convertible Securities ETF), SPDR Bloomberg Barclays Mortgage Backed Bond ETF (formerly, SPDR Barclays Mortgage Backed Bond ETF), SPDR Bloomberg Barclays Aggregate Bond ETF (formerly, SPDR Barclays Aggregate Bond ETF), SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (formerly, SPDR Nuveen Barclays Municipal Bond ETF), SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (formerly, SPDR Nuveen Barclays Short Term Municipal Bond ETF), SPDR Nuveen S&P High Yield Municipal Bond ETF, SPDR Citi International Government Inflation-Protected Bond ETF, SPDR Bloomberg Barclays Short Term International Treasury Bond ETF (formerly, SPDR Barclays Short Term International Treasury Bond ETF), SPDR Bloomberg Barclays International Treasury Bond ETF (formerly, SPDR Barclays International Treasury Bond ETF), SPDR Bloomberg Barclays International Corporate Bond ETF (formerly, SPDR Barclays International Corporate Bond ETF), SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (formerly, SPDR Barclays Emerging Markets Local Bond ETF), SPDR Bloomberg Barclays High Yield Bond ETF (formerly, SPDR Barclays High Yield Bond ETF), SPDR Bloomberg Barclays Short Term High Yield Bond ETF (formerly, SPDR Barclays Short Term High Yield Bond ETF), SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (formerly, SPDR Barclays Investment Grade Floating Rate ETF), SPDR BofA Merrill Lynch Crossover Corporate Bond ETF and SPDR Dorsey Wright Fixed Income Allocation ETF (collectively, the “Funds”) (twenty-seven of the portfolios constituting SPDR® Series Trust) as of June 30, 2017, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of SPDR® Series Trust at June 30, 2017, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2017

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OTHER INFORMATION

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Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2017 to June 30, 2017.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return —This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Based on hypothetical 5% return —This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.14%	$1,002.40	$0.70	$1,024.10	$0.70
SPDR Bloomberg Barclays TIPS ETF	0.15	1,008.60	0.75	1,024.10	0.75
SPDR Bloomberg Barclays 0-5 Year TIPS ETF	0.15	1,001.40	0.74	1,024.10	0.75
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15	1,005.80	0.75	1,024.10	0.75
SPDR Bloomberg Barclays Short Term Treasury ETF	0.10	1,007.60	0.50	1,024.30	0.50
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	0.10	1,011.70	0.50	1,024.30	0.50
SPDR Bloomberg Barclays Long Term Treasury ETF	0.10	1,053.50	0.51	1,024.30	0.50
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	0.12	1,012.30	0.60	1,024.20	0.60
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	0.12	1,026.40	0.60	1,024.20	0.60
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	0.12	1,063.70	0.61	1,024.20	0.60
SPDR Bloomberg Barclays Issuer Scored Corporate Bond ETF	0.16	1,035.90	0.81	1,024.00	0.80

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		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%	$1,102.60	$2.09	$1,022.80	$2.01
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	0.18	1,012.00	0.90	1,023.90	0.90
SPDR Bloomberg Barclays Aggregate Bond ETF	0.08	1,022.50	0.40	1,024.40	0.40
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.23	1,037.20	1.16	1,023.70	1.15
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20	1,018.10	1.00	1,023.80	1.00
SPDR Nuveen S&P High Yield Municipal Bond ETF	0.45	1,039.80	2.28	1,022.60	2.26
SPDR Citi International Government Inflation-Protected Bond ETF	0.50	1,060.30	2.55	1,022.30	2.51
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35	1,065.80	1.79	1,023.10	1.76
SPDR Bloomberg Barclays International Treasury Bond ETF	0.50	1,061.70	2.56	1,022.30	2.51
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50	1,078.10	2.58	1,022.30	2.51
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.40	1,090.20	2.07	1,022.80	2.01
SPDR Bloomberg Barclays High Yield Bond ETF	0.40	1,045.30	2.03	1,022.80	2.01
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40	1,035.30	2.02	1,022.80	2.01
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15	1,010.40	0.75	1,024.10	0.75
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	0.30	1,040.50	1.52	1,023.30	1.51
SPDR Dorsey Wright Fixed Income Allocation ETF	0.26	1,065.80	1.33	1,023.50	1.30

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2017.

Dividends Received Deduction

Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

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Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2017 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Qualified Interest Income

Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gains as qualified interest income.

Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2017:

Amount
SPDR Bloomberg Barclays Convertible Securities ETF	$21,642,719
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	14,545,604
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	1,525,860
SPDR Citi International Government Inflation-Protected Bond ETF	6,386,284
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	227,044
SPDR Bloomberg Barclays International Treasury Bond ETF	1,789,076
SPDR Bloomberg Barclays International Corporate Bond ETF	5,394

The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:

Percentage
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	96.94%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	99.73
SPDR Nuveen S&P High Yield Municipal Bond ETF	98.39

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended June 30, 2017, the total amount of foreign taxes that will be passed through are:

Amount
SPDR Citi International Government Inflation-Protected Bond ETF	$93,141
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	42,727
SPDR Bloomberg Barclays International Treasury Bond ETF	215,684
SPDR Bloomberg Barclays International Corporate Bond ETF	14,635
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	270,942

The amount of foreign source income earned on the following Funds during the year ended June 30, 2017 were as follows:

Amount
SPDR Citi International Government Inflation-Protected Bond ETF	$20,278,553
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	821,962
SPDR Bloomberg Barclays International Treasury Bond ETF	24,238,311
SPDR Bloomberg Barclays International Corporate Bond ETF	2,158,092
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	8,151,693

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Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At an in-person meeting held prior to June 30, 2017, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the operational fixed income series of the Trust (collectively, the “Current ETFs”) and to continue the Agreement with respect to the previously approved non-operational series of the Trust (together with the Current ETFs, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by SSGA FM, the Trust’s investment adviser and administrator, and other materials provided by State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make

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up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.

Investment Performance

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each Current ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking, noting that each Current ETF satisfactorily tracked its benchmark index.

Profits Realized by the Adviser

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable.

Fees Charged to Comparable Funds

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.

Other Benefits

The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.

Economies of Scale

The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.

Conclusion

The Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) fees paid to the Adviser adequately shared the economies of scale with respect to the Current ETFs by way of the relatively low fee structure of the Trust.

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June 30, 2017 (Unaudited)

Approval of Nuveen Asset Management Sub-Advisory Agreement

At an in-person meeting held prior to June 30, 2017, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately with their independent legal counsel to consider the Nuveen Sub-Advisory Agreement.

In evaluating the Nuveen Sub-Advisory Agreement, the Board drew on materials provided to them by Nuveen and the Adviser. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.

The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.

The Board, including the Independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs after weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Nuveen Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by Nuveen with respect to the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.

Approval of State Street Global Advisors Limited Sub-Advisory Agreement

At an in-person meeting held prior to June 30, 2017, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSGA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSGA Limited (the “Foreign Fixed Income ETFs”). The Independent Trustees also met separately with their independent legal counsel to consider the SSGA Limited Sub-Advisory Agreement.

In evaluating the SSGA Limited Sub-Advisory Agreement, the Board drew on materials provided to them by SSGA Limited and the Adviser. In deciding whether to approve the SSGA Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs under the SSGA Limited Sub-Advisory Agreement and (ii) investment performance of the Foreign Fixed Income ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Limited under the SSGA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.

The Board considered the background and experience of SSGA Limited’s senior management and, in particular, SSGA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance, noting that that each Foreign Fixed Income ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSGA Limited’s fees paid by the Adviser. The Board also considered whether SSGA Limited benefited in other ways from its relationship with the Trust.

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The Board, including the Independent Trustees voting separately, approved the SSGA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs after weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the SSGA Limited Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSGA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to SSGA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trust.

TRUSTEES AND OFFICERS INFORMATION

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Independent Trustees
FRANK NESVET c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	179	None.
DAVID M. KELLY c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee	Term: Unlimited Served: since September 2000	Retired.	179	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired).
BONNY EUGENIA BOATMAN c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	179	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	179	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SPDR Series Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	179	The Motley Fool Funds Trust (Trustee).

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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	255	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Fund Management, Inc. serves as investment adviser.
*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During The Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017-present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005-Present)*; Managing Director, State Street Global Advisors (2005-present).*

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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During The Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005-present).*
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2006-2011).
JESSE D. HALLEE State Street Bank and Trust Company One Hundred Summer Street, SUM0703 Boston, MA 02111 1976	Secretary	Term: Unlimited Served: since August 2017	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 to present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).**
PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Summer Street, SUM 0703 Boston, MA 02111 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003-July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*

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Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During The Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Assistant Vice President, SSGA Funds Management, Inc. (May 2015-present); Officer, State Street Bank and Trust Company (March 2009-May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Statement of Additional Information (SAI) includes additional information about Fund’s directors and is available, without charge, upon request and by calling 1-866-787-2257.

461

SPDR Series Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce S. Rosenberg, Treasurer

Ann Carpenter, Vice President and Assistant Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Dan Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Jesse D. Hallee, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

111 Pennsylvania Avenue NW

Washington, DC 20006

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust – Fixed Income Funds

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

ssga.com   |   spdrs.com

State Street Global Advisors, State Street Financial Center, One Lincoln Street, Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Barclays is a trademark of Barclays, the investment banking division of Barclays Bank PLC (“Barclays”) and has been licensed for use in connection with the listing and trading of the SPDR Barclays ETFs. The products are not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in them.

CITI Disclaimer:

“CITI” is a registered trademark and service mark of Citigroup Inc. or its affiliates, and used under license for certain purposes by State Street Global Advisors (“Licensee”). The SPDR Citi International Government Inflation-Protected Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Citigroup Index LLC (“Citigroup Index”) or any of its affiliates (collectively with Citigroup Index, “Citigroup”). Citigroup Index makes no representation or warranty, express or implied, to the owners or prospective owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Fund to track the price and yield performance of the Citi International Inflation-Linked Securities Select Index or the ability of the Citi International Inflation-Linked Securities Select Index to track general bond market performance. Citigroup Index’s only relationship to State Street Global Advisors is the licensing of certain information, data, trademarks and trade names of Citigroup. The Citi International Inflation-Linked Securities Select Index is determined, composed and calculated by Citigroup Index without regard to Licensee or the Fund. Citigroup Index has no obligation to take the needs of Licensee or the owners or prospective owners of the Fund into consideration in determining, composing or calculating the Citi International Inflation-Linked Securities Select Index. Citigroup Index is not responsible for and has not participated in the determination of the prices and amount of the shares to be issued by the Fund or the timing of the issuance or sale of the shares to be issued by the Fund or in the determination or calculation of the equation by which the shares to be issued by the Fund are to be converted into cash. Citigroup Index has no obligation or liability in connection with the administration, marketing or trading of the Fund.

CITIGROUP INDEX DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS OF THE CITI INTERNATIONAL INFLATION-LINKED SECURITIES SELECT INDEX OR ANY DATA INCLUDED THEREIN, OR FOR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO, AND CITIGROUP INDEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. CITIGROUP INDEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OR PROSPECTIVE OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE CITI INTERNATIONAL INFLATION-LINKED SECURITIES SELECT INDEX OR ANY DATA INCLUDED THEREIN. CITIGROUP INDEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE CITI INTERNATIONAL INFLATION-LINKED SECURITIES SELECT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL CITIGROUP HAVE ANY LIABILITY FOR ANY DIRECT, SPECIAL, PUNITIVE, INDIRECT, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

BofA Merrill Disclaimer:

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Dorsey Wright Disclaimer:

Dorsey Wright & Associates, LLC (collectively with its parent companies and affiliates, “Dorsey Wright”) licenses to State Street Global Advisors (“SSGA”) certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Fixed Income Allocation Index (“Index”), for use by SSGA. Such trademarks, trade names and Index have been created and developed by Dorsey Wright without regard to and independently of SSGA, its business, its development of this Product, and/or any prospective investor. SSGA has arranged with Dorsey Wright to license the Index for possible inclusion in products which SSGA independently develops and promotes. The licensing of any Index to SSGA is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by SSGA with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or SSGA.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Barclays Municipal Bond ETF, SPDR Nuveen Barclays California Municipal Bond ETF, SPDR Nuveen Barclays New York Municipal Bond ETF, SPDR Nuveen Barclays Short Term Municipal Bond ETF, SPDR Nuveen S&P High Yield Municipal Bond ETF, and SPDR Nuveen Barclays Build America Bond ETF.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

State Street Global Advisors	© 2016 State Street Corporation - All Rights Reserved SPDRFIAR IBG-24535

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

    (2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2017 and June 30, 2016, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,008,472 and $1,064,292, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2017 and June 30, 2016, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2017 and June 30, 2016, the aggregate tax fees billed for professional services rendered by the principal accountant were $755,951 and $748,764, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2017 and June 30, 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2017 (in millions)	FY 2016 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.7	$15.5
Tax Fees	8.7	7.5
All Other Fees	4.4	2.7

(1)	Information is for the calendar years 2016 and 2015, respectively.
(2)	Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees consisted of advisory services related to certain regulatory initiatives.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur.

Item 6. Investments.

(a) A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: September 5, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: September 5, 2017